AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON February 13, 2004
                                         Registration Nos. 333-30180, 811-5626
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
     Pre-Effective Amendment No.                                    [ ]
     Post-Effective Amendment No.  15                               [X]
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
     Amendment No.                                                  [X]

                        (Check appropriate box or boxes)

                               SEPARATE ACCOUNT B
                           (Exact Name of Registrant)

                     ING USA ANNUITY AND LIFE INSURANCE COMPANY
                               (Name of Depositor)

                               1475 Dunwoody Drive
                      West Chester, Pennsylvania 19380-1478
        (Address of Depositor's Principal Executive Offices) (Zip Code)
        Depositor's Telephone Number, including Area Code (610) 425-3400

        Linda E. Senker, Esq.                       Kimberly J. Smith, Esq.
        ING                                         ING
        1475 Dunwoody Drive                         1475 Dunwoody Drive
        West Chester, PA 19380-1478                 West Chester, PA 19380-1478
        (610) 425-4139                              (610) 425-3427
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
          [X]  immediately upon filing pursuant to paragraph (b) of Rule 485
          [ ]  on (date) pursuant to paragraph (b) of Rule 485
          [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
          [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
     Deferred Combination Variable and Fixed Annuity Contracts

-------------------------------------------------------------------------------
Approximate date of Proposed Public Offering: As soon as practicable after the effectiveness of this Registration Statement.

Title of Securities Being Registered:
Interests in a separate account under flexible premium deferred variable annuity contracts.

--------------------------------------------------------------------------------

                                     PART A


--------------------------------------------------------------------------------
  ING USA ANNUITY AND LIFE INSURANCE COMPANY
  SEPARATE ACCOUNT B OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

  DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS

               ING GOLDENSELECT LANDMARK

--------------------------------------------------------------------------------

                                                               FEBRUARY 13, 2004

     This prospectus describes ING GoldenSelect Landmark, a group and individual deferred variable annuity contract (the "Contract") offered by ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we," "us" or "our") (formerly, Golden American Life Insurance Company). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

     The Contract provides a means for you to invest your premium payments in one or more mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. The investment portfolios available under your Contract and the portfolio managers are listed on the next page.

     You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

     REPLACING AN EXISTING ANNUITY WITH THE CONTRACT MAY NOT BE BENEFICIAL TO YOU. YOUR EXISTING ANNUITY MAY BE SUBJECT TO FEES OR PENALTIES ON SURRENDER, AND THE CONTRACT MAY HAVE NEW CHARGES.

     This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated February 13, 2004, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. AN INVESTMENT IN ANY SUBACCOUNT THROUGH A TRUST OR FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY ANY BANK OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------
     THE INVESTMENT PORTFOLIOS AND THE MANAGERS ARE LISTED ON THE NEXT PAGE.
--------------------------------------------------------------------------------

The investment portfolios available under your Contract and the portfolio managers are:

A I M ADVISORS, INC.                                                J.P. MORGAN INVESTMENT MANAGEMENT, INC.
  AIM V.I. Dent Demographic Trends Fund (Class II)                    ING JPMorgan Small Cap Equity Portfolio (Class S) (1)
A I M CAPITAL MANAGEMENT, INC.                                      JANUS CAPITAL MANAGEMENT LLC
  ING AIM Mid Cap Growth Portfolio (Class S) (1)                      ING Janus Growth and Income Portfolio (Class S) (1)
ALLIANCE CAPITAL MANAGEMENT L.P.                                      ING Janus Special Equity Portfolio (Class S) (1)
  ING Alliance Mid Cap Growth Portfolio (Class S) (1)               JENNISON ASSOCIATES LLC
BARING INTERNATIONAL INVESTMENT LIMITED                               ING Jennison Equity Opportunities Portfolio (Class S) (1)
  ING Hard Assets Portfolio (Class S) (1)                             Jennison Portfolio (Class II) (5)
CAPITAL GUARDIAN TRUST COMPANY                                        SP Jennison International Growth Portfolio (Class II) (5)
  ING Capital Guardian Large Cap Value Portfolio (Class S)(1)       JULIUS BAER INVESTMENT MANAGEMENT, INC.
  ING Capital Guardian Managed Global Portfolio (Class S)(1)          ING Julius Baer Foreign  Portfolio(1)
  ING Capital Guardian Small Cap Portfolio (Class S) (1)            MARSICO CAPITAL MANAGEMENT, LLC
CAPITAL RESEARCH AND MANAGEMENT COMPANY                               ING Marsico Growth Portfolio (Class S) (1)
  ING American Funds Growth Portfolio(2)                            MASSACHUSETTS FINANCIAL SERVICES COMPANY
  ING American Funds Growth-Income Portfolio(2)                       ING MFS Mid Cap Growth Portfolio (Class S) (1)
  ING American Funds International Portfolio(2)                       ING MFS Research Portfolio (Class S) (1)
COLUMBIA MANAGEMENT ADVISERS, INC.                                    ING MFS Total Return Portfolio (Class S) (1)
  Colonial Small Cap Value Fund (Class B)                           MERCURY ADVISORS
EAGLE ASSET MANAGEMENT, INC.                                          ING Mercury Focus Value Portfolio (Class S) (1)
  ING Eagle Asset Value Equity Portfolio (Class S) (1)                ING Mercury Fundamental Growth Portfolio (Class S) (1)
FIDELITY(R) MANAGEMENT & RESEARCH CO.                                 PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
  Fidelity(R) VIP Equity-Income Portfolio (Class S2)                    ING PIMCO Core Bond Portfolio (Class S) (1)
  Fidelity(R) VIP Growth Portfolio (Class S2)                           PIMCO High Yield Portfolio
  ING FMRSM Diversified Mid Cap Portfolio (Class S) (1)             PIONEER INVESTMENT MANAGEMENT, INC.
GOLDMAN SACHS ASSET MANAGEMENT, L.P.                                  Pioneer Fund VCT Portfolio (Class II)
  ING Goldman Sachs Internet TollkeeperSM Portfolio                   Pioneer Mid-Cap Value VCT Portfolio (Class II)
    (Class S) (1)  (3)                                              PROFUND ADVISORS LLC
IIM B.V.                                                              ProFund VP Bull
  ING Developing World Portfolio (Class S) (1)                        ProFund VP Europe 30
ING INVESTMENT MANAGEMENT, LLC                                        ProFund VP Rising Rates Opportunity
  ING Liquid Assets Portfolio (Class S) (1)                           ProFund VP Small-Cap
ING INVESTMENTS, LLC                                                SALOMON BROTHERS ASSET MANAGEMENT, INC.
  ING International Portfolio (Class S) (1)                           ING Salomon Brothers All Cap Portfolio (Class S) (1)
  ING VP Bond Portfolio (Class S)                                     ING Salomon Brothers Investors Portfolio (Class S) (1)
  ING VP Growth Opportunities Portfolio (Class S)                     ING Salomon Brothers Aggressive Growth Portfolio
  ING VP Index Plus LargeCap Portfolio (Class S)                        (Class S)(2)
  ING VP MagnaCap Portfolio (Class S)                               T. ROWE PRICE ASSOCIATES, INC.
  ING VP SmallCap Opportunities Portfolio (Class S)                   ING T. Rowe Price Capital Appreciation Portfolio
  ING VP Worldwide Growth Portfolio (Class S)                           (Class S) (1)
INVESCO FUNDS GROUP, INC.                                             ING T. Rowe Price Equity Income Portfolio (Class S) (1)
  INVESCO VIF -- Financial Services Fund                             UBS GLOBAL ASSET MANAGEMENT
  INVESCO VIF -- Health Sciences Fund                                  ING UBS US Balanced Portfolio (Class S) (1)
  INVESCO VIF -- Leisure Fund                                        VAN KAMPEN
  INVESCO VIF -- Utilities Fund                                        ING Van Kampen Equity Growth Portfolio (Class S) (1)
J.P. MORGAN FLEMING ASSET MANAGEMENT (LONDON)                         ING Van Kampen Global Franchise Portfolio (Class S) (1)
  LLC.                                                                ING Van Kampen Growth and Income Portfolio (Class S)(1)
  ING JPMorgan Fleming International Portfolio (Class S)(4)           ING Van Kampen Real Estate Portfolio (Class S) (1)

     (1) The investment adviser for this portfolio is Directed Services, Inc. The portfolio manager listed is the sub-adviser. Directed Services, Inc. is an affiliated Company of ING Groep, N.V.

     (2) The investment adviser for this portfolio is ING Investments, LLC. The portfolio manager listed is the sub-advisor.

     (3)  Internet TollkeeperSM Series is a service mark of Goldman, Sachs & Co.

     (4) The investment adviser for this portfolio is ING Life Insurance and Annuity Company. The portfolio manager listed is the sub-adviser.

     (5) The investment adviser for this portfolio is Prudential Investments LLC. The portfolio manager listed is the sub-adviser.

The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account B. We refer to the divisions as "subaccounts" and the money you place in the Fixed Account's guaranteed interest periods as "Fixed Interest Allocations" in this prospectus.

--------------------------------------------------------------------------------
 TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                     PAGE                                                             PAGE
Index of Special Terms..............................   1         Death Benefit Choices...............................  34
Fees and Expenses...................................   2           Death Benefit During the Accumulation Phase.......  34
Condensed Financial Information.....................   5               Standard Death Benefit........................  35
  Accumulation Unit.................................   5               Enhanced Death Benefit Options................  35
  The Net Investment Factor.........................   5               Earnings Multiplier Benefit Rider.............  37
  Performance Information...........................   6         Death Benefit During the Income Phase...............
  Financial Statements..............................   6           Continuation After Death -- Spouse.................
ING USA Annuity and Life Insurance Company..........   7           Continuation After Death -- Not a Spouse...........
ING USA Separate Account B..........................   7           Required Distributions Upon Contract
The Trusts and Funds................................   7               Owner's Death.................................
Covered Funds, Special Funds and Excluded                        The Annuity Options.................................  26
  Funds  ...........................................   9         Other Contract Provisions...........................
Charges and Fees....................................   9         Other Information...................................
  Charge Deduction Subaccount.......................  10         Federal Tax Considerations..........................
  Charges Deducted from the Contract Value..........  10         Statement of Additional Information
      Surrender Charge..............................  10           Table of Contents.................................
      Waiver of Surrender Charge for Extended                    Appendix A
         Medical Care...............................  10           Condensed Financial Information...................  A1
      Free Withdrawal Amount........................  10         Appendix B
      Surrender Charge for Excess Withdrawals.......  10           The Investment Portfolios.........................  B1
      Premium Taxes.................................  11         Appendix C
      Administrative Charge.........................  11           Fixed Account II..................................  C1
      Transfer Charge...............................  11         Appendix D
  Charges Deducted from the Subaccounts.............  11           Fixed Interest Division...........................  D1
      Mortality and Expense Risk Charge.............  11         Appendix E
      Asset-Based Administrative Charge.............  11           Surrender Charge for Excess Withdrawals
      Earnings Multiplier Benefit Charge............  11               Example.......................................  E1
      Optional Rider Charges........................  12         Appendix F
  Trust and Fund Expenses...........................  12           Withdrawal Adjustment for 7% Solution
The Annuity Contract................................  13               Death Benefit Element Examples................  F1
  Contract Date and Contract Year ..................  13         Appendix G
  Contract Owner....................................  13           Special Funds and Excluded Funds Examples.........  G1
  Annuity Start Date................................  14         Appendix H
  Annuitant.........................................  14               MGWB Excess Withdrawal Amount
  Beneficiary.......................................  14               Examples......................................  H1
  Purchase and Availability of the Contract.........  15         Appendix I
  Crediting of Premium Payments.....................  16           Death Benefits for Yr-2001 Contract Owners........  I1
  Administrative Procedures.........................  17         Appendix J
  Contract Value....................................  17           Death Benefits for May-2002 and Yr-2003
  Cash Surrender Value..............................  17               Contract Owners...............................  J1
  Addition, Deletion or Substitution of                          Appendix K
      Subaccounts and Other Changes.................  18           Optional Rider Benefits for Yr-2001
  The Fixed Account.................................  18               Contract Owners...............................  K1
Optional Riders.....................................             Appendix L
  Rider Date........................................               Optional Rider Benefit Charges and
  No Cancellation...................................                   Minimum Guaranteed Income Benefit
  Termination.......................................                   for May-2002 Contract Owners..................  L1
  Minimum Guaranteed Income Benefit Rider...........             Appendix M
  Minimum Guaranteed Withdrawal                                    Optional Rider Benefit Charges for
      Benefit Rider.................................                   Yr-2003 Contract Owners and Optional
Other Contracts.....................................                   Rider Benefits for May-2002 and Yr-2003
Withdrawals.........................................  28               Contract Owners...............................  M1
Transfers Among Your Investments....................  31

--------------------------------------------------------------------------------
 INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

    SPECIAL TERM                                            PAGE
    -----------------------------------------------------   ----
    Accumulation Unit                                          5
    Annuitant                                                 14
    Annuity Start Date                                        14
    Cash Surrender Value                                      17
    Contract Date                                             13
    Claim Date
    Contract Owner                                            13
    Contract Value                                            17
    Contract Year                                             13
    Covered Fund                                               9
    Earnings Multiplier Benefit                               37
    Excluded Fund                                              9
    Free Withdrawal Amount                                    10
    Max 7 Enhanced Death Benefit                              37
    Net Investment Factor                                      5
    Net Rate of Return
    Quarterly Ratchet Enhanced Death Benefit                  36
    Restricted Fund                                            8
    Rider Date                                                18
    7% Solution Death Benefit Element                         36
    Special Fund                                               9
    Standard Death Benefit                                    35



The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

    TERM USED IN THIS PROSPECTUS       CORRESPONDING TERM USED IN THE CONTRACT
    ---------------------------------- ---------------------------------------
    Accumulation Unit Value            Index of Investment Experience
    Annuity Start Date                 Annuity Commencement Date
    Contract Owner                     Owner or Certificate Owner
    Contract Value                     Accumulation Value
    Transfer Charge                    Excess Allocation Charge
    Fixed Interest Allocation          Fixed Allocation
    Free Look Period                   Right to Examine Period
    Guaranteed Interest Period         Guarantee Period
    Subaccount(s)                      Division(s)
    Net Investment Factor              Experience Factor
    Regular Withdrawals                Conventional Partial Withdrawals
    Withdrawals                        Partial Withdrawals

--------------------------------------------------------------------------------
FEES AND EXPENSES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer contract value between investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES /1/
       Surrender Charge:

           COMPLETE YEARS ELAPSED       0       1       2        3       4+
              SINCE PREMIUM PAYMENT

           SURRENDER CHARGE             6%      5%      4%      3%       0%

       Transfer Charge /2/...........................  $25 per transfer, if you make more than 12 transfers in a contract year

            1 If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

            2 We currently do not impose this charge, but may do so in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Trust or Fund fees and expenses.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE /3/............  $30
       (We waive this charge if the total of your premium payments is $100,000 or more or if your contract value at the end of a contract year is $100,000 or more.)

            3 We deduct this charge on each contract anniversary and on surrender.

SEPARATE ACCOUNT ANNUAL CHARGES /4/

           -----------------------------------------------------------------------------------
                                                                  ENHANCED DEATH BENEFITS
                                                                  -----------------------
                                                STANDARD DEATH    QUARTERLY
                                                   BENEFIT         RATCHET         MAX 7
           -----------------------------------------------------------------------------------
             Mortality & Expense Risk Charge        1.50%           1.75%          1.95%
             Asset-Based Administrative Charge      0.15%           0.15%          0.15%
                 Total                              1.65%           1.90%          2.10%
           -----------------------------------------------------------------------------------

            4 As a percentage of average daily assets in each subaccount. The Separate Account Annual Charges are deducted daily.

EARNINGS MULTIPLIER BENEFIT RIDER CHARGE 5

           -------------------------------------------- ------------------------
           As an Annual Charge As a Quarterly Charge
           -------------------------------------------- ------------------------
           0.30% of contract value                      0.075% of contract value
           -------------------------------------------- ------------------------

            5 We deduct the rider charge from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the rider charge will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

OPTIONAL RIDER CHARGES /6/

       MINIMUM GUARANTEED INCOME BENEFIT RIDER:

           -------------- --------------------------------  -----------------------------------
           MGIB Rate      As an Annual Charge               As a Quarterly Charge
           -------------- --------------------------------  -----------------------------------
           7%             0.75% of the MGIB Charge Base/7/  0.1875% of the MGIB Charge Base/7/
           -------------- --------------------------------  -----------------------------------

       MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER:

           -------------------------------- -------------------------
           As an Annual Charge As a Quarterly Charge
           -------------------------------- -------------------------
           0.35% of contract value          0.0875% of contract value
           -------------------------------- -------------------------

            6 We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

            7 The MGIB Charge Base generally depends on the amount of premiums you pay during the first five contract years after you purchase the rider, when you pay the premiums, less a pro-rata deduction for any withdrawal made while the MGIB rider is in effect and accumulated at the MGIB Rate. The MGIB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers between Covered, Special and Excluded Funds may reduce the applicable MGIB Charge Base by more than the amount withdrawn or transferred.

TRUST OR FUND EXPENSES

The next item shows the minimum and maximum total operating expenses charged by the Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.

     ---------------------------------------------------------------------------- ------------------ -----------------
     TOTAL ANNUAL TRUST OR FUND OPERATING EXPENSES                                     MINIMUM           MAXIMUM
     ---------------------------------------------------------------------------- ------------------ -----------------
     (expenses that are deducted from Trust or Fund assets, including
     management fees, distribution and/or service (12b-1) fees/8/, and other            0.53%             3.96%
     expenses):
     ---------------------------------------------------------------------------- ------------------ -----------------

       8 The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

The following table shows the annual operating expenses separately for each Trust or Fund.

FUND EXPENSE TABLE/1/

The column labeled "Total Fund Annual Expenses Without Waivers or Reductions" shows the total annual operating expenses charged by a Trust or Fund, absent expense reimbursement or fee waiver arrangements. The column labeled "Net Fund Annual Expenses After Waivers or Reductions" shows such total annual operating expenses after applicable expense reimbursement or fee waiver arrangements where such reimbursement or waiver is expected to continue through December 31, 2004. Expenses shown are actual expenses as of 12/31/02 unless otherwise noted.

-------------------------------------------------------------------------------------------------------------------------
                                                                                   TOTAL FUND                NET FUND
                                                          DISTRIBUTION                ANNUAL                   ANNUAL
                                                             AND/OR                  EXPENSES      TOTAL      EXPENSES
                                              INVESTMENT    SERVICE                  WITHOUT      WAIVERS      AFTER
                                               ADVISORY     (12B-1)      OTHER      WAIVERS OR      OR       WAIVERS OR
  FUND NAME                                      FEES         FEE       EXPENSES    REDUCTIONS  REDUCTIONS   REDUCTIONS
-------------------------------------------------------------------------------------------------------------------------

AIM V.I. Dent Demographic Trends Fund
  (Series II)                                     0.85%       0.25%        0.58%       1.68%        0.00%       1.68%
Colonial Small Cap Value Fund (Class B)           0.80%       0.25%        0.34%       1.39%        0.29%       1.10%
Fidelity(R) VIP Equity-Income Portfolio
  (Service Class 2)                               0.48%       0.25%        0.10%       0.83%        0.00%       0.83%
Fidelity(R) VIP Growth Portfolio (Service
  Class 2)                                        0.58%       0.25%        0.10%       0.93%        0.00%       0.93%
ING AIM Mid-Cap Growth Portfolio (Service
  Class)                                          0.69%       0.25%        0.01%       0.95%        0.00%       0.95%
ING Alliance Mid-Cap Growth Portfolio
  (Service Class)                                 0.78%       0.25%        0.02%       1.05%        0.00%       1.05%
ING American Funds Growth Portfolio 2             0.38%       0.75%        0.05%       1.18%        0.00%       1.18%
ING American Funds Growth-Income Portfolio 2      0.34%       0.75%        0.04%       1.13%        0.00%       1.13%
ING American Funds International Portfolio 2      0.57%       0.75%        0.09%       1.41%        0.00%       1.41%
ING Capital Guardian Large Cap Value
  Portfolio (Service Class)                       0.75%       0.25%        0.01%       1.01%        0.00%       1.01%
ING Capital Guardian Managed Global
  Portfolio (Service Class)                       1.00%       0.25%        0.01%       1.26%        0.00%       1.26%
ING Capital Guardian Small Cap Portfolio
  (Service Class)                                 0.69%       0.25%        0.01%       0.95%        0.00%       0.95%
ING Developing World Portfolio (Service
  Class)                                          1.50%       0.25%        0.01%       1.76%        0.00%       1.76%
ING Eagle Asset Value Equity Portfolio
  (Service Class)                                 0.69%       0.25%        0.01%       0.95%        0.00%       0.95%
ING FMRSM Diversified Mid-Cap Portfolio
  (Service Class)                                 0.75%       0.25%        0.01%       1.01%        0.00%       1.01%
ING Goldman Sachs Internet TollkeeperSM
  Portfolio (Service Class)                       1.60%       0.25%        0.01%       1.86%        0.00%       1.86%
ING Hard Assets Portfolio (Service Class)         0.69%       0.25%        0.01%       0.94%        0.00%       0.94%
ING International Portfolio (Service Class)       1.00%       0.25%        0.01%       1.26%        0.00%       1.26%
ING Janus Growth and Income Portfolio
  (Service Class)                                 0.85%       0.25%        0.01%       1.11%        0.00%       1.11%
ING Janus Special Equity Portfolio (Service
  Class)                                          0.85%       0.25%        0.01%       1.11%        0.00%       1.11%
ING Jennison Equity Opportunities Portfolio
  (Service Class)                                 0.69%       0.25%        0.01%       0.95%        0.00%       0.95%
ING JPMorgan Fleming International Portfolio
  (Service Class)                                 0.80%       0.25%        0.20%       1.25%        0.00%       1.25%
ING JPMorgan Small Cap Equity Portfolio
  (Service Class)                                 0.90%       0.25%        0.01%       1.16%        0.00%       1.16%
ING Julius Baer Foreign Portfolio (Service
  Class)                                          1.00%       0.25%        0.01%       1.26%        0.00%       1.26%
ING Liquid Assets Portfolio (Service Class)       0.27%       0.25%        0.01%       0.53%        0.00%       0.53%
ING Marsico Growth Portfolio (Service Class)      0.78%       0.25%        0.01%       1.04%        0.00%       1.04%
ING Mercury Focus Value Portfolio (Service
  Class)                                          0.80%       0.25%        0.01%       1.06%        0.00%       1.06%
ING Mercury Fundamental Growth Portfolio
  (Service Class)                                 0.80%       0.25%        0.01%       1.06%        0.00%       1.06%
ING MFS Mid-Cap Growth Portfolio (Service Class)  0.64%       0.25%        0.02%       0.91%        0.00%       0.91%
ING MFS Research Portfolio (Service Class)        0.64%       0.25%        0.02%       0.91%        0.00%       0.91%
ING MFS Total Return Portfolio (Service Class)    0.64%       0.25%        0.02%       0.91%        0.00%       0.91%
ING PIMCO Core Bond Portfolio (Service Class)     0.66%       0.25%        0.02%       0.93%        0.00%       0.93%
ING Salomon Brothers Aggressive Growth
  Portfolio (Service Class)                       0.69%       0.25%        0.13%       1.07%        0.00%       1.07%
ING Salomon Brothers All Cap Portfolio
  (Service Class)                                 0.75%       0.25%        0.01%       1.01%        0.00%       1.01%
ING Salomon Brothers Investors Portfolio
  (Service Class)                                 0.75%       0.25%        0.01%       1.01%        0.00%       1.01%
ING T. Rowe Price Capital Appreciation
  Portfolio (Service Class)                       0.69%       0.25%        0.01%       0.95%        0.00%       0.95%
ING T. Rowe Price Equity Income Portfolio
  (Service Class)                                 0.69%       0.25%        0.01%       0.95%        0.00%       0.95%
ING UBS U.S. Balanced Portfolio (Service Class)   0.75%       0.25%        0.01%       1.01%        0.00%       1.01%
ING Van Kampen Equity Growth Portfolio
  (Service Class)                                 0.75%       0.25%        0.01%       1.01%        0.00%       1.01%
-------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------
                                                                                   TOTAL FUND                NET FUND
                                                          DISTRIBUTION                ANNUAL                   ANNUAL
                                                             AND/OR                  EXPENSES      TOTAL      EXPENSES
                                              INVESTMENT    SERVICE                  WITHOUT      WAIVERS      AFTER
                                               ADVISORY     (12B-1)      OTHER      WAIVERS OR      OR       WAIVERS OR
  FUND NAME                                      FEES         FEE       EXPENSES    REDUCTIONS  REDUCTIONS   REDUCTIONS
-------------------------------------------------------------------------------------------------------------------------

ING Van Kampen Global Franchise Portfolio
  (Service Class)                                 1.00%       0.25%        0.01%       1.26%        0.00%       1.26%
ING Van Kampen Growth and Income Portfolio
  (Service Class)                                 0.69%       0.25%        0.01%       0.95%        0.00%       0.95%
ING Van Kampen Real Estate Portfolio
  (Service Class)                                 0.69%       0.25%        0.01%       0.95%        0.00%       0.95%
ING VP Bond Portfolio (Class S)                   0.40%       0.25%        0.09%       0.74%        0.00%       0.74%
ING VP Growth Opportunities Portfolio
  (Service Class)                                 0.75%       0.25%        0.58%       1.58%        0.48%       1.10%
ING VP Index Plus LargeCap Portfolio (Class
  S)                                              0.35%       0.25%        0.11%       0.71%        0.00%       0.71%
ING VP MagnaCap Portfolio  (Service Class)        0.75%       0.25%        0.45%       1.45%        0.35%       1.10%
ING VP SmallCap Opportunities Portfolio
  (Service Class)                                 0.75%       0.25%        0.49%       1.49%        0.39%       1.10%
ING VP Worldwide Growth Portfolio                 1.00%       0.25%        0.82%       2.07%        0.84%       1.23%
INVESCO VIF -- Financial Services Fund            0.75%       0.00%        0.34%       1.09%        0.00%       1.09%
INVESCO VIF -- Health Sciences Fund               0.75%       0.00%        0.32%       1.07%        0.00%       1.07%
INVESCO VIF -- Leisure Fund                       0.75%       0.00%        3.21%       3.96%        2.67%       1.29%
INVESCO VIF -- Utilities Fund                     0.60%       0.00%        0.58%       1.18%        0.00%       1.18%
Jennison Portfolio (Class II)                     0.60%       0.25%        0.16%       1.01%        0.00%       1.01%
PIMCO High Yield Portfolio (Admin Class)          0.25%       0.15%        0.36%       0.76%        0.00%       0.76%
PIMCO StocksPlus Growth and Income Portfolio
  (Admin Class)                                   0.40%       0.15%        0.11%       0.66%        0.00%       0.66%
Pioneer Fund VCT Portfolio (Class II)             0.65%       0.25%        0.16%       1.06%        0.00%       1.06%
Pioneer Mid Cap Value VCT Portfolio (Class II)    0.65%       0.25%        0.17%       1.07%        0.00%       1.07%
ProFund VP Bull                                   0.75%       0.25%        0.91%       1.91%        0.00%       1.91%
ProFund VP Europe 30                              0.75%       0.25%        1.03%       2.03%        0.00%       2.03%
ProFund Rising Rates Opportunity                  0.75%       0.25%        1.13%       2.13%        0.00%       2.13%
ProFund VP Small-Cap                              0.75%       0.25%        0.97%       1.97%        0.00%       1.97%
SP Jennison International Growth Portfolio
  (Class II)                                      0.85%       0.25%        0.70%       1.80%        0.00%       1.80%
-------------------------------------------------------------------------------------------------------------------------

Footnotes to the "Fund Expense Table"

     1 The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.

     2 Because these portfolios are new, "Other Expenses", shown above, are estimated for 2003. This table reflects the aggregate annual operating expenses of each portfolio and its corresponding master fund.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the above table or in the example below.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annul expenses, and Trust or Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds. Specifically, the Example assumes election of the Max 7 Enhanced Death Benefit and election of the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually. The Example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.04% of assets. The Example also assumes you elected an optional benefit rider with the highest cost, an assumed charge of 1.14% annually, where the rider base is equal to the initial premium and increases by 7% annually, and the rider charge is assessed each quarter on a base equal to the hypothetical $10,000 premium increasing at 7% per year. The assumed annual rider charge of 1.14% results from the assumption of a 7% annual increase in the rider base but only a 5% earnings increase in the contract value before expenses. Thus, 1.14% represents an annual charge over the 10-year period which is equivalent to a charge of 0.1875% of rider base per quarter over the same period. Note that surrender charges may apply if you choose to annuitize your Contract within the first 4 contract years. The Example reflects the maximum charges for February-2004 contract owners. If you elect different options or are not a February-2004 contract owner, your expenses will be lower. The example also takes into account contractual limitations on Trust or Fund expenses that require reimbursement or waiver of expenses, but only for the period of the contractual limitation.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

   -----------------------------------------------------------------------------
    1)  If you surrender your contract at the end of the applicable time period:
   -----------------------------------------------------------------------------
              1 year             3 years            5 years          10 years
              $1,169             $2,428             $3,415            $6,584
    2)  If you annuitize at the end of the applicable time period:
              1 year             3 years            5 years          10 years
              $1,169             $2,428             $3,415            $6,584
    3)  If you do not surrender your contract:
              1 year             3 years            5 years          10 years
               $569              $2,028             $3,415            $6,584
   -----------------------------------------------------------------------------

Compensation is paid for the sale of the Contracts. For information about this compensation, see "Selling the Contract."

--------------------------------------------------------------------------------
 CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

ACCUMULATION UNIT

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of ING USA Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A -- Condensed Financial Information. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the Contract.

THE NET INVESTMENT FACTOR

The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

     1) We take the net asset value of the subaccount at the end of each business day.

     2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

     3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

     4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from the subaccount.

Calculations for the subaccounts are made on a per share basis. The Net Rate of Return equals the Net Investment Factor minus one.

PERFORMANCE INFORMATION

From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Assets subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. We will base total return figures on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Assets subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming no surrender. YOU SHOULD BE AWARE THAT THERE IS NO GUARANTEE THAT THE LIQUID ASSETS SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL RETURN.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and (iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

FINANCIAL STATEMENTS

The following statements for Golden American Separate Account B (now ING USA Annuity and Life Insurance Company Separate Account B) are included in the Statement of Additional Information: the statement of assets and liabilities as of December 31, 2002, along with the related statement of operations for the year then ended and the statements of changs in net assets for each of the two years then ended; also, the statement of assets and liabilities as of September 30, 2003, along with the statements of operations and changes in net assets for the nine months then ended.

The following consolidated financial statements for Golden American (now ING USA Annuity and Life Insurance Company) are included in the Statement of Additional
Information: the consolidated balance sheets for the years ended December 31, 2002 and 2001, along with the consolidated income statements, statements of changes in shareholder's equity, and statements of cash flows for the three years ended December 31, 2002; also, the condensed consolidated balance sheet as of September 30, 2003, along with the condensed consolidated statement of income for the three and nine months ended September 30, 2003 and 2002, and the condensed consolidated statements of changes in shareholder's equity and statements of cash flows for the nine months ended September 30, 2003 and 2002. The financial statements of Golden American presented have not been restated for the effects of Golden's merger in 2004 with United Life and Annuity Insurance Company, USG Annuity and Life Insurance Company and Equitable of Iowa Life Insurance Company.


--------------------------------------------------------------------------------
ING USA ANNUITY AND LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) ("ING USA") is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings, Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in the Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. Golden American's consolidated financial statements appear in the Statement of Additional Information. Lion Connecticut is the holding company for Directed Services, Inc., the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, LLC, portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively. ING also owns Baring International Investment Limited, another portfolio manager of the ING Investors Trust. Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

--------------------------------------------------------------------------------
ING USA SEPARATE ACCOUNT B
--------------------------------------------------------------------------------

ING USA Separate Account B (formerly Golden American Separate Account B) ("Separate Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 as amended (the "1940 Act"). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

Note: We currently offer other variable annuity contracts that invest in Separate Account B, but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."

--------------------------------------------------------------------------------
THE TRUSTS AND FUNDS
--------------------------------------------------------------------------------

YOU WILL FIND INFORMATION ABOUT THE TRUSTS AND FUNDS CURRENTLY AVAILABLE UNDER YOUR CONTRACT IN APPENDIX B -- THE INVESTMENT PORTFOLIOS. A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH TRUST OR FUND MAY BE OBTAINED BY CALLING OUR CUSTOMER SERVICE CENTER AT 800-366-0066. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

RESTRICTED FUNDS

We may, with 30 days notice to you, designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may also change the limitations on existing contracts with respect to new premiums added to investment portfolios and with respect to new transfers to investment portfolios. We may establish any limitations, at our discretion, as a percentage of premium or contract value, or as a specified dollar amount, and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. If we designate an investment option as a Restricted Fund or set applicable limitations, such change will apply only to transactions made after the designation.

We limit your investment in the Restricted Funds on an aggregate basis for all Restricted Funds and for each individual Restricted Fund. Currently, we limit an investment in Restricted Funds to the following limitations: no more than $999,999,999, and no more than 30 percent of contract value. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Funds has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Funds. However, if the contract value in the Restricted Funds exceed the aggregate limit, if you take a withdrawal, it must come from either the Restricted Funds or pro-rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will not permit a transfer to the Restricted Funds if it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the multiple reallocations lower the percentage of total contract value in Restricted Funds, we will permit the reallocation even if the percentage of contract value in a Restricted Fund is greater than its limit.

Please see "Withdrawals" and "Transfers Among Your Investments" in this prospectus for more information on the effect of Restricted Funds.

--------------------------------------------------------------------------------
COVERED FUNDS, SPECIAL FUNDS AND EXCLUDED FUNDS
--------------------------------------------------------------------------------

For purposes of determining death benefits and benefits under the optional benefit riders (but not the earnings multiplier benefit rider), we assign the investment options to one of three categories of funds. The categories are:

     1) Covered Funds;

     2) Special Funds; and

     3) Excluded Funds.

Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the death benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to Excluded Funds do not participate in any guaranteed benefits, due to their potential for volatility. No investment options are currently designated as Excluded Funds. Designation of investment options under these categories may vary by benefit. For example, we may designate an investment option a Special Fund for purposes of calculating a benefit under an optional benefit rider, but not a death benefit, or for calculating one death benefit and not another. We may, with 30 days notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option. Please see Appendix G for examples.

--------------------------------------------------------------------------------
CHARGES AND FEES
--------------------------------------------------------------------------------

We deduct the contract charges described below to compensate us for our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. If there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

CHARGE DEDUCTION SUBACCOUNT

You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Assets subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, we will deduct the charges as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE We deduct the following charges from your contract value:

     SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 4-year period from the date we receive and accept a premium payment. We base the surrender charge on a percentage of each premium payment withdrawn. The surrender charge is based on the amount requested for withdrawal. The surrender charge is deducted from the contract value remaining after you have received the amount requested for withdrawal. This charge is intended to cover sales expenses that we have incurred. We may reduce or waive the surrender charge in certain situations. We will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

      COMPLETE YEARS ELAPSED          0       1       2       3       4+
         SINCE PREMIUM PAYMENT

      SURRENDER CHARGE               6%       5%      4%      3%      0%

     WAIVER OF SURRENDER CHARGE FOR EXTENDED MEDICAL CARE. We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60-day period and we receive your request for the surrender or withdrawal, together with all required documentation at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or (ii) you are first diagnosed by a qualified medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information. The waiver of surrender charge may not be available in all states.

     FREE WITHDRAWAL AMOUNT. The Free Withdrawal Amount is the greater of (i) any earnings less previous withdrawals, and (ii) 10% of premium payments paid within 4 years prior to the date of withdrawal and not previously withdrawn, less any previous withdrawals taken in the same contract year.

     SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the Internal Revenue Code (the "Code"). We consider a withdrawal to be an excess withdrawal when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. When you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. ANY WITHDRAWAL FROM A FIXED INTEREST ALLOCATION MORE THAN 30 DAYS BEFORE ITS MATURITY DATE WILL TRIGGER A MARKET VALUE ADJUSTMENT. See Appendix C and the Fixed Account II prospectus for more information.

For the purpose of calculating the surrender charge for an excess withdrawal:
(i) we treat premiums as being withdrawn on a first-in, first-out basis; and
(ii) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix E. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

PREMIUM TAXES. We may charge for state and local premium taxes depending on your state of residence. These taxes can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value or from the MGIB Base, if exercised, on the annuity start date. However, some jurisdictions impose a premium tax at the time initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the annuity start date.

     ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each contract anniversary. If you surrender your Contract prior to a contract anniversary, we deduct an administrative charge when we determine the cash surrender value payable to you. The charge is $30 per Contract. We waive this charge if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more or under other under conditions established by ING USA. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

     TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. The charge will not apply to any transfers due to the election of dollar cost averaging or automatic rebalancing.

CHARGES DEDUCTED FROM THE SUBACCOUNTS

     MORTALITY AND EXPENSE RISK CHARGE. The amount of the mortality and expense risk charge depends on the death benefit you have elected. We deduct the charge each business day based on the assets you have in each subaccount. If there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of Contracts.

       ------------------------------ ----------------------------- ----------------------------
                                           QUARTERLY RATCHET                   MAX 7
                 STANDARD                       ENHANCED                     ENHANCED
               DEATH BENEFIT                 DEATH BENEFIT                 DEATH BENEFIT
       ---------------- ------------- -------------- -------------- ------------- --------------
                           Annual                       Annual                       Annual
                           Charge                       Charge                       Charge
                         Expressed                   Expressed as                 Expressed as
        Annual Charge     as Daily    Annual Charge   Daily Rate       Annual      Daily Rate
                            Rate                                       Charge
            1.50%        0.004141%        1.75%        0.004837%       1.95%        0.005395%
       ---------------- ------------- -------------- -------------- ------------- --------------

A description of the mortality and expense risk charges for contract owners other than Yr-2004 contract owners is included in the appendices. See "The Annuity Contract -- Contract Owner Categories." PLEASE RETAIN THIS PROSPECTUS AND THE APPENDIX THAT IS APPLICABLE TO YOU SO YOU WILL HAVE IT FOR FUTURE REFERENCE.

     ASSET-BASED ADMINISTRATIVE CHARGE. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. We deduct the charge from your assets in each subaccount on each business day at the rate of 0.000411% for each day since the previous business day.

     EARNINGS MULTIPLIER BENEFIT CHARGE. Subject to state availability, you may purchase the earnings multiplier benefit rider for a non-qualified Contract either at issue or on the next contract anniversary following the introduction of the benefit in your state, if later. So long as the rider is in effect, we will deduct a separate quarterly charge for the rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccounts, we will deduct the charges from your Fixed Interest Allocations starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date, and so on. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current contract value immediately prior to the surrender or annuitization. The quarterly charge for the earnings multiplier benefit rider is 0.075% (0.30% annually). For a description of the rider, see "Earnings Multiplier Benefit Rider."

OPTIONAL RIDER CHARGES. Subject to state availability, you may purchase one of two optional benefit riders that you may elect at issue. So long as the rider is in effect, we will deduct a separate quarterly charge for each optional benefit rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charges from your Fixed Interest Allocations nearest their maturity date. We deduct each rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. For a description of the riders and the defined terms used in connection with the riders, see "The Annuity Contract -- Optional Riders."

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The charge for the MGIB rider is as follows:

     ----------- ------------------------------- -------------------------------
     MGIB Rate   As an Annual Charge             As a Quarterly Charge
     ----------- ------------------------------- -------------------------------
     7%          0.75% of the MGIB Charge Base   0.1875% of the MGIB Charge Base
     ----------- ------------------------------- -------------------------------

     MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The annual charge for the MGWB rider is 0.35% (0.0875% quarterly) of the contract value. The MGWB Charge Base is equal to the contract value each quarterly contract anniversary date, in arrears. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge immediately prior to the surrender or annuitization. Please see the appendix that is applicable to you for the optional rider charges under your Contract.

TRUST AND FUND EXPENSES

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, certain portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and certain portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio. See "Fees and Expenses -- Trust or Fund Expenses."

--------------------------------------------------------------------------------
 THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and Funds through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account. See Appendix C and the Fixed Account II prospectus for more information on the Fixed Interest Allocation and Fixed Account.

CONTRACT DATE AND CONTRACT YEAR

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

CONTRACT OWNER

You are the contract owner. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation. If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, we will treat this as a change of contract owner for determining the death benefit (likely a taxable event). If no beneficial owner of the trust has been designated, the availability of Enhanced Death Benefits will be based on the age of the annuitant at the time you purchase the Contract.

     CONTRACT OWNER CATEGORIES. There are four categories of contract owners covered by this prospectus. For ease of reference, they are called Yr-2001, May-2002, Yr-2003 and Yr-2004 contract owners. If you are a contract owner, the category of your Contract is indicated on your quarterly statements. If you are unsure which category applies to you, please call our Customer Service Center. The telephone number is (800) 366-0066.

The following is a general description of the categories:

       ---------------- --------------------------------------------------------
       YR-2001:         Contracts under which the determination of benefits when
                        there are allocations to Special Funds is based on the
                        better of the original Yr-2001 benefit calculation and
                        the Special Funds "floor" (as available in the state of
                        issue at the time of purchase).
       ---------------- --------------------------------------------------------
       MAY-2002:        Contracts purchased on or after May 1, 2002, under which
                        the determination of benefits when there are allocations
                        to Special Funds is the same as the Special Funds
                        "floor," but all withdrawals are pro-rata (as available
                        in the state of issue at the time of purchase).
       ---------------- --------------------------------------------------------
       YR-2003:         Contracts purchased on or after February 4, 2003 which
                        have the same death benefits and living benefits as
                        May-2002 Contracts, but have a different calculation of
                        the Minimum Guaranteed Income Benefit and higher charges
                        for all three living benefit optional riders (as
                        available in the state of issue at the time of
                        purchase).
       ---------------- --------------------------------------------------------
       YR-2004:         Contracts purchased on or after February 13, 2004 which
                        offer the Quarterly Ratchet Death Benefit, do not offer
                        the 7% Solution Death Benefit, do not offer the Minimum
                        Guaranteed Accumulation Benefit and offer a Minimum
                        Guaranteed Withdrawal Benefit with reset and step-up
                        benefit options (as available in the state of issue at
                        the time of purchase).
       ---------------- --------------------------------------------------------

A description of benefits and charges for Yr-2001, May-2002 and Yr-2003 contract owners is included in the appendices to this prospectus, to the extent they differ from those described in this prospectus for Yr-2004 contract owners. PLEASE RETAIN THIS PROSPECTUS AND THE APPENDIX THAT IS APPLICABLE TO YOU SO YOU WILL HAVE IT FOR FUTURE REFERENCE.

     JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the Standard Death Benefit option. The earnings multiplier benefit rider is not available when there are joint owners.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See "Change of Contract Owner or Beneficiary" below. If you have elected an Enhanced Death Benefit, and you add a joint owner, the Enhanced Death Benefit from the date of change will end. If the older joint owner is attained age 85 or under, the Standard Death Benefit will apply. If the older joint owner is attained age 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. If you elected the earnings multiplier benefit rider, it will terminate if you add a joint owner. Note that returning a Contract to single owner status will not restore any Enhanced Death Benefit or the earnings multiplier benefit. Unless otherwise specified, the term "age" when used for joint owners shall mean the age of the oldest owner.

ANNUITY START DATE

The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

ANNUITANT

The annuitant is the person designated by you to be the measuring life in determining annuity payments. You are the annuitant unless you name another annuitant in the application. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. You may not change the annuitant after the Contract is in effect.

If the contract owner is an individual, and the annuitant dies before the annuity start date and you have named a contingent annuitant, the contingent annuitant becomes the annuitant. If the annuitant dies before the annuity start date and there is no contingent annuitant, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary. If the contract owner is not an individual, and the annuitant dies before the annuity start date, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if you are not an individual.

BENEFICIARY

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)). If the beneficiary dies before the annuitant or the contract owner, we pay the death benefit proceeds to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate. One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

     CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the Contract, the amount of the earnings multiplier benefit, if applicable, and the continuation of any other optional rider that you have elected. The new owner's age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner's death will determine when a death benefit is payable.

If you have elected the Standard Death Benefit option, the minimum guaranteed death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For the Enhanced Death Benefit options, if the new owner is age 79 or under on the date that ownership changes, the minimum guaranteed death benefit will continue. If the new owner is age 80 to 85, the Enhanced Death Benefit will end, and the death benefit will become the Standard Death Benefit. For all death benefit options, 1) if the new owner's attained age is 86 or over on the date of the ownership change, or 2) if the new owner is not an individual (other than a trust for the benefit of the owner or annuitant), the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore any Enhanced Death Benefits.

If you have elected the earnings multiplier benefit rider, and the new owner is under age 76, the rider will continue. The benefit will be adjusted to reflect the attained age of the new owner as the issue age. We will use the Maximum Base and Benefit Base percentages in effect on the original rider date to calculate the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the earnings multiplier benefit rider, the new owner may not add the rider upon the change of ownership. If you have elected another optional rider, the rider will terminate upon a change of ownership.

A change of owner likely has tax consequences. See "Federal Tax Considerations" in this prospectus. You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. You may also restrict a beneficiary's right to elect an annuity option or receive a lump sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to our Customer Service Center. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

PURCHASE AND AVAILABILITY OF THE CONTRACT

We will issue a Contract only if both the annuitant and the contract owner are age 85 or younger. The initial premium payment must be $10,000 or more ($1,500 for qualified Contracts). You may make additional payments of $500 or more ($50 for qualified Contracts) at any time after the free look period, before the contract anniversary following your 86th birthday and during the accumulation phase. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval. The Contract may not be available to all ages through all broker dealers. The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. YOU SHOULD NOT BUY THIS CONTRACT: (I) IF YOU ARE LOOKING FOR A SHORT-TERM INVESTMENT; (II) IF YOU CANNOT RISK GETTING BACK LESS MONEY THAN YOU PUT IN; OR (III) IF YOUR ASSETS ARE IN A PLAN WHICH PROVIDES FOR TAX-DEFERRAL AND YOU SEE NO OTHER REASON TO PURCHASE THIS CONTRACT.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See "Fees and Expenses" in this prospectus. IF YOU ARE CONSIDERING AN ENHANCED DEATH BENEFIT OPTION AND/OR THE EARNINGS MULTIPLIER BENEFIT RIDER AND YOUR CONTRACT WILL BE AN IRA, SEE "TAXATION OF QUALIFIED CONTRACTS -- INDIVIDUAL RETIREMENT ANNUITIES" AND "TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT" IN THIS PROSPECTUS.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs. If you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

CREDITING OF PREMIUM PAYMENTS

We will process your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed. We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account B, we will credit the payment at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts and/or Fixed Interest Allocation of Separate Account B specified by you within 2 business days. We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account B at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

        1) If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid.

        2) If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with an Application Acknowledgement Statement for your execution. Until our Customer Service Center receives the executed Application Acknowledgement Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Liquid Assets subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

ADMINISTRATIVE PROCEDURES

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements.

CONTRACT VALUE

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (i) the contract value in the Fixed Interest Allocations, and (ii) the contract value in each subaccount in which you are invested.

     CONTRACT VALUE IN FIXED INTEREST ALLOCATIONS. The contract value in your Fixed Interest Allocation is the sum of premium payments allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

     CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Assets subaccount). On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

     1) We take the contract value in the subaccount at the end of the preceding business day.

     2) We multiply (1) by the subaccount's Net Rate of Return since the preceding business day.

     3)   We add (1) and (2).

     4) We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.

     5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees and premium taxes.

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. See Appendix C and the ING USA Fixed Account II prospectus for a description of the calculation of cash surrender value under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), any optional benefit rider charge, and any other charges incurred but not yet deducted.

     SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE. You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at our Customer Service Center. After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Assets subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHARGES

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs, or if you have other outstanding instructions and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces. We will provide you with written notice before we make these changes.

We reserve the right to: (i) deregister Separate Account B under the 1940 Act;
(ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts.

We will provide you with written notice before we make any of these changes.

THE FIXED ACCOUNT

The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See Appendix C and the Fixed Account II prospectus for more information.

OPTIONAL RIDERS

Subject to state availability, you may elect one of the two optional benefit riders discussed below. YOU MAY ADD ONLY ONE OF THESE TWO RIDERS TO YOUR CONTRACT. EACH RIDER HAS A SEPARATE CHARGE. Once elected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract. Please see "Charges and Fees -- Optional Rider Charges" for information on rider charges.

The following describes the optional riders for Contracts in the Yr-2004 category. A description of the optional rider benefits for all other contract owners is included in the appendices to this prospectus, to the extent they differ from those described in the prospectus for Yr-2004 contract owners. Please retain this prospectus and the appendix that is applicable to you so you will have it for future reference. THE OPTIONAL RIDERS MAY NOT BE AVAILABLE FOR ALL INVESTORS. YOU SHOULD ANALYZE EACH RIDER THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE YOU SELECT ONE. THE OPTIONAL RIDERS DO NOT GUARANTEE ANY RETURN OF PRINCIPAL OR PREMIUM PAYMENTS AND DO NOT GUARANTEE PERFORMANCE OF ANY SPECIFIC INVESTMENT PORTFOLIO UNDER THE CONTRACT. YOU SHOULD CONSULT A QUALIFIED FINANCIAL ADVISER IN EVALUATING THE RIDERS.

THE OPTIONAL RIDERS MAY NOT BE APPROVED IN ALL STATES. CHECK WITH OUR CUSTOMER SERVICE CENTER FOR AVAILABILITY IN YOUR STATE. THE TELEPHONE NUMBER IS (800) 366-0066. RIDER DATE. The rider date is the date an optional benefit rider becomes effective. The rider date is also the contract date if you purchase the rider when the Contract is issued.

NO CANCELLATION. Once you purchase a rider, you may not cancel it unless you cancel the Contract during the Contract's free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel any rider. Once the Contract continues beyond the free look period, you may not cancel the rider. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

TERMINATION. The optional riders are "living benefits," which means the guaranteed benefits offered by the riders are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate if you:

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

        o annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or

        o die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The optional riders will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances which may cause a particular optional rider to terminate automatically are discussed below with each rider.

MINIMUM GUARANTEED INCOME BENEFIT RIDER (MGIB). The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB. The following investment options are designated as Special Funds for purposes of calculating the MGIB: the ING Liquid Assets Portfolio, the ING VP Bond Portfolio, the ING PIMCO Core Bond Portfolio; the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account, the Fixed Interest Division and the TSA Special Fixed Account. For contracts issued prior to May 1, 2003, the ING VP Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds.

The MGIB Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rate is an annual effective rate. For a discussion of the charges we deduct under the MGIB rider, see "Charges and Fees -- Optional Rider Charges." Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:

        1) your annuity income based on your contract value adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) on the MGIB Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

        2) your annuity income based on your contract value adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) on the MGIB Date applied to the then-current income factors in effect for the annuity option you selected; or

        3) the MGIB annuity income based on your MGIB Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Base for any premium tax recovery and Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) that would otherwise apply at annuitization.

The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

The MGIB Benefit Base is only a calculation used to determine the MGIB annuity income. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB Base.

The MGIB Benefit Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value) and credits, and subsequently allocated eligible premiums and any credits we add, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Date.

     DETERMINING THE MGIB CHARGE BASE: The MGIB Charge Base is the greater of the MGIB Rollup Base and the MGIB Ratchet Base.

     (i) The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

          (a) is the MGIB Rollup Base for Covered Funds;

          (b) is the MGIB Rollup Base for Special Funds;

          (c) is the MGIB Rollup Base for Excluded Funds; and

     (ii) The MGIB Ratchet Base is equal to the sum of (a) and (b) where:

          (a) is the MGIB Ratchet Base for Covered and Special Funds; and

          (b) is the MGIB Ratchet Base for Excluded Funds.

     DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Date, we calculate your MGIB annuity income as follows:

     1) WE FIRST DETERMINE YOUR MGIB BENEFIT BASE: The MGIB Benefit Base is equal to the greater of the MGIB Rollup Benefit Base and the MGIB Ratchet Benefit Base.

          (i) The MGIB Rollup Benefit Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

               (a) is the MGIB Rollup Base for Covered Funds;

               (b) is the MGIB Rollup Base for Special Funds;

               (c) is the contract value allocated to Excluded Funds; and

          (ii) The MGIB Ratchet Benefit Base is equal to the sum of (a) and (b) where:

               (a) is the MGIB Ratchet Base for Covered and Special Funds; and

               (b) is the contract value allocated to Excluded Funds.

               The Maximum MGIB Base is 300% of eligible premiums and credits adjusted pro-rata for withdrawals. The Maximum MGIB Base is not allocated by Fund category and credits.

          A)   CALCULATION OF MGIB ROLLUP BENEFIT BASE

               THE MGIB ROLLUP BASE ALLOCATED TO COVERED FUNDS equals the eligible premiums and credits allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rollup Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit Base reaching the Maximum MGIB Base, and at 0% thereafter.

               THE MGIB ROLLUP BASE ALLOCATED TO SPECIAL FUNDS equals the eligible premiums and credits allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. THERE IS NO ACCUMULATION OF MGIB ROLLUP BASE ALLOCATED TO SPECIAL FUNDS.

               THE MGIB ROLLUP BASE ALLOCATED TO EXCLUDED FUNDS equals the eligible premiums and credits allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit Base reaching the Maximum MGIB Base, and at 0% thereafter. THE MGIB ROLLUP BASE ALLOCATED TO EXCLUDED FUNDS IS USED ONLY FOR TRANSFER ADJUSTMENTS AND RIDER CHARGES. IT IS NOT USED TO DETERMINE BENEFITS.

               Eligible premiums and credits are those added more than 5 years before the earliest MGIB Benefit Date. Premiums paid and credits after that are excluded from the MGIB Rollup Base. The MGIB Rollup Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rollup Rate is an annual effective rate.

               Withdrawals reduce the MGIB Rollup Base on a pro-rata basis. The percentage reduction in the MGIB Rollup Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGIB Rollup Base in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the MGIB Rollup Base in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal. Net transfers from Covered Funds will reduce the MGIB Rollup Base allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Covered Funds.

               Net transfers from Special Funds will reduce the MGIB Rollup Base allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Special Funds.

               Net transfers from Excluded Funds will reduce the MGIB Rollup Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the net contract value transferred and the change in the MGIB Rollup Base allocated to Excluded Funds.

          B)   CALCULATION OF MGIB RATCHET BENEFIT BASE

               The MGIB RATCHET BASE FOR COVERED FUNDS AND SPECIAL FUNDS equals:

               o on the rider date, eligible premiums plus credits, or the contract value, if applicable, allocated to Covered Funds and Special Funds;

               o on each "quarterly anniversary date" prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds and Special Funds is set equal to the greater of :

                    1) the current contract value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and

                    2) the MGIB Ratchet Base for Covered Funds and Special Funds from the most recent prior quarterly anniversary date, adjusted for any new eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

               o at other times, the MGIB Ratchet Base for Covered Funds and Special Funds is the MGIB Ratchet Base from the prior quarterly anniversary date, adjusted for subsequent eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

               The MGIB RATCHET BASE FOR EXCLUDED FUNDS is calculated the same as for Covered Funds and Special Funds, but for premiums, credits, allocations, withdrawals or transfers attributable to Excluded Funds. Effect of Transfers on MGIB Ratchet Base:

               Net transfers from Covered or Special Funds to Excluded Funds will reduce the MGIB Ratchet Base allocated to Covered and Special Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Excluded Funds will equal the reduction in the MGIB Ratchet Base allocated to Covered and Special Funds.

               Net transfers from Excluded Funds to Covered or Special Funds will reduce the MGIB Ratchet Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Covered and Special Funds will equal the lesser of the net contract value transferred and the change in the MGIB Ratchet Base allocated to Excluded Funds. A "quarterly anniversary date" is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month. If the quarterly anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day.

          2) THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT, SURRENDER CHARGE AND PREMIUM TAXES) BY THE INCOME FACTOR, AND THEN DIVIDE BY $1,000.

MGIB INCOME OPTIONS

The following are the MGIB Income Options available under the MGIB Rider:

     a) Income for Life (Single Life or Joint with 100% Survivor) and 10-20 year certain;

     b)   Income for a 20-30 year period certain;

     c) Any other income plan offered by the Company in conjunction with the MGIB rider on the MGIB Benefit Date.

You may elect to have payments under MGIB Income Options (a) and (b) increase annually at 1%, 2% or 3%.

Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB Income Options available under the Rider. This option may only be exercised on a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The Contract Value will be reduced on a pro-rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and rider values.

PLEASE NOTE THAT IF YOU ELECT PARTIAL ANNUITIZATION, INCOME PAYMENTS RECEIVED WILL BE TAXED AS WITHDRAWALS. PLEASE CONSULT YOUR TAX ADVISER BEFORE MAKING THIS ELECTION, AS THE TAXATION OF PARTIAL ANNUITIZATION IS UNCERTAIN.

     PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before you can annuitize under the MGIB rider. This could reduce the MGIB.

     THE MGIB DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

     NO CHANGE OF ANNUITANT. Once you purchase the MGIB rider, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

     NOTIFICATION. On or about 30 days prior to the MGIB Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it. We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN A MORE FAVORABLE STREAM OF INCOME PAYMENTS, AND DIFFERENT TAX CONSEQUENCES, UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER (MGWB). The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments. The amount of the periodic payments is based on the amount in the MGWB Withdrawal Account.

The guarantee provides that, subject to the conditions described below, the amount you will receive in periodic payments is equal to your Eligible Payment Amount adjusted for any prior withdrawals. Your Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

     1) if you purchased the MGWB rider on the contract date: your premium payments received during the first two contract years;

     2) if you purchased the MGWB rider after the contract date: your contract value on the Rider Date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the Rider Date.

To maintain the guarantee, withdrawals in any contract year may not exceed 7% of your Eligible Payment Amount adjusted, as defined below. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals and transfers between Covered and Excluded Funds. The MGWB Withdrawal Account is tracked separately for Covered and Excluded Funds. The MGWB Withdrawal Account equals the sum of (a) the MGWB Withdrawal Account allocated to Covered Funds, and (b) the lesser of (i) the MGWB Withdrawal Account allocated to Excluded Funds and (ii) the contract value in Excluded Funds. Thus, investing in the Excluded Funds may limit the MGWB Withdrawal Account. No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

The Maximum Annual Withdrawal Amount (or "MAW") is equal to 7% of the Eligible Payment Amount. Withdrawals from Covered Funds of up to the MAW will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals from Covered Funds greater than the MAW will cause a reduction in the MGWB Withdrawal Account allocated to Covered Funds by the proportion that the excess withdrawal bears to the remaining contract value in Covered Funds after the withdrawal of the MAW. All withdrawals from Excluded Funds will reduce the value of the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds.

Any withdrawals greater than the MAW will also cause a reduction in the Eligible Payment Amount by the proportion that the excess portion of the withdrawal bears to the contract value remaining after withdrawal of the MAW at the time of the withdrawal. Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account by the dollar amount of the payments. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider. Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds and the net contract value transferred.

YOU SHOULD NOT MAKE ANY WITHDRAWALS IF YOU WISH TO RETAIN THE OPTION TO ELECT THE STEP-UP BENEFIT (SEE BELOW).

The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

     GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than the MAW will reduce the Eligible Payment Amount and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

     1) your contract value is greater than zero;

     2) your MGWB Withdrawal Account is greater than zero;

     3) you have not reached your latest allowable annuity start date;

     4)   you have not elected to annuitize your Contract; and

     5) you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given

Automatic Periodic Benefit Status, if:

     1)   your MGWB Withdrawal Account is greater than zero;

     2)   you have not reached your latest allowable annuity start date;

     3)   you have not elected to annuitize your Contract; and

     4) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary until the earliest of (i) your Contract's latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or the MAW. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner's death.

On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

     RESET OPTION. Beginning on the fifth contract anniversary following the Rider Date, if the contract value is greater than the MGWB Withdrawal Account, you may choose to reset the MGWB Rider. The effect will be to terminate the existing MGWB Rider and add a new MGWB Rider ("New Rider"). The MGWB Withdrawal Account under the New Rider will equal the contract value on the date the New Rider is effective. The charge for the MGWB under the New Rider and any right to reset again will be based on the terms of the New Rider when it is issued. We reserve the right to limit the reset election to contract anniversaries only.
If you elect the reset option, the step-up benefit is not available.

     STEP-UP BENEFIT. If the Rider Date is the same as the Contract Date, beginning on the fifth contract anniversary following the Rider Date, if you have not made any previous withdrawals, you may elect to increase the MGWB Withdrawal Account, the adjusted Eligible Payment Amount and the MAW by a factor of 20%. This option is available whether or not the contract value is greater than the MGWB Withdrawal Account. If you elect the Step-Up Benefit:

     1)   we reserve the right to increase the charge for the MGWB Rider;

     2) you must wait at least five years from the Step-Up date to elect the Reset Option.

The Step-Up Benefit may be elected only one time under the MGWB Rider.

     DEATH OF OWNER.

     BEFORE AUTOMATIC PERIODIC BENEFIT STATUS. The MGWB rider terminates on the first owner's date of death (death of annuitant, if there is a non-natural owner), but the death benefit is payable. However, if the beneficiary is the owner's spouse, the spouse elects to continue the Contract, and the contract value steps up to the minimum guaranteed death benefit, the MGWB Withdrawal Account and MAW are also reset. The MGWB charge will continue at the existing rate. Reset upon spousal continuation does not affect any then existing reset option.

     DURING AUTOMATIC PERIODIC BENEFIT STATUS. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

     PURCHASE. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

For a discussion of the charges we deduct under the MGWB rider, see "Charges and Fees -- Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information.

OTHER CONTRACTS

We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could affect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

--------------------------------------------------------------------------------
WITHDRAWALS
--------------------------------------------------------------------------------

Except under certain qualified Contracts, you may withdraw all or part of your money any time during the accumulation phase and before the death of the contract owner. If you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount is the greater of (i) any earnings less previous withdrawals, and (ii) 10% of premium payments paid within 4 years prior to the date of the withdrawal and not previously withdrawn, less any withdrawals taken in the same contract year.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro-rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

If the aggregate percentage cap on allocations to the Restricted Funds has been exceeded, any subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. If a requested withdrawal would cause the percentage cap to be exceeded, the amount of the withdrawal in excess of the cap would be taken pro-rata from all variable subaccounts.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Assets subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive. Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the optional benefit rider is in effect. See "Optional Riders." We offer the following three withdrawal options:

REGULAR WITHDRAWALS

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal you take from a Fixed Interest Allocation more than 30 days before its maturity date. See Appendix C and the Fixed Account II prospectus for more information on the application of the Market Value Adjustment.

SYSTEMATIC WITHDRAWALS

You may choose to receive automatic systematic withdrawal payments (i) from the contract value in the subaccounts in which you are invested, or (ii) from the interest earned in your Fixed Interest Allocations. You may not elect the systematic withdrawal option if you are taking IRA withdrawals. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro-rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro-rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro-rata basis from all subaccounts in which contract value is invested.

You decide when you would like systematic payments to start as long as it is at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the 28th day of each month. Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (i) a fixed dollar amount or (ii) an amount based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

             ---------------- --------------------------------------
                                         MAXIMUM PERCENTAGE
              FREQUENCY        OF PREMIUMS NOT PREVIOUSLY WITHDRAWN
             ---------------- --------------------------------------
              Monthly                       0.833%
              Quarterly                     2.50%
              Annually                     10.00%
             ---------------- --------------------------------------

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your premium payments not previously withdrawn on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature discussed below which you may add to your regular fixed dollar systematic withdrawal program. If your systematic withdrawal is based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

We limit systematic withdrawals from Fixed Interest Allocations to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time. You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary's lifetime ("stretch"). Stretch payments will be subject to the same limitations as systematic withdrawals, and non-qualified stretch payments will be reported on the same basis as other systematic withdrawals.

     FIXED DOLLAR SYSTEMATIC WITHDRAWAL FEATURE. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 10% of your premium payments not previously withdrawn as determined on the day we receive your election of this feature. We will not recalculate the maximum limit when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustments when they exceed the applicable maximum percentage.

IRA WITHDRAWALS

If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service

("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law. You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. You may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date. If your contract date is after the 28th day of the month, your IRA withdrawal will be made on the 28th day of each month.

You may request us to calculate the amount you are required to withdraw from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

--------------------------------------------------------------------------------
TRANSFERS AMONG YOUR INVESTMENTS
--------------------------------------------------------------------------------

Between the end of the free look period and the annuity start date, you may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations. We currently do not charge you for transfers made during a contract year, but reserve the right to charge for each transfer after the twelfth transfer in a contract year. WE ALSO RESERVE THE RIGHT TO LIMIT THE NUMBER OF TRANSFERS YOU MAY MAKE AND MAY OTHERWISE MODIFY OR TERMINATE TRANSFER PRIVILEGES IF REQUIRED BY OUR BUSINESS JUDGMENT OR IN ACCORDANCE WITH APPLICABLE LAW. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Covered Funds, Special Funds and Excluded Funds and other investment portfolios may negatively impact your death benefit or rider benefits.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the

Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds or Excluded Funds, may also affect your optional rider base. See "The Annuity Contract -- Optional Riders." The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation. To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. We will determine transfer values at the end of the business day on which we receive the transfer request at our Customer Service Center. If we receive your transfer request after 4 p.m. eastern time or the close of regular trading of the New York Stock Exchange, we will make the transfer on the next business day. Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

LIMITS IMPOSED BY UNDERLYING FUNDS. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a premium payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

LIMITS ON FREQUENT OR DISRUPTIVE TRANSFERS. The Contract is not designed to serve as a vehicle for frequent trading. Frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies and make frequent transfers should not purchase the Contract.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract owners. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract owner; and
(2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract owner at a time.

We monitor transfer activity. With regard to frequent transfers, in the event that an individual's or organization's transfer activity:

     1.   exceeds our then-current monitoring standard for frequent trading;

     2. is identified as problematic by an underlying fund even if the activity does not exceed our monitoring standard for frequent trading; or

     3. if we determine in our sole discretion that such transfer activity may not be in the best interests of other contract owners,

we reserve the right to take any necessary action to deter such activity. Such actions may include, but are not limited to, the suspension of trading privileges via facsimile, telephone, email and internet, and the limiting of trading privileges to submission by regular U.S. mail. Our current definition of frequent trading is more than one purchase and sale of the same underlying fund within a 30-day period. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, at any time without prior notice, depending on the needs of the underlying fund(s) and/or state or federal regulatory requirements.

In addition, if, due to the excessive dollar amounts of trades, even though not within our then current definition of frequent trading, an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive, we may take the same actions as are described above to limit frequent transfers.

The Company does not allow waivers to the above policy.

We currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios be received at our Customer Service Center no later than 3 p.m. eastern time.

DOLLAR COST AVERAGING

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in (i) the Liquid Assets subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels. Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Liquid Assets subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount. We will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Liquid Assets subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation. If you do not specify to which subaccounts you want to transfer the dollar amount of the source account, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in "Appendix B -- The Investment Portfolios." Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

        o Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then-current allocation of contract value to the Restricted Fund(s) and the then-current value of the amount designated to be transferred to that Restricted Fund(s).

        o Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If you request more than the individual limit be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro-rata to the Restricted Funds.

        o Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING

If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. Transfers made pursuant to automatic rebalancing do not count toward the 12-transfer limit on free transfers.

You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above, in this section and in Appendix B -- The Investment Portfolios. If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds. We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis. Additional premium payments and partial withdrawals made on a pro-rata basis will not cause the automatic rebalancing program to terminate.

--------------------------------------------------------------------------------
DEATH BENEFIT CHOICES
--------------------------------------------------------------------------------

DEATH BENEFIT DURING THE ACCUMULATION PHASE

During the accumulation phase, a death benefit (and earnings multiplier benefit, if elected) is payable when either the contract owner, or the first of joint owners or the annuitant (when a contract owner is not an individual) dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. We calculate the death benefit value as of the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center ("claim date"). If your beneficiary wants to receive the death benefit on a date later than this, it may affect the amount of the benefit payable in the future. The proceeds may be received in a single sum, applied to any of the annuity options, or, if available, paid over the beneficiary's lifetime. (See "Systematic Withdrawals" above). A beneficiary's right to elect an annuity option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death."

Your death benefit and mortality and expense risk charge depend on the category of contract owners to which you belong and on the death benefit that you choose.

THE FOLLOWING DESCRIBES THE DEATH BENEFIT OPTIONS FOR CONTRACT OWNERS IN THE YR-2004 CATEGORY. FOR A DESCRIPTION OF THE DEATH BENEFITS APPLICABLE UNDER YOUR CONTRACT IF YOU ARE IN A DIFFERENT CATEGORY, PLEASE SEE THE APPLICABLE APPENDIX. PLEASE RETAIN THIS PROSPECTUS AND THE APPENDIX THAT IS APPLICABLE TO YOU SO YOU WILL HAVE IT FOR FUTURE REFERENCE. IF YOU ARE UNSURE OF WHICH CATEGORY APPLIES TO YOU, PLEASE CALL OUR CUSTOMER SERVICE CENTER.

You may choose one of the following Death Benefits: (i) the Standard Death Benefit, (ii) the Quarterly Ratchet Enhanced Death Benefit or (iii) the Max 7 Enhanced Death Benefit. The Quarterly Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The Enhanced Death Benefits are available only at the time you purchase your Contract. The Enhanced Death Benefits are not available where a Contract is owned by joint owners. If you do not choose a death benefit, your death benefit will be the Standard Death Benefit.

ONCE YOU CHOOSE A DEATH BENEFIT, YOU CANNOT CHANGE IT. We may stop or suspend offering any of the Enhanced Death Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the Enhanced Death Benefit. The MGWB rider may also affect the death benefit.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

We use the BASE DEATH BENEFIT to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

     1) the contract value; or

     2) the cash surrender value.

The STANDARD DEATH BENEFIT equals the GREATER of:

     1)   the Base Death Benefit; and

     2) the Standard Minimum Guaranteed Death Benefit ("Standard MGDB") for amounts allocated to Covered Funds plus the contract value allocated to Excluded Funds.

The Standard MGDB allocated to Covered Funds equals premiums allocated to Covered Funds less pro-rata adjustments for any withdrawals and transfers.

The Standard MGDB allocated to Excluded Funds equals premiums allocated to Excluded Funds less pro-rata adjustments for any withdrawals and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the Standard MGDB on a pro-rata basis. The percentage reduction in the Standard MGDB for each Fund category (i.e. Covered or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Standard MGDB.

        o Net transfers from Covered Funds to Excluded Funds will reduce the Standard MGDB in the Covered Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Excluded Funds will equal the decrease in the Standard MGDB in Covered Funds.

        o Net transfers from Excluded Funds to Covered Funds will reduce the Standard MGDB in Excluded Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the decrease in the Standard MGDB in Excluded Funds.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit or the Enhanced Death Benefit option elected. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund or Excluded Fund on existing Contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit.

For the period during which a portion of the contract value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The QUARTERLY RATCHET ENHANCED DEATH BENEFIT equals the greater of:

     1)   the Standard Death Benefit; and

     2) the Quarterly Ratchet Minimum Guaranteed Death Benefit ("Quarterly Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds.

No funds are currently designated as Excluded Funds for purposes of the Quarterly Ratchet MGDB.

The Quarterly Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each quarterly anniversary (three months from the contract date and each three month anniversary of that date) that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Covered Funds will be set to the greater of:

     1) the current contract value in Covered Funds (after deductions occurring as of that date); or

     2) the Quarterly Ratchet MGDB in Covered Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Covered Funds is equal to the Quarterly Ratchet MGDB in the Covered Funds from the last quarterly anniversary, adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers. The Quarterly Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each quarterly anniversary that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Excluded Funds will be set to the greater of:

        1) the current contract value in Excluded Funds (after deductions occurring as of that date); or

        2) the Quarterly Ratchet MGDB in the Excluded Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Excluded Funds is equal to the Quarterly Ratchet MGDB in the Excluded Funds from the last quarterly anniversary, adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers. Withdrawals reduce the Quarterly Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Net transfers from Covered Funds to Special or Excluded Funds will reduce the Quarterly Ratchet MGDB in Covered Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the Quarterly Ratchet MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Quarterly Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Quarterly Ratchet MGDB in Excluded Funds.

The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the Quarterly Ratchet Enhanced Death Benefit and the 7% Solution Death Benefit Element. Each element of the Max 7 Enhanced Death Benefit is determined independently of the other at all times. The 7% SOLUTION DEATH BENEFIT ELEMENT is the greater of:

     1)   the Standard Death Benefit; and

     2)   the lesser of:

          a) 3 times all premium payments, adjusted for withdrawals (the "cap"); or

          b) the SUM OF the 7% Solution Minimum Guaranteed Death Benefit ("7% MGDB") allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.

For purposes of calculating the 7% Solution Death Benefit Element, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio, the ING VP Bond Portfolio, the ING PIMCO Core Bond Portfolio, the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account.

       For Contracts issued prior to May 1, 2003, the ING VP Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds. For Contracts issued prior to September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

No investment options are currently designated as Excluded Funds.

The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds. The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the 7% MGDB on a pro-rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro-rata basis. Note:
In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

EARNINGS MULTIPLIER BENEFIT RIDER. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for issue ages 75 or under. You may add it at issue of the Contract or, if not yet available in your state, on the next contract anniversary following introduction of the rider in your state. The date on which the rider is added is referred to as the "rider effective date." If the rider is added at issue, the rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of premiums adjusted for withdrawals ("Maximum Base"). Currently, if added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) the Maximum Base; and ii) the contract value on the claim date minus premiums adjusted for withdrawals. If added after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and ii) the contract value on the claim date minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals. The adjustment to the benefit for withdrawals is pro-rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for the earnings multiplier benefit rider and once selected, it may not be revoked. The rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see "Charges and Fees -- Earnings Multiplier Benefit Charge" for a description of the charge.

The rider is available for both non-qualified and qualified contracts. Please see the discussions of possible tax consequences in "Federal Tax
Considerations," "Individual Retirement Annuities," "Taxation of Qualified Contracts," and "Tax Consequences of Enhanced Death Benefit," in this prospectus.

DEATH BENEFIT DURING THE INCOME PHASE

If any contract owner or the annuitant dies after the annuity start date, we will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

CONTINUATION AFTER DEATH -- SPOUSE

If at the contract owner's death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the Contract as his or her own, the following will apply: If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value on that date is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the addition to the Liquid Assets subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit or any living benefit rider values. Any addition to contract value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the Contract elects to continue the Contract as his or her own.

The death benefits under each of the available options will continue, based on the surviving spouse's age on the date that ownership changes. At subsequent surrender, we will waive any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner. Any premiums paid later will be subject to any applicable surrender charge.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor. The earnings multiplier benefit rider will continue, if the surviving spouse is eligible based on his or her attained age. If the surviving spouse is older than the maximum rider issue age, the rider will terminate. The Maximum Base and the percentages will be reset based on the adjusted contract value. The calculation of the benefit going forward will be: (i) based on the attained age of the spouse at the time of the ownership change using current values as of that date; (ii) computed as if the rider were added to the Contract after issue and after the increase; and (iii) based on the Maximum Base and percentages in effect on the original rider date. However, we may permit the surviving spouse to elect to use the then-current Maximum Base and percentages in the benefit calculation.

CONTINUATION AFTER DEATH -- NOT A SPOUSE

If the beneficiary or surviving joint owner is not the spouse of the owner, the Contract may continue in force subject to the required distribution rules of the Code. See next section, "Required Distributions Upon Contract Owner's Death."

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Assets subaccount, or its successor.

The death benefit will then terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made. If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor. The earnings multiplier benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH

We will not allow any payment of benefits provided under a non-qualified Contract which do not satisfy the requirements of Section 72(s) of the Code. If any contract owner of a non-qualified Contract dies before the annuity start date, we will distribute the death benefit payable to the beneficiary as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (i) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (ii) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (iii) all rights and privileges granted by the Contract or allowed by us will belong to the spouse as contract owner of the Contract. We deem the spouse to have made this election if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is not a spouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals. If we do not receive an election from an owner's beneficiary who is not a spouse within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from the date of death. We will determine the death benefit as of the date we receive proof of death. Such cash payment will be in full settlement of all our liability under the Contract.

If a contract owner dies after the annuity start date, all of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary. If a Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.

EFFECT OF MGWB ON DEATH BENEFIT

If you die before Automatic Periodic Benefit Status under the MGWB rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner's spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse's death. Please see "Minimum Guaranteed Withdrawal Benefit Rider-Death of Owner" for a description of the impact of the owner's death on the MGWB Rider.

If you die during Automatic Periodic Benefit Status, the death benefit payable is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments. Please see "Minimum Guaranteed Withdrawal Benefit Rider".

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THE ANNUITY OPTIONS
--------------------------------------------------------------------------------

ANNUITIZATION OF YOUR CONTRACT

If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value, adjusted for any applicable Market Value Adjustment, on the annuity start date in accordance with the annuity option you chose. You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20. For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations. Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate under applicable law), the total contract value applied to periodic income payments, and the applicable payment rate. Our approval is needed for any option where:

          1) The person named to receive payment is other than the contract owner or beneficiary;

          2)   The person named is not a natural person, such as a corporation;
               or

          3) Any income payment would be less than the minimum annuity income payment allowed.

SELECTING THE ANNUITY START DATE

You select the annuity start date, which is the date on which the annuity payments commence. The annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years. If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

FREQUENCY OF ANNUITY PAYMENTS

You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

BENEFICIARY RIGHTS

A beneficiary's right to elect an annuity option or receive a lump sum may have been restricted by the contract owner. If so, such options will not be available to the beneficiary.

THE ANNUITY OPTIONS

We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed payments are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

        OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

        OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain, such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount of your Contract. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

        OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

        OPTION 4. ANNUITY PLAN. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

PAYMENT WHEN NAMED PERSON DIES

When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and ING USA. The amounts we will pay are determined as follows:

        1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. We will base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2.

        2) For Option 3, no amounts are payable after both named persons have died. 3) For Option 4, the annuity option agreement will state the amount we will pay, if any.

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OTHER CONTRACT PROVISIONS
--------------------------------------------------------------------------------

REPORTS TO CONTRACT OWNERS

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report and in any confirmation notice. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (i) when the New York Stock Exchange is closed; (ii) when trading on the New York Stock Exchange is restricted; (iii) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B's net assets; or (iv) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

IN CASE OF ERRORS IN YOUR APPLICATION

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought had the age or gender not been misstated.

ASSIGNING THE CONTRACT AS COLLATERAL

You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. We will give you advance notice of such changes.

FREE LOOK

You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the Fixed Account), and (ii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Assets subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request in good order. We determine your contract value at the close of business on the day we void your Contract. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

SPECIAL ARRANGEMENTS

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

SELLING THE CONTRACT

Our affiliate Directed Services, Inc. ("DSI"), 1475 Dunwoody Dr., West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. DSI, a New York corporation, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). DSI does not retain any commissions or compensation paid to it by ING USA for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products. Selling firms are also registered with the SEC and are NASD member firms.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 7.0% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 1.25% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on the firm's practices. Commissions and annual compensation, when combined, could exceed 7.0% of total premium payments.

DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments, and/or a percentage of Contract values.

Affiliated selling firms may include Aeltus Capital, Inc., BancWest Investment Services, Inc., Baring Investment Services, Inc., Compulife Investor Services, Inc., Financial Network Investment Corporation, Financial Northeastern Corporation, Granite Investment Services, Inc. Guaranty Brokerage Services, Inc., IFG Network Securities, Inc., ING America Equities, Inc., ING Barings Corp., ING Brokers Network, LLC, ING Direct Funds Limited, ING DIRECT Securities, Inc., ING Financial Advisers, LLC, ING Furman Selz Financial Services LLC, ING Funds Distributor, LLC, ING TT&S (U.S.) Securities, Inc., Investors Financial Group, LLC, Locust Street Securities, Inc., Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc., Systematized Benefits Administrators, Inc., United Variable Services, Inc., VESTAX Securities Corporation, and Washington Square Securities, Inc.

We may also make additional payments to broker/dealers for marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered in this prospectus.

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OTHER INFORMATION
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VOTING RIGHTS

We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion.

STATE REGULATION

We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS

We are not aware of any pending legal proceedings which involve Separate Account B as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

Directed Services, Inc., the principal underwriter and distributor of the contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

INDUSTRY DEVELOPMENTS - TRADING As with many financial services companies, the Company and affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.

LEGAL MATTERS

The legal validity of the Contracts was passed on by Kimberly J. Smith, Assistant Secretary of ING USA.

EXPERTS

The audited consolidated financial statements and schedules of Golden American as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002, along with the statement of assets and liabilities of Separate Account B as of December 31, 2002 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, appearing in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing in the SAI and in the Registration Statement, and are included in reliance on such reports given on the authority of such firm as experts in accounting and auditing.

--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

This summary references enhanced death benefits and earnings multiplier benefits that may not be available under your Contract. Please see your Contract, and "The Annuity Contract -- Optional Riders" and "Death Benefit Choices" in this prospectus.

TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS

     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for non-qualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Separate Account B, through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. It is possible that these Contract features may exceed the limits imposed by the tax law. If so, you would be treated as the owner of the Separate Account B assets that underlie your Contract and thus subject to current taxation on the income and gains from those assets. While we believe that the Contracts do not give contract owners investment control over Separate Account B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Separate Account B assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts. Qualified Contracts are subject to special rules -- see below. The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.

TAXATION OF NON-QUALIFIED CONTRACTS

     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     DELAYED ANNUITY STARTING DATE. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the MGWB rider), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. The contract value that applies for this purpose is unclear in some respects. For example, the living benefits provided under the Contract, i.e., the MGAB, MGWB and MGIB, as well as the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract. The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     o    made on or after the taxpayer reaches age 59 1/2;

     o    made on or after the death of a contract owner;

     o    attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations, such as those associated with the MGIB benefit, as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

     TRANSFERS, ASSIGNMENTS AND EXCHANGES. A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.

     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. PLEASE NOTE THAT REQUIRED MINIMUM DISTRIBUTIONS UNDER QUALIFIED CONTRACTS MAY BE SUBJECT TO SURRENDER CHARGE AND/OR MARKET VALUE ADJUSTMENT, IN ACCORDANCE WITH THE TERMS OF THE CONTRACT. THIS COULD AFFECT THE AMOUNT THAT MUST BE TAKEN FROM THE CONTRACT IN ORDER TO SATISFY REQUIRED MINIMUM DISTRIBUTIONS.

     DIRECT ROLLOVERS. If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law). Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

     CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

     INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

     DISTRIBUTIONS -- IRAS. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

          o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

          o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate one or more of the following:

          o    Start date for distributions;

          o The time period in which all amounts in your account(s) must be distributed; or

          o    Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

          o Over your life or the joint lives of you and your designated beneficiary; or

          o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary. The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed. The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2004, your entire balance must be distributed to the designated beneficiary by December 31, 2009. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time-frames:

          o    Over the life of the designated beneficiary; or

          o Over a period not extending beyond the life expectancy of the designated beneficiary. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

          o December 31 of the calendar year following the calendar year of your death; or

          o December 31 of the calendar year in which you would have attained age 70 1/2.

In lieu of taking a distribution under these rules, a spouse who is the sole beneficiary may elect to treat the account as his or her own IRA. In such case, the surviving spouse will be able to make contributions to the account, make rollovers from the account, and defer taking a distribution until his or her age 70 1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account, makes additional contributions to the account, or fails to take a distribution within the required time period.

     ROTH IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

         DISTRIBUTIONS -- ROTH IRAS. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

          o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

          o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase. If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

     TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Distributions allocable to salary reduction contributions, but not earnings on such contributions, may also be distributed upon hardship. Certain penalties may apply.

         TSAS -- LOANS. Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, and the Code. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

        Any outstanding loan balance impacts the following:

        1) Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

        2) Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

        3)   Riders:

             a) Minimum Guaranteed Income Benefit ("MGIB") Rider. If you exercise the MGIB rider, we reduce the MGIB Base by an amount equal to the ratio of the outstanding loan balance to the contract value multiplied by the MGIB Base.

             b) Minimum Guaranteed Withdrawal Benefit ("MGWB") Rider. The portion of the contract value used to pay off the outstanding loan balance will reduce the MGWB Withdrawal Account. We do not recommend the MGWB rider if loans are contemplated.

             c) Minimum Guaranteed Accumulation Benefit ("MGAB") Rider. Generally, loan repayment periods should not extend into the 3-year period preceding the end of the Waiting Period, because transfers made within such 3-year period reduce the MGAB Base and the MGAB Charge Base pro-rata based on the percentage of contract value transferred. Transfers between the TSA Special Fixed Account and the variable accounts will not be excluded from this treatment.

         TSAS -- DISTRIBUTIONS. All distributions from Section 403(b) plans are taxed as received unless either of the following are true:

          o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code; or

          o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

         TABLE OF CONTENTS

         Item
         Introduction
         Description of ING USA Annuity and Life Insurance Company Safekeeping of Assets
         The Administrator
         Independent  Auditors
         Distribution of Contracts
         Performance Information
         IRA Partial Withdrawal Option
         Other Information
         Financial Statements of Golden American Life Insurance Company Financial Statements of Golden American Separate Account B

PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. SEND THE FORM TO OUR CUSTOMER SERVICE CENTER AT THE ADDRESS SHOWN ON THE PROSPECTUS COVER.

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - -  - - - - - - - - - -

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

Please Print or Type:

                           --------------------------------------------------
                           NAME

                           --------------------------------------------------
                           SOCIAL SECURITY NUMBER

                           --------------------------------------------------
                           STREET ADDRESS

                           --------------------------------------------------
                           CITY, STATE, ZIP

Landmark - 131184                                                     02/13/2004
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -- - - - -

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APPENDIX A
--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2002, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Golden American Separate Account B, (now ING USA Annuity and Life Insurance Company Separate Account B) available under the Contract for the indicated periods.

                                                          2002          2001             2000
                                                          ----          ----             ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.65%
AIM VI DENT DEMOGRAPHIC TRENDS
       AUV at Beginning of Period                     $10.99         $10.00 (5)
       AUV at End of Period                            $7.32         $10.99
       Number of Accumulation Units
          Outstanding at End of Period                95,005          9,170

FIDELITY(R) VIP EQUITY--INCOME

       AUV at Beginning of Period                      $9.58         $10.00 (7)
       AUV at End of Period                            $7.80          $9.58
       Number of Accumulation Units
          Outstanding at End of Period               177,883             --

FIDELITY(R) VIP GROWTH

       AUV at Beginning of Period                      $9.26         $10.00 (7)
       AUV at End of Period                            $6.35          $9.26
       Number of Accumulation Units
          Outstanding at End of Period               202,569             --

ING AIM MID CAP GROWTH

       AUV at Beginning of Period                     $14.46         $18.65           $21.51 (1)
       AUV at End of Period                            $9.71         $14.46           $18.65
       Number of Accumulation Units
          Outstanding at End of Period               335,993        414,298          185,121

ING ALLIANCE MID CAP GROWTH

       AUV at Beginning of Period                     $14.42         $17.00           $19.97 (1)
       AUV at End of Period                            $9.92         $14.42           $17.00
       Number of Accumulation Units
          Outstanding at End of Period               481,010        388,823          181,294

ING CAPITAL GUARDIAN LARGE CAP VALUE

       AUV at Beginning of Period                      $9.97         $10.52           $10.00 (1)
       AUV at End of Period                            $7.47          $9.97           $10.52
       Number of Accumulation Units
          Outstanding at End of Period             2,660,135      1,400,044          181,541

ING CAPITAL GUARDIAN MANAGED GLOBAL

       AUV at Beginning of Period                     $17.11         $19.75           $21.96 (1)
       AUV at End of Period                           $13.43         $17.11           $19.75
       Number of Accumulation Units
          Outstanding at End of Period             1,121,603        791,259          406,790

ING CAPITAL GUARDIAN SMALL CAP

       AUV at Beginning of Period                     $17.60         $18.17           $23.49 (1)
       AUV at End of Period                           $12.91         $17.60           $18.17
       Number of Accumulation Units
          Outstanding at End of Period               874,016        534,470          184,093

                                       A1

                                                          2002          2001             2000
                                                          ----          ----             ----
ING DEVELOPING WORLD
       AUV at Beginning of Period                      $7.01          $7.52           $11.62 (1)
       AUV at End of Period                            $6.16          $7.01            $7.52
       Number of Accumulation Units
          Outstanding at End of Period               249,736        203,417           52,533

ING EAGLE ASSET VALUE EQUITY

       AUV at Beginning of Period                     $17.99         $19.14           $17.30 (1)
       AUV at End of Period                           $14.68         $17.99           $19.14
       Number of Accumulation Units
          Outstanding at End of Period               318,880        183,496           41,973

ING FMRSM DIVERSIFIED MID--CAP

       AUV at Beginning of Period                      $9.06          $9.87           $10.00 (3)
       AUV at End of Period                            $7.19          $9.06            $9.87
       Number of Accumulation Units
          Outstanding at End of Period               877,092        390,858            9,164

ING GET FUND -- SERIES T

       AUV at Beginning of Period                     $10.00 (8)
       AUV at End of Period                           $10.07
       Number of Accumulation Units
          Outstanding at End of Period                19,504

ING GET FUND -- SERIES U

       AUV at Beginning of Period                     $10.00 (9)
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period                    --

ING GOLDMAN SACHS INTERNET TOLLKEEPER

       AUV at Beginning of Period                      $7.60         $10.00 (4)
       AUV at End of Period                            $4.63          $7.60
       Number of Accumulation Units
          Outstanding at End of Period               240,376         35,022

ING HARD ASSETS

       AUV at Beginning of Period                     $13.67         $15.81           $15.76 (1)
       AUV at End of Period                           $13.55         $13.67           $15.81
       Number of Accumulation Units
          Outstanding at End of Period               108,460         18,910            5,200

ING INTERNATIONAL EQUITY

       AUV at Beginning of Period                      $8.60         $11.32           $14.90 (6)
       AUV at End of Period                            $7.09          $8.60           $11.32
       Number of Accumulation Units
          Outstanding at End of Period               244,423         66,133

ING JANUS GROWTH AND INCOME

       AUV at Beginning of Period                      $8.84          $9.94           $10.00 (3)
       AUV at End of Period                            $7.01          $8.84            $9.94
       Number of Accumulation Units
          Outstanding at End of Period             1,160,152        480,294           19,469

ING JANUS SPECIAL EQUITY

       AUV at Beginning of Period                      $8.30          $8.88           $10.00 (3)
       AUV at End of Period                            $6.04          $8.30            $8.88
       Number of Accumulation Units
          Outstanding at End of Period               246,924        151,551            9,174

ING JENNISON EQUITY OPPORTUNITIES

       AUV at Beginning of Period                     $21.05         $24.59           $28.98 (1)
       AUV at End of Period                           $14.64         $21.05           $24.59
       Number of Accumulation Units
          Outstanding at End of Period               479,670        337,955          124,676

                                       A2

                                                          2002          2001             2000
                                                          ----          ----             ----
ING JP MORGAN FLEMING INTERNATIONAL ENHANCED EAFE
       AUV at Beginning of Period                     $10.00 (7)
       AUV at End of Period                            $8.21
       Number of Accumulation Units
          Outstanding at End of Period                81,977

ING JP MORGAN FLEMING SMALLCAP

       AUV at Beginning of Period                     $10.00 (7)
       AUV at End of Period                            $7.83
       Number of Accumulation Units
          Outstanding at End of Period               114,380

ING LIMITED MATURITY BOND

       AUV at Beginning of Period                     $18.39         $17.18           $16.19 (1)
       AUV at End of Period                           $19.40         $18.39           $17.18
       Number of Accumulation Units
          Outstanding at End of Period               917,937        389,087           49,754

ING LIQUID ASSETS

       AUV at Beginning of Period                     $15.26         $14.94           $14.37 (1)
       AUV at End of Period                           $15.23         $15.26           $14.94
       Number of Accumulation Units
          Outstanding at End of Period             1,599,933        953,602          302,892

ING MARSICO GROWTH

       AUV at Beginning of Period                     $14.92         $21.75           $28.89 (1)
       AUV at End of Period                           $10.34         $14.92           $21.75
       Number of Accumulation Units
          Outstanding at End of Period             1,434,608      1,236,743          693,052

ING MERCURY FOCUS VALUE

       AUV at Beginning of Period                     $10.00 (7)
       AUV at End of Period                            $8.36
       Number of Accumulation Units
          Outstanding at End of Period                36,244

ING MERCURY FUNDAMENTAL GROWTH

       AUV at Beginning of Period                     $10.00 (7)
       AUV at End of Period                            $7.96
       Number of Accumulation Units
          Outstanding at End of Period                60,487

ING MFS MID CAP GROWTH

       AUV at Beginning of Period                     $31.27         $41.63           $38.15 (1)
       AUV at End of Period                           $15.74         $31.27           $41.63
       Number of Accumulation Units
          Outstanding at End of Period               844,740        569,707          186,073

ING MFS RESEARCH

       AUV at Beginning of Period                     $20.06         $25.97           $26.65 (1)
       AUV at End of Period                           $14.82         $20.06           $25.97
       Number of Accumulation Units
          Outstanding at End of Period               921,349        792,240          378,215

ING MFS TOTAL RETURN

       AUV at Beginning of Period                     $20.18         $20.42           $17.27 (1)
       AUV at End of Period                           $18.83         $20.18           $20.42
       Number of Accumulation Units
          Outstanding at End of Period             1,672,477        915,770          205,502

ING PIMCO CORE BOND

       AUV at Beginning of Period                     $11.64         $11.55           $11.32 (1)
       AUV at End of Period                           $12.44         $11.64           $11.55
       Number of Accumulation Units
          Outstanding at End of Period             1,936,106        244,538           14,652

                                       A3

                                                          2002          2001             2000
                                                          ----          ----             ----
ING SALOMON BROTHERS ALL CAP
       AUV at Beginning of Period                     $11.59         $11.57           $10.00 (1)
       AUV at End of Period                            $8.49         $11.59           $11.57
       Number of Accumulation Units
          Outstanding at End of Period             1,505,988        807,563           70,600

ING SALOMON BROTHERS INVESTORS

       AUV at Beginning of Period                     $10.58         $11.24           $10.00 (1)
       AUV at End of Period                            $8.01         $10.58           $11.24
       Number of Accumulation Units
          Outstanding at End of Period             1,030,211        401,684           21,065

ING T. ROWE PRICE CAPITAL APPRECIATION

       AUV at Beginning of Period                     $27.27         $25.23           $20.42 (1)
       AUV at End of Period                           $26.95         $27.27           $25.23
       Number of Accumulation Units
          Outstanding at End of Period             1,232,631        477,872           61,545

ING T. ROWE PRICE EQUITY INCOME

       AUV at Beginning of Period                     $23.10         $23.17           $19.74 (1)
       AUV at End of Period                           $19.72         $23.10           $23.17
       Number of Accumulation Units
          Outstanding at End of Period               814,592        410,546           79,161

ING VAN KAMPEN EQUITY GROWTH

       AUV at Beginning of Period                     $10.00 (7)
       AUV at End of Period                            $7.81
       Number of Accumulation Units
          Outstanding at End of Period                28,455

ING VAN KAMPEN GLOBAL FRANCHISE

       AUV at Beginning of Period                     $10.00 (7)
       AUV at End of Period                            $8.83
       Number of Accumulation Units
          Outstanding at End of Period               136,897

ING VAN KAMPEN GROWTH & INCOME

       AUV at Beginning of Period                     $21.17         $24.45           $25.20 (1)
       AUV at End of Period                           $17.75         $21.17           $24.45
       Number of Accumulation Units
          Outstanding at End of Period               835,107        752,796          428,500

ING VAN KAMPEN REAL ESTATE

       AUV at Beginning of Period                     $27.45         $25.81           $20.18 (1)
       AUV at End of Period                           $27.05         $27.45           $25.81
       Number of Accumulation Units
          Outstanding at End of Period               242,782         77,777           12,612

ING VP BOND PORTFOLIO

       AUV at Beginning of Period                     $10.00 (7)
       AUV at End of Period                           $10.63
       Number of Accumulation Units
          Outstanding at End of Period                88,275

ING VP GROWTH OPPORTUNITIES

       AUV at Beginning of Period                      $7.78         $10.00 (4)
       AUV at End of Period                            $5.24          $7.78
       Number of Accumulation Units
          Outstanding at End of Period               157,970         50,783

ING VP MAGNACAP

       AUV at Beginning of Period                      $9.34         $10.00 (4)
       AUV at End of Period                            $7.07          $9.34
       Number of Accumulation Units
          Outstanding at End of Period               153,013         28,170

                                       A4

                                                          2002          2001             2000
                                                          ----          ----             ----
ING VP SMALLCAP OPPORTUNITIES
       AUV at Beginning of Period                      $8.32         $10.00 (4)
       AUV at End of Period                            $4.60          $8.32
       Number of Accumulation Units
          Outstanding at End of Period               563,709        111,946

ING VP WORLDWIDE GROWTH

       AUV at Beginning of Period                      $6.99          $8.74           $10.00 (2)
       AUV at End of Period                            $5.17          $6.99            $8.74
       Number of Accumulation Units
          Outstanding at End of Period               322,466        158,546           39,547

INVESCO VIF HEALTH SCIENCES

       AUV at Beginning of Period                     $10.26         $10.00 (5)
       AUV at End of Period                            $7.62         $10.26
       Number of Accumulation Units
          Outstanding at End of Period               183,978          7,400

INVESCO VIF LEISURE FUND

       AUV at Beginning of Period                     $10.00 (7)
       AUV at End of Period                            $8.43
       Number of Accumulation Units
          Outstanding at End of Period                65,382

INVESCO VIF FINANCIAL SERVICES

       AUV at Beginning of Period                      $9.35         $10.00 (5)
       AUV at End of Period                            $7.83          $9.35
       Number of Accumulation Units
          Outstanding at End of Period               200,146          5,433

INVESCO VIF UTILITIES

       AUV at Beginning of Period                      $8.10         $10.00 (5)
       AUV at End of Period                            $6.35          $8.10
       Number of Accumulation Units
          Outstanding at End of Period                51,660          1,002

JENNISON PORTFOLIO

       AUV at Beginning of Period                      $6.27          $7.83           $10.00 (2)
       AUV at End of Period                            $4.24          $6.27            $7.83
       Number of Accumulation Units
          Outstanding at End of Period               522,740        201,082           15,840

PIMCO HIGH YIELD PORTFOLIO

       AUV at Beginning of Period                     $10.01          $9.94           $10.12 (1)
       AUV at End of Period                            $9.73         $10.01            $9.94
       Number of Accumulation Units
          Outstanding at End of Period             1,388,956        581,041          111,021

PIMCO STOCKSPLUS GROWTH & INCOME

       AUV at Beginning of Period                     $10.14         $11.64           $12.48 (1)
       AUV at End of Period                            $7.95         $10.14           $11.64
       Number of Accumulation Units
          Outstanding at End of Period               745,490        468,628          187,618

PIONEER FUND VCT

       AUV at Beginning of Period                      $9.37         $10.00 (5)
       AUV at End of Period                            $7.44          $9.37
       Number of Accumulation Units
          Outstanding at End of Period               184,119          9,738

PIONEER MID CAP VALUE

       AUV at Beginning of Period                     $10.71         $10.00 (5)
       AUV at End of Period                            $9.34         $10.71
       Number of Accumulation Units
          Outstanding at End of Period               338,219          6,577

                                       A5

                                                          2002          2001             2000
                                                          ----          ----             ----
PROFUND VP BULL
       AUV at Beginning of Period                      $8.88         $10.00 (4)
       AUV at End of Period                            $6.64          $8.88
       Number of Accumulation Units
          Outstanding at End of Period               127,499         92,175

PROFUND VP EUROPE 30

       AUV at Beginning of Period                      $8.25         $10.00 (4)
       AUV at End of Period                            $6.03          $8.25
       Number of Accumulation Units
          Outstanding at End of Period                64,317         14,668

PROFUND VP SMALL CAP

       AUV at Beginning of Period                      $9.41         $10.00 (4)
       AUV at End of Period                            $7.18          $9.41
       Number of Accumulation Units
          Outstanding at End of Period               236,885         18,943

SP JENNISON INTERNATIONAL GROWTH

       AUV at Beginning of Period                      $5.39          $8.56           $10.00 (3)
       AUV at End of Period                            $4.09          $5.39            $8.56
       Number of Accumulation Units
          Outstanding at End of Period               243,444        109,344            3,557

FOOTNOTES

(1)    Fund First Available during February 2000
(2)    Fund First Available during May 2000
(3)    Fund First Available during October 2000
(4)    Fund First Available during May 2001
(5)    Fund First Available during November 2001
(6)    Fund First Available during December 2001
(7)    Fund First Available during May 2002
(8)    Fund First Available during September 2002
(9)    Fund First Available during December 2002

                                                          2002          2001             2000
                                                          ----          ----             ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.80 %

AIM VI DENT DEMOGRAPHIC TRENDS
       AUV at Beginning of Period                     $10.98         $10.00 (5)
       AUV at End of Period                            $7.31         $10.98
       Number of Accumulation Units
          Outstanding at End of Period               144,579          7,111

FIDELITY(R) VIP EQUITY--INCOME

       AUV at Beginning of Period                      $9.57         $10.00 (7)
       AUV at End of Period                            $7.79          $9.57
       Number of Accumulation Units
          Outstanding at End of Period             178,752.0             --

FIDELITY(R) VIP GROWTH

       AUV at Beginning of Period                      $9.25         $10.00 (7)
       AUV at End of Period                            $6.33          $9.25
       Number of Accumulation Units
          Outstanding at End of Period               244,586            652

GALAXY VIP ASSET ALLOCATION

       AUV at Beginning of Period                      $9.75         $10.73           $10.51
       AUV at End of Period                            $8.05          $9.75           $10.73
       Number of Accumulation Units
          Outstanding at End of Period                 6,393         11,977           18,516

                                       A6

                                                          2002          2001             2000
                                                          ----          ----             ----
GALAXY VIP EQUITY FUND
       AUV at Beginning of Period                      $9.12         $11.36           $11.51
       AUV at End of Period                            $6.48          $9.12           $11.36
       Number of Accumulation Units
          Outstanding at End of Period                 9,491         14,708           14,623

GALAXY VIP GROWTH & INCOME

       AUV at Beginning of Period                     $10.31         $10.93           $10.25
       AUV at End of Period                            $7.46         $10.31           $10.93
       Number of Accumulation Units
          Outstanding at End of Period                   778            785            7,086

GALAXY VIP QUALITY PLUS BOND

       AUV at Beginning of Period                     $11.60         $10.99            $9.94
       AUV at End of Period                           $12.57         $11.60           $10.99
       Number of Accumulation Units
          Outstanding at End of Period                 2,995          1,476               --

GALAXY VIP SMALL COMPANY GROWTH

       AUV at Beginning of Period                     $13.02         $13.28           $15.05
       AUV at End of Period                            $8.57         $13.02           $13.28
       Number of Accumulation Units
          Outstanding at End of Period                 1,382            793              627

ING AIM MID CAP GROWTH

       AUV at Beginning of Period                     $14.32         $18.50           $21.37 (1)
       AUV at End of Period                            $9.61         $14.32           $18.50
       Number of Accumulation Units
          Outstanding at End of Period             1,196,567      1,447,650        1,203,898

ING ALLIANCE MID CAP GROWTH

       AUV at Beginning of Period                     $14.30         $16.88           $19.86 (1)
       AUV at End of Period                            $9.82         $14.30           $16.88
       Number of Accumulation Units
          Outstanding at End of Period             1,761,535      1,586,391        1,171,869

ING CAPITAL GUARDIAN LARGE CAP VALUE

       AUV at Beginning of Period                      $9.94         $10.51           $10.00 (1)
       AUV at End of Period                            $7.44          $9.94           $10.51
       Number of Accumulation Units
          Outstanding at End of Period             5,103,821      3,603,942        1,403,629

ING CAPITAL GUARDIAN MANAGED GLOBAL

       AUV at Beginning of Period                     $16.87         $19.51           $21.72 (1)
       AUV at End of Period                           $13.23         $16.87           $19.51
       Number of Accumulation Units
          Outstanding at End of Period             1,564,388      1,137,846          621,115

ING CAPITAL GUARDIAN SMALL CAP

       AUV at Beginning of Period                     $17.44         $18.03           $23.35 (1)
       AUV at End of Period                           $12.77         $17.44           $18.03
       Number of Accumulation Units
          Outstanding at End of Period             2,319,410      1,876,959        1,163,996

ING DEVELOPING WORLD

       AUV at Beginning of Period                      $6.97          $7.49           $11.58 (1)
       AUV at End of Period                            $6.11          $6.97            $7.49
       Number of Accumulation Units
          Outstanding at End of Period               690,414        640,405          549,427

ING EAGLE ASSET VALUE EQUITY

       AUV at Beginning of Period                     $17.80         $18.97           $17.17 (1)
       AUV at End of Period                           $14.50         $17.80           $18.97
       Number of Accumulation Units
          Outstanding at End of Period               923,702        706,803          298,983

                                       A7

                                                          2002          2001             2000
                                                          ----          ----             ----
ING FMRSM DIVERSIFIED MID--CAP
       AUV at Beginning of Period                      $9.05          $9.87           $10.00 (3)
       AUV at End of Period                            $7.17          $9.05            $9.87
       Number of Accumulation Units
          Outstanding at End of Period             1,611,467        815,848           55,360

ING GET FUND -- SERIES T

       AUV at Beginning of Period                     $10.00 (8)
       AUV at End of Period                           $10.06
       Number of Accumulation Units
          Outstanding at End of Period               508,431

ING GET FUND -- SERIES U

       AUV at Beginning of Period                     $10.00 (9)
       AUV at End of Period                           $10.00
       Number of Accumulation Units
          Outstanding at End of Period                 1,187

ING GOLDMAN SACHS INTERNET TOLLKEEPER

       AUV at Beginning of Period                      $7.60         $10.00 (4)
       AUV at End of Period                            $4.62          $7.60
       Number of Accumulation Units
          Outstanding at End of Period               220,935         46,906

ING HARD ASSETS

       AUV at Beginning of Period                     $13.40         $15.53           $15.50 (1)
       AUV at End of Period                           $13.26         $13.40           $15.53
       Number of Accumulation Units
          Outstanding at End of Period               302,602         94,214           42,632

ING INTERNATIONAL EQUITY

       AUV at Beginning of Period                      $8.52         $11.23           $14.81 (6)
       AUV at End of Period                            $7.02          $8.52           $11.23
       Number of Accumulation Units
          Outstanding at End of Period             1,565,175      1,182,590        1,033,869

ING JANUS GROWTH AND INCOME

       AUV at Beginning of Period                      $8.83          $9.93           $10.00 (3)
       AUV at End of Period                            $6.99          $8.83            $9.93
       Number of Accumulation Units
          Outstanding at End of Period             2,513,592      1,282,147          148,807

ING JANUS SPECIAL EQUITY

       AUV at Beginning of Period                      $8.28          $8.88           $10.00 (3)
       AUV at End of Period                            $6.02          $8.28            $8.88
       Number of Accumulation Units
          Outstanding at End of Period               401,444        319,420           62,575

ING JENNISON EQUITY OPPORTUNITIES

       AUV at Beginning of Period                     $20.74         $24.27           $28.64 (1)
       AUV at End of Period                           $14.41         $20.74           $24.27
       Number of Accumulation Units
          Outstanding at End of Period             1,643,362      1,587,677          981,676

ING JP MORGAN FLEMING INTERNATIONAL EAFE ENHANCED

       AUV at Beginning of Period                     $10.00 (7)
       AUV at End of Period                            $8.20
       Number of Accumulation Units
          Outstanding at End of Period                51,442

ING JP MORGAN FLEMING SMALLCAP

       AUV at Beginning of Period                     $10.00 (7)
       AUV at End of Period                            $7.82
       Number of Accumulation Units
          Outstanding at End of Period                95,249

                                       A8

                                                          2002          2001             2000
                                                          ----          ----             ----
ING LIMITED MATURITY BOND
       AUV at Beginning of Period                     $18.03         $16.87           $15.92 (1)
       AUV at End of Period                           $18.99         $18.03           $16.87
       Number of Accumulation Units
          Outstanding at End of Period             2,793,640      1,730,153          507,893

ING LIQUID ASSETS

       AUV at Beginning of Period                     $14.96         $14.67           $14.13 (1)
       AUV at End of Period                           $14.91         $14.96           $14.67
       Number of Accumulation Units
          Outstanding at End of Period            10,613,768      9,752,616        2,657,053

ING MARSICO GROWTH

       AUV at Beginning of Period                     $14.79         $21.59           $28.72 (1)
       AUV at End of Period                           $10.23         $14.79           $21.59
       Number of Accumulation Units
          Outstanding at End of Period             4,731,610      5,132,970        3,791,737

ING MERCURY FOCUS VALUE

       AUV at Beginning of Period                     $10.00 (7)
       AUV at End of Period                            $8.35
       Number of Accumulation Units
          Outstanding at End of Period                53,879

ING MERCURY FUNDAMENTAL GROWTH

       AUV at Beginning of Period                     $10.00 (7)
       AUV at End of Period                            $7.95
       Number of Accumulation Units
          Outstanding at End of Period                27,465

ING MFS MID CAP GROWTH

       AUV at Beginning of Period                     $30.92         $41.24           $37.84 (1)
       AUV at End of Period                           $15.55         $30.92           $41.24
       Number of Accumulation Units
          Outstanding at End of Period             2,356,960      2,066,676        1,240,675

ING MFS RESEARCH

       AUV at Beginning of Period                     $19.84         $25.72           $26.43 (1)
       AUV at End of Period                           $14.64         $19.84           $25.72
       Number of Accumulation Units
          Outstanding at End of Period             2,132,959      1,666,295        1,007,294

ING MFS TOTAL RETURN

       AUV at Beginning of Period                     $19.96         $20.22           $17.13 (1)
       AUV at End of Period                           $18.60         $19.96           $20.22
       Number of Accumulation Units
          Outstanding at End of Period             3,921,173    2,673,135.0        836,664.0

ING PIMCO CORE BOND

       AUV at Beginning of Period                     $11.51         $11.44           $11.23 (1)
       AUV at End of Period                           $12.29         $11.51           $11.44
       Number of Accumulation Units
          Outstanding at End of Period             3,457,462        958,057          183,531

ING SALOMON BROTHERS ALL CAP

       AUV at Beginning of Period                     $11.56         $11.55           $10.00 (1)
       AUV at End of Period                            $8.45         $11.56           $11.55
       Number of Accumulation Units
          Outstanding at End of Period             3,308,447      2,722,089          780,053

ING SALOMON BROTHERS INVESTORS

       AUV at Beginning of Period                     $10.55         $11.22           $10.00 (1)
       AUV at End of Period                            $7.98         $10.55           $11.22
       Number of Accumulation Units
          Outstanding at End of Period             1,333,387        820,331          145,735

                                       A9

                                                      2002            2001             2000
                                                      ----            ----             ----
ING T. ROWE PRICE CAPITAL APPRECIATION
       AUV at Beginning of Period                     $26.74         $24.77           $20.08 (1)
       AUV at End of Period                           $26.38         $26.74           $24.77
       Number of Accumulation Units
          Outstanding at End of Period             3,716,910      1,927,531          400,243

ING T. ROWE PRICE EQUITY INCOME

       AUV at Beginning of Period                     $22.64         $22.75           $19.41 (1)
       AUV at End of Period                           $19.30         $22.64           $22.75
       Number of Accumulation Units
          Outstanding at End of Period             1,769,554    1,103,377.0        311,484.0

ING VAN KAMPEN EQUITY GROWTH

       AUV at Beginning of Period                     $10.00 (7)
       AUV at End of Period                            $7.80
       Number of Accumulation Units
          Outstanding at End of Period                37,952

ING VAN KAMPEN GLOBAL FRANCHISE

       AUV at Beginning of Period                     $10.00 (7)
       AUV at End of Period                            $8.82
       Number of Accumulation Units
          Outstanding at End of Period               133,794

ING VAN KAMPEN GROWTH & INCOME

       AUV at Beginning of Period                     $20.91         $24.18           $24.96 (1)
       AUV at End of Period                           $17.50         $20.91           $24.18
       Number of Accumulation Units
          Outstanding at End of Period             1,678,851      1,489,476          803,307

ING VAN KAMPEN REAL ESTATE

       AUV at Beginning of Period                     $26.91         $25.34           $19.85 (1)
       AUV at End of Period                           $26.48         $26.91           $25.34
       Number of Accumulation Units
          Outstanding at End of Period               639,504        310,014           77,442

ING VP BOND PORTFOLIO

       AUV at Beginning of Period                     $10.00 (7)
       AUV at End of Period                           $10.62
       Number of Accumulation Units
          Outstanding at End of Period               616,917

ING VP GROWTH OPPORTUNITIES

       AUV at Beginning of Period                      $7.77         $10.00 (4)
       AUV at End of Period                            $5.23          $7.77
       Number of Accumulation Units
          Outstanding at End of Period               178,992         74,652

ING VP MAGNACAP

       AUV at Beginning of Period                      $9.33         $10.00 (4)
       AUV at End of Period                            $7.05          $9.33
       Number of Accumulation Units
          Outstanding at End of Period               190,988        102,246

ING VP SMALLCAP OPPORTUNITIES

       AUV at Beginning of Period                      $8.31         $10.00 (4)
       AUV at End of Period                            $4.59          $8.31
       Number of Accumulation Units
          Outstanding at End of Period               696,664        222,328

ING VP WORLDWIDE GROWTH

       AUV at Beginning of Period                      $6.98          $8.73           $10.00 (2)
       AUV at End of Period                            $5.15          $6.98            $8.73
       Number of Accumulation Units
          Outstanding at End of Period               598,428        468,772           84,578

                                       A10

                                                      2002            2001             2000
                                                      ----            ----             ----
INVESCO VIF HEALTH SCIENCES
       AUV at Beginning of Period                     $10.25         $10.00 (5)
       AUV at End of Period                            $7.61         $10.25
       Number of Accumulation Units
          Outstanding at End of Period               375,102         25,836

INVESCO VIF LEISURE FUND

       AUV at Beginning of Period                     $10.00 (7)
       AUV at End of Period                            $8.42
       Number of Accumulation Units
          Outstanding at End of Period                54,250

INVESCO VIF--FINANCIAL SERVICES

       AUV at Beginning of Period                      $9.35         $10.00 (5)
       AUV at End of Period                            $7.81          $9.35
       Number of Accumulation Units
          Outstanding at End of Period               284,060         18,560

INVESCO VIF--UTILITIES

       AUV at Beginning of Period                      $8.09         $10.00 (5)
       AUV at End of Period                            $6.33          $8.09
       Number of Accumulation Units
          Outstanding at End of Period               167,758         16,134

JENNISON PORTFOLIO

       AUV at Beginning of Period                      $6.25          $7.82           $10.00 (2)
       AUV at End of Period                            $4.23          $6.25            $7.82
       Number of Accumulation Units
          Outstanding at End of Period               934,116      1,102,268           89,929

PIMCO HIGH YIELD PORTFOLIO

       AUV at Beginning of Period                      $9.95          $9.90           $10.09 (1)
       AUV at End of Period                            $9.66          $9.95            $9.90
       Number of Accumulation Units
          Outstanding at End of Period             3,639,545      1,847,566          631,991

PIMCO STOCKSPLUS GROWTH & INCOME

       AUV at Beginning of Period                     $10.08         $11.59           $12.45 (1)
       AUV at End of Period                            $7.90         $10.08           $11.59
       Number of Accumulation Units
          Outstanding at End of Period             1,932,333      1,789,954        1,176,897

PIONEER FUND VCT

       AUV at Beginning of Period                      $9.37         $10.00 (5)
       AUV at End of Period                            $7.43          $9.37
       Number of Accumulation Units
          Outstanding at End of Period               229,508         22,142

PIONEER MID CAP VALUE

       AUV at Beginning of Period                     $10.71         $10.00 (5)
       AUV at End of Period                            $9.32         $10.71
       Number of Accumulation Units
          Outstanding at End of Period               503,892         23,811

PROFUND VP BULL

       AUV at Beginning of Period                      $8.87         $10.00 (4)
       AUV at End of Period                            $6.62          $8.87
       Number of Accumulation Units
          Outstanding at End of Period               475,785        244,571

PROFUND VP EUROPE 30

       AUV at Beginning of Period                      $8.24         $10.00 (4)
       AUV at End of Period                            $6.01          $8.24
       Number of Accumulation Units
          Outstanding at End of Period               103,963         39,270

                                       A11

                                                      2002            2001             2000
                                                      ----            ----             ----
PROFUND VP SMALL CAP
       AUV at Beginning of Period                      $9.40         $10.00 (4)
       AUV at End of Period                            $7.16          $9.40
       Number of Accumulation Units
          Outstanding at End of Period               420,431        132,361

SP JENNISON INTERNATIONAL GROWTH

       AUV at Beginning of Period                      $5.38          $8.55           $10.00 (3)
       AUV at End of Period                            $4.08          $5.38            $8.55
       Number of Accumulation Units
          Outstanding at End of Period               360,089        212,147           12,698

FOOTNOTES

(1)    Fund First Available during February 2000
(2)    Fund First Available during May 2000
(3)    Fund First Available during October 2000
(4)    Fund First Available during May 2001
(5)    Fund First Available during November 2001
(6)    Fund First Available during December 2001
(7)    Fund First Available during May 2002
(8)    Fund First Available during September 2002
(9)    Fund First Available during December 2002


SEPARATE ACCOUNT ANNUAL CHARGES OF 1.90 %

                                                      2002            2001             2000
                                                      ----            ----             ----
AIM VI DENT DEMOGRAPHIC TRENDS
       AUV at Beginning of Period                     $10.98         $10.00 (5)
       AUV at End of Period                            $7.30         $10.98
       Number of Accumulation Units
          Outstanding at End of Period               237,698        119,539

FIDELITY(R) VIP EQUITY--INCOME

       AUV at Beginning of Period                      $9.57         $10.00 (7)
       AUV at End of Period                            $7.78          $9.57
       Number of Accumulation Units
          Outstanding at End of Period               250,947

FIDELITY(R) VIP GROWTH

       AUV at Beginning of Period                      $9.25         $10.00 (7)
       AUV at End of Period                            $6.33          $9.25
       Number of Accumulation Units
          Outstanding at End of Period               473,547

GALAXY VIP ASSET ALLOCATION

       AUV at Beginning of Period                      $9.72         $10.71           $10.50
       AUV at End of Period                                           $9.72           $10.71
       Number of Accumulation Units
          Outstanding at End of Period                    --             --               --

GALAXY VIP EQUITY FUND

       AUV at Beginning of Period                      $9.10         $11.34           $11.50
       AUV at End of Period                            $6.46          $9.10           $11.34
       Number of Accumulation Units
          Outstanding at End of Period                 2,067             --               --

GALAXY VIP GROWTH & INCOME

       AUV at Beginning of Period                     $10.28         $10.92           $10.25
       AUV at End of Period                            $7.44         $10.28           $10.92
       Number of Accumulation Units
          Outstanding at End of Period                   520             --               --

                                       A12

                                                      2002            2001             2000
                                                      ----            ----             ----
GALAXY VIP QUALITY PLUS BOND
       AUV at Beginning of Period                     $11.57         $10.98            $9.93
       AUV at End of Period                                          $11.57           $10.98
       Number of Accumulation Units
          Outstanding at End of Period                    --             --               --

GALAXY VIP SMALL COMPANY GROWTH

       AUV at Beginning of Period                     $12.99         $13.27           $15.05
       AUV at End of Period                            $8.55         $12.99           $13.27
       Number of Accumulation Units
          Outstanding at End of Period                    98             99              100

ING AIM MID CAP GROWTH

       AUV at Beginning of Period                     $14.23         $18.40           $21.27 (1)
       AUV at End of Period                            $9.54         $14.23           $18.40
       Number of Accumulation Units
          Outstanding at End of Period             1,357,778      1,475,163        1,103,423

ING ALLIANCE MID CAP GROWTH

       AUV at Beginning of Period                     $14.21         $16.80           $19.78 (1)
       AUV at End of Period                            $9.76         $14.21           $16.80
       Number of Accumulation Units
          Outstanding at End of Period             1,863,527      1,557,259          874,247

ING CAPITAL GUARDIAN LARGE CAP VALUE

       AUV at Beginning of Period                      $9.92         $10.50           $10.00 (1)
       AUV at End of Period                            $7.42          $9.92           $10.50
       Number of Accumulation Units
          Outstanding at End of Period             6,279,536      4,320,851          993,651

ING CAPITAL GUARDIAN MANAGED GLOBAL

       AUV at Beginning of Period                     $16.72         $19.34           $21.56 (1)
       AUV at End of Period                           $13.09         $16.72           $19.34
       Number of Accumulation Units
          Outstanding at End of Period             1,515,003      1,118,604          522,271

ING CAPITAL GUARDIAN SMALL CAP

       AUV at Beginning of Period                     $17.34         $17.94           $23.25 (1)
       AUV at End of Period                           $12.68         $17.34           $17.94
       Number of Accumulation Units
          Outstanding at End of Period             2,389,036      1,918,122          825,516

ING DEVELOPING WORLD

       AUV at Beginning of Period                      $6.94          $7.47           $11.56 (1)
       AUV at End of Period                            $6.08          $6.94            $7.47
       Number of Accumulation Units
          Outstanding at End of Period               847,173        509,513          259,187

ING EAGLE ASSET VALUE EQUITY

       AUV at Beginning of Period                     $17.68         $18.85           $17.08 (1)
       AUV at End of Period                           $14.38         $17.68           $18.85
       Number of Accumulation Units
          Outstanding at End of Period               983,703        665,936          162,505

ING FMRSM DIVERSIFIED MID--CAP

       AUV at Beginning of Period                      $9.04          $9.87           $10.00 (3)
       AUV at End of Period                            $7.15          $9.04            $9.87
       Number of Accumulation Units
          Outstanding at End of Period             2,302,131      1,385,134           89,462

ING GET FUND -- SERIES T

       AUV at Beginning of Period                     $10.00 (8)
       AUV at End of Period
       Number of Accumulation Units
                         Outstanding at End of Period --

                                       A13

                                                      2002            2001             2000
                                                      ----            ----             ----
ING GET FUND -- SERIES U
       AUV at Beginning of Period                     $10.00 (9)
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period                    --

ING GOLDMAN SACHS INTERNET TOLLKEEPER

       AUV at Beginning of Period                      $7.59         $10.00 (4)
       AUV at End of Period                            $4.61          $7.59
       Number of Accumulation Units
          Outstanding at End of Period               447,885        162,626

ING HARD ASSETS

       AUV at Beginning of Period                     $13.22         $15.34           $15.33 (1)
       AUV at End of Period                           $13.08         $13.22           $15.34
       Number of Accumulation Units
          Outstanding at End of Period               932,327        315,574          227,856

ING INTERNATIONAL EQUITY

       AUV at Beginning of Period                      $8.47         $11.18           $14.76 (6)
       AUV at End of Period                            $6.97          $8.47           $11.18
       Number of Accumulation Units
          Outstanding at End of Period             1,470,429      1,055,368          685,944

ING JANUS GROWTH AND INCOME

       AUV at Beginning of Period                      $8.82          $9.93           $10.00 (3)
       AUV at End of Period                            $6.97          $8.82            $9.93
       Number of Accumulation Units
          Outstanding at End of Period             3,186,621      2,016,515          113,353

ING JANUS SPECIAL EQUITY

       AUV at Beginning of Period                      $8.27          $8.88           $10.00 (3)
       AUV at End of Period                            $6.01          $8.27            $8.88
       Number of Accumulation Units
          Outstanding at End of Period               520,898        420,371           83,761

ING JENNISON EQUITY OPPORTUNITIES

       AUV at Beginning of Period                     $20.53         $24.06           $28.41 (1)
       AUV at End of Period                           $14.25         $20.53           $24.06
       Number of Accumulation Units
          Outstanding at End of Period             2,091,213      1,748,122          969,120

ING JP MORGAN FLEMING INTERNATIONAL EAFE ENHANCED

       AUV at Beginning of Period                     $10.00 (7)
       AUV at End of Period                            $8.20
       Number of Accumulation Units
          Outstanding at End of Period               138,594

ING JP MORGAN FLEMING SMALLCAP

       AUV at Beginning of Period                     $10.00 (7)
       AUV at End of Period                            $7.82
       Number of Accumulation Units
          Outstanding at End of Period               155,620

ING LIMITED MATURITY BOND

       AUV at Beginning of Period                     $17.80         $16.67           $15.74 (1)
       AUV at End of Period                           $18.72         $17.80           $16.67
       Number of Accumulation Units
          Outstanding at End of Period             2,647,005      1,441,971          273,264

ING LIQUID ASSETS

       AUV at Beginning of Period                     $14.77         $14.50           $13.97 (1)
       AUV at End of Period                           $14.70         $14.77           $14.50
       Number of Accumulation Units
          Outstanding at End of Period             7,015,870      6,235,817        2,132,811

                                       A14

                                                      2002            2001             2000
                                                      ----            ----             ----
ING MARSICO GROWTH
       AUV at Beginning of Period                     $14.71         $21.49           $28.61 (1)
       AUV at End of Period                           $10.16         $14.71           $21.49
       Number of Accumulation Units
          Outstanding at End of Period             4,149,074      4,093,894        2,741,325

ING MERCURY FOCUS VALUE

       AUV at Beginning of Period                     $10.00 (7)
       AUV at End of Period                            $8.34
       Number of Accumulation Units
          Outstanding at End of Period                94,083

ING MERCURY FUNDAMENTAL GROWTH

       AUV at Beginning of Period                     $10.00 (7)
       AUV at End of Period                            $7.95
       Number of Accumulation Units
          Outstanding at End of Period                62,915

ING MFS MID CAP GROWTH

       AUV at Beginning of Period                     $30.70         $40.98           $37.63 (1)
       AUV at End of Period                           $15.42         $30.70           $40.98
       Number of Accumulation Units
          Outstanding at End of Period             2,751,560      2,275,455        1,099,617

ING MFS RESEARCH

       AUV at Beginning of Period                     $19.69         $25.56           $26.29 (1)
       AUV at End of Period                           $14.51         $19.69           $25.56
       Number of Accumulation Units
          Outstanding at End of Period             2,110,645      1,829,741          807,166

ING MFS TOTAL RETURN

       AUV at Beginning of Period                     $19.81         $20.10           $17.04 (1)
       AUV at End of Period                           $18.44         $19.81           $20.10
       Number of Accumulation Units
          Outstanding at End of Period             4,012,552      2,637,734          506,976

ING PIMCO CORE BOND

       AUV at Beginning of Period                     $11.43         $11.37           $11.17 (1)
       AUV at End of Period                           $12.19         $11.43           $11.37
       Number of Accumulation Units
          Outstanding at End of Period             5,600,337      1,352,337          101,577

ING SALOMON BROTHERS ALL CAP

       AUV at Beginning of Period                     $11.54         $11.54           $10.00 (1)
       AUV at End of Period                            $8.42         $11.54           $11.54
       Number of Accumulation Units
          Outstanding at End of Period             5,615,264      4,291,401          986,100

ING SALOMON BROTHERS INVESTORS

       AUV at Beginning of Period                     $10.53         $11.21           $10.00 (1)
       AUV at End of Period                            $7.95         $10.53           $11.21
       Number of Accumulation Units
          Outstanding at End of Period             2,079,377      1,766,107          191,223

ING T. ROWE PRICE CAPITAL APPRECIATION

       AUV at Beginning of Period                     $26.39         $24.47           $19.86 (1)
       AUV at End of Period                           $26.01         $26.39           $24.47
       Number of Accumulation Units
          Outstanding at End of Period             3,927,375      1,940,881          183,884

ING T. ROWE PRICE EQUITY INCOME

       AUV at Beginning of Period                     $22.35         $22.48           $19.19 (1)
       AUV at End of Period                           $19.03         $22.35           $22.48
       Number of Accumulation Units
          Outstanding at End of Period             2,273,204      1,364,874          238,986

                                       A15

                                                      2002            2001             2000
                                                      ----            ----             ----
ING VAN KAMPEN EQUITY GROWTH
       AUV at Beginning of Period                     $10.00 (7)
       AUV at End of Period                            $7.79
       Number of Accumulation Units
          Outstanding at End of Period                67,606

ING VAN KAMPEN GLOBAL FRANCHISE

       AUV at Beginning of Period                     $10.00 (7)
       AUV at End of Period                            $8.82
       Number of Accumulation Units
          Outstanding at End of Period               201,786

ING VAN KAMPEN GROWTH & INCOME

       AUV at Beginning of Period                     $20.73         $24.00           $24.80 (1)
       AUV at End of Period                           $17.34         $20.73           $24.00
       Number of Accumulation Units
          Outstanding at End of Period             1,920,555      1,546,448          713,282

ING VAN KAMPEN REAL ESTATE

       AUV at Beginning of Period                     $26.56         $25.04           $19.63 (1)
       AUV at End of Period                           $26.11         $26.56           $25.04
       Number of Accumulation Units
          Outstanding at End of Period               768,503        474,135          192,508

ING VP BOND PORTFOLIO

       AUV at Beginning of Period                     $10.00 (7)
       AUV at End of Period                           $10.61
       Number of Accumulation Units
          Outstanding at End of Period               456,891

ING VP GROWTH OPPORTUNITIES

       AUV at Beginning of Period                      $7.76         $10.00 (4)
       AUV at End of Period                            $5.22          $7.76
       Number of Accumulation Units
          Outstanding at End of Period               355,700        182,159

ING VP MAGNACAP

       AUV at Beginning of Period                      $9.32         $10.00 (4)
       AUV at End of Period                            $7.04          $9.32
       Number of Accumulation Units
          Outstanding at End of Period               295,511        117,705

ING VP SMALLCAP OPPORTUNITIES

       AUV at Beginning of Period                      $8.30         $10.00 (4)
       AUV at End of Period                            $4.58          $8.30
       Number of Accumulation Units
          Outstanding at End of Period             1,196,787        253,382

ING VP WORLDWIDE GROWTH

       AUV at Beginning of Period                      $6.96          $8.72           $10.00 (2)
       AUV at End of Period                            $5.14          $6.96            $8.72
       Number of Accumulation Units
          Outstanding at End of Period             1,083,707        477,958           68,648

INVESCO VIF HEALTH SCIENCES

       AUV at Beginning of Period                     $10.25         $10.00 (5)
       AUV at End of Period                            $7.59         $10.25
       Number of Accumulation Units
          Outstanding at End of Period               736,096        289,358

INVESCO VIF LEISURE FUND

       AUV at Beginning of Period                     $10.00 (7)
       AUV at End of Period                            $8.41
       Number of Accumulation Units
          Outstanding at End of Period               100,699

                                       A16

                                                      2002            2001             2000
                                                      ----            ----             ----
INVESCO VIF--FINANCIAL SERVICES
       AUV at Beginning of Period                      $9.34         $10.00 (5)
       AUV at End of Period                            $7.80          $9.34
       Number of Accumulation Units
          Outstanding at End of Period               407,036         18,432

INVESCO VIF--UTILITIES

       AUV at Beginning of Period                      $8.09         $10.00 (5)
       AUV at End of Period                            $6.32          $8.09
       Number of Accumulation Units
          Outstanding at End of Period               173,346         23,627

JENNISON PORTFOLIO

       AUV at Beginning of Period                      $6.24          $7.82           $10.00 (2)
       AUV at End of Period                            $4.22          $6.24            $7.82
       Number of Accumulation Units
          Outstanding at End of Period             1,916,839      1,029,815          152,003

PIMCO HIGH YIELD PORTFOLIO

       AUV at Beginning of Period                      $9.91          $9.88           $10.07 (1)
       AUV at End of Period                            $9.61          $9.91            $9.88
       Number of Accumulation Units
          Outstanding at End of Period             3,093,339      1,858,684          386,288

PIMCO STOCKSPLUS GROWTH & INCOME

       AUV at Beginning of Period                     $10.04         $11.56           $12.42 (1)
       AUV at End of Period                            $7.86         $10.04           $11.56
       Number of Accumulation Units
          Outstanding at End of Period             1,702,075      1,325,932          829,397

PIONEER FUND VCT

       AUV at Beginning of Period                      $9.36         $10.00 (5)
       AUV at End of Period                            $7.42          $9.36
       Number of Accumulation Units
          Outstanding at End of Period               562,117         47,468

PIONEER MID CAP VALUE

       AUV at Beginning of Period                     $10.71         $10.00 (5)
       AUV at End of Period                            $9.31         $10.71
       Number of Accumulation Units
          Outstanding at End of Period               740,867         72,420

PROFUND VP BULL

       AUV at Beginning of Period                      $8.87         $10.00 (4)
       AUV at End of Period                            $6.61          $8.87
       Number of Accumulation Units
          Outstanding at End of Period               491,042        103,369

PROFUND VP EUROPE 30

       AUV at Beginning of Period                      $8.24         $10.00 (4)
       AUV at End of Period                            $6.00          $8.24
       Number of Accumulation Units
          Outstanding at End of Period               218,083         19,682

PROFUND VP SMALL CAP

       AUV at Beginning of Period                      $9.40         $10.00 (4)
       AUV at End of Period                            $7.15          $9.40
       Number of Accumulation Units
          Outstanding at End of Period               374,258       47,995.0

SP JENNISON INTERNATIONAL GROWTH

       AUV at Beginning of Period                      $5.37          $8.55           $10.00 (3)
       AUV at End of Period                            $4.07          $5.37            $8.55
       Number of Accumulation Units
          Outstanding at End of Period               636,058        320,126           28,074

FOOTNOTES

(1)    Fund First Available during February 2000
(2)    Fund First Available during May 2000

                                       A17

(3)    Fund First Available during October 2000
(4)    Fund First Available during May 2001
(5)    Fund First Available during November 2001
(6)    Fund First Available during December 2001
(7)    Fund First Available during May 2002
(8)    Fund First Available during September 2002
(9)    Fund First Available during December 2002

                                                        2002          2001
                                                        ----          ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.95 %

AIM VI DENT DEMOGRAPHIC TRENDS

       AUV at Beginning of Period                     $10.98         $10.00 (2)
       AUV at End of Period                            $7.29         $10.98
       Number of Accumulation Units
          Outstanding at End of Period                 2,381             --

FIDELITY(R) VIP EQUITY--INCOME

       AUV at Beginning of Period                      $9.57 (4)
       AUV at End of Period                            $7.77
       Number of Accumulation Units
          Outstanding at End of Period                 9,459

FIDELITY(R) VIP GROWTH

       AUV at Beginning of Period                      $9.25 (4)
       AUV at End of Period                            $6.32
       Number of Accumulation Units
          Outstanding at End of Period                 7,613

ING AIM MID CAP GROWTH

       AUV at Beginning of Period                     $14.19         $16.41 (1)
       AUV at End of Period                            $9.50         $14.19
       Number of Accumulation Units
          Outstanding at End of Period                   431             32

ING ALLIANCE MID CAP GROWTH

       AUV at Beginning of Period                     $14.17         $16.21 (1)
       AUV at End of Period                                          $14.17
       Number of Accumulation Units
          Outstanding at End of Period                    --             --

ING CAPITAL GUARDIAN LARGE CAP VALUE

       AUV at Beginning of Period                      $9.91         $10.53 (1)
       AUV at End of Period                            $7.41          $9.91
       Number of Accumulation Units
          Outstanding at End of Period                   686             --

ING CAPITAL GUARDIAN MANAGED GLOBAL

       AUV at Beginning of Period                     $16.64         $19.44 (1)
       AUV at End of Period                                          $16.64
       Number of Accumulation Units
          Outstanding at End of Period                    --             --

ING CAPITAL GUARDIAN SMALL CAP

       AUV at Beginning of Period                     $17.28         $17.66 (1)
       AUV at End of Period                           $12.64         $17.28
       Number of Accumulation Units
          Outstanding at End of Period                 1,453             --

                                       A18

                                                        2002          2001
                                                        ----          ----
ING DEVELOPING WORLD

       AUV at Beginning of Period                      $6.93          $7.35 (1)
       AUV at End of Period                                           $6.93
       Number of Accumulation Units
          Outstanding at End of Period                    --             --

ING EAGLE ASSET VALUE EQUITY

       AUV at Beginning of Period                     $17.61         $19.31 (1)
       AUV at End of Period                           $14.32         $17.61
       Number of Accumulation Units
          Outstanding at End of Period                 5,517             --

ING FMRSM DIVERSIFIED MID--CAP

       AUV at Beginning of Period                      $9.03          $9.47 (1)
       AUV at End of Period                            $7.14          $9.03
       Number of Accumulation Units
          Outstanding at End of Period                 1,419             --

ING GET FUND -- SERIES T

       AUV at Beginning of Period                     $10.00
       AUV at End of Period                           $10.06
       Number of Accumulation Units
          Outstanding at End of Period               402,294

ING GET FUND -- SERIES U

       AUV at Beginning of Period                     $10.00
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period                    --

ING GOLDMAN SACHS INTERNET TOLLKEEPER

       AUV at Beginning of Period                      $7.59         $10.00 (1)
       AUV at End of Period                                           $7.59
       Number of Accumulation Units
          Outstanding at End of Period                    --             --

ING HARD ASSETS

       AUV at Beginning of Period                     $13.14         $15.45 (1)
       AUV at End of Period                                          $13.14
       Number of Accumulation Units
          Outstanding at End of Period                    --             --

ING INTERNATIONAL EQUITY

       AUV at Beginning of Period                      $8.45          $9.82 (3)
       AUV at End of Period                                           $8.45
       Number of Accumulation Units
          Outstanding at End of Period                    --             --

ING JANUS GROWTH AND INCOME

       AUV at Beginning of Period                      $8.81          $9.65 (1)
       AUV at End of Period                            $6.96          $8.81
       Number of Accumulation Units
          Outstanding at End of Period                 5,288             --

ING JANUS SPECIAL EQUITY

       AUV at Beginning of Period                      $8.27          $8.98 (1)
       AUV at End of Period                                           $8.27
       Number of Accumulation Units
          Outstanding at End of Period                    --             --

ING JENNISON EQUITY OPPORTUNITIES

       AUV at Beginning of Period                     $20.43         $23.18 (1)
       AUV at End of Period                                          $20.43
       Number of Accumulation Units
          Outstanding at End of Period                    --             --

                                       A19

                                                        2002          2001
                                                        ----          ----
ING JP MORGAN FLEMING INTERNATIONAL ENHANCED EAFE

       AUV at Beginning of Period                     $10.00 (4)
       AUV at End of Period                            $8.19
       Number of Accumulation Units
          Outstanding at End of Period                   467

ING JP MORGAN FLEMING SMALLCAP

       AUV at Beginning of Period                     $10.00 (4)
       AUV at End of Period                            $7.82
       Number of Accumulation Units
          Outstanding at End of Period                 2,108

ING LIMITED MATURITY BOND

       AUV at Beginning of Period                     $17.71         $17.02 (1)
       AUV at End of Period                           $18.62         $17.71
       Number of Accumulation Units
          Outstanding at End of Period                 6,405            994

ING LIQUID ASSETS

       AUV at Beginning of Period                     $14.72         $14.61 (1)
       AUV at End of Period                           $14.64         $14.72
       Number of Accumulation Units
          Outstanding at End of Period                19,321             92

ING MARSICO GROWTH

       AUV at Beginning of Period                     $14.66         $19.14 (1)
       AUV at End of Period                           $10.13         $14.66
       Number of Accumulation Units
          Outstanding at End of Period                 1,800             30

ING MERCURY FOCUS VALUE

       AUV at Beginning of Period                     $10.00 (4)
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period                    --

ING MERCURY FUNDAMENTAL GROWTH

       AUV at Beginning of Period                     $10.00 (4)
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period                    --

ING MFS MID CAP GROWTH

       AUV at Beginning of Period                     $30.58         $39.64 (1)
       AUV at End of Period                           $15.35         $30.58
       Number of Accumulation Units
          Outstanding at End of Period                 1,308             15

ING MFS RESEARCH

       AUV at Beginning of Period                     $19.62         $23.34 (1)
       AUV at End of Period                           $14.45         $19.62
       Number of Accumulation Units
          Outstanding at End of Period                 1,027             23

ING MFS TOTAL RETURN

       AUV at Beginning of Period                     $19.74         $20.20 (1)
       AUV at End of Period                           $18.37         $19.74
       Number of Accumulation Units
          Outstanding at End of Period                19,958            470

ING PIMCO CORE BOND

       AUV at Beginning of Period                     $11.39         $10.99 (1)
       AUV at End of Period                           $12.13         $11.39
       Number of Accumulation Units
          Outstanding at End of Period                32,108             --

                                       A20

                                                        2002          2001
                                                        ----          ----
ING SALOMON BROTHERS ALL CAP

       AUV at Beginning of Period                     $11.53         $12.25 (1)
       AUV at End of Period                            $8.41         $11.53
       Number of Accumulation Units
          Outstanding at End of Period                 3,105            778

ING SALOMON BROTHERS INVESTORS

       AUV at Beginning of Period                     $10.52         $11.49 (1)
       AUV at End of Period                            $7.94         $10.52
       Number of Accumulation Units
          Outstanding at End of Period                 2,596            847

ING T. ROWE PRICE CAPITAL APPRECIATION

       AUV at Beginning of Period                     $26.21         $26.07 (1)
       AUV at End of Period                           $25.83         $26.21
       Number of Accumulation Units
          Outstanding at End of Period                12,095             --

ING T. ROWE PRICE EQUITY INCOME

       AUV at Beginning of Period                     $22.20         $22.61 (1)
       AUV at End of Period                           $18.90         $22.20
       Number of Accumulation Units
          Outstanding at End of Period                   193             --

ING VAN KAMPEN EQUITY GROWTH

       AUV at Beginning of Period                     $10.00 (4)
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period                    --

ING VAN KAMPEN GLOBAL FRANCHISE

       AUV at Beginning of Period                     $10.00 (4)
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period                    --

ING VAN KAMPEN GROWTH & INCOME

       AUV at Beginning of Period                     $20.64         $21.93 (1)
       AUV at End of Period                           $17.26         $20.64
       Number of Accumulation Units
          Outstanding at End of Period                   835             23

ING VAN KAMPEN REAL ESTATE

       AUV at Beginning of Period                     $26.39         $24.63 (1)
       AUV at End of Period                           $25.92         $26.39
       Number of Accumulation Units
          Outstanding at End of Period                   696             --

ING VP BOND PORTFOLIO

       AUV at Beginning of Period                     $10.00 (4)
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period                    --

ING VP GROWTH OPPORTUNITIES

       AUV at Beginning of Period                      $7.76         $10.11 (1)
       AUV at End of Period                                           $7.76
       Number of Accumulation Units
          Outstanding at End of Period                    --             --

ING VP MAGNACAP

       AUV at Beginning of Period                      $9.32         $10.11 (1)
       AUV at End of Period                                           $9.32
       Number of Accumulation Units
          Outstanding at End of Period                    --             --

                                       A21

                                                        2002          2001
                                                        ----          ----
ING VP SMALLCAP OPPORTUNITIES

       AUV at Beginning of Period                      $8.30         $10.01 (1)
       AUV at End of Period                            $4.58          $8.30
       Number of Accumulation Units
          Outstanding at End of Period                   345             --

ING VP WORLDWIDE GROWTH

       AUV at Beginning of Period                      $6.96          $8.35 (1)
       AUV at End of Period                            $5.13          $6.96
       Number of Accumulation Units
          Outstanding at End of Period                 1,003             --

INVESCO VIF HEALTH SCIENCES

       AUV at Beginning of Period                     $10.25         $10.00 (2)
       AUV at End of Period                            $7.59         $10.25
       Number of Accumulation Units
          Outstanding at End of Period                 2,088             --

INVESCO VIF LEISURE FUND

       AUV at Beginning of Period                     $10.00 (4)
       AUV at End of Period                            $8.41
       Number of Accumulation Units
          Outstanding at End of Period                   758

INVESCO VIF FINANCIAL SERVICES

       AUV at Beginning of Period                      $9.34         $10.00 (2)
       AUV at End of Period                            $7.79          $9.34
       Number of Accumulation Units
          Outstanding at End of Period                   667             --

INVESCO VIF UTILITIES

       AUV at Beginning of Period                      $8.09         $10.00 (2)
       AUV at End of Period                            $6.32          $8.09
       Number of Accumulation Units
          Outstanding at End of Period                 2,188             --

JENNISON PORTFOLIO

       AUV at Beginning of Period                      $6.24          $7.20 (1)
       AUV at End of Period                            $4.21          $6.24
       Number of Accumulation Units
          Outstanding at End of Period                 5,385             --

PIMCO HIGH YIELD PORTFOLIO

       AUV at Beginning of Period                      $9.90          $9.83 (1)
       AUV at End of Period                            $9.59          $9.90
       Number of Accumulation Units
          Outstanding at End of Period                 4,447             --

PIMCO STOCKSPLUS GROWTH & INCOME

       AUV at Beginning of Period                     $10.03         $11.01 (1)
       AUV at End of Period                                          $10.03
       Number of Accumulation Units
          Outstanding at End of Period                    --             --

PIONEER FUND VCT

       AUV at Beginning of Period                      $9.36         $10.00 (2)
       AUV at End of Period                            $7.41          $9.36
       Number of Accumulation Units
          Outstanding at End of Period                 6,687             --

PIONEER MID CAP VALUE

       AUV at Beginning of Period                     $10.71         $10.00 (2)
       AUV at End of Period                                          $10.71
       Number of Accumulation Units
          Outstanding at End of Period                    --             --

                                       A22

                                                        2002          2001
                                                        ----          ----
PROFUND VP BULL

       AUV at Beginning of Period                      $8.86         $10.00 (1)
       AUV at End of Period                            $6.61          $8.86
       Number of Accumulation Units
          Outstanding at End of Period                   305             --

PROFUND VP EUROPE 30

       AUV at Beginning of Period                      $8.24         $10.05 (1)
       AUV at End of Period                                           $8.24
       Number of Accumulation Units
          Outstanding at End of Period                    --             --

PROFUND VP SMALL CAP

       AUV at Beginning of Period                      $9.39         $10.00 (1)
       AUV at End of Period                                           $9.39
       Number of Accumulation Units
          Outstanding at End of Period                    --             --

SP JENNISON INT. GROWTH

       AUV at Beginning of Period                      $5.37          $7.30 (1)
       AUV at End of Period                            $4.06          $5.37
       Number of Accumulation Units
          Outstanding at End of Period                 3,559             --

FOOTNOTES

(1)    Fund First Available during May 2001
(2)    Fund First Available during November 2001
(3)    Fund First Available during December 2001
(4)    Fund First Available during May 2002

                                                        2002          2001
                                                        ----          ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 2.00 %

AIM VI DENT DEMOGRAPHIC TRENDS

     AUV at Beginning of Period                       $10.98         $10.00 (2)
     AUV at End of Period                              $7.29         $10.98
     Number of Accumulation Units
        Outstanding at End of Period                  20,619          1,155

FIDELITY(R) VIP EQUITY--INCOME

     AUV at Beginning of Period                        $9.56 (4)
     AUV at End of Period                              $7.76
     Number of Accumulation Units
        Outstanding at End of Period                  19,712

FIDELITY(R) VIP GROWTH

     AUV at Beginning of Period                        $9.25 (4)
     AUV at End of Period                              $6.32
     Number of Accumulation Units
        Outstanding at End of Period                  72,837

ING AIM MID CAP GROWTH

     AUV at Beginning of Period                       $14.14         $16.37 (1)
     AUV at End of Period                              $9.47         $14.14
     Number of Accumulation Units
        Outstanding at End of Period                  24,834         16,923

ING ALLIANCE MID CAP GROWTH

     AUV at Beginning of Period                       $14.13         $16.17 (1)
     AUV at End of Period                              $9.69         $14.13
     Number of Accumulation Units
        Outstanding at End of Period                  56,387         28,214

                                       A23

                                                        2002          2001
                                                        ----          ----
ING CAPITAL GUARDIAN LARGE CAP VALUE

     AUV at Beginning of Period                        $9.90         $10.52 (1)
     AUV at End of Period                              $7.40          $9.90
     Number of Accumulation Units
        Outstanding at End of Period                 483,293        111,131

ING CAPITAL GUARDIAN MANAGED GLOBAL

     AUV at Beginning of Period                       $16.56         $19.36 (1)
     AUV at End of Period                             $12.95         $16.56
     Number of Accumulation Units
        Outstanding at End of Period                 127,169         24,836

ING CAPITAL GUARDIAN SMALL CAP

     AUV at Beginning of Period                       $17.23         $17.61 (1)
     AUV at End of Period                             $12.59         $17.23
     Number of Accumulation Units
        Outstanding at End of Period                 123,958         28,511

ING DEVELOPING WORLD

     AUV at Beginning of Period                        $6.92          $7.34 (1)
     AUV at End of Period                              $6.05          $6.92
     Number of Accumulation Units
        Outstanding at End of Period                  40,885         10,204

ING EAGLE ASSET VALUE EQUITY

     AUV at Beginning of Period                       $17.55         $19.25 (1)
     AUV at End of Period                             $14.27         $17.55
     Number of Accumulation Units
        Outstanding at End of Period                  56,538         18,689

ING FMRSM DIVERSIFIED MID--CAP

     AUV at Beginning of Period                        $9.02          $9.47 (1)
     AUV at End of Period                              $7.13          $9.02
     Number of Accumulation Units
        Outstanding at End of Period                 163,816         19,800

ING GET FUND -- SERIES T

     AUV at Beginning of Period                       $10.00
     AUV at End of Period                             $10.06
     Number of Accumulation Units
        Outstanding at End of Period                  95,839

ING GET FUND -- SERIES U

     AUV at Beginning of Period                       $10.00
     AUV at End of Period
     Number of Accumulation Units
        Outstanding at End of Period                      --

ING GOLDMAN SACHS INTERNET TOLLKEEPER

     AUV at Beginning of Period                        $7.59         $10.00 (1)
     AUV at End of Period                              $4.60          $7.59
     Number of Accumulation Units
        Outstanding at End of Period                  22,077          6,461

ING HARD ASSETS

     AUV at Beginning of Period                       $13.05         $15.35 (1)
     AUV at End of Period                             $12.89         $13.05
     Number of Accumulation Units
        Outstanding at End of Period                  14,039          3,689

ING INTERNATIONAL EQUITY

     AUV at Beginning of Period                        $8.42          $9.79 (3)
     AUV at End of Period                              $6.92          $8.42
     Number of Accumulation Units
        Outstanding at End of Period                  55,118              2

                                       A24

                                                        2002          2001
                                                        ----          ----
ING JANUS GROWTH AND INCOME

     AUV at Beginning of Period                        $8.80          $9.64 (1)
     AUV at End of Period                              $6.95          $8.80
     Number of Accumulation Units
        Outstanding at End of Period                 184,661         56,788

ING JANUS SPECIAL EQUITY

     AUV at Beginning of Period                        $8.26          $8.97 (1)
     AUV at End of Period                              $5.99          $8.26
     Number of Accumulation Units
        Outstanding at End of Period                  70,820         16,846

ING JENNISON EQUITY OPPORTUNITIES

     AUV at Beginning of Period                       $20.33         $23.07 (1)
     AUV at End of Period                             $14.10         $20.33
     Number of Accumulation Units
        Outstanding at End of Period                  44,959         10,329

ING JP MORGAN FLEMING INTERNATIONAL
ENHANCED EAFE

     AUV at Beginning of Period                       $10.00 (4)
     AUV at End of Period                              $8.19
     Number of Accumulation Units
        Outstanding at End of Period                   8,531

ING JP MORGAN FLEMING SMALLCAP

     AUV at Beginning of Period                       $10.00 (4)
     AUV at End of Period                              $7.81
     Number of Accumulation Units
        Outstanding at End of Period                  18,982

ING LIMITED MATURITY BOND

     AUV at Beginning of Period                       $17.59         $16.91 (1)
     AUV at End of Period                             $18.49         $17.59
     Number of Accumulation Units
        Outstanding at End of Period                 148,373         32,154

ING LIQUID ASSETS

     AUV at Beginning of Period                       $14.62         $14.52 (1)
     AUV at End of Period                             $14.54         $14.62
     Number of Accumulation Units
        Outstanding at End of Period                 246,748        202,030

ING MARSICO GROWTH

     AUV at Beginning of Period                       $14.62         $19.09 (1)
     AUV at End of Period                             $10.09         $14.62
     Number of Accumulation Units
        Outstanding at End of Period                 149,093         42,687

ING MERCURY FOCUS VALUE

     AUV at Beginning of Period                       $10.00 (4)
     AUV at End of Period                              $8.34
     Number of Accumulation Units
        Outstanding at End of Period                   1,399

ING MERCURY FUNDAMENTAL GROWTH

     AUV at Beginning of Period                       $10.00 (4)
     AUV at End of Period                              $7.94
     Number of Accumulation Units
        Outstanding at End of Period                   1,012

ING MFS MID CAP GROWTH

     AUV at Beginning of Period                       $30.47         $39.51 (1)
     AUV at End of Period                             $15.29         $30.47
     Number of Accumulation Units
        Outstanding at End of Period                 130,301         29,848

                                       A25

                                                        2002          2001
                                                        ----          ----
ING MFS RESEARCH

     AUV at Beginning of Period                       $19.55         $23.26 (1)
     AUV at End of Period                             $14.39         $19.55
     Number of Accumulation Units
        Outstanding at End of Period                 131,251         33,529

ING MFS TOTAL RETURN

     AUV at Beginning of Period                       $19.66         $20.14 (1)
     AUV at End of Period                             $18.29         $19.66
     Number of Accumulation Units
        Outstanding at End of Period                 311,824         91,026

ING PIMCO CORE BOND

     AUV at Beginning of Period                       $11.35         $10.95 (1)
     AUV at End of Period                             $12.08         $11.35
     Number of Accumulation Units
        Outstanding at End of Period                 529,440        160,007

ING SALOMON BROTHERS ALL CAP

     AUV at Beginning of Period                       $11.51         $12.24 (1)
     AUV at End of Period                              $8.40         $11.51
     Number of Accumulation Units
        Outstanding at End of Period                 294,228         77,843

ING SALOMON BROTHERS INVESTORS

     AUV at Beginning of Period                       $10.51         $11.49 (1)
     AUV at End of Period                              $7.93         $10.51
     Number of Accumulation Units
        Outstanding at End of Period                 160,814         36,288

ING T. ROWE PRICE CAPITAL APPRECIATION

     AUV at Beginning of Period                       $26.04         $25.91 (1)
     AUV at End of Period                             $25.65         $26.04
     Number of Accumulation Units
        Outstanding at End of Period                 232,111         43,865

ING T. ROWE PRICE EQUITY INCOME

     AUV at Beginning of Period                       $22.06         $22.47 (1)
     AUV at End of Period                             $18.76         $22.06
     Number of Accumulation Units
        Outstanding at End of Period                 151,476         29,036

ING VAN KAMPEN EQUITY GROWTH

     AUV at Beginning of Period                       $10.00 (4)
     AUV at End of Period                              $7.79
     Number of Accumulation Units
        Outstanding at End of Period                   8,349

ING VAN KAMPEN GLOBAL FRANCHISE

     AUV at Beginning of Period                       $10.00 (4)
     AUV at End of Period                              $8.81
     Number of Accumulation Units
        Outstanding at End of Period                  14,613

ING VAN KAMPEN GROWTH & INCOME

     AUV at Beginning of Period                       $20.56         $21.85 (1)
     AUV at End of Period                             $17.17         $20.56
     Number of Accumulation Units
        Outstanding at End of Period                 134,276         43,851

ING VAN KAMPEN REAL ESTATE

     AUV at Beginning of Period                       $26.21         $24.47 (1)
     AUV at End of Period                             $25.74         $26.21
     Number of Accumulation Units
        Outstanding at End of Period                  33,005          2,487

                                       A26

                                                        2002          2001
                                                        ----          ----
ING VP BOND PORTFOLIO

     AUV at Beginning of Period                       $10.00 (4)
     AUV at End of Period                             $10.60
     Number of Accumulation Units
        Outstanding at End of Period                  16,611

ING VP GROWTH OPPORTUNITIES

     AUV at Beginning of Period                        $7.76         $10.11 (1)
     AUV at End of Period                              $5.21          $7.76
     Number of Accumulation Units
        Outstanding at End of Period                  34,246          3,796

ING VP MAGNACAP

     AUV at Beginning of Period                        $9.32         $10.11 (1)
     AUV at End of Period                              $7.03          $9.32
     Number of Accumulation Units
        Outstanding at End of Period                  31,709          6,879

ING VP SMALLCAP OPPORTUNITIES

     AUV at Beginning of Period                        $8.30         $10.01 (1)
     AUV at End of Period                              $4.57          $8.30
     Number of Accumulation Units
        Outstanding at End of Period                 117,676         25,433

ING VP WORLDWIDE GROWTH

     AUV at Beginning of Period                        $6.95          $8.34 (1)
     AUV at End of Period                              $5.12          $6.95
     Number of Accumulation Units
        Outstanding at End of Period                 100,549         15,369

INVESCO VIF HEALTH SCIENCES

     AUV at Beginning of Period                       $10.24         $10.00 (2)
     AUV at End of Period                              $7.58         $10.24
     Number of Accumulation Units
        Outstanding at End of Period                  94,313          1,482

INVESCO VIF LEISURE FUND

     AUV at Beginning of Period                       $10.00 (4)
     AUV at End of Period                              $8.41
     Number of Accumulation Units
        Outstanding at End of Period                  24,347

INVESCO VIF FINANCIAL SERVICES

     AUV at Beginning of Period                        $9.34         $10.00 (2)
     AUV at End of Period                              $7.79          $9.34
     Number of Accumulation Units
        Outstanding at End of Period                  47,921          1,384

INVESCO VIF UTILITIES

     AUV at Beginning of Period                        $8.08         $10.00 (2)
     AUV at End of Period                              $6.31          $8.08
     Number of Accumulation Units
        Outstanding at End of Period                  30,198             --

JENNISON PORTFOLIO

     AUV at Beginning of Period                        $6.23          $7.19 (1)
     AUV at End of Period                              $4.20          $6.23
     Number of Accumulation Units
        Outstanding at End of Period                  69,927         28,394

PIMCO HIGH YIELD PORTFOLIO

     AUV at Beginning of Period                        $9.88          $9.82 (1)
     AUV at End of Period                              $9.57          $9.88
     Number of Accumulation Units
        Outstanding at End of Period                 272,348         42,156

                                       A27

                                                        2002          2001
                                                        ----          ----
PIMCO STOCKSPLUS GROWTH & INCOME

     AUV at Beginning of Period                       $10.01         $10.99 (1)
     AUV at End of Period                              $7.82         $10.01
     Number of Accumulation Units
        Outstanding at End of Period                  76,765         28,122

PIONEER FUND VCT

     AUV at Beginning of Period                        $9.36         $10.00 (2)
     AUV at End of Period                              $7.41          $9.36
     Number of Accumulation Units
        Outstanding at End of Period                  91,408             --

PIONEER MID CAP VALUE

     AUV at Beginning of Period                       $10.70         $10.00 (2)
     AUV at End of Period                              $9.30         $10.70
     Number of Accumulation Units
        Outstanding at End of Period                 127,116          1,969

PROFUND VP BULL

     AUV at Beginning of Period                        $8.86         $10.00 (1)
     AUV at End of Period                              $6.60          $8.86
     Number of Accumulation Units
        Outstanding at End of Period                  16,669          1,491

PROFUND VP EUROPE 30

     AUV at Beginning of Period                        $8.23         $10.05 (1)
     AUV at End of Period                              $5.99          $8.23
     Number of Accumulation Units
        Outstanding at End of Period                   5,164            901

PROFUND VP SMALL CAP

     AUV at Beginning of Period                        $9.39         $10.00 (1)
     AUV at End of Period                              $7.14          $9.39
     Number of Accumulation Units
        Outstanding at End of Period                  59,953          6,233

SP JENNISON INTERNATIONAL GROWTH

     AUV at Beginning of Period                        $5.37          $7.29 (1)
     AUV at End of Period                              $4.06          $5.37
     Number of Accumulation Units
        Outstanding at End of Period                  89,982         14,879

FOOTNOTES

(1)  Fund First Available during May 2001
(2)  Fund First Available during November 2001
(3)  Fund First Available during December 2001
(4)  Fund First Available during May 2002

                                                        2002          2001
                                                        ----          ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 2.10 %

AIM VI DENT DEMOGRAPHIC TRENDS

       AUV at Beginning of Period                     $10.98         $10.00 (2)
       AUV at End of Period                            $7.28         $10.98
       Number of Accumulation Units
          Outstanding at End of Period                11,618             --

FIDELITY(R) VIP EQUITY--INCOME

       AUV at Beginning of Period                      $9.56 (4)
       AUV at End of Period                            $7.75
       Number of Accumulation Units
          Outstanding at End of Period                54,904

                                       A28

                                                        2002          2001
                                                        ----          ----
FIDELITY(R) VIP GROWTH

       AUV at Beginning of Period                      $9.24 (4)
       AUV at End of Period                            $6.31
       Number of Accumulation Units
          Outstanding at End of Period               107,165

ING AIM MID CAP GROWTH

       AUV at Beginning of Period                     $14.05         $16.27 (1)
       AUV at End of Period                            $9.40         $14.05
       Number of Accumulation Units
          Outstanding at End of Period                63,802         21,990

ING ALLIANCE MID CAP GROWTH

       AUV at Beginning of Period                     $14.05         $16.08 (1)
       AUV at End of Period                            $9.62         $14.05
       Number of Accumulation Units
          Outstanding at End of Period               184,179         63,924

ING CAPITAL GUARDIAN LARGE CAP VALUE

       AUV at Beginning of Period                      $9.88         $10.51 (1)
       AUV at End of Period                            $7.37          $9.88
       Number of Accumulation Units
          Outstanding at End of Period               916,295        261,939

ING CAPITAL GUARDIAN MANAGED GLOBAL

       AUV at Beginning of Period                     $16.41         $19.19 (1)
       AUV at End of Period                           $12.82         $16.41
       Number of Accumulation Units
          Outstanding at End of Period               210,411         72,320

ING CAPITAL GUARDIAN SMALL CAP

       AUV at Beginning of Period                     $17.12         $17.51 (1)
       AUV at End of Period                           $12.50         $17.12
       Number of Accumulation Units
          Outstanding at End of Period               350,649         77,139

ING DEVELOPING WORLD

       AUV at Beginning of Period                      $6.89          $7.32 (1)
       AUV at End of Period                            $6.02          $6.89
       Number of Accumulation Units
          Outstanding at End of Period                87,622         52,358

ING EAGLE ASSET VALUE EQUITY

       AUV at Beginning of Period                     $17.43         $19.13 (1)
       AUV at End of Period                           $14.15         $17.43
       Number of Accumulation Units
          Outstanding at End of Period               131,099         34,231

ING FMRSM DIVERSIFIED MID--CAP

       AUV at Beginning of Period                      $9.01          $9.46 (1)
       AUV at End of Period                            $7.12          $9.01
       Number of Accumulation Units
          Outstanding at End of Period               492,026         76,525

ING GET FUND -- SERIES T

       AUV at Beginning of Period                     $10.00
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period                    --

ING GET FUND -- SERIES U

       AUV at Beginning of Period                     $10.00
       AUV at End of Period
       Number of Accumulation Units
          Outstanding at End of Period                    --

                                       A29

                                                        2002          2001
                                                        ----          ----
ING GOLDMAN SACHS INTERNET TOLLKEEPER

       AUV at Beginning of Period                      $7.58         $10.00 (1)
       AUV at End of Period                            $4.59          $7.58
       Number of Accumulation Units
          Outstanding at End of Period               141,023         23,594

ING HARD ASSETS

       AUV at Beginning of Period                     $12.88         $15.16 (1)
       AUV at End of Period                           $12.71         $12.88
       Number of Accumulation Units
          Outstanding at End of Period                43,248          2,531

ING INTERNATIONAL EQUITY

       AUV at Beginning of Period                      $8.37          $9.74 (3)
       AUV at End of Period                            $6.87          $8.37
       Number of Accumulation Units
          Outstanding at End of Period               132,383          2,399

ING JANUS GROWTH AND INCOME

       AUV at Beginning of Period                      $8.79          $9.64 (1)
       AUV at End of Period                            $6.94          $8.79
       Number of Accumulation Units
          Outstanding at End of Period               584,691        164,770

ING JANUS SPECIAL EQUITY

       AUV at Beginning of Period                      $8.25          $8.97 (1)
       AUV at End of Period                            $5.98          $8.25
       Number of Accumulation Units
          Outstanding at End of Period                96,355         38,065

ING JENNISON EQUITY OPPORTUNITIES

       AUV at Beginning of Period                     $20.13         $22.86 (1)
       AUV at End of Period                           $13.94         $20.13
       Number of Accumulation Units
          Outstanding at End of Period               132,556         41,070

ING JP MORGAN FLEMING INTERNATIONAL
ENHANCED EAFE

       AUV at Beginning of Period                     $10.00 (4)
       AUV at End of Period                            $8.19
       Number of Accumulation Units
          Outstanding at End of Period                 6,369

ING JP MORGAN FLEMING SMALLCAP

       AUV at Beginning of Period                     $10.00 (4)
       AUV at End of Period                            $7.81
       Number of Accumulation Units
          Outstanding at End of Period                37,674

ING LIMITED MATURITY BOND

       AUV at Beginning of Period                     $17.36         $16.70 (1)
       AUV at End of Period                           $18.23         $17.36
       Number of Accumulation Units
          Outstanding at End of Period               187,662         63,527

ING LIQUID ASSETS

       AUV at Beginning of Period                     $14.43         $14.34 (1)
       AUV at End of Period                           $14.33         $14.43
       Number of Accumulation Units
          Outstanding at End of Period               514,409        261,606

ING MARSICO GROWTH

       AUV at Beginning of Period                     $14.53         $18.99 (1)
       AUV at End of Period                           $10.02         $14.53
       Number of Accumulation Units
          Outstanding at End of Period               311,442        126,140

                                       A30

                                                        2002          2001
                                                        ----          ----
ING MERCURY FOCUS VALUE

       AUV at Beginning of Period                     $10.00 (4)
       AUV at End of Period                            $8.33
       Number of Accumulation Units
          Outstanding at End of Period                15,878

ING MERCURY FUNDAMENTAL GROWTH

       AUV at Beginning of Period                     $10.00 (4)
       AUV at End of Period                            $7.94
       Number of Accumulation Units
          Outstanding at End of Period                 8,896

ING MFS MID CAP GROWTH

       AUV at Beginning of Period                     $30.25         $39.25 (1)
       AUV at End of Period                           $15.16         $30.25
       Number of Accumulation Units
          Outstanding at End of Period               309,801         93,233

ING MFS RESEARCH

       AUV at Beginning of Period                     $19.40         $23.11 (1)
       AUV at End of Period                           $14.27         $19.40
       Number of Accumulation Units
          Outstanding at End of Period               215,283         85,348

ING MFS TOTAL RETURN

       AUV at Beginning of Period                     $19.52         $20.00 (1)
       AUV at End of Period                           $18.14         $19.52
       Number of Accumulation Units
          Outstanding at End of Period               687,305        203,036

ING PIMCO CORE BOND

       AUV at Beginning of Period                     $11.26         $10.88 (1)
       AUV at End of Period                           $11.98         $11.26
       Number of Accumulation Units
          Outstanding at End of Period               836,451        221,684

ING SALOMON BROTHERS ALL CAP

       AUV at Beginning of Period                     $11.49         $12.23 (1)
       AUV at End of Period                            $8.37         $11.49
       Number of Accumulation Units
          Outstanding at End of Period               892,250        225,937

ING SALOMON BROTHERS INVESTORS

       AUV at Beginning of Period                     $10.48         $11.47 (1)
       AUV at End of Period                            $7.91         $10.48
       Number of Accumulation Units
          Outstanding at End of Period               294,205        136,482

ING T. ROWE PRICE CAPITAL APPRECIATION

       AUV at Beginning of Period                     $25.70         $25.59 (1)
       AUV at End of Period                           $25.28         $25.70
       Number of Accumulation Units
          Outstanding at End of Period               442,657         92,605

ING T. ROWE PRICE EQUITY INCOME

       AUV at Beginning of Period                     $21.77         $22.19 (1)
       AUV at End of Period                           $18.50         $21.77
       Number of Accumulation Units
          Outstanding at End of Period               425,112        107,272

ING VAN KAMPEN EQUITY GROWTH

       AUV at Beginning of Period                     $10.00 (4)
       AUV at End of Period                            $7.78
       Number of Accumulation Units
          Outstanding at End of Period                10,422

                                       A31

                                                        2002          2001
                                                        ----          ----
ING VAN KAMPEN GLOBAL FRANCHISE

       AUV at Beginning of Period                     $10.00 (4)
       AUV at End of Period                            $8.80
       Number of Accumulation Units
          Outstanding at End of Period                40,258

ING VAN KAMPEN GROWTH & INCOME

       AUV at Beginning of Period                     $20.39         $21.68 (1)
       AUV at End of Period                           $17.01         $20.39
       Number of Accumulation Units
          Outstanding at End of Period               180,352         51,722

ING VAN KAMPEN REAL ESTATE

       AUV at Beginning of Period                     $25.87         $24.17 (1)
       AUV at End of Period                           $25.38         $25.87
       Number of Accumulation Units
          Outstanding at End of Period                77,757          7,350

ING VP BOND PORTFOLIO

       AUV at Beginning of Period                     $10.00 (4)
       AUV at End of Period                           $10.59
       Number of Accumulation Units
          Outstanding at End of Period                20,543

ING VP GROWTH OPPORTUNITIES

       AUV at Beginning of Period                      $7.75         $10.11 (1)
       AUV at End of Period                            $5.20          $7.75
       Number of Accumulation Units
          Outstanding at End of Period                68,491          6,269

ING VP MAGNACAP

       AUV at Beginning of Period                      $9.31         $10.11 (1)
       AUV at End of Period                            $7.02          $9.31
       Number of Accumulation Units
          Outstanding at End of Period                41,229         10,474

ING VP SMALLCAP OPPORTUNITIES

       AUV at Beginning of Period                      $8.29         $10.01 (1)
       AUV at End of Period                            $4.57          $8.29
       Number of Accumulation Units
          Outstanding at End of Period               249,714         45,115

ING VP WORLDWIDE GROWTH

       AUV at Beginning of Period                      $6.94          $8.34 (1)
       AUV at End of Period                            $5.11          $6.94
       Number of Accumulation Units
          Outstanding at End of Period               138,853         46,282

INVESCO VIF HEALTH SCIENCES

       AUV at Beginning of Period                     $10.24         $10.00 (2)
       AUV at End of Period                            $7.57         $10.24
       Number of Accumulation Units
          Outstanding at End of Period               151,077            466

INVESCO VIF LEISURE FUND

       AUV at Beginning of Period                     $10.00 (4)
       AUV at End of Period                            $8.40
       Number of Accumulation Units
          Outstanding at End of Period                40,592

INVESCO VIF FINANCIAL SERVICES

       AUV at Beginning of Period                      $9.33         $10.00 (2)
       AUV at End of Period                            $7.78          $9.33
       Number of Accumulation Units
          Outstanding at End of Period                84,291          3,260

                                       A32

                                                        2002          2001
                                                        ----          ----
INVESCO VIF UTILITIES

       AUV at Beginning of Period                      $8.08         $10.00 (2)
       AUV at End of Period                            $6.30          $8.08
       Number of Accumulation Units
          Outstanding at End of Period                52,671             --

JENNISON PORTFOLIO

       AUV at Beginning of Period                      $6.22          $7.19 (1)
       AUV at End of Period                            $4.19          $6.22
       Number of Accumulation Units
          Outstanding at End of Period               265,344         70,772

PIMCO HIGH YIELD PORTFOLIO

       AUV at Beginning of Period                      $9.84          $9.79 (1)
       AUV at End of Period                            $9.52          $9.84
       Number of Accumulation Units
          Outstanding at End of Period               423,832        118,177

PIMCO STOCKSPLUS GROWTH & INCOME

       AUV at Beginning of Period                      $9.97         $10.95 (1)
       AUV at End of Period                            $7.79          $9.97
       Number of Accumulation Units
          Outstanding at End of Period               218,962         61,575

PIONEER FUND VCT

       AUV at Beginning of Period                      $9.35         $10.00 (2)
       AUV at End of Period                            $7.39          $9.35
       Number of Accumulation Units
          Outstanding at End of Period                57,294             --

PIONEER MID CAP VALUE

       AUV at Beginning of Period                     $10.70         $10.00 (2)
       AUV at End of Period                            $9.29         $10.70
       Number of Accumulation Units
          Outstanding at End of Period               145,463             --

PROFUND VP BULL

       AUV at Beginning of Period                      $8.85         $10.00 (1)
       AUV at End of Period                            $6.59          $8.85
       Number of Accumulation Units
          Outstanding at End of Period                23,783          1,814

PROFUND VP EUROPE 30

       AUV at Beginning of Period                      $8.23         $10.05 (1)
       AUV at End of Period                            $5.98          $8.23
       Number of Accumulation Units
          Outstanding at End of Period                17,650             --

PROFUND VP SMALL CAP

       AUV at Beginning of Period                      $9.39         $10.00 (1)
       AUV at End of Period                            $7.13          $9.39
       Number of Accumulation Units
          Outstanding at End of Period                68,579         12,110

SP JENNISON INTERNATIONAL GROWTH

       AUV at Beginning of Period                      $5.36          $7.29 (1)
       AUV at End of Period                            $4.05          $5.36
       Number of Accumulation Units
          Outstanding at End of Period               156,994         86,394

FOOTNOTES

(1)    Fund First Available during May 2001
(2)    Fund First Available during November 2001
(3)    Fund First Available during December 2001
(4)    Fund First Available during May 2002

                                       A33

--------------------------------------------------------------------------------
APPENDIX B
--------------------------------------------------------------------------------

                            THE INVESTMENT PORTFOLIOS

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER         INVESTMENT OBJECTIVE
--------------------------------------------------------------------------
ING INVESTORS TRUST

      7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

--------------------------------------------------------------------------

ING AIM MID-CAP GROWTH PORTFOLIO      Seeks capital appreciation. The
  (Class S)                           Portfolio seeks to meet its
  INVESTMENT ADVISER:  Directed       objective by investing, normally,
  Services, Inc.                      at least 80% of its assets in
  INVESTMENT SUBADVISER: A I M        equity securities of
  Capital Management, Inc.            mid-capitalization companies.

--------------------------------------------------------------------------

                                       B1

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER         INVESTMENT OBJECTIVE
--------------------------------------------------------------------------

ING ALLIANCE MID-CAP GROWTH           Seeks long-term total return. The
  PORTFOLIO                           Portfolio invests primarily in
  (Class S)                           common stocks of middle
  INVESTMENT ADVISER: Directed        capitalization companies. The
  Services, Inc.                      Portfolio normally invests
  INVESTMENT SUBADVISER: Alliance     substantially all of its assets in
  Capital Management, L.P.            high-quality common stocks that
                                      Alliance expects to increase in
                                      value.

--------------------------------------------------------------------------

ING AMERICAN FUNDS GROWTH PORTFOLIO   Invests all of its assets in
  INVESTMENT ADVISER: ING             shares of the Growth Fund, a
  Investments, LLC                    series of American Funds Insurance
  INVESTMENT SUBADVISER: Capital      Series, a registered open-end
  Research and  Management Company    investment company. The Growth
                                      Fund seeks to make the
                                      shareholders' investment grow by
                                      investing primarily in common
                                      stocks of companies that appear to
                                      offer superior opportunities for
                                      growth of capital. The Growth Fund
                                      is designed for investors seeking
                                      long term capital appreciation
                                      through stocks.

--------------------------------------------------------------------------

ING AMERICAN FUNDS GROWTH-INCOME      Invests all of its assets in
  PORTFOLIO                           shares of the Growth-Income Fund,
  INVESTMENT ADVISER:  ING            a series of American Funds
  Investments, LLC                    Insurance Series, a registered
  INVESTMENT SUBADVISER:  Capital     open-end investment company. The
  Research and  Management Company    Growth-Income Fund seeks to make
                                      shareholders' investment grow and
                                      to provide shareholders with
                                      income over time by investing
                                      primarily in common stocks or
                                      other securities which demonstrate
                                      the potential for appreciation
                                      and/or dividends. The
                                      Growth-Income Fund is designed for
                                      investors seeking both capital
                                      appreciation and income.

--------------------------------------------------------------------------

ING AMERICAN FUNDS INTERNATIONAL      Invests all of its assets in
  PORTFOLIO                           shares of the International Fund,
  INVESTMENT ADVISER:  ING            a series of American Funds
  Investments, LLC                    Insurance Series, a registered
  INVESTMENT SUBADVISER:  Capital     open-end investment company. The
  Research and  Management Company    International Fund seeks to make
                                      shareholders' investment grow over
                                      time by investing primarily in
                                      common stocks of companies located
                                      outside the United States. The
                                      International Fund is designed for
                                      investors seeking capital
                                      appreciation through stocks.

--------------------------------------------------------------------------

ING CAPITAL GUARDIAN LARGE CAP VALUE  Seeks long-term growth of capital
  PORTFOLIO (Class S)                 and income. The Portfolio Manager
  INVESTMENT ADVISER:  Directed       seeks to achieve the Portfolio's
  Services, Inc.                      investment objective by investing,
  INVESTMENT SUBADVISER: Capital      under normal market conditions, at
  Guardian Trust Company              least 80% of its assets in equity
                                      and equity-related securities of
                                      companies with market
                                      capitalizations greater than $1
                                      billion at the time of investment.

--------------------------------------------------------------------------

ING CAPITAL GUARDIAN MANAGED GLOBAL   Seeks capital appreciation.
  PORTFOLIO  (Class S)                Current income is only an
  INVESTMENT ADVISER:  Directed       incidental consideration. This
  Services, Inc.                      portfolio is not diversified. The
  INVESTMENT SUBADVISER: Capital      Portfolio invests primarily in
  Guardian Trust Company              common stocks traded in securities
                                      markets throughout the world. The
                                      Portfolio may invest up to 100% of
                                      its total assets in securities
                                      traded in securities markets
                                      outside the United States. The
                                      Portfolio generally invests at
                                      least 65% of its total assets in
                                      at least three different
                                      countries, one of which may be the
                                      United States.

--------------------------------------------------------------------------

ING CAPITAL GUARDIAN SMALL CAP        Seeks long-term capital
  PORTFOLIO (Class S)                 appreciation. The Portfolio
  INVESTMENT ADVISER: Directed        invests at least 80% of its assets
  Services, Inc.                      in equity securities of small
  INVESTMENT SUBADVISER: Capital      capitalization ("small-cap")
  Guardian Trust Company              companies.

--------------------------------------------------------------------------

                                       B2

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER         INVESTMENT OBJECTIVE
--------------------------------------------------------------------------

ING DEVELOPING WORLD PORTFOLIO        The Portfolio normally invests at
  (Class S)                           least 80% of its assets in
  INVESTMENT ADVISER:  Directed       securities of issuers located in
  Services, Inc.                      at least three countries with
  INVESTMENT SUBADVISER: IIM B.V.     emerging securities markets.  The
                                      Portfolio will provide
                                      shareholders with at least 60 days
                                      prior notice of any change in this
                                      investment policy.  The Portfolio
                                      may invest up to 20% of its assets
                                      in securities of U.S. and other
                                      developed market issuers,
                                      including investment-grade debt
                                      securities of U.S. issuers.

--------------------------------------------------------------------------

ING EAGLE ASSET VALUE EQUITY          Seeks capital appreciation.
  PORTFOLIO                           Dividend income is a secondary
  (Class S)                           objective. The Portfolio normally
  INVESTMENT ADVISER:  Directed       invests at least 80% of its assets
  Services, Inc.                      in equity securities of domestic
  INVESTMENT SUBADVISER: Eagle Asset  and foreign issuers that meet
  Management, Inc.                    quantitative standards relating to
                                      financial soundness and high
                                      intrinsic value relative to price.

--------------------------------------------------------------------------

ING FMRSM DIVERSIFIED MID-CAP         Seeks long-term growth of capital.
  PORTFOLIO                           The Portfolio Manager normally
  (Class S)                           invests the Portfolio's assets
  INVESTMENT ADVISER:  Directed       primarily in common stocks. The
  Services, Inc.                      Portfolio Manager normally invests
  INVESTMENT SUBADVISER: Fidelity     at least 80% of the Portfolio's
  Management &  Research Co.          assets in securities of companies
                                      with medium market capitalizations.

--------------------------------------------------------------------------

ING GOLDMAN SACHS INTERNET            Seeks long-term growth of capital.
  TollkeeperSM PORTFOLIO* (Class S)   The Portfolio invests, under
                                      normal circumstances, at least 80%
   *Goldman Sachs Internet            of its net assets plus any
    TollkeeperSM is a service mark    borrowings for investment purposes
    of Goldman Sachs & Co             (measured at time of investment)
  INVESTMENT ADVISER:  Directed       in equity investments in "Internet
  Services, Inc.                      Tollkeeper" companies, which are
  INVESTMENT SUBADVISER: Goldman      companies in the media,
  Sachs Asset Management, L.P.        telecommunications, technology and
                                      internet sectors, which provide
                                      access, infrastructure, content
                                      and services to internet companies
                                      and internet users.

--------------------------------------------------------------------------

ING HARD ASSETS PORTFOLIO (Class S)   A nondiversified Portfolio that
  INVESTMENT ADVISER:  Directed       seeks long-term capital
  Services, Inc.                      appreciation. The Portfolio
  INVESTMENT SUBADVISER: Baring       normally invests at least 80% of
  International Investment Limited    its assets in the equities of
                                      producers of commodities.

--------------------------------------------------------------------------

ING INTERNATIONAL PORTFOLIO (Class S) Seeks long-term growth of capital.
  INVESTMENT ADVISER:  Directed       Under normal conditions, the
  Services, Inc.                      Portfolio invests at least 80% of
  INVESTMENT SUBADVISER: ING          its net assets and borrowings for
  Investments, LLC                    investment purposes in equity
                                      securities of issuers located in
                                      countries outside of the United
                                      States.

--------------------------------------------------------------------------

ING JANUS GROWTH AND INCOME           Seeks long-term capital growth and
  Portfolio                           current income. The Portfolio
  (Class S)                           normally emphasizes investments in
  INVESTMENT ADVISER:  Directed       common stocks. It will normally
  Services, Inc.                      invest up to 75% of its assets in
  INVESTMENT SUBADVISER: Janus        equity securities selected
  Capital Management, LLC             primarily for their growth
                                      potential, and at least 25% of its
                                      assets in securities the Portfolio
                                      Manager believes have income
                                      potential. Because of this
                                      investment strategy, the Portfolio
                                      is not designed for investors who
                                      need consistent income.

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                                       B3

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER         INVESTMENT OBJECTIVE
--------------------------------------------------------------------------

ING JANUS SPECIAL EQUITY PORTFOLIO    A nondiversified Portfolio that
  (Class S)                           seeks capital appreciation. The
  INVESTMENT ADVISER:  Directed       Portfolio invests, under normal
  Services, Inc.                      circumstances, at least 80% of its
  INVESTMENT SUBADVISER: Janus        net assets (plus borrowings for
  Capital Management, LLC             investment purposes) in equity
                                      securities with the potential for
                                      long-term growth of capital.

--------------------------------------------------------------------------

ING JENNISON EQUITY OPPORTUNITIES     Seeks long-term capital growth.
  PORTFOLIO (Class S)                 The Portfolio normally invests at
  INVESTMENT ADVISER:  Directed       least 80% of its net assets (plus
  Services, Inc.                      any borrowings for investment
  INVESTMENT SUBADVISER: Jennison     purposes) in attractively valued
  Associates, LLC                     equity securities of companies
                                      with current or emerging earnings
                                      growth the Portfolio Manager
                                      believes to be not fully
                                      appreciated or recognized by the
                                      market.

--------------------------------------------------------------------------

ING JPMORGAN SMALL CAP EQUITY         A nondiversified Portfolio that
  PORTFOLIO (Class S)                 seeks capital growth over the long
  INVESTMENT ADVISER:  Directed       term. Under normal market
  Services, Inc.                      conditions, the Portfolio invests
  INVESTMENT SUBADVISER: J.P. Morgan  at least 80% of its total assets
  Investment Management, Inc.         in equity securities of small-cap
                                      companies.

--------------------------------------------------------------------------

ING JULIUS BAER FOREIGN PORTFOLIO     A nondiversified Portfolio that
  (Class S)                           seeks total return from long-term
  INVESTMENT ADVISER:  Directed       capital growth and income. Under
  Services, Inc.                      normal conditions, the Portfolio
  INVESTMENT SUBADVISER: Julius Baer  will invest at least 80% of its
  Investment Management, Inc.         total assets in a broad portfolio
                                      of equity securities of
                                      established foreign companies of
                                      various sizes, including foreign
                                      subsidiaries of U.S. companies,
                                      based in countries that are
                                      represented in the Morgan Stanley
                                      Capital International, Europe,
                                      Australia and Far East Index (the
                                      "EAFE Index").

--------------------------------------------------------------------------

ING LIQUID ASSETS PORTFOLIO (Class S) Seeks high level of current income
  INVESTMENT ADVISER:  Directed       consistent with the preservation
  Services, Inc.                      of capital and liquidity. The
  INVESTMENT SUBADVISER: ING          Portfolio Manager strives to
  Investment Management, LLC          maintain a stable $1 per share net
                                      asset value and its investment
                                      strategy focuses on safety of
                                      principal, liquidity and yield, in
                                      order of importance, to achieve
                                      this goal.

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ING MARSICO GROWTH PORTFOLIO (Class   Seeks capital appreciation. The
  S)                                  Portfolio invests primarily in
  INVESTMENT ADVISER:  Directed       equity securities selected for
  Services, Inc.                      their growth potential. The
  INVESTMENT SUBADVISER: Marsico      Portfolio may invest in companies
  Capital Management, LLC             of any size, from larger,
                                      well-established companies to
                                      smaller, emerging growth companies.

--------------------------------------------------------------------------

ING MERCURY FOCUS VALUE PORTFOLIO     Seeks long-term growth of capital.
  (Class S)                           The Portfolio tries to achieve its
  INVESTMENT ADVISER:  Directed       investment objective by investing
  Services, Inc.                      primarily in a diversified
  INVESTMENT SUBADVISER: Mercury      portfolio consisting of equity
  Advisors                            securities that the Portfolio
                                      Manager believes are undervalued
                                      relative to its assessment of the
                                      current or prospective condition
                                      of the issuer.

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                                       B4

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER         INVESTMENT OBJECTIVE
--------------------------------------------------------------------------

ING MERCURY FUNDAMENTAL GROWTH        Seeks long-term growth of capital.
  PORTFOLIO                           The Portfolio invests in a
  (Class S)                           diversified portfolio consisting
  INVESTMENT ADVISER:  Directed       primarily of common stocks. The
  Services, Inc.                      Portfolio will generally invest at
  INVESTMENT SUBADVISER: Mercury      least 65% of its total assets in
  Advisors                            the following equity securities:
                                      common stock, convertible
                                      preferred stock, securities
                                      convertible into common stock and
                                      rights and warrants to subscribe
                                      to common stock.

--------------------------------------------------------------------------

ING MFS MID-CAP GROWTH PORTFOLIO      A nondiversified Portfolio that
  (Class S)                           seeks long-term growth of capital.
  INVESTMENT ADVISER:  Directed       The Portfolio normally invests at
  Services, Inc.                      least 80% of its net assets in
  INVESTMENT SUBADVISER:              common stocks and related
  Massachusetts Financial Services    securities (such as preferred
  Company                             stocks, convertible securities and
                                      depositary receipts) of companies
                                      with medium market capitalizations
                                      (or "mid-cap companies") which the
                                      Portfolio Manager believes have
                                      above-average growth potential.

--------------------------------------------------------------------------

ING MFS RESEARCH PORTFOLIO (Class S)  Seeks long-term growth of capital
  INVESTMENT ADVISER:  Directed       and future income. The Portfolio
  Services, Inc.                      normally invests at least 80% of
  INVESTMENT SUBADVISER:              its net assets in common stocks
  Massachusetts Financial Services    and related securities (such as
  Company                             preferred stocks, convertible
                                      securities and depositary
                                      receipts). The Portfolio focuses
                                      on companies that the Portfolio
                                      Manager believes have favorable
                                      prospects for long-term growth,
                                      attractive valuations based on
                                      current and expected earnings or
                                      cash flow, dominant or growing
                                      market share and superior
                                      management.

--------------------------------------------------------------------------

ING MFS TOTAL RETURN PORTFOLIO        Seeks above-average income
  (Class S)                           (compared to a portfolio entirely
  INVESTMENT ADVISER:  Directed       invested in equity securities)
  Services, Inc.                      consistent with the prudent
  INVESTMENT SUBADVISER:              employment of capital. Secondarily
  Massachusetts Financial Services    seeks reasonable opportunity for
  Company                             growth of capital and income. The
                                      Portfolio is a "balanced fund,"
                                      and invests in a combination of
                                      equity and fixed income securities.

--------------------------------------------------------------------------

ING PIMCO CORE BOND PORTFOLIO (Class  Seeks maximum total return,
  S)                                  consistent with preservation of
  INVESTMENT ADVISER:  Directed       capital and prudent investment
  Services, Inc.                      management. The Portfolio is
  INVESTMENT SUBADVISER: Pacific      diversified and seeks to achieve
  Investment Management Company, LLC  its investment objective by investing under normal
                                      circumstances at least 80% of its
                                      net assets (plus borrowings for
                                      investment purposes) in a
                                      diversified portfolio of fixed
                                      income instruments of varying
                                      maturities.

--------------------------------------------------------------------------

ING SALOMON BROTHERS ALL CAP          A nondiversified Portfolio that
  PORTFOLIO                           seeks capital appreciation through
  (Class S)                           investment in securities which the
  INVESTMENT ADVISER:  Directed       Subadviser believes have
  Services, Inc.                      above-average capital appreciation
  INVESTMENT SUBADVISER: Salomon      potential. The Portfolio invests
  Brothers Asset Management, Inc.     primarily in common stocks and
                                      common stock equivalents, such as
                                      preferred stocks and securities
                                      convertible into common stocks, of
                                      companies the Portfolio Manager
                                      believes are undervalued in the
                                      marketplace.

--------------------------------------------------------------------------

                                       B5

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER         INVESTMENT OBJECTIVE
--------------------------------------------------------------------------

ING SALOMON BROTHERS INVESTORS        Seeks long-term growth of capital.
  PORTFOLIO (Class S)                 Secondarily seeks current income.
  INVESTMENT ADVISER:  Directed       The Portfolio invests primarily in
  Services, Inc.                      equity securities of U.S.
  INVESTMENT SUBADVISER: Salomon      companies. The Portfolio may also
  Brothers Asset Management, Inc.     invest in other equity securities.
                                      To a lesser degree, the Portfolio
                                      invests in income producing
                                      securities such as debt securities.

--------------------------------------------------------------------------

ING T. ROWE PRICE CAPITAL             Seeks, over the long-term, a high
  APPRECIATION PORTFOLIO (Class S)    total investment return,
  INVESTMENT ADVISER:  Directed       consistent with the preservation
  Services, Inc.                      of capital and prudent investment
  INVESTMENT SUBADVISER: T. Rowe      risk. The Portfolio pursues an
  Price Associates, Inc.              active asset allocation strategy
                                      whereby investments are allocated
                                      among three asset classes - equity
                                      securities, debt securities and
                                      money market instruments.

--------------------------------------------------------------------------

ING T. ROWE PRICE EQUITY INCOME       Seeks substantial dividend income
  PORTFOLIO (Class S)                 as well as long-term growth of
  INVESTMENT ADVISER:  Directed       capital. The Portfolio normally
  Services, Inc.                      invests at least 80% of its assets
  INVESTMENT SUBADVISER: T. Rowe      in common stocks, with 65% in the
  Price Associates, Inc.              common stocks of well-established
                                      companies paying above-average
                                      dividends. The Portfolio may also
                                      invest in convertible securities,
                                      warrants and preferred stocks.

--------------------------------------------------------------------------

ING UBS U.S. BALANCED PORTFOLIO       Seeks to maximize total return
  (Class S)                           over the long term by allocating
  INVESTMENT ADVISER:  Directed       its assets among stocks, bonds,
  Services, Inc.                      short-term instruments and other
  INVESTMENT SUBADVISER: UBS Global   investments. The Portfolio Manager
  Asset Management (Americas) Inc.    allocates the Portfolio's assets
                                      among the following classes, or
                                      types, of investments: stocks,
                                      bonds, and short-term money market
                                      debt obligations.

--------------------------------------------------------------------------

ING VAN KAMPEN EQUITY GROWTH          Seeks long-term capital
  PORTFOLIO (Class S)                 appreciation. The Portfolio
  INVESTMENT ADVISER:  Directed       Manager seeks to maximize
  Services, Inc.                      long-term capital appreciation by
  INVESTMENT SUBADVISER: Van Kampen   investing primarily in
                                      growth-oriented equity securities
                                      of large-capitalization U.S. and,
                                      to a limited extent, foreign
                                      companies that are listed on U.S.
                                      exchanges or traded in U.S.
                                      markets.

--------------------------------------------------------------------------

ING VAN KAMPEN GLOBAL FRANCHISE       A nondiversified Portfolio that
  PORTFOLIO (Class S)                 seeks long-term capital
  INVESTMENT ADVISER:  Directed       appreciation. The Portfolio
  Services, Inc.                      Manager seeks long-term capital
  INVESTMENT SUBADVISER: Van Kampen   appreciation by investing
                                      primarily in equity securities of
                                      issuers located throughout the
                                      world that it believes have, among
                                      other things, resilient business
                                      franchises and growth potential.
                                      The Portfolio may invest of in the
                                      securities of companies of any
                                      size.

--------------------------------------------------------------------------

ING VAN KAMPEN GROWTH AND INCOME      Seeks long-term growth of capital
  PORTFOLIO  (Class S)                and income. Under normal market
  INVESTMENT ADVISER:  Directed       conditions, the Portfolio Manager
  Services, Inc.                      seeks to achieve the Portfolio's
  INVESTMENT SUBADVISER: Van Kampen   investment objective by investing
                                      primarily in what it believes to
                                      be income-producing equity
                                      securities, including common
                                      stocks and convertible securities;
                                      although investments are also made
                                      in non-convertible preferred
                                      stocks and debt securities rated
                                      "investment grade," which are
                                      securities rated within the four
                                      highest grades assigned by
                                      Standard & Poor's ("S&P") or by
                                      Moody's Investors Service, Inc.
                                      ("Moody's").

--------------------------------------------------------------------------

                                       B6

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER         INVESTMENT OBJECTIVE
--------------------------------------------------------------------------

ING VAN KAMPEN REAL ESTATE PORTFOLIO  A nondiversified Portfolio that
  (Class S)                           seeks capital appreciation.
  INVESTMENT ADVISER:  Directed       Secondarily seeks current income.
  Services, Inc.                      The Portfolio invests at least 80%
  INVESTMENT SUBADVISER: Van Kampen   of its assets in equity securities
                                      of companies in the U.S. real
                                      estate industry that are listed on
                                      national exchanges or the National
                                      Association of Securities Dealers
                                      Automated Quotation System
                                      ("NASDAQ").

--------------------------------------------------------------------------
ING PARTNERS, INC.

     151 Farmington Avenue, Hartford, CT 06156-8962

--------------------------------------------------------------------------

ING JPMORGAN FLEMING INTERNATIONAL    Seeks long-term growth of capital.
  PORTFOLIO (Class S)                 Invests primarily (at least 65% of
  INVESTMENT ADVISER: ING Life        total assets) in the equity
  Insurance and Annuity   Company     securities of foreign companies
  INVESTMENT SUBADVISER: J.P. Morgan  that the subadviser believes have
  Fleming Asset Management            high growth potential. Will
  (London) Ltd.                       normally invest in securities of
                                      at least three different countries
                                      other than the U.S. and will
                                      invest in both developed and
                                      developing markets.

--------------------------------------------------------------------------

ING SALOMON BROTHERS AGGRESSIVE       Seeks long-term growth of capital.
  GROWTH PORTFOLIO                    Invests primarily (at least 80% of
  (Service Class)                     net assets under normal
  INVESTMENT ADVISER: ING Life        circumstances) in common stocks
  Insurance and Annuity   Company     and related securities, such as
  INVESTMENT SUBADVISER: Salomon      preferred stocks, convertible
  Brothers Asset Management, Inc.     securities and depositary
                                      receipts, of emerging growth
                                      companies.

--------------------------------------------------------------------------
ING VARIABLE INSURANCE TRUST

     7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

--------------------------------------------------------------------------

ING VP WORLDWIDE GROWTH PORTFOLIO     Seeks long-term capital
  INVESTMENT ADVISER:  ING            appreciation. A nondiversified
  Investments, LLC                    Portfolio that under normal
                                      conditions, invests at least 65%
                                      of net assets in equity securities
                                      of issuers located in at least
                                      three countries, one of which may
                                      be the U.S. Generally invests at
                                      least 75% of total assets in
                                      common and preferred stocks,
                                      warrants and convertible
                                      securities.

--------------------------------------------------------------------------
ING VARIABLE PORTFOLIOS, INC.

     7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

--------------------------------------------------------------------------

ING VP BOND PORTFOLIO (Class S)       Seeks to maximize total return as
  INVESTMENT ADVISER:  ING            is consistent with reasonable
  Investments, LLC                    risk, through investment in a
  INVESTMENT SUBADVISER:  Aeltus      diversified portfolio consisting
  Investment                          of debt securities. Under normal
  Management, Inc.                    market conditions, invests at
                                      least 80% of net assets in
                                      high-grade corporate bonds,
                                      mortgage-related and other
                                      asset-backed securities, and
                                      securities issued or guaranteed by
                                      the U.S. Government, its agencies
                                      or instrumentalities. The
                                      Portfolio may invest up to 15% of
                                      total assets in high-yield
                                      instruments and up to 25% of total
                                      assets in foreign debt securities.

--------------------------------------------------------------------------

                                       B7

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER         INVESTMENT OBJECTIVE
--------------------------------------------------------------------------

ING VP INDEX PLUS LARGECAP PORTFOLIO  Seeks to outperform the total
  (Class S)                           return performance of the Standard
  INVESTMENT ADVISER:  ING            & Poor's 500 Composite Index (S&P
  Investments, LLC                    500), while maintaining a market
  INVESTMENT SUBADVISER:  Aeltus      level of risk. Invests at least
  Investment                          80% of net assets in stocks
  Management, Inc.                    included in the S&P 500. The
                                      subadviser's objective is to
                                      overweight those stocks in the S&P
                                      500 that they believe will
                                      outperform the index and
                                      underweight or avoid those stocks
                                      in the S&P 500 that they believe
                                      will underperform the index.

--------------------------------------------------------------------------
ING VARIABLE PRODUCTS TRUST

     7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

--------------------------------------------------------------------------

ING VP GROWTH OPPORTUNITIES           Seeks long-term growth of capital.
  PORTFOLIO                           Invests primarily in common stock
  (Service Class)                     of U.S. companies that the
  INVESTMENT ADVISER:  ING            portfolio managers feel have above
  Investments, LLC                    average prospects for growth.
                                      Under normal market conditions,
                                      invests at least 65% of total
                                      assets in securities purchased on
                                      the basis of the potential for
                                      capital appreciation. These
                                      securities may be from large-cap,
                                      mid-cap or small-cap companies.

--------------------------------------------------------------------------

ING VP MAGNACAP PORTFOLIO  (Service   Seeks growth of capital, with
  Class)                              dividend income as a secondary
  INVESTMENT ADVISER:  ING            consideration. Normally invests at
  Investments, LLC                    least 80% of assets in common
                                      stocks of large companies, which
                                      are those included in the 500
                                      largest U.S. companies, as
                                      measured by total revenues, net
                                      assets, cash flow or earnings, or
                                      the 1,000 largest companies as
                                      measured by equity market
                                      capitalization.

--------------------------------------------------------------------------

ING VP SMALLCAP OPPORTUNITIES         Seeks long-term capital
  PORTFOLIO                           appreciation. Normally invests at
  (Service Class)                     least 80% of assets in the common
  INVESTMENT ADVISER:  ING            stock of smaller, lesser-known
  Investments, LLC                    U.S. companies that are believed
                                      to have above average prospects
                                      for growth. For this Portfolio,
                                      smaller companies are those with
                                      market capitalizations that fall
                                      within the range of companies in
                                      the Russell 2000 Index.

--------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS

     11 Greenway Plaza, Suite 100, Houston, TX 77046-1173

--------------------------------------------------------------------------

AIM V.I. DENT DEMOGRAPHIC TRENDS      Seeks long-term growth of capital.
  Fund (Series II)                    Seeks to meet its objective by
  INVESTMENT ADVISER:  A I M          investing in securities of
  Advisors, Inc.                      companies that are likely to
  INVESTMENT SUBADVISER:  H.S. Dent   benefit from changing demographic,
  Advisors, Inc.                      economic and lifestyle trends.
                                      These securities may include
                                      common stocks, convertible bonds,
                                      convertible preferred stocks and
                                      warrants of companies within a
                                      broad range of market
                                      capitalizations.

--------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS PORTFOLIO

     82 Devonshire Street, Boston, MA 02109

--------------------------------------------------------------------------

FIDELITY(R) VIP EQUITY-INCOME         Seeks reasonable income. Also
  PORTFOLIO (Service                  considers the potential for
  Class 2)                            capital appreciation. Seeks to
  INVESTMENT ADVISER: Fidelity        achieve a yield which exceeds the
  Management &  Research Co.          composite yield on the securities
  INVESTMENT SUBADVISER: Subadviser:  comprising the Standard & Poor's
  FMR Co., Inc.                       500 Index. Normally invests at
                                      least 80% of total assets in
                                      income-producing equity securities
                                      (which tends to lead to
                                      investments in large cap "value"
                                      stocks).

--------------------------------------------------------------------------

                                       B8

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER         INVESTMENT OBJECTIVE
--------------------------------------------------------------------------

FIDELITY(R) VIP GROWTH PORTFOLIO      Seeks to achieve capital
  (Service Class 2)                   appreciation. Normally invests
  INVESTMENT ADVISER: Fidelity        primarily in common stocks of
  Management &  Research Co.          companies the investment adviser
  INVESTMENT SUBADVISER: Subadviser:  believes have above-average growth
  FMR Co., Inc.                       potential (often called "growth"
                                      stocks).

--------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.

     7800 East Union Avenue, Denver, CO 80237

--------------------------------------------------------------------------

INVESCO VIF -- FINANCIAL SERVICES     Seeks capital growth. The Fund
  FUND                                normally invests at least 80% of
  INVESTMENT ADVISER:  INVESCO        its net assets in the equity
  Variable Investment Funds, Inc.     securities and equity-related
  INVESTMENT SUBADVISER:  INVESCO     instruments of companies involved
  Funds Group, Inc.                   in the financial services sector.
                                      These companies include, but are
                                      not limited to, banks (regional
                                      and money centers), insurance
                                      companies (life, property and
                                      casualty, and multi-line),
                                      investment and miscellaneous
                                      industries (asset managers,
                                      brokerage firms, and government
                                      sponsored agencies) and suppliers
                                      to financial services companies.
                                      At any given time, 20% of the
                                      Fund's assets is not required to
                                      be invested in the sector. In
                                      general, the Fund emphasizes
                                      companies that INVESCO believes
                                      are strongly managed and will
                                      generate above-average long-term
                                      capital appreciation.

--------------------------------------------------------------------------

INVESCO VIF -- HEALTH SCIENCES FUND   Seeks capital growth by normally
  INVESTMENT ADVISER:  INVESCO        investing at least 80% of its net
  Variable Investment Funds, Inc.     assets in the equity securities
  INVESTMENT SUBADVISER:  INVESCO     and equity-related instruments of
  Funds Group, Inc.                   companies that develop, produce,
                                      or distribute products or services
                                      related to health care. These
                                      companies include, but are not
                                      limited to, medical equipment or
                                      supplies, pharmaceuticals,
                                      biotechnology, and health care
                                      providers and services companies.
                                      At any given time, 20% of the
                                      Fund's assets is not required to
                                      be invested in the sector.

--------------------------------------------------------------------------

INVESCO VIF -- LEISURE FUND           Seeks capital growth. The Fund
  INVESTMENT ADVISER:  INVESCO        normally invests at least 80% of
  Variable Investment Funds, Inc.     its net assets in the equity
  INVESTMENT SUBADVISER:  INVESCO     securities and equity-related
  Funds Group, Inc.                   instruments of companies engaged
                                      in the design, production, and
                                      distribution of products related
                                      to leisure activities. These
                                      industries include, but are not
                                      limited to, hotels/gaming,
                                      publishing, advertising,
                                      beverages, audio/video,
                                      broadcasting-radio/TV, cable &
                                      satellite operators, cable &
                                      satellite programmers, motion
                                      pictures & TV, recreation
                                      services/entertainment, retail,
                                      and toys. At any given time, 20%
                                      of the Fund's assets is not
                                      required to be invested in the
                                      sector.

--------------------------------------------------------------------------

INVESCO VIF -- UTILITIES FUND         Seeks capital growth. It also
  INVESTMENT ADVISER:  INVESCO        seeks current income. The Fund
  Variable Investment Funds, Inc.     normally invests at least 80% of
  INVESTMENT SUBADVISER:  INVESCO     its net assets in the equity
  Funds Group, Inc.                   securities and equity-related
                                      instruments of companies engaged
                                      in utilities-related industries.
                                      These include, but are not limited
                                      to, companies that produce,
                                      generate, transmit, or distribute
                                      natural gas or electricity, as
                                      well as in companies that provide
                                      telecommunications services,
                                      including local, long distance and
                                      wireless. A portion of the Fund's
                                      assets are not required to be
                                      invested in the sector.

--------------------------------------------------------------------------

                                       B9

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER         INVESTMENT OBJECTIVE
--------------------------------------------------------------------------

LIBERTY VARIABLE INSURANCE TRUST

     600 Atlantic Avenue, Boston, MA 02210

--------------------------------------------------------------------------

COLONIAL SMALL CAP VALUE FUND (CLASS  Seeks long-term growth by
  B)                                  investing primarily in small
  INVESTMENT ADVISER:  Columbia       capitalization equities.
  Management
    Advisers, Inc.

--------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST

     840 Newport Center Drive, Suite 300, Newport Beach, CA 92660

--------------------------------------------------------------------------

PIMCO HIGH YIELD PORTFOLIO            Seeks maximum total return,
  INVESTMENT ADVISER:  Pacific        consistent with preservation of
  Investment                          capital and prudent investment
  Management Co.                      management.

--------------------------------------------------------------------------

PIMCO STOCKSPLUS GROWTH AND INCOME    Seeks total  return  which  exceeds
  PORTFOLIO                           that of the S&P 500.
  INVESTMENT ADVISER:  Pacific
  Investment Management Co.

--------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST

     60 State Street, Boston, MA 02109

--------------------------------------------------------------------------

PIONEER FUND VCT PORTFOLIO (Class II) Seeks reasonable income and
  INVESTMENT ADVISER:  Pioneer        capital growth. Invests in a broad
  Investment Management, Inc.         list of carefully selected,
                                      reasonably priced securities
                                      rather than in securities whose
                                      prices reflect a premium resulting
                                      from their current market
                                      popularity. Invests the major
                                      portion of its assets in equity
                                      securities, primarily of U.S.
                                      issuers.

--------------------------------------------------------------------------

PIONEER MID CAP VALUE VCT PORTFOLIO   Seeks capital appreciation by
  (Class II)                          investing in a diversified
  INVESTMENT ADVISER:  Pioneer        portfolio of securities consisting
  Investment Management, Inc.         primarily of common stocks.
                                      Normally, invests at least 80% of
                                      total assets in equity securities
                                      of mid-size companies, that is,
                                      companies with market values
                                      within the range of market values
                                      of companies included in the
                                      Russell Midcap(R) Value Index.

--------------------------------------------------------------------------
PRO FUNDS VP

      3435 Stelzer Road, Suite 1000, P.O. Box 182100, Columbus, OH
43218-2000

--------------------------------------------------------------------------

PROFUND VP BULL                       Seeks daily investment results,
  INVESTMENT ADVISER: ProFund         before fees and expenses, that
  Advisors, LLC                       correspond to the daily
                                      performance of the S&P 500 Index.

--------------------------------------------------------------------------

PROFUND VP EUROPE 30                  Seeks daily investment results,
  INVESTMENT ADVISER:  ProFund        before fees and expenses, that
  Advisors, LLC                       correspond to the daily
                                      performance of the ProFunds Europe
                                      30 Index.

--------------------------------------------------------------------------

PROFUND VP RISING RATES OPPORTUNITY   Seeks daily investment results,
  INVESTMENT ADVISER: ProFund         before fees and expenses, that
  Advisors, LLC                       correspond to one and one-quarter
                                      times (125%) the inverse
                                      (opposite) of the daily price
                                      movement of the most recently
                                      issued 30-year U.S. Treasury Bond
                                      ("Long Bond").

--------------------------------------------------------------------------

                                       B10

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER         INVESTMENT OBJECTIVE
--------------------------------------------------------------------------

PROFUND VP SMALL-CAP                  Seeks daily investment results,
  INVESTMENT ADVISER:  ProFund        before fees and expenses, that
  Advisors, LLC                       correspond to the daily
                                      performance of the Russell 2000
                                      Index.

--------------------------------------------------------------------------
PRUDENTIAL SERIES FUND, INC.

     751 Broad Street, Newark, NJ 07102

--------------------------------------------------------------------------

JENNISON PORTFOLIO (Class II)         Seeks to achieve long-term growth
  INVESTMENT ADVISER:  Prudential     of capital. Invests primarily in
  Investments, LLC                    equity securities of major,
  INVESTMENT SUBADVISER:  Jennison    established corporations that the
  Associates, LLC                     investment adviser believes offer
                                      above-average growth prospects.
                                      May invest up to 30% of total
                                      assets in foreign securities.
                                      Normally invests 65% of total
                                      assets in common stocks and
                                      preferred stocks of companies with
                                      capitalization in excess of $1
                                      billion.

--------------------------------------------------------------------------

SP JENNISON INTERNATIONAL GROWTH      Seeks long-term growth of capital.
  PORTFOLIO (Class II)                Invests in equity-related
  INVESTMENT ADVISER:  Prudential     securities of foreign issuers that
  Investments, LLC                    the subadviser thinks will
  INVESTMENT SUBADVISER:  Jennison    increase in value over a period of
  Associates, LLC                     years. Invests primarily in the
                                      common stock of large and
                                      medium-sized foreign companies.
                                      Under normal circumstances,
                                      invests at least 65% of total
                                      assets in common stock of foreign
                                      companies operating or based in at
                                      least five different countries.

--------------------------------------------------------------------------

                                       B11

--------------------------------------------------------------------------------
APPENDIX C
--------------------------------------------------------------------------------

                                FIXED ACCOUNT II

Fixed Account II ("Fixed Account") is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we" or "our"). The Fixed Account, which is a segregated asset account of ING USA, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed Interest Allocations with guaranteed interest periods of 5, 7 and 10 years. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all contracts or in all states and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically. We may credit a different interest rate for each interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by ING USA, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your contract. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return a contract for a refund as described in the prospectus.

THE FIXED ACCOUNT

You may allocate premium payments and transfer your Contract value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire. Your Contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate. If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

GUARANTEED INTEREST RATES

Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole

                                       C1
discretion. We cannot predict the level of future interest rates. For more information see the prospectus for Fixed Account II

TRANSFERS FROM A FIXED INTEREST ALLOCATION

You may transfer your Contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of ING USA's Separate Account B as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, cancelling dollar cost averaging will cause a transfer of the entire Contract value in such Fixed Interest Allocation to the Liquid Assets subaccount, and such a transfer will be subject to a Market Value Adjustment. Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See "Optional Riders" in the prospectus.

WITHDRAWALS FROM A FIXED INTEREST ALLOCATION

During the accumulation phase, you may withdraw a portion of your Contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect. See "Optional Riders" in the prospectus.

MARKET VALUE ADJUSTMENT

A Market Value Adjustment may decrease, increase or have no effect on your Contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date. A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your Contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

CONTRACT VALUE IN THE FIXED INTEREST ALLOCATIONS

On the contract date, the Contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of Contract value in each Fixed Interest Allocation as follows:

                                       C2

          (1) We take the Contract value in the Fixed Interest Allocation at the end of the preceding business day.

          (2) We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day.

          (3)  We add (1) and

          (4) We subtract from (3) any transfers from that Fixed Interest Allocation.

          (5) We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation. The Contract value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works are included in the prospectus for the Fixed Account

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations, any Market Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your Contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

DOLLAR COST AVERAGING FROM FIXED INTEREST ALLOCATIONS

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of Contract value in Fixed Account Interest Allocations with a guaranteed interest period of 1 year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or contract investment portfolio subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels. You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each contract year. Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

SUSPENSION OF PAYMENTS

We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

MORE INFORMATION

See the prospectus for Fixed Account II.

                                       C3

--------------------------------------------------------------------------------
APPENDIX D
--------------------------------------------------------------------------------

                             FIXED INTEREST DIVISION

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by ING USA Annuity and Life Insurance Company. The Fixed Interest Division is part of the ING USA General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated May 1, 2003. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service Center at (800) 366--0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply. You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.

                                       D1

--------------------------------------------------------------------------------
APPENDIX E
--------------------------------------------------------------------------------

                 SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $25,000 and additional premium payments of $25,000 in each of the second and third contract years, for total premium payments under the Contract of $75,000. It also assumes a withdrawal at the beginning of the third contract year of 30% of the contract value of $90,000.

In this example, $13,500 (15% of $90,000) is maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $27,000 ($90,000 x .30). Therefore, $13,500 ($27,000 -
$13,500) is considered an excess withdrawal and would be subject to a 4% surrender charge of $540 ($13,500 x .04). This example does not take into account any Market Value Adjustment or deduction of any premium taxes.

                                       E1

--------------------------------------------------------------------------------
APPENDIX F
--------------------------------------------------------------------------------

                 PRO-RATA WITHDRAWAL ADJUSTMENT FOR 7% SOLUTION
                         DEATH BENEFIT ELEMENT EXAMPLES

These examples assume that withdrawals have not exceeded 7% of premium in any year. They apply to the 7% Solution Death Benefit Element of the Max 7 Death Benefit.

EXAMPLE #1: THE CONTRACT VALUE (AV) IS LOWER THAN THE DEATH BENEFIT

     Assume a premium payment of $100,000, AV at the time of withdrawal of $87,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro-rata Withdrawal.

Calculate the Effect of the Withdrawal

          1.   The Special Withdrawal is $7,000 (7% of $100,000).

               MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

               AV after Special Withdrawal = $80,000 ($87,000 - $7,000)

               The Pro-rata Withdrawal is $20,000 ($27,000 - $7,000).

          2. Pro-rata Withdrawal Adjustment to MGDB = $30,000 ($120,000 * ($20,000 / $80,000))

               MGDB after Pro-rata Withdrawal = $90,000 ($120,000 - $30,000)

               AV after Pro-rata Withdrawal = $60,000 ($80,000 - $20,000)


EXAMPLE #2: THE CONTRACT VALUE (AV) IS GREATER THAN THE DEATH BENEFIT

     Assume a premium payment of $100,000, AV at the time of withdrawal of $167,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro-rata Withdrawal.

Calculate the Effect of the Withdrawal

          1.   The Special Withdrawal is $7,000 (7% of $100,000).

               MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

               AV after Special Withdrawal = $160,000 ($167,000 - $7,000)

               The Pro-rata Withdrawal is $20,000 ($27,000 - $7,000).

          2. Pro-rata Withdrawal Adjustment to MGDB = $15,000 ($120,000 * ($20,000 / $160,000))

               MGDB after Pro-rata Withdrawal = $105,000 ($120,000 - $15,000)

               AV after Pro-rata Withdrawal = $140,000 ($160,000 - $20,000)

                                       F1

EXAMPLE #3: THE CONTRACT VALUE (AV) IS EQUAL TO THE DEATH BENEFIT

     Assume a premium payment of $100,000, AV at the time of withdrawal of $127,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro-rata Withdrawal.

Calculate the Effect of the Withdrawal

     1.   The Special Withdrawal is $7,000 (7% of $100,000).

          MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

          AV after Special Withdrawal = $120,000 ($127,000 - $7,000)

          The Pro-rata Withdrawal is $20,000 ($27,000 - $7,000).

     2. Pro-rata Withdrawal Adjustment to MGDB = $20,000 ($120,000 * ($20,000 / $120,000))

          MGDB after Pro-rata Withdrawal = $100,000 ($120,000 - $20,000)

          AV after Pro-rata Withdrawal = $100,000 ($120,000 - $20,000)

                                       F2

--------------------------------------------------------------------------------
APPENDIX G
--------------------------------------------------------------------------------

                    SPECIAL FUNDS AND EXCLUDED FUNDS EXAMPLES

         EXAMPLE #1:  The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element ("7% MGDB") of allocating your Contract Value to Special Funds.

-----------------------------------------    ---------------------------------------    --------------------------------------
        7% MGDB IF 50% INVESTED                      7% MGDB IF 0% INVESTED                   7% MGDB IF 100% INVESTED
            IN SPECIAL FUNDS                            IN SPECIAL FUNDS                          IN SPECIAL FUNDS
-----------------------------------------    ---------------------------------------    --------------------------------------

END OF YR   COVERED   SPECIAL    TOTAL       END OF YR  COVERED  SPECIAL    TOTAL       END OF YR COVERED   SPECIAL   TOTAL
      0       500       500      1,000            0      1,000       --     1,000            0        0       1000     1000
      1       535       500      1,035            1      1,070       --     1,070            1        0       1000     1000
      2       572       500      1,072            2      1,145       --     1,145            2        0       1000     1000
      3       613       500      1,113            3      1,225       --     1,225            3        0       1000     1000
      4       655       500      1,155            4      1,311       --     1,311            4        0       1000     1000
      5       701       500      1,201            5      1,403       --     1,403            5        0       1000     1000
      6       750       500      1,250            6      1,501       --     1,501            6        0       1000     1000
      7       803       500      1,303            7      1,606       --     1,606            7        0       1000     1000
      8       859       500      1,359            8      1,718       --     1,718            8        0       1000     1000
      9       919       500      1,419            9      1,838       --     1,838            9        0       1000     1000
     10       984       500      1,484           10      1,967       --     1,967           10        0       1000     1000
-----------------------------------------    ---------------------------------------    --------------------------------------



---------------------------------------    -------------------------------------
       7% MGDB IF TRANSFERRED TO                 7% MGDB IF TRANSFERRED TO
             SPECIAL FUNDS                             COVERED FUNDS
       AT THE BEGINNING OF YEAR 6                AT THE BEGINNING OF YEAR 6
---------------------------------------    -------------------------------------

END OF YR   COVERED   SPECIAL    TOTAL     END OF YR  COVERED  SPECIAL    TOTAL
      0      1,000        --     1,000          0         --    1,000     1,000
      1      1,070        --     1,070          1         --    1,000     1,000
      2      1,145        --     1,145          2         --    1,000     1,000
      3      1,225        --     1,225          3         --    1,000     1,000
      4      1,311        --     1,311          4         --    1,000     1,000
      5      1,403        --     1,403          5         --    1,000     1,000
      6         --     1,403     1,403          6      1,070       --     1,070
      7         --     1,403     1,403          7      1,145       --     1,145
      8         --     1,403     1,403          8      1,225       --     1,225
      9         --     1,403     1,403          9      1,311       --     1,311
    10          --     1,403     1,403        10       1,403       --     1,403
---------------------------------------    -------------------------------------

                                       G1

        EXAMPLE #2:  The following  examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element ("7% MGDB") of allocating your Contract Value to Excluded Funds.

    ---------------------------------------------------------------------------
                     7% MGDB IF 50% INVESTED IN EXCLUDED FUNDS
    ---------------------------------------------------------------------------
                     Covered           Excluded            Total
                --------------------------------------------------------
     End of yr  7% MGDB                                                  Death
                            AV    "7% MGDB"    AV    7% MGDB     AV     Benefit
         0        500      500       500      500     1,000       1,000  1,000
         1        535      510       535      510     1,045       1,020  1,045
         2        572      490       572      490     1,062         980  1,062
         3        613      520       613      520     1,133       1,040  1,133
         4        655      550       655      550     1,205       1,100  1,205
         5        701      450       701      450     1,151         900  1,151
         6        750      525       750      525     1,275       1,050  1,275
         7        803      600       803      600     1,403       1,200  1,403
         8        859      750       859      750     1,609       1,500  1,609
         9        919      500       919      500     1,419       1,000  1,419
        10        984      300       984      300     1,284         600  1,284
    ---------------------------------------------------------------------------



 ---------------------------------------    ------------------------------------
          7% MGDB IF 0% INVESTED                    7% MGDB IF 100% INVESTED
            IN EXCLUDED FUNDS                          IN EXCLUDED FUNDS
 ---------------------------------------    ------------------------------------
                Covered                                 Excluded
          --------------------                    ---------------------
    End                          Death       End                          Death
   of yr    7% MGDB     AV      Benefit     of yr  "7% MGDB"     AV      Benefit
     0      1,000       1,000   1,000         0     1,000        1,000     1,000
     1      1,070       1,020   1,070         1     1,070        1,020     1,020
     2      1,145         980   1,145         2     1,145          980       980
     3      1,225       1,040   1,225         3     1,225        1,040     1,040
     4      1,311       1,100   1,311         4     1,311        1,100     1,100
     5      1,403         900   1,403         5     1,403          900       900
     6      1,501       1,050   1,501         6     1,501        1,050     1,050
     7      1,606       1,200   1,606         7     1,606        1,200     1,200
     8      1,718       1,500   1,718         8     1,718        1,500     1,500
     9      1,838       1,000   1,838         9     1,838        1,000     1,000
     10     1,967         600   1,967        10     1,967          600       600
 ---------------------------------------    ------------------------------------


         Note: AV are hypothetical illustrative values. Not a projection. "7%
               MGDB" for Excluded funds is notional. Not payable as a benefit. Death Benefit for Excluded Funds equals Accumulation Value (AV)

                                       G2

   -----------------------------------------------------------------------------
                   TRANSFER FROM COVERED FUNDS TO EXCLUDED FUNDS
                           AT THE BEGINNING OF YEAR 6
   -----------------------------------------------------------------------------
                   Covered            Excluded            Total
              ---------------------------------------------------------
   end of yr  7% MGDB     AV      "7%        AV     7% MGDB     AV       Death
                                  MGDB"                                 Benefit
       --      1,000     1,000       --       --     1,000     1,000     1,000
        1      1,050     1,020       --       --     1,050     1,020     1,050
        2      1,103       980       --       --     1,103       980     1,103
        3      1,158     1,040       --       --     1,158     1,040     1,158
        4      1,216     1,100       --       --     1,216     1,100     1,216
        5      1,276       900       --       --     1,276       900     1,276
        6         --       --     1,340     1,050    1,050     1,050     1,050
        7         --       --     1,407     1,200    1,200     1,200     1,200
        8         --       --     1,477     1,500    1,500     1,500     1,500
        9         --       --     1,551     1,000    1,000     1,000     1,000
       10         --       --     1,629       600      600      600        600
   -----------------------------------------------------------------------------


           Note: 7% MGDB transferred to Excluded Funds equals the 7% MGDB in Covered Funds (or pro-rata portion thereof for partial transfer). Transfers from Special Funds to Excluded Funds work the same as Covered to Excluded (except 7% MGDB in Special Funds does not accumulate).

   -----------------------------------------------------------------------------
                   TRANSFER FROM EXCLUDED FUNDS TO COVERED FUNDS
                           AT THE BEGINNING OF YEAR 6
   -----------------------------------------------------------------------------
                   Covered            Excluded            Total
              ---------------------------------------------------------
   end of yr  7% MGDB     AV     "7%         AV     7% MGDB     AV     Death
                                  MGDB"                                 Benefit
       --         --       --     1,000     1,000    1,000     1,000     1,000
       1          --       --     1,050     1,020    1,020     1,020     1,020
       2          --       --     1,103       980      980       980       980
       3          --       --     1,158     1,040    1,040     1,040     1,040
       4          --       --     1,216     1,100    1,100     1,100     1,100
       5          --       --     1,276       900      900       900       900
       6          945    1,050       --       --       945     1,050     1,050
       7          992    1,200       --       --       992     1,200     1,200
       8        1,042    1,500       --       --     1,042     1,500     1,500
       9        1,094    1,000       --       --     1,094     1,000     1,094
      10        1,149      600       --       --     1,149       600     1,149
   -----------------------------------------------------------------------------

              Note: 7% MGDB transferred to Covered Funds is the lesser of 7%
                    MGDB in Excluded Funds (or portion thereof for partial transfer) and AV transferred to Covered Funds. Transfers from Excluded Funds to Special Funds work the same as Excluded to Covered (except 7% MGDB in Special Funds does not accumulate).

                                       G3

--------------------------------------------------------------------------------
APPENDIX H
--------------------------------------------------------------------------------

             EXAMPLES OF ADJUSTMENTS TO THE MGWB WITHDRAWAL ACCOUNT
       AND THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT FOR WITHDRAWALS IN EXCESS
                     OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT
                          ("EXCESS WITHDRAWAL AMOUNT")

EXAMPLE #1: OWNER HAS INVESTED ONLY IN COVERED FUNDS

         Assume the Contract Value ("CV") before the withdrawal is $100,000 and is invested in Covered Funds only, the Eligible Payment Amount ("EPA") is $100,000, the Maximum Annual Withdrawal Amount ("MAW") is $7,000, the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

         The new CV is $90,000  ($100,000 - $10,000).

         The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

         The Covered Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the MAW to $113,000 ($120,000 - $7,000), and is then reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $109,354.84 ($113,000 * (1 - $3,000 / 93,000)).

         The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA or $6,774.19 ($96.774.19 * 7%).

EXAMPLE #2: OWNER HAS INVESTED ONLY IN EXCLUDED FUNDS

         Assume the Contract Value ("CV") before the withdrawal is $100,000 and is invested in Excluded Funds only, the Eligible Payment Amount ("EPA") is $100,000, the Maximum Annual Withdrawal Amount ("MAW") is $7,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

         The new CV is $90,000  ($100,000 - $10,000).

         The Excess Withdrawal Amount is $3,000 ($10,000 - $7.000).

         The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the entire amount withdrawn to the CV (before the withdrawal) to $108,000 ($120,000 * (1 - $10,000 / $100,000)).

         The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000/$93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA or $6,774.19 ($96.774.19 * 7%).

                                       H1

EXAMPLE #3: OWNER HAS INVESTED IN BOTH COVERED AND EXCLUDED FUNDS

         Assume the Contract Value ("CV") before the withdrawal is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the Eligible Payment Amount ("EPA") is $100,000, the Maximum Annual Withdrawal Amount ("MAW") is $7,000, the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $45,000, and a withdrawal is made of $10,000 ($8,000 from Covered Funds and $2,000 from Excluded Funds).

         The new CV for Covered Funds is $52,000 ($60,000 - $8,000), and the new CV for Excluded Funds is $38,000 ($40,000 - $2,000).

         The Covered Withdrawal Account is first reduced dollar-for-dollar by the lesser of the MAW ($7,000) and the amount withdrawn from Covered Funds ($8,000) to $68,000 ($75,000 - $7,000), and is then reduced pro-rata based on the ratio of any Excess Withdrawal Amount from Covered Funds to the CV in Covered Funds (after being reduced for the withdrawal up to the MAW) to $66,716.98 ($68,000 * (1 - $1,000 / $53,000).

         The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount withdrawn from Excluded Funds to the CV in Excluded Funds (prior to the withdrawal) to $42,750 ($45,000 * (1 - $2,000 / $40,000)).

The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA or $6,774.19 ($96.774.19 * 7%).

                                       H2

--------------------------------------------------------------------------------
APPENDIX I
--------------------------------------------------------------------------------

                   DEATH BENEFITS FOR YR-2001 CONTRACT OWNERS

THE PURPOSE OF THIS APPENDIX IS TO DESCRIBE THE DEATH BENEFITS APPLICABLE TO CONTRACT OWNERS IN YR-2001. OTHER THAN AS DESCRIBED BELOW, PLEASE SEE THE PROSPECTUS FOR A FULL DESCRIPTION OF YOUR DEATH BENEFIT OPTIONS AND OTHER CONTRACT FEATURES. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS. AS USED IN THIS APPENDIX, "NON-SPECIAL FUNDS" HAS THE SAME MEANING AS "COVERED FUNDS" IN THE PROSPECTUS. We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The BASE DEATH BENEFIT is equal to the greater of:

          1) the contract value; and

          2) the cash surrender value.

The STANDARD DEATH BENEFIT equals the GREATEST of the Base Death Benefit, the floor, and the SUM of:

          1)   the contract value allocated to Special Funds; and

          2) the Standard Minimum Guaranteed Death Benefit for amounts allocated to Non-Special Funds.

The Standard Minimum Guaranteed Death Benefit equals:

          1) the initial premium payment allocated to Special and Non-Special Funds, respectively;

          2) increased by premium payments and adjusted for transfers, allocated to Special and Non-Special Funds, respectively, after issue; and

          3) reduced by a pro-rata adjustment for any withdrawal or transfer taken from the Special and Non-Special Funds, respectively.

In the event of transfers from Special to Non-Special funds, the increase in the Minimum Guaranteed Death Benefit of the Non-Special Fund will equal the lesser of the reduction in the Minimum Guaranteed Death Benefit in the Special Fund and the contract value transferred. In the event of transfers from Non-Special to Special Funds, the increase in the Minimum Guaranteed Death Benefit of the Special Fund will equal the reduction in the Minimum Guaranteed Death Benefit in the Non-Special Fund.

THE FLOOR FOR THE DEATH BENEFIT IS the total premium payments made under the Contract reduced by a pro-rata adjustment for any withdrawal.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit and the Enhanced Death Benefit option elected. For purposes of calculating the Enhanced Death Benefits, certain investment portfolios, and the Fixed Account are designated as "Special Funds." For Contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Bond Portfolio; the ING PIMCO Core Bond Portfolio; the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account. For Contracts issued before May 1, 2003, the ING VP Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds. For Contracts issued before September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

                                       I1

We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund may limit or reduce the enhanced death benefit.

For the period during which a portion of the contract value is allocated to a Special Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The 7% SOLUTION ENHANCED DEATH BENEFIT, equals the GREATEST of:

          1)   the Standard Death Benefit;

          2)   the floor; and

          3) the sum of the contract value allocated to Special Funds and the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds.

The 7% Solution Minimum Guaranteed Death Benefit for Special and Non-Special Funds equals the lesser of:

          1) premiums, adjusted for withdrawals and transfers, accumulated at 7% until the earlier of attainment of age 80 or reaching the cap (equal to 3 times all premium payments, as reduced by adjustments for withdrawals) and thereafter at 0%, subject to a floor as described below, and

          2)   the cap.

Withdrawals of up to 7% per year of cumulative premiums are referred to as special withdrawals. Special withdrawals reduce the 7% Solution Minimum Guaranteed Death Benefit by the amount of contract value withdrawn. For any other withdrawals (withdrawals in excess of the amount available as a special withdrawal), a pro-rata adjustment to the 7% Solution Minimum Guaranteed Death Benefit is made. The amount of the pro-rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before the withdrawal. The amount of the pro-rata adjustment for withdrawals from Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal. Transfers from Special to Non-Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap for Special Funds on a pro-rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the 7% Solution Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred. The increase in the cap for Non-Special Funds will equal the reduction in the cap for Special Funds.

Transfers from Non-Special to Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap in the Non-Special Funds on a pro-rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Special Funds will equal the reduction in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Non-Special Funds.

THE FLOOR FOR THE 7% SOLUTION ENHANCED DEATH BENEFIT is determined by the same calculations described above for the 7% Solution Minimum Guaranteed Death Benefit except as follows: If you transfer contract value to a Special Fund, the minimum floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the 7% annual effective rate as described above, subject to the age limit and the cap described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals will reduce the floor as described for the

                                       I2
minimum guaranteed death benefit above. Your death benefit will be the greater of the floor and the death benefit determined as described above.

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the GREATEST of:

          1)   the Standard Death Benefit;

          2)   the floor; and

          3) the sum of the contract value allocated to Special Funds and the Annual Ratchet Minimum Guaranteed Death Benefit allocated to Non-Special Funds.

The Annual Ratchet Minimum Guaranteed Death Benefit equals:

          1) the initial premium allocated at issue to Special and Non-Special Funds, respectively;

          2) increased dollar for dollar by any premium allocated after issue to Special and Non-Special funds, respectively;

          3) for Non-Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Non-Special Funds, and transfers between Special and Non-Special Funds) and the current contract value allocated to Non-Special Funds;

          (4) for Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Special Funds, and transfers between Special and Non-Special and Non-Special Funds) and the current contract value allocated to Special Funds.

Withdrawals reduce the Annual Ratchet Minimum Guaranteed Death Benefit on a pro-rata basis, based on the amount withdrawn from the Special and Non-Special Funds, respectively. The amount of the pro-rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before withdrawal. The amount of the pro-rata adjustment for Special Funds will equal (a) times (b) divided by
(c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds on a pro-rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred. Transfers from Non-Special to Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds on a pro-rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit for the Special Funds will equal the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit for the Non-Special Funds.

THE FLOOR FOR THE ANNUAL RATCHET ENHANCED DEATH BENEFIT is determined as described above for the Annual Ratchet Minimum Guaranteed Death Benefit except that all investments will be treated as Non-Special Funds.

The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit. Under this death benefit option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.

                                       I3

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

DEATH BENEFITS FOR EXCLUDED FUNDS

We will be designating certain investment portfolios as "Excluded Funds." Excluded Funds will include certain investment portfolios that, due to their volatility, will be excluded from the death benefit guarantees that might otherwise be provided. We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact your death benefit.

For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, your death benefit attributable to that allocation will equal the contract value of that allocation. Any guarantee of death benefit in excess of contract value otherwise provided with regard to allocations to Non-Excluded Funds, does not apply to allocations to Excluded Funds. The death benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

Transfers from Excluded Funds to Non-Excluded funds will reduce all death benefit components for Excluded Funds on a pro-rata basis. Except with respect to any maximum guaranteed death benefit, the resulting increase in the Non-Excluded Funds death benefit component will equal the lesser of the reduction in the death benefit for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed death benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed death benefit will equal the reduction in the maximum guaranteed death benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds death benefit components on a pro-rata basis. The resulting increase in the death benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds death benefit components.

                                       I4

--------------------------------------------------------------------------------
APPENDIX J
--------------------------------------------------------------------------------

             DEATH BENEFITS FOR MAY-2002 AND YR-2003 CONTRACT OWNERS

The following is a description of the 7% Solution Enhanced Death Benefit, the Annual Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit for May-2002 and Yr-2003 contract owners. Other than as described below, please see the prospectus for a full description of your death benefit options and other Contract features. Capitalized terms have the same meaning as described in the prospectus. The 7% SOLUTION ENHANCED DEATH BENEFIT is the greater of:

        1)   the Standard Death Benefit; and

        2)   the lesser of:

             a) 3 times all premium payments, adjusted for withdrawals (the "cap"); or

             b) the SUM OF the 7% Solution Minimum Guaranteed Death Benefit ("7% MGDB") allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.

For purposes of calculating the 7% Solution Enhanced Death Benefit, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio, the ING Limited Maturity Bond Portfolio, the ING VP Bond Portfolio, the ING PIMCO Core Bond Portfolio, the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account.

       For Contracts issued prior to May 1, 2003, the ING VP Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds. For Contracts issued prior to September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

No investment options are currently designated as Excluded Funds.

The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds. The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the 7% MGDB on a pro-rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

                                       J1

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro-rata basis.

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the greater of:

        1)   the Standard Death Benefit; and

        2) the Annual Ratchet Minimum Guaranteed Death Benefit ("Annual Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds, less any credits added within 1 year prior to death.

No funds are currently designated as Excluded Funds for purposes of the Annual Ratchet MGDB.

The Annual Ratchet MGDB allocated to Covered Funds on the contract date equals the premium and credits allocated to Covered Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Covered Funds will be set to the greater of:

        1) the current contract value in Covered Funds (after deductions occurring as of that date); or

        2) the Annual Ratchet MGDB in Covered Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums, credits, and partial withdrawals attributable to Covered Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Covered Funds is equal to the Annual Ratchet MGDB in the Covered Funds from the last contract anniversary, adjusted for new premiums, credits, and partial withdrawals attributable to Covered Funds, and transfers. The Annual Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium and credits allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On the contract date, the Annual Ratchet MGDB allocated to Excluded Funds is equal to the premium and credits allocated to Excluded Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Excluded Funds will be set to the greater of:

        1) the current contract value in Excluded Funds (after deductions occurring as of that date); or

        2) the Annual Ratchet MGDB in the Excluded Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums and credits and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Excluded Funds is equal to the Annual Ratchet MGDB in the Excluded Funds from the last contract anniversary, adjusted for new premiums, credits, and partial withdrawals attributable to Excluded Funds, and transfers. Withdrawals reduce the Annual Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Net transfers from Covered Funds to Special or Excluded Funds will reduce the 7% MGDB in Covered Funds on a pro-rata basis. The increase in the 7% MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the 7% MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Annual Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Annual Ratchet MGDB allocated to Covered Funds will equal

                                       J2
the lesser of the net contract value transferred and the reduction in the Annual Ratchet MGDB in Excluded Funds.

The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the 7% Solution Enhanced Death Benefit or the Annual Ratchet Enhanced Death Benefit described above. Each Enhanced Death Benefit is determined independently of the other at all times.

MORTALITY AND EXPENSE RISK CHARGE

The mortality and expense risk charge depends on the category of contract owners to which you belong and on the death benefit that you chose. The mortality and expense risk charge (depending on the death benefit you chose) and the asset-based administrative charge, on an annual basis, for Yr-2003 contract owners are as follows:

   YR-2003:

       -------------------------------------------------------------------------------------------------
                                               STANDARD                  ENHANCED DEATH BENEFITS
                                                DEATH         ANNUAL
                                               BENEFIT        RATCHET          7% SOLUTION       MAX 7
       -------------------------------------------------------------------------------------------------
        Mortality & Expense Risk Charge         1.50%             1.75%            1.85%          1.95%
        Asset-Based Administrative Charge       0.15%             0.15%            0.15%          0.15%
            Total                               1.65%             1.90%            2.00%          2.10%
       -------------------------------------------------------------------------------------------------

The mortality and expense risk charge is deducted each business day at the rate of .004141% (Standard); .004837% (Annual Ratchet); .005117% (7% Solution); or
..005395% (Max 7), respectively, for each day since the previous business day.

                                       J3

--------------------------------------------------------------------------------
APPENDIX K
--------------------------------------------------------------------------------

               OPTIONAL RIDER BENEFITS FOR YR-2001 CONTRACT OWNERS

The following is a description of the optional rider benefits for Yr-2001 contract owners who elected an optional rider benefit.

OPTIONAL RIDER CHARGES

     MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

           ----------------- -----------------------------------------------
           Waiting Period    Quarterly Charge
           ----------------- -----------------------------------------------
           10 Year           0.125% of the MGAB Charge Base (0.50% annually)
           20 Year           0.125% of the MGAB Charge Base (0.50% annually)
           ----------------- -----------------------------------------------

The MGAB Charge Base is the total of (i) the MGAB Base on the rider date and
(ii) premiums during the 2-year period commencing on the rider date, reduced pro-rata for withdrawals and reduced for transfers made within the last 3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization. The MGAB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

           --------------- -----------------------------------------------
           MGIB Rate       Quarterly Charge
           --------------- -----------------------------------------------
           7%              0.125% of the MGIB Charge Base (0.50% annually)
           --------------- -----------------------------------------------

The MGIB Charge Base is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date, reduced pro-rata for all withdrawals taken while the MGIB rider is in effect, and accumulated at the MGIB Rate (7%) to the earlier of age 80 and reaching the MGIB Base Maximum. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Charge Base immediately prior to the surrender or annuitization. The MGIB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.125% (0.50% annually) of the original MGWB Eligible Payment Amount. The original MGWB Eligible Payment Amount is equal to all premiums paid during the first two contract years following the rider date. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount immediately prior to the surrender or annuitization.

                                       K1

OPTIONAL RIDER BENEFITS

MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB) RIDER. The MGAB rider is an optional benefit which provides you with an MGAB benefit intended to guarantee a minimum contract value at the end of a specified waiting period. The MGAB is a one-time adjustment to your contract value in the event your contract value on the MGAB Benefit Date is less than a specified amount. The MGAB rider may offer you protection in the event your Contract loses value during the MGAB waiting period. For discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges." The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and, other than for allocations to Special Funds, guarantees that your contract value at the end of ten years will at least equal your initial premium payment, reduced pro-rata for withdrawals. Transfers made within 3 years prior to the MGAB Benefit Date will also reduce the benefit pro-rata. The twenty-year option has a waiting period of twenty years and, other than allocations to Special Funds, guarantees that your contract value at the end of twenty years will at least equal two times your initial premium payment, reduced pro-rata for withdrawals and reduced for transfers made within 3 years prior to the MGAB Benefit Date. If you add the 20 year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special Funds, may prevent the MGAB Base from doubling over the waiting period. On the MGAB Benefit Date, which is the next business day after the applicable waiting period, we calculate your Minimum Guaranteed Accumulation Benefit.

     CALCULATING THE MGAB.  We calculate your MGAB as follows:

        1. WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

             The MGAB Base is tracked separately for Special and Non-Special Funds, based on the initial allocation of premium (or contract value), subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Benefit Date. THE AGGREGATE MGAB BASE EQUALS THE SUM OF (1) THE LESSER OF THE MGAB BASE ALLOCATED TO SPECIAL FUNDS AND THE CONTRACT VALUE IN THE SPECIAL FUNDS; AND (2) THE MGAB BASE FOR NON-SPECIAL FUNDS. THUS, INVESTING IN THE SPECIAL FUNDS MAY LIMIT THE MGAB BENEFIT. HOWEVER, THE MGAB BASE IS ALSO SUBJECT TO A "FLOOR" WHICH MAY PARTIALLY OFFSET THE EFFECTS OF INVESTING IN SPECIAL FUNDS. If you purchased the MGAB rider on the contract date, and

             (i) elected the ten-year option, your MGAB Base for Special and Non-Special Funds is equal to your initial premium plus any additional premium added to your Contract during the 2-year period after your rider date, reduced pro-rata for any withdrawals and any transfers made within 3 years prior to the MGAB Benefit Date; or

             (ii) elected the twenty-year option your MGAB Base for Special and
                  Non-Special Funds is equal to your initial premium, plus any additional premium added to your Contract during the 2-year period after your contract date, accumulated at the MGAB Rate reduced pro-rata for any withdrawals and reduced for any transfers made within 3 years prior to the MGAB Benefit Date. The MGAB Rate is the annual effective rate of 3.5265%. Accumulation of eligible additional premiums starts on the date the premium was received.

             If you purchased the MGAB rider after the contract date, your MGAB Base is equal to your contract value on the rider date, plus premiums added during the 2-year period after your rider date, accumulated at the MGAB Rate (if applicable, as described above) and adjusted pro-rata for withdrawals and transfers as described below.

                                       K2

             Only premiums added to your Contract during the 2-year period after your rider date are included in the MGAB Base. Any additional premium payments you added to your contract after the second rider anniversary are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary. Withdrawals taken while the MGAB rider is in effect, as well as transfers made within 3 years prior to the MGAB Benefit Date, will reduce the value of your MGAB Base pro-rata. This means that the MGAB Base (and the MGAB Charge Base) will be reduced by the same percent as the percent of contract value that was withdrawn (or transferred). We will look to your contract value immediately before the withdrawal or transfer when we determine this percent.

             Net transfers from Special Funds to Non-Special Funds will reduce the MGAB Base and MGAB Charge Base allocated to Special Funds on a pro-rata basis. If the transfer is made more than 3 years before the Benefit Date, there will be a corresponding increase in the MGAB Base for Non-Special Funds equal to the lesser of the reduction in the MGAB Base for Special Funds and the net contract value transferred.

             Net transfers from Non-Special Funds to Special Funds will reduce the MGAB Base and MGAB Charge Base allocated to Non-Special Funds on a pro-rata basis. If the transfer is made more than 3 years before the Benefit Date, there will be a corresponding increase in the MGAB Base for Special Funds equal to the reduction in the MGAB Base for Non-Special Funds.

        2. THEN WE DETERMINE THE FLOOR. The floor will be calculated in the same manner as the MGAB Base described above, except as follows:
             For the ten-year option, all investments will be treated as Non-Special Funds. For the twenty-year option, if you transfer contract value to a Special Fund more than 3 years before the Benefit Date, the floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the MGAB Rate described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals and other transfers will reduce the floor as described for the MGAB Base above.

        3. WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB BENEFIT DATE FROM THE GREATER OF THE FLOOR AND YOUR AGGREGATE MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

        4. ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it to the subaccounts in which you are invested pro-rata based on the proportions of your then contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Benefit Date, we will allocate the MGAB to the Liquid Assets subaccount on your behalf. After the crediting of the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

     PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the Rider Date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

                                       K3

     THE MGAB BENEFIT DATE. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Benefit Date is your 10th contract anniversary for the ten-year option or 20th contract anniversary for the twenty-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Benefit Date will be the first contract anniversary occurring after 10 years (for the ten-year option) or 20 years (for the twenty-year option) after the rider date. The MGAB rider is not available if the MGAB Benefit Date would fall beyond the latest annuity start date.

     CANCELLATION. If you elected the twenty-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. If you purchased the MGAB rider during the 30-day period following the contract date, your one-time right to cancel the rider occurs on the tenth anniversary of your contract date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If the MGAB rider is terminated before the MGAB Benefit Date, you will not be credited with the MGAB and we assess the pro-rata portion of the MGAB rider changes for the current quarter.

     NOTIFICATION. Any crediting of the MGAB will be reported in your first quarterly statement following the MGAB Benefit Date. MINIMUM GUARANTEED INCOME BENEFIT (MGIB) RIDER. The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to the Special Funds, the MGIB Rate, the adjustment for Special Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds may limit the MGIB benefit. However, the MGIB Benefit Base is also subject to a "floor" which may partially offset the effects of investing in Special Funds.

For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider Charges."

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

        (i) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the ING USA Fixed Account prospectus) on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

        (ii) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the ING USA Fixed Account prospectus) on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

        (iii)the MGIB annuity income based on the greater of the floor and your MGIB Benefit Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust both the floor and the MGIB Benefit Base for any premium tax recovery and Market Value Adjustment (see the ING USA Fixed Account prospectus) that would otherwise apply at annuitization.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

     DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

                                       K4

        1. WE FIRST DETERMINE YOUR MGIB BENEFIT BASE. The MGIB Benefit Base is only a calculation used to determine the MGIB. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

             The MGIB Base is tracked separately for Special and Non-Special Funds, based on initial allocation of eligible premium (or contract value) and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The MGIB Benefit Base equals the sum of (1) the contract value of Special Funds, and (2) the MGIB Base for Non-Special Funds.

             The MGIB Base is equal to the lesser of (i) and (ii) where:

             (a) is your initial premium (or contract value on the rider date if you purchased the MGIB rider after the contract date), plus any eligible additional premiums added to your Contract, reduced pro-rata by all withdrawals taken while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the MGIB Base Maximum, and at 0% thereafter; and

             (b) is the MGIB Base Maximum, which equals 200% of allocated eligible premiums, adjusted for withdrawals and transfers. Eligible additional premium payments are those added more than 5 years before the earliest MGIB Benefit Date and are included in the MGIB Base. Premiums paid after that are excluded from the MGIB Base.

             Net transfers from Special Funds to Non-Special Funds will reduce the MGIB Base and MGIB Base Maximum allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Base for Non-Special Funds will equal the lesser of the reduction in the MGIB Base for Special Funds and the net contract value transferred. The increase in the MGIB Base Maximum for Non-Special Funds equals the reduction in the MGIB Base Maximum for Special Funds.

             Net transfers from Non-Special Funds to Special Funds will reduce the MGIB Base and MGIB Base Maximum allocated to Non-Special Funds on a pro-rata basis. The resulting increase in the MGIB Base and the MGIB Base Maximum for Special Funds equals the reduction in the MGIB Base and MGIB Base Maximum for Non-Special Funds. Transfers to one or more Special Funds could reduce the MGIB Benefit. The MGIB Rate is currently 7%. The Company may at its discretion discontinue offering this rate. The MGIB Rate is an annual effective rate.

        2. WE THEN DETERMINE THE FLOOR. The floor will be calculated in the same manner as the MGIB Base described above, except as follows: If you transfer contract value to a Special Fund, the floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the MGIB Rate described above, subject to the age limit and the Maximum described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals will reduce the floor as described for the MGIB Base above.

                                       K5

        3. THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING THE GREATER OF THE MINIMUM FLOOR AND YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT AND PREMIUM TAXES) BY THE APPLICABLE INCOME FACTOR, AND THEN DIVIDING BY $1,000. The MGIB Income Options are available under the MGIB Rider:

             (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

             (ii) Income for a 20-30 Year Period Certain; or

             (iii)Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

     On the MGIB Benefit Date, we would apply the greater of the floor and the MGIB Benefit Base under the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

     Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

     PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before the MGIB rider can be exercised.

     THE MGIB BENEFIT DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary next following or is incident with exercise of your option to annuitize after a ten-year waiting period from the contract date. If you added the MGIB rider at any other time, your MGIB Benefit Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuities under the MGIB rider.

     NO CHANGE OF ANNUITANT. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

     NOTIFICATION. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN THE MORE FAVORABLE STREAM OF INCOME PAYMENTS, AND DIFFERENT TAX CONSEQUENCES, UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

                                       K6

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB) RIDER. The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments equal to all premium payments paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7% of your adjusted Eligible Payment Amount. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see "Optional Rider Charges." Your original Eligible Payment Amount depends on when you purchase the MGWB rider and is:

          (i) if you purchased the MGWB rider on the contract date, your premium payments received during the first two contract years; or

          (ii) if you purchased the MGWB rider after the contract date, your contract value on the rider date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the rider date.

     THE MGWB WITHDRAWAL ACCOUNT. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount, tracked separately for Special and Non-Special Funds, adjusted for any withdrawals and transfers between Special and Non-Special Funds. THE MGWB WITHDRAWAL ACCOUNT EQUALS THE SUM OF (A) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO NON-SPECIAL FUNDS, AND (B) THE LESSER OF (1) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO SPECIAL FUNDS AND (2) THE CONTRACT VALUE IN THE SPECIAL FUNDS. THUS, INVESTING IN THE SPECIAL FUNDS MAY LIMIT THE MGWB WITHDRAWAL ACCOUNT. However, the MGWB Withdrawal Account is also subject to a "floor" which may partially offset the effects of investing in Special Funds.

Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal for Non-Special Funds and pro-rata for Special Funds, based on the source of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in the MGWB Withdrawal Account of the Special and Non-Special Funds by the proportion that the withdrawal bears to the Contract Value of the Special and Non-Special Funds, respectively, at the time of the withdrawal. If a single withdrawal involves both Special and Non-Special Funds and causes the 7% to be exceeded, the withdrawal will be treated as taken first from Non-Special Funds. Any withdrawals greater than 7% per year of the Eligible Payment Amount will also cause a reduction in the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB Withdrawal Account is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero. If the MGWB Withdrawal Account is greater than the floor and a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Special Funds to Non-Special Funds will reduce the MGWB Withdrawal Account allocated to Special Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Non-Special Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Special Funds and the net contract value transferred.

Net transfers from Non-Special Funds to Special Funds will reduce the MGWB Withdrawal Account allocated to Non-Special Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Special Funds equals the reduction in the MGWB Withdrawal Account for Non-Special Funds.

     THE FLOOR FOR YOUR MGWB WITHDRAWAL ACCOUNT is equal to the Eligible Payment Amount adjusted for any withdrawals. Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the floor by the dollar amount of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment

                                       K7

Amount will cause a reduction in the floor for the MGWB Withdrawal Account and the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The floor is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero.

     If the floor is greater than the MGWB Withdrawal Account and a withdrawal reduces the floor to zero, the MGWB rider terminates and no further benefits are payable under the rider.

     GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." Making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider, will remain in force, and you may continue to make withdrawals so long as:

          (i) your contract value is greater than zero;

          (ii) your MGWB Withdrawal Account or the floor is greater than zero;

          (iii)your latest allowable annuity start date has not been reached;

          (iv) you have not elected to annuitize your Contract; and

          (v) you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero your Contract is given what we refer to as Automatic Periodic Benefit Status if the following conditions exist:

          (i) your MGWB Withdrawal Account or the floor is greater than zero;

          (ii) your latest allowable annuity start date has not been reached;

          (iii)you have not elected to annuitize your Contract; and (iv) you have not died, changed the ownership of the Contract or surrendered the Contract.

     Once your Contract is given Automatic Periodic Benefit Status, the greater of the floor and the MGWB Withdrawal Account will be treated as the MGWB Withdrawal Account to determine any rider benefits. We will pay you the annual MGWB periodic payments, beginning on the next contract anniversary equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount until the earliest of (i) your contract's latest annuity start date, (ii) the death of the owner; or (iii) until your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status (that is, your contract value is zero), we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, and (ii) payment of the Commuted Value (defined below) or (iii) the owner's death has occurred.

On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for period(s) applicable to the remaining payments. Once the last

                                       K8

MGWB periodic payment is made or we pay you the Commuted Value, your Contract and the MGWB rider terminate.

     DEATH BENEFIT DURING AUTOMATIC PERIODIC BENEFIT STATUS. If you have never withdrawn more than 7% per year of the Eligible Payment Amount and you elected the 7% Solution Enhanced Death Benefit in your Contract (or you elected the Max 7 Enhanced Death Benefit resulting in the 7% Solution Enhanced Death Benefit as the actual benefit), the death benefit otherwise payable under the terms of your Contract will remain in force during any Automatic Periodic Benefit Status. In determining the amount of the death benefit during the Automatic Periodic Benefit Status, we deem your contract value to be zero and the MGWB periodic payments reduce the enhanced death benefit by the amount of the payment. In all other cases, the death benefit payable during Automatic Periodic Benefit Status is the greater of the floor and your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments. If you elected the Max 7 Enhanced Death Benefit, then the 7% Solution and the Annual Ratchet components shall each be calculated as if each were the elected death benefit option.

     PURCHASE. To purchase the MGWB rider, your must be age 80 or younger on the Rider Date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval whichever is later.

We may be designating certain investment portfolios as "Excluded Funds". We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact the benefit under any optional rider that you have elected. If you never invest in Excluded Funds, your rider benefits will be UNAFFECTED. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR OPTIONAL RIDER BENEFITS. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

                                       K3

--------------------------------------------------------------------------------
APPENDIX L
--------------------------------------------------------------------------------

                       OPTIONAL RIDER BENEFIT CHARGES AND
                        MINIMUM GUARANTEED INCOME BENEFIT
                          FOR MAY-2002 CONTRACT OWNERS

The following is a description of the optional rider benefits for May-2002 contract owners who elected an optional rider benefit. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR OPTIONAL RIDER BENEFITS. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

OPTIONAL RIDER CHARGES

     MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

           ----------------- -----------------------------------------------
           Waiting Period    Quarterly Charge
           ----------------- -----------------------------------------------
           10 Year           0.125% of the MGAB Charge Base (0.50% annually)
           20 Year           0.125% of the MGAB Charge Base (0.50% annually)
           ----------------- -----------------------------------------------

The MGAB Charge Base is the total of (i) the MGAB Base on the rider date and
(ii) premiums during the 2-year period commencing on the rider date, reduced pro-rata for withdrawals and reduced for transfers made within the last 3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization. The MGAB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

           -------------- -----------------------------------------------
           MGIB Rate      Quarterly Charge
           -------------- -----------------------------------------------
           7%             0.125% of the MGIB Charge Base (0.50% annually)
           -------------- -----------------------------------------------

The MGIB Charge Base is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date, reduced pro-rata for all withdrawals taken while the MGIB rider is in effect, and accumulated at the MGIB Rate (7%) to the earlier of age 80 and reaching the MGIB Base Maximum. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Charge Base immediately prior to the surrender or annuitization. The MGIB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.125% (0.50% annually) of the original MGWB Eligible Payment Amount. The original MGWB Eligible Payment Amount is equal to all premiums paid during the first two contract years following the rider date. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge

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rate and your original MGWB Eligible Payment Amount immediately prior to the surrender or annuitization.

MINIMUM GUARANTEED INCOME BENEFIT (MGIB) RIDER. The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB benefit. For Contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Bond Portfolio; the ING PIMCO Core Bond Portfolio; the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account. For Contracts issued before May 1, 2003, the ING VP Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds. For Contracts issued before September 2, 2003, the ProFunds VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider Charges."

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

        (i) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the ING USA Fixed Account prospectus) on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

        (ii) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the ING USA Fixed Account prospectus) on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

        (iii)the MGIB annuity income based on your MGIB Benefit Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Benefit Base for any premium tax recovery and Market Value Adjustment (see the ING USA Fixed Account prospectus) that would otherwise apply at annuitization.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

     DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

        1. WE FIRST DETERMINE YOUR MGIB BENEFIT BASE. The MGIB Benefit Base is only a calculation used to determine the MGIB. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

             The MGIB Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value) and subsequently allocated eligible premiums,

                                       L2
             withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The MGIB Benefit Base equals the lesser of (a) and (b) where:

               a) is the Maximum MGIB Base; and

               b) is the sum of:

                    1) the MGIB Base allocated to Covered Funds;

                    2) the MGIB Base allocated to Special Funds; and

                    3) the contract value allocated to Excluded Funds.

             The Maximum MGIB Base is 200% of eligible premiums, adjusted pro-rata for withdrawals. The Maximum MGIB Base is not allocated by Fund category. The MGIB Base allocated to Covered Funds equals the eligible premiums allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the Maximum MGIB Base, and at 0% thereafter. The MGIB Base allocated to Special Funds equals the eligible premiums allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. THERE IS NO ACCUMULATION OF MGIB BASE ALLOCATED TO SPECIAL FUNDS.

             The MGIB Base allocated to Excluded Funds equals the eligible premiums allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the Maximum MGIB Base, and at 0% thereafter. THE MGIB BASE ALLOCATED TO EXCLUDED FUNDS IS USED ONLY FOR TRANSFER ADJUSTMENTS AND RIDER CHARGES. IT IS NOT USED TO DETERMINE BENEFITS. Eligible premiums are those added more than 5 years before the earliest MGIB Benefit Date. Premiums paid after that are excluded from the MGIB Base.

             The MGIB Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rate is an annual effective rate. Withdrawals reduce the MGIB Base on a pro-rata basis. The percentage reduction in the MGIB Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGIB Base in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the MGIB Base in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal.

             Net transfers from Covered Funds will reduce the MGIB Base allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Base allocated to Covered Funds.

             Net transfers from Special Funds will reduce the MGIB Base allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Covered or Excluded Funds, as applicable, will equal the reduction in the MGIB Base allocated to Special Funds.

             Net transfers from Excluded Funds will reduce the MGIB Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the net contract value transferred and the change in the MGIB Base allocated to Excluded Funds.

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

        2. THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT AND PREMIUM TAXES) BY THE APPLICABLE INCOME FACTOR, AND THEN DIVIDING BY $1,000. The MGIB Income Options are available under the MGIB Rider:

               (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

               (ii) Income for a 20-30 Year Period Certain; or

               (iii)Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

     On the MGIB Benefit Date, we would apply the MGIB Benefit Base under the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

     Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

     PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before you can annuitize under the MGIB rider.

     THE MGIB BENEFIT DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Benefit Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

     NO CHANGE OF ANNUITANT. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

     NOTIFICATION. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT. THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN THE MORE FAVORABLE STREAM OF INCOME PAYMENTS, AND DIFFERENT TAX CONSEQUENCES, UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

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--------------------------------------------------------------------------------
APPENDIX M
--------------------------------------------------------------------------------

           OPTIONAL RIDER BENEFIT CHARGES FOR YR-2003 CONTRACT OWNERS
                         AND OPTIONAL RIDER BENEFITS FOR
                      MAY-2002 AND YR-2003 CONTRACT OWNERS

The following is a description of the Minimum Guaranteed Accumulation Benefit and the Minimum Guaranteed Withdrawal Benefit for May-2002 and Yr-2003 contract owners who elected an optional rider benefit. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR OPTIONAL RIDER BENEFITS. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

OPTIONAL RIDER CHARGES

Minimum Guaranteed Accumulation Benefit rider:*

  --------------- ------------------------------ -------------------------------
  Waiting Period  As an Annual Charge            As a Quarterly Charge
  --------------- ------------------------------ -------------------------------
  10 Year         0.65% of the MGAB Charge Base  0.1625% of the MGAB Charge Base
  20 Year         0.65% of the MGAB Charge Base  0.1625% of the MGAB Charge Base
  --------------- ------------------------------ -------------------------------

            * The MGAB Charge Base is the total of premiums added during the two-year period commencing on the rider date if you purchase the rider on the contract date, or, your contract value on the rider date plus premiums added during the two-year period commencing on the rider date if you purchased the rider after the contract date, reduced pro-rata for all withdrawals taken while the MGAB rider is in effect, and reduced pro-rata for transfers made during the three year period before the MGAB Date. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers may reduce the applicable MGAB Charge Base by more than the amount withdrawn or transferred.

Minimum Guaranteed Withdrawal Benefit rider:

          ------------------------ ---------------------------------------------
          As an Annual Charge      As a Quarterly Charge
          ------------------------ ---------------------------------------------
          0.65% of contract value  0.1625% of the MGWB Eligible Payment Amount**
          ------------------------ ---------------------------------------------

            ** The MGWB Eligible Payment Amount is (i) the total of premiums and credit paid during the 2-year period commencing on the rider date if you purchase the rider on the contract date; or (ii) your contract value on the rider date plus subsequent premiums and credits applied during the two-year period commencing on the rider date.

OPTIONAL RIDER BENEFITS

     MINIMUM GUARANTEED ACCUMULATION BENEFIT RIDER (MGAB). The MGAB rider is an optional benefit which provides you with an MGAB intended to guarantee a minimum contract value at the end of a specified waiting period. Only premiums added to your Contract during the first two-year period after your rider date are included in the MGAB Base. Any additional premium payments added after the second rider anniversary are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

The MGAB is a one-time adjustment to your contract value if your contract value on the MGAB Date is less than the MGAB Base. The MGAB Date is the next business day after the applicable waiting period. We

                                       M1
calculate your Minimum Guaranteed Accumulation Benefit on this date. The MGAB rider may offer you protection if your Contract loses value during the MGAB waiting period. For a discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges."

The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and, other than for allocations to Excluded Funds and certain transfers, guarantees that your contract value at the end of ten years will at least equal your initial premium payment, reduced pro-rata for withdrawals. Transfers made within 3 years prior to the MGAB Date will also reduce the MGAB Base pro-rata. The twenty-year option has a waiting period of twenty years and, other than allocations to Special Funds or Excluded Funds, guarantees that your contract value at the end of twenty years will at least equal two times your initial premium payment, reduced pro-rata for withdrawals and reduced for transfers made within 3 years prior to the MGAB Date. If you add the 20 year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special or Excluded Funds, may prevent the MGAB Base from doubling over the waiting period.

     CALCULATING THE MGAB.  We calculate your MGAB as follows:

        1) WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

             The MGAB Base is tracked separately for Covered, Special and Excluded Funds, based on the initial allocation of premium (or contract value), subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Date. The aggregate MGAB Base equals the sum of:

             a)   the MGAB Base allocated to Covered Funds;

             b)   the MGAB Base allocated to Special Funds; and

             c) the LESSER OF the contract value allocated to Excluded Funds or MGAB Base allocated to Excluded Funds. No investment options are currently designated as Special Funds for the ten-year MGAB. The following investment options are designated as Special Funds for the twenty-year MGAB: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Bond Portfolio; the ING PIMCO Core Bond Portfolio; the ProFund VP Rising Rates Opportunity Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account.

                  For Contracts issued prior to May 1, 2003, the ING VP Bond Portfolio and the ING PIMCO Core Bond Portfolio are not designated as Special Funds. For Contracts issued prior to September 2, 2003, the ProFund VP Rising Rates Opportunity Portfolio is not designated as a Special Fund.

             No investment options are currently designated as Excluded Funds.

             The MGAB Base for both the Covered Funds and the Excluded Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers, accumulated until the MGAB Date at 0% for the ten-year MGAB and 3.5265% for the twenty-year MGAB. The MGAB Base for Special Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers. There is no accumulation of MGAB Base for Special Funds for either the ten-year or twenty-year MGAB.

             If you purchased the MGAB optional benefit rider after the contract date, your MGAB Base equals your allocated contract value, plus premiums added during the two-year period after your

                                       M2
             rider date, accumulated at the appropriate MGAB rate described above, and adjusted for withdrawals and transfers.

             We use the MGAB Charge Base to determine the periodic MGAB rider charges. The MGAB Charge Base equals the eligible premiums, adjusted for subsequent withdrawals and transfers, as allocated by fund category. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, and separate rates may apply to each. Currently, the same deduction method and rate apply to all categories.

             Withdrawals reduce the MGAB Base and MGAB Charge Base on a pro-rata basis. The percentage reduction in the MGAB Base and MGAB Charge Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal.

             Net Transfers from Covered Funds or Special Funds to Excluded Funds reduce the MGAB Base and MGAB Charge Base allocated to Covered Funds or Special Funds on a pro-rata basis. Any resulting increase in MGAB Base and MGAB Charge Base allocated to Excluded Funds will equal the reduction in the MGAB Base and MGAB Charge Base allocated to Covered Funds or Special Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.

             Net Transfers from Excluded Funds to other funds reduce the MGAB Base and MGAB Charge Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in MGAB Base and MGAB Charge Base allocated to other funds will equal the LESSER OF the contract value transferred and the change in the MGAB Base and MGAB Charge Base allocated to Excluded Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.

             Any transfer within 3 years of the MGAB Date (regardless of the funds involved) reduces the MGAB Base and MGAB Charge Base for Covered, Special or Excluded Funds, as applicable, on a pro-rata basis, based on the percentage of contract value transferred, without any corresponding increase.

        2) WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB DATE FROM YOUR AGGREGATE MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

        3) ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it on the MGAB Date to the subaccounts in which you are invested pro-rata based on the proportion of your contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Date, we will allocate the MGAB to the Liquid Assets subaccount on your behalf. After we credit the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

     PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the Rider Date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

     THE MGAB DATE. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Date is your 10th contract anniversary for the ten-year option or 20th contract anniversary for the twenty-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Date will be the first contract anniversary occurring after 10 years (for the ten-year option) or 20 years (for the

                                       M3
twenty-year option) after the rider date. The MGAB rider is not available if the MGAB Date would fall beyond the latest annuity start date.

     CANCELLATION. If you elected the twenty-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. If you purchased the MGAB rider during the 30-day period following the contract date, your one-time right to cancel the rider occurs on the tenth anniversary of your contract date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If you terminate the MGAB rider before the MGAB Date, we will not credit you with the MGAB and we will assess the pro-rata portion of the MGAB rider charge for the current quarter.

     NOTIFICATION. We will report any crediting of the MGAB in your first quarterly statement following the MGAB Date.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER (MGWB). The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero you will receive periodic payments equal to all premium payments paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7% of your adjusted Eligible Payment Amount. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see "Charges and Fees - Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information. Your original Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

          1) your premium payments received during the first two contract years, if you purchased the MGWB rider on the contract date;

          2) otherwise, your contract value on the rider date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the rider date, if you purchased the MGWB rider after the contract date.

     THE MGWB WITHDRAWAL ACCOUNT. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits. The MGWB Withdrawal Account is equal to the Eligible Payment Amount, tracked separately for Covered and Excluded Funds, adjusted for any withdrawals and transfers between Covered and Excluded Funds. THE MGWB WITHDRAWAL ACCOUNT EQUALS THE SUM OF (A) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO COVERED FUNDS, AND (B) THE LESSER OF (I) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO EXCLUDED FUNDS AND (II) THE CONTRACT VALUE IN EXCLUDED FUNDS. THUS, INVESTING IN THE EXCLUDED FUNDS MAY LIMIT THE MGWB WITHDRAWAL ACCOUNT.

No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal for Covered Funds and pro rata for Excluded Funds, based on the source of the withdrawal. Any withdrawals greater than the 7% per year of the Eligible Payment Amount will cause a reduction in the MGWB Withdrawal Account of the Covered and Excluded Funds, by the proportion that the withdrawal bears to the contract value in Covered and Excluded Funds, respectively, at the time of the withdrawal. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds. Any withdrawals greater than 7% per year of the Eligible Payment Amount will also cause a reduction in the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

                                       M4

Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds or the net contract value transferred.

     GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

          1)   your contract value is greater than zero;

          2)   your MGWB Withdrawal Account is greater than zero;

          3)   you have not reached your latest allowable annuity start date;

          4)   you have not elected to annuitize your Contract; and

          5) you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

     AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is givenAutomatic Periodic Benefit Status, if:


          1)   your MGWB Withdrawal Account is greater than zero;

          2)   you have not reached your latest allowable annuity start date;

          3)   you have not elected to annuitize your Contract; and

          4) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount, until the earliest of (i) your Contract's latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner's death.

On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%.

                                       M5

The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

     DEATH BENEFIT DURING AUTOMATIC PERIODIC BENEFIT STATUS. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

     PURCHASE. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

                                       M6

                                 ING [Lion LOGO]

               ING USA ANNUITY AND LIFE INSURANCE COMPANY ING USA

    Annuity and Life Insurance Company is a stock company domiciled in Iowa.
--------------------------------------------------------------------------------

Landmark - 131184                                                     02/13/2004

ING USA ANNUITY AND LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS

                            WELLS FARGO ING LANDMARK

--------------------------------------------------------------------------------

                                                               FEBRUARY 12, 2004

     This prospectus describes Wells Fargo ING Landmark, a group and individual deferred variable annuity contract (the "Contract") offered by ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we," "us" or "our") (formerly, Golden American Life Insurance Company). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

     The Contract provides a means for you to invest your premium payments in one or more mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. The investment portfolios available under your Contract and the portfolio managers are listed on the next page.

     You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

     REPLACING AN EXISTING ANNUITY WITH THE CONTRACT MAY NOT BE BENEFICIAL TO YOU. YOUR EXISTING ANNUITY MAY BE SUBJECT TO FEES OR PENALTIES ON SURRENDER, AND THE CONTRACT MAY HAVE NEW CHARGES.

     This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated February 13, 2004, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN ANY SUBACCOUNT THROUGH A TRUST OR FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY ANY BANK OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

     THE INVESTMENT PORTFOLIOS AND THE MANAGERS ARE LISTED ON THE NEXT PAGE.
--------------------------------------------------------------------------------

The investment portfolios available under your Contract and the portfolio managers are:

A I M CAPITAL MANAGEMENT, INC.
  ING AIM Mid Cap Growth Portfolio (Class S) (1)

ALLIANCE CAPITAL MANAGEMENT L.P.
  ING Alliance Mid Cap Growth Portfolio (Class S) (1)

EAGLE ASSET MANAGEMENT, INC.
  ING Eagle Asset Value Equity Portfolio (Class S) (1)

FIDELITY(R) MANAGEMENT & RESEARCH CO.
  Fidelity(R) VIP Equity-Income Portfolio (Class S2)
  ING FMRSM Diversified Mid Cap Portfolio (Class S) (1)

IIM B.V.
  ING Developing World Portfolio (Class S) (1)

ING INVESTMENTS, LLC
  ING VP Bond Portfolio (Class S)
  ING VP Growth Opportunities Portfolio (Class S)
  ING VP Index Plus LargeCap Portfolio (Class S)
  ING VP MagnaCap Portfolio (Class S)
  ING VP SmallCap Opportunities Portfolio
    (Class S)
  ING VP Worldwide Growth Portfolio (Class S)

J.P. MORGAN FLEMING ASSET MANAGEMENT
  (London) Ltd.
  ING JPMorgan Fleming International Portfolio
    (Class S) (2)

J.P. MORGAN INVESTMENT MANAGEMENT INC.
  ING JPMorgan Small Cap Equity Portfolio (Class S) (1)

JANUS CAPITAL MANAGEMENT LLC
  ING Janus Growth and Income Portfolio (Class S) (1)
  ING Janus Special Equity Portfolio (Class S) (1)

JENNISON ASSOCIATES LLC
  ING Jennison Equity Opportunities Portfolio
    (Class S) (1)

JULIUS BAER INVESTMENT MANAGEMENT, INC.
  ING Julius Baer Foreign Portfolio (Class S) (1)

MARSICO CAPITAL MANAGEMENT, LLC
  ING Marsico Growth Portfolio (Class S) (1)

MASSACHUSETTS FINANCIAL SERVICES COMPANY
  ING MFS Mid Cap Growth Portfolio (Class S) (1)
  ING MFS Research Portfolio (Class S) (1)

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
  ING PIMCO Core Bond Portfolio (Class S) (1)
  ING PIMCO High Yield Portfolio (Class S)

PROFUND ADVISORS LLC
  ProFund VP Bull
  ProFund VP Small-Cap

SALOMON BROTHERS ASSET MANAGEMENT, INC.
  ING Salomon Brothers All Cap Portfolio (Class S) (1)
  ING Salomon Brothers Investors Portfolio (Class S) (1)
  ING Salomon Brothers Aggressive Growth Portfolio (Class
    S)(2)

T. ROWE PRICE ASSOCIATES, INC.
  ING T. Rowe Price Capital Appreciation Portfolio
    (Class S) (1)
  ING T. Rowe Price Equity Income Portfolio (Class S) (1)

VAN KAMPEN
  ING Van Kampen Global Franchise Portfolio
    (Class S) (1)
  ING Van Kampen Growth and Income Portfolio
    (Class S) (1)
  ING Van Kampen Real Estate Portfolio (Class S) (1)

WELLS FARGO FUNDS MANAGEMENT, LLC
  Wells Fargo VT Asset Allocation Fund
  Wells Fargo VT Equity Income Fund
  Wells Fargo VT Equity Value Fund
  Wells Fargo VT Large Company Growth Fund
  Wells Fargo VT Money Market Fund
  Wells Fargo VT Small Cap Growth Fund
  Wells Fargo VT Total Return Bond Fund


     (1) The investment adviser for this portfolio is Directed Services, Inc. The portfolio manager listed is the sub-adviser. Directed Services, Inc. is an affiliated Company of ING Groep, N.V.

     (2) The investment advisor for this portfolio is ING Life Insurance and Annuity Company. The portfolio manager listed is the sub-adviser.

The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account B. We refer to the divisions as "subaccounts" and the money you place in the Fixed Account's guaranteed interest periods as "Fixed Interest Allocations" in this prospectus.

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                     PAGE

Index of Special Terms............................................  ii
Fees and Expenses.................................................   1
Condensed Financial Information...................................   4
  Accumulation Unit...............................................   4
  The Net Investment Factor.......................................   4
  Performance Information.........................................   5
  Financial Statements............................................   5
ING USA Annuity and Life Insurance Company........................   6
ING USA Separate Account B........................................   6
The Trusts and Funds..............................................   7
Covered Funds, Special Funds and Excluded
  Funds  .........................................................   8
Charges and Fees..................................................   9
  Charge Deduction Subaccount.....................................   9
  Charges Deducted from the Contract Value........................   9
      Surrender Charge............................................   9
      Waiver of Surrender Charge for Extended
         Medical Care.............................................   9
      Free Withdrawal Amount......................................  10
      Surrender Charge for Excess Withdrawals.....................  10
      Premium Taxes...............................................  10
      Administrative Charge.......................................  10
      Transfer Charge.............................................  11
  Charges Deducted from the Subaccounts...........................  11
      Mortality and Expense Risk Charge...........................  11
      Asset-Based Administrative Charge...........................  11
      Earnings Multiplier Benefit Charge..........................  11
      Optional Rider Charges......................................  11
  Trust and Fund Expenses.........................................  12
The Annuity Contract..............................................  12
  Contract Date and Contract Year ................................  12
  Contract Owner..................................................  12
  Annuity Start Date..............................................  14
  Annuitant.......................................................  14
  Beneficiary.....................................................  14
  Purchase and Availability of the Contract.......................  15
  Crediting of Premium Payments...................................  16
  Administrative Procedures.......................................  17
  Contract Value..................................................  17
  Cash Surrender Value............................................  18
  Addition, Deletion or Substitution of
      Subaccounts and Other Changes...............................  18
  The Fixed Account...............................................  19
Optional Riders...................................................  19
  Rider Date......................................................  19
  No Cancellation.................................................  19
  Termination.....................................................  19
  Minimum Guaranteed Income Benefit Rider.........................  22
  Minimum Guaranteed Withdrawal
      Benefit Rider...............................................  26
Other Contracts...................................................  28
Withdrawals.......................................................  29
Transfers Among Your Investments..................................  32
Death Benefit Choices.............................................  35
  Death Benefit During the Accumulation Phase.....................  35
      Standard Death Benefit......................................  36
      Enhanced Death Benefit Options..............................  36
      Earnings Multiplier Benefit Rider...........................  38
  Death Benefit During the Income Phase...........................  39
  Continuation After Death-- Spouse...............................  39
  Continuation After Death-- Not a Spouse.........................  39
  Required Distributions Upon Contract
      Owner's Death...............................................  40
The Annuity Options...............................................  41
Other Contract Provisions.........................................  43
Other Information.................................................  45
Federal Tax Considerations........................................  46
Statement of Additional Information
  Table of Contents...............................................  55
Appendix A
  Condensed Financial Information.................................  A1
Appendix B
  The Investment Portfolios.......................................  B1
Appendix C
  Fixed Account II................................................  C1
Appendix D
  Fixed Interest Division.........................................  D1
Appendix E
  Surrender Charge for Excess Withdrawals
      Example.....................................................  E1
Appendix F
  Withdrawal Adjustment for 7% Solution
      Death Benefit Element Examples..............................  F1
Appendix G
  Special Funds and Excluded Funds Examples.......................  G1
Appendix H
       MGWB Excess Withdrawal Amount Examples.....................  H1
Appendix I
  Death Benefits for Yr-2001 Contract Owners......................  I1
Appendix J
  Death Benefits for May-2002 and Yr-2003
      Contract Owners.............................................  J1
Appendix K
  Optional Rider Benefits for Yr-2001
      Contract Owners.............................................  K1
Appendix L
  Optional Rider Benefit Charges and Minimum
      Guaranteed Income Benefit for May-2002
      Contract Owners.............................................  L1
Appendix M
  Optional Rider Benefit Charges for Yr-2003
      Contracts Owners and Optional Benefit
      Riders for May-2002 and Yr-2003
      Contract Owners.............................................  M1

--------------------------------------------------------------------------------
INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

    SPECIAL TERM                                           PAGE
    --------------------------------------------------------------
    Accumulation Unit                                          4
    Annuitant                                                 14
    Annuity Start Date                                        14
    Cash Surrender Value                                      18
    Contract Date                                             12
    Claim Date                                                35
    Contract Owner                                            12
    Contract Value                                            17
    Contract Year                                             12
    Covered Fund                                               8
    Earnings Multiplier Benefit                               38
    Excluded Fund                                              8
    Free Withdrawal Amount                                    10
    Max 7 Enhanced Death Benefit                              38
    Net Investment Factor                                      4
    Net Rate of Return                                         5
    Quarterly Ratchet Enhanced Death Benefit                  37
    Restricted Funds                                           8
    Rider Date                                                19
    7% Solution Death Benefit Element                         36
    Special Fund                                               8
    Standard Death Benefit                                    36

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

    TERM USED IN THIS PROSPECTUS         CORRESPONDING TERM USED IN THE CONTRACT
    ----------------------------------------------------------------------------
    Accumulation Unit Value              Index of Investment Experience
    Annuity Start Date                   Annuity Commencement Date
    Contract Owner                       Owner or Certificate Owner
    Contract Value                       Accumulation Value
    Transfer Charge                      Excess Allocation Charge
    Fixed Interest Allocation            Fixed Allocation
    Free Look Period                     Right to Examine Period
    Guaranteed Interest Period           Guarantee Period
    Subaccount(s)                        Division(s)
    Net Investment Factor                Experience Factor
    Regular Withdrawals                  Conventional Partial Withdrawals
    Withdrawals                          Partial Withdrawals

--------------------------------------------------------------------------------
FEES AND EXPENSES
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer contract value between investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES 1

     Surrender Charge:

         COMPLETE YEARS ELAPSED         0       1       2        3       4+
            SINCE PREMIUM PAYMENT
         SURRENDER CHARGE               6%      5%      4%      3%       0%

     Transfer Charge 2................................  $25 per transfer, if you make more than 12 transfers in a contract year

     1 If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

     2    We currently do not impose this charge, but may do so in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Trust or Fund fees and expenses.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE 3....................................  $30
     (We waive this charge if the total of your premium payments is $100,000 or more or if your contract value at the end of a contract year is $100,000 or more.)

     3    We deduct this charge on each contract anniversary and on surrender.

SEPARATE ACCOUNT ANNUAL CHARGES 4

     ---------------------------------------------------------------------------
                                                         ENHANCED DEATH BENEFITS
                                            STANDARD     -----------------------
                                             DEATH       QUARTERLY
                                            BENEFIT       RATCHET          MAX 7
     ---------------------------------------------------------------------------
     Mortality & Expense Risk Charge          1.50%        1.75%           1.95%
     Asset-Based Administrative Charge        0.15%        0.15%           0.15%
         Total                                1.65%        1.90%           2.10%
     ---------------------------------------------------------------------------

     4 As a percentage of average daily assets in each subaccount. The Separate Account Annual Charges are deducted daily.


EARNINGS MULTIPLIER BENEFIT RIDER CHARGE 5

     -------------------------------------------------------------------
     As an Annual Charge          As a Quarterly Charge
     -------------------------------------------------------------------
     0.30% of contract value      0.075% of contract value
     -------------------------------------------------------------------

     5 We deduct the rider charge from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the rider charge will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

OPTIONAL RIDER CHARGES 6

     MINIMUM GUARANTEED INCOME BENEFIT RIDER:

     ---------------------------------------------------------------------------------------
     MGIB Rate        As an Annual Charge                   As a Quarterly Charge
     ---------------------------------------------------------------------------------------
     7%               0.75% of the MGIB Charge Base7        0.1875% of the MGIB Charge Base7
     ---------------------------------------------------------------------------------------

     MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER:

     -------------------------------------------------------------------
     As an Annual Charge          As a Quarterly Charge
     -------------------------------------------------------------------
     0.35% of contract value      0.0875% of contract value
     -------------------------------------------------------------------

     6 We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

     7 The MGIB Charge Base generally depends on the amount of premiums you pay during the first five contract years after you purchase the rider, when you pay the premiums, less a pro-rata deduction for any withdrawal made while the MGIB rider is in effect and accumulated at the MGIB Rate. The MGIB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers between Covered, Special and Excluded Funds may reduce the applicable MGIB Charge Base by more than the amount withdrawn or transferred.

TRUST OR FUND EXPENSES

The next item shows the minimum and maximum total operating expenses charged by the Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.

     ---------------------------------------------------------------------------
     TOTAL ANNUAL TRUST OR FUND OPERATING EXPENSES      MINIMUM     MAXIMUM
     ---------------------------------------------------------------------------
     (expenses that are deducted from Trust or Fund
     assets, including management fees, distribution
     and/or service (12b-1) fees8, and other expenses):    0.71%      2.07%
     ---------------------------------------------------------------------------

     8 The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

The following table shows the annual operating expenses separately for each Trust or Fund.

FUND EXPENSE TABLE1

The column labeled "Total Fund Annual Expenses Without Waivers or Reductions" shows the total annual operating expenses charged by a Trust or Fund, absent expense reimbursement or fee waiver arrangements. The column labeled "Net Fund Annual Expenses After Waviers or Reductions" shows such total annual operating expenses after applicable expense reimbursement or fee waiver arrangements where such reimbursement or waiver is expected to continue through December 31, 2004. Expenses shown are actual expenses as of 12/31/02 unless otherwise noted.

                                                                                  TOTAL FUND
                                                        DISTRIBUTION                ANNUAL
                                                           AND/OR                  EXPENSES       TOTAL       EXPENSES
                                            INVESTMENT     SERVICE                  WITHOUT      WAIVERS       AFTER
                                             ADVISORY      (12B-1)     OTHER      WAIVERS OR        OR       WAIVERS OR
FUND NAME                                      FEES          FEE      EXPENSES    REDUCTIONS    REDUCTIONS   REDUCTIONS
-----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio
  (Class S2)                                   0.48%        0.25%       0.10%        0.83%         0.00%        0.83%
ING AIM Mid Cap Growth Portfolio (Class S)     0.69%        0.25%       0.01%        0.95%         0.00%        0.95%
ING Alliance Mid Cap Growth Portfolio
  (Class S)                                    0.78%        0.25%       0.02%        1.05%         0.00%        1.05%
ING Developing World Portfolio (Class S)       1.50%        0.25%       0.01%        1.76%         0.00%        1.76%
ING Eagle Asset Value Equity Portfolio
  (Class S)                                    0.69%        0.25%       0.01%        0.95%         0.00%        0.95%
ING FMR Diversified Mid Cap Portfolio
  (Class S)                                    0.75%        0.25%       0.01%        1.01%         0.00%        1.01%
ING Janus Growth and Income Portfolio
  (Class S)                                    0.85%        0.25%       0.01%        1.11%         0.00%        1.11%
ING Janus Special Equity Portfolio (Class
  S)                                           0.85%        0.25%       0.01%        1.11%         0.00%        1.11%
ING Jennison Equity Opportunities
  Portfolio (Class S)                          0.69%        0.25%       0.01%        0.95%         0.00%        0.95%
ING JPMorgan Fleming International
  Portfolio
  (Service Class)                              0.80%        0.25%       0.20%        1.25%         0.00%        1.25%
ING JPMorgan Small Cap Equity Portfolio
  (Class S)                                    0.90%        0.25%       0.01%        1.16%         0.00%        1.16%
ING Julius Baer Foreign Portfolio (Class S)    1.00%        0.25%       0.01%        1.26%         0.00%        1.26%
ING Marsico Growth Portfolio (Class S)         0.78%        0.25%       0.01%        1.04%         0.00%        1.04%
ING MFS Mid Cap Growth Portfolio (Class S)     0.64%        0.25%       0.02%        0.91%         0.00%        0.91%
ING MFS Research Portfolio (Class S)           0.64%        0.25%       0.02%        0.91%         0.00%        0.91%
ING PIMCO Core Bond Portfolio (Class S)        0.66%        0.25%       0.02%        0.93%         0.00%        0.93%
ING Salomon Brothers Aggressive Growth
  Portfolio
  (Service Class)                              0.69%        0.25%       0.13%        1.07%         0.00%        1.07%
ING Salomon Brothers All Cap Portfolio
  (Class S)                                    0.75%        0.25%       0.01%        1.01%         0.00%        1.01%
ING Salomon Brothers Investors Portfolio
  (Class S)                                    0.75%        0.25%       0.01%        1.01%         0.00%        1.01%
ING T. Rowe Price Capital Appreciation
  Portfolio
  (Class S)                                    0.69%        0.25%       0.01%        0.95%         0.00%        0.95%
ING T. Rowe Price Equity Income Portfolio
  (Class S)                                    0.69%        0.25%       0.01%        0.95%         0.00%        0.95%
ING Van Kampen Global Franchise Portfolio
  (Class S)                                    1.00%        0.25%       0.01%        1.26%         0.00%        1.26%
ING Van Kampen Growth and Income Portfolio
  (Class S)                                    0.69%        0.25%       0.01%        0.95%         0.00%        0.95%
ING Van Kampen Real Estate Portfolio
  (Class S)                                    0.69%        0.25%       0.01%        0.95%         0.00%        0.95%
ING VP Bond Portfolio (Class S)                0.40%        0.25%       0.09%        0.74%         0.00%        0.74%
ING VP Growth Opportunities Portfolio
  (Service Class)                              0.75%        0.25%       0.58%        1.58%         0.48%        1.10%
ING VP Index Plus LargeCap Portfolio
  (Class S)                                    0.35%        0.25%       0.11%        0.71%         0.00%        0.71%
ING VP MagnaCap Portfolio (Service Class)      0.75%        0.25%       0.45%        1.45%         0.35%        1.10%
ING VP SmallCap Opportunities Portfolio
  (Service Class)                              0.75%        0.25%       0.49%        1.49%         0.39%        1.10%
ING VP Worldwide Growth Portfolio (Service
  Class)                                       1.00%        0.25%       0.82%        2.07%         0.84%        1.23%
PIMCO High Yield Portfolio (Class S)           0.25%        0.15%       0.36%        0.76%         0.00%        0.76%
ProFund VP Bull                                0.75%        0.25%       0.91%        1.91%         0.00%        1.91%
ProFund VP Small-Cap                           0.75%        0.25%       0.97%        1.97%         0.00%        1.97%
Wells Fargo VT Asset Allocation Fund           0.55%        0.25%       0.23%        1.03%         0.00%        1.03%
Wells Fargo VT Equity Income Fund              0.55%        0.25%       0.30%        1.10%         0.00%        1.10%
Wells Fargo VT Equity Value Fund               0.55%        0.25%       0.48%        1.28%         0.00%        1.28%
Wells Fargo VT Large Company Growth Fund       0.55%        0.25%       0.29%        1.09%         0.00%        1.09%
Wells Fargo VT Money Market Fund               0.40%        0.25%       0.32%        0.97%         0.00%        0.97%
Wells Fargo VT Small Cap Growth Fund           0.75%        0.25%       0.33%        1.33%         0.00%        1.33%
Wells Fargo VT Total Return Bond Fund          0.45%        0.25%       0.33%        1.03%         0.00%        1.03%

Footnotes to the "Fund Expense Table"

     1 The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the above table or in the example below.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annul expenses, and Trust or Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds. Specifically, the Example assumes election of the Max 7 Enhanced Death Benefit and election of the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually. The Example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.04% of assets. The Example also assumes you elected an optional benefit rider with the highest cost, an assumed charge of 1.14% annually, where the rider base is equal to the initial premium and increases by 7% annually, and the rider charge is assessed each quarter on a base equal to the hypothetical $10,000 premium increasing at 7% per year. The assumed annual rider charge of 1.14% results from the assumption of a 7% annual increase in the rider base but only a 5% earnings increase in the contract value before expenses. Thus, 1.14% represents an annual charge over the 10-year period which is equivalent to a charge of 0.1875% of rider base per quarter over the same period. Note that surrender charges may apply if you choose to annuitize your Contract within the first 4 contract years.

The Example reflects the maximum charges for February-2004 contract owners. If you elect different options or are not a February-2004 contract owner, your expenses will be lower. The example also takes into account contractual limitations on Trust or Fund expenses that require reimbursement or waiver of expenses, but only for the period of the contractual limitation.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

--------------------------------------------------------------------------------
1)   If you surrender your contract at the end of the applicable time period:
               1 year         3 years        5 years        10 years
               $1,163         $2,079         $2,779         $5,470
2)   If you annuitize at the end of the applicable time period:
               1 year         3 years        5 years        10 years
               $1,163         $2,079         $2,779         $5,470
3)   If you do not surrender your contract:
               1 year         3 years        5 years        10 years
               $563           $1,679         $2,779         $5,470
--------------------------------------------------------------------------------

Compensation is paid for the sale of the Contracts. For information about this compensation, see "Selling the Contract."

--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

ACCUMULATION UNIT

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of ING USA Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A -- Condensed Financial Information. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the Contract.

THE NET INVESTMENT FACTOR

The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

     1) We take the net asset value of the subaccount at the end of each business day.

     2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

     3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

     4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from the subaccount.

Calculations for the subaccounts are made on a per share basis.

The Net Rate of Return equals the Net Investment Factor minus one.

PERFORMANCE INFORMATION

From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Wells Fargo VT Money Market subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. We will base total return figures on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Wells Fargo VT Money Market subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Wells Fargo VT Money Market subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming no surrender. YOU SHOULD BE AWARE THAT THERE IS NO GUARANTEE THAT THE WELLS FARGO VT MONEY MARKET SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL RETURN.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

FINANCIAL STATEMENTS

The following statements for Golden American Separate Account B (now ING USA Annuity and Life Insurance Company Separate Account B) are included in the Statement of Additional Information: the statement of assets and liabilities as of December 31, 2002, along with the related statement of operations for the year then ended and the statements of changs in net assets for each of the two years then ended; also, the statement of assets and liabilities as of September 30, 2003, along with the statements of operations and changes in net assets for the nine months then ended.

The following consolidated financial statements for Golden American (now ING USA Annuity and Life Insurance Company) are included in the Statement of Additional
Information: the consolidated balance sheets for the years ended December 31, 2002 and 2001, along with the consolidated income statements, statements of changes in shareholder's equity, and statements of cash flows for the three years ended December 31, 2002; also, the condensed consolidated balance sheet as of September 30, 2003, along with the condensed consolidated statement of income for the three and nine months ended September 30, 2003 and 2002, and the condensed consolidated statements of changes in shareholder's equity and statements of cash flows for the nine months ended September 30, 2003 and 2002. The financial statements of Golden American presented have not been restated for the effects of Golden's merger in 2004 with United Life and Annuity Insurance Company, USG Annuity and Life Insurance Company and Equitable of Iowa Life Insurance Company.

--------------------------------------------------------------------------------
ING USA ANNUITY AND LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) ("ING USA") is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings, Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in the Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. Golden American's consolidated financial statements appear in the Statement of Additional Information.

Lion Connecticut is the holding company for Directed Services, Inc., the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, LLC, portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively. ING also owns Baring International Investment Limited, another portfolio manager of the ING Investors Trust.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

--------------------------------------------------------------------------------
ING USA SEPARATE ACCOUNT B
--------------------------------------------------------------------------------

ING USA Separate Account B (formerly Golden American Separate Account B) ("Separate Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 as amended (the "1940 Act"). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

Note: We currently offer other variable annuity contracts that invest in Separate Account B, but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."

--------------------------------------------------------------------------------
THE TRUSTS AND FUNDS
--------------------------------------------------------------------------------

YOU WILL FIND INFORMATION ABOUT THE TRUSTS AND FUNDS CURRENTLY AVAILABLE UNDER YOUR CONTRACT IN APPENDIX B -- THE INVESTMENT PORTFOLIOS. A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH TRUST OR FUND MAY BE OBTAINED BY CALLING OUR CUSTOMER SERVICE CENTER AT 800-366-0066. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

--------------------------------------------------------------------------------
RESTRICTED FUNDS
--------------------------------------------------------------------------------

We may, with 30 days notice to you, designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may also change the limitations on existing contracts with respect to new premiums added to investment portfolios and with respect to new transfers to investment portfolios. We may establish any limitations, at our discretion, as a percentage of premium or contract value, or as a specified dollar amount, and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. If we designate an investment option as a Restricted Fund or set applicable limitations, such change will apply only to transactions made after the designation.

We limit your investment in the Restricted Funds on an aggregate basis for all Restricted Funds and for each individual Restricted Fund. Currently, we limit an investment in Restricted Funds to the following limitations: no more than $999,999,999, and no more than 30 percent of contract value. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Funds has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Funds. However, if the contract value in the Restricted Funds exceed the aggregate limit, if you take a withdrawal, it must come from either the Restricted Funds or pro-rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will not permit a transfer to the Restricted Funds if it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the multiple reallocations lower the percentage of total contract value in Restricted Funds, we will permit the reallocation even if the percentage of contract value in a Restricted Fund is greater than its limit.

Please see "Withdrawals" and "Transfers Among Your Investments" in this prospectus for more information on the effect of Restricted Funds.

--------------------------------------------------------------------------------
COVERED FUNDS, SPECIAL FUNDS AND EXCLUDED FUNDS
--------------------------------------------------------------------------------

For purposes of determining death benefits and benefits under the optional benefit riders (but not the earnings multiplier benefit rider), we assign the investment options to one of three categories of funds. The categories are:

     1)   Covered Funds;

     2)   Special Funds; and

     3)   Excluded Funds.

Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the death benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to Excluded Funds do not participate in any guaranteed benefits, due to their potential for volatility. No investment options are currently designated as Excluded Funds.

Designation of investment options under these categories may vary by benefit. For example, we may designate an investment option a Special Fund for purposes of calculating a benefit under an optional benefit rider, but not a death benefit, or for calculating one death benefit and not another. We may, with 30 days notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option. Please see Appendix G for examples.

--------------------------------------------------------------------------------
CHARGES AND FEES
--------------------------------------------------------------------------------

We deduct the contract charges described below to compensate us for our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. If there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

CHARGE DEDUCTION SUBACCOUNT

You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Wells Fargo VT Money Market subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, we will deduct the charges as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE

We deduct the following charges from your contract value:

     SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 4-year period from the date we receive and accept a premium payment. We base the surrender charge on a percentage of each premium payment withdrawn. The surrender charge is based on the amount requested for withdrawal. The surrender charge is deducted from the contract value remaining after you have received the amount requested for withdrawal. This charge is intended to cover sales expenses that we have incurred. We may reduce or waive the surrender charge in certain situations. We will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

     COMPLETE YEARS ELAPSED          0       1        2       3       4+
        SINCE PREMIUM PAYMENT
     SURRENDER CHARGE                6%      5%      4%       3%      0%

     WAIVER OF SURRENDER CHARGE FOR EXTENDED MEDICAL CARE. We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60-day period and we receive your request for the surrender or withdrawal, together with all required documentation at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or (ii) you are first diagnosed by a qualified medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information. The waiver of surrender charge may not be available in all states.

     FREE WITHDRAWAL AMOUNT. The Free Withdrawal Amount is the greater of (i) any earnings less previous withdrawals, and (ii) 10% of premium payments paid within 4 years prior to the date of withdrawal and not previously withdrawn, less any previous withdrawals taken in the same contract year.

     SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the Internal Revenue Code (the "Code"). We consider a withdrawal to be an excess withdrawal when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. When you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. ANY WITHDRAWAL FROM A FIXED INTEREST ALLOCATION MORE THAN 30 DAYS BEFORE ITS MATURITY DATE WILL TRIGGER A MARKET VALUE ADJUSTMENT. See Appendix C and the Fixed Account II prospectus for more information.

For the purpose of calculating the surrender charge for an excess withdrawal:
(i) we treat premiums as being withdrawn on a first-in, first-out basis; and
(ii) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix E. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

     PREMIUM TAXES. We may charge for state and local premium taxes depending on your state of residence. These taxes can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.
We deduct the premium tax from your contract value or from the MGIB Base, if exercised, on the annuity start date. However, some jurisdictions impose a premium tax at the time initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the annuity start date.

     ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each contract anniversary. If you surrender your Contract prior to a contract anniversary, we deduct an administrative charge when we determine the cash surrender value payable to you. The charge is $30 per Contract. We waive this charge if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more or under other under conditions established by ING USA. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

     TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. The charge will not apply to any transfers due to the election of dollar cost averaging or automatic rebalancing.

CHARGES DEDUCTED FROM THE SUBACCOUNTS

     MORTALITY AND EXPENSE RISK CHARGE. The amount of the mortality and expense risk charge depends on the death benefit you have elected. We deduct the charge each business day based on the assets you have in each subaccount. If there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of Contracts.

     --------------------------------------------------------------------
                              QUARTERLY RATCHET             MAX 7
          STANDARD                 ENHANCED                ENHANCED
       DEATH BENEFIT            DEATH BENEFIT           DEATH BENEFIT
     --------------------------------------------------------------------
                 ANNUAL                  ANNUAL                  ANNUAL
                 CHARGE                  CHARGE                  CHARGE
                EXPRESSED               EXPRESSED               EXPRESSED
     ANNUAL     AS DAILY     ANNUAL     AS DAILY     ANNUAL     AS DAILY
     CHARGE       RATE       CHARGE       RATE       CHARGE       RATE

      1.50%     0.004141%     1.75%     0.004837%     1.95%     0.005395%
     --------------------------------------------------------------------

A description of the mortality and expense risk charges for contract owners other than Yr-2004 contract owners is included in the appendices. See "The Annuity Contract -- Contract Owner Categories." PLEASE RETAIN THIS PROSPECTUS AND THE APPENDIX THAT IS APPLICABLE TO YOU SO YOU WILL HAVE IT FOR FUTURE REFERENCE.

     ASSET-BASED ADMINISTRATIVE CHARGE. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. We deduct the charge from your assets in each subaccount on each business day at the rate of 0.000411% for each day since the previous business day.

     EARNINGS MULTIPLIER BENEFIT CHARGE. Subject to state availability, you may purchase the earnings multiplier benefit rider for a non-qualified Contract either at issue or on the next contract anniversary following the introduction of the benefit in your state, if later. So long as the rider is in effect, we will deduct a separate quarterly charge for the rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccounts, we will deduct the charges from your Fixed Interest Allocations starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date, and so on. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current contract value immediately prior to the surrender or annuitization. The quarterly charge for the earnings multiplier benefit rider is 0.075% (0.30% annually). For a description of the rider, see "Earnings Multiplier Benefit Rider."

OPTIONAL RIDER CHARGES. Subject to state availability, you may purchase one of two optional benefit riders that you may elect at issue. So long as the rider is in effect, we will deduct a separate quarterly charge for each optional benefit rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charges from your Fixed Interest Allocations nearest their maturity date. We deduct each rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. For a description of the riders and the defined terms used in connection with the riders, see "The Annuity Contract -- Optional Riders."

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The charge for the MGIB rider is as follows:

     ---------------------------------------------------------------------------------------
     MGIB Rate        As an Annual Charge                   As a Quarterly Charge
     ---------------------------------------------------------------------------------------
     7%               0.75% of the MGIB Charge Base         0.1875% of the MGIB Charge Base
     ---------------------------------------------------------------------------------------

     MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The annual charge for the MGWB rider is 0.35% (0.0875% quarterly) of the contract value. The charge is deducted from the contract value on each quarterly contract anniversary date, in arrears. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate immediately prior to the surrender or annuitization.

Please see the appendix that is applicable to you for the optional rider charges under your Contract.

TRUST AND FUND EXPENSES

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, certain portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and certain portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio. See "Fees and Expenses -- Trust or Fund Expenses."

--------------------------------------------------------------------------------
THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and Funds through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account. See Appendix C and the Fixed Account II prospectus for more information on the Fixed Interest Allocation and Fixed Account.

CONTRACT DATE AND CONTRACT YEAR

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

CONTRACT OWNER

You are the contract owner. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, we will treat this as a change of contract owner for determining the death benefit (likely a taxable event). If no beneficial owner of the trust has been designated, the availability of Enhanced Death Benefits will be based on the age of the annuitant at the time you purchase the Contract.

     CONTRACT OWNER CATEGORIES. There are four categories of contract owners covered by this prospectus. For ease of reference, they are called Yr-2001, May-2002, Yr-2003 and Yr-2004 contract owners. If you are a contract owner, the category of your Contract is indicated on your quarterly statements. If you are unsure which category applies to you, please call our Customer Service Center. The telephone number is (800) 366-0066. The following is a general description of the categories:

--------------------------------------------------------------------------------
YR-2001: Contracts under which the determination of benefits when there are allocations to Special Funds is based on the better of the original Yr-2001 benefit calculation and the Special Funds "floor" (as available in the state of issue at the time of purchase).
--------------------------------------------------------------------------------
MAY-2002: Contracts purchased on or after May 1, 2002, under which the determination of benefits when there are allocations to Special Funds is the same as the Special Funds "floor," but all withdrawals are pro-rata (as available in the state of issue at the time of purchase).
--------------------------------------------------------------------------------
YR-2003: Contracts purchased on or after February 4, 2003 which have the same death benefits and living benefits as May-2002 Contracts, but have a different calculation of the Minimum Guaranteed Income Benefit and higher charges for all three living benefit optional riders (as available in the state of issue at the time of purchase).
--------------------------------------------------------------------------------
YR-2004: Contracts purchased on or after February 13, 2004 which offer the Quarterly Ratchet Death Benefit, do not offer the 7% Solution Death Benefit, do not offer the Minimum Guaranteed Accumulation Benefit and offer a Minimum Guaranteed Withdrawal Benefit with reset and step-up benefit options (as available in the state of issue at the time of purchase).
--------------------------------------------------------------------------------

A description of benefits and charges for Yr-2001, May-2002 and Yr-2003 contract owners is included in the appendices to this prospectus, to the extent they differ from those described in this prospectus for Yr-2004 contract owners. PLEASE RETAIN THIS PROSPECTUS AND THE APPENDIX THAT IS APPLICABLE TO YOU SO YOU WILL HAVE IT FOR FUTURE REFERENCE.

     JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the Standard Death Benefit option. The earnings multiplier benefit rider is not available when there are joint owners.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See "Change of Contract Owner or Beneficiary" below. If you have elected an Enhanced Death Benefit, and you add a joint owner, the Enhanced Death Benefit from the date of change will end. If the older joint owner is attained age 85 or under, the Standard Death Benefit will apply. If the older joint owner is attained age 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. If you elected the earnings multiplier benefit rider, it will terminate if you add a joint owner. Note that returning a Contract to single owner status will not restore any Enhanced Death

Benefit or the earnings multiplier benefit. Unless otherwise specified, the term "age" when used for joint owners shall mean the age of the oldest owner.

ANNUITY START DATE

The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

ANNUITANT

The annuitant is the person designated by you to be the measuring life in determining annuity payments. You are the annuitant unless you name another annuitant in the application. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. You may not change the annuitant after the Contract is in effect.

If the contract owner is an individual, and the annuitant dies before the annuity start date and you have named a contingent annuitant, the contingent annuitant becomes the annuitant. If the annuitant dies before the annuity start date and there is no contingent annuitant, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

If the contract owner is not an individual, and the annuitant dies before the annuity start date, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if you are not an individual.

BENEFICIARY

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, we pay the death benefit proceeds to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

     CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the Contract, the amount of the earnings multiplier benefit, if applicable, and the continuation of any other optional rider that you have elected. The new owner's age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner's death will determine when a death benefit is payable.

If you have elected the Standard Death Benefit option, the minimum guaranteed death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For the Enhanced Death Benefit options, if the new owner is age 79 or under on the date that ownership changes, the minimum guaranteed death benefit will continue. If the new owner is age 80 to 85, the Enhanced Death Benefit will end, and the death benefit will become the Standard Death Benefit. For all death benefit options, 1) if the new owner's attained age is 86 or over on the date of the ownership change, or 2) if the new owner is not an individual (other than a trust for the benefit of the owner or annuitant), the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore any Enhanced Death Benefits.

If you have elected the earnings multiplier benefit rider, and the new owner is under age 76, the rider will continue. The benefit will be adjusted to reflect the attained age of the new owner as the issue age. We will use the Maximum Base and Benefit Base percentages in effect on the original rider date to calculate the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the earnings multiplier benefit rider, the new owner may not add the rider upon the change of ownership. If you have elected another optional rider, the rider will terminate upon a change of ownership.

A change of owner likely has tax consequences. See "Federal Tax Considerations" in this prospectus.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. You may also restrict a beneficiary's right to elect an annuity option or receive a lump sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to our Customer Service Center. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

PURCHASE AND AVAILABILITY OF THE CONTRACT

We will issue a Contract only if both the annuitant and the contract owner are age 85 or younger. The initial premium payment must be $10,000 or more ($1,500 for qualified Contracts). You may make additional payments of $500 or more ($50 for qualified Contracts) at any time after the free look period, before the contract anniversary following your 86th birthday and during the accumulation phase. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval. The Contract may not be available to all ages through all broker dealers.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. YOU SHOULD NOT BUY THIS CONTRACT: (I) IF YOU ARE LOOKING FOR A SHORT-TERM INVESTMENT; (II) IF YOU CANNOT RISK GETTING BACK LESS MONEY THAN YOU PUT IN; OR (III) IF YOUR ASSETS ARE IN A PLAN WHICH PROVIDES FOR TAX-DEFERRAL AND YOU SEE NO OTHER REASON TO PURCHASE THIS CONTRACT.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See "Fees and Expenses" in this prospectus. IF YOU ARE CONSIDERING AN ENHANCED DEATH BENEFIT OPTION AND/OR THE EARNINGS MULTIPLIER BENEFIT RIDER AND YOUR CONTRACT WILL BE AN IRA, SEE "TAXATION OF QUALIFIED CONTRACTS -- INDIVIDUAL RETIREMENT ANNUITIES" AND "TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT" IN THIS PROSPECTUS.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs. If you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

CREDITING OF PREMIUM PAYMENTS

We will process your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account B, we will credit the payment at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts and/or Fixed Interest Allocation of Separate Account B specified by you within 2 business days.

We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account B at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

     1) If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid.

     2) If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with an Application Acknowledgement Statement for your execution. Until our Customer Service Center receives the executed Application Acknowledgement Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Wells Fargo VT Money Market subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

ADMINISTRATIVE PROCEDURES

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements.

CONTRACT VALUE

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (i) the contract value in the Fixed Interest Allocations, and (ii) the contract value in each subaccount in which you are invested.

     CONTRACT VALUE IN FIXED INTEREST ALLOCATIONS. The contract value in your Fixed Interest Allocation is the sum of premium payments allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

     CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Wells Fargo VT Money Market subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

     1) We take the contract value in the subaccount at the end of the preceding business day.

     2) We multiply (1) by the subaccount's Net Rate of Return since the preceding business day.

     3)   We add (1) and (2).

     4) We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.

     5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees and premium taxes.

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. See Appendix C and the ING USA Fixed Account II prospectus for a description of the calculation of cash surrender value under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), any optional benefit rider charge, and any other charges incurred but not yet deducted.

     SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE. You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at our Customer Service Center. After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Wells Fargo VT Money Market subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHARGES

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs, or if you have other outstanding instructions and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces. We will provide you with written notice before we make these changes.

We reserve the right to: (i) deregister Separate Account B under the 1940 Act;
(ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts.

We will provide you with written notice before we make any of these changes.

THE FIXED ACCOUNT

The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See Appendix C and the Fixed Account II prospectus for more information.

OPTIONAL RIDERS

Subject to state availability, you may elect one of the two optional benefit riders discussed below. YOU MAY ADD ONLY ONE OF THESE TWO RIDERS TO YOUR CONTRACT. EACH RIDER HAS A SEPARATE CHARGE. Once elected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract. Please see "Charges and Fees -- Optional Rider Charges" for information on rider charges.

The following describes the optional riders for Contracts in the Yr-2004 category. A description of the optional rider benefits for all other contract owners is included in the appendices to this prospectus, to the extent they differ from those described in the prospectus for Yr-2004 contract owners. Please retain this prospectus and the appendix that is applicable to you so you will have it for future reference.

THE OPTIONAL RIDERS MAY NOT BE AVAILABLE FOR ALL INVESTORS. YOU SHOULD ANALYZE EACH RIDER THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE YOU SELECT ONE. THE OPTIONAL RIDERS DO NOT GUARANTEE ANY RETURN OF PRINCIPAL OR PREMIUM PAYMENTS AND DO NOT GUARANTEE PERFORMANCE OF ANY SPECIFIC INVESTMENT PORTFOLIO UNDER THE CONTRACT. YOU SHOULD CONSULT A QUALIFIED FINANCIAL ADVISER IN EVALUATING THE RIDERS.

THE OPTIONAL RIDERS MAY NOT BE APPROVED IN ALL STATES. CHECK WITH OUR CUSTOMER SERVICE CENTER FOR AVAILABILITY IN YOUR STATE. THE TELEPHONE NUMBER IS (800) 366-0066.

RIDER DATE. The rider date is the date an optional benefit rider becomes effective. The rider date is also the contract date if you purchase the rider when the Contract is issued.

NO CANCELLATION. Once you purchase a rider, you may not cancel it unless you cancel the Contract during the Contract's free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel any rider. Once the Contract continues beyond the free look period, you may not cancel the rider. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

TERMINATION. The optional riders are "living benefits," which means the guaranteed benefits offered by the riders are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate if you:

     o annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or

     o die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The optional riders will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances which may cause a particular optional rider to terminate automatically are discussed below with each rider.

MINIMUM GUARANTEED INCOME BENEFIT RIDER (MGIB). The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB.

The following investment options are designated as Special Funds for purposes of calculating the MGIB: Wells Fargo VT Money Market Fund, the ING VP Bond Portfolio, the ING PIMCO Core Bond Portfolio, the Fixed Account, the Fixed Interest Division and the TSA Special Fixed Account.

No investment options are currently designated as Excluded Funds.

The MGIB Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rate is an annual effective rate.

For a discussion of the charges we deduct under the MGIB rider, see "Charges and Fees -- Optional Rider Charges." Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:

     1) your annuity income based on your contract value adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) on the MGIB Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

     2) your annuity income based on your contract value adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) on the MGIB Date applied to the then-current income factors in effect for the annuity option you selected; or

     3) the MGIB annuity income based on your MGIB Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Base for any premium tax recovery and Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) that would otherwise apply at annuitization.

The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

The MGIB Benefit Base is only a calculation used to determine the MGIB annuity income. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB Base.

The MGIB Benefit Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value) and credits, and subsequently allocated eligible premiums and any credits we add, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Date.

     DETERMINING THE MGIB CHARGE BASE: The MGIB Charge Base is the greater of the MGIB Rollup Base and the MGIB Ratchet Base.

     (i) The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

          (a)  is the MGIB Rollup Base for Covered Funds;

          (b)  is the MGIB Rollup Base for Special Funds;

          (c)  is the MGIB Rollup Base for Excluded Funds; and

     (ii) The MGIB Ratchet Base is equal to the sum of (a) and (b) where:

          (a)  is the MGIB Ratchet Base for Covered and Special Funds; and

          (b)  is the MGIB Ratchet Base for Excluded Funds.

     DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Date, we calculate your MGIB annuity income as follows:

     1) WE FIRST DETERMINE YOUR MGIB BENEFIT BASE: The MGIB Benefit Base is equal to the greater of the MGIB Rollup Benefit Base and the MGIB Ratchet Benefit Base.

          (i) The MGIB Rollup Benefit Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where:

               (a)  is the MGIB Rollup Base for Covered Funds;

               (b)  is the MGIB Rollup Base for Special Funds;

               (c)  is the contract value allocated to Excluded Funds; and

          (ii) The MGIB Ratchet Benefit Base is equal to the sum of (a) and (b) where:

               (a)  is the MGIB Ratchet Base for Covered and Special Funds; and

               (b)  is the contract value allocated to Excluded Funds.

          The Maximum MGIB Base is 300% of eligible premiums and credits adjusted pro-rata for withdrawals. The Maximum MGIB Base is not allocated by Fund category and credits.

          a)   CALCULATION OF MGIB ROLLUP BENEFIT BASE

               THE MGIB ROLLUP BASE ALLOCATED TO COVERED FUNDS equals the eligible premiums and credits allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rollup Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit Base reaching the Maximum MGIB Base, and at 0% thereafter.

               THE MGIB ROLLUP BASE ALLOCATED TO SPECIAL FUNDS equals the eligible premiums and credits allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. THERE IS NO ACCUMULATION OF MGIB ROLLUP BASE ALLOCATED TO SPECIAL FUNDS.

               THE MGIB ROLLUP BASE ALLOCATED TO EXCLUDED FUNDS equals the eligible premiums and credits allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit Base reaching the Maximum MGIB Base, and at 0% thereafter. THE MGIB ROLLUP BASE ALLOCATED TO EXCLUDED FUNDS IS USED ONLY FOR TRANSFER ADJUSTMENTS AND RIDER CHARGES. IT IS NOT USED TO DETERMINE BENEFITS.

               Eligible premiums and credits are those added more than 5 years before the earliest MGIB Benefit Date. Premiums paid and credits after that are excluded from the MGIB Rollup Base.

               The MGIB Rollup Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rollup Rate is an annual effective rate.

               Withdrawals reduce the MGIB Rollup Base on a pro-rata basis. The percentage reduction in the MGIB Rollup Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGIB Rollup Base in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the MGIB Rollup Base in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal.

               Net transfers from Covered Funds will reduce the MGIB Rollup Base allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Covered Funds.

               Net transfers from Special Funds will reduce the MGIB Rollup Base allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Special Funds.

               Net transfers from Excluded Funds will reduce the MGIB Rollup Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the net contract value transferred and the change in the MGIB Rollup Base allocated to Excluded Funds.

          B)   CALCULATION OF MGIB RATCHET BENEFIT BASE

               The MGIB RATCHET BASE FOR COVERED FUNDS AND SPECIAL FUNDS equals:

               o on the rider date, eligible premiums plus credits, or the contract value, if applicable, allocated to Covered Funds and Special Funds;

               o on each "quarterly anniversary date" prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds and Special Funds is set equal to the greater of :

                    1) the current contract value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and

                    2) the MGIB Ratchet Base for Covered Funds and Special Funds from the most recent prior quarterly anniversary date, adjusted for any new eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

               o at other times, the MGIB Ratchet Base for Covered Funds and Special Funds is the MGIB Ratchet Base from the prior quarterly anniversary date, adjusted for subsequent eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

          The MGIB RATCHET BASE FOR EXCLUDED FUNDS is calculated the same as for Covered Funds and Special Funds, but for premiums, credits, allocations, withdrawals or transfers attributable to Excluded Funds.

          Effect of Transfers on MGIB Ratchet Base:

          Net transfers from Covered or Special Funds to Excluded Funds will reduce the MGIB Ratchet Base allocated to Covered and Special Funds on a pro-rata basis. The resulting increase in the MGIB

          Ratchet Base allocated to Excluded Funds will equal the reduction in the MGIB Ratchet Base allocated to Covered and Special Funds.

          Net transfers from Excluded Funds to Covered or Special Funds will reduce the MGIB Ratchet Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Covered and Special Funds will equal the lesser of the net contract value transferred and the change in the MGIB Ratchet Base allocated to Excluded Funds.

          A "quarterly anniversary date" is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May 12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month. If the quarterly anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day.

     2) THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT, SURRENDER CHARGE AND PREMIUM TAXES) BY THE INCOME FACTOR, AND THEN DIVIDE BY $1,000.

MGIB INCOME OPTIONS

The following are the MGIB Income Options available under the MGIB Rider:

     a) Income for Life (Single Life or Joint with 100% Survivor) and 10-20 year certain;

     b)   Income for a 20-30 year period certain;

     c) Any other income plan offered by the Company in conjunction with the MGIB rider on the MGIB Benefit Date.

You may elect to have payments under MGIB Income Options (a) and (b) increase annually at 1%, 2% or 3%.

Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB Income Options available under the Rider. This option may only be exercised on a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The Contract Value will be reduced on a pro-rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and rider values.

PLEASE NOTE THAT IF YOU ELECT PARTIAL ANNUITIZATION, INCOME PAYMENTS RECEIVED WILL BE TAXED AS WITHDRAWALS. PLEASE CONSULT YOUR TAX ADVISER BEFORE MAKING THIS ELECTION, AS THE TAXATION OF PARTIAL ANNUITIZATION IS UNCERTAIN.

     PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before you can annuitize under the MGIB rider. This could reduce the MGIB.

     THE MGIB DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

     NO CHANGE OF ANNUITANT. Once you purchase the MGIB rider, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

     NOTIFICATION. On or about 30 days prior to the MGIB Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it. We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN A MORE FAVORABLE STREAM OF INCOME PAYMENTS, AND DIFFERENT TAX CONSEQUENCES, UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER (MGWB). The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments. The amount of the periodic payments is based on the amount in the MGWB Withdrawal Account.

The guarantee provides that, subject to the conditions described below, the amount you will receive in periodic payments is equal to your Eligible Payment Amount adjusted for any prior withdrawals. Your Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

     1) if you purchased the MGWB rider on the contract date: your premium payments received during the first two contract years

     2) if you purchased the MGWB rider after the contract date: your contract value on the Rider Date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the Rider Date.

To maintain the guarantee, withdrawals in any contract year may not exceed 7% of your Eligible Payment Amount adjusted, as defined below. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals and transfers between Covered and Excluded Funds. The MGWB Withdrawal Account is tracked separately for Covered and Excluded Funds. The MGWB Withdrawal Account equals the sum of (a) the MGWB Withdrawal Account allocated to Covered Funds, and (b) the lesser of (i) the MGWB Withdrawal Account allocated to Excluded Funds and (ii) the contract value in Excluded Funds. Thus, investing in the Excluded Funds may limit the MGWB Withdrawal Account. No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

The Maximum Annual Withdrawal Amount (or "MAW") is equal to 7% of the Eligible Payment Amount. Withdrawals from Covered Funds of up to the MAW will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals from Covered Funds greater than the MAW will cause a reduction in the MGWB Withdrawal Account allocated to Covered Funds by the proportion that the excess withdrawal bears to the remaining contract value in Covered Funds after the withdrawal of the MAW. All withdrawals from Excluded Funds will reduce the value of the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds.

Any withdrawals greater than the MAW will also cause a reduction in the Eligible Payment Amount by the proportion that the excess portion of the withdrawal bears to the contract value remaining after withdrawal of the MAW at the time of the withdrawal. Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account by the dollar amount of the payments. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds and the net contract value transferred.

YOU SHOULD NOT MAKE ANY WITHDRAWALS IF YOU WISH TO RETAIN THE OPTION TO ELECT THE STEP-UP BENEFIT (SEE BELOW).

The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

     GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than the MAW will reduce the Eligible Payment Amount and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

     1)   your contract value is greater than zero;

     2)   your MGWB Withdrawal Account is greater than zero;

     3)   you have not reached your latest allowable annuity start date;

     4)   you have not elected to annuitize your Contract; and

     5) you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

     AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

     1)   your MGWB Withdrawal Account is greater than zero;

     2)   you have not reached your latest allowable annuity start date;

     3)   you have not elected to annuitize your Contract; and

     4) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary until the earliest of (i) your Contract's latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or the MAW. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit

Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner's death.

On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

     RESET OPTION. Beginning on the fifth contract anniversary following the Rider Date, if the contract value is greater than the MGWB Withdrawal Account, you may choose to reset the MGWB Rider. The effect will be to terminate the existing MGWB Rider and add a new MGWB Rider ("New Rider"). The MGWB Withdrawal Account under the New Rider will equal the contract value on the date the New Rider is effective. The charge for the MGWB under the New Rider and any right to reset again will be based on the terms of the New Rider when it is issued. We reserve the right to limit the reset election to contract anniversaries only.
If you elect the reset option, the step-up benefit is not available.

     STEP-UP BENEFIT. If the Rider Date is the same as the Contract Date, beginning on the fifth contract anniversary following the Rider Date, if you have not made any previous withdrawals, you may elect to increase the MGWB Withdrawal Account, the adjusted Eligible Payment Amount and the MAW by a factor of 20%. This option is available whether or not the contract value is greater than the MGWB Withdrawal Account. If you elect the Step-Up Benefit:

     1)   we reserve the right to increase the charge for the MGWB Rider;

     2) you must wait at least five years from the Step-Up date to elect the Reset Option.

The Step-Up Benefit may be elected only one time under the MGWB Rider.

     DEATH OF OWNER.

     BEFORE AUTOMATIC PERIODIC BENEFIT STATUS. The MGWB rider terminates on the first owner's date of death (death of annuitant, if there is a non-natural owner), but the death benefit is payable. However, if the beneficiary is the owner's spouse, the spouse elects to continue the Contract, and the contract value steps up to the minimum guaranteed death benefit, the MGWB Withdrawal Account and MAW are also reset. The MGWB charge will continue at the existing rate. Reset upon spousal continuation does not affect any then existing reset option.

     DURING AUTOMATIC PERIODIC BENEFIT STATUS. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

     PURCHASE. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

For a discussion of the charges we deduct under the MGWB rider, see "Charges and Fees -- Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information.

OTHER CONTRACTS

We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could affect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

--------------------------------------------------------------------------------
WITHDRAWALS
--------------------------------------------------------------------------------

Except under certain qualified Contracts, you may withdraw all or part of your money any time during the accumulation phase and before the death of the contract owner. If you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount is the greater of (i) any earnings less previous withdrawals, and (ii) 10% of premium payments paid within 4 years prior to the date of the withdrawal and not previously withdrawn, less any withdrawals taken in the same contract year.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro-rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

If the aggregate percentage cap on allocations to the Restricted Funds has been exceeded, any subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. If a requested withdrawal would cause the percentage cap to be exceeded, the amount of the withdrawal in excess of the cap would be taken pro-rata from all variable subaccounts.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Wells Fargo VT Money Market subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive.

Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the optional benefit rider is in effect. See "Optional Riders."

We offer the following three withdrawal options:

REGULAR WITHDRAWALS

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal you take from a Fixed Interest Allocation more than 30 days before its maturity date. See Appendix C and the Fixed Account II prospectus for more information on the application of the Market Value Adjustment.

SYSTEMATIC WITHDRAWALS

You may choose to receive automatic systematic withdrawal payments (i) from the contract value in the subaccounts in which you are invested, or (ii) from the interest earned in your Fixed Interest Allocations. You may not elect the systematic withdrawal option if you are taking IRA withdrawals. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro-rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro-rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro-rata basis from all subaccounts in which contract value is invested.

You decide when you would like systematic payments to start as long as it is at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the 28th day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (i) a fixed dollar amount or (ii) an amount based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

          ----------------------------------------------------------
                                               MAXIMUM PERCENTAGE
                                                   OF PREMIUMS
          FREQUENCY                         NOT PREVIOUSLY WITHDRAWN
          ----------------------------------------------------------
          Monthly                                   0.833%
          Quarterly                                 2.50%
          Annually                                 10.00%
          ----------------------------------------------------------

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your premium payments not previously withdrawn on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature discussed below which you may add to your regular fixed dollar systematic withdrawal program.

If your systematic withdrawal is based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

We limit systematic withdrawals from Fixed Interest Allocations to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary's lifetime ("stretch"). Stretch payments will be subject to the same limitations as systematic withdrawals, and non-qualified stretch payments will be reported on the same basis as other systematic withdrawals.

     FIXED DOLLAR SYSTEMATIC WITHDRAWAL FEATURE. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 10% of your premium payments not previously withdrawn as determined on the day we receive your election of this feature. We will not recalculate the maximum limit when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustments when they exceed the applicable maximum percentage.

IRA WITHDRAWALS

If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. You may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date. If your contract date is after the 28th day of the month, your IRA withdrawal will be made on the 28th day of each month.

You may request us to calculate the amount you are required to withdraw from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

--------------------------------------------------------------------------------
TRANSFERS AMONG YOUR INVESTMENTS
--------------------------------------------------------------------------------

Between the end of the free look period and the annuity start date, you may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations. We currently do not charge you for transfers made during a contract year, but reserve the right to charge for each transfer after the twelfth transfer in a contract year. WE ALSO RESERVE THE RIGHT TO LIMIT THE NUMBER OF TRANSFERS YOU MAY MAKE AND MAY OTHERWISE MODIFY OR TERMINATE TRANSFER PRIVILEGES IF REQUIRED BY OUR BUSINESS JUDGMENT OR IN ACCORDANCE WITH APPLICABLE LAW. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Covered Funds, Special Funds and Excluded Funds and other investment portfolios may negatively impact your death benefit or rider benefits.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds or Excluded Funds, may also affect your optional rider base. See "The Annuity Contract -- Optional Riders."

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation. To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. We will determine transfer values at the end of the business day on which we receive the transfer request at our Customer Service Center. If we receive your transfer request after 4 p.m. eastern time or the close of regular trading of the New York Stock Exchange, we will make the transfer on the next business day.

Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

LIMITS IMPOSED BY UNDERLYING FUNDS. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a premium payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

LIMITS ON FREQUENT OR DISRUPTIVE TRANSFERS. The Contract is not designed to serve as a vehicle for frequent trading. Frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies and make frequent transfers should not purchase the Contract.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract owners. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract owner; and (2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract owner at a time.

We monitor transfer activity. With regard to frequent transfers, in the event that an individual's or organization's transfer activity:

1.   exceeds our then-current monitoring standard for frequent trading;

2. is identified as problematic by an underlying fund even if the activity does not exceed our monitoring standard for frequent trading; or

3. if we determine in our sole discretion that such transfer activity may not be in the best interests of other contract owners,

we reserve the right to take any necessary action to deter such activity. Such actions may include, but are not limited to, the suspension of trading privileges via facsimile, telephone, email and internet, and the limiting of trading privileges to submission by regular U.S. mail. Our current definition of frequent trading is more than one purchase and sale of the same underlying fund within a 30-day period. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, at any time without prior notice, depending on the needs of the underlying fund(s) and/or state or federal regulatory requirements.

In addition, if, due to the excessive dollar amounts of trades, even though not within our then current definition of frequent trading, an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive, we may take the same actions as are described above to limit frequent transfers.

The Company does not allow waivers to the above policy.

We currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios be received at our Customer Service Center no later than 3 p.m. eastern time.

DOLLAR COST AVERAGING

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in (i) the Wells Fargo VT Money Market subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Wells Fargo VT Money Market subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount. We will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Wells Fargo VT Money Market subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify to which subaccounts you want to transfer the dollar amount of the source account, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in "Appendix B -- The Investment Portfolios." Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

     o Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then-current allocation of contract value to the Restricted Fund(s) and the then-current value of the amount designated to be transferred to that Restricted Fund(s).

     o Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If you request more than the individual limit be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro-rata to the Restricted Funds.

     o Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING

If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. Transfers made pursuant to automatic rebalancing do not count toward the 12-transfer limit on free transfers.

You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above, in this section and in Appendix B -- The Investment Portfolios. If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis. Additional premium payments and partial withdrawals made on a pro-rata basis will not cause the automatic rebalancing program to terminate.

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DEATH BENEFIT CHOICES
--------------------------------------------------------------------------------

DEATH BENEFIT DURING THE ACCUMULATION PHASE

During the accumulation phase, a death benefit (and earnings multiplier benefit, if elected) is payable when either the contract owner, or the first of joint owners or the annuitant (when a contract owner is not an individual) dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. We calculate the death benefit value as of the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center ("claim date"). If your beneficiary wants to receive the death benefit on a date later than this, it may affect the amount of the benefit payable in the future. The proceeds may be received in a single sum, applied to any of the annuity options, or, if available, paid over the beneficiary's lifetime. (See "Systematic Withdrawals" above). A beneficiary's right to elect an annuity option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death."

Your death benefit and mortality and expense risk charge depend on the category of contract owners to which you belong and on the death benefit that you choose.

THE FOLLOWING DESCRIBES THE DEATH BENEFIT OPTIONS FOR CONTRACT OWNERS IN THE YR-2004 CATEGORY. FOR A DESCRIPTION OF THE DEATH BENEFITS APPLICABLE UNDER YOUR CONTRACT IF YOU ARE IN A DIFFERENT CATEGORY, PLEASE SEE THE APPLICABLE APPENDIX. PLEASE RETAIN THIS PROSPECTUS AND THE APPENDIX THAT IS APPLICABLE TO YOU SO YOU WILL HAVE IT FOR FUTURE REFERENCE. IF YOU ARE UNSURE OF WHICH CATEGORY APPLIES TO YOU, PLEASE CALL OUR CUSTOMER SERVICE CENTER.

You may choose one of the following Death Benefits: (i) the Standard Death Benefit, (ii) the Quarterly Ratchet Enhanced Death Benefit or (iii) the Max 7 Enhanced Death Benefit. The Quarterly Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The Enhanced Death Benefits are available only at the time you purchase your Contract. The Enhanced Death Benefits are not available where a Contract is owned by joint owners. If you do not choose a death benefit, your death benefit will be the Standard Death Benefit.

ONCE YOU CHOOSE A DEATH BENEFIT, YOU CANNOT CHANGE IT. We may stop or suspend offering any of the Enhanced Death Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the Enhanced Death Benefit. The MGWB rider may also affect the death benefit.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

We use the BASE DEATH BENEFIT to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

     1)   the contract value; or

     2)   the cash surrender value.

The STANDARD DEATH BENEFIT equals the GREATER of:

     1)   the Base Death Benefit; and

     2) the Standard Minimum Guaranteed Death Benefit ("Standard MGDB") for amounts allocated to Covered Funds plus the contract value allocated to Excluded Funds.

The Standard MGDB allocated to Covered Funds equals premiums allocated to Covered Funds less pro-rata adjustments for any withdrawals and transfers.

The Standard MGDB allocated to Excluded Funds equals premiums allocated to Excluded Funds less pro-rata adjustments for any withdrawals and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the Standard MGDB on a pro-rata basis. The percentage reduction in the Standard MGDB for each Fund category (i.e. Covered or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Standard MGDB.

     o Net transfers from Covered Funds to Excluded Funds will reduce the Standard MGDB in the Covered Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Excluded Funds will equal the decrease in the Standard MGDB in Covered Funds.

     o Net transfers from Excluded Funds to Covered Funds will reduce the Standard MGDB in Excluded Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the decrease in the Standard MGDB in Excluded Funds.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit or the Enhanced Death Benefit option elected. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund or Excluded Fund on existing Contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit.

For the period during which a portion of the contract value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The QUARTERLY RATCHET ENHANCED DEATH BENEFIT equals the greater of:

     1)   the Standard Death Benefit; and

     2) the Quarterly Ratchet Minimum Guaranteed Death Benefit ("Quarterly Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds.

No funds are currently designated as Excluded Funds for purposes of the Quarterly Ratchet MGDB.

The Quarterly Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each quarterly anniversary (three months from the contract date and each three month anniversary of that date) that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Covered Funds will be set to the greater of:

     1) the current contract value in Covered Funds (after deductions occurring as of that date); or

     2) the Quarterly Ratchet MGDB in Covered Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Covered Funds is equal to the Quarterly Ratchet MGDB in the Covered Funds from the last quarterly anniversary, adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

The Quarterly Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each quarterly anniversary that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Excluded Funds will be set to the greater of:

     1) the current contract value in Excluded Funds (after deductions occurring as of that date); or

     2) the Quarterly Ratchet MGDB in the Excluded Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Excluded Funds is equal to the Quarterly Ratchet MGDB in the Excluded Funds from the last quarterly anniversary, adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Quarterly Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Net transfers from Covered Funds to Special or Excluded Funds will reduce the Quarterly Ratchet MGDB in Covered Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the Quarterly Ratchet MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Quarterly Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Quarterly Ratchet MGDB in Excluded Funds

The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the Quarterly Ratchet Enhanced Death Benefit and the 7% Solution Death Benefit Element. Each element of the Max 7 Enhanced Death Benefit is determined independently of the other at all times.

The 7% SOLUTION DEATH BENEFIT ELEMENT is the greater of:

     1)   the Standard Death Benefit; and

     2)   the lesser of:

          a) 3 times all premium payments, adjusted for withdrawals (the "cap"); or

          b) the SUM OF the 7% Solution Minimum Guaranteed Death Benefit Element ("7% MGDB") allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.

For purposes of calculating the 7% Solution Death Benefit Element, the following investment options are designated as Special Funds: the Wells Fargo VT Money Market Fund, the ING VP Bond Portfolio, the ING PIMCO Core Bond Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account.

No investment options are currently designated as Excluded Funds.

The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds.

The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the 7% MGDB on a pro-rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro-rata basis.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

EARNINGS MULTIPLIER BENEFIT RIDER. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for issue ages 75 or under. You may add it at issue of the Contract or, if not yet available in your state, on the next contract anniversary following introduction of the rider in your state. The date on which the rider is added is referred to as the "rider effective date."

If the rider is added at issue, the rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of premiums adjusted for withdrawals ("Maximum Base"). Currently, if added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) the Maximum Base; and ii) the contract value on the claim date minus premiums adjusted for withdrawals. If added after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and ii) the contract value on the claim date minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals. The adjustment to the benefit for withdrawals is pro-rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for the earnings multiplier benefit rider and once selected, it may not be revoked. The rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see "Charges and Fees -- Earnings Multiplier Benefit Charge" for a description of the charge.

The rider is available for both non-qualified and qualified contracts. Please see the discussions of possible tax consequences in "Federal Tax
Considerations," "Individual Retirement Annuities," "Taxation of Qualified Contracts," and "Tax Consequences of Enhanced Death Benefit," in this prospectus.

DEATH BENEFIT DURING THE INCOME PHASE

If any contract owner or the annuitant dies after the annuity start date, we will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

CONTINUATION AFTER DEATH -- SPOUSE

If at the contract owner's death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the Contract as his or her own, the following will apply:

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value on that date is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the addition to the Wells Fargo VT Money Market subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit or any living benefit rider values. Any addition to contract value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the Contract elects to continue the Contract as his or her own.

The death benefits under each of the available options will continue, based on the surviving spouse's age on the date that ownership changes.

At subsequent surrender, we will waive any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner. Any premiums paid later will be subject to any applicable surrender charge.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Wells Fargo VT Money Market subaccount, or its successor.

The earnings multiplier benefit rider will continue, if the surviving spouse is eligible based on his or her attained age. If the surviving spouse is older than the maximum rider issue age, the rider will terminate. The Maximum Base and the percentages will be reset based on the adjusted contract value. The calculation of the benefit going forward will be: (i) based on the attained age of the spouse at the time of the ownership change using current values as of that date;
(ii) computed as if the rider were added to the Contract after issue and after the increase; and (iii) based on the Maximum Base and percentages in effect on the original rider date. However, we may permit the surviving spouse to elect to use the then-current Maximum Base and percentages in the benefit calculation.

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

CONTINUATION AFTER DEATH -- NOT A SPOUSE

If the beneficiary or surviving joint owner is not the spouse of the owner, the Contract may continue in force subject to the required distribution rules of the Code. See next section, "Required Distributions Upon Contract Owner's Death."

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Wells Fargo VT Money Market subaccount, or its successor.

The death benefit will then terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Wells Fargo VT Money Market subaccount, or its successor. The earnings multiplier benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH

We will not allow any payment of benefits provided under a non-qualified Contract which do not satisfy the requirements of Section 72(s) of the Code.

If any contract owner of a non-qualified Contract dies before the annuity start date, we will distribute the death benefit payable to the beneficiary as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (i) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (ii) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (iii) all rights and privileges granted by the Contract or allowed by us will belong to the spouse as contract owner of the Contract. We deem the spouse to have made this election if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is not a spouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from an owner's beneficiary who is not a spouse within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from the date of death. We will determine the death benefit as of the date we receive proof of death. Such cash payment will be in full settlement of all our liability under the Contract.

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

If a contract owner dies after the annuity start date, all of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If a Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.

EFFECT OF MGWB ON DEATH BENEFIT

If you die before Automatic Periodic Benefit Status under the MGWB rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner's spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse's death. Please see "Minimum Guaranteed Withdrawal Benefit Rider- Death of Owner" for a description of the impact of the owner's death on the MGWB Rider.

If you die during Automatic Periodic Benefit Status, the death benefit payable is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments. Please see "Minimum Guaranteed Withdrawal Benefit Rider".

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THE ANNUITY OPTIONS
--------------------------------------------------------------------------------

ANNUITIZATION OF YOUR CONTRACT

If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value, adjusted for any applicable Market Value Adjustment, on the annuity start date in accordance with the annuity option you chose.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate under applicable law), the total contract value applied to periodic income payments, and the applicable payment rate.

Our approval is needed for any option where:

     1) The person named to receive payment is other than the contract owner or beneficiary;

     2)   The person named is not a natural person, such as a corporation; or

     3) Any income payment would be less than the minimum annuity income payment allowed.

SELECTING THE ANNUITY START DATE

You select the annuity start date, which is the date on which the annuity payments commence. The annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

FREQUENCY OF ANNUITY PAYMENTS

You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

BENEFICIARY RIGHTS

A beneficiary's right to elect an annuity option or receive a lump sum may have been restricted by the contract owner. If so, such options will not be available to the beneficiary.

THE ANNUITY OPTIONS

We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed payments are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

     OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

     OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain, such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount of your Contract. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the

Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

     OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

     OPTION 4. ANNUITY PLAN. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

PAYMENT WHEN NAMED PERSON DIES

When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and ING USA. The amounts we will pay are determined as follows:

     1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. We will base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2.

     2) For Option 3, no amounts are payable after both named persons have died.

     3) For Option 4, the annuity option agreement will state the amount we will pay, if any.

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OTHER CONTRACT PROVISIONS
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REPORTS TO CONTRACT OWNERS

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report and in any confirmation notice. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (i) when the New York Stock Exchange is closed; (ii) when trading on the New York Stock Exchange is restricted; (iii) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B's net assets; or (iv) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

IN CASE OF ERRORS IN YOUR APPLICATION

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought had the age or gender not been misstated.

ASSIGNING THE CONTRACT AS COLLATERAL

You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. We will give you advance notice of such changes.

FREE LOOK

You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the Fixed Account), and (ii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Wells Fargo VT Money Market subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request in good order. We determine your contract value at the close of business on the day we void your Contract. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

SPECIAL ARRANGEMENTS

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

SELLING THE CONTRACT

Our affiliate Directed Services, Inc. ("DSI"), 1475 Dunwoody Dr., West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. DSI, a New York corporation, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

DSI does not retain any commissions or compensation paid to it by ING USA for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products. Selling firms are also registered with the SEC and are NASD member firms.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. DSI has entered into a selling agreement with Wells Fargo Securities, Inc. ("Wells Fargo") to sell the Contracts through registered representatives of Wells Fargo and its affiliated broker dealers. Wells Fargo may receive commissions of up to 7.0% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 1.25% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on the firm's practices. Commissions and annual compensation, when combined, could exceed 7.0% of total premium payments.

DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments, and/or a percentage of Contract values.

Affiliated selling firms may include Aeltus Capital, Inc., BancWest Investment Services, Inc., Baring Investment Services, Inc., Compulife Investor Services, Inc., Financial Network Investment Corporation, Financial Northeastern Corporation, Granite Investment Services, Inc. Guaranty Brokerage Services, Inc., IFG Network Securities, Inc., ING America Equities, Inc., ING Barings Corp., ING Brokers Network, LLC, ING Direct Funds Limited, ING DIRECT Securities, Inc., ING Financial Advisers, LLC, ING Furman Selz Financial Services LLC, ING Funds Distributor, LLC, ING TT&S (U.S.) Securities, Inc., Investors Financial Group, LLC, Locust Street Securities, Inc., Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc., Systematized Benefits Administrators, Inc., United Variable Services, Inc., VESTAX Securities Corporation, and Washington Square Securities, Inc.

We may also make additional payments to broker/dealers for marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts.

We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered in this prospectus.

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OTHER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion.

STATE REGULATION

We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS

We are not aware of any pending legal proceedings which involve Separate Account B as a party.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

Directed Services, Inc., the principal underwriter and distributor of the contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

INDUSTRY DEVELOPMENTS - TRADING

As with many financial services companies, the Company and affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.

LEGAL MATTERS

The legal validity of the Contracts was passed on by Kimberly J. Smith, Assistant Secretary of ING USA.

EXPERTS

The audited consolidated financial statements and schedules of Golden American as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002, along with the statement of assets and liabilities of Separate Account B as of December 31, 2002 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, appearing in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing in the SAI and in the Registration Statement, and are included in reliance on such reports given on the authority of such firm as experts in accounting and auditing.


--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

This summary references enhanced death benefits and earnings multiplier benefits that may not be available under your Contract. Please see your Contract, and "The Annuity Contract -- Optional Riders" and "Death Benefit Choices" in this prospectus.

TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS

     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for non-qualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Separate Account B, through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. It is possible that these Contract features may exceed the limits imposed by the tax law. If so, you would be treated as the owner of the Separate Account B assets that underlie your Contract and thus subject to current taxation on the income and gains from those assets. While we believe that the Contracts do not give contract owners investment control over Separate Account B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Separate Account B assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts. Qualified Contracts are subject to special rules -- see below.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.

TAXATION OF NON-QUALIFIED CONTRACTS

     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     DELAYED ANNUITY STARTING DATE. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the MGWB rider), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. The contract value that applies for this purpose is unclear in some respects. For example, the living benefits provided under the Contract, i.e., the MGAB, MGWB and MGIB, as well as the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     o    made on or after the taxpayer reaches age 59 1/2;

     o    made on or after the death of a contract owner;

     o    attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations, such as those associated with the MGIB benefit, as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

     TRANSFERS, ASSIGNMENTS AND EXCHANGES. A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.

     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. PLEASE NOTE THAT REQUIRED MINIMUM DISTRIBUTIONS UNDER QUALIFIED CONTRACTS MAY BE SUBJECT TO SURRENDER CHARGE AND/OR MARKET VALUE ADJUSTMENT, IN ACCORDANCE WITH THE TERMS OF THE CONTRACT. THIS COULD AFFECT THE AMOUNT THAT MUST BE TAKEN FROM THE CONTRACT IN ORDER TO SATISFY REQUIRED MINIMUM DISTRIBUTIONS.

     DIRECT ROLLOVERS. If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

     CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

     INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

     DISTRIBUTIONS -- IRAS. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

     o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

     o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate one or more of the following:

     o    Start date for distributions;

     o The time period in which all amounts in your account(s) must be distributed; or

     o    Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

     o Over your life or the joint lives of you and your designated beneficiary; or

     o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2004, your entire balance must be distributed to the designated beneficiary by December 31, 2009. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time-frames:

     o    Over the life of the designated beneficiary; or

     o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

     o December 31 of the calendar year following the calendar year of your death; or

     o December 31 of the calendar year in which you would have attained age 70 1/2.

In lieu of taking a distribution under these rules, a spouse who is the sole beneficiary may elect to treat the account as his or her own IRA. In such case, the surviving spouse will be able to make contributions to the account, make rollovers from the account, and defer taking a distribution until his or her age 70 1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account, makes additional contributions to the account, or fails to take a distribution within the required time period.

     ROTH IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

     DISTRIBUTIONS -- ROTH IRAS. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

     o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

     o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

     TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Distributions allocable to salary reduction contributions, but not earnings on such contributions, may also be distributed upon hardship. Certain penalties may apply.

     TSAS -- LOANS. Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, and the Code. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

     Any outstanding loan balance impacts the following:

     1) Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

     2) Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

     3)   Riders:

          a) Minimum Guaranteed Income Benefit ("MGIB") Rider. If you exercise the MGIB rider, we reduce the MGIB Base by an amount equal to the ratio of the outstanding loan balance to the contract value multiplied by the MGIB Base.

          b) Minimum Guaranteed Withdrawal Benefit ("MGWB") Rider. The portion of the contract value used to pay off the outstanding loan balance will reduce the MGWB Withdrawal Account. We do not recommend the MGWB rider if loans are contemplated.

          c) Minimum Guaranteed Accumulation Benefit ("MGAB") Rider. Generally, loan repayment periods should not extend into the 3-year period preceding the end of the Waiting Period, because transfers made within such 3-year period reduce the MGAB Base and the MGAB Charge Base pro-rata based on the percentage of contract value transferred. Transfers between the TSA Special Fixed Account and the variable accounts will not be excluded from this treatment.

     TSAS -- DISTRIBUTIONS. All distributions from Section 403(b) plans are taxed as received unless either of the following are true:

     o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account
          (IRA) in accordance with the Tax Code; or

     o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

     Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

         TABLE OF CONTENTS
         Item
         Introduction
         Description of ING USA Annuity and Life Insurance Company Safekeeping of Assets
         The Administrator
         Independent Auditors
         Distribution of Contracts
         Performance Information
         IRA Partial Withdrawal Option
         Other Information
         Financial Statements of Golden American Life Insurance Company Financial Statements of Golden American Separate Account B

--------------------------------------------------------------------------------
PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. SEND THE FORM TO OUR CUSTOMER SERVICE CENTER AT THE ADDRESS SHOWN ON THE PROSPECTUS COVER.
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

Please Print or Type:

                           --------------------------------------------------
                           NAME

                           --------------------------------------------------
                           SOCIAL SECURITY NUMBER

                           --------------------------------------------------
                           STREET ADDRESS

                           --------------------------------------------------
                           CITY, STATE, ZIP

WF Landmark - 131186                                                 02/13/2004
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

--------------------------------------------------------------------------------
APPENDIX A
--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2002, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Golden American Separate Account B, (now ING USA Annuity and Life Insurance Company Separate Account B) available under the Contract for the indicated periods.

                                                     2002        2001        2000
                                                     ----        ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.65 %

     FIDELITY(R) VIP EQUITY--INCOME
          AUV at Beginning of Period                  $9.58       $10.00 (7)
          AUV at End of Period                        $7.80        $9.58
          Number of Accumulation Units
             Outstanding at End of Period           177,883           --

     ING AIM MID CAP GROWTH
          AUV at Beginning of Period                 $14.46       $18.65      $21.51 (1)
          AUV at End of Period                        $9.71       $14.46      $18.65
          Number of Accumulation Units
             Outstanding at End of Period           335,993      414,298     185,121

     ING ALLIANCE MID CAP GROWTH
          AUV at Beginning of Period                 $14.42       $17.00      $19.97 (1)
          AUV at End of Period                        $9.92       $14.42      $17.00
          Number of Accumulation Units
             Outstanding at End of Period           481,010      388,823     181,294

     ING DEVELOPING WORLD
          AUV at Beginning of Period                  $7.01        $7.52      $11.62 (1)
          AUV at End of Period                        $6.16        $7.01       $7.52
          Number of Accumulation Units
             Outstanding at End of Period           249,736      203,417      52,533

     ING EAGLE ASSET VALUE EQUITY
          AUV at Beginning of Period                 $17.99       $19.14      $17.30 (1)
          AUV at End of Period                       $14.68       $17.99      $19.14
          Number of Accumulation Units
             Outstanding at End of Period           318,880      183,496      41,973

     ING FMRSM DIVERSIFIED MID--CAP
          AUV at Beginning of Period                  $9.06        $9.87      $10.00 (3)
          AUV at End of Period                        $7.19        $9.06       $9.87
          Number of Accumulation Units
             Outstanding at End of Period           877,092      390,858       9,164

     ING JANUS GROWTH AND INCOME
          AUV at Beginning of Period                  $8.84        $9.94      $10.00 (3)
          AUV at End of Period                        $7.01        $8.84       $9.94
          Number of Accumulation Units
             Outstanding at End of Period         1,160,152      480,294      19,469

     ING JANUS SPECIAL EQUITY
          AUV at Beginning of Period                  $8.30        $8.88      $10.00 (3)
          AUV at End of Period                        $6.04        $8.30       $8.88
          Number of Accumulation Units
             Outstanding at End of Period           246,924      151,551       9,174

     ING JENNISON EQUITY OPPORTUNITIES
          AUV at Beginning of Period                 $21.05       $24.59      $28.98 (1)
          AUV at End of Period                       $14.64       $21.05      $24.59
          Number of Accumulation Units
             Outstanding at End of Period           479,670      337,955     124,676

                                       A1

                                                     2002        2001        2000
                                                     ----        ----        ----
     ING JP MORGAN FLEMING INTERNATIONAL ENHANCED EAFE
          AUV at Beginning of Period                 $10.00 (7)
          AUV at End of Period                        $8.21
          Number of Accumulation Units
             Outstanding at End of Period            81,977

     ING JP MORGAN SMALLCAP
          AUV at Beginning of Period                 $10.00 (7)
          AUV at End of Period                        $7.83
          Number of Accumulation Units
             Outstanding at End of Period           114,380

     ING MARSICO GROWTH
          AUV at Beginning of Period                 $14.92       $21.75      $28.89 (1)
          AUV at End of Period                       $10.34       $14.92      $21.75
          Number of Accumulation Units
             Outstanding at End of Period         1,434,608    1,236,743     693,052

     ING MFS MID CAP GROWTH
          AUV at Beginning of Period                 $31.27       $41.63      $38.15 (1)
          AUV at End of Period                       $15.74       $31.27      $41.63
          Number of Accumulation Units
             Outstanding at End of Period           844,740      569,707     186,073

     ING MFS RESEARCH
          AUV at Beginning of Period                 $20.06       $25.97      $26.65 (1)
          AUV at End of Period                       $14.82       $20.06      $25.97
          Number of Accumulation Units
             Outstanding at End of Period           921,349      792,240     378,215

     ING PIMCO CORE BOND
          AUV at Beginning of Period                 $11.64       $11.55      $11.32 (1)
          AUV at End of Period                       $12.44       $11.64      $11.55
          Number of Accumulation Units
             Outstanding at End of Period         1,936,106      244,538      14,652

     ING SALOMON BROTHERS ALL CAP
          AUV at Beginning of Period                 $11.59       $11.57      $10.00 (1)
          AUV at End of Period                        $8.49       $11.59      $11.57
          Number of Accumulation Units
             Outstanding at End of Period         1,505,988      807,563      70,600

     ING SALOMON BROTHERS INVESTORS
          AUV at Beginning of Period                 $10.58       $11.24      $10.00 (1)
          AUV at End of Period                        $8.01       $10.58      $11.24
          Number of Accumulation Units
             Outstanding at End of Period         1,030,211      401,684      21,065

     ING T. ROWE PRICE CAPITAL APPRECIATION
          AUV at Beginning of Period                 $27.27       $25.23      $20.42 (1)
          AUV at End of Period                       $26.95       $27.27      $25.23
          Number of Accumulation Units
             Outstanding at End of Period         1,232,631      477,872      61,545

     ING T. ROWE PRICE EQUITY INCOME
          AUV at Beginning of Period                 $23.10       $23.17      $19.74 (1)
          AUV at End of Period                       $19.72       $23.10      $23.17
          Number of Accumulation Units
             Outstanding at End of Period           814,592      410,546      79,161

                                       A2

                                                     2002        2001        2000
                                                     ----        ----        ----
     ING VAN KAMPEN GLOBAL FRANCHISE
          AUV at Beginning of Period                 $10.00 (7)
          AUV at End of Period                        $8.83
          Number of Accumulation Units
             Outstanding at End of Period           136,897

     ING VAN KAMPEN GROWTH & INCOME
          AUV at Beginning of Period                 $21.17       $24.45      $25.20 (1)
          AUV at End of Period                       $17.75       $21.17      $24.45
          Number of Accumulation Units
             Outstanding at End of Period           835,107      752,796     428,500

     ING VAN KAMPEN REAL ESTATE
          AUV at Beginning of Period                 $27.45       $25.81      $20.18 (1)
          AUV at End of Period                       $27.05       $27.45      $25.81
          Number of Accumulation Units
             Outstanding at End of Period           242,782       77,777      12,612

     ING VP BOND PORTFOLIO
          AUV at Beginning of Period                 $10.00 (7)
          AUV at End of Period                       $10.63
          Number of Accumulation Units
             Outstanding at End of Period            88,275

     ING VP GROWTH OPPORTUNITIES
          AUV at Beginning of Period                  $7.78       $10.00 (4)
          AUV at End of Period                        $5.24        $7.78
          Number of Accumulation Units
             Outstanding at End of Period           157,970       50,783

     ING VP MAGNACAP
          AUV at Beginning of Period                  $9.34       $10.00 (4)
          AUV at End of Period                        $7.07        $9.34
          Number of Accumulation Units
             Outstanding at End of Period           153,013       28,170

     ING VP SMALLCAP OPPORTUNITIES
          AUV at Beginning of Period                  $8.32       $10.00 (4)
          AUV at End of Period                        $4.60        $8.32
          Number of Accumulation Units
             Outstanding at End of Period           563,709      111,946

     ING VP WORLDWIDE GROWTH
          AUV at Beginning of Period                  $6.99        $8.74      $10.00 (2)
          AUV at End of Period                        $5.17        $6.99       $8.74
          Number of Accumulation Units
             Outstanding at End of Period           322,466      158,546      39,547

     PIMCO HIGH YIELD PORTFOLIO
          AUV at Beginning of Period                 $10.01        $9.94      $10.12 (1)
          AUV at End of Period                        $9.73       $10.01       $9.94
          Number of Accumulation Units
             Outstanding at End of Period         1,388,956      581,041     111,021

     PROFUND VP BULL
          AUV at Beginning of Period                  $8.88       $10.00 (4)
          AUV at End of Period                        $6.64        $8.88
          Number of Accumulation Units
             Outstanding at End of Period           127,499       92,175

     PROFUND VP SMALL CAP
          AUV at Beginning of Period                  $9.41       $10.00 (4)
          AUV at End of Period                        $7.18        $9.41
          Number of Accumulation Units
             Outstanding at End of Period           236,885       18,943

                                       A3

     FOOTNOTES
     (1) Fund First Available during February 2000
     (2) Fund First Available during May 2000
     (3) Fund First Available during October 2000
     (4) Fund First Available during May 2001
     (5) Fund First Available during November 2001
     (6) Fund First Available during December 2001
     (7) Fund First Available during May 2002
     (8) Fund First Available during September 2002
     (9) Fund First Available during December 2002

                                                     2002        2001        2000
                                                     ----        ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.80 %

     FIDELITY(R) VIP EQUITY--INCOME
          AUV at Beginning of Period                  $9.57       $10.00 (7)
          AUV at End of Period                        $7.79        $9.57
          Number of Accumulation Units
             Outstanding at End of Period         178,752.0           --

     ING AIM MID CAP GROWTH
          AUV at Beginning of Period                 $14.32       $18.50      $21.37 (1)
          AUV at End of Period                        $9.61       $14.32      $18.50
          Number of Accumulation Units
             Outstanding at End of Period         1,196,567    1,447,650   1,203,898

     ING ALLIANCE MID CAP GROWTH
          AUV at Beginning of Period                 $14.30       $16.88      $19.86 (1)
          AUV at End of Period                        $9.82       $14.30      $16.88
          Number of Accumulation Units
             Outstanding at End of Period         1,761,535    1,586,391   1,171,869

     ING DEVELOPING WORLD
          AUV at Beginning of Period                  $6.97        $7.49      $11.58 (1)
          AUV at End of Period                        $6.11        $6.97       $7.49
          Number of Accumulation Units
             Outstanding at End of Period           690,414      640,405     549,427

     ING EAGLE ASSET VALUE EQUITY
          AUV at Beginning of Period                 $17.80       $18.97      $17.17 (1)
          AUV at End of Period                       $14.50       $17.80      $18.97
          Number of Accumulation Units
             Outstanding at End of Period           923,702      706,803     298,983

     ING FMRSM DIVERSIFIED MID--CAP
          AUV at Beginning of Period                  $9.05        $9.87      $10.00 (3)
          AUV at End of Period                        $7.17        $9.05       $9.87
          Number of Accumulation Units
             Outstanding at End of Period         1,611,467      815,848      55,360

     ING JANUS GROWTH AND INCOME
          AUV at Beginning of Period                  $8.83        $9.93      $10.00 (3)
          AUV at End of Period                        $6.99        $8.83       $9.93
          Number of Accumulation Units
             Outstanding at End of Period         2,513,592    1,282,147     148,807

     ING JANUS SPECIAL EQUITY
          AUV at Beginning of Period                  $8.28        $8.88      $10.00 (3)
          AUV at End of Period                        $6.02        $8.28       $8.88
          Number of Accumulation Units
             Outstanding at End of Period           401,444      319,420      62,575

                                       A4

                                                     2002        2001        2000
                                                     ----        ----        ----
     ING JENNISON EQUITY OPPORTUNITIES
          AUV at Beginning of Period                 $20.74       $24.27      $28.64 (1)
          AUV at End of Period                       $14.41       $20.74      $24.27
          Number of Accumulation Units
             Outstanding at End of Period         1,643,362    1,587,677     981,676

     ING JP MORGAN FLEMING INTERNATIONAL EAFE ENHANCED
          AUV at Beginning of Period                 $10.00 (7)
          AUV at End of Period                        $8.20
          Number of Accumulation Units
             Outstanding at End of Period            51,442

     ING JP MORGAN SMALLCAP
          AUV at Beginning of Period                 $10.00 (7)
          AUV at End of Period                        $7.82
          Number of Accumulation Units
             Outstanding at End of Period            95,249

     ING MARSICO GROWTH
          AUV at Beginning of Period                 $14.79       $21.59      $28.72 (1)
          AUV at End of Period                       $10.23       $14.79      $21.59
          Number of Accumulation Units
             Outstanding at End of Period         4,731,610    5,132,970   3,791,737

     ING MFS MID CAP GROWTH
          AUV at Beginning of Period                 $30.92       $41.24      $37.84 (1)
          AUV at End of Period                       $15.55       $30.92      $41.24
          Number of Accumulation Units
             Outstanding at End of Period         2,356,960    2,066,676   1,240,675

     ING MFS RESEARCH
          AUV at Beginning of Period                 $19.84       $25.72      $26.43 (1)
          AUV at End of Period                       $14.64       $19.84      $25.72
          Number of Accumulation Units
             Outstanding at End of Period         2,132,959    1,666,295   1,007,294

     ING PIMCO CORE BOND
          AUV at Beginning of Period                 $11.51       $11.44      $11.23 (1)
          AUV at End of Period                       $12.29       $11.51      $11.44
          Number of Accumulation Units
             Outstanding at End of Period         3,457,462      958,057     183,531

     ING SALOMON BROTHERS ALL CAP
          AUV at Beginning of Period                 $11.56       $11.55      $10.00 (1)
          AUV at End of Period                        $8.45       $11.56      $11.55
          Number of Accumulation Units
             Outstanding at End of Period         3,308,447    2,722,089     780,053

     ING SALOMON BROTHERS INVESTORS
          AUV at Beginning of Period                 $10.55       $11.22      $10.00 (1)
          AUV at End of Period                        $7.98       $10.55      $11.22
          Number of Accumulation Units
             Outstanding at End of Period         1,333,387      820,331     145,735

     ING T. ROWE PRICE CAPITAL APPRECIATION
          AUV at Beginning of Period                 $26.74       $24.77      $20.08 (1)
          AUV at End of Period                       $26.38       $26.74      $24.77
          Number of Accumulation Units
             Outstanding at End of Period         3,716,910    1,927,531     400,243

     ING T. ROWE PRICE EQUITY INCOME
          AUV at Beginning of Period                 $22.64       $22.75      $19.41 (1)
          AUV at End of Period                       $19.30       $22.64      $22.75
          Number of Accumulation Units
             Outstanding at End of Period         1,769,554  1,103,377.0   311,484.0

                                       A5

                                                     2002        2001        2000
                                                     ----        ----        ----
     ING VAN KAMPEN GLOBAL FRANCHISE
          AUV at Beginning of Period                 $10.00 (7)
          AUV at End of Period                        $8.82
          Number of Accumulation Units
             Outstanding at End of Period           133,794

     ING VAN KAMPEN GROWTH & INCOME
          AUV at Beginning of Period                 $20.91       $24.18      $24.96 (1)
          AUV at End of Period                       $17.50       $20.91      $24.18
          Number of Accumulation Units
             Outstanding at End of Period         1,678,851    1,489,476     803,307

     ING VAN KAMPEN REAL ESTATE
          AUV at Beginning of Period                 $26.91       $25.34      $19.85 (1)
          AUV at End of Period                       $26.48       $26.91      $25.34
          Number of Accumulation Units
             Outstanding at End of Period           639,504      310,014      77,442

     ING VP BOND PORTFOLIO
          AUV at Beginning of Period                 $10.00 (7)
          AUV at End of Period                       $10.62
          Number of Accumulation Units
             Outstanding at End of Period           616,917

     ING VP GROWTH OPPORTUNITIES
          AUV at Beginning of Period                  $7.77       $10.00 (4)
          AUV at End of Period                        $5.23        $7.77
          Number of Accumulation Units
             Outstanding at End of Period           178,992       74,652

     ING VP MAGNACAP
          AUV at Beginning of Period                  $9.33       $10.00 (4)
          AUV at End of Period                        $7.05        $9.33
          Number of Accumulation Units
             Outstanding at End of Period           190,988      102,246

     ING VP SMALLCAP OPPORTUNITIES
          AUV at Beginning of Period                  $8.31       $10.00 (4)
          AUV at End of Period                        $4.59        $8.31
          Number of Accumulation Units
             Outstanding at End of Period           696,664      222,328

     ING VP WORLDWIDE GROWTH
          AUV at Beginning of Period                  $6.98        $8.73      $10.00 (2)
          AUV at End of Period                        $5.15        $6.98       $8.73
          Number of Accumulation Units
             Outstanding at End of Period           598,428      468,772      84,578

     PIMCO HIGH YIELD PORTFOLIO
          AUV at Beginning of Period                  $9.95        $9.90      $10.09 (1)
          AUV at End of Period                        $9.66        $9.95       $9.90
          Number of Accumulation Units
             Outstanding at End of Period         3,639,545    1,847,566     631,991

     PROFUND VP BULL
          AUV at Beginning of Period                  $8.87       $10.00 (4)
          AUV at End of Period                        $6.62        $8.87
          Number of Accumulation Units
             Outstanding at End of Period           475,785      244,571

     PROFUND VP SMALL CAP
          AUV at Beginning of Period                  $9.40       $10.00 (4)
          AUV at End of Period                        $7.16        $9.40
          Number of Accumulation Units
             Outstanding at End of Period           420,431      132,361

                                       A6

     FOOTNOTES
     (1)  Fund First Available during February 2000
     (2)  Fund First Available during May 2000
     (3)  Fund First Available during October 2000
     (4)  Fund First Available during May 2001
     (5)  Fund First Available during November 2001
     (6)  Fund First Available during December 2001
     (7)  Fund First Available during May 2002
     (8)  Fund First Available during September 2002
     (9)  Fund First Available during December 2002

                                                     2002        2001        2000
                                                     ----        ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.90 %

     FIDELITY(R) VIP EQUITY--INCOME
          AUV at Beginning of Period                  $9.57       $10.00 (7)
          AUV at End of Period                        $7.78        $9.57
          Number of Accumulation Units
             Outstanding at End of Period           250,947

     ING AIM MID CAP GROWTH
          AUV at Beginning of Period                 $14.23       $18.40      $21.27 (1)
          AUV at End of Period                        $9.54       $14.23      $18.40
          Number of Accumulation Units
             Outstanding at End of Period         1,357,778    1,475,163   1,103,423

     ING ALLIANCE MID CAP GROWTH
          AUV at Beginning of Period                 $14.21       $16.80      $19.78 (1)
          AUV at End of Period                        $9.76       $14.21      $16.80
          Number of Accumulation Units
             Outstanding at End of Period         1,863,527    1,557,259     874,247

     ING DEVELOPING WORLD
          AUV at Beginning of Period                  $6.94        $7.47      $11.56 (1)
          AUV at End of Period                        $6.08        $6.94       $7.47
          Number of Accumulation Units
             Outstanding at End of Period           847,173      509,513     259,187

     ING EAGLE ASSET VALUE EQUITY
          AUV at Beginning of Period                 $17.68       $18.85      $17.08 (1)
          AUV at End of Period                       $14.38       $17.68      $18.85
          Number of Accumulation Units
             Outstanding at End of Period           983,703      665,936     162,505

     ING FMRSM DIVERSIFIED MID--CAP
          AUV at Beginning of Period                  $9.04        $9.87      $10.00 (3)
          AUV at End of Period                        $7.15        $9.04       $9.87
          Number of Accumulation Units
             Outstanding at End of Period         2,302,131    1,385,134      89,462

     ING JANUS GROWTH AND INCOME
          AUV at Beginning of Period                  $8.82        $9.93      $10.00 (3)
          AUV at End of Period                        $6.97        $8.82       $9.93
          Number of Accumulation Units
             Outstanding at End of Period         3,186,621    2,016,515     113,353

     ING JANUS SPECIAL EQUITY
          AUV at Beginning of Period                  $8.27        $8.88      $10.00 (3)
          AUV at End of Period                        $6.01        $8.27       $8.88
          Number of Accumulation Units
             Outstanding at End of Period           520,898      420,371      83,761

                                       A7

                                                     2002        2001        2000
                                                     ----        ----        ----
     ING JENNISON EQUITY OPPORTUNITIES
          AUV at Beginning of Period                 $20.53       $24.06      $28.41 (1)
          AUV at End of Period                       $14.25       $20.53      $24.06
          Number of Accumulation Units
             Outstanding at End of Period         2,091,213    1,748,122     969,120

     ING JP MORGAN FLEMING INTERNATIONAL EAFE ENHANCED
          AUV at Beginning of Period                 $10.00 (7)
          AUV at End of Period                        $8.20
          Number of Accumulation Units
             Outstanding at End of Period           138,594

     ING JP MORGAN SMALLCAP
          AUV at Beginning of Period                 $10.00 (7)
          AUV at End of Period                        $7.82
          Number of Accumulation Units
             Outstanding at End of Period           155,620

     ING MARSICO GROWTH
          AUV at Beginning of Period                 $14.71       $21.49      $28.61 (1)
          AUV at End of Period                       $10.16       $14.71      $21.49
          Number of Accumulation Units
             Outstanding at End of Period         4,149,074    4,093,894   2,741,325

     ING MFS MID CAP GROWTH
          AUV at Beginning of Period                 $30.70       $40.98      $37.63 (1)
          AUV at End of Period                       $15.42       $30.70      $40.98
          Number of Accumulation Units
             Outstanding at End of Period         2,751,560    2,275,455   1,099,617

     ING MFS RESEARCH
          AUV at Beginning of Period                 $19.69       $25.56      $26.29 (1)
          AUV at End of Period                       $14.51       $19.69      $25.56
          Number of Accumulation Units
             Outstanding at End of Period         2,110,645    1,829,741     807,166

     ING PIMCO CORE BOND
          AUV at Beginning of Period                 $11.43       $11.37      $11.17 (1)
          AUV at End of Period                       $12.19       $11.43      $11.37
          Number of Accumulation Units
             Outstanding at End of Period         5,600,337    1,352,337     101,577

     ING SALOMON BROTHERS ALL CAP
          AUV at Beginning of Period                 $11.54       $11.54      $10.00 (1)
          AUV at End of Period                        $8.42       $11.54      $11.54
          Number of Accumulation Units
             Outstanding at End of Period         5,615,264    4,291,401     986,100

     ING SALOMON BROTHERS INVESTORS
          AUV at Beginning of Period                 $10.53       $11.21      $10.00 (1)
          AUV at End of Period                        $7.95       $10.53      $11.21
          Number of Accumulation Units
             Outstanding at End of Period         2,079,377    1,766,107     191,223

     ING T. ROWE PRICE CAPITAL APPRECIATION
          AUV at Beginning of Period                 $26.39       $24.47      $19.86 (1)
          AUV at End of Period                       $26.01       $26.39      $24.47
          Number of Accumulation Units
             Outstanding at End of Period         3,927,375    1,940,881     183,884

     ING T. ROWE PRICE EQUITY INCOME
          AUV at Beginning of Period                 $22.35       $22.48      $19.19 (1)
          AUV at End of Period                       $19.03       $22.35      $22.48
          Number of Accumulation Units
             Outstanding at End of Period         2,273,204    1,364,874     238,986

                                       A8

                                                     2002        2001        2000
                                                     ----        ----        ----
     ING VAN KAMPEN GLOBAL FRANCHISE
          AUV at Beginning of Period                 $10.00 (7)
          AUV at End of Period                        $8.82
          Number of Accumulation Units
             Outstanding at End of Period           201,786

     ING VAN KAMPEN GROWTH & INCOME
          AUV at Beginning of Period                 $20.73       $24.00      $24.80 (1)
          AUV at End of Period                       $17.34       $20.73      $24.00
          Number of Accumulation Units
             Outstanding at End of Period         1,920,555    1,546,448     713,282

     ING VAN KAMPEN REAL ESTATE
          AUV at Beginning of Period                 $26.56       $25.04      $19.63 (1)
          AUV at End of Period                       $26.11       $26.56      $25.04
          Number of Accumulation Units
             Outstanding at End of Period           768,503      474,135     192,508

     ING VP BOND PORTFOLIO
          AUV at Beginning of Period                 $10.00 (7)
          AUV at End of Period                       $10.61
          Number of Accumulation Units
             Outstanding at End of Period           456,891

     ING VP GROWTH OPPORTUNITIES
          AUV at Beginning of Period                  $7.76       $10.00 (4)
          AUV at End of Period                        $5.22        $7.76
          Number of Accumulation Units
             Outstanding at End of Period           355,700      182,159

     ING VP MAGNACAP
          AUV at Beginning of Period                  $9.32       $10.00 (4)
          AUV at End of Period                        $7.04        $9.32
          Number of Accumulation Units
             Outstanding at End of Period           295,511      117,705

     ING VP SMALLCAP OPPORTUNITIES
          AUV at Beginning of Period                  $8.30       $10.00 (4)
          AUV at End of Period                        $4.58        $8.30
          Number of Accumulation Units
             Outstanding at End of Period         1,196,787      253,382

     ING VP WORLDWIDE GROWTH
          AUV at Beginning of Period                  $6.96        $8.72      $10.00 (2)
          AUV at End of Period                        $5.14        $6.96       $8.72
          Number of Accumulation Units
             Outstanding at End of Period         1,083,707      477,958      68,648

     PIMCO HIGH YIELD PORTFOLIO
          AUV at Beginning of Period                  $9.91        $9.88      $10.07 (1)
          AUV at End of Period                        $9.61        $9.91       $9.88
          Number of Accumulation Units
             Outstanding at End of Period         3,093,339    1,858,684     386,288

     PROFUND VP BULL
          AUV at Beginning of Period                  $8.87       $10.00 (4)
          AUV at End of Period                        $6.61        $8.87
          Number of Accumulation Units
             Outstanding at End of Period           491,042      103,369

     PROFUND VP SMALL CAP
          AUV at Beginning of Period                  $9.40       $10.00 (4)
          AUV at End of Period                        $7.15        $9.40
          Number of Accumulation Units
             Outstanding at End of Period           374,258     47,995.0

                                       A9

     FOOTNOTES
     (1)  Fund First Available during February 2000
     (2)  Fund First Available during May 2000
     (3)  Fund First Available during October 2000
     (4)  Fund First Available during May 2001
     (5)  Fund First Available during November 2001
     (6)  Fund First Available during December 2001
     (7)  Fund First Available during May 2002
     (8)  Fund First Available during September 2002
     (9)  Fund First Available during December 2002

                                                       2002        2001
                                                       ----        ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.95 %

     FIDELITY(R) VIP EQUITY--INCOME
          AUV at Beginning of Period                   $9.57 (4)
          AUV at End of Period                         $7.77
          Number of Accumulation Units
             Outstanding at End of Period              9,459

     ING AIM MID CAP GROWTH
          AUV at Beginning of Period                  $14.19      $16.41 (1)
          AUV at End of Period                         $9.50      $14.19
          Number of Accumulation Units
             Outstanding at End of Period                431          32

     ING ALLIANCE MID CAP GROWTH
          AUV at Beginning of Period                  $14.17      $16.21 (1)
          AUV at End of Period                                    $14.17
          Number of Accumulation Units
             Outstanding at End of Period                 --          --

     ING DEVELOPING WORLD
          AUV at Beginning of Period                   $6.93       $7.35 (1)
          AUV at End of Period                                     $6.93
          Number of Accumulation Units
             Outstanding at End of Period                 --          --

     ING EAGLE ASSET VALUE EQUITY
          AUV at Beginning of Period                  $17.61      $19.31 (1)
          AUV at End of Period                        $14.32      $17.61
          Number of Accumulation Units
             Outstanding at End of Period              5,517          --

     ING FMRSM DIVERSIFIED MID--CAP
          AUV at Beginning of Period                   $9.03       $9.47 (1)
          AUV at End of Period                         $7.14       $9.03
          Number of Accumulation Units
             Outstanding at End of Period              1,419          --

     ING JANUS GROWTH AND INCOME
          AUV at Beginning of Period                   $8.81       $9.65 (1)
          AUV at End of Period                         $6.96       $8.81
          Number of Accumulation Units
             Outstanding at End of Period              5,288          --

     ING JANUS SPECIAL EQUITY
          AUV at Beginning of Period                   $8.27       $8.98 (1)
          AUV at End of Period                                     $8.27
          Number of Accumulation Units
             Outstanding at End of Period                 --          --

                                      A10

                                                       2002        2001
                                                       ----        ----

     ING JENNISON EQUITY OPPORTUNITIES
          AUV at Beginning of Period                  $20.43      $23.18 (1)
          AUV at End of Period                                    $20.43
          Number of Accumulation Units
             Outstanding at End of Period                 --          --

     ING JP MORGAN FLEMING INTERNATIONAL ENHANCED EAFE
          AUV at Beginning of Period                  $10.00 (4)
          AUV at End of Period                         $8.19
          Number of Accumulation Units
             Outstanding at End of Period                467

     ING JP MORGAN SMALLCAP
          AUV at Beginning of Period                  $10.00 (4)
          AUV at End of Period                         $7.82
          Number of Accumulation Units
             Outstanding at End of Period              2,108

     ING MARSICO GROWTH
          AUV at Beginning of Period                  $14.66      $19.14 (1)
          AUV at End of Period                        $10.13      $14.66
          Number of Accumulation Units
             Outstanding at End of Period              1,800          30

     ING MFS MID CAP GROWTH
          AUV at Beginning of Period                  $30.58      $39.64 (1)
          AUV at End of Period                        $15.35      $30.58
          Number of Accumulation Units
             Outstanding at End of Period              1,308          15

     ING MFS RESEARCH
          AUV at Beginning of Period                  $19.62      $23.34 (1)
          AUV at End of Period                        $14.45      $19.62
          Number of Accumulation Units
             Outstanding at End of Period              1,027          23

     ING PIMCO CORE BOND
          AUV at Beginning of Period                  $11.39      $10.99 (1)
          AUV at End of Period                        $12.13      $11.39
          Number of Accumulation Units
             Outstanding at End of Period             32,108          --

     ING SALOMON BROTHERS ALL CAP
          AUV at Beginning of Period                  $11.53      $12.25 (1)
          AUV at End of Period                         $8.41      $11.53
          Number of Accumulation Units
             Outstanding at End of Period              3,105         778

     ING SALOMON BROTHERS INVESTORS
          AUV at Beginning of Period                  $10.52      $11.49 (1)
          AUV at End of Period                         $7.94      $10.52
          Number of Accumulation Units
             Outstanding at End of Period              2,596         847

     ING T. ROWE PRICE CAPITAL APPRECIATION
          AUV at Beginning of Period                  $26.21      $26.07 (1)
          AUV at End of Period                        $25.83      $26.21
          Number of Accumulation Units
             Outstanding at End of Period             12,095          --

     ING T. ROWE PRICE EQUITY INCOME
          AUV at Beginning of Period                  $22.20      $22.61 (1)
          AUV at End of Period                        $18.90      $22.20
          Number of Accumulation Units
             Outstanding at End of Period                193          --

                                      A11

                                                       2002        2001
                                                       ----        ----

     ING VAN KAMPEN GLOBAL FRANCHISE
          AUV at Beginning of Period                  $10.00 (4)
          AUV at End of Period
          Number of Accumulation Units
             Outstanding at End of Period                 --

     ING VAN KAMPEN GROWTH & INCOME
          AUV at Beginning of Period                  $20.64      $21.93 (1)
          AUV at End of Period                        $17.26      $20.64
          Number of Accumulation Units
             Outstanding at End of Period                835          23

     ING VAN KAMPEN REAL ESTATE
          AUV at Beginning of Period                  $26.39      $24.63 (1)
          AUV at End of Period                        $25.92      $26.39
          Number of Accumulation Units
             Outstanding at End of Period                696          --

     ING VP BOND PORTFOLIO
          AUV at Beginning of Period                  $10.00 (4)
          AUV at End of Period
          Number of Accumulation Units
             Outstanding at End of Period                 --

     ING VP GROWTH OPPORTUNITIES
          AUV at Beginning of Period                   $7.76      $10.11 (1)
          AUV at End of Period                                     $7.76
          Number of Accumulation Units
             Outstanding at End of Period                 --          --

     ING VP MAGNACAP
          AUV at Beginning of Period                   $9.32      $10.11 (1)
          AUV at End of Period                                     $9.32
          Number of Accumulation Units
             Outstanding at End of Period                 --          --

     ING VP SMALLCAP OPPORTUNITIES
          AUV at Beginning of Period                   $8.30      $10.01 (1)
          AUV at End of Period                         $4.58       $8.30
          Number of Accumulation Units
             Outstanding at End of Period                345          --

     ING VP WORLDWIDE GROWTH
          AUV at Beginning of Period                   $6.96       $8.35 (1)
          AUV at End of Period                         $5.13       $6.96
          Number of Accumulation Units
             Outstanding at End of Period              1,003          --

     PIMCO HIGH YIELD PORTFOLIO
          AUV at Beginning of Period                   $9.90       $9.83 (1)
          AUV at End of Period                         $9.59       $9.90
          Number of Accumulation Units
             Outstanding at End of Period              4,447          --

     PROFUND VP BULL
          AUV at Beginning of Period                   $8.86      $10.00 (1)
          AUV at End of Period                         $6.61       $8.86
          Number of Accumulation Units
             Outstanding at End of Period                305          --

     PROFUND VP SMALL CAP
          AUV at Beginning of Period                   $9.39      $10.00 (1)
          AUV at End of Period                                     $9.39
          Number of Accumulation Units
             Outstanding at End of Period                 --          --

                                      A12

     FOOTNOTES
     (1)  Fund First Available during May 2001
     (2)  Fund First Available during November 2001
     (3)  Fund First Available during December 2001
     (4)  Fund First Available during May 2002

                                                       2002        2001
                                                       ----        ----

SEPARATE ACCOUNT ANNUAL CHARGES OF 2.00 %

     FIDELITY(R) VIP EQUITY--INCOME
         AUV at Beginning of Period                    $9.56 (4)
         AUV at End of Period                          $7.76
         Number of Accumulation Units
            Outstanding at End of Period              19,712

     ING AIM MID CAP GROWTH
         AUV at Beginning of Period                   $14.14      $16.37 (1)
         AUV at End of Period                          $9.47      $14.14
         Number of Accumulation Units
            Outstanding at End of Period              24,834      16,923

     ING ALLIANCE MID CAP GROWTH
         AUV at Beginning of Period                   $14.13      $16.17 (1)
         AUV at End of Period                          $9.69      $14.13
         Number of Accumulation Units
            Outstanding at End of Period              56,387      28,214

     ING DEVELOPING WORLD
         AUV at Beginning of Period                    $6.92       $7.34 (1)
         AUV at End of Period                          $6.05       $6.92
         Number of Accumulation Units
            Outstanding at End of Period              40,885      10,204

     ING EAGLE ASSET VALUE EQUITY
         AUV at Beginning of Period                   $17.55      $19.25 (1)
         AUV at End of Period                         $14.27      $17.55
         Number of Accumulation Units
            Outstanding at End of Period              56,538      18,689

     ING FMRSM DIVERSIFIED MID--CAP
         AUV at Beginning of Period                    $9.02       $9.47 (1)
         AUV at End of Period                          $7.13       $9.02
         Number of Accumulation Units
            Outstanding at End of Period             163,816      19,800

     ING JANUS GROWTH AND INCOME
         AUV at Beginning of Period                    $8.80       $9.64 (1)
         AUV at End of Period                          $6.95       $8.80
         Number of Accumulation Units
            Outstanding at End of Period             184,661      56,788

     ING JANUS SPECIAL EQUITY
         AUV at Beginning of Period                    $8.26       $8.97 (1)
         AUV at End of Period                          $5.99       $8.26
         Number of Accumulation Units
            Outstanding at End of Period              70,820      16,846

     ING JENNISON EQUITY OPPORTUNITIES
         AUV at Beginning of Period                   $20.33      $23.07 (1)
         AUV at End of Period                         $14.10      $20.33
         Number of Accumulation Units
            Outstanding at End of Period              44,959      10,329

                                      A13

                                                       2002        2001
                                                       ----        ----

     ING JP MORGAN FLEMING INTERNATIONAL ENHANCED EAFE
         AUV at Beginning of Period                   $10.00 (4)
         AUV at End of Period                          $8.19
         Number of Accumulation Units
            Outstanding at End of Period               8,531

     ING JP MORGAN SMALLCAP
         AUV at Beginning of Period                   $10.00 (4)
         AUV at End of Period                          $7.81
         Number of Accumulation Units
            Outstanding at End of Period              18,982

     ING MARSICO GROWTH
         AUV at Beginning of Period                   $14.62      $19.09 (1)
         AUV at End of Period                         $10.09      $14.62
         Number of Accumulation Units
            Outstanding at End of Period             149,093      42,687

     ING MFS MID CAP GROWTH
         AUV at Beginning of Period                   $30.47      $39.51 (1)
         AUV at End of Period                         $15.29      $30.47
         Number of Accumulation Units
            Outstanding at End of Period             130,301      29,848

     ING MFS RESEARCH
         AUV at Beginning of Period                   $19.55      $23.26 (1)
         AUV at End of Period                         $14.39      $19.55
         Number of Accumulation Units
            Outstanding at End of Period             131,251      33,529

     ING PIMCO CORE BOND
         AUV at Beginning of Period                   $11.35      $10.95 (1)
         AUV at End of Period                         $12.08      $11.35
         Number of Accumulation Units
            Outstanding at End of Period             529,440     160,007

     ING SALOMON BROTHERS ALL CAP
         AUV at Beginning of Period                   $11.51      $12.24 (1)
         AUV at End of Period                          $8.40      $11.51
         Number of Accumulation Units
            Outstanding at End of Period             294,228      77,843

     ING SALOMON BROTHERS INVESTORS
         AUV at Beginning of Period                   $10.51      $11.49 (1)
         AUV at End of Period                          $7.93      $10.51
         Number of Accumulation Units
            Outstanding at End of Period             160,814      36,288

     ING T. ROWE PRICE CAPITAL APPRECIATION
         AUV at Beginning of Period                   $26.04      $25.91 (1)
         AUV at End of Period                         $25.65      $26.04
         Number of Accumulation Units
            Outstanding at End of Period             232,111      43,865

     ING T. ROWE PRICE EQUITY INCOME
         AUV at Beginning of Period                   $22.06      $22.47 (1)
         AUV at End of Period                         $18.76      $22.06
         Number of Accumulation Units
            Outstanding at End of Period             151,476      29,036

     ING VAN KAMPEN GLOBAL FRANCHISE
         AUV at Beginning of Period                   $10.00 (4)
         AUV at End of Period                          $8.81
         Number of Accumulation Units
            Outstanding at End of Period              14,613

                                      A14

                                                       2002        2001
                                                       ----        ----

     ING VAN KAMPEN GROWTH & INCOME
         AUV at Beginning of Period                   $20.56      $21.85 (1)
         AUV at End of Period                         $17.17      $20.56
         Number of Accumulation Units
            Outstanding at End of Period             134,276      43,851

     ING VAN KAMPEN REAL ESTATE
         AUV at Beginning of Period                   $26.21      $24.47 (1)
         AUV at End of Period                         $25.74      $26.21
         Number of Accumulation Units
            Outstanding at End of Period              33,005       2,487

     ING VP BOND PORTFOLIO
         AUV at Beginning of Period                   $10.00 (4)
         AUV at End of Period                         $10.60
         Number of Accumulation Units
            Outstanding at End of Period              16,611

     ING VP GROWTH OPPORTUNITIES
         AUV at Beginning of Period                    $7.76      $10.11 (1)
         AUV at End of Period                          $5.21       $7.76
         Number of Accumulation Units
            Outstanding at End of Period              34,246       3,796

     ING VP MAGNACAP
         AUV at Beginning of Period                    $9.32      $10.11 (1)
         AUV at End of Period                          $7.03       $9.32
         Number of Accumulation Units
            Outstanding at End of Period              31,709       6,879

     ING VP SMALLCAP OPPORTUNITIES
         AUV at Beginning of Period                    $8.30      $10.01 (1)
         AUV at End of Period                          $4.57       $8.30
         Number of Accumulation Units
            Outstanding at End of Period             117,676      25,433

     ING VP WORLDWIDE GROWTH
         AUV at Beginning of Period                    $6.95       $8.34 (1)
         AUV at End of Period                          $5.12       $6.95
         Number of Accumulation Units
            Outstanding at End of Period             100,549      15,369

     PIMCO HIGH YIELD PORTFOLIO
         AUV at Beginning of Period                    $9.88       $9.82 (1)
         AUV at End of Period                          $9.57       $9.88
         Number of Accumulation Units
            Outstanding at End of Period             272,348      42,156

     PROFUND VP BULL
         AUV at Beginning of Period                    $8.86      $10.00 (1)
         AUV at End of Period                          $6.60       $8.86
         Number of Accumulation Units
            Outstanding at End of Period              16,669       1,491

     PROFUND VP SMALL CAP
         AUV at Beginning of Period                    $9.39      $10.00 (1)
         AUV at End of Period                          $7.14       $9.39
         Number of Accumulation Units
            Outstanding at End of Period              59,953       6,233

     FOOTNOTES
     (1) Fund First Available during May 2001
     (2) Fund First Available during November 2001
     (3) Fund First Available during December 2001
     (4) Fund First Available during May 2002

                                      A15

                                                       2002        2001
                                                       ----        ----

SEPARATE ACCOUNT ANNUAL CHARGES OF 2.10 %

     FIDELITY(R) VIP EQUITY--INCOME
          AUV at Beginning of Period                   $9.56 (4)
          AUV at End of Period                         $7.75
          Number of Accumulation Units
             Outstanding at End of Period             54,904

     ING AIM MID CAP GROWTH
          AUV at Beginning of Period                  $14.05      $16.27 (1)
          AUV at End of Period                         $9.40      $14.05
          Number of Accumulation Units
             Outstanding at End of Period             63,802      21,990

     ING ALLIANCE MID CAP GROWTH
          AUV at Beginning of Period                  $14.05      $16.08 (1)
          AUV at End of Period                         $9.62      $14.05
          Number of Accumulation Units
             Outstanding at End of Period            184,179      63,924

     ING DEVELOPING WORLD
          AUV at Beginning of Period                   $6.89       $7.32 (1)
          AUV at End of Period                         $6.02       $6.89
          Number of Accumulation Units
             Outstanding at End of Period             87,622      52,358

     ING EAGLE ASSET VALUE EQUITY
          AUV at Beginning of Period                  $17.43      $19.13 (1)
          AUV at End of Period                        $14.15      $17.43
          Number of Accumulation Units
             Outstanding at End of Period            131,099      34,231

     ING FMRSM DIVERSIFIED MID--CAP
          AUV at Beginning of Period                   $9.01       $9.46 (1)
          AUV at End of Period                         $7.12       $9.01
          Number of Accumulation Units
             Outstanding at End of Period            492,026      76,525

     ING JANUS GROWTH AND INCOME
          AUV at Beginning of Period                   $8.79       $9.64 (1)
          AUV at End of Period                         $6.94       $8.79
          Number of Accumulation Units
             Outstanding at End of Period            584,691     164,770

     ING JANUS SPECIAL EQUITY
          AUV at Beginning of Period                   $8.25       $8.97 (1)
          AUV at End of Period                         $5.98       $8.25
          Number of Accumulation Units
             Outstanding at End of Period             96,355      38,065

     ING JENNISON EQUITY OPPORTUNITIES
          AUV at Beginning of Period                  $20.13      $22.86 (1)
          AUV at End of Period                        $13.94      $20.13
          Number of Accumulation Units
             Outstanding at End of Period            132,556      41,070

     ING JP MORGAN FLEMING INTERNATIONAL ENHANCED EAFE
          AUV at Beginning of Period                  $10.00 (4)
          AUV at End of Period                         $8.19
          Number of Accumulation Units
             Outstanding at End of Period              6,369

     ING JP MORGAN SMALLCAP
          AUV at Beginning of Period                  $10.00 (4)
          AUV at End of Period                         $7.81
          Number of Accumulation Units
             Outstanding at End of Period             37,674

                                      A16

                                                       2002        2001
                                                       ----        ----

     ING MARSICO GROWTH
          AUV at Beginning of Period                  $14.53      $18.99 (1)
          AUV at End of Period                        $10.02      $14.53
          Number of Accumulation Units
             Outstanding at End of Period            311,442     126,140

     ING MFS MID CAP GROWTH
          AUV at Beginning of Period                  $30.25      $39.25 (1)
          AUV at End of Period                        $15.16      $30.25
          Number of Accumulation Units
             Outstanding at End of Period            309,801      93,233

     ING MFS RESEARCH
          AUV at Beginning of Period                  $19.40      $23.11 (1)
          AUV at End of Period                        $14.27      $19.40
          Number of Accumulation Units
             Outstanding at End of Period            215,283      85,348

     ING PIMCO CORE BOND
          AUV at Beginning of Period                  $11.26      $10.88 (1)
          AUV at End of Period                        $11.98      $11.26
          Number of Accumulation Units
             Outstanding at End of Period            836,451     221,684

     ING SALOMON BROTHERS ALL CAP
          AUV at Beginning of Period                  $11.49      $12.23 (1)
          AUV at End of Period                         $8.37      $11.49
          Number of Accumulation Units
             Outstanding at End of Period            892,250     225,937

     ING SALOMON BROTHERS INVESTORS
          AUV at Beginning of Period                  $10.48      $11.47 (1)
          AUV at End of Period                         $7.91      $10.48
          Number of Accumulation Units
             Outstanding at End of Period            294,205     136,482

     ING T. ROWE PRICE CAPITAL APPRECIATION
          AUV at Beginning of Period                  $25.70      $25.59 (1)
          AUV at End of Period                        $25.28      $25.70
          Number of Accumulation Units
             Outstanding at End of Period            442,657      92,605

     ING T. ROWE PRICE EQUITY INCOME
          AUV at Beginning of Period                  $21.77      $22.19 (1)
          AUV at End of Period                        $18.50      $21.77
          Number of Accumulation Units
             Outstanding at End of Period            425,112     107,272

     ING VAN KAMPEN GLOBAL FRANCHISE
          AUV at Beginning of Period                  $10.00 (4)
          AUV at End of Period                         $8.80
          Number of Accumulation Units
             Outstanding at End of Period             40,258

     ING VAN KAMPEN GROWTH & INCOME
          AUV at Beginning of Period                  $20.39      $21.68 (1)
          AUV at End of Period                        $17.01      $20.39
          Number of Accumulation Units
             Outstanding at End of Period            180,352      51,722

     ING VAN KAMPEN REAL ESTATE
          AUV at Beginning of Period                  $25.87      $24.17 (1)
          AUV at End of Period                        $25.38      $25.87
          Number of Accumulation Units
             Outstanding at End of Period             77,757       7,350

                                      A17

                                                       2002        2001
                                                       ----        ----

     ING VP BOND PORTFOLIO
          AUV at Beginning of Period                  $10.00 (4)
          AUV at End of Period                        $10.59
          Number of Accumulation Units
             Outstanding at End of Period             20,543

     ING VP GROWTH OPPORTUNITIES
          AUV at Beginning of Period                   $7.75      $10.11 (1)
          AUV at End of Period                         $5.20       $7.75
          Number of Accumulation Units
             Outstanding at End of Period             68,491       6,269

     ING VP MAGNACAP
          AUV at Beginning of Period                   $9.31      $10.11 (1)
          AUV at End of Period                         $7.02       $9.31
          Number of Accumulation Units
             Outstanding at End of Period             41,229      10,474

     ING VP SMALLCAP OPPORTUNITIES
          AUV at Beginning of Period                   $8.29      $10.01 (1)
          AUV at End of Period                         $4.57       $8.29
          Number of Accumulation Units
             Outstanding at End of Period            249,714      45,115

     ING VP WORLDWIDE GROWTH
          AUV at Beginning of Period                   $6.94       $8.34 (1)
          AUV at End of Period                         $5.11       $6.94
          Number of Accumulation Units
             Outstanding at End of Period            138,853      46,282

     PIMCO HIGH YIELD PORTFOLIO
          AUV at Beginning of Period                   $9.84       $9.79 (1)
          AUV at End of Period                         $9.52       $9.84
          Number of Accumulation Units
             Outstanding at End of Period            423,832     118,177

     PROFUND VP BULL
          AUV at Beginning of Period                   $8.85      $10.00 (1)
          AUV at End of Period                         $6.59       $8.85
          Number of Accumulation Units
             Outstanding at End of Period             23,783       1,814

     PROFUND VP SMALL CAP
          AUV at Beginning of Period                   $9.39      $10.00 (1)
          AUV at End of Period                         $7.13       $9.39
          Number of Accumulation Units
             Outstanding at End of Period             68,579      12,110

     FOOTNOTES
     (1)  Fund First Available during May 2001
     (2)  Fund First Available during November 2001
     (3)  Fund First Available during December 2001
     (4)  Fund First Available during May 2002

                                      A18

--------------------------------------------------------------------------------
APPENDIX B
--------------------------------------------------------------------------------

                            THE INVESTMENT PORTFOLIOS

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal.

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER           INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING INVESTORS TRUST
   7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
--------------------------------------------------------------------------------
ING AIM MID-CAP GROWTH PORTFOLIO        Seeks capital appreciation. The
   (Class S)                            Portfolio seeks to meet its objective
                                        by investing, normally, at least 80%
   INVESTMENT ADVISER:                  of its assets in equity securities of
      Directed Services, Inc.           mid-capitalization companies.
   INVESTMENT SUBADVISER:
      A I M Capital Management, Inc.
--------------------------------------------------------------------------------
ING ALLIANCE MID-CAP GROWTH PORTFOLIO   Seeks long-term total return. The
   (Class S)                            Portfolio invests primarily in common
                                        stocks of middle capitalization
   INVESTMENT ADVISER:                  companies. The Portfolio normally
      Directed Services, Inc.           invests substantially all of its
   INVESTMENT SUBADVISER:               assets in high-quality common stocks
      Alliance Capital Management, L.P. that Alliance expects to increase in value.
--------------------------------------------------------------------------------
ING DEVELOPING WORLD PORTFOLIO          The Portfolio normally invests at
   (Class S)                            least 80% of its assets in securities
                                        of issuers located in at least three
   INVESTMENT ADVISER:                  countries with emerging securities
      Directed Services, Inc.           markets. The Portfolio will provide
   INVESTMENT SUBADVISER: IIM B.V.      shareholders with at least 60 days
                                        prior notice of any change in this
                                        investment policy. The Portfolio may
                                        invest up to 20% of its assets in
                                        securities of U.S. and other
                                        developed market issuers, including
                                        investment-grade debt securities of
                                        U.S. issuers.
--------------------------------------------------------------------------------

                                       B1

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER           INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING EAGLE ASSET VALUE EQUITY            Seeks capital appreciation. Dividend
   PORTFOLIO (Class S)                  income is a secondary objective. The
                                        Portfolio normally invests at least
   INVESTMENT ADVISER:                  80% of its assets in equity
      Directed Services, Inc.           securities of domestic and foreign
   INVESTMENT SUBADVISER:               issuers that meet quantitative
      Eagle Asset Management, Inc.      standards relating to financial
                                        soundness and high intrinsic value
                                        relative to price.
--------------------------------------------------------------------------------
ING FMRSM DIVERSIFIED MID-CAP           Seeks long-term growth of capital.
   PORTFOLIO (Class S)                  The Portfolio Manager normally
                                        invests the Portfolio's assets
   INVESTMENT ADVISER:                  primarily in common stocks. The
      Directed Services, Inc.           Portfolio Manager normally invests at
   INVESTMENT SUBADVISER:               least 80% of the Portfolio's assets
      Fidelity Management &             in securities of companies with
      Research Co.                      medium market capitalizations.
--------------------------------------------------------------------------------
ING JANUS GROWTH AND INCOME PORTFOLIO   Seeks long-term capital growth and
   (Class S)                            current income. The Portfolio
                                        normally emphasizes investments in
   INVESTMENT ADVISER:                  common stocks. It will normally
      Directed Services, Inc.           invest up to 75% of its assets in
   INVESTMENT SUBADVISER:               equity securities selected primarily
      Janus Capital Management, LLC     for their growth potential, and at
                                        least 25% of its assets in securities
                                        the Portfolio Manager believes have
                                        income potential. Because of this
                                        investment strategy, the Portfolio is
                                        not designed for investors who need
                                        consistent income.
--------------------------------------------------------------------------------
ING JANUS SPECIAL EQUITY PORTFOLIO      A nondiversified Portfolio that seeks
   (Class S)                            capital appreciation. The Portfolio
                                        invests, under normal circumstances,
   INVESTMENT ADVISER:                  at least 80% of its net assets (plus
      Directed Services, Inc.           borrowings for investment purposes)
   INVESTMENT SUBADVISER:               in equity securities with the
      Janus Capital Management, LLC     potential for long-term growth of
                                        capital.
--------------------------------------------------------------------------------
ING JENNISON EQUITY OPPORTUNITIES       Seeks long-term capital growth. The
   PORTFOLIO (Class S)                  Portfolio normally invests at least
                                        80% of its net assets (plus any
   INVESTMENT ADVISER:                  borrowings for investment purposes)
      Directed Services, Inc.           in attractively valued equity
   INVESTMENT SUBADVISER:               securities of companies with current
      Jennison Associates, LLC          or emerging earnings growth the
                                        Portfolio Manager believes to be not
                                        fully appreciated or recognized by
                                        the market.
--------------------------------------------------------------------------------
ING JPMORGAN SMALL CAP EQUITY           A nondiversified Portfolio that seeks
   PORTFOLIO (Class S)                  capital growth over the long term.
                                        Under normal market conditions, the
   INVESTMENT ADVISER:                  Portfolio invests at least 80% of its
      Directed Services, Inc.           total assets in equity securities of
   INVESTMENT SUBADVISER:               small-cap companies.
      J.P. Morgan Investment
      Management, Inc.
--------------------------------------------------------------------------------
ING JULIUS BAER FOREIGN PORTFOLIO       A nondiversified Portfolio that seeks
   (Class S)                            total return from long-term capital
                                        growth and income. Under normal
   INVESTMENT ADVISER:                  conditions, the Portfolio will invest
      Directed Services, Inc.           at least 80% of its total assets in a
   INVESTMENT SUBADVISER:               broad portfolio of equity securities
   Julius Baer Investment               of established foreign companies of
   Management, Inc.                     various sizes, including foreign
                                        subsidiaries of U.S. companies, based
                                        in countries that are represented in
                                        the Morgan Stanley Capital
                                        International, Europe, Australia and
                                        Far East Index (the "EAFE Index").
--------------------------------------------------------------------------------

                                       B2

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER           INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING MARSICO GROWTH PORTFOLIO (Class S)  Seeks capital appreciation. The
                                        Portfolio invests primarily in equity
   INVESTMENT ADVISER:                  securities selected for their growth
      Directed Services, Inc.           potential. The Portfolio may invest
   INVESTMENT SUBADVISER:               in companies of any size, from
      Marsico Capital Management, LLC   larger, well-established companies to
                                        smaller, emerging growth companies.
--------------------------------------------------------------------------------
ING MFS MID-CAP GROWTH PORTFOLIO        A nondiversified Portfolio that seeks
   (Class S)                            long-term growth of capital. The
                                        Portfolio normally invests at least
   INVESTMENT ADVISER:                  80% of its net assets in common
      Directed Services, Inc.           stocks and related securities (such
   INVESTMENT SUBADVISER:               as preferred stocks, convertible
      Massachusetts Financial           securities and depositary receipts)
      Services Company                  of companies with medium market
                                        capitalizations (or "mid-cap
                                        companies") which the Portfolio
                                        Manager believes have above-average
                                        growth potential.
--------------------------------------------------------------------------------
ING MFS RESEARCH PORTFOLIO (Class S)    Seeks long-term growth of capital and
                                        future income. The Portfolio normally
   INVESTMENT ADVISER:                  invests at least 80% of its net
      Directed Services, Inc.           assets in common stocks and related
   INVESTMENT SUBADVISER:               securities (such as preferred stocks,
      Massachusetts Financial           convertible securities and depositary
      Services Company                  receipts). The Portfolio focuses on
                                        companies that the Portfolio Manager
                                        believes have favorable prospects for
                                        long-term growth, attractive
                                        valuations based on current and
                                        expected earnings or cash flow,
                                        dominant or growing market share and
                                        superior management.
--------------------------------------------------------------------------------
ING PIMCO CORE BOND PORTFOLIO           Seeks maximum total return,
   (Class S)                            consistent with preservation of
                                        capital and prudent investment
   INVESTMENT ADVISER:                  management. The Portfolio is
      Directed Services, Inc.           diversified and seeks to achieve its
   INVESTMENT SUBADVISER:               investment objective by investing
      Pacific Investment                under normal circumstances at least
      Management Company, LLC           80% of its net assets (plus
                                        borrowings for investment purposes)
                                        in a diversified portfolio of fixed
                                        income instruments of varying
                                        maturities.
--------------------------------------------------------------------------------
ING SALOMON BROTHERS ALL CAP            A nondiversified Portfolio that seeks
   PORTFOLIO (Class S)                  capital appreciation through
                                        investment in securities which the
   INVESTMENT ADVISER:                  Subadviser believes have
      Directed Services, Inc.           above-average capital appreciation
   INVESTMENT SUBADVISER:               potential. The Portfolio invests
      Salomon Brothers Asset            primarily in common stocks and common
      Management Inc.                   stock equivalents, such as preferred
                                        stocks and securities convertible
                                        into common stocks, of companies the
                                        Portfolio Manager believes are
                                        undervalued in the marketplace.
--------------------------------------------------------------------------------
ING SALOMON BROTHERS INVESTORS          Seeks long-term growth of capital.
   PORTFOLIO (Class S)                  Secondarily seeks current income. The
                                        Portfolio invests primarily in equity
   INVESTMENT ADVISER:                  securities of U.S. companies. The
      Directed Services, Inc.           Portfolio may also invest in other
   INVESTMENT SUBADVISER:               equity securities. To a lesser
      Salomon Brothers Asset            degree, the Portfolio invests in
      Management Inc.                   income producing securities such as
                                        debt securities.
--------------------------------------------------------------------------------
ING T. ROWE PRICE CAPITAL               Seeks, over the long-term, a high
   APPRECIATION PORTFOLIO (Class S)     total investment return, consistent
                                        with the preservation of capital and
   INVESTMENT ADVISER:                  prudent investment risk. The
      Directed Services, Inc.           Portfolio pursues an active asset
   INVESTMENT SUBADVISER:               allocation strategy whereby
      T. Rowe Price Associates, Inc.    investments are allocated among three
                                        asset classes - equity securities,
                                        debt securities and money market
                                        instruments.
--------------------------------------------------------------------------------

                                       B3

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER           INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING T. ROWE PRICE EQUITY INCOME         Seeks substantial dividend income as
   PORTFOLIO (Class S)                  well as long-term growth of capital.
                                        The Portfolio normally invests at
   INVESTMENT ADVISER:                  least 80% of its assets in common
      Directed Services, Inc.           stocks, with 65% in the common stocks
   INVESTMENT SUBADVISER:               of well-established companies paying
      T. Rowe Price Associates, Inc.    above-average dividends. The
                                        Portfolio may also invest in
                                        convertible securities, warrants and
                                        preferred stocks.
--------------------------------------------------------------------------------
ING VAN KAMPEN GLOBAL FRANCHISE         A nondiversified Portfolio that seeks
   PORTFOLIO (Class S)                  long-term capital appreciation. The
                                        Portfolio Manager seeks long-term
   INVESTMENT ADVISER:                  capital appreciation by investing
      Directed Services, Inc.           primarily in equity securities of
   INVESTMENT SUBADVISER:               issuers located throughout the world
      Van Kampen                        that it believes have, among other
                                        things, resilient business franchises
                                        and growth potential. The Portfolio
                                        may invest of in the securities of
                                        companies of any size.
--------------------------------------------------------------------------------
ING VAN KAMPEN GROWTH AND INCOME        Seeks long-term growth of capital and
   PORTFOLIO (Class S)                  income. Under normal market
                                        conditions, the Portfolio Manager
   INVESTMENT ADVISER:                  seeks to achieve the Portfolio's
      Directed Services, Inc.           investment objective by investing
   INVESTMENT SUBADVISER:               primarily in what it believes to be
      Van Kampen                        income-producing equity securities,
                                        including common stocks and
                                        convertible securities; although
                                        investments are also made in
                                        non-convertible preferred stocks and
                                        debt securities rated "investment
                                        grade," which are securities rated
                                        within the four highest grades
                                        assigned by Standard & Poor's ("S&P")
                                        or by Moody's Investors Service, Inc.
                                        ("Moody's").
--------------------------------------------------------------------------------
ING VAN KAMPEN REAL ESTATE PORTFOLIO    A nondiversified Portfolio that seeks
   (Class S)                            capital appreciation. Secondarily
                                        seeks current income. The Portfolio
   INVESTMENT ADVISER:                  invests at least 80% of its assets in
      Directed Services, Inc.           equity securities of companies in the
   INVESTMENT SUBADVISER:               U.S. real estate industry that are
      Van Kampen                        listed on national exchanges or the
                                        National Association of Securities
                                        Dealers Automated Quotation System
                                        ("NASDAQ").
--------------------------------------------------------------------------------
ING PARTNERS, INC.
   151 Farmington Avenue, Hartford, CT 06156-8962
--------------------------------------------------------------------------------
ING JPMORGAN FLEMING INTERNATIONAL      Seeks long-term growth of capital.
   PORTFOLIO (Service Class)            Invests primarily (at least 65% of
                                        total assets) in the equity
   INVESTMENT ADVISER:                  securities of foreign companies that
      ING Life Insurance and            the subadviser believes have high
      Annuity Company                   growth potential. Will normally
   INVESTMENT SUBADVISER:               invest in securities of at least
      J.P. Morgan Fleming Asset         three different countries other than
      Management, (London) Ltd.         the U.S. and will invest in both
                                        developed and developing markets.
--------------------------------------------------------------------------------
ING SALOMON BROTHERS AGGRESSIVE         Seeks long-term growth of capital.
   GROWTH PORTFOLIO (Service Class)     Invests primarily (at least 80% of
                                        net assets under normal
   INVESTMENT ADVISER:                  circumstances) in common stocks and
      ING Life Insurance and            related securities, such as preferred
      Annuity Company                   stocks, convertible securities and
   INVESTMENT SUBADVISER:               depositary receipts, of emerging
      Salomon Brothers Asset            growth companies.
      Management, Inc.
--------------------------------------------------------------------------------

                                       B4

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER           INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING VARIABLE INSURANCE TRUST
   7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
--------------------------------------------------------------------------------
ING VP WORLDWIDE GROWTH PORTFOLIO       Seeks long-term capital appreciation.
                                        A nondiversified Portfolio that under
   INVESTMENT ADVISER:                  normal conditions, invests at least
      ING Investments, LLC              65% of net assets in equity
                                        securities of issuers located in at
                                        least three countries, one of which
                                        may be the U.S. Generally invests at
                                        least 75% of total assets in common
                                        and preferred stocks, warrants and
                                        convertible securities.
--------------------------------------------------------------------------------
ING VARIABLE PORTFOLIOS, INC.
   7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
--------------------------------------------------------------------------------
ING VP BOND PORTFOLIO (Class S)         Seeks to maximize total return as is
                                        consistent with reasonable risk,
   INVESTMENT ADVISER:                  through investment in a diversified
      ING Investments, LLC              portfolio consisting of debt
   INVESTMENT SUBADVISER:               securities. Under normal market
      Aeltus Investment                 conditions, invests at least 80% of
      Management, Inc.                  net assets in high-grade corporate
                                        bonds, mortgage-related and other
                                        asset-backed securities, and
                                        securities issued or guaranteed by
                                        the U.S. Government, its agencies or
                                        instrumentalities. The Portfolio may
                                        invest up to 15% of total assets in
                                        high-yield instruments and up to 25%
                                        of total assets in foreign debt
                                        securities.
--------------------------------------------------------------------------------
ING VP INDEX PLUS LARGECAP PORTFOLIO    Seeks to outperform the total return
   (Class S)                            performance of the Standard & Poor's
                                        500 Composite Index (S&P 500), while
   INVESTMENT ADVISER:                  maintaining a market level of risk.
      ING Investments, LLC              Invests at least 80% of net assets in
   INVESTMENT SUBADVISER:               stocks included in the S&P 500. The
      Aeltus Investment                 subadviser's objective is to
      Management, Inc.                  overweight those stocks in the S&P
                                        500 that they believe will outperform
                                        the index and underweight or avoid
                                        those stocks in the S&P 500 that they
                                        believe will underperform the index.
--------------------------------------------------------------------------------
ING VARIABLE PRODUCTS TRUST
   7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
--------------------------------------------------------------------------------
ING VP GROWTH OPPORTUNITIES PORTFOLIO   Seeks long-term growth of capital.
   (Service Class)                      Invests primarily in common stock of
                                        U.S. companies that the portfolio
   INVESTMENT ADVISER:                  managers feel have above average
      ING Investments, LLC              prospects for growth. Under normal
                                        market conditions, invests at least
                                        65% of total assets in securities
                                        purchased on the basis of the
                                        potential for capital appreciation.
                                        These securities may be from
                                        large-cap, mid-cap or small-cap
                                        companies.
--------------------------------------------------------------------------------
ING VP MAGNACAP PORTFOLIO               Seeks growth of capital, with
   (Service Class)                      dividend income as a secondary
                                        consideration. Normally invests at
   INVESTMENT ADVISER:                  least 80% of assets in common stocks
      ING Investments, LLC              of large companies, which are those
                                        included in the 500 largest U.S.
                                        companies, as measured by total
                                        revenues, net assets, cash flow or
                                        earnings, or the 1,000 largest
                                        companies as measured by equity
                                        market capitalization.
--------------------------------------------------------------------------------

                                       B5

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER           INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
ING VP SMALLCAP OPPORTUNITIES           Seeks long-term capital appreciation.
   PORTFOLIO (Service Class)            Normally invests at least 80% of
                                        assets in the common stock of
   INVESTMENT ADVISER:                  smaller, lesser-known U.S. companies
      ING Investments, LLC              that are believed to have above
                                        average prospects for growth. For
                                        this Portfolio, smaller companies are
                                        those with market capitalizations
                                        that fall within the range of
                                        companies in the Russell 2000 Index.
--------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS PORTFOLIO
   82 Devonshire Street, Boston, MA 02109
--------------------------------------------------------------------------------
FIDELITY(R)VIP EQUITY-INCOME PORTFOLIO  Seeks reasonable income. Also
   (Service Class 2)                    considers the potential for capital
                                        appreciation. Seeks to achieve a
   INVESTMENT ADVISER:                  yield which exceeds the composite
      Fidelity Management &             yield on the securities comprising
      Research Co.                      the Standard & Poor's 500 Index.
   INVESTMENT SUBADVISER:               Normally invests at least 80% of
      FMR Co., Inc.                     total assets in income-producing
                                        equity securities (which tends to
                                        lead to investments in large cap
                                        "value" stocks).
--------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
   840 Newport Center Drive, Suite 300, Newport Beach, CA 92660
--------------------------------------------------------------------------------
ING PIMCO HIGH YIELD PORTFOLIO          Seeks maximum total return,
   (Class S)                            consistent with preservation of
                                        capital and prudent investment
   INVESTMENT ADVISER:                  management.
      Directed Services, Inc.
   INVESTMENT SUBADVISER:
      Pacific Investment Management
      Company, LLC
--------------------------------------------------------------------------------
PRO FUNDS VP
   3435 Stelzer Road, Suite 1000, P.O. Box 182100, Columbus, OH 43218-2000
--------------------------------------------------------------------------------
PROFUND VP BULL                         Seeks daily investment results,
                                        before fees and expenses that
   INVESTMENT ADVISER:                  correspond to the daily performance
      ProFund Advisors, LLC             of the S&P 500 Index.
--------------------------------------------------------------------------------
PROFUND VP SMALL-CAP                    Seeks daily investment results,
                                        before fees and expenses that
   INVESTMENT ADVISER:                  correspond to the daily performance
      ProFund Advisors, LLC             of the Russell 2000 Index.
--------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST
   525 Market Street, San Francisco, CA
--------------------------------------------------------------------------------
WELLS FARGO VT ASSET ALLOCATION FUND    Seeks long-term total return,
                                        consistent with reasonable risk.
   INVESTMENT ADVISER:                  Invests in equity and fixed-income
      Wells Fargo Funds                 securities in varying proportions,
      Management, LLC                   with an emphasis on equity
                                        securities. The Fund's "neutral"
                                        target allocation is 60% equity
                                        securities and 40% fixed-income
                                        securities.
--------------------------------------------------------------------------------
WELLS FARGO VT EQUITY INCOME FUND       Seeks long-term capital appreciation
                                        and above-average dividend income by
   INVESTMENT ADVISER:                  investing primarily in the common
      Wells Fargo Funds                 stocks of large U.S. companies with
      Management, LLC                   strong return potential based on
                                        current market valuations.
--------------------------------------------------------------------------------
WELLS FARGO VT EQUITY VALUE FUND        Seeks long-term capital appreciation
                                        and above-average dividend income by
   INVESTMENT ADVISER:                  investing primarily in equity
      Wells Fargo Funds                 securities of large U.S. companies
      Management, LLC                   with strong return potential based on
                                        current market valuations.
--------------------------------------------------------------------------------

                                       B6

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER           INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
WELLS FARGO VT LARGE COMPANY            Seeks long-term capital appreciation
   GROWTH FUND                          by investing primarily in large,
                                        domestic companies that the adviser
   INVESTMENT ADVISER:                  believes have superior growth
      Wells Fargo Funds                 potential by seeking issuers whose
      Management, LLC                   stocks the investment adviser
                                        believes are attractively valued,
                                        with fundamental characteristics
                                        above the market average and that
                                        support earnings growth capability.
--------------------------------------------------------------------------------
WELLS FARGO VT MONEY MARKET FUND        Seeks high current income, while
                                        preserving capital and liquidity by
   INVESTMENT ADVISER:                  investing in U.S. dollar-denominated,
      Wells Fargo Funds                 high quality, short-term money market
      Management, LLC                   instruments including banker's
                                        acceptances, bank notes, certificates
                                        of deposit, commercial paper and
                                        repurchase agreements.
--------------------------------------------------------------------------------
WELLS FARGO VT SMALL CAP GROWTH FUND    Seeks long-term capital appreciation
                                        by investing in a diversified
   INVESTMENT ADVISER:                  portfolio of common stocks of U.S.
      Wells Fargo Funds                 and foreign companies that the
      Management, LLC                   investment adviser believes have
                                        above-average growth potential, or
                                        that may be involved in new or
                                        innovative products, services and
                                        processes, focusing on
                                        small-capitalization stocks.
--------------------------------------------------------------------------------
WELLS FARGO VT TOTAL RETURN BOND FUND   Seeks total return of income and
                                        capital appreciation by investing in
   INVESTMENT ADVISER:                  a broad range of investment-grade
      Wells Fargo Funds                 debt securities, including U.S.
      Management, LLC                   Government obligations, corporate
                                        bonds, asset-backed securities and
                                        money-market instruments.
--------------------------------------------------------------------------------

                                       B7

--------------------------------------------------------------------------------
APPENDIX C
--------------------------------------------------------------------------------

                                FIXED ACCOUNT II


Fixed Account II ("Fixed Account") is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we" or "our"). The Fixed Account, which is a segregated asset account of ING USA, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed Interest Allocations with guaranteed interest periods of 5, 7 and 10 years. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all contracts or in all states and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically. We may credit a different interest rate for each interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by ING USA, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your contract. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return a contract for a refund as described in the prospectus.

THE FIXED ACCOUNT

You may allocate premium payments and transfer your Contract value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date, which is the last day of the month in which the interest period is scheduled to expire.

Your Contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

GUARANTEED INTEREST RATES

Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole

                                       C1
discretion. We cannot predict the level of future interest rates. For more information see the prospectus for Fixed Account II

TRANSFERS FROM A FIXED INTEREST ALLOCATION

You may transfer your Contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of ING USA's Separate Account B as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, canceling dollar cost averaging will cause a transfer of the entire Contract value in such Fixed Interest Allocation to the Wells Fargo VT Money Market subaccount, and such a transfer will be subject to a Market Value Adjustment.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See "Optional Riders" in the prospectus.

WITHDRAWALS FROM A FIXED INTEREST ALLOCATION

During the accumulation phase, you may withdraw a portion of your Contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect. See "Optional Riders" in the prospectus.

MARKET VALUE ADJUSTMENT

A Market Value Adjustment may decrease, increase or have no effect on your Contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your Contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

CONTRACT VALUE IN THE FIXED INTEREST ALLOCATIONS

On the contract date, the Contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of Contract value in each Fixed Interest Allocation as follows:

                                       C2

     (1) We take the Contract value in the Fixed Interest Allocation at the end of the preceding business day.

     (2) We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day.

     (3)  We add (1) and

     (4)  We subtract from (3) any transfers from that Fixed Interest
          Allocation.

     (5) We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation. The Contract value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works are included in the prospectus for the Fixed Account

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations, any Market Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your Contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

DOLLAR COST AVERAGING FROM FIXED INTEREST ALLOCATIONS

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of Contract value in Fixed Account Interest Allocations with a guaranteed interest period of 1 year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or contract investment portfolio subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels. You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

SUSPENSION OF PAYMENTS

We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

MORE INFORMATION

See the prospectus for Fixed Account II.

                                       C3

--------------------------------------------------------------------------------
APPENDIX D
--------------------------------------------------------------------------------

                             FIXED INTEREST DIVISION

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by ING USA Annuity and Life Insurance Company. The Fixed Interest Division is part of the ING USA General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated May 1, 2003. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service Center at (800) 366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.

                                       D1

--------------------------------------------------------------------------------
APPENDIX E
--------------------------------------------------------------------------------

                 SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $25,000 and additional premium payments of $25,000 in each of the second and third contract years, for total premium payments under the Contract of $75,000. It also assumes a withdrawal at the beginning of the third contract year of 30% of the contract value of $90,000.

In this example, $13,500 (15% of $90,000) is maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $27,000 ($90,000 x .30). Therefore, $13,500 ($27,000 -
$13,500) is considered an excess withdrawal and would be subject to a 4% surrender charge of $540 ($13,500 x .04). This example does not take into account any Market Value Adjustment or deduction of any premium taxes.

                                       E1

--------------------------------------------------------------------------------
APPENDIX F
--------------------------------------------------------------------------------

  PRO-RATA WITHDRAWAL ADJUSTMENT FOR 7% SOLUTION DEATH BENEFIT ELEMENT EXAMPLES

These examples assume that withdrawals have not exceeded 7% of premium in any year. They apply to the 7% Solution Death Benefit and to the 7% Solution element of the Max 7 Death Benefit.

EXAMPLE #1:  THE CONTRACT VALUE (AV) IS LOWER THAN THE DEATH BENEFIT

     Assume a premium payment of $100,000, AV at the time of withdrawal of $87,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro-rata Withdrawal.

Calculate the Effect of the Withdrawal

     1.   The Special Withdrawal is $7,000 (7% of $100,000).

          MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

          AV after Special Withdrawal = $80,000 ($87,000 - $7,000)

          The Pro-rata Withdrawal is $20,000 ($27,000 - $7,000).

     2. Pro-rata Withdrawal Adjustment to MGDB = $30,000 ($120,000 * ($20,000 / $80,000))

          MGDB after Pro-rata Withdrawal = $90,000 ($120,000 - $30,000)

          AV after Pro-rata Withdrawal = $60,000 ($80,000 - $20,000)

EXAMPLE #2:  THE CONTRACT VALUE (AV) IS GREATER THAN THE DEATH BENEFIT

Assume a premium payment of $100,000, AV at the time of withdrawal of $167,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro-rata Withdrawal.

Calculate the Effect of the Withdrawal

     1.   The Special Withdrawal is $7,000 (7% of $100,000).

          MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

          AV after Special Withdrawal = $160,000 ($167,000 - $7,000)

          The Pro-rata Withdrawal is $20,000 ($27,000 - $7,000).

     2. Pro-rata Withdrawal Adjustment to MGDB = $15,000 ($120,000 * ($20,000 / $160,000))

          MGDB after Pro-rata Withdrawal = $105,000 ($120,000 - $15,000)

          AV after Pro-rata Withdrawal = $140,000 ($160,000 - $20,000)

                                       F1

EXAMPLE #3:  THE CONTRACT VALUE (AV) IS EQUAL TO THE DEATH BENEFIT

     Assume a premium payment of $100,000, AV at the time of withdrawal of $127,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro-rata Withdrawal.

Calculate the Effect of the Withdrawal

     1.   The Special Withdrawal is $7,000 (7% of $100,000).

          MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

          AV after Special Withdrawal = $120,000 ($127,000 - $7,000)

          The Pro-rata Withdrawal is $20,000 ($27,000 - $7,000).

     2. Pro-rata Withdrawal Adjustment to MGDB = $20,000 ($120,000 * ($20,000 / $120,000))

          MGDB after Pro-rata Withdrawal = $100,000 ($120,000 - $20,000)

          AV after Pro-rata Withdrawal = $100,000 ($120,000 - $20,000)

                                       F2

--------------------------------------------------------------------------------
APPENDIX G
--------------------------------------------------------------------------------

                    SPECIAL FUNDS AND EXCLUDED FUNDS EXAMPLES


EXAMPLE #1:    The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element ("7% MGDB") of allocating your Contract Value to Special Funds.

-----------------------------------------    ---------------------------------------    --------------------------------------
        7% MGDB IF 50% INVESTED                      7% MGDB IF 0% INVESTED                   7% MGDB IF 100% INVESTED
            IN SPECIAL FUNDS                            IN SPECIAL FUNDS                          IN SPECIAL FUNDS
-----------------------------------------    ---------------------------------------    --------------------------------------

END OF YR   COVERED   SPECIAL    TOTAL       END OF YR  COVERED  SPECIAL    TOTAL       END OF YR COVERED   SPECIAL   TOTAL
      0       500       500      1,000            0      1,000       --     1,000            0        0       1000     1000
      1       535       500      1,035            1      1,070       --     1,070            1        0       1000     1000
      2       572       500      1,072            2      1,145       --     1,145            2        0       1000     1000
      3       613       500      1,113            3      1,225       --     1,225            3        0       1000     1000
      4       655       500      1,155            4      1,311       --     1,311            4        0       1000     1000
      5       701       500      1,201            5      1,403       --     1,403            5        0       1000     1000
      6       750       500      1,250            6      1,501       --     1,501            6        0       1000     1000
      7       803       500      1,303            7      1,606       --     1,606            7        0       1000     1000
      8       859       500      1,359            8      1,718       --     1,718            8        0       1000     1000
      9       919       500      1,419            9      1,838       --     1,838            9        0       1000     1000
     10       984       500      1,484           10      1,967       --     1,967           10        0       1000     1000
-----------------------------------------    ---------------------------------------    --------------------------------------




---------------------------------------   --------------------------------------
       7% MGDB IF TRANSFERRED TO                7% MGDB IF TRANSFERRED TO
             SPECIAL FUNDS                            COVERED FUNDS
       AT THE BEGINNING OF YEAR 6               AT THE BEGINNING OF YEAR 6
---------------------------------------   --------------------------------------

END OF YR   COVERED   SPECIAL    TOTAL    END OF YR  COVERED  SPECIAL    TOTAL
      0      1,000        --     1,000         0         --    1,000     1,000
      1      1,070        --     1,070         1         --    1,000     1,000
      2      1,145        --     1,145         2         --    1,000     1,000
      3      1,225        --     1,225         3         --    1,000     1,000
      4      1,311        --     1,311         4         --    1,000     1,000
      5      1,403        --     1,403         5         --    1,000     1,000
      6         --     1,403     1,403         6      1,070       --     1,070
      7         --     1,403     1,403         7      1,145       --     1,145
      8         --     1,403     1,403         8      1,225       --     1,225
      9         --     1,403     1,403         9      1,311       --     1,311
     10         --     1,403     1,403        10      1,403       --     1,403
---------------------------------------   --------------------------------------

                                       G1

EXAMPLE #2:    The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element ("7% MGDB") of allocating your Contract Value to Excluded Funds.

-----------------------------------------------------------------------------
                   7% MGDB IF 50% INVESTED IN EXCLUDED FUNDS
-----------------------------------------------------------------------------
                 Covered           Excluded            Total
            --------------------------------------------------------
 End of yr     7%                                                    Death
             MGDB       AV    "7% MGDB"    AV    7% MGDB     AV     Benefit
     0        500      500       500      500     1,000       1,000  1,000
     1        535      510       535      510     1,045       1,020  1,045
     2        572      490       572      490     1,062         980  1,062
     3        613      520       613      520     1,133       1,040  1,133
     4        655      550       655      550     1,205       1,100  1,205
     5        701      450       701      450     1,151         900  1,151
     6        750      525       750      525     1,275       1,050  1,275
     7        803      600       803      600     1,403       1,200  1,403
     8        859      750       859      750     1,609       1,500  1,609
     9        919      500       919      500     1,419       1,000  1,419
    10        984      300       984      300     1,284         600  1,284
-----------------------------------------------------------------------------

--------------------------------------   ---------------------------------------
         7% MGDB IF 0% INVESTED                  7% MGDB IF 100% INVESTED
           IN EXCLUDED FUNDS                        IN EXCLUDED FUNDS
--------------------------------------   ---------------------------------------
                 Covered                                 Excluded
           --------------------                    ---------------------
End of yr                       Death   End of yr                         Death
            7% MGDB      AV    Benefit            "7% MGDB"        AV    Benefit
    0        1,000     1,000    1,000       0       1,000        1,000    1,000
    1        1,070     1,020    1,070       1       1,070        1,020    1,020
    2        1,145       980    1,145       2       1,145          980      980
    3        1,225     1,040    1,225       3       1,225        1,040    1,040
    4        1,311     1,100    1,311       4       1,311        1,100    1,100
    5        1,403       900    1,403       5       1,403          900      900
    6        1,501     1,050    1,501       6       1,501        1,050    1,050
    7        1,606     1,200    1,606       7       1,606        1,200    1,200
    8        1,718     1,500    1,718       8       1,718        1,500    1,500
    9        1,838     1,000    1,838       9       1,838        1,000    1,000
    10       1,967       600    1,967      10       1,967          600      600
--------------------------------------   ---------------------------------------

Note: AV are hypothetical illustrative values. Not a projection. "7% MGDB" for Excluded funds is notional. Not payable as a benefit. Death Benefit for Excluded Funds equals Accumulation Value (AV)

                                       G2

-------------------------------------------------------------------------------
                TRANSFER FROM COVERED FUNDS TO EXCLUDED FUNDS
                          AT THE BEGINNING OF YEAR 6
-------------------------------------------------------------------------------
                Covered            Excluded            Total
           ---------------------------------------------------------
end of yr    7%        AV       "7%       AV       7%        AV       Death
            MGDB               MGDB"              MGDB               Benefit

    --      1,000     1,000       --       --     1,000     1,000     1,000
     1      1,050     1,020       --       --     1,050     1,020     1,050
     2      1,103       980       --       --     1,103       980     1,103
     3      1,158     1,040       --       --     1,158     1,040     1,158
     4      1,216     1,100       --       --     1,216     1,100     1,216
     5      1,276       900       --       --     1,276       900     1,276
     6         --       --     1,340     1,050    1,050     1,050     1,050
     7         --       --     1,407     1,200    1,200     1,200     1,200
     8         --       --     1,477     1,500    1,500     1,500     1,500
     9         --       --     1,551     1,000    1,000     1,000     1,000
    10         --       --     1,629       600      600       600       600
-------------------------------------------------------------------------------

Note: 7% MGDB transferred to Excluded Funds equals the 7% MGDB in Covered Funds (or pro-rata portion thereof for partial transfer). Transfers from Special Funds to Excluded Funds work the same as Covered to Excluded (except 7% MGDB in Special Funds does not accumulate).

-------------------------------------------------------------------------------
                TRANSFER FROM EXCLUDED FUNDS TO COVERED FUNDS
                          AT THE BEGINNING OF YEAR 6
-------------------------------------------------------------------------------
                Covered            Excluded            Total
           ---------------------------------------------------------
end of yr    7%        AV       "7%       AV       7%        AV       Death
            MGDB               MGDB"              MGDB               Benefit

    --         --       --     1,000     1,000    1,000     1,000     1,000
    1          --       --     1,050     1,020    1,020     1,020     1,020
    2          --       --     1,103       980      980       980       980
    3          --       --     1,158     1,040    1,040     1,040     1,040
    4          --       --     1,216     1,100    1,100     1,100     1,100
    5          --       --     1,276       900      900       900       900
    6         945     1,050       --       --       945     1,050     1,050
    7         992     1,200       --       --       992     1,200     1,200
    8       1,042     1,500       --       --     1,042     1,500     1,500
     9      1,094     1,000       --       --     1,094     1,000     1,094
    10      1,149       600       --       --     1,149       600     1,149
-------------------------------------------------------------------------------

Note: 7% MGDB transferred to Covered Funds is the lesser of 7% MGDB in Excluded Funds (or portion thereof for partial transfer) and AV transferred to Covered Funds. Transfers from Excluded Funds to Special Funds work the same as Excluded to Covered (except 7% MGDB in Special Funds does not accumulate).

                                       G3

--------------------------------------------------------------------------------
APPENDIX H
--------------------------------------------------------------------------------

     EXAMPLES OF ADJUSTMENTS TO THE MGWB WITHDRAWAL ACCOUNT AND THE MAXIMUM
        ANNUAL WITHDRAWAL AMOUNT FOR WITHDRAWALS IN EXCESS OF THE MAXIMUM
              ANNUAL WITHDRAWAL AMOUNT ("EXCESS WITHDRAWAL AMOUNT")

EXAMPLE #1: OWNER HAS INVESTED ONLY IN COVERED FUNDS

     Assume the Contract Value ("CV") before the withdrawal is $100,000 and is invested in Covered Funds only, the Eligible Payment Amount ("EPA") is $100,000, the Maximum Annual Withdrawal Amount ("MAW") is $7,000, the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

     The new CV is $90,000 ($100,000 - $10,000).

     The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

     The Covered Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the MAW to $113,000 ($120,000 - $7,000), and is then reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $109,354.84 ($113,000 * (1 - $3,000 / 93,000)).

     The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA or $6,774.19 ($96.774.19 * 7%).

EXAMPLE #2: OWNER HAS INVESTED ONLY IN EXCLUDED FUNDS

     Assume the Contract Value ("CV") before the withdrawal is $100,000 and is invested in Excluded Funds only, the Eligible Payment Amount ("EPA") is $100,000, the Maximum Annual Withdrawal Amount ("MAW") is $7,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

     The new CV is $90,000 ($100,000 - $10,000).

     The Excess Withdrawal Amount is $3,000 ($10,000 - $7.000).

     The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the entire amount withdrawn to the CV (before the withdrawal) to $108,000 ($120,000 * (1 - $10,000 / $100,000)).

     The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000/$93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA or $6,774.19 ($96.774.19 * 7%).

                                       H1

EXAMPLE #3: OWNER HAS INVESTED IN BOTH COVERED AND EXCLUDED FUNDS

     Assume the Contract Value ("CV") before the withdrawal is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the Eligible Payment Amount ("EPA") is $100,000, the Maximum Annual Withdrawal Amount ("MAW") is $7,000, the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $45,000, and a withdrawal is made of $10,000 ($8,000 from Covered Funds and $2,000 from Excluded Funds).

     The new CV for Covered Funds is $52,000 ($60,000 - $8,000), and the new CV for Excluded Funds is $38,000 ($40,000 - $2,000).

     The Covered Withdrawal Account is first reduced dollar-for-dollar by the lesser of the MAW ($7,000) and the amount withdrawn from Covered Funds ($8,000) to $68,000 ($75,000 - $7,000), and is then reduced pro-rata based on the ratio of any Excess Withdrawal Amount from Covered Funds to the CV in Covered Funds (after being reduced for the withdrawal up to the MAW) to $66,716.98 ($68,000 * (1 - $1,000 / $53,000).

     The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount withdrawn from Excluded Funds to the CV in Excluded Funds (prior to the withdrawal) to $42,750 ($45,000 * (1 - $2,000 / $40,000)).

The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA or $6,774.19 ($96.774.19 * 7%).

                                       H2

--------------------------------------------------------------------------------
APPENDIX I
--------------------------------------------------------------------------------

                   DEATH BENEFITS FOR YR-2001 CONTRACT OWNERS


THE PURPOSE OF THIS APPENDIX IS TO DESCRIBE THE DEATH BENEFITS APPLICABLE TO CONTRACT OWNERS IN YR-2001. OTHER THAN AS DESCRIBED BELOW, PLEASE SEE THE PROSPECTUS FOR A FULL DESCRIPTION OF YOUR DEATH BENEFIT OPTIONS AND OTHER CONTRACT FEATURES. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS. AS USED IN THIS APPENDIX, "NON-SPECIAL FUNDS" HAS THE SAME MEANING AS "COVERED FUNDS" IN THE PROSPECTUS.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The BASE DEATH BENEFIT is equal to the greater of:

     1)   the contract value; and

     2)   the cash surrender value.

The STANDARD DEATH BENEFIT equals the GREATEST of the Base Death Benefit, the floor, and the SUM of:

     1)   the contract value allocated to Special Funds; and

     2) the Standard Minimum Guaranteed Death Benefit for amounts allocated to Non-Special Funds.

The Standard Minimum Guaranteed Death Benefit equals:

     1) the initial premium payment allocated to Special and Non-Special Funds, respectively;

     2) increased by premium payments and adjusted for transfers, allocated to Special and Non-Special Funds, respectively, after issue; and

     3) reduced by a pro-rata adjustment for any withdrawal or transfer taken from the Special and Non-Special Funds, respectively.

     In the event of transfers from Special to Non-Special funds, the increase in the Minimum Guaranteed Death Benefit of the Non-Special Fund will equal the lesser of the reduction in the Minimum Guaranteed Death Benefit in the Special Fund and the contract value transferred. In the event of transfers from Non-Special to Special Funds, the increase in the Minimum Guaranteed Death Benefit of the Special Fund will equal the reduction in the Minimum Guaranteed Death Benefit in the Non-Special Fund.

THE FLOOR FOR THE DEATH BENEFIT IS the total premium payments made under the Contract reduced by a pro-rata adjustment for any withdrawal.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit and the Enhanced Death Benefit option elected. For purposes of calculating the Enhanced Death Benefits, certain investment portfolios, and the Fixed Account are designated as "Special Funds." For Contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds: the Wells Fargo VT Money Market Fund, the ING VP Bond Portfolio; the ING PIMCO Core Bond Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account.

                                       I1

We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund may limit or reduce the enhanced death benefit.

For the period during which a portion of the contract value is allocated to a Special Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The 7% SOLUTION ENHANCED DEATH BENEFIT, equals the GREATEST of:

     1)   the Standard Death Benefit;

     2)   the floor; and

     3) the sum of the contract value allocated to Special Funds and the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds.

The 7% Solution Minimum Guaranteed Death Benefit for Special and Non-Special Funds equals the lesser of:

     1) premiums, adjusted for withdrawals and transfers, accumulated at 7% until the earlier of attainment of age 80 or reaching the cap (equal to 3 times all premium payments, as reduced by adjustments for withdrawals) and thereafter at 0%, subject to a floor as described below, and

     2)   the cap.

Withdrawals of up to 7% per year of cumulative premiums are referred to as special withdrawals. Special withdrawals reduce the 7% Solution Minimum Guaranteed Death Benefit by the amount of contract value withdrawn. For any other withdrawals (withdrawals in excess of the amount available as a special withdrawal), a pro-rata adjustment to the 7% Solution Minimum Guaranteed Death Benefit is made. The amount of the pro-rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before the withdrawal. The amount of the pro-rata adjustment for withdrawals from Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap for Special Funds on a pro-rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the 7% Solution Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred. The increase in the cap for Non-Special Funds will equal the reduction in the cap for Special Funds.

Transfers from Non-Special to Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap in the Non-Special Funds on a pro-rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Special Funds will equal the reduction in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Non-Special Funds.

THE FLOOR FOR THE 7% SOLUTION ENHANCED DEATH BENEFIT is determined by the same calculations described above for the 7% Solution Minimum Guaranteed Death Benefit except as follows: If you transfer contract value to a Special Fund, the minimum floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the 7% annual effective rate as described above, subject to the age limit and the cap described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals will reduce the floor as described for the

                                       I2
minimum guaranteed death benefit above. Your death benefit will be the greater of the floor and the death benefit determined as described above.

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the GREATEST of:

     1)   the Standard Death Benefit;

     2)   the floor; and

     3) the sum of the contract value allocated to Special Funds and the Annual Ratchet Minimum Guaranteed Death Benefit allocated to Non-Special Funds.

The Annual Ratchet Minimum Guaranteed Death Benefit equals:

     1) the initial premium allocated at issue to Special and Non-Special Funds, respectively;

     2) increased dollar for dollar by any premium allocated after issue to Special and Non-Special funds, respectively;

     3) for Non-Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Non-Special Funds, and transfers between Special and Non-Special Funds) and the current contract value allocated to Non-Special Funds;

     (4) for Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Special Funds, and transfers between Special and Non-Special and Non-Special Funds) and the current contract value allocated to Special Funds.

Withdrawals reduce the Annual Ratchet Minimum Guaranteed Death Benefit on a pro-rata basis, based on the amount withdrawn from the Special and Non-Special Funds, respectively. The amount of the pro-rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before withdrawal. The amount of the pro-rata adjustment for Special Funds will equal (a) times (b) divided by
(c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds on a pro-rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred.

Transfers from Non-Special to Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds on a pro-rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit for the Special Funds will equal the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit for the Non-Special Funds.

THE FLOOR FOR THE ANNUAL RATCHET ENHANCED DEATH BENEFIT is determined as described above for the Annual Ratchet Minimum Guaranteed Death Benefit except that all investments will be treated as Non-Special Funds.

The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit. Under this death benefit option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.

                                       I3

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

DEATH BENEFITS FOR EXCLUDED FUNDS

We will be designating certain investment portfolios as "Excluded Funds." Excluded Funds will include certain investment portfolios that, due to their volatility, will be excluded from the death benefit guarantees that might otherwise be provided. We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact your death benefit.

For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, your death benefit attributable to that allocation will equal the contract value of that allocation. Any guarantee of death benefit in excess of contract value otherwise provided with regard to allocations to Non-Excluded Funds, does not apply to allocations to Excluded Funds. The death benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

Transfers from Excluded Funds to Non-Excluded funds will reduce all death benefit components for Excluded Funds on a pro-rata basis. Except with respect to any maximum guaranteed death benefit, the resulting increase in the Non-Excluded Funds death benefit component will equal the lesser of the reduction in the death benefit for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed death benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed death benefit will equal the reduction in the maximum guaranteed death benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds death benefit components on a pro-rata basis. The resulting increase in the death benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds death benefit components.

                                       I4

--------------------------------------------------------------------------------
APPENDIX J
--------------------------------------------------------------------------------

                               DEATH BENEFITS FOR
                      MAY-2002 AND YR-2003 CONTRACT OWNERS

The following is a description of the 7% Solution Enhanced Death Benefit, the Annual Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit for May-2002 and Yr-2003 contract owners. Other than as described below, please see the prospectus for a full description of your death benefit options and other Contract features. Capitalized terms have the same meaning as described in the prospectus.

The 7% SOLUTION ENHANCED DEATH BENEFIT is the greater of:

     1)   the Standard Death Benefit; and

     2)   the lesser of:

          a) 3 times all premium payments, adjusted for withdrawals (the "cap"); and

          b) the sum of the 7% Solution Minimum Guaranteed Death Benefit ("7% MGDB") allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.

For purposes of calculating the 7% Solution Enhanced Death Benefit, the following investment options are designated as Special Funds: the Wells Fargo VT Money Market Fund, the ING VP Bond Portfolio, the ING PIMCO Core Bond Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account.

No investment options are currently designated as Excluded Funds.

The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds.

The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the 7% MGDB on a pro-rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro-rata basis.

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the greater of:

                                       J1

     1)   the Standard Death Benefit; and

     2) the Annual Ratchet Minimum Guaranteed Death Benefit ("Annual Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds, less any credits added within 1 year prior to death.

No funds are currently designated as Excluded Funds for purposes of the Annual Ratchet MGDB.

The Annual Ratchet MGDB allocated to Covered Funds on the contract date equals the premium and credits allocated to Covered Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Covered Funds will be set to the greater of:

     1) the current contract value in Covered Funds (after deductions occurring as of that date); or

     2) the Annual Ratchet MGDB in Covered Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums, credits, and partial withdrawals attributable to Covered Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Covered Funds is equal to the Annual Ratchet MGDB in the Covered Funds from the last contract anniversary, adjusted for new premiums, credits, and partial withdrawals attributable to Covered Funds, and transfers.

The Annual Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium and credits allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On the contract date, the Annual Ratchet MGDB allocated to Excluded Funds is equal to the premium and credits allocated to Excluded Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Excluded Funds will be set to the greater of:

     1) the current contract value in Excluded Funds (after deductions occurring as of that date); or

     2) the Annual Ratchet MGDB in the Excluded Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums and credits and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Excluded Funds is equal to the Annual Ratchet MGDB in the Excluded Funds from the last contract anniversary, adjusted for new premiums, credits, and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Annual Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Net transfers from Covered Funds to Special or Excluded Funds will reduce the 7% MGDB in Covered Funds on a pro-rata basis. The increase in the 7% MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the 7% MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Annual Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Annual Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Annual Ratchet MGDB in Excluded Funds.

The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the 7% Solution Enhanced Death Benefit or the Annual Ratchet Enhanced Death Benefit described above. Each Enhanced Death Benefit is determined independently of the other at all times.

MORTALITY AND EXPENSE RISK CHARGE

The mortality and expense risk charge depends on the category of contract owners to which you belong and on the death benefit that you chose. The mortality and expense risk charge (depending on the death benefit

                                       J2
you chose) and the asset-based administrative charge, on an annual basis, for Yr-2003 contract owners are as follows:

YR-2003:

-----------------------------------------------------------------------------
                                                    ENHANCED DEATH BENEFITS
                                     STANDARD       -----------------------
                                       DEATH     ANNUAL
                                      BENEFIT    RATCHET  7% SOLUTION   MAX 7
-----------------------------------------------------------------------------
Mortality & Expense Risk Charge        1.50%      1.75%       1.85%     1.95%
Asset-Based Administrative Charge      0.15%      0.15%       0.15%     0.15%
                                       -----      -----      -----      -----
    Total                              1.65%      1.90%       2.00%     2.10%
-----------------------------------------------------------------------------

The mortality and expense risk charge is deducted each business day at the rate of .004141% (Standard); .004837% (Annual Ratchet); .005117% (7% Solution); or
..005395% (Max 7), respectively, for each day since the previous business day.

                                       J3

--------------------------------------------------------------------------------
APPENDIX K
--------------------------------------------------------------------------------

               OPTIONAL RIDER BENEFITS FOR YR-2001 CONTRACT OWNERS

The following is a description of the optional rider benefits for Yr-2001 contract owners who elected an optional rider benefit.

We may be designating certain investment portfolios as "Excluded Funds". We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact the benefit under any optional rider that you have elected. If you never invest in Excluded Funds, your rider benefits will be unaffected. Other than as specified below, please see the prospectus for a complete description of your optional rider benefits. Capitalized terms have the same meaning as described in the prospectus.

OPTIONAL RIDER CHARGES

     MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

     ---------------------------------------------------------------------------
     Waiting Period            Quarterly Charge
     ---------------------------------------------------------------------------
     10 Year                   0.125% of the MGAB Charge Base (0.50% annually)
     20 Year                   0.125% of the MGAB Charge Base (0.50% annually)
     ---------------------------------------------------------------------------

The MGAB Charge Base is the total of (i) the MGAB Base on the rider date and
(ii) premiums during the 2-year period commencing on the rider date, reduced pro-rata for withdrawals and reduced for transfers made within the last 3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization. The MGAB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

     ---------------------------------------------------------------------------
     MGIB Rate                 Quarterly Charge
     ---------------------------------------------------------------------------
     7%                        0.125% of the MGIB Charge Base (0.50% annually)
     ---------------------------------------------------------------------------

The MGIB Charge Base is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date, reduced pro-rata for all withdrawals taken while the MGIB rider is in effect, and accumulated at the MGIB Rate (7%) to the earlier of age 80 and reaching the MGIB Base Maximum. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Charge Base immediately prior to the surrender or annuitization. The MGIB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.125% (0.50% annually) of the original MGWB Eligible Payment Amount. The original MGWB Eligible Payment Amount is equal to all premiums paid during the first two contract years following the rider date.

                                       K1

When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount immediately prior to the surrender or annuitization.

OPTIONAL RIDER BENEFITS

MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB) RIDER. The MGAB rider is an optional benefit which provides you with an MGAB benefit intended to guarantee a minimum contract value at the end of a specified waiting period. The MGAB is a one-time adjustment to your contract value in the event your contract value on the MGAB Benefit Date is less than a specified amount. The MGAB rider may offer you protection in the event your Contract loses value during the MGAB waiting period. For discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges."

The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and, other than for allocations to Special Funds, guarantees that your contract value at the end of ten years will at least equal your initial premium payment, reduced pro-rata for withdrawals. Transfers made within 3 years prior to the MGAB Benefit Date will also reduce the benefit pro-rata. The twenty-year option has a waiting period of twenty years and, other than allocations to Special Funds, guarantees that your contract value at the end of twenty years will at least equal two times your initial premium payment, reduced pro-rata for withdrawals and reduced for transfers made within 3 years prior to the MGAB Benefit Date. If you add the 20-year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special Funds, may prevent the MGAB Base from doubling over the waiting period. On the MGAB Benefit Date, which is the next business day after the applicable waiting period, we calculate your Minimum Guaranteed Accumulation Benefit.

     CALCULATING THE MGAB.  We calculate your MGAB as follows:

     1. WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

          The MGAB Base is tracked separately for Special and Non-Special Funds, based on the initial allocation of premium (or contract value), subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Benefit Date. THE AGGREGATE MGAB BASE EQUALS THE SUM OF (1) THE LESSER OF THE MGAB BASE ALLOCATED TO SPECIAL FUNDS AND THE CONTRACT VALUE IN THE SPECIAL FUNDS; AND (2) THE MGAB BASE FOR NON-SPECIAL FUNDS. THUS, INVESTING IN THE SPECIAL FUNDS MAY LIMIT THE MGAB BENEFIT. HOWEVER, THE MGAB BASE IS ALSO SUBJECT TO A "FLOOR" WHICH MAY PARTIALLY OFFSET THE EFFECTS OF INVESTING IN SPECIAL FUNDS.

          If you purchased the MGAB rider on the contract date, and

          (i) elected the ten-year option, your MGAB Base for Special and Non-Special Funds is equal to your initial premium plus any additional premium added to your Contract during the 2-year period after your rider date, reduced pro-rata for any withdrawals and any transfers made within 3 years prior to the MGAB Benefit Date; or

          (ii) elected the twenty-year option your MGAB Base for Special and Non-Special Funds is equal to your initial premium, plus any additional premium added to your Contract during the 2-year period after your contract date, accumulated at the MGAB Rate reduced pro-rata for any withdrawals and reduced for any transfers made within 3 years prior to the MGAB Benefit Date. The MGAB Rate is the annual effective rate of 3.5265%. Accumulation of eligible additional premiums starts on the date the premium was received.

                                       K2

          If you purchased the MGAB rider after the contract date, your MGAB Base is equal to your contract value on the rider date, plus premiums added during the 2-year period after your rider date, accumulated at the MGAB Rate (if applicable, as described above) and adjusted pro-rata for withdrawals and transfers as described below.

          Only premiums added to your Contract during the 2-year period after your rider date are included in the MGAB Base. Any additional premium payments you added to your contract after the second rider anniversary are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

          Withdrawals taken while the MGAB rider is in effect, as well as transfers made within 3 years prior to the MGAB Benefit Date, will reduce the value of your MGAB Base pro-rata. This means that the MGAB Base (and the MGAB Charge Base) will be reduced by the same percent as the percent of contract value that was withdrawn (or transferred). We will look to your contract value immediately before the withdrawal or transfer when we determine this percent.

          Net transfers from Special Funds to Non-Special Funds will reduce the MGAB Base and MGAB Charge Base allocated to Special Funds on a pro-rata basis. If the transfer is made more than 3 years before the Benefit Date, there will be a corresponding increase in the MGAB Base for Non-Special Funds equal to the lesser of the reduction in the MGAB Base for Special Funds and the net contract value transferred.

          Net transfers from Non-Special Funds to Special Funds will reduce the MGAB Base and MGAB Charge Base allocated to Non-Special Funds on a pro-rata basis. If the transfer is made more than 3 years before the Benefit Date, there will be a corresponding increase in the MGAB Base for Special Funds equal to the reduction in the MGAB Base for Non-Special Funds.

     2. THEN WE DETERMINE THE FLOOR. The floor will be calculated in the same manner as the MGAB Base described above, except as follows: For the ten-year option, all investments will be treated as Non-Special Funds. For the twenty-year option, if you transfer contract value to a Special Fund more than 3 years before the Benefit Date, the floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the MGAB Rate described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals and other transfers will reduce the floor as described for the MGAB Base above.

     3. WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB BENEFIT DATE FROM THE GREATER OF THE FLOOR AND YOUR AGGREGATE MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

     4. ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it to the subaccounts in which you are invested pro-rata based on the proportions of your then contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Benefit Date, we will allocate the MGAB to the Wells Fargo VT Money Market subaccount on your behalf. After the crediting of the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

     PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the Rider Date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the

                                       K3
date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

     THE MGAB BENEFIT DATE. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Benefit Date is your 10th contract anniversary for the ten-year option or 20th contract anniversary for the twenty-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Benefit Date will be the first contract anniversary occurring after 10 years (for the ten-year option) or 20 years (for the twenty-year option) after the rider date. The MGAB rider is not available if the MGAB Benefit Date would fall beyond the latest annuity start date.

     CANCELLATION. If you elected the twenty-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. If you purchased the MGAB rider during the 30-day period following the contract date, your one-time right to cancel the rider occurs on the tenth anniversary of your contract date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If the MGAB rider is terminated before the MGAB Benefit Date, you will not be credited with the MGAB and we assess the pro-rata portion of the MGAB rider changes for the current quarter.

     NOTIFICATION. Any crediting of the MGAB will be reported in your first quarterly statement following the MGAB Benefit Date.

MINIMUM GUARANTEED INCOME BENEFIT (MGIB) RIDER. The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to the Special Funds, the MGIB Rate, the adjustment for Special Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds may limit the MGIB benefit. However, the MGIB Benefit Base is also subject to a "floor" which may partially offset the effects of investing in Special Funds.

For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider Charges."

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

     (i) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the ING USA Fixed Account prospectus) on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

     (ii) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the ING USA Fixed Account prospectus) on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

     (iii)the MGIB annuity income based on the greater of the floor and your MGIB Benefit Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust both the floor and the MGIB Benefit Base for any premium tax recovery and Market Value Adjustment (see the ING USA Fixed Account prospectus) that would otherwise apply at annuitization.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

                                       K4

     DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

     1. WE FIRST DETERMINE YOUR MGIB BENEFIT BASE. The MGIB Benefit Base is only a calculation used to determine the MGIB. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

          The MGIB Base is tracked separately for Special and Non-Special Funds, based on initial allocation of eligible premium (or contract value) and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The MGIB Benefit Base equals the sum of
          (1) the contract value of Special Funds, and (2) the MGIB Base for Non-Special Funds.

          The MGIB Base is equal to the lesser of (i) and (ii) where:

          (a) is your initial premium (or contract value on the rider date if you purchased the MGIB rider after the contract date), plus any eligible additional premiums added to your Contract, reduced pro-rata by all withdrawals taken while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the MGIB Base Maximum, and at 0% thereafter; and

          (b) is the MGIB Base Maximum, which equals 200% of allocated eligible premiums, adjusted for withdrawals and transfers.

          Eligible additional premium payments are those added more than 5 years before the earliest MGIB Benefit Date and are included in the MGIB Base. Premiums paid after that are excluded from the MGIB Base.

          Net transfers from Special Funds to Non-Special Funds will reduce the MGIB Base and MGIB Base Maximum allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Base for Non-Special Funds will equal the lesser of the reduction in the MGIB Base for Special Funds and the net contract value transferred. The increase in the MGIB Base Maximum for Non-Special Funds equals the reduction in the MGIB Base Maximum for Special Funds.

          Net transfers from Non-Special Funds to Special Funds will reduce the MGIB Base and MGIB Base Maximum allocated to Non-Special Funds on a pro-rata basis. The resulting increase in the MGIB Base and the MGIB Base Maximum for Special Funds equals the reduction in the MGIB Base and MGIB Base Maximum for Non-Special Funds. Transfers to one or more Special Funds could reduce the MGIB Benefit.

          The MGIB Rate is currently 7%. The Company may at its discretion discontinue offering this rate. The MGIB Rate is an annual effective rate.

     2. WE THEN DETERMINE THE FLOOR. The floor will be calculated in the same manner as the MGIB Base described above, except as follows: If you transfer contract value to a Special Fund, the floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the MGIB Rate described above, subject to the age limit and the Maximum described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals will reduce the floor as described for the MGIB Base above.

                                       K5

     3. THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING THE GREATER OF THE MINIMUM FLOOR AND YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT AND PREMIUM TAXES) BY THE APPLICABLE INCOME FACTOR, AND THEN DIVIDING BY $1,000.

          The MGIB Income Options are available under the MGIB Rider:

          (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

          (ii) Income for a 20-30 Year Period Certain; or

          (iii)Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

     On the MGIB Benefit Date, we would apply the greater of the floor and the MGIB Benefit Base under the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

     Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

     PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before the MGIB rider can be exercised.

     THE MGIB BENEFIT DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary next following or is incident with exercise of your option to annuitize after a ten-year waiting period from the contract date. If you added the MGIB rider at any other time, your MGIB Benefit Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuities under the MGIB rider.

     NO CHANGE OF ANNUITANT. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

     NOTIFICATION. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN THE MORE FAVORABLE STREAM OF INCOME PAYMENTS, AND DIFFERENT TAX CONSEQUENCES, UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

                                       K6

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB) RIDER. The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments equal to all premium payments paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7% of your adjusted Eligible Payment Amount. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see "Optional Rider Charges." Your original Eligible Payment Amount depends on when you purchase the MGWB rider and is:

     (i) if you purchased the MGWB rider on the contract date, your premium payments received during the first two contract years; or

     (ii) if you purchased the MGWB rider after the contract date, your contract value on the rider date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the rider date.

     THE MGWB WITHDRAWAL ACCOUNT. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount, tracked separately for Special and Non-Special Funds, adjusted for any withdrawals and transfers between Special and Non-Special Funds. THE MGWB WITHDRAWAL ACCOUNT EQUALS THE SUM OF (A) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO NON-SPECIAL FUNDS, AND (B) THE LESSER OF (1) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO SPECIAL FUNDS AND (2) THE CONTRACT VALUE IN THE SPECIAL FUNDS. THUS, INVESTING IN THE SPECIAL FUNDS MAY LIMIT THE MGWB WITHDRAWAL ACCOUNT. However, the MGWB Withdrawal Account is also subject to a "floor" which may partially offset the effects of investing in Special Funds.

Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal for Non-Special Funds and pro-rata for Special Funds, based on the source of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in the MGWB Withdrawal Account of the Special and Non-Special Funds by the proportion that the withdrawal bears to the Contract Value of the Special and Non-Special Funds, respectively, at the time of the withdrawal. If a single withdrawal involves both Special and Non-Special Funds and causes the 7% to be exceeded, the withdrawal will be treated as taken first from Non-Special Funds. Any withdrawals greater than 7% per year of the Eligible Payment Amount will also cause a reduction in the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB Withdrawal Account is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero. If the MGWB Withdrawal Account is greater than the floor and a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Special Funds to Non-Special Funds will reduce the MGWB Withdrawal Account allocated to Special Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Non-Special Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Special Funds and the net contract value transferred.

Net transfers from Non-Special Funds to Special Funds will reduce the MGWB Withdrawal Account allocated to Non-Special Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Special Funds equals the reduction in the MGWB Withdrawal Account for Non-Special Funds.

     THE FLOOR FOR YOUR MGWB WITHDRAWAL ACCOUNT is equal to the Eligible Payment Amount adjusted for any withdrawals. Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the floor by the dollar amount of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in the floor for the MGWB Withdrawal Account and the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The

                                       K7
floor is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero.

     If the floor is greater than the MGWB Withdrawal Account and a withdrawal reduces the floor to zero, the MGWB rider terminates and no further benefits are payable under the rider.

     GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." Making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider, will remain in force, and you may continue to make withdrawals so long as:

     (i)  your contract value is greater than zero;

     (ii) your MGWB Withdrawal Account or the floor is greater than zero;

     (iii)your latest allowable annuity start date has not been reached;

     (iv) you have not elected to annuitize your Contract; and

     (v) you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

     The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

     AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero your Contract is given what we refer to as Automatic Periodic Benefit Status if the following conditions exist:

     (i)  your MGWB Withdrawal Account or the floor is greater than zero;

     (ii) your latest allowable annuity start date has not been reached;

     (iii)you have not elected to annuitize your Contract; and

     (iv) you have not died, changed the ownership of the Contract or surrendered the Contract.

     Once your Contract is given Automatic Periodic Benefit Status, the greater of the floor and the MGWB Withdrawal Account will be treated as the MGWB Withdrawal Account to determine any rider benefits. We will pay you the annual MGWB periodic payments, beginning on the next contract anniversary equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount until the earliest of (i) your contract's latest annuity start date, (ii) the death of the owner; or (iii) until your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status (that is, your contract value is zero), we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, and (ii) payment of the Commuted Value (defined below) or (iii) the owner's death has occurred.

     On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for period(s) applicable to the remaining payments. Once the last MGWB periodic payment is made or we pay you the Commuted Value, your Contract and the MGWB rider terminate.

                                       K8

     DEATH BENEFIT DURING AUTOMATIC PERIODIC BENEFIT STATUS. If you have never withdrawn more than 7% per year of the Eligible Payment Amount and you elected the 7% Solution Enhanced Death Benefit in your Contract (or you elected the Max 7 Enhanced Death Benefit resulting in the 7% Solution Enhanced Death Benefit as the actual benefit), the death benefit otherwise payable under the terms of your Contract will remain in force during any Automatic Periodic Benefit Status. In determining the amount of the death benefit during the Automatic Periodic Benefit Status, we deem your contract value to be zero and the MGWB periodic payments reduce the enhanced death benefit by the amount of the payment. In all other cases, the death benefit payable during Automatic Periodic Benefit Status is the greater of the floor and your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments. If you elected the Max 7 Enhanced Death Benefit, then the 7% Solution and the Annual Ratchet components shall each be calculated as if each were the elected death benefit option.

     PURCHASE. To purchase the MGWB rider, your must be age 80 or younger on the Rider Date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval whichever is later.

                                       K9

--------------------------------------------------------------------------------
APPENDIX L
--------------------------------------------------------------------------------

                       OPTIONAL RIDER BENEFIT CHARGES AND
                        MINIMUM GUARANTEED INCOME BENEFIT
                          FOR MAY-2002 CONTRACT OWNERS

The following is a description of the optional rider benefits for May-2002 contract owners who elected an optional rider benefit. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR OPTIONAL RIDER BENEFITS. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

OPTIONAL RIDER CHARGES

     MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

     ---------------------------------------------------------------------------
     Waiting Period            Quarterly Charge
     ---------------------------------------------------------------------------
     10 Year                   0.125% of the MGAB Charge Base (0.50% annually)
     20 Year                   0.125% of the MGAB Charge Base (0.50% annually)
     ---------------------------------------------------------------------------

The MGAB Charge Base is the total of (i) the MGAB Base on the rider date and
(ii) premiums during the 2-year period commencing on the rider date, reduced pro-rata for withdrawals and reduced for transfers made within the last 3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization. The MGAB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

     ---------------------------------------------------------------------------
     MGIB Rate                 Quarterly Charge
     ---------------------------------------------------------------------------
     7%                        0.125% of the MGIB Charge Base (0.50% annually)
     ---------------------------------------------------------------------------

The MGIB Charge Base is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date, reduced pro-rata for all withdrawals taken while the MGIB rider is in effect, and accumulated at the MGIB Rate (7%) to the earlier of age 80 and reaching the MGIB Base Maximum. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Charge Base immediately prior to the surrender or annuitization. The MGIB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.125% (0.50% annually) of the original MGWB Eligible Payment Amount. The original MGWB Eligible Payment Amount is equal to all premiums paid during the first two contract years following the rider date. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge

                                       L1
rate and your original MGWB Eligible Payment Amount immediately prior to the surrender or annuitization.

OPTIONAL RIDER BENEFITS

MINIMUM GUARANTEED INCOME BENEFIT (MGIB) RIDER. The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB benefit. For Contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds: the Wells Fargo VT Money Market Fund, the ING VP Bond Portfolio; the ING PIMCO Core Bond Portfolio; t the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account.

For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider Charges."

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

     (i) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the ING USA Fixed Account prospectus) on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

     (ii) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the ING USA Fixed Account prospectus) on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

     (iii)the MGIB annuity income based on your MGIB Benefit Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Benefit Base for any premium tax recovery and Market Value Adjustment (see the ING USA Fixed Account prospectus) that would otherwise apply at annuitization.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

     DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

     1. WE FIRST DETERMINE YOUR MGIB BENEFIT BASE. The MGIB Benefit Base is only a calculation used to determine the MGIB. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

          The MGIB Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value) and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The MGIB Benefit Base equals the lesser of (a) and (b) where:

                                       L2

          a)   is the Maximum MGIB Base; and

          b)   is the sum of:

               1)   the MGIB Base allocated to Covered Funds;

               2)   the MGIB Base allocated to Special Funds; and

               3)   the contract value allocated to Excluded Funds.

          The Maximum MGIB Base is 200% of eligible premiums, adjusted pro-rata for withdrawals. The Maximum MGIB Base is not allocated by Fund category.

          The MGIB Base allocated to Covered Funds equals the eligible premiums allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the Maximum MGIB Base, and at 0% thereafter.

          The MGIB Base allocated to Special Funds equals the eligible premiums allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. THERE IS NO ACCUMULATION OF MGIB BASE ALLOCATED TO SPECIAL FUNDS.

          The MGIB Base allocated to Excluded Funds equals the eligible premiums allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the Maximum MGIB Base, and at 0% thereafter. THE MGIB BASE ALLOCATED TO EXCLUDED FUNDS IS USED ONLY FOR TRANSFER ADJUSTMENTS AND RIDER CHARGES. IT IS NOT USED TO DETERMINE BENEFITS.

          Eligible premiums are those added more than 5 years before the earliest MGIB Benefit Date. Premiums paid after that are excluded from the MGIB Base.

          The MGIB Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rate is an annual effective rate.

          Withdrawals reduce the MGIB Base on a pro-rata basis. The percentage reduction in the MGIB Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGIB Base in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the MGIB Base in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal.

          Net transfers from Covered Funds will reduce the MGIB Base allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Base allocated to Covered Funds.

          Net transfers from Special Funds will reduce the MGIB Base allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Covered or Excluded Funds, as applicable, will equal the reduction in the MGIB Base allocated to Special Funds.

          Net transfers from Excluded Funds will reduce the MGIB Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the net contract value transferred and the change in the MGIB Base allocated to Excluded Funds.

                                       L3

     2. THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT AND PREMIUM TAXES) BY THE APPLICABLE INCOME FACTOR, AND THEN DIVIDING BY $1,000.

          The MGIB Income Options are available under the MGIB Rider:

     (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

     (ii) Income for a 20-30 Year Period Certain; or

     (iii)Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

     On the MGIB Benefit Date, we would apply the MGIB Benefit Base under the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

     Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

     PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten-year waiting period before you can annuitize under the MGIB rider.

     THE MGIB BENEFIT DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Benefit Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

     NO CHANGE OF ANNUITANT. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

     NOTIFICATION. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN THE MORE FAVORABLE STREAM OF INCOME PAYMENTS, AND DIFFERENT TAX CONSEQUENCES, UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

                                       L4

--------------------------------------------------------------------------------
APPENDIX M
--------------------------------------------------------------------------------

                       OPTIONAL RIDER BENEFIT CHARGES AND
                           OPTIONAL BENEFIT RIDERS FOR
                      MAY-2002 AND YR-2003 CONTRACT OWNERS

The following is a description of the Minimum Guaranteed Accumulation Benefit and the Minimum Guaranteed Withdrawal Benefit for May-2002 and Yr-2003 contract owners who elected an optional rider benefit. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR OPTIONAL RIDER BENEFITS. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

OPTIONAL RIDER CHARGES

Minimum Guaranteed Accumulation Benefit rider:*

     ---------------------------------------------------------------------------------------
     Waiting Period       As an Annual Charge                As a Quarterly Charge
     ---------------------------------------------------------------------------------------
     10 Year              0.65% of the MGAB Charge Base      0.1625% of the MGAB Charge Base
     20 Year              0.65% of the MGAB Charge Base      0.1625% of the MGAB Charge Base
     ---------------------------------------------------------------------------------------

     * The MGAB Charge Base is the total of premiums added during the two-year period commencing on the rider date if you purchase the rider on the contract date, or, your contract value on the rider date plus premiums added during the two-year period commencing on the rider date if you purchased the rider after the contract date, reduced pro-rata for all withdrawals taken while the MGAB rider is in effect, and reduced pro-rata for transfers made during the three year period before the MGAB Date. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers may reduce the applicable MGAB Charge Base by more than the amount withdrawn or transferred.

Minimum Guaranteed Withdrawal Benefit rider:

     ---------------------------------------------------------------------------
     As an Annual Charge          As a Quarterly Charge
     ---------------------------------------------------------------------------
     0.65% of contract value      0.1625% of the MGWB Eligible Payment Amount**
     ---------------------------------------------------------------------------

     ** The MGWB Eligible Payment Amount is (i) the total of premiums and credit paid during the 2-year period commencing on the rider date if you purchase the rider on the contract date; or (ii) your contract value on the rider date plus subsequent premiums and credits applied during the two-year period commencing on the rider date.

OPTIONAL RIDER BENEFITS

MINIMUM GUARANTEED ACCUMULATION BENEFIT RIDER (MGAB). The MGAB rider is an optional benefit which provides you with an MGAB intended to guarantee a minimum contract value at the end of a specified waiting period. Only premiums added to your Contract during the first two-year period after your rider date are included in the MGAB Base. Any additional premium payments added after the second rider anniversary are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary

The MGAB is a one-time adjustment to your contract value if your contract value on the MGAB Date is less than the MGAB Base. The MGAB Date is the next business day after the applicable waiting period. We calculate your Minimum Guaranteed Accumulation Benefit on this date. The MGAB rider may offer you

                                       M1
protection if your Contract loses value during the MGAB waiting period. For a discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges."

The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and, other than for allocations to Excluded Funds and certain transfers, guarantees that your contract value at the end of ten years will at least equal your initial premium payment, reduced pro-rata for withdrawals. Transfers made within 3 years prior to the MGAB Date will also reduce the MGAB Base pro-rata. The twenty-year option has a waiting period of twenty years and, other than allocations to Special Funds or Excluded Funds, guarantees that your contract value at the end of twenty years will at least equal two times your initial premium payment, reduced pro-rata for withdrawals and reduced for transfers made within 3 years prior to the MGAB Date. If you add the 20 year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special or Excluded Funds, may prevent the MGAB Base from doubling over the waiting period.

     CALCULATING THE MGAB.  We calculate your MGAB as follows:

     1) WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

          The MGAB Base is tracked separately for Covered, Special and Excluded Funds, based on the initial allocation of premium (or contract value), subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Date. The aggregate MGAB Base equals the sum of:

          a)   the MGAB Base allocated to Covered Funds;

          b)   the MGAB Base allocated to Special Funds; and

          c) the LESSER OF the contract value allocated to Excluded Funds or MGAB Base allocated to Excluded Funds.

          No investment options are currently designated as Special Funds for the ten-year MGAB. The following investment options are designated as Special Funds for the twenty-year MGAB: the Wells Fargo VT Money Market Fund, the ING VP Bond Portfolio; the ING PIMCO Core Bond Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account.

          No investment options are currently designated as Excluded Funds.

          The MGAB Base for both the Covered Funds and the Excluded Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers, accumulated until the MGAB Date at 0% for the ten-year MGAB and 3.5265% for the twenty-year MGAB.

          The MGAB Base for Special Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers. There is no accumulation of MGAB Base for Special Funds for either the ten-year or twenty-year MGAB.

          If you purchased the MGAB optional benefit rider after the contract date, your MGAB Base equals your allocated contract value, plus premiums added during the two-year period after your rider date, accumulated at the appropriate MGAB rate described above, and adjusted for withdrawals and transfers.

          We use the MGAB Charge Base to determine the periodic MGAB rider charges. The MGAB Charge Base equals the eligible premiums, adjusted for subsequent withdrawals and transfers, as allocated by fund category. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, and separate rates may apply to each. Currently, the same deduction method and rate apply to all categories.

                                       M2

          Withdrawals reduce the MGAB Base and MGAB Charge Base on a pro-rata basis. The percentage reduction in the MGAB Base and MGAB Charge Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal.

          Net Transfers from Covered Funds or Special Funds to Excluded Funds reduce the MGAB Base and MGAB Charge Base allocated to Covered Funds or Special Funds on a pro-rata basis. Any resulting increase in MGAB Base and MGAB Charge Base allocated to Excluded Funds will equal the reduction in the MGAB Base and MGAB Charge Base allocated to Covered Funds or Special Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.

          Net Transfers from Excluded Funds to other funds reduce the MGAB Base and MGAB Charge Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in MGAB Base and MGAB Charge Base allocated to other funds will equal the LESSER OF the contract value transferred and the change in the MGAB Base and MGAB Charge Base allocated to Excluded Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.

          Any transfer within 3 years of the MGAB Date (regardless of the funds involved) reduces the MGAB Base and MGAB Charge Base for Covered, Special or Excluded Funds, as applicable, on a pro-rata basis, based on the percentage of contract value transferred, without any corresponding increase.

     2) WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB DATE FROM YOUR AGGREGATE MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

     3) ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it on the MGAB Date to the subaccounts in which you are invested pro-rata based on the proportion of your contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Date, we will allocate the MGAB to the Liquid Assets subaccount on your behalf. After we credit the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

     PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the Rider Date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

     THE MGAB DATE. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Date is your 10th contract anniversary for the ten-year option or 20th contract anniversary for the twenty-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Date will be the first contract anniversary occurring after 10 years (for the ten-year option) or 20 years (for the twenty-year option) after the rider date. The MGAB rider is not available if the MGAB Date would fall beyond the latest annuity start date.

     CANCELLATION. If you elected the twenty-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. If you purchased the MGAB rider during the 30-day period following the contract date, your one-time right to cancel the rider occurs on the tenth anniversary of your contract date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If you terminate the MGAB rider before the MGAB Date, we will not credit you with the MGAB and we will assess the pro-rata portion of the MGAB rider charge for the current quarter.

                                       M3

     NOTIFICATION. We will report any crediting of the MGAB in your first quarterly statement following the MGAB Date.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER (MGWB). The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero you will receive periodic payments equal to all premium payments paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7% of your adjusted Eligible Payment Amount. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see "Charges and Fees -- Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information. Your original Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

     1) your premium payments received during the first two contract years, if you purchased the MGWB rider on the contract date;

     2) otherwise, your contract value on the rider date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the rider date, if you purchased the MGWB rider after the contract date.

     THE MGWB WITHDRAWAL ACCOUNT. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount, tracked separately for Covered and Excluded Funds, adjusted for any withdrawals and transfers between Covered and Excluded Funds. THE MGWB WITHDRAWAL ACCOUNT EQUALS THE SUM OF (A) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO COVERED FUNDS, AND (B) THE LESSER OF (I) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO EXCLUDED FUNDS AND
(II) THE CONTRACT VALUE IN EXCLUDED FUNDS. THUS, INVESTING IN THE EXCLUDED FUNDS MAY LIMIT THE MGWB WITHDRAWAL ACCOUNT.

No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal for Covered Funds and pro rata for Excluded Funds, based on the source of the withdrawal. Any withdrawals greater than the 7% per year of the Eligible Payment Amount will cause a reduction in the MGWB Withdrawal Account of the Covered and Excluded Funds, by the proportion that the withdrawal bears to the contract value in Covered and Excluded Funds, respectively, at the time of the withdrawal. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds. Any withdrawals greater than 7% per year of the Eligible Payment Amount will also cause a reduction in the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds or the net contract value transferred.

                                       M4

     GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

     1)   your contract value is greater than zero;

     2)   your MGWB Withdrawal Account is greater than zero;

     3)   you have not reached your latest allowable annuity start date;

     4)   you have not elected to annuitize your Contract; and

     5) you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

     AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

     1)   your MGWB Withdrawal Account is greater than zero;

     2)   you have not reached your latest allowable annuity start date;

     3)   you have not elected to annuitize your Contract; and

     4) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount, until the earliest of (i) your Contract's latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner's death.

On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

     DEATH BENEFIT DURING AUTOMATIC PERIODIC BENEFIT STATUS. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

     PURCHASE. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

                                       M5

                                       M6

                                 ING [Lion LOGO]

                   ING USA ANNUITY AND LIFE INSURANCE COMPANY

ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.
--------------------------------------------------------------------------------

WFLandmark - 131186                                                   02/13/2004

--------------------------------------------------------------------------------
  ING USA ANNUITY AND LIFE INSURANCE COMPANY
  SEPARATE ACCOUNT B OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

  DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS

                              ING GOLDENSELECT LEGENDS

--------------------------------------------------------------------------------

                                                               FEBRUARY 13, 2004

     This prospectus describes ING GoldenSelect Legends, a group and individual deferred variable annuity contract (the "Contract") offered by ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we," "us" or "our") (formerly, Golden American Life Insurance Company). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

     The Contract provides a means for you to invest your premium payments in one or more mutual fund investment portfolios. You may also allocate premium payments to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. The investment portfolios available under your Contract and the portfolio managers are listed on the next page.

     You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

     REPLACING AN EXISTING ANNUITY WITH THE CONTRACT MAY NOT BE BENEFICIAL TO YOU. YOUR EXISTING ANNUITY MAY BE SUBJECT TO FEES OR PENALTIES ON SURRENDER, AND THE CONTRACT MAY HAVE NEW CHARGES.

     This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated February 13, 2004, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. AN INVESTMENT IN ANY SUBACCOUNT THROUGH A TRUST OR FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY ANY BANK OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------
     THE INVESTMENT PORTFOLIOS AND THE MANAGERS ARE LISTED ONTHE NEXT PAGE.
--------------------------------------------------------------------------------

The investment portfolios available under your Contract and the portfolio managers are:

A I M ADVISORS, INC.                                            J.P. MORGAN ASSET MANAGEMENT INC.
  AIM V.I. Dent Demographic Trends Fund (Class II)                ING JPMorgan Small Cap Equity Portfolio (Class A) (1)
A I M CAPITAL MANAGEMENT, INC.                                  JANUS CAPITAL MANAGEMENT LLC
  ING AIM Mid Cap Growth Portfolio (Class A) (1)                  ING Janus Growth and Income Portfolio (Class A) (1)
ALLIANCE CAPITAL MANAGEMENT L.P.                                  ING Janus Special Equity Portfolio (Class A) (1)
  ING Alliance Mid Cap Growth Portfolio (Class A) (1)           JENNISON ASSOCIATES LLC
BARING INTERNATIONAL INVESTMENT LIMITED                           ING Jennison Equity Opportunities Portfolio (Class A) (1)
  ING Hard Assets Portfolio (Class A) (1)                         Jennison Portfolio (Class II) (5)
CAPITAL GUARDIAN TRUST COMPANY                                    SP Jennison International Growth Portfolio (Class II) (5)
  ING Capital Guardian Large Cap Value Portfolio                JULIUS BAER INVESTMENT MANAGEMENT, LLC
    (Class A) (1)                                                 ING Julius Baer Foreign Portfolio (Class A) (5)
  ING Capital Guardian Managed Global Portfolio                 MARSICO CAPITAL MANAGEMENT, LLC
    (Class A) (1)                                                 ING Marsico Growth Portfolio (Class A) (1)
  ING Capital Guardian Small Cap Portfolio (Class A) (1)        MASSACHUSETTS FINANCIAL SERVICES COMPANY
CAPITAL RESEARCH AND MANAGEMENT  COMPANY                          ING MFS Mid Cap Growth Portfolio (Class A) (1)
  ING American  Funds  Growth  Portfolio(2)                       ING MFS  Research  Portfolio (Class A) (1)
  ING  American  Funds  Growth-Income  Portfolio(2)               ING MFS Total Return Portfolio (Class A) (1)
  ING American Funds  International  Portfolio(2)               MERCURY ADVISORS
COLUMBIA MANAGEMENT ADVISERS, INC.                                ING Mercury Focus Value Portfolio (Class A) (1)
  Colonial Small Cap Value Fund (Class B)                         ING Mercury Fundamental Growth Portfolio (Class A) (1)
EAGLE ASSET MANAGEMENT, INC.                                    PACIFIC INVESTMENT MANAGEMENT COMPANY
  ING Eagle Asset Value Equity Portfolio (Class A) (1)            ING PIMCO Core Bond Portfolio (Class A) (1)
FIDELITY MANAGEMENT & RESEARCH CO.                                PIMCO High Yield Portfolio
  Fidelity(R) VIP Equity-Income Portfolio (Class S2)            PIONEER INVESTMENT MANAGEMENT, INC.
  Fidelity(R) VIP Growth Portfolio (Class S2)                     Pioneer Fund VCT Portfolio (Class II)
  ING FMRSM Diversified MidCap Portfolio (Class A) (1)            Pioneer Mid-Cap Value VCT Portfolio (Class II)
GOLDMAN SACHS ASSET MANAGEMENT, L.P.                            PROFUND ADVISORS LLC
  ING Goldman Sachs Internet Tollkeeper Portfolio                 ProFund VP Bull
    (Class A) (1) (3)                                             ProFund VP Europe 30
IIM B.V.                                                          ProFund VP Rising Rates Opportunity
  ING Developing World Portfolio (Class S) (1)                    ProFund VP Small Cap
ING INVESTMENT MANAGEMENT, LLC                                  SALOMON BROTHERS ASSET MANAGEMENT, INC.
  ING Liquid Assets Portfolio (Class A) (1)                       ING Salomon Brothers All Cap Portfolio (Class A) (1)
ING INVESTMENTS, LLC                                              ING Salomon Brothers Investors Portfolio (Class A) (1)
  ING International Portfolio (Class A) (1)                       ING Salomon Brothers Aggressive Growth Portfolio
  ING VP Bond Portfolio (Class S)                                   (Class S)(2)
  ING VP Growth Opportunities Portfolio (Class S)               T. ROWE PRICE ASSOCIATES, INC.
  ING VP Index Plus LargeCap Portfolio (Class S)                  ING T. Rowe Price Capital Appreciation Portfolio
  ING VP MagnaCap Portfolio (Service Class)                         (Class A) (1)
  ING VP SmallCap Opportunities Portfolio (Class S)               ING T. Rowe Price Equity Income Portfolio (Class A) (1)
  ING VP Worldwide Growth Portfolio (Class S)                   UBS GLOBAL ASSET MANAGEMENT
INVESCO FUNDS GROUP, INC.                                         ING UBS U.S. Balanced Portfolio (Class A) (1)
  INVESCO VIF -- Financial Services Fund                         VAN KAMPEN
  INVESCO VIF -- Health Sciences Fund                              ING Van Kampen Comstock Portfolio (Class S) (4)
  INVESCO VIF -- Leisure Fund                                      ING Van Kampen Equity Growth Portfolio (Class A) (1)
  INVESCO VIF -- Utilities Fund                                    ING Van Kampen Global Franchise Portfolio (Class A) (1)
J.P. MORGAN FLEMING ASSET MANAGEMENT                               ING Van Kampen Growth and Income Portfolio (Class A)(1)
  (LONDON) LTD.                                                    ING Van Kampen Real Estate Portfolio (Class A) (1)
  ING JPMorgan Fleming International Portfolio
    (Class S) (1)

     (1) The investment adviser for this portfolio is Directed Services, Inc. The portfolio manager listed is the sub-adviser. Directed Services, Inc. is an affiliated Company of ING Groep, N.V.

     (2) The investment adviser for this portfolio is ING Investments, LLC. The portfolio manager listed is the sub-advisor.

     (3)  Internet TollkeeperSM Series is a service mark of Goldman, Sachs & Co.

     (4) The investment adviser for this portfolio is ING Life Insurance and Annuity Company. The portfolio manager listed is the sub-adviser.

     (5) The investment adviser for this portfolio is Prudential Investments LLC. The portfolio manager listed is the sub-adviser.

The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account B. We refer to the divisions as "subaccounts" and the money you place in the Fixed Account's guaranteed interest periods as "Fixed Interest Allocations" in this prospectus.

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                     PAGE                                                             PAGE
Index of Special Terms..............................   1         Death Benefit Choices...............................  34
Fees and Expenses...................................   2           Death Benefit During the Accumulation Phase.......  34
Condensed Financial Information.....................   5               Standard Death Benefit........................  35
  Accumulation Unit.................................   5               Enhanced Death Benefit Options................  35
  The Net Investment Factor.........................   5               Earnings Multiplier Benefit Rider.............  37
  Performance Information...........................   6         Death Benefit During the Income Phase...............
  Financial Statements..............................   6           Continuation After Death -- Spouse................
ING USA Annuity and Life Insurance Company..........   7           Continuation After Death -- Not a Spouse..........
ING USA Separate Account B..........................   7           Required Distributions Upon Contract
The Trusts and Funds................................   7               Owner's Death.................................
Covered Funds, Special Funds and Excluded                        The Annuity Options.................................  26
  Funds  ...........................................   9         Other Contract Provisions...........................
Charges and Fees....................................   9         Other Information...................................
  Charge Deduction Subaccount.......................  10         Federal Tax Considerations..........................
  Charges Deducted from the Contract Value..........  10         Statement of Additional Information
      Surrender Charge..............................  10           Table of Contents.................................
      Waiver of Surrender Charge for Extended                    Appendix A
         Medical Care...............................  10           Condensed Financial Information...................  A1
      Free Withdrawal Amount........................  10         Appendix B
      Surrender Charge for Excess Withdrawals.......  10           The Investment Portfolios.........................  B1
      Premium Taxes.................................  11         Appendix C
      Administrative Charge.........................  11           Fixed Account II..................................  C1
      Transfer Charge...............................  11         Appendix D
  Charges Deducted from the Subaccounts.............  11           Fixed Interest Division...........................  D1
      Mortality and Expense Risk Charge.............  11         Appendix E
      Asset-Based Administrative Charge.............  11           Surrender Charge for Excess Withdrawals
      Earnings Multiplier Benefit Charge............  11               Example.......................................  E1
      Optional Rider Charges........................  12         Appendix F
  Trust and Fund Expenses...........................  12           Withdrawal Adjustment for 7% Solution
The Annuity Contract................................  13               Death Benefit Element Examples................  F1
  Contract Date and Contract Year ..................  13         Appendix G
  Contract Owner....................................  13           Special Funds and Excluded Funds Examples.........  G1
  Annuity Start Date................................  14         Appendix H
  Annuitant.........................................  14              MGWB Excess Withdrawal Amount Examples ........  H1
  Beneficiary.......................................  14         Appendix I
  Purchase and Availability of the Contract.........  15           Death Benefits for Yr-2001 Contract Owners........  I1
  Crediting of Premium Payments.....................  16         Appendix J
  Administrative Procedures.........................  17           Death Benefits for May-2002 and Yr-2003
  Contract Value....................................  17               Contract Owners...............................  J1
  Cash Surrender Value..............................  17         Appendix K
  Addition, Deletion or Substitution of                            Optional Rider Benefits for Yr-2001
      Subaccounts and Other Changes.................  18               Contract Owners...............................  K1
  The Fixed Account.................................  18         Appendix L
Optional Riders.....................................               Optional Rider Benefit Charges and
  Rider Date........................................                   Minimum Guaranteed Income Benefit
  No Cancellation...................................                   for May-2002 Contract Owners..................  L1
  Termination.......................................             Appendix M
  Minimum Guaranteed Income Benefit Rider...........               Optional Rider Benefit Charges for
  Minimum Guaranteed Withdrawal                                        Yr-2003 Contract Owners and Optional
      Benefit Rider.................................                   Rider Benefits for May-2002 and Yr-2003
Other Contracts.....................................                   Contract Owners...............................  M1
Withdrawals.........................................  28
Transfers Among Your Investments....................  31

--------------------------------------------------------------------------------
INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

    SPECIAL TERM                                            PAGE
    -----------------------------------------------------   ----
    Accumulation Unit                                          5
    Annuitant                                                 14
    Annuity Start Date                                        14
    Cash Surrender Value                                      17
    Contract Date                                             13
    Claim Date
    Contract Owner                                            13
    Contract Value                                            17
    Contract Year                                             13
    Covered Fund                                               9
    Earnings Multiplier Benefit                               37
    Excluded Fund                                              9
    Free Withdrawal Amount                                    10
    Max 7 Enhanced Death Benefit                              37
    Net Investment Factor                                      5
    Net Rate of Return
    Quarterly Ratchet Enhanced Death Benefit                  36
    Restricted Fund                                            8
    Rider Date                                                18
    7% Solution Death Benefit Element                         36
    Special Fund                                               9
    Standard Death Benefit                                    35

The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

    TERM USED IN THIS PROSPECTUS      CORRESPONDING TERM USED IN THE CONTRACT
    --------------------------------- ---------------------------------------
    Accumulation Unit Value           Index of Investment Experience
    Annuity Start Date                Annuity Commencement Date
    Contract Owner                    Owner or Certificate Owner
    Contract Value                    Accumulation Value
    Transfer Charge                   Excess Allocation Charge
    Fixed Interest Allocation         Fixed Allocation
    Free Look Period                  Right to Examine Period
    Guaranteed Interest Period        Guarantee Period
    Subaccount(s)                     Division(s)
    Net Investment Factor             Experience Factor
    Regular Withdrawals               Conventional Partial Withdrawals
    Withdrawals                       Partial Withdrawals

--------------------------------------------------------------------------------
FEES AND EXPENSES
--------------------------------------------------------------------------------


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer contract value between investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES /1/
       Surrender Charge:

           COMPLETE YEARS ELAPSED          0       1       2        3       4+
               SINCE PREMIUM PAYMENT

           SURRENDER CHARGE                6%      5%      4%      3%       0%

       Transfer Charge/ 2/.............................  $25 per transfer, if you make more than 12 transfers in a contract year

            1 If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.

            2 We currently do not impose this charge, but may do so in the future.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Trust or Fund fees and expenses.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE /3/..............  $30

          (We waive this charge if the total of your premium payments is $100,000 or more or if your contract value at the end of a contract year is $100,000 or more.)

            3 We deduct this charge on each contract anniversary and on surrender.

SEPARATE ACCOUNT ANNUAL CHARGES /4/

           ----------------------------------------------------------------------------------
                                                                ENHANCED DEATH BENEFITS
                                                                -----------------------
                                                  STANDARD      QUARTERLY
                                               DEATH BENEFIT     RATCHET         MAX 7
           ----------------------------------------------------------------------------------
             Mortality & Expense Risk Charge       1.50%           1.75%          1.95%
             Asset-Based Administrative Charge     0.15%           0.15%          0.15%
                 Total                             1.65%           1.90%          2.10%
           ----------------------------------------------------------------------------------

            4 As a percentage of average daily assets in each subaccount. The Separate Account Annual Charges are deducted daily.

EARNINGS MULTIPLIER BENEFIT RIDER CHARGE /5/

           ------------------------------------------- ------------------------
           As an Annual Charge As a Quarterly Charge
           ------------------------------------------- ------------------------
           0.30% of contract value                     0.075% of contract value
           ------------------------------------------- ------------------------

            5 We deduct the rider charge from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the rider charge will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

OPTIONAL RIDER CHARGES /6/

       MINIMUM GUARANTEED INCOME BENEFIT RIDER:

           ------------ ---------------------------------- ----------------------------------
           MGIB Rate    As an Annual Charge                As a Quarterly Charge
           ------------ ---------------------------------- ----------------------------------
           7%           0.75% of the MGIB Charge Base/7/   0.1875% of the MGIB Charge Base/7/
           ------------ ---------------------------------- ----------------------------------


       MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER:

           -------------------------------- -------------------------
           As an Annual Charge As a Quarterly Charge
           -------------------------------- -------------------------
           0.35% of contract value          0.0875% of contract value
           -------------------------------- -------------------------

            6 We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro-rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

            7 The MGIB Charge Base generally depends on the amount of premiums you pay during the first five contract years after you purchase the rider, when you pay the premiums, less a pro-rata deduction for any withdrawal made while the MGIB rider is in effect and accumulated at the MGIB Rate. The MGIB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers between Covered, Special and Excluded Funds may reduce the applicable MGIB Charge Base by more than the amount withdrawn or transferred.

TRUST OR FUND EXPENSES

The next item shows the minimum and maximum total operating expenses charged by the Trust or Fund that you may pay periodically during the time that you own the Contract. More detail concerning each Trust or Fund's fees and expenses is contained in the prospectus for each Trust or Fund.

     ------------------------------------------------------------------------- ------------------ --------------
     TOTAL ANNUAL TRUST OR FUND OPERATING EXPENSES                                  MINIMUM           MAXIMUM
     ------------------------------------------------------------------------- ------------------ --------------
     (expenses that are deducted from Trust or Fund assets, including
     management fees, distribution and/or service (12b-1) fees/8/, and other           0.71%             3.96%
     expenses):
     ------------------------------------------------------------------------- ------------------ --------------

      8 The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the Fund or Trust prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above.

The following table shows the annual operating expenses separately for each Trust or Fund.

FUND EXPENSE TABLE1

The column labeled "Total Fund Annual Expenses Without Waivers or Reductions" shows the total annual operating expenses charged by a Trust or Fund, absent expense reimbursement or fee waiver arrangements. The column labeled "Net Fund Annual Expenses After Waivers or Reductions" shows such total annual operating expenses after applicable expense reimbursement or fee waiver arrangements where such reimbursement or waiver is expected to continue through December 31, 2004. Expenses shown are actual expenses as of 12/31/02 unless otherwise noted.

-------------------------------------------------------------------------------------------------------------------------
                                                                                   TOTAL FUND                NET FUND
                                                          DISTRIBUTION                ANNUAL                   ANNUAL
                                                             AND/OR                  EXPENSES      TOTAL      EXPENSES
                                              INVESTMENT    SERVICE                  WITHOUT      WAIVERS      AFTER
                                               ADVISORY     (12B-1)      OTHER      WAIVERS OR      OR       WAIVERS OR
  FUND NAME                                      FEES         FEE       EXPENSES    REDUCTIONS  REDUCTIONS   REDUCTIONS
-------------------------------------------------------------------------------------------------------------------------

AIM V.I. Dent Demographic Trends Fund
  (Series II)                                     0.85%       0.25%        0.58%       1.68%        0.00%       1.68%
Colonial Small Cap Value Fund (Class B)           0.80%       0.25%        0.34%       1.39%        0.29%       1.10%
Fidelity(R) VIP Equity-Income Portfolio
  (Service Class 2)                               0.48%       0.25%        0.10%       0.83%        0.00%       0.83%
Fidelity(R) VIP Growth Portfolio (Service
  Class 2)                                        0.58%       0.25%        0.10%       0.93%        0.00%       0.93%
ING AIM Mid Cap Growth Portfolio (Advisor Class)  0.69%       0.50%        0.01%       1.20%        0.00%       1.20%
ING Alliance Mid-Cap Growth Portfolio
  (Advisor Class)                                 0.78%       0.50%        0.02%       1.30%        0.00%       1.30%
ING American Funds Growth Portfolio 2             0.38%       0.75%        0.05%       1.18%        0.00%       1.18%
ING American Funds Growth-Income Portfolio 2      0.34%       0.75%        0.04%       1.13%        0.00%       1.13%
ING American Funds International Portfolio 2      0.57%       0.75%        0.09%       1.41%        0.00%       1.41%
ING Capital Guardian Large Cap Value
  Portfolio (Advisor Class)                       0.75%       0.50%        0.01%       1.26%        0.00%       1.26%
ING Capital Guardian Managed Global
  Portfolio (Advisor Class)                       1.00%       0.50%        0.01%       1.51%        0.00%       1.51%
ING Capital Guardian Small Cap Portfolio
  (Advisor Class)                                 0.69%       0.50%        0.02%       1.21%        0.00%       1.21%
ING Developing World Portfolio (Advisor Class)    1.50%       0.50%        0.01%       2.01%        0.00%       2.01%
ING Eagle Asset Value Equity Portfolio
  (Advisor Class)                                 0.69%       0.50%        0.01%       1.20%        0.00%       1.20%
ING FMRSM Diversified Mid-Cap Portfolio
  (Advisor Class)                                 0.75%       0.50%        0.01%       1.26%        0.00%       1.26%
ING Goldman Sachs Internet TollkeeperSM
  Portfolio* (Advisor Class)                      1.60%       0.50%        0.01%       2.11%        0.00%       2.11%
ING Hard Assets Portfolio (Advisor Class)         0.69%       0.50%        0.01%       1.20%        0.00%       1.00%
ING International Portfolio (Advisor Class)       1.00%       0.50%        0.01%       1.51%        0.00%       1.51%
ING Janus Growth and Income Portfolio
  (Advisor Class)                                 0.85%       0.50%        0.01%       1.36%        0.00%       1.36%
ING Janus Special Equity Portfolio (Advisor
  Class)                                          0.85%       0.50%        0.01%       1.36%        0.00%       1.36%
ING Jennison Equity Opportunities Portfolio
  (Advisor Class)                                 0.69%       0.50%        0.01%       1.20%        0.00%       1.00%
ING JPMorgan Fleming International Portfolio
  (Service Class)                                 0.80%       0.25%        0.20%       1.25%        0.00%       1.25%
ING JPMorgan Small Cap Equity Portfolio
  (Advisor Class)                                 0.90%       0.50%        0.01%       1.41%        0.00%       1.41%
ING Julius Baer Foreign Portfolio (Advisor Class) 1.00%       0.50%        0.01%       1.51%        0.00%       1.51%
ING Liquid Assets Portfolio (Advisor Class)       0.27%       0.50%        0.01%       0.78%        0.00%       0.78%
ING Marsico Growth Portfolio (Advisor Class)      0.78%       0.50%        0.01%       1.29%        0.00%       1.29%
ING Mercury Focus Value Portfolio (Advisor Class) 0.80%       0.50%        0.01%       1.31%        0.00%       1.31%
ING Mercury Fundamental Growth Portfolio
  (Advisor Class)                                 0.80%       0.50%        0.01%       1.31%        0.00%       1.31%
ING MFS Mid-Cap Growth Portfolio (Advisor Class)  0.64%       0.50%        0.02%       1.16%        0.00%       1.16%
ING MFS Research Portfolio (Advisor Class)        0.64%       0.50%        0.02%       1.16%        0.00%       1.16%
ING MFS Total Return Portfolio (Advisor Class)    0.64%       0.50%        0.02%       1.15%        0.00%       1.15%
ING PIMCO Core Bond Portfolio (Advisor Class)     0.66%       0.50%        0.02%       1.18%        0.00%       1.18%
ING Salomon Brothers All Cap Portfolio
  (Advisor Class)                                 0.75%       0.50%        0.01%       1.26%        0.00%       1.26%
ING Salomon Brothers Investors Portfolio
  (Advisor Class)                                 0.75%       0.50%        0.01%       1.26%        0.00%       1.26%
ING T. Rowe Price Capital Appreciation
  Portfolio (Advisor Class)                       0.69%       0.50%        0.01%       1.20%        0.00%       1.20%
ING T. Rowe Price Equity Income Portfolio
  (Advisor Class)                                 0.69%       0.50%        0.01%       1.20%        0.00%       1.20%
ING UBS U.S. Balanced Portfolio (Advisor Class)   0.75%       0.50%        0.01%       1.26%        0.00%       1.26%
ING Van Kampen Comstock Portfolio (Service Class) 0.60%       0.25%        0.35%       1.20%        0.00%       1.20%
ING Van Kampen Equity Growth Portfolio
  (Advisor Class)                                 0.75%       0.50%        0.01%       1.26%        0.00%       1.26%
ING Van Kampen Global Franchise Portfolio
  (Advisor Class)                                 1.00%       0.50%        0.01%       1.51%        0.00%       1.51%
ING Van Kampen Growth and Income Portfolio
  (Advisor Class)                                 0.69%       0.50%        0.02%       1.21%        0.00%       1.21%
ING Van Kampen Real Estate Portfolio
  (Advisor Class)                                 0.69%       0.50%        0.01%       1.20%        0.00%       1.20%
ING VP Bond Portfolio (Class S)                   0.40%       0.25%        0.09%       0.74%        0.00%       0.74%
ING VP Growth Opportunities Portfolio
  (Service Class)                                 0.75%       0.25%        0.58%       1.58%        0.48%       1.10%
ING VP Index Plus LargeCap Portfolio (Class S)    0.35%       0.25%        0.11%       0.71%        0.00%       0.71%
ING VP MagnaCap Portfolio (Service Class)         0.75%       0.25%        0.45%       1.45%        0.35%       1.10%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                                                                   TOTAL FUND                NET FUND
                                                          DISTRIBUTION                ANNUAL                   ANNUAL
                                                             AND/OR                  EXPENSES      TOTAL      EXPENSES
                                              INVESTMENT    SERVICE                  WITHOUT      WAIVERS      AFTER
                                               ADVISORY     (12B-1)      OTHER      WAIVERS OR      OR       WAIVERS OR
  FUND NAME                                      FEES         FEE       EXPENSES    REDUCTIONS  REDUCTIONS   REDUCTIONS
-------------------------------------------------------------------------------------------------------------------------

ING VP SmallCap Opportunities Portfolio
  (Service Class)                                 0.75%       0.25%        0.49%       1.49%        0.39%       1.10%
ING VP Worldwide Growth Portfolio (Service Class) 1.00%       0.25%        0.82%       2.07%        0.84%       1.23%
INVESCO VIF -- Financial Services Fund            0.75%       0.00%        0.34%       1.09%        0.00%       1.09%
INVESCO VIF -- Health Sciences Fund               0.75%       0.00%        0.32%       1.07%        0.00%       1.07%
INVESCO VIF -- Leisure Fund                       0.75%       0.00%        3.21%       3.96%        2.67%       1.29%
INVESCO VIF -- Utilities Fund                     0.60%       0.00%        0.58%       1.18%        0.00%       1.18%
Jennison Portfolio (Class II)                     0.60%       0.25%        0.16%       1.01%        0.00%       1.01%
PIMCO High Yield Portfolio                        0.25%       0.15%        0.36%       0.76%        0.00%       0.76%
Pioneer Fund VCT Portfolio (Class II)             0.65%       0.25%        0.16%       1.06%        0.00%       1.06%
Pioneer Mid Cap Value VCT Portfolio (Class II)    0.65%       0.25%        0.17%       1.07%        0.00%       1.07%
ProFund VP Bull                                   0.75%       0.25%        0.91%       1.91%        0.00%       1.91%
ProFund VP Europe 30                              0.75%       0.25%        1.03%       2.03%        0.00%       2.03%
ProFund Rising Rates Opportunity                  0.75%       0.25%        1.13%       2.13%        0.00%       2.13%
ProFund VP Small-Cap                              0.75%       0.25%        0.97%       1.97%        0.00%       1.97%
SP Jennison International Growth Portfolio
  (Class II)                                      0.85%       0.25%        0.70%       1.80%        0.00%       1.80%
-------------------------------------------------------------------------------------------------------------------------

Footnotes to the "Fund Expense Table"

            1 The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees -- Fund Expenses" for additional information.

            2 Because these portfolios are new, "Other Expenses", shown above, are estimated for 2003. This table reflects the aggregate annual operating expenses of each portfolio and its corresponding master fund.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the above table or in the example below.

EXAMPLE:

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annul expenses, and Trust or Fund fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Trusts or Funds. Specifically, the Example assumes election of the Max 7 Enhanced Death Benefit and election of the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually. The Example reflects the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.04% of assets. The Example also assumes you elected an optional benefit rider with the highest cost, an assumed charge of 1.14% annually, where the rider base is equal to the initial premium and increases by 7% annually, and the rider charge is assessed each quarter on a base equal to the hypothetical $10,000 premium increasing at 7% per year. The assumed annual rider charge of 1.14% results from the assumption of a 7% annual increase in the rider base but only a 5% earnings increase in the contract value before expenses. Thus, 1.14% represents an annual charge over the 10-year period which is equivalent to a charge of 0.1875% of rider base per quarter over the same period. Note that surrender charges may apply if you choose to annuitize your Contract within the first 4 contract years.

The Example reflects the maximum charges for February-2004 contract owners. If you elect different options or are not a February-2004 contract owner, your expenses will be lower. The example also takes into account contractual limitations on Trust or Fund expenses that require reimbursement or waiver of expenses, but only for the period of the contractual limitation.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

   -----------------------------------------------------------------------------
    1)  If you surrender your contract at the end of the applicable time period:
   -----------------------------------------------------------------------------
              1 year             3 years            5 years          10 years
              $1,169             $2,428             $3,415            $6,584
    2)  If you annuitize at the end of the applicable time period:
              1 year             3 years            5 years          10 years
              $1,169             $2,428             $3,415            $6,584
    3)  If you do not surrender your contract:
              1 year             3 years            5 years          10 years
               $569              $2,028             $3,415            $6,584
   -----------------------------------------------------------------------------

Compensation is paid for the sale of the Contracts. For information about this compensation, see "Selling the Contract."

--------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

ACCUMULATION UNIT

We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

Tables containing (i) the accumulation unit value history of each subaccount of ING USA Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A -- Condensed Financial Information. The numbers show the year-end unit values of each subaccount from the time purchase payments were first received in the subaccounts under the Contract.

THE NET INVESTMENT FACTOR

The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

     1) We take the net asset value of the subaccount at the end of each business day.

     2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

     3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

     4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from the subaccount.

Calculations for the subaccounts are made on a per share basis. The Net Rate of Return equals the Net Investment Factor minus one.

PERFORMANCE INFORMATION

From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Assets subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. We will base total return figures on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, and withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Assets subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Assets subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming no surrender. YOU SHOULD BE AWARE THAT THERE IS NO GUARANTEE THAT THE LIQUID ASSETS SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL RETURN.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

FINANCIAL STATEMENTS

The following statements for Golden American Separate Account B (now ING USA Annuity and Life Insurance Company Separate Account B) are included in the Statement of Additional Information: the statement of assets and liabilities as of December 31, 2002, along with the related statement of operations for the year then ended and the statements of changs in net assets for each of the two years then ended; also, the statement of assets and liabilities as of September 30, 2003, along with the statements of operations and changes in net assets for the nine months then ended.

The following consolidated financial statements for Golden American (now ING USA Annuity and Life Insurance Company) are included in the Statement of Additional
Information: the consolidated balance sheets for the years ended December 31, 2002 and 2001, along with the consolidated income statements, statements of changes in shareholder's equity, and statements of cash flows for the three years ended December 31, 2002; also, the condensed consolidated balance sheet as of September 30, 2003, along with the condensed consolidated statement of income for the three and nine months ended September 30, 2003 and 2002, and the condensed consolidated statements of changes in shareholder's equity and statements of cash flows for the nine months ended September 30, 2003 and 2002. The financial statements of Golden American presented have not been restated for the effects of Golden's merger in 2004 with United Life and Annuity Insurance Company, USG Annuity and Life Insurance Company and Equitable of Iowa Life Insurance Company.

--------------------------------------------------------------------------------
ING USA ANNUITY AND LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) ("ING USA") is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings, Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in the Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. Golden American's consolidated financial statements appear in the Statement of Additional Information. Lion Connecticut is the holding company for Directed Services, Inc., the investment manager of the ING Investors Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, LLC, portfolio managers of the ING Investors Trust, and the investment managers of the ING Variable Insurance Trust and ING Variable Products Trust and ING Variable Product Portfolios, respectively. ING also owns Baring International Investment Limited, another portfolio manager of the ING Investors Trust. Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

--------------------------------------------------------------------------------
ING USA SEPARATE ACCOUNT B
--------------------------------------------------------------------------------

ING USA Separate Account B (formerly Golden American Separate Account B) ("Separate Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 as amended (the "1940 Act"). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

Note: We currently offer other variable annuity contracts that invest in Separate Account B, but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."

--------------------------------------------------------------------------------
THE TRUSTS AND FUNDS
--------------------------------------------------------------------------------

YOU WILL FIND INFORMATION ABOUT THE TRUSTS AND FUNDS CURRENTLY AVAILABLE UNDER YOUR CONTRACT IN APPENDIX B -- THE INVESTMENT PORTFOLIOS. A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION ON EACH TRUST OR FUND MAY BE OBTAINED BY CALLING OUR CUSTOMER SERVICE CENTER AT 800-366-0066. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING. If, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts or Funds conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, and any other insurance companies participating in the Trusts or Funds will monitor events to identify and resolve any material conflicts that may arise.

RESTRICTED FUNDS

We may, with 30 days notice to you, designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may also change the limitations on existing contracts with respect to new premiums added to investment portfolios and with respect to new transfers to investment portfolios. We may establish any limitations, at our discretion, as a percentage of premium or contract value, or as a specified dollar amount, and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. If we designate an investment option as a Restricted Fund or set applicable limitations, such change will apply only to transactions made after the designation. We limit your investment in the Restricted Funds on an aggregate basis for all Restricted Funds and for each individual Restricted Fund. Currently, we limit an investment in Restricted Funds to the following limitations: no more than $999,999,999, and no more than 30 percent of contract value. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Funds has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Funds. However, if the contract value in the Restricted Funds exceed the aggregate limit, if you take a withdrawal, it must come from either the Restricted Funds or pro-rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will not permit a transfer to the Restricted Funds if it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the multiple reallocations lower the percentage of total contract value in Restricted Funds, we will permit the reallocation even if the percentage of contract value in a Restricted Fund is greater than its limit.

Please see "Withdrawals" and "Transfers Among Your Investments" in this prospectus for more information on the effect of Restricted Funds.

--------------------------------------------------------------------------------
COVERED FUNDS, SPECIAL FUNDS AND EXCLUDED FUNDS
--------------------------------------------------------------------------------

For purposes of determining death benefits and benefits under the optional benefit riders (but not the earnings multiplier benefit rider), we assign the investment options to one of three categories of funds. The categories are:

     1) Covered Funds;

     2) Special Funds; and

     3) Excluded Funds.

Allocations to Covered Funds participate fully in all guaranteed benefits. Allocations to Special Funds could affect the death benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to Excluded Funds do not participate in any guaranteed benefits, due to their potential for volatility. No investment options are currently designated as Excluded Funds.

Designation of investment options under these categories may vary by benefit. For example, we may designate an investment option a Special Fund for purposes of calculating a benefit under an optional benefit rider, but not a death benefit, or for calculating one death benefit and not another. We may, with 30 days notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option. Please see Appendix G for examples.

--------------------------------------------------------------------------------
CHARGES AND FEES
--------------------------------------------------------------------------------

We deduct the contract charges described below to compensate us for our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administering the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. If there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

CHARGE DEDUCTION SUBACCOUNT

You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Assets subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, we will deduct the charges as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

CHARGES DEDUCTED FROM THE CONTRACT VALUE We deduct the following charges from your contract value:

SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 4-year period from the date we receive and accept a premium payment. We base the surrender charge on a percentage of each premium payment withdrawn. The surrender charge is based on the amount requested for withdrawal. The surrender charge is deducted from the contract value remaining after you have received the amount requested for withdrawal. This charge is intended to cover sales expenses that we have incurred. We may reduce or waive the surrender charge in certain situations. We will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment as follows:

      COMPLETE YEARS ELAPSED          0       1       2       3       4+
         SINCE PREMIUM PAYMENT

      SURRENDER CHARGE               6%       5%      4%      3%      0%

     WAIVER OF SURRENDER CHARGE FOR EXTENDED MEDICAL CARE. We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60-day period and we receive your request for the surrender or withdrawal, together with all required documentation at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or (ii) you are first diagnosed by a qualified medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information. The waiver of surrender charge may not be available in all states.

     FREE WITHDRAWAL AMOUNT. The Free Withdrawal Amount is the greater of (i) any earnings less previous withdrawals, and (ii) 10% of premium payments paid within 4 years prior to the date of withdrawal and not previously withdrawn, less any previous withdrawals taken in the same contract year.

     SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the Internal Revenue Code (the "Code"). We consider a withdrawal to be an excess withdrawal when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. When you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. ANY WITHDRAWAL FROM A FIXED INTEREST ALLOCATION MORE THAN 30 DAYS BEFORE ITS MATURITY DATE WILL TRIGGER A MARKET VALUE ADJUSTMENT. See Appendix C and the Fixed Account II prospectus for more information.

For the purpose of calculating the surrender charge for an excess withdrawal:
(i) we treat premiums as being withdrawn on a first-in, first-out basis; and
(ii) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix E. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

     PREMIUM TAXES. We may charge for state and local premium taxes depending on your state of residence. These taxes can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value or from the MGIB Base, if exercised, on the annuity start date. However, some jurisdictions impose a premium tax at the time initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the annuity start date.

     ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each contract anniversary. If you surrender your Contract prior to a contract anniversary, we deduct an administrative charge when we determine the cash surrender value payable to you. The charge is $30 per Contract. We waive this charge if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more or under other under conditions established by ING USA. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

     TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. The charge will not apply to any transfers due to the election of dollar cost averaging or automatic rebalancing.

CHARGES DEDUCTED FROM THE SUBACCOUNTS

     MORTALITY AND EXPENSE RISK CHARGE. The amount of the mortality and expense risk charge depends on the death benefit you have elected. We deduct the charge each business day based on the assets you have in each subaccount. If there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of Contracts.

      ------------------------------ ----------------------------- ----------------------------
                                          QUARTERLY RATCHET                   MAX 7
                STANDARD                       ENHANCED                     ENHANCED
              DEATH BENEFIT                 DEATH BENEFIT                 DEATH BENEFIT
      ---------------- ------------- -------------- -------------- ------------- --------------
                          Annual                       Annual                       Annual
                          Charge                       Charge                       Charge
                        Expressed                   Expressed as                 Expressed as
       Annual Charge     as Daily    Annual Charge   Daily Rate       Annual      Daily Rate
                           Rate                                       Charge
           1.50%        0.004141%        1.75%        0.004837%       1.95%        0.005395%
      ---------------- ------------- -------------- -------------- ------------- --------------

A description of the mortality and expense risk charges for contract owners other than Yr-2004 contract owners is included in the appendices. See "The Annuity Contract -- Contract Owner Categories." PLEASE RETAIN THIS PROSPECTUS AND THE APPENDIX THAT IS APPLICABLE TO YOU SO YOU WILL HAVE IT FOR FUTURE REFERENCE.

     ASSET-BASED ADMINISTRATIVE CHARGE. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. We deduct the charge from your assets in each subaccount on each business day at the rate of 0.000411% for each day since the previous business day.

     EARNINGS MULTIPLIER BENEFIT CHARGE. Subject to state availability, you may purchase the earnings multiplier benefit rider for both qualified and non-qualified Contracts either at issue or on the next contract anniversary following the introduction of the benefit in your state, if later. So long as the rider is in effect, we will deduct a separate quarterly charge for the rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccounts, we will deduct the charges from your Fixed Interest Allocations starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date, and so on. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date.

If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current contract value immediately prior to the surrender or annuitization. The quarterly charge for the earnings multiplier benefit rider is 0.075% (0.30% annually). For a description of the rider, see "Earnings Multiplier Benefit Rider."

OPTIONAL RIDER CHARGES. Subject to state availability, you may purchase one of two optional benefit riders that you may elect at issue. So long as the rider is in effect, we will deduct a separate quarterly charge for each optional benefit rider through a pro-rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charges from your Fixed Interest Allocations nearest their maturity date. We deduct each rider charge on each quarterly contract anniversary in arrears, meaning we deduct the first charge on the first quarterly anniversary following the rider date. For a description of the riders and the defined terms used in connection with the riders, see "The Annuity Contract -- Optional Riders."

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The charge for the MGIB rider is as follows:

       ---------- ------------------------------ -------------------------------
       MGIB Rate  As an Annual Charge            As a Quarterly Charge
       ---------- ------------------------------ -------------------------------
       7%         0.75% of the MGIB Charge Base  0.1875% of the MGIB Charge Base
       ---------- ------------------------------ -------------------------------

     MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The annual charge for the MGWB rider is 0.35% (0.0875% quarterly) of the contract value. The MGWB Charge Base is equal to the contract value each quarterly contract anniversary date, in arrears. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge immediately prior to the surrender or annuitization.

Please see the appendix that is applicable to you for the optional rider charges under your Contract.

TRUST AND FUND EXPENSES

Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, certain portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and certain portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio. See "Fees and Expenses -- Trust or Fund Expenses."

--------------------------------------------------------------------------------
THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the Trusts and Funds through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account. See Appendix C and the Fixed Account II prospectus for more information on the Fixed Interest Allocation and Fixed Account.

CONTRACT DATE AND CONTRACT YEAR

The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

CONTRACT OWNER

You are the contract owner. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the annuity start date, we will pay the beneficiary the death benefit then due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the annuity start date, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation. If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, we will treat this as a change of contract owner for determining the death benefit (likely a taxable event). If no beneficial owner of the trust has been designated, the availability of Enhanced Death Benefits will be based on the age of the annuitant at the time you purchase the Contract.

     CONTRACT OWNER CATEGORIES. There are four categories of contract owners covered by this prospectus. For ease of reference, they are called Yr-2001, May-2002, Yr-2003 and Yr-2004 contract owners. If you are a contract owner, the category of your Contract is indicated on your quarterly statements. If you are unsure which category applies to you, please call our Customer Service Center. The telephone number is (800) 366-0066. The following is a general description of the categories:

       ---------------- --------------------------------------------------------
       YR-2001:         Contracts under which the determination of benefits when
                        there are allocations to Special Funds is based on the
                        better of the original Yr-2001 benefit calculation and
                        the Special Funds "floor" (as available in the state of
                        issue at the time of purchase).
       ---------------- --------------------------------------------------------
       MAY-2002:        Contracts purchased on or after May 1, 2002, under which
                        the determination of benefits when there are allocations
                        to Special Funds is the same as the Special Funds
                        "floor," but all withdrawals are pro-rata (as available
                        in the state of issue at the time of purchase).
       ---------------- --------------------------------------------------------
       YR-2003:         Contracts purchased on or after February 4, 2003 which
                        have the same death benefits and living benefits as
                        May-2002 Contracts, but have a different calculation of
                        the Minimum Guaranteed Income Benefit and higher charges
                        for all three living benefit optional riders (as
                        available in the state of issue at the time of
                        purchase).
       ---------------- --------------------------------------------------------
       YR-2004:         Contracts purchased on or after February 13, 2004 which
                        offer the Quarterly Ratchet Death Benefit, do not offer
                        the 7% Solution Death Benefit, do not offer the Minimum
                        Guaranteed Accumulation Benefit and offer a Minimum
                        Guaranteed Withdrawal Benefit with reset and step-up
                        benefit options (as available in the state of issue at
                        the time of purchase).
       ---------------- --------------------------------------------------------

A description of benefits and charges for Yr-2001, May-2002 and Yr-2003 contract owners is included in the appendices to this prospectus, to the extent they differ from those described in this prospectus for Yr-2004 contract owners. PLEASE RETAIN THIS PROSPECTUS AND THE APPENDIX THAT IS APPLICABLE TO YOU SO YOU WILL HAVE IT FOR FUTURE REFERENCE.

     JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the Standard Death Benefit option. The earnings multiplier benefit rider is not available when there are joint owners. Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See "Change of Contract Owner or Beneficiary" below. If you have elected an Enhanced Death Benefit, and you add a joint owner, the Enhanced Death Benefit from the date of change will end. If the older joint owner is attained age 85 or under, the Standard Death Benefit will apply. If the older joint owner is attained age 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. If you elected the earnings multiplier benefit rider, it will terminate if you add a joint owner. Note that returning a Contract to single owner status will not restore any Enhanced Death Benefit or the earnings multiplier benefit. Unless otherwise specified, the term "age" when used for joint owners shall mean the age of the oldest owner.

ANNUITY START DATE

The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

ANNUITANT

The annuitant is the person designated by you to be the measuring life in determining annuity payments. You are the annuitant unless you name another annuitant in the application. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. You may not change the annuitant after the Contract is in effect.

If the contract owner is an individual, and the annuitant dies before the annuity start date and you have named a contingent annuitant, the contingent annuitant becomes the annuitant. If the annuitant dies before the annuity start date and there is no contingent annuitant, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary. If the contract owner is not an individual, and the annuitant dies before the annuity start date, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if you are not an individual.

BENEFICIARY

The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, we pay the death benefit proceeds to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

     CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the Contract, the amount of the earnings multiplier benefit, if applicable, and the continuation of any other optional rider that you have elected. The new owner's age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner's death will determine when a death benefit is payable.

If you have elected the Standard Death Benefit option, the minimum guaranteed death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For the Enhanced Death Benefit options, if the new owner is age 79 or under on the date that ownership changes, the minimum guaranteed death benefit will continue. If the new owner is age 80 to 85, the Enhanced Death Benefit will end, and the death benefit will become the Standard Death Benefit. For all death benefit options, 1) if the new owner's attained age is 86 or over on the date of the ownership change, or 2) if the new owner is not an individual (other than a trust for the benefit of the owner or annuitant), the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore any Enhanced Death Benefits.

If you have elected the earnings multiplier benefit rider, and the new owner is under age 76, the rider will continue. The benefit will be adjusted to reflect the attained age of the new owner as the issue age. We will use the Maximum Base and Benefit Base percentages in effect on the original rider date to calculate the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the earnings multiplier benefit rider, the new owner may not add the rider upon the change of ownership. If you have elected another optional rider, the rider will terminate upon a change of ownership.

A change of owner likely has tax consequences. See "Federal Tax Considerations" in this prospectus. You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. If you have designated an irrevocable beneficiary, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract. You may also restrict a beneficiary's right to elect an annuity option or receive a lump sum payment. If so, such rights or options will not be available to the beneficiary.

All requests for changes must be in writing and submitted to our Customer Service Center. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

PURCHASE AND AVAILABILITY OF THE CONTRACT

We will issue a Contract only if both the annuitant and the contract owner are age 75 or younger. The initial premium payment must be $10,000 or more ($1,500 for qualified Contracts). You may make additional payments of $500 or more ($50 for qualified Contracts) at any time after the free look period, before the contract anniversary following your 86th birthday and during the accumulation phase. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval. The Contract may not be available to all ages through all broker dealers. The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. YOU SHOULD NOT BUY THIS CONTRACT: (I) IF YOU ARE LOOKING FOR A SHORT-TERM INVESTMENT; (II) IF YOU CANNOT RISK GETTING BACK LESS MONEY THAN YOU PUT IN; OR (III) IF YOUR ASSETS ARE IN A PLAN WHICH PROVIDES FOR TAX-DEFERRAL AND YOU SEE NO OTHER REASON TO PURCHASE THIS CONTRACT.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See "Fees and Expenses" in this prospectus. IF YOU ARE CONSIDERING AN ENHANCED DEATH BENEFIT OPTION AND/OR THE EARNINGS MULTIPLIER BENEFIT RIDER AND YOUR CONTRACT WILL BE AN IRA, SEE "TAXATION OF QUALIFIED CONTRACTS -- INDIVIDUAL RETIREMENT ANNUITIES" AND "TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT" IN THIS PROSPECTUS.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs. If you are interested in learning more about these other products, contact our Customer Service Center or your registered representative.

CREDITING OF PREMIUM PAYMENTS

We will process your initial premium within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. We will process subsequent premium payments within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed.

We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account B, we will credit the payment at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts and/or Fixed Interest Allocation of Separate Account B specified by you within 2 business days.

We will ask about any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro-rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro-rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, we will credit the payment designated for a subaccount of Separate Account B at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment to the subaccounts selected by you, we convert the premium payment into accumulation units. We divide the amount of the premium payment allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

If your premium payment was transmitted by wire order from your broker/dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker/dealer.

        1) If either your state or broker/dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid.

        2) If your state and broker/dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with an Application Acknowledgement Statement for your execution. Until our Customer Service Center receives the executed Application Acknowledgement Statement, neither you nor the broker/dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated to a subaccount specially designated by the Company (currently, the Liquid Assets subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums to the specially designated subaccount during the free look period.

We may also refuse to accept certain forms of premium payments or loan repayments, if applicable, (traveler's checks, for example) or restrict the amount of certain forms of premium payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning your premium payment and not issuing the contract.

ADMINISTRATIVE PROCEDURES

We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements.

CONTRACT VALUE

We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (i) the contract value in the Fixed Interest Allocations, and (ii) the contract value in each subaccount in which you are invested.

     CONTRACT VALUE IN FIXED INTEREST ALLOCATIONS. The contract value in your Fixed Interest Allocation is the sum of premium payments allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

     CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return of premium payments during the free look period, in which case, the portion of your initial premium not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Assets subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

     1) We take the contract value in the subaccount at the end of the preceding business day.

     2) We multiply (1) by the subaccount's Net Rate of Return since the preceding business day.

     3)   We add (1) and (2).

     4) We add to (3) any additional premium payments, and then add or subtract any transfers to or from that subaccount.

     5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees and premium taxes.

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. See Appendix C and the ING USA Fixed Account II prospectus for a description of the calculation of cash surrender value under any Fixed Interest Allocation. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), any optional benefit rider charge, and any other charges incurred but not yet deducted.

     SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE. You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender is effective on the date we receive your written request and the Contract at our Customer Service Center. After we receive all paperwork required for us to process your surrender, we will determine and pay the cash surrender value at the price next determined. Once paid, all benefits under the Contract will terminate. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Assets subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHARGES

We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract. We may also withdraw or substitute investment portfolios, subject to the conditions in your Contract and compliance with regulatory requirements.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs, or if you have other outstanding instructions and we substitute or otherwise eliminate a portfolio subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces. We will provide you with written notice before we make these changes.

We reserve the right to: (i) deregister Separate Account B under the 1940 Act;
(ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts.

We will provide you with written notice before we make any of these changes.

THE FIXED ACCOUNT

The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See Appendix C and the Fixed Account II prospectus for more information.

OPTIONAL RIDERS

Subject to state availability, you may elect one of the two optional benefit riders discussed below. YOU MAY ADD ONLY ONE OF THESE TWO RIDERS TO YOUR CONTRACT. EACH RIDER HAS A SEPARATE CHARGE. Once elected, the riders generally may not be cancelled. You may not remove the rider and charges will be assessed regardless of the performance of your Contract. Please see "Charges and Fees -- Optional Rider Charges" for information on rider charges.

The following describes the optional riders for Contracts in the Yr-2004 category. A description of the optional rider benefits for all other contract owners is included in the appendices to this prospectus, to the extent they differ from those described in the prospectus for Yr-2004 contract owners. Please retain this prospectus and the appendix that is applicable to you so you will have it for future reference.

THE OPTIONAL RIDERS MAY NOT BE AVAILABLE FOR ALL INVESTORS. YOU SHOULD ANALYZE EACH RIDER THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE YOU SELECT ONE. THE OPTIONAL RIDERS DO NOT GUARANTEE ANY RETURN OF PRINCIPAL OR PREMIUM PAYMENTS AND DO NOT GUARANTEE PERFORMANCE OF ANY SPECIFIC INVESTMENT PORTFOLIO UNDER THE CONTRACT. YOU SHOULD CONSULT A QUALIFIED FINANCIAL ADVISER IN EVALUATING THE RIDERS.

THE OPTIONAL RIDERS MAY NOT BE APPROVED IN ALL STATES. CHECK WITH OUR CUSTOMER SERVICE CENTER FOR AVAILABILITY IN YOUR STATE. THE TELEPHONE NUMBER IS (800) 366-0066. RIDER DATE. The rider date is the date an optional benefit rider becomes effective. The rider date is also the contract date if you purchase the rider when the Contract is issued.

NO CANCELLATION. Once you purchase a rider, you may not cancel it unless you cancel the Contract during the Contract's free look period, surrender, annuitize or otherwise terminate the Contract. These events automatically cancel any rider. Once the Contract continues beyond the free look period, you may not cancel the rider. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

TERMINATION. The optional riders are "living benefits," which means the guaranteed benefits offered by the riders are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate if you:

     o annuitize, surrender or otherwise terminate your Contract during the accumulation phase; or

     o die during the accumulation phase (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The optional riders will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances which may cause a particular optional rider to terminate automatically are discussed below with each rider.

MINIMUM GUARANTEED INCOME BENEFIT RIDER (MGIB). The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB.

The following investment options are designated as Special Funds for purposes of calculating the MGIB: the ING Liquid Assets Portfolio, the ING VP Bond Portfolio, the ING PIMCO Core Bond Portfolio; the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account, the Fixed Interest Division and the TSA Special Fixed Account. The MGIB Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rate is an annual effective rate.

For a discussion of the charges we deduct under the MGIB rider, see "Charges and Fees -- Optional Rider Charges." Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Date is the greatest of:

        1) your annuity income based on your contract value adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) on the MGIB Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

        2) your annuity income based on your contract value adjusted for any Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) on the MGIB Date applied to the then-current income factors in effect for the annuity option you selected; or

        3) the MGIB annuity income based on your MGIB Base on the MGIB Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Base for any premium tax recovery and Market Value Adjustment (see Appendix C and the Fixed Account II prospectus) that would otherwise apply at annuitization.

The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract. The MGIB Benefit Base is only a calculation used to determine the MGIB annuity income. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Benefit Base or Maximum MGIB Base.

The MGIB Benefit Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value) and credits, and subsequently allocated eligible premiums and any credits we add, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Date.

     DETERMINING THE MGIB CHARGE BASE: The MGIB Charge Base is the greater of the MGIB Rollup Base and the MGIB Ratchet Base.

        (i) The MGIB Rollup Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where: (a) is the MGIB Rollup Base for Covered Funds; (b) is the MGIB Rollup Base for Special Funds; (c) is the MGIB Rollup Base for Excluded Funds; and

        (ii) The MGIB Ratchet Base is equal to the sum of (a) and (b) where: (a) is the MGIB Ratchet Base for Covered and Special Funds; and (b) is the MGIB Ratchet Base for Excluded Funds.

     DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Date, we calculate your MGIB annuity income as follows:

        1) WE FIRST DETERMINE YOUR MGIB BENEFIT BASE: The MGIB Benefit Base is equal to the greater of the MGIB Rollup Benefit Base and the MGIB Ratchet Benefit Base.

             (i) The MGIB Rollup Benefit Base is equal to the lesser of the Maximum MGIB Base and the sum of (a), (b) and (c) where: (a) is the MGIB Rollup Base for Covered Funds; (b) is the MGIB Rollup Base for Special Funds; (c) is the contract value allocated to Excluded Funds; and

             (ii) The MGIB Ratchet Benefit Base is equal to the sum of (a) and
                  (b) where: (a) is the MGIB Ratchet Base for Covered and Special Funds; and (b) is the contract value allocated to Excluded Funds.

             The Maximum MGIB Base is 300% of eligible premiums and credits adjusted pro-rata for withdrawals.

             The Maximum MGIB Base is not allocated by Fund category and credits.

             A) CALCULATION OF MGIB ROLLUP BENEFIT BASE

                  THE MGIB ROLLUP BASE ALLOCATED TO COVERED FUNDS equals the eligible premiums and credits allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rollup Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit Base reaching the Maximum MGIB Base, and at 0% thereafter.

                  THE MGIB ROLLUP BASE ALLOCATED TO SPECIAL FUNDS equals the eligible premiums and credits allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. THERE IS NO ACCUMULATION OF MGIB ROLLUP BASE ALLOCATED TO SPECIAL FUNDS.

                  THE MGIB ROLLUP BASE ALLOCATED TO EXCLUDED FUNDS equals the eligible premiums and credits allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Rollup Benefit Base reaching the Maximum MGIB Base, and at 0% thereafter. THE MGIB ROLLUP BASE ALLOCATED TO EXCLUDED FUNDS IS USED ONLY FOR TRANSFER ADJUSTMENTS AND RIDER CHARGES. IT IS NOT USED TO DETERMINE BENEFITS. Eligible premiums and credits are those added more than 5 years before the earliest MGIB Benefit Date. Premiums paid and credits after that are excluded from the MGIB Rollup Base. The MGIB Rollup Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rollup Rate is an annual effective rate.

                  Withdrawals reduce the MGIB Rollup Base on a pro-rata basis. The percentage reduction in the MGIB Rollup Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGIB Rollup Base in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the MGIB Rollup Base in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal.

                  Net transfers from Covered Funds will reduce the MGIB Rollup Base allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Covered Funds.

                  Net transfers from Special Funds will reduce the MGIB Rollup Base allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Excluded Funds, as applicable, will equal the reduction in the MGIB Rollup Base allocated to Special Funds.

                  Net transfers from Excluded Funds will reduce the MGIB Rollup Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Rollup Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the net contract value transferred and the change in the MGIB Rollup Base allocated to Excluded Funds.

             B) CALCULATION OF MGIB RATCHET BENEFIT BASE

                  The MGIB RATCHET BASE FOR COVERED FUNDS AND SPECIAL FUNDS equals:

                  o on the rider date, eligible premiums plus credits, or the contract value, if applicable, allocated to Covered Funds and Special Funds;

                  o on each "quarterly anniversary date" prior to attainment of age 90, the MGIB Ratchet Base for Covered Funds and Special Funds is set equal to the greater of :

                  1) the current contract value allocated to Covered Funds and Special Funds (after any deductions occurring on that date); and

                  2) the MGIB Ratchet Base for Covered Funds and Special Funds from the most recent prior quarterly anniversary date, adjusted for any new eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

                  o at other times, the MGIB Ratchet Base for Covered Funds and Special Funds is the MGIB Ratchet Base from the prior quarterly anniversary date, adjusted for subsequent eligible premiums and withdrawals attributable to Covered Funds or Special Funds, and transfers.

             The MGIB RATCHET BASE FOR EXCLUDED FUNDS is calculated the same as for Covered Funds and Special Funds, but for premiums, credits, allocations, withdrawals or transfers attributable to Excluded Funds.

             Effect of Transfers on MGIB Ratchet Base:
             Net transfers from Covered or Special Funds to Excluded Funds will reduce the MGIB Ratchet Base allocated to Covered and Special Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Excluded Funds will equal the reduction in the MGIB Ratchet Base allocated to Covered and Special Funds.

             Net transfers from Excluded Funds to Covered or Special Funds will reduce the MGIB Ratchet Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Ratchet Base allocated to Covered and Special Funds will equal the lesser of the net contract value transferred and the change in the MGIB Ratchet Base allocated to Excluded Funds. A "quarterly anniversary date" is the date three months from the contract date that falls on the same date in the month as the contract date. For example, if the contract date is February 12, the quarterly anniversary date is May
             12. If there is no corresponding date in the month, the quarterly anniversary date will be the last date of such month. If the quarterly anniversary date falls on a weekend or holiday, we will use the value as of the subsequent business day.

        2) THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT, SURRENDER CHARGE AND PREMIUM TAXES) BY THE INCOME FACTOR, AND THEN DIVIDE BY $1,000.

MGIB INCOME OPTIONS

The following are the MGIB Income Options available under the MGIB Rider:

     a) Income for Life (Single Life or Joint with 100% Survivor) and 10-20 year certain;

     b)   Income for a 20-30 year period certain;

     c) Any other income plan offered by the Company in conjunction with the MGIB rider on the MGIB Benefit Date.

You may elect to have payments under MGIB Income Options (a) and (b) increase annually at 1%, 2% or 3%. Once during the life of the Contract, you have the option to elect to apply up to 50% of the MGIB Benefit Base to one of the MGIB Income Options available under the Rider. This option may only be exercised on a contract anniversary at or after the end of the waiting period. The portion of the MGIB Benefit Base so applied will be used to determine the MGIB income, as is otherwise described in the prospectus. The Contract Value will be reduced on a pro-rata basis. Any subsequent exercise of your right to receive payments under the MGIB rider must be for 100% of the remaining value. The amount applied to the partial annuitization will be treated as a withdrawal for purposes of adjusting contract and rider values.

PLEASE NOTE THAT IF YOU ELECT PARTIAL ANNUITIZATION, INCOME PAYMENTS RECEIVED WILL BE TAXED AS WITHDRAWALS. PLEASE CONSULT YOUR TAX ADVISER BEFORE MAKING THIS ELECTION, AS THE TAXATION OF PARTIAL ANNUITIZATION IS UNCERTAIN.

     PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten-year waiting period before you can annuitize under the MGIB rider. This could reduce the MGIB.

     THE MGIB DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

     NO CHANGE OF ANNUITANT. Once you purchase the MGIB rider, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

     NOTIFICATION. On or about 30 days prior to the MGIB Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise it. We will determine the actual amount of the MGIB annuity benefit as of the MGIB Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN A MORE FAVORABLE STREAM OF INCOME PAYMENTS, AND DIFFERENT TAX CONSEQUENCES, UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER (MGWB). The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments. The amount of the periodic payments is based on the amount in the MGWB Withdrawal Account.

The guarantee provides that, subject to the conditions described below, the amount you will receive in periodic payments is equal to your Eligible Payment Amount adjusted for any prior withdrawals. Your Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

        1) if you purchased the MGWB rider on the contract date: your premium payments received during the first two contract years;

        2) if you purchased the MGWB rider after the contract date: your contract value on the Rider Date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the Rider Date.

To maintain the guarantee, withdrawals in any contract year may not exceed 7% of your Eligible Payment Amount adjusted, as defined below. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals and transfers between Covered and Excluded Funds. The MGWB Withdrawal Account is tracked separately for Covered and Excluded Funds. The MGWB Withdrawal Account equals the sum of (a) the MGWB Withdrawal Account allocated to Covered Funds, and (b) the lesser of (i) the MGWB Withdrawal Account allocated to Excluded Funds and
(ii) the contract value in Excluded Funds. Thus, investing in the Excluded Funds may limit the MGWB Withdrawal Account. No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

The Maximum Annual Withdrawal Amount (or "MAW") is equal to 7% of the Eligible Payment Amount. Withdrawals from Covered Funds of up to the MAW will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals from Covered Funds greater than the MAW will cause a reduction in the MGWB Withdrawal Account allocated to Covered Funds by the proportion that the excess withdrawal bears to the remaining contract value in Covered Funds after the withdrawal of the MAW. All withdrawals from Excluded Funds will reduce the value of the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds.

Any withdrawals greater than the MAW will also cause a reduction in the Eligible Payment Amount by the proportion that the excess portion of the withdrawal bears to the contract value remaining after withdrawal of the MAW at the time of the withdrawal. Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account by the dollar amount of the payments. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds and the net contract value transferred.

YOU SHOULD NOT MAKE ANY WITHDRAWALS IF YOU WISH TO RETAIN THE OPTION TO ELECT THE STEP-UP BENEFIT (SEE BELOW). The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

     GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than the MAW will reduce the Eligible Payment Amount and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

     1)   your contract value is greater than zero;

     2)   your MGWB Withdrawal Account is greater than zero;

     3)   you have not reached your latest allowable annuity start date;

     4)   you have not elected to annuitize your Contract; and

     5) you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

         AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

     1)   your MGWB Withdrawal Account is greater than zero;

     2)   you have not reached your latest allowable annuity start date;

     3)   you have not elected to annuitize your Contract; and

     4) you have not died, changed the ownership of the Contract or surrendered the Contract. Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary until the earliest of (i) your Contract's latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or the MAW. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner's death.

On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

     RESET OPTION. Beginning on the fifth contract anniversary following the Rider Date, if the contract value is greater than the MGWB Withdrawal Account, you may choose to reset the MGWB Rider. The effect will be to terminate the existing MGWB Rider and add a new MGWB Rider ("New Rider"). The MGWB Withdrawal Account under the New Rider will equal the contract value on the date the New Rider is effective. The charge for the MGWB under the New Rider and any right to reset again will be based on the terms of the New Rider when it is issued. We reserve the right to limit the reset election to contact anniversaries only. If you elect the reset option, the step-up benefit is not available.

     STEP-UP BENEFIT. If the Rider Date is the same as the Contract Date, beginning on the fifth contract anniversary following the Rider Date, if you have not made any previous withdrawals, you may elect to increase the MGWB Withdrawal Account, the adjusted Eligible Payment Amount and the MAW by a factor of 20%. This option is available whether or not the contract value is greater than the MGWB Withdrawal Account. If you elect the Step-Up Benefit:

     1)   we reserve the right to increase the charge for the MGWB Rider;

     2) you must wait at least five years from the Step-Up date to elect the Reset Option.

The Step-Up Benefit may be elected only one time under the MGWB Rider.

     DEATH OF OWNER.

         BEFORE AUTOMATIC PERIODIC BENEFIT STATUS. The MGWB rider terminates on the first owner's date of death (death of annuitant, if there is a non-natural owner), but the death benefit is payable. However, if the beneficiary is the owner's spouse, the spouse elects to continue the Contract, and the contract value steps up to the minimum guaranteed death benefit, the MGWB Withdrawal Account and MAW are also reset. The MGWB charge will continue at the existing rate. Reset upon spousal continuation does not affect any then existing reset option.

         DURING AUTOMATIC PERIODIC BENEFIT STATUS. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

     PURCHASE. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

For a discussion of the charges we deduct under the MGWB rider, see "Charges and Fees -- Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information.

OTHER CONTRACTS

We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could affect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

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WITHDRAWALS
--------------------------------------------------------------------------------

Except under certain qualified Contracts, you may withdraw all or part of your money any time during the accumulation phase and before the death of the contract owner. If you request a withdrawal for more than 90% of the cash surrender value, and the remaining cash surrender value after the withdrawal is less than $2,500, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount is the greater of (i) any earnings less previous withdrawals, and (ii) 10% of premium payments paid within 4 years prior to the date of the withdrawal and not previously withdrawn, less any withdrawals taken in the same contract year.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which to withdraw amounts, otherwise we will make the withdrawal on a pro-rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. Definitive guidance on the proper federal tax treatment of the Market Value Adjustment has not been issued. You may want to discuss the potential tax consequences of a Market Value Adjustment with your tax adviser. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

If the aggregate percentage cap on allocations to the Restricted Funds has been exceeded, any subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. If a requested withdrawal would cause the percentage cap to be exceeded, the amount of the withdrawal in excess of the cap would be taken pro-rata from all variable subaccounts.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Assets subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive.

Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the optional benefit rider is in effect. See "Optional Riders." We offer the following three withdrawal options:

REGULAR WITHDRAWALS

After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal you take from a Fixed Interest Allocation more than 30 days before its maturity date. See Appendix C and the Fixed Account II prospectus for more information on the application of the Market Value Adjustment.

SYSTEMATIC WITHDRAWALS

You may choose to receive automatic systematic withdrawal payments (i) from the contract value in the subaccounts in which you are invested, or (ii) from the interest earned in your Fixed Interest Allocations. You may not elect the systematic withdrawal option if you are taking IRA withdrawals. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro-rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro-rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro-rata basis from all subaccounts in which contract value is invested.

You decide when you would like systematic payments to start as long as it is at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the 28th day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (i) a fixed dollar amount or (ii) an amount based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

             ---------------- --------------------------------------
                                         MAXIMUM PERCENTAGE
              FREQUENCY       OF PREMIUMS NOT PREVIOUSLY WITHDRAWN
             ---------------- --------------------------------------
              Monthly                       0.833%
              Quarterly                     2.50%
              Annually                     10.00%
             ---------------- --------------------------------------

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your premium payments not previously withdrawn on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature discussed below which you may add to your regular fixed dollar systematic withdrawal program.

If your systematic withdrawal is based on a percentage of the premiums not previously withdrawn from the subaccounts in which you are invested and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

We limit systematic withdrawals from Fixed Interest Allocations to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary's lifetime ("stretch"). Stretch payments will be subject to the same limitations as systematic withdrawals, and non-qualified stretch payments will be reported on the same basis as other systematic withdrawals.

     FIXED DOLLAR SYSTEMATIC WITHDRAWAL FEATURE. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to an annual maximum of 10% of your premium payments not previously withdrawn as determined on the day we receive your election of this feature. We will not recalculate the maximum limit when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustments when they exceed the applicable maximum percentage.

IRA WITHDRAWALS

If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service ("IRS") rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. You may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date. If your contract date is after the 28th day of the month, your IRA withdrawal will be made on the 28th day of each month.

You may request us to calculate the amount you are required to withdraw from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal from a Fixed Interest Allocation in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment. CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

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TRANSFERS AMONG YOUR INVESTMENTS
--------------------------------------------------------------------------------

Between the end of the free look period and the annuity start date, you may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations. We currently do not charge you for transfers made during a contract year, but reserve the right to charge for each transfer after the twelfth transfer in a contract year. WE ALSO RESERVE THE RIGHT TO LIMIT THE NUMBER OF TRANSFERS YOU MAY MAKE AND MAY OTHERWISE MODIFY OR TERMINATE TRANSFER PRIVILEGES IF REQUIRED BY OUR BUSINESS JUDGMENT OR IN ACCORDANCE WITH APPLICABLE LAW. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Covered Funds, Special Funds and Excluded Funds and other investment portfolios may negatively impact your death benefit or rider benefits.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds or Excluded Funds, may also affect your optional rider base. See "The Annuity Contract -- Optional Riders."

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation. To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. We will determine transfer values at the end of the business day on which we receive the transfer request at our Customer Service Center. If we receive your transfer request after 4 p.m. eastern time or the close of regular trading of the New York Stock Exchange, we will make the transfer on the next business day. Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

LIMITS IMPOSED BY UNDERLYING FUNDS. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a premium payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

LIMITS ON FREQUENT OR DISRUPTIVE TRANSFERS. The Contract is not designed to serve as a vehicle for frequent trading. Frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies and make frequent transfers should not purchase the Contract.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract owners. Such restrictions could include: (1) not accepting transfer instructions from an agent acting on behalf of more than one contract owner; and
(2) not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract owner at a time.

We monitor transfer activity. With regard to frequent transfers, in the event that an individual's or organization's transfer activity:

     1.   exceeds our then-current monitoring standard for frequent trading;

     2. is identified as problematic by an underlying fund even if the activity does not exceed our monitoring standard for frequent trading; or

     3. if we determine in our sole discretion that such transfer activity may not be in the best interests of other contract owners,

we reserve the right to take any necessary action to deter such activity. Such actions may include, but are not limited to, the suspension of trading privileges via facsimile, telephone, email and internet, and the limiting of trading privileges to submission by regular U.S. mail. Our current definition of frequent trading is more than one purchase and sale of the same underlying fund within a 30-day period. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, at any time without prior notice, depending on the needs of the underlying fund(s) and/or state or federal regulatory requirements.

In addition, if, due to the excessive dollar amounts of trades, even though not within our then current definition of frequent trading, an individual's or organization's transfer activity is determined, in our sole discretion, to be disruptive, we may take the same actions as are described above to limit frequent transfers.

The Company does not allow waivers to the above policy.

We currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios be received at our Customer Service Center no later than 3 p.m. eastern time.

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DOLLAR COST AVERAGING

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in (i) the Liquid Assets subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Liquid Assets subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by
6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount. We will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount. Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Liquid Assets subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

If you do not specify to which subaccounts you want to transfer the dollar amount of the source account, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in "Appendix B -- The Investment Portfolios." Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

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

        o Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then-current allocation of contract value to the Restricted Fund(s) and the then-current value of the amount designated to be transferred to that Restricted Fund(s).

        o Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If you request more than the individual limit be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro-rata to the Restricted Funds.

        o Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING

If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period. Transfers made pursuant to automatic rebalancing do not count toward the 12-transfer limit on free transfers. You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above, in this section and in Appendix B -- The Investment Portfolios. If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro-rata.

To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro-rata basis. Additional premium payments and partial withdrawals made on a pro-rata basis will not cause the automatic rebalancing program to terminate.

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DEATH BENEFIT CHOICES
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DEATH BENEFIT DURING THE ACCUMULATION PHASE

During the accumulation phase, a death benefit (and earnings multiplier benefit, if elected) is payable when either the contract owner, or the first of joint owners or the annuitant (when a contract owner is not an individual) dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. We calculate the death benefit value as of the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center ("claim date"). If your beneficiary wants to receive the death benefit on a date later than this, it may affect the amount of the benefit payable in the future. The proceeds may be received in a single sum, applied to any of the annuity options, or, if available, paid over the beneficiary's lifetime. (See "Systematic Withdrawals" above). A beneficiary's right to elect an annuity option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death." Your death benefit and mortality and expense risk charge depend on the category of contract owners to which you belong and on the death benefit that you choose.

THE FOLLOWING DESCRIBES THE DEATH BENEFIT OPTIONS FOR CONTRACT OWNERS IN THE YR-2004 CATEGORY. FOR A DESCRIPTION OF THE DEATH BENEFITS APPLICABLE UNDER YOUR CONTRACT IF YOU ARE IN A DIFFERENT CATEGORY, PLEASE SEE THE APPLICABLE APPENDIX. PLEASE RETAIN THIS PROSPECTUS AND THE APPENDIX THAT IS APPLICABLE TO YOU SO YOU WILL HAVE IT FOR FUTURE REFERENCE. IF YOU ARE UNSURE OF WHICH CATEGORY APPLIES TO YOU, PLEASE CALL OUR CUSTOMER SERVICE CENTER.

You may choose one of the following Death Benefits: (i) the Standard Death Benefit, (ii) the Quarterly Ratchet Enhanced Death Benefit or (iii) the Max 7 Enhanced Death Benefit. The Quarterly Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The Enhanced Death Benefits are available only at the time you purchase your Contract. The Enhanced Death Benefits are not available where a Contract is owned by joint owners. If you do not choose a death benefit, your death benefit will be the Standard Death Benefit.

ONCE YOU CHOOSE A DEATH BENEFIT, YOU CANNOT CHANGE IT. We may stop or suspend offering any of the Enhanced Death Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the Enhanced Death Benefit. The MGWB rider may also affect the death benefit. The death benefit may be subject to certain mandatory distribution rules required by federal tax law. We use the BASE DEATH BENEFIT to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

        1) the contract value; or

        2) the cash surrender value.

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

The STANDARD DEATH BENEFIT equals the GREATER of:

        1)   the Base Death Benefit; and

        2) the Standard Minimum Guaranteed Death Benefit ("Standard MGDB") for amounts allocated to Covered Funds plus the contract value allocated to Excluded Funds.

The Standard MGDB allocated to Covered Funds equals premiums allocated to Covered Funds less pro-rata adjustments for any withdrawals and transfers. The Standard MGDB allocated to Excluded Funds equals premiums allocated to Excluded Funds less pro-rata adjustments for any withdrawals and transfers. This calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the Standard MGDB on a pro-rata basis. The percentage reduction in the Standard MGDB for each Fund category (i.e. Covered or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Standard MGDB.

        o Net transfers from Covered Funds to Excluded Funds will reduce the Standard MGDB in the Covered Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Excluded Funds will equal the decrease in the Standard MGDB in Covered Funds.

        o Net transfers from Excluded Funds to Covered Funds will reduce the Standard MGDB in Excluded Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the decrease in the Standard MGDB in Excluded Funds.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit or the Enhanced Death Benefit option elected. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund or Excluded Fund on existing Contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit.

For the period during which a portion of the contract value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period. The QUARTERLY RATCHET ENHANCED DEATH BENEFIT equals the greater of:

        1)   the Standard Death Benefit; and

        2) the Quarterly Ratchet Minimum Guaranteed Death Benefit ("Quarterly Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds.

No funds are currently designated as Excluded Funds for purposes of the Quarterly Ratchet MGDB. The Quarterly Ratchet MGDB allocated to Covered Funds on the contract date equals the premium allocated to Covered Funds. On each quarterly anniversary (three months from the contract date and each three month anniversary of that date) that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Covered Funds will be set to the greater of:

        1) the current contract value in Covered Funds (after deductions occurring as of that date); or

        2) the Quarterly Ratchet MGDB in Covered Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Covered Funds is equal to the Quarterly Ratchet MGDB in the Covered Funds from the last quarterly anniversary, adjusted for new premiums and partial withdrawals attributable to Covered Funds, and transfers.

The Quarterly Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On each quarterly anniversary that occurs on or prior to attainment of age 90, the Quarterly Ratchet MGDB in Excluded Funds will be set to the greater of:

     1) the current contract value in Excluded Funds (after deductions occurring as of that date); or

     2) the Quarterly Ratchet MGDB in the Excluded Funds from the prior quarterly anniversary (after deductions occurring on that date), adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on quarterly anniversaries, the Quarterly Ratchet MGDB in the Excluded Funds is equal to the Quarterly Ratchet MGDB in the Excluded Funds from the last quarterly anniversary, adjusted for new premiums and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Quarterly Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested. Net transfers from Covered Funds to Special or Excluded Funds will reduce the Quarterly Ratchet MGDB in Covered Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the Quarterly Ratchet MGDB in Covered Funds. Net transfers from Excluded Funds to Covered Funds will reduce the Quarterly Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Quarterly Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Quarterly Ratchet MGDB in Excluded Funds. The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the Quarterly Ratchet Enhanced Death Benefit and the 7% Solution Death Benefit Element. Each element of the Max 7 Enhanced Death Benefit is determined independently of the other at all times.

The 7% SOLUTION DEATH BENEFIT ELEMENT is the greater of:

        1)   the Standard Death Benefit; and

        2) the lesser of:

             a) 3 times all premium payments, adjusted for withdrawals (the "cap"); or

             b) the SUM OF the 7% Solution Minimum Guaranteed Death Benefit ("7% MGDB") allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.

For purposes of calculating the 7% Solution Death Benefit Element, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio, the ING VP Bond Portfolio, the ING PIMCO Core Bond Portfolio, the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account.

No investment options are currently designated as Excluded Funds.

The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds. The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the 7% MGDB on a pro-rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro-rata basis.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

EARNINGS MULTIPLIER BENEFIT RIDER. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for issue ages 75 or under. You may add it at issue of the Contract or, if not yet available in your state, on the next contract anniversary following introduction of the rider in your state. The date on which the rider is added is referred to as the "rider effective date."

If the rider is added at issue, the rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of premiums adjusted for withdrawals ("Maximum Base"). Currently, if added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) the Maximum Base; and ii) the contract value on the claim date minus premiums adjusted for withdrawals. If added after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: i) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and ii) the contract value on the claim date minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals. The adjustment to the benefit for withdrawals is pro-rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for the earnings multiplier benefit rider and once selected, it may not be revoked. The rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see "Charges and Fees -- Earnings Multiplier Benefit Charge" for a description of the charge.

The rider is available for both non-qualified and qualified contracts. Please see the discussions of possible tax consequences in "Federal Tax
Considerations," "Individual Retirement Annuities," "Taxation of Qualified Contracts," and "Tax Consequences of Enhanced Death Benefit," in this prospectus.

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DEATH BENEFIT DURING THE INCOME PHASE

If any contract owner or the annuitant dies after the annuity start date, we will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

CONTINUATION AFTER DEATH -- SPOUSE

If at the contract owner's death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the Contract as his or her own, the following will apply: If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value on that date is greater than zero, we will add such difference to the contract value. We will allocate such addition to the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the addition to the Liquid Assets subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit or any living benefit rider values. Any addition to contract value is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the Contract elects to continue the Contract as his or her own.

The death benefits under each of the available options will continue, based on the surviving spouse's age on the date that ownership changes. At subsequent surrender, we will waive any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner. Any premiums paid later will be subject to any applicable surrender charge.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor.

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

The earnings multiplier benefit rider will continue, if the surviving spouse is eligible based on his or her attained age. If the surviving spouse is older than the maximum rider issue age, the rider will terminate. The Maximum Base and the percentages will be reset based on the adjusted contract value. The calculation of the benefit going forward will be: (i) based on the attained age of the spouse at the time of the ownership change using current values as of that date;
(ii) computed as if the rider were added to the Contract after issue and after the increase; and (iii) based on the Maximum Base and percentages in effect on the original rider date. However, we may permit the surviving spouse to elect to use the then-current Maximum Base and percentages in the benefit calculation.

CONTINUATION AFTER DEATH -- NOT A SPOUSE

If the beneficiary or surviving joint owner is not the spouse of the owner, the Contract may continue in force subject to the required distribution rules of the Code. See next section, "Required Distributions Upon Contract Owner's Death." If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Assets subaccount, or its successor. The death benefit will then terminate. At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. No additional premium payments may be made. If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, we will add the benefit to the contract value and allocate the benefit among the variable subaccounts in proportion to the contract value in the subaccounts, unless you direct otherwise. If there is no contract value in any subaccount, we will allocate the benefit to the Liquid Assets subaccount, or its successor. The earnings multiplier benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH

We will not allow any payment of benefits provided under a non-qualified Contract which do not satisfy the requirements of Section 72(s) of the Code.

If any contract owner of a non-qualified Contract dies before the annuity start date, we will distribute the death benefit payable to the beneficiary as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (i) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (ii) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (iii) all rights and privileges granted by the Contract or allowed by us will belong to the spouse as contract owner of the Contract. We deem the spouse to have made this election if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is not a spouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

Subject to availability, and our then current rules, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the life expectancy of the beneficiary ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

If we do not receive an election from an owner's beneficiary who is not a spouse within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from the date of death. We will determine the death benefit as of the date we receive proof of death. Such cash payment will be in full settlement of all our liability under the Contract.

If a contract owner dies after the annuity start date, all of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If a Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.

EFFECT OF MGWB ON DEATH  BENEFIT
If you die before Automatic Periodic Benefit Status under the MGWB rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner's spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse's death. Please see "Minimum Guaranteed Withdrawal Benefit Rider-Death of Owner" for a description of the impact of the owner's death on the MGWB Rider.

If you die during Automatic Periodic Benefit Status, the death benefit payable is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments. Please see "Minimum Guaranteed Withdrawal Benefit Rider".

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THE ANNUITY OPTIONS
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ANNUITIZATION OF YOUR CONTRACT

If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value, adjusted for any applicable Market Value Adjustment, on the annuity start date in accordance with the annuity option you chose. You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations. Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate under applicable law), the total contract value applied to periodic income payments, and the applicable payment rate.

Our approval is needed for any option where:

     1) The person named to receive payment is other than the contract owner or beneficiary;

     2)   The person named is not a natural person, such as a corporation; or

     3) Any income payment would be less than the minimum annuity income payment allowed.

SELECTING THE ANNUITY START DATE

You select the annuity start date, which is the date on which the annuity payments commence. The annuity start date must be at least 5 years from the contract date but before the month immediately following the annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years. If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more

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

information, see "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

FREQUENCY OF ANNUITY PAYMENTS

You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

BENEFICIARY RIGHTS

A beneficiary's right to elect an annuity option or receive a lump sum may have been restricted by the contract owner. If so, such options will not be available to the beneficiary.

THE ANNUITY OPTIONS

We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed payments are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

        OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

        OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain, such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount of your Contract. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

        OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

        OPTION 4. ANNUITY PLAN. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

PAYMENT WHEN NAMED PERSON DIES

When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and ING USA. The amounts we will pay are determined as follows:

        1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed payment would have earned had it not been paid out early. We will base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2.

        2) For Option 3, no amounts are payable after both named persons have died. 3) For Option 4, the annuity option agreement will state the amount we will pay, if any.

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OTHER CONTRACT PROVISIONS
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REPORTS TO CONTRACT OWNERS

We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report and in any confirmation notice. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (i) when the New York Stock Exchange is closed; (ii) when trading on the New York Stock Exchange is restricted; (iii) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B's net assets; or (iv) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

IN CASE OF ERRORS IN YOUR APPLICATION

If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought had the age or gender not been misstated.

ASSIGNING THE CONTRACT AS COLLATERAL

You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW

We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. We will give you advance notice of such changes.

FREE LOOK

You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the Fixed Account), and (ii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Assets subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request in good order. We determine your contract value at the close of business on the day we void your Contract. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

SPECIAL ARRANGEMENTS

We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

SELLING THE CONTRACT

Our affiliate Directed Services, Inc. ("DSI"), 1475 Dunwoody Dr., West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other ING USA contracts. DSI, a New York corporation, is registered with the SEC as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

DSI does not retain any commissions or compensation paid to it by ING USA for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker/dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products. Selling firms are also registered with the SEC and are NASD member firms.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. DSI has entered into a selling agreement with Morgan Stanley Dean Witter ("Morgan Stanley") to sell the Contracts through its registered representative. Morgan Stanley and other selling firms may receive commissions of up to 9.0% of premium payments. In addition, Morgan Stanley and other selling firms may receive ongoing annual compensation of up to 1.25% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on the firm's practices. Commissions and annual compensation, when combined, could exceed 9.0% of total premium payments.

DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments, and/or a percentage of Contract values.

Affiliated selling firms may include Aeltus Capital, Inc., BancWest Investment Services, Inc., Baring Investment Services, Inc., Compulife Investor Services, Inc., Financial Network Investment Corporation, Financial Northeastern Corporation, Granite Investment Services, Inc. Guaranty Brokerage Services, Inc., IFG Network Securities, Inc., ING America Equities, Inc., ING Barings Corp., ING Brokers Network, LLC, ING Direct Funds Limited, ING DIRECT Securities, Inc., ING Financial Advisers, LLC, ING Furman Selz Financial Services LLC, ING Funds Distributor, LLC, ING TT&S (U.S.) Securities, Inc., Investors Financial Group, LLC, Locust Street Securities, Inc., Multi-Financial Securities

Corporation,   PrimeVest  Financial  Services,   Inc.,   Systematized   Benefits
Administrators,   Inc.,  United  Variable  Services,   Inc.,  VESTAX  Securities
Corporation, and Washington Square Securities, Inc.

We may also make additional payments to broker/dealers for marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered in this prospectus.

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OTHER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all Contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion.

STATE REGULATION

We are regulated by the Insurance Department of the State of Iowa. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS

We are not aware of any pending legal proceedings which involve Separate Account B as a party. We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

Directed Services, Inc., the principal underwriter and distributor of the contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

LEGAL MATTERS

The legal validity of the Contracts was passed on by Kimberly J. Smith, Assistant Secretary of ING USA.

EXPERTS

The audited consolidated financial statements and schedules of Golden American as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002, along with the statement of assets and liabilities of Separate Account B as of December 31, 2002 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, appearing in the SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing in the SAI and in the Registration Statement, and are included in reliance on such reports given on the authority of such firm as experts in accounting and auditing.

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FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

This summary references enhanced death benefits and earnings multiplier benefits that may not be available under your Contract. Please see your Contract, and "The Annuity Contract -- Optional Riders" and "Death Benefit Choices" in this prospectus.

TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED

The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS

     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for non-qualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Separate Account B, through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. It is possible that these Contract features may exceed the limits imposed by the tax law. If so, you would be treated as the owner of the Separate Account B assets that underlie your Contract and thus subject to current taxation on the income and gains from those assets. While we believe that the Contracts do not give contract owners investment control over Separate Account B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Separate Account B assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts. Qualified Contracts are subject to special rules -- see below.

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.

TAXATION OF NON-QUALIFIED CONTRACTS

     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     DELAYED ANNUITY STARTING DATE. If the Contract's annuity starting date occurs (or is scheduled to occur) at a time when the annuitant has reached an advanced age (e.g., age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the MGWB rider), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. The contract value that applies for this purpose is unclear in some respects. For example, the living benefits provided under the Contract, i.e., the MGAB, MGWB and MGIB, as well as the market value adjustment could increase the contract value that applies. Thus, the income on the Contracts could be higher than the amount of income that would be determined without regard to such benefits. As a result, you could have higher amounts of income than will be reported to you.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. Certain charges are imposed with respect to the death benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a distribution from the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     o    made on or after the taxpayer reaches age 59 1/2;

     o    made on or after the death of a contract owner;

     o    attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. The tax treatment of partial annuitizations is unclear. We currently treat any partial annuitizations, such as those associated with the MGIB benefit, as withdrawals rather than as annuity payments. Please consult your tax adviser before electing a partial annuitization.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

     TRANSFERS, ASSIGNMENTS AND EXCHANGES. A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.

     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS

The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the plan participant for whose benefit the contract is purchased (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the plan participant reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than by April 1 of the calendar year following the calendar year in which the individual contract owner reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. PLEASE NOTE THAT REQUIRED MINIMUM DISTRIBUTIONS UNDER QUALIFIED CONTRACTS MAY BE SUBJECT TO SURRENDER CHARGE AND/OR MARKET VALUE ADJUSTMENT, IN ACCORDANCE WITH THE TERMS OF THE CONTRACT. THIS COULD AFFECT THE AMOUNT THAT MUST BE TAKEN FROM THE CONTRACT IN ORDER TO SATISFY REQUIRED MINIMUM DISTRIBUTIONS.

     DIRECT ROLLOVERS. If the Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a tax-sheltered annuity under section 403(b) of the Code, or is used with an eligible deferred compensation plan that has a government sponsor and that is qualified under section 457(b), any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, section 403(b) annuity or custodial account, or an eligible section 457(b) deferred compensation plan that has a government sponsor, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law). Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or us) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

     CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

     INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Also, amounts in another IRA or individual retirement account can be rolled over or transferred tax-free to an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from any of these IRAs, you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

         DISTRIBUTIONS -- IRAS. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

        o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA or certain qualified plans in accordance with the Tax Code; or

        o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts while the owner is living. These rules may dictate one or more of the following:

        o    Start date for distributions;

        o The time period in which all amounts in your account(s) must be distributed; or

        o    Distribution amounts.

Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

        o Over your life or the joint lives of you and your designated beneficiary; or

        o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply after your death. If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death. The death benefit under the contract and also certain other contract benefits, such as living benefits, may affect the amount of the required minimum distribution that must be taken.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2004, your entire balance must be distributed to the designated beneficiary by December 31, 2009. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time-frames:

        o    Over the life of the designated beneficiary; or

        o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

        o December 31 of the calendar year following the calendar year of your death; or

        o December 31 of the calendar year in which you would have attained age 70 1/2.

In lieu of taking a distribution under these rules, a spouse who is the sole beneficiary may elect to treat the account as his or her own IRA. In such case, the surviving spouse will be able to make contributions to the account, make rollovers from the account, and defer taking a distribution until his or her age 70 1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account, makes additional contributions to the account, or fails to take a distribution within the required time period.

     ROTH IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or SIMPLE IRA, to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

         DISTRIBUTIONS -- ROTH IRAS. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

        o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and

        o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. Under special ordering rules, a partial distribution will first be treated generally as a return of contributions which is not taxable and then as taxable accumulated earnings.

     TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Distributions allocable to salary reduction contributions, but not earnings on such contributions, may also be distributed upon hardship. Certain penalties may apply.

         TSAS -- LOANS. Loans may be available if you purchased your contract in connection with a non-ERISA plan qualified under Section 403(b) of the Code ("TSA"). We do not currently permit loans under Section 403(b) Contracts that are subject to ERISA. If your contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, and the Code. The amount and number of loans outstanding at any one time under your TSA are limited, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. Various mandatory repayment requirements apply to loans, and failure to repay generally would result in income to you and the potential application of tax penalties. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

         Any outstanding loan balance impacts the following:

        1) Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

        2) Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

        3)   Riders:

             a) Minimum Guaranteed Income Benefit ("MGIB") Rider. If you exercise the MGIB rider, we reduce the MGIB Base by an amount equal to the ratio of the outstanding loan balance to the contract value multiplied by the MGIB Base.

             b) Minimum Guaranteed Withdrawal Benefit ("MGWB") Rider. The portion of the contract value used to pay off the outstanding loan balance will reduce the MGWB Withdrawal Account. We do not recommend the MGWB rider if loans are contemplated.

             c) Minimum Guaranteed Accumulation Benefit ("MGAB") Rider. Generally, loan repayment periods should not extend into the 3-year period preceding the end of the Waiting Period, because transfers made within such 3-year period reduce the MGAB Base and the MGAB Charge Base pro-rata based on the percentage of contract value transferred. Transfers between the TSA Special Fixed Account and the variable accounts will not be excluded from this treatment.

         TSAS -- DISTRIBUTIONS. All distributions from Section 403(b) plans are taxed as received unless either of the following are true:

        o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account
             (IRA) in accordance with the Tax Code; or

        o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

     Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless you had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. The death benefit under the contract and also certain other contract benefits, such as the living benefits, may affect the amount of the required minimum distribution that must be taken. If you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT

The Contract offers a death benefit (including the benefit provided by the earnings multiplier benefit rider) that may exceed the greater of the premium payments and the contract value. It is possible that the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Also, as stated above, the presence of the death benefit, as well as certain other contract benefits, could affect the amount of required minimum distributions.

OTHER TAX CONSEQUENCES

As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the U.S. government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax, as explained above. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including withdrawals prior to the annuity starting date) and conversions of, and rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

         TABLE OF CONTENTS

         Item
         Introduction
         Description of ING USA Annuity and Life Insurance Company Safekeeping of Assets
         The Administrator
         Independent  Auditors
         Distribution of Contracts
         Performance Information
         IRA Partial Withdrawal Option
         Other Information
         Financial Statements of Golden American Life Insurance Company Financial Statements of Golden American Separate Account B

PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. SEND THE FORM TO OUR CUSTOMER SERVICE CENTER AT THE ADDRESS SHOWN ON THE PROSPECTUS COVER.

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

Please Print or Type:

                           --------------------------------------------------
                           NAME

                           --------------------------------------------------
                           SOCIAL SECURITY NUMBER

                           --------------------------------------------------
                           STREET ADDRESS

                           --------------------------------------------------
                           CITY, STATE, ZIP

Legends - 131604                                                      02/13/2004
- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

--------------------------------------------------------------------------------
APPENDIX A
--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2002, the following tables give (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Golden American Separate Account B, (now ING USA Annuity and Life Insurance Company Separate Account B) available under the Contract for the indicated periods.


                                                       2002            2001           2000           1999           1998
                                                       ----            ----           ----           ----           ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.40%

AIM VI DENT DEMOGRAPHIC
      AUV at Beginning of Period                      $10.99           $10.00(5)
      AUV at End of Period                             $7.34           $10.99
      Number of Accumulation Units
         Outstanding at End of Period                218,094           16,786

 FIDELITY VIP EQUITY-INC

      AUV at Beginning of Period                       $9.59           $10.00(5)
      AUV at End of Period                             $7.83            $9.59
      Number of Accumulation Units
         Outstanding at End of Period                478,395                0

 FIDELITY VIP GROWTH

      AUV at Beginning of Period                       $9.27(6)
      AUV at End of Period                             $6.37
      Number of Accumulation Units
         Outstanding at End of Period                523,176

 PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period                      $10.10           $10.01           $10.24        $10.08        $10.00(1)
      AUV at End of Period                             $9.84           $10.10           $10.01        $10.24        $10.08
      Number of Accumulation Units
         Outstanding at End of Period              6,193,058        5,836,177        5,140,416     5,053,972     1,630,971

 ING AIM MID CAP GROWTH

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.65
      Number of Accumulation Units
         Outstanding at End of Period                  4,900

 ING ALLIANCE MID CAP GROWTH

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                            $10.46
      Number of Accumulation Units
         Outstanding at End of Period                  1,843

 ING CAPITAL GUARDIAN LARGE CAP VALUE

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                            $10.27
      Number of Accumulation Units
         Outstanding at End of Period                  8,772

 ING CAPITAL GUARDIAN MANAGED GLOBAL

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                            $10.24
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING CAPITAL GUARDIAN SMALL CAP

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.73
      Number of Accumulation Units
         Outstanding at End of Period                  5,341

                                       A1

                                                       2002
                                                       ----
 ING DEVELOPING WORLD

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.71
      Number of Accumulation Units
         Outstanding at End of Period                    521

 ING EAGLE ASSET VALUE EQUITY

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.63
      Number of Accumulation Units
         Outstanding at End of Period                  4,330

 ING FMRSM DIVERSIFIED MID-CAP

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.48
      Number of Accumulation Units
         Outstanding at End of Period                  5,408

 ING GET FUND - SERIES S

      AUV at Beginning of Period                      $10.00
      AUV at End of Period                            $10.04
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING GET FUND - SERIES T

      AUV at Beginning of Period                      $10.00
      AUV at End of Period                            $10.08
      Number of Accumulation Units
         Outstanding at End of Period                 50,401

 ING GET FUND - SERIES U

      AUV at Beginning of Period                      $10.00(8)
      AUV at End of Period                            $10.00
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING GOLDMAN SACHS INTERNET TOLLKEEPER

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                            $10.42
      Number of Accumulation Units
         Outstanding at End of Period                    335

 ING HARD ASSETS

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.83
      Number of Accumulation Units
         Outstanding at End of Period                  1,119

 ING INTERNATIONAL EQUITY

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.80
      Number of Accumulation Units
         Outstanding at End of Period                  2,275

 ING JANUS GROWTH AND INCOME

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.73
      Number of Accumulation Units
         Outstanding at End of Period                 20,266

 ING JANUS SPECIAL EQUITY

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.63
      Number of Accumulation Units
         Outstanding at End of Period                  2,146

 ING JENNISON EQUITY OPPORTUNITY

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.75
      Number of Accumulation Units
         Outstanding at End of Period                    169

                                       A2

                                                       2002
                                                       ----
 ING JP MORGAN FLEMING INTERNATIONAL ENHANCED EAFE AUV at Beginning of Period $10.00(7) AUV at End of Period $9.76 Number of Accumulation Units
         Outstanding at End of Period                  3,935

 ING JP MORGAN FLEMING SMALLCAP

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.49
      Number of Accumulation Units
         Outstanding at End of Period                 12,547

 ING LIQUID ASSETS

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.99
      Number of Accumulation Units
         Outstanding at End of Period                 28,048

 ING MARSICO GROWTH

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.78
      Number of Accumulation Units
         Outstanding at End of Period                  4,338

 ING MERCURY FOCUS VALUE

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                            $10.17
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING MERCURY FUNDAMENTAL GROWTH

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.45
      Number of Accumulation Units
         Outstanding at End of Period                  4,050

 ING MFS MID CAP GROWTH

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.77
      Number of Accumulation Units
         Outstanding at End of Period                  2,631

 ING MFS RESEARCH

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.72
      Number of Accumulation Units
         Outstanding at End of Period                  3,274

 ING MFS TOTAL RETURN

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                            $10.04
      Number of Accumulation Units
         Outstanding at End of Period                 14,499

 ING PIMCO CORE BOND

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                            $10.26
      Number of Accumulation Units
         Outstanding at End of Period                 27,863

 ING SALOMON BROTHERS ALL CAP

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.53
      Number of Accumulation Units
         Outstanding at End of Period                  3,130

 ING SALOMON BROTHERS INVESTORS

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.76
      Number of Accumulation Units
         Outstanding at End of Period                      0

                                       A3

                                                       2002            2001           2000
                                                       ----            ----           ----
 ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                            $10.01
      Number of Accumulation Units
         Outstanding at End of Period                  8,750

 ING T. ROWE PRICE EQUITY INCOME

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.83
      Number of Accumulation Units
         Outstanding at End of Period                 14,865

 ING VAN KAMPEN COMSTOCK

      AUV at Beginning of Period                      $10.00(6)
      AUV at End of Period                             $8.30
      Number of Accumulation Units
         Outstanding at End of Period                 28,766

 ING VAN KAMPEN EQUITY GROWTH

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.64
      Number of Accumulation Units
         Outstanding at End of Period                    501

 ING VAN KAMPEN GLOBAL FRANCHISE

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.52
      Number of Accumulation Units
         Outstanding at End of Period                 29,031

 ING VAN KAMPEN GROWTH & INCOME

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.79
      Number of Accumulation Units
         Outstanding at End of Period                 42,614

 ING VAN KAMPEN REAL ESTATE

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.61
      Number of Accumulation Units
         Outstanding at End of Period                 12,247

 ING VP BOND PORTFOLIO

      AUV at Beginning of Period                      $10.00(6)
      AUV at End of Period                            $10.64
      Number of Accumulation Units
         Outstanding at End of Period                719,279

 ING VP GROWTH OPPORTUNITIES

      AUV at Beginning of Period                       $7.79           $10.00(4)
      AUV at End of Period                             $5.26            $7.79
      Number of Accumulation Units
         Outstanding at End of Period                143,307           82,839

 ING VP MAGNACAP

      AUV at Beginning of Period                       $9.35           $10.00(4)
      AUV at End of Period                             $7.10            $9.35
      Number of Accumulation Units
         Outstanding at End of Period                211,733           38,846

 ING VP SMALLCAP OPPORTUNITIES

      AUV at Beginning of Period                       $8.33           $10.00(4)
      AUV at End of Period                             $4.62            $8.33
      Number of Accumulation Units
         Outstanding at End of Period                774,557          180,638

 ING VP WORLDWIDE GROWTH

      AUV at Beginning of Period                       $7.02            $8.75           $10.00(2)
      AUV at End of Period                             $5.21            $7.02            $8.75
      Number of Accumulation Units
         Outstanding at End of Period                467,247          306,137          110,552

 INVESCO VIF HEALTH SCIENCES

      AUV at Beginning of Period                      $10.27           $10.00(5)
      AUV at End of Period                             $7.65           $10.27
      Number of Accumulation Units
         Outstanding at End of Period                351,424           20,414

                                       A4

                                                       2002            2001           2000
                                                       ----            ----           ----
 INVESCO VIF LEISURE FUND
      AUV at Beginning of Period                      $10.00(6)
      AUV at End of Period                             $8.44
      Number of Accumulation Units
         Outstanding at End of Period                 69,607

 INVESCO VIF FINANCIAL SERVICES

      AUV at Beginning of Period                       $9.37           $10.00(5)
      AUV at End of Period                             $7.86            $9.37
      Number of Accumulation Units
         Outstanding at End of Period                584,090           28,966

 INVESCO VIF UTILITIES

      AUV at Beginning of Period                       $8.11           $10.00(5)
      AUV at End of Period                             $6.37            $8.11
      Number of Accumulation Units
         Outstanding at End of Period                127,144            5,341

 JENNISON PORTFOLIO

      AUV at Beginning of Period                       $6.30            $7.85           $10.00(2)
      AUV at End of Period                             $4.27            $6.30            $7.85
      Number of Accumulation Units
         Outstanding at End of Period              1,009,408        1,264,693          194,916

 PIONEER FUND VCT

      AUV at Beginning of Period                       $9.39           $10.00(5)
      AUV at End of Period                             $7.47            $9.39
      Number of Accumulation Units
         Outstanding at End of Period                291,461           27,047

 PIONEER MID CAP VALUE VCT

      AUV at Beginning of Period                      $10.72           $10.00(5)
      AUV at End of Period                             $9.36           $10.72
      Number of Accumulation Units
         Outstanding at End of Period                983,559          170,276

 PROFUND VP BULL

      AUV at Beginning of Period                       $8.90           $10.00(4)
      AUV at End of Period                             $6.67            $8.90
      Number of Accumulation Units
         Outstanding at End of Period              1,231,933          805,047

 PROFUND VP EUROPE 30

      AUV at Beginning of Period                       $8.27           $10.00(4)
      AUV at End of Period                             $6.05            $8.27
      Number of Accumulation Units
         Outstanding at End of Period                257,910            8,429

 PROFUND VP SMALL CAP

      AUV at Beginning of Period                       $9.43           $10.00(4)
      AUV at End of Period                             $7.21            $9.43
      Number of Accumulation Units
         Outstanding at End of Period              1,755,682        1,134,989

 SP JENNISON INTERNATIONAL GROWTH

      AUV at Beginning of Period                       $5.41            $8.56           $10.00(3)
      AUV at End of Period                             $4.12            $5.41            $8.56
      Number of Accumulation Units
         Outstanding at End of Period                535,933          294,591           65,551

FOOTNOTES

(1) Fund First Available during May 1998 (2) Fund First Available during May 2000 (3) Fund First Available during October 2000 (4) Fund First Available during May 2001 (5) Fund First Available during November 2001 (6) Fund First Available during May 2002 (7) Fund First Available during September 2002 (8) Fund First Available during December 2002

                                       A5

                                                       2002            2001           2000
                                                       ----            ----           ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.45 %

 AIM VI DENT DEMOGRAPHIC
      AUV at Beginning of Period                      $10.99           $10.00(5)
      AUV at End of Period                             $7.34           $10.99
      Number of Accumulation Units
         Outstanding at End of Period                226,140           23,503

 FIDELITY VIP EQUITY-INC

      AUV at Beginning of Period                       $9.59           $10.00(5)
      AUV at End of Period                             $7.83            $9.59
      Number of Accumulation Units
         Outstanding at End of Period                321,872                0

 FIDELITY VIP GROWTH

      AUV at Beginning of Period                        9.27(6)
      AUV at End of Period                              6.37
      Number of Accumulation Units
         Outstanding at End of Period                534,176

 PIMCO HIGH YIELD PORTFOLIO

      AUV at Beginning of Period                      $10.08           $10.00           $10.16(1)
      AUV at End of Period                             $9.82           $10.08           $10.00
      Number of Accumulation Units
         Outstanding at End of Period              3,925,319        2,641,283          908,512

 ING AIM MID CAP GROWTH

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.64
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING ALLIANCE MID CAP GROWTH

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                            $10.46
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING CAPITAL GUARDIAN LARGE CAP VALUE

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                            $10.27
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING CAPITAL GUARDIAN MANAGED GLOBAL

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                            $10.24
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING CAPITAL GUARDIAN SMALL CAP

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.73
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING DEVELOPING WORLD

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.71
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING EAGLE ASSET VALUE EQUITY

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.63
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING FMR/SM/ DIVERSIFIED MID-CAP

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.48
      Number of Accumulation Units
         Outstanding at End of Period                    432

                                       A6

                                                       2002
                                                       ----
 ING GET FUND - SERIES S

      AUV at Beginning of Period                      $10.00
      AUV at End of Period                            $10.04
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING GET FUND - SERIES T

      AUV at Beginning of Period                      $10.00
      AUV at End of Period                            $10.07
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING GET FUND - SERIES U

      AUV at Beginning of Period                      $10.00(8)
      AUV at End of Period                            $10.00
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING GOLDMAN SACHS INTERNET TOLLKEEPER

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                            $10.41
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING HARD ASSETS

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.83
      Number of Accumulation Units
         Outstanding at End of Period                     26

 ING INTERNATIONAL EQUITY

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.80
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING JANUS GROWTH AND INCOME

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.72
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING JANUS SPECIAL EQUITY

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.63
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING JENNISON EQUITY OPPORTUNITY

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.75
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING JP MORGAN FLEMING INTERNATIONAL ENHANCED EAFE

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.76
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING JP MORGAN FLEMING SMALLCAP

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.49
      Number of Accumulation Units
         Outstanding at End of Period                     51

 ING LIQUID ASSETS

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.99
      Number of Accumulation Units
         Outstanding at End of Period                 14,084

                                       A7

                                                       2002
                                                       ----
 ING MARSICO GROWTH

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.77
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING MERCURY FOCUS VALUE

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                            $10.17
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING MERCURY FUNDAMENTAL GROWTH

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.45
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING MFS MID CAP GROWTH

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.77
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING MFS RESEARCH

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.71
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING MFS TOTAL RETURN

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                            $10.04
      Number of Accumulation Units
         Outstanding at End of Period                 19,781

 ING PIMCO CORE BOND

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                            $10.26
      Number of Accumulation Units
         Outstanding at End of Period                  4,219

 ING SALOMON BROTHERS ALL CAP

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.53
      Number of Accumulation Units
         Outstanding at End of Period                     76

 ING SALOMON BROTHERS INVESTORS

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.76
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING T. ROWE PRICE CAPITAL APPRECIATION

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                            $10.01
      Number of Accumulation Units
         Outstanding at End of Period                  1,656

 ING T. ROWE PRICE EQUITY INCOME

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.83
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING VAN KAMPEN COMSTOCK

      AUV at Beginning of Period                      $10.00(6)
      AUV at End of Period                             $8.30
      Number of Accumulation Units
         Outstanding at End of Period                  2,563

 ING VAN KAMPEN EQUITY GROWTH

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.64
      Number of Accumulation Units
         Outstanding at End of Period                      0

                                       A8

                                                       2002            2001           2000
                                                       ----            ----           ----
 ING VAN KAMPEN GLOBAL FRANCHISE
      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.52
      Number of Accumulation Units
         Outstanding at End of Period                    412

 ING VAN KAMPEN GROWTH & INCOME

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.79
      Number of Accumulation Units
         Outstanding at End of Period                  1,610

 ING VAN KAMPEN REAL ESTATE

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.61
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING VP BOND PORTFOLIO

      AUV at Beginning of Period                      $10.00(6)
      AUV at End of Period                            $10.64
      Number of Accumulation Units
         Outstanding at End of Period                665,314

 ING VP GROWTH OPPORTUNITIES

      AUV at Beginning of Period                       $7.79           $10.00(4)
      AUV at End of Period                             $5.26            $7.79
      Number of Accumulation Units
         Outstanding at End of Period                297,927           83,427

 ING VP MAGNACAP

      AUV at Beginning of Period                       $9.35           $10.00(4)
      AUV at End of Period                             $7.10            $9.35
      Number of Accumulation Units
         Outstanding at End of Period                307,643           91,138

 ING VP SMALLCAP OPPORTUNITIES

      AUV at Beginning of Period                       $8.33           $10.00(4)
      AUV at End of Period                             $4.62            $8.33
      Number of Accumulation Units
         Outstanding at End of Period              1,042,746          268,186

 ING VP WORLDWIDE GROWTH

      AUV at Beginning of Period                       $7.02            $8.75           $10.00(2)
      AUV at End of Period                             $5.20            $7.02            $8.75
      Number of Accumulation Units
         Outstanding at End of Period                859,281          479,640          169,871

 INVESCO VIF HEALTH SCIENCES

      AUV at Beginning of Period                      $10.27           $10.00(5)
      AUV at End of Period                             $7.65           $10.27
      Number of Accumulation Units
         Outstanding at End of Period                481,392           38,465

 INVESCO VIF LEISURE FUND

      AUV at Beginning of Period                      $10.00(6)
      AUV at End of Period                             $8.44
      Number of Accumulation Units
         Outstanding at End of Period                132,021

 INVESCO VIF FINANCIAL SERVICES

      AUV at Beginning of Period                       $9.36           $10.00(5)
      AUV at End of Period                             $7.85            $9.36
      Number of Accumulation Units
         Outstanding at End of Period                491,869           37,443

 INVESCO VIF UTILITIES

      AUV at Beginning of Period                       $8.11           $10.00(5)
      AUV at End of Period                             $6.37            $8.11
      Number of Accumulation Units
         Outstanding at End of Period                152,798            8,161

                                       A9

                                                       2002            2001             2000
                                                       ----            ----             ----
 JENNISON PORTFOLIO
      AUV at Beginning of Period                       $6.29            $7.84           $10.00(2)
      AUV at End of Period                             $4.27            $6.29            $7.84
      Number of Accumulation Units
         Outstanding at End of Period              1,366,874        1,272,891          242,694

 PIONEER FUND VCT

      AUV at Beginning of Period                       $9.38           $10.00(5)
      AUV at End of Period                             $7.47            $9.38
      Number of Accumulation Units
         Outstanding at End of Period                295,688            5,663

 PIONEER MID CAP VALUE VCT

      AUV at Beginning of Period                      $10.71           $10.00(5)
      AUV at End of Period                             $9.36           $10.71
      Number of Accumulation Units
         Outstanding at End of Period                728,410           98,183

 PROFUND VP BULL

      AUV at Beginning of Period                       $8.89           $10.00(4)
      AUV at End of Period                             $6.66            $8.89
      Number of Accumulation Units
         Outstanding at End of Period              1,271,888          267,236

 PROFUND VP EUROPE 30

      AUV at Beginning of Period                       $8.26           $10.00(4)
      AUV at End of Period                             $6.05            $8.26
      Number of Accumulation Units
         Outstanding at End of Period              1,365,500          568,994

 PROFUND VP SMALL CAP

      AUV at Beginning of Period                       $9.43           $10.00(4)
      AUV at End of Period                             $7.21            $9.43
      Number of Accumulation Units
         Outstanding at End of Period              1,133,339          403,215

 SP JENNISON INTERNATIONAL GROWTH

      AUV at Beginning of Period                       $5.41            $8.56           $10.00(3)
      AUV at End of Period                             $4.11            $5.41            $8.56
      Number of Accumulation Units
         Outstanding at End of Period                519,700          385,101           44,024

 FOOTNOTES

(1) Fund First Available during January 2000 (2) Fund First Available during May 2000 (3) Fund First Available during October 2000 (4) Fund First Available during May 2001 (5) Fund First Available during November 2001 (6) Fund First Available during May 2002 (7) Fund First Available during September 2002 (8) Fund First Available during December 2002

                                                       2002            2001
                                                       ----            ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.55 %

 AIM VI DENT DEMOGRAPHIC

      AUV at Beginning of Period                      $10.99           $10.00(5)
      AUV at End of Period                             $7.33           $10.99
      Number of Accumulation Units
         Outstanding at End of Period                 43,074           77,645

 FIDELITY VIP EQUITY-INC

      AUV at Beginning of Period                       $9.58           $10.00(5)
      AUV at End of Period                             $7.82            $9.58
      Number of Accumulation Units
         Outstanding at End of Period                185,665                0

 FIDELITY VIP GROWTH

      AUV at Beginning of Period                       $9.27(6)
      AUV at End of Period                             $6.36
      Number of Accumulation Units
         Outstanding at End of Period                219,815

                                       A10

                                                       2002            2001           2000           1999           1998
                                                       ----            ----           ----           ----           ----
 PIMCO HIGH YIELD PORTFOLIO
      AUV at Beginning of Period                      $10.04            $9.97           $10.21        $10.07        $10.00(1)
      AUV at End of Period                             $9.77           $10.04            $9.97        $10.21        $10.07
      Number of Accumulation Units
         Outstanding at End of Period              3,053,446        3,198,237        3,158,188     3,194,935     1,066,219

 ING AIM MID CAP GROWTH

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.64
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING ALLIANCE MID CAP GROWTH

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                            $10.46
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING CAPITAL GUARDIAN LARGE CAP VALUE

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                            $10.26
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING CAPITAL GUARDIAN MANAGED GLOBAL

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                            $10.24
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING CAPITAL GUARDIAN SMALL CAP

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.73
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING DEVELOPING WORLD

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.71
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING EAGLE ASSET VALUE EQUITY

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.62
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING FMRSM DIVERSIFIED MID-CAP

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.48
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING GET FUND - SERIES S

      AUV at Beginning of Period                      $10.00
      AUV at End of Period                            $10.03
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING GET FUND - SERIES T

      AUV at Beginning of Period                      $10.00
      AUV at End of Period                            $10.07
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING GET FUND - SERIES U

      AUV at Beginning of Period                      $10.00(8)
      AUV at End of Period                            $10.00
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING GOLDMAN SACHS INTERNET TOLLKEEPER

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                            $10.41
      Number of Accumulation Units
         Outstanding at End of Period                      0

                                       A11

                                                       2002
                                                       ----
 ING HARD ASSETS

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.83
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING INTERNATIONAL EQUITY

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.80
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING JANUS GROWTH AND INCOME

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.72
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING JANUS SPECIAL EQUITY

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.63
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING JENNISON EQUITY OPPORTUNITY

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.75
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING JP MORGAN FLEMING INTERNATIONAL ENHANCED EAFE

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.75
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING JP MORGAN FLEMING SMALLCAP

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.48
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING LIQUID ASSETS

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.99
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING MARSICO GROWTH

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.77
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING MERCURY FOCUS VALUE

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                            $10.17
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING MERCURY FUNDAMENTAL GROWTH

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.45
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING MFS MID CAP GROWTH

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.76
      Number of Accumulation Units
         Outstanding at End of Period                      0

                                       A12

                                                       2002
                                                       ----
 ING MFS RESEARCH

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.71
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING MFS TOTAL RETURN

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                            $10.04
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING PIMCO CORE BOND

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                            $10.25
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING SALOMON BROTHERS ALL CAP

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.53
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING SALOMON BROTHERS INVESTORS

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                              9.75
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING T. ROWE PRICE CAPITAL APPRECIATION

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                            $10.00
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING T. ROWE PRICE EQUITY INCOME

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.82
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING VAN KAMPEN COMSTOCK

      AUV at Beginning of Period                      $10.00(6)
      AUV at End of Period                             $8.29
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING VAN KAMPEN EQUITY GROWTH

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.63
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING VAN KAMPEN GLOBAL FRANCHISE

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.51
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING VAN KAMPEN GROWTH & INCOME

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.78
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING VAN KAMPEN REAL ESTATE

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.61
      Number of Accumulation Units
         Outstanding at End of Period                      0

                                       A13

                                                       2002            2001           2000
                                                       ----            ----           ----
 ING VP BOND PORTFOLIO
      AUV at Beginning of Period                      $10.00(6)
      AUV at End of Period                            $10.63
      Number of Accumulation Units
         Outstanding at End of Period                290,354

 ING VP GROWTH OPPORTUNITIES

      AUV at Beginning of Period                       $7.78           $10.00(4)
      AUV at End of Period                             $5.25            $7.78
      Number of Accumulation Units
         Outstanding at End of Period                134,512           19,161

 ING VP MAGNACAP

      AUV at Beginning of Period                       $9.34           $10.00(4)
      AUV at End of Period                             $7.08            $9.34
      Number of Accumulation Units
         Outstanding at End of Period                 20,062            7,517

 ING VP SMALLCAP OPPORTUNITIES

      AUV at Beginning of Period                       $8.32           $10.00(4)
      AUV at End of Period                             $4.61            $8.32
      Number of Accumulation Units
         Outstanding at End of Period                139,362           61,322

 ING VP WORLDWIDE GROWTH

      AUV at Beginning of Period                       $7.01            $8.75           $10.00(2)
      AUV at End of Period                             $5.19            $7.01            $8.75
      Number of Accumulation Units
         Outstanding at End of Period                142,058          112,981           21,575

 INVESCO VIF HEALTH SCIENCES

      AUV at Beginning of Period                      $10.26           $10.00(5)
      AUV at End of Period                             $7.63           $10.26
      Number of Accumulation Units
         Outstanding at End of Period                166,543          110,902

 INVESCO VIF LEISURE FUND

      AUV at Beginning of Period                      $10.00(6)
      AUV at End of Period                             $8.43
      Number of Accumulation Units
         Outstanding at End of Period                 28,020

 INVESCO VIF FINANCIAL SERVICES

      AUV at Beginning of Period                       $9.36           $10.00(5)
      AUV at End of Period                             $7.84            $9.36
      Number of Accumulation Units
         Outstanding at End of Period                117,512           23,862

 INVESCO VIF UTILITIES

      AUV at Beginning of Period                       $8.10           $10.00(5)
      AUV at End of Period                             $6.36            $8.10
      Number of Accumulation Units
         Outstanding at End of Period                 86,525           18,795

 JENNISON PORTFOLIO

      AUV at Beginning of Period                       $6.28            $7.84           $10.00(2)
      AUV at End of Period                             $4.26            $6.28            $7.84
      Number of Accumulation Units
         Outstanding at End of Period                322,011          417,346           64,129

 PIONEER FUND VCT

      AUV at Beginning of Period                       $9.38           $10.00(5)
      AUV at End of Period                             $7.46            $9.38
      Number of Accumulation Units
         Outstanding at End of Period                144,235           14,633

 PIONEER MID CAP VALUE VCT

      AUV at Beginning of Period                      $10.71           $10.00(5)
      AUV at End of Period                             $9.35           $10.71
      Number of Accumulation Units
         Outstanding at End of Period                509,210           27,109

 PROFUND VP BULL

      AUV at Beginning of Period                       $8.89           $10.00(4)
      AUV at End of Period                             $6.65            $8.89
      Number of Accumulation Units
         Outstanding at End of Period                194,395          256,467

                                       A14

                                                       2002            2001           2000
                                                       ----            ----           ----
 PROFUND VP EUROPE 30
      AUV at Beginning of Period                       $8.26           $10.00(4)
      AUV at End of Period                             $6.04            $8.26
      Number of Accumulation Units
         Outstanding at End of Period                156,757            5,726

 PROFUND VP SMALL CAP

      AUV at Beginning of Period                       $9.42           $10.00(4)
      AUV at End of Period                             $7.19            $9.42
      Number of Accumulation Units
         Outstanding at End of Period                269,440           67,787

 SP JENNISON INTERNATIONAL GROWTH

      AUV at Beginning of Period                       $5.40            $8.56           $10.00(3)
      AUV at End of Period                             $4.10            $5.40            $8.56
      Number of Accumulation Units
         Outstanding at End of Period                120,334          101,972           64,843

FOOTNOTES

(1)  Fund First Available during May 1998
(2)  Fund First Available during May 2000
(3)  Fund First Available during October 2000
(4)  Fund First Available during May 2001
(5)  Fund First Available during November 2001
(6)  Fund First Available during May 2002
(7)  Fund First Available during September 2002
(8)  Fund First Available during December 2002

                                                       2002            2001           2000
                                                       ----            ----           ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.65 %

 AIM VI DENT DEMOGRAPHIC
      AUV at Beginning of Period                      $10.99           $10.00(5)
      AUV at End of Period                             $7.32           $10.99
      Number of Accumulation Units
         Outstanding at End of Period                 95,005            9,170

 FIDELITY VIP EQUITY-INC

      AUV at Beginning of Period                       $9.58           $10.00(5)
      AUV at End of Period                             $7.80            $9.58
      Number of Accumulation Units
         Outstanding at End of Period                177,883                0

 FIDELITY VIP GROWTH

      AUV at Beginning of Period                       $9.26(6)
      AUV at End of Period                             $6.35
      Number of Accumulation Units
         Outstanding at End of Period                202,569

 PIMCO HIGH YIELD PORTFOLIO

      AUV at Beginning of Period                      $10.01            $9.94           $10.12(1)
      AUV at End of Period                             $9.73           $10.01            $9.94
      Number of Accumulation Units
         Outstanding at End of Period              1,388,957          581,041          111,021

 ING AIM MID CAP GROWTH

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.64
      Number of Accumulation Units
         Outstanding at End of Period                  1,511

 ING ALLIANCE MID CAP GROWTH

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                            $10.45
      Number of Accumulation Units
         Outstanding at End of Period                    341

                                       A15

                                                         2002
                                                         ----
 ING CAPITAL GUARDIAN LARGE CAP VALUE

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                            $10.26
      Number of Accumulation Units
         Outstanding at End of Period                    221

 ING CAPITAL GUARDIAN MANAGED GLOBAL

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                            $10.23
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING CAPITAL GUARDIAN SMALL CAP

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.73
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING DEVELOPING WORLD

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.70
      Number of Accumulation Units
         Outstanding at End of Period                  5,950

 ING EAGLE ASSET VALUE EQUITY

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.62
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING FMRSM DIVERSIFIED MID-CAP

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.47
      Number of Accumulation Units
         Outstanding at End of Period                    243

 ING GET FUND - SERIES S

      AUV at Beginning of Period                      $10.00
      AUV at End of Period                            $10.03
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING GET FUND - SERIES T

      AUV at Beginning of Period                      $10.00
      AUV at End of Period                            $10.07
      Number of Accumulation Units
         Outstanding at End of Period                 19,504

 ING GET FUND - SERIES U

      AUV at Beginning of Period                      $10.00(8)
      AUV at End of Period                            $10.00
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING GOLDMAN SACHS INTERNET TOLLKEEPER

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                            $10.41
      Number of Accumulation Units
         Outstanding at End of Period                  1,329

 ING HARD ASSETS

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.82
      Number of Accumulation Units
         Outstanding at End of Period                    240

 ING INTERNATIONAL EQUITY

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.79
      Number of Accumulation Units
         Outstanding at End of Period                      0

                                       A16

                                                        2002
                                                        ----
 ING JANUS GROWTH AND INCOME

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.72
      Number of Accumulation Units
         Outstanding at End of Period                  6,270

 ING JANUS SPECIAL EQUITY

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.63
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING JENNISON EQUITY OPPORTUNITY

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.75
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING JP MORGAN FLEMING INTERNATIONAL ENHANCED EAFE

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.75
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING JP MORGAN FLEMING SMALLCAP

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.48
      Number of Accumulation Units
         Outstanding at End of Period                 11,333

 ING LIQUID ASSETS

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.98
      Number of Accumulation Units
         Outstanding at End of Period                 14,647

 ING MARSICO GROWTH

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.77
      Number of Accumulation Units
         Outstanding at End of Period                  2,873

 ING MERCURY FOCUS VALUE

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                            $10.17
      Number of Accumulation Units
         Outstanding at End of Period                    223

 ING MERCURY FUNDAMENTAL GROWTH

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.44
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING MFS MID CAP GROWTH

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.76
      Number of Accumulation Units
         Outstanding at End of Period                  1,466

 ING MFS RESEARCH

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.71
      Number of Accumulation Units
         Outstanding at End of Period                  2,961

 ING MFS TOTAL RETURN

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                            $10.04
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING PIMCO CORE BOND

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                            $10.25
      Number of Accumulation Units
         Outstanding at End of Period                  6,368

                                       A17

                                                       2002            2001
                                                       ----            ----
 ING SALOMON BROTHERS ALL CAP

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.53
      Number of Accumulation Units
         Outstanding at End of Period                  2,247

 ING SALOMON BROTHERS INVESTORS

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.75
      Number of Accumulation Units
         Outstanding at End of Period                  5,609

 ING T. ROWE PRICE CAPITAL APPRECIATION

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                            $10.00
      Number of Accumulation Units
         Outstanding at End of Period                 11,784

 ING T. ROWE PRICE EQUITY INCOME

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.82
      Number of Accumulation Units
         Outstanding at End of Period                 18,286

 ING VAN KAMPEN COMSTOCK

      AUV at Beginning of Period                      $10.00(6)
      AUV at End of Period                             $8.29
      Number of Accumulation Units
         Outstanding at End of Period                    283

 ING VAN KAMPEN EQUITY GROWTH

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.63
      Number of Accumulation Units
         Outstanding at End of Period                 15,788

 ING VAN KAMPEN GLOBAL FRANCHISE

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.51
      Number of Accumulation Units
         Outstanding at End of Period                  1,167

 ING VAN KAMPEN GROWTH & INCOME

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.78
      Number of Accumulation Units
         Outstanding at End of Period                 10,566

 ING VAN KAMPEN REAL ESTATE

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.60
      Number of Accumulation Units
         Outstanding at End of Period                  2,275

 ING VP BOND PORTFOLIO

      AUV at Beginning of Period                      $10.00(6)
      AUV at End of Period                            $10.63
      Number of Accumulation Units
         Outstanding at End of Period                 88,275

 ING VP GROWTH OPPORTUNITIES

      AUV at Beginning of Period                       $7.78           $10.00(4)
      AUV at End of Period                             $5.24            $7.78
      Number of Accumulation Units
         Outstanding at End of Period                157,971           50,783

 ING VP MAGNACAP

      AUV at Beginning of Period                       $9.34           $10.00(4)
      AUV at End of Period                             $7.07            $9.34
      Number of Accumulation Units
         Outstanding at End of Period                153,013           28,170

                                       A18

                                                       2002            2001           2000
                                                       ----            ----           ----
 ING VP SMALLCAP OPPORTUNITIES
      AUV at Beginning of Period                       $8.32           $10.00(4)
      AUV at End of Period                             $4.60            $8.32
      Number of Accumulation Units
         Outstanding at End of Period                563,709          111,946

 ING VP WORLDWIDE GROWTH

      AUV at Beginning of Period                       $6.99            $8.74           $10.00(2)
      AUV at End of Period                             $5.17            $6.99            $8.74
      Number of Accumulation Units
         Outstanding at End of Period                322,466          158,546           39,547

 INVESCO VIF HEALTH SCIENCES

      AUV at Beginning of Period                      $10.26           $10.00(5)
      AUV at End of Period                             $7.62           $10.26
      Number of Accumulation Units
         Outstanding at End of Period                183,978            7,400

 INVESCO VIF LEISURE FUND

      AUV at Beginning of Period                      $10.00(6)
      AUV at End of Period                             $8.43
      Number of Accumulation Units
         Outstanding at End of Period                 65,382

 INVESCO VIF FINANCIAL SERVICES

      AUV at Beginning of Period                       $9.35           $10.00(5)
      AUV at End of Period                             $7.83            $9.35
      Number of Accumulation Units
         Outstanding at End of Period                200,146            5,433

 INVESCO VIF UTILITIES

      AUV at Beginning of Period                       $8.10           $10.00(5)
      AUV at End of Period                             $6.35            $8.10
      Number of Accumulation Units
         Outstanding at End of Period                 51,660            1,002

 JENNISON PORTFOLIO

      AUV at Beginning of Period                       $6.27            $7.83           $10.00(2)
      AUV at End of Period                             $4.24            $6.27            $7.83
      Number of Accumulation Units
         Outstanding at End of Period                522,740          201,082           15,840

 PIONEER FUND VCT

      AUV at Beginning of Period                       $9.37           $10.00(5)
      AUV at End of Period                             $7.44            $9.37
      Number of Accumulation Units
         Outstanding at End of Period                184,119            9,738

 PIONEER MID CAP VALUE VCT

      AUV at Beginning of Period                      $10.71           $10.00(5)
      AUV at End of Period                             $9.34           $10.71
      Number of Accumulation Units
         Outstanding at End of Period                338,220            6,577

 PROFUND VP BULL

      AUV at Beginning of Period                       $8.88           $10.00(4)
      AUV at End of Period                             $6.64            $8.88
      Number of Accumulation Units
         Outstanding at End of Period                127,500           92,175

 PROFUND VP EUROPE 30

      AUV at Beginning of Period                       $8.25           $10.00(4)
      AUV at End of Period                             $6.03            $8.25
      Number of Accumulation Units
         Outstanding at End of Period                 64,316           14,668

 PROFUND VP SMALL CAP

      AUV at Beginning of Period                       $9.41           $10.00(4)
      AUV at End of Period                             $7.18            $9.41
      Number of Accumulation Units
         Outstanding at End of Period                236,886           18,943

 SP JENNISON INTERNATIONAL GROWTH

      AUV at Beginning of Period                       $5.39            $8.56           $10.00(3)
      AUV at End of Period                             $4.09            $5.39            $8.56
      Number of Accumulation Units
         Outstanding at End of Period                243,445          109,344            3,557

                                       A19

FOOTNOTES

(1)  Fund First Available during January 2000
(2)  Fund First Available during May 2000
(3)  Fund First Available during October 2000
(4)  Fund First Available during May 2001
(5)  Fund First Available during November 2001
(6)  Fund First Available during May 2002
(7)  Fund First Available during September 2002
(8)  Fund First Available during December 2002

                                                       2002            2001           2000           1999           1998
                                                       ----            ----           ----           ----           ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.70 %

 AIM VI DENT DEMOGRAPHIC
      AUV at Beginning of Period                      $10.99           $10.00(5)
      AUV at End of Period                             $7.32           $10.99
      Number of Accumulation Units
         Outstanding at End of Period                 94,534           51,753

 FIDELITY VIP EQUITY-INC

      AUV at Beginning of Period                       $9.58           $10.00(5)
      AUV at End of Period                             $7.80            $9.58
      Number of Accumulation Units
         Outstanding at End of Period                338,456                0

 FIDELITY VIP GROWTH

      AUV at Beginning of Period                       $9.26(6)
      AUV at End of Period                             $6.34
      Number of Accumulation Units
         Outstanding at End of Period                256,321

 PIMCO HIGH YIELD PORTFOLIO

      AUV at Beginning of Period                       $9.99            $9.93           $10.19        $10.06       $10.00(1)
      AUV at End of Period                             $9.70            $9.99            $9.93        $10.19       $10.06
      Number of Accumulation Units
         Outstanding at End of Period              5,428,136        5,191,930        4,861,886     5,486,600    1,558,466

 ING AIM MID CAP GROWTH

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.64
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING ALLIANCE MID CAP GROWTH

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                            $10.45
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING CAPITAL GUARDIAN LARGE CAP VALUE

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                            $10.26
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING CAPITAL GUARDIAN MANAGED GLOBAL

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                            $10.23
      Number of Accumulation Units
         Outstanding at End of Period                      0

                                       A20

                                                       2002
                                                       ----
 ING CAPITAL GUARDIAN SMALL CAP

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.72
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING DEVELOPING WORLD

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.70
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING EAGLE ASSET VALUE EQUITY

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.62
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING FMRSM DIVERSIFIED MID-CAP

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.47
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING GET FUND - SERIES S

      AUV at Beginning of Period                      $10.00
      AUV at End of Period                            $10.02
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING GET FUND - SERIES T

      AUV at Beginning of Period                      $10.00
      AUV at End of Period                            $10.07
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING GET FUND - SERIES U

      AUV at Beginning of Period                      $10.00(8)
      AUV at End of Period                            $10.00
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING GOLDMAN SACHS INTERNET TOLLKEEPER

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                            $10.41
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING HARD ASSETS

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.82
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING INTERNATIONAL EQUITY

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.79
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING JANUS GROWTH AND INCOME

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.72
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING JANUS SPECIAL EQUITY

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.62
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING JENNISON EQUITY OPPORTUNITY

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.74
      Number of Accumulation Units
         Outstanding at End of Period                      0

                                       A21

                                                        2002
                                                        ----
 ING JP MORGAN FLEMING INTERNATIONAL ENHANCED EAFE
      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.75
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING JP MORGAN FLEMING SMALLCAP

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.48
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING LIQUID ASSETS

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.98
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING MARSICO GROWTH

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.77
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING MERCURY FOCUS VALUE

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                            $10.16
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING MERCURY FUNDAMENTAL GROWTH

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.44
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING MFS MID CAP GROWTH

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.76
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING MFS RESEARCH

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.71
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING MFS TOTAL RETURN

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                            $10.03
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING PIMCO CORE BOND

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                            $10.25
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING SALOMON BROTHERS ALL CAP

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.52
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING SALOMON BROTHERS INVESTORS

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.75
      Number of Accumulation Units
         Outstanding at End of Period                      0

                                       A22

                                                       2002            2001           2000
                                                       ----            ----           ----
 ING T. ROWE PRICE CAPITAL APPRECIATION
      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                            $10.00
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING T. ROWE PRICE EQUITY INCOME

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.82
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING VAN KAMPEN COMSTOCK

      AUV at Beginning of Period                      $10.00(6)
      AUV at End of Period                             $8.28
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING VAN KAMPEN EQUITY GROWTH

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.63
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING VAN KAMPEN GLOBAL FRANCHISE

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.51
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING VAN KAMPEN GROWTH & INCOME

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.78
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING VAN KAMPEN REAL ESTATE

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.60
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING VP BOND PORTFOLIO

      AUV at Beginning of Period                      $10.00(6)
      AUV at End of Period                            $10.62
      Number of Accumulation Units
         Outstanding at End of Period                707,083

 ING VP GROWTH OPPORTUNITIES

      AUV at Beginning of Period                       $7.78           $10.00(4)
      AUV at End of Period                             $5.23            $7.78
      Number of Accumulation Units
         Outstanding at End of Period                151,543           51,380

 ING VP MAGNACAP

      AUV at Beginning of Period                       $9.33           $10.00(4)
      AUV at End of Period                             $7.07            $9.33
      Number of Accumulation Units
         Outstanding at End of Period                125,575           76,114

 ING VP SMALLCAP OPPORTUNITIES

      AUV at Beginning of Period                       $8.31           $10.00(4)
      AUV at End of Period                             $4.60            $8.31
      Number of Accumulation Units
         Outstanding at End of Period                483,573          188,338

 ING VP WORLDWIDE GROWTH

      AUV at Beginning of Period                       $6.99            $8.74           $10.00(2)
      AUV at End of Period                             $5.16            $6.99            $8.74
      Number of Accumulation Units
         Outstanding at End of Period                361,647          247,751           28,853

 INVESCO VIF HEALTH SCIENCES

      AUV at Beginning of Period                      $10.26           $10.00(5)
      AUV at End of Period                             $7.62           $10.26
      Number of Accumulation Units
         Outstanding at End of Period                493,958          367,187

                                       A23

                                                       2002            2001           2000
                                                       ----            ----           ----
 INVESCO VIF LEISURE FUND
      AUV at Beginning of Period                      $10.00(6)
      AUV at End of Period                             $8.42
      Number of Accumulation Units
         Outstanding at End of Period                 30,007

 INVESCO VIF FINANCIAL SERVICES

      AUV at Beginning of Period                       $9.35           $10.00(5)
      AUV at End of Period                             $7.82            $9.35
      Number of Accumulation Units
         Outstanding at End of Period                182,155           45,911

 INVESCO VIF UTILITIES

      AUV at Beginning of Period                       $8.10           $10.00(5)
      AUV at End of Period                             $6.34            $8.10
      Number of Accumulation Units
         Outstanding at End of Period                103,374            6,689

 JENNISON PORTFOLIO

      AUV at Beginning of Period                       $6.26            $7.83           $10.00(2)
      AUV at End of Period                             $4.24            $6.26            $7.83
      Number of Accumulation Units
         Outstanding at End of Period                840,344        1,001,520           75,572

 PIONEER FUND VCT

      AUV at Beginning of Period                       $9.37           $10.00(5)
      AUV at End of Period                             $7.44            $9.37
      Number of Accumulation Units
         Outstanding at End of Period                297,005           27,155

 PIONEER MID CAP VALUE VCT

      AUV at Beginning of Period                      $10.71           $10.00(5)
      AUV at End of Period                             $9.33           $10.71
      Number of Accumulation Units
         Outstanding at End of Period                796,390           55,679

 PROFUND VP BULL

      AUV at Beginning of Period                       $8.88           $10.00(4)
      AUV at End of Period                             $6.63            $8.88
      Number of Accumulation Units
         Outstanding at End of Period                342,070          353,534

 PROFUND VP EUROPE 30

      AUV at Beginning of Period                       $8.25           $10.00(4)
      AUV at End of Period                             $6.02            $8.25
      Number of Accumulation Units
         Outstanding at End of Period                181,953           13,357

 PROFUND VP SMALL CAP

      AUV at Beginning of Period                       $9.41           $10.00(4)
      AUV at End of Period                             $7.17            $9.41
      Number of Accumulation Units
         Outstanding at End of Period                499,606          128,298

 SP JENNISON INTERNATIONAL GROWTH

      AUV at Beginning of Period                       $5.39            $8.56           $10.00(3)
      AUV at End of Period                             $4.09            $5.39            $8.56
      Number of Accumulation Units
         Outstanding at End of Period                393,654          214,255           15,695

FOOTNOTES

(1)  Fund First Available during May 1998
(2)  Fund First Available during May 2000
(3)  Fund First Available during October 2000
(4)  Fund First Available during May 2001
(5)  Fund First Available during November 2001
(6)  Fund First Available during May 2002
(7)  Fund First Available during September 2002
(8)  Fund First Available during December 2002

                                       A24

                                                       2002            2001           2000
                                                       ----            ----           ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.75 %

 AIM VI DENT DEMOGRAPHIC
      AUV at Beginning of Period                      $10.99           $10.00(5)
      AUV at End of Period                             $7.31           $10.99
      Number of Accumulation Units
         Outstanding at End of Period                 76,299            4,183

 FIDELITY VIP EQUITY-INC

      AUV at Beginning of Period                       $9.57           $10.00(5)
      AUV at End of Period                             $7.79            $9.57
      Number of Accumulation Units
         Outstanding at End of Period                139,297                0

 FIDELITY VIP GROWTH

      AUV at Beginning of Period                       $9.26(6)
      AUV at End of Period                             $6.34
      Number of Accumulation Units
         Outstanding at End of Period                138,235

 PIMCO HIGH YIELD PORTFOLIO

      AUV at Beginning of Period                       $9.97            $9.92           $10.10(1)
      AUV at End of Period                             $9.68            $9.97            $9.92
      Number of Accumulation Units
         Outstanding at End of Period              1,004,330          489,627           64,046

 ING AIM MID CAP GROWTH

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.63
      Number of Accumulation Units
         Outstanding at End of Period                  1,319

 ING ALLIANCE MID CAP GROWTH

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                            $10.45
      Number of Accumulation Units
         Outstanding at End of Period                  6,840

 ING CAPITAL GUARDIAN LARGE CAP VALUE

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                            $10.26
      Number of Accumulation Units
         Outstanding at End of Period                  9,364

 ING CAPITAL GUARDIAN MANAGED GLOBAL

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                            $10.23
      Number of Accumulation Units
         Outstanding at End of Period                  3,121

 ING CAPITAL GUARDIAN SMALL CAP

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.72
      Number of Accumulation Units
         Outstanding at End of Period                  1,153

 ING DEVELOPING WORLD

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.70
      Number of Accumulation Units
         Outstanding at End of Period                    504

 ING EAGLE ASSET VALUE EQUITY

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.62
      Number of Accumulation Units
         Outstanding at End of Period                  4,121

 ING FMR/SM/ DIVERSIFIED MID-CAP

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.47
      Number of Accumulation Units
         Outstanding at End of Period                 12,592

                                       A25

                                                       2002
                                                       ----
 ING GET FUND - SERIES S

      AUV at Beginning of Period                      $10.00
      AUV at End of Period                            $10.02
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING GET FUND - SERIES T

      AUV at Beginning of Period                      $10.00
      AUV at End of Period                            $10.06
      Number of Accumulation Units
         Outstanding at End of Period                171,909

 ING GET FUND - SERIES U

      AUV at Beginning of Period                      $10.00(8)
      AUV at End of Period                            $10.00
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING GOLDMAN SACHS INTERNET TOLLKEEPER

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                            $10.40
      Number of Accumulation Units
         Outstanding at End of Period                      0

 ING HARD ASSETS

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.82
      Number of Accumulation Units
         Outstanding at End of Period                  7,945

 ING INTERNATIONAL EQUITY

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.79
      Number of Accumulation Units
         Outstanding at End of Period                  7,028

 ING JANUS GROWTH AND INCOME

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.72
      Number of Accumulation Units
         Outstanding at End of Period                 24,717

 ING JANUS SPECIAL EQUITY

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.62
      Number of Accumulation Units
         Outstanding at End of Period                  3,627

 ING JENNISON EQUITY OPPORTUNITY

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.74
      Number of Accumulation Units
         Outstanding at End of Period                  2,429

 ING JP MORGAN FLEMING INTERNATIONAL ENHANCED EAFE

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.75
      Number of Accumulation Units
         Outstanding at End of Period                  9,209

 ING JP MORGAN FLEMING SMALLCAP

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.48
      Number of Accumulation Units
         Outstanding at End of Period                 12,803

 ING LIQUID ASSETS

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.98
      Number of Accumulation Units
         Outstanding at End of Period                 65,112

                                       A26

                                                       2002
                                                       ----
 ING MARSICO GROWTH

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.76
      Number of Accumulation Units
         Outstanding at End of Period                  2,205

 ING MERCURY FOCUS VALUE

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                            $10.16
      Number of Accumulation Units
         Outstanding at End of Period                  1,253

 ING MERCURY FUNDAMENTAL GROWTH

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.44
      Number of Accumulation Units
         Outstanding at End of Period                  6,209

 ING MFS MID CAP GROWTH

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.76
      Number of Accumulation Units
         Outstanding at End of Period                 11,583

 ING MFS RESEARCH

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.71
      Number of Accumulation Units
         Outstanding at End of Period                  5,729

 ING MFS TOTAL RETURN

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                            $10.03
      Number of Accumulation Units
         Outstanding at End of Period                 42,679

 ING PIMCO CORE BOND

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                            $10.25
      Number of Accumulation Units
         Outstanding at End of Period                 48,273

 ING SALOMON BROTHERS ALL CAP

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.52
      Number of Accumulation Units
         Outstanding at End of Period                  8,124

 ING SALOMON BROTHERS INVESTORS

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.75
      Number of Accumulation Units
         Outstanding at End of Period                  2,589

 ING T. ROWE PRICE CAPITAL APPRECIATION

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                            $10.00
      Number of Accumulation Units
         Outstanding at End of Period                 51,408

 ING T. ROWE PRICE EQUITY INCOME

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.82
      Number of Accumulation Units
         Outstanding at End of Period                 21,139

 ING VAN KAMPEN COMSTOCK

      AUV at Beginning of Period                      $10.00(6)
      AUV at End of Period                             $8.28
      Number of Accumulation Units
         Outstanding at End of Period                 29,823

                                       A27

                                                       2002            2001           2000
                                                       ----            ----           ----
 ING VAN KAMPEN EQUITY GROWTH
      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.63
      Number of Accumulation Units
         Outstanding at End of Period                  2,059

 ING VAN KAMPEN GLOBAL FRANCHISE

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.51
      Number of Accumulation Units
         Outstanding at End of Period                 26,238

 ING VAN KAMPEN GROWTH & INCOME

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.78
      Number of Accumulation Units
         Outstanding at End of Period                 20,751

 ING VAN KAMPEN REAL ESTATE

      AUV at Beginning of Period                      $10.00(7)
      AUV at End of Period                             $9.60
      Number of Accumulation Units
         Outstanding at End of Period                  9,555

 ING VP BOND PORTFOLIO

      AUV at Beginning of Period                      $10.00(6)
      AUV at End of Period                            $10.62
      Number of Accumulation Units
         Outstanding at End of Period                218,867

 ING VP GROWTH OPPORTUNITIES

      AUV at Beginning of Period                       $7.77           $10.00(4)
      AUV at End of Period                             $5.23            $7.77
      Number of Accumulation Units
         Outstanding at End of Period                149,495           27,449

 ING VP MAGNACAP

      AUV at Beginning of Period                       $9.33           $10.00(4)
      AUV at End of Period                             $7.06            $9.33
      Number of Accumulation Units
         Outstanding at End of Period                102,496           24,770

 ING VP SMALLCAP OPPORTUNITIES

      AUV at Beginning of Period                       $8.31           $10.00(4)
      AUV at End of Period                             $4.59            $8.31
      Number of Accumulation Units
         Outstanding at End of Period                454,391           79,268

 ING VP WORLDWIDE GROWTH

      AUV at Beginning of Period                       $6.98            $8.73           $10.00(2)
      AUV at End of Period                             $5.16            $6.98            $8.73
      Number of Accumulation Units
         Outstanding at End of Period                349,870          169,312            7,369

 INVESCO VIF HEALTH SCIENCES

      AUV at Beginning of Period                      $10.26           $10.00(5)
      AUV at End of Period                             $7.61           $10.26
      Number of Accumulation Units
         Outstanding at End of Period                271,524           16,016

 INVESCO VIF LEISURE FUND

      AUV at Beginning of Period                      $10.00(6)
      AUV at End of Period                             $8.42
      Number of Accumulation Units
         Outstanding at End of Period                 41,608

 INVESCO VIF FINANCIAL SERVICES

      AUV at Beginning of Period                       $9.35           $10.00(5)
      AUV at End of Period                             $7.82            $9.35
      Number of Accumulation Units
         Outstanding at End of Period                110,702            3,522

                                       A28

                                                       2002            2001           2000
                                                       ----            ----           ----
 INVESCO VIF UTILITIES
      AUV at Beginning of Period                       $8.09           $10.00(5)
      AUV at End of Period                             $6.34            $8.09
      Number of Accumulation Units
         Outstanding at End of Period                 94,266            3,860

 JENNISON PORTFOLIO

      AUV at Beginning of Period                       $6.26            $7.83           $10.00(2)
      AUV at End of Period                             $4.23            $6.26            $7.83
      Number of Accumulation Units
         Outstanding at End of Period                565,739          273,112           19,630

 PIONEER FUND VCT

      AUV at Beginning of Period                       $9.37           $10.00(5)
      AUV at End of Period                             $7.43            $9.37
      Number of Accumulation Units
         Outstanding at End of Period                135,708            2,197

 PIONEER MID CAP VALUE VCT

      AUV at Beginning of Period                      $10.71           $10.00(5)
      AUV at End of Period                             $9.32           $10.71
      Number of Accumulation Units
         Outstanding at End of Period                218,154            5,378

 PROFUND VP BULL

      AUV at Beginning of Period                       $8.87           $10.00(4)
      AUV at End of Period                             $6.63            $8.87
      Number of Accumulation Units
         Outstanding at End of Period                185,752           27,580

 PROFUND VP EUROPE 30

      AUV at Beginning of Period                       $8.25           $10.00(4)
      AUV at End of Period                             $6.02            $8.25
      Number of Accumulation Units
         Outstanding at End of Period                105,639           38,959

 PROFUND VP SMALL CAP

      AUV at Beginning of Period                       $9.41           $10.00(4)
      AUV at End of Period                             $7.17            $9.41
      Number of Accumulation Units
         Outstanding at End of Period                182,536           19,151

 SP JENNISON INTERNATIONAL GROWTH

      AUV at Beginning of Period                       $5.39            $8.56           $10.00(3)
      AUV at End of Period                             $4.08            $5.39            $8.56
      Number of Accumulation Units
         Outstanding at End of Period                235,553          146,027            7,516

FOOTNOTES

(1)  Fund First Available during January 2000
(2)  Fund First Available during May 2000
(3)  Fund First Available during October 2000
(4)  Fund First Available during May 2001
(5)  Fund First Available during November 2001
(6)  Fund First Available during May 2002
(7)  Fund First Available during September 2002
(8)  Fund First Available during December 2002

                                       A29

                                                      2002            2001
                                                      ----            ----
SEPARATE ACCOUNT ANNUAL CHARGES OF 1.85 %

AIM VI DENT DEMOGRAPHIC

     AUV at Beginning of Period                     $10.98         $10.00(3)
     AUV at End of Period                            $7.30         $10.98
     Number of Accumulation Units
        Outstanding at End of Period               132,571          7,384

FIDELITY VIP EQUITY-INC

     AUV at Beginning of Period                      $9.57         $10.00(3)
     AUV at End of Period                            $7.78          $9.57
     Number of Accumulation Units
        Outstanding at End of Period                70,754              0

FIDELITY VIP GROWTH

     AUV at Beginning of Period                      $9.25(4)
     AUV at End of Period                            $6.33
     Number of Accumulation Units
        Outstanding at End of Period               147,715

PIMCO HIGH YIELD PORTFOLIO

     AUV at Beginning of Period                      $9.93          $9.91(1)
     AUV at End of Period                            $9.63          $9.93
     Number of Accumulation Units
        Outstanding at End of Period               624,872        217,554

ING AIM MID CAP GROWTH

     AUV at Beginning of Period                     $10.00(5)
     AUV at End of Period                            $9.63
     Number of Accumulation Units
        Outstanding at End of Period                   314

ING ALLIANCE MID CAP GROWTH

     AUV at Beginning of Period                     $10.00(5)
     AUV at End of Period                           $10.45
     Number of Accumulation Units
        Outstanding at End of Period                 5,101

ING CAPITAL GUARDIAN LARGE CAP VALUE

     AUV at Beginning of Period                     $10.00(5)
     AUV at End of Period                           $10.25
     Number of Accumulation Units
        Outstanding at End of Period                14,142

ING CAPITAL GUARDIAN MANAGED GLOBAL

     AUV at Beginning of Period                     $10.00(5)
     AUV at End of Period                           $10.23
     Number of Accumulation Units
        Outstanding at End of Period                 1,727

ING CAPITAL GUARDIAN SMALL CAP

     AUV at Beginning of Period                     $10.00(5)
     AUV at End of Period                            $9.72
     Number of Accumulation Units
        Outstanding at End of Period                26,473

ING DEVELOPING WORLD

     AUV at Beginning of Period                     $10.00(5)
     AUV at End of Period                            $9.70
     Number of Accumulation Units
        Outstanding at End of Period                 1,185

ING EAGLE ASSET VALUE EQUITY

     AUV at Beginning of Period                     $10.00(5)
     AUV at End of Period                            $9.61
     Number of Accumulation Units
        Outstanding at End of Period                 2,677

ING FMR/SM/ DIVERSIFIED MID-CAP

     AUV at Beginning of Period                     $10.00(5)
     AUV at End of Period                            $9.47
     Number of Accumulation Units
        Outstanding at End of Period                 4,138

                                       A30

                                                      2002
                                                      ----
ING GET FUND - SERIES S

     AUV at Beginning of Period                     $10.00
     AUV at End of Period                           $10.02
     Number of Accumulation Units
        Outstanding at End of Period                     0

ING GET FUND - SERIES T

     AUV at Beginning of Period                     $10.00
     AUV at End of Period                           $10.06
     Number of Accumulation Units
        Outstanding at End of Period                95,839

ING GET FUND - SERIES U

     AUV at Beginning of Period                     $10.00(8)
     AUV at End of Period                            $9.99
     Number of Accumulation Units
        Outstanding at End of Period                     0

ING GOLDMAN SACHS INTERNET TOLLKEEPER

     AUV at Beginning of Period                     $10.00(5)
     AUV at End of Period                           $10.40
     Number of Accumulation Units
        Outstanding at End of Period                 3,455

ING HARD ASSETS

     AUV at Beginning of Period                     $10.00(5)
     AUV at End of Period                            $9.82
     Number of Accumulation Units
        Outstanding at End of Period                   511

ING INTERNATIONAL EQUITY

     AUV at Beginning of Period                     $10.00(5)
     AUV at End of Period                            $9.79
     Number of Accumulation Units
        Outstanding at End of Period                16,650

ING JANUS GROWTH AND INCOME

     AUV at Beginning of Period                     $10.00(5)
     AUV at End of Period                            $9.71
     Number of Accumulation Units
        Outstanding at End of Period                 9,122

ING JANUS SPECIAL EQUITY

     AUV at Beginning of Period                     $10.00(5)
     AUV at End of Period                            $9.62
     Number of Accumulation Units
        Outstanding at End of Period                     0

ING JENNISON EQUITY OPPORTUNITY

     AUV at Beginning of Period                     $10.00(5)
     AUV at End of Period                            $9.74
     Number of Accumulation Units
        Outstanding at End of Period                   861

ING JP MORGAN FLEMING INTERNATIONAL ENHANCED EAFE

     AUV at Beginning of Period                     $10.00(5)
     AUV at End of Period                            $9.74
     Number of Accumulation Units
        Outstanding at End of Period                 3,747

ING JP MORGAN FLEMING SMALLCAP

     AUV at Beginning of Period                     $10.00(5)
     AUV at End of Period                            $9.48
     Number of Accumulation Units
        Outstanding at End of Period                17,168

ING LIQUID ASSETS

     AUV at Beginning of Period                     $10.00(5)
     AUV at End of Period                            $9.98
     Number of Accumulation Units
        Outstanding at End of Period                58,442

                                       A31

                                                       2002
                                                       ----
ING MARSICO GROWTH

     AUV at Beginning of Period                     $10.00(5)
     AUV at End of Period                            $9.76
     Number of Accumulation Units
        Outstanding at End of Period                     0

ING MERCURY FOCUS VALUE

     AUV at Beginning of Period                     $10.00(5)
     AUV at End of Period                           $10.16
     Number of Accumulation Units
        Outstanding at End of Period                 3,259

ING MERCURY FUNDAMENTAL GROWTH

     AUV at Beginning of Period                     $10.00(5)
     AUV at End of Period                            $9.44
     Number of Accumulation Units
        Outstanding at End of Period                 1,179

ING MFS MID CAP GROWTH

     AUV at Beginning of Period                     $10.00(5)
     AUV at End of Period                            $9.75
     Number of Accumulation Units
        Outstanding at End of Period                40,596

ING MFS RESEARCH

     AUV at Beginning of Period                     $10.00(5)
     AUV at End of Period                            $9.70
     Number of Accumulation Units
        Outstanding at End of Period                21,659

ING MFS TOTAL RETURN

     AUV at Beginning of Period                     $10.00(5)
     AUV at End of Period                           $10.03
     Number of Accumulation Units
        Outstanding at End of Period                18,244

ING PIMCO CORE BOND

     AUV at Beginning of Period                     $10.00(5)
     AUV at End of Period                           $10.24
     Number of Accumulation Units
        Outstanding at End of Period                10,048

ING SALOMON BROTHERS ALL CAP

     AUV at Beginning of Period                     $10.00(5)
     AUV at End of Period                            $9.52
     Number of Accumulation Units
        Outstanding at End of Period                 4,916

ING SALOMON BROTHERS INVESTORS

     AUV at Beginning of Period                     $10.00(5)
     AUV at End of Period                            $9.74
     Number of Accumulation Units
        Outstanding at End of Period                22,299

ING T. ROWE PRICE CAPITAL APPRECIATION

     AUV at Beginning of Period                     $10.00(5)
     AUV at End of Period                            $9.99
     Number of Accumulation Units
        Outstanding at End of Period                15,784

ING T. ROWE PRICE EQUITY INCOME

     AUV at Beginning of Period                     $10.00(5)
     AUV at End of Period                            $9.81
     Number of Accumulation Units
        Outstanding at End of Period                10,928

ING VAN KAMPEN COMSTOCK

     AUV at Beginning of Period                     $10.00(4)
     AUV at End of Period                            $8.27
     Number of Accumulation Units
        Outstanding at End of Period               105,501

                                       A32

                                                       2002            2001
                                                       ----            ----
ING VAN KAMPEN EQUITY GROWTH

     AUV at Beginning of Period                     $10.00(5)
     AUV at End of Period                            $9.63
     Number of Accumulation Units
        Outstanding at End of Period                29,215

ING VAN KAMPEN GLOBAL FRANCHISE

     AUV at Beginning of Period                     $10.00(5)
     AUV at End of Period                            $9.51
     Number of Accumulation Units
        Outstanding at End of Period                17,516

ING VAN KAMPEN GROWTH & INCOME

     AUV at Beginning of Period                     $10.00(5)
     AUV at End of Period                            $9.78
     Number of Accumulation Units
        Outstanding at End of Period                 25,612

ING VAN KAMPEN REAL ESTATE

     AUV at Beginning of Period                     $10.00(5)
     AUV at End of Period                             $9.60
     Number of Accumulation Units
        Outstanding at End of Period                  4,638

ING VP BOND PORTFOLIO

     AUV at Beginning of Period                      $10.00(4)
     AUV at End of Period                            $10.61
     Number of Accumulation Units
        Outstanding at End of Period                564,471

ING VP GROWTH OPPORTUNITIES

     AUV at Beginning of Period                       $7.77         $10.00(2)
     AUV at End of Period                             $5.22          $7.77
     Number of Accumulation Units
        Outstanding at End of Period                109,759         52,668

ING VP MAGNACAP

     AUV at Beginning of Period                       $9.33         $10.00(2)
     AUV at End of Period                             $7.05          $9.33
     Number of Accumulation Units
        Outstanding at End of Period                108,902         19,437

ING VP SMALLCAP OPPORTUNITIES

     AUV at Beginning of Period                       $8.31         $10.00(2)
     AUV at End of Period                             $4.59          $8.31
     Number of Accumulation Units
        Outstanding at End of Period                374,677        141,397

ING VP WORLDWIDE GROWTH

     AUV at Beginning of Period                       $6.97          $8.62(1)
     AUV at End of Period                             $5.14          $6.97
     Number of Accumulation Units
        Outstanding at End of Period                382,518         75,723

INVESCO VIF HEALTH SCIENCES

     AUV at Beginning of Period                      $10.25         $10.00(3)
     AUV at End of Period                             $7.60         $10.25
     Number of Accumulation Units
        Outstanding at End of Period                306,734         81,775

INVESCO VIF LEISURE FUND

     AUV at Beginning of Period                      $10.00(4)
     AUV at End of Period                             $8.41
     Number of Accumulation Units
        Outstanding at End of Period                 94,574

INVESCO VIF FINANCIAL SERVICES

     AUV at Beginning of Period                       $9.35         $10.00(3)
     AUV at End of Period                             $7.81          $9.35
     Number of Accumulation Units
        Outstanding at End of Period                 91,598            677

                                       A33

                                                       2002            2001
                                                       ----            ----
 INVESCO VIF UTILITIES

      AUV at Beginning of Period                       $8.09         $10.00(3)
      AUV at End of Period                             $6.33          $8.09
      Number of Accumulation Units
         Outstanding at End of Period                 34,606          1,176

 JENNISON PORTFOLIO

      AUV at Beginning of Period                       $6.25          $7.55(1)
      AUV at End of Period                             $4.22          $6.25
      Number of Accumulation Units
         Outstanding at End of Period                259,117        107,206

 PIONEER FUND VCT

      AUV at Beginning of Period                       $9.37         $10.00(3)
      AUV at End of Period                             $7.42          $9.37
      Number of Accumulation Units
         Outstanding at End of Period                 79,240            161

 PIONEER MID CAP VALUE VCT

      AUV at Beginning of Period                      $10.71         $10.00(3)
      AUV at End of Period                             $9.31         $10.71
      Number of Accumulation Units
         Outstanding at End of Period                245,270          6,479

 PROFUND VP BULL

      AUV at Beginning of Period                       $8.87         $10.00(2)
      AUV at End of Period                             $6.62          $8.87
      Number of Accumulation Units
         Outstanding at End of Period                114,753         15,636

 PROFUND VP EUROPE 30

      AUV at Beginning of Period                       $8.24         $10.00(2)
      AUV at End of Period                             $6.00          $8.24
      Number of Accumulation Units
         Outstanding at End of Period                 13,789          6,318

 PROFUND VP SMALL CAP

      AUV at Beginning of Period                       $9.40         $10.00(2)
      AUV at End of Period                             $7.16          $9.40
      Number of Accumulation Units
         Outstanding at End of Period                114,433         21,722

 SP JENNISON INTERNATIONAL GROWTH

      AUV at Beginning of Period                       $5.38          $8.37 (1)
      AUV at End of Period                             $4.07          $5.38
      Number of Accumulation Units
         Outstanding at End of Period                98,449         19,406

FOOTNOTES

(1)  Fund First Available during January 2001
(2)  Fund First Available during May 2001
(3)  Fund First Available during November 2001
(4)  Fund First Available during May 2002
(5)  Fund First Available during September 2002
(6)  Fund First Available during December 2002

                                       A34

--------------------------------------------------------------------------------
APPENDIX B
--------------------------------------------------------------------------------

                            THE INVESTMENT PORTFOLIOS

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this appendix. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal. The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained free of charge, from our Customer Service Center at the address and telephone number listed in the prospectus, by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER         INVESTMENT OBJECTIVE
--------------------------------------------------------------------------

ING INVESTORS TRUST

     7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258
--------------------------------------------------------------------------

ING AIM MID-CAP GROWTH PORTFOLIO      Seeks capital appreciation. The
  (Advisor Class)                     Portfolio seeks to meet its
  INVESTMENT ADVISER:  Directed       objective by investing, normally,
  Services, Inc.                      at least 80% of its assets in
  INVESTMENT SUBADVISER: A I M        equity securities of
  Capital Management, Inc.            mid-capitalization companies.

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ING ALLIANCE MID-CAP GROWTH           Seeks long-term total return. The
  PORTFOLIO                           Portfolio invests primarily in
  (Advisor Class)                     common stocks of middle
  INVESTMENT ADVISER: Directed        capitalization companies. The
  Services, Inc.                      Portfolio normally invests
  INVESTMENT SUBADVISER: Alliance     substantially all of its assets in
  Capital Management, L.P.            high-quality common stocks that
                                      Alliance expects to increase in
                                      value.

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ING AMERICAN FUNDS GROWTH PORTFOLIO   Invests all of its assets in
  INVESTMENT ADVISER:  ING            shares of the Growth Fund, a
  Investments, LLC                    series of American Funds Insurance
  INVESTMENT SUBADVISER: Capital      Series, a registered open-end
  Research and  Management Company    investment company. The Growth
                                      Fund seeks to make the
                                      shareholders' investment grow by
                                      investing primarily in common
                                      stocks of companies that appear to
                                      offer superior opportunities for
                                      growth of capital. The Growth Fund
                                      is designed for investors seeking
                                      long term capital appreciation
                                      through stocks.

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                                       B1

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER         INVESTMENT OBJECTIVE
--------------------------------------------------------------------------

ING AMERICAN FUNDS GROWTH-INCOME      Invests all of its assets in
  PORTFOLIO                           shares of the Growth-Income Fund,
  INVESTMENT ADVISER:  ING            a series of American Funds
  Investments, LLC                    Insurance Series, a registered
  INVESTMENT SUBADVISER:  Capital     open-end investment company. The
  Research and  Management Company    Growth-Income Fund seeks to make
                                      shareholders' investment grow and
                                      to provide shareholders with
                                      income over time by investing
                                      primarily in common stocks or
                                      other securities which demonstrate
                                      the potential for appreciation
                                      and/or dividends. The
                                      Growth-Income Fund is designed for
                                      investors seeking both capital
                                      appreciation and income.

--------------------------------------------------------------------------

ING AMERICAN FUNDS INTERNATIONAL      Invests all of its assets in
  PORTFOLIO                           shares of the International Fund,
  INVESTMENT ADVISER:  ING            a series of American Funds
  Investments, LLC                    Insurance Series, a registered
  INVESTMENT SUBADVISER:  Capital     open-end investment company. The
  Research and  Management Company    International Fund seeks to make
                                      shareholders' investment grow over
                                      time by investing primarily in
                                      common stocks of companies located
                                      outside the United States. The
                                      International Fund is designed for
                                      investors seeking capital
                                      appreciation through stocks.

--------------------------------------------------------------------------

ING CAPITAL GUARDIAN LARGE CAP VALUE  Seeks long-term growth of capital
  PORTFOLIO (Advisor Class)           and income. The Portfolio Manager
  INVESTMENT ADVISER:  Directed       seeks to achieve the Portfolio's
  Services, Inc.                      investment objective by investing,
  INVESTMENT SUBADVISER: Capital      under normal market conditions, at
  Guardian Trust     Company          least 80% of its assets in equity
                                      and equity-related securities of
                                      companies with market
                                      capitalizations greater than $1
                                      billion at the time of investment.

--------------------------------------------------------------------------

ING CAPITAL GUARDIAN MANAGED GLOBAL   Seeks capital appreciation.
  PORTFOLIO  (Advisor Class)          Current income is only an
  INVESTMENT ADVISER:  Directed       incidental consideration. This
  Services, Inc.                      portfolio is not diversified. The
  INVESTMENT SUBADVISER: Capital      Portfolio invests primarily in
  Guardian Trust     Company          common stocks traded in securities
                                      markets throughout the world. The
                                      Portfolio may invest up to 100% of
                                      its total assets in securities
                                      traded in securities markets
                                      outside the United States. The
                                      Portfolio generally invests at
                                      least 65% of its total assets in
                                      at least three different
                                      countries, one of which may be the
                                      United States.

--------------------------------------------------------------------------

ING CAPITAL GUARDIAN SMALL CAP        Seeks long-term capital
  PORTFOLIO (Advisor Class)           appreciation. The Portfolio
  INVESTMENT ADVISER:  Directed       invests at least 80% of its assets
  Services, Inc.                      in equity securities of small
  INVESTMENT SUBADVISER: Capital      capitalization ("small-cap")
  Guardian Trust Company              companies.

--------------------------------------------------------------------------

ING DEVELOPING WORLD PORTFOLIO        The Portfolio normally invests at
  (Advisor Class)                     least 80% of its assets in
  INVESTMENT ADVISER:  Directed       securities of issuers located in
  Services, Inc.                      at least three countries with
  INVESTMENT SUBADVISER: IIM B.V.     emerging securities markets.  The
                                      Portfolio will provide
                                      shareholders with at least 60 days
                                      prior notice of any change in this
                                      investment policy.  The Portfolio
                                      may invest up to 20% of its assets
                                      in securities of U.S. and other
                                      developed market issuers,
                                      including investment-grade debt
                                      securities of U.S. issuers.

--------------------------------------------------------------------------

                                       B2

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER         INVESTMENT OBJECTIVE
--------------------------------------------------------------------------

ING EAGLE ASSET VALUE EQUITY          Seeks capital appreciation.
  PORTFOLIO                           Dividend income is a secondary
  (Advisor Class)                     objective. The Portfolio normally
  INVESTMENT ADVISER:  Directed       invests at least 80% of its assets
  Services, Inc.                      in equity securities of domestic
  INVESTMENT SUBADVISER: Eagle Asset  and foreign issuers that meet
  Management, Inc.                    quantitative standards relating to
                                      financial soundness and high
                                      intrinsic value relative to price.

--------------------------------------------------------------------------

ING FMRSM DIVERSIFIED MID-CAP         Seeks long-term growth of capital.
  PORTFOLIO                           The Portfolio Manager normally
  (Advisor Class)                     invests the Portfolio's assets
  INVESTMENT ADVISER:  Directed       primarily in common stocks. The
  Services, Inc.                      Portfolio Manager normally invests
  INVESTMENT SUBADVISER: Fidelity     at least 80% of the Portfolio's
  Management &  Research Co.          assets in securities of companies
                                      with medium market capitalizations.

--------------------------------------------------------------------------

ING GOLDMAN SACHS INTERNET            Seeks long-term growth of capital.
  TollkeeperSM PORTFOLIO* (Advisor    The Portfolio invests, under
  Class)                              normal circumstances, at least 80%
  *Goldman Sachs Internet             of its net assets plus any
  TollkeeperSM is a service mark of   borrowings for investment purposes
  Goldman Sachs & Co                  (measured at time of investment)
  INVESTMENT ADVISER:  Directed       in equity investments in "Internet
  Services, Inc.                      Tollkeeper" companies, which are
  INVESTMENT SUBADVISER:. Goldman     companies in the media,
  Sachs Asset   Management, L.P.      telecommunications, technology and
                                      internet sectors, which provide
                                      access, infrastructure, content
                                      and services to internet companies
                                      and internet users.

--------------------------------------------------------------------------

ING HARD ASSETS PORTFOLIO (Advisor    A nondiversified Portfolio that
  Class)                              seeks long-term capital
  INVESTMENT ADVISER:  Directed       appreciation. The Portfolio
  Services, Inc.                      normally invests at least 80% of
  INVESTMENT SUBADVISER: Baring       its assets in the equities of
  International Investment Limited    producers of commodities.

--------------------------------------------------------------------------

ING INTERNATIONAL PORTFOLIO (Advisor  Seeks long-term growth of capital.
  Class)                              Under normal conditions, the
  INVESTMENT ADVISER:  Directed       Portfolio invests at least 80% of
  Services, Inc.                      its net assets and borrowings for
  INVESTMENT SUBADVISER: ING          investment purposes in equity
  Investments, LLC                    securities of issuers located in
                                      countries outside of the United
                                      States.

--------------------------------------------------------------------------

ING JANUS GROWTH AND INCOME           Seeks long-term capital growth and
  Portfolio                           current income. The Portfolio
  (Advisor Class)                     normally emphasizes investments in
  INVESTMENT ADVISER:  Directed       common stocks. It will normally
  Services, Inc.                      invest up to 75% of its assets in
  INVESTMENT SUBADVISER: Janus        equity securities selected
  Capital Management, LLC             primarily for their growth
                                      potential, and at least 25% of its
                                      assets in securities the Portfolio
                                      Manager believes have income
                                      potential. Because of this
                                      investment strategy, the Portfolio
                                      is not designed for investors who
                                      need consistent income.

--------------------------------------------------------------------------

ING JANUS SPECIAL EQUITY PORTFOLIO    A nondiversified Portfolio that
  (Advisor Class)                     seeks capital appreciation. The
  INVESTMENT ADVISER:  Directed       Portfolio invests, under normal
  Services, Inc.                      circumstances, at least 80% of its
  INVESTMENT SUBADVISER: Janus        net assets (plus borrowings for
  Capital Management, LLC             investment purposes) in equity
                                      securities with the potential for
                                      long-term growth of capital.

--------------------------------------------------------------------------

                                       B3

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER         INVESTMENT OBJECTIVE
--------------------------------------------------------------------------

ING JENNISON EQUITY OPPORTUNITIES     Seeks long-term capital growth.
  PORTFOLIO (Advisor Class)           The Portfolio normally invests at
  INVESTMENT ADVISER:  Directed       least 80% of its net assets (plus
  Services, Inc.                      any borrowings for investment
  INVESTMENT SUBADVISER: Jennison     purposes) in attractively valued
  Associates, LLC                     equity securities of companies
                                      with current or emerging earnings
                                      growth the Portfolio Manager
                                      believes to be not fully
                                      appreciated or recognized by the
                                      market.

--------------------------------------------------------------------------

ING JPMORGAN SMALL CAP EQUITY         A nondiversified Portfolio that
  PORTFOLIO (Advisor Class)           seeks capital growth over the long
  INVESTMENT ADVISER:  Directed       term. Under normal market
  Services, Inc.                      conditions, the Portfolio invests
  INVESTMENT SUBADVISER: J.P. Morgan  at least 80% of its total assets
  Asset Management, Inc.              in equity securities of small-cap
                                      companies.

--------------------------------------------------------------------------

ING JULIUS BAER FOREIGN PORTFOLIO     A nondiversified Portfolio that
  (Advisor Class)                     seeks total return from long-term
  INVESTMENT ADVISER:  Directed       capital growth and income. Under
  Services, Inc.                      normal conditions, the Portfolio
  INVESTMENT SUBADVISER: Julius Baer  will invest at least 80% of its
  Investment    Management, Inc.      total assets in a broad portfolio
                                      of equity securities of
                                      established foreign companies of
                                      various sizes, including foreign
                                      subsidiaries of U.S. companies,
                                      based in countries that are
                                      represented in the Morgan Stanley
                                      Capital International, Europe,
                                      Australia and Far East Index (the
                                      "EAFE Index").

--------------------------------------------------------------------------

ING LIQUID ASSETS PORTFOLIO (Advisor  Seeks high level of current income
  Class)                              consistent with the preservation
  INVESTMENT ADVISER:  Directed       of capital and liquidity. The
  Services, Inc.                      Portfolio Manager strives to
  INVESTMENT SUBADVISER: ING          maintain a stable $1 per share net
  Investment Management, LLC          asset value and its investment
                                      strategy focuses on safety of
                                      principal, liquidity and yield, in
                                      order of importance, to achieve
                                      this goal.

--------------------------------------------------------------------------

ING MARSICO GROWTH PORTFOLIO          Seeks capital appreciation. The
  (Advisor Class)                     Portfolio invests primarily in
  INVESTMENT ADVISER:  Directed       equity securities selected for
  Services, Inc.                      their growth potential. The
  INVESTMENT SUBADVISER: Marsico      Portfolio may invest in companies
  Capital Management, LLC             of any size, from larger,
                                      well-established companies to
                                      smaller, emerging growth companies.

--------------------------------------------------------------------------

ING MERCURY FOCUS VALUE PORTFOLIO     Seeks long-term growth of capital.
  (Advisor Class)                     The Portfolio tries to achieve its
  INVESTMENT ADVISER:  Directed       investment objective by investing
  Services, Inc.                      primarily in a diversified
  INVESTMENT SUBADVISER: Mercury      portfolio consisting of equity
  Advisors                            securities that the Portfolio
                                      Manager believes are undervalued
                                      relative to its assessment of the
                                      current or prospective condition
                                      of the issuer.

--------------------------------------------------------------------------

ING MERCURY FUNDAMENTAL GROWTH        Seeks long-term growth of capital.
  PORTFOLIO                           The Portfolio invests in a
  (Advisor Class)                     diversified portfolio consisting
  INVESTMENT ADVISER:  Directed       primarily of common stocks. The
  Services, Inc.                      Portfolio will generally invest at
  INVESTMENT SUBADVISER: Mercury      least 65% of its total assets in
  Advisors                            the following equity securities:
                                      common stock, convertible
                                      preferred stock, securities
                                      convertible into common stock and
                                      rights and warrants to subscribe
                                      to common stock.

--------------------------------------------------------------------------

                                       B4

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER         INVESTMENT OBJECTIVE
--------------------------------------------------------------------------

ING MFS MID-CAP GROWTH PORTFOLIO      A nondiversified Portfolio that
  (Advisor Class)                     seeks long-term growth of capital.
  INVESTMENT ADVISER:  Directed       The Portfolio normally invests at
  Services, Inc.                      least 80% of its net assets in
  INVESTMENT SUBADVISER:              common stocks and related
  Massachusetts Financial Services    securities (such as preferred
  Company                             stocks, convertible securities and
                                      depositary receipts) of companies
                                      with medium market capitalizations
                                      (or "mid-cap companies") which the
                                      Portfolio Manager believes have
                                      above-average growth potential.

--------------------------------------------------------------------------

ING MFS RESEARCH PORTFOLIO (Advisor   Seeks long-term growth of capital
  Class)                              and future income. The Portfolio
  INVESTMENT ADVISER:  Directed       normally invests at least 80% of
  Services, Inc.                      its net assets in common stocks
  INVESTMENT SUBADVISER:              and related securities (such as
  Massachusetts Financial Services    preferred stocks, convertible
  Company                             securities and depositary
                                      receipts). The Portfolio focuses
                                      on companies that the Portfolio
                                      Manager believes have favorable
                                      prospects for long-term growth,
                                      attractive valuations based on
                                      current and expected earnings or
                                      cash flow, dominant or growing
                                      market share and superior
                                      management.

--------------------------------------------------------------------------

ING MFS TOTAL RETURN PORTFOLIO        Seeks above-average income
  (Advisor Class)                     (compared to a portfolio entirely
  INVESTMENT ADVISER:  Directed       invested in equity securities)
  Services, Inc.                      consistent with the prudent
  INVESTMENT SUBADVISER:              employment of capital. Secondarily
  Massachusetts Financial Services    seeks reasonable opportunity for
  Company                             growth of capital and income. The
                                      Portfolio is a "balanced fund,"
                                      and invests in a combination of
                                      equity and fixed income securities.

--------------------------------------------------------------------------

ING PIMCO CORE BOND PORTFOLIO         Seeks maximum total return,
  (Advisor Class)                     consistent with preservation of
  INVESTMENT ADVISER:  Directed       capital and prudent investment
  Services, Inc.                      management. The Portfolio is
  INVESTMENT SUBADVISER: Pacific      diversified and seeks to achieve
  Investment Management Company, LLC  its investment objective by investing under normal
                                      circumstances at least 80% of its
                                      net assets (plus borrowings for
                                      investment purposes) in a
                                      diversified portfolio of fixed
                                      income instruments of varying
                                      maturities.

--------------------------------------------------------------------------

ING SALOMON BROTHERS ALL CAP          A nondiversified Portfolio that
  PORTFOLIO                           seeks capital appreciation through
  (Advisor Class)                     investment in securities which the
  INVESTMENT ADVISER:  Directed       Subadviser believes have
  Services, Inc.                      above-average capital appreciation
  INVESTMENT SUBADVISER: Salomon      potential. The Portfolio invests
  Brothers Asset     Management, Inc. primarily in common stocks and
                                      common stock equivalents, such as
                                      preferred stocks and securities
                                      convertible into common stocks, of
                                      companies the Portfolio Manager
                                      believes are undervalued in the
                                      marketplace.

--------------------------------------------------------------------------

ING SALOMON BROTHERS INVESTORS        Seeks long-term growth of capital.
  PORTFOLIO (Advisor Class)           Secondarily seeks current income.
  INVESTMENT ADVISER:  Directed       The Portfolio invests primarily in
  Services, Inc.                      equity securities of U.S.
  INVESTMENT SUBADVISER: Salomon      companies. The Portfolio may also
  Brothers Asset     Management, Inc. invest in other equity securities.
                                      To a lesser degree, the Portfolio
                                      invests in income producing
                                      securities such as debt securities.

--------------------------------------------------------------------------

                                       B5

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER         INVESTMENT OBJECTIVE
--------------------------------------------------------------------------

ING T. ROWE PRICE CAPITAL             Seeks, over the long-term, a high
  APPRECIATION PORTFOLIO (Advisor     total investment return,
  Class)                              consistent with the preservation
  INVESTMENT ADVISER:  Directed       of capital and prudent investment
  Services, Inc.                      risk. The Portfolio pursues an
  INVESTMENT SUBADVISER: T. Rowe      active asset allocation strategy
  Price Associates, Inc.              whereby investments are allocated
                                      among three asset classes - equity
                                      securities, debt securities and
                                      money market instruments.

--------------------------------------------------------------------------

ING T. ROWE PRICE EQUITY INCOME       Seeks substantial dividend income
  PORTFOLIO (Advisor Class)           as well as long-term growth of
  INVESTMENT ADVISER:  Directed       capital. The Portfolio normally
  Services, Inc.                      invests at least 80% of its assets
  INVESTMENT SUBADVISER: T. Rowe      in common stocks, with 65% in the
  Price Associates, Inc.              common stocks of well-established
                                      companies paying above-average
                                      dividends. The Portfolio may also
                                      invest in convertible securities,
                                      warrants and preferred stocks.

--------------------------------------------------------------------------

ING UBS U.S. BALANCED PORTFOLIO       Seeks to maximize total return
  (Advisor Class)                     over the long term by allocating
  INVESTMENT ADVISER:  Directed       its assets among stocks, bonds,
  Services, Inc.                      short-term instruments and other
  INVESTMENT SUBADVISER: UBS Global   investments. The Portfolio Manager
  Asset Management, (Americas) Inc.   allocates the Portfolio's assets
                                      among the following classes, or
                                      types, of investments: stocks,
                                      bonds, and short-term money market
                                      debt obligations.
--------------------------------------------------------------------------

ING VAN KAMPEN EQUITY GROWTH          Seeks long-term capital
  PORTFOLIO (Advisor Class)           appreciation. The Portfolio
  INVESTMENT ADVISER:  Directed       Manager seeks to maximize
  Services, Inc.                      long-term capital appreciation by
  INVESTMENT SUBADVISER: Van Kampen   investing primarily in
                                      growth-oriented equity securities
                                      of large-capitalization U.S. and,
                                      to a limited extent, foreign
                                      companies that are listed on U.S.
                                      exchanges or traded in U.S.
                                      markets.

--------------------------------------------------------------------------

ING VAN KAMPEN GLOBAL FRANCHISE       A nondiversified Portfolio that
  PORTFOLIO (Advisor Class)           seeks long-term capital
  INVESTMENT ADVISER:  Directed       appreciation. The Portfolio
  Services, Inc.                      Manager seeks long-term capital
  INVESTMENT SUBADVISER: Van Kampen   appreciation by investing
                                      primarily in equity securities of
                                      issuers located throughout the
                                      world that it believes have, among
                                      other things, resilient business
                                      franchises and growth potential.
                                      The Portfolio may invest of in the
                                      securities of companies of any
                                      size.

--------------------------------------------------------------------------

ING VAN KAMPEN GROWTH AND INCOME      Seeks long-term growth of capital
  PORTFOLIO  (Advisor Class)          and income. Under normal market
  INVESTMENT ADVISER:  Directed       conditions, the Portfolio Manager
  Services, Inc.                      seeks to achieve the Portfolio's
  INVESTMENT SUBADVISER: Van Kampen   investment objective by investing
                                      primarily in what it believes to
                                      be income-producing equity
                                      securities, including common
                                      stocks and convertible securities;
                                      although investments are also made
                                      in non-convertible preferred
                                      stocks and debt securities rated
                                      "investment grade," which are
                                      securities rated within the four
                                      highest grades assigned by
                                      Standard & Poor's ("S&P") or by
                                      Moody's Investors Service, Inc.
                                      ("Moody's").

--------------------------------------------------------------------------

ING VAN KAMPEN REAL ESTATE PORTFOLIO  A nondiversified Portfolio that
  (Advisor Class)                     seeks capital appreciation.
  INVESTMENT ADVISER:  Directed       Secondarily seeks current income.
  Services, Inc.                      The Portfolio invests at least 80%
  INVESTMENT SUBADVISER: Van Kampen   of its assets in equity securities
                                      of companies in the U.S. real
                                      estate industry that are listed on
                                      national exchanges or the National
                                      Association of Securities Dealers
                                      Automated Quotation System
                                      ("NASDAQ").

--------------------------------------------------------------------------

                                       B6

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER         INVESTMENT OBJECTIVE
--------------------------------------------------------------------------
ING PARTNERS, INC.

   151 Farmington Avenue, Hartford, CT 06156-8962

--------------------------------------------------------------------------

ING JPMORGAN FLEMING INTERNATIONAL    Seeks long-term growth of capital.
  PORTFOLIO (Class S)                 Invests primarily (at least 65% of
  INVESTMENT ADVISER: ING Life        total assets) in the equity
  Insurance and Annuity   Company     securities of foreign companies
  INVESTMENT SUBADVISER: J.P. Morgan  that the subadviser believes have
  Fleming Asset      Management       high growth potential. Will
  (London) Ltd.                       normally invest in securities of
                                      at least three different countries
                                      other than the U.S. and will
                                      invest in both developed and
                                      developing markets.

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ING SALOMON BROTHERS AGGRESSIVE       Seeks long-term growth of capital.
  GROWTH PORTFOLIO                    Invests primarily (at least 80% of
  (Class S)                           net assets under normal
  INVESTMENT ADVISER: ING Life        circumstances) in common stocks
  Insurance and Annuity   Company     and related securities, such as
  INVESTMENT SUBADVISER: Salomon      preferred stocks, convertible
  Brothers Asset     Management, Inc. securities and depositary
                                      receipts, of emerging growth
                                      companies.

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ING VAN KAMPEN COMSTOCK PORTFOLIO     Seeks capital growth and income.
  (Class S)                           Invests in a portfolio of equity
  INVESTMENT ADVISER:  ING Life       securities, including common
  Insurance and      Annuity Company  stocks, preferred stocks and
  INVESTMENT SUBADVISER:  Van Kampen  securities convertible into common and preferred stocks.

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ING VARIABLE INSURANCE TRUST

   7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

--------------------------------------------------------------------------

ING VP WORLDWIDE GROWTH PORTFOLIO     Seeks long-term capital
  (Service Class)                     appreciation. A nondiversified
  INVESTMENT ADVISER:  ING            Portfolio that under normal
  Investments, LLC                    conditions, invests at least 65%
                                      of net assets in equity securities
                                      of issuers located in at least
                                      three countries, one of which may
                                      be the U.S. Generally invests at
                                      least 75% of total assets in
                                      common and preferred stocks,
                                      warrants and convertible
                                      securities.

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ING VARIABLE PORTFOLIOS, INC.

     7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

--------------------------------------------------------------------------

ING VP BOND PORTFOLIO (Class S)       Seeks to maximize total return as
  INVESTMENT ADVISER:  ING            is consistent with reasonable
  Investments, LLC                    risk, through investment in a
  INVESTMENT SUBADVISER:  Aeltus      diversified portfolio consisting
  Investment                          of debt securities. Under normal
    Management, Inc.                  market conditions, invests at
                                      least 80% of net assets in
                                      high-grade corporate bonds,
                                      mortgage-related and other
                                      asset-backed securities, and
                                      securities issued or guaranteed by
                                      the U.S. Government, its agencies
                                      or instrumentalities. The
                                      Portfolio may invest up to 15% of
                                      total assets in high-yield
                                      instruments and up to 25% of total
                                      assets in foreign debt securities.

--------------------------------------------------------------------------

ING VP INDEX PLUS LARGECAP PORTFOLIO  Seeks to outperform the total
  (Class S)                           return performance of the Standard
  INVESTMENT ADVISER:  ING            & Poor's 500 Composite Index (S&P
  Investments, LLC                    500), while maintaining a market
  INVESTMENT SUBADVISER:  Aeltus      level of risk. Invests at least
  Investment                          80% of net assets in stocks
  Management, Inc.                    included in the S&P 500. The
                                      subadviser's objective is to
                                      overweight those stocks in the S&P
                                      500 that they believe will
                                      outperform the index and
                                      underweight or avoid those stocks
                                      in the S&P 500 that they believe
                                      will underperform the index.

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                                       B7

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER         INVESTMENT OBJECTIVE
--------------------------------------------------------------------------
ING VARIABLE PRODUCTS TRUST

     7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

--------------------------------------------------------------------------

ING VP GROWTH OPPORTUNITIES           Seeks long-term growth of capital.
  PORTFOLIO                           Invests primarily in common stock
  (Service Class)                     of U.S. companies that the
  INVESTMENT ADVISER:  ING            portfolio managers feel have above
  Investments, LLC                    average prospects for growth.
                                      Under normal market conditions,
                                      invests at least 65% of total
                                      assets in securities purchased on
                                      the basis of the potential for
                                      capital appreciation. These
                                      securities may be from large-cap,
                                      mid-cap or small-cap companies.

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ING VP MAGNACAP PORTFOLIO  (Service   Seeks growth of capital, with
  Class)                              dividend income as a secondary
  INVESTMENT ADVISER:  ING            consideration.  Normally invests
  Investments, LLC                    at least 80% of assets in common
                                      stocks of large companies, which
                                      are those included in the 500
                                      largest U.S. companies, as
                                      measured by total revenues, net
                                      assets, cash flow or earnings, or
                                      the 1,0000 largest companies as
                                      measured by equity market
                                      capitalization.

--------------------------------------------------------------------------

ING VP SMALLCAP OPPORTUNITIES         Seeks long-term capital
  PORTFOLIO                           appreciation. Normally invests at
  (Service Class)                     least 80% of assets in the common
  INVESTMENT ADVISER:  ING            stock of smaller, lesser-known
  Investments, LLC                    U.S. companies that are believed
                                      to have above average prospects
                                      for growth. For this Portfolio,
                                      smaller companies are those with
                                      market capitalizations that fall
                                      within the range of companies in
                                      the Russell 2000 Index.

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AIM VARIABLE INSURANCE FUNDS

       11 Greenway Plaza, Suite 100, Houston, TX 77046-1173

--------------------------------------------------------------------------

AIM V.I. DENT DEMOGRAPHIC TRENDS      Seeks long-term growth of capital.
  Fund (Series II)                    Seeks to meet its objective by
  INVESTMENT ADVISER:  A I M          investing in securities of
  Advisors, Inc.                      companies that are likely to
  INVESTMENT SUBADVISER:  H.S. Dent   benefit from changing demographic,
  Advisors, Inc.                      economic and lifestyle trends.
                                      These securities may include
                                      common stocks, convertible bonds,
                                      convertible preferred stocks and
                                      warrants of companies within a
                                      broad range of market
                                      capitalizations.

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FIDELITY(R) VARIABLE INSURANCE PRODUCTS PORTFOLIO

      82 Devonshire Street, Boston, MA 02109

--------------------------------------------------------------------------

FIDELITY(R) VIP EQUITY-INCOME         Seeks reasonable income. Also
  PORTFOLIO (Service                  considers the potential for
  Class 2)                            capital appreciation. Seeks to
  INVESTMENT ADVISER: Fidelity        achieve a yield which exceeds the
  Management &                        composite yield on the securities
    Research Co.                      comprising the Standard & Poor's
  INVESTMENT SUBADVISER: Subadviser:  500 Index. Normally invests at
  FMR Co., Inc.                       least 80% of total assets in
                                      income-producing equity securities
                                      (which tends to lead to
                                      investments in large cap "value"
                                      stocks).

--------------------------------------------------------------------------

FIDELITY(R) VIP GROWTH PORTFOLIO      Seeks to achieve capital
  (Service Class 2)                   appreciation. Normally invests
  INVESTMENT ADVISER: Fidelity        primarily in common stocks of
  Management &                        companies the investment adviser
    Research Co.                      believes have above-average growth
  INVESTMENT SUBADVISER: Subadviser:  potential (often called "growth"
  FMR Co., Inc.                       stocks).

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                                       B8

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER         INVESTMENT OBJECTIVE
--------------------------------------------------------------------------

INVESCO VARIABLE INVESTMENT FUNDS,
INC.

       7800 East Union Avenue, Denver, CO 80237

--------------------------------------------------------------------------

INVESCO VIF -- FINANCIAL SERVICES     Seeks capital growth. The Fund
  FUND                                normally invests at least 80% of
  INVESTMENT ADVISER:  INVESCO        its net assets in the equity
  Variable Investment Funds, Inc.     securities and equity-related
  INVESTMENT SUBADVISER:  INVESCO     instruments of companies involved
  Funds Group, Inc.                   in the financial services sector.
                                      These companies include, but are
                                      not limited to, banks (regional
                                      and money centers), insurance
                                      companies (life, property and
                                      casualty, and multi-line),
                                      investment and miscellaneous
                                      industries (asset managers,
                                      brokerage firms, and government
                                      sponsored agencies) and suppliers
                                      to financial services companies.
                                      At any given time, 20% of the
                                      Fund's assets is not required to
                                      be invested in the sector. In
                                      general, the Fund emphasizes
                                      companies that INVESCO believes
                                      are strongly managed and will
                                      generate above-average long-term
                                      capital appreciation.

--------------------------------------------------------------------------

INVESCO VIF -- HEALTH SCIENCES FUND   Seeks capital growth by normally
  INVESTMENT ADVISER:  INVESCO        investing at least 80% of its net
  Variable Investment Funds, Inc.     assets in the equity securities
  INVESTMENT SUBADVISER:  INVESCO     and equity-related instruments of
  Funds Group, Inc.                   companies that develop, produce,
                                      or distribute products or services
                                      related to health care. These
                                      companies include, but are not
                                      limited to, medical equipment or
                                      supplies, pharmaceuticals,
                                      biotechnology, and health care
                                      providers and services companies.
                                      At any given time, 20% of the
                                      Fund's assets is not required to
                                      be invested in the sector.

--------------------------------------------------------------------------

INVESCO VIF -- LEISURE FUND           Seeks capital growth. The Fund
  INVESTMENT ADVISER:  INVESCO        normally invests at least 80% of
  Variable Investment Funds, Inc.     its net assets in the equity
  INVESTMENT SUBADVISER:  INVESCO     securities and equity-related
  Funds Group, Inc.                   instruments of companies engaged
                                      in the design, production, and
                                      distribution of products related
                                      to leisure activities. These
                                      industries include, but are not
                                      limited to, hotels/gaming,
                                      publishing, advertising,
                                      beverages, audio/video,
                                      broadcasting-radio/TV, cable &
                                      satellite operators, cable &
                                      satellite programmers, motion
                                      pictures & TV, recreation
                                      services/entertainment, retail,
                                      and toys. At any given time, 20%
                                      of the Fund's assets is not
                                      required to be invested in the
                                      sector.

--------------------------------------------------------------------------

INVESCO VIF -- UTILITIES FUND         Seeks capital growth. It also
  INVESTMENT ADVISER:  INVESCO        seeks current income. The Fund
  Variable Investment Funds, Inc.     normally invests at least 80% of
  INVESTMENT SUBADVISER:  INVESCO     its net assets in the equity
  Funds Group, Inc.                   securities and equity-related
                                      instruments of companies engaged
                                      in utilities-related industries.
                                      These include, but are not limited
                                      to, companies that produce,
                                      generate, transmit, or distribute
                                      natural gas or electricity, as
                                      well as in companies that provide
                                      telecommunications services,
                                      including local, long distance and
                                      wireless. A portion of the Fund's
                                      assets are not required to be
                                      invested in the sector.

--------------------------------------------------------------------------

                                       B9

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER         INVESTMENT OBJECTIVE
--------------------------------------------------------------------------
LIBERTY VARIABLE INSURANCE TRUST

       600 Atlantic Avenue, Boston, MA 02210

--------------------------------------------------------------------------

COLONIAL SMALL CAP VALUE FUND         Seeks long-term growth by
  INVESTMENT ADVISER:  Columbia       investing primarily in small
  Management                          capitalization equities.
    Advisers, Inc.
--------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST

       840 Newport Center Drive,
Suite 300, Newport Beach, CA 92660

--------------------------------------------------------------------------

PIMCO HIGH YIELD PORTFOLIO            Seeks maximum total return,
  INVESTMENT ADVISER: Pacific         consistent with preservation of
  Investment                          capital and prudent investment
    Management Co.                    management.

--------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST

      60 State Street, Boston, MA 02019

--------------------------------------------------------------------------

PIONEER FUND VCT PORTFOLIO (Class II  Seeks reasonable income and
  Shares)                             capital growth. Invests in a broad
  INVESTMENT ADVISER:  Pioneer        list of carefully selected,
  Investment Management, Inc.         reasonably priced securities
                                      rather than in securities whose
                                      prices reflect a premium resulting
                                      from their current market
                                      popularity. Invests the major
                                      portion of its assets in equity
                                      securities, primarily of U.S.
                                      issuers.

--------------------------------------------------------------------------

PIONEER MID CAP VALUE VCT PORTFOLIO   Seeks capital appreciation by
  (Class II Shares)                   investing in a diversified
  INVESTMENT ADVISER:  Pioneer        portfolio of securities consisting
  Investment Management, Inc.         primarily of common stocks.
                                      Normally, invests at least 80% of
                                      total assets in equity securities
                                      of mid-size companies, that is,
                                      companies with market values
                                      within the range of market values
                                      of companies included in the
                                      Russell Midcap(R) Value Index.

--------------------------------------------------------------------------
PRO FUNDS VP

     3435 Stelzer Road, Suite 1000, P.O. Box 182100, Columbus, OH
43218-2000

--------------------------------------------------------------------------

PROFUND VP BULL                       Seeks daily investment results,
  INVESTMENT ADVISER: ProFund         before fees and expenses, that
  Advisors, LLC                       correspond to the daily
                                      performance of the S&P 500 Index.

--------------------------------------------------------------------------

PROFUND VP EUROPE 30                  Seeks daily investment results,
  INVESTMENT ADVISER:  ProFund        before fees and expenses, that
  Advisors, LLC                       correspond to the daily
                                      performance of the ProFunds Europe
                                      30 Index.

--------------------------------------------------------------------------

PROFUND VP RISING RATES OPPORTUNITY   Seeks daily investment results,
  INVESTMENT ADVISER: ProFund         before fees and expenses, that
  Advisors, LLC                       correspond to one and one-quarter
                                      times (125%) the inverse
                                      (opposite) of the daily price
                                      movement of the most recently
                                      issued 30-year U.S. Treasury Bond
                                      ("Long Bond").

--------------------------------------------------------------------------

PROFUND VP SMALL-CAP                  Seeks daily investment results,
  INVESTMENT ADVISER:  ProFund        before fees and expenses, that
  Advisors, LLC                       correspond to the daily
                                      performance of the Russell 2000
                                      Index.

--------------------------------------------------------------------------

                                       B10

FUND NAME AND
INVESTMENT ADVISER/SUBADVISER         INVESTMENT OBJECTIVE
--------------------------------------------------------------------------
PRUDENTIAL SERIES FUND, INC.

     751 Broad Street, Newark, NJ 07102

--------------------------------------------------------------------------

JENNISON PORTFOLIO (Class II)         Seeks to achieve long-term growth
  INVESTMENT ADVISER:  Prudential     of capital. Invests primarily in
  Investments, LLC                    equity securities of major,
  INVESTMENT SUBADVISER:  Jennison    established corporations that the
  Associates, LLC                     investment adviser believes offer
                                      above-average growth prospects.
                                      May invest up to 30% of total
                                      assets in foreign securities.
                                      Normally invests 65% of total
                                      assets in common stocks and
                                      preferred stocks of companies with
                                      capitalization in excess of $1
                                      billion.

--------------------------------------------------------------------------

SP JENNISON INTERNATIONAL GROWTH      Seeks long-term growth of capital.
  PORTFOLIO (Class II)                Invests in equity-related
  INVESTMENT ADVISER:  Prudential     securities of foreign issuers that
  Investments, LLC                    the subadviser thinks will
  INVESTMENT SUBADVISER:  Jennison    increase in value over a period of
  Associates, LLC                     years. Invests primarily in the
                                      common stock of large and
                                      medium-sized foreign companies.
                                      Under normal circumstances,
                                      invests at least 65% of total
                                      assets in common stock of foreign
                                      companies operating or based in at
                                      least five different countries.

--------------------------------------------------------------------------

                                       B11

--------------------------------------------------------------------------------
APPENDIX C
--------------------------------------------------------------------------------

                                FIXED ACCOUNT II

Fixed Account II ("Fixed Account") is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and ING USA Annuity and Life Insurance Company ("ING USA," the "Company," "we" or "our"). The Fixed Account, which is a segregated asset account of ING USA, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed Interest Allocations with guaranteed interest periods of 5, 7 and 10 years. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may offer additional guaranteed interest periods in some or all states, may not offer all guaranteed interest periods on all contracts or in all states and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically. We may credit a different interest rate for each interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by ING USA, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your contract. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return a contract for a refund as described in the prospectus.

THE FIXED ACCOUNT

You may allocate premium payments and transfer your Contract value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

Your Contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate. If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

GUARANTEED INTEREST RATES

Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion.

                                       C1

We cannot predict the level of future interest rates. For more information see the prospectus for Fixed Account II

TRANSFERS FROM A FIXED INTEREST ALLOCATION

You may transfer your Contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of ING USA's Separate Account B as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, cancelling dollar cost averaging will cause a transfer of the entire Contract value in such Fixed Interest Allocation to the Liquid Assets subaccount, and such a transfer will be subject to a Market Value Adjustment.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See "Optional Riders" in the prospectus.

WITHDRAWALS FROM A FIXED INTEREST ALLOCATION

During the accumulation phase, you may withdraw a portion of your Contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect. See "Optional Riders" in the prospectus.

MARKET VALUE ADJUSTMENT

A Market Value Adjustment may decrease, increase or have no effect on your Contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your Contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

CONTRACT VALUE IN THE FIXED INTEREST ALLOCATIONS

On the contract date, the Contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of Contract value in each Fixed Interest Allocation as follows:

                                       C2

     (1) We take the Contract value in the Fixed Interest Allocation at the end of the preceding business day.

     (2) We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day.

     (3)  We add (1) and

     (4)  We subtract from (3) any transfers from that Fixed Interest
          Allocation.

     (5) We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.

Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation. The Contract value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works are included in the prospectus for the Fixed Account

CASH SURRENDER VALUE

The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations, any Market Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your Contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

DOLLAR COST AVERAGING FROM FIXED INTEREST ALLOCATIONS

You may elect to participate in our dollar cost averaging program if you have at least $1,200 of Contract value in Fixed Account Interest Allocations with a guaranteed interest period of 1 year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or contract investment portfolio subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels. You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

SUSPENSION OF PAYMENTS

We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

MORE INFORMATION

See the prospectus for Fixed Account II.

                                       C3

--------------------------------------------------------------------------------
APPENDIX D
--------------------------------------------------------------------------------

                             FIXED INTEREST DIVISION

A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by ING USA Annuity and Life Insurance Company. The Fixed Interest Division is part of the ING USA General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated May 1, 2003. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service Center at (800) 366--0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.

                                       D1

--------------------------------------------------------------------------------
APPENDIX E
--------------------------------------------------------------------------------

                 SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $25,000 and additional premium payments of $25,000 in each of the second and third contract years, for total premium payments under the Contract of $75,000. It also assumes a withdrawal at the beginning of the third contract year of 30% of the contract value of $90,000. In this example, $13,500 (15% of $90,000) is maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $27,000 ($90,000 x .30). Therefore, $13,500 ($27,000 - $13,500) is considered an excess withdrawal and would be subject to a 4% surrender charge of $540 ($13,500 x .04). This example does not take into account any Market Value Adjustment or deduction of any premium taxes.

                                       E1

--------------------------------------------------------------------------------
APPENDIX F
--------------------------------------------------------------------------------

                 PRO-RATA WITHDRAWAL ADJUSTMENT FOR 7% SOLUTION
                         DEATH BENEFIT ELEMENT EXAMPLES

These examples assume that withdrawals have not exceeded 7% of premium in any year. They apply to the 7% Solution Death Benefit Element of the Max 7 Death Benefit.

EXAMPLE #1: THE CONTRACT VALUE (AV) IS LOWER THAN THE DEATH BENEFIT

     Assume a premium payment of $100,000, AV at the time of withdrawal of $87,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro-rata Withdrawal.

Calculate the Effect of the Withdrawal

     1.   The Special Withdrawal is $7,000 (7% of $100,000).

          MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

          AV after Special Withdrawal = $80,000 ($87,000 - $7,000)

          The Pro-rata Withdrawal is $20,000 ($27,000 - $7,000).

     2. Pro-rata Withdrawal Adjustment to MGDB = $30,000 ($120,000 * ($20,000 / $80,000))

          MGDB after Pro-rata Withdrawal = $90,000 ($120,000 - $30,000)

          AV after Pro-rata Withdrawal = $60,000 ($80,000 - $20,000)

EXAMPLE #2: THE CONTRACT VALUE (AV) IS GREATER THAN THE DEATH BENEFIT

     Assume a premium payment of $100,000, AV at the time of withdrawal of $167,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro-rata Withdrawal.

Calculate the Effect of the Withdrawal

     1.   The Special Withdrawal is $7,000 (7% of $100,000).

          MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

          AV after Special Withdrawal = $160,000 ($167,000 - $7,000)

          The Pro-rata Withdrawal is $20,000 ($27,000 - $7,000).

     2. Pro-rata Withdrawal Adjustment to MGDB = $15,000 ($120,000 * ($20,000 / $160,000))

          MGDB after Pro-rata Withdrawal = $105,000 ($120,000 - $15,000)

          AV after Pro-rata Withdrawal = $140,000 ($160,000 - $20,000)

                                       F1

EXAMPLE #3: THE CONTRACT VALUE (AV) IS EQUAL TO THE DEATH BENEFIT

     Assume a premium payment of $100,000, AV at the time of withdrawal of $127,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro-rata Withdrawal.

Calculate the Effect of the Withdrawal

     1.   The Special Withdrawal is $7,000 (7% of $100,000).

          MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

          AV after Special Withdrawal = $120,000 ($127,000 - $7,000)

          The Pro-rata Withdrawal is $20,000 ($27,000 - $7,000).

     2. Pro-rata Withdrawal Adjustment to MGDB = $20,000 ($120,000 * ($20,000 / $120,000))

          MGDB after Pro-rata Withdrawal = $100,000 ($120,000 - $20,000)

          AV after Pro-rata Withdrawal = $100,000 ($120,000 - $20,000)

                                       F1

--------------------------------------------------------------------------------
APPENDIX G
--------------------------------------------------------------------------------

                    SPECIAL FUNDS AND EXCLUDED FUNDS EXAMPLES

        EXAMPLE #1: The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element ("7% MGDB") of allocating your Contract Value to Special Funds.

-----------------------------------------    ---------------------------------------    --------------------------------------
        7% MGDB IF 50% INVESTED                      7% MGDB IF 0% INVESTED                   7% MGDB IF 100% INVESTED
            IN SPECIAL FUNDS                            IN SPECIAL FUNDS                          IN SPECIAL FUNDS
-----------------------------------------    ---------------------------------------    --------------------------------------

END OF YR   COVERED   SPECIAL    TOTAL       END OF YR  COVERED  SPECIAL    TOTAL       END OF YR COVERED   SPECIAL   TOTAL
      0       500       500      1,000            0      1,000       --     1,000            0        0       1000     1000
      1       535       500      1,035            1      1,070       --     1,070            1        0       1000     1000
      2       572       500      1,072            2      1,145       --     1,145            2        0       1000     1000
      3       613       500      1,113            3      1,225       --     1,225            3        0       1000     1000
      4       655       500      1,155            4      1,311       --     1,311            4        0       1000     1000
      5       701       500      1,201            5      1,403       --     1,403            5        0       1000     1000
      6       750       500      1,250            6      1,501       --     1,501            6        0       1000     1000
      7       803       500      1,303            7      1,606       --     1,606            7        0       1000     1000
      8       859       500      1,359            8      1,718       --     1,718            8        0       1000     1000
      9       919       500      1,419            9      1,838       --     1,838            9        0       1000     1000
     10       984       500      1,484           10      1,967       --     1,967           10        0       1000     1000
-----------------------------------------    ---------------------------------------    --------------------------------------



---------------------------------------    -------------------------------------
       7% MGDB IF TRANSFERRED TO                 7% MGDB IF TRANSFERRED TO
             SPECIAL FUNDS                             COVERED FUNDS
       AT THE BEGINNING OF YEAR 6                AT THE BEGINNING OF YEAR 6
---------------------------------------    -------------------------------------

END OF YR   COVERED   SPECIAL    TOTAL     END OF YR  COVERED  SPECIAL    TOTAL
      0      1,000        --     1,000          0         --    1,000     1,000
      1      1,070        --     1,070          1         --    1,000     1,000
      2      1,145        --     1,145          2         --    1,000     1,000
      3      1,225        --     1,225          3         --    1,000     1,000
      4      1,311        --     1,311          4         --    1,000     1,000
      5      1,403        --     1,403          5         --    1,000     1,000
      6         --     1,403     1,403          6      1,070       --     1,070
      7         --     1,403     1,403          7      1,145       --     1,145
      8         --     1,403     1,403          8      1,225       --     1,225
      9         --     1,403     1,403          9      1,311       --     1,311
     10         --     1,403     1,403         10      1,403       --     1,403
---------------------------------------    -------------------------------------

                                       G1

    EXAMPLE #2: The following examples are intended to demonstrate the impact on your 7% Solution Death Benefit Element ("7% MGDB") of allocating your Contract Value to Excluded Funds.

     ---------------------------------------------------------------------------
                       7% MGDB IF 50% INVESTED IN EXCLUDED FUNDS

     ---------------------------------------------------------------------------
                      Covered           Excluded            Total
                 --------------------------------------------------------
      End of yr  7% MGDB                                                  Death
                             AV    "7% MGDB"    AV    7% MGDB     AV     Benefit
          0        500      500       500      500     1,000       1,000  1,000
          1        535      510       535      510     1,045       1,020  1,045
          2        572      490       572      490     1,062         980  1,062
          3        613      520       613      520     1,133       1,040  1,133
          4        655      550       655      550     1,205       1,100  1,205
          5        701      450       701      450     1,151         900  1,151
          6        750      525       750      525     1,275       1,050  1,275
          7        803      600       803      600     1,403       1,200  1,403
          8        859      750       859      750     1,609       1,500  1,609
          9        919      500       919      500     1,419       1,000  1,419
         10        984      300       984      300     1,284         600  1,284
     ---------------------------------------------------------------------------


-------------------------------------    ---------------------------------------
       7% MGDB IF 0% INVESTED                  7% MGDB IF 100% INVESTED
         IN EXCLUDED FUNDS                        IN EXCLUDED FUNDS

-------------------------------------    ---------------------------------------
               Covered                                 Excluded
         --------------------                    ---------------------
   End                        Death        End                            Death
  of yr   7% MGDB       AV    Benefit     of yr   "7% MGDB"      AV      Benefit
    0      1,000       1,000   1,000         0     1,000        1,000     1,000
    1      1,070       1,020   1,070         1     1,070        1,020     1,020
    2      1,145         980   1,145         2     1,145          980       980
    3      1,225       1,040   1,225         3     1,225        1,040     1,040
    4      1,311       1,100   1,311         4     1,311        1,100     1,100
    5      1,403         900   1,403         5     1,403          900       900
    6      1,501       1,050   1,501         6     1,501        1,050     1,050
    7      1,606       1,200   1,606         7     1,606        1,200     1,200
    8      1,718       1,500   1,718         8     1,718        1,500     1,500
    9      1,838       1,000   1,838         9     1,838        1,000     1,000
    10     1,967         600   1,967        10     1,967          600       600
-------------------------------------    ---------------------------------------

              Note: AV are hypothetical illustrative values. Not a projection.
                    "7% MGDB" for Excluded funds is notional. Not payable as a benefit. Death Benefit for Excluded Funds equals Accumulation Value (AV)

                                       G2

    ----------------------------------------------------------------------------
           TRANSFER FROM COVERED FUNDS TO EXCLUDED FUNDS
                    AT THE BEGINNING OF YEAR 6
    ----------------------------------------------------------------------------
                    Covered            Excluded            Total
               ---------------------------------------------------------
    end of yr  7% MGDB     AV      "7%        AV     7% MGDB     AV       Death
                                   MGDB"                                 Benefit
        --      1,000     1,000       --       --     1,000     1,000     1,000
         1      1,050     1,020       --       --     1,050     1,020     1,050
         2      1,103       980       --       --     1,103       980     1,103
         3      1,158     1,040       --       --     1,158     1,040     1,158
         4      1,216     1,100       --       --     1,216     1,100     1,216
         5      1,276       900       --       --     1,276       900     1,276
         6         --       --     1,340     1,050    1,050     1,050     1,050
         7         --       --     1,407     1,200    1,200     1,200     1,200
         8         --       --     1,477     1,500    1,500     1,500     1,500
         9         --       --     1,551     1,000    1,000     1,000     1,000
        10         --       --     1,629       600       600      600       600
    ----------------------------------------------------------------------------

           Note: 7% MGDB transferred to Excluded Funds equals the 7% MGDB in Covered Funds (or pro-rata portion thereof for partial transfer). Transfers from Special Funds to Excluded Funds work the same as Covered to Excluded (except 7% MGDB in Special Funds does not accumulate).

    ----------------------------------------------------------------------------
           TRANSFER FROM EXCLUDED FUNDS TO COVERED FUNDS
                    AT THE BEGINNING OF YEAR 6
    ----------------------------------------------------------------------------
                    Covered            Excluded            Total
               ---------------------------------------------------------
    end of yr  7% MGDB     AV      "7%        AV     7% MGDB     AV       Death
                                   MGDB"                                 Benefit
        --         --       --     1,000     1,000    1,000     1,000     1,000
        1          --       --     1,050     1,020    1,020     1,020     1,020
        2          --       --     1,103       980      980       980       980
        3          --       --     1,158     1,040    1,040     1,040     1,040
        4          --       --     1,216     1,100    1,100     1,100     1,100
        5          --       --     1,276       900      900       900       900
        6          945    1,050       --       --       945     1,050     1,050
        7          992    1,200       --       --       992     1,200     1,200
        8       1,042     1,500       --       --     1,042     1,500     1,500
        9       1,094     1,000       --       --     1,094     1,000     1,094
       10       1,149       600       --       --     1,149       600     1,149
    ----------------------------------------------------------------------------

             Note: 7% MGDB transferred to Covered Funds is the lesser of 7% MGDB in Excluded Funds (or portion thereof for partial transfer) and AV transferred to Covered Funds. Transfers from Excluded Funds to Special Funds work the same as Excluded to Covered (except 7% MGDB in Special Funds does not accumulate).

                                       G3

--------------------------------------------------------------------------------
APPENDIX H
--------------------------------------------------------------------------------

             EXAMPLES OF ADJUSTMENTS TO THE MGWB WITHDRAWAL ACCOUNT
            AND THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT FOR WITHDRAWALS
                IN EXCESS OF THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT
                          ("EXCESS WITHDRAWAL AMOUNT")

EXAMPLE #1: OWNER HAS INVESTED ONLY IN COVERED FUNDS

         Assume the Contract Value ("CV") before the withdrawal is $100,000 and is invested in Covered Funds only, the Eligible Payment Amount ("EPA") is $100,000, the Maximum Annual Withdrawal Amount ("MAW") is $7,000, the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

         The new CV is $90,000  ($100,000 - $10,000).

         The Excess Withdrawal Amount is $3,000 ($10,000 - $7,000).

         The Covered Withdrawal Account is first reduced dollar-for-dollar by the portion of the withdrawal up to the MAW to $113,000 ($120,000 - $7,000), and is then reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $109,354.84 ($113,000 * (1 - $3,000 / 93,000)).

         The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA or $6,774.19 ($96.774.19 * 7%).

EXAMPLE #2: OWNER HAS INVESTED ONLY IN EXCLUDED FUNDS

         Assume the Contract Value ("CV") before the withdrawal is $100,000 and is invested in Excluded Funds only, the Eligible Payment Amount ("EPA") is $100,000, the Maximum Annual Withdrawal Amount ("MAW") is $7,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $120,000, and a withdrawal of $10,000 is made. The effect of the withdrawal is calculated as follows:

         The new CV is $90,000  ($100,000 - $10,000).

         The Excess Withdrawal Amount is $3,000 ($10,000 - $7.000).

         The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the entire amount withdrawn to the CV (before the withdrawal) to $108,000 ($120,000 * (1 - $10,000 / $100,000)).

         The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000/$93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA or $6,774.19 ($96.774.19 * 7%).

                                       H1

EXAMPLE #3: OWNER HAS INVESTED IN BOTH COVERED AND EXCLUDED FUNDS

         Assume the Contract Value ("CV") before the withdrawal is $100,000 and is invested $60,000 in Covered Funds and $40,000 in Excluded Funds. Further assume that the Eligible Payment Amount ("EPA") is $100,000, the Maximum Annual Withdrawal Amount ("MAW") is $7,000, the MGWB Withdrawal Account allocated to Covered Funds ("Covered Withdrawal Account") is $75,000, the MGWB Withdrawal Account allocated to Excluded Funds ("Excluded Withdrawal Account") is $45,000, and a withdrawal is made of $10,000 ($8,000 from Covered Funds and $2,000 from Excluded Funds).

         The new CV for Covered Funds is $52,000 ($60,000 - $8,000), and the new CV for Excluded Funds is $38,000 ($40,000 - $2,000).

         The Covered Withdrawal Account is first reduced dollar-for-dollar by the lesser of the MAW ($7,000) and the amount withdrawn from Covered Funds ($8,000) to $68,000 ($75,000 - $7,000), and is then reduced pro-rata based on the ratio of any Excess Withdrawal Amount from Covered Funds to the CV in Covered Funds (after being reduced for the withdrawal up to the MAW) to $66,716.98 ($68,000 * (1 - $1,000 / $53,000).

         The Excluded Withdrawal Account is reduced pro-rata based on the ratio of the amount withdrawn from Excluded Funds to the CV in Excluded Funds (prior to the withdrawal) to $42,750 ($45,000 * (1 - $2,000 / $40,000)).

The EPA is reduced pro-rata based on the ratio of the Excess Withdrawal Amount to the CV (after being reduced for the withdrawal up to the MAW) to $96,774.19 ($100,000 * (1 - $3,000 / $93,000)). The reduction to the EPA for withdrawals of Excess Withdrawal Amount is applied pro-rata regardless of whether CV is allocated to Covered or Excluded Funds. The MAW is then recalculated to be 7% of the new EPA or $6,774.19 ($96.774.19 * 7%).

                                       H2

--------------------------------------------------------------------------------
APPENDIX I
--------------------------------------------------------------------------------

                   DEATH BENEFITS FOR YR-2001 CONTRACT OWNERS

THE PURPOSE OF THIS APPENDIX IS TO DESCRIBE THE DEATH BENEFITS APPLICABLE TO CONTRACT OWNERS IN YR-2001. OTHER THAN AS DESCRIBED BELOW, PLEASE SEE THE PROSPECTUS FOR A FULL DESCRIPTION OF YOUR DEATH BENEFIT OPTIONS AND OTHER CONTRACT FEATURES. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS. AS USED IN THIS APPENDIX, "NON-SPECIAL FUNDS" HAS THE SAME MEANING AS "COVERED FUNDS" IN THE PROSPECTUS. We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The BASE DEATH BENEFIT is equal to the greater of:

     1)   the contract value; and

     2)   the cash surrender value.

The STANDARD DEATH BENEFIT equals the GREATEST of the Base Death Benefit, the floor, and the SUM of:

     1)   the contract value allocated to Special Funds; and

     2) the Standard Minimum Guaranteed Death Benefit for amounts allocated to Non-Special Funds.

The Standard Minimum Guaranteed Death Benefit equals:

     1) the initial premium payment allocated to Special and Non-Special Funds, respectively;

     2) increased by premium payments and adjusted for transfers, allocated to Special and Non-Special Funds, respectively, after issue; and

     3) reduced by a pro-rata adjustment for any withdrawal or transfer taken from the Special and Non-Special Funds, respectively.

          In the event of transfers from Special to Non-Special funds, the increase in the Minimum Guaranteed Death Benefit of the Non-Special Fund will equal the lesser of the reduction in the Minimum Guaranteed Death Benefit in the Special Fund and the contract value transferred. In the event of transfers from Non-Special to Special Funds, the increase in the Minimum Guaranteed Death Benefit of the Special Fund will equal the reduction in the Minimum Guaranteed Death Benefit in the Non-Special Fund.

THE FLOOR FOR THE DEATH BENEFIT IS the total premium payments made under the Contract reduced by a pro-rata adjustment for any withdrawal.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit and the Enhanced Death Benefit option elected. For purposes of calculating the Enhanced Death Benefits, certain investment portfolios, and the Fixed Account are designated as "Special Funds." For Contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Bond Portfolio; the ING PIMCO Core Bond Portfolio; the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and

                                       I1
also with respect to new transfers to such investment portfolio. Selecting a Special Fund may limit or reduce the enhanced death benefit. For the period during which a portion of the contract value is allocated to a Special Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The 7% SOLUTION ENHANCED DEATH BENEFIT, equals the GREATEST of:

     1)   the Standard Death Benefit;

     2)   the floor; and

     3) the sum of the contract value allocated to Special Funds and the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds.

The 7% Solution Minimum Guaranteed Death Benefit for Special and Non-Special Funds equals the lesser of:

     1) premiums, adjusted for withdrawals and transfers, accumulated at 7% until the earlier of attainment of age 80 or reaching the cap (equal to 3 times all premium payments, as reduced by adjustments for withdrawals) and thereafter at 0%, subject to a floor as described below, and

     2)   the cap.

Withdrawals of up to 7% per year of cumulative premiums are referred to as special withdrawals. Special withdrawals reduce the 7% Solution Minimum Guaranteed Death Benefit by the amount of contract value withdrawn. For any other withdrawals (withdrawals in excess of the amount available as a special withdrawal), a pro-rata adjustment to the 7% Solution Minimum Guaranteed Death Benefit is made. The amount of the pro-rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before the withdrawal. The amount of the pro-rata adjustment for withdrawals from Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap for Special Funds on a pro-rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the 7% Solution Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred. The increase in the cap for Non-Special Funds will equal the reduction in the cap for Special Funds.

Transfers from Non-Special to Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap in the Non-Special Funds on a pro-rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Special Funds will equal the reduction in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Non-Special Funds.

THE FLOOR FOR THE 7% SOLUTION ENHANCED DEATH BENEFIT is determined by the same calculations described above for the 7% Solution Minimum Guaranteed Death Benefit except as follows: If you transfer contract value to a Special Fund, the minimum floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the 7% annual effective rate as described above, subject to the age limit and the cap described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals will reduce the floor as described for the minimum guaranteed death benefit above. Your death benefit will be the greater of the floor and the death benefit determined as described above.

                                       I2

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the GREATEST of:

     1)   the Standard Death Benefit;

     2)   the floor; and

     3) the sum of the contract value allocated to Special Funds and the Annual Ratchet Minimum Guaranteed Death Benefit allocated to Non-Special Funds.

The Annual Ratchet Minimum Guaranteed Death Benefit equals:

     1) the initial premium allocated at issue to Special and Non-Special Funds, respectively;

     2) increased dollar for dollar by any premium allocated after issue to Special and Non-Special funds, respectively;

     3) for Non-Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Non-Special Funds, and transfers between Special and Non-Special Funds) and the current contract value allocated to Non-Special Funds;

     (4) for Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds from the prior anniversary (adjusted for new premiums, partial withdrawals allocated to Special Funds, and transfers between Special and Non-Special and Non-Special Funds) and the current contract value allocated to Special Funds.

Withdrawals reduce the Annual Ratchet Minimum Guaranteed Death Benefit on a pro-rata basis, based on the amount withdrawn from the Special and Non-Special Funds, respectively. The amount of the pro-rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before withdrawal. The amount of the pro-rata adjustment for Special Funds will equal (a) times (b) divided by
(c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal. Transfers from Special to Non-Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds on a pro-rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred.

Transfers from Non-Special to Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds on a pro-rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit for the Special Funds will equal the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit for the Non-Special Funds.

THE FLOOR FOR THE ANNUAL RATCHET ENHANCED DEATH BENEFIT is determined as described above for the Annual Ratchet Minimum Guaranteed Death Benefit except that all investments will be treated as Non-Special Funds.

The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit. Under this death benefit option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.

                                       I3

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

DEATH BENEFITS FOR EXCLUDED FUNDS

We will be designating certain investment portfolios as "Excluded Funds." Excluded Funds will include certain investment portfolios that, due to their volatility, will be excluded from the death benefit guarantees that might otherwise be provided. We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact your death benefit. For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, your death benefit attributable to that allocation will equal the contract value of that allocation. Any guarantee of death benefit in excess of contract value otherwise provided with regard to allocations to Non-Excluded Funds, does not apply to allocations to Excluded Funds. The death benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

Transfers from Excluded Funds to Non-Excluded funds will reduce all death benefit components for Excluded Funds on a pro-rata basis. Except with respect to any maximum guaranteed death benefit, the resulting increase in the Non-Excluded Funds death benefit component will equal the lesser of the reduction in the death benefit for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed death benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed death benefit will equal the reduction in the maximum guaranteed death benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds death benefit components on a pro-rata basis. The resulting increase in the death benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds death benefit components.

                                       I4

--------------------------------------------------------------------------------
APPENDIX J
--------------------------------------------------------------------------------

             DEATH BENEFITS FOR MAY-2002 AND YR-2003 CONTRACT OWNERS

The following is a description of the 7% Solution Enhanced Death Benefit, the Annual Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit for May-2002 and Yr-2003 contract owners. Other than as described below, please see the prospectus for a full description of your death benefit options and other Contract features. Capitalized terms have the same meaning as described in the prospectus. The 7% SOLUTION ENHANCED DEATH BENEFIT is the greater of:

     1)   the Standard Death Benefit; and

     2)   the lesser of:

          a) 3 times all premium payments, adjusted for withdrawals (the "cap"); or

          b) the SUM OF the 7% Solution Minimum Guaranteed Death Benefit ("7% MGDB") allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds.

For purposes of calculating the 7% Solution Enhanced Death Benefit, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio, the ING Limited Maturity Bond Portfolio, the ING VP Bond Portfolio, the ING PIMCO Core Bond Portfolio, the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account.

No investment options are currently designated as Excluded Funds.

The 7% MGDB allocated to Covered Funds equals premiums allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or the 7% MGDB reaches the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

The 7% MGDB allocated to Special Funds equals premiums allocated to Special Funds, adjusted for withdrawals and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds. The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the 7% MGDB on a pro-rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category. Net transfers from among the Funds will reduce the 7% MGDB in the Funds on a pro-rata basis.

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the greater of:

                                       J1

     1)   the Standard Death Benefit; and

     2) the Annual Ratchet Minimum Guaranteed Death Benefit ("Annual Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds, less any credits added within 1 year prior to death.

No funds are currently designated as Excluded Funds for purposes of the Annual Ratchet MGDB. The Annual Ratchet MGDB allocated to Covered Funds on the contract date equals the premium and credits allocated to Covered Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Covered Funds will be set to the greater of:

     1) the current contract value in Covered Funds (after deductions occurring as of that date); or

     2) the Annual Ratchet MGDB in Covered Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums, credits, and partial withdrawals attributable to Covered Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Covered Funds is equal to the Annual Ratchet MGDB in the Covered Funds from the last contract anniversary, adjusted for new premiums, credits, and partial withdrawals attributable to Covered Funds, and transfers.

The Annual Ratchet MGDB allocated to Excluded Funds on the contract date equals the premium and credits allocated to Excluded Funds. The calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On the contract date, the Annual Ratchet MGDB allocated to Excluded Funds is equal to the premium and credits allocated to Excluded Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Excluded Funds will be set to the greater of:

     1) the current contract value in Excluded Funds (after deductions occurring as of that date); or

     2) the Annual Ratchet MGDB in the Excluded Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums and credits and partial withdrawals attributable to Excluded Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Excluded Funds is equal to the Annual Ratchet MGDB in the Excluded Funds from the last contract anniversary, adjusted for new premiums, credits, and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Annual Ratchet MGDB on a pro-rata basis. The pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested. Net transfers from Covered Funds to Special or Excluded Funds will reduce the 7% MGDB in Covered Funds on a pro-rata basis. The increase in the 7% MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the 7% MGDB in Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the Annual Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Annual Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Annual Ratchet MGDB in Excluded Funds. The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the 7% Solution Enhanced Death Benefit or the Annual Ratchet Enhanced Death Benefit described above. Each Enhanced Death Benefit is determined independently of the other at all times.

MORTALITY AND EXPENSE RISK CHARGE

The mortality and expense risk charge depends on the category of contract owners to which you belong and on the death benefit that you chose. The mortality and expense risk charge (depending on the death benefit

                                       J2
you chose) and the asset-based administrative charge, on an annual basis, for Yr-2003 contract owners are as follows:

   YR-2003:

       ------------------------------------------------------------------------------------------------
                                               STANDARD            ENHANCED DEATH BENEFITS
                                                DEATH       ANNUAL
                                               BENEFIT      RATCHET        7% SOLUTION       MAX 7
       ------------------------------------------------------------------------------------------------
        Mortality & Expense Risk Charge         1.50%       1.75%            1.85%          1.95%
        Asset-Based Administrative Charge       0.15%       0.15%            0.15%          0.15%
            Total                               1.65%       1.90%            2.00%          2.10%
       ------------------------------------------------------------------------------------------------

The mortality and expense risk charge is deducted each business day at the rate of .004141% (Standard); .004837% (Annual Ratchet); .005117% (7% Solution); or
..005395% (Max 7), respectively, for each day since the previous business day.

                                       J3

--------------------------------------------------------------------------------
APPENDIX K
--------------------------------------------------------------------------------

               OPTIONAL RIDER BENEFITS FOR YR-2001 CONTRACT OWNERS

The following is a description of the optional rider benefits for Yr-2001 contract owners who elected an optional rider benefit.

OPTIONAL RIDER CHARGES

     MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

           ----------------- ------------------------------------------------
           Waiting Period    Quarterly Charge
           ----------------- ------------------------------------------------
           10 Year           0.125% of the MGAB Charge Base (0.50% annually)
           20 Year           0.125% of the MGAB Charge Base (0.50% annually)
           ----------------- ------------------------------------------------


The MGAB Charge Base is the total of (i) the MGAB Base on the rider date and
(ii) premiums during the 2-year period commencing on the rider date, reduced pro-rata for withdrawals and reduced for transfers made within the last 3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization. The MGAB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

           ------------- -----------------------------------------------
           MGIB Rate     Quarterly Charge

           ------------- -----------------------------------------------
           7%            0.125% of the MGIB Charge Base (0.50% annually)
           ------------- -----------------------------------------------

The MGIB Charge Base is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date, reduced pro-rata for all withdrawals taken while the MGIB rider is in effect, and accumulated at the MGIB Rate (7%) to the earlier of age 80 and reaching the MGIB Base Maximum. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Charge Base immediately prior to the surrender or annuitization. The MGIB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.125% (0.50% annually) of the original MGWB Eligible Payment Amount. The original MGWB Eligible Payment Amount is equal to all premiums paid during the first two contract years following the rider date. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount immediately prior to the surrender or annuitization.

                                       K1

OPTIONAL RIDER BENEFITS

MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB) RIDER. The MGAB rider is an optional benefit which provides you with an MGAB benefit intended to guarantee a minimum contract value at the end of a specified waiting period. The MGAB is a one-time adjustment to your contract value in the event your contract value on the MGAB Benefit Date is less than a specified amount. The MGAB rider may offer you protection in the event your Contract loses value during the MGAB waiting period. For discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges." The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and, other than for allocations to Special Funds, guarantees that your contract value at the end of ten years will at least equal your initial premium payment, reduced pro-rata for withdrawals. Transfers made within 3 years prior to the MGAB Benefit Date will also reduce the benefit pro-rata. The twenty-year option has a waiting period of twenty years and, other than allocations to Special Funds, guarantees that your contract value at the end of twenty years will at least equal two times your initial premium payment, reduced pro-rata for withdrawals and reduced for transfers made within 3 years prior to the MGAB Benefit Date. If you add the 20-year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special Funds, may prevent the MGAB Base from doubling over the waiting period. On the MGAB Benefit Date, which is the next business day after the applicable waiting period, we calculate your Minimum Guaranteed Accumulation Benefit.

     CALCULATING THE MGAB.  We calculate your MGAB as follows:

        1. WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

             The MGAB Base is tracked separately for Special and Non-Special Funds, based on the initial allocation of premium (or contract value), subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Benefit Date. THE AGGREGATE MGAB BASE EQUALS THE SUM OF (1) THE LESSER OF THE MGAB BASE ALLOCATED TO SPECIAL FUNDS AND THE CONTRACT VALUE IN THE SPECIAL FUNDS; AND (2) THE MGAB BASE FOR NON-SPECIAL FUNDS. THUS, INVESTING IN THE SPECIAL FUNDS MAY LIMIT THE MGAB BENEFIT. HOWEVER, THE MGAB BASE IS ALSO SUBJECT TO A "FLOOR" WHICH MAY PARTIALLY OFFSET THE EFFECTS OF INVESTING IN SPECIAL FUNDS. If you purchased the MGAB rider on the contract date, and

               (i) elected the ten-year option, your MGAB Base for Special and Non-Special Funds is equal to your initial premium plus any additional premium added to your Contract during the 2-year period after your rider date, reduced pro-rata for any withdrawals and any transfers made within 3 years prior to the MGAB Benefit Date; or

               (ii) elected the twenty-year option your MGAB Base for Special and Non-Special Funds is equal to your initial premium, plus any additional premium added to your Contract during the 2-year period after your contract date, accumulated at the MGAB Rate reduced pro-rata for any withdrawals and reduced for any transfers made within 3 years prior to the MGAB Benefit Date. The MGAB Rate is the annual effective rate of 3.5265%. Accumulation of eligible additional premiums starts on the date the premium was received.

             If you purchased the MGAB rider after the contract date, your MGAB Base is equal to your contract value on the rider date, plus premiums added during the 2-year period after your rider date, accumulated at the MGAB Rate (if applicable, as described above) and adjusted pro-rata for withdrawals and transfers as described below.

                                       K2

             Only premiums added to your Contract during the 2-year period after your rider date are included in the MGAB Base. Any additional premium payments you added to your contract after the second rider anniversary are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary. Withdrawals taken while the MGAB rider is in effect, as well as transfers made within 3 years prior to the MGAB Benefit Date, will reduce the value of your MGAB Base pro-rata. This means that the MGAB Base (and the MGAB Charge Base) will be reduced by the same percent as the percent of contract value that was withdrawn (or transferred). We will look to your contract value immediately before the withdrawal or transfer when we determine this percent.

             Net transfers from Special Funds to Non-Special Funds will reduce the MGAB Base and MGAB Charge Base allocated to Special Funds on a pro-rata basis. If the transfer is made more than 3 years before the Benefit Date, there will be a corresponding increase in the MGAB Base for Non-Special Funds equal to the lesser of the reduction in the MGAB Base for Special Funds and the net contract value transferred.

             Net transfers from Non-Special Funds to Special Funds will reduce the MGAB Base and MGAB Charge Base allocated to Non-Special Funds on a pro-rata basis. If the transfer is made more than 3 years before the Benefit Date, there will be a corresponding increase in the MGAB Base for Special Funds equal to the reduction in the MGAB Base for Non-Special Funds.

        2. THEN WE DETERMINE THE FLOOR. The floor will be calculated in the same manner as the MGAB Base described above, except as follows:
             For the ten-year option, all investments will be treated as Non-Special Funds. For the twenty-year option, if you transfer contract value to a Special Fund more than 3 years before the Benefit Date, the floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the MGAB Rate described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals and other transfers will reduce the floor as described for the MGAB Base above.

        3. WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB BENEFIT DATE FROM THE GREATER OF THE FLOOR AND YOUR AGGREGATE MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

        4. ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it to the subaccounts in which you are invested pro-rata based on the proportions of your then contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Benefit Date, we will allocate the MGAB to the Liquid Assets subaccount on your behalf. After the crediting of the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

     PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the Rider Date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

                                       K3

     THE MGAB BENEFIT DATE. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Benefit Date is your 10th contract anniversary for the ten-year option or 20th contract anniversary for the twenty-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Benefit Date will be the first contract anniversary occurring after 10 years (for the ten-year option) or 20 years (for the twenty-year option) after the rider date. The MGAB rider is not available if the MGAB Benefit Date would fall beyond the latest annuity start date.

     CANCELLATION. If you elected the twenty-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. If you purchased the MGAB rider during the 30-day period following the contract date, your one-time right to cancel the rider occurs on the tenth anniversary of your contract date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If the MGAB rider is terminated before the MGAB Benefit Date, you will not be credited with the MGAB and we assess the pro-rata portion of the MGAB rider changes for the current quarter.

     NOTIFICATION. Any crediting of the MGAB will be reported in your first quarterly statement following the MGAB Benefit Date. MINIMUM GUARANTEED INCOME BENEFIT (MGIB) RIDER. The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to the Special Funds, the MGIB Rate, the adjustment for Special Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds may limit the MGIB benefit. However, the MGIB Benefit Base is also subject to a "floor" which may partially offset the effects of investing in Special Funds.

For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider Charges." Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

        (i) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the ING USA Fixed Account prospectus) on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

        (ii) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the ING USA Fixed Account prospectus) on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

        (iii)the MGIB annuity income based on the greater of the floor and your MGIB Benefit Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust both the floor and the MGIB Benefit Base for any premium tax recovery and Market Value Adjustment (see the ING USA Fixed Account prospectus) that would otherwise apply at annuitization.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

     DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

                                       K4

        1. WE FIRST DETERMINE YOUR MGIB BENEFIT BASE. The MGIB Benefit Base is only a calculation used to determine the MGIB. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum. The MGIB Base is tracked separately for Special and Non-Special Funds, based on initial allocation of eligible premium (or contract value) and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The MGIB Benefit Base equals the sum of (1) the contract value of Special Funds, and (2) the MGIB Base for Non-Special Funds.

             The MGIB Base is equal to the lesser of (i) and (ii) where:

             (a) is your initial premium (or contract value on the rider date if you purchased the MGIB rider after the contract date), plus any eligible additional premiums added to your Contract, reduced pro-rata by all withdrawals taken while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the MGIB Base Maximum, and at 0% thereafter; and

             (b) is the MGIB Base Maximum, which equals 200% of allocated eligible premiums, adjusted for withdrawals and transfers.

             Eligible additional premium payments are those added more than 5 years before the earliest MGIB Benefit Date and are included in the MGIB Base. Premiums paid after that are excluded from the MGIB Base.

             Net transfers from Special Funds to Non-Special Funds will reduce the MGIB Base and MGIB Base Maximum allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Base for Non-Special Funds will equal the lesser of the reduction in the MGIB Base for Special Funds and the net contract value transferred. The increase in the MGIB Base Maximum for Non-Special Funds equals the reduction in the MGIB Base Maximum for Special Funds.

             Net transfers from Non-Special Funds to Special Funds will reduce the MGIB Base and MGIB Base Maximum allocated to Non-Special Funds on a pro-rata basis. The resulting increase in the MGIB Base and the MGIB Base Maximum for Special Funds equals the reduction in the MGIB Base and MGIB Base Maximum for Non-Special Funds. Transfers to one or more Special Funds could reduce the MGIB Benefit. The MGIB Rate is currently 7%. The Company may at its discretion discontinue offering this rate. The MGIB Rate is an annual effective rate.

        2. WE THEN DETERMINE THE FLOOR. The floor will be calculated in the same manner as the MGIB Base described above, except as follows: If you transfer contract value to a Special Fund, the floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the MGIB Rate described above, subject to the age limit and the Maximum described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals will reduce the floor as described for the MGIB Base above.

                                       K5

        3. THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING THE GREATER OF THE MINIMUM FLOOR AND YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT AND PREMIUM TAXES) BY THE APPLICABLE INCOME FACTOR, AND THEN DIVIDING BY $1,000.

             The MGIB Income Options are available under the MGIB Rider:

               (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

               (ii) Income for a 20-30 Year Period Certain; or

               (iii)Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

     On the MGIB Benefit Date, we would apply the greater of the floor and the MGIB Benefit Base under the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

     Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

     PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before the MGIB rider can be exercised.

     THE MGIB BENEFIT DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary next following or is incident with exercise of your option to annuitize after a ten-year waiting period from the contract date. If you added the MGIB rider at any other time, your MGIB Benefit Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuities under the MGIB rider.

     NO CHANGE OF ANNUITANT. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

     NOTIFICATION. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date. THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN THE MORE FAVORABLE STREAM OF INCOME PAYMENTS, AND DIFFERENT TAX CONSEQUENCES, UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

                                       K6

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB) RIDER. The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments equal to all premium payments paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7% of your adjusted Eligible Payment Amount. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see "Optional Rider Charges." Your original Eligible Payment Amount depends on when you purchase the MGWB rider and is:

        (i) if you purchased the MGWB rider on the contract date, your premium payments received during the first two contract years; or

        (ii) if you purchased the MGWB rider after the contract date, your contract value on the rider date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the rider date.

     THE MGWB WITHDRAWAL ACCOUNT. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount, tracked separately for Special and Non-Special Funds, adjusted for any withdrawals and transfers between Special and Non-Special Funds. THE MGWB WITHDRAWAL ACCOUNT EQUALS THE SUM OF (A) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO NON-SPECIAL FUNDS, AND (B) THE LESSER OF (1) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO SPECIAL FUNDS AND (2) THE CONTRACT VALUE IN THE SPECIAL FUNDS. THUS, INVESTING IN THE SPECIAL FUNDS MAY LIMIT THE MGWB WITHDRAWAL ACCOUNT. However, the MGWB Withdrawal Account is also subject to a "floor" which may partially offset the effects of investing in Special Funds. Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal for Non-Special Funds and pro-rata for Special Funds, based on the source of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in the MGWB Withdrawal Account of the Special and Non-Special Funds by the proportion that the withdrawal bears to the Contract Value of the Special and Non-Special Funds, respectively, at the time of the withdrawal. If a single withdrawal involves both Special and Non-Special Funds and causes the 7% to be exceeded, the withdrawal will be treated as taken first from Non-Special Funds. Any withdrawals greater than 7% per year of the Eligible Payment Amount will also cause a reduction in the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB Withdrawal Account is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero. If the MGWB Withdrawal Account is greater than the floor and a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Special Funds to Non-Special Funds will reduce the MGWB Withdrawal Account allocated to Special Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Non-Special Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Special Funds and the net contract value transferred.

Net transfers from Non-Special Funds to Special Funds will reduce the MGWB Withdrawal Account allocated to Non-Special Funds on a pro-rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Special Funds equals the reduction in the MGWB Withdrawal Account for Non-Special Funds.

     THE FLOOR FOR YOUR MGWB WITHDRAWAL ACCOUNT is equal to the Eligible Payment Amount adjusted for any withdrawals. Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the floor by the dollar amount of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in the floor for the MGWB Withdrawal Account and the Eligible Payment

                                       K7

Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The floor is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero.

     If the floor is greater than the MGWB Withdrawal Account and a withdrawal reduces the floor to zero, the MGWB rider terminates and no further benefits are payable under the rider.

     GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." Making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider, will remain in force, and you may continue to make withdrawals so long as:

     (i) your contract value is greater than zero;

     (ii) your MGWB Withdrawal Account or the floor is greater than zero;

     (iii)your latest allowable annuity start date has not been reached;

     (iv) you have not elected to annuitize your Contract; and

     (v) you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

     The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

     AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero your Contract is given what we refer to as Automatic Periodic Benefit Status if the following conditions exist:

     (i) your MGWB Withdrawal Account or the floor is greater than zero;

     (ii) your latest allowable annuity start date has not been reached;

     (iii)you have not elected to annuitize your Contract; and

     (iv) you have not died, changed the ownership of the Contract or surrendered the Contract.

     Once your Contract is given Automatic Periodic Benefit Status, the greater of the floor and the MGWB Withdrawal Account will be treated as the MGWB Withdrawal Account to determine any rider benefits. We will pay you the annual MGWB periodic payments, beginning on the next contract anniversary equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount until the earliest of (i) your contract's latest annuity start date, (ii) the death of the owner; or (iii) until your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status (that is, your contract value is zero), we will not accept any additional premium payments in your Contract, and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, and (ii) payment of the Commuted Value (defined below) or (iii) the owner's death has occurred.

     On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for period(s) applicable to the remaining payments. Once the last

                                       K8

MGWB periodic payment is made or we pay you the Commuted Value, your Contract and the MGWB rider terminate.

     DEATH BENEFIT DURING AUTOMATIC PERIODIC BENEFIT STATUS. If you have never withdrawn more than 7% per year of the Eligible Payment Amount and you elected the 7% Solution Enhanced Death Benefit in your Contract (or you elected the Max 7 Enhanced Death Benefit resulting in the 7% Solution Enhanced Death Benefit as the actual benefit), the death benefit otherwise payable under the terms of your Contract will remain in force during any Automatic Periodic Benefit Status. In determining the amount of the death benefit during the Automatic Periodic Benefit Status, we deem your contract value to be zero and the MGWB periodic payments reduce the enhanced death benefit by the amount of the payment. In all other cases, the death benefit payable during Automatic Periodic Benefit Status is the greater of the floor and your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments. If you elected the Max 7 Enhanced Death Benefit, then the 7% Solution and the Annual Ratchet components shall each be calculated as if each were the elected death benefit option.

     PURCHASE. To purchase the MGWB rider, your must be age 80 or younger on the Rider Date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval whichever is later.

We may be designating certain investment portfolios as "Excluded Funds". We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact the benefit under any optional rider that you have elected. If you never invest in Excluded Funds, your rider benefits will be unaffected. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR OPTIONAL RIDER BENEFITS. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

                                       K9

--------------------------------------------------------------------------------
APPENDIX L
--------------------------------------------------------------------------------

                       OPTIONAL RIDER BENEFIT CHARGES AND
                        MINIMUM GUARANTEED INCOME BENEFIT
                          FOR MAY-2002 CONTRACT OWNERS

The following is a description of the optional rider benefits for May-2002 contract owners who elected an optional rider benefit. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR OPTIONAL RIDER BENEFITS. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

OPTIONAL RIDER CHARGES

     MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

           ----------------- -----------------------------------------------
           Waiting Period    Quarterly Charge
           ----------------- -----------------------------------------------
           10 Year           0.125% of the MGAB Charge Base (0.50% annually)
           20 Year           0.125% of the MGAB Charge Base (0.50% annually)
           ----------------- -----------------------------------------------


The MGAB Charge Base is the total of (i) the MGAB Base on the rider date and
(ii) premiums during the 2-year period commencing on the rider date, reduced pro-rata for withdrawals and reduced for transfers made within the last 3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization. The MGAB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

           -------------- -----------------------------------------------
           MGIB Rate      Quarterly Charge

           -------------- -----------------------------------------------
           7%             0.125% of the MGIB Charge Base (0.50% annually)
           -------------- -----------------------------------------------

The MGIB Charge Base is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date, reduced pro-rata for all withdrawals taken while the MGIB rider is in effect, and accumulated at the MGIB Rate (7%) to the earlier of age 80 and reaching the MGIB Base Maximum. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Charge Base immediately prior to the surrender or annuitization. The MGIB Charge Base is adjusted for transfers between Special and Non-Special Funds or Excluded Funds.

     MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.125% (0.50% annually) of the original MGWB Eligible Payment Amount. The original MGWB Eligible Payment Amount is equal to all premiums paid during the first two contract years following the rider date. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro-rata portion of the charge for the current quarter based on the current quarterly charge

                                       L1
rate and your original MGWB Eligible Payment Amount immediately prior to the surrender or annuitization.

MINIMUM GUARANTEED INCOME BENEFIT (MGIB) RIDER. The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB benefit. For Contracts issued on or after May 1, 2003, the following investment options are designated as Special Funds: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Bond Portfolio; the ING PIMCO Core Bond Portfolio; the ProFunds VP Rising Rates Opportunity Portfolio, the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account. For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider Charges." Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

        (i) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the ING USA Fixed Account prospectus) on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

        (ii) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the ING USA Fixed Account prospectus) on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

        (iii)the MGIB annuity income based on your MGIB Benefit Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Benefit Base for any premium tax recovery and Market Value Adjustment (see the ING USA Fixed Account prospectus) that would otherwise apply at annuitization.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

     DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

        1. WE FIRST DETERMINE YOUR MGIB BENEFIT BASE. The MGIB Benefit Base is only a calculation used to determine the MGIB. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

             The MGIB Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value) and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The MGIB Benefit Base equals the lesser of (a) and (b) where:

                                       L2

               a) is the Maximum MGIB Base; and

               b) is the sum of:

                    1) the MGIB Base allocated to Covered Funds;

                    2) the MGIB Base allocated to Special Funds; and

                    3) the contract value allocated to Excluded Funds.

             The Maximum MGIB Base is 200% of eligible premiums, adjusted pro-rata for withdrawals. The Maximum MGIB Base is not allocated by Fund category.

             The MGIB Base allocated to Covered Funds equals the eligible premiums allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the Maximum MGIB Base, and at 0% thereafter.

             The MGIB Base allocated to Special Funds equals the eligible premiums allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. THERE IS NO ACCUMULATION OF MGIB BASE ALLOCATED TO SPECIAL FUNDS.

             The MGIB Base allocated to Excluded Funds equals the eligible premiums allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and the MGIB Base reaching the Maximum MGIB Base, and at 0% thereafter. THE MGIB BASE ALLOCATED TO EXCLUDED FUNDS IS USED ONLY FOR TRANSFER ADJUSTMENTS AND RIDER CHARGES. IT IS NOT USED TO DETERMINE BENEFITS.

             Eligible premiums are those added more than 5 years before the earliest MGIB Benefit Date. Premiums paid after that are excluded from the MGIB Base.

             The MGIB Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rate is an annual effective rate.

             Withdrawals reduce the MGIB Base on a pro-rata basis. The percentage reduction in the MGIB Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGIB Base in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the MGIB Base in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal.

             Net transfers from Covered Funds will reduce the MGIB Base allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Base allocated to Covered Funds.

             Net transfers from Special Funds will reduce the MGIB Base allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Covered or Excluded Funds, as applicable, will equal the reduction in the MGIB Base allocated to Special Funds.

             Net transfers from Excluded Funds will reduce the MGIB Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the net contract value transferred and the change in the MGIB Base allocated to Excluded Funds.

                                       L3

        2. THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT AND PREMIUM TAXES) BY THE APPLICABLE INCOME FACTOR, AND THEN DIVIDING BY $1,000.

             The MGIB Income Options are available under the MGIB Rider:

               (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

               (ii) Income for a 20-30 Year Period Certain; or

               (iii)Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

     On the MGIB Benefit Date, we would apply the MGIB Benefit Base under the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

     Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

     PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before you can annuitize under the MGIB rider.

     THE MGIB BENEFIT DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Benefit Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

     NO CHANGE OF ANNUITANT. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

     NOTIFICATION. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date. THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN THE MORE FAVORABLE STREAM OF INCOME PAYMENTS, AND DIFFERENT TAX CONSEQUENCES, UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

                                       L4

--------------------------------------------------------------------------------
APPENDIX M
--------------------------------------------------------------------------------

           OPTIONAL RIDER BENEFIT CHARGES FOR YR-2003 CONTRACT OWNERS
                         AND OPTIONAL RIDER BENEFITS FOR
                      MAY-2002 AND YR-2003 CONTRACT OWNERS

The following is a description of the Minimum Guaranteed Accumulation Benefit and the Minimum Guaranteed Withdrawal Benefit for May-2002 and Yr-2003 contract owners who elected an optional rider benefit. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR OPTIONAL RIDER BENEFITS. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

OPTIONAL RIDER CHARGES

Minimum Guaranteed Accumulation Benefit rider:*

           ----------------------- ----------------------------------------- ---------------------------------
           Waiting Period          As an Annual Charge                       As a Quarterly Charge
           ----------------------- ----------------------------------------- ---------------------------------
           10 Year                 0.65% of the MGAB Charge Base             0.1625% of the MGAB Charge Base
           20 Year                 0.65% of the MGAB Charge Base             0.1625% of the MGAB Charge Base
           ----------------------- ----------------------------------------- ---------------------------------

            * The MGAB Charge Base is the total of premiums added during the two-year period commencing on the rider date if you purchase the rider on the contract date, or, your contract value on the rider date plus premiums added during the two-year period commencing on the rider date if you purchased the rider after the contract date, reduced pro-rata for all withdrawals taken while the MGAB rider is in effect, and reduced pro-rata for transfers made during the three year period before the MGAB Date. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers may reduce the applicable MGAB Charge Base by more than the amount withdrawn or transferred.

Minimum Guaranteed Withdrawal Benefit rider:

        ------------------------- ----------------------------------------------
        As an Annual Charge       As a Quarterly Charge
        ------------------------- ----------------------------------------------
        0.65% of contract value   0.1625% of the MGWB Eligible Payment Amount**
        ------------------------- ----------------------------------------------

            ** The MGWB Eligible Payment Amount is (i) the total of premiums and credit paid during the 2-year period commencing on the rider date if you purchase the rider on the contract date; or (ii) your contract value on the rider date plus subsequent premiums and credits applied during the two-year period commencing on the rider date.

OPTIONAL RIDER BENEFITS

     MINIMUM GUARANTEED ACCUMULATION BENEFIT RIDER (MGAB). The MGAB rider is an optional benefit which provides you with an MGAB intended to guarantee a minimum contract value at the end of a specified waiting period. Only premiums added to your Contract during the first two-year period after your rider date are included in the MGAB Base. Any additional premium payments added after the second rider anniversary are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

The MGAB is a one-time adjustment to your contract value if your contract value on the MGAB Date is less than the MGAB Base. The MGAB Date is the next business day after the applicable waiting period. We

                                       M1
calculate your Minimum Guaranteed Accumulation Benefit on this date. The MGAB rider may offer you protection if your Contract loses value during the MGAB waiting period. For a discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges."

The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and, other than for allocations to Excluded Funds and certain transfers, guarantees that your contract value at the end of ten years will at least equal your initial premium payment, reduced pro-rata for withdrawals. Transfers made within 3 years prior to the MGAB Date will also reduce the MGAB Base pro-rata. The twenty-year option has a waiting period of twenty years and, other than allocations to Special Funds or Excluded Funds, guarantees that your contract value at the end of twenty years will at least equal two times your initial premium payment, reduced pro-rata for withdrawals and reduced for transfers made within 3 years prior to the MGAB Date. If you add the 20 year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special or Excluded Funds, may prevent the MGAB Base from doubling over the waiting period.

     CALCULATING THE MGAB.  We calculate your MGAB as follows:

        1) WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

             The MGAB Base is tracked separately for Covered, Special and Excluded Funds, based on the initial allocation of premium (or contract value), subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Date. The aggregate MGAB Base equals the sum of:

             a) the MGAB Base allocated to Covered Funds; b) the MGAB Base allocated to Special Funds; and

             c) the LESSER OF the contract value allocated to Excluded Funds or MGAB Base allocated to Excluded Funds.

             No investment options are currently designated as Special Funds for the ten-year MGAB. The following investment options are designated as Special Funds for the twenty-year MGAB: the ING Liquid Assets Portfolio; the ING Limited Maturity Bond Portfolio; the ING VP Bond Portfolio; the ING PIMCO Core Bond Portfolio; the ProFund VP Rising Rates Opportunity Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account.

             No investment options are currently designated as Excluded Funds.

             The MGAB Base for both the Covered Funds and the Excluded Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers, accumulated until the MGAB Date at 0% for the ten-year MGAB and 3.5265% for the twenty-year MGAB.

             The MGAB Base for Special Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers. There is no accumulation of MGAB Base for Special Funds for either the ten-year or twenty-year MGAB.

             If you purchased the MGAB optional benefit rider after the contract date, your MGAB Base equals your allocated contract value, plus premiums added during the two-year period after your rider date, accumulated at the appropriate MGAB rate described above, and adjusted for withdrawals and transfers.

             We use the MGAB Charge Base to determine the periodic MGAB rider charges. The MGAB Charge Base equals the eligible premiums, adjusted for subsequent withdrawals and transfers, as allocated by fund category. The MGAB Charge Base is tracked separately for Covered, Special

                                       M12
             and Excluded Funds, and separate rates may apply to each. Currently, the same deduction method and rate apply to all categories.

             Withdrawals reduce the MGAB Base and MGAB Charge Base on a pro-rata basis. The percentage reduction in the MGAB Base and MGAB Charge Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal.

             Net Transfers from Covered Funds or Special Funds to Excluded Funds reduce the MGAB Base and MGAB Charge Base allocated to Covered Funds or Special Funds on a pro-rata basis. Any resulting increase in MGAB Base and MGAB Charge Base allocated to Excluded Funds will equal the reduction in the MGAB Base and MGAB Charge Base allocated to Covered Funds or Special Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.

             Net Transfers from Excluded Funds to other funds reduce the MGAB Base and MGAB Charge Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in MGAB Base and MGAB Charge Base allocated to other funds will equal the LESSER OF the contract value transferred and the change in the MGAB Base and MGAB Charge Base allocated to Excluded Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Date.

             Any transfer within 3 years of the MGAB Date (regardless of the funds involved) reduces the MGAB Base and MGAB Charge Base for Covered, Special or Excluded Funds, as applicable, on a pro-rata basis, based on the percentage of contract value transferred, without any corresponding increase.

        2) WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB DATE FROM YOUR AGGREGATE MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

        3) ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it on the MGAB Date to the subaccounts in which you are invested pro-rata based on the proportion of your contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Date, we will allocate the MGAB to the Liquid Assets subaccount on your behalf. After we credit the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

     PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the Rider Date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

     THE MGAB DATE. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Date is your 10th contract anniversary for the ten-year option or 20th contract anniversary for the twenty-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Date will be the first contract anniversary occurring after 10 years (for the ten-year option) or 20 years (for the twenty-year option) after the rider date. The MGAB rider is not available if the MGAB Date would fall beyond the latest annuity start date.

     CANCELLATION. If you elected the twenty-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. If you purchased the MGAB rider during the 30-day period following the contract date, your one-time right to cancel the rider

                                       M3
occurs on the tenth anniversary of your contract date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If you terminate the MGAB rider before the MGAB Date, we will not credit you with the MGAB and we will assess the pro-rata portion of the MGAB rider charge for the current quarter.

     NOTIFICATION. We will report any crediting of the MGAB in your first quarterly statement following the MGAB Date.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT RIDER (MGWB). The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero you will receive periodic payments equal to all premium payments paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7% of your adjusted Eligible Payment Amount. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see "Charges and Fees - Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information. Your original Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

        1) your premium payments received during the first two contract years, if you purchased the MGWB rider on the contract date;

        2) otherwise, your contract value on the rider date, including any premiums received that day, and any subsequent premium payments received during the two-year period commencing on the rider date, if you purchased the MGWB rider after the contract date.

     THE MGWB WITHDRAWAL ACCOUNT. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount, tracked separately for Covered and Excluded Funds, adjusted for any withdrawals and transfers between Covered and Excluded Funds. THE MGWB WITHDRAWAL ACCOUNT EQUALS THE SUM OF (A) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO COVERED FUNDS, AND (B) THE LESSER OF (I) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO EXCLUDED FUNDS AND
(II) THE CONTRACT VALUE IN EXCLUDED FUNDS. THUS, INVESTING IN THE EXCLUDED FUNDS MAY LIMIT THE MGWB WITHDRAWAL ACCOUNT.

No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal for Covered Funds and pro rata for Excluded Funds, based on the source of the withdrawal. Any withdrawals greater than the 7% per year of the Eligible Payment Amount will cause a reduction in the MGWB Withdrawal Account of the Covered and Excluded Funds, by the proportion that the withdrawal bears to the contract value in Covered and Excluded Funds, respectively, at the time of the withdrawal. If a single withdrawal involves both Covered and Excluded Funds and exceeds 7%, the withdrawal will be treated as taken first from Covered Funds. Any withdrawals greater than 7% per year of the Eligible Payment Amount will also cause a reduction in the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. Once your contract value is zero, any periodic payments paid under the MGWB rider also reduce the MGWB Withdrawal Account. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

                                       M4

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds or the net contract value transferred.

     GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

     1)   your contract value is greater than zero;

     2)   your MGWB Withdrawal Account is greater than zero;

     3)   you have not reached your latest allowable annuity start date;

     4)   you have not elected to annuitize your Contract; and

     5) you have not died (unless your spouse has elected to continue the Contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

         AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero, your Contract is given Automatic Periodic Benefit Status, if:

     1)   your MGWB Withdrawal Account is greater than zero;

     2)   you have not reached your latest allowable annuity start date;

     3)   you have not elected to annuitize your Contract; and

     4) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary. These payments are equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount, until the earliest of (i) your Contract's latest annuity start date, (ii) the death of the owner; or (iii) your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, (ii) payment of the Commuted Value (defined below) or (iii) the owner's death.

On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then-remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury STRIPS as quoted by a national quoting service for period(s) applicable to the remaining payments. Once we pay you the last MGWB periodic payment or the Commuted Value, your Contract and the MGWB rider terminate.

                                       M5

     DEATH BENEFIT DURING AUTOMATIC PERIODIC BENEFIT STATUS. The death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments.

     PURCHASE. To purchase the MGWB rider, you must be age 80 or younger on the Rider Date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. If the rider is not yet available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

                                       M6

                                 ING [Lion LOGO]

                   ING USA ANNUITY AND LIFE INSURANCE COMPANY

ING USA Annuity and Life Insurance Company is a stock company domiciled in Iowa.
--------------------------------------------------------------------------------

Legends - 131604                                                      02/13/2004

                                     PART B




                       STATEMENT OF ADDITIONAL INFORMATION


                              GOLDENSELECT LANDMARK



                          DEFERRED COMBINATION VARIABLE
                           AND FIXED ANNUITY CONTRACT




                                    ISSUED BY
                               SEPARATE ACCOUNT B


                                       OF
                   ING USA ANNUITY AND LIFE INSURANCE COMPANY


This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) Deferred Variable Annuity Contract, which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to ING USA Annuity and Life Insurance Company, Customer Service Center, P.O. Box 9271 Des Moines, IA 50306-9271 or telephone 1-800-366-0066.



                               DATE OF PROSPECTUS
                                       AND
                      STATEMENT OF ADDITIONAL INFORMATION:

                                February 13, 2004

                                Table of Contents

         Item                                                         Page

Introduction.......................................................
Description of ING USA Annuity and Life Insurance Company..........
Separate Account B ................................................
Safekeeping of Assets .............................................
The Administrator..................................................
Independent Auditors...............................................
Distribution of Contracts..........................................
IRA Partial Withdrawal Option......................................
Other Information..................................................
Financial Statements of Golden American Life Insurance Company.....
Financial Statements of Golden American Separate Account B.........

INTRODUCTION

This Statement of Additional Information provides background information regarding Separate Account B.


DESCRIPTION OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

ING USA Annuity and Life Insurance Company ("ING USA") (formerly Golden American Life Insurance Company "Golden American") is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings, Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. Golden American's consolidated financial statements appear in the Statement of Additional Information.

As of December 31, 2002, ING USA had approximately $999.1 million in stockholder's equity and approximately $17.6 billion in total assets, including approximately $11 billion of separate account assets. ING USA is authorized to do business in all jurisdictions except New York. ING USA offers variable insurance products. ReliaStar Life Insurance Company of New York ("RLNY") an affiliate of ING is licensed to do variable annuity business in the state of New York.


SEPARATE ACCOUNT B

Separate Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contracts. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.


SAFEKEEPING OF ASSETS

ING USA acts as its own custodian for Separate Account B.


THE ADMINISTRATOR

Effective January 1, 1997, Equitable Life Insurance Company of Iowa ("Equitable Life") and ING USA became parties to a service agreement pursuant to which Equitable Life agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to ING USA. Expenses incurred by Equitable Life in relation to this service agreement were reimbursed by ING USA on an allocated cost basis. Equitable Life billed ING USA $570,000 and $309,000 pursuant to the service agreement in 2002 and 2001, respectively. Effective January 1, 2004, Equitable Life was merged into ING USA.


INDEPENDENT AUDITORS

Ernst & Young LLP, independent auditors, performs annual audits of ING USA (formerly Golden American Life Insurance Company) and Separate Account B.


DISTRIBUTION OF CONTRACTS

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc. ("DSI"), an affiliate of ING USA, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the "variable insurance products") issued by ING USA. The contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with DSI. For the years ended 2002, 2001 and 2000 commissions paid by ING USA, including amounts paid by its affiliated Company, RLNY, to DSI aggregated $287,208,000, $223,321,000 and $208,883,000, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. DSI is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Under a management services agreement, last amended in 1995, ING USA provides to DSI certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. ING USA charges DSI for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by ING USA's employees on behalf of DSI. In the opinion of management, this method of cost allocation is reasonable. This fee, calculated as a percentage of average assets in the variable separate accounts, was $25,914,000, $23,138,000, and $21,296,000 for the years ended 2002, 2001, and 2000, respectively.


PUBLISHED RATINGS
From time to time, the rating of ING USA as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A+ + to F. An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

ACCUMULATION UNIT VALUE
The calculation of the Accumulation Unit Value ("AUV") is discussed in the prospectus for the Contracts under Condensed Financial Information. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below are calculated for a Contract issued with the death benefit option with the highest mortality and expense risk charge. The mortality and expense risk charge associated with other death benefit options are lower than that used in the examples and would result in higher AUV's or contract values.


Illustration of Calculation of AUV
         Example 1.

1.   AUV, beginning of period                                           $ 10.00
2.   Value of securities, beginning of period                           $ 10.00
3.   Change in value of securities                                      $  0.10
4.   Gross investment return (3) divided by (2)                            0.01
5.   Less daily mortality and expense charge                         0.00004280
6.   Less asset based administrative charge                          0.00000411
7.   Net investment return (4) minus (5) minus (6)                  0.009953092
8.   Net investment factor (1.000000) plus (7)                      1.009953092
9.   AUV, end of period  (1) multiplied by (8)                    $ 10.09953092

Illustration of Purchase of Units (Assuming no state premium tax)
         Example 2.

1.   Initial premium payment                                            $ 1,000
2.   AUV on effective date of purchase (see Example 1)                  $ 10.00
3.   Number of units purchased (1) divided by (2)                           100
4.   AUV for valuation date following purchase
     (see Example 1)                                              $ 10.09953092
5.   Contract Value in account for valuation date
     following purchase (3) multiplied by (4)                        $ 1,009.95


IRA PARTIAL WITHDRAWAL OPTION

If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code") are made. Under the Code, distributions must begin no later than April 1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.

ING USA notifies the contract owner of these regulations with a letter mailed in the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment mode selected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when ING USA receives the completed election form. ING USA calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the contract value by the life expectancy. In the first year withdrawals begin; we use the contract value as of the date of the first payment. Thereafter, we use the contract value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner.

OTHER INFORMATION

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

CONSOLIDATED FINANCIAL STATEMENTS OF GOLDEN AMERICAN LIFE INSURANCE COMPANY (NOW ING USA ANNUITY AND LIFE INSURANCE COMPANY)

The consolidated financial statements of Golden American Life Insurance Company, (as of January 1, 2004 now named ING USA Annuity and Life Insurance Company) are listed below and are included in this Statement of Additional
Information:

Audited Consolidated Financial Statements
Report of Independent Auditors
     Consolidated Income Statements for the years ended December 31,
     2002, 2001 and 2000 Consolidated Balance Sheets as of December 31,
     2002 and 2001 Consolidated Statements of Changes in Shareholder's
     Equity for the years ended December 31, 2002, 2001 and 2000
     Consolidated Statements of Cash Flows for the years ended December
     31, 2002, 2001 and 2000
Unaudited Condensed Consolidated Financial Statements
     Unaudited Condensed Consolidated Statements of Income for the
         three and nine months ended September 30, 2003 and 2002
     Unaudited Condensed Consolidated Balance Sheets as of September 30, 2003 Unaudited Condensed Consolidated Statements of Changes in
         Shareholder's Equity for the nine months ended September 30, 2003 and 2002
     Unaudited Condensed Consolidated Statements of Cash Flows for the
         nine months ended September 30, 2003 and 2002
     Notes to Unaudited Condensed Consolidated Financial Statements
Other Financial Statements and Exhibits
     Financial Statements of Business Acquired
     Unaudited Pro Forma Financial Information in Accordance with Accounting
         Principles Generally Accepted in the United States of America Financial Statements-Statutory Basis of Ameribest Life Insurance Company
         as of December 31, 2002 and 2001
     Financial Statements-Statutory Basis of Equitable Life Insurance
         Company of Iowa as of December 31, 2002 and 2001
     Financial Statements-Statutory Basis of United Life and Annuity
         Insurance Company as of December 31, 2002 and 2001
     Financial Statements-Statutory Basis of USG Annuity & Life Company as of
         December 31, 2002 and 2001

FINANCIAL STATEMENTS OF SEPARATE ACCOUNT B

The audited financial statements of Golden American Life Insurance Company Separate Account B, (as of January 1, 2004 now named ING USA Annuity and Life Insurance Company) are listed below and are included in this Statement of Additional Information:

         Audited Financial Statements of Separate Account B
         Report of Independent Auditors
              Statement of Assets and Liabilities as of December 31, 2002 Statement of Operations for the year ended December 31, 2002 Statements of Changes in Net Assets for the years ended December 31, 2002 and 2001
         Unaudited Financial Statements of Separate Account B
              Unaudited Statement of Assets and Liabilities as of September 30, 2003 Unaudited Statement of Operations for the nine months ended September 30, 2003 Unaudited Statement of Changes in Net Assets for the quarter ended September 30, 2003 Notes to Unaudited Financial Statements

Financial Statements-Unaudited
Golden American Life Insurance Company
Separate Account B
Nine months ended September 30, 2003

                       This page intentionally left blank.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                              Financial Statements
                      Nine months ended September 30, 2003



                                    Contents


Statement of Assets and Liabilities-Unaudited                                  1
Statement of Operations-Unaudited                                             35
Statements of Changes in Net Assets-Unaudited                                 69
Notes to Financial Statements-Unaudited                                      112

                       This page intentionally left blank.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                   AIM V.I.
                                                     AIM V.I.        AIM V.I.        Dent                            AIM V.I.
                                                     Capital          Core        Demographic       AIM V.I.         Premier
                                                  Appreciation       Equity          Trends         Growth           Equity
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $          58   $         155   $      40,460   $       1,759   $         131
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                                58             155          40,460           1,759             131

Liabilities
Payable to Golden American Life
  Insurance Company                                          -               -               8               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            -               -               8               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                       $          58   $         155   $      40,452   $       1,759   $         131
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $          58   $         155   $      40,452   $       1,759   $         131
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $          58   $         155   $      40,452   $       1,759   $         131
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                       3,054           8,168       8,663,765         132,383           7,180
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $          59   $         144   $      37,587   $       1,606   $         124
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                   Alliance        Alliance
                                                   Bernstein       Bernstein       Alliance
                                                  Growth and       Premier         Bernstein     Fidelity(R)VIP  Fidelity(R)VIP
                                                    Income          Growth           Value        Contrafund(R)   Equity-Income
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $       7,971   $       3,241   $       5,197   $      13,309   $      87,373
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                             7,971           3,241           5,197          13,309          87,373

Liabilities
Payable to Golden American Life
  Insurance Company                                          1               -               1               1              13
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            1               -               1               1              13
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                       $       7,970   $       3,241   $       5,196   $      13,308   $      87,360
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $       7,970   $       3,241   $       5,196   $      13,308   $      87,360
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $       7,970   $       3,241   $       5,196   $      13,308   $      87,360
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                     411,523        164,6664         527,061         646,672       4,353.407
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $       7,943   $       3,045   $       4,892   $      12,393   $      82,504
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                   Franklin
                                                                   Fidelity (R)    Small Cap
                                                Fidelity(R) VIP        VIP           Value         Greenwich
                                                     Growth         Overseas       Securities     Appreciation
                                                 --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $     123,248   $          32   $         200   $         605
                                                 --------------  --------------  --------------  --------------

Total assets                                           123,248              32             200             605

Liabilities
Payable to Golden American Life
  Insurance Company                                         18               -               -               -
                                                 --------------  --------------  --------------  --------------

Total liabilities                                           18               -               -               -
                                                 --------------  --------------  --------------  --------------
Net assets                                       $     123,230   $          32   $         200   $         605
                                                 ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $     123,230   $          32   $         200   $         605
Contracts in payout
  (annuitization) period                                     -               -               -               -
                                                 --------------  --------------  --------------  --------------
Total net assets                                 $      23,230   $          32   $         200   $         605
                                                 ==============  ==============  ==============  ==============
Total number of mutual fund shares                   4,457,431           2,424          18,555          30,587
                                                 ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $      15,063   $          31   $         197   $         640
                                                 ==============  ==============  ==============  ==============



   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                    ING GET         ING GET         ING GET         ING GET          ING GET
                                                     Fund-           Fund-           Fund-           Fund-            Fund-
                                                    Series N        Series P        Series Q        Series R         Series S
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $      25,630   $     119,323   $     138,451   $     140,725   $     173,164
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                            25,630         119,323         138,451         140,725         173,164

Liabilities
Payable to Golden American Life
  Insurance Company                                          -              23              25              18               9
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            -              23              25              18               9
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                              25,630         119,300         138,426         140,707         173,155
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $      25,630   $     119,300   $     138,426   $     140,707   $     173,155
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $      25,630   $     119,300   $     138,426   $     149,707   $     173,155
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                   2,517,647      11,675,397      13,274,275      13,389,654      16,539,019
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $      25,375   $     117,312   $     133,102   $     134,150   $     165,782
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                                                    ING GET
                                                                                                    ING GET        U.S. Core
                                                    ING GET         ING GET        ING GET         U.S. Core       Portfolio-
                                                     Fund-           Fund-          Fund-          Portfolio-       Series 2
                                                    Series T        Series U       Series V         Series 1      (Guaranteed)
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $     170,176   $     178,613   $     360,499   $     237,648   $       2,191
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                           170,176         178,613         360,499         237,648           2,191

Liabilities
Payable to Golden American Life
  Insurance Company                                         44              40              61              19               -
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                           44              40              61              19               -
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                             170,132         178,573         360,438         237,629           2,191
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $     170,132   $     178,853   $     360,438   $     237,629   $       2,191
Contracts in payout
 (annuitization) period                                      -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $     170,132   $     178,573   $     360,438  $      237,629   $       2,191
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                  16,238,196      17,075,854      36,936,396      23,646,550           2,191
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $      25,375   $     117,312   $     133,102   $     134,150   $     165,782
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                     ING AIM                     ING Alliance
                                                     ING AIM         Mid-Cap     ING Alliance        Mid-Cap          ING
                                                     Mid-Cap         Growth         Mid-Cap          Growth         American
                                                     Growth          Advisor         Growth          Advisor          Funds
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $     182,362   $       1,756   $     380,377   $       2,444   $      15,129
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                           182,362           1,756         380,377           2,444          15,129

Liabilities
Payable to Golden American Life
  Insurance Company                                         54               -              95               -               2
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                           54               -              95               -               2
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                             182,308           1,756         380,282           2,444          15,127
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $     182,141   $       1,756   $     380,282   $       2,444   $      15,127
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $     182,308   $       1,756   $     380,282  $        2,444   $      15,127
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                  16,024,805         154,594      29,810,078         191,652         373,284
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $     155,197   $       1,631   $     288,224   $       2,197   $      15,642
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                                   ING Capital
                                                                                   ING Capital       Guardian       ING Capital
                                                 ING American    ING American       Guardian        Large Cap        Guardian
                                                     Funds           Funds          Large Cap         Value           Managed
                                                 Growth-Income   International        Value          Advisor          Global
                                                 --------------  --------------  --------------  --------------  --------------


Assets
Investments in mutual funds
  at fair value                                  $      12,536   $       4,371   $     455,675   $       4,732   $     292,382
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                            12,536           4,371         455,675           4,732         292,382

Liabilities
Payable to Golden American Life
  Insurance Company                                          1               -              85               -              58
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            1               -              85               -              58
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                              12,535           4,371         455,590           4,732         292,324
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $      12,535   $       4,371   $     455,590   $       4,732   $     292,223
Contracts in payout
  (annuitization) period                                     -               -               -               -             101
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $      12,535   $       4,371   $     455,590  $        4,732   $     292,324
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                     417,465         369,813      48,631,305         504,501      29,623,282
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $      12,794   $       4,428   $     454,352   $       4,250   $     287,934
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                   ING Capital
                                                    Guardian                      ING Capital                         ING
                                                     Managed      ING Capital      Guardian          ING           Developing
                                                     Global        Guardian        Small Cap      Developing          World
                                                     Advisor       Small Cap         Advisor         World           Advisor
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $         975   $     450,238   $       2,301   $      80,397   $       1,051
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                               975         450,238           2,301          80,397           1,051

Liabilities
Payable to Golden American Life
  Insurance Company                                          -             113               -              21               -
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            -             113               -              21               -
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                                 975         450,125           2,301          80,376           1,051
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $         975   $     450,094   $       2,301   $      80,306   $       1,051
Contracts in payout
  (annuitization) period                                     -              31               -              70               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $         975   $     450,125   $       2,301  $       80,376   $       1,051
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                      98,930      46,368,440         236,926       9,999,679         130,998
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $         911   $     375,397   $       2,103   $      68,549   $         909
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                   ING Eagle                       ING FMR            ING
                                                   ING Eagle      Asset Value       ING FMR       Diversified     Goldman Sachs
                                                  Asset Value       Equity        Diversified       Mid-Cap         Internet
                                                     Equity         Advisor         Mid-Cap         Advisor        Tollkeeper
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $     183,411   $         754   $     135,719   $       2,646   $      36,843
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                           183,411             754         135,719           2,646          36,843

Liabilities
Payable to Golden American Life
  Insurance Company                                         43               -              26               -               6
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                           43               -              26               -               6
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                             183,368             754         135,693           2,646          36,837
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $     183,355   $         754   $     135,693   $       2,646   $      36,837
Contracts in payout
  (annuitization) period                                    13               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $     193,368   $         754   $     135,693   $       2,646   $      36,837
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                  12,980,258          53,393      15,599,939         303,790       6,234,018
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $     191,753   $         709   $     133,204   $       2,427   $      33,328
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)





                                                      ING
                                                  Goldman Sachs                       ING
                                                    Internet          ING             Hard                            ING
                                                   Tollkeeper         Hard           Assets           ING        International
                                                     Advisor         Assets          Advisor     International       Advisor
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $       1,432   $      95,582   $       1,600   $     141,696   $       3,005
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                             1,432          95,852           1,600         141,696           3,005

Liabilities
Payable to Golden American Life
  Insurance Company                                          -              19               -              33               -
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            -              19               -              33               -
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                               1,432           95,833          1,600         141,663           3,005
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $       1,432   $      95,809   $       1,600   $     141,663   $       3,005
Contracts in payout
  (annuitization) period                                     -              24               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $       1,432   $      95,833   $       1,600   $     141,663   $       3,005
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                     242,786       7,863,144         131,113      18,004,544         381,368
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $       1,391   $      80,721   $       1,393   $     135,595   $       2,678
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                      ING
                                                      ING         Janus Growth                     ING Janus     ING Jennison
                                                  Janus Growth     and Income      ING Janus    Special Equity      Equity
                                                   and Income       Advisor      Special Equity     Advisor      Opportunities
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $     201,439   $       5,427   $      42,189   $         445   $     288,272
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                           201,439           5,427          42,189             445         288,272

Liabilities
Payable to Golden American Life
  Insurance Company                                         40               1              10               -              82
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                           40               1              10               -              82
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                             201,399           5,426          42,179             445         288,190
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $     201,399   $       5,426   $      42,179   $         445   $     287,990
Contracts in payout
  (annuitization) period                                     -               -               -               -             200
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $     201,399   $       5,426   $      42,179   $         445   $     288,190
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                  25,370,136         683,527       5,138,691          54,148      25,198,617
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $     211,169   $       5,177   $      41,558   $         406   $     298,818
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                 ING JPMorgan
                                                 ING Jennison     ING JPMorgan      Fleming                            ING
                                                    Equity          Fleming        Small Cap         ING           Julius Baer
                                                 Opportunities     Small Cap        Equity        Julius Baer        Foreign
                                                    Advisor          Equity         Advisor         Foreign          Advisor
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $       1,092   $      40,914   $       6,606   $      18,811   $       1,544
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                             1,092          40,914           6,606          18,811           1,544

Liabilities
Payable to Golden American Life
  Insurance Company                                          -               5               1               3               -
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            -               5               1               3               -
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                               1,092          40,909           6,605          18,808           1,544
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $       1,092   $      40,909   $       6,605   $      18,808   $       1,544
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $       1,092   $      40,909   $       6,605   $      18,808   $       1,544
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                      95,364       4,380,549         708,773       2,011,911         164,967
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $       1,013   $      37,279   $       6,035   $      18,150   $       1,427
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                      ING                             ING                              ING
                                                    Limited           ING            Liquid           ING            Marisco
                                                    Maturity         Liquid          Assets          Marisco         Growth
                                                      Bond           Assets          Advisor         Growth          Advisor
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $     570,781   $     927,814   $       8,382   $     694,080   $       5,531
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                           570,781         927,814           8,382         694,080           5,531

Liabilities
Payable to Golden American Life
  Insurance Company                                        107             156               1             220               -
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                          107             156               1             220               -
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                             570,674         927,658           8,381         693,860           5,531
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $     570,537   $     927,599   $       8,381   $     693,860   $       5,531
Contracts in payout
  (annuitization) period                                   137              59               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $     570,674   $     927,658   $       8,381   $     693,860   $       5,531
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                  48,659,956     927,814,340       8,382,010      58,522,729         466,719
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $     553,823   $     927,814   $       8,382   $     591,143   $       5,092
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                      ING                             ING
                                                      ING           Mercury           ING           Mercury
                                                    Mercury          Focus          Mercury       Fundamental        ING MFS
                                                     Focus           Value        Fundamental       Growth           Mid-Cap
                                                     Value          Advisor          Growth         Advisor          Growth
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $      17,357   $         506   $       9,602   $         622   $     568,198
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                            17,357             506           9,602             622         568,198

Liabilities
Payable to Golden American Life
  Insurance Company                                          3               -               2               -             166
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            3               -               2               -             166
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                              17,354             560           9,600             622         568,032
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $      17,354   $         506   $       9,600   $         622   $     567,969
Contracts in payout
  (annuitization) period                                     -               -               -               -              63
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $      17,354   $         506   $       9,600   $         622   $     568,032
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                   1,772,981          51,821       1,044,826          67,747      62,234,183
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $      16,142   $         479   $       8,799   $         573   $     476,390
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                     ING MFS                                                        ING MFS
                                                     Mid-Cap                       ING MFS          ING MFS          Total
                                                     Growth         ING MFS       Research           Total          Return
                                                     Advisor        Research       Advisor           Return         Advisor
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $       5,881   $      45,985   $       1,501   $   1,036,164   $      11,606
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                             5,881          45,985           1,501       1,036,164          11,606

Liabilities
Payable to Golden American Life
  Insurance Company                                          1             124               -             216               1
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            1             124               -             216               1
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                               5,880         454,861           1,501       1,035,948          11,605
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $       5,880   $     454,861   $       1,501   $   1,035,948   $      11,605
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $       5,880   $     454,861   $       1,501   $   1,035,948   $      11,605
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                     664,834      33,827,889         111,583      64,158,755         719,978
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $       5,365   $     496,185   $       1,419   $   1,041,724   $      11,137
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                      ING                         ING Salomon
                                                       ING           PIMCO        ING Salomon      Brothers       ING Salomon
                                                      PIMCO        Core Bond       Brothers         All Cap         Brothers
                                                    Core Bond       Advisor         All Cap         Advisor        Investors
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $     514,923   $      13,416   $     351,608   $       3,634   $     116,158
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                           514,923          13,416         351,608           3,634         116,158

Liabilities
Payable to Golden American Life
  Insurance Company                                         87               1              73               -              20
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                           87               1              73               -              20
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                             514,836          13,415         351,535           3,634         116,138
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $     514,836   $      13,415   $     351,535   $       3,634   $     116,138
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $     514,836   $      13,415   $     351,535   $       3,634   $     116,138
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                  47,502,114       1,237,615      33,646,652         347,418      12,490,120
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $     491,004   $      13,127   $     366,444   $       3,337   $     124,909
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                      ING
                                                   ING Salomon         ING        T. Rowe Price                        ING
                                                    Brothers     T. Rowe Price      Capital           ING         T. Rowe Price
                                                    Investors        Capital      Appreciation   T. Rowe Price    Equity Income
                                                     Advisor      Appreciation      Advisor      Equity Income      Advisor
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $         800   $   1,152,674   $      12,815   $     524,204   $       7,200
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                               800       1,152,674          12,815         524,204           7,200

Liabilities
Payable to Golden American Life
  Insurance Company                                          -             233               1             104               1
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            -             233               1             104               1
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                                 800       1,152,441          12,814         524,100           7,199
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $         800   $   1,151,915   $      12,814   $     523,564   $       7,199
Contracts in payout
  (annuitization) period                                     -             526               -             536               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $         800   $   1,152,441   $      12,814   $     524,100   $       7,199
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                      85,884         672,016      60,412,659      48,627,427         668,520
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $         733   $      12,044   $   1,062,135   $     544,180   $       6,775
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                                     ING               ING
                                                                    ING UBS          ING          Van Kampen       Van Kampen
                                                     ING UBS     U.S. Balanced    Van Kampen     Equity Growth        Global
                                                  U.S. Balanced     Advisor      Equity Growth      Advisor         Franchise
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $      56,436   $         318   $      20,480   $       4,311   $      40,493
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                            56,436             318          20,480           4,311          40,493

Liabilities
Payable to Golden American Life
  Insurance Company                                         12               -               3               1               6
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                           12               -               3               1               6
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                              56,424             318          20,477           4,310          40,487
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $      56,424   $         318   $      20,477   $       4,310   $      40,487
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $      56,424   $         318   $      20,477   $       4,310   $      40,487
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                   7,036,896          39,638       2,306,317         485,459       4,148,840
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $      59,702   $         318   $      19,420   $       4,139   $      37,750
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                       ING                            ING
                                                    Van Kampen         ING         Van Kampen                         ING
                                                      Global        Van Kampen     Growth and        ING           Van Kampen
                                                    Franchise       Growth and       Income       Van Kampen       Real Estate
                                                     Advisor          Income         Advisor      Real Estate        Advisor
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $       9,653   $     617,433   $      15,516   $     280,831   $       4,352
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                             9,653         617,433          15,516         280,831           4,352

Liabilities
Payable to Golden American Life
  Insurance Company                                          1             155               2              60               -
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            1             155               2              60               -
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                               9,652         617,278          15,514         280,771           4,352
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $       9,652   $     617,161   $      15,514   $     280,685   $       4,352
Contracts in payout
  (annuitization) period                                     -             117               -              86               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $       9,652   $     617,278   $      15,514   $     280,771   $       4,352
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                     990,033      31,744,629         797,726      14,772,810         228,795
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $       8,976   $     712,224   $      14,486   $     241,788   $       3,815
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                     ING
                                                                                   American           ING
                                                    ING Alger                       Century           Baron      ING JPMorgan
                                                   Aggressive      ING Alger       Small Cap        Small Cap       Fleming
                                                     Growth          Growth          Value           Growth      International
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $         342   $         115   $         123   $         521   $       2,099
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                               342             115             123             521           2,099

Liabilities
Payable to Golden American Life
  Insurance Company                                          -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                                 342             115             123             521           2,099
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $         342   $         115   $         123   $         521   $       2,099
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $         342   $         115   $         123   $         521   $       2,099
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                      52,510          14,588          12,729          49,270         233,758
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $         322   $         109   $         113   $         492   $       2,127
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                      ING              ING
                                                 ING JPMorgan    MFS(R)Capital    MFS(R)Capital       ING             ING
                                                    Mid Cap      Opportunities    Opportunities  MFS(R) Global    MFS Research
                                                     Value      (Initial Class)  (Service Class)     Growth          Equity
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $       2,835   $       1,869   $         283   $         568   $          84
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                             2,835           1,869             283             568              84

Liabilities
Payable to Golden American Life
  Insurance Company                                          -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                               2,835           1,869             283             568             84
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $       2,835   $       1,869   $         283   $         568   $          84
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $       2,835   $       1,869   $         283   $         568   $          84
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                     262,723          85,269          12,955          58,212          12,364
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $       2,712   $       1,862   $         276   $         531   $          80
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                  ING Salomon     ING Salomon      ING Salomon
                                                   ING OpCap                       Brothers         Brothers         Brothers
                                                   Balanced        ING PIMCO      Aggressive      Fundamental       Investors
                                                     Value        Total Return       Growth          Value            Value
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $         322   $       1,449   $       2,476   $         428   $         292
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                               322           1,449           2,476             428             292

Liabilities
Payable to Golden American Life
  Insurance Company                                          -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                                 322           1,449           2,476             428             292
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $         322   $       1,449   $       2,476   $         428   $         292
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $         322   $       1,449   $       2,476   $         428   $         292
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                      28,526         132,978          75,436          29,247          25,550
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $         302   $       1,428   $       2,540   $         415   $         289
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                       ING
                                                  T. Rowe Price      ING UBS          ING            ING VIT
                                                     Growth      Tactical Asset    Van Kampen       Worldwide         ING VP
                                                     Equity        Allocation       Comstock         Growth          Balanced
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $       1,700   $          46   $      23,958   $      41,706   $         686
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                             1,700              46          23,958          41,706             686

Liabilities
Payable to Golden American Life
  Insurance Company                                          -               -               3               9               -
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            -               -               3               9               -
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                               1,700              46          23,955          41,697             686
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $       1,700   $          46   $      23,955   $      41,697   $         686
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $       1,700   $          46   $      23,955   $      41,697   $         686
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                      42,086           1,717       2,472,428       6,651,624          58,972
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $       1,615   $          43   $      22,236   $      40,642   $         676
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                    ING VP          ING VP           ING VP
                                                     ING VP          ING VP       Index Plus      Index Plus       Index Plus
                                                      Bond           Growth        LargeCap          MidCap         SmallCap
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $      72,193   $         267   $      35,285   $      11,607   $       8,242
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                            72,193             267          35,285          11,607           8,242

Liabilities
Payable to Golden American Life
  Insurance Company                                         14               -               4               1               1
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                           14               -               4               1               1
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                              72,179             267          35,281          11,606           8,241
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $      72,179   $         267   $      35,281   $      11,606   $       8,241
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $      72,179   $         267   $      35,281   $      11,606   $       8,241
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                     164,003          33,172       2,925,793         840,454         697,844
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $      71,533   $         258   $      34,799   $      10,436   $       7,319
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                      ING VP         ING VP          ING VP                          ING VP
                                                   International     Small           Value           ING VP        Growth and
                                                     Equity         Company       Opportunity      Convertible       Income
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $          57   $         660   $       1,734   $       3,209   $       1,357
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                                57             660           1,734           3,209           1,357

Liabilities
Payable to Golden American Life
  Insurance Company                                          -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            -               -               1               1               1
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                                  57             660           1,734           3,209           1,357
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $          57   $         660   $       1,734   $       3,209   $       1,357
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $          57   $         660   $       1,734   $       3,209   $       1,357
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                       8,719          41,878         161,747         301,598          83,915
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $          50   $         618   $       1,839   $       3,067   $       1,355
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                     ING VP          ING VP          ING VP          ING VP
                                                     Growth       International   Large Company     LargeCap         ING VP
                                                  Opportunities       Value          Value           Growth         MagnaCap
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $      19,923   $         361   $       1,686   $       1,888   $      19,502
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                            19,923             361           1,686           1,888          19,502

Liabilities
Payable to Golden American Life
  Insurance Company                                          4               -               -               -               3
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            4               -               -               -               3
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                              19,919             361           1,686           1,888          19,499
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $      19,919   $         361   $       1,686   $       1,888   $      19,499
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $      19,919   $         361   $       1,686   $       1,888   $      19,499
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                   4,467,019          36,418         188,748         251,712       2,490,731
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $      19,667   $         311   $       1,591   $       1,671   $      19,384
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                    INVESCO        INVESCO
                                                     ING VP         ING VP            VIF -          VIF -           INVESCO
                                                     MidCap        SmallCap         Financial        Health            VIF -
                                                 Opportunities   Opportunities      Services        Sciences         Leisure
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $         250   $      66,685   $      46,707   $      66,253   $      22,455
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                               250          66,685          46,707          66,253          22,455

Liabilities
Payable to Golden American Life
  Insurance Company                                          -              12               8              12               4
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            -              12               8              12               4
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                                 250          66,673          46,699          66,241          22,451
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $         250   $      66,673   $      46,699   $      66,241   $      22,451
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $         250   $      66,673   $      46,699   $      66,241   $      22,451
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                      45,735       5,059,555       3,837,910       4,201,190       2,314,940
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $         237   $      67,830   $      43,662   $      62,961   $      21,010
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                  Janus Aspen                     Janus Aspen
                                                    INVESCO       Janus Aspen        Series       Janus Aspen        Series
                                                      VIF -          Series         Flexible         Series         Worldwide
                                                    Utilities       Balanced         Income          Growth          Growth
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $      20,274   $       4,261   $       1,763   $         832   $       6,416
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                            20,274           4,261           1,763             832           6,416

Liabilities
Payable to Golden American Life
  Insurance Company                                          3               -               -               -               1
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            3               -               -               -               1
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                              20,371           4,261           1,763             832           6,415
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $      20,377   $       4,261   $       1,763   $         832   $       6,415
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $      20,371   $       4,261   $       1,763   $         832   $       6,415
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                   1,685,230         189,281         132,383          49,357         281,160
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $      19,307   $       4,191   $       1,727   $         807   $       6,372
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                    Colonial         Liberty                        Liberty          Liberty
                                                   Small Cap          Asset         Liberty         Federal       Small Company
                                                     Value         Allocation        Equity        Securities        Growth
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $      10,813   $         560   $         595   $          88   $          65
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                            10,813             560             595              88              65

Liabilities
Payable to Golden American Life
  Insurance Company                                          1               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            1               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                              10,812             560             595              88              65
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $      10,812   $         560   $         595   $          88   $          65
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $      10,812   $         560   $         595   $          88   $          65
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                     871,978          43,943          45,590           7,821           7,629
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $      10,729   $         501   $         882   $          86   $          50
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                                   PIMCO
                                                  Oppenheimer     Oppenheimer        PIMCO       StocksPLUS        Pioneer
                                                     Global        Strategic         High        Growth and      Equity-Income
                                                   Securities         Bond           Yield          Income            VCT
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $       1,775   $         233   $     536,843   $     177,771   $         860
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                             1,775             233         536,843         177,771             860

Liabilities
Payable to Golden American Life
  Insurance Company                                          -               -              92              43               -
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            -               -              92              43               -
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                               1,775             230         536,751       177,728             860
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $       1,775   $         233   $     536,751   $     177,728   $         860
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $       1,775   $         233   $     536,751   $     177,728   $         860
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                      83,086          47,193      67,868,892      21,315,473          52,575
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $       1,641   $         225   $     509,367   $     179,074   $         852
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                    Pioneer
                                                     Pioneer        Mid-Cap         Pioneer
                                                      Fund           Value       Small Company     ProFund VP     ProFund VP
                                                      VCT             VCT             VCT             Bull         Europe 30
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $      46,883   $     123,034   $       4,803   $      47,317   $      13,774
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                            46,883         123,034           4,803          47,317          13,774

Liabilities
Payable to Golden American Life
  Insurance Company                                          6              18               1              11               2
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            6              18               1              11               2
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                              46,877         123,016           4,802          47,306          13,772
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $      46,877   $     123,016   $       4,802   $      47,306   $      13,772
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $      46,877   $     123,016   $       4,802   $      47,306   $      13,772
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                   2,814,122       6,955,010         467,236       2,051,915         663,473
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $      44,634   $     115,853   $       4,778   $      47,538   $      13,798
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                   ProFund VP                                     SP Jennison       Putnam VT
                                                  Rising Rates     ProFund VP      Prudential    International      Discovery
                                                   Opportunity      Small Cap       Jennison         Growth          Growth
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $      13,017   $      87,196   $      52,041   $      42,666   $       2,805
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                            13,017          87,196          52,041          42,666           2,805

Liabilities
Payable to Golden American Life
  Insurance Company                                          2              18              10               6               -
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            2              18              10               6               -
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                              13,015          87,178          52,031          42,660           2,805
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $      13,015   $      87,178   $      52,031   $      42,660   $       2,805
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $      13,015   $      87,178   $      52,031   $      42,660   $       2,805
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                     566,190       3,145,603       3,504,456       8,333,181         656,916
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $      13,539   $      88,184   $      47,538   $      40,528   $       2,732
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                   Putnam VT                     Smith Barney
                                                   Putnam VT     International                   International    Smith Barney
                                                   Growth and      Growth and     Smith Barney       All Cap          Large
                                                     Income          Income        High Income       Growth         Cap Value
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $       2,776   $       3,407   $         302   $         201   $         386
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                             2,776           3,407             302             201             386

Liabilities
Payable to Golden American Life
  Insurance Company                                          -               1               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            -               1               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                               2,776           3,406             302             201             368
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $       2,776   $       3,406   $         302   $         201   $         368
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $       2,776   $       3,406   $         302   $         201   $         368
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                     135,396         354,146          39,039          20,039          24,856
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $       2,775   $       3,215   $         384   $         317   $         483
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                  Smith Barney    UBS Tactical
                                                     Money            Asset
                                                     Market        Allocation
                                                 --------------  --------------


Assets
Investments in mutual funds
  at fair value                                  $          84   $       3,253
                                                 --------------  --------------
Total assets                                                84           3,253

Liabilities
Payable to Golden American Life
  Insurance Company                                          -               -
                                                 --------------  --------------
Total liabilities                                            -               -
                                                 --------------  --------------
Net assets                                                  84           3,253
                                                 ==============  ==============

Net assets

Accumulation units                               $          84   $       3,253
Contracts in payout
  (annuitization) period                                     -               -
                                                 --------------  --------------
Total net assets                                 $          84   $       3,253
                                                 ==============  ==============
Total number of mutual fund shares                      84,300         296,311
                                                 ==============  ==============
Cost of mutual fund shares                       $          84   $       3,253
                                                 ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                   AIM V.I.
                                                     AIM V.I.       AIM V.I.         Dent                            AIM V.I.
                                                     Capital          Core        Demographic       AIM V.I.         Premier
                                                   Appreciation      Equity          Trends          Growth          Equity
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                            -               1             299              12               1
  Annual administrative charges                              -               -              11               -               -
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          -               -               8               -               -
  Other contract charges                                     -               -              51               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                               -               1             369              12               1
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                                 -              (1)           (369)            (12)             (1)

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                     (6)              -            (738)            (62)             (7)
Net unrealized appreciation (depreciation)
  of investments                                             6              14           5,002             237              15
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $           -   $          13   $       3,895   $         163   $           7
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                    Alliance        Alliance
                                                    Berntein        Berntein       Alliance
                                                   Growth and        Premier       Berntein      Fidelity(R)VIP  Fidelity(R)VIP
                                                     Income          Growth          Value       Contrafund(R)   Equity-Income
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $          50   $           -   $          32   $          17   $         401
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                     50               -              32              17             401

Expenses:
  Mortality and expense risk and
    other charges                                           65              31              46              83             566
  Annual administrative charges                              1               1               1               2              16
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          3               1               2               1              13
  Other contract charges                                     -               -               -               -              83
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                              69              33              49              86             678
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                               (19)            (33)            (17)            (69)           (277)

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                   (142)             26             (78)             (2)            856
Net unrealized appreciation (depreciation)
  of investments                                         1,003             300             528           1,196           4,744
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $         842   $         293   $         433   $       1,125   $       5,323
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                   Franklin
                                                                                   Small Cap                       Galaxy VIP
                                                Fidelity(R) VIP  Fidelity(R) VIP     Value         Greenwich          Asset
                                                     Growth         Overseas       Securities     Appreciation     Allocation
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $          33   $           -   $           -   $           -   $           4
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                     33               -               -               -               4

Expenses:
  Mortality and expense risk and
    other charges                                          752               -               -               6               2
  Annual administrative charges                             23               -               -               1               -
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                         22               -               -               -               1
  Other contract charges                                   105               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                             902               -               -               7               3
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                              (869)              -               -              (7)              1

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                    139               5               -             (15)           (237
Net unrealized appreciation (depreciation)
  of investments                                         9,386               1               6              80             245
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $       8,656   $           6   $           6   $          58   $           9
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                   Galaxy VIP      Galaxy VIP      Galaxy VIP       ING GET         ING GET
                                                   Growth and     High Quality      Small Co.        Fund-            Fund-
                                                     Income            Bond           Growth        Series N         Series P
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $           -   $           2   $           -   $         711   $       3,275
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               2               -             711           3,275

Expenses:
  Mortality and expense risk and
    other charges                                            -               1               -             419           2,047
  Annual administrative charges                              -               -               -               4           1,445
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          -               -               -              20             130
  Other contract charges                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                               -               1               -             443           3,622
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                                 -               1               -             268            (347)

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                    (53)              5             (37)             65             784
Net unrealized appreciation (depreciation)
  of investments                                            49              (7)             34             132              73
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $         (4)   $          (4)  $          (3)  $         465   $         510
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                    ING GET         ING GET         ING GET         ING GET         ING GET
                                                     Fund-           Fund-           Fund-           Fund-           Fund-
                                                    Series Q        Series R        Series S        Series T        Series U
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $           3   $          21   $         181   $         266   $           2
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      3              21             181             266               2

Expenses:
  Mortality and expense risk and
    other charges                                        2,450           2,529           3,245           3,391           2,675
  Annual administrative charges                             29              32              37              41              43
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                        149              64              76             113              37
  Other contract charges                                     -               -               -               4               5
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                           2,628           2,625           3,258           3,549           2,760
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                            (2,625)         (2,604)         (3,177)         (3,283)         (2,758)

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                  1,137           1,444           2,012           3,054           4,539
Net unrealized appreciation (depreciation)
  of investments                                         5,132           5,219           6,369           5,092           7,571
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $       3,644   $       4,059   $       5,204   $       4,863   $       9,352
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                    ING GET
                                                                    ING GET        U.S. Core                         ING AIM
                                                    ING GET        U.S. Core       Portfolio-        ING AIM         Mid-Cap
                                                     Fund-         Portfolio-       Series 2         Mid-Cap         Growth
                                                    Series V        Series 1      (Guaranteed)       Growth          Advisor
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                        2,449             301               1           1,878               9
  Annual administrative charges                             72              21               -             150               -
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                         82               9               -              65               -
  Other contract charges                                     2               -               -             168               2
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                           2,605             331               1           2,261              11
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                            (2,605)           (331)             (1)         (2,261)            (11)

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                   (598)              5               -           8,989               3
Net unrealized appreciation (depreciation)
  of investments                                        (9,327)          1,041               -          27,030             127
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $     (12,530)  $         715   $          (1)  $      33,758   $         119
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                  ING Alliance
                                                  ING Alliance       Mid-Cap                     ING American    ING American
                                                     Mid-Cap         Growth      ING American        Funds           Funds
                                                     Growth          Advisor         Funds       Growth-Income   International
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                        3,638              11               9               7               2
  Annual administrative charges                            233               -               2               1               -
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                        191               -               -               -               -
  Other contract charges                                   203               2               1               1               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                           4,265              13              12               9               2
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                            (4,265)            (13)            (12)             (9)             (2)

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                 14,705               7               -               -               3
Net unrealized appreciation (depreciation)
  of investments                                        90,661             253            (513)           (257)            (57)
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $     101,101   $         247   $        (525)  $        (266)  $         (56)
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                   ING Capital                     ING Capital
                                                  ING Capital       Guardian      ING Capital       Guardian
                                                   Guardian         Large Cap      Guardian          Managed       ING Capital
                                                   Large Cap          Value         Managed          Global         Guardian
                                                     Value           Advisor        Global           Advisor        Small Cap
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                        4,531              32           2,933               5           4,565
  Annual administrative charges                            136               -             122               -             250
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                        161               -              84               -             156
  Other contract charges                                   606               8             317               1             394
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                           5,434              40           3,456               6           5,365
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                            (5,434)            (40)         (3,456)             (6)         (5,365)

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                 (4,567)            (32)         (2,801)              8         (18,250)
Net unrealized appreciation (depreciation)
  of investments                                        70,125             496          46,677              66          98,880
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $      60,124   $         424   $      40,420   $          68   $      75,265
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                   ING Capital                         ING                          ING Eagle
                                                    Guardian            ING         Developing      ING Eagle      Asset Value
                                                    Small Cap        Developing       World        Asset Value       Equity
                                                     Advisor           World         Advisor         Equity          Advisor
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                           13             755               5           2,075               6
  Annual administrative charges                              -              40               -              95               -
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          -              23               -              82               -
  Other contract charges                                     3              67               1             157               1
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                              16             885               6           2,409               7
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                               (16)           (885)             (6)         (2,409)             (7)

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                      1          (2,630)              2          (8,550)              -
Net unrealized appreciation (depreciation)
  of investments                                           197          18,404             143          25,221              48
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $         182   $      14,889   $         139   $      14,262   $          41
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                      ING             ING
                                                                     ING FMR        Goldman      Goldman Sachs
                                                    ING FMR        Diversified       Sachs          Internet         ING
                                                  Diversified        Mid-Cap        Internet       Tollkeeper        Hard
                                                    Mid-Cap          Advisor       Tollkeeper        Advisor         Assets
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                        1,396              16             290               6             897
  Annual administrative charges                             38               -               8               -              35
  Minimum death benefit guarantee charges                    -               -               -               -               1
  Contingent deferred sales charges                         39               -               9               -              27
  Other contract charges                                   221               4              57               1              72
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                           1,694              20             364               7           1,032
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                            (1,694)            (20)           (364)             (7)         (1,032)

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                   (976)              -             571               6          (3,190)
Net unrealized appreciation (depreciation)
  of investments                                        18,666             222           3,484              45          20,073
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $      15,996   $         202   $       3,691   $          44   $      15,851
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                      ING                                                             ING
                                                      Hard                            ING              ING        Janus Growth
                                                     Assets           ING        International    Janus Growth     and Income
                                                     Advisor      International      Advisor       and Income        Advisor
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                            8           1,510              19           2,079              38
  Annual administrative charges                              -              79               -              57               1
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          -              55               -              72               -
  Other contract charges                                     2             102               5             323              10
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                              10           1,746              24           2,531              49
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                               (10)         (1,746)            (24)         (2,531)            (49)

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                      1          14,759               2           (879)               4
Net unrealized appreciation (depreciation)
  of investments                                           205           2,937             327          16,107             266
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $         196   $      15,950   $         305   $      12,697   $         221
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                      ING                                              ING
                                                      ING            Janus                       ING Jennison        JPMorgan
                                                     Janus          Special      ING Jennison       Equity           Fleming
                                                    Special         Equity          Equity       Opportunities      Small Cap
                                                    Equity          Advisor      Opportunities       Advisor         Equity
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                          349               2           3,259               6             270
  Annual administrative charges                             14               -             207               -               7
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          8               -             139               -               3
  Other contract charges                                    58               1             254               1              47
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                             429               3           3,859               7             327
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                              (429)             (3)         (3,859)             (7)           (327)

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                   (704)              3         (47,580)              1             (85)
Net unrealized appreciation (depreciation)
  of investments                                         7,982              40          83,764              79           4,046
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $       7,982   $          40   $      32,325   $          73   $       3,634
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                  ING JPMorgan
                                                     Fleming                          ING             ING
                                                    Small Cap          ING        Julius Baer       Limited           ING
                                                     Equity        Julius Baer      Foreign         Maturity         Liquid
                                                     Advisor         Foreign        Advisor           Bond           Assets
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           -   $       5,640
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -           5,640

Expenses:
  Mortality and expense risk and
    other charges                                          349             136              10           7,099          11,664
  Annual administrative charges                              1               3               -             193             472
  Minimum death benefit guarantee charges                    -               -               -               1               3
  Contingent deferred sales charges                          -               2               -             377          20,515
  Other contract charges                                     9              26               3             493             715
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                              46             167              13           8,163          33,369
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                               (46)           (167)            (13)         (8,163)        (27,729)

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                      1             952               2           6,819               -
Net unrealized appreciation (depreciation)
  of investments                                           579             632             118           7,967               -
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $         534   $       1,417   $         107   $       6,623   $     (27,729
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                                                       ING
                                                     ING                             ING             ING             Mercury
                                                    Liquid             ING          Marisco        Mercury            Focus
                                                    Assets           Marisco        Growth          Focus             Value
                                                    Advisor          Growth         Advisor         Value            Advisor
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $          20   $           -   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                     20               -               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                           61           7,251              29             126               3
  Annual administrative charges                              1             636               -               3               -
  Minimum death benefit guarantee charges                    -               -               -               1               -
  Contingent deferred sales charges                         10             361               -               3               -
  Other contract charges                                    17             499               8              22               1
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                              89           8,747              37             154               4
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                               (69)         (8,747)            (37)           (154)             (4)

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                      -         (13,050)              2             (66)              3
Net unrealized appreciation (depreciation)
  of investments                                             -         131,609             443           1,305              29
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $         (69)  $     109,812   $         408   $       1,085   $          28
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                      ING
                                                      ING            Mercury                        ING MFS
                                                    Mercury        Fundamental       ING MFS        Mid-Cap
                                                  Fundamental        Growth          Mid-Cap        Growth          ING MFS
                                                     Growth          Advisor         Growth         Advisor         Research
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                           77               4           5,995              35           5,239
  Annual administrative charges                              2               -             468               1             327
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          3               -             248               -             263
  Other contract charges                                    17               1             558               9             404
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                              46             167              13           8,163           6,233
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                               (99)             (5)         (7,269)            (45)         (6,233)

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                    (25)              -         (82,076)             13        (112,102)
Net unrealized appreciation (depreciation)
  of investments                                           917              54         192,868             525         162,272
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $         793   $          49   $     103,523   $         493   $      43,937
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                     ING MFS                           ING
                                                    ING MFS         ING MFS          Total            ING             PIMCO
                                                    Research         Total           Return          PIMCO          Core Bond
                                                     Advisor         Return          Advisor       Core Bond         Advisor
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                           11          11,171              73           6,602             107
  Annual administrative charges                              -             417               1             139               1
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          -             441               -             257               -
  Other contract charges                                     2             924              18             797              29
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                              13          12,953              92           7,795             137
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                               (13)        (12,953)            (92)         (7,795)           (137)

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                      3          (1,925)             (6)          9,311              20
Net unrealized appreciation (depreciation)
  of investments                                            85          81,075             498          12,129             292
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $          75   $      66,197   $         400   $      12,129   $         292
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                  ING Salomon                      ING Salomon         ING
                                                  ING Salomon       Brothers      ING Salomon        Brothers     T. Rowe Price
                                                    Brothers         All Cap        Brothers        Investors        Capital
                                                    All Cap          Advisor        Investors        Advisor      Appreciation
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                        3,664              20           1,270               6          12,362
  Annual administrative charges                            123               -              31               -             404
  Minimum death benefit guarantee charges                    -               -               -               -               1
  Contingent deferred sales charges                        128               -              49               -             462
  Other contract charges                                   506               5             185               1           1,276
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                           4,421              25           1,535               7          14,505
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                            (4,421)            (25)         (1,535)             (7)        (14,505)

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                 (7,397)              2          (4,178)              -           3,824
Net unrealized appreciation (depreciation)
  of investments                                        63,667             298          18,417              66         106,633
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $      51,849   $         275   $      12,704   $          59   $      95,952
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                       ING
                                                  T. Rowe Price                         ING
                                                     Capital           ING         T. Rowe Price                     ING UBS
                                                  Appreciation    T. Rowe Price    Equity Income     ING UBS      U.S. Balanced
                                                     Advisor      Equity Income       Advisor     U.S. Balanced      Advisor
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                           80           5,321              45             608               -
  Annual administrative charges                              1             208               1              17               -
  Minimum death benefit guarantee charges                    -               2               -               -               -
  Contingent deferred sales charges                          -             167               1              18               -
  Other contract charges                                    20             545              11              91               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                             101           6,243              57             734               -
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                              (101)         (6,243)            (57)           (734)              -

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                     30          (3,791)            (10)         (1,346)              -
Net unrealized appreciation (depreciation)
  of investments                                           791          49,307             445           5,411               -
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $         720   $      39,273   $         378   $       3,331   $           -
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                                      ING
                                                                       ING            ING          Van Kampen         ING
                                                      ING           Van Kampen     Van Kampen        Global        Van Kampen
                                                   Van Kampen     Equity Growth      Global        Franchise       Growth and
                                                 Equity Growth       Advisor        Franchise        Advisor         Income
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                          140              25             316              58           6,739
  Annual administrative charges                              4               1               8               1             376
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          3               -               4               -             275
  Other contract charges                                    25               6              55              15             371
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                             172              32             383              74           7,761
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                              (172)            (32)           (383)            (74)         (7,761)

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                    (37)              1             106              (3)        (15,775)
Net unrealized appreciation (depreciation)
  of investments                                         1,230             194           2,951             670          83,753
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $       1,021   $         163   $       2,674   $         593   $      60,217
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                      ING
                                                   Van Kampen                         ING
                                                   Growth and         ING          Van Kampen      ING Alger
                                                     Income        Van Kampen     Real Estate      Aggressive       ING Alger
                                                     Advisor       Real Estate       Advisor         Growth           Growth
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                           97           2,631              24               1               -
  Annual administrative charges                              2             107               -               -               -
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          2             104               1               -               -
  Other contract charges                                    22             296               7               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                             123           3,138              32               1               -
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                              (123)         (3,138)            (32)             (1)              -

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                     (3)           (510)              1               -               -
Net unrealized appreciation (depreciation)
  of investments                                         1,041          54,474             538              20              10
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $         915   $      50,826   $         507   $          19   $          10
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                     ING
                                                   American           ING             ING             ING             ING
                                                    Century          Baron          JPMorgan        JPMorgan      MFS(R)Capital
                                                   Small Cap       Small Cap         Fleming         Mid Cap     Opportunities
                                                     Value           Growth       International       Value      (Initial Class)
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $           -   $           -   $           2   $           -   $           3
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               2               -               3

Expenses:
  Mortality and expense risk and
    other charges                                            -               1               2              10              17
  Annual administrative charges                              -               -               -               -               -
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          -               -               -               -               1
  Other contract charges                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                               -               1               2              10              18
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                                 -              (1)              -             (10)            (15)

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                      -               -              13               7             (99)
Net unrealized appreciation (depreciation)
  of investments                                            10              30             (27)            116             289
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $          10   $          29   $         (14)  $         113   $         175
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)



                                                       ING                                            ING
                                                  MFS(R) Capital       ING            ING            Op Cap
                                                  Opportunities    MFS(R)Global   MFS Research      Balanced       ING PIMCO
                                                 (Service Class)      Growth         Equity          Value        Total Return
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           6   $           8
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               6               8

Expenses:
  Mortality and expense risk and
    other charges                                            1               3               -               1               6
  Annual administrative charges                              -               -               -               -               -
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          -               -               -               -               1
  Other contract charges                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                               1               3               -               -               6
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                                (1)             (3)              -               5               2

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                      -              11               -               -               2
Net unrealized appreciation (depreciation)
  of investments                                            20              38               4              25              26
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $          19   $          46   $           4   $          30   $          30
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                  ING Salomon      ING Salomon    ING Salomon         ING
                                                    Brothers         Brothers       Brothers     T. Rowe Price      ING UBS
                                                   Aggressive      Fundamental     Investors        Growth       Tactical Asset
                                                     Growth           Value          Value          Equity         Allocation
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $           -   $           5   $           1   $           2   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               5               1               2               -

Expenses:
  Mortality and expense risk and
    other charges                                            2               1               -               4               -
  Annual administrative charges                              -               -               -               -               -
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          -               -               -               -               -
  Other contract charges                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                               2               1               -               4               -
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                                (2)              4               1              (2)              -

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                     10               -               -              (2)              -
Net unrealized appreciation (depreciation)
  of investments                                           (65)             13               4             104               3
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $         (57)  $          17   $           5   $         100   $           3
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                      ING           ING VIT
                                                   Van Kampen      Worldwide        ING VP           ING VP          ING VP
                                                    Comstock         Growth        Balanced           Bond           Growth
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $       1,301   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -           1,301               -

Expenses:
  Mortality and expense risk and
    other charges                                          141             426               1             917               1
  Annual administrative charges                              3              13               -              21               -
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          -              13               -              63               -
  Other contract charges                                    30              83               -             126               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                             174             535               1           1,127               1
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                              (174)           (535)             (1)            174              (1)

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                     37          (1,359)              -           1,042               1
Net unrealized appreciation (depreciation)
  of investments                                         1,716           6,537              10             855              14
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $       1,579   $       4,643   $           9   $       2,071   $          14
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                     ING VP         ING VP         ING VP           ING VP          ING VP
                                                   Index Plus     Index Plus     Index Plus      International       Small
                                                    LargeCap         MidCap        SmallCap          Equity         Company
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $         157   $          27   $           6   $           -   $           1
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                    157              27               6               -               1

Expenses:
  Mortality and expense risk and
    other charges                                          139              83              60               -               2
  Annual administrative charges                              5               2               2               -               -
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          3               2               2               -               -
  Other contract charges                                     8               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                             155              87              64               -               2
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                                 2             (60)            (58)              -              (1)

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                    117            (116)             45               -              (6)
Net unrealized appreciation (depreciation)
  of investments                                           569           1,315             956               7              96
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $         688   $       1,139   $         943   $           7   $          89
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                    ING VP                          ING VP          ING VP           ING VP
                                                     Value          ING VP        Growth and        Growth       International
                                                  Opportunity     Convertible        Income      Opportunities       Value
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $          10   $          20   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                     10              20               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                           15              18               2             176               1
  Annual administrative charges                              1               -               -               6               -
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          -               -               -               3               -
  Other contract charges                                     -               -               -              32               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                              16              18               2             217               1
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                                (6)              2              (2)           (217)             (1)

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                    (23)             (5)              -            (422)             (2)
Net unrealized appreciation (depreciation)
  of investments                                           145             193               2           2,677              40
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $         116   $         190   $           -   $       2,038   $          37
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                    ING VP           ING VP                         ING VP           ING VP
                                                 Large Company      LargeCap        ING VP          MidCap          SmallCap
                                                     Value           Growth        MagnaCap      Opportunities   Opportunities
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $           2   $           -   $          74   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      2               -              74               -               -

Expenses:
  Mortality and expense risk and
    other charges                                           13              15             198               1             557
  Annual administrative charges                              -               -               5               -              16
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          -               -               4               -              10
  Other contract charges                                     -               -              28               -             117
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                              13              15             235               1             700
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                               (11)            (15)           (161)             (1)           (700)

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                   (110)            (14)           (231)              -            (603)
Net unrealized appreciation (depreciation)
  of investments                                           253             265           2,321              17          10,840
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $         132   $         236   $       1,929   $          16   $       9,537
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                   INVESCO         INVESCO
                                                     VIF -           VIF -         INVESCO        INVESCO        Janus Aspen
                                                   Financial         Health          VIF -          VIF -           Series
                                                    Services        Sciences        Leisure        Utilities        Balanced
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           -   $          19
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -              19

Expenses:
  Mortality and expense risk and
    other charges                                          394             576             162             155              11
  Annual administrative charges                             11              16               5               4               -
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                         12              14               2               3               -
  Other contract charges                                    63              86              31              24               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                             480             692             200             186              11
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                               690            (186)            (27)           (396)             (1)

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                    690            (186)            (27)           (369)             (1)
Net unrealized appreciation (depreciation)
  of investments                                         3,602           4,989           1,428           1,271              99
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $       3,812   $       4,111   $       1,201   $         716   $         106
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                   Janus Aspen                    Janus Aspen
                                                     Series       Janus Aspen        Series        Colonial        Liberty
                                                    Flexible         Series        Worldwide       Small Cap        Asset
                                                     Income          Growth          Growth          Value        Allocation
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $           9   $           -   $          31   $         115   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      9               -              31             115               -

Expenses:
  Mortality and expense risk and
    other charges                                            4               2              50               8               4
  Annual administrative charges                              -               -               1               2               -
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          -               -               -               -               -
  Other contract charges                                     -               -               -               3               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                               4               2              51              13               4
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                                 5              (2)            (20)            102              (4)

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                     16              (8)            444              53               4
Net unrealized appreciation (depreciation)
  of investments                                            27              57             148              84              60
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $          48   $          47   $         572   $         239   $          60
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                    Liberty         Liberty        Oppenheimer     Oppenheimer
                                                     Liberty        Federal      Small Company       Global         Strategic
                                                     Equity        Securities       Growth         Securities         Bond
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $           19  $           -   $           -   $           3   $           2
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      1               -               -               3               2

Expenses:
  Mortality and expense risk and
    other charges                                            6               1               -               4               1
  Annual administrative charges                              1               -               -               -               -
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          -               -               -               -               -
  Other contract charges                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                               7               1               -               4               1
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                                (6)             (1)              -              (1)              1

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                    (53)              1               3              (5)              5
Net unrealized appreciation (depreciation)
  of investments                                           134               2              15             173               7
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $          75   $           2   $          18   $         167   $          13
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                    PIMCO                                          Pioneer
                                                     PIMCO        StocksPLUS        Pioneer         Pioneer        Mid-Cap
                                                     High         Growth and     Equity-Income       Fund            Value
                                                     Yield           Income           VCT             VCT             VCT
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $      24,059  $        2,108   $           7   $         209   $         209
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                 24,059           2,108               7             209             209

Expenses:
  Mortality and expense risk and
    other charges                                        5,361           2,257               3             381             978
  Annual administrative charges                            166             107               -               8              25
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                        255             182               -              11              26
  Other contract charges                                   486             173               -              69             140
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                           6,238           2,719               3             469           1,169
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                            17,821            (611)              4            (260)           (960)

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                 (4,405)        (31,574)             (1)           (673)           (332)
Net unrealized appreciation (depreciation)
  of investments                                        42,196          58,046              28           3,588          14,053
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $      55,612   $      25,861   $          31   $       2,655   $      12,761
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                     Pioneer                                      ProFund VP
                                                  Small Company     ProFund VP    ProFund VP     Rising Rates     ProFund VP
                                                       VCT             Bull        Europe 30      Opportunity      Small Cap
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $           -  $            -   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                           43             550             164               7             562
  Annual administrative charges                              1              16               3               2              22
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          -              16               5               -              21
  Other contract charges                                     -              56              13               -              73
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                              44             638               3             469             678
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                               (44)           (638)           (185)             (9)           (678)

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                    (70)          4,914           1,071              (9)          6,368
Net unrealized appreciation (depreciation)
  of investments                                           554             588             317            (523)            453
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $         440   $       4,864   $       1,203   $        (541)  $       6,143
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                                                   Putnam VT
                                                                  SP Jennison      Putnam VT       Putnam VT     International
                                                   Prudential    International     Discovery       Growth and      Growth and
                                                    Jennison         Growth         Growth           Income          Income
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $           -  $            -   $           -   $          34   $          51
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -              34              51

Expenses:
  Mortality and expense risk and
    other charges                                          566             285              24              22              35
  Annual administrative charges                             15               8               1               -               1
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                         12               6               1               -               -
  Other contract charges                                    89              41               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                             682             340              26              22              36
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                              (682)           (340)            (26)             12              15

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                    297           2,370             (40)            (64)           (137)
Net unrealized appreciation (depreciation)
  of investments                                         6,499           2,715             457             241             588
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $       6,114   $       4,864   $       1,203   $        (541)  $         466
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                 Smith Barney
                                                                 International   Smith Barney    Smith Barney     UBS Tactical
                                                  Smith Barney       All Cap         Large          Money             Asset
                                                   High Income       Growth        Cap Value        Market         Allocation
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $           -  $            -   $           -   $           1   $          15
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               1              15

Expenses:
  Mortality and expense risk and
    other charges                                            3               2               4               1              23
  Annual administrative charges                              -               -               1               -               -
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          -               -               -               8               -
  Other contract charges                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                               3               2               5               9              23
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                                (3)             (2)             (5)             (8)             (8)

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                    (74)            (23)            (37)              -             (42)
Net unrealized appreciation (depreciation)
  of investments                                           131              48              77               -             272
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $          54   $          23   $          35   $          (8)  $         222
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                                    AIM V.I.
                                                                    AIM V.I.        AIM V.I.         Dent
                                                                    Capital           Core        Demographic       AIM V.I.
                                                                  Appreciation       Equity          Trends          Growth
                                                                 --------------  --------------  --------------  --------------
Net assets at January 1, 2002                                    $           -   $           -   $       3,550   $         443

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               -               -            (159)            (11)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -               -          (1,222)           (108)
  Net unrealized appreciation (depreciation) of
    investments                                                             (7)             (3)         (2,117)           (102)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       (7)             (3)         (3,498)           (221)

Changes from contract transactions:
  Purchase payments                                                         24              41           9,229             663
  Contract distributions and terminations                                    -               -            (223)            (18)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                     10               3           2,287             (19)
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                    34              44          11,283             626
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                   27              41           7,785             405
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                             27              41          11,335             848

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               -              (1)           (369)            (12)
  Net realized gain (loss) on investments
    and capital gains distributions                                         (6)              -            (738)            (62)
  Net unrealized appreciation (depreciation) of
    investments                                                              6              14           5,002             237
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                        -              13           3,895             163

Changes from contract transactions:
  Purchase payments                                                         37              97          15,481             599
  Contract distributions and terminations                                    -               -            (570)            (30)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                     (6)              4          10,311             179
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                    31             101          25,222             748
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                   31             114          29,117             911
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $          58   $         155   $      40,452   $       1,759
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                   Alliance         Alliance
                                                                     AIM V.I.      Bernstein        Bernstein       Alliance
                                                                     Premier      Growth and         Premier        Bernstein
                                                                     Equity         Income           Growth           Value
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $       4,653   $       1,091   $         595

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               -              86             (26)            (24)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -             (72)           (413)            (19)
  Net unrealized appreciation (depreciation) of
    investments                                                             (7)         (1,016)           (166)           (241)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       (7)         (1,002)           (605)           (284)

Changes from contract transactions:
  Purchase payments                                                         69           3,457             942           1,019
  Contract distributions and terminations                                    -            (100)            (74)            (44)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                     18             722             740           1,423
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                    87           4,079           1,608           2,398
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                   80           3,077           1,003           2,114
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                             80           4,730           2,094           2,709

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                              (1)            (19)            (33)            (17)
  Net realized gain (loss) on investments
    and capital gains distributions                                         (7)           (142)             26             (78)
  Net unrealized appreciation (depreciation) of
    investments                                                             15           1,003             300             528
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                        7             842             293             433

Changes from contract transactions:
  Purchase payments                                                         60           1,600             510           1,314
  Contract distributions and terminations                                    -            (214)            (83)           (206)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    (16)          1,012             427             946
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                    44           2,398             854           2,054
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                   51           3,240           1,147           2,487
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $         131   $       7,970   $       3,241   $       5,196
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                 Fidelity(R) VIP Fidelity(R) VIP   Fidelity(R)     Fidelity(R)
                                                                  Contrafund(R)  Equity-Income     VIP Growth     VIP Overseas
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $       1,183   $       1,949   $         693   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                             (35)            (53)           (130)              -
  Net realized gain (loss) on investments
    and capital gains distributions                                        (35)         (1,606)           (725)              -
  Net unrealized appreciation (depreciation) of
    investments                                                           (331)             62          (1,237)              -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                     (401)         (1,597)         (2,092)              -

Changes from contract transactions:
  Purchase payments                                                      3,038          12,283          13,555               9
  Contract distributions and terminations                                  (57)           (287)           (197)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    675          11,503          11,253               -
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 3,656          23,499          24,611               9
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                3,255          21,902          22,519               9
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                          4,438          23,851          23,212               9

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                             (69)           (277)           (869)              -
  Net realized gain (loss) on investments
    and capital gains distributions                                         (2)           (856)            139               5
  Net unrealized appreciation (depreciation) of
    investments                                                          1,196           4,744           9,386               1
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                    1,125           5,323           8,656               6

Changes from contract transactions:
  Purchase payments                                                      6,251          41,273          56,344              98
  Contract distributions and terminations                                 (118)         (1,178)         (1,290)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                  1,612          18,091          36,308             (81)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 7,745          58,186          91,362              17
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                8,870          63,509         100,018              23
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $      13,308   $      87,360   $     123,230   $          32
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                    Franklin
                                                                    Small Cap                      Galaxy VIP      Galaxy VIP
                                                                      Value        Greenwich         Asset         Growth and
                                                                   Securities     Appreciation     Allocation        Income
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $         723   $       1,260   $         201

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               -               -               4              (2)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -             (11)           (192)             (5)
  Net unrealized appreciation (depreciation) of
    investments                                                             (3)           (130)            (40)            (42)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       (3)           (141)           (228)            (49)

Changes from contract transactions:
  Purchase payments                                                         20              15               1               4
  Contract distributions and terminations                                    -              (5)            (25)            (14)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                      -              (3)           (377)            (20)
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                    20               7            (401)            (30)
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                   17            (134)           (629)            (79)
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                             17             589             631             122

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               -              (7)              1               -
  Net realized gain (loss) on investments
    and capital gains distributions                                          -             (15)           (237)            (53)
  Net unrealized appreciation (depreciation) of
    investments                                                              6              80             245              49
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                        6              58               9              (4)

Changes from contract transactions:
  Purchase payments                                                        178               5               -               -
  Contract distributions and terminations                                    -             (18)            (23)             (2)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                     (1)            (29)           (617)           (116)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   177             (42)           (640)           (118)
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  183              16            (631)           (122)
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $         200   $         605   $           -   $           -
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                   Galaxy VIP      Galaxy VIP        ING GET        ING GET
                                                                  High Quality      Small Co.         Fund-          Fund-
                                                                      Bond           Growth         Series N        Series P
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $         152   $          84   $      30,868   $     153,045

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               4              (1)           (225)         (1,613)
  Net realized gain (loss) on investments
    and capital gains distributions                                          2              (7)              1             (70)
  Net unrealized appreciation (depreciation) of
    investments                                                              3             (23)           (538)         (1,644)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                        9             (31)           (762)            (39)

Changes from contract transactions:
  Purchase payments                                                          -              12              (8)           (437)
  Contract distributions and terminations                                   (4)             (5)           (792)         (3,496)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    (27)             (3)           (645)         (5,227)
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   (31)              4          (1,445)         (9,160)
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                   22             (27)         (2,207)         (9,199)
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                            130              57          28,661         143,846

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               1               -             268            (347)
  Net realized gain (loss) on investments
    and capital gains distributions                                          5             (37)             65             784
  Net unrealized appreciation (depreciation) of
    investments                                                             (7)             34             132              73
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       (1)             (3)            465             510

Changes from contract transactions:
  Purchase payments                                                          -               -              (9)            (67)
  Contract distributions and terminations                                    -              (1)           (656)         (3,795)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                   (129)            (53)         (2,831)        (21,194)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                  (129)            (54)         (3,496)        (21,194)
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                 (130)            (57)         (3,031)        (24,546)
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $           -   $           -   $      25,630   $     119,300
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                    ING GET         ING GET         ING GET         ING GET
                                                                     Fund-           Fund-           Fund-           Fund-
                                                                    Series Q        Series R        Series S        Series T
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $       1,904   $           -   $           -   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                             335             320            (132)           (298)
  Net realized gain (loss) on investments
    and capital gains distributions                                         (3)             48             (15)              8
  Net unrealized appreciation (depreciation) of
    investments                                                            217           1,356           1,013           2,300
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                      549           1,724             866           2,010

Changes from contract transactions:
  Purchase payments                                                      2,717           2,413           3,067           6,518
  Contract distributions and terminations                               (2,304)         (2,081)         (1,591)           (152)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                166,163         168,470         216,928         229,572
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                               166,576         168,802         218,404         235,938
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                              167,125         170,526         219,270         237,948
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                        169,029         170,526         219,270         237,948

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                          (2,625)         (2,604)         (3,177)         (3,283)
  Net realized gain (loss) on investments
    and capital gains distributions                                      1,137           1,444           2,012           3,054
  Net unrealized appreciation (depreciation) of
    investments                                                          5,132           5,219           6,369           5,092
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                    3,644           4,059           5,204           4,863

Changes from contract transactions:
  Purchase payments                                                       (115)            (52)            (71)           (240)
  Contract distributions and terminations                               (5,419)         (3,143)         (4,077)         (5,455)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                (28,713)        (30,683)        (47,171)        (66,984)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                               (34,247)        (33,878)        (51,319)        (72,679)
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                              (30,603)        (29,819)        (46,115)        (67,816)
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $     138,426   $     140,707   $     173,155   $     170,132
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                                                    ING GET
                                                                                                    ING GET        U.S. Core
                                                                    ING GET          ING GET       U.S. Core       Portfolio-
                                                                     Fund-            Fund-        Portfolio-       Series 2
                                                                    Series U         Series V       Series 1      (Guaranteed)
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $           -   $           -   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               -               -               -               -
  Net realized gain (loss) on investments
    and capital gains distributions                                          -               -               -               -
  Net unrealized appreciation (depreciation) of
    investments                                                              -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                        -               -               -               -

Changes from contract transactions:
  Purchase payments                                                        466               -               -               -
  Contract distributions and terminations                                    -               -               -               -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    582               -               -               -
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 1,048               -               -               -
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                1,048               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                          1,048               -               -               -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                          (2,758)         (2,605)           (331)             (1)
  Net realized gain (loss) on investments
    and capital gains distributions                                      4,539            (598)              5               -
  Net unrealized appreciation (depreciation) of
    investments                                                          7,571          (9,327)          1,041               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                    9,352         (12,530)            715              (1)

Changes from contract transactions:
  Purchase payments                                                      5,929          12,269           6,002              96
  Contract distributions and terminations                               (2,550)         (2,437)           (374)            (10)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                164,794         363,136         231,286           2,106
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                               168,173         372,968         236,914           2,192
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                              177,525         360,438         237,629           2,191
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $     178,573   $     360,438   $     237,629   $       2,191
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                    ING AIM                       ING Alliance
                                                                     ING AIM        Mid-Cap       ING Alliance       Mid-Cap
                                                                     Mid-Cap        Growth           Mid-Cap         Growth
                                                                     Growth         Advisor          Growth         Advisor
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $     259,382   $           -   $     395,434   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                          (3,672)              -          (5,491)              -
  Net realized gain (loss) on investments
    and capital gains distributions                                   (113,239)              -        (211,562)              -
  Net unrealized appreciation (depreciation) of
    investments                                                         38,088              (1)         97,211              (6)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                  (78,823)             (1)       (119,842)             (6)

Changes from contract transactions:
  Purchase payments                                                     15,000              61          22,649             150
  Contract distributions and terminations                               (9,725)              -         (16,524)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                (45,983)             18         (34,948)              4
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   1               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                               (40,707)             79         (28,823)            154
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                             (119,530)             78        (148,665)            148
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                        139,852              78         246,769             148

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                          (2,261)            (11)         (4,265)            (13)
  Net realized gain (loss) on investments
    and capital gains distributions                                      8,989               3          14,705               7
  Net unrealized appreciation (depreciation) of
    investments                                                         27,030             127          90,661             253
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                   33,758             119         101,101             247

Changes from contract transactions:
  Purchase payments                                                     17,220           1,504          25,377           1,816
  Contract distributions and terminations                               (5,661)             (3)        (13,228)             (1)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                 (2,861)             58          20,263             234
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 8,698           1,559          32,412           2,049
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               42,456           1,678         133,513           2,296
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $     182,308   $       1,756   $     380,282   $       2,444
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                                                   ING Capital
                                                                  ING American    ING American    ING American      Guardian
                                                                      Funds          Funds           Funds          Large Cap
                                                                     Growth      Growth-Income    International       Value
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $           -   $           -   $     275,489

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               -               -               -          (4,985)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -               -               -         (12,529)
  Net unrealized appreciation (depreciation) of
    investments                                                              -               -               -         (66,466)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                        -               -               -         (83,980)

Changes from contract transactions:
  Purchase payments                                                          -               -               -          90,790
  Contract distributions and terminations                                    -               -               -         (11,843)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                      -               -               -          25,232
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                     -               -               -         104,179
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                    -               -               -          20,199
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                              -               -               -         295,688

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                             (12)             (9)             (2)         (5,434)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -               -               3          (4,567)
  Net unrealized appreciation (depreciation) of
    investments                                                           (513)           (257)            (57)         70,125
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                     (525)           (266)            (56)         60,124

Changes from contract transactions:
  Purchase payments                                                      5,473           4,676           1,948         (79,043)
  Contract distributions and terminations                                   (7)             (5)              -         (12,560)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                 10,186           8,130           2,479          33,295
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                15,652          12,801           4,427          99,778
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               15,127          12,535           4,371         159,902
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $      15,127   $      12,535   $       4,371   $     455,590
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                  ING Capital                      ING Capital
                                                                    Guardian      ING Capital       Guardian
                                                                    Large Cap      Guardian          Managed       ING Capital
                                                                      Value         Managed          Global         Guardian
                                                                     Advisor        Global           Advisor        Small Cap
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $     250,388   $           -   $     480,513

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                              (1)         (3,977)              -          (7,335)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -          (2,654)              -         (87,705)
  Net unrealized appreciation (depreciation) of
    investments                                                            (14)        (50,119)             (2)        (39,390)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                      (15)        (56,750)             (2)       (134,430)

Changes from contract transactions:
  Purchase payments                                                        307          48,234              31          64,429
  Contract distributions and terminations                                    -         (12,917)              -         (23,540)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                     41          (5,872)             21         (45,826)
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               1               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   348          29,446              52          (4,937)
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  333         (27,304)             50        (139,367)
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                            333         223,084              50         341,146

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                             (40)         (3,456)             (6)         (5,365)
  Net realized gain (loss) on investments
    and capital gains distributions                                        (32)         (2,801)              8         (18,250)
  Net unrealized appreciation (depreciation) of
    investments                                                            496          46,677              66          98,880
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                      424          40,420              68          75,265

Changes from contract transactions:
  Purchase payments                                                      4,080          35,583             844          41,174
  Contract distributions and terminations                                 (460)         (8,721)            (33)        (12,700)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    355           1,958              46           5,240
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 3,975          28,820             857          33,714
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                4,399          69,240             925         108,979
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $       4,732   $     292,324   $         975   $     450,125
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                  ING Capital                         ING
                                                                    Guardian          ING           Developing      ING Eagle
                                                                   Small Cap       Developing         World        Asset Value
                                                                     Advisor         World           Advisor          Equity
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $      71,466   $           -   $     199,039

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               -          (1,356)              -          (2,233)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -           1,932               -         (11,165)
  Net unrealized appreciation (depreciation) of
    investments                                                              1          (8,556)             (2)        (27,107)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                        1          (7,980)             (2)        (40,505)

Changes from contract transactions:
  Purchase payments                                                         85          11,601              81          24,266
  Contract distributions and terminations                                    -          (4,659)              -          (9,725)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    235         (10,428)              -             164
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               1               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   320          (3,486)             81          14,705
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  321         (11,466)             79         (25,800)
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                            321          60,000              79         173,239

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                             (16)           (885)             (6)         (2,409)
  Net realized gain (loss) on investments
    and capital gains distributions                                          1          (2,630)              2          (8,550)
  Net unrealized appreciation (depreciation) of
    investments                                                            197          18,404             143          25,221
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                      182          14,889             139          14,262

Changes from contract transactions:
  Purchase payments                                                      1,634           8,037             700          15,891
  Contract distributions and terminations                                   (5)         (2,362)              -          (6,914)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    169            (188)            133         (13,110)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 1,798           5,487             833          (4,133)
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                1,980          20,376             972          10,129
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $       2,301   $      80,376   $       1,051   $     183,368
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                   ING Eagle                         ING FMR          ING
                                                                  Asset Value        ING FMR       Diversified    Goldman Sachs
                                                                    Equity         Diversified       Mid-Cap        Internet
                                                                    Advisor          Mid-Cap         Advisor       Tollkeeper
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $      57,814   $           -   $       5,389

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               1          (1,405)              -            (169)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -          (1,645)              -          (3,259)
  Net unrealized appreciation (depreciation) of
    investments                                                             (3)        (16,949)             (4)             32
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       (2)        (19,999)             (4)         (3,396)

Changes from contract transactions:
  Purchase payments                                                         62          38,230             136           7,425
  Contract distributions and terminations                                    -          (3,572)              -            (281)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                     47          18,686              88           3,665
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   109          53,344             224          10,809
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  107          33,345             220           7,413
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                            107          91,159             220          12,802

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                              (7)         (1,694)            (20)           (364)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -            (976)              -             571
  Net unrealized appreciation (depreciation) of
    investments                                                             48          18,666             222           3,484
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       41          15,996             202           3,691

Changes from contract transactions:
  Purchase payments                                                        560          29,839           2,097          13,529
  Contract distributions and terminations                                   (3)         (2,745)            (17)           (596)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                     49           1,444             144           7,411
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   606          28,538           2,224          20,344
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  647          44,534           2,426          24,035
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $         754   $     135,693   $       2,426   $      36,837
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                      ING
                                                                 Goldman Sachs                        ING
                                                                   Internet           ING            Hard
                                                                  Tollkeeper          Hard          Assets           ING
                                                                    Advisor          Assets         Advisor      International
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $      33,209   $           -   $     144,061

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               -            (642)              -          (1,510)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -          (2,333)              -         (18,218)
  Net unrealized appreciation (depreciation) of
    investments                                                             (4)         (1,937)              1          (1,709)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       (4)         (4,912)              1         (21,437)

Changes from contract transactions:
  Purchase payments                                                         42          10,388              63          15,966
  Contract distributions and terminations                                    -          (2,996)              -          (6,869)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                     15          32,064              33         (11,244)
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                    57          39,456              96          (2,147)
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                   53          34,544              96         (23,584)
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                             53          67,753              97         120,477

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                              (7)         (1,032)            (10)         (1,746)
  Net realized gain (loss) on investments
    and capital gains distributions                                          6          (3,190)              1          14,759
  Net unrealized appreciation (depreciation) of
    investments                                                             45          20,073             205           2,937
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       44          15,851             196          15,950

Changes from contract transactions:
  Purchase payments                                                      1,180           8,950           1,128          13,786
  Contract distributions and terminations                                  (62)         (3,673)              -          (3,913)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    217           6,952             179          (4,637)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 1,335          12,229           1,307           5,236
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                1,379          28,080           1,503          21,186
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $       1,432   $      95,833   $       1,600   $     141,663
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                                      ING
                                                                      ING              ING       Janus Growth
                                                                 International    Janus Growth    and Income        ING Janus
                                                                    Advisor        and Income       Advisor      Special Equity
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $      92,720   $           -   $      24,325

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               1          (1,869)              -            (504)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -          (4,040)              -          (1,565)
  Net unrealized appreciation (depreciation) of
    investments                                                              -         (22,039)            (15)         (6,229)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                        1         (27,948)            (15)         (8,298)

Changes from contract transactions:
  Purchase payments                                                        218          55,155             541           6,311
  Contract distributions and terminations                                    -          (4,880)              -            (834)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                     35          15,298              61             290
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   253          65,573             602           5,767
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  254          37,625             587          (2,531)
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                            254         130,345             587          21,794

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                             (24)         (2,531)            (49)           (429)
  Net realized gain (loss) on investments
    and capital gains distributions                                          2            (879)              4            (704)
  Net unrealized appreciation (depreciation) of
    investments                                                            327          16,107             266           7,982
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                      305          12,697             221           6,849

Changes from contract transactions:
  Purchase payments                                                      2,262          48,575           4,335           7,416
  Contract distributions and terminations                                   (5)         (4,085)            (36)           (718)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    189          13,867             319           6,838
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 2,446          58,357           4,618          13,536
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                2,751          71,054           4,839          20,385
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $       3,005   $     201,399   $       5,426   $      42,179
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                                  ING Jennison    ING JPMorgan
                                                                    ING Janus    ING Jennison        Equity          Fleming
                                                                 Special Equity     Equity       Opportunities      Small Cap
                                                                     Advisor     Opportunities       Advisor         Equity
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $     440,209   $           -   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               -          (5,971)              -             (56)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -        (150,767)              -             (90)
  Net unrealized appreciation (depreciation) of
    investments                                                             (1)         21,921               -            (411)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       (1)       (134,817)              -            (557)

Changes from contract transactions:
  Purchase payments                                                         36          34,448              32           5,453
  Contract distributions and terminations                                    -         (17,174)              -            (116)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                     21         (41,715)              2           4,710
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               3               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                    57         (24,438)             34          10,047
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                   56        (159,255)             34           9,490
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                             56         280,954              34           9,490

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                              (3)         (3,859)             (7)           (327)
  Net realized gain (loss) on investments
    and capital gains distributions                                          3         (47,580)              1             (85)
  Net unrealized appreciation (depreciation) of
    investments                                                             40          83,764              79           4,046
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       40          32,325              73           3,634

Changes from contract transactions:
  Purchase payments                                                        276           9,978             813          18,769
  Contract distributions and terminations                                   (5)        (11,857)             (8)           (255)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                     78         (23,210)            180           9,271
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   349         (25,089)            985          27,785
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  389           7,236           1,058          31,419
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $         445   $     288,190   $       1,092   $      40,909
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                  ING JPMorgan
                                                                    Fleming                           ING              ING
                                                                    Small Cap          ING         Julius Baer       Limited
                                                                     Equity        Julius Baer       Foreign        Maturity
                                                                     Advisor         Foreign         Advisor          Bond
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $           -   $           -   $     364,062

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                              (1)            (24)              -           8,171
  Net realized gain (loss) on investments
    and capital gains distributions                                          -            (285)              -           6,401
  Net unrealized appreciation (depreciation) of
    investments                                                             (9)             29              (1)          9,830
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                      (10)           (280)             (1)         24,402

Changes from contract transactions:
  Purchase payments                                                        462           2,749             166          96,571
  Contract distributions and terminations                                    -             (61)              -         (30,028)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                     59           2,582               -         103,934
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   521           5,270             166         170,477
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  511           4,990             165         194,879
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                            511           4,990             165         558,941

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                             (46)           (167)            (13)         (8,163)
  Net realized gain (loss) on investments
    and capital gains distributions                                          1             952               2           6,819
  Net unrealized appreciation (depreciation) of
    investments                                                            579             632             118           7,967
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                      534           1,417             107           6,623

Changes from contract transactions:
  Purchase payments                                                      5,093           7,325           1,145          92,473
  Contract distributions and terminations                                  (38)           (199)             (2)        (29,014)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    505           5,275             129         (58,349)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 5,560          12,401           1,272           5,110
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                6,094          13,818           1,379          11,733
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $       6,605   $      18,808   $       1,544   $     570,674
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                       ING                             ING
                                                                      ING            Liquid            ING           Marisco
                                                                     Liquid          Assets          Marisco          Growth
                                                                     Assets          Advisor         Growth          Advisor
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $   1,071,485   $           -   $   1,002,892   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                         (35,023)             (2)        (13,950)              -
  Net realized gain (loss) on investments
    and capital gains distributions                                          -               -        (524,085)              -
  Net unrealized appreciation (depreciation) of
    investments                                                              -               -         244,425              (5)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                      (10)             (2)       (293,610)             (5)

Changes from contract transactions:
  Purchase payments                                                    454,243           3,191          56,919              68
  Contract distributions and terminations                             (594,093)              -         (35,962)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                126,567          (1,389)       (170,198)             29
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                               (13,283)          1,802        (149,241)             97
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                              (48,306)          1,800        (442,851)             92
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                      1,023,179           1,800         560,041              92

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                         (27,729)            (69)         (8,747)            (37)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -               -         (13,050)              2
  Net unrealized appreciation (depreciation) of
    investments                                                              -               -         131,609             443
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                  (27,729)            (69)        109,812             408

Changes from contract transactions:
  Purchase payments                                                    309,661           8,215          52,040           4,064
  Contract distributions and terminations                             (436,427)           (421)        (23,310)            (43)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                 58,974          (1,144)         (4,723)          1,010
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                               (67,792)          6,650          24,007           5,031
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                              (95,521)          6,581         133,819           5,439
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $     927,658   $       8,381   $     693,860   $       5,531
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                       ING                            ING
                                                                      ING            Mercury           ING          Mercury
                                                                    Mercury           Focus          Mercury      Fundamental
                                                                     Focus            Value        Fundamental       Growth
                                                                     Value           Advisor         Growth         Advisor
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $           -   $           -   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                             (39)              -             (12)              -
  Net realized gain (loss) on investments
    and capital gains distributions                                       (201)              -             (17)              -
  Net unrealized appreciation (depreciation) of
    investments                                                            (90)             (2)           (114)             (5)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                     (330)             (2)           (143)             (5)

Changes from contract transactions:
  Purchase payments                                                      3,044              23           1,709              99
  Contract distributions and terminations                                  (96)              -             (21)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                  3,313              27           1,197              14
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 6,261              50           2,885             113
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                5,931              48           2,742             108
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                          5,931              48           2,742             108

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                            (154)             (4)            (99)             (5)
  Net realized gain (loss) on investments
    and capital gains distributions                                        (66)              3             (25)              -
  Net unrealized appreciation (depreciation) of
    investments                                                          1,305              29             917              54
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                    1,085              28             793              49

Changes from contract transactions:
  Purchase payments                                                      6,465             353           4,313             339
  Contract distributions and terminations                                 (166)             (1)           (155)             (4)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                  4,039              78           1,907             130
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                10,338             430           6,065             465
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               11,423             458           6,858             514
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $      17,354   $         506   $       9,600   $         622
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                    ING MFS
                                                                     ING MFS        Mid-Cap                         ING MFS
                                                                     Mid-Cap         Growth         ING MFS         Research
                                                                     Growth         Advisor         Research        Advisor
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $     928,290   $           -   $     637,711   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                         (11,581)              -          (7,743)              -
  Net realized gain (loss) on investments
    and capital gains distributions                                   (502,998)              -        (159,946)              -
  Net unrealized appreciation (depreciation) of
    investments                                                         41,552              (9)          3,501              (3)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                 (473,027)             (9)       (164,188)             (3)

Changes from contract transactions:
  Purchase payments                                                     86,280             231          51,406             254
  Contract distributions and terminations                              (30,288)              -         (28,260)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                (75,674)            327         (75,634)             75
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                               (19,682)            558         (52,488)            329
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                             (492,709)            549        (261,676)            326
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                        435,581             549         421,035             326

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                          (7,269)            (45)         (6,233)            (13)
  Net realized gain (loss) on investments
    and capital gains distributions                                    (82,076)             13        (112,102)              3
  Net unrealized appreciation (depreciation) of
    investments                                                        192,868             525         162,272              85
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                  103,523             493          43,937              75

Changes from contract transactions:
  Purchase payments                                                     47,877           4,345          33,995           1,029
  Contract distributions and terminations                              (18,860)             (4)        (17,876)            (12)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    (89)            497         (26,230)             83
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                28,928           4,838         (10,111)          1,100
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                              132,451           5,331          33,826           1,175
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $     568,032   $       5,880   $     454,861   $       1,501
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                    ING MFS                           ING
                                                                    ING MFS          Total            ING            PIMCO
                                                                     Total           Return          PIMCO         Core Bond
                                                                     Return         Advisor        Core Bond        Advisor
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $     793,394   $           -   $     114,996   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                           4,052              17           4,398              15
  Net realized gain (loss) on investments
    and capital gains distributions                                        704               1           2,237               1
  Net unrealized appreciation (depreciation) of
    investments                                                        (67,592)            (29)         10,717              (3)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                  (62,836)            (11)        (17,352)             13

Changes from contract transactions:
  Purchase payments                                                    155,432             976         135,019             872
  Contract distributions and terminations                              (47,311)              -         (11,442)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                (14,587)            (10)        169,200             107
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                               122,708             966         292,777             979
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               59,872             955         310,129             992
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                        853,266             955         425,125             992

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                         (12,953)            (92)         (7,795)           (137)
  Net realized gain (loss) on investments
    and capital gains distributions                                     (1,925)             (6)          9,311              20
  Net unrealized appreciation (depreciation) of
    investments                                                         81,075             498          12,129             292
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                   66,197             400          13,645             175

Changes from contract transactions:
  Purchase payments                                                    130,103           8,813         124,241          12,262
  Contract distributions and terminations                              (40,101)            (16)        (20,703)           (130)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                 26,483           1,453         (27,472)            116
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                               116,485          10,250          76,066          12,248
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                              182,682          10,650          89,711          12,423
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $   1,035,948   $      11,605   $     514,836   $      13,415
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                  ING Salomon                     ING Salomon
                                                                  ING Salomon       Brothers      ING Salomon       Brothers
                                                                   Brothers         All Cap        Brothers        Investors
                                                                    All Cap         Advisor        Investors        Advisor
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $     299,314   $           -   $      91,400   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                          (5,038)              -          (1,156)              1
  Net realized gain (loss) on investments
    and capital gains distributions                                    (14,267)              -          (2,693)              -
  Net unrealized appreciation (depreciation) of
    investments                                                        (74,887)             (1)        (23,933)              -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                  (94,192)             (1)        (27,782)              1

Changes from contract transactions:
  Purchase payments                                                     83,489             136          33,925             872
  Contract distributions and terminations                              (12,299)              -          (3,916)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                (28,572)             41          (1,491)             107
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                42,618             177          28,518             296
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                              (51,574)            176             736             297
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                        247,740             176          92,136             297

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                          (4,421)            (25)         (1,535)             (7)
  Net realized gain (loss) on investments
    and capital gains distributions                                     (7,397)              2          (4,178)              -
  Net unrealized appreciation (depreciation) of
    investments                                                         63,667             298          18,417              66
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                   51,849             275          12,704              59

Changes from contract transactions:
  Purchase payments                                                     45,710           2,848          16,648             349
  Contract distributions and terminations                               (8,941)             (5)         (3,229)            (10)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                 15,177             340          (2,121)            105
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                51,946           3,183          11,298             444
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                              103,795           3,458          24,002             503
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $     351,535   $       3,634   $     116,138   $         800
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                      ING
                                                                       ING        T. Rowe Price                       ING
                                                                  T. Rowe Price      Capital         ING         T. Rowe Price
                                                                     Capital      Appreciation   T. Rowe Price    Equity Income
                                                                  Appreciation       Advisor     Equity Income      Advisor
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $     644,971   $           -   $     416,763   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                          (1,345)              9          (1,888)              6
  Net realized gain (loss) on investments
    and capital gains distributions                                     13,721               9         (13,856)              3
  Net unrealized appreciation (depreciation) of
    investments                                                        (34,916)            (20)        (56,537)            (20)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                  (22,540)             (2)        (72,281)            (11)

Changes from contract transactions:
  Purchase payments                                                    223,105             900          85,631             591
  Contract distributions and terminations                              (43,624)              -         (20,848)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                133,166              (4)            403              60
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   1               -               2               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                               312,648             896          65,188             651
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                              290,108             894          (7,093)            640
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                        935,079             894         709,670             640

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                         (14,505)           (101)         (6,243)            (57)
  Net realized gain (loss) on investments
    and capital gains distributions                                      3,824              30          (3,791)            (10)
  Net unrealized appreciation (depreciation) of
    investments                                                        106,633             791          49,307             445
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                   95,952             720          39,273             378

Changes from contract transactions:
  Purchase payments                                                    169,599          10,288          83,313           5,526
  Contract distributions and terminations                              (43,537)           (189)        (17,564)             (6)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                 (4,652)          1,101           9,408             661
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                               121,410          11,200          75,157           6,181
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                              217,362          11,920         114,430           6,559
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $   1,152,441   $      12,814   $     524,100   $       7,199
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                                                       ING
                                                                                    ING UBS           ING           Van Kampen
                                                                    ING UBS      U.S. Balanced     Van Kampen     Equity Growth
                                                                 U.S. Balanced       Advisor      Equity Growth       Advisor
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $      49,242   $           -   $           -   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                            (511)              -             (19)             (1)
  Net realized gain (loss) on investments
    and capital gains distributions                                     (2,018)              -             (88)              -
  Net unrealized appreciation (depreciation) of
    investments                                                         (8,019)              -            (170)            (22)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                  (10,548)              -            (277)            (23)

Changes from contract transactions:
  Purchase payments                                                     11,948               -           2,518             468
  Contract distributions and terminations                               (2,730)              -             (48)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                   (671)              -           2,169              13
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 8,547               -           4,639             481
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               (2,001)              -           4,362             458
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                         47,241               -           4,362             458

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                            (734)              -            (172)            (32)
  Net realized gain (loss) on investments
    and capital gains distributions                                     (1,346)              -             (37)              1
  Net unrealized appreciation (depreciation) of
    investments                                                          5,411               -           1,230             194
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                    3,331               -           1,021             163

Changes from contract transactions:
  Purchase payments                                                      5,042             288          10,441           3,234
  Contract distributions and terminations                               (1,536)              -            (155)            (12)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                  2,346              30           4,808             467
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 5,852             318          15,094           3,689
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                9,183             318          16,115           3,852
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $      56,424   $         318   $      20,477   $       4,310
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                      ING                             ING
                                                                      ING          Van Kampen         ING          Van Kampen
                                                                   Van Kampen        Global        Van Kampen      Growth and
                                                                     Global        Franchise       Growth and        Income
                                                                   Franchise        Advisor          Income         Advisor
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $           -   $     732,049   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                             (84)             (1)         (6,430)              5
  Net realized gain (loss) on investments
    and capital gains distributions                                       (154)              -          (9,833)              1
  Net unrealized appreciation (depreciation) of
    investments                                                           (208)              6        (100,836)             12
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                     (446)              5        (117,099)             (6)

Changes from contract transactions:
  Purchase payments                                                      7,816             690          44,218             960
  Contract distributions and terminations                                 (161)              -         (36,216)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                  7,461              13         (68,345)             36
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               1               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                15,116             703         (60,342)            996
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               14,670             708        (177,441)            990
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                         14,670             708         554,608             990

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                            (383)            (74)         (7,761)           (123)
  Net realized gain (loss) on investments
    and capital gains distributions                                        106              (3)        (15,775)             (3)
  Net unrealized appreciation (depreciation) of
    investments                                                          2,951             670          83,753           1,041
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                    2,674             593          60,217             915

Changes from contract transactions:
  Purchase payments                                                     18,244           7,197          45,329          12,238
  Contract distributions and terminations                                 (422)            (81)        (25,535)           (239)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                  5,321           1,235         (17,341)          1,610
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                23,143           8,351           2,453          13,609
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               25,817           8,944          62,670          14,524
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $      40,487   $       9,652   $     617,278   $      15,514
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                      ING
                                                                      ING          Van Kampen      ING Alger
                                                                   Van Kampen     Real Estate      Aggressive       ING Alger
                                                                  Real Estate       Advisor          Growth          Growth
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $     126,169   $           -   $           -   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                           3,164               7               -               -
  Net realized gain (loss) on investments
    and capital gains distributions                                      5,522               2               -               -
  Net unrealized appreciation (depreciation) of
    investments                                                        (16,719)             (2)              -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                   (8,033)              5               -               -

Changes from contract transactions:
  Purchase payments                                                     44,924             243               -              43
  Contract distributions and terminations                               (8,734)              -               -               -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                 33,281              26               -               -
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                69,471             269               -              43
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               61,438             276               -              39
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                        187,607             276               -              39

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                          (3,138)            (32)             (1)              -
  Net realized gain (loss) on investments
    and capital gains distributions                                       (510)              1               -               -
  Net unrealized appreciation (depreciation) of
    investments                                                         54,474             538              20              10
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                   50,826             507              19              10

Changes from contract transactions:
  Purchase payments                                                     37,307           3,038             308              67
  Contract distributions and terminations                               (8,960)             (4)              -              (1)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                 13,991             535              15               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                42,338           3,569             323              66
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               93,164           4,076             342              76
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $     280,771   $       4,352   $         342   $         115
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                      ING
                                                                    American          ING
                                                                    Century          Baron        ING JPMorgan    ING JPMorgan
                                                                   Small Cap        Small Cap        Fleming         Mid Cap
                                                                     Value           Growth       International       Value
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $           -   $           -   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               -               -               -               -
  Net realized gain (loss) on investments
    and capital gains distributions                                          -               -               -              (4)
  Net unrealized appreciation (depreciation) of
    investments                                                              -               -               -               7
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                        -               -               -               3

Changes from contract transactions:
  Purchase payments                                                          2               -               7             140
  Contract distributions and terminations                                    -               -               -               -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                      -               -               -             158
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                     2               -               7             298
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                    2               -               7             301
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                              2               -               7             301

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               -              (1)              -             (10)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -               -              13               7
  Net unrealized appreciation (depreciation) of
    investments                                                             10              30             (27)            116
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       10              29             (14)            113

Changes from contract transactions:
  Purchase payments                                                        112             477             693           1,126
  Contract distributions and terminations                                   (1)              -              (3)             (8)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                      -              15           1,416           1,303
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   111             492           2,106           2,421
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  121             521           2,092           2,534
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $         123   $         521   $       2,099   $       2,835
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                      ING             ING
                                                                     MFS(R)          MFS(R)
                                                                    Capital         Capital           ING             ING
                                                                 Opportunities   Opportunities    MFS(R) Global   MFS Research
                                                                (Initial Class)  (Service Class)     Growth         Equity
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $         698   $           -   $           -   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                             (17)              -               -               -
  Net realized gain (loss) on investments
    and capital gains distributions                                        (59)              -               -               -
  Net unrealized appreciation (depreciation) of
    investments                                                           (329)            (13)              -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                     (405)            (13)              -               -

Changes from contract transactions:
  Purchase payments                                                        717              85              66               -
  Contract distributions and terminations                                  (25)              -               -               -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    295               -               9               -
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   987              85              75               -
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  582              72              75               -
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                          1,280              72              75               -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                             (15)             (1)             (3)              -
  Net realized gain (loss) on investments
    and capital gains distributions                                        (99)              -              11               -
  Net unrealized appreciation (depreciation) of
    investments                                                            289              20              38               4
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                      175              19              46               4

Changes from contract transactions:
  Purchase payments                                                        336             192             277              80
  Contract distributions and terminations                                  (38)              -              (6)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    116               -             176               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   414             192             447              80
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  589             211             493              84
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $       1,869   $         283   $         568   $          84
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                                  ING Salomon      ING Salomon
                                                                   ING OpCap                        Brothers         Brothers
                                                                    Balanced       ING PIMCO       Aggressive      Fundamental
                                                                     Value        Total Return       Growth           Value
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $           -   $           -   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               -              13               -               -
  Net realized gain (loss) on investments
    and capital gains distributions                                          -               1               -               -
  Net unrealized appreciation (depreciation) of
    investments                                                             (5)             (5)              -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       (5)             (9)              -               -

Changes from contract transactions:
  Purchase payments                                                        131             585               -               9
  Contract distributions and terminations                                    -               -               -               -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                      -              (1)              -               -
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   131             584               -               9
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  126             593               -               9
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                            126             593               -               9

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               5               2              (2)              4
  Net realized gain (loss) on investments
    and capital gains distributions                                          -               2              10               -
  Net unrealized appreciation (depreciation) of
    investments                                                             25              26             (65)             13
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       60              30             (57)             17

Changes from contract transactions:
  Purchase payments                                                        124             998           1,235             360
  Contract distributions and terminations                                    -             (46)              -               -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                     42            (126)          1,298              42
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   166             826           2,533             402
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  196             856           2,476             419
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $         322   $       1,449   $       2,476   $         428
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                  ING Salomon         ING
                                                                    Brothers     T. Rowe Price      ING UBS           ING
                                                                   Investors         Growth      Tactical Asset    Van Kampen
                                                                     Value           Equity        Allocation       Comstock
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $           -   $           -   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               -               -               -               2
  Net realized gain (loss) on investments
    and capital gains distributions                                          -               -               -               -
  Net unrealized appreciation (depreciation) of
    investments                                                              -             (19)              -               7
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                        -             (19)              -               9

Changes from contract transactions:
  Purchase payments                                                          4             163               -           1,591
  Contract distributions and terminations                                    -               -               -             (13)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                      -               -               2             150
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                     4             163               2           1,728
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                    4             144               2           1,737
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                              4             144               2           1,737

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               1              (2)              -            (174)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -              (2)              -              37
  Net unrealized appreciation (depreciation) of
    investments                                                              4             104               3           1,716
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                        5             100               3           1,579

Changes from contract transactions:
  Purchase payments                                                        242           1,428              43          18,950
  Contract distributions and terminations                                   (1)            (12)             (2)           (614)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                     42              40               -           2,303
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   283           1,456              41          20,639
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  288           1,556              44          22,218
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $         292   $       1,700   $          46   $      23,955
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                    ING VIT
                                                                   Worldwide         ING VP         ING VP           ING VP
                                                                     Growth         Balanced         Bond            Growth
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $      20,014   $           -   $           -   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                            (536)              -           1,106               -
  Net realized gain (loss) on investments
    and capital gains distributions                                     (2,830)              -             134               -
  Net unrealized appreciation (depreciation) of
    investments                                                         (4,792)              -            (195)             (5)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                   (8,158)              -          (1,045)             (5)

Changes from contract transactions:
  Purchase payments                                                     15,820               -          11,426              51
  Contract distributions and terminations                                 (673)              -            (720)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    355               -          37,839               -
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                15,502               -          48,545              51
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                7,344               -          49,590              46
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                         27,358               -          49,590              46

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                            (535)             (1)            174              (1)
  Net realized gain (loss) on investments
    and capital gains distributions                                     (1,359)              -           1,042               1
  Net unrealized appreciation (depreciation) of
    investments                                                          6,537              10             855              14
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                    4,643               9           2,071              14

Changes from contract transactions:
  Purchase payments                                                     10,202             677          30,405             201
  Contract distributions and terminations                                 (853)              -          (3,153)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    347              10             855              14
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 9,696             677          20,518             207
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               14,339             686          22,589             221
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $      41,697   $         686   $      72,179   $         267
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                     ING VP          ING VP          ING VP         ING VP
                                                                   Index Plus      Index Plus      Index Plus    International
                                                                    LargeCap         MidCap         SmallCap        Equity
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $         812   $         820   $         680   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                             (31)            (48)            (32)              -
  Net realized gain (loss) on investments
    and capital gains distributions                                       (505)           (505)           (394)              -
  Net unrealized appreciation (depreciation) of
    investments                                                           (104)           (180)            (90)              -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                     (640)           (733)           (516)              -

Changes from contract transactions:
  Purchase payments                                                      3,070           4,161           3,269               -
  Contract distributions and terminations                                  (85)            (74)            (43)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                  1,432           1,735             615               -
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 4,417           5,822           3,841               -
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                3,777           5,089           3,325               -
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                          4,589           5,909           4,005               -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               2             (60)            (58)              -
  Net realized gain (loss) on investments
    and capital gains distributions                                        117            (116)             45               -
  Net unrealized appreciation (depreciation) of
    investments                                                            569           1,315             956               7
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                      688           1,139             943               7

Changes from contract transactions:
  Purchase payments                                                     18,894           4,474           2,915               -
  Contract distributions and terminations                                 (271)           (110)            (73)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                 11,381             194             451               7
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                30,004           4,558           3,293              50
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               30,692           5,697           4,236              57
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $      35,281   $      11,606   $       8,241   $          57
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                     ING VP          ING VP                          ING VP
                                                                     Small           Value           ING VP        Growth and
                                                                    Company       Opportunity      Convertible       Income
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $         298   $         194   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               -             (12)             12               -
  Net realized gain (loss) on investments
    and capital gains distributions                                         (5)            (45)            (15)              -
  Net unrealized appreciation (depreciation) of
    investments                                                            (53)           (250)            (53)              -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                      (58)           (307)            (56)              -

Changes from contract transactions:
  Purchase payments                                                        237             981             673               -
  Contract distributions and terminations                                    -             (24)            (11)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    (23)            138             234               -
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   214           1,095             896               -
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  156             788             840               -
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                            156           1,086           1,034               -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                              (1)             (6)              2              (2)
  Net realized gain (loss) on investments
    and capital gains distributions                                         (6)            (23)             (5)               -
  Net unrealized appreciation (depreciation) of
    investments                                                             96             145             193               2
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       89             116             190               -

Changes from contract transactions:
  Purchase payments                                                        429             475             824           1,357
  Contract distributions and terminations                                   (3)            (23)            (42)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    (11)             80           1,203               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   415             532           1,985           1,357
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  504             648           2,175           1,357
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $         660   $       1,734   $       3,209   $       1,357
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                    ING VP           ING VP          ING VP          ING VP
                                                                    Growth       International    Large Company     LargeCap
                                                                 Opportunities       Value            Value          Growth
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $       5,219   $           -   $         156   $         533

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                            (170)              -              (1)             (9)
  Net realized gain (loss) on investments
    and capital gains distributions                                       (662)              -             (40)           (292)
  Net unrealized appreciation (depreciation) of
    investments                                                         (2,425)            (10)           (163)            (52)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                   (3,257)            (10)           (204)           (353)

Changes from contract transactions:
  Purchase payments                                                      6,716              52             575               -
  Contract distributions and terminations                                 (246)              -             (15)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                  1,486               -             446             147
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 7,956              52           1,006             826
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                4,699              42             802             473
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                          9,918              42             958           1,006

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                            (217)             (1)            (11)            (15)
  Net realized gain (loss) on investments
    and capital gains distributions                                       (422)             (2)           (110)            (14)
  Net unrealized appreciation (depreciation) of
    investments                                                          2,677              40             253             265
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                    2,038              37             132             236

Changes from contract transactions:
  Purchase payments                                                      6,070             293             519             544
  Contract distributions and terminations                                 (249)             (1)            (89)            (23)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                  2,142             (10)            166             125
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 7,963             282             596             646
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               10,001             319             728             882
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $      19,919   $         361   $       1,686   $       1,888
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                                                     INVESCO
                                                                                    ING VP           ING VP           VIF -
                                                                     ING VP         MidCap          SmallCap        Financial
                                                                    MagnaCap     Opportunities    Opportunities     Services
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $       5,402   $           -   $      14,437   $       2,404

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                             (96)              -            (493)            (96)
  Net realized gain (loss) on investments
    and capital gains distributions                                       (437)              -          (1,185)         (1,999)
  Net unrealized appreciation (depreciation) of
    investments                                                         (2,222)             (4)        (12,282)           (590)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                   (2,755)             (4)        (13,960)         (2,685)

Changes from contract transactions:
  Purchase payments                                                      7,453              16          24,037          11,708
  Contract distributions and terminations                                 (335)              -            (584)           (419)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                  2,573               -           6,188          11,933
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 9,691              16          29,641          23,222
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                6,936              12          15,681          20,537
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                         12,338              12          30,118          22,941

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                            (161)             (1)           (700)           (480)
  Net realized gain (loss) on investments
    and capital gains distributions                                       (231)              -            (603)            690
  Net unrealized appreciation (depreciation) of
    investments                                                          2,321              17          10,840           3,602
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                    1,929              16           9,537           3,812

Changes from contract transactions:
  Purchase payments                                                      4,649             219          21,326          14,700
  Contract distributions and terminations                                 (381)              -            (832)           (809)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    964               3           6,524           6,055
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 5,232             222          27,018          19,946
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                7,161             238          36,555          23,758
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $      19,499   $         250   $      66,673   $      46,699
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                    INVESCO
                                                                     VIF -          INVESCO         INVESCO        Janus Aspen
                                                                     Health          VIF -           VIF -           Series
                                                                    Sciences        Leisure        Utilities        Balanced
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $      10,790   $           -   $         964   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                            (434)            (40)            (28)              6
  Net realized gain (loss) on investments
    and capital gains distributions                                     (4,162)           (157)           (205)             (3)
  Net unrealized appreciation (depreciation) of
    investments                                                         (1,617)             16            (198)            (29)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                   (6,213)           (181)           (431)            (26)

Changes from contract transactions:
  Purchase payments                                                     14,819           4,483           2,753             548
  Contract distributions and terminations                               (1,044)            (74)           (128)             (2)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                 12,206           1,869           4,625             (24)
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                25,981           6,278           7,250             522
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               19,768           6,097           6,819             496
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                         30,558           6,097           7,783             496

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                            (692)           (200)           (186)              8
  Net realized gain (loss) on investments
    and capital gains distributions                                       (186)            (27)           (369)             (1)
  Net unrealized appreciation (depreciation) of
    investments                                                          4,989           1,428           1,271              99
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                    4,111           1,201             716             106

Changes from contract transactions:
  Purchase payments                                                     25,291          10,475           7,834           3,551
  Contract distributions and terminations                               (1,174)           (290)           (328)             (9)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                  7,455           4,968           4,366             117
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                31,572          15,153          11,872           3,659
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               35,683          16,354          12,588           3,765
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $      66,241   $      22,451   $      20,371   $       4,261
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                  Janus Aspen                     Janus Aspen
                                                                     Series       Janus Aspen       Series         Colonial
                                                                    Flexible         Series        Worldwide       Small Cap
                                                                     Income          Growth          Growth          Value
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $           -   $       1,298   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               5              (1)            (40)              -
  Net realized gain (loss) on investments
    and capital gains distributions                                          -               -            (682)              -
  Net unrealized appreciation (depreciation) of
    investments                                                             10             (32)           (169)              -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       15             (33)           (891)              -

Changes from contract transactions:
  Purchase payments                                                        270             225           3,277               -
  Contract distributions and terminations                                   (1)              -            (141)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                     (1)              -              (9)              -
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   268             225           3,127               -
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  283             192           2,236               -
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                            283             192           3,534               -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               5              (2)            (20)            102
  Net realized gain (loss) on investments
    and capital gains distributions                                         16              (8)            444              53
  Net unrealized appreciation (depreciation) of
    investments                                                             27              57             148              84
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       48              47             572             239

Changes from contract transactions:
  Purchase payments                                                      1,555             679           2,874           4,912
  Contract distributions and terminations                                   (9)              -            (183)            (37)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                   (114)            (86)           (382)          5,6987
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 1,432             593           2,309          10,573
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                1,480             640           2,881          10,812
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $       1,763   $         832   $       6,415   $      10,812
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                    Liberty                         Liberty         Liberty
                                                                     Asset          Liberty         Federal       Small Company
                                                                   Allocation        Equity        Securities        Growth
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $         807   $           -   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               -             (11)              -               -
  Net realized gain (loss) on investments
    and capital gains distributions                                          -             (84)              -               -
  Net unrealized appreciation (depreciation) of
    investments                                                              -            (126)              -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                        -            (221)              -               -

Changes from contract transactions:
  Purchase payments                                                          -              15               -               -
  Contract distributions and terminations                                    -             (33)              -               -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                      -             (81)              -               -
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                     -             (99)              -               -
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                    -            (320)              -               -
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                              -             487               -               -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                              (4)             (6)             (1)              -
  Net realized gain (loss) on investments
    and capital gains distributions                                          4             (53)              1               3
  Net unrealized appreciation (depreciation) of
    investments                                                             60             134               2              15
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       60              75               2              18

Changes from contract transactions:
  Purchase payments                                                          -               -               -               -
  Contract distributions and terminations                                   (6)             (9)             (1)             (1)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    506              42              87              48
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   500              33              86              47
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  560             108              88              65
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $         560   $         595   $          88   $          65
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                                                     PIMCO
                                                                   Oppenheimer     Oppenheimer       PIMCO        StocksPLUS
                                                                     Global         Strategic         High        Growth and
                                                                   Securities         Bond           Yield          Income
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $           -   $     236,343   $     241,065

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                              (1)              -          16,659           1,636
  Net realized gain (loss) on investments
    and capital gains distributions                                         (6)             (1)        (18,706)        (63,970)
  Net unrealized appreciation (depreciation) of
    investments                                                            (38)              1          (3,581)         10,124
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                      (45)              -          (5,628)        (52,210)

Changes from contract transactions:
  Purchase payments                                                        273              51          55,612          25,548
  Contract distributions and terminations                                   (3)              -         (15,056)        (10,918)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    (20)            (35)         33,966         (21,848)
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   250              16          74,522          (7,218)
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  205              16          68,894         (59,428)
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                            205              16         305,237         181,637

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                              (1)              1          17,821            (611)
  Net realized gain (loss) on investments
    and capital gains distributions                                         (5)              5          (4,405)        (31,574)
  Net unrealized appreciation (depreciation) of
    investments                                                            173               7          42,196          58,046
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                      167              13          55,612          25,861

Changes from contract transactions:
  Purchase payments                                                      1,361             273         100,778          12,997
  Contract distributions and terminations                                   (1)              1         (18,056)         (9,118)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                     43             (70)         93,180         (33,649)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 1,403             204         175,902         (29,770)
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                1,570             217         231,514          (3,909)
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $       1,775   $         233   $     536,751   $     177,728
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                                    Pioneer
                                                                     Pioneer        Pioneer         Mid-Cap          Pioneer
                                                                  Equity-Income      Fund            Value        Small Company
                                                                       VCT            VCT             VCT              VCT
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $       2,275   $       5,139   $         938

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               2             (98)           (478)            (39)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -          (1,493)             76             (35)
  Net unrealized appreciation (depreciation) of
    investments                                                            (21)         (1,359)         (6,968)           (577)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                      (19)         (2,950)         (7,370)           (651)

Changes from contract transactions:
  Purchase payments                                                        198          10,991          22,661           2,180
  Contract distributions and terminations                                    -            (339)         (1,418)            (56)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                      -          10,087          34,050           1,006
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   198          20,739          55,293           3,130
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  179          17,789          47,923           2,479
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                            179          20,064          53,062           3,417

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               4            (260)           (960)            (44)
  Net realized gain (loss) on investments
    and capital gains distributions                                         (1)           (673)           (332)            (70)
  Net unrealized appreciation (depreciation) of
    investments                                                             28           3,588          14,053             554
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       31           2,655          12,761             440

Changes from contract transactions:
  Purchase payments                                                        647          17,973          42,838             645
  Contract distributions and terminations                                    -            (726)         (1,955)            (36)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                      3           6,911          16,310             336
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   650          24,158          57,193             945
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  681          26,813          69,954           1,385
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $         860   $      46,877   $     123,016   $       4,802
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                                  ProFund VP
                                                                   ProFund VP      ProFund VP    Rising Rates      ProFund VP
                                                                      Bull         Europe 30      Opportunity      Small Cap
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $      20,583   $       6,312   $           -   $      19,968

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                            (488)           (191)              -            (628)
  Net realized gain (loss) on investments
    and capital gains distributions                                     (7,045)         (1,793)              -          (6,274)
  Net unrealized appreciation (depreciation) of
    investments                                                         (1,022)           (425)              -          (1,582)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                   (8,555)         (2,409)              -          (8,484)

Changes from contract transactions:
  Purchase payments                                                      5,734           2,797               -          11,484
  Contract distributions and terminations                               (1,352)           (941)              -          (4,103)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                 14,855           9,868               -          19,747
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                19,237          11,724               -          27,128
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               10,682           9,315               -          18,644
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                         31,265          15,627               -          38,612

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                            (638)           (185)             (9)           (678)
  Net realized gain (loss) on investments
    and capital gains distributions                                      4,914           1,071              (9)          6,368
  Net unrealized appreciation (depreciation) of
    investments                                                            588             317            (523)            453
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                    4,864           1,203            (541)          6,143

Changes from contract transactions:
  Purchase payments                                                     10,256           2,597             188          11,823
  Contract distributions and terminations                               (1,320)           (504)             (9)         (1,575)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                  2,241          (5,151)         13,377          32,175
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                11,177          (3,058)         13,556          42,423
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               16,041          (1,855)         13,015          48,566
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $      47,306   $      13,772   $      13,015   $      87,178
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                  SP Jennison       Putnam VT       Putnam VT
                                                                   Prudential    International      Discovery      Growth and
                                                                    Jennison        Growth           Growth          Income
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $      45,991   $      11,310   $         577   $         455

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                            (821)           (297)            (20)              -
  Net realized gain (loss) on investments
    and capital gains distributions                                    (12,816)         (2,827)             (8)            (30)
  Net unrealized appreciation (depreciation) of
    investments                                                         (2,790)           (897)           (431)           (254)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                  (16,427)         (4,021)           (459)           (284)

Changes from contract transactions:
  Purchase payments                                                     16,384           7,906           1,233           1,270
  Contract distributions and terminations                               (2,130)           (550)            (19)            (94)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                 (6,070)            696             313             315
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 8,184           8,052           1,527           1,491
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               (8,243)          4,031           1,068           1,207
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                         37,748          15,341           1,645           1,662

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                            (682)           (340)            (26)             12
  Net realized gain (loss) on investments
    and capital gains distributions                                        297           2,370             (40)            (64)
  Net unrealized appreciation (depreciation) of
    investments                                                          6,499           2,715             457             241
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                    6,114           4,745             391             189

Changes from contract transactions:
  Purchase payments                                                      8,682          14,612             640             956
  Contract distributions and terminations                               (1,206)           (411)            (54)            (62)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    693           8,403             183              31
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 8,169          22,574             769             925
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               14,283          27,319           1,160           1,114
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $      52,031   $      42,660   $       2,805   $       2,776
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                   Putnam VT                      Smith Barney
                                                                 International                    International   Smith Barney
                                                                   Growth and     Smith Barney       All Cap       Large Cap
                                                                     Income        High Income       Growth          Value
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $         604   $         370   $         300   $         563

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                             (29)             77              (1)             11
  Net realized gain (loss) on investments
    and capital gains distributions                                        (12)            (33)             (9)            (24)
  Net unrealized appreciation (depreciation) of
    investments                                                           (412)            (62)            (67)           (133)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                     (453)            (18)            (77)           (146)

Changes from contract transactions:
  Purchase payments                                                      2,192               -               -               -
  Contract distributions and terminations                                  (25)            (17)             (3)             (9)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                   (663)            (16)            (19)            (37)
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 2,830             (33)            (22)            (46)
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                2,377             (51)            (99)           (192)
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                          2,981             319             201             371

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                              15              (3)             (2)             (5)
  Net realized gain (loss) on investments
    and capital gains distributions                                       (137)            (74)            (23)            (37)
  Net unrealized appreciation (depreciation) of
    investments                                                            588             131              48              77
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                      466              54              23              35

Changes from contract transactions:
  Purchase payments                                                        574               -               -               -
  Contract distributions and terminations                                  (25)            (16)             (4)            (18)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                   (590)            (55)            (19)            (20)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   (41)            (71)            (23)            (38)
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  425             (17)              -              (3)
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $       3,406   $         302   $         201   $         368
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                  Smith Barney         UBS
                                                                     Money          Tactical
                                                                     Market        Allocation
                                                                 --------------  --------------

Net assets at January 1, 2002                                    $         221   $         787

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                              (8)            (12)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -             (15)
  Net unrealized appreciation (depreciation) of
    investments                                                              -            (299)
                                                                 --------------  --------------
Net increase (decrease) in net assets from operations                       (8)           (326)

Changes from contract transactions:
  Purchase payments                                                          -             768
  Contract distributions and terminations                                 (174)            (87)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    104             406
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -
                                                                 --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   (70)          1,087
                                                                 --------------  --------------
Total increase (decrease)                                                  (78)            761
                                                                 --------------  --------------
Net assets at December 31, 2002                                            143           1,548

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                              (8)             (8)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -             (42)
  Net unrealized appreciation (depreciation) of
    investments                                                              -             272
                                                                 --------------  --------------
Net increase (decrease) in net assets from operations                       (8)            222

Changes from contract transactions:
  Purchase payments                                                          -             507
  Contract distributions and terminations                                 (266)           (106)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    215           1,082
                                                                 --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   (51)          1,483
                                                                 --------------  --------------
Total increase (decrease)                                                  (59)          1,705
                                                                 --------------  --------------
Net assets at September 30, 2003                                 $          84   $       3,253
                                                                 ==============  ==============


   The accompanying notes are an integral part of these financial statements.

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------

1.   Organization

     Golden American Life Insurance Company Separate Account B (the "Account") was established by Golden American Life Insurance Company ("Golden American" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

     The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Golden American provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the Golden American guaranteed interest division, the Golden American fixed interest division, and the fixed separate account, which are not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business Golden American may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Golden American. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Golden American.

     During the first nine months of 2003, the Account had GoldenSelect Contracts, SmartDesign Contracts, ING Rollover Choice Contracts, ING Focus Variable Annuity ("Focus VA")Contracts, and Wells Fargo ING Contracts. GoldenSelect Contracts sold by Golden American during 2002 included Access, Premium Plus, ESII, Access One, Landmark, Generations, and Opportunitites Contracts. SmartDesign Contracts included Variable Annuity ("VA"),
     Advantage, and Signature Contracts. Wells Fargo ING Contracts included Opportunities Contracts and Landmark Contracts.

     The Account discontinued offering DVA 80 Contracts in May 1991 and discontinued registering DVA and DVA Series 100 Contracts for sale to the public as of May 1, 2000.

     The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------

     At September 30, 2003, the Account had 166 investment divisions (the "Divisions"), 49 of which invest in independently managed mutual funds and 117 of which invest in mutual funds managed by affiliates, either Direct Services, Inc., ING Investments, LLC, or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as "Portfolio" or "Fund") of various investment trusts (the "Trusts"). Investment Divisions at September 30, 2002 and related Trusts are as follows:



     AIM Variable Insurance Funds:                              ING Investors Trust (continued):
      AIM V.I. Capital Appreciation Fund (Class II)*             ING Van Kampen Equity Growth Portfolio (Service Class)*
      AIM V.I. Core Equity Fund (Class II)*                      ING Van Kampen Equity Growth Portfolio (Advisor Class)*
      AIM V.I. Dent Demographic Trends Fund (Class II)           ING Van Kampen Global Franchise Portfolio (Service Class)*
      AIM V.I. Growth Fund (Class II)                            ING Van Kampen Global Franchise Portfolio (Advisor Class)*
      AIM V.I. Premier Equity Fund (Class II)*                   ING Van Kampen Growth and Income Portfolio (Service Class)
     AllianceBernstein Variable Products Series Fund, Inc.:      ING Van Kampen Growth and Income Portfolio (Advisor Class)*
      AllianceBernstein Growth and Income Portfolio (Class B)    ING Van Kampen Real Estate Portfolio (Service Class)
      AllianceBernstein Premier Growth Portfolio (Class B)       ING Van Kampen Real Estate Portfolio (Advisor Class)*
      AllianceBernstein Value Portfolio (Class B)               ING Partners, Inc.:
     Fidelity Variable Insurance Products Fund:                  ING Alger Aggressive Growth Portfolio (Service Class)**
      Fidelity(R) VIP Contrafund(R) Portfolio (Class S2)         ING Alger Growth Portfolio (Service Class)*
      Fidelity(R) VIP Equity-Income Portfolio (Class S2)         ING American Century Small Cap Value Portfolio (Service Class)*
      Fidelity(R) VIP Growth Portfolio (Class S2)                ING Baron Small Cap Growth Portfolio (Service Class)**
      Fidelity(R) VIP Overseas Portfolio (Class S2)*             ING JPMorgan Fleming International Portfolio (Service Class)*
     Franklin Templeton Variable Insurance Products Trust:       ING JPMorgan Mid Cap Value Portfolio (Service Class)*
      Franklin Small Cap Value Securities Fund (Class 2)*        ING MFS(R) Capital Opportunities Portfolio (Initial Class)
     Greenwich Street Series Fund:                               ING MFS(R) Capital Opportunities Portfolio (Service Class)*
      Greenwich Appreciation Portfolio                           ING MFS(R) Global Growth Portfolio (Service Class)*
     The Galaxy VIP Fund:                                        ING MFS(R) Research Equity Portfolio (Service Class)**
      Galaxy VIP Asset Allocation Fund                           ING OpCap Balanced Value Portfolio (Service Class)*
      Galaxy VIP Growth and Income Fund                          ING PIMCO Total Return Portfolio (Service Class)*
      Galaxy VIP High Quality Bond Fund                          ING Salomon Brothers Aggressive Growth Portfolio (Service Class)**
      Galaxy VIP Small Company Growth Fund                       ING Salomon Brothers Fundamental Value Portfolio (Service Class)*
      Galaxy VIP Small Company Growth Fund                       ING Salomon Brothers Investors Value Portfolio (Service Class)*
     ING GET Fund:                                               ING T. Rowe Price Growth Equity Portfolio (Service Class)*
      ING GET Fund - Series N                                    ING UBS Tactical Asset Allocation Portfolio (Service Class)*
      ING GET Fund - Series P                                    ING Van Kampen Comstock Fund (Service Class)*
      ING GET Fund - Series Q                                  ING Variable Insurance Trust:
      ING GET Fund - Series R*                                   ING VIT Worldwide Growth
      ING GET Fund - Series S*
      ING GET Fund - Series T*
      ING GET Fund - Series U*
      ING GET Fund - Series V
      ING GET U.S. Core Portfolio - Series 1**
      ING GET U.S. Core Portfolio - Series 2 (Guaranteed)**


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     ING Investors Trust:                                               ING Variable Portfolios, Inc.:
      ING AIM Mid-Cap Growth Portfolio (Service Class)                   ING VP Balanced Portfolio (Service Class)**
      ING AIM Mid-Cap Growth Portfolio (Advisor Class)*                  ING VP Bond Portfolio (Service Class)*
      ING Alliance Mid-Cap Growth Portfolio (Service Class)              ING VP Growth Portfolio (Service Class)*
      ING Alliance Mid-Cap Growth Portfolio (Advisor Class)*             ING VP Index Plus LargeCap Portfolio (Service Class)
      ING American Funds Growth Portfolio (Service Class)**              ING VP Index Plus MidCap Portfolio (Service Class)
      ING American Funds Growth-Income Portfolio (Service Class)**       ING VP Index Plus SmallCap Portfolio (Service Class)
      ING American Funds International Portfolio (Service Class)**       ING VP International Equity Portfolio (Service Class)**
      ING Capital Guardian Large Cap Value Portfolio (Service Class)     ING VP Small Company Portfolio (Service Class)*
      ING Capital Guardian Large Cap Value Portfolio (Advisor Class)*    ING VP Value Opportunity Portfolio (Service Class)
      ING Capital Guardian Managed Global Portfolio (Service Class)     ING Variable Products Trust:
      ING Capital Guardian Managed Global Portfolio (Advisor Class)*     ING VP Convertible Portfolio (Service Class)
      ING Capital Guardian Small Cap Portfolio (Service Class)           ING VP Growth and Income Portfolio (Service Class)**
      ING Capital Guardian Small Cap Portfolio (Advisor Class)*          ING VP Growth Opportunities Portfolio (Service Class)
      ING Developing World Portfolio (Service Class)                     ING VP International Value Portfolio (Service Class)*
      ING Developing World Portfolio (Advisor Class)*                    ING VP Large Company Value Portfolio (Service Class)
      ING Eagle Asset Value Equity Portfolio (Service Class)             ING VP LargeCap Growth Portfolio (Service Class)
      ING Eagle Asset Value Equity Portfolio (Advisor Class)*            ING VP MagnaCap Portfolio (Service Class)
      ING FMR Diversified Mid-Cap Portfolio (Service Class)              ING VP MidCap Opportunities Portfolio (Service Class)*
      ING FMR Diversified Mid-Cap Portfolio (Advisor Class)*             ING VP SmallCap Opportunities Portfolio (Service Class)
      ING Goldman Sachs Internet Tollkeeper Portfolio (Service Class)   INVESCO Variable Investment Funds, Inc.:
      ING Goldman Sachs Internet Tollkeeper Portfolio (Advisor Class)*   INVESCO VIF - Financial Services Fund
      ING Hard Assets Portfolio (Service Class)                          INVESCO VIF - Health Sciences Fund
      ING Hard Assets Portfolio (Advisor Class)*                         INVESCO VIF - Leisure Fund*
      ING International Portfolio (Service Class)                        INVESCO VIF - Utilities Fund
      ING International Portfolio (Advisor Class)*                      Janus Aspen Series:
      ING Janus Growth and Income Portfolio (Service Class)              Janus Aspen Series Balanced Portfolio (Class S)*
      ING Janus Growth and Income Portfolio (Advisor Class)*             Janus Aspen Series Flexible Income Portfolio (Class S)*
      ING Janus Special Equity Portfolio (Service Class)                 Janus Aspen Series Growth Portfolio (Class S)*
      ING Janus Special Equity Portfolio (Advisor Class)*                Janus Aspen Series Worldwide Growth Portfolio (Class S)
      ING Jennison Equity Opportunities Portfolio (Service Class)       Liberty Variable Insurance Trust:
      ING Jennison Equity Opportunities Portfolio (Advisor Class)*       Colonial Small Cap Value Fund (Class B)**
      ING JPMorgan Fleming Small Cap Equity Portfolio (Service Class)*  Liberty Variable Series:
      ING JPMorgan Fleming Small Cap Equity Portfolio (Advisor Class)*   Liberty Asset Allocation Fund Variable Series (Class A)**
      ING Julius Baer Foreign Portfolio (Service Class)*                 Liberty Equity Fund Variable Series (Class A)
      ING Julius Baer Foreign Portfolio (Advisor Class)*                 Liberty Federal Securities Fund Variable Series (Class A)**
      ING Limited Maturity Bond Portfolio (Service Class)                Liberty Small Company Growth Fund Variable
      ING Liquid Assets Portfolio (Service Class)                         Series (Class A)**
      ING Liquid Assets Portfolio (Advisor Class)*                      Oppenheimer Variable Accounts Fund:
      ING Marisco Growth Portfolio (Service Class)                       Oppenheimer Global Securities Fund/VA (Class S)*
      ING Marisco Growth Portfolio (Advisor Class)*                      Oppenheimer Strategic Bond Fund/VA (Class S)*
      ING Mercury Focus Value Portfolio (Service Class)*                PIMCO Variable Insurance Trust:
      ING Mercury Focus Value Portfolio (Advisor Class)*                 PIMCO High Yield Portfolio
      ING Mercury Fundamental Growth Portfolio (Service Class)*          PIMCO StocksPLUS Growth and Income Portfolio
      ING Mercury Fundamental Growth Portfolio (Advisor Class)*         Pioneer Variable Contracts Trust:
      ING MFS(R) Mid-Cap Growth Portfolio (Service Class)                Pioneer Equity-Income VCT Portfolio (Class II)*
      ING MFS(R) Mid-Cap Growth Portfolio (Advisor Class)*               Pioneer Fund VCT Portfolio (Class II)
                                                                         Pioneer Mid-Cap Value VCT
                                                                         Pioneer Small Company VCT Portfolio (Class II)


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



      ING Investors Trust:
        ING MFS(R) Research Portfolio (Service Class)                        ProFunds VP:
        ING MFS(R) Research Portfolio (Advisor Class)*                         ProFund VP Bull
        ING MFS(R) Total Return Portfolio (Service Class)                      ProFund VP Europe 30
        ING MFS(R) Total Return Portfolio (Advisor Class)*                     ProFund VP Rising Rates Opportunity **
        ING PIMCO Core Bond Portfolio (Service Class)                          ProFund VP Small Cap
        ING PIMCO Core Bond Portfolio (Advisor Class)*                       Prudential Series Fund, Inc.:
        ING Salomon Brothers All Cap Portfolio (Service Class)                 Prudential Jennison Portfolio (Class II)
        ING Salomon Brothers All Cap Portfolio (Advisor Class)*                SP Jennison International Growth Portfolio (Class II)
        ING Salomon Brothers Investors Portfolio (Service Class)             Putnam Variable Trust:
        ING Salomon Brothers Investors Portfolio (Advisor Class)*              Putnam VT Discovery Growth Fund (Class IB)
        ING T. Rowe Price Capital Appreciation Portfolio (Service Class)       Putnam VT Growth and Income (Class IB)
        ING T. Rowe Price Capital Appreciation Portfolio (Advisor Class)*      Putnam VT International Growth and Income (Class IB)
        ING T. Rowe Price Equity Income Portfolio (Service Class)            Travelers Series Fund Inc.:
        ING T. Rowe Price Equity Income Portfolio (Advisor Class)*             Smith Barney High Income
        ING UBS U.S. Balanced Portfolio (Service Class)                        Smith Barney International All Cap Growth
        ING UBS U.S. Balanced Portfolio (Advisor Class)**                      Smith Barney Large Cap Value
                                                                               Smith Barney Money Market
      *    Division added in 2002.                                           UBS Series Trust:
      **   Division added in 2003.                                             UBS Tactical Allocation Portfolio (Class I)


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------

     The names of certain Divisions were changed during 2003. The following is a summary of current and former names for those Divisions:



                      Current Name                                             Former Name
----------------------------------------------------------  --------------------------------------------------

  ING Investors Trust (continued):                          The GCG Trust (continued):
    ING AIM Mid-Cap Growth                                    Strategic Equity
    ING AIM Mid-Cap Growth Advisor                            Strategic Equity Advisor
    ING Alliance Mid-Cap Growth                               Capital Growth
    ING Alliance Mid-Cap Growth Advisor                       Capital Growth Advisor
    ING Capital Guardian Large Cap Value                      Large Cap Value
    ING Capital Guardian Large Cap Value Advisor              Large Cap Value Advisor
    ING Capital Guardian Managed Global                       Managed Global
    ING Capital Guardian Managed Global Advisor               Managed Global Advisor
    ING Capital Guardian Small Cap                            Capital Guardian Small Cap
    ING Capital Guardian Small Cap Advisor                    Capital Guardian Small Cap Advisor
    ING Developing World                                      Developing World
    ING Developing World Advisor                              Developing World Advisor
    ING Eagle Asset Value Equity                              Value Equity
    ING Eagle Asset Value Equity Advisor                      Value Equity Advisor
    ING FMR Diversified Mid-Cap                               Diversified Mid-Cap
    ING FMR Diversified Mid-Cap Advisor                       Diversified Mid-Cap Advisor
    ING Goldman Sachs Internet Tollkeeper                     Internet Tollkeeper
    ING Goldman Sachs Internet Tollkeeper Advisor             Internet Tollkeeper Advisor
    ING Hard Assets                                           Hard Assets
    ING Hard Assets Advisor                                   Hard Assets Advisor
    ING International                                         International Equity
    ING International Advisor                                 International Equity Advisor
    ING Janus Growth and Income                               Janus Growth and Income
    ING Janus Growth and Income Advisor                       Janus Growth and Income Advisor
    ING Janus Special Equity                                  Special Situations
    ING Janus Special Equity Advisor                          Special Situations Advisor
    ING Jennison Equity Opportunities                         Equity Opportunity
    ING Jennison Equity Opportunities Advisor                 Equity Opportunity Advisor
    ING JPMorgan Fleming Small Cap Equity                     JPMorgan Fleming Small Cap Equity
    ING JPMorgan Fleming Small Cap Equity Advisor             JPMorgan Fleming Small Cap Equity Advisor
    ING Julius Baer Foreign                                   International Enhanced EAFE
    ING Julius Baer Foreign Advisor                           International Enhanced EAFE Advisor
    ING Limited Maturity Bond                                 Limited Maturity Bond
    ING Liquid Assets                                         Liquid Assets
    ING Liquid Assets Advisor                                 Liquid Assets Advisor
    ING Marisco Growth                                        Growth
    ING Marisco Growth Advisor                                Growth Advisor


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------


               Current Name                                              Former Name
---------------------------------------------------         ------------------------------------

  ING Investors Trust:                                      The GCG Trust:
    ING Marisco Growth Advisor                                Growth Advisor
    ING Mercury Focus Value                                   Focus Value
    ING Mercury Focus Value Advisor                           Focus Value Advisor
    ING Mercury Fundamental Growth                            Fundamental Growth Focus
    ING Mercury Fundamental Growth Advisor                    Fundamental Growth Focus Advisor
    ING MFS Mid-Cap Growth                                    Mid-Cap Growth
    ING MFS Mid-Cap Growth Advisor                            Mid-Cap Growth Advisor
    ING MFS Research                                          Research
    ING MFS Research Advisor                                  Research Advisor
    ING MFS Total Return                                      Total Return
    ING MFS Total Return Advisor                              Total Return Advisor
    ING PIMCO Core Bond                                       Core Bond
    ING PIMCO Core Bond Advisor                               Core Bond Advisor
    ING Salomon Brothers All Cap                              All Cap
    ING Salomon Brothers All Cap Advisor                      All Cap Advisor
    ING Salomon Brothers Investors                            Investors
    ING Salomon Brothers Investors Advisor                    Investors Advisor
    ING T. Rowe Price Capital Appreciation                    Fully Managed
    ING T. Rowe Price Capital Appreciation Advisor            Fully Managed Advisor
    ING T. Rowe Price Equity Income                           Equity Income
    ING T. Rowe Price Equity Income Advisor                   Equity Income Advisor
    ING UBS U.S. Balanced                                     Asset Allocation Growth
    ING Van Kampen Equity Growth                              Equity Growth
    ING Van Kampen Equity Growth Advisor                      Equity Growth Advisor
    ING Van Kampen Global Franchise                           Global Franchise
    ING Van Kampen Global Franchise Advisor                   Global Franchise Advisor
    ING Van Kampen Growth and Income                          Van Kampen Growth and Income
    ING Van Kampen Growth and Income Advisor                  Van Kampen Growth and Income Advisor
    ING Van Kampen Real Estate                                Real Estate
    ING Van Kampen Real Estate Advisor                        Real Estate Advisor
  ING Partners, Inc.:                                       ING Partners, Inc.:
    ING JPMorgan Fleming International                        ING Scudder International Growth
    ING Salomon Brothers Fundamental Value                    ING Salomon Bros. Capital
  Liberty Variable Series:                                  The Galaxy VIP Fund:
    Liberty Equity                                            Galaxy VIP Equity
  Putnam Variable Trust:                                    Putnam Variable Trust:
    Putnam VT Discovery Growth                                Putnam Voyager


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------

2.   Significant Accounting Policies

     The following is a summary of the  significant  accounting  policies of the
     Account:

     Use of Estimates

     The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

     Investments

     Investments are made in shares of a Series or Portfolio of the Trusts and are recorded at fair value, determined by the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

     Federal Income Taxes

     Operations of the Account form a part of, and are taxed with, the total operations of Golden American, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of Golden American.

     Transfers

     Transfers between the Account and Golden American relate to gains and losses resulting from actual mortality experience, the full responsibility for which is assumed by Golden American, Contractowner transfers between the general account and the Divisions, and other Contractowner activity, including Contract deposits and withdrawals. Unsettled transactions as of the reporting date appear on a net basis in the line Payable to Golden American Life Insurance Company on the Statement of Assets and Liabilities.

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------

3.   Charges and Fees

     Prior to February 1, 2000, DVA Plus, Access, and Premium Plus Contracts each had three different death benefit options referred to as Standard, Annual Ratchet, and 7% Solution; however, in the state of Washington, the 5.5% Solution is offered instead of the 7% Solution. After February 1, 2000, DVA Plus, Access and Premium Plus each had four different death benefit options referred to as Standard, Annual Ratchet, 7% Solution and Max 7. In the state of Washington, the 5.5% Solution is offered instead of the 7% Solution and Max 5.5 is offered instead of Max 7 after February 1, 2000. ES II, Generations, Landmark and Opportunities contracts each have four different death benefit options referred to as Standard, Annual Ratchet, 7% Solution and Max 7. In the state of Washington, the 5.5%
     Solution is offered instead of the 7% Solution and Max 5.5 is offered instead of Max 7. Granite PrimElite has two death benefit options referred to as Standard and Annual Ratchet.

     Under the terms of all Contracts, certain charges are allocated to the Contracts to cover Golden American's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

     Mortality and Expense Risk Charges

     Golden American assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

     Daily charges deducted at annual rates to cover these risks follows:



                            Series                                  Annual Rates
     ---------------------------------------------------------      ------------

     DVA 80                                                           0.80 %
     DVA                                                              0.90
     DVA Series 100                                                   1.25
     DVA Plus (pre February 2000) Standard                            1.10
     DVA Plus (post January 2000) Standard                            1.15
     DVA Plus (post 2000) Standard                                    1.15
     DVA Plus (pre February 2000) Annual Ratchet                      1.25
     DVA Plus (pre February 2000) 5.5% Solution                       1.25
     DVA Plus (post January 2000) 5.5% Solution                       1.25
     DVA Plus (post 2000) 5.5% Solution                               1.30
     DVA Plus (post January 2000) Annual Ratchet                      1.30
     DVA Plus (pre February 2000) 7% Solution                         1.40
     DVA Plus (post January 2000) Max 5.5                             1.40
     DVA Plus (post 2000) Annual Ratchet                              1.40
     DVA Plus (post 2000) Max 5.5                                     1.45
     DVA Plus (post January 2000) 7% Solution                         1.50
     DVA Plus (post 2000) 7% Solution                                 1.50
     DVA Plus (post January 2000) Max 7                               1.60


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                            Series                                  Annual Rates
     ---------------------------------------------------------      ------------

     DVA Plus (post 2000) Max 7                                       1.60 %
     Access (pre February 2000) Standard                              1.25
     Access (post January 2000) Standard                              1.30
     Access (post 2000) Standard                                      1.30
     Access (pre February 2000) Annual Ratchet                        1.40
     Access (pre February 2000) 5.5% Solution                         1.40
     Access (post January 2000) Annual Ratchet                        1.45
     Access (post January 2000) 5.5 % Solution                        1.45
     Access (post 2000) 5.5% Solution                                 1.45
     Access (pre February 2000) 7% Solution                           1.55
     Access (post January 2000) Max 5.5                               1.55
     Access (post 2000) Annual Ratchet                                1.55
     Access (post 2000) Max 5.5                                       1.60
     Access (post January 2000) 7% Solution                           1.65
     Access (post 2000) 7% Solution                                   1.65
     Access (post April 2001) Standard                                1.65
     Access (post January 2000) Max 7                                 1.75
     Access (post 2000) Max 7                                         1.75
     Access (post April 2001) 5.5% Solution                           1.80
     Access (post April 2001) Annual Ratchet                          1.90
     Access (post April 2001) Max 5.5                                 1.95
     Access (post April 2001) 7% Solution                             2.00
     Access (post April 2001) Max 7                                   2.10
     Premium Plus (pre February 2000) Standard                        1.25
     Premium Plus (post January 2000) Standard                        1.30
     Premium Plus (post 2000) Standard                                1.30
     Premium Plus (pre February 2000) Annual Ratchet                  1.40
     Premium Plus (pre February 2000) 5.5% Solution                   1.40
     Premium Plus (post January 2000) Annual Ratchet                  1.45
     Premium Plus (post January 2000) 5.5% Solution                   1.45
     Premium Plus (post 2000) 5.5% Solution                           1.45
     Premium Plus (pre February 2000) 7% Solution                     1.55
     Premium Plus (post January 2000) Max 5.5                         1.55
     Premium Plus (post 2000) Annual Ratchet                          1.55
     Premium Plus (post 2000) Max 5.5                                 1.60
     Premium Plus (post January 2000) 7% Solution                     1.65
     Premium Plus (post 2000) 7% Solution                             1.65
     Premium Plus (post January 2000) Max 7                           1.75
     Premium Plus (post 2000) Max 7                                   1.75
     ES II (pre 2001)                                                 1.25
     ES II (post 2000) Standard                                       1.25
     ES II (post 2000) Deferred Ratchet                               1.30
     ES II (post 2000) 5.5%                                           1.40
     ES II (post 2000) Annual Ratchet                                 1.50
     ES II (post 2000) Max 5.5                                        1.55


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                            Series                                  Annual Rates
     ---------------------------------------------------------      ------------

     ES II (post 2000) 7% Solution                                    1.60 %
     ES II (post 2000) Max 7                                          1.70
     Value Standard                                                   0.75
     Access One                                                       0.35
     Granite PrimElite-Standard                                       1.10
     Granite PrimElite-Annual Ratchet                                 1.25
     Generations-Standard                                             1.25
     Generations-Deferred Ratchet                                     1.30
     Generations-Annual Ratchet                                       1.50
     Generations-7% Solution                                          1.60
     Generations-Max 7                                                1.70
     Landmark-Standard                                                1.50
     Landmark-5.5% Solution                                           1.65
     Landmark-Annual Ratchet                                          1.75
     Landmark-Max 5.5                                                 1.80
     Landmark-7% Solution                                             1.85
     Landmark-Max 7                                                   1.95
     VA Option I                                                      0.80
     VA Option II                                                     1.10
     VA Option III                                                    1.25
     VA Bonus Option I                                                1.30
     VA Bonus Option II                                               1.60
     VA Bonus Option III                                              1.75
     Advantage Option I                                               2.05
     Advantage Option II                                              2.25
     Advantage Option III                                             2.40
     Rollover Choice Option I                                         0.60
     Rollover Choice Option II                                        0.80
     Rollover Choice Option III                                       0.95
     Opportunities-Standard                                           1.25
     Opportunities-5.5% Solution                                      1.40
     Opportunities-Annual Ratchet                                     1.50
     Opportunities-7% Solution                                        1.60
     Opportunities-Max 5.5                                            1.55
     Opportunities-Max 7                                              1.70
     Signature Option I                                               1.10
     Signature Option II                                              1.30
     Signature Option III                                             1.45
     Focus VA Option I                                                0.60
     Focus VA Option II                                               0.80



GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------

     Asset Based Administrative Charges

     A daily charge at an annual rate of 0.10% is deducted from assets attributable to DVA and DVA Series 100 Contracts. A daily charge at an annual rate of 0.15% is deducted from the assets attributable to the DVA Plus, Access, Premium Plus, ESII, Value, Access One, Granite PrimElite, Generations, Landmark, VA, Advantage, Rollover Choice, Focus VA, and Opportunities Contracts.

     Administrative Charges

     An administrative charge is deducted from the accumulation value of deferred annuity contracts to cover ongoing administrative expenses. The charge is $30 per Contract year for ES II, Value, VA, Advantage, and Rollover Choice Contracts. For DVA Series 100 and Access One Contracts there is no charge. For all other Contracts, the charge is $0. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge had been waived for certain offerings of the Contracts.

     For certain Contracts, a minimum death benefit guarantee charge of up to $1.20 per $1.000 of guaranteed death benefit per Contract year is deducted from the accumulation value of each Contract on its anniversary date.

     Contingent Deferred Sales Charges

     Under DVA 80, DVA, DVA Plus, Premium Plus, ES II, Value, Granite PrimElite, Landmark, VA, Advantage, Rollover Choice, Focus VA, and Opportunities Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken. The following table reflects the Surrender Charge that is assessed based upon the date a premium payment is received.




    Complete                Granite
 Years Elapsed             PrimElite           Opportunities,
 Since Premium    DVA 80     & DVA    Premium     ES II &                                    Signature  Rollover
    Payment       & DVA      Plus       Plus     Generations    Value   Advantage  Landmark    & VA      Choice    Focus VA
---------------  --------  ---------  -------  --------------  -------  ---------  --------  ---------  --------   --------

       0            6%         7%        8%          8%           6%        6%        6%         7%         7%         3%
       1            5          7         8           7            6         5         5          7          6          2
       2            4          6         8           6            6         4         4          6          5          1
       3            3          5         8           5            5         -         3          6          4          -
       4            2          4         7           4            4         -         -          5          3          -
       5            1          3         6           3            3         -         -          4          2          -
       6            -          1         5           2            1         -         -          3          1          -
       7            -          -         3           1            -         -         -          -          -          -
       8            -          -         1           -            -         -         -          -          -          -
       9+           -          -         -           -            -         -         -          -          -          -


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------

     Other Contract Charges

     Under DVA 80, DVA, and DVA Series 100 Contracts, a charge is deducted from the accumulation value for Contractowners taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA Contracts, annual distribution fees are deducted from the Contracts' accumulation values.

     Deferred Sales Load

     Under Contracts offered prior to October 1995, a sales load of up to 7.5% was assessed against each premium payment for sales-related expenses, as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA Contracts, although the sales load is chargeable to each premium when Golden American receives it, the amount of such charge is initially advanced by Golden American to Contractowners and included in the accumulation value and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

     Premium Taxes

     For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the Contractowner's state of residence and currently ranges up to 3.5% of premiums.

     Fees Waived by Golden American

     Certain  charges  and fees for various  types of  Contracts  are  currently waived by Golden American. Golden American reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------

     Net Assets  Retained  in the  Account  by Golden  American  Life  Insurance
     Company

     A summary of the net assets retained in the Account, representing the unamortized deferred sales load and premium taxes advanced by Golden American previously noted, follows:



                                                                                      Year ended
                                                                                   December 31, 2002
                                                                                  --------------------
                                                                                  Dollars In Thousands

     Balance at beginning of year                                                 $                135
     Sales load advanced                                                                             9
     Amortization of deferred sales load and premium tax                                          (144)
                                                                                  ---------------------
     Balance at end of year                                                       $                  -
                                                                                  =====================



4.   Related Party Transactions

During the nine months ended September 30, 2003, management and service fees were paid indirectly to Directed Services, Inc., an affiliate of the Company, in its capacity as investment manager to the ING Investors Trust. The Trust's advisory agreement provided for a fee at annual rates ranging from 0.23% to 0.96% of the average net assets of each respective Series. In addition, management and service fees were paid to ING Investments, LLC, in its capacity as investment adviser to the ING GET Fund, the ING Variable Insurance Trust, ING VP Bond Portfolio, ING Variable Portfolios, Inc., and the ING Variable Products Trust. The Trusts' advisory agreement provided for fees at annual rates ranging from 0.25% to 1.00% of the average net assets of each respective Portfolio. Management and service fees were paid to ING Life Insurance and Annuity Company, an affiliate of the Company, in its capacity as investment adviser to ING Partners, Inc. The Trust's advisory agreement provided for a fee at annual rates ranging from 0.50% to 1.00% of the average net assets of each respective Portfolio.

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------

5.   Purchases and Sale of Investment Securities

     The aggregate cost of purchases and proceeds from sales of investments follows:



                                                                                    Nine months ended             Year ended
                                                                                    September 30, 2003         December 31, 2002
                                                                                  -----------------------   -----------------------
                                                                                   Purchases      Sales      Purchases      Sales
                                                                                   ---------    ---------    ---------    ---------
                                                                                                 (Dollars In Thousands)

     AIM Variable Insurance Funds:
       AIM V.I. Capital Appreciation                                               $     55     $     24     $     34     $      -
       AIM V.I. Core Equity                                                             100            -           44            -
       AIM V.I. Dent Demographic Trends                                              27,532        2,674       16,368        5,241
       AIM V.I. Growth                                                                1,150          414          987          372
       AIM V.I. Premier Equity                                                           61           17           87            -
     AllianceBernstein Variable Products Series Fund, Inc.:
       AllianceBernstein Growth and Income                                            2,985          606        4,785          619
       AllianceBernstein Premier Growth                                               2,519        1,699        3,175        1,593
       AllianceBernstein Value                                                        2,918          880        2,631          257
     Fidelity Variable Insurance Products Fund:
       Fidelity(R)VIP Contrafund(R)                                                   8,029          354        4,406          783
       Fidelity(R) VIP Equity-Income                                                 73,303       15,385       62,498       39,048
       Fidelity(R) VIP Growth                                                       128,940       38,433       48,243       23,758
       Fidelity(R) VIP Overseas                                                         104           87            9            -
     Franklin Templeton Variable Insurance Products Trust:
       Franklin Small Cap Value Securities                                              179            2           20            -
     Greenwich Street Series Fund:
       Greenwich Appreciation                                                            29           78           81           74
     The Galaxy VIP Fund:
       Galaxy VIP Asset Allocation                                                        -          638           33          431
       Galaxy VIP Growth and Income                                                       -          118            -           32
       Galaxy VIP High Quality Bond                                                       -          129           32           58
       Galaxy VIP Small Company Growth                                                    -           53           13           11
     ING GET Fund:
       ING GET Fund - Series N                                                          719        3,949          733        2,401
       ING GET Fund - Series P                                                        3,277       27,241        6,579       18,769
       ING GET Fund - Series Q                                                          143       37,023      182,185       15,241
       ING GET Fund - Series R                                                          311       36,809      184,803       15,647
       ING GET Fund - Series S                                                          210       54,724      227,944        9,645
       ING GET Fund - Series T                                                          841       76,774      237,424        1,768
       ING GET Fund - Series U                                                      260,019       94,563        1,047            -
       ING GET Fund - Series V                                                      385,427       15,003            -            -
     ING GET U.S. Core Portfolio - Series 1                                         238,564        1,963            -            -
     ING GET U.S. Core Portfolio - Series 2 (Guaranteed)                              2,191            -            -            -
     ING Investors Trust:
       ING AIM Mid-Cap Growth                                                       120,273      113,766      403,752      448,147
       ING AIM Mid-Cap Growth Advisor                                                 1,589           40           79            -
       ING Alliance Mid-Cap Growth                                                  150,440      122,192      271,861      306,181
       ING Alliance Mid-Cap Growth Advisor                                            2,082           46          154            -


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                                                    Nine months ended             Year ended
                                                                                    September 30, 2003         December 31, 2002
                                                                                  -----------------------   -----------------------
                                                                                   Purchases      Sales      Purchases      Sales
                                                                                   ---------    ---------    ---------    ---------
                                                                                                (Dollars In Thousands)

     ING Investors Trust (continued):
       ING American Funds Growth                                                   $ 15,642     $      -     $      -     $      -
       ING American Funds Growth-Income                                              12,794            -            -            -
       ING American Funds International                                               4,944          519            -            -
       ING Capital Guardian Large Cap Value                                         109,851       15,476      137,118       37,870
       ING Capital Guardian Large Cap Value Advisor                                   4,487          552          347            -
       ING Capital Guardian Managed Global                                           56,978       31,573      439,191      413,705
       ING Capital Guardian Managed Global Advisor                                      955          103           51            -
       ING Capital Guardian Small Cap                                               151,175      122,740      830,463      842,708
       ING Capital Guardian Small Cap Advisor                                         1,786            4          320            -
       ING Developing World                                                          43,795       39,181      256,419      261,252
       ING Developing World Advisor                                                     837           11           81            -
       ING Eagle Asset Value Equity                                                  25,766       32,279      102,513       90,027
       ING Eagle Asset Value Equity Advisor                                             708          109          110            -
       ING FMR Diversified Mid-Cap                                                   30,845        3,994       58,638        6,680
       ING FMR Diversified Mid-Cap Advisor                                            2,312          109          224            -
       ING Goldman Sachs Internet Tollkeeper                                         24,629        4,645       16,754        6,112
       ING Goldman Sachs Internet Tollkeeper Advisor                                  1,388           60           57            -
       ING Hard Assets                                                               55,787       44,580      102,835       64,011
       ING Hard Assets Advisor                                                        1,326           29           95            -
       ING International                                                            268,990      265,470      684,796      688,451
       ING International Advisor                                                      2,436           14          254            -
       ING Janus Growth and Income                                                   58,733        2,898       77,366       13,632
       ING Janus Growth and Income Advisor                                            5,163          592          602            -
       ING Janus Special Equity                                                      15,481        2,371       11,468        6,198
       ING Janus Special Equity Advisor                                                 385           38           56            -
       ING Jennison Equity Opportunities                                             41,691       70,559      147,404      177,811
       ING Jennison Equity Opportunities Advisor                                        987            9           34            -
       ING JPMorgan Fleming Small Cap Equity                                         28,542        1,080       10,549          557
       ING JPMorgan Fleming Small Cap Equity Advisor                                  5,591           77          520            -
       ING Julius Baer Foreign                                                       26,426       14,189       18,536       13,290
       ING Julius Baer Foreign Advisor                                                1,286           27          166            -
       ING Limited Maturity Bond                                                    112,283      115,308      289,313      109,521
       ING Liquid Assets                                                          1,477,808    1,573,265    6,067,854    6,116,068
       ING Liquid Assets Advisor                                                     11,460        4,878        3,353        1,553
       ING Marisco Growth I                                                         104,462       88,910      922,370    1,085,634
       ING Marisco Growth Advisor                                                     5,010           17           97            -
       ING Mercury Focus Value                                                       11,202        1,016        6,954          731
       ING Mercury Focus Value Advisor                                                  451           25           50            -
       ING Mercury Fundamental Growth                                                 6,528          560        3,288          415


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------


                                                                                    Nine months ended             Year ended
                                                                                    September 30, 2003         December 31, 2002
                                                                                  -----------------------   -----------------------
                                                                                   Purchases      Sales      Purchases      Sales
                                                                                   ---------    ---------    ---------    ---------
                                                                                                (Dollars In Thousands)

     ING Investors Trust (continued):
       ING Mercury Fundamental Growth Advisor                                      $    468     $      8     $    113     $      -
       ING MFS Mid-Cap Growth                                                       206,055      184,173      672,311      703,631
       ING MFS Mid-Cap Growth Advisor                                                 4,974          180          558            -
       ING MFS Research                                                              98,619      114,830      171,313      231,552
       ING MFS Research Advisor                                                       1,169           82          329            -
       ING MFS Total Return                                                          37,914      268,590      141,319
       ING MFS Total Return Advisor                                                  10,302          143        1,034           51
       ING PIMCO Core Bond                                                          178,450      110,156      332,380       34,599
       ING PIMCO Core Bond Advisor                                                   13,468        1,356          995            -
       ING Salomon Brothers All Cap                                                  77,091       29,540       99,898       62,269
       ING Salomon Brothers All Cap Advisor                                           3,171           13          177            -
       ING Salomon Brothers Investors                                                19,336        9,569       37,278        9,900
       ING Salomon Brothers Investors Advisor                                           440            4          297            -
       ING T. Rowe Price Capital Appreciation                                       142,504       35,525      383,713       62,233
       ING T. Rowe Price Capital Appreciation Advisor                                11,521          420          946           34
       ING T. Rowe Price Equity Income                                               94,679       25,701      166,618      101,344
       ING T. Rowe Price Equity Income Advisor                                        6,673          548          673           13
       ING UBS U.S. Balanced                                                         10,675        5,558       18,227       10,179
       ING UBS U.S. Balanced Advisor                                                    323            5            -            -
       ING Van Kampen Equity Growth                                                  15,356          432        5,244          623
       ING Van Kampen Equity Growth Advisor                                           3,669           11          480            -
       ING Van Kampen Global Franchise                                               28,237        5,474       19,859        4,824
       ING Van Kampen Global Franchise Advisor                                        8,419          142          744           42
       ING Van Kampen Growth and Income                                              46,476       51,637       60,273      127,038
       ING Van Kampen Growth and Income Advisor                                      14,393          905        1,031           31
       ING Van Kampen Real Estate                                                    76,810       37,581      137,466       62,909
       ING Van Kampen Real Estate Advisor                                             3,543            7          278            -
     ING Partners, Inc.:
       ING Alger Aggressive Growth                                                      323            1            -            -
       ING Alger Growth                                                                  66            -           43            -
       ING American Century Small Cap Value                                             111            -            2            -
       ING Baron Small Cap Growth                                                       493            1            -            -
       ING JPMorgan Fleming International                                             3,666        1,560            8            -
       ING JPMorgan Mid Cap Value                                                     2,478           66          357           60
       ING MFS(R)Capital Opportunities (Initial Class)                                  720          320        1,163          193
       ING MFS(R)Capital Opportunities (Service Class)                                  192            1           85            -
       ING MFS(R)Global Growth                                                          577          132           76            1
       ING MFS Research Equity                                                           80            -            -            -
       ING OpCap Balanced Value                                                         172            1          131            -


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------


                                                                                    Nine months ended             Year ended
                                                                                    September 30, 2003         December 31, 2002
                                                                                  -----------------------   -----------------------
                                                                                   Purchases      Sales      Purchases      Sales
                                                                                   ---------    ---------    ---------    ---------
                                                                                                (Dollars In Thousands)

     ING Partners, Inc. (continued):
       ING PIMCO Total Return                                                      $  1,034     $    207     $    627     $     29
       ING Salomon Brothers Aggressive Growth                                         3,195          665            -            -
       ING Salomon Brothers Fundamental Value                                           407            1            9            -
       ING Salomon Brothers Investors Value                                             285            -            4            -
       ING T. Rowe Price Growth Equity                                                1,471           16          162            -
       ING UBS Tactical Asset Allocation                                                 43            2            2            -
       ING Van Kampen Comstock                                                       21,713        1,244        1,785           55
     ING Variable Insurance Trust:
       ING VIT Worldwide Growth                                                      15,209        6,047       24,169        9,196
     ING Variable Portfolios, Inc.:
       ING VP Balanced                                                                  679            3            -            -
       ING VP Bond                                                                   72,380       51,680       63,496       13,839
       ING VP Growth                                                                    238           31           51            1
       ING VP Index Plus LargeCap                                                    37,879        7,870        7,078        2,691
       ING VP Index Plus MidCap                                                       9,576        5,078        9,240        3,466
       ING VP Index Plus SmallCap                                                     6,926        3,693        8,715        4,883
       ING VP International Equity                                                       56            6            -            -
       ING VP Small Company                                                             434           19          251           37
       ING VP Value Opportunity                                                         590           63        1,251          169
     ING Variable Products Trust:
       ING VP Convertible                                                             2,207          221        1,096          187
       ING VP Growth and Income                                                       1,423           68            -            -
       ING VP Growth Opportunities                                                    8,930        1,184       10,173        2,384
       ING VP International Value                                                       295           14           53            1
       ING VP Large Company Value                                                       951          366        1,376          372
       ING VP LargeCap Growth                                                         1,194          563        1,869        1,053
       ING VP MagnaCap                                                                6,105        1,032       13,443        3,846
       ING VP MidCap Opportunities                                                      222            1           16            -
       ING VP SmallCap Opportunities                                                 27,616        1,293       31,124        1,969
     INVESCO Variable Investment Funds, Inc.:
       INVESCO VIF - Financial Services                                              48,336       28,866       63,673       40,543
       INVESCO VIF - Health Sciences                                                 66,192       35,307       83,757       58,204
       INVESCO VIF - Leisure                                                         16,173        1,218        7,516        1,277
       INVESCO VIF - Utilities                                                       14,298        2,610        8,167          944
     Janus Aspen Series:
       Janus Aspen Series Balanced                                                    3,688           21          565           37
       Janus Aspen Series Flexible Income                                             1,642          204          276            3
       Janus Aspen Series Growth                                                        662           71          225            1
       Janus Aspen Series Worldwide Growth                                           19,533       17,244      104,529      101,442


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SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------


                                                                                    Nine months ended             Year ended
                                                                                    September 30, 2003         December 31, 2002
                                                                                  -----------------------   -----------------------
                                                                                   Purchases      Sales      Purchases      Sales
                                                                                   ---------    ---------    ---------    ---------
                                                                                                (Dollars In Thousands)

     Liberty Variable Insurance Trust:
       Colonial Small Cap Value                                                    $ 11,186     $    510     $      -     $      -
     Liberty Variable Series:
       Liberty Asset Allocation                                                         575           78            -            -
       Liberty Equity                                                                    97           69            -            -
       Liberty Federal Securities                                                       124           39            -            -
       Liberty Small Company Growth                                                      63           16            -            -
     Oppenheimer Variable Accounts Fund:
       Oppenheimer Global Securities                                                  1,415           13          274           24
       Oppenheimer Strategic Bond                                                       290           86           53           36
     PIMCO Variable Insurance Trust:
       PIMCO High Yield                                                             330,420      136,643      217,839      126,620
       PIMCO StocksPLUS Growth and Income                                            25,819       56,160       92,182       97,761
     Pioneer Variable Contracts Trust:
       Pioneer Equity-Income VCT                                                        657            3          200            1
       Pioneer Fund VCT                                                              30,095        6,194       27,454        6,810
       Pioneer Mid-Cap Value VCT                                                     57,719        1,478       69,537       13,624
       Pioneer Small Company VCT                                                      1,471          570        3,491          398
     ProFunds VP:
       ProFund VP Bull                                                              155,875      145,333      114,057       95,299
       ProFund VP Europe 30                                                          97,186      100,429      318,634      307,100
       ProFund VP Rising Rates Opportunity                                           13,727          179            -            -
       ProFund VP Small Cap                                                         195,851      154,096      321,292      294,784
     Prudential Series Fund, Inc.:
       Prudential Jennison                                                           16,284        8,796      223,318      215,947
       SP Jennison International Growth                                              51,686       29,449       44,084       36,323
     Putnam Variable Trust:
       Putnam VT Discovery Growth                                                       961          219        1,601           94
       Putnam VT Growth and Income                                                    1,183          246        1,662          172
       Putnam VT International Growth and Income                                      1,106        1,132        3,063          261
     Travelers Series Fund Inc.:
       Smith Barney High Income                                                           3           78           82           38
       Smith Barney International All Cap Growth                                          7           32            4           26
       Smith Barney Large Cap Value                                                      25           68           19           54
       Smith Barney Money Market                                                         30           89            2           80
     UBS Series Trust:
       UBS Tactical Allocation                                                        1,721          246        1,316          240


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------

6.   Changes in Units

     The changes in units outstanding for the nine months ended September 30, 2003 and the year ended December 31, 2002 are shown in the following table. The activity includes Contractowners electing to update a DVA 100 or DVA Series 100 Contract to a DVA Contract. Updates to DVA Contracts resulted in both a redemption (surrender of the old Contract) and an issue (acquisition of the new Contract).



                                                            Nine months ended                             Year ended
                                                            September 30, 2003                         December 31, 2002
                                                 ---------------------------------------  ------------------------------------------
                                                                                 Net                                       Net
                                                    Units         Units       Increase       Units         Units         Increase
                                                    Issued       Redeemed    (Decrease)      Issued       Redeemed       (Decrease)
                                                 ------------  ------------  -----------  ------------  -------------  -------------

     AIM Variable Insurance Funds:
       AIM V.I. Capital Appreciation                   6,285         3,184        3,101         3,701              -          3,701
       AIM V.I. Core Equity                           11,781             3       11,778         4,961              -          4,961
       AIM V.I. Dent Demographic Trends            4,480,794     1,498,586    2,982,208     2,175,335        948,298      1,227,037
       AIM V.I. Growth                               178,082        83,723       94,359       129,633         51,493         78,140
       AIM V.I. Premier Equity                         8,192         3,834        4,358        11,714              -         11,714
     AllianceBernstein Variable Products
       Series Fund, Inc.:
       AllianceBernstein Growth and Income           445,783       162,550      283,233       585,752        114,322        471,430
       AllianceBernstein Premier Growth              403,971       282,829      121,142       467,717        260,296        207,421
       AllianceBernstein Value                       393,284       168,869      224,415       298,200         42,183        256,017
     Fidelity Variable Insurance
       Products Fund:
       Fidelity(R) VIP Contrafund(R)               1,067,328       231,751      835,577       540,071        148,494        391,577
       Fidelity(R) VIP Equity-Income              11,859,284     4,946,893    6,912,391     8,251,501      5,400,874      2,850,627
       Fidelity(R) VIP Growth                     27,171,779    14,349,940   12,821,839     8,076,321      4,495,778      3,580,543
       Fidelity(R) VIP Overseas                       12,374        10,343        2,031         1,171              -          1,171
     Franklin Templeton Variable Insurance
       Products Trust:
       Franklin Small Cap Value Securities            18,140           141       17,999         1,965             25          1,940
     Greenwich Street Series Fund:
       Greenwich Appreciation                          2,047         5,363       (3,316)        4,624          4,584             40
     The Galaxy VIP Fund:
       Galaxy VIP Asset Allocation                        21        77,732      (77,711)        1,789         52,447        (50,658)
       Galaxy VIP Growth and Income                        9        16,214      (16,205)          561          3,752         (3,191)
       Galaxy VIP High Quality Bond                        -        10,297      (10,297)        2,096          4,759         (2,663)
       Galaxy VIP Small Company Growth                 1,243         7,800       (6,557)        1,172          1,052            120
     ING GET Fund:
       ING GET Fund - Series N                         2,799       349,479     (346,680)       43,042        189,804       (146,762)
       ING GET Fund - Series P                       339,039     2,832,048   (2,493,009)      772,618      1,720,085       (947,467)
       ING GET Fund - Series Q                       526,654     3,886,909   (3,360,255)   18,122,750      1,458,265     16,664,485
       ING GET Fund - Series R                       503,415     3,793,434   (3,290,019)   18,803,947      1,893,348     16,910,599
       ING GET Fund - Series S                       609,463     5,613,162   (5,003,699)   22,953,264      1,085,776     21,867,488
       ING GET Fund - Series T                     1,030,418     8,099,407   (7,068,989)   23,875,059        232,370     23,642,689
       ING GET Fund - Series U                    27,282,617    10,032,236   17,250,381       104,774              -        104,774
       ING GET Fund - Series V                    39,278,413     1,946,876   37,331,537             -                             -
       ING GET U.S. Core Portfolio - Series 1     24,156,457       381,372   23,775,085             -                             -
       ING GET U.S. Core Portfolio - Series 2
         (Guaranteed)                                222,709         3,478      219,231             -                             -


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                            Nine months ended                             Year ended
                                                            September 30, 2003                         December 31, 2002
                                                 ---------------------------------------  ------------------------------------------
                                                                                 Net                                       Net
                                                    Units         Units       Increase       Units         Units         Increase
                                                    Issued       Redeemed    (Decrease)      Issued       Redeemed       (Decrease)
                                                 ------------  ------------  -----------  ------------  -------------  -------------

     ING Investors Trust:
       ING AIM Mid-Cap Growth                     16,605,320    15,972,934      632,386    39,062,471     42,593,565     (3,531,094)
       ING AIM Mid-Cap Growth Advisor                147,828         9,727      138,101         8,044              -          8,044
       ING Alliance Mid-Cap Growth                23,786,698    21,507,080    2,279,618     2,673,641     14,350,360     (1,676,719)
       ING Alliance Mid-Cap Growth Advisor           164,626        13,059      151,567         3,459              -          3,459
       ING American Funds Growth                   1,650,487        80,020    1,570,467             -              -              -
       ING American Funds Growth-Income            1,310,570        35,798    1,274,772             -              -              -
       ING American Funds International              577,554       148,306      429,248             -              -              -
       ING Capital Guardian Large Cap Value       23,010,603    11,562,415   11,448,188    22,131,127     10,157,539     11,973,588
       ING Capital Guardian Large Cap
         Value Advisor                               509,093       155,331      353,762        32,499              -         32,499
       ING Capital Guardian Managed Global         7,285,832     5,368,149    1,917,683    29,219,248     27,211,114      2,008,134
       ING Capital Guardian Managed
         Global Advisor                               85,621         9,259       76,362         4,848              -          4,848
       ING Capital Guardian Small Cap             18,489,811    16,391,539    2,098,272    31,167,383     33,693,558     (2,526,175)
       ING Capital Guardian Small Cap Advisor        167,838         6,826      161,012        14,125              -         14,125
       ING Developing World                        9,582,349     8,904,817      677,532    31,632,928      7,268,250     24,364,678
       ING Developing World Advisor                   81,137         2,612       78,525        96,894            124         96,770
       ING Eagle Asset Value Equity                4,341,601     4,674,309     (332,708)    8,835,743      8,086,769        748,974
       ING Eagle Asset Value Equity Advisor           75,053        14,064       60,989        12,051            923         11,128
       ING FMR Diversified Mid-Cap                 7,077,189     3,471,402    3,605,787    38,357,135     38,795,832       (438,697)
       ING FMR Diversified Mid-Cap Advisor           243,143        25,008      218,135         8,162              3          8,159
       ING Goldman Sachs Internet Tollkeeper       6,209,456     2,478,113    3,731,343     3,969,315      1,909,841      2,059,474
       ING Goldman Sachs Internet Tollkeeper
         Advisor                                     114,304          6,91      107,388         5,119              -          5,119
       ING Hard Assets                             6,305,469     5,525,444      780,025     8,767,576      6,176,025      2,591,551
       ING Hard Assets Advisor                       130,437         7,480      122,957         9,841              -          9,841
       ING Internationa                           41,748,746    41,016,359      732,387    88,470,226     88,235,675        234,551
       ING International Advisor                     255,821         9,522      246,299        25,956              3         25,953
       ING Janus Growth and Income                12,743,212     4,946,182    7,797,030    11,879,305      3,750,330      8,128,975
       ING Janus Growth and Income Advisor           554,089        99,965      454,124        60,374              -         60,374
       ING Janus Special Equity                    3,143,482     1,368,318    1,775,164     2,057,335      1,380,067        677,268
       ING Janus Special Equity Advisor               33,409         3,548       29,861         5,773              -          5,773
       ING Jennison Equity Opportunities           5,824,429     7,522,114   (1,697,685)   10,707,624      7,860,701      2,846,923
       ING Jennison Equity Opportunities Advisor      99,170         3,086       96,084        68,680          3,462         65,218
       ING JPMorgan Fleming Small Cap Equity       4,253,313       979,140    3,274,173     1,450,310        238,479      1,211,831
       ING JPMorgan Fleming Small Cap Equity
         Advisor                                     581,023        35,458      545,565        53,904              3         53,901
       ING Julius Baer Foreign                     3,802,644     2,355,823    1,446,821     2,304,452      1,696,647        607,805
       ING Julius Baer Foreign Advisor               138,342        12,916      125,426        16,921             29         16,892
       ING Limited Maturity Bond                  17,774,730    17,474,829      299,901    19,089,421     10,093,155      8,996,266
       ING Liquid Assets                         211,271,053   217,182,906   (5,911,853)  432,718,159    435,462,419     (2,744,260)
       ING Liquid Assets Advisor                   1,390,395       723,917      666,478       376,779        196,446        180,333
       ING Marisco Growth                         20,247,265    18,673,218    1,574,047    88,418,811    101,385,523    (12,966,712)
       ING Marisco Growth Advisor                    494,656        33,905      460,751         9,416              -          9,416
       ING Mercury Focus Value                     1,535,444       429,097    1,106,347       927,802        217,748        710,054
       ING Mercury Focus Value Advisor                41,946         3,082       38,864         4,735              -          4,735
       ING Mercury Fundamental Growth                969,276       243,736      725,540       412,537         67,974        344,563


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                            Nine months ended                             Year ended
                                                            September 30, 2003                         December 31, 2002
                                                 ---------------------------------------  ------------------------------------------
                                                                                 Net                                       Net
                                                    Units         Units       Increase       Units         Units         Increase
                                                    Issued       Redeemed    (Decrease)      Issued       Redeemed       (Decrease)
                                                 ------------  ------------  -----------  ------------  -------------  -------------

     ING Investors Trust (continued):
       ING Mercury Fundamental Growth Advisor         51,327         4,280       47,047        11,445              7         11,438
       ING MFS Mid-Cap Growth                     21,323,749    19,911,353    1,412,396    37,536,301     39,509,334     (1,973,033)
       ING MFS Mid-Cap Growth Advisor                479,402        49,645      429,757        56,277              2         56,275
       ING MFS Research                           11,459,043    12,210,625     (751,582)   14,355,356     17,693,135     (3,337,779)
       ING MFS Research Advisor                      121,672        15,708      105,964        33,623              -         33,623
       ING MFS Total Return                       17,088,255    11,280,277    5,807,978    17,689,754     11,652,054      6,037,700
       ING MFS Total Return Advisor                1,039,750        58,115      981,635       100,210          5,006         95,204
       ING PIMCO Core Bond                        33,219,184    27,216,378    6,002,806    58,286,404     59,112,337       (825,933)
       ING PIMCO Core Bond Advisor                 1,603,273       427,844    1,175,429        32,995             27         32,968
       ING Salomon Brothers All Cap               16,573,184    11,400,698    5,172,486    14,295,321     10,877,332      3,417,989
       ING Salomon Brothers All Cap Advisor          312,023        13,808      298,215        18,492              -         18,492
       ING Salomon Brothers Investors              4,366,654     3,205,493    1,161,161     5,380,431      2,510,400      2,870,031
       ING Salomon Brothers Investors Advisor         43,801         2,602       41,199        30,514             17         30,497
       ING T. Rowe Price Capital Appreciation     13,543,756     9,307,321    4,236,435    16,893,498      5,743,297     11,150,201
       ING T. Rowe Price Capital Appreciation
         Advisor                                   1,160,833        82,173    1,078,660        92,813          3,431         89,382
       ING T. Rowe Price Equity Income             9,863,485     6,315,606    3,547,879       715,898        157,257        558,641
       ING T. Rowe Price Equity Income Advisor       706,726       101,291      605,435        47,562              -         47,562
       ING UBS U.S. Balanced                       2,065,825     1,374,217      691,608     2,524,223      1,691,382        832,841
       ING UBS U.S. Balanced Advisor                  30,603           518       30,085             -              -              -
       ING Van Kampen Equity Growth                2,356,338       554,180    1,802,158     8,678,192      2,364,577      6,313,615
       ING Van Kampen Equity Growth Advisor          371,341        15,747      355,594        23,763            590         23,173
       ING Van Kampen Global Franchise             4,340,912     1,752,856    2,588,056     2,512,607        851,207      1,661,400
       ING Van Kampen Global Franchise Advisor       961,501        94,581      866,920        78,879          4,514         74,365
       ING Van Kampen Growth and Income            7,394,779     7,406,917      (12,138)    5,686,825     8 ,964,808     (3,277,983)
       ING Van Kampen Growth and Income Advisor    1,583,558       259,259    1,324,299       105,373          4,220        101,153
       ING Van Kampen Real Estate                  5,501,168     4,146,646    1,354,522     6,070,387      3,723,970      2,346,417
       ING Van Kampen Real Estate Advisor            362,541        29,418      333,123        28,719              3         28,716
     ING Partners, Inc.:
       ING Alger Aggressive Growth                    38,736             -       38,736             -              -              -
       ING Alger Growth                               11,033         2,782        8,251         5,956              -          5,956
       ING American Century Small Cap Value           12,875           268       12,607           215              -            215
       ING Baron Small Cap Growth                     51,081         1,238       49,843             -              -              -
       ING JPMorgan Fleming International            413,930       207,386      206,544         1,232              -          1,232
       ING JPMorgan Mid Cap Value                    257,021        21,326      235,695           950             31            919
       ING MFS(R)Capital Opportunities
         (Initial Class)                             119,495        61,831       57,664        39,538          6,696         32,842
       ING MFS(R)Capital Opportunities
         (Service Class)                              25,291             1       25,290       169,917         39,170        130,747
       ING MFS(R) Global Growth                       67,476        17,064       50,412        10,569              -         10,569
       ING MFS Research Equity                        10,051            37       10,014             -              -              -
       ING OpCap Balanced Value                       18,498             2       18,496         9,184            144          9,040


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SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                            Nine months ended                             Year ended
                                                            September 30, 2003                         December 31, 2002
                                                 ---------------------------------------  ------------------------------------------
                                                                                 Net                                       Net
                                                    Units         Units       Increase       Units         Units         Increase
                                                    Issued       Redeemed    (Decrease)      Issued       Redeemed       (Decrease)
                                                 ------------  ------------  -----------  ------------  -------------  -------------

     ING Partners, Inc. (continued):
       ING PIMCO Total Return                        112,374        36,885       75,489        16,208              -         16,208
       ING Salomon Brothers Aggressive Growth        364,395       112,520      251,875             -              -              -
       ING Salomon Brothers Fundamental Value         50,700         5,531       45,169        57,930          2,748         55,182
       ING Salomon Brothers Investors Value           34,292         1,408       32,884           487              -            487
       ING T. Rowe Price Growth Equity               188,933        15,559      173,374        19,085              -         19,085
       ING UBS Tactical Asset Allocation               5,414           254        5,160           297              -            297
       ING Van Kampen Comstock                     2,904,637       593,257    2,311,380       218,552          8,852        209,700
     ING Variable Insurance Trust:
       ING VIT Worldwide Growth                    4,167,455     2,431,336    1,736,119     4,884,109      2,447,811      2,436,298
     ING Variable Portfolios, Inc.:
       ING VP Balanced                                65,235           305       64,930             -              -              -
       ING VP Bond                                11,942,637    10,052,957    1,889,680     7,230,384      2,562,132      4,668,252
       ING VP Growth                                  37,851        11,575       26,276         6,679            110          6,569
       ING VP Index Plus LargeCap                  5,656,893     1,905,775    3,751,118       989,798        442,688        547,110
       ING VP Index Plus MidCap                    1,301,242       825,224      476,018     1,075,901        467,221        608,680
       ING VP Index Plus SmallCap                    880,415       534,682      345,733     1,032,462        634,554        397,908
       ING VP International Equity                     8,974         2,092        6,882             -              -              -
       ING VP Small Company                           56,080         7,136       48,944        27,484          6,772         20,712
       ING VP Value Opportunity                      101,133        25,631       75,502       162,657         30,086        132,571
     ING Variable Products Trust:
       ING VP Convertible                            224,406        36,239      188,167       111,643         22,720         88,923
       ING VP Growth and Income                      141,563        15,347      126,216             -              -              -
       ING VP Growth Opportunities                 2,177,757       822,369    1,355,388     1,984,390        760,395      1,223,995
       ING VP International Value                     36,671         4,460       32,211         5,020             82          4,938
       ING VP Large Company Value                    135,837        66,958       68,879       151,517         46,425        105,092
       ING VP LargeCap Growth                        190,860        95,542       95,318       281,373        173,739        107,634
       ING VP MagnaCap                             1,197,768       511,020      686,748     1,873,780        706,779      1,167,001
       ING VP MidCap Opportunities                    26,710             1       26,709         1,700              -          1,700
       ING VP SmallCap Opportunities               7,991,532     2,720,960    5,270,572     6,167,933      1,352,225      4,815,708
     INVESCO Variable Investment Funds, Inc.:
       INVESCO VIF - Financial Services            8,119,580     5,835,338    2,284,242     8,952,534      6,278,761      2,673,773
       INVESCO VIF - Health Sciences              12,527,705     8,863,401    3,664,304     1,553,067      8,591,990      2,961,077
       INVESCO VIF - Leisure                       2,155,253       507,216    1,648,037     1,002,159        278,062        724,097
       INVESCO VIF - Utilities                     3,084,826     1,308,328    1,776,498     1,413,473        305,358      1,108,115
     Janus Aspen Series:
       Janus Aspen Series Balanced                   404,760        23,578      381,182        57,501          3,830         53,671
       Janus Aspen Series Flexible Income            146,159        18,942      127,217        25,934            170         25,764
       Janus Aspen Series Growth                      86,059        14,952       71,107        26,711             20         26,691
       Janus Aspen Series Worldwide Growth         3,016,609     2,674,504      342,105    13,323,220     12,946,666        376,554


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                            Nine months ended                             Year ended
                                                            September 30, 2003                         December 31, 2002
                                                 ---------------------------------------  ------------------------------------------
                                                                                 Net                                       Net
                                                    Units         Units       Increase       Units         Units         Increase
                                                    Issued       Redeemed    (Decrease)      Issued       Redeemed       (Decrease)
                                                 ------------  ------------  -----------  ------------  -------------  -------------

     Liberty Variable Insurance Trust:
       Colonial Small Cap Value                    1,123,294       219,498      903,796             -              -              -
     Liberty Variable Series:
       Liberty Asset Allocation                       58,336         7,914       50,422             -              -              -
       Liberty Equity                                 17,879        11,051        6,828         2,539         15,793        (13,254)
       Liberty Federal Securities                     12,472         3,823        8,649             -              -              -
       Liberty Small Company Growth                    6,299         1,259        5,040             -              -              -
     Oppenheimer Variable Accounts Fund:
       Oppenheimer Global Securities                 169,683         8,058      161,625        29,681          2,882         26,799
       Oppenheimer Strategic Bond                     25,509         7,220       18,289         5,028          3,500          1,528
     PIMCO Variable Insurance Trust:
       PIMCO High Yield                           54,787,311    38,227,882   16,559,429    27,197,895     19,409,516      7,788,379
       PIMCO StocksPLUS Growth and Income          7,941,473    11,305,593   (3,364,120)   13,357,877     14,285,763       (927,886)
     Pioneer Variable Contracts Trust:
       Pioneer Equity-Income VCT                      85,819        12,931       72,888        21,635             61         21,574
       Pioneer Fund VCT                            5,004,209     1,897,149    3,107,060     3,769,608      1,315,200      2,454,408
       Pioneer Mid-Cap Value VCT                   7,909,855     2,407,785    5,502,070     7,875,737      2,670,048      5,205,689
       Pioneer Small Company VCT                     238,833       127,674      111,159       431,876         92,472        339,404
     ProFunds VP:
       ProFund VP Bull                            30,823,336    29,119,522    1,703,814    18,816,487     16,427,269      2,389,218
       ProFund VP Europe 30                       19,807,740    20,386,733     (578,993)   50,746,741     48,922,218      1,824,523
       ProFund VP Rising Rates Opportunity         1,449,534        43,894    1,405,640             -              -              -
       ProFund VP Small Cap                       34,001,609    29,552,982    4,448,627    44,254,935     41,001,972      3,252,963
     Prudential Series Fund, Inc.:
       Prudential Jennison                         5,686,844     3,955,174    1,731,670    45,072,785     43,503,839      1,568,946
       SP Jennison International Growth           14,478,997     9,582,201    4,896,796    10,464,472      8,810,383      1,654,089
     Putnam Variable Trust:
       Putnam VT Discovery Growth                    166,811        54,201      112,610       227,745         22,636        205,109
       Putnam VT Growth and Income                   184,654        73,770      110,884       199,811         27,845        171,966
       Putnam VT International Growth and Income     158,418       164,113       (5,695)      355,859         48,525        307,334
     Travelers Series Fund Inc.:
       Smith Barney High Income                          421         6,277       (5,856)           35          3,035         (3,000)
       Smith Barney International All Cap Growth         996         3,566       (2,570)           80          2,233         (2,153)
       Smith Barney Large Cap Value                    1,738         4,514       (2,776)          114          3,173         (3,059)
       Smith Barney Money Market                      17,181        21,728       (4,547)           16          6,191         (6,175)
     UBS Series Trust:
       UBS Tactical Allocation                       236,929        49,778      187,151       165,483         32,046        133,437


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------

7.   Unit Summary

     Accumulation unit value information for units outstanding, by Contract type, as of September 30, 2003 follows:



     Division/Contract                                        Units           Unit Value         Extended Value
     --------------------------------------------        ---------------     ---------------     ----------------

     AIM V.I. Capital Appreciation
     Contracts in accumulation period:
       Band 35                                                6,102.149      $         8.51      $        51,929
       Band 37                                                  700.056                8.46                5,922
                                                         ---------------                         ----------------
                                                              6,802.204                          $        57,851
                                                         ===============                         ================

     AIM V.I. Core Equity
     Contracts in accumulation period:
       Band 35                                               15,740.942      $         9.21      $       144,974
       Band 38                                                  998.303               10.29               10,273
                                                         ---------------                         ----------------
                                                             16,739.245                          $       155,247
                                                         ===============                         ================

     AIM V.I. Dent Demographic Trends
     Contracts in accumulation period:
       Band 2                                                12,821.853      $         9.05      $       116,038
       Band 4                                                 9,129.347                9.00               82,164
       Band 5                                                61,692.609                8.99              554,617
       Band 6                                               637,232.767                8.98            5,722,350
       Band 7                                               757,636.474                8.97            6,795,999
       Band 8                                               143,773.718                8.95            1,286,775
       Band 9                                                69,729.198                8.94              623,379
       Band 10                                              263,962.936                8.93            2,357,189
       Band 11                                              364,987.246                8.92            3,255,686
       Band 12                                              243,906.023                8.91            2,173,203
       Band 13                                              466,188.255                8.91            4,153,737
       Band 14                                              698,421.013                8.89            6,208,963
       Band 15                                               12,685.057                8.88              112,643
       Band 16                                               31,047.946                8.86              275,085
       Band 17                                              111,616.786                8.85              987,809
       Band 18                                               13,360.880                8.84              118,110
       Band 19                                              122,074.208                8.83            1,077,915
       Band 20                                              353,281.615                8.90            3,144,206
       Band 21                                               50,355.771                8.87              446,656
       Band 25                                                2,766.322                9.07               25,091


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     AIM V.I. Dent Demographic Trends (continued)
       Band 26                                               10,984.436      $         9.06      $        99,519
       Band 27                                                1,735.600                9.00               15,620
       Band 28                                                1,088.148                8.98                9,772
       Band 29                                               37,031.494                8.97              332,173
       Band 30                                                9,835.826                8.91               87,637
       Band 31                                               13,683.653                8.89              121,648
       Band 32                                               19,831.356                8.84              175,309
       Band 33                                                8,089.835                8.80               71,191
       Band 34                                                3,386.922                8.77               29,703
                                                         ---------------                         ----------------
                                                          4,532,337.294                          $    40,460,187
                                                         ===============                         ================

     AIM V.I. Growth
     Contracts in accumulation period:
       Band 9                                                 2,076.148      $         8.16      $        16,941
       Band 13                                                7,597.165                8.13               61,765
       Band 15                                                1,769.330                8.10               14,332
       Band 26                                               37,521.850                8.26              309,930
       Band 27                                               11,594.494                8.22               95,307
       Band 28                                                5,829.104                8.19               47,740
       Band 29                                               72,509.718                8.18              593,129
       Band 30                                               26,065.141                8.13              211,910
       Band 31                                               32,855.173                8.11              266,455
       Band 32                                               11,986.114                8.06               96,608
       Band 33                                                4,393.549                8.03               35,280
       Band 34                                                1,198.332                8.01                9,599
                                                         ---------------                         ----------------
                                                            215,396.119                          $     1,758,996
                                                         ===============                         ================

     AIM V.I. Premier Equity
     Contracts in accumulation period:
       Band 35                                                7,417.406      $         7.69      $        57,040
       Band 36                                                5,600.805                7.66               42,902
       Band 39                                                3,053.811               10.28               31,393
                                                         ---------------                         ----------------
                                                             16,072.022                          $       131,335
                                                         ===============                         ================

     AllianceBernstein Growth and Income
     Contracts in accumulation period:
       Band 9                                                23,424.573      $         8.58      $       200,983
       Band 13                                               15,525.412                8.54              132,587
       Band 15                                               25,534.878                8.51              217,302
       Band 26                                              168,873.724                8.70            1,469,201


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     AllianceBernstein Growth and Income (continued)
       Band 27                                              112,754.237     $          8.65      $       975,324
       Band 28                                               49,639.153                8.62              427,889
       Band 29                                              236,796.875                8.61            2,038,821
       Band 30                                              155,044.888                8.55            1,325,634
       Band 31                                               84,571.900                8.52              720,553
       Band 32                                               24,651.815                8.47              208,801
       Band 33                                               13,211.558                8.43              111,373
       Band 34                                               17,018.120                8.40              142,952
                                                         ---------------                         ----------------
                                                            927,047.133                          $     7,971,420
                                                         ===============                         ================

     AllianceBernstein Premier Growth
     Contracts in accumulation period:
       Band 9                                                12,132.740      $         7.31      $        88,690
       Band 13                                               10,224.481                7.28               74,434
       Band 15                                                  244.623                7.25                1,774
       Band 26                                               61,734.876                7.42              458,073
       Band 27                                               98,603.963                7.37              726,711
       Band 28                                               10,929.929                7.34               80,226
       Band 29                                               60,929.192                7.34              447,220
       Band 30                                               93,887.437                7.29              684,439
       Band 31                                               53,613.299                7.26              389,233
       Band 32                                               15,640.280                7.21              112,766
       Band 33                                               20,573.304                7.18              147,716
       Band 34                                                4,144.160                7.16               29,672
                                                         ---------------                         ----------------
                                                            442,658.160                          $     3,240,954
                                                         ===============                         ================

     AllianceBernstein Value
     Contracts in accumulation period:
       Band 9                                                15,916.139      $         9.62      $       153,113
       Band 13                                                7,796.245                9.58               74,688
       Band 15                                               22,378.410                9.54              213,490
       Band 26                                               67,410.475                9.76              657,926
       Band 27                                               57,629.559                9.69              558,430
       Band 28                                               11,988.835                9.66              115,812
       Band 29                                              141,557.396                9.65            1,366,029
       Band 30                                              129,051.279                9.59            1,237,602
       Band 31                                               48,848.072                9.55              466,499
       Band 32                                               18,199.931                9.49              172,717
       Band 33                                                8,958.694                9.45               84,660
       Band 34                                               10,169.346                9.42               95,795
                                                         ---------------                         ----------------
                                                            539,904.381                          $     5,196,761
                                                         ===============                         ================


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     Fidelity(R) VIP Contrafund(R)
     Contracts in accumulation period:
       Band 9                                                27,919.756     $          9.81      $       273,873
       Band 13                                               31,678.560                9.76              309,183
       Band 15                                               59,016.091                9.73              574,227
       Band 26                                              232,237.627                9.95            2,310,764
       Band 27                                              133,082.773                9.88            1,314,858
       Band 28                                               19,752.555                9.85              194,563
       Band 29                                              261,900.923                9.84            2,577,105
       Band 30                                              161,297.852                9.77            1,575,880
       Band 31                                               52,489.684                9.74              511,250
       Band 32                                               32,168.148                9.68              311,388
       Band 33                                               38,377.536                9.63              369,576
       Band 34                                               17,640.133                9.60              169,345
       Band 35                                              219,389.799                9.99            2,191,704
       Band 36                                               39,634.226                9.95              394,361
       Band 37                                                8,347.475                9.92               82,807
       Band 38                                                9,287.663               10.45               97,056
       Band 39                                                4,131.980               10.45               43,179
       Band 40                                                  712.954               10.45                7,450
                                                         ---------------                         ----------------
                                                          1,349,065.735                          $    13,308,589
                                                         ===============                         ================

     Fidelity(R) VIP Equity-Income
     Contracts in accumulation period:
       Band 2                                                15,332.779      $         8.89      $       136,308
       Band 3                                                 1,016.004                8.82                8,961
       Band 4                                                22,842.695                8.84              201,929
       Band 5                                               105,759.306                8.83              933,855
       Band 6                                             1,402,433.397                8.81           12,355,438
       Band 7                                             1,431,354.269                8.80           12,595,918
       Band 8                                               329,246.637                8.78            2,890,785
       Band 9                                               124,006.863                8.77            1,087,540
       Band 10                                              685,135.121                8.76            6,001,784
       Band 11                                              686,393.984                8.75            6,005,947
       Band 12                                              542,313.328                8.74            4,739,818
       Band 13                                              818,202.511                8.73            7,142,908
       Band 14                                            1,123,584.011                8.71            9,786,417
       Band 15                                               30,572.327                8.70              265,979
       Band 16                                               37,296.160                8.68              323,731
       Band 17                                              260,663.579                8.67            2,259,953


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     Fidelity(R) VIP Contrafund(R) (continued)
       Band 18                                               92,074.263     $          8.66      $       797,363
       Band 19                                               53,475.143                8.64              462,025
       Band 20                                              753,417.346                8.72            6,569,799
       Band 21                                              114,109.834                8.69              991,614
       Band 25                                               11,881.644                8.91              105,865
       Band 26                                              234,001.903                8.90            2,082,617
       Band 27                                              111,622.496                8.84              986,743
       Band 28                                               26,651.474                8.81              234,799
       Band 29                                              265,389.402                8.80            2,335,427
       Band 30                                              225,491.763                8.74            1,970,798
       Band 31                                               45,040.486                8.71              392,303
       Band 32                                               28,153.267                8.66              243,807
       Band 33                                               26,435.916                8.62              227,878
       Band 34                                               25,472.731                8.59              218,811
       Band 35                                              323,421.956                8.94            2,891,392
       Band 36                                                6,940.411                8.90               61,770
       Band 37                                                3,417.557                8.87               30,314
       Band 38                                                3 123.435               10.28               32,109
                                                         ---------------                         ----------------
                                                          9,966,273.998                          $    13,308,589
                                                         ===============                         ================

     Fidelity(R) VIP Growth
     Contracts in accumulation period:
       Band 1                                                   562.275      $         7.62      $         4,285
       Band 2                                                12,746.083                7.59               96,743
       Band 4                                                29,174.656                7.55              220,269
       Band 5                                                83,208.315                7.54              627,391
       Band 6                                             2,376,552.941                7.52           17,871,678
       Band 7                                             2,463,463.537                7.51           18,500,611
       Band 8                                               524,690.519                7.50            3,935,179
       Band 9                                               137,053.275                7.49            1,026,529
       Band 10                                            1,019,054.515                7.48            7,622,528
       Band 11                                            1,307,855.266                7.47            9,769,679
       Band 12                                              720,383.865                7.46            5,374,064
       Band 13                                            1,775,877.276                7.46           13,248,044
       Band 14                                            2,291,682.792                7.44           17,050,120
       Band 15                                               45,600.980                7.43              338,815
       Band 16                                               48,815.497                7.41              361,723


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     Fidelity(R) VIP Growth (continued)
       Band 17                                              569,433.983     $          7.40      $     4,213,811
       Band 18                                              203,382.099                7.40            1,505,028
       Band 19                                              132,715.176                7.38              979,438
       Band 20                                            1,392,639.517                7.45           10,375,164
       Band 21                                              230,763.237                7.42            1,712,263
       Band 25                                               22,974.111                7.61              174,833
       Band 26                                              224,180.662                7.60            1,703,773
       Band 27                                               55,521.445                7.55              419,187
       Band 28                                               25,572.253                7.52              192,303
       Band 29                                              254,017.340                7.51            1,907,670
       Band 30                                              102,793.965                7.46              766,843
       Band 31                                               80,331.200                7.44              597,664
       Band 32                                               45,551.383                7.39              336,625
       Band 33                                               33,391.232                7.36              245,759
       Band 34                                               11,607.488                7.33               85,083
       Band 35                                              235,765.427                7.63            1,798,890
       Band 36                                                4,539.134                7.60               34,497
       Band 37                                                2,908.747                7.57               22,019
       Band 38                                               11,543.862               10.51              121,326
       Band 39                                                  801.576               10.51                8,425
                                                         ---------------                         ----------------
                                                         16,477,155.629                          $   123,248,259
                                                         ===============                         ================

     Fidelity(R) VIP Overseas
     Contracts in accumulation period:
       Band 35                                                2,036.998      $         9.65      $        19,657
       Band 38                                                1,164.656               10.87               12,660
                                                         ---------------                         ----------------
                                                              3,201.654                          $        32,317

     Franklin Small Cap Value Securities
     Contracts in accumulation period:
       Band 35                                               10,983.325      $        10.04      $       110,273
       Band 36                                                8,955.071               10.00               89,551
                                                         ---------------                         ----------------
                                                             19,938.396                          $       199,824
                                                         ===============                         ================

     Greenwich Appreciation
     Contracts in accumulation period:
       Band 22                                                  405.442      $        15.64      $         6,341
       Band 23                                               38,726.652               15.46              598,714
                                                         ---------------                         ----------------
                                                              3,201.654                          $       605,714
                                                         ===============                         ================


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING GET Fund - Series N
       Band 26                                              346,817.187     $         10.32      $     3,579,153
       Band 27                                              211,610.182               10.25            2,169,004
       Band 28                                              115,171.648               10.21            1,175,903
       Band 29                                              843,315.441               10.20            8,601,817
       Band 30                                              583,646.407               10.13            5,912,338
       Band 31                                              415,046.749               10.10            4,191,972
                                                         ---------------                         ----------------
                                                          2,515,607.614                          $    25,630,187
                                                         ===============                         ================

     ING GET Fund - Series P
     Contracts in accumulation period:
       Band 9                                                67,022.085      $        10.07      $       674,912
       Band 13                                               10,498.431               10.03              105,299
       Band 15                                                3,680.066               10.00               36,801
       Band 26                                            1,444,443.916               10.20           14,733,328
       Band 27                                              895,041.605               10.14            9,075,722
       Band 28                                              364,222.913               10.11            3,682,294
       Band 29                                            3,976,456.795               10.10           40,162,214
       Band 30                                            3,097,338.583               10.04           31,097,279
       Band 31                                            1,806,809.528               10.00           18,068,095
       Band 32                                              108,331.070                9.95            1,077,894
       Band 33                                               35,615.268                9.91              352,947
       Band 34                                               25,975.879                9.88              256,642
                                                         ---------------                         ----------------
                                                         11,835,436.139                          $   119,323,427
                                                         ===============                         ================

     ING GET Fund - Series Q
     Contracts in accumulation period:
       Band 9                                               530,422.691      $        10.26      $     5,442,137
       Band 13                                              278,911.586               10.22            2,850,476
       Band 15                                               77,265.652               10.19              787,337
       Band 26                                            1,672,501.554               10.38           17,360,566
       Band 27                                            1,237,108.807               10.32           12,766,963
       Band 28                                              370,590.740               10.29            3,813,379
       Band 29                                            3,639,529.894               10.28           37,414,367
       Band 30                                            2,949,071.734               10.23           30,169,004
       Band 31                                            1,481,283.660               10.20           15,109,093


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING GET Fund - Series Q (continued)
       Band 32                                              845,265,421     $        10.14       $    8,570,991
       Band 33                                              176,553.467              10.11            1,784,956
       Band 34                                              233,700.471              10.08            2,355,701
       Band 35                                                2,495.394              10.42               26,002
                                                         ---------------                         ----------------
                                                         13,494,701.071                          $     8,570,991
                                                         ===============                         ================

     ING GET Fund - Series R
     Cntracts in accumulation period:
       Band 9                                               932,004.415      $        10.33      $     9,627,606
       Band 13                                              186,494.771               10.30            1,920,896
       Band 15                                               91,729.410               10.28              924,978
       Band 26                                            1,716,717.064               10.44           17,922,526
       Band 27                                              857,508.447               10.39            8,909,513
       Band 28                                              465,630.500               10.37            4,828,588
       Band 29                                            3,354,330.139               10.36           34,750,860
       Band 30                                            2,749,571.924               10.31           28,348,087
       Band 31                                            1,480,789.216               10.28           15,222,513
       Band 32                                              879,300.382               10.24            9,004,036
       Band 33                                              404,475.846               10.21            4,129.698
       Band 34                                              478,213.613               10.18            4,868,215
       Band 35                                               19,649.602               10.47              205,731
       Band 36                                                4,164.678               10.44               43,479
                                                         ---------------                         ----------------
                                                         13,620,580.007                          $   140,724,726
                                                         ===============                         ================

     ING GET Fund - Series S
     Cntracts in accumulation period:
       Band 9                                               924,696.578      $        10.28      $     9,505,881
       Band 13                                              518,239.687               10.25            5,311,957
       Band 15                                              232,492.941               10.23            2,378,403
       Band 26                                            2,164,754.001               10.36           22,426,851
       Band 27                                              824,717.764               10.32            8,511,087
       Band 28                                              419,187.800               10.30            4,317,634
       Band 29                                            4,475,735.876               10.29           46,055,322
       Band 30                                            2,849,093.019               10.25           29,203,203
       Band 31                                            1,717,590.990               10.23           17,570,956
       Band 32                                            1,447,558.482               10.20           14,765,097


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING GET Fund - Series S (continued)
       Band 33                                              942,172.449     $         10.17      $     9,581.894
       Band 34                                              312,862.610               10.15            3,175,555
       Band 35                                               29,897.431               10.39              310,634
       Band 36                                                4,790.846               10.36               49,633
                                                         ---------------                         ----------------
                                                         13,620,580.007                          $   173,164,107
                                                         ===============                         ================

     ING GET Fund - Series T
     Cntracts in accumulation period:
       Band 6                                                40,092.161      $        10.30      $       412,949
       Band 9                                             1,212,216.368               10.28           12,461,584
       Band 10                                               19,504.483               10.27              200,311
       Band 12                                              128,545.369               10.26            1,318,875
       Band 13                                              437,139.795               10.26            4,485,054
       Band 15                                              292,926.997               10.24            2,999,572
       Band 20                                               77,895.993               10.25              798,434
       Band 26                                            1,588,532.303               10.35           16,441,309
       Band 27                                              797,806.972               10.32            8,233,368
       Band 28                                              301,974.858               10.30            3,110,341
       Band 29                                            4,193,109.843               10.29           43,147,100
       Band 30                                            2,407,533.454               10.26           24,701,293
       Band 31                                            1,837,992.557               10.24           18,821,044
       Band 32                                            1,637,138.643               10.21           16,715,186
       Band 33                                              964,516.892               10.19            9,828,427
       Band 34                                              537,286.742               10.18            5,469,579
       Band 35                                               98,092.390               10.37            1,017,218
       Band 36                                                1,394.438               10.35               14,432
                                                         ---------------                         ----------------
                                                         13,573,700.258                          $   170,176,076
                                                         ===============                         ================

     ING GET Fund - Series U
     Contracts in accumulation period:
       Band 6                                               271,431.296      $        10.31      $     2,798,457
       Band 9                                             2,182,646.329               10.30           22,481,257
       Band 10                                                6,375.860               10.29               65,608
       Band 12                                               48,054.519               10.28              494,000
       Band 13                                              489,895.583               10.28            5,036,127
       Band 15                                              411,413.697               10.27            4,225,219
       Band 20                                              205,609.379               10.28            2,113,664


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING GET Fund - Series U (continued)
       Band 26                                            1,683,861.607     $        10.35       $    17,427,968
       Band 27                                              618,302.323              10.33             6,387,063
       Band 28                                              562,644.052              10.31             5,800,860
       Band 29                                            3,886,584.650              10.31            40,070,688
       Band 30                                            1,982,796.441              10.28            20,383,147
       Band 31                                            1,358,902.658              10.27            13,955,930
       Band 32                                            1,596,799.090              10.25            16,367,191
       Band 33                                              996,661.512              10.23            10,195,847
       Band 34                                              743,193.342              10.22             7,595,436
       Band 35                                              303,940.895              10.37             3,151,867
       Band 36                                                6,041.413              10.35                62,529
                                                         ---------------                         ----------------
                                                         17,355,154.646                          $   178,612,858
                                                         ===============                         ================

     ING GET Fund - Series V
     Contracts in accumulation period:
       Band 6                                               377,244.314     $         9.67       $     3,647,953
       Band 7                                                10,497.617               9.67               101,512
       Band 9                                             3,428,970.733               9.66            33,123,857
       Band 10                                               57,039.003               9.66               550,997
       Band 12                                               78,393.283               9.65               756,495
       Band 13                                              703,332.197               9.65             6,787,156
       Band 14                                               15,362.651               9.64               148,096
       Band 15                                              981,424.412               9.64             9,460,931
       Band 17                                              109,012.095               9.63             1,049,786
       Band 19                                                7,048.612               9.62                67,808
       Band 20                                              102,611.756               9.65               990,203
       Band 26                                            4,074,560.819               9.69            39,482,494
       Band 27                                            1,110,623.526               9.68            10,750,836
       Band 28                                              704,233.623               9.67             6,809,939
       Band 29                                            9,900,191.789               9.67            95,734,855
       Band 30                                            5,082,333.144               9.65            49,044,515
       Band 31                                            3,016,197.737               9.64            29,076,146
       Band 32                                            3,471,177.374               9.63            33,427,438
       Band 33                                            1,464,434.784               9.62            14,087,863
       Band 34                                            1,960,483.000               9.61            18,840,242
       Band 35                                              637,242.621               9.70             6,181,253
       Band 36                                               19,701.868               9.69               190,911
       Band 37                                               19,420.185               9.69               188,182
                                                         ---------------                         ----------------
                                                         37,331,537.143                          $   360,499,468
                                                         ===============                         ================


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING GET U.S. Core Portfolio - Series 1
     Contracts in accumulation period:
       Band 6                                               163,804.383     $        10.00       $     1,638,044
       Band 7                                                24,798.867              10.00               247,989
       Band 9                                             2,217,292.351              10.00            22,172,924
       Band 10                                               56,856.117              10.00               568,561
       Band 12                                               34,784.826               9.99               347,500
       Band 13                                              640,734.600               9.99             6,400,939
       Band 14                                               22,846.028               9.99               228,232
       Band 15                                              573,376.356               9.99             5,728,030
       Band 17                                               17,031.101               9.98               169,970
       Band 20                                              104,149.236               9.99             1,040,451
       Band 26                                            2,144,780.385              10.02            21,490,699
       Band 27                                              725,261.978              10.01             7,259,872
       Band 28                                              248,015.600              10.00             2,480,156
       Band 29                                            7,055,188.995              10.00            70,551,890
       Band 30                                            2,671,357.671               9.99            26,686,863
       Band 31                                            2,438,858.879               9.99            24,364,200
       Band 32                                            2,505,847.339               9.98            25,008,356
       Band 33                                              798,852.736               9.97             7,964,562
       Band 34                                              815,458.858               9.97             8,130,125
       Band 35                                              465,345.307              10.02             4,662,760
       Band 36                                               31,548.698              10.02               316,118
       Band 38                                                5,140.212              10.03                51,556
       Band 39                                               13,753.981              10.02               137,815
                                                         ---------------                         ----------------
                                                         23,775,089,504                          $   237,647,612
                                                         ===============                         ================

     ING GET U.S. Core Portfolio -
       Series 2 (Guaranteed)
     Contracts in accumulation period:
       Band 9                                                10,378.187     $         9.99       $       103,678
       Band 26                                               19,311.921              10.00               193,119
       Band 27                                                2,086.634              10.00                20,866
       Band 28                                                4,059.487               9.99                40,554
       Band 29                                               61,533.123               9.99               614,716
       Band 30                                               48,432.670               9.99               483,842
       Band 31                                                1,867.466               9.99                18,656
       Band 32                                                7,887.951               9.99                78,801
       Band 33                                               33,248.408               9.99               332,152
       Band 35                                               30,425.624              10.00               304,256
                                                         ---------------                         ----------------
                                                            219,231.471                          $   237,647,612
                                                         ===============                         ================


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING AIM Mid-Cap Growth
     Currently payable annuity contracts:
       Band 2                                                13,059.308     $        12.80       $      167,159
     Contracts in accumulation period:
       Band 1                                                 9,840.382              13.01              128,023
       Band 2                                               119,877.596              12.80            1,534,433
       Band 3                                                 6,084.709              12.44               75,694
       Band 4                                               227,055.443              12.56            2,851,816
       Band 5                                               143,503.211              12.49            1,792,355
       Band 6                                             2,885,504.413              12.41           35,809,110
       Band 7                                             2,051,506.253              12.34           25,315,587
       Band 8                                             1,829,439.986              12.26           22,428,934
       Band 9                                               692,121.024              12.19            8,436,955
       Band 10                                              409,298.277              12.14            4,968,881
       Band 11                                            2,487,789.909              12.10           30,102,258
       Band 12                                              498,769.911              12.05            6,010,177
       Band 13                                            1,308,912.019              12.00           15,706,944
       Band 14                                            1,612,128.921              11.90           19,184,334
       Band 15                                                1,248.872              11.85               14,799
       Band 16                                               28,478.999              11.76              334,913
       Band 17                                              137,484.505              11.71            1,609,944
       Band 18                                               47,950.035              11.66              559,097
       Band 19                                               46,314.455              11.56              535,395
       Band 20                                              309,293.839              11.95            3,696,061
       Band 21                                               67,927.877              11.80              801,549
       Band 25                                               23,073.363              12.90              297,646
                                                         ---------------                         ---------------
                                                         14,956,663.307                          $  182,362,064
                                                         ===============                         ===============

     ING AIM Mid-Cap Growth Advisor
     Contracts in accumulation period:
       Band 6                                                24,871.698     $        12.06       $      299,953
       Band 10                                               18,295.428              12.03              220,094
       Band 12                                               13,566.462              12.02              163,069
       Band 20                                               89,411.022              12.00            1,072,932
                                                         ---------------                         ---------------
                                                            146,144.610                          $    1,756,048
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Alliance Mid-Cap Growth Advisor
     Contracts in accumulation period:
       Band 6                                                49,248.174     $        14.80       $      728,873
       Band 10                                                9,370.681              14.76              138,311
       Band 12                                               21,392.147              14.74              315,320
       Band 20                                               85,681.019              14.72            1,261,225
                                                         ---------------                         ---------------
                                                            165,692.021                          $    2,443,729
                                                         ===============                         ===============

     ING Alliance Mid-Cap Growth
     Contracts in accumulation period:
       Band 1                                                 1,223.307     $        14.95       $       18,288
       Band 2                                               139,563.639              14.73            2,055,772
       Band 3                                                 6,979.559              14.34              100,087
       Band 4                                               309,696.109              14.46            4,478,206
       Band 5                                               199,293.211              14.40            2,869,822
       Band 6                                             5,356,643.058              14.29           76,546,429
       Band 7                                             2,585,435.297              14.24           36,816,599
       Band 8                                             4,257,509.044              14.13           60,158,603
       Band 9                                               689,087.697              14.08            9,702,355
       Band 10                                              686,844.209              14.02            9,629,556
       Band 11                                            6,005,659.326              13.97           83,899,061
       Band 12                                              828,673.617              13.92           11,535,137
       Band 13                                            2,141,749.767              13.86           29,684,652
       Band 14                                            2,529,646.114              13.76           34,807,931
       Band 16                                               61,159.360              13.60              831,767
       Band 17                                              338,225.650              13.55            4,582,958
       Band 18                                               73,822.965              13.50              996,610
       Band 19                                              150,284.285              13.39            2,012,307
       Band 20                                              506,582.256              13.81            6,995,901
       Band 21                                              118,109.330              13.65            1,612,192
       Band 25                                               70,254.019              14.84            1,042,570
                                                         ---------------                         ---------------
                                                         27,056,441.819                          $  380,376,803
                                                         ===============                         ===============

     ING American Funds Growth
     Contracts in accumulation period:
       Band 4                                                   511.656     $         9.64       $        4,932
       Band 5                                                11,647.877               9.64              112,286
       Band 6                                               250,858.014               9.64            2,418,271
       Band 7                                               278,012.499               9.64            2,680,040


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING American Funds Growth (continued)
       Band 8                                                61,693.424     $         9.63       $      594,108
       Band 9                                                12,847.368               9.63              123,720
       Band 10                                              190,686.663               9.63            1,836,313
       Band 11                                               63,784.642               9.63              614,246
       Band 12                                              108,577.059               9.63            1,045,597
       Band 13                                               74,114.066               9.63              713,718
       Band 14                                              152,892.286               9.63            1,472,353
       Band 15                                                1,582.926               9.63               15,244
       Band 16                                                8,744.378               9.63               84,208
       Band 17                                               92,829.742               9.63              893,950
       Band 18                                                  198.232               9.63                1,909
       Band 19                                               30,573.233               9.63              294,420
       Band 20                                               90,214.302               9.63              868,764
       Band 21                                               12,802.293               9.63              123,286
       Band 26                                                4,124.782               9.64               39,763
       Band 27                                                6,285.703               9.64               60,594
       Band 28                                                  126.187               9.64                1,216
       Band 29                                               31,565.881               9.64              304,295
       Band 30                                               29,439.564               9.63              283,503
       Band 31                                               11,775.086               9.63              113,394
       Band 32                                               18,286.814               9.63              176,102
       Band 33                                                4,278.883               9.63               41,206
       Band 34                                               22,013.665               9.63              211,992
                                                         ---------------                         ----------------
                                                          1,570,467.225                          $   15,129,430
                                                         ===============                         ================

     ING American Funds Growth-Income
     Contracts in accumulation period:
       Band 4                                                16,173.582     $         9.84       $      159,148
       Band 5                                                 4,136.087               9.84               40,699
       Band 6                                               153,489.357               9.84            1,510,335
       Band 7                                               175,771.494               9.84            1,729,592
       Band 8                                                79,747.599               9.84              784,716
       Band 9                                                12,528.422               9.84              123,280
       Band 10                                               73,652.180               9.83              724,001
       Band 11                                               55,906.571               9.83              549,562
       Band 12                                               99,928.531               9.83              982,297


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING American Funds Growth-Income (continued)
       Band 13                                               91,700.925     $         9.83       $      901,420
       Band 14                                              184,990.290               9.83            1,818,455
       Band 16                                               19,884.558               9.83              195,465
       Band 17                                               57,716.840               9.83              567,357
       Band 18                                                1,519.920               9.83               14,941
       Band 19                                               34,140.436               9.83              335,600
       Band 20                                               64,013.463               9.83              629,252
       Band 21                                               41,676.316               9.83              409,678
       Band 26                                               11,273.354               9.84              110,930
       Band 27                                                5,674.513               9.84               55,837
       Band 28                                                  125.205               9.84                1,232
       Band 29                                               26,108.908               9.84              256,912
       Band 30                                               27,168.479               9.83              267,066
       Band 31                                                8,885.724               9.83               87,347
       Band 32                                               18,060.392               9.83              177,534
       Band 33                                                4,569.135               9.83               44,915
       Band 34                                                5,929.271               9.83               58,285
                                                         ---------------                         ---------------
                                                          1,274,771.552                          $   12,535,856
                                                         ===============                         ===============

     ING American Funds International
     Contracts in accumulation period:
       Band 4                                                    80.313     $        10.19       $          818
       Band 5                                                 3,122.207              10.19               31,815
       Band 6                                                59,180.136              10.19              603,046
       Band 7                                                72,869.190              10.19              742,537
       Band 8                                                41,709.892              10.18              424,607
       Band 9                                                 6,167.805              10.18               62,788
       Band 10                                               43,384.047              10.18              441,650
       Band 11                                               21,598.738              10.18              219,875
       Band 12                                               22,806.975              10.18              232,175
       Band 13                                               33,041.817              10.18              336,366
       Band 14                                               39,070.032              10.18              397,733
       Band 16                                                6,260.596              10.18               63,733
       Band 17                                               28,868.793              10.18              293,884
       Band 18                                                  298.722              10.18                3,041
       Band 19                                                9,209.905              10.18               93,757
       Band 20                                               23,237.821              10.18              236,561
       Band 21                                                5,222.989              10.18               53,170
       Band 26                                                  490.214              10.19                4,995


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING American Funds International (continued)
       Band 27                                           $    1,268.548     $        10.19       $       12,927
       Band 28                                                   30.491              10.19                  311
       Band 29                                                6,383.439              10.19               65,047
       Band 33                                                4,945.019              10.18               50,340
                                                         ---------------                         ---------------
                                                            429,247.689                          $    4,371,176
                                                         ===============                         ===============

     ING Capital Guardian Large Cap Value
     Contracts in accumulation period:
       Band 2                                             $   65,063.238     $         9.15       $      595,329
       Band 3                                                 2,149.696                9.04               19,433
       Band 4                                               172,638.319                9.07            1,565,830
       Band 5                                               754,719.743                9.05            6,830,214
       Band 6                                             5,915,476.985                9.02           53,357,602
       Band 7                                             8,513,563.850                9.00           76,622,075
       Band 8                                             2,368,188.739                8.97           21,242,653
       Band 9                                             1,385,438.608                8.95           12,399,676
       Band 10                                            3,535,570.136                8.94           31,607,997
       Band 11                                            4,827,305.891                8.92           43,059,569
       Band 12                                            3,721,321.465                8.90           33,119,761
       Band 13                                            6,284,063.923                8.89           55,865,328
       Band 14                                            7,796,869.947                8.85           69,002,299
       Band 15                                                3,598.536                8.84               31,811
       Band 16                                              218,381.947                8.80            1,921,761
       Band 17                                            1,713,068.772                8.79           15,057,875
       Band 18                                              257,162.287                8.77            2,255,313
       Band 19                                              531,185.924                8.74            4,642,565
       Band 20                                            2,052,167.897                8.87           18,202,729
       Band 21                                              779,862.118                8.82            6,878,384
       Band 24                                                1,323.253                9.32               12,333
       Band 25                                              150,618.045                9.19            1,384,180
                                                         ---------------                         ---------------
                                                         51,049,739.319                          $   455,674,717
                                                         ===============                         ===============

     ING Capital Guardian Large Cap Value Advisor
     Contracts in accumulation period:
       Band 6                                               166,010.657     $      12.28         $    2,038,611
       Band 10                                               11,352.324            12.25                139,066


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Capital Guardian Large Cap Value Advisor
       (continued)
       Band 11                                                  790.458     $        12.24       $        9,675
       Band 12                                                55,508.351             12.24              679,422
       Band 20                                               152,599.697             12.22            1,864,768
                                                         ----------------                        ---------------
                                                             386,261.487                         $    4,731,542
                                                         ================                        ===============

     ING Capital Guardian Managed Global
     Currently payable annuity contracts:
       Band 2                                                  5,958.304    $        17.00       $      101,291
     Contracts in accumulation period:
       Band 1                                                  9,467.516             17.38              164,545
       Band 2                                              1,061,551.907             17.00           18,046,383
       Band 3                                                 15,065.699             16.37              246,625
       Band 4                                                362,948.634             16.53            5,999,541
       Band 5                                                319,244.897             16.42            5,242,001
       Band 6                                              2,132,895.890             16.26           34,680,887
       Band 7                                              2,707,959.945             16.15           43,733,553
       Band 8                                              2,570,606.984             15.99           41,104,006
       Band 9                                                597,992.962             15.88            9,496,128
       Band 10                                             1,369,153.713             15.80           21,632,629
       Band 11                                             1,288,530.770             15.71           20,242,818
       Band 12                                               754,251.539             15.62           11,781,409
       Band 13                                             1,826,834.406             15.53           28,370,738
       Band 14                                             1,848,520.305             15.36           28,393,272
       Band 15                                                   139.335             15.28                2,129
       Band 16                                                57,458.161             15.11              868,193
       Band 17                                               360,079.105             15.02            5,408,388
       Band 18                                                75,007.673             14.94            1,120,615
       Band 19                                               123,020.043             14.77            1,817,006
       Band 20                                               577,595.802             15.45            8,923,855
       Band 21                                               180,605.628             15.19            2,743,399
       Band 24                                                 1,150.600             17.94               20,642
       Band 25                                               130,636.017             17.16            2,241,714
                                                         ----------------                        ---------------
                                                          18,376,675.835                         $  292,381,767
                                                         ================                        ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------
GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Capital Guardian Managed Global Advisor
     Contracts in accumulation period:
       Band 6                                                16,999.411     $        12.05       $      204,843
       Band 7                                                   650.253              12.05                7,836
       Band 10                                                4,353.946              12.02               52,334
       Band 12                                               17,951.252              12.01              215,595
       Band 20                                               41,255.577              11.99              494,654
                                                         ---------------                         ---------------
                                                             81,210.439                          $      975,262
                                                         ===============                         ===============

     ING Capital Guardian Small Cap
     Currently payable annuity contracts:
       Band 2                                                 1,882.371     $        16.61       $       31,266
     Contracts in accumulation period:
       Band 1                                                13,599.686              16.88              229,563
       Band 2                                               196,355.416              16.61            3,261,464
       Band 3                                                11,301.121              16.16              182,626
       Band 4                                               300,574.173              16.29            4,896,353
       Band 5                                               268,785.070              16.23            4,362,382
       Band 6                                             5,595,026.037              16.10           90,079,919
       Band 7                                             3,547,584.641              16.04           56,903,258
       Band 8                                             3,853,882.256              15.91           61,315,267
       Band 9                                               940,925.635              15.85           14,913,671
       Band 10                                            1,172,778.319              15.79           18,518,170
       Band 11                                            4,087,382.738              15.73           64,294,530
       Band 12                                            1,084,035.433              15.67           16,986,835
       Band 13                                            2,641,635.704              15.61           41,235,933
       Band 14                                            2,833,904.958              15.48           43,868,849
       Band 15                                                1,813.334              15.42               27,962
       Band 16                                               70,604.733              15.30            1,080,252
       Band 17                                              574,261.523              15.24            8,751,746
       Band 18                                               88,957.247              15.18            1,350,371
       Band 19                                              116,568.889              15.06            1,755,527
       Band 20                                              756,862.580              15.54           11,761,644
       Band 21                                              174,581.887              15.36            2,681,578
       Band 24                                                1,339.815              17.28               23,152
       Band 25                                              103,091.450              16.74            1,725,751
                                                         ---------------                         ---------------
                                                         28,437,735.016                          $  450,238,069
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Capital Guardian Small Cap Advisor
     Contracts in accumulation period:
       Band 6                                                50,542.704     $        11.90       $      601,458
       Band 7                                                 6,163.820              11.89               73,288
       Band 10                                               11,917.101              11.87              141,456
       Band 11                                                  791.519              11.86                9,387
       Band 12                                               14,988.280              11.85              177,611
       Band 20                                              109,576.996              11.84            1,297,392
                                                         ---------------                         ---------------
                                                            193,980.420                          $    2,300,592
                                                         ===============                         ===============

     ING Developing World
     Currently payable annuity contracts:
       Band 2                                                 8,697.737     $         8.00       $       69,582
     Contracts in accumulation period:
       Band 1                                                13,676.360               8.09              110,642
       Band 2                                               412,152.143               8.00            3,297,217
       Band 3                                                13,040.590               7.84              102,238
       Band 4                                               174,900.306               7.89            1,379,963
       Band 5                                               147,786.757               7.87            1,163,082
       Band 6                                             2,008,403.007               7.82           15,705,712
       Band 7                                             1,577,302.749               7.80           12,302,961
       Band 8                                             1,291,626.299               7.76           10,023,020
       Band 9                                               443,237.341               7.73            3,426,225
       Band 10                                              352,555.426               7.71            2,718,202
       Band 11                                            1,298,676.743               7.69            9,986,824
       Band 12                                              365,415.488               7.67            2,802,737
       Band 13                                              768,264.480               7.65            5,877,223
       Band 14                                              984,143.672               7.60            7,479,492
       Band 15                                                   87.811               7.58                  666
       Band 16                                               45,611.968               7.54              343,914
       Band 17                                              138,315.121               7.52            1,040,130
       Band 18                                               22,509.553               7.49              168,597
       Band 19                                               37,488.078               7.45              279,286
       Band 20                                              184,727.593               7.62            1,407,624
       Band 21                                               47,175.028               7.56              356,643
       Band 25                                               44,058.665               8.05              354,672
                                                         ---------------                         ---------------
                                                         10,379,852.915                          $   80,396,652
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Developing World Advisor
     Contracts in accumulation period:
       Band 6                                                16,210.243     $        12.16       $      197,117
       Band 7                                                 6,450.957              12.15               78,379
       Band 10                                               15,451.432              12.12              187,271
       Band 11                                                  433.646              12.12                5,256
       Band 12                                               17,680.743              12.11              214,114
       Band 20                                               30,456.864              12.10              368,528
                                                         ---------------                         ---------------
                                                             86,683.885                          $    1,050,665
                                                         ===============                         ===============

     ING Eagle Asset Value Equity
     Currently payable annuity contracts:
       Band 1                                                   157.636     $        17.25       $        2,719
       Band 2                                                   627.152              16.95               10,630
     Contracts in accumulation period:
       Band 1                                                 4,793.846              17.25               82,694
       Band 2                                               220,170.566              16.95            3,731,891
       Band 3                                                 9,919.900              16.43              162,984
       Band 4                                               215,758.228              16.60            3,581,587
       Band 5                                               110,804.741              16.51            1,829,386
       Band 6                                             2,121,405.334              16.38           34,748,619
       Band 7                                             1,210,119.912              16.29           19,712,853
       Band 8                                             1,946,183.151              16.17           31,469,782
       Band 9                                               244,939.859              16.07            3,936,184
       Band 10                                              336,124.854              16.00            5,377,998
       Band 11                                            1,952,805.555              15.93           31,108,192
       Band 12                                              386,320.463              15.86            6,127,043
       Band 13                                              964,941.172              15.79           15,236,421
       Band 14                                              976,133.998              15.65           15,276,497
       Band 15                                               14,779.115              15.58              230,259
       Band 16                                               28,973.366              15.44              447,349
       Band 17                                              203,437.462              15.38            3,128,868
       Band 18                                               22,158.953              15.31              339,254
       Band 19                                               49,989.304              15.17              758,338
       Band 20                                              222,516.295              15.72            3,497,956
       Band 21                                               74,381.776              15.51            1,153,661
       Band 25                                               12,260.268              17.09              209,528
       Band 26                                               14,394.881              17.02              245,001
       Band 27                                                8,412.051              16.58              139,472


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Eagle Asset Value Equity (continued)
       Band 28                                                  562.809     $        16.36       $        9,208
       Band 29                                               16,203.540              16.28              263,794
       Band 30                                               18,110.209              15.86              287,228
       Band 31                                               10,417.106              15.65              163,028
       Band 32                                                7,273.792              15.25              110,925
       Band 33                                                1,577.431              14.98               23,630
       Band 34                                                  542.149              14.78                8,013
                                                         ---------------                         ---------------
                                                         11,404,196.874                          $  183,410,992
                                                         ===============                         ===============

     ING Eagle Asset Value Equity Advisor
     Contracts in accumulation period:
       Band 6                                                13,513.832     $        10.50       $      141,895
       Band 7                                                   452.730              10.49                4,749
       Band 10                                                  185.578              10.47                1,943
       Band 12                                               15,364.516              10.46              160,713
       Band 20                                               42,600.374              10.45              445,174
                                                         ---------------                         ---------------
                                                             72,117.030                          $      754,474
                                                         ===============                         ===============

     ING FMR Diversified Mid-Cap
     Contracts in accumulation period:
       Band 2                                                13,945.244     $         8.50       $      118,535
       Band 3                                                   523.099               8.41                4,399
       Band 4                                                54,374.032               8.44              458,917
       Band 5                                               172,157.378               8.43            1,451,287
       Band 6                                             1,910,477.013               8.40           16,048,007
       Band 7                                             2,727,862.255               8.39           22,886,764
       Band 8                                               476,740.483               8.36            3,985,550
       Band 9                                               228,680.928               8.35            1,909,486
       Band 10                                            1,162,052.038               8.34            9,691,514
       Band 11                                            1,364,655.447               8.33           11,367,580
       Band 12                                            1,103,887.197               8.31            9,173,303
       Band 13                                            1,980,392.946               8.30           16,437,261
       Band 14                                            2,852,366.265               8.27           23,589,069
       Band 16                                              91,589.750                8.24              754,700
       Band 17                                              667,237.063               8.22            5,484,689
       Band 18                                              108,209.470               8.21              888,400


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING FMR Diversified Mid-Cap (continued)
       Band 19                                              207,163.010     $         8.19       $    1,696,665
       Band 20                                              945,638.103               8.29            7,839,340
       Band 21                                              189,078.804               8.25            1,559,900
       Band 25                                               43,775.809               8.53              373,408
                                                         ---------------                         ---------------
                                                         16,300,806.334                          $  135,718,774
                                                         ===============                         ===============

     ING FMR Diversified Mid-Cap Advisor
     Contracts in accumulation period:
       Band 6                                                67,159.696     $        11.00       $      738,757
       Band 7                                                   778.775              10.99                8,559
       Band 10                                               13,745.805              10.97              150,791
       Band 11                                                  912.661              10.96               10,003
       Band 12                                               41,441.327              10.96              454,197
       Band 20                                              117,269.796              10.95            1,284,104
                                                         ---------------                         ---------------
                                                            241,308.060                          $    2,646,411
                                                         ===============                         ===============

     ING Goldman Sachs Internet Tollkeeper
     Contracts in accumulation period:
       Band 2                                                 1,884.374     $         5.77       $       10,873
       Band 3                                                 1,486.247               5.72                8,501
       Band 4                                                12,852.576               5.73               73,645
       Band 5                                                34,485.877               5.73              197,604
       Band 6                                               801,218.627               5.71            4,574,958
       Band 7                                             1,129,323.725               5.70            6,437,145
       Band 8                                               219,757.673               5.69            1,250,421
       Band 9                                                89,595.932               5.68              508,905
       Band 10                                              417,614.918               5.68            2,372,053
       Band 11                                              414,648.848               5.67            2,351,059
       Band 12                                              383,871.655               5.66            2,172,714
       Band 13                                              658,648.824               5.66            3,727,952
       Band 14                                            1,291,421.389               5.64            7,283,617
       Band 15                                                5,317.482               5.63               29,937
       Band 16                                               72,351.944               5.62              406,618
       Band 17                                              224,293.109               5.61            1,258,284


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Goldman Sachs Internet Tollkeeper (continued)
       Band 18                                               42,087.713     $         5.61       $      236,112
       Band 19                                              134,615.446               5.59              752,500
       Band 20                                              501,027.772               5.65            2,830,807
       Band 21                                               50,151.798               5.63              282,355
       Band 25                                               13,225.235               5.78               76,442
                                                         ---------------                         ---------------
                                                          6,499,881.164                          $   36,842,502
                                                         ===============                         ===============

    ING Goldman Sachs Internet Tollkeeper Advisor
    Contracts in accumulation period:
       Band 6                                                25,239.758     $        12.78       $      322,564
       Band 10                                                3,876.500              12.74               49,387
       Band 11                                                  262.718              12.73                3,344
       Band 12                                               26,567.779              12.73              338,208
       Band 20                                               56,559.816              12.71              718,875
                                                         ---------------                         ---------------
                                                            112,506.571                          $    1,432,378
                                                         ===============                         ===============

     ING Hard Assets
     Currently payable annuity contracts:
       Band 2                                                 1,297.101     $        18.31       $       23,750
     Contracts in accumulation period:
       Band 1                                                36,024.246              18.86              679,417
       Band 2                                               189,691.642              18.31            3,473,254
       Band 3                                                10,757.846              17.38              186,971
       Band 4                                                51,681.224              17.67              913,207
       Band 5                                                33,739.107              17.52              591,109
       Band 6                                               633,092.955              17.28           10,939,846
       Band 7                                               581,103.193              17.13            9,954,298
       Band 8                                               518,749.815              16.90            8,766,872
       Band 9                                                68,131.427              16.75            1,141,201
       Band 10                                              185,462.621              16.63            3,084,243
       Band 11                                              959,828.823              16.50           15,837,176
       Band 12                                              163,206.076              16.38            2,673,316
       Band 13                                              335,043.911              16.26            5,447,814
       Band 14                                            1,181,759.514              16.02           18,931,787
       Band 15                                                   43.208              15.90                  687
       Band 16                                               15,563.241              15.66              243,720


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Hard Assets (continued)
       Band 17                                               86,484.352     $        15.55       $    1,344,832
       Band 18                                               16,417.477              15.43              253,322
       Band 19                                               36,680.424              15.20              557,542
       Band 20                                              567,291.216              16.14            9,156,080
       Band 21                                               35,681.754              15.78              563,058
       Band 25                                               58,561.840              18.59            1,088,665
                                                         ---------------                         ---------------
                                                          5,766,293.013                          $   95,852,167
                                                         ===============                         ===============

     ING Hard Assets Advisor
     Contracts in accumulation period:
       Band 6                                                32,859.624     $        12.09       $      397,273
       Band 7                                                    25.541              12.08                  309
       Band 10                                                8,708.641              12.05              104,939
       Band 12                                               23,225.923              12.04              279,640
       Band 20                                               67,978.337              12.03              817,779
                                                         ---------------                         ---------------
                                                            132,798.066                          $    1,599,940
                                                         ===============                         ===============

     ING International
     Contracts in accumulation period:
       Band 1                                                   352.801     $         8.53       $        3,009
       Band 2                                                15,851.747               8.40              133,155
       Band 4                                                 8,847.416               8.25               72,991
       Band 5                                                95,157.102               8.21              781,240
       Band 6                                             4,065,569.366               8.10           32,931,112
       Band 7                                             2,197,169.480               8.12           17,841,016
       Band 8                                             1,598,557.106               8.06           12,884,370
       Band 9                                               600,875.329               8.03            4,825,029
       Band 10                                              394,602.976               8.00            3,156,824
       Band 11                                            3,857,302.603               7.97           30,742,702
       Band 12                                              478,636.709               7.94            3,800,375
       Band 13                                            1,524,068.123               7.91           12,055,379
       Band 14                                            1,949,623.428               7.85           15,304,544
       Band 16                                               16,456.503               7.76              127,702
       Band 17                                              232,350.823               7.73            1,796,072


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING International (continued)
       Band 18                                               52,113.689     $         7.70       $      401,275
       Band 19                                               49,623.640               7.64              379,125
       Band 20                                              357,964.858               7.88            2,820,763
       Band 21                                              156,616.232               7.79            1,220,040
       Band 25                                               49,444.466               8.47              418,795
                                                         ---------------                         ---------------
                                                         17,701,184.397                          $  141,695,518
                                                         ===============                         ===============

     ING International Advisor
     Contracts in accumulation period:
       Band 6                                                49,543.322     $         11.08      $      548,940
       Band 10                                               11,674.214               11.05             129,000
       Band 12                                               85,626.316               11.04             945,315
       Band 20                                              125,408.579               11.02           1,382,003
                                                         ---------------                         ---------------
                                                            272,252.431                          $    3,005,258
                                                         ===============                         ===============

     ING Janus Growth and Income
     Contracts in accumulation period:
       Band 2                                                19,929.203     $          7.79      $       155,248
       Band 3                                                 3,728.499                7.71               28,747
       Band 4                                               124,655.238                7.73              963,585
       Band 5                                               343,653.181                7.72            2,653,003
       Band 6                                             2,753,970.127                7.69           21,178,030
       Band 7                                             4,332,158.774                7.68           33,270,979
       Band 8                                               800,229.447                7.66            6,129,758
       Band 9                                               340,299.298                7.65            2,603,290
       Band 10                                            2,011,787.445                7.64           15,370,056
       Band 11                                            2,230,742.833                7.62           16,998,260
       Band 12                                            2,109,228.250                7.61           16,051,227
       Band 13                                            3,574,410.652                7.60           27,165,521
       Band 14                                            4,091,951.885                7.58           31,016,995
       Band 15                                               30,493.794                7.57              230,838
       Band 16                                              158,874.351                7.54            1,197,913
       Band 17                                              868,568.240                7.53            6,540,319
       Band 18                                              157,138.230                7.52            1,181,679


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Janus Growth and Income (continued)
       Band 19                                              303,885.419     $         7.50       $    2,279,141
       Band 20                                            1,255,462.175               7.59            9,528,958
       Band 21                                              295,312.690               7.55            2,229,611
       Band 25                                               59,216.905               7.81              462,484
       Band 26                                              130,927.765               7.80            1,021,237
       Band 27                                               58,030.174               7.73              448,573
       Band 28                                               13,770.289               7.69              105,894
       Band 29                                              177,671.859               7.68            1,364,520
       Band 30                                               87,605.609               7.61              666,679
       Band 31                                               45,946.453               7.58              348,274
       Band 32                                                7,752.805               7.51               58,224
       Band 33                                               20,892.002               7.46              155,854
       Band 34                                                4,527.721               7.43               33,641
                                                         ---------------                         ---------------
                                                         26,412,821.313                          $  201,438,538
                                                         ===============                         ===============

     ING Janus Growth and Income Advisor
     Contracts in accumulation period:
       Band 6                                               121,647.622     $        10.58       $    1,287,032
       Band 7                                                 1,544.050              10.58               16,336
       Band 10                                               48,712.979              10.56              514,409
       Band 11                                                1,462.381              10.55               15,428
       Band 12                                              141,672.216              10.54            1,493,225
       Band 20                                              199,459.049              10.53            2,100,304
                                                         ---------------                         ---------------
                                                            514,498.297                          $    5,426,734
                                                         ===============                         ===============

     ING Janus Special Equity
     Contracts in accumulation period:
       Band 2                                                15,009.793     $         8.00       $      120,078
       Band 4                                                 6,411.802               7.94               50,910
       Band 5                                                90,775.318               7.92              718,941
       Band 6                                               838,717.863               7.90            6,625,871
       Band 7                                               816,370.770               7.89            6,441,165
       Band 8                                               230,813.422               7.86            1,814,193
       Band 9                                               175,217.494               7.85            1,375,457
       Band 10                                              331,008.310               7.84            2,595,105


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Janus Special Equity (continued)
       Band 11                                              507,165.142     $         7.83       $    3,971,103
       Band 12                                              358,029.086               7.82            2,799,787
       Band 13                                              568,297.306               7.80            4,432,719
       Band 14                                              878,371.254               7.78            6,833,728
       Band 15                                                1,910.811               7.77               14,847
       Band 16                                               12,174.259               7.74               94,229
       Band 17                                              104,779.343               7.73              809,944
       Band 18                                               30,078.999               7.72              232,210
       Band 19                                               61,646.237               7.70              474,676
       Band 20                                              281,160.281               7.79            2,190,239
       Band 21                                               65,486.704               7.76              508,177
       Band 25                                               10,713.988               8.02               85,926
                                                         ---------------                         ---------------
                                                          5,384,138.182                          $   42,189,305
                                                         ===============                         ===============

     ING Janus Special Equity Advisor
     Contracts in accumulation period:
       Band 6                                                 5,961.123     $        12.52       $       74,633
       Band 10                                                  262.503              12.49                3,279
       Band 12                                               15,780.178              12.47              196,779
       Band 20                                               13,630.616              12.46              169,837
                                                         ---------------                         ---------------
                                                             35,634.420                          $      444,528
                                                         ===============                         ===============

     ING Jennison Equity Opportunities
     Currently payable annuity contracts:
       Band 2                                                11,224.919     $        17.78       $      199,579
     Contracts in accumulation period:
       Band 1                                                14,117.436              18.19              256,796
       Band 2                                             1,032,279.704              17.78           18,353,933
       Band 3                                                15,258.416              17.07              260,461
       Band 4                                               239,764.281              17.30            4,147,922
       Band 5                                               177,290.449              17.18            3,045,850
       Band 6                                             2,580,239.132              17.00           43,864,065
       Band 7                                             1,818,573.059              16.88           30,697,513
       Band 8                                             2,587,578.629              16.71           43,238,439
       Band 9                                               627,514.382              16.59           10,410,464


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Jennison Equity Opportunities (continued)
       Band 10                                              447,326.691     $        16.49       $    7,376,417
       Band 11                                            3,112,437.620              16.40           51,043,977
       Band 12                                              592,814.321              16.30            9,662,873
       Band 13                                            1,510,752.234              16.21           24,489,294
       Band 14                                            1,895,113.638              16.02           30,359,720
       Band 16                                               41,204.669              15.75              648,974
       Band 17                                              165,321.100              15.65            2,587,275
       Band 18                                               37,018.933              15.56              576,015
       Band 19                                               53,950.904              15.38              829,765
       Band 20                                              282,994.792              16.12            4,561,876
       Band 21                                               59,372.525              15.84              940,461
       Band 25                                               40,054.788              17.99              720,586
                                                         ---------------                         ---------------
                                                         17,342,202.622                          $  288,272,255
                                                         ===============                         ===============
     ING Jennison Equity Opportunities Advisor
     Contracts in accumulation period:
       Band 6                                                25,694.184     $        11.01       $      282,893
       Band 10                                                2,442.369              10.98               26,817
       Band 11                                                  696.576              10.97                7,641
       Band 12                                               13,270.257              10.97              145,575
       Band 20                                               57,440.048              10.95              628,969
                                                         ---------------                         ---------------
                                                             99,543.434                          $    1,091,895
                                                         ===============                         ===============
     ING JPMorgan Fleming Small Cap Equity
     Contracts in accumulation period:
       Band 2                                                 6,116.121     $         9.21       $       56,329
       Band 4                                                 2,795.939               9.18               25,667
       Band 5                                                56,210.317               9.17              515,449
       Band 6                                               590,238.783               9.16            5,406,587
       Band 7                                               846,344.847               9.15            7,744,055
       Band 8                                                86,569.328               9.14              791,244
       Band 9                                                28,858.970               9.13              263,482
       Band 10                                              374,291.044               9.12            3,413,534
       Band 11                                              404,500.324               9.12            3,689,043


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING JPMorgan Fleming Small Cap Equity (continued)
       Band 12                                              198,056.786     $         9.11       $    1,804,297
       Band 13                                              511,410.778               9.10            4,653,838
       Band 14                                              711,076.528               9.09            6,463,686
       Band 15                                               12,516.686               9.08              113,652
       Band 16                                                9,199.034               9.07               83,435
       Band 17                                              153,726.508               9.06            1,392,762
       Band 18                                               15,430.299               9.06              139,799
       Band 19                                               51,576.603               9.04              466,252
       Band 20                                              212,449.218               9.10            1,933,288
       Band 21                                               68,036.460               9.08              617,771
       Band 25                                               13,979.220               9.22              128,888
       Band 26                                               23,446.979               9.21              215,947
       Band 27                                               18,332.941               9.17              168,113
       Band 28                                                  184.774               9.16                1,693
       Band 29                                               31,751.514               9.15              290,526
       Band 30                                               10,924.608               9.11               99,523
       Band 31                                               37,743.506               9.09              343,088
       Band 32                                                2,135.875               9.05               19,330
       Band 33                                                4,623.441               9.03               41,750
       Band 34                                                3,477.581               9.01               31,333
                                                         ---------------                         ---------------
                                                          4,486,005.012                          $   40,914,361
                                                         ===============                         ===============

     ING JPMorgan Fleming Small Cap Equity Advisor
     Contracts in accumulation period:
       Band 6                                               206,334.661     $        11.05       $    2,280,009
       Band 7                                                   966.269              11.04               10,668
       Band 10                                               49,077.269              11.02              540,832
       Band 12                                               93,691.446              11.01            1,031,543
       Band 20                                              249,397.284              11.00            2,743,370
                                                         ---------------                         ---------------
                                                            599,467.929                          $    6,606,422
                                                         ===============                         ===============

     ING Julius Baer Foreign
     Contracts in accumulation period:
       Band 2                                                   802.475     $         9.24       $        7,415
       Band 4                                                 4,904.197               9.21               45,168
       Band 5                                                21,426.998               9.20              197,128


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Julius Baer Foreign (continued)
       Band 6                                               347,808.887     $         9.19       $    3,196,364
       Band 7                                               331,738.560               9.18            3,045,360
       Band 8                                                79,675.047               9.17              730,620
       Band 9                                                11,052.789               9.16              101,244
       Band 10                                              183,224.944               9.16            1,678,340
       Band 11                                              117,279.457               9.15            1,073,107
       Band 12                                              112,736.950               9.14            1,030,416
       Band 13                                              159,275.160               9.14            1,455,775
       Band 14                                              379,326.085               9.12            3,459,454
       Band 15                                               15,207.782               9.12              138,695
       Band 16                                                3,688.505               9.10               33,565
       Band 17                                               50,642.545               9.10              460,847
       Band 18                                                8,146.924               9.09               74,056
       Band 19                                               25,183.818               9.08              228,669
       Band 20                                               68,818.036               9.13              628,309
       Band 21                                               23,864.645               9.11              217,407
       Band 25                                                4,904.200               9.26               45,413
       Band 26                                               24,281.765               9.25              224,606
       Band 27                                               25,858.165               9.21              238,154
       Band 28                                                  693.697               9.19                6,375
       Band 29                                               22,207.701               9.18              203,867
       Band 30                                               16,743.255               9.14              153,033
       Band 31                                                5,028.423               9.12               45,859
       Band 32                                                7,664.501               9.09               69,670
       Band 33                                                  408.261               9.06                3,699
       Band 34                                                2,031.430               9.04               18,364
                                                         ---------------                         ---------------
                                                          2,054,625.202                          $   18,810,979
                                                         ===============                         ===============

     ING Julius Baer Foreign Advisor
     Contracts in accumulation period:
       Band 6                                                18,415.619     $        10.89       $      200,546
       Band 7                                                 8,942.346              10.88               97,293
       Band 10                                                6,683.516              10.86               72,583
       Band 12                                               36,366.899              10.85              394,581
       Band 20                                               71,909.233              10.84              779,496
                                                         ---------------                         ---------------
                                                            142,317.613                           $   1,544,499
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Limited Maturity Bond
     Currently payable annuity contracts:
       Band 1                                                 1,845.100     $        22.30        $      41,146
       Band 2                                                 4,440.581              21.65               96,139
     Contracts in accumulation period:
       Band 1                                                28,149.880              22.30              627,742
       Band 2                                               740,085.703              21.65           16,022,855
       Band 3                                                14,057.246              20.55              288,876
       Band 4                                               327,592.549              20.91            6,849,960
       Band 5                                               334,748.389              20.69            6,925,944
       Band 6                                             5,825,609.633              20.45          119,133,717
       Band 7                                             4,299,433.878              20.24           87,020,542
       Band 8                                             2,636,990.127              20.00           52,739,803
       Band 9                                               524,098.573              19.79           10,371,911
       Band 10                                            1,072,463.062              19.64           21,063,175
       Band 11                                            3,998,003.257              19.53           78,081,004
       Band 12                                            1,091,172.787              19.35           21,114,193
       Band 13                                            2,963,417.148              19.21           56,927,243
       Band 14                                            3,063,754.180              18.92           57,966,229
       Band 15                                                  957.369              18.81               18,008
       Band 16                                              115,694.111              18.54            2,144,969
       Band 17                                              376,664.335              18.40            6,930,624
       Band 18                                              152,184.274              18.26            2,778,885
       Band 19                                              176,417.212              17.99            3,173,746
       Band 20                                              752,121.287              19.10           14,365,517
       Band 21                                              189,663.896              18.67            3,541,025
       Band 24                                                5,352.888              23.33              124,883
       Band 25                                              110,641.161              21.99            2,432,999
                                                         ---------------                         ---------------
                                                         28,805,558.626                          $  570,781,135
                                                         ===============                         ===============

     ING Liquid Assets
     Currently payable annuity contracts:
       Band 1                                                 2,247.063     $        17.21       $       38,672
       Band 2                                                 1,193.609              16.71               19,945
     Contracts in accumulation period:
       Band 1                                               177,631.822              17.21            3,057,044
       Band 2                                               607,110.736              16.71           10,144,821
       Band 3                                                40,357.972              15.86              640,077
       Band 4                                               604,220.928              16.12            9,740,041


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Liquid Assets (continued)
       Band 5                                               340,826.297     $        15.93       $    5,429,363
       Band 6                                            10,113,688.198              15.77          159,492,863
       Band 7                                            11,441,608.626              15.58          178,260,262
       Band 8                                             4,627,214.055              15.42           71,351,641
       Band 9                                             2,090,934.964              15.24           31,865,849
       Band 10                                            1,937,763.952              15.13           29,318,369
       Band 11                                            7,363,267.276              15.06          110,890,805
       Band 12                                            1,553,393.850              14.90           23,145,568
       Band 13                                            7,592,316.901              14.79          112,290,367
       Band 14                                            6,878,603.985              14.57          100,221,260
       Band 15                                               54,563.028              14.51              791,710
       Band 16                                              413,119.514              14.29            5,903,478
       Band 17                                              725,645.016              14.19           10,296,903
       Band 18                                              145,755.901              14.08            2,052,243
       Band 19                                              354,592.030              13.87            4,918,191
       Band 20                                            1,335,558.179              14.73           19,672,772
       Band 21                                              313,206.161              14.40            4,510,169
       Band 24                                              156,356.525              17.99            2,812,854
       Band 25                                               71,619.947              16.96            1,214,674
       Band 26                                              212,443.032              16.83            3,575,416
       Band 27                                              115,340.980              16.10            1,856,990
       Band 28                                               22,142.239              15.74              348,519
       Band 29                                              707,812.184              15.63           11,063,104
       Band 30                                              218,129.874              14.94            3,258,860
       Band 31                                              299,350.555              14.61            4,373,512
       Band 32                                              206,794.688              13.99            2,893,058
       Band 33                                               48,246.270              13.58              655,184
       Band 34                                               52,893.588              13.28              702,427
       Band 35                                               55,409.190              17.34              960,795
       Band 36                                                1,753.545              16.84               29,530
       Band 39                                                1,668.691               9.99               16,670
                                                         ---------------                         ---------------
                                                         60,884,781.371                          $  927,814,006
                                                         ===============                         ===============

     ING Liquid Assets Advisor
     Contracts in accumulation period:
       Band 6                                               156,221.697      $        9.93       $    1,551,281
       Band 7                                                17,535.037               9.93              174,123


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Liquid Assets Advisor (continued)
       Band 10                                               24,034.681     $         9.91       $      238,184
       Band 12                                              286,349.978               9.90            2,834,865
       Band 20                                              362,670.806               9.88            3,583,188
                                                         ---------------                         ---------------
                                                            846,812.199                          $    8,381,641
                                                         ===============                         ===============

     ING Marisco Growth
     Contracts in accumulation period:
       Band 1                                                12,753.336     $        13.29        $     169,492
       Band 2                                               327,521.752              13.09            4,287,260
       Band 3                                                 8,759.613              12.74              111,597
       Band 4                                               521,599.198              12.84            6,697,334
       Band 5                                               500,621.158              12.79            6,402,945
       Band 6                                            11,824,516.615              12.70          150,171,361
       Band 7                                             6,352,318.980              12.65           80,356,835
       Band 8                                             7,551,140.285              12.55           94,766,811
       Band 9                                             2,206,303.987              12.51           27,600,863
       Band 10                                            1,667,820.910              12.46           20,781,049
       Band 11                                           10,437,557.233              12.41          129,530,085
       Band 12                                            1,578,482.126              12.36           19,510,039
       Band 13                                            5,085,355.921              12.32           62,651,585
       Band 14                                            4,934,806.870              12.22           60,303,340
       Band 15                                                4,458.114              12.18               54,300
       Band 16                                              132,848.319              12.08            1,604,808
       Band 17                                              636,491.421              12.04            7,663,357
       Band 18                                               85,203.498              11.99            1,021,590
       Band 19                                              212,583.546              11.90            2,529,744
       Band 20                                            1,020,361.407              12.27           12,519,834
       Band 21                                              267,445.838              12.13            3,244,118
       Band 24                                                  808.074              13.59               10,982
       Band 25                                              158,528.722              13.19            2,090,994
                                                         ---------------                         ---------------
                                                         55,528,286.923                          $  694,080,323
                                                         ===============                         ===============

     ING Marisco Growth Advisor
     Contracts in accumulation period:
       Band 6                                                85,406.023     $        11.80       $    1,007,791
       Band 7                                                 5,138.458              11.80               60,634
       Band 10                                               27,999.682              11.77              329,556


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Marisco Growth Advisor (continued)
       Band 11                                                1,312.519     $        11.77       $       15,448
       Band 12                                               97,846.195              11.76            1,150,671
       Band 20                                              252,464.489              11.75            2,966,458
                                                         ---------------                         ---------------
                                                            470,167.366                          $    5,530,558
                                                         ===============                         ===============

     ING Mercury Focus Value
     Contracts in accumulation period:
       Band 2                                                    63.224     $         9.65        $         610
       Band 3                                                   400.078               9.60                3,841
       Band 4                                                 5,532.336               9.62               53,221
       Band 5                                                 8,365.071               9.61               80,388
       Band 6                                               242,290.037               9.60            2,325,984
       Band 7                                               332,361.240               9.59            3,187,344
       Band 8                                                62,955.082               9.58              603,110
       Band 9                                                22,614.332               9.57              216,419
       Band 10                                               71,071.120               9.56              679,440
       Band 11                                              156,146.759               9.56            1,492,763
       Band 12                                               90,729.596               9.55              866,468
       Band 13                                              150,724.922               9.54            1,437,916
       Band 14                                              303,331.634               9.53            2,890,750
       Band 16                                                6,419.836               9.51               61,053
       Band 17                                               43,351.250               9.50              411,837
       Band 18                                               75,042.348               9.49              712,152
       Band 19                                               33,263.115               9.48              315,334
       Band 20                                              195,157.872               9.53            1,859,855
       Band 21                                               13,579.926               9.51              129,145
       Band 25                                                3,001.165               9.67               29,021
                                                         ---------------                         ---------------
                                                          1,816,400.943                          $   17,356,651
                                                         ===============                         ===============

     ING Mercury Focus Value Advisor
     Contracts in accumulation period:
       Band 6                                                 7,652.739     $        11.65       $       89,154
       Band 10                                                  994.848              11.62               11,560
       Band 11                                                  291.356              11.62                3,386
       Band 12                                               15,967.338              11.61              185,381
       Band 20                                               18,693.103              11.60              216,840
                                                         ---------------                         ---------------
                                                             43,599.384                          $      506,321
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Mercury Fundamental Growth
     Contracts in accumulation period:
       Band 2                                                 1,263.411     $         9.06       $       11,447
       Band 5                                                10,183.159               9.02               91,852
       Band 6                                               123,585.997               9.01            1,113,510
       Band 7                                               204,674.143               9.00            1,842,067
       Band 8                                                28,894.723               8.99              259,764
       Band 9                                                 2,816.423               8.98               25,291
       Band 10                                              117,199.610               8.98            1,052,452
       Band 11                                               99,495.016               8.97              892,470
       Band 12                                              110,021.348               8.96              985,791
       Band 13                                              100,393.293               8.96              899,524
       Band 14                                              137,005.065               8.94            1,224,825
       Band 16                                                1,085.296               8.92                9,681
       Band 17                                               31,292.633               8.92              279,130
       Band 18                                                2,718.156               8.91               24,219
       Band 19                                                6,371.745               8.90               56,709
       Band 20                                               71,764.712               8.95              642,294
       Band 21                                               20,776.441               8.93              185,534
       Band 25                                                  562.716               9.07                5,104
                                                         ---------------                         ---------------
                                                          1,070,103.887                          $    9,601,664
                                                         ===============                         ===============

     ING Mercury Fundamental Growth Advisor
     Contracts in accumulation period:
       Band 6                                                16,833.519     $        10.67       $      179,614
       Band 10                                                  829.234              10.64                8,823
       Band 12                                               22,670.277              10.63              240,985
       Band 20                                               18,152.373              10.61              192,597
                                                         ---------------                         ---------------
                                                             58,485.403                          $      622,019
                                                         ===============                         ===============

     ING MFS Mid-Cap Growth
     Currently payable annuity contracts:
       Band 2                                                 3,022.607     $        20.74       $       62,689
     Contracts in accumulation period:
       Band 1                                                24,855.978              21.12              524,958
       Band 2                                               598,080.853              20.74           12,404,197


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING MFS Mid-Cap Growth (continued)
       Band 3                                                 9,715.076     $        20.09       $      195,176
       Band 4                                               301,940.511              20.28            6,123,354
       Band 5                                               279,203.585              20.19            5,637,120
       Band 6                                             5,410,953.301              19.98          108,110,847
       Band 7                                             3,659,549.507              19.91           72,861,631
       Band 8                                             3,507,928.016              19.73           69,211,420
       Band 9                                             1,007,865.122              19.64           19,794,471
       Band 10                                            1,077,169.784              19.55           21,058,669
       Band 11                                            4,460,989.091              19.47           86,855,458
       Band 12                                            1,033,558.451              19.38           20,030,363
       Band 13                                            2,492,714.096              19.29           48,084,455
       Band 14                                            3,350,910.911              19.11           64,035,908
       Band 15                                                2,227.014              19.03               42,380
       Band 16                                               83,154.761              18.85            1,567,467
       Band 17                                              447,057.635              18.77            8,391,272
       Band 18                                               83,958.400              18.68            1,568,343
       Band 19                                              147,669.952              18.51            2,733,371
       Band 20                                              728,723.788              19.20           13,991,497
       Band 21                                              140,752.279              18.94            2,665,848
       Band 22                                                2,280.581              20.28               46,250
       Band 23                                               19,219.689              19.98              384,009
       Band 24                                                   52.657              21.71                1,143
       Band 25                                               86,727.623              20.93            1,815,209
                                                         ---------------                         ---------------
                                                         28,960,281.268                          $  568,197,505
                                                         ===============                         ===============

     ING MFS Mid-Cap Growth Advisor
     Contracts in accumulation period:
       Band 6                                               108,027.475     $        12.14       $    1,311,454
       Band 7                                                 6,855.126              12.14               83,221
       Band 8                                                   203.150              12.12                2,462
       Band 10                                               20,400.121              12.11              247,045
       Band 11                                                1,367.500              12.10               16,547
       Band 12                                               87,318.393              12.10            1,056,553
       Band 20                                              261,860.088              12.08            3,163,270
                                                         ---------------                         ---------------
                                                            486,031.853                          $    5,880,552
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING MFS Research
     Contracts in accumulation period:
       Band 1                                                 4,184.417     $        17.78       $       74,399
       Band 2                                               139,860.570              17.46            2,441,966
       Band 3                                                12,265.930              16.91              207,417
       Band 4                                               376,060.174              17.07            6,419,347
       Band 5                                               202,886.731              16.99            3,447,046
       Band 6                                             5,462,809.936              16.85           92,048,347
       Band 7                                             2,761,071.867              16.76           46,275,564
       Band 8                                             4,490,584.930              16.61           74,588,616
       Band 9                                               743,711.822              16.54           12,300,994
       Band 10                                            1,017,979.185              16.46           16,755,937
       Band 11                                            5,439,562.921              16.39           89,154,436
       Band 12                                              926,835.314              16.31           15,116,684
       Band 13                                            2,097,093.878              16.24           34,056,805
       Band 14                                            2,286,277.096              16.09           36,786,198
       Band 15                                               11,519.397              16.02              184,541
       Band 16                                               47,173.688              15.87              748,646
       Band 17                                              345,777.502              15.80            5,463,285
       Band 18                                               57,152.140              15.73              899,003
       Band 19                                              108,264.502              15.58            1,686,761
       Band 20                                              586,969.980              16.16            9,485,435
       Band 21                                              156,280.126              15.94            2,491,105
       Band 22                                                2,446.082              17.07               41,755
       Band 23                                               25,424.986              16.85              428,411
       Band 25                                               75,055.242              17.62            1,322,473
       Band 26                                               16,436.229              17.54              288,291
       Band 27                                                7,522.933              17.07              128,416
       Band 28                                                7,121.488              16.84              119,926
       Band 29                                               47,157.716              16.76              790,363
       Band 30                                               34,156.846              16.31              557,098
       Band 31                                               15,983.656              16.09              257,177
       Band 32                                                3,979.477              15.67               62,358
       Band 33                                                1,329.262              15.38               20,444
       Band 34                                               22,160.163              15.17              336,170
                                                         ---------------                         ---------------
                                                         27,533,096.186                          $  454,985,414
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING MFS Research Advisor
     Contracts in accumulation period:
       Band 6                                                17,587.217     $        10.79       $      189,766
       Band 7                                                 2,018.087              10.79               21,775
       Band 10                                                3,885.533              10.77               41,847
       Band 12                                               34,041.313              10.75              365,944
       Band 20                                               82,054.663              10.74              881,267
                                                         ---------------                         ---------------
                                                            139,586.813                          $    1,500,599
                                                         ===============                         ===============

     ING MFS Total Return
     Contracts in accumulation period:
       Band 1                                                 4,498.202     $        21.91       $       98,556
       Band 2                                               189,444.592              21.51            4,074,953
       Band 3                                                 4,141.631              20.84               86,312
       Band 4                                               536,063.496              21.03           11,273,415
       Band 5                                               495,622.910              20.94           10,378,344
       Band 6                                             9,058,435.584              20.76          188,053,123
       Band 7                                             6,342,841.095              20.66          131,043,097
       Band 8                                             5,544,381.440              20.47          113,493,488
       Band 9                                               913,690.781              20.38           18,621,018
       Band 10                                            2,198,287.029              20.28           44,581,261
       Band 11                                            8,560,707.646              20.19          172,840,687
       Band 12                                            2,569,888.634              20.10           51,654,762
       Band 13                                            4,689,951.127              20.01           93,845,922
       Band 14                                            5,132,365.127              19.82          101,723,477
       Band 15                                               28,171.181              19.73              555,817
       Band 16                                              150,299.265              19.55            2,938,351
       Band 17                                              954,589.550              19.47           18,585,859
       Band 18                                              194,122.210              19.38            3,762,088
       Band 19                                              317,522.096              19.20            6,096,424
       Band 20                                            1,492,071.701              19.92           29,722,068
       Band 21                                              486,532.569              19.64            9,555,500
       Band 22                                                3,046.447              21.03               64,067


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING MFS Total Return (continued)
       Band 23                                               28,799.554     $        20.76       $      597,879
       Band 24                                                  243.729              22.51                5,486
       Band 25                                              121,020.923              21.71            2,627,364
       Band 26                                              169,397.713              21.61            3,660,685
       Band 27                                               90,898.263              21.03            1,911,590
       Band 28                                               15,815.037              20.75              328,162
       Band 29                                              248,745.917              20.65            5,136,603
       Band 30                                              212,783.548              20.09            4,274,821
       Band 31                                               63,264.310              19.82            1,253,899
       Band 32                                               44,378.970              19.30              856,514
       Band 33                                               18,700.754              18.95              354,379
       Band 34                                               29,149.790              18.70              545,101
       Band 35                                               67,144.763              22.01            1,477,856
       Band 36                                                  231.279              21.61                4,998
       Band 37                                                2,923.246              21.32               62,324
       Band 38                                                1,737.257              10.23               17,772
                                                         ---------------                         ---------------
                                                         50,981,909.366                          $1,036,164,022
                                                         ===============                         ===============

     ING MFS Total Return Advisor
     Contracts in accumulation period:
       Band 6                                               240,234.773     $        10.81       $    2,596,938
       Band 7                                                81,138.645              10.81              877,109
       Band 10                                               65,998.310              10.78              711,462
       Band 11                                                5,360.748              10.78               57,789
       Band 12                                              218,694.628              10.77            2,355,341
       Band 20                                              465,411.689              10.76            5,007,830
                                                         ---------------                         ---------------
                                                          1,076,838.793                          $   11,606,469
                                                         ===============                         ===============

     ING PIMCO Core Bond
     Contracts in accumulation period:
       Band 1                                                   356.113     $        13.85       $        4,932
       Band 2                                               102,762.627              13.60            1,397,572
       Band 3                                                 1,887.372              13.17               24,857
       Band 4                                               174,335.222              13.30            2,318,658
       Band 5                                               377,918.112              13.24            5,003,636


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING PIMCO Core Bond (continued)
       Band 6                                             5,217,754.247     $        13.12       $   68,456,936
       Band 7                                             5,814,186.666              13.06           75,933,278
       Band 8                                             1,992,296.232              12.94           25,780,313
       Band 9                                               640,910.958              12.88            8,254,933
       Band 10                                            2,418,620.120              12.82           31,006,710
       Band 11                                            4,552,852.299              12.76           58,094,395
       Band 12                                            1,983,777.271              12.70           25,193,971
       Band 13                                            4,219,184.947              12.65           53,372,690
       Band 14                                            6,247,436.664              12.53           78,280,381
       Band 15                                               74,901.270              12.47              934,019
       Band 16                                              158,819.607              12.36            1,963,010
       Band 17                                            1,145,673.809              12.30           14,091,788
       Band 18                                              283,759.577              12.25            3,476,055
       Band 19                                              415,260.440              12.14            5,041,262
       Band 20                                            1,855,600.654              12.59           23,362,012
       Band 21                                              680,383.333              12.42            8,450,361
       Band 25                                               86,373.321              13.73            1,185,906
       Band 26                                              312,570.467              13.66            4,269,713
       Band 27                                              172,015.431              13.29            2,286,085
       Band 28                                               67,976.895              13.11              891,177
       Band 29                                              498,598.037              13.05            6,506,704
       Band 30                                              414,074.239              12.70            5,258,743
       Band 31                                              128,069.380              12.53            1,604,709
       Band 32                                               74,819.723              12.20              912,801
       Band 33                                               45,273.606              11.98              542,378
       Band 34                                               51,384.948              11.82              607,370
       Band 35                                               22,781.531              13.91              316,891
       Band 36                                                4,798.957              13.66               65,554
       Band 39                                                3,204.333              10.26               32,876
                                                         ---------------                         ---------------
                                                         40,240,618.408                          $  514,922,676
                                                         ===============                         ===============

     ING PIMCO Core Bond Advisor
     Contracts in accumulation period:
       Band 6                                               234,669.475     $        10.58       $    2,482,803
       Band 7                                                52,423.008              10.58              554,635


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING PIMCO Core Bond Advisor (continued)
       Band 10                                               51,809.872     $         10.55      $      546,594
       Band 11                                                1,888.854               10.55              19,927
       Band 12                                              393,726.363               10.54           4,149,876
       Band 20                                              537,681.288               10.53           5,661,784
                                                         ---------------                         ---------------
                                                          1,272,198.860                          $   13,415,619
                                                         ===============                         ===============

     ING Salomon Brothers All Cap
     Contracts in accumulation period:
       Band 2                                                53,903.976     $         10.48      $      564,914
       Band 3                                                 3,115.839               10.35              32,249
       Band 4                                               153,664.783               10.39           1,596,577
       Band 5                                               413,518.279               10.37           4,288,185
       Band 6                                             4,297,387.686               10.33          44,392,015
       Band 7                                             5,443,579.943               10.31          56,123,309
       Band 8                                             1,655,990.866               10.27          17,007,026
       Band 9                                               916,699.696               10.25           9,396,172
       Band 10                                            2,031,717.232               10.23          20,784,467
       Band 11                                            3,750,770.420               10.21          38,295,366
       Band 12                                            1,700,836.983               10.19          17,331,529
       Band 13                                            3,825,922.837               10.18          38,947,894
       Band 14                                            6,491,546.809               10.14          65,824,285
       Band 15                                                5,137.157               10.12              51,988
       Band 16                                              187,560.900               10.08           1,890,614
       Band 17                                            1,285,130.726               10.06          12,928,415
       Band 18                                              153,803.896               10.04           1,544,191
       Band 19                                              427,055.239               10.01           4,274,823
       Band 20                                            1,157,681.418               10.16          11,762,043
       Band 21                                              365,262.078               10.10           3,689,147
       Band 25                                               81,973.549               10.52             862,362
       Band 30                                                  176.527                9.83               1,735
       Band 31                                                1,942.457                9.83              19,094
                                                         ---------------                         ---------------
                                                         34,404,379.296                          $  351,608,400
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Salomon Brothers All Cap Advisor
     Contracts in accumulation period:
       Band 6                                                58,143.884     $        11.51       $      669,236
       Band 7                                                 1,801.919              11.51               20,740
       Band 10                                               30,182.493              11.48              346,495
       Band 11                                                2,126.107              11.48               24,408
       Band 12                                               77,632.288              11.47              890,442
       Band 20                                              146,821.251              11.46            1,682,572
                                                         ---------------                         ---------------
                                                            316,707.942                          $    3,633,893
                                                         ===============                         ===============

     ING Salomon Brothers Investors
     Contracts in accumulation period:
       Band 2                                                 6,730.549     $         9.40       $       63,267
       Band 3                                                   484.124               9.28                4,493
       Band 4                                                40,966.075               9.31              381,394
       Band 5                                               216,015.106               9.30            2,008,940
       Band 6                                             1,462,538.132               9.26           13,543,103
       Band 7                                             2,001,121.219               9.24           18,490,360
       Band 8                                               556,515.018               9.21            5,125,503
       Band 9                                               316,145.980               9.19            2,905,382
       Band 10                                            1,069,813.673               9.18            9,820,890
       Band 11                                            1,335,828.516               9.16           12,236,189
       Band 12                                              638,092.439               9.14            5,832,165
       Band 13                                            1,265,020.963               9.12           11,536,991
       Band 14                                            2,298,381.420               9.09           20,892,287
       Band 15                                                2,450.947               9.07               22,230
       Band 16                                               54,691.171               9.04              494,408
       Band 17                                              426,633.690               9.02            3,848,236
       Band 18                                               44,795.691               9.01              403,609
       Band 19                                              221,511.562               8.97            1,986,959
       Band 20                                              485,621.702               9.11            4,424,014
       Band 21                                              172,848.300               9.06            1,566,006
       Band 25                                               60,579.939               9.43              571,269
                                                         ---------------                         ---------------
                                                         12,676,786.216                          $  116,157,695
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Salomon Brothers Investors Advisor
     Contracts in accumulation period:
       Band 6                                                 9,701.827     $        11.19       $      108,563
       Band 7                                                   675.241              11.19                7,556
       Band 10                                               11,001.413              11.16              122,776
       Band 12                                                8,196.003              11.15               91,385
       Band 20                                               42,121.849              11.14              469,237
                                                         ---------------                         ---------------
                                                             71,696.333                          $      799,517
                                                         ===============                         ===============

     ING T. Rowe Price Capital Appreciation
     Currently payable annuity contracts:
       Band 1                                                   339.639     $        33.63       $       11,422
       Band 2                                                15,773.281              32.65              514,998
     Contracts in accumulation period:
       Band 1                                                40,044.500              33.63            1,346,697
       Band 2                                               991,088.413              32.65           32,359,036
       Band 3                                                20,241.466              30.99              627,283
       Band 4                                               393,367.478              31.50           12,391,076
       Band 5                                               329,192.777              31.23           10,280,690
       Band 6                                             5,831,682.748              30.81          179,674,145
       Band 7                                             5,304,196.986              30.54          161,990,176
       Band 8                                             3,780,823.940              30.14          113,954,034
       Band 9                                               658,130.809              29.87           19,658,367
       Band 10                                            1,691,253.823              29.65           50,145,676
       Band 11                                            5,198,973.564              29.43          153,005,792
       Band 12                                            1,961,924.834              29.21           57,307,824
       Band 13                                            4,221,994.487              28.99          122,395,620
       Band 14                                            4,781,606.518              28.56          136,562,682
       Band 15                                               11,754.018              28.35              333,226
       Band 16                                              151,335.963              27.93            4,226,813
       Band 17                                              711,562.292              27.72           19,724,507
       Band 18                                              233,859.891              27.51            6,433,486
       Band 19                                              269,799.267              27.10            7,311,560
       Band 20                                            1,721,398.149              28.78           49,541,839
       Band 21                                              346,357.275              28.14            9,746,494
       Band 25                                               94,464.954              33.14            3,130,569
                                                         ---------------                         ---------------
                                                         38,761,167.072                          $ 1,152,674,012
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING T. Rowe Price Capital Appreciation Advisor
     Contracts in accumulation period:
       Band 6                                                54,320.789     $        11.01       $    1,699,072
       Band 7                                                 3,341.553              11.00               36,757
       Band 10                                               54,940.814              10.98              603,250
       Band 11                                                2,346.123              10.98               25,760
       Band 12                                              425,041.375              10.97            4,662,704
       Band 20                                              528,050.002              10.96            5,787,428
                                                         ---------------                         ---------------
                                                          1,168,040.656                          $   12,814,971
                                                         ===============                         ===============

     ING T. Rowe Price Equity Income
     Currently payable annuity contracts:
       Band 1                                                 1,143.309     $        24.50       $       28,011
       Band 2                                                21,353.872              23.78              507,795
     Contracts in accumulation period:
       Band 1                                               106,794.214     $        24.50       $    2,616,458
       Band 2                                             1,835,224.648              23.78           43,641,642
       Band 3                                                29,022.048              22.58              655,318
       Band 4                                               206,839.926              22.95            4,746,976
       Band 5                                               243,597.918              22.75            5,541,853
       Band 6                                             3,124,477.528              22.45           70,144,521
       Band 7                                             2,914,223.375              22.25           64,841,470
       Band 8                                             2,139,700.119              21.95           46,966,418
       Band 9                                               373,463.725              21.76            8,126,571
       Band 10                                            1,235,307.976              21.60           26,682,652
       Band 11                                            3,304,785.745              21.44           70,854,606
       Band 12                                            1,169,276.767              21.28           24,882,210
       Band 13                                            2,194,520.081              21.12           46,348,264
       Band 14                                            2,908,311.365              20.81           60,521,960
       Band 15                                                  197.990              20.65                4,088
       Band 16                                               83,643.219              20.35            1,702,140
       Band 17                                              688,901.022              20.19           13,908,912
       Band 18                                              127,684.773              20.04            2,558,803
       Band 19                                              156,124.429              19.74            3,081,896


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING T. Rowe Price Equity Income (continued)
       Band 20                                              900,407.360     $        20.96       $   18,872,538
       Band 21                                              261,230.997              20.50            5,355,235
       Band 24                                                  875.356              25.61               22,418
       Band 25                                               65,916.779              24.14            1,591,231
                                                         ---------------                         ---------------
                                                         24,093,024.541                          $  524,203,986
                                                         ===============                         ===============

     ING T. Rowe Price Equity Income Advisor
     Contracts in accumulation period:
       Band 6                                               131,774.532     $        10.77       $    1,419,212
       Band 10                                               68,183.906              10.75              732,977
       Band 11                                                1,731.203              10.74               18,593
       Band 12                                              161,897.581              10.73            1,737,161
       Band 20                                              307,066.008              10.72            3,291,748
                                                         ---------------                         ---------------
                                                            670,653.230                          $    7,199,691
                                                         ===============                         ===============

     ING UBS U.S. Balanced
     Contracts in accumulation period:
       Band 2                                                16,606.854     $         7.96       $      132,191
       Band 4                                                24,497.414               7.90              193,530
       Band 5                                                74,030.961               7.89              584,104
       Band 6                                               752,663.077               7.86            5,915,932
       Band 7                                             1,292,704.182               7.85           10,147,728
       Band 8                                               195,852.089               7.83            1,533,522
       Band 9                                               184,411.824               7.82            1,442,100
       Band 10                                              390,002.935               7.80            3,042,023
       Band 11                                              619,002.102               7.79            4,822,026
       Band 12                                              474,799.888               7.78            3,693,943
       Band 13                                            1,010,009.813               7.77            7,847,776
       Band 14                                            1,433,689.547               7.74           11,096,757
       Band 16                                               34,821.373               7.71              268,473
       Band 17                                              243,014.587               7.70            1,871,212
       Band 18                                               38,701.818               7.69              297,617
       Band 19                                               80,115.586               7.66              613,685


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING UBS U.S. Balanced (continued)
       Band 20                                              248,344.409     $         7.76       $    1,927,153
       Band 21                                              108,550.019               7.72              838,006
       Band 25                                               21,041.507               7.98              167,911
                                                         ---------------                         ---------------
                                                          7,242,859.985                          $   56,435,689
                                                         ===============                         ===============

     ING UBS U.S. Balanced Advisor
     Contracts in accumulation period:
       Band 6                                                16,785.583     $        10.57       $      177,424
       Band 10                                                  518.813              10.56                5,479
       Band 12                                                5,222.472              10.56               55,149
       Band 20                                                7,558.186              10.55               79,739
                                                         ---------------                         ---------------
                                                             30,085.054                          $      317,791
                                                         ===============                         ===============

     ING Van Kampen Equity Growth
     Contracts in accumulation period:
       Band 2                                                 8,287.096     $         8.76       $       72,595
       Band 4                                                 3,927.341               8.73               34,286
       Band 5                                                26,384.853               8.72              230,076
       Band 6                                               273,749.840               8.71            2,384,361
       Band 7                                               474,267.195               8.70            4,126,125
       Band 8                                               119,307.406               8.69            1,036,781
       Band 9                                                30,421.940               8.69              264,367
       Band 10                                              110,862.979               8.68              962,291
       Band 11                                              221,452.774               8.67            1,919,996
       Band 12                                              184,736.231               8.67            1,601,663
       Band 13                                              243,271.651               8.66            2,106,732
       Band 14                                              361,923.534               8.65            3,130,639
       Band 16                                                3,577.784               8.63               30,876
       Band 17                                               68,745.384               8.62              592,585
       Band 18                                               10,575.215               8.62               91,158
       Band 19                                               28,301.171               8.60              243,390
       Band 20                                              135,120.215               8.65            1,168,790
       Band 21                                               53,797.609               8.64              464,811
       Band 25                                                2,088.398               8.77               18,315
                                                         ---------------                         ---------------
                                                          2,360,798.616                          $   20,479,837
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Van Kampen Equity Growth Advisor
     Contracts in accumulation period:
       Band 6                                                65,742.777     $        10.73       $      705,420
       Band 10                                               40,294.427              10.71              431,553
       Band 11                                                2,424.807              10.70               25,945
       Band 12                                               58,139.186              10.69              621,508
       Band 20                                              236,554.303              10.68            2,526,400
                                                         ---------------                         ---------------
                                                            403,155.500                          $    4,310,826
                                                         ===============                         ===============

     ING Van Kampen Global Franchise
     Contracts in accumulation period:
       Band 1                                                   312.947     $         9.65       $        3,020
       Band 2                                                 1,343.991               9.62               12,929
       Band 4                                                 7,523.808               9.59               72,153
       Band 5                                                53,646.848               9.58              513,937
       Band 6                                               623,339.263               9.57            5,965,357
       Band 7                                               710,018.571               9.56            6,787,778
       Band 8                                               184,985.441               9.55            1,766,611
       Band 9                                                40,210.361               9.54              383,607
       Band 10                                              328,558.999               9.53            3,131,167
       Band 11                                              359,206.646               9.53            3,423,239
       Band 12                                              172,069.840               9.52            1,638,105
       Band 13                                              388,293.756               9.51            3,692,674
       Band 14                                              747,902.235               9.50            7,105,071
       Band 16                                               13,751.319               9.48              130,363
       Band 17                                              140,883.946               9.47            1,334,171
       Band 18                                               15,172.252               9.46              143,530
       Band 19                                               90,572.694               9.45              855,912
       Band 20                                              294,293.808               9.51            2,798,734
       Band 21                                               67,164.961               9.48              636,724
       Band 25                                               10,204.560               9.64               98,372
                                                         ---------------                         ---------------
                                                          4,249,456.246                          $   40,493,454
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Van Kampen Global Franchise Advisor
     Contracts in accumulation period:
       Band 6                                               253,139.020     $        10.28       $    2,602,269
       Band 7                                                 4,077.726              10.28               41,919
       Band 8                                                   246.391              10.27                2,530
       Band 10                                               68,843.084              10.26              706,330
       Band 11                                                1,769.381              10.25               18,136
       Band 12                                              212,187.682              10.25            2,174,924
       Band 20                                              401,020.902              10.24            4,106,454
                                                         ---------------                         ---------------
                                                            941,284.186                          $    9,652,562
                                                         ===============                         ===============

     ING Van Kampen Growth and Income
     Currently payable annuity contracts:
       Band 1                                                   347.162     $        21.56       $        7,485
       Band 2                                                 5,203.704              21.13              109,954
     Contracts in accumulation period:
       Band 1                                                11,051.538              21.56              238,271
       Band 2                                             1,016,034.458              21.13           21,468,808
       Band 3                                                38,672.252              20.39              788,527
       Band 4                                               690,104.159              20.63           14,236,849
       Band 5                                               261,286.871              20.50            5,356,381
       Band 6                                             5,751,754.187              20.32          116,875,645
       Band 7                                             2,414,847.455              20.19           48,755,770
       Band 8                                             6,322,638.582              20.02          126,579,224
       Band 9                                               470,109.625              19.89            9,350,480
       Band 10                                              960,026.244              19.79           18,998,919
       Band 11                                            6,696,510.138              19.69          131,854,285
       Band 12                                              789,238.555              19.59           15,461,183
       Band 13                                            1,906,953.965              19.49           37,166,533
       Band 14                                            2,292,878.779              19.29           44,229,632
       Band 15                                                  838.302              19.19               16,087
       Band 16                                               47,174.272              19.00              896,311
       Band 17                                              353,336.027              18.90            6,678,051
       Band 18                                               84,081.406              18.81            1,581,571
       Band 19                                               97,177.376              18.62            1,809,443


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Van Kampen Growth and Income (continued)
       Band 20                                              513,247.736     $        19.39       $    9,951,874
       Band 21                                              204,129.884              19.10            3,898,881
       Band 24                                                   48.633              22.22                1,081
       Band 25                                               52,531.434              21.35            1,121,546
                                                         ---------------                         ---------------
                                                         30,980,222.744                          $  617,432,791
                                                         ===============                         ===============

     ING Van Kampen Growth and Income Advisor
     Contracts in accumulation period:
       Band 6                                               320,677.417     $        10.92       $    3,501,797
       Band 7                                                10,903.467              10.92              119,066
       Band 10                                               60,768.791              10.89              661,772
       Band 11                                                1,868.536              10.89               20,348
       Band 12                                              311,281.332              10.88            3,386,741
       Band 20                                              719,952.386              10.87            7,825,882
                                                         ---------------                         ---------------
                                                          1,425,451.929                          $   15,515,606
                                                         ===============                         ===============

     ING Van Kampen Real Estate
     Currently payable annuity contracts:
       Band 2                                                 2,299.980     $        37.36       $       85,927
      Contracts in accumulation period:
       Band 1                                                11,632.465              38.48              447,617
       Band 2                                               254,493.095              37.36            9,507,862
       Band 3                                                 3,510.658              35.46              124,488
       Band 4                                                89,574.559              36.05            3,229,163
       Band 5                                                78,618.018              35.74            2,809,808
       Band 6                                             1,314,857.144              35.26           46,361,863
       Band 7                                             1,302,782.749              34.95           45,532,257
       Band 8                                               751,956.275              34.48           25,927,452
       Band 9                                               160,253.652              34.18            5,477,470
       Band 10                                              323,492.583              33.92           10,972,868
       Band 11                                              993,132.015              33.67           33,438,755
       Band 12                                              370,862.163              33.42           12,394,213
       Band 13                                              826,918.072              33.17           27,428,872
       Band 14                                            1,071,373.529              32.68           35,012,487
       Band 15                                                  681.022              32.44               22,092
       Band 16                                               34,061.118              31.96            1,088,593
       Band 17                                              121,221.030              31.72            3,845,131
       Band 18                                               29,883.506              31.48              940,733


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Van Kampen Real Estate (continued)
       Band 19                                               71,047.992     $        31.01       $    2,203,198
       Band 20                                              359,746.361              32.93           11,846,448
       Band 21                                               48,364.321              32.20            1,557,331
       Band 24                                                   73.330              40.23                2,950
       Band 25                                               15,119.115              37.92              573,317
                                                         ---------------                         ---------------
                                                          8,235,954.752                          $  280,830,895
                                                         ===============                         ===============

     ING Van Kampen Real Estate Advisor
     Contracts in accumulation period:
       Band 6                                                74,823.020     $        12.07       $      903,114
       Band 7                                                11,652.281              12.06              140,527
       Band 10                                               16,095.677              12.03              193,631
       Band 12                                               72,794.647              12.02              874,992
       Band 20                                              186,473.565              12.01            2,239,548
                                                         ---------------                         ---------------
                                                            361,839.190                          $    4,351,812
                                                         ===============                         ===============

     ING Alger Aggressive Growth
     Contracts in accumulation period:
       Band 35                                               35,076.615     $         8.73       $      306,219
       Band 36                                                1,720.680               8.70               14,970
       Band 38                                                1,938.324              10.67               20,682
                                                         ---------------                         ---------------
                                                             38,735.619                          $      341,871
                                                         ===============                         ===============

     ING Alger Growth
     Contracts in accumulation period:
       Band 35                                               12,627.636     $         7.82       $       98,748
       Band 38                                                1,579.140              10.45               16,502
                                                         ---------------                         ---------------
                                                             14,206.776                          $      115,250
                                                         ===============                         ===============

     ING American Century Small Cap Value
     Contracts in accumulation period:
       Band 35                                               11,454.494     $         9.55       $      109,390
       Band 36                                                  873.064               9.52                8,312
       Band 39                                                  494.749              10.36                5,126
                                                         ---------------                         ---------------
                                                             12,822.307                          $      122,828
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Baron Small Cap Growth
     Contracts in accumulation period:
       Band 35                                               35,036.053     $        10.47       $      366,827
       Band 36                                               12,493.227              10.44              130,429
       Band 37                                                  500.686              10.42                5,217
       Band 39                                                1,813.036              10.43               18,910
                                                         ---------------                         ---------------
                                                             49,843.002                          $      521,383
                                                         ===============                         ===============

     ING JPMorgan Fleming International
     Contracts in accumulation period:
       Band 5                                                   978.538     $        10.25       $       10,030
       Band 6                                                 8,986.588              10.25               92,113
       Band 7                                                 4,118.670              10.25               42,216
       Band 8                                                 1,968.967              10.25               20,182
       Band 9                                                   601.829              10.25                6,169
       Band 10                                               11,719.901              10.25              120,129
       Band 11                                                3,892.502              10.25               39,898
       Band 12                                                5,786.668              10.25               59,313
       Band 13                                               84,036.032              10.25              861,369
       Band 14                                               34,661.447              10.25              355,280
       Band 15                                                1,309.564              10.25               13,423
       Band 17                                                2,757.482              10.24               28,237
       Band 18                                                  697.659              10.24                7,144
       Band 19                                                8,538.207              10.24               87,431
       Band 20                                                9,185.191              10.25               94,148
       Band 21                                                4,607.554              10.24               47,181
       Band 26                                                  659.099              10.25                6,756
       Band 27                                                   22.823              10.25                  234
       Band 29                                                  289.621              10.25                2,969
       Band 35                                               21,115.123               9.01              190,247
       Band 36                                                  740.755               8.98                6,652
       Band 38                                                  789.607              10.55                8,330
                                                         ---------------                         ---------------
                                                             207,463.827                         $    2,099,451
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING JPMorgan Mid Cap Value
     Contracts in accumulation period:
       Band 9                                                 5,075.746     $        10.57       $       53,651
       Band 13                                                  575.654              10.54                6,067
       Band 15                                               16,758.376              10.51              176,131
       Band 26                                               34,265.581              10.66              365,271
       Band 27                                                8,418.741              10.62               89,407
       Band 28                                                3,265.250              10.60               34,612
       Band 29                                               59,847.857              10.59              633,789
       Band 30                                               28,653.961              10.54              302,013
       Band 31                                               67,900.116              10.52              714,309
       Band 32                                                6,645.438              10.48               69,644
       Band 33                                                7,852.459              10.45               82,058
       Band 34                                               19,365.410              10.42              201,788
       Band 35                                                8,473.467              10.69               90,581
       Band 36                                                1,438.732              10.66               15,337
                                                         ---------------                         ---------------
                                                            268,536.788                          $    2,834,658
                                                         ===============                         ===============

     ING MFS(R) Capital Opportunities (Initial Class)
     Contracts in accumulation period:
       Band 9                                                12,442.079     $         7.01       $       87,219
       Band 13                                                6,101.487               6.98               42,588
       Band 15                                               23,765.748               6.95              165,172
       Band 26                                               25,371.809               7.11              180,394
       Band 27                                               22,945.610               7.06              161,996
       Band 28                                               16,331.519               7.04              114,974
       Band 29                                               67,694.550               7.03              475,893
       Band 30                                               37,970.416               6.98              265,034
       Band 31                                               37,003.674               6.96              257,546
       Band 32                                               11,411.253               6.91               78,852
       Band 33                                                1,214.920               6.88                8,359
       Band 34                                                4,468.816               6.86               30,656
                                                         ---------------                         ---------------
                                                            266,721.881                          $    1,868,683
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING MFS(R) Capital Opportunities (Service Class)
     Contracts in accumulation period:
       Band 35                                               35,858.550     $         7.89       $      282,924
                                                         ---------------                         ---------------
                                                             35,858.550                          $      282,924
                                                         ===============                         ===============

     ING MFS(R) Global Growth
     Contracts in accumulation period:
       Band 9                                                 1,799.948     $         9.54       $       17,172
       Band 13                                                1,041.328               9.51                9,903
       Band 15                                                    1.759               9.49                   17
       Band 26                                               12,865.929               9.63              123,899
       Band 27                                                4,027.812               9.59               38,627
       Band 28                                                1,151.193               9.57               11,017
       Band 29                                               12,976.263               9.56              124,053
       Band 30                                                9,148.524               9.52               87,094
       Band 31                                                4,731.304               9.50               44,947
       Band 32                                                3,130.453               9.46               29,614
       Band 33                                                3,018.908               9.43               28,468
       Band 34                                                1,074.687               9.41               10,113
       Band 35                                                3,127.420               9.66               30,211
       Band 36                                                1,356.723               9.63               13,065
                                                         ---------------                         ---------------
                                                             59,452.251                          $      568,200
                                                         ===============                         ===============

     ING MFS Research Equity
     Contracts in accumulation period:
       Band 35                                                7,241.889     $         8.23       $       59,601
       Band 37                                                2,041.391               8.18               16,699
       Band 40                                                  730.531              10.19                7,444
                                                         ---------------                         ---------------
                                                             10,013.811                          $       83,744
                                                         ===============                         ===============

     ING OpCap Balanced Value
     Contracts in accumulation period:
       Band 35                                               34,704.124     $         9.28       $      322,054
                                                         ---------------                         ---------------
                                                             34,704.124                          $      322,054
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING PIMCO Total Return
     Contracts in accumulation period:
       Band 35                                              125,388.140     $        11.11       $    1,393,029
       Band 36                                                1,664.912              11.08               18,447
       Band 37                                                1,150.475              11.05               12,713
       Band 39                                                2,470.481              10.23               25,273
                                                         ---------------                         ---------------
                                                            130,671.008                          $    1,449,462
                                                         ===============                         ===============

     ING Salomon Brothers Aggressive Growth
     Contracts in accumulation period:
       Band 2                                                   678.429     $         9.84       $        6,676
       Band 5                                                 3,594.310               9.83               35,332
       Band 6                                                21,638.591               9.83              212,707
       Band 7                                                77,557.393               9.83              762,389
       Band 8                                                   868.851               9.83                8,541
       Band 9                                                   827.332               9.83                8,133
       Band 10                                               15,612.608               9.83              153,472
       Band 11                                               11,385.476               9.83              111,919
       Band 12                                               10,979.497               9.83              107,928
       Band 13                                                3,229.240               9.83               31,743
       Band 14                                               54,619.018               9.83              536,905
       Band 15                                                1,539.247               9.83               15,131
       Band 17                                               22,244.664               9.83              218,665
       Band 18                                                1,936.372               9.83               19,035
       Band 19                                                2,756.740               9.82               27,071
       Band 20                                               11,491.019               9.83              112,957
       Band 21                                                  162.772               9.83                1,600
       Band 29                                               10,647.129               9.83              104,661
       Band 31                                                  106.597               9.83                1,048
                                                         ---------------                         ---------------
                                                            251,875.285                          $    2,475,913
                                                         ===============                         ===============

     ING Salomon Brothers Fundamental Value
     Contracts in accumulation period:
       Band 35                                               43,515.971     $         9.14       $      397,736
       Band 36                                                  128.548               9.11                1,171
       Band 38                                                2,756.216              10.48               28,885
                                                         ---------------                         ---------------
                                                             46,400.735                          $      427,792
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Salomon Brothers Investors Value
     Contracts in accumulation period:
       Band 35                                               32,254.542     $         8.76       $      282,550
       Band 37                                                1,116.346               8.71                9,723
                                                         ---------------                         ---------------
                                                             33,370.888                          $      292,273
                                                         ===============                         ===============

     ING T. Rowe Price Growth Equity
     Contracts in accumulation period:
       Band 35                                              161,515.375     $         8.75       $    1,413,260
       Band 36                                               18,613.107               8.72              162,306
       Band 37                                                1,597.478               8.69               13,882
       Band 38                                               10,230.089              10.34              105,779
       Band 39                                                  502.797              10.33                5,194
                                                         ---------------                         ---------------
                                                            192,458.846                          $    1,700,421
                                                         ===============                         ===============

     ING UBS Tactical Asset Allocation
     Contracts in accumulation period:
       Band 35                                                5,456.890     $         8.52       $       46,493
                                                         ---------------                         ---------------
                                                              5,456.890                                  46,493
                                                         ===============                         ===============

     ING Van Kampen Comstock
     Contracts in accumulation period:
       Band 6                                               422,385.198     $         9.54       $    4,029,555
       Band 7                                                24,074.085               9.54              229,667
       Band 9                                                10,750.766               9.51              102,240
       Band 10                                               93,657.448               9.51              890,682
       Band 11                                                3,598.687               9.50               34,188
       Band 12                                              395,669.821               9.49            3,754,907
       Band 13                                                8,599.969               9.49               81,614
       Band 15                                               23,516.695               9.47              222,703
       Band 20                                            1,121,196.422               9.48           10,628,942
       Band 26                                               49,737.311               9.60              477,478
       Band 27                                               40,714.518               9.56              389,231
       Band 28                                                4,728.207               9.54               45,107
       Band 29                                               89,855.351               9.53              856,321
       Band 30                                               45,374.674               9.49              430,606


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Van Kampen Comstock (continued)
       Band 31                                               41,963.611     $         9.47       $      397,395
       Band 32                                               24,324.280               9.43              229,378
       Band 33                                               10,300.416               9.41               96,927
       Band 34                                               22,574.700               9.39              211,976
       Band 35                                               79,396.597               9.63              764,589
       Band 36                                                7,335.201               9.60               70,418
       Band 39                                                1,325.826              10.40               13,789
                                                         ---------------                         ---------------
                                                          2,521,079.783                          $   23,957,713
                                                         ===============                         ===============

     ING VIT Worldwide Growth
     Contracts in accumulation period:
       Band 2                                                 4,652.870     $         6.08       $       28,289
       Band 4                                                12,313.330               6.03               74,249
       Band 5                                                96,202.528               6.01              578,177
       Band 6                                               696,900.127               5.99            4,174,432
       Band 7                                             1,168,484.511               5.98            6,987,537
       Band 8                                               130,357.817               5.96              776,933
       Band 9                                               112,426.067               5.95              668,935
       Band 10                                              394,398.768               5.94            2,342,729
       Band 11                                              391,532.559               5.93            2,321,788
       Band 12                                              516,632.718               5.92            3,058,466
       Band 13                                              867,061.319               5.91            5,124,332
       Band 14                                            1,389,805.290               5.89            8,185,953
       Band 15                                                3,247.216               5.88               19,094
       Band 16                                               38,223.542               5.86              223,990
       Band 17                                              242,415.304               5.85            1,418,130
       Band 18                                               58,499.398               5.84              341,636
       Band 19                                              102,789.519               5.82              598,235
       Band 20                                              490,353.547               5.90            2,893,086
       Band 21                                              112,694.258               5.87              661,515
       Band 25                                               30,333.580               6.10              185,035
       Band 26                                               25,365.834               6.09              154,478
       Band 27                                               21,088.921               6.02              126,955
       Band 28                                                3,304.662               5.99               19,795
       Band 29                                               41,934.438               5.98              250,768


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING VIT Worldwide Growth (continued)
       Band 30                                               22,211.435     $         5.92       $      131,492
       Band 31                                                8,440.465               5.89               49,714
       Band 32                                                8,272.812               5.83               48,230
       Band 33                                               42,446.263               5.79              245,764
       Band 34                                                2,764.658               5.76               15,924
                                                         ---------------                         ---------------
                                                          7,035,153.756                          $   41,705,661
                                                         ===============                         ===============

     ING VP Balanced
     Contracts in accumulation period:
       Band 35                                               59,840.650     $        10.58       $      633,114
       Band 37                                                1,226.822              10.56               12,955
       Band 38                                                3,556.438              10.31               36,667
       Band 39                                                  305.974              10.31                3,155
                                                         ---------------                         ---------------
                                                             64,929.884                          $      685,891
                                                         ===============                         ===============

     ING VP Bond
     Contracts in accumulation period:
       Band 1                                                 7,635.872     $        11.15       $       85,140
       Band 2                                                13,832.569              11.11              153,680
       Band 3                                                   440.015              11.06                4,867
       Band 4                                                15,870.389              11.07              175,685
       Band 5                                                71,799.135              11.07              794,816
       Band 6                                             1,087,957.738              11.05           12,021,933
       Band 7                                               879,053.019              11.04            9,704,745
       Band 8                                               324,900.645              11.03            3,583,654
       Band 9                                                51,783.734              11.02              570,657
       Band 10                                              275,808.231              11.01            3,036,649
       Band 11                                              674,400.792              11.00            7,418,409
       Band 12                                              262,275.244              10.99            2,882,405
       Band 13                                              720,135.273              10.99            7,914,287
       Band 14                                              952,412.873              10.97           10,447,969
       Band 16                                               26,538.893              10.95              290,601
       Band 17                                              144,411.130              10.94            1,579,858
       Band 18                                               73,827.521              10.93              806,935
       Band 19                                               34,086.533              10.92              372,225


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING VP Bond (continued)
       Band 20                                              756,373.404     $        10.98       $    8,304,980
       Band 21                                               53,820.225              10.96              589,870
       Band 25                                               10,419.411              11.13              115,968
       Band 35                                              113,917.804              11.15            1,270,184
       Band 36                                                3,637.195              11.12               40,446
       Band 38                                                1,859.027              10.27               19,092
       Band 40                                                  735.167              10.27                7,550
                                                         ---------------                         ---------------
                                                          6,557,931.839                          $   72,192,605
                                                         ===============                         ===============

     ING VP Growth
     Contracts in accumulation period:
       Band 35                                               26,618.371     $         8.15       $      216,940
       Band 37                                                6,226.812               8.10               50,437
                                                         ---------------                         ---------------
                                                             32,845.183                          $      267,377
                                                         ===============                         ===============

     ING VP Index Plus LargeCap
     Contracts in accumulation period:
       Band 4                                                29,434.258     $         8.08       $      237,829
       Band 5                                                61,395.272               8.07              495,460
       Band 6                                               316,190.702               8.06            2,548,497
       Band 7                                               469,369.642               8.05            3,778,426
       Band 8                                                64,547.227               8.03              518,314
       Band 9                                                33,778.038               8.02              270,900
       Band 10                                              130,428.169               8.01            1,044,730
       Band 11                                              391,326.676               8.00            3,130,613
       Band 12                                               65,342.363               7.99              522,085
       Band 13                                              170,197.246               7.98            1,358,174
       Band 14                                              455,758.437               7.96            3,627,837
       Band 15                                               32,381.462               7.96              257,756
       Band 16                                                8,238.395               7.94               65,413
       Band 17                                              177,267.372               7.93            1,405,730
       Band 18                                               13,900.472               7.92              110,092
       Band 19                                              116,011.206               7.90              916,489


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING VP Index Plus LargeCap (continued)
       Band 20                                             195,114.843      $         7.97       $    1,555,065
       Band 21                                              26,558.478                7.95              211,140
       Band 26                                             263,891.043                8.14            2,148,073
       Band 27                                              71,843.238                8.08              580,493
       Band 28                                              34,505.587                8.05              277,770
       Band 29                                             327,232.293                8.05            2,634,220
       Band 30                                              75,143.991                7.99              600,400
       Band 31                                              48,436.925                7.96              385,558
       Band 32                                              27,977.659                7.91              221,303
       Band 33                                              18,966.907                7.88              149,459
       Band 34                                              19,670.564                7.85              154,414
       Band 35                                             681,557.157                8.17            5,568,322
       Band 36                                              30,716.272                8.14              250,030
       Band 37                                              10,674.312                8.11               86,569
       Band 38                                              11,395.447               10.29              117,259
       Band 39                                               5,508.972               10.29               56,687
                                                         --------------                          ---------------
                                                         4,384,760.625                           $   35,285,107
                                                         ==============                          ===============

     ING VP Index Plus MidCap
     Contracts in accumulation period:
       Band 9                                                33,018.35     $          9.87       $      325,888
       Band 13                                              13,562.445                9.83              133,319
       Band 15                                              33,652.890                9.80              329,798
       Band 26                                             195,200.909               10.02            1,955,913
       Band 27                                              95,872.102                9.95              953,927
       Band 28                                              30,496.358                9.92              302,524
       Band 29                                             189,864.711                9.91            1,881,559
       Band 30                                             139,400.342                9.84            1,371,699
       Band 31                                              82,815.651                9.81              812,422
       Band 32                                              23,962.319                9.74              233,393
       Band 33                                              17,134.370                9.70              166,203
       Band 34                                              20,100.673                9.67              194,374


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING VP Index Plus MidCap (continued)
       Band 35                                              249,734.418     $        10.06       $    2,512,328
       Band 36                                               31,981.564              10.02              320,455
       Band 37                                                1,568.324               9.98               15,652
       Band 38                                                6,849.479              10.56               72,330
       Band 39                                                2,398.983              10.56               25,333
                                                         ---------------                         ---------------
                                                          1,167,613.573                          $   11,607,117
                                                         ===============                         ===============

     ING VP Index Plus SmallCap
     Contracts in accumulation period:
       Band 9                                                38,475.087     $        10.12       $      389,368
       Band 13                                               10,056.812              10.07              101,272
       Band 15                                               16,508.284              10.04              165,743
       Band 26                                              134,891.679              10.27            1,385,338
       Band 27                                               82,500.806              10.20              841,508
       Band 28                                               16,076.910              10.16              163,341
       Band 29                                              158,949.618              10.15            1,613,339
       Band 30                                               92,121.771              10.08              928,587
       Band 31                                               74,605.223              10.05              749,782
       Band 32                                               21,879.509               9.98              218,357
       Band 33                                               18,442.495               9.94              183,318
       Band 34                                               20,899.706               9.90              206,907
       Band 35                                              121,335.596              10.31            1,250,970
       Band 36                                                3,167.027              10.27               32,525
       Band 37                                                  541.596              10.23                5,541
       Band 39                                                  591.526              10.54                6,235
                                                         ---------------                         ---------------
                                                            811,043.645                          $    8,242,131
                                                         ===============                         ===============

     ING VP International Equity
     Contracts in accumulation period:
       Band 35                                                6,882.143     $         8.23       $       56,640
                                                         ---------------                         ---------------
                                                              6,882.143                          $       56,640
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING VP Small Companu
     Contracts in accumulation period:
       Band 35                                               54,643.419     $         9.33       $      509,823
       Band 36                                                4,206.515               9.30               39,121
       Band 37                                                3,097.695               9.28               28,747
       Band 38                                                5,282.323              10.70               56,521
       Band 39                                                1,965.812              10.70               21,034
       Band 40                                                  460.540              10.70                4,928
                                                         ---------------                         ---------------
                                                             69,656.304                          $      660,174
                                                         ===============                         ===============

     ING VP Value Opportunity
     Contracts in accumulation period:
       Band 9                                                 4,007.510     $         7.16       $       28,694
       Band 13                                                1,596.110               7.13               11,380
       Band 15                                                3,065.091               7.11               21,793
       Band 26                                               44,752.397               7.27              325,350
       Band 27                                               17,265.834               7.22              124,659
       Band 28                                                7,107.926               7.20               51,177
       Band 29                                               50,391.852               7.19              362,317
       Band 30                                               30,695.307               7.14              219,164
       Band 31                                                5,412.945               7.12               38,540
       Band 32                                               20,856.990               7.07              147,459
       Band 33                                                1,526.390               7.04               10,746
       Band 34                                               16,767.905               7.01              117,543
       Band 35                                               37,518.214               7.30              273,883
       Band 36                                                  159.067               7.27                1,156
                                                         ---------------                         ---------------
                                                            241,123.538                          $    1,733,861
                                                         ===============                         ===============

     ING VP Convertible
     Contracts in accumulation period:
       Band 9                                                 7,734.491     $        10.83       $       83,765
       Band 13                                                4,750.123              10.79               51,254
       Band 15                                                5,808.591              10.75               62,442
       Band 26                                               81,936.767              10.99              900,485
       Band 27                                               32,816.944              10.92              358,361
       Band 28                                                3,743.904              10.88               40,734


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING VP Convertible (continued)
       Band 29                                               59,168.156     $        10.87       $      643,162
       Band 30                                               43,874.550              10.80              473,845
       Band 31                                                7,544.442              10.76               81,178
       Band 32                                               24,412.068              10.69              260,965
       Band 33                                               20,675.578              10.64              219,988
       Band 34                                                3,058.722              10.61               32,453
                                                         ---------------                         ---------------
                                                            295,524.696                          $    3,208,632
                                                         ===============                         ===============
     ING VP Growth and Income
     Contracts in accumulation period:
       Band 35                                              121,951.584     $        10.77       $    1,313,419
       Band 38                                                4,264.117              10.26               43,750
                                                         ---------------                         ---------------
                                                            126,215.701                          $    1,357,169
                                                         ===============                         ===============

     ING VP Growth Opportunities
     Contracts in accumulation period:
       Band 4                                                 3,376.443     $         6.20       $       20,934
       Band 5                                                24,402.517               6.19              151,052
       Band 6                                               286,551.077               6.18            1,770,886
       Band 7                                               612,566.757               6.17            3,779,537
       Band 8                                               108,386.612               6.15              666,578
       Band 9                                                39,328.948               6.15              241,873
       Band 10                                              211,886.112               6.14            1,300,981
       Band 11                                              251,505.822               6.13            1,541,731
       Band 12                                              218,657.816               6.12            1,338,186
       Band 13                                              347,452.057               6.11            2,122,932
       Band 14                                              575,288.993               6.10            3,509,263
       Band 16                                               14,377.054               6.08               87,412
       Band 17                                              118,444.665               6.07              718,959
       Band 18                                               21,800.844               6.06              132,113
       Band 19                                               85,336.298               6.05              516,285
       Band 20                                              274,361.972               6.11            1,676,352
       Band 21                                               48,469.999               6.08              294,698
       Band 25                                                3,212.799               6.25               20,080
       Band 35                                                5,351.655               6.27               33,555
                                                         ---------------                         ---------------
                                                          3,250,758.440                          $   19,923,407
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING VP International Value
     Contracts in accumulation period:
       Band 35                                               36,021.660     $         9.70       $      349,410
       Band 36                                                  351.025               9.67                3,394
       Band 38                                                  776.106              10.73                8,328
                                                         ---------------                         ---------------
                                                             37,148.791                          $      361,132
                                                         ===============                         ===============

   ING VP Large Company Value
   Contracts in accumulation period:
     Band 9                                                   8,992.532     $         8.91       $       80,123
     Band 13                                                  3,392.700               8.87               30,093
     Band 15                                                  7,516.338               8.84               66,444
     Band 26                                                 30,299.533               9.04              273,908
     Band 27                                                 24,445.871               8.98              219,524
     Band 28                                                 14,120.587               8.95              126,379
     Band 29                                                 50,984.153               8.94              455,798
     Band 30                                                 19,533.804               8.88              173,460
     Band 31                                                  9,240.336               8.85               81,777
     Band 32                                                  3,933.658               8.79               34,577
     Band 33                                                 10,206.005               8.75               89,303
     Band 34                                                  6,290.373               8.72               54,852
                                                         ---------------                         ---------------
                                                            188,955.890                          $    1,686,238
                                                         ===============                         ===============

      ING VP LargeCap Growth
      Contracts in accumulation period:
       Band 9                                                 5,005.227     $         7.27       $       36,388
       Band 13                                                  380.502               7.24                2,755
       Band 15                                               11,810.676               7.21               85,155
       Band 26                                               77,848.758               7.38              574,524
       Band 27                                               35,016.031               7.33              256,668
       Band 28                                                6,658.764               7.30               48,609
       Band 29                                               52,351.213               7.29              381,640
       Band 30                                               40,583.907               7.24              293,827


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING VP LargeCap Growth (continued)
       Band 31                                               18,946.653     $         7.22       $      136,795
       Band 32                                                5,667.865               7.17               40,639
       Band 33                                                2,317.559               7.14               16,547
       Band 34                                                2,008.009               7.12               14,297
                                                         ---------------                         ---------------
                                                            258,595.164                          $    1,887,844
                                                         ===============                         ===============

     ING VP MagnaCap
     Contracts in accumulation period:
       Band 2                                                 5,811.613     $         8.15       $       47,365
       Band 4                                                 4,160.013               8.10               33,696
       Band 5                                                15,976.529               8.09              129,250
       Band 6                                               291,116.740               8.07            2,349,312
       Band 7                                               490,703.352               8.06            3,955,069
       Band 8                                                42,805.122               8.04              344,153
       Band 9                                                39,474.495               8.03              316,980
       Band 10                                              203,558.631               8.02            1,632,540
       Band 11                                              192,176.773               8.01            1,539,336
       Band 12                                              132,420.577               8.00            1,059,365
       Band 13                                              251,979.753               7.99            2,013,318
       Band 14                                              361,923.617               7.97            2,884,531
       Band 15                                                4,535.600               7.96               36,103
       Band 16                                               21,885.449               7.94              173,770
       Band 17                                               59,770.619               7.93              473,981
       Band 18                                               12,185.579               7.92               96,510
       Band 19                                               17,081.603               7.90              134,945
       Band 20                                              163,711.732               7.98            1,306,420
       Band 21                                               31,958.529               7.95              254,070
       Band 25                                                5,401.293               8.17               44,129
       Band 26                                               27,509.795               8.16              224,480
       Band 27                                                3,804.833               8.10               30,819
       Band 28                                                4,976.938               8.07               40,164
       Band 29                                               26,644.023               8.06              214,751
       Band 30                                                7,881.218               8.00               63,050


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING VP MagnaCap (continued)
       Band 31                                               11,335.671     $         7.97       $       90,345
       Band 32                                                1,471.448               7.92               11,654
       Band 34                                                  247.663               7.85                1,944
                                                         ---------------                         ---------------
                                                          2,432,509.208                          $   19,502,050
                                                         ===============                         ===============

     ING VP MidCap Opportunities
     Contracts in accumulation period:
       Band 35                                               28,408.570     $         8.81       $      250,280
                                                         ---------------                         ---------------
                                                             28,408.570                          $      250,280
                                                         ===============                         ===============

     ING VP SmallCap Opportunities
     Contracts in accumulation period:
       Band 2                                                 8,630.106     $         5.74       $       49,537
       Band 4                                                19,843.902               5.70              113,110
       Band 5                                               149,148.983               5.69              848,658
       Band 6                                             1,527,979.918               5.68            8,678,926
       Band 7                                             2,016,405.621               5.67           11,433,020
       Band 8                                               193,158.009               5.66            1,093,274
       Band 9                                                67,575.406               5.65              381,801
       Band 10                                              813,182.761               5.65            4,594,483
       Band 11                                              870,835.009               5.64            4,911,509
       Band 12                                              898,354.291               5.63            5,057,735
       Band 13                                            1,341,237.679               5.63            7,551,168
       Band 14                                            2,015,369.944               5.61           11,306,225
       Band 15                                                4,604.837               5.60               25,787
       Band 16                                               77,038.199               5.59              430,644
       Band 17                                              359,413.401               5.58            2,005,527
       Band 18                                               52,703.807               5.58              294,087
       Band 19                                              186,607.698               5.56            1,037,539
       Band 20                                              929,948.421               5.62            5,226,310
       Band 21                                              206,789.718               5.60            1,158,022
       Band 25                                               65,474.421               5.75              376,478
       Band 35                                               19,271.623               5.77              111,197
                                                         ---------------                         ---------------
                                                         11,823,573.754                           $  66,685,037
                                                         ===============                        ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     INVESCO VIF - Financial Services
     Contracts in accumulation period:
       Band 1                                                   532.426      $        9.13       $        4,861
       Band 2                                                 2,023.366               9.09               18,392
       Band 3                                                   645.750               9.02                5,825
       Band 4                                                 4,472.622               9.04               40,433
       Band 5                                                17,781.092               9.03              160,563
       Band 6                                               753,750.575               9.01            6,791,293
       Band 7                                             1,070,512.140               9.00            9,634,609
       Band 8                                               134,662.950               8.98            1,209,273
       Band 9                                                49,075.630               8.97              440,208
       Band 10                                              296,108.504               8.96            2,653,132
       Band 11                                              331,044.880               8.95            2,962,852
       Band 12                                              233,695.468               8.94            2,089,237
       Band 13                                              553,000.343               8.93            4,938,293
       Band 14                                              923,190.515               8.91            8,225,627
       Band 15                                                2,626.143               8.90               23,373
       Band 16                                               60,398.709               8.88              536,341
       Band 17                                               94,168.793               8.87              835,277
       Band 18                                               10,431.114               8.86               92,420
       Band 19                                               42,699.765               8.84              377,466
       Band 20                                              382,488.177               8.92            3,411,795
       Band 21                                               80,590.441               8.89              716,449
       Band 25                                                6,492.623               9.11               59,148
       Band 26                                               35,460.168               9.10              322,688
       Band 27                                               13,976.669               9.04              126,349
       Band 28                                                4,770.579               9.01               42,983
       Band 29                                               50,014.957               9.00              450,135
       Band 30                                               32,389.326               8.94              289,561
       Band 31                                               18,545.631               8.91              165,242
       Band 32                                                4,197.532               8.85               37,148
       Band 33                                                4,471.155               8.81               39,391
       Band 34                                                  722.124               8.78                6,340
                                                         ---------------                         ---------------
                                                          5,214,940.167                          $   46,706,704
                                                         ===============                        ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     INVESCO VIF - Health Sciences
     Contracts in accumulation period:
       Band 1                                                 9,644.641     $         8.80       $       84,873
       Band 2                                                 1,998.517               8.76               17,507
       Band 3                                                   516.922               8.69                4,492
       Band 4                                                12,150.611               8.71              105,832
       Band 5                                                50,329.371               8.70              437,866
       Band 6                                               942,364.871               8.68            8,179,727
       Band 7                                             1,505,388.526               8.67           13,051,719
       Band 8                                               162,106.073               8.65            1,402,218
       Band 9                                                89,068.025               8.65              770,438
       Band 10                                              361,657.420               8.64            3,124,720
       Band 11                                              601,358.427               8.63            5,189,723
       Band 12                                              415,766.447               8.62            3,583,907
       Band 13                                              718,413.392               8.61            6,185,539
       Band 14                                            1,288,826.915               8.59           11,071,023
       Band 15                                                4,414.366               8.58               37,875
       Band 16                                               53,455.023               8.56              457,575
       Band 17                                              214,738.633               8.55            1,836,015
       Band 18                                               51,105.490               8.54              436,441
       Band 19                                              102,433.117               8.52              872,730
       Band 20                                              587,929.384               8.60            5,056,193
       Band 21                                              155,317.823               8.57            1,331,074
       Band 25                                               14,378.652               8.78              126,245
       Band 26                                               53,350.555               8.77              467,884
       Band 27                                               26,696.647               8.71              232,528
       Band 28                                                9,044.757               8.68               78,508
       Band 29                                               85,129.653               8.67              738,074
       Band 30                                               574,635.760               8.62              470,960
       Band 31                                               70,505.197               8.59              605,640
       Band 32                                               21,837.705               8.53              186,276
       Band 33                                                8,229.246               8.49               69,866
       Band 34                                                4,725.225               8.46               39,975
                                                         ---------------                         ---------------
                                                          7,677,517.391                          $   66,253,443
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     INVESCO VIF - Leisure
     Contracts in accumulation period:
       Band 4                                                 5,819.196     $         9.53       $       55,457
       Band 5                                                25,987.447               9.52              247,400
       Band 6                                               284,755.522               9.51            2,708,025
       Band 7                                               394,119.249               9.50            3,744,133
       Band 8                                                71,531.704               9.49              678,836
       Band 9                                                27,752.500               9.48              263,094
       Band 10                                              145,409.689               9.47            1,377,030
       Band 11                                              100,480.083               9.47              951,546
       Band 12                                              147,916.096               9.46            1,399,286
       Band 13                                              220,600.141               9.45            2,084,671
       Band 14                                              411,183.143               9.44            3,881,569
       Band 15                                                4,129.396               9.43               38,940
       Band 16                                               15,452.862               9.42              145,566
       Band 17                                               71,112.257               9.41              669,166
       Band 18                                               71,477.613               9.41              672,604
       Band 19                                               18,309.561               9.39              171,927
       Band 20                                              262,895.761               9.45            2,484,365
       Band 21                                               39,359.039               9.43              371,156
       Band 26                                                2,103.900               9.57               20,134
       Band 27                                                5,903.955               9.53               56,265
       Band 28                                                  789.266               9.51                7,506
       Band 29                                               23,857.912               9.50              226,650
       Band 30                                               12,342.235               9.46              116,758
       Band 31                                                4,463.718               9.44               42,137
       Band 32                                                1,691.283               9.40               15,898
       Band 33                                                  902.991               9.37                8,461
       Band 34                                                1,786.338               9.35               16,702
                                                         ---------------                         ---------------
                                                          2,372,132.857                          $   22,455,282
                                                         ===============                         ===============

     INVESCO VIF - Utilities
     Contracts in accumulation period:
       Band 1                                                    32.022     $         6.92       $          222
       Band 2                                                   415.595               6.89                2,863


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     INVESCO VIF - Utilities (continued)
       Band 4                                                 3,310.954     $         6.85       $       22,680
       Band 5                                                23,366.802               6.84              159,829
       Band 6                                               302,852.759               6.83            2,068,484
       Band 7                                               401,919.238               6.82            2,741,089
       Band 8                                               121,161.711               6.81              825,111
       Band 9                                                64,986.460               6.80              441,908
       Band 10                                              151,116.697               6.79            1,026,082
       Band 11                                              317,616.089               6.78            2,153,437
       Band 12                                              194,793.899               6.77            1,318,755
       Band 13                                              304,872.847               6.77            2,063,989
       Band 14                                              472,314.362               6.75            3,188,122
       Band 15                                                3,698.211               6.74               24,926
       Band 16                                                9,224.814               6.73               62,083
       Band 17                                              106,463.312               6.72              715,433
       Band 18                                                8,771.315               6.71               58,856
       Band 19                                               28,531.769               6.70              191,163
       Band 20                                              283,822.945               6.76            1,918,643
       Band 21                                               60,661.001               6.74              408,855
       Band 26                                               26,970.885               6.90              186,099
       Band 27                                               23,527.089               6.85              161,161
       Band 28                                                2,158.293               6.83               14,741
       Band 29                                               60,424.799               6.82              412,097
       Band 30                                               17,497.643               6.77              118,459
       Band 31                                                8,404.734               6.75               56,732
       Band 32                                                  591.114               6.71                3,966
       Band 33                                                1,086.104               6.68                7,255
       Band 34                                                3,098.557               6.65               20,605
                                                         ---------------                         ---------------
                                                          3,003,692.020                          $   20,373,645
                                                         ===============                         ===============

     Janus Aspen Series Balanced
     Contracts in accumulation period:
       Band 35                                              401,903.086     $         9.80       $    3,938,650
       Band 36                                               22,424.549               9.76              218,864


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     Janus Aspen Series Balanced (continued)
       Band 37                                                8,982.593     $         9.73       $       87,401
       Band 38                                                  919.456              10.24                9,415
       Band 39                                                  623.077              10.24                6,380
                                                         ---------------                         ---------------
                                                            434,852.761                          $    4,260,710
                                                         ===============                         ===============

     Janus Aspen Series Flexible Income
     Contracts in accumulation period:
       Band 35                                              143,290.209     $        11.54       $    1,653,569
       Band 36                                                6,677.814              11.50               76,795
       Band 37                                                1,105.729              11.47               12,683
       Band 39                                                1,906.890              10.27               19,584
                                                         ---------------                         ---------------
                                                            152,980.642                          $    1,762,631
                                                         ===============                         ===============

     Janus Aspen Series Growth
     Contracts in accumulation period:
       Band 35                                               85,819.668     $         8.31       $      713,161
       Band 37                                                2,288.822               8.26               18,906
       Band 38                                                9,689.167              10.35              100,283
                                                         ---------------                         ---------------
                                                             97,797.657                          $      832,350
                                                         ===============                         ===============

     Janus Aspen Series Worldwide Growth
     Contracts in accumulation period:
       Band 9                                                 6,044.312     $         7.41       $       44,788
       Band 13                                                8,389.558               7.37               61,831
       Band 15                                               11,273.494               7.35               82,860
       Band 26                                              127,091.555               7.52              955,728
       Band 27                                               56,832.436               7.47              424,538
       Band 28                                               15,030.979               7.44              111,830
       Band 29                                              161,799.680               7.43            1,202,172
       Band 30                                               74,011.454               7.38              546,205
       Band 31                                               63,644.864               7.36              468,426
       Band 32                                                8,321.091               7.31               60,827
       Band 33                                               15,663.142               7.28              114,028
       Band 34                                                3,125.574               7.25               22,660


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     Janus Aspen Series Worldwide Growth (continued)
       Band 35                                              290,769.316     $         7.55       $    2,195,308
       Band 36                                                7,649.116               7.52               5,521
       Band 37                                                4,205.522               7.49               31,499
       Band 38                                                2,333.211              10.31               24,055
       Band 39                                                1,136.290              10.30               11,704
                                                         ---------------                         ---------------
                                                            857,321.594                          $    6,415,980
                                                         ===============                         ===============

     Colonial Small Cap Value
     Contracts in accumulation period:
       Band 4                                                 4,944.145     $        11.99       $       59,280
       Band 5                                                 5,854.178              11.98               70,133
       Band 6                                               117,678.015              11.98            1,409,783
       Band 7                                               135,331.608              11.98            1,621,273
       Band 8                                                51,201.537              11.97              612,882
       Band 9                                                 4,315.122              11.97               51,652
       Band 10                                               53,956.426              11.97              645,858
       Band 11                                               73,669.089              11.96              881,082
       Band 12                                               62,507.886              11.96              747,594
       Band 13                                               67,951.742              11.96              812,703
       Band 14                                              155,655.499              11.95            1,860,083
       Band 16                                                6,249.507              11.95               74,682
       Band 17                                               54,486.367              11.94              650,567
       Band 18                                                2,863.967              11.94               34,196
       Band 19                                                7,947.186              11.94               94,889
       Band 20                                               71,398.341              11.96              853,924
       Band 21                                               27,785.071              11.95              332,032
                                                         ---------------                         ---------------
                                                            903,795.686                          $   10,812,613
                                                         ===============                         ===============

     Liberty Asset Allocation
     Contracts in accumulation period:
       Band 6                                                10,814.425     $        11.12       $      120,256
       Band 7                                                24,518.117              11.11              272,396


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     Liberty Asset Allocation (continued)
       Band 8                                                 3,320.146     $        11.11       $       36,887
       Band 9                                                 6,248.380              11.11               69,420
       Band 11                                                2,444.038              11.10               27,129
       Band 13                                                3,077.084              11.10               34,156
                                                         ---------------                         ---------------
                                                             50,422.190                          $      560,244
                                                         ===============                         ===============

     Liberty Equity
     Contracts in accumulation period:
       Band 6                                                11,643.369     $         7.35       $       85,579
       Band 7                                                44,153.897               7.34              324,090
       Band 8                                                 8,748.408               7.31               63,951
       Band 9                                                 3,451.831               7.29               25,164
       Band 11                                                4,229.557               7.26               30,707
       Band 13                                                6,483.340               7.24               46,939
       Band 14                                                2,635.756               7.21               19,004
                                                         ---------------                         ---------------
                                                             81,346.158                          $      595,434
                                                         ===============                         ===============

     Liberty Federal Securities
     Contracts in accumulation period:
       Band 6                                                 4,048.806     $        10.12       $       40,974
       Band 7                                                 3,091.373              10.12               31,285
       Band 9                                                 1,206.535              10.11               12,198
       Band 11                                                  302.468              10.11                3,058
                                                         ---------------                         ---------------
                                                              8,649.182                          $       87,515
                                                         ===============                         ===============

     Liberty Small Company Growth
     Contracts in accumulation period:
       Band 6                                                 1,432.100     $        12.95       $       18,546
       Band 7                                                 1,019.053              12.94               13,187
       Band 8                                                 1,232.256              12.94               15,945
       Band 9                                                   413.177              12.94                5,347
       Band 13                                                  944.299              12.92               12,200
                                                         ---------------                         ---------------
                                                              5,040.885                          $       65,225
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     Oppenheimer Global Securities
     Contracts in accumulation period:
       Band 35                                              140,767.486     $         9.32       $    1,311,953
       Band 36                                               26,378.362               9.29              245,055
       Band 37                                                7,513.168               9.26               69,572
       Band 38                                                8,998.179              10.76               96,820
       Band 39                                                4,307.417              10.76               46,348
       Band 40                                                  459.648              10.76                4,946
                                                         ---------------                         ---------------
                                                            180,424.260                          $    1,774,694
                                                         ===============                         ===============

     Oppenheimer Strategic Bond
     Contracts in accumulation period:
       Band 35                                               16,337.789     $        11.94       $      195,073
       Band 36                                                  694.854              11.90                8,269
       Band 38                                                1,829.126              10.52               19,242
       Band 40                                                  954.929              10.51               10,036
                                                         ---------------                         ---------------
                                                             19,816.698                          $      232,620
                                                         ===============                         ===============

     PIMCO High Yield
     Contracts in accumulation period:
       Band 1                                                 2,423.621     $        11.74       $       28,453
       Band 2                                               110,637.828              11.61            1,284,505
       Band 4                                               397,522.184              11.45            4,551,629
       Band 5                                               426,990.909              11.42            4,876,236
       Band 6                                             8,132,492.462              11.36           92,385,114
       Band 7                                             6,233,739.938              11.33           70,628,273
       Band 8                                             3,584,426.054              11.27           40,396,482
       Band 9                                               750,468.772              11.23            8,427,764
       Band 10                                            2,738,980.544              11.20           30,676,582
       Band 11                                            6,772,734.041              11.17           75,651,439
       Band 12                                            2,062,053.764              11.14           22,971,279
       Band 13                                            5,699,177.829              11.11           63,317,866
       Band 14                                            5,666,718.727              11.05           62,617,242


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     PIMCO High Yield (continued)
       Band 15                                               34,766.915     $        11.02       $      383,131
       Band 16                                              340,546.339              10.96            3,732,388
       Band 17                                            1,061,076.201              10.93           11,597,563
       Band 18                                              158,558.726              10.90            1,728,290
       Band 19                                              374,173.354              10.84            4,056,039
       Band 20                                            1,742,557.813              11.08           19,307,541
       Band 21                                              481,138.013              10.99            5,287,707
       Band 24                                                3,970.461              11.93               47,368
       Band 25                                              133,774.939              11.68            1,562,491
       Band 26                                              247,536.162              11.64            2,881,321
       Band 27                                               63,736.061              11.45              729,778
       Band 28                                               60,987.159              11.36              692,814
       Band 29                                              266,400.293              11.33            3,018,315
       Band 30                                              150,426.690              11.14            1,675,753
       Band 31                                               67,524.921              11.05              746,150
       Band 32                                               62,252.416              10.87              676,684
       Band 33                                               58,597.207              10.76              630,506
       Band 34                                               25,874.552              10.67              276,081
                                                         ---------------                         ---------------
                                                         47,912,264.895                          $  536,842,784
                                                         ===============                         ===============

     PIMCO StocksPLUS Growth and Income
     Contracts in accumulation period:
       Band 1                                                   396.396     $         9.58       $        3,797
       Band 2                                                57,929.129               9.47              548,589
       Band 3                                                 1,738.807               9.29               16,154
       Band 4                                               132,551.288               9.34            1,238,029
       Band 5                                               134,133.532               9.32            1,250,125
       Band 6                                             3,856,031.365               9.27           35,745,411
       Band 7                                             1,885,681.503               9.24           17,423,697
       Band 8                                             2,755,180.408               9.19           25,320,108
       Band 9                                               394,653.759               9.16            3,615,028
       Band 10                                              698,980.908               9.14            6,388,685
       Band 11                                            4,413,331.733               9.11           40,205,452


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     PIMCO StocksPLUS Growth and Income
      Band 12                                               818,931.359     $         9.09       $    7,444,086
      Band 13                                             1,576,132.284               9.06           14,279,758
      Band 14                                             1,796,238.839               9.01           16,184,112
      Band 16                                                14,893.488               8.94              133,148
      Band 17                                               268,044.348               8.92            2,390,956
      Band 18                                                45,047.619               8.89              400,473
      Band 19                                               124,514.358               8.84            1,100,707
      Band 20                                               281,259.336               9.04            2,542,584
      Band 21                                               150,385.466               8.97            1,348,958
      Band 25                                                20,084.645               9.52              191,206
                                                         ---------------                         ---------------
                                                         19,426,140.570                          $  177,771,063
                                                         ===============                         ===============

     Pioneer Equity-Income VCT
     Contracts in accumulation period:
       Band 35                                               54,908.583     $         9.01       $      494,726
       Band 36                                               27,477.565               8.98              246,749
       Band 37                                                3,658.063               8.96               32,776
       Band 38                                                2,083.240              10.18               21,207
       Band 39                                                5,598.708              10.18               56,995
       Band 40                                                  735.038              10.18                7,483
                                                         ---------------                         ---------------
                                                             94,461.197                          $      859,936
                                                         ===============                         ===============

     Pioneer Fund VCT
     Contracts in accumulation period:
       Band 1                                                 1,283.658     $         8.24       $       10,577
       Band 2                                                   617.925               8.20                5,067
       Band 4                                                 4,284.520               8.16               34,962
       Band 5                                                77,678.873               8.15              633,083
       Band 6                                               796,860.449               8.13            6,478,475
       Band 7                                               674,935.126               8.12            5,480,473
       Band 8                                               222,233.175               8.10            1,800,089
       Band 9                                                69,056.792               8.09              558,669
       Band 10                                              452,156.484               8.08            3,653,424


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     Pioneer Fund VCT (continued)
       Band 11                                              458,947.532     $         8.07       $    3,703,707
       Band 12                                              286,634.793               8.06            2,310,276
       Band 13                                              540,741.301               8.06            4,358,375
       Band 14                                            1,028,578.666               8.04            8,269,772
       Band 15                                               23,777.976               8.03              190,937
       Band 16                                                6,973.450               8.01               55,857
       Band 17                                              261,033.624               8.00            2,088,269
       Band 18                                               22,331.839               7.99              178,431
       Band 19                                               32,326.763               7.97              257,644
       Band 20                                              396,956.260               8.05            3,195,498
       Band 21                                               97,373.428               8.02              780,935
       Band 25                                                3,257.749               8.22               26,779
       Band 26                                               83,110.186               8.21              682,335
       Band 27                                               26,116.491               8.16              213,111
       Band 28                                               13,849.126               8.13              112,593
       Band 29                                               91,096.933               8.12              739,707
       Band 30                                               53,062.606               8.06              427,685
       Band 31                                               33,268.305               8.04              267,477
       Band 32                                               14,700.177               7.98              117,307
       Band 33                                                2,491.778               7.95               19,810
       Band 34                                                4,970.135               7.92               39,363
       Band 35                                               23,311.340               8.25              192,319
                                                         ---------------                         ---------------
                                                          5,804,017.460                          $   46,883.006
                                                         ===============                         ===============

     Pioneer Mid-Cap Value VCT
     Contracts in accumulation period:
       Band 1                                                   265.422     $        11.19       $        2,970
       Band 2                                                21,348.434              11.14              237,822
       Band 4                                                34,869.306              11.09              386,701
       Band 5                                               114,330.145              11.08            1,266,778
       Band 6                                             1,628,717.000              11.06           18,013,610
       Band 7                                             1,681,956.165              11.05           18,585,616
       Band 8                                               547,668.705              11.03            6,040,786


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     Pioneer Mid-Cap Value VCT (continued)
       Band 9                                               131,130.478     $        11.01       $    1,443,747
       Band 10                                              881,936.767              11.00            9,701,304
       Band 11                                            1,072,929.535              10.99           11,791,496
       Band 12                                              543,935.889              10.98            5,972,416
       Band 13                                            1,090,208.664              10.97           11,959,589
       Band 14                                            1,686,415.917              10.95           18,466,254
       Band 15                                                1,363.989              10.94               14,922
       Band 16                                               44,953.742              10.92              490,895
       Band 17                                              422,188.745              10.91            4,606,079
       Band 18                                               63,006.192              10.90              686,767
       Band 19                                              144,342.582              10.88            1,570,447
       Band 20                                              843,095.029              10.96            9,240,322
       Band 21                                              186,320.302              10.93            2,036,481
       Band 25                                               15,131.392              11.16              168,866
       Band 35                                               27,713.102              11.20              310,387
       Band 36                                                1,728.835              11.15               19,277
       Band 37                                                  548.281              11.12                6,097
       Band 38                                                1,378.255              10.43               14,375
                                                         ---------------                         ---------------
                                                         11,187,482.873                          $  123,034,004
                                                         ===============                         ===============

     Pioneer Small Company VCT
     Contracts in accumulation period:
       Band 9                                                16,499.775     $         8.75       $      143,507
       Band 13                                                4,514.149               8.71               39,318
       Band 15                                               22,230.421               8.68              192,960
       Band 26                                              109,774.589               8.88              974,798
       Band 27                                               40,524.175               8.82              357,423
       Band 28                                                9,600.595               8.79               84,389
       Band 29                                              146,522.028               8.78            1,286,463
       Band 30                                               58,390.372               8.72              509,164
       Band 31                                               88,553.422               8.69              769,529
       Band 32                                               20,202.326               8.63              174,346
       Band 33                                                9,533.057               8.59               81,889
       Band 34                                               22,123.366               8.57              189,597
                                                         ---------------                         ---------------
                                                            548,369.275                          $    4,803,383
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ProFund VP Bull
     Contracts in accumulation period:
       Band 2                                                 2,237.603     $         7.50       $       16,782
       Band 4                                                19,107.500               7.46              142,542
       Band 5                                                21,256.380               7.45              158,360
       Band 6                                             1,256,666.897               7.43            9,337,035
       Band 7                                             1,088,697.015               7.42            8,078,132
       Band 8                                               336,663.995               7.40            2,491,314
       Band 9                                                72,550.838               7.39              536,151
       Band 10                                              145,576.927               7.38            1,074,358
       Band 11                                              441,987.906               7.37            3,257,451
       Band 12                                              444,668.946               7.37            3,277,210
       Band 13                                              761,284.934               7.36            5,603,057
       Band 14                                            1,013,207.387               7.34            7,436,942
       Band 15                                                  304.024               7.33                2,228
       Band 16                                               52,746.696               7.31              385,578
       Band 17                                               66,719.415               7.30              487,052
       Band 18                                               68,908.248               7.29              502,341
       Band 19                                               54,195.905               7.28              394,546
       Band 20                                              454,480.327               7.35            3,340,430
       Band 21                                               81,410.458               7.32              595,925
       Band 25                                               12,152.366               7.52               91,386
       Band 26                                                1,317.555               7.51                9,895
       Band 29                                                6,989.928               7.42               51,865
       Band 30                                                4,733.596               7.36               34,839
       Band 31                                                1,312.828               7.34                9,636
       Band 32                                                  252.220               7.29                1,839
                                                         ---------------                         ---------------
                                                          6,409,429.894                          $   47,316,894
                                                         ===============                         ===============

     ProFund VP Europe 30
     Contracts in accumulation period:
       Band 2                                                 1,421.982     $         6.97       $        9,911
       Band 3                                                 2,081.203               6.91               14,381
       Band 4                                                 2,995.147               6.93               20,756
       Band 5                                                36,642.573               6.92              253,567


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ProFund VP Europe 30 (continued)
       Band 6                                               236,594.779     $         6.90       $    1,632,504
       Band 7                                               463,243.548               6.89            3,191,748
       Band 8                                                48,086.222               6.88              330,833
       Band 9                                                24,823.364               6.87              170,537
       Band 10                                               74,747.353               6.86              512,767
       Band 11                                              185,294.717               6.85            1,269,269
       Band 12                                              129,523.690               6.84              885,942
       Band 13                                              189,021.105               6.83            1,291,014
       Band 14                                              217,536.245               6.82            1,483,597
       Band 16                                              134,198.331               6.79              911,207
       Band 17                                               40,757.519               6.78              276,336
       Band 18                                                1,278.815               6.78                8,670
       Band 19                                               35,939.147               6.76              242,949
       Band 20                                              154,459.956               6.83            1,054,961
       Band 21                                               19,925.124               6.80              135,491
       Band 25                                                  203.928               6.99                1,425
       Band 27                                                  325.284               6.93                2,254
       Band 29                                                9,501.921               6.89               65,468
       Band 30                                                1,094.476               6.84                7,486
       Band 32                                                  119.081               6.77                  806
                                                         ---------------                         ---------------
                                                          2,009,815.510                          $   13,773,879
                                                         ===============                         ===============

     ProFund VP Rising Rates Opportunity
     Contracts in accumulation period:
       Band 6                                                30,856.718     $         9.27       $      286,042
       Band 7                                                30,110.722               9.27              279,126
       Band 8                                                90,948.588               9.26              842,184
       Band 9                                                 2,193.983               9.26               20,316
       Band 10                                                1,439.991               9.26               13,334
       Band 11                                              312,575.897               9.26            2,894,453
       Band 12                                               11,806.616               9.26              109,329
       Band 13                                               10,410.068               9.26               96,397
       Band 14                                              553,565.958               9.26            5,126,021
       Band 17                                                5,533.064               9.26               51,236


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ProFund VP Rising Rates Opportunity (continued)
       Band 20                                              346,134.469     $         9.26       $    3,205,205
       Band 21                                                1,507.758               9.26               13,962
       Band 26                                                1,021.626               9.27                9,470
       Band 27                                                6,608.458               9.27               61,260
       Band 29                                                  490.513               9.27                4,547
       Band 30                                                  435.333               9.26                4,031
                                                         ---------------                         ---------------
                                                          1,405,639.762                          $   13,016,913
                                                         ===============                         ===============

     ProFund VP Small Cap
     Contracts in accumulation period:
       Band 2                                               15,361.278      $         9.02       $      138,559
       Band 4                                               19,507.205                8.96              174,785
       Band 5                                               84,716.666                8.95              758,214
       Band 6                                            2,367,571.366                8.93           21,142,412
       Band 7                                            1,951,183.809                8.92           17,404,560
       Band 8                                              272,093.533                8.90            2,421,632
       Band 9                                              139,634.212                8.89            1,241,348
       Band 10                                             475,619.284                8.88            4,223,499
       Band 11                                             928,752.082                8.86            8,228,743
       Band 12                                             352,833.183                8.85            3,122,574
       Band 13                                             892,477.922                8.84            7,889,505
       Band 14                                           1,241,576.158                8.82           10,950,702
       Band 15                                               1,675.538                8.81               14,761
       Band 16                                             134,739.759                8.79            1,184,362
       Band 17                                             204,238.148                8.78            1,793,211
       Band 18                                              36,741.294                8.77              322,221
       Band 19                                             110,175.517                8.75              964,036
       Band 20                                             475,812.087                8.83            4,201,421
       Band 21                                              56,615.373                8.80              498,215
       Band 25                                               6,912.805                9.04               62,492
       Band 26                                               3,422.595                9.03               30,906
       Band 29                                              15,892.574                8.92              141,762
       Band 30                                              13,058.134                8.85              115,564


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ProFund VP Small Cap (continued)
       Band 31                                                8,968.501     $         8.82       $       79,102
       Band 32                                                4,685.933               8.76               41,049
       Band 33                                                4,790.208               8.71               41,723
       Band 34                                                1,016.195               8.68                8,821
                                                         ---------------                         ---------------
                                                          9,820,071.359                          $   87,196,179
                                                         ===============                         ===============

     Prudential Jennison
     Contracts in accumulation period:
       Band 2                                                14,166.982     $         5.01       $       70,977
       Band 4                                                18,345.586               4.97               91,178
       Band 5                                               226,725.096               4.96            1,124,556
       Band 6                                             1,072,952.063               4.94            5,300,383
       Band 7                                             1,611,171.438               4.94            7,959,187
       Band 8                                               339,945.901               4.92            1,672,534
       Band 9                                               226,057.933               4.91            1,109,944
       Band 10                                              645,056.407               4.90            3,160,776
       Band 11                                              956,670.227               4.89            4,678,117
       Band 12                                              697,759.749               4.88            3,405,068
       Band 13                                              926,297.144               4.88            4,520,330
       Band 14                                            2,339,997.126               4.86           11,372,386
       Band 15                                                3,604.131               4.85               17,480
       Band 16                                               21,380.840               4.83              103,269
       Band 17                                              405,817.036               4.83            1,960,096
       Band 18                                              164,236.834               4.82              791,622
       Band 19                                              149,125.978               4.80              715,805
       Band 20                                              482,461.364               4.87            2,349,587
       Band 21                                              126,685.286               4.84              613,157
       Band 25                                               37,988.283               5.03              191,081
       Band 26                                               38,301.664               5.02              192,274
       Band 27                                               16,956.897               4.97               84,276
       Band 28                                                2,872.561               4.94               14,190
       Band 29                                               54,285.456               4.94              268,170
       Band 30                                               38,124.743               4.88              186,049
       Band 31                                                4,918.605               4.86               23,904


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

      Prudential Jennison (continued)
       Band 32                                                8,240.101     $         4.81       $      39,635
       Band 33                                                2,963.522               4.78              14,166
       Band 34                                                2,370.808               4.75              11,261
                                                         ---------------                        ---------------
                                                         10,635,479.761                         $   52,041,458
                                                         ===============                        ===============

     SP Jennison International Growth
     Contracts in accumulation period:
       Band 2                                                 1,624.696     $         5.04      $        8,188
       Band 4                                                18,000.086               5.00              90,000
       Band 5                                               137,420.685               4.99             685,729
       Band 6                                             1,224,200.448               4.98           6,096,518
       Band 7                                             1,327,427.702               4.97           6,597,316
       Band 8                                               145,887.173               4.95             722,142
       Band 9                                                85,029.257               4.95             420,895
       Band 10                                              547,165.286               4.94           2,702,997
       Band 11                                              666,122.820               4.93           3,283,986
       Band 12                                              544,406.729               4.92           2,678,481
       Band 13                                            1,072,010.101               4.92           5,274,290
       Band 14                                            1,418,736.024               4.90           6,951,807
       Band 15                                                7,719.311               4.89              37,747
       Band 16                                               53,287.773               4.88             260,044
       Band 17                                              430,691.353               4.87           2,097,467
       Band 18                                               39,878.209               4.86             193,808
       Band 19                                               91,090.447               4.85             441,789
       Band 20                                              429,645.231               4.91           2,109,558
       Band 21                                              185,619.799               4.89             907,681
       Band 25                                               60,059.676               5.05             303,301
       Band 26                                               32,081.117               5.04             161,689
       Band 27                                               16,004.917               5.00              80,025
       Band 28                                                2,271.361               4.98              11,311
       Band 29                                               47,133.900               4.97             234,255
       Band 30                                               30,368.289               4.92             149,412
       Band 31                                               20,535.120               4.90             100,622


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     SP Jennison International Growth
       Band 32                                                1,615.080     $         4.86       $        7,849
       Band 33                                                3,455.304               4.83               16,689
       Band 34                                                8,417.281               4.81               40,487
                                                         ---------------                         ---------------
                                                          8,647,905.175                          $   42,666,083
                                                         ===============                         ===============

     Putnam VT Discovery Growth
     Contracts in accumulation period:
       Band 9                                                 7,420.223     $         7.30       $       54,168
       Band 13                                                2,620.547               7.27               19,051
       Band 15                                               17,083.479               7.25              123,855
       Band 26                                               61,997.758               7.41              459,403
       Band 27                                               33,201.127               7.36              244,360
       Band 28                                                8,062.109               7.34               59,176
       Band 29                                              130,293.597               7.33              955,052
       Band 30                                               47,686.290               7.28              347,156
       Band 31                                               21,769.088               7.26              158,044
       Band 32                                               13,819.458               7.21               99,638
       Band 33                                               35,342.271               7.18              253,758
       Band 34                                                4,410.943               7.15               31,538
                                                         ---------------                         ---------------
                                                            383,706.890                          $    2,805,199
                                                         ===============                         ===============

     Putnam VT Growth and Income
     Contracts in accumulation period:
       Band 9                                                 7,334.916     $         8.21       $       60,220
       Band 13                                                6,442.819               8.17               52,638
       Band 15                                                3,582.148               8.14               29,159
       Band 26                                               92,431.050               8.50              785,664
       Band 27                                               10,808.713               8.44               91,226
       Band 28                                                1,020.950               8.41                8,586
       Band 29                                              112,313.453               8.40              943,433
       Band 30                                               53,590.675               8.35              447,482


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     Putnam VT Growth and Income (continued)
       Band 31                                               22,582.043     $         8.32       $      187,883
       Band 32                                               12,511.830               8.10              101,346
       Band 33                                                5,690.621               8.06               45,866
       Band 34                                                2,752.740               8.03               22,105
                                                         ---------------                         ---------------
                                                            331,061.958                          $    2,775,608
                                                         ===============                         ===============

     Putnam VT International Growth and Income
     Contracts in accumulation period:
       Band 9                                                 8,951.570     $         9.30       $       83,250
       Band 13                                                2,377.166               9.26               22,013
       Band 15                                               17,829.063               9.23              164,562
       Band 26                                               95,630.350               9.44              902,751
       Band 27                                               23,264.749               9.37              217,991
       Band 28                                                9,606.056               9.34               89,721
       Band 29                                              110,681.368               9.33            1,032,657
       Band 30                                               26,660.083               9.27              247,139
       Band 31                                               38,563.760               9.24              356,329
       Band 32                                                7,063.957               9.18               64,847
       Band 33                                                3,075.694               9.14               28,112
       Band 34                                               21,716.322               9.11              197,836
                                                         ---------------                         ---------------
                                                            365,420.138                          $    3,407,208
                                                         ===============                         ===============

     Smith Barney High Income
     Contracts in accumulation period:
       Band 22                                                3,135.294     $        13.63       $       42,734
       Band 23                                               19,230.899              13.46             258,848
                                                         ---------------                         --------------
                                                             22,366.193                          $     301,582
                                                         ===============                         ==============

     Smith Barney International All Cap Growth
     Contracts in accumulation period:
       Band 22                                                1,478.766     $        10.09       $      14,921
       Band 23                                               18,681.368               9.96             186,066
                                                         ---------------                        --------------
                                                            20,160.1134                          $     200,987
                                                         ===============                        ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     Smith Barney Large Cap Value
     Contracts in accumulation period:
       Band 22                                                2,195.864     $        15.83       $       34,761
       Band 23                                               21,341.402              15.63              333,566
                                                         ---------------                         ---------------
                                                             23,537.266                          $      368,327
                                                         ===============                         ===============

     Smith Barney Money Market
     Contracts in accumulation period:
       Band 23                                                6,764.424     $        12.46       $       84,285
                                                         ---------------                         ---------------
                                                              6,764.424                                  84,285
                                                         ===============                         ===============

     UBS Tactical Allocation
     Contracts in accumulation period:
       Band 9                                                10,183.990     $         8.01       $       81,574
       Band 13                                               10,600.710               7.98               84,594
       Band 15                                                9,221.153               7.95               73,308
       Band 26                                              119,820.726               8.13              974,143
       Band 27                                               35,190.184               8.07              283,985
       Band 28                                               17,923.326               8.05              144,283
       Band 29                                              111,400.295               8.04              895,658
       Band 30                                               44,765.975               7.98              357,232
       Band 31                                               27,051.718               7.96              215,332
       Band 32                                                7,455.241               7.91               58,971
       Band 33                                               10,395.464               7.87               81,812
       Band 34                                                  316.237               7.84                2,479
                                                         ---------------                        ----------------
                                                            404,325.019                          $    3,253,371
                                                         ===============                        ================


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



      Bands                                                Products
-------------------  --------------------------------------------------------------------------------------

Band 1               DVA 80
Band 2               DVA
Band 3               DVA Series 100
Band 4               DVA Plus - Standard (pre February 2000)
Band 5               DVA Plus - Standard (post January 2000 & post 2000)
Band 6               DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000 and
                     post January 2000), Access - Standard (pre February 2000),  Premium Plus - Standard
                     (pre February 2000), ES II (pre 2001), ES II - Standard (post 2000), Generations -
                     Standard, Opportunities - Standard
Band 7               DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post 2000),
                     Access - Standard (post January 2000 and post 2000), Premium Plus - Standard (post
                     January 2000 and post 2000), ES II - Deferred Ratchet (post 2000), Generations -
                     Deferred Ratchet
Band 8               DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post  2000),
                     DVA Plus - Max 5.5 (post January 2000), Access - Annual Ratchet (pre February 2000)
                     and 5.5% Solution (pre Feburary 2000), Premium Plus - Annual Ratchet (pre February
                     2000) and 5.5% Solution (pre February 2000), ES II - 5.5% Solution (post 2000),
                     Opportunities - 5.5% Solution
Band 9               DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000), Access
                     - 5.5% Solution (post January 2000 and post 2000), Premium Plus - Annual Ratchet
                     (post January 2000), Premium Plus - 5.5% Solution (post January 2000 and post 2000)
Band 10              DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual Ratchet
                     (post 2000), Generations - Annual Ratchet, Landmark - Standard, Opportunities -
                     Annual Ratchet
Band 11              Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
                     Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post 2000), ES II -
                     Max 5.5 (post 2000), Premium Plus - 7% Solution (pre February 2000), Premium Plus -
                     Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post January 2000),
                     Opportunities - Max 5.5
Band 12              Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post 2000),
                     Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000), Generations -
                     7% Solution, Opportunities - 7% Solution
Band 13              Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
                     April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000), Landmark
                     - 5.5% Solution
Band 14              Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post January
                     2000 and post 2000), Landmark - Annual Ratchet
Band 15              Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%
Band 16              Access - Annual Ratchet (post April 2001)
Band 17              Access - Max 5.5 (post April 2001), Landmark - Max 7
Band 18              Access - 7% Solution (post April 2001)
Band 19              Access  - Max 7 (post April 2001)
Band 20              ES II - Max 7 (post 2000), Generations - Max 7, Opportunities - Max 7

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SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



      Bands                                                Products
-------------------  --------------------------------------------------------------------------------------

Band 21              Landmark - 7% Solution
Band 22              Granite PrimElite - Standard
Band 23              Granite PrimElite - Annual Ratchet
Band 24              Access One
Band 25              Value
Band 26              VA Option I
Band 27              VA Option II
Band 28              VA Option III
Band 29              VA Bonus Option I
Band 30              VA Bonus Option II
Band 31              VA Bonus Option III
Band 32              SmartDesign Advantage Option I
Band 33              SmartDesign Advantage Option II
Band 34              SmartDesign Advantage Option III
Band 35              Rollover Choice Option I, Focus VA Option I
Band 36              Rollover Choice Option II, Focus VA Option II
Band 37              Rollover Choice Option III
Band 38              Signature Option I
Band 39              Signature Option II
Band 40              Signature Option III


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SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------

8.   Financial Highlights

     A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the nine months ended September 30, 2003 and the years ended December 31, 2002 and 2001, along with unit values and units outstanding for the year ended December 31, 2000, follows:



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

AIM V.I. Capital Appreciation
  2003                                         7    $8.46 to $8.51   $      58       -   %     0.75% to 1.10%           15.00%
  2002                                         4        $7.40               27      ***             0.75%                ***
  2001                                       ***         ***               ***      ***              ***                 ***
  2000                                       ***         ***               ***      ***              ***                 ***

AIM V.I. Core Equity
  2003                                        16    $9.21 to $10.25        155       -         0.75% to 1.00%           11.50%
  2002                                         5        $8.26               41      ***             0.75%                ***
  2001                                       ***         ***               ***      ***              ***                 ***
  2000                                       ***         ***               ***      ***              ***                 ***

AIM V.I. Dent Demographic Trends
  2003                                     4,532   $8.77 to $9.07       40,452       -        0.90% to 2.55%      21.13% to 22.76%
  2002                                     1,550   $7.24 to $7.38       11,335       -        0.95% to 2.55%     -34.00% to -32.91%
  2001                                       323   $10.97 to $11.00      3,550      **         0.95% to 2.25%             **
  2000                                       ***         ***               ***      **               **                   **

AIM V.I. Growth
  2003                                       215    $8.01 to $8.26       1,759       -         0.95% to 2.55%      15.75% to 17.00%
  2002                                       121    $6.92 to $7.06         848       -         0.95% to 2.55%     -32.94% to -31.79%
  2001                                        43   $10.32 to $10.35        443     1.09        0.95% to 1.90%             **
  2000                                        **          **                **      **               **                   **


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SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

AIM V.I. Premier Equity
  2003                                        16    $7.66 to $10.28  $     131       -   %     0.75% to 1.20%      12.32% to 12.43%
  2002                                        12    $6.82 to $6.84          80      ***        0.75% to 0.95%            ***
  2001                                       ***         ***               ***      ***              ***                 ***
  2000                                       ***         ***               ***      ***              ***                 ***

AllianceBernstein Growth and Income
  2003                                       927    $8.40 to $8.70       7,970     0.79        0.95% to 2.55%      16.18% to 17.57%
  2002                                       644    $7.23 to $7.40       4,730     3.91        0.95% to 2.55%     -24.45% to -23.00%
  2001                                       172    $9.57 to $9.61       1,653      **         0.95% to 1.90%             **
  2000                                        **          **                **      **               **                   **

Alliance Bernstein Premier Growth
  2003                                       443    $7.16 to $7.42       3,241       -         0.95% to 2.55%      11.66% to 13.11%
  2002                                       322    $6.41 to $6.56       2,094       -         0.95% to 2.55%     -32.66% to -31.52%
  2001                                       114    $9.52 to $9.58       1,091      **         0.95% to 2.40%             **
  2000                                        **          **                **      **               **                   **

AllianceBernstein Value
  2003                                       540    $9.42 to $9.76       5,196     0.81        0.95% to 2.55%      11.35% to 12.70%
  2002                                       315    $8.46 to $8.66       2,709     0.80        0.95% to 2.55%     -15.23% to -13.83%
  2001                                        59    $9.98 to $10.05        595      **         0.95% to 2.40%             **
  2000                                        **          **                **      **               **                   **

Fidelity(R) VIP Contrafund(R)
  2003                                     1,349    $9.60 to $10.45     13,308     0.19        0.75% to 2.55%      12.94% to 14.43%
  2002                                       513    $8.50 to $8.73       4,438     0.37        0.75% to 2.55%     -12.19% to -10.28%
  2001                                       122    $9.68 to $9.73       1,183      **         0.95% to 1.90%             **
  2000                                        **          **                **      **               **                   **


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SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

Fidelity(R) Equity-Income
  2003                                     9,966    $8.59 to $10.28  $  87,360     0.72  %     0.75% to 2.55%      11.56% to 13.02%
  2002                                     3,054    $7.70 to $7.91      23,851     1.09        0.75% to 2.55%     -18.95% to -17.69%
  2001                                       203    $9.55 to $9.61       1,949      **         0.95% to 2.20%             **
  2000                                        **          **                **      **               **                   **

Fidelity(R) VIP Growth
  2003                                    16,477    $7.33 to $10.51    123,230     0.05        0.75% to 2.55%      17.09% to 18.66%
  2002                                     3,655    $6.26 to $6.43      23,212     0.02        0.90% to 2.55%     -32.32% to 30.79%
  2001                                        75    $9.25 to $9.29         693      **         0.95% to 1.90%             **
  2000                                        **          **                **      **               **                   **

Fidelity(R) VIP Overseas
  2003                                         3    $9.65 to $10.87         32       -         0.75% to 1.00%            22.31%
  2002                                         1        $7.89                9     ***              0.75%                ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

Franklin SmallCap Value Securities
  2003                                        20   $10.00 to $10.04        200       -         0.75% to 0.95%      11.48% to 11.68%
  2002                                         2    $8.97 to $8.99          17     ***         0.75% to 0.95%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

Greenwich Appreciation
  2003                                        39   $15.46 to $15.64        605       -         1.25% to 1.40%      11.38% to 11.55%
  2002                                        42   $13.88 to $14.02        589     1.50        1.25% to 1.40%     -18.69% to -18.58%
  2001                                        42   $17.07 to $17.22        723     1.15        1.25% to 1.40%      -5.32% to -5.18%
  2000                                        46   $18.03 to $18.16        831      *                 *                    *


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SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

Galaxy VIP Asset Allocation
  2003                                         -           -         $       -     1.27  %            -                    -
  2002                                        78    $8.05 to $8.15         631     2.08        1.40% to 1.80%     -17.44% to -17.17%
  2001                                       128    $9.75 to $9.84       1,260     2.29        1.40% to 1.80%      -9.13% to -8.72%
  2000                                       129   $10.73 to $10.78      1,387      *                 *                    *

Galaxy VIP Growth and Income
  2003                                         -           -                 -      -                 -                    -
  2002                                        16    $7.44 to $7.56         122     0.09        1.40% to 1.90%     -27.84% to -27.31%
  2001                                        19   $10.31 to $10.40        201     0.15        1.40% to 1.80%      -5.67% to -5.28%
  2000                                        26   $10.93 to $10.98        284      *                 *                    *

Galaxy VIP High Quality Bond
  2003                                         -           -                 -     3.08               -                    -
  2002                                        10   $12.57 to $12.74        130     4.71        1.40% to 1.80%       8.36% to 8.89%
  2001                                        13   $11.60 to $11.70        152     5.35        1.40% to 1.80%       5.88% to 5.89%
  2000                                         7   $11.04 to $11.05         78      *                 *                    *

Galaxy VIP Small Company Growth
  2003                                         -           -                 -      -                 -                    -
  2002                                         7    $8.55 to $8.69          57      -          1.40% to 1.90%     -34.18% to -33.87%
  2001                                         6   $12.99 to $13.14         84      -          1.40% to 1.90%      -2.11% to -1.57%
  2000                                         5   $13.27 to $13.35         72      *                 *                    *

ING GET Fund - Series N
  2003                                     2,516   $10.10 to $10.32     25,630     2.62        1.45% to 2.40%       1.41% to 2.18%
  2002                                     2,862    $9.66 to $10.10     28,661     1.35        0.95% to 1.90%      -2.73% to -1.75%
  2001                                     3,009   $10.24 to $10.28     30,868     2.25        0.95% to 1.90%             **
  2000                                        **          **                **      **               **                   **


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SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING GET Fund - Series P
  2003                                    11,835    $9.88 to $10.20  $ 119,300     2.49 %      1.45% to 3.05%       0.71% to 1.80%
  2002                                    14,328    $9.81 to $10.02    143,846     0.07        0.75% to 2.55%      -1.80% to -0.20%
  2001                                    15,276    $9.99 to $10.04    153,045      **         0.95% to 2.55%             **
  2000                                        **          **                **      **               **                   **

ING GET Fund - Series Q
  2003                                    13,495   $10.08 to $10.42    138,426      -          1.25% to 3.05%       1.51% to 2.96%
  2002                                    16,855    $9.93 to $10.12    169,029     2.51        0.75% to 2.55%      -0.70% to 1.20%
  2001                                       190        $10.00           1,904      **         0.95% to 1.90%             **
  2000                                        **          **                **      **               **                   **

ING GET Fund - Series R
  2003                                    13,621   $10.18 to $10.47    140,707     0.01        1.25% to 3.05%       1.70% to 3.05%
  2002                                    16,911   $10.01 to $10.16    170,526     ***         0.75% to 2.55%            ***
  2001                                       ***         ***               ***     ***               ***                 ***
  2000                                       ***         ***               ***     ***               ***                 ***

ING Get Fund - Series S
  2003                                    16,864   $10.15 to $10.39    173,155     0.09        1.25% to 3.05%       1.70% to 3.08%
  2002                                    21,867    $9.98 to $10.08    219,270     ***         0.75% to 2.55%            ***
  2001                                       ***         ***               ***     ***               ***                 ***
  2000                                       ***         ***               ***     ***               ***                 ***

ING GET Fund - Series T
  2003                                    16,574   $10.18 to $10.37    170,132     0.13        1.25% to 3.05%       1.39% to 2.67%
  2002                                    23,643   $10.04 to $10.10    237,948     ***         0.75% to 2.55%            ***
  2001                                       ***         ***               ***     ***               ***                 ***
  2000                                       ***         ***               ***     ***               ***                 ***


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SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING GET Fund - Series U
  2003                                    17,355   $10.22 to $10.37  $ 178,573      -   %      1.25% to 3.05%       2.30% to 3.70%
  2002                                       105    $9.99 to $10.00      1,048     ***         0.75% to 2.20%            ***
  2001                                       ***         ***               ***     ***               ***                 ***
  2000                                       ***         ***               ***     ***               ***                 ***

ING GET Fund - Series V
  2003                                    37,332    $9.61 to $9.70     360,438     ****        1.25% to 3.05%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****

ING GET U.S. Core Portfolio - Series 1
  2003                                    23,775    $9.97 to $10.03    237,629     ****        1.25% to 3.05%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****

ING GET U.S. Core Portfolio - Series 2
  (Guaranteed)
  2003                                       219    $9.99 to $10.00      2,191     ****        1.25% to 3.05%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****

ING AIM Mid-Cap Growth
  2003                                    14,957   $11.56 to $13.01    182,308      -          0.80% to 2.25%      24.43% to 25.82%
  2002                                    14,324    $9.29 to $10.34    139,852      -          0.80% to 2.25%     -33.26% to -32.24%
  2001                                    17,855   $13.92 to $15.26    259,382      -          0.80% to 2.25%     -22.66% to -21.78%
  2000                                    19,182   $18.40 to $19.51    359,734      *                 *                    *


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SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING AIM Mid-Cap Growth Advisor
  2003                                       146   $12.00 to $12.06  $   1,756      -   %      1.40% to 1.85%      24.61% to 24.97%
  2002                                         8    $9.63 to $9.65          78     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***               ***                 ***
  2000                                       ***         ***               ***     ***               ***                 ***

ING Alliance Mid-Cap Growth
  2003                                    27,056   $13.39 to $14.95    380,282      -          0.80% to 2.25%      40.65% to 42.11%
  2002                                    24,777    $9.52 to $10.52    246,769      -          0.80% to 2.25%     -31.66% to -30.56%
  2001                                    27,303   $13.93 to $15.15    395,434      -          0.80% to 2.25%     -15.42% to -14.46%
  2000                                    27,139   $16.80 to $17.71    463,399      *                 *                    *

ING Alliance Mid-Cap Growth Advisor
  2003                                       166   $13.39 to $14.95      2,444      -          0.80% to 2.25%      40.86% to 41.49%
  2002                                        14   $10.45 to $10.46        148     ***               ***                 ***
  2001                                       ***         ***               ***     ***               ***                 ***
  2000                                       ***         ***               ***     ***               ***                 ***

ING American Funds Growth
  (Guaranteed)
  2003                                     1,570    $9.63 to $9.64      15,127     ****        0.95% to 2.55%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****

ING American Funds Growth-Income
  2003                                     1,275    $9.83 to $9.84      12,535     ****        0.95% to 2.55%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****


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SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING American Funds International
  2003                                       429   $10.18 to $10.19  $   4,371     **** %      0.95% to 2.40%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****

ING Capital Guardian Large Cap Value
  2003                                    51,050    $8.74 to $9.32     455,590      -          0.50% to 2.25%      19.07% to 20.57%
  2002                                    39,602    $7.34 to $7.73     295,688     0.25        0.50% to 2.25%     -25.48% to -24.22%
  2001                                    27,628    $9.85 to $10.20    275,489     0.25        0.50% to 2.25%      -5.43% to -4.44%
  2000                                     9,362   $10.50 to $10.59     98,545      *                 *                    *

ING Capital Guardian Large Cap Value
  Advisor
  2003                                       386   $12.22 to $12.28      4,732      -          1.40% to 1.85%      19.22% to 19.57%
  2002                                        32   $10.25 to $10.27        333     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***               ***                 ***
  2000                                       ***         ***               ***     ***               ***                 ***

ING Capital Guardian Managed Global
  2003                                    18,377   $14.77 to $17.94    292,324      -          0.50% to 2.25%      17.04% to 18.65%
  2002                                    16,459   $12.62 to $15.12    223,084     0.13        0.50% to 2.25%     -22.00% to -20.59%
  2001                                    14,451   $16.18 to $19.04    250,388     0.13        0.50% to 2.25%     -13.60% to -12.34%
  2000                                    11,365   $19.34 to $21.72    228,347      *                 *                    *

ING Capital Guardian Managed Global
  Advisor
  2003                                        81   $11.99 to $12.05        975      -          1.40% to 1.85%      17.20% to 17.68%
  2002                                         5        $10.23              50     ***         1.75% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***


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SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING Capital Guardian Small Cap
  2003                                    28,438   $15.06 to $17.28  $ 150,125      -   %      0.50% to 2.25%      21.75% to 23.43%
  2002                                    26,339   $12.37 to $14.00    341,146     0.12        0.80% to 2.25%     -27.11% to -25.80%
  2001                                    27,165   $16.97 to $18.87    480,513     0.13        0.50% to 2.25%      -3.40% to -1.97%
  2000                                    23,107   $17.94 to $19.25    422,097      *                 *                    *

ING Capital Guardian Small Cap Advisor
  2003                                       194   $11.84 to $11.90      2,301      -          1.40% to 1.85%      21.81% to 22.30%
  2002                                        33    $9.72 to $9.73         321     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Developing World
  2003                                    10,380    $7.45 to $8.09      80,376      -          0.80% to 2.25%      24.58% to 26.01%
  2002                                     9,702    $5.98 to $6.42      60,000      -          0.80% to 2.25%     -12.70% to -11.45%
  2001                                    10,141    $6.85 to $7.25      71,466     1.18        0.80% to 2.25%       -7.10 to -5.97%
  2000                                     7,211    $7.47 to $7.71      54,398      *                 *                    *

ING Developing World Advisor
  2003                                        87   $12.10 to $12.16      1,051      -          1.40% to 1.85%      24.74% to 25.23%
  2002                                         8    $9.70 to $9.71          79     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Eagle Asset Value Equity
  2003                                    11,407   $14.78 to $17.25    183,368      -          0.80% to 2.25%       8.28% to 9.73%
  2002                                    11,740   $13.65 to $15.72    173,239     0.69        0.80% to 2.25%     -20.82% to -17.70%
  2001                                    10,991   $17.24 to $19.10    199,039     0.85        0.80% to 2.25%      -6.21% to -5.21%
  2000                                     9,358   $18.85 to $20.15    180,722      *                 *                    *


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SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING Eagle Asset Value Equity Advisor
  2003                                        72   $10.45 to $10.50  $     754      -   %      1.40% to 1.85%       8.73% to 9.03%
  2002                                        11    $9.61 to $9.63         107     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING FMR Diversified Mid-Cap
  2003                                    16,301    $8.19 to $8.53     135,693      -          0.90% to 2.25%      15.45% to 16.69%
  2002                                    12,695    $7.09 to $7.31      91,159     0.29        0.90% to 2.25%     -21.13% to -20.11%
  2001                                     6,381    $8.99 to $9.15      59,814     0.48        0.90% to 2.25%      -8.41% to -7.79%
  2000                                     1,150    $9.87 to $9.88      11,358      *                 *                    *

ING FMR Diversified Mid-Cap Advisor
  2003                                       241   $10.95 to $11.00      2,646      -          1.40% to 1.85%      15.63% to 16.03%
  2002                                        23    $9.47 to $9.48         220     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Goldman Sachs Internet Tollkeeper
  2003                                     6,500    $5.59 to $5.78      36,837      -          0.90% to 2.25%      22.05% to 23.29%
  2002                                     2,769    $4.58 to $4.69      12,802      -          0.90% to 2.25%     -39.50% to -38.61%
  2001                                       709    $7.57 to $7.64       5,389      **         0.90% to 2.25%             **
  2000                                        **          **                **      **               **                   **

ING Goldman Sachs Internet Tollkeeper
  Advisor
  2003                                       113   $12.71 to $12.78      1,432      -          1.40% to 1.85%      22.21% to 22.65%
  2002                                         5   $10.40 to $10.42         53     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***


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SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING Hard Assets
  2003                                     5,766   $15.20 to $18.86  $  95,833      -   %      0.80% to 2.25%      22.19% to 23.51%
  2002                                     4,986   $12.44 to $15.93     67,753     0.68        0.50% to 2.25%      -1.50% to 4.32%
  2001                                     2,395   $12.63 to $15.27     33,209      -          0.80% to 2.25%     -13.82% to -12.84%
  2000                                     2,584   $15.34 to $17.52     41,509      *                 *                    *

ING Hard Assets Advisor
  2003                                       133   $12.03 to $12.09      1,600      -          1.40% to 1.85%      22.51% to 22.99%
  2002                                        10    $9.82 to $9.83          97     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING International
  2003                                    17,701    $7.64 to $8.53     141,663      -          0.80% to 2.25%      12.35% to 13.58%
  2002                                    16,969    $6.80 to $7.46     120,477     0.75        0.90% to 2.25%     -18.76% to -16.93%
  2001                                    16,734    $8.37 to $8.98     144,061      -          0.90% to 2.10%     -24.87% to -22.18%
  2000                                    17,171   $11.23 to $11.73    194,618      *                 *                    *

ING International Advisor
  2003                                       272   $11.02 to $11.08      3,005      -          1.40% to 1.85%      12.56% to 13.06%
  2002                                        26    $9.79 to $9.80         254     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Janus Growth and Income
  Advisor
  2003                                    26,413    $7.43 to $7.81     201,399      -          0.90% to 2.55%       8.15% to 9.56%
  2002                                    18,616    $6.87 to $7.13     130,345     0.45        0.90% to 2.55%     -21.75% to -20.16%
  2001                                    10,487    $8.78 to $8.93      92,720     1.02        0.90% to 2.55%     -11.18% to -10.34%
  2000                                     1,280    $9.93 to $9.96      12,726      *                 *                    *


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SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING Janus Growth and Income Advisor
  2003                                       514   $10.53 to $10.58  $   5,426      -   %      1.40% to 1.85%       8.44% to 8.85%
  2002                                        60    $9.71 to $9.73         587     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Janus Special Equity
  2003                                     5,384    $7.70 to $8.02      42,179      -          0.90% to 2.25%      29.19% to 30.51%
  2002                                     3,609    $5.96 to $6.15      21,794     ***         0.90% to 2.25%     -27.58% to -26.61%
  2001                                     2,932    $8.23 to $8.38      24,325     0.37        0.90% to 2.25%      -6.87% to -6.19%
  2000                                       663    $8.88 to $8.89       5,891      *                 *                    *

ING Janus Special Equity Advisor
  2003                                        36   $12.46 to $12.52        445      -          1.40% to 1.85%      29.52% to 30.01%
  2002                                         6    $9.62 to $9.63          56     ***         1.40% to 1.75%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Jennison Equity Opportunities
  2003                                    17,342   $15.38 to $18.19    288,190      -          0.80% to 2.25%      12.10% to 13.33%
  2002                                    19,040   $13.72 to $16.05    280,954     0.13        0.80% to 2.25%     -30.85% to -29.82%
  2001                                    20,717   $19.84 to $22.87    440,209     0.07        0.80% to 2.25%     -14.67% to -13.67%
  2000                                    19,193   $24.06 to $26.49    477,934      *                 *                    *

ING Jennison Equity Opportunities
  Advisor
  2003                                       100   $10.95 to $11.01      1,092      -          1.40% to 1.85%      12.42% to 12.92%
  2002                                         3    $9.74 to $9.75          34     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING JPMorgan Fleming Small Cap Equity
  2003                                     4,486    $9.01 to $9.22   $  40,909      -   %      0.90% to 2.55%      15.81% to 17.15%
  2002                                     1,212    $7.79 to $7.87       9,490     ***         0.90% to 2.40%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING JPMorgan Fleming Small Cap Equity
  Advisor
  2003                                       599   $11.00 to $11.05      6,605      -          1.40% to 1.85%      16.03% to 16.44%
  2002                                        54    $9.48 to $9.49         511     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Julius Baer Foreign
  2003                                     2,055    $9.04 to $9.26      18,808      -          0.90% to 2.55%      10.78% to 12.24%
  2002                                       608    $8.17 to $8.25       4,990     ***         0.90% to 2.40%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Julius Baer Foreign Advisor
  2003                                       142   $10.84 to $10.89      1,544      -          1.40% to 1.85%      11.28% to 11.58%
  2002                                        17    $9.74 to $9.76         165     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Limited Maturity Bond
  2003                                    28,806   $17.99 to $23.33    570,674      -          0.50% to 2.25%       0.84% to 2.15%
  2002                                    28,506   $17.84 to $22.84    558,941     3.62        0.50% to 2.25%       4.82% to 6.68%
  2001                                    19,509   $17.02 to $21.41    364,062     4.84        0.50% to 2.25%       6.78% to 8.30%
  2000                                    11,438   $16.67 to $19.77    200,958      *                 *                    *


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING Liquid Assets
  2003                                    60,885    $9.99 to $17.99  $ 927,658     0.58 %      0.50% to 2.55%      -1.34% to 0.17%
  2002                                    66,797   $13.46 to $17.34  1,023,179     1.42        0.50% to 2.55%      -1.34% to 0.96%
  2001                                    69,541   $13.62 to $17.79  1,071,485     3.59        0.50% to 2.55%       1.86% to 3.01%
  2000                                    44,678   $14.50 to $16.61    679,666      *                 *                    *

ING Liquid Assets Advisor
  2003                                       846    $9.88 to $9.93       8,381     0.39        1.40% to 1.85%      -1.00% to -0.60%
  2002                                       180    $9.98 to $9.99       1,800     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Marisco Growth
  2003                                    55,528   $11.90 to $13.56    693,860      -          0.50% to 2.25%      19.96% to 21.56%
  2002                                    53,954    $9.92 to $11.18    560,041      -          0.50% to 2.25%     -31.16% to -29.91%
  2001                                    66,921   $14.41 to $15.95  1,002,892      -          0.50% to 2.25%     -31.55% to -30.59%
  2000                                    67,525   $21.49 to $22.98  1,474,980      *                 *                    *

ING Marisco Growth Advisor
  2003                                       470   $11.75 to $11.80      5,531      -          1.40% to 1.85%      20.39% to 20.78%
  2002                                         9    $9.76 to $9.78          92     ***         1.40% to 1.75%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Mercury Focus Value
  2003                                     1,816    $9.48 to $9.67      17,534      -          0.90% to 2.25%      13.93% to 15.12%
  2002                                       710    $8.32 to $8.40       5,931     ***         0.90% to 2.25%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING Mercury Focus Value Advisor
  2003                                        44   $11.60 to $11.65  $     506      -   %      1.40% to 1.85%      14.17% to 14.55%
  2002                                         5   $10.16 to $10.17         48     ***         1.65% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Mercury Fundamental Growth
  2003                                     1,070    $8.90 to $9.07       9,600      -          0.90% to 2.25%      12.23% to 13.38%
  2002                                       345    $7.93 to $8.00       2,742     ***         0.90% to 2.15%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Mercury Fundamental Growth Advisor
  2003                                        58   $10.61 to $10.67        622      -          1.40% to 1.85%      12.39% to 12.91%
  2002                                        11    $9.44 to $9.45         108     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING MFS Mid-Cap Growth
  2003                                    28,960   $18.51 to $21.71    568,032      -          0.50% to 2.25%      23.65% to 25.35%
  2002                                    27,548   $14.97 to $17.32    435,581      -          0.50% to 2.25%     -49.97% to -49.07%
  2001                                    29,521   $29.92 to $34.01    928,290     0.37        0.50% to 2.25%     -25.09% to -24.25%
  2000                                    27,623   $40.98 to $43.92  1,158,061      *                 *                    *

ING MFS Mid-Cap Growth Advisor
  2003                                       486   $12.08 to $12.14      5,880      -          1.40% to 1.85%      23.90% to 24.26%
  2002                                        56    $9.75 to $9.77         549     ***         1.40% to 1.80%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING MFS Research
  2003                                    27,533   $15.17 to $17.78  $ 454,861      -   %      0.80% to 2.55%      10.33% to 11.75%
  2002                                    28,285   $13.75 to $15.91    421,035     0.41        0.80% to 2.55%     -28.35% to -25.45%
  2001                                    31,622   $19.19 to $21.34    637,711     0.12        0.80% to 2.25%     -22.97% to -22.09%
  2000                                    30,638   $25.56 to $27.39    800,528      *                 *                    *

ING MFS Research Advisor
  2003                                       140   $10.74 to $10.79      1,501      -          1.40% to 1.85%      10.71% to 11.12%
  2002                                        34    $9.70 to $9.72         326     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING MFS Total Return
  2003                                    50,981   $10.23 to $22.51  1,035,948      -          0.50% to 2.55%       6.98% to 8.64%
  2002                                    45,174   $17.48 to $20.72    853,266     2.36        0.50% to 2.55%      -7.51% to -5.56%
  2001                                    39,136   $18.90 to $21.94    793,394     4.88        0.50% to 2.55%      -1.44% to -0.32%
  2000                                    29,621   $20.10 to $21.54    608,868      *                 *                    *

ING MFS Total Return Advisor
  2003                                     1,077   $10.76 to $10.81     11,605      -          1.40% to 1.85%       7.28% to 7.67%
  2002                                        95   $10.03 to $10.04        955     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING PIMCO Core Bond
  2003                                    40,241   $10.26 to $13.91    514,836      -          0.75% to 2.55%       2.34% to 3.75%
  2002                                    34,238   $11.55 to $13.41    425,125     3.72        0.80% to 2.55%       3.69% to 8.23%
  2001                                     9,873   $11.14 to $12.39    114,996     0.40        0.80% to 2.55%       0.53% to 1.64%
  2000                                     3,438   $11.37 to $12.19     40,000      *                 *                    *


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING PIMCO Core Bond Advisor
  2003                                     1,272   $10.53 to $10.58  $  13,415      -   %      1.40% to 1.85%       2.83% to 3.12%
  2002                                        97   $10.24 to $10.26        992     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Salomon Brothers All Cap
  2003                                    34,404    $9.83 to $10.52    351,535      -          0.90% to 2.25%      20.02% to 21.20%
  2002                                    29,232    $8.34 to $8.68     247,740     0.22        0.90% to 2.25%     -27.23% to -26.19%
  2001                                    25,814   $11.46 to $11.76    299,314     1.47        0.90% to 2.25%       0.00% to 0.94%
  2000                                     9,062   $11.54 to $11.65    104,883      *                 *                    *

ING Salomon Brothers All Cap Advisor
  2003                                       317   $11.46 to $11.51      3,634      -          1.40% to 1.85%      20.38% to 20.78%
  2002                                        18    $9.52 to $9.53         176     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Salomon Brother Investors
  2003                                    12,677    $8.97 to $9.43     116,138      -          0.90% to 2.25%      13.98% to 15.14%
  2002                                    11,516    $7.87 to $8.19      92,136     0.81        0.90% to 2.25%     -24.69% to -23.67%
  2001                                     8,646   $10.45 to $10.73     91,400     1.30        0.90% to 2.25%      -6.16% to -5.13%
  2000                                     1,917   $11.21 to $11.31     21,558      *                 *                    *

ING Salomon Brother Investors Advisor
  2003                                        72   $11.14 to $11.19        800      -          1.40% to 1.85%      14.36% to 14.65%
  2002                                        30    $9.74 to $9.75         297     ***         1.65% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING T. Rowe Price Capital Appreciation
  2003                                    38,761   $27.10 to $33.63  1,152,441      -   %      0.80% to 2.25%       9.49% to 10.73%
  2002                                    34,525   $24.75 to $30.37    935,079     1.72        0.80% to 2.25%      -1.79% to -0.33%
  2001                                    23,375   $25.20 to $30.47    644,971     3.34        0.80% to 2.25%       7.85% to 9.02%
  2000                                    13,395   $24.47 to $27.95    345,651      *                 *                    *

ING T. Rowe Price Capital Appreciation
  Advisor
  2003                                     1,168   $10.96 to $11.01     12,814      -          1.40% to 1.85%       9.70% to 9.99%
  2002                                        89    $9.99 to $10.01        894     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING T. Rowe Price Equity Income
  2003                                    24,093   $19.74 to $25.61    524,100      -          0.50% to 2.25%       9.00% to 10.48%
  2002                                    20,545   $81.11 to $23.18    409,670     1.34        0.50% to 2.25%     -15.14% to -13.64%
  2001                                    17,698   $21.34 to $26.84    416,763     1.95        0.50% to 2.25%      -0.58% to 1.46%
  2000                                    12,207   $22.48 to $26.61    291,793      *                 *                    *

ING T. Rowe Price Equity Income Advisor
  2003                                       671   $10.72 to $10.77      7,199      -          1.40% to 1.85%       9.27% to 9.56%
  2002                                        65    $9.81 to $9.83         640     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING UBS U.S. Balanced
  2003                                     7,243    $7.66 to $7.98      56,424      -          0.90% to 2.25%       7.58% to 8.59%
  2002                                     6,551    $7.12 to $7.35      47,241     1.11        0.90% to 2.25%     -16.73% to -15.52%
  2001                                     5,718    $8.55 to $8.70      49,242     1.78        0.90% to 2.25%      -8.32% to -7.68%
  2000                                       501    $9.37 to $9.38       4,696      *                 *                    *


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SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING UBS U.S. Balanced Advisor
  2003                                        30   $10.55 to $10.57  $     318     **** %      1.40% to 1.85%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****

ING Van Kampen Equity Growth
  2003                                     2,361    $8.60 to $8.77      20,477      -          0.90% to 2.25%      10.54% to 11.73%
  2002                                       559    $7.78 to $7.85       4,362     ***         0.90% to 2.25%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Van Kampen Equity Growth Advisor
  2003                                       403   $10.68 to $10.74      4,310      -          1.40% to 1.85%      10.90% to 11.31%
  2002                                        48    $9.63 to $9.64         458     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Van Kampen Global Franchise
  2003                                     4,249    $9.45 to $9.65      40,487      -          0.80% to 2.25%       7.39% to 8.67%
  2002                                     1,661    $8.80 to $8.88      14,670     ***         0.80% to 2.25%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Van Kampen Global Franchise Advisor
  2003                                       941   $10.24 to $10.28      9,652      -          1.40% to 1.85%       7.68% to 7.99%
  2002                                        74    $9.51 to $9.52         708     ***         1.40% to 1.85%            ***%
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING Van Kampen Growth and Income
  2003                                    30,980   $18.62 to $22.22  $ 617,278      -   %      0.50% to 2.25%      11.03% to 12.45%
  2002                                    30,992   $16.77 to $19.76    554,608     0.84        0.50% to 2.25%     -16.69% to -15.19%
  2001                                    34,270   $20.13 to $23.30    732,049     0.30        0.50% to 2.25%     -13.63% to -12.68%
  2000                                    34,836   $24.00 to $26.02    860,338      *                 *                    *

ING Van Kampen Growth and Income
  Advisor
  2003                                     1,425   $10.87 to $10.92     15,514      -          1.40% to 1.85%      11.15% to 1.54%
  2002                                       101    $9.78 to $9.79         990     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Van Kampen Real Estate
  2003                                     8,236   $31.01 to $40.23    280,771      -          0.50% to 2.25%      24.84% to 26.51%
  2002                                     6,881   $24.84 to $31.80    187,607     3.73        0.50% to 2.25%      -2.05% to 0.31%
  2001                                     4,535   $25.36 to $31.90    126,169     4.29        0.50% to 2.25%       6.07% to 7.28%
  2000                                     3,804   $25.04 to $28.59    100,303      *                 *                    *

ING Van Kampen Real Estate Advisor
  2003                                       362   $12.01 to $12.07      4,352      -          1.40% to 1.85%      25.10% to 25.60%
  2002                                        29    $9.60 to $9.61         276     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Alger Aggressive Growth
  2003                                        39    $8.70 to $10.67        342     ****        0.75% to 1.00%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING Alger Growth
  2003                                        14    $7.82 to $10.45  $     115      -   %      0.75% to 1.00%           19.21%
  2002                                         6        $6.56               39     ***              0.75%                ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING American Century Small Cap Value
  2003                                        13    $9.52 to $10.36        123      -          0.75% to 1.20%           17.53%
  2002                                         -        $8.10                2     ***              0.95%                ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Baron Small Cap Growth
  2003                                        50   $10.42 to $10.47        521     ****        0.75% to 1.20%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****

ING JPMorgan Fleming International
  2003                                       207    $8.98 to $10.55      2,099     0.19        0.75% to 2.25%      10.46% to 10.69%
  2002                                         1    $8.13 to $8.14           7     ***         0.75% to 0.95%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING JPMorgan Mid Cap Value
  2003                                       269   $10.42 to $10.69      2,835      -          0.75% to 2.55%      14.63% to 16.20%
  2002                                        33    $9.09 to $9.19         301     ***         0.95% to 2.55%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING MFS(R) Capital Opportunities
  (Initial Class)
  2003                                       267    $6.86 to $7.11   $   1,869     0.19 %      0.95% to 2.55%      13.76% to 15.05%
  2002                                       209    $6.04 to $6.18       1,280      -          0.95% to 2.40%     -37.64% to -32.29%
  2001                                        78    $8.92 to $9.91         698      **         0.95% to 1.90%             **
  2000                                        **          **                **      **               **                   **

ING MFS(R) Capital Opportunities
  (Service Class)
  2003                                        36        $7.89              283      -               0.75%               15.18%
  2002                                        11        $6.85               72     ***              0.75%                ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING MFS Global Growth
  2003                                        59    $9.41 to $9.66         568      -          0.75% to 2.55%      14.06% to 15.69%
  2002                                         9    $8.27 to $8.35          75     ***         0.75% to 2.20%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING MFS Research Equity
  2003                                        10    $8.18 to $10.19         84     ****        0.75% to 1.35%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****

ING OpCap Balanced Value
  2003                                        35        $9.28              322     2.68             0.75%               18.97%
  2002                                        16        $7.80              126     ***              0.75%                ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING PIMCO Total Return
  2003                                       131   $10.23 to $11.11  $   1,449     0.78 %      0.75% to 1.20%            3.35%
  2002                                        55       $10.75              593     ***              0.75%                ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Salomon Brothers Aggressive Growth
  2003                                       252    $8.82 to $9.84       2,476     ****        1.00% to 2.25%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****

ING Salomon Brothers Fundamental Value
  2003                                        46    $9.11 to $9.48         428     2.29        0.75% to 1.10%           23.35%
  2002                                         1        $7.41                9     ***              0.75%                ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Salomon Brothers Investors Value
  2003                                        33    $8.71 to $8.76         292     0.68        0.75% to 1.10%           15.11%
  2002                                         -        $7.61                4     ***              0.75%                ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING T. Rowe Price Growth Equity
  2003                                       192    $8.69 to $10.34      1,700     0.22       15.87% to 16.36%      0.75% to 1.20%
  2002                                        19    $7.51 to $7.52         144     ***         0.75% to 0.95%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING UBS Tactical Asset Allocation
  2003                                         5        $8.52        $      46      -   %           0.75%               13.00%
  2002                                         -        $7.54                2     ***              0.75%                ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Van Kampen Comstock
  2003                                     2,521    $9.39 to $10.40     23,955      -          0.75% to 2.55%      13.96% to 15.47%
  2002                                       210    $8.24 to $8.34       1,737     ***         0.75% to 2.40%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING VIT Worldwide Growth
  2003                                     7,035    $5.76 to $6.10      41,697      -          0.90% to 2.55%      14.06% to 15.59%
  2002                                     5,299    $5.05 to $5.28      27,358     2.00        0.90% to 2.55%     -27.02% to -25.42%
  2001                                     2,863    $6.92 to $7.08      20,014      -          0.90% to 2.25%     -20.18% to -19.36%
  2000                                       635    $8.72 to $8.78       5,554      *                 *                    *

ING VP Balanced
  2003                                        65   $10.31 to $10.58        686     ****        0.75% to 1.20%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****

ING VP Bond
  2003                                     6,558   $10.27 to $11.15     72,179     2.14        0.75% to 2.25%       3.21% to 4.30%
  2002                                     4,668   $10.58 to $10.69     49,590     ***         0.80% to 2.25%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING VP Growth
  2003                                        33    $8.10 to $8.15   $     267      -   %      0.75% to 1.10%           17.44%
  2002                                         7        $6.94               46     ***              0.75%                ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING VP Index Plus LargeCap
  2003                                     4,385    $7.85 to $10.29     35,281     0.79        0.75% to 2.55%      10.41% to 11.81%
  2002                                       634    $7.11 to $7.31       4,589     0.15        0.75% to 2.55%     -29.03% to -22.23%
  2001                                        87    $9.36 to $9.40         812     2.73        0.95% to 1.90%             **
  2000                                        **          **                **      **               **                   **

ING VP Index Plus MidCap
  2003                                     1,168    $9.67 to $10.65     11,606     0.31        0.75% to 2.55%      14.98% to 16.44%
  2002                                       692    $8.41 to $8.64       5,909     0.31        0.75% to 2.55%     -14.79% to -12.82%
  2001                                        83    $9.87 to $9.91         820      **         0.95% to 1.90%             **
  2000                                        **          **                **      **               **                   **

ING VP Index Plus SmallCap
  2003                                       811    $9.90 to $10.54      8,241     0.10        0.75% to 2.55%      16.88% to 18.51%
  2002                                       465    $8.47 to $8.70       4,005     0.36        0.75% to 2.55%     -15.89% to -13.95%
  2001                                        67   $10.07 to $10.11        680      **         0.95% to 1.90%             **
  2000                                        **          **                **      **               **                   **

ING VP International Equity
  2003                                         7        $8.23               57     ****             0.75%                ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING VP Small Company
  2003                                        70    $9.28 to $10.70  $     660     0.25 %      0.75% to 1.35%      23.24% to 23.41%
  2002                                        21    $7.54 to $7.56         156     ***         0.75% to 0.95%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING VP Value Opportunity
  2003                                       241    $7.01 to $7.30       1,734     0.71        0.75% to 2.55%       8.51% to 10.11%
  2002                                       166    $6.46 to $6.63       1,086     0.40        0.75% to 2.55%     -28.22% to -26.66%
  2001                                        33    $9.00 to $9.04         298      **         0.95% to 1.90%             **
  2000                                        **          **                **      **               **                   **

ING VP Convertible
  2003                                       296   $10.61 to $10.99      3,209     0.94        0.95% to 2.55%      11.92% to 13.30%
  2002                                       107    $9.48 to $9.70       1,034     3.17        0.95% to 2.55%      -9.37% to -7.79%
  2001                                        18   $10.46 to $10.52        194   (10.36)       0.95% to 2.20%             **
  2000                                        **          **                **      **               **                   **

ING VP Growth and Income
  2003                                       126   $10.26 to $10.77      1,357     ****        0.75% to 1.00%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****

ING VP Growth Opportunities
  2003                                     3,251    $6.05 to $6.27      19,919      -          0.75% to 2.25%      16.57% to 17.86%
  2002                                     1,895    $5.19 to $5.32       9,918      -          0.75% to 2.25%     -33.03% to -32.10%
  2001                                       671    $7.75 to $7.82       5,219      **         0.90% to 2.25%             **
  2000                                        **          **                **      **               **                   **


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING International Value
  2003                                        37    $9.67 to $10.73  $     361      -   %      0.75% to 1.00%      14.44% to 14.52%
  2002                                         5    $8.45 to $8.47          42     ***         0.75% to 0.95%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING VP Large Company Value
  2003                                       189    $8.72 to $9.04       1,686     0.15        0.95% to 2.55%      11.22% to 12.58%
  2002                                       120    $7.84 to $8.03         958     1.28        0.95% to 2.55%     -24.40% to -23.16%
  2001                                        15   $10.37 to $10.45        156     0.92        0.95% to 2.55%             **
  2000                                        **          **                **      **               **                   **

ING VP LargeCap Growth
  2003                                       259    $7.12 to $7.38       1,888      -          0.95% to 2.25%      17.43% to 18.84%
  2002                                       163    $6.06 to $6.21       1,006     0.48        0.95% to 2.25%     -36.68% to -35.45%
  2001                                        56    $9.57 to $9.62         533      **         0.95% to 2.25%             **
  2000                                        **          **                **      **               **                   **

ING VP MagnaCap
  2003                                     2,433    $7.85 to $8.17      19,499     0.46        0.90% to 2.55%      12.63% to 14.11%
  2002                                     1,746    $7.00 to $7.16      12,338     1.02        0.90% to 2.25%     -24.73% to -23.74%
  2001                                       579    $9.30 to $9.39       5,402     1.36        0.90% to 2.25%             **
  2000                                        **          **                **      **               **                   **

ING VP MidCap Opportunities
  2003                                        28        $8.81              250      -               0.75%                4.01%
  2002                                         2        $7.24               12     ***              0.75%                ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING VP SmallCap Opportunities
  2003                                    11,824    $5.56 to $5.77   $  66,673      -   %      0.75% to 2.25%      22.10% to 23.55%
  2002                                     6,553    $4.55 to $4.67      30,118      -          0.75% to 2.25%     -45.05% to -44.14%
  2001                                     1,737    $8.28 to $8.36      14,437      **         0.90% to 2.25%             **
  2000                                        **          **                **      **               **                   **

INVESCO VIF - Financial Services
  2003                                     5,215    $8.78 to $9.13      46,699      -          0.80% to 2.55%      13.58% to 15.13%
  2002                                     2,931    $7.73 to $7.92      22,941     1.15        0.90% to 2.55%     -17.15% to -15.76%
  2001                                       256    $9.33 to $9.39       2,404     2.70        0.95% to 2.25%             **
  2000                                        **          **                **      **               **                   **

INVESCO VIF - Health Sciences
  2003                                     7,678    $8.46 to $8.80      66,241      -          0.80% to 2.55%      12.50% to 13.99%
  2002                                     4,013    $7.52 to $7.72      30,558      -          0.90% to 2.55%     -26.42% to -24.98%
  2001                                     1,052   $10.22 to $10.29     10,790     3.60        0.95% to 2.55%             **
  2000                                        **          **                **      **               **                   **

INVESCO VIF - Leisure
  2003                                     2,372    $9.35 to $9.57      22,451      -          0.95% to 2.55%      11.71% to 12.99%
  2002                                       724    $8.39 to $8.47       6,097     ***         0.95% to 2.25%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

INVESCO VIF - Utilities
  2003                                     3,004    $6.65 to $6.92      20,371      -          0.80% to 2.55%       6.23% to 7.64%
  2002                                     1,227    $6.26 to $6.43       7,783     1.12        0.95% to 2.55%     -22.62% to -20.91%
  2001                                       119    $8.09 to $8.13         964     3.07        0.95% to 1.90%             **
  2000                                        **          **                **      **               **                   **


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

Janus Aspen Series Balanced
  2003                                       435    $9.73 to $10.24  $   4,261     0.80 %      0.75% to 1.20%       5.65% to 5.95%
  2002                                        54    $9.21 to $9.25         496     ***         0.75% to 1.10%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

Janus Aspen Series Flexible Income
  2003                                       153   $10.27 to $11.54      1,763     0.88        0.75% to 1.20%       4.75% to 5.00%
  2002                                        26   $10.97 to $10.99        283     ***         0.75% to 0.95%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

Janus Aspen Series Growth
  2003                                        98    $8.26 to $10.35        832      -          0.75% to 1.10%      15.36% to 15.58%
  2002                                        27        $7.19              192     ***              0.75%                ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

Janus Aspen Series Worldwide Growth
  2003                                       857    $7.25 to $10.31      6,415     0.62        0.75% to 2.55%       7.41% to 8.95%
  2002                                       515    $6.75 to $6.93       3,534     0.52        0.75% to 2.55%     -27.58% to 26.20%
  2001                                       139    $9.32 to $9.39       1,298     0.33        0.95% to 2.40%             **
  2000                                        **          **                **      **               **                   **

Colonial Small Cap Value
  2003                                       904   $11.94 to $11.99     10,812     ****        1.25% to 2.25%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

Liberty Asset Allocation
  2003                                        50   $11.10 to $11.12  $     560     **** %      1.40% to 1.80%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****

LIberty Equity
  2003                                        81    $7.21 to $7.35         595      -          1.40% to 1.90%      11.61% to 11.89%
  2002                                        75    $6.46 to $6.57         487     0.23        1.40% to 1.90%     -29.17% to -28.66%
  2001                                        88    $9.12 to $9.21         807      -          1.40% to 1.80%     -19.72% to -19.28%
  2000                                        94   $11.36 to $11.41      1,071      *                 *                    *

Liberty Federal Securities
  2003                                         9   $10.11 to $12.95         88     ****        0.75% to 1.70%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****

Liberty Small Company Growth
  2003                                         5    $9.32 to $12.92         65     ****        0.75% to 1.80%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****

Oppenheimer Global Securities
  2003                                       188    $9.26 to $10.76      1,775     0.30        0.75% to 1.35%      21.20% to 21.51%
  2002                                        27    $7.64 to $7.67         205     ***         0.75% to 1.10%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

Oppenheimer Strategic Bond
  2003                                        20   $10.51 to $11.94  $     233     1.61 %      0.75% to 1.35%      11.74% to 11.90%
  2002                                         2   $10.65 to $10.67         16     ***         0.75% to 0.95%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

PIMCO High Yield
  2003                                    47,912   $10.67 to $11.93    536,751     5.71        0.50% to 2.55%      14.48% to 16.16%
  2002                                    31,353    $9.32 to $10.27    305,237     8.20        0.80% to 2.55%      -4.80% to -1.63%
  2001                                    23,564    $9.79 to $10.44    236,343     7.91        0.50% to 2.25%     -19.72% to -19.28%
  2000                                    16,336    $9.88 to $10.17    162,857      *                 *             0.30% to 1.57%

PIMCO StocksPLUS Growth and Income
  2003                                    19,426    $8.84 to $9.58     177,728     1.17        0.80% to 2.25%      14.36% to 15.70%
  2002                                    22,790    $7.73 to $8.28     181,637     2.69        0.80% to 2.25%     -22.00% to -20.84%
  2001                                    23,718    $9.91 to $10.46    241,065     4.22        0.80% to 2.25%     -13.15% to -12.17%
  2000                                    22,158   $11.56 to $11.91    257,484      *                 *                    *

Pioneer Equity-Income VCT
  2003                                        94    $8.96 to $10.18        860     1.35        0.75% to 1.35%       8.59% to 8.82%
  2002                                        22    $8.27 to $8.28         179     ***         0.75% to 0.95%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

Pioneer Fund VCT
  2003                                     5,804    $7.92 to $8.25      46,877     0.62        0.75% to 2.55%       7.76% to 9.42%
  2002                                     2,697    $7.35 to $7.54      20,064     1.08        0.80% to 2.55%     -21.47% to -19.87%
  2001                                       243    $9.36 to $9.41       2,275     0.91        0.95% to 1.90%             **
  2000                                        **          **                **      **               **                   **


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

Pioneer Mid-Cap Value VCT
  2003                                    11,187   $10.43 to $11.20  $ 123,016     0.24 %      0.75% to 2.25%      17.37% to 18.77%
  2002                                     5,685    $9.27 to $9.43      53,062     0.56        0.75% to 2.25%     -13.36% to -12.03%
  2001                                       480   $10.70 to $10.72      5,139      **         1.25% to 2.25%             **
  2000                                        **          **                **      **               **                   **

Pioneer Small Company VCT
  2003                                       548    $8.57 to $8.88       4,802      -          0.95% to 2.55%      11.27% to 12.55%
  2002                                       437    $7.70 to $7.89       3,417     0.03        0.95% to 2.55%     -19.29% to -17.90%
  2001                                        98    $9.54 to $9.61         938      **         0.95% to 2.55%             **
  2000                                        **          **                **      **               **                   **

ProFund VP Bull
  2003                                     6,409    $7.28 to $7.52      47,306      -          0.90% to 2.25%      10.77% to 11.90%
  2002                                     4,706    $6.57 to $6.72      31,265      -          0.90% to 2.25%     -25.68% to -24.66%
  2001                                     2,316    $8.84 to $8.92      20,583      **         1.25% to 2.25%             **
  2000                                        **          **                **      **               **                   **

ProFund VP Europe 30
  2003                                     2,010    $6.76 to $6.99      13,772      -          0.90% to 2.25%      13.38% to 14.59%
  2002                                     2,589    $5.96 to $6.10      15,627      -          0.90% to 2.25%     -27.49% to -26.42%
  2001                                       764    $8.22 to $8.29       6,312      **         0.90% to 2.25%             **
  2000                                        **          **                **      **               **                   **

ProFund VP Rising Rates Opportunity
  2003                                     1,406    $9.26 to $9.27      13,015     ****        0.95% to 2.10%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ProFund VP Small Cap
  2003                                     9,820    $8.68 to $9.04   $  87,178      -   %      0.90% to 2.55%      23.07% to 24.35%
  2002                                     5,371    $7.11 to $7.27      38,612      -          0.90% to 2.25%     -24.20% to -23.15%
  2001                                     2,118    $9.38 to $9.46      19,968      **         1.25% to 2.25%             **
  2000                                        **          **                **      **               **                   **

Prudential Jennison
  2003                                    10,635    $4.75 to $5.03      52,031      -          0.90% to 2.55%      14.73% to 16.17%
  2002                                     8,904    $4.14 to $4.33      37,748      -          0.90% to 2.55%     -33.33% to -31.81%
  2001                                     7,335    $6.21 to $6.35      45,991      -          0.90% to 2.55%     -20.20% to -19.62%
  2000                                       987    $7.82 to $7.85       7,732      *                 *                    *

SP Jennison International Growth
  2003                                     8,648    $4.81 to $5.05      42,660      -          0.90% to 2.55%      19.95% to 21.45%
  2002                                     3,751    $4.01 to $4.16      15,341      -          0.90% to 2.55%     -25.05% to -23.53%
  2001                                     2,097    $5.35 to $5.44      11,310     0.24        0.90% to 2.25%     -37.19% to -36.52%
  2000                                       318    $8.55 to $8.57       2,720      *                 *                   **

Putnam VT Discovery Growth
  2003                                       384    $7.15 to $7.41       2,805      -          0.95% to 2.55%      19.57% to 21.08%
  2002                                       271    $5.98 to $6.12       1,645      -          0.95% to 2.55%     -31.34% to -30.22%
  2001                                        66    $8.71 to $8.77         577      **         0.95% to 2.40%             **
  2000                                        **          **                **      **               **                   **

Putnam VT Growth and Income
  2003                                       331    $8.03 to $8.50       2,776     1.53        0.95% to 2.55%      10.30% to 11.55%
  2002                                       220    $7.28 to $7.62       1,662     1.62        0.95% to 2.55%     -21.30% to -19.79%
  2001                                        48    $9.25 to $9.50         455      **         0.95% to 2.20%             **
  2000                                        **          **                **      **               **                   **


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

Putnam VT International Growth
  and Income
  2003                                       365    $9.11 to $9.44   $   3,406     1.60 %      0.95% to 2.55%      15.17% to 16.54%
  2002                                       371    $7.91 to $8.10       2,981     0.28        0.95% to 2.55%     -16.21% to -14.65%
  2001                                        64    $9.44 to $9.49         604      **         0.95% to 1.90%             **
  2000                                        **          **                **      **               **                   **

Smith Barney High Income
  2003                                        22   $13.46 to $13.63        302      -          1.25% to 1.40%      19.33% to 19.46%
  2002                                        28   $11.28 to $11.41        319    24.02        1.25% to 1.40%      -4.57% to -4.44%
  2001                                        31   $11.82 to $11.94        370    12.01        1.25% to 1.40%      -5.14% to -4.94%
  2000                                        36   $12.46 to $12.56        446      *                 *                    *

Smith Barney International All Cap
  Growth
  2003                                        20    $9.96 to $10.09        201      -          1.25% to 1.40%      12.93% to 13.12%
  2002                                        23    $8.82 to $8.92         201     0.95        1.25% to 1.40%     -26.74% to -26.64%
  2001                                        25   $12.04 to $12.16        300      -          1.25% to 1.40%     -32.13% to -32.03%
  2000                                        26   $17.74 to $17.89        455      *                 *                    *

Smith Barney Large Cap Value
  2003                                        24   $15.63 to $15.83        368      -          1.25% to 1.40%      10.93% to 11.01%
  2002                                        26   $14.09 to $14.26        371     3.74        1.25% to 1.40%     -26.46% to -26.30%
  2001                                        29   $19.16 to $19.35        563     1.39        1.25% to 1.40%      -9.45% to -9.33%
  2000                                        33   $21.16 to $21.34        692      *                 *                    *

Smith Barney Money Market
  2003                                         7       $12.46               84     0.88             1.40%               -0.56%
  2002                                        11   $12.53 to $12.68        143     1.30        1.25% to 1.40%      -0.16% to -0.00%
  2001                                        17   $12.55 to $12.68        221     3.49        1.25% to 1.40%       2.28% to 2.42%
  2000                                        13   $12.27 to $12.38        156      *                 *                    *


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

UBS Tactical Allocation
  2003                                       404    $7.84 to $8.13   $   3,253     0.62 %      0.95% to 2.55%      11.68% to 13.07%
  2002                                       217    $7.02 to $7.19       1,548     0.45        0.95% to 2.55%     -25.08% to -23.67%
  2001                                        84    $9.37 to $9.42         787      **         0.95% to 2.20%             **
  2000                                        **          **                **      **               **                   **


                   UNAUDITED CONDENSED CONSOLIDATED
                          FINANCIAL STATEMENTS

                                 INDEX



                                                                           Page
                                                                           ----
PART I.        FINANCIAL INFORMATION (Unaudited)

Item 1.        Financial Statements:
                Condensed Consolidated Statements of Income                F-1
                Condensed Consolidated Balance Sheets                      F-2
                Condensed Consolidated Statements of Changes in
                  Shareholder's Equity                                     F-3
                Condensed Consolidated Statements of Cash Flows            F-4
                Notes to Condensed Consolidated Financial Statements       F-5

Item 2.        Management's Narrative Analysis of the Results of
                 Operations and Financial Condition                       F-11

Item 4.        Controls and Procedures                                    F-20

PART II.       OTHER INFORMATION

Item 1.        Legal Proceedings                                          F-21

Item 6.        Exhibits and Reports on Form 8-K                           F-21

Signatures                                                                F-22

PART I.       FINANCIAL INFORMATION (UNAUDITED)

Item 1.       Financial Statements



             GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)



                   Condensed Consolidated Statements of Income
                                   (Unaudited)
                                   (Millions)



                                               Three months ended September 30,    Nine months ended September 30,
                                                   2003              2002               2003             2002
                                              ----------------  ----------------  ----------------  ----------------
Revenue:
    Fee income                                  $       89.4      $       58.2      $      221.2      $      167.3
    Net investment income                               52.7              58.0             167.8             132.3
    Net realized capital gains                          15.6              25.2              87.8               0.4
    Other loss                                             -                 -              (0.1)                -
                                              ----------------  ----------------  ----------------  ----------------
Total revenue                                          157.7             141.4             476.7             300.0
                                              ----------------  ----------------  ----------------  ----------------
Benefits, losses and expenses:
    Benefits:
      Interest credited and other
        benefits to policyholders                      108.5             100.9             271.7             212.1
    Underwriting, acquisition, and
      insurance expenses:
        General expenses                                28.7              31.8              81.7             106.1
        Commissions                                     72.4              75.9             175.2             239.8
        Policy acquisition costs deferred              (58.4)            (86.4)           (150.3)           (242.9)
    Amortization of deferred policy
      acquisition costs and value of
      business acquired                                 41.7              96.5             129.9             129.2
    Other:
      Expense and charges reimbursed
        under modified coinsurance
        agreements                                     (37.7)            (20.4)            (88.8)            (77.6)
      Interest expense                                   3.5               3.3              10.3              12.7
                                              ----------------  ----------------  ----------------  ----------------
Total benefits, losses and expenses                    158.7             201.6             429.7             379.4
                                              ----------------  ----------------  ----------------  ----------------
(Loss) income before income taxes
    and cumulative effect of change in
    accounting principle                                (1.0)            (60.2)             47.0             (79.4)
Income tax (benefit) expense                            (7.8)            (19.2)              7.3             (25.7)
                                              ----------------   ---------------  ----------------  ----------------
Income (loss) before cumulative effect of
    change in accounting principle                       6.8             (41.0)             39.7             (53.7)
Cumulative effect of change in
    accounting principle                                   -                 -                 -            (135.3)
                                              ----------------  ----------------  ----------------  ----------------
Net income (loss)                               $        6.8      $      (41.0)     $       39.7      $     (189.0)
                                              ================  ================  ================  ================


   The accompanying notes are an integral part of these financial statements.

             GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)


                      Condensed Consolidated Balance Sheets
                          (Millions, except share data)



                                                                                   September 30,
                                                                                        2003          December 31,
                                                                                    (Unaudited)           2002
                                                                                  ----------------  ----------------
Assets
Investments:
  Fixed maturities, available for sale, at
    fair value (amortized cost of $5,229.3 at 2003 and $4,720.1 at 2002)            $    5,458.8      $    4,936.4
  Equity securities, at fair value:
    Investment in mutual funds (cost of $9.9 at 2003 and $22.9 at 2002)                      9.3              19.0
  Mortgage loans on real estate                                                            770.3             482.4
  Policy loans                                                                              17.2              16.0
  Other investments                                                                         26.6               2.2
                                                                                  ----------------  ----------------
Total investments                                                                        6,282.2           5,456.0
Cash and cash equivalents                                                                   55.5             148.5
Accrued investment income                                                                   64.5              61.9
Reinsurance recoverable                                                                     14.3             196.9
Receivable for securities sold                                                              21.7                 -
Deferred policy acquisition costs                                                          796.9             678.0
Value of business acquired                                                                   8.7               8.5
Other assets                                                                                16.2               5.3
Assets held in separate accounts                                                        14,692.5          11,029.3
                                                                                  ----------------  ----------------
Total assets                                                                        $   21,952.5      $   17,584.4
                                                                                  ================  ================
Liabilities and Shareholder's Equity
Policy liabilities and accruals:
  Future policy benefits and claims reserves                                        $    5,395.9      $    5,159.1
Notes to affiliates                                                                        170.0             170.0
Due to affiliates                                                                            9.1                 -
Payables for securities purchased                                                           42.4                 -
Dollar roll obligations                                                                    111.0              40.0
Current income taxes                                                                        22.2              42.4
Deferred income taxes                                                                      129.3              79.8
Other liabilities                                                                           36.4              64.7
Liabilities related to separate accounts                                                14,692.5          11,029.3
                                                                                  ----------------  ----------------
Total liabilities                                                                       20,608.8          16,585.3
                                                                                  ----------------  ----------------
Shareholder's equity
    Common stock (250,000 shares authorized, issued and
      outstanding; $10.00 per share par value)                                               2.5               2.5
    Additional paid-in capital                                                           1,358.4           1,128.4
    Accumulated other comprehensive income                                                  77.0               2.1
    Retained deficit                                                                       (94.2)           (133.9)
                                                                                  ----------------  ----------------
Total shareholder's equity                                                               1,343.7             999.1
                                                                                  ----------------  ----------------
Total liabilities and shareholder's equity                                          $   21,952.5      $   17,584.4
                                                                                  ================  ================



   The accompanying notes are an integral part of these financial statements.

             GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)


     Condensed Consolidated Statements of Changes in Shareholder's Equity
                                   (Unaudited)
                                   (Millions)



                                                                                    Nine Months Ended September 30,
                                                                                         2003                2002
                                                                                  ----------------  ----------------

Shareholder's equity, beginning of period                                           $      999.1      $      817.8
Comprehensive income (loss):
    Net income (loss)                                                                       39.7            (189.0)
    Other comprehensive income net of tax: unrealized gain
      on securities ($115.2 and $20.8, pretax year to date)                                 74.9              13.5
                                                                                  ----------------  ----------------
Total comprehensive income (loss)                                                          114.6            (175.5)
Loss on sale to affiliate                                                                     -               (3.0)
Contribution of capital                                                                    230.0             239.7
                                                                                  ----------------  ----------------
Shareholder's equity, end of period                                                 $    1,343.7      $      879.0
                                                                                  ================  ================



   The accompanying notes are an integral part of these financial statements.

             GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)


                 Condensed Consolidated Statements of Cash Flows
                                   (Unaudited)
                                   (Millions)


                                                                                     Nine months ended September 30,
                                                                                         2003               2002
                                                                                  ----------------  ----------------
Net cash provided by operating activities                                           $      260.0      $       92.0

Cash Flows from Investing Activities
  Proceeds from the sale, maturity, or repayment of:
    Fixed maturities available for sale                                                  5,696.4           5,534.2
      Equity securities                                                                     11.4                 -
      Mortgage loans on real estate                                                         36.5              12.4
  Acquisition of investments:
    Fixed maturities available for sale                                                 (6,126.8)         (8,043.7)
    Equity securities                                                                          -             (22.8)
    Mortgage loans on real estate                                                         (324.4)           (135.1)
    Other investments                                                                      (24.4)             (0.1)
  Disposal of subsidiary at book value                                                         -             (31.6)
  Proceeds from sale of interest in subsidiary                                                 -              27.7
  (Increase) decrease in policy loans                                                       (1.2)             (0.9)
  Purchase of property and equipment                                                        (0.6)             (0.4)
                                                                                  ----------------  ----------------
Net cash used in investing activities                                                     (733.1)         (2,660.3)
                                                                                  ----------------  ----------------
Cash Flows from Financing Activities
    Deposits and interest credited for investment contracts                              1,152.7           3,345.4
    Maturities and withdrawals from insurance and investment contracts                    (249.0)           (136.1)
    Transfers to separate accounts                                                        (888.1)           (791.6)
    Repayment of notes payable                                                                 -             (76.4)
    Cash received on reinsurance recapture                                                 134.5                 -
    Contribution of capital from parent                                                    230.0             245.0
                                                                                  ----------------  ----------------
Net cash provided by financing activities                                                  380.1           2,586.3
                                                                                  ----------------  ----------------
Net (decrease) increase in cash and cash equivalents                                       (93.0)             18.0

Cash and cash equivalents, beginning of period                                             148.5             195.7
                                                                                  ----------------  ----------------
Cash and cash equivalents, end of period                                            $       55.5      $      213.7
                                                                                  ================  ================



   The accompanying notes are an integral part of these financial statements.

GOLDEN AMERICAN LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)
Notes to Condensed Financial Statements (Unaudited)
--------------------------------------------------------------------------------

1.   Basis of Presentation

     Golden American Life Insurance Company ("Golden American") and through April 1, 2002, its wholly-owned subsidiary, First Golden American Life Insurance Company of New York ("First Golden") (collectively the "Company") are providers of financial products and services in the United States. Golden American, a wholly-owned subsidiary of Equitable Life Insurance Company of Iowa ("Equitable Life" or the "Parent"), is a stock life insurance company organized under the laws of the State of Delaware. Golden American was originally incorporated under the laws of the State of Minnesota on January 2, 1973, in the name of St. Paul Life Insurance Company. Equitable Life is a wholly-owned subsidiary of Lion Connecticut Holding, Inc. ("Lion Connecticut") which is an indirect wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands.

     On June 25, 2003, each Board of Directors and each sole shareholder of Equitable Life Insurance Company of Iowa, United Life & Annuity Insurance Company and USG Annuity & Life Company (the "Merger Companies") and the Board of Directors and sole shareholder of the Company approved a plan to merge the Merger Companies with and into the Company. It is anticipated that the merger will be effective on January 1, 2004 (the "merger date"), subject to certain regulatory approvals. As of the merger date, the Merger Companies will cease to exist and will be succeeded by the Company. The Merger Companies, as well as the Company, are indirect, wholly-owned subsidiaries of ING. The Company is currently a Delaware stock life insurance company. Immediately prior to the merger, it is anticipated that the Company will become an Iowa insurance company. It is also anticipated that upon the merger the Company will be renamed ING USA Annuity and Life Insurance Company. On July 21, 2003, the Insurance Division of the State of Iowa approved the Articles of Merger of Golden American with the Merger Companies. Also on July 21, 2003, the Insurance Division of the State of Iowa approved the Restated Articles of Incorporation, effectively approving the re-domestication of the Company upon merger.

     The condensed consolidated financial statements and notes as of September 30, 2003 and December 31, 2002 and for the three and nine-month periods ended September 30, 2003 and 2002 ("interim periods") have been prepared in accordance with accounting principles generally accepted in the United States of America and are unaudited. The condensed consolidated financial statements reflect all adjustments (consisting only of normal recurring accruals) which are, in the opinion of management, necessary for the fair presentation of the consolidated financial position, results of operations and cash flows for the interim periods. These condensed consolidated financial statements and notes should be read in conjunction with the consolidated financial statements and related notes as presented in the Company's 2002 Annual Report on Form 10-K. The results of operations for the interim periods should not be considered indicative of results to be expected for the full year. Certain reclassifications have been made to 2002 financial information to conform to the 2003 presentation.

     The Company conducts its business through one operating segment, U.S. Financial Services ("USFS"), and revenue reported by the Company is predominantly derived from external customers.


2.   Recently Adopted Accounting Standards

     Accounting for Goodwill and Other Intangible Assets

     During 2002,  the Company  adopted  Financial  Accounting  Standards  Board
     ("FASB") Statement of Financial Accounting Standards ("FAS") No. 142, Goodwill and Other Intangible Assets ("FAS No.142"). Effective January 1, 2002, the Company applied the non-amortization provision of the new standard, therefore, the Company's net income is comparable for all periods presented.

     The adoption of this standard resulted in an impairment loss of $135.3 million, which was recorded by the Company in the fourth quarter of 2002. This impairment loss represented the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge was shown as a change in accounting principle on the December 31, 2002 Consolidated Income Statement.

     In accordance with FAS No. 142, a transitional impairment loss for goodwill should be recognized in the first interim period of the year of initial adoption, regardless of the period in which it was measured. The aggregate amount of the accounting change should be included in restated net income of the first interim period, and each subsequent period of that year should be presented on the restated basis. As such, net income for the nine months ended September 30, 2002, has been restated to reflect the January 1, 2002 impairment charge, which was recorded in the fourth quarter of 2002.


3.   New Accounting Pronouncements

     In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, which the Company intends to adopt on January 1, 2004. The impact on the financial statements is not known at this time.

     The Derivative Implementation Group ("DIG") responsible for issuing guidance on behalf of the FASB for implementation of FAS No. 133, Accounting for Derivative Instruments and Hedging Activities recently issued Statement Implementation Issue No. B36, Embedded Derivatives:
     Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Credit Worthiness of the Obligor under Those Instruments ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or total return debt index may be determined to contain embedded derivatives that are required to be bifurcated. The required date of adoption of DIG B36 for the Company is October 1, 2003. The Company has completed its evaluation of DIG B36 and determined that the Company has modified coinsurance treaties that are applicable to require implementation of the guidance. The applicable contracts, however, have been determined to generate embedded derivatives with a fair value of zero. Therefore, the guidance, while implemented, will have no impact on the Company's financial position, results of operations or cash flows.


4.   Deferred Policy Acquisition Costs and Value of Business Acquired

     Deferred Policy Acquisition Costs ("DAC") is an asset, which represents certain costs of acquiring certain insurance business, which are deferred and amortized. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain underwriting and contract issuance expenses, and certain agency expenses. Value of business acquired ("VOBA") is an asset, which represents the present value of estimated net cash flows embedded in the Company's contracts, which existed at the time the Company was acquired by ING. DAC and VOBA are evaluated for recoverability at each balance sheet date and these assets would be reduced to the extent that gross profits are inadequate to recover the asset.

     The amortization methodology varies by product type based upon two accounting standards: FAS No. 60, Accounting and Reporting by Insurance Enterprises ("FAS No. 60") and FAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and Realized Gains and Losses from the Sale of Investments ("FAS No. 97").

     Under FAS No. 60, acquisition costs for traditional life insurance products, which primarily include whole life and term life insurance contracts, are amortized over the premium payment period in proportion to the premium revenue recognition.

     Under FAS No. 97, acquisition costs for universal life and investment-type products, which include universal life policies and fixed and variable deferred annuities, are amortized over the life of the blocks of policies (usually 25 years) in relation to the emergence of estimated gross profits from surrender charges, investment margins, mortality and expense margins, asset-based fee income, and actual realized gains (losses) on investments. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

     VOBA activity for the nine months ended September 30, 2003 was as follows:



         (Millions)
         ----------
         Balance at December 31, 2002                                               $        8.5
             Adjustment for FAS No. 115                                                     (8.8)
             Interest accrued at 7%                                                          0.4
             Amortization                                                                    8.6
                                                                                  ----------------
         Balance at Sepember 30, 2003                                               $        8.7
                                                                                  ================


5.   Investments

     Impairments

     During the three months ended September 30, 2003, the Company determined that no fixed maturities had other than temporary impairments. During the three months ended September 30, 2002, the Company determined that four fixed maturities had other than temporary impairments. As a result, for the three months ended September 30, 2002, the Company recognized a pre-tax loss of $0.3 million to reduce the carrying value of the fixed maturities to their fair value at the time of impairment.

     During the first nine months of 2003, the Company determined that five fixed maturities had other than temporary impairments. As a result, for the nine months ended September 30, 2003, the Company recognized a pre-tax loss of $5.7 million to reduce the carrying value of the fixed maturities to their fair value at the time of impairment. During the first nine months of 2002, the Company determined that ten fixed maturities had other than temporary impairments. As a result, for the nine months ended September 30, 2002, the Company recognized a pre-tax loss of $7.2 million to reduce the carrying value of the fixed maturities to their fair value at the time of impairment.

     The fair value of the remaining impaired fixed maturities at September 30, 2003 and 2002 is $1.5 million and $4.1 million, respectively.

6.   Severance

     In December 2001, ING announced its intentions to further integrate and streamline the U.S.-based operations of ING Americas (which includes the Company) in order to build a more customer-focused organization. During the first quarter 2003, the Company performed a detail analysis of its severance accrual. As part of this analysis, the Company corrected the initial planned number of people to eliminate from 252 to 228 (corrected from the 2002 Annual Report on Form 10K) and extended the date of expected completion for severance actions to June 30, 2003. Activity for the nine months ended September 30, 2003 within the severance liability and positions eliminated related to such actions were as follows:




         (Millions, except positions data)                                            Liability           Positions
         ---------------------------------                                        -----------------  ----------------
         Balance at December 31, 2002                                               $         0.8              34.0
             Payments                                                                        (0.8)                -
             Positions eliminated due to internal replacement jobs                              -             (34.0)
                                                                                  ----------------  -----------------
         Balance at September 30, 2003                                              $           -                 -
                                                                                  ================  =================


7.   Income Taxes

     The effective tax rates for the three months ended September 30, 2003 and September 30, 2002 were 780.0% and 31.9%, respectively. The change in the three months rate was primarily caused by an increase in the deduction allowed for dividends received combined with a decrease in pre-tax income. The Company's effective tax rates for the nine months ended September 30, 2003 and 2002 were 15.5% and 32.4%, respectively. The change in the year-to-date rate was primarily caused by an increase in the deduction allowed for dividends received.


8.   Commitments and Contingent Liabilities

     Commitments

     Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At September 30, 2003 and December 31, 2002, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $113.6 million and $77.0 million, respectively.

     Litigation

     The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.


9.   Reinsurance

     In March 2003, the Company amended its reinsurance agreement with Security Life of Denver International ("SLDI"), an affiliate. Under this amendment, the Company terminated the reinsurance agreement for all inforce and new business and recaptured all in force business reinsured under the reinsurance agreement between the Company and SLDI retroactive to January 1, 2003. SLDI was released from all of its liabilities under the reinsurance agreement retroactive to January 1, 2003 and the Company reduced its reinsurance recoverable related to these liabilities by $150.1 million. On March 28, 2003, SLDI transferred assets to the Company in the amount of $185.6 million. The difference in amounts transferred on March 28, 2003 and the reduction of the reinsurance recoverable as of January 1, 2003 reflects adjustments on the investment income on the assets and letter of credit costs between January 1, 2003 and the date of the asset transfer. It also encompasses the net effect of a recapture fee paid in the amount of $5.0 million offset by the receipt of a $24.1 million negative ceding commission. The net impact of which was deferred in policy acquisition costs and is being amortized over the period of estimated future profits.

Item 2. Management's Narrative Analysis of the Results of Operations and Financial Condition

          Overview

          The following narrative analysis of the results of operations and financial condition presents a review of Golden American Life Insurance Company ("Golden American") and through April 1, 2002, its wholly-owned subsidiary, First Golden American Life Insurance Company of New York ("First Golden") (collectively the "Company") as of September 30, 2003 and December 31, 2002 and for the three and nine-month periods ended September 30, 2003 and 2002. This review should be read in conjunction with the condensed consolidated financial statements and other data presented herein, as well as the "Management's Narrative Analysis of the Results of Operations and Financial Condition" section contained in the Company's 2002 Annual Report on Form 10-K.

          On June 25, 2003, each Board of Directors and each sole shareholder of Equitable Life Insurance Company of Iowa, United Life & Annuity
          Insurance Company and USG Annuity & Life Company (the "Merger Companies") and the Board of Directors and sole shareholder of the Company approved a plan to merge the Merger Companies with and into the Company. It is anticipated that the merger will be effective on January 1, 2004 (the "merger date"), subject to certain regulatory approvals. As of the merger date, the Merger Companies will cease to exist and will be succeeded by the Company. The Merger Companies, as well as the Company, are indirect, wholly-owned subsidiaries of ING. The Company is currently a Delaware stock life insurance company. Immediately prior to the merger, it is anticipated that the Company will become an Iowa insurance company. It is also anticipated that upon the merger the Company will be renamed ING USA Annuity and Life Insurance Company.

          Nature of Business

          The Company offers a portfolio of variable and fixed insurance products designed to meet customer needs for tax-advantaged savings for retirement and protection from death. The Company's variable and fixed insurance products are marketed by broker/dealers, financial institutions, and insurance agents. The Company's primary customers are consumers and corporations.

          Recently Adopted Accounting Standards

          Accounting for Goodwill and Other Intangible Assets

          During 2002, the Company adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("FAS") No. 142, "Goodwill and Other Intangible Assets" ("FAS No.142"). Effective January 1, 2002, the Company applied the non-amortization provision of the new standard, therefore, the Company's net income is comparable for all periods presented.

          The adoption of this standard resulted in an impairment loss of $135.3 million which was recorded by the Company in the fourth quarter of 2002. This impairment loss represented the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge was shown as a change in accounting principle on the December 31, 2002 Consolidated Income Statement.

          In accordance with FAS No. 142, a transitional impairment loss for goodwill should be recognized in the first interim period of the year of initial adoption, regardless of the period in which it was measured. The aggregate amount of the accounting change should be included in restated net income of the first interim period, and each subsequent period of that year should be presented on the restated basis. As such, net income for the nine months ended September 30, 2002, has been restated to reflect the January 1, 2002 impairment charge, which was recorded in the fourth quarter of 2002.

          New Accounting Pronouncements

          In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, Accounting and
          Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, which the Company intends to adopt on January 1, 2004. The impact on the financial statements is not known at this time.

          The Derivative Implementation Group ("DIG") responsible for issuing guidance on behalf of the FASB for implementation of FAS No. 133, Accounting for Derivative Instruments and Hedging Activities recently issued Statement Implementation Issue No. B36, Embedded Derivatives:
          Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Credit Worthiness of the Obligor under Those Instruments ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or total return debt index may be determined to contain embedded derivatives that are required to be bifurcated. The required date of adoption of DIG B36 for the Company is October 1, 2003. The Company has completed its evaluation of DIG B36 and determined that the Company has modified coinsurance treaties that are applicable to require implementation of the guidance. The applicable contracts, however, have been determined to generate embedded derivatives with a fair value of zero. Therefore, the guidance, while implemented, will have no impact on the Company's financial position, results of operations or cash flows.

          Critical Accounting Policies

          General

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the use of estimates and assumptions in certain circumstances that affect amounts reported in the accompanying consolidated financial statements and related footnotes. These estimates and assumptions are evaluated on an on-going basis based on historical developments, market conditions, industry trends and other information that is reasonable under the circumstances. There can be no assurance that actual results will conform to estimates and assumptions, and that reported results of operations will not be affected in a materially adverse manner by the need to make future accounting adjustments to reflect changes in these estimates and assumptions from time to time.

          The Company has identified the following estimates as critical in that they involve a higher degree of judgment and are subject to a significant degree of variability. In developing these estimates management makes subjective and complex judgments that are inherently uncertain and subject to material changes as facts and circumstances develop. Although variability is inherent in these estimates, management believes the amounts provided are appropriate based upon the facts available upon compilation of the condensed consolidated financial statements.

          Investment Impairment Testing

          The Company reviews the general account investments for impairments by considering the length of the time and the extent to which the market value has been less than cost; the financial condition and near term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. Based on the facts and circumstances of each case, management uses judgment in deciding whether any calculated impairments are temporary or other than temporary. For those impairments judged to be other than temporary, the Company reduces the carrying value of those investments to the current fair value and records impairment losses for the difference.

          Amortization of Deferred Acquisition Costs and Value of Business Acquired

          Deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA") are amortized with interest over the life of the contracts (usually 25 years) in relation to the present value of estimated gross profits from projected interest margins, asset-based fees, policy administration and surrender charges less policy maintenance fees.

          Changes in assumptions can have a significant impact on the calculation of DAC/VOBA and its related amortization patterns. Due to the relative size of the DAC/VOBA balance and the sensitivity of the calculation to minor changes in the underlying assumptions and the related volatility that could result in the reported DAC/VOBA balance, the Company performs a quarterly analysis of DAC/VOBA. At each balance sheet date, actual historical gross profits are reflected and expected future gross profits and related assumptions are evaluated for continued reasonableness.

          Any adjustment in estimated profit requires that the amortization rate be revised retroactively to the date of policy or contract issuance ("unlocking"), which could be significant. The cumulative difference related to prior periods is recognized as a component of the current period's amortization, along with amortization associated with the actual gross profits of the period. In general, increases in estimated returns result in increased expected future profitability and may lower the rate of amortization, while increases in lapse/surrender and mortality assumptions or decreases in returns reduce the expected future profitability of the underlying business and may increase the rate of amortization.

          One of the most significant assumptions involved in the estimation of future gross profits for variable universal life and variable deferred annuity products is the assumed return associated with future separate account performance. To reflect the near-term and long-term volatility in the equity markets this assumption involves a combination of near-term expectations and a long-term assumption about market performance. The overall return generated by the separate account is dependent on several factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds as well as equity sector weightings.

          Forward-Looking Information/Risk Factors

          In connection with the "safe harbor" provisions of the Private Securities Litigation Reform Act of 1995, the Company cautions readers regarding certain forward-looking statements contained in this report and in any other statements made by, or on behalf of, the Company, whether or not in future filings with the Securities and Exchange Commission ("SEC"). Forward-looking statements are statements not based on historical information and which relate to future operations, strategies, financial results, or other developments. Statements using verbs such as "expect," "anticipate," "believe" or words of similar import generally involve forward-looking statements. Without limiting the foregoing, forward-looking statements include statements which represent the Company's beliefs concerning future levels of sales and redemptions of the Company's products, investment spreads and yields, or the earnings and profitability of the Company's activities.

          Forward-looking statements are necessarily based on estimates and assumptions that are inherently subject to significant business, economic and competitive uncertainties and contingencies, many of which are beyond the Company's control and many of which are subject to change. These uncertainties and contingencies could cause actual results to differ materially from those expressed in any forward-looking statements made by, or on behalf of, the Company.

          Whether or not actual results differ materially from forward-looking statements may depend on numerous foreseeable and unforeseeable developments. Some may be national in scope, such as general economic conditions, changes in tax law and changes in interest rates (for additional information, see the Legislative Initiatives section below). Some may relate to the insurance industry generally, such as pricing competition, regulatory developments and industry consolidation. Others may relate to the Company specifically, such as credit, volatility and other risks associated with the Company's investment portfolio. Investors are also directed to consider other risks and uncertainties discussed in documents filed by the Company with the SEC. The Company disclaims any obligation to update forward-looking information.

          Results of Operations

          Fee income increased by $31.2 million and $53.9 million for the three and nine months ended September 30, 2003, respectively, compared to the same periods ended September 30, 2002. The increase is primarily due to an increase in average variable assets under management between the respective time periods.

          Net investment income decreased by $5.3 million for the three months ended September 30, 2003 compared to the same period in 2002, primarily due to lower yields and futures losses. Net investment income increased by $35.5 million for the nine months ended September 30, 2003 compared to the same period in 2002, primarily due to an increase in investment asset levels, partially offset by futures losses and lower yields.

          Net realized capital gains for the three months ended September 30, 2003 decreased by $9.6 million compared to the same period in 2002, primarily due to an increasing treasury rate during the three months ended September 30, 2003, versus a decreasing treasury rate during the same period in 2002. The 10-year treasury yield (constant maturities) decreased from 4.8% to 3.6% during the three months ended September 30, 2002 and increased from 3.5% to 3.9% during the three months ended September 30, 2003. Net realized capital gains for the nine months ended September 30, 2003 increased by $87.4 million compared to the same period in 2002 primarily due to a decrease in the year-to-date average interest rate. A year-to-date average interest rate measurement is used when interest rates do not show either a steady increase or decrease over time. In a declining rate environment, the market value of fixed maturities held in the Company's portfolio increases, assuming no credit deterioration. In a rising rate environment, the market value of fixed maturities held decreases. The fluctuations in net realized gains reflect the impact of the interest rate environment on the overall sale of fixed maturities during the respective time periods.

          Other income for the three and nine months ended September 30, 2003, respectively, is comparable to that for the same periods in 2002.

          Interest credited and other benefits to policyholders increased $7.6 million and $59.6 million for the three and nine months ended September 30, 2003, respectively, compared to the same periods ended September 30, 2002. The increase is primarily due to an overall increase in fixed inforce business, partially offset by a reduction in the guarantee benefits reserve associated with the recovery of the equity markets.

          General expenses decreased $3.1 million and $24.4 million for the three and nine months ended September 30, 2003, respectively, compared to the same periods ended September 30, 2002. The decrease is primarily due to a decline in fixed business sales resulting in lower general expenses. Also contributing to the decrease is a lower allocation of corporate and service charges from the Company's parent and other affiliates who provide services to the Company, as a result of increased efficiencies gained from ING's company-wide cost reduction efforts.

          Commissions decreased $3.5 million and $64.6 million for the three and nine months ended September 30, 2003, respectively, compared to the same periods ended September 30, 2002. The decrease is primarily due to lower sales resulting in less commission. Also contributing to the decrease in commissions for the nine months ended September 30, 2003 is a negative ceding commission as a part of the recapture of a reinsurance agreement that was deferred in the policy acquisition costs deferred line.

          Policy acquisition costs deferred decreased $28.0 million and $92.6 million for the three and nine months ended September 30, 2003, respectively, compared to the same periods ended September 30, 2002. The decrease was primarily due to lower sales during the respective periods as well as to the deferral of a net gain attributed to the recapture of a reinsurance agreement.

          Amortization of deferred policy acquisition costs and value of business acquired for the three months ended September 30, 2003, decreased by $54.8 million, compared to the same period in 2002. Amortization of long-duration products is recorded in proportion to actual and estimated future gross profits. Estimated gross profits are computed based on underlying assumptions related to the underlying contracts, including but not limited to interest margins, mortality, lapse, premium persistency, expenses, and asset growth. The decrease in the amortization of deferred policy acquisition costs and value of insurance acquired reflects the impact of these variables on the overall book of business. Amortization of deferred policy acquisition costs and value of business acquired for the nine months ended September 30, 2003, is comparable to that for the same period in 2002.

          Expenses and charges reimbursed under modified coinsurance ("MODCO") agreements increased $17.3 million and $11.2 million for the three and nine months ended September 30, 2003, respectively, compared to the same periods ended September 30, 2002. The increase is primarily due to an increase in expense allowances as a result of new business written and covered by MODCO.

          Interest expense for the three months ended September 30, 2003 is comparable to that for the same period in 2002. The decrease of $2.4 million for the nine months ended September 30, 2003, compared to the same period in 2002, however, is primarily due to the redemption of two notes on June 28, 2002.

          The cumulative effect of the change in accounting principle for the nine months ended September 30, 2002 was a loss of $135.3 million. As noted in the Recently Adopted Accounting Standards section, this write down is related to FAS No. 142, which addresses the value of goodwill and other intangible assets.

          Net income increased by $47.9 million and $228.7 million for the three and nine months ended September 30, 2003, respectively, compared to the same periods in 2002. Higher earnings for the three months ended September 30, 2003 are primarily the result of increased fee income, reduced amortization of deferred acquisition costs and value of business acquired, partially offset by decreased policy acquisition costs deferred. Higher earnings for the nine months ended September 30, 2003, are primarily the result of increased fee income, increased net investment income, increased net realized capital gains, combined with a decrease of general expenses and commissions, partially offset by decreased policy acquisition costs deferred. In addition, the earnings for the nine months ended September 30, 2002 were reduced by $132.3 million as a result of a cumulative effect of a change in accounting principle resulting from the write off of goodwill in accordance with FAS No. 142.

          Financial Condition

          Investments

          Fixed Maturities

          At September 30, 2003 and December 31, 2002, the Company's carrying value of available for sale fixed maturities represented 86.9% and 90.5%, respectively, the total general account invested assets. Total fixed maturities reflected net unrealized capital gains of $229.5 million and $216.3 million at September 30, 2003 and December 31, 2002, respectively.

          It is management's objective that the portfolio of fixed maturities be of high quality and be well diversified by market sector. The fixed maturities in the Company's portfolio are generally rated by external rating agencies and, if not externally rated, are rated by the Company on a basis believed to be similar to that used by the rating agencies. The average quality rating of the Company's fixed maturities portfolio was A+ at September 30, 2003 and December 31, 2002.

          Fixed maturities rated BBB and below may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer to make principal and interest payments than is the case with higher rated fixed maturities.

          The percentage of total fixed maturities by quality rating category is as follows:

                                                                                    September 30,    December 31,
                                                                                         2003             2002
                                                                                  ----------------  ----------------
              AAA                                                                         34.6  %           34.1  %
              AA                                                                           4.3               9.2
              A                                                                           22.8              23.4
              BBB                                                                         34.9              30.2
              BB                                                                           2.5               2.3
              B and below                                                                  0.9               0.8
                                                                                  ----------------  ----------------
              Total                                                                      100.0  %          100.0  %
                                                                                  ================  ================

          The percentage of total fixed maturities by market sector is as follows:

                                                                                    September 30,     December 31,
                                                                                          2003            2002
                                                                                  ----------------  ----------------
              U.S. Corporate                                                              56.5  %           59.8  %
              Residential Mortgaged-backed                                                14.6              13.2
              Commercial/Multifamily Mortgage-backed                                       6.5               6.0
              Foreign (1)                                                                 13.2              10.7
              U.S. Treasuries/Agencies                                                     0.3               4.2
              Asset-backed                                                                 8.9               6.1
                                                                                  ----------------  ----------------
              Total                                                                      100.0  %          100.0  %
                                                                                  ================  ================

          (1)  Primarily U.S. dollar denominated

          The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis in accordance with FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management considers the length of the time and the extent to which the market value has been less than cost; the financial condition and near term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a fixed maturity investment will not be collected, an other than temporary impairment is considered to have occurred.

          When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

          Liquidity and Capital Resources

          Liquidity is the ability of the Company to generate sufficient cash flows to meet the cash requirements of operating, investing, and financing activities. The Company's principal sources of liquidity are annuity premiums and product charges, investment income, maturing investments, proceeds from debt issuance, and capital contributions. Primary uses of these funds are payments of commissions and operating expenses, interest and premium credits, investment purchases, repayment of debt, as well as withdrawals and surrenders.

          The Company's liquidity position is managed by maintaining adequate levels of liquid assets, such as cash or cash equivalents and short-term investments. Additional sources of liquidity include borrowing facilities to meet short-term cash requirements. The Company maintains a $40.0 million revolving loan agreement with ING America Insurance Holdings, Inc. ("ING AIH"), an affiliate of the Company, and the Company has established a $75.0 million revolving note facility with a national bank. Management believes that its sources of liquidity are adequate to meet the Company's short-term cash obligations.

          The National Association of Insurance Commissioners' ("NAIC") risk-based capital requirements require insurance companies to calculate and report information under a risk-based capital formula. These requirements are intended to allow insurance regulators to monitor the capitalization of insurance companies based upon the type and mixture of risks inherent in a Company's operations. The formula includes components for asset risk, liability risk, interest rate exposure, and other factors. The Company has complied with the NAIC's risk-based capital reporting requirements. Amounts reported indicate that the Company has total adjusted capital above all required capital levels.

          During the nine months ended September 30, 2003 and during the year ended December 31, 2002, the Company received capital contributions of $230.0 million and $356.3 million, respectively.

          Under the MODCO agreement, Golden American received a net reimbursement of expenses and charges of $89.3 million for the nine months ended September 30, 2003 and $100.9 million for the year ended December 31, 2002. The Company had a receivable from Equitable Life of $6.0 million as of September 30, 2003 and a payable to Equitable Life of $7.1 million as of December 31, 2002, each for a remaining amount of net cash settlement for the modified coinsurance agreement.

          Legislative Initiatives

          The Jobs and Growth Tax Relief Reconciliation Act of 2003 which was enacted in the second quarter may impact the Company. The Act's provisions, which reduce the tax rates on long-term capital gains and corporate dividends, impact the relative competitiveness of the Company's products especially variable annuities.

          Other legislative proposals under consideration include repealing the estate tax, changing the taxation of products, changing life insurance company taxation and making changes to nonqualified deferred compensation arrangements. Some of these proposals, if enacted, could have a material effect on life insurance, annuity and other retirement savings product sales.

          The impact on the Company's tax position and products cannot be predicted.

Item 4.   Controls and Procedures

          a) The Company carried out an evaluation, under the supervision and with the participation of its management, including its Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Company's disclosure controls and procedures (as defined in Rule 13a-15(e) and 15d-15(e)) of the Securities Exchange Act of 1934) as of the end of the period covered by this report. Based on that evaluation, the Chief Executive Officer and the Chief Financial Officer have concluded that the Company's current disclosure controls and procedures are effective in ensuring that material information relating to the Company required to be disclosed in the Company's periodic SEC filings is made known to them in a timely manner.

          b) There has not been any change in the internal controls over financial reporting of the Company that occurred during the period covered by this report that has materially affected or is reasonably likely to materially affect these internal controls.

PART II.  OTHER INFORMATION

Item 1.   Legal Proceedings

          The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.

          As with many financial services companies, affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.


Item 6.   Exhibits and reports on Form 8-K

          (a)  Exhibits

               31.1 Certificate of David A. Wheat pursuant to Section 302 of the
                    Sarbanes-Oxley Act of 2002.

               31.2 Certificate  of Keith Gubbay  pursuant to Section 302 of the
                    Sarbanes-Oxley Act of 2002.

               32.1 Certificate of David A. Wheat pursuant to Section 906 of the
                    Sarbanes-Oxley Act of 2002.

               32.2 Certificate  of Keith Gubbay  pursuant to Section 906 of the
                    Sarbanes-Oxley Act of 2002.

               A Third Amendment to Asset Management Agreement dated as of August 18, 2003, between ING Investment Management LLC and Golden American Life Insurance Company

          (b)  Reports on Form 8-K

               None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                            GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                           (Registrant)


November 12, 2003           By /s/ David A. Wheat
-----------------              -------------------------------------------------
      (Date)                   David A. Wheat
                               Senior Vice President and Chief Financial Officer

                                                                    Exhibit 31.1


                                  CERTIFICATION

I, David A. Wheat, certify that:

1. I have reviewed this quarterly report on Form 10-Q of Golden American Life Insurance Company;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations and cash flows of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Exchange Act Rules 13a-15(e) and 15d-15(e)) for the registrant and have:

     a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of the end of the period covered by this report based on such evaluation; and

     c) disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter (the registrant's fourth fiscal quarter in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed, based on our most recent evaluation of internal control over financial reporting, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize and report financial information; and

     b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date      November 12, 2003
          -------------------


By        /s/ David A. Wheat
          --------------------------------------------------------
          David A. Wheat
          Senior Vice President and Chief Financial Officer
          (Duly Authorized Officer and Principal Financial Officer)

                    OTHER FINANCIAL STATEMENTS AND INFORMATION

                                      INDEX



                                                                           Page
                                                                           ----

Item 2.   Acquisition or Disposition of Assets                               3

Item 5.   Other Events                                                       3

Item 7.   Financial Statements and Exhibits                                  5

          (a) Financial Statements of Business Acquired                      5
          (b) Pro Forma Financial Information in Accordance
              with Accounting  Principles Generally Accepted
              in the United States of America                                5
          (c) Exhibits                                                      14


Item 2.   Acquisition or Disposition of Assets

          On January 1, 2004 (the "merger date"), Equitable Life Insurance Company of Iowa ("ELIC"), USG Annuity & Life Company ("USG"), and
          United Life & Annuity Insurance Company ("ULA") (the "Merger Companies"), merged with and into Golden American Life Insurance
          Company ("Golden"). Also on January 1, 2004, immediately after the merger, Golden changed its name to ING USA Annuity and Life Insurance Company ("ING USA" or the "Company"). As of the merger date, the Merger Companies ceased to exist and were succeeded by the Company. ING USA is domiciled in Iowa and is a wholly-owned subsidiary of Lion Connecticut Holdings Inc., which is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands.

          Statement of Financial Accounting Standards No. 141, Business Combinations, excludes transfers of net assets or exchanges of shares between entities under common control, and notes that certain provisions under Accounting Principles Board Opinion No. 16, Business Combinations ("APB 16"), provide a source of guidance for such transactions. In accordance with APB 16, financial information of the combined entity is presented as if the entities had been combined for the full year, and all comparative financial statements are restated and presented as if the entities had previously been combined, in a manner similar to a pooling-of-interests.

          Prior to the merger date, the Merger Companies were affiliated companies of ING USA and indirect, wholly-owned subsidiaries of ING. ELIC was domiciled in Iowa and offered various insurance products, including deferred and immediate annuities, variable annuities, and interest sensitive and traditional life insurance. ULA was also domiciled in Iowa and primarily offered annuity related insurance products, as well as life and health insurance that was ceded to other insurers. USG was domiciled in Oklahoma and offered various insurance products, including deferred fixed annuities, immediate annuities, and interest-sensitive life insurance.

          Each Board of Directors and each sole shareholder of the Merger Companies and the Board of Directors and sole shareholder of the Company approved the merger plan on June 25, 2003 (see Exhibit 99.8). The State of Iowa Insurance Division and the Department of Insurance of the State of Oklahoma also approved the merger.


Item 5.   Other Events

          Golden was renamed from "Golden American Life Insurance Company" to "ING USA Annuity and Life Insurance Company." The name change occurred immediately after the merger of ELIC, USG, and ULA with and into Golden, with the Company remaining as the surviving corporation under the name ING USA Annuity and Life Insurance Company.

          The Company, formerly a Delaware insurance company, changed its state of domicile from Delaware to Iowa and became an Iowa insurance company immediately prior to the merger of ELIC, USG, and ULA, with and into Golden. On July 16, 2003, the Insurance Division of the State of Iowa approved the Restated Articles of Incorporation, effectively approving the re-domestication of the Company. The re-domestication was effective on January 1, 2004.

Item 7.   Financial Statements and Exhibits

          (a)  Financial Statements of Businesses Acquired

               Included are the financial statements of ELIC (the survivor to the merger with Ameribest Life Insurance Company, an affiliate, on January 1, 2003), USG, and ULA, prepared in conformity with statutory accounting principles ("SAP") (financial statements for these entities were not historically prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP")). These statements include audited statutory basis financial statements for the years ended December 31, 2002 and 2001, as well as unaudited statutory basis financial statements for the nine months ended September 30, 2003 and September 30, 2002 (financial statements for the three months ended September 30 are not required for statutory purposes).

               See (c) Exhibits for financial statements.

          (b) Pro Forma Financial Information in Accordance with Accounting Principles Generally Accepted in the United States of America

               Unaudited Pro Forma  Condensed  Consolidated  Balance Sheet as of
                 September  30, 2003
               Unaudited Pro Forma Condensed  Consolidated  Statements of Income
                 for the Nine Months Ended September 30, 2003 and 2002
               Unaudited Pro Forma Condensed  Consolidated  Statements of Income
                 for the Years Ended December 31, 2002, 2001, and 2000
               Notes to Unaudited  Pro Forma  Condensed  Consolidated  Financial
                 Statements as of September 30, 2003, and for the periods ended December 31, 2002, 2001, and 2000, and September 30, 2003 and 2002

               The following unaudited pro forma condensed consolidated financial information is based on the historical financial statements of ING USA, ELIC, USG, and ULA, and has been prepared to illustrate the effects of the merger of ELIC, USG, and ULA, with and into Golden. The unaudited pro forma condensed consolidated financial information is presented for illustration purposes only, and is not necessarily indicative of the operating results or financial position that would have occurred if the merger had been consummated, nor is it necessarily indicative of future operating results or financial position of the consolidated company.

Unaudited Pro Forma Condensed Consolidated Balance Sheet as of
September 30, 2003
--------------------------------------------------------------------------------



                                                                                                        Pro Forma       Pro Forma
(Millions)                                      ING USA         ELIC          USG          ULA         Adjustments     Consolidated
                                             -------------  ------------  ------------  ---------  -----------------   -------------
Assets
Investments:
  Fixed maturities, available for sale,
    at fair value                            $    5,458.8   $   3,800.2   $   6,337.5   $  611.7   $        -          $   16,208.2
  Equity securities, at fair value:
    Common stock                                        -          20.5             -          -            -                  20.5
    Preferred stock                                     -           0.4           1.3          -            -                   1.7
    Investment in mutual funds                        9.3         120.0             -          -            -                 129.3
    Investment in subsidiaries                          -       1,878.8             -          -     (1,878.8)(1)                 -
    Mortgage loans on real estate                   770.3         954.3       1,501.3       38.0            -               3,263.9
    Real estate                                         -           3.0           3.7          -            -                   6.7
    Policy loans                                     17.2         127.9          31.9        0.9            -                 177.9
    Short-term investments                              -         127.2          22.0          -            -                 149.2
    Other investments                                26.6         207.0         (77.3)       8.4       (135.0)(2)              29.7
                                             -------------  ------------  ------------  ---------  -----------------   -------------
Total investments                                 6,282.2       7,239.3       7,820.4      659.0     (2,013.8)             19,987.1

Cash and cash equivalents                            55.5          22.3         570.7        2.0            -                 650.5
Accrued investment income                            64.5          48.5          77.8        7.0            -                 197.8
Reinsurance recoverable                              14.3           6.4           0.7          -            -                  21.4
Receivable for securities sold                       21.7          37.5          58.1       14.9            -                 132.2
Deferred policy acquisition costs                   796.9         791.5         145.8        2.8            -               1,737.0
Value of business acquired                            8.7          70.2          33.8        3.3            -                 116.0
Other assets                                         16.2           9.4           1.4       (0.1)           -                  26.9
Assets held in separate accounts                 14,692.5         980.4             -       60.8            -              15,733.7
                                             -------------  ------------  ------------  ---------  -----------------   -------------
Total assets                                 $   21,952.5   $   9,205.5   $   8,708.7   $  749.7   $ (2,013.8)         $   38,602.6
                                             =============  ============  ============  =========  =================   =============

Liabilities and Shareholder's Equity
Policy liabilities and accruals:
  Future policy benefits and
    claims reserves                          $    5,395.9   $   5,449.0   $   7,266.4   $  577.5   $        -          $   18,688.8
Notes to affiliates                                 170.0             -             -          -       (135.0)(2)              35.0
Due to affiliates                                     9.1          22.2          20.7        1.3            -                  53.3
Payables for securities purchased                    42.4          66.6          83.3       14.8            -                 207.1
Borrowed money                                      111.0         207.8         784.6          -            -               1,103.4
Current income taxes                                 22.2         (19.3)        (22.4)      (1.7)           -                 (21.2)
Deferred income taxes                               129.3         (75.2)        (47.8)      (8.9)           -                  (2.6)
Other liabilities                                    36.4          99.4          88.8        1.7            -                 226.3
Liabilities related to separate accounts         14,692.5         980.4             -       60.7            -              15,733.6
                                             -------------  ------------  ------------  ---------  -----------------   -------------
Total liabilities                                20,608.8       6,730.9       8,173.6      645.4       (135.0)             36,023.7
                                             -------------  ------------  ------------  ---------  -----------------   -------------
Shareholder's equity
  Common stock                                        2.5           5.0           2.5        8.4        (15.9)(1)(3)            2.5
  Additional paid-in capital                      1,358.4       3,600.3       1,468.2      188.7     (2,815.7)(1)(3)        3,799.9
  Accumulated other comprehensive income             77.0         289.7         130.6       13.6       (207.6)(1)             303.3
  Retained deficit                                  (94.2)     (1,420.4)     (1,066.2)    (106.4)     1,160.4 (1)          (1,526.8)
                                             -------------  ------------  ------------  ---------  -----------------   -------------
Total shareholder's equity                        1,343.7       2,474.6         535.1      104.3     (1,878.8)              2,578.9
                                             -------------  ------------  ------------  ---------  -----------------   -------------
Total liabilities and shareholder's equity   $   21,952.5   $   9,205.5   $   8,708.7   $  749.7   $ (2,013.8)         $   38,602.6
                                             =============  ============  ============  =========  =================   =============

Unaudited Pro Forma Condensed Consolidated Statement of Income for the
9 Months Ended September 30, 2003
--------------------------------------------------------------------------------


                                                                                                        Pro Forma        Pro Forma
(Millions)                                      ING USA         ELIC          USG          ULA         Adjustments     Consolidated
                                             -------------  ------------  -----------  -----------  ----------------   -------------
Revenue:
  Premiums                                   $          -   $      20.6   $      0.7   $        -   $         -        $       21.3
  Fee income                                        221.2          35.6         11.2          1.8             -               269.8
  Net investment income                             167.8         221.1        345.9         27.3          (7.6)(2)           754.5
  Net realized capital gains (losses)                87.8          (1.5)        (0.6)         8.9             -                94.6
  Other income (loss)                                (0.1)          6.3          1.0            -             -                 7.2
                                             -------------  ------------  -----------  -----------  ----------------   -------------
Total revenue                                       476.7         282.1        358.2         38.0          (7.6)            1,147.4
                                             -------------  ------------  -----------  -----------  ----------------   -------------
Benefits, losses and expenses:
  Benefits:
    Interest credited and other
      benefits to policyholders                     271.7         226.0        276.3         20.0             -               794.0
  Underwriting, acquisition, and
    insurance expenses:
      General expenses                               81.7          45.0         26.2          2.4             -               155.3
      Commissions                                   175.2          26.6         34.1          0.4             -               236.3
      Policy acquisition costs deferred            (150.3)       (151.3)       (43.3)        (0.3)            -              (345.2)
  Amortization of deferred policy
     acquisition costs and value of
     business acquired                              129.9          56.1         44.5          5.7             -               236.2
  Other:
    Expense and charges reimbursed
      under modified coinsurance agreements         (88.8)         89.3            -            -             -                 0.5
    Interest expense                                 10.3           5.0          4.6            -          (7.6)(2)            12.3
                                             -------------  ------------  -----------  -----------  ----------------   -------------
Total benefits, losses and expenses                 429.7         296.7        342.4         28.2          (7.6)            1,089.4
                                             -------------  ------------  -----------  -----------  ----------------   -------------
Income (loss) before income taxes                    47.0         (14.6)        15.8          9.8             -                58.0
Income tax expense (benefit)                          7.3          (5.6)         5.5          3.4             -                10.6
Equity in subsidiaries                                  -          50.0            -            -         (50.0)(4)               -
                                             -------------  ------------  -----------  -----------  ----------------   -------------
Net income (loss)                            $       39.7   $      41.0   $     10.3   $      6.4   $     (50.0)       $       47.4
                                             =============  ============  ===========  ===========  ================   =============

Unaudited Pro Forma Condensed Consolidated Statement of Income for the
9 Months Ended September 30, 2002
--------------------------------------------------------------------------------



                                                                                                        Pro Forma       Pro Forma
(Millions)                                      ING USA         ELIC          USG          ULA         Adjustments     Consolidated
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Revenue:
  Premiums                                   $          -   $      23.4   $      0.9   $        -   $         -        $       24.3
  Fee income                                        167.3          42.0         16.1          3.0             -               228.4
  Net investment income                             132.3         162.9        293.8         33.3          (9.6)(2)           612.7
  Net realized capital gains (losses)                 0.4         (34.3)       (55.2)        (6.9)            -               (96.0)
  Other income (loss)                                   -           6.3          2.0            -             -                 8.3
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Total revenue                                       300.0         200.3        257.6         29.4          (9.6)              777.7
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Benefits, losses and expenses:
  Benefits:
    Interest credited and other
      benefits to policyholders                     212.1         178.3        274.2         20.3             -               684.9
  Underwriting, acquisition, and
    insurance expenses:
      General expenses                              106.1          36.2         24.4          1.2             -               167.9
      Commissions                                   239.8          33.7         60.3          0.4             -               334.2
      Policy acquisition costs deferred            (242.9)       (145.3)       (66.2)           -             -              (454.4)
  Amortization of deferred policy
    acquisition costs and value of
    business acquired                               129.2          72.5         36.3          3.4             -               241.4
  Other:
    Expense and charges reimbursed
      under modified coinsurance
      agreements                                    (77.6)         74.1            -            -             -                (3.5)
    Interest expense                                 12.7           5.1          4.6            -          (9.6)(2)            12.8
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Total benefits, losses and expenses                 379.4         254.6        333.6         25.3          (9.6)              983.3
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Income (loss) before income taxes                   (79.4)        (54.3)       (76.0)         4.1             -              (205.6)
Income tax expense (benefit)                        (25.7)        (19.5)       (26.6)         1.4             -               (70.4)
Equity in subsidiaries                                  -        (103.1)           -            -         103.1(4)                -
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Income (loss) before cumulative effect
  of change in accounting principle          $      (53.7)  $    (137.9)  $    (49.4)  $      2.7   $     103.1        $     (135.2)
                                             =============  ============  ===========  ===========  =================  =============

Unaudited Pro Forma Condensed Consolidated Statement of Income for the
Year Ended December 31, 2002
--------------------------------------------------------------------------------



                                                                                                        Pro Forma        Pro Forma
(Millions)                                      ING USA         ELIC          USG          ULA         Adjustments     Consolidated
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Revenue:
  Premiums                                   $          -   $      30.2   $      1.1   $        -   $           -      $       31.3
  Fee income                                        204.0          54.0         20.0          3.7               -             281.7
  Net investment income                             197.7         249.7        416.6         44.1           (12.2)(2)         895.9
  Net realized capital gains (losses)                 4.2         (43.7)       (65.7)         2.1               -            (103.1)
  Other income (loss)                                 3.5          10.3          2.4          0.1               -              16.3
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Total revenue                                       409.4         300.5        374.4         50.0           (12.2)          1,122.1
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Benefits, losses and expenses:
  Benefits:
    Interest credited and other
      benefits to policyholders                     276.5         246.0        370.5         26.8               -             919.8
  Underwriting, acquisition, and
    insurance expenses:
      General expenses                              139.7          46.5         33.0          1.0               -             220.2
      Commissions                                   288.7          41.5         71.7          0.6               -             402.5
      Policy acquisition costs deferred            (292.2)       (186.6)       (80.2)           -               -            (559.0)
  Amortization of deferred policy
    acquisition costs and value
    of business acquired                            127.8         126.0         44.5          3.8               -             302.1
  Other:
    Expense and charges reimbursed
      under modified coinsurance
      agreements                                   (104.9)        100.9            -            -               -              (4.0)
    Interest expense                                 16.0           6.9          6.1            -           (12.2)(2)          16.8
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Total benefits, losses and expenses                 451.6         381.2        445.6         32.2           (12.2)          1,298.4
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Income (loss) before income taxes                   (42.2)        (80.7)       (71.2)        17.8               -            (176.3)
Income tax expense (benefit)                        (12.5)        (29.0)       (24.9)         6.2               -             (60.2)
Equity in subsidiaries                                  -         (76.0)           -            -            76.0(4)              -
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Income (loss) before cumulative effect
  of change in accounting principle          $      (29.7)  $    (127.7)  $    (46.3)  $     11.6   $        76.0      $    (116.1)
                                             =============  ============  ===========  ===========  =================  =============

Unaudited Pro Forma Condensed Consolidated Statement of Income for the
Year Ended December 31, 2001
--------------------------------------------------------------------------------



                                                                                                        Pro Forma        Pro Forma
(Millions)                                      ING USA         ELIC           USG         ULA         Adjustments     Consolidated
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Revenue:
  Premiums                                   $          -   $      33.2   $      1.1   $        -   $           -      $       34.3
  Fee income                                        188.9          56.7         23.9          4.8               -             274.3
  Net investment income                              94.4         234.7        481.0         54.1           (14.3)(2)         849.9
  Net realized capital gains (losses)                (6.5)        (32.7)       (55.5)         1.3               -             (93.4)
  Other income (loss)                                   -           9.4          1.4            -               -              10.8
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Total revenue                                       276.8         301.3        451.9         60.2           (14.3)          1,075.9
                                             -------------  ------------  -----------  -----------  -----------------  -------------

Benefits, losses and expenses:
  Benefits:
    Interest credited and other
      benefits to policyholders                     209.0         179.2        356.1         38.9               -             783.2
  Underwriting, acquisition, and
    insurance expenses:
      General expenses                              119.9          94.7         23.3          3.3               -             241.2
      Commissions  C                                232.4          51.0         35.4          0.7               -             319.5
      Policy acquisition costs deferred            (128.2)       (312.6)       (47.1)        (0.6)              -            (488.5)
  Amortization of deferred policy
    acquisition costs and value of
    business acquired                                49.6          55.6         65.3          4.4               -             174.9
  Goodwill                                            4.2          13.0         19.1          1.1               -              37.4
  Other:
    Expense and charges reimbursed
      under modified coinsurance
      agreements                                   (225.6)        224.6            -            -               -              (1.0)
    Interest expense                                 19.4           7.3         10.8          0.3           (14.3)(2)          23.5
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Total benefits, losses and expenses                 280.7         312.8        462.9         48.1           (14.3)          1,090.2
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Income (loss) before income taxes                    (3.9)        (11.5)       (11.0)        12.1               -             (14.3)
Income tax expense (benefit)                          0.1           0.5          2.8          4.6               -               8.0
Equity in subsidiaries                                  -         (17.8)           -            -            17.8(4)              -
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Net income (loss)                            $       (4.0)  $     (29.8)  $    (13.8)  $      7.5   $        17.8      $      (22.3)
                                             =============  ============  ===========  ===========  =================  =============

Unaudited Pro Forma Condensed Consolidated Statement of Income for the
Year Ended December 31, 2000
--------------------------------------------------------------------------------


                                                                                                        Pro Forma        Pro Forma
(Millions)                                       ING USA         ELIC         USG          ULA         Adjustments     Consolidated
                                             -------------  ------------  -----------  -----------  -----------------  -------------

Revenue:
  Premiums                                   $          -   $      33.0   $      2.3   $        -   $           -      $       35.3
  Fee income                                        167.9          68.7         42.5          7.6               -             286.7
  Net investment income                              64.1         198.6        506.1         60.8           (14.3)(2)         815.3
  Net realized capital gains (losses)                (6.6)        (25.8)       (84.8)        (8.2)              -            (125.4)
  Other income (loss)                                   -          10.0          1.4            -               -              11.4
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Total revenue                                       225.4         284.5        467.5         60.2           (14.3)          1,023.3
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Benefits, losses and expenses:
  Benefits:
    Interest credited and other
      benefits to policyholders                     199.9         183.7        352.6         44.1               -             780.3
  Underwriting, acquisition, and
    insurance expenses:
      General expenses                               89.5          86.4         10.8          2.5               -             189.2
      Commissions                                   213.7          70.7         41.3          3.9               -             329.6
      Policy acquisition costs deferred            (168.4)       (303.1)       (59.3)        (4.1)              -            (534.9)
   Amortization of deferred policy
     acquisition costs and value of
     business acquired                               60.0          31.8         18.8          2.9               -             113.5
   Goodwill                                           4.2          13.0         19.1          1.1               -              37.4
   Other:
     Expense and charges reimbursed
       under modified coinsurance
       agreements                                  (225.8)        218.8            -            -               -              (7.0)
     Interest expense                                19.9           2.8          0.8            -           (14.3)(2)           9.2
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Total benefits, losses and expenses                 193.0         304.1        384.1         50.4           (14.3)            917.3
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Income (loss) before income taxes                    32.4         (19.6)        83.4          9.8               -             106.0
Income tax expense (benefit)                         13.2          (2.2)        35.8          3.8               -              50.6
Equity in subsidiaries                                  -          66.8            -            -           (66.8)(4)             -
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Net income (loss)                            $       19.2   $      49.4   $     47.6   $      6.0   $       (66.8)     $       55.4
                                             =============  ============  ===========  ===========  =================  =============

1.   Pro Forma Consolidation

     Statement of Financial Accounting Standards No. 141, Business Combinations ("FAS 141"), excludes transfers of net assets or exchanges of shares between entities under common control, and notes that certain provisions under Accounting Principles Board Opinion No. 16, Business Combinations ("APB 16"), provide a source of guidance for such transactions. In accordance with APB 16, financial information of the combined entity is presented as if the entities had been combined for the full year, and all comparative financial statements are restated and presented as if the entities had previously been combined, in a manner similar to a pooling-of-interests.

     The unaudited pro forma condensed consolidated financial statements have been prepared in a manner similar to a pooling-of-interests, in accordance with the provisions of APB 16 in order to present the condensed financial position and results of operations of ING USA Annuity and Life Insurance Company ("ING USA"), Equitable Life Insurance Company of Iowa ("ELIC"), United Life & Annuity Insurance Company ("ULA"), and USG Annuity & Life Company ("USG"), as if the entities had previously been combined. The unaudited pro forma condensed consolidated balance sheet and income statements give effect to the consolidation transaction as if it had occurred on September 30, 2003 and January 1, 2000, respectively.

     Following is a description of the pro forma adjustments that have been made to the financial statements. All pro forma adjustments are elimination entries related to intercompany transactions between the entities, as required by accounting principles generally accepted in the United States of America. There were no other pro forma adjustments.

     (1) Prior to the merger, ING USA and USG were wholly owned subsidiaries of ELIC. The pro forma adjustment eliminates the ELIC investment in ING USA and USG subsidiaries.

     (2) Prior to the merger, ING USA had an outstanding surplus note payable to ELIC. The pro forma adjustment eliminates the surplus note and related interest between ING USA and ELIC.

     (3) All of the shares of capital stock of ELIC, USG, and ULA, will be canceled and retired, and ceased to exist, as of the merger with ING USA.

     (4) Prior to the merger, ING USA and USG were wholly owned subsidiaries of ELIC. The pro forma adjustment eliminates the ELIC equity in ING USA and USG income.

2.   Accounting for Goodwill and Intangible Assets

     The cumulative effect of change in accounting principle for the unaudited pro forma condensed consolidated income statements for the nine months ended September 30, 2002, and the year ended December 31, 2002, reflects the adoption of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets, ("FAS 142"). During 2002, ING USA and the Merger Companies adopted FAS 142.

     The adoption of this standard resulted in an impairment loss of $1,298.5 million in 2002. This impairment loss represented the entire carrying amount of goodwill, net of accumulated amortization, and is recorded as a change in accounting principle for the nine months ended September 30, 2002 and the year ended December 31, 2002.

     Effective January 1, 2002, ING USA and the Merger Companies applied the non-amortization provision (net of tax) of the new standard, which resulted in an increase in net income of $37.0 million for the twelve months ended December 31, 2002. Had ING USA and the Merger Companies been accounting for goodwill under FAS 142 for all periods presented, the Company's net income
     (loss) would have been as follows:



                                                                                    Year ended        Year ended
                                                                                   December 31,      December 31,
     (Millions)                                                                        2001              2000
                                                                                  --------------    --------------

     Pro forma consolidated net income (loss)                                     $      (22.3)     $        55.4

     Add back goodwill amortization, net of tax                                           37.0               37.0
                                                                                  --------------    --------------
     Adjusted pro forma consolidated net income                                   $       14.7      $        92.4
                                                                                  ==============    ==============


3.   Statutory Merger

     On January 1, 2003, Ameribest Life Insurance Company ("AMB"), an affiliated life insurance company domiciled in Georgia, was merged with ELIC.

     As FAS 141 excludes transfers of net assets or exchanges of shares between entities under common control, the merger was based on certain provisions under APB 16, which provide a source of guidance for such transactions.

     The unaudited pro forma condensed consolidated financial statements have been prepared in a manner similar to a pooling-of-interests, in accordance with the provisions of APB 16, in order to present the condensed results of operations of ELIC and AMB as if the entities had previously been combined. The pro forma condensed consolidated income statements give effect to the consolidation transaction as if it had occurred on January 1, 2000.

     The September 30, 2002, balances within the September 30, 2003, statutory financial statements have been restated as a result of this merger (see
     Exhibit 99.5).



     (c)    Exhibits

            Reference
            Number            Page       Exhibit Description

            99.1              1-44       Audited statutory basis financial  statements for the years ended December 31,  2002 and
                                         2001,  for Equitable  Life Insurance  Company of Iowa,  including  Report of Independent
                                         Auditors.

            99.2              1-27       Audited statutory  basis financial statements for the years  ended December 31, 2002 and
                                         2001, for Ameribest Life Insurance Company, including Report of Independent Auditors.

            99.3              1-4        Unaudited  statutory basis financial  statements for the nine months ended September 30,
                                         2003 and 2002, for Equitable Life  Insurance  Company of Iowa  (including the effects of the merger with Ameribest Life Insurance Company, an affiliate).

            99.4              1-35       Audited statutory basis financial  statements for the years ended December 31,  2002 and
                                         2001, for USG Annuity & Life Company, including Report of Independent Auditors.

            99.5              1-4        Unaudited statutory  basis financial  statements for the nine months ended September 30,
                                         2003 and 2002, for USG Annuity & Life Company.

            99.6              1-34       Audited statutory basis financial  statements for the years ended December 31,  2002 and
                                         2001,  for United Life & Annuity  Insurance  Company,  including  Report of  Independent
                                         Auditors.

            99.7              1-4        Unaudited  statutory basis financial  statements for the nine months ended September 30,
                                         2003 and 2002, for United Life & Annuity Insurance Company.

            99.8              1-4        Agreement  and plan of  merger  of USG  Annuity  & Life  Company,  United  Life & Annuity
                                         Insurance  Company,  and Equitable  Life Insurance  Company of Iowa into Golden  American
                                         Life Insurance Company to be renamed ING USA Annuity & Life Insurance Company

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.



                               ING USA Annuity and Life Insurance Company
                               -------------------------------------------------
                                                (Registrant)



Date  January 2, 2004          /s/ David A. Wheat
      ---------------          -------------------------------------------------
                               David A. Wheat
                               Senior Vice President and Chief Financial Officer



                               /s/ Keith Gubbay
                               -------------------------------------------------
                               Keith Gubbay
                               President

                                                                    Exhibit 99.1


                         Report of Independent Auditors


Board of Directors and Stockholder
Equitable Life Insurance Company of Iowa

We have audited the accompanying statutory basis balance sheets of Equitable Life Insurance Company of Iowa ("the Company" and a wholly owned subsidiary of ING America Insurance Holdings, Inc.) as of December 31, 2002 and 2001, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Iowa Department of Regulatory Agencies of the State of Iowa, Iowa Insurance Division, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Equitable Life Insurance Company of Iowa at December 31, 2002 and 2001 or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Equitable Life Insurance Company of Iowa at December 31, 2002 and 2001, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Iowa Insurance Division.

As discussed in Note 3 to the financial statements, in 2001 the Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Iowa Insurance Division.


                                                           /s/ Ernst & Young LLP



March 21, 2003

                    Equitable Life Insurance Company of Iowa
                        Balance Sheets - Statutory Basis
--------------------------------------------------------------------------------

                                                                                              December 31
                                                                                        2002                2001
                                                                                  ---------------     ---------------
                                                                                             (In Thousands)


Admitted assets
Cash and invested assets:
     Bonds                                                                        $    2,925,958      $    2,628,098
     Preferred stocks                                                                        441                 490
     Common stocks                                                                       120,285                 306
     Subsidiaries                                                                        811,079             761,039
     Mortgage loans                                                                      859,953             842,253
     Real estate, less accumulated depreciation
       (2002 - $339; 2001- $531)                                                           3,651               5,254
     Policy loans                                                                        130,790             139,826
     Other invested assets                                                               180,117             266,358
     Cash and short-term investments                                                      25,102              67,592
                                                                                  ---------------     ---------------
Total cash and invested assets                                                         5,057,376           4,711,216

Deferred and uncollected premiums, less loading
   (2002 - $785, 2001 - $751)                                                             64,607               5,736
Accrued investment income                                                                 43,330              40,604
Reinsurance balances recoverable                                                             785               1,020
Data processing equipment, less accumulated
   depreciation (2002-$5,459; 2001-$3,243)                                                   186                 373
Indebtedness from related parties                                                        107,057              29,687
Federal income tax recoverable                                                            50,531              34,688
Separate account assets                                                                  959,377           1,406,693
Other assets                                                                             303,168             273,482
                                                                                  ---------------     ---------------
Total admitted assets                                                             $    6,586,417      $    6,503,499
                                                                                  ===============     ===============


See accompanying notes - statutory basis.

                    Equitable Life Insurance Company of Iowa
                  Balance Sheets - Statutory Basis (continued)
--------------------------------------------------------------------------------

                                                                                              December 31
                                                                                        2002                2001
                                                                                  ---------------     ---------------
                                                                                              (In Thousands,
                                                                                          except share amounts)


Liabilities and capital and surplus
Liabilities:
     Policy and contract liabilities:
         Life and annuity reserves                                                $    4,015,244      $    3,580,706
         Deposit type contracts                                                          189,296             152,193
         Policyholders' funds                                                                310                 282
         Dividends payable                                                                23,795              24,385
         Unpaid claims                                                                     2,227               8,122
                                                                                  ---------------     ---------------
     Total policy and contract liabilities                                             4,230,872           3,765,688

     Accounts payable and accrued expenses                                                26,439              26,012
     Indebtedness to related parties                                                      66,200              21,091
     Asset valuation reserve                                                              25,738              26,060
     Interest maintenance reserve                                                         13,573              17,123
     Borrowed money                                                                      148,996             135,948
     Other liabilities                                                                   (14,220)             66,062
     Separate account liabilities                                                        959,377           1,406,693
                                                                                  ---------------     ---------------
Total liabilities                                                                      5,456,975           5,464,677

Capital and surplus:
     Common stock: $1.00 par value; authorized 7,500,000
       shares, issued and outstanding 5,000,300 shares                                     5,000               5,000
     Additional paid-in capital                                                        1,215,324             700,324
     Unassigned (deficit) surplus                                                        (90,882)            333,498
                                                                                  ---------------     ---------------
Total capital and surplus                                                              1,129,442           1,038,822
                                                                                  ---------------     ---------------
Total liabilities and capital and surplus                                         $    6,586,417      $    6,503,499
                                                                                  ===============     ===============


See accompanying notes - statutory basis.

                    Equitable Life Insurance Company of Iowa
                   Statements of Operations - Statutory Basis
--------------------------------------------------------------------------------


                                                                                          Year ended December 31
                                                                                         2002                2001
                                                                                  ---------------     ---------------
                                                                                             (In Thousands)

Premiums and other revenues:
     Life, annuity, and accident and health premiums                              $    1,832,175       $    2,645,375
     Policy proceeds and dividends left on deposit                                         1,840                1,263
     Net investment income                                                               228,150              232,779
     Amortization of interest maintenance reserve                                         (2,570)               2,299
     Commissions, expense allowances and reserve adjustments on
       reinsurance ceded                                                                     (80)                  91
     Other income                                                                         23,058               41,581
                                                                                  ---------------      ---------------
Total premiums and other revenues                                                      2,082,573            2,923,388

Benefits paid or provided:
     Death benefits                                                                       44,630               41,922
     Annuity benefits                                                                    119,150              103,305
     Surrender benefits                                                                  638,053              464,583
     Interest on policy or contract funds                                                  6,192                7,043
     Other benefits                                                                        7,209                6,906
     Life contract withdrawals                                                            47,009               49,110
Increase in life, annuity, and accident and health reserves                            1,186,223            2,055,065
Net transfers from separate accounts                                                    (135,686)             (98,628)
                                                                                  ---------------      ---------------
Total benefits paid or provided                                                        1,912,780            2,629,306

Insurance expenses:
     Commissions                                                                         157,842              205,363
     General expenses                                                                     45,159               81,288
     Insurance taxes, licenses and fees, excluding federal income
       taxes                                                                               3,801                9,080
                                                                                  ---------------      ---------------
Total insurance expenses                                                                 206,802              295,731
                                                                                  ---------------      ---------------
Loss from operations before policyholder dividends,                                      (37,009)              (1,649)
   federal income taxes and net realized capital losses


                     Equitable Life Insurance Company of Iowa
                   Statements of Operations - Statutory Basis (continued)
--------------------------------------------------------------------------------


                                                                                          Year ended December 31
                                                                                         2002                2001
                                                                                  ---------------     ---------------
                                                                                             (In Thousands)


Dividends to policyholders                                                                23,406              25,228
                                                                                  ---------------     ---------------
Loss from operations before federal income taxes and                                     (60,415)            (26,877)
   net realized capital losses
Federal income taxes                                                                      38,715              (1,605)
                                                                                  ---------------     ---------------
Loss from operations before net realized capital losses                                  (99,130)            (25,272)
Net realized capital losses net of income taxes 2002 - $(10,288);
   2001 - $(7,441) and excluding net transfers to the interest
   maintenance reserve 2002- $3,295; 2001- $3,720                                        (20,665)            (37,807)
                                                                                  ---------------     ---------------
Net loss                                                                          $     (119,795)     $      (63,079)
                                                                                  ===============     ===============



See accompanying notes - statutory basis.

                    Equitable Life Insurance Company of Iowa
         Statements of Changes in Capital and Surplus - Statutory Basis
--------------------------------------------------------------------------------


                                                                                          Year ended December 31
                                                                                         2002                2001
                                                                                  ---------------     ---------------
                                                                                             (In Thousands)

Common stock:
   Balance at beginning and end of year                                           $        5,000      $         5,000
                                                                                  ===============     ================

Paid-in and contributed surplus:
   Balance at beginning of year                                                          700,324              248,743
   Capital contributions                                                                 515,000              451,581
                                                                                  ---------------     ----------------
   Balance at end of year                                                         $    1,215,324      $       700,324
                                                                                  ===============     ================

Unassigned deficit:
     Balance at beginning of year                                                        333,498              344,924
     Net loss                                                                           (119,795)             (63,079)
     Change in net unrealized capital gains or losses                                   (307,450)              35,976
     Change in nonadmitted assets                                                        (58,477)              65,659
     Change in asset valuation reserve                                                       322               12,378
     Change in net deferred income tax excluding tax effect
       of nonadmitted assets                                                              61,020               30,125
     Change in accounting principle, net of tax                                                -               (6,073)
     Transfer of prepaid pension assets                                                        -              (87,412)
     Cession of existing risks, net of tax                                                     -                1,000
                                                                                  ---------------     ----------------
     Balance at end of year                                                       $      (90,882)     $       333,498
                                                                                  ===============     ================
Total capital and surplus                                                         $    1,129,442      $     1,038,822
                                                                                  ===============     ================

See accompanying notes - statutory basis.

                    Equitable Life Insurance Company of Iowa
                   Statements of Cash Flows - Statutory Basis
--------------------------------------------------------------------------------


                                                                                          Year ended December 31
                                                                                         2002                2001
                                                                                  ---------------     ---------------
                                                                                             (In Thousands)

Operations
Premiums, policy proceeds, and other considerations received,
   net of reinsurance paid                                                        $    1,775,113      $    2,647,810
Net investment income received                                                           274,233             243,697
Commission and expense allowances received on reinsurance ceded                              (54)                 91
Benefits paid                                                                           (862,628)           (673,320)
Net transfers to separate accounts                                                       148,848             111,689
Insurance expenses paid                                                                 (199,451)           (274,085)
Dividends paid to policyholders                                                          (23,568)            (25,413)
Federal income taxes (paid) received                                                     (45,836)             71,450
Net other (expenses) revenues                                                           (697,081)             41,873
                                                                                  ---------------     ---------------
Net cash provided by operations                                                          369,576           2,143,792

Investments
Proceeds from sales, maturities, or repayments of investments:
     Bonds                                                                             3,559,637           2,401,946
     Preferred stocks                                                                        357              11,844
     Common stocks                                                                       103,451              61,428
     Mortgage loans                                                                        2,241                   -
     Other invested assets                                                                51,647               6,951
     Miscellaneous proceeds                                                               84,561               1,989
     Net tax on capital gains                                                                  -              (7,441)
                                                                                  ---------------     ---------------
Net proceeds from sales, maturities, or repayments of investments                      3,801,894           2,476,717
Cost of investments acquired:
     Bonds                                                                             3,938,840           2,938,801
     Preferred stocks                                                                    556,492             451,581
     Mortgage loans                                                                      121,122             179,837
     Other invested assets                                                                   844               3,835
     Miscellaneous applications                                                          106,945                   -
                                                                                  ---------------     ---------------
Total cost of investments acquired                                                     4,724,243           3,574,054
Net (decrease) increase in policy loans                                                   (9,656)              1,185
                                                                                  ---------------     ---------------
Net cash used in investment activities                                                  (912,693)         (1,098,522)


                    Equitable Life Insurance Company of Iowa
             Statements of Cash Flows - Statutory Basis (continued)
--------------------------------------------------------------------------------


                                                                                          Year ended December 31
                                                                                         2002                2001
                                                                                  ---------------     ---------------
                                                                                             (In Thousands)


Financing and miscellaneous activities
Cash provided:
     Capital and surplus paid-in                                                         506,300             446,508
     Borrowed money                                                                       13,008              13,660
     Premium and other deposit type funds                                                 20,799             (21,565)
     Other uses                                                                          (39,480)         (1,699,700)
                                                                                  ---------------     ---------------
Net cash provided by (used in) financing and
   miscellaneous activities                                                              500,627          (1,261,097)
                                                                                  ---------------     ---------------
Net decrease in cash and short-term investments                                          (42,490)           (215,827)
Cash and short-term investments:
     Beginning of year                                                                    67,592             283,419
                                                                                  ---------------     ---------------
     End of year                                                                  $       25,102      $       67,592
                                                                                  ===============     ===============

See accompanying notes - statutory basis.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies

     Equitable Life Insurance Company of Iowa (the Company) is domiciled in Iowa and is a wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"). The Company offers various insurance products including deferred and immediate annuities, variable annuities, and interest sensitive and traditional life insurance. These products are marketed by the Company's career agency force, independent insurance agents, broker/dealers, and financial institutions. The Company's primary customers are individuals. The Company is presently licensed in 49 states, the District of Columbia and Puerto Rico.

     The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

     Basis of Presentation

     The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the State of Iowa (Iowa Insurance Division), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The most significant variances from GAAP are as follows:

     Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder's equity for those designated as available-for-sale.

     For structured securities, when a negative yield results from a revaluation based on new prepayment assumptions (i.e., undiscounted cash flows are less than current book value), an other than temporary impairment is considered to have occurred and the asset is written down to the value of the undiscounted cash flows. For GAAP, assets are re-evaluated based on the discounted cash flows using a current market rate. Impairments are recognized when there has been an adverse change in cash flows and the fair value is less than book. The asset is then written down to fair value.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Basis of Presentation (continued)

     Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP.

     Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholders' equity rather than to income as required for fair value hedges.

     In addition, the Company invests in structured securities including mortgage-backed securities/collateralized mortgage obligations, asset-backed securities, collateralized debt obligations, and commercial mortgage-backed securities. For these structured securities, management compares the undiscounted cash flows to the carrying value. An other than temporary impairment is considered to have occurred when the undiscounted cash flows are less than the carrying value.

     Valuation Reserves: The asset valuation reserve ("AVR") is determined by an NAIC-prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

     Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral is reported as the interest maintenance reserve
     (IMR) in the accompanying balance sheets.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Basis of Presentation (continued)

     Realized gains and losses on investments are reported in operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines is charged to income.

     Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

     The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

     Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

     Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Basis of Presentation (continued)

     Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

     Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners' Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

     Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the
     treaty  be  recorded  as  an  offsetting   liability  and  charged  against
     unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

     Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

     Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

     Subsidiaries: The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Basis of Presentation (continued)

     Nonadmitted Assets: Certain assets designated as "nonadmitted," principally deferred federal income tax assets, disallowed interest maintenance reserves, non-operating software, past-due agents' balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

     Employee Benefits: For purposes of calculating the Company's postretirement benefit obligation, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently vested are also included.

     Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

     Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

     Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are non-admitted.
     Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

     Surplus Notes: Surplus notes are reported as a component of surplus. Under statutory accounting practices, no interest is recorded on the surplus notes until payment has been approved by the Iowa Division of Insurance. Under GAAP, surplus notes are reported as liabilities and the related interest is reported as a charge to earnings over the term of the note.

     Statements of Cash Flows: Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

     Reconciliation to GAAP

     The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

     Other significant accounting practices are as follows:

     Investments

     Bonds,   preferred  stocks,  common  stocks,   short-term  investments  and
     derivative instruments are stated at values prescribed by the NAIC, as follows:

          Bonds not backed by other loans are principally stated at amortized cost using the interest method.

          Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher-risk asset backed securities, which are valued using the prospective method.

          Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value. Nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the Securities Valuation Office of the NAIC ("SVO").

          Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/(losses) are reported in unassigned surplus along with adjustment for federal income taxes.

          The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of the time and the extent to which the market value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Investments (continued)

          The Company uses interest rate swaps, caps and floors, options and certain other derivatives as part of its overall interest rate risk management strategy for certain life insurance and annuity products. As the Company only uses derivatives for hedging purposes, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

          Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

          Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short-term assets or liabilities. The initial cost of any such agreement is amortized to net investment income over the life of the agreement. Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged items.

          The derivatives are reported in a manner that is consistent with the hedged asset or liability. All derivatives are reported at amortized cost with the exception of the S&P Options. The S&P Options are reported at fair value since the liabilities that are being hedged are reported at fair value. The unrealized gains or losses from the S&P Options are reported in investment income. Upon termination of a derivative that qualified for hedge accounting, the gain or loss is deferred in IMR or adjusts the basis of the hedged item.

          The Company's insurance subsidiaries are reported at their underlying statutory basis net assets plus the admitted portion of goodwill. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses.

          Mortgage loans are reported at amortized cost, less allowance for impairments.

          Policy loans are reported at unpaid principal balances.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Investments (continued)

          Land is reported at cost. Real estate occupied by the company is reported at depreciated cost; other real estate is reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

          For reverse repurchase agreements, Company policies require a minimum of 102% of the fair value of securities purchased under reverse repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in miscellaneous liabilities.

          Rollover dollar repurchase agreements are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

          Short-term investments are reported at amortized cost. Short-term investments include investments with maturities of less than one year at the date of acquisition.

          Other invested assets are reported at amortized cost using the effective interest method. Other invested assets primarily consist of residual collateralized mortgage obligations and partnership interests.

          Realized capital gains and losses are determined using the specific identification basis.

     Aggregate Reserve for Life Policies and Contracts

     Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2.25% to 10%.

     The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company's practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Aggregate Reserve for Life Policies and Contracts (continued)

     The methods used in valuation of substandard policies are as follows:

          For life, endowment and term policies issued substandard, the standard reserve during the premium-paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

          For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating. For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

     The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the State of Iowa is $246,911,000 at December 31, 2002. The amount of reserves for policies on which gross premiums are less than the net premiums deficiency reserves is $1,617,000 at December 31, 2002.

     The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The tabular interest of funds not involving life contingencies is calculated as the current year reserves, plus payments, less prior year reserves, less funds added.

     Guaranteed Minimum Death Benefits

     Guaranteed minimum death benefits ("GMDB") are features offered with a variable annuity contract that provide a minimum level of proceeds, regardless of account balance, in the event of the policyholder's death. The GMDB can either remain constant or increase, depending on the underlying guarantee. The GMDB features of many companies' variable annuity contracts contain a "dollar-for-dollar" withdrawal provision, which provides for a reduction in the GMDB on a dollar-for-dollar basis when a partial withdrawal occurs.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Guaranteed Minimum Death Benefits (continued)

     As a result of the equity market performance over the past several years, a number of variable annuity policies could have account values that are less than the GMDB. A policy holder with a sizeable minimum death benefit and a policy with a dollar-for-dollar withdrawal provision could withdraw all but a required minimal account value or transfer a portion of their variable annuity contract to another carrier, while maintaining a significant GMDB.

     For Statutory reserves, Actuarial Guideline 33, "Determining CARVM Reserves for Annuity Contract with Elective Benefits" (AG 33), defines the methodology and assumptions that are to be used to determine the minimum statutory reserves for annuity contracts. The purpose of Actuarial Guideline 34, "Variable Annuity Minimum Guaranteed Death Benefit Reserves" (AG 34) is "to interpret the standards for the valuation of reserves for Minimum Guaranteed Death Benefits included in variable annuity contracts."

     There is currently discussion whether AG 34 supersedes AG 33 when calculating the GMDB reserves or whether AG 33 and AG 34 should be applied jointly. Given the inherent ambiguity and controversy as to whether AG 34 supersedes AG 33 or whether AG 33 and AG 34 both apply in determining the appropriate reserves, and given the heightened interest of rating agencies regarding this issue, the Company has performed an initial assessment of its potential exposure related to GMDB's under the dollar-for-dollar features of its variable annuity products. The difference in interpretation as to the appropriate integration of AG 33 and AG 34 computational guidance could result in higher statutory reserve balances of approximately $35,000,000 as of December 31, 2002. The company has a wholly owned insurance subsidiary in which the difference in interpretation could result in higher reserve balances of approximately $85,000,000 as of December 31, 2002.

     Reinsurance

     Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contract and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Electronic Data Processing Equipment

     Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of assets is calculated on a straight-line basis over the estimated useful lives of the assets.

     Participating Insurance

     Participating business approximates less than 11% of the Company's ordinary life insurance in force and 2% of premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividends of $23,406,000 and $25,228,000 were incurred 2002 and 2001, respectively.

     Pension Plans

     The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plan. The Company also provides a contributory retirement plan for substantially all employees.

     Nonadmitted Assets

     Nonadmitted assets are summarized as follows:

                                                                                              December 31
                                                                                        2002                2001
                                                                                  ---------------     ---------------
                                                                                              (In Thousands)


     Deferred federal income taxes                                                $      157,392       $      94,807
     Agents' debit balances                                                                  253                 705
     Furniture and equipment                                                               4,337               6,411
     Leasehold improvements                                                                1,033                   -
     Deferred and uncollected premium                                                        426                 372
     Commuted commission                                                                   1,108                   -
     Suspense debts                                                                        3,586               5,135
     Other                                                                                   231               2,459
                                                                                  ---------------      --------------
     Total nonadmitted assets                                                     $      168,366       $     109,889
                                                                                  ===============      ==============


     Changes in nonadmitted assets are generally reported directly in surplus as an increase or decrease in nonadmitted assets. Certain changes are reported directly in surplus as a change in unrealized capital gains or losses.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Cash Flow Information

     Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments (with a maturity of less than one year at date of acquisition).

     The Company borrowed  $1,253,710,000 and repaid $1,253,710,000 in 2002, and
     borrowed   $784,500,000  and  repaid  $784,500,000   during,   2001.  These
     borrowings were on a short-term basis, at an interest rate that approximated current money market rates and exclude borrowings from reverse dollar repurchase transactions. Interest paid on borrowed money was $204,000 and $1,646,000 during 2002 and 2001, respectively.

     Separate Accounts

     Separate account assets and liabilities held by the Company represent funds held for the benefit of the Company's variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders' account values. The assets and liabilities of these accounts are carried at fair value.

     Reserves related to the Company's mortality risk associated with these policies are included in life and annuity reserves. The operations of the separate accounts are not included in the accompanying statements of operations.

     Reclassifications

     Certain prior year amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2002 financial statement presentation.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

2.   Permitted Statutory Basis Accounting Practices

     The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the State of Iowa. The Iowa State Insurance Division recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency in under the Iowa Insurance Laws. The National Association of Insurance Commissioners' (NAIC) Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the state of Iowa. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

     The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Iowa Division of Insurance. As of December 31, 2002 and 2001, the Company had no such permitted accounting practices.


3.   Accounting Changes

     The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Iowa.
     Effective January 1, 2001, the State of Iowa required that insurance companies domiciled in the State of Iowa prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Iowa insurance commissioner.

     Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.

     As a result of these changes, the Company reported a change of accounting principle, as an adjustment that decreased unassigned funds surplus, by $6,073,000 as of January 1, 2001. Included in this total adjustment is a reduction in unassigned funds of approximately $12,670,000 related to guaranty funds, post retirement benefits and other assessments and an increase in unassigned funds of approximately $6,597,000 related to mortgage loans and bonds.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

4.   Investments

     The amortized cost and fair value of bonds and equity securities are as follows:



                                                                                  Gross                Gross
                                                               Amortized        Unrealized           Unrealized           Fair
                                                                  Cost             Gains               Losses             Value
                                                            ---------------    ---------------    ---------------    ---------------
                                                                                         (In Thousands)

     At December 31, 2002:
     U.S. Treasury securities and obligations of
       U.S. government corporations and agencies            $        6,605     $          643     $            -     $        7,248
     States, municipalities, and political
       subdivisions                                                    248                 11                  -                259
     Foreign government                                            172,130             12,466              4,538            180,058
     Public utilities securities                                   185,449              8,495              3,681            190,263
     Corporate securities                                        1,324,320             85,202             12,026          1,397,496
     Mortgage-backed securities                                    874,791             38,253             20,820            892,224
     Other structured securities                                   363,055             22,346             19,667            365,734
                                                            ---------------    ---------------    ---------------    ---------------
     Total fixed maturities                                      2,926,598            167,416             60,732          3,033,282

     Preferred stocks                                                  441                  -                  -                441
     Common stocks                                                 120,051                234                  -            120,285
                                                            ---------------    ---------------    ---------------    ---------------
     Total equity securities                                      120,492                234                  -             120,726
                                                            ---------------    ---------------    ---------------    ---------------
     Total                                                  $    3,047,090     $      167,650     $       60,732     $    3,154,008
                                                            ===============    ===============    ===============    ===============

     At December 31, 2001:
     U.S. Treasury securities and obligations of
       U.S. government corporations and agencies            $       35,463     $          306     $          730     $       35,039
     States, municipalities, and political
       subdivisions                                                    248                  -                  1                247
     Foreign government                                            111,157              3,952              3,077            112,032
     Public utilities securities                                   103,304              1,839              4,541            100,602
     Corporate securities                                        1,130,256             37,173             22,792          1,144,637
     Mortgage-backed securities                                    873,372             27,484             17,543            883,313
     Other structured securities                                   374,298             13,007             20,626            366,679
                                                            ---------------   ----------------    ---------------   ----------------
     Total fixed maturities                                      2,628,098             83,761             69,310          2,642,549

     Preferred stocks                                                  490                  -                  -                490
     Common stocks                                                     306                  -                  -                306
                                                            ---------------   ----------------    ---------------   ----------------
     Total equity securities                                           796                  -                  -                796
                                                            ---------------   ----------------    ---------------   ----------------
     Total                                                  $    2,628,894    $        83,761     $       69,310    $     2,643,345
                                                            ===============   ================    ===============   ================

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

4.   Investments (continued)

     The amortized cost and fair value of investments in bonds at December 31, 2002, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.



                                                                                     Amortized              Fair
                                                                                        Cost                Value
                                                                                  ---------------      ---------------
                                                                                              (In Thousands)


     December 31, 2002
     Maturity:
        Due in 1 year or less                                                     $       16,683       $       16,833
        Due after 1 year through 5 years                                                 499,720              530,636
        Due after 5 years through 10 years                                               863,485              909,340
        Due after 10 years                                                               308,864              318,514
                                                                                  ---------------      ---------------
                                                                                       1,688,752            1,775,323
     Mortgage-backed securities                                                          874,791              892,225
     Other structured securities                                                         363,055              365,734
                                                                                  ---------------      ---------------
     Total                                                                        $    2,926,598       $    3,033,282
                                                                                  ===============      ===============


     At December 31, 2002, investments in certificates of deposit and bonds, with an admitted asset value of $3,809,000, were on deposit with state insurance departments to satisfy regulatory requirements.

     Reconciliation of bonds from amortized cost to carrying value as of December 31, 2002 and 2001 is as follows:

                                                                                              December 31
                                                                                        2002                2001
                                                                                  ---------------     ---------------
                                                                                              (In Thousands)


     Amortized cost                                                               $    2,926,598       $   2,628,098
     Less nonadmitted bonds                                                                 (640)                  -
                                                                                  ---------------      --------------
     Carrying value                                                               $    2,925,958       $   2,628,098
                                                                                  ===============      ==============


     Proceeds from the sales of investments in bonds and other fixed maturity interest securities were $1,740,357,000 and $797,331,000 in 2002 and 2001, respectively. Gross gains of $37,919,000 and $22,517,000 and gross losses of $36,614,000 and $10,345,000 during 2002 and 2001, respectively, were realized on those sales. A portion of the gains realized in 2002 and 2001 has been deferred to future periods in the interest maintenance reserve.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

4. Investments (continued)

     Major categories of net investment income are summarized as follows:

                                                                                              December 31
                                                                                        2002                2001
                                                                                  ---------------     ---------------
                                                                                              (In Thousands)


     Equity securities - affiliated                                               $           35       $         351
     Equity securities - unaffiliated                                                          -              26,000
     Bonds                                                                               230,384             205,052
     Mortgage loans                                                                       65,648              62,637
     Contract loans                                                                        7,840               7,844
     Real estate                                                                             757                 362
     Other                                                                               (58,410)            (51,849)
                                                                                  ---------------      --------------
     Total investment income                                                             246,254             250,397

     Investment expenses                                                                 (18,104)            (17,618)
                                                                                  ---------------      --------------
     Net investment income                                                        $      228,150       $     232,779
                                                                                  ===============      ==============

     As part of its overall investment strategy, the Company has entered into agreements to purchase securities as follows:

                                                                                              December 31
                                                                                        2002                2001
                                                                                  ---------------     ---------------
                                                                                              (In Thousands)


     Investment purchase commitments                                              $       47,317       $      14,909


     The Company entered into reverse dollar repurchase transactions to increase its return on investments and improve liquidity. Reverse dollar repurchases involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The reverse dollar repurchases are accounted for as short term collateralized financing and the repurchase obligation is reported in borrowed money. The repurchase obligation totaled $95,801,000 at December 31, 2002. The securities underlying these agreements are mortgage-backed securities with a book value and fair value of $95,936,000 at December 31, 2002. The securities have a weighted average coupon of 5.6% and have maturities ranging from December 2017 through December 2032. The primary risk associated with short-term collateralized borrowings is that the counterparty may be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, which was not material at December 31, 2002. The Company believes the counterparties to the reverse dollar repurchase agreements are financially responsible and that the counterparty risk is minimal.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

4.   Investments (continued)

     The Company participates in reverse repurchase transactions. Such transactions include the sale of corporate securities to a major securities dealer and a simultaneous agreement to repurchase the same security in the near term. The proceeds are invested in new securities of intermediate durations. The terms of the reverse repurchase agreements call for payment of interest at a rate of 1.4%. The agreements mature prior to the end of January 2003. At December 31, 2002 the amount due on these agreements included in borrowed money is $3,000,000. The securities underlying these agreements are mortgage-backed securities with a book value and fair value of $3,176,000. The securities have a weighted average coupon of 6.0% and have a maturity of November 2032.

     The maximum and minimum lending rates for long-term mortgage loans during 2002 were 7.7% and 3.0%. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

     The maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 81.9% on commercial properties. As of December 31, 2002, the Company held no mortgages with interest more than 180 days overdue. Total interest due on mortgages as of December 31, 2002 is $23,000.


5.   Derivative Financial Instruments Held for Purposes Other than Trading

     The Company enters into interest rate and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks, which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to, assets, liabilities, or future cash flows, which the Company has acquired or incurred. Hedge accounting practices are supported by cash flow matching, scenario testing and duration matching.

     The Company uses interest rate swaps to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities. Interest rate swap agreements generally involve the exchange of fixed and floating interest payments over the life of the agreement without an exchange of the underlying principal amount. Currency swap agreements generally involve the exchange of local and foreign currency payments over the life of the agreements without an exchange of the underlying principal amount. Interest rate cap and interest rate floor agreements owned entitle the Company to receive payments to the extent reference interest rates exceed or fall below strike levels in the contracts based on the notional amounts.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

5. Derivative Financial Instruments Held for Purposes Other than Trading (continued)

     Premiums paid for the purchase of interest rate contracts are included in other invested assets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

     Amounts paid or received, if any, from such contracts are included in interest expense or income. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets.

     Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

     Interest rate contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives are recorded as investment income. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties' credit standing, collateral agreements, and master netting agreements.

     The Company is exposed to credit loss in the event of nonperformance by counterparties on interest rate contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts.

     The table below summarizes the Company's interest rate contracts included in other invested assets at December 31, 2002 and 2001:


                                                                                                  December 31, 2002
                                                                                  -------------------------------------------------
                                                                                    Notional            Carrying            Fair
                                                                                     Amount               Value             Value
                                                                                  ---------------     -------------    ------------
                                                                                                    (In Thousands)


     Interest rate contracts:
          Swaps                                                                   $      266,098       $         -     $    (4,428)
          Caps owned                                                                     743,000             2,508             908
          Options owned                                                                  856,438            30,325          30,325
                                                                                  ---------------      ------------    ------------
     Total derivatives                                                            $    1,865,536       $    32,833     $    26,805
                                                                                  ===============      ============    ============

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

5. Derivative Financial Instruments Held for Purposes Other than Trading (continued)


                                                                                                  December 31, 2001
                                                                                  -------------------------------------------------
                                                                                    Notional            Carrying           Fair
                                                                                     Amount               Value            Value
                                                                                  ---------------     -------------    ------------
                                                                                                    (In Thousands)


     Interest rate contracts:
          Swaps                                                                   $       50,000      $        69      $         2
          Caps owned                                                                   1,115,000            2,547            2,256
          Options owned                                                                  762,920           60,495           45,720
                                                                                  ---------------     ------------     ------------
     Total derivatives                                                            $    1,927,920      $    63,111      $    47,978
                                                                                  ===============     ============     ============


6.   Concentrations of Credit Risk

     The Company held less-than-investment-grade corporate bonds with an aggregate book value of $215,727,000 and $251,252,000 and with an aggregate market value of $200,968,000 and $236,887,000 at December 31, 2002 and
     2001, respectively. Those holdings amounted to 7.4% of the Company's investments in bonds and 3.37% of total admitted assets at December 31, 2002. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

     The Company held unrated bonds of $68,548,000 and $196,630,000 with an aggregate NAIC market value of $73,861,000 and $199,043,000 at December 31, 2002 and 2001, respectively. The carrying value of these holdings amounted to 2.3% of the Company's investment in bonds and 1.0% of the Company's total admitted assets at December 31, 2002.

     At December 31, 2002, the Company's commercial mortgages involved a concentration of properties located in California (17.7%) and Texas (8%). The remaining commercial mortgages relate to properties located in 38 other states. The portfolio is well diversified; covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $17,353,000.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

7.   Annuity Reserves

     At December 31, 2002 and 2001, the Company's annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                           December 31, 2002
                                                                                      Amount               Percent
                                                                                  ---------------      ---------------
                                                                                             (In Thousands)


     Subject to discretionary withdrawal (with adjustment):
        With market value adjustment                                              $    1,538,465              34%
        At book value less surrender charge                                              846,121              18
        At fair value                                                                  1,079,649              23
                                                                                  ---------------      ---------------
     Subtotal                                                                          3,464,235              75
     Subject to discretionary withdrawal (without adjustment)
        at book value with minimal or no charge or adjustment                            447,961              10
     Not subject to discretionary withdrawal                                             664,896              15
                                                                                  ---------------      ---------------
     Total annuity reserves and deposit fund liabilities before reinsurance            4,577,092             100%
                                                                                                       ===============
     Less reinsurance ceded                                                              559,044
                                                                                  ---------------
     Net annuity reserves and deposit fund liabilities                            $    4,018,048
                                                                                  ===============



                                                                                           December 31, 2001
                                                                                      Amount               Percent
                                                                                  ---------------      ---------------
                                                                                             (In Thousands)


     Subject to discretionary withdrawal (with adjustment):
        With market value adjustment                                              $    1,329,562              30%
        At book value less surrender charge                                              718,764              16
        At fair value                                                                  1,365,750              30
                                                                                  ---------------      ---------------
     Subtotal                                                                          3,414,076              76
     Subject to discretionary withdrawal (without adjustment)
        at book value with minimal or no charge or adjustment                            452,336              10
     Not subject to discretionary withdrawal                                             653,795              14
                                                                                  ---------------      ---------------
     Total annuity reserves and deposit fund liabilities before reinsurance            4,520,207             100%
                                                                                                       ===============
     Less reinsurance ceded                                                              542,676
                                                                                  ---------------
     Net annuity reserves and deposit fund liabilities                            $    3,977,531
                                                                                  ===============


                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

8.   Employee Benefit Plans

     Pension Plan and Postretirement Benefits

     Effective December 31, 2001, the qualified noncontributory defined benefit retirement plans of the Company, along with certain other US subsidiaries of ING AIH, were merged into one plan which is recognized in ING AIH's financial statements. As a result of this plan merger, the Company transferred its qualified pension asset to ING North America Insurance Corporation, an affiliate. In addition, the Company maintains a nonqualified unfunded Supplemental Employees Retirement Plan ("SERP").

     The Company also provides certain health care and life insurance benefits for retired employees.


                                                                                       Pension Benefits         Other Benefits
                                                                                     2002         2001        2002         2001
                                                                                  ----------   ----------  ----------   ----------
                                                                                                   (In Thousands)


     Change in plan assets
     Fair value of plan assets at beginning of year                               $       -    $ 151,069   $       -    $       -
     Actual return on plan assets                                                         -       (7,383)          -            -
     Employer contribution                                                              301          199         471          383
     Plan participants' contributions                                                     -            -         376          234
     Benefits paid                                                                     (301)      (5,086)       (847)        (617)
     Business combinations, divestitures and
        settlements                                                                       -     (138,799)          -            -
                                                                                  ----------   ----------  ----------   ----------
     Fair value of plan assets at end of year                                     $       -    $       -   $       -    $       -
                                                                                  ==========   ==========  ==========   ==========

     Funded status
     Unamortized prior service credit                                             $     318    $     346   $     746    $     844
     Unrecognized net (gain) or loss                                                  3,715       (2,539)     (2,566)         885
     Remaining net obligation at initial date of
        application                                                                     (31)         (33)          -       (3,341)
     Accrued liabilities                                                            (12,117)     (10,789)     (4,874)      (3,771)
                                                                                  ----------   ----------  ----------   ----------
     Net liability recorded                                                       $  (8,115)   $ (13,015)  $  (6,694)   $  (5,383)
                                                                                  ==========   ==========  ==========   ==========

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------
8.   Employee Benefit Plans (continued)

     Pension Plan and Postretirement Benefits (continued)

     A summary of assets, obligations and assumptions of the Pension and Other Postretirement Benefits Plans are as follows:



                                                                                       Pension Benefits         Other Benefits
                                                                                     2002         2001        2002         2001
                                                                                  ----------  ----------  ----------   ----------
                                                                                                   (In Thousands)


     Change in benefit obligation
     Benefit obligation at beginning of year                                       $  13,015  $  73,510   $   5,383    $   7,452
     Service cost                                                                        546      1,820         210          211
     Interest cost                                                                     1,008      5,643         400          564
     Contribution by plan participants                                                     -          -         376          234
     Actuarial gain (loss)                                                            (6,153)     5,767         373       (2,811)
     Benefits paid                                                                      (301)    (5,085)       (847)        (618)
     Plan amendments                                                                       -       (114)        799            -
     Business combinations, divestitures,
       curtailments, settlements and special
       termination benefits                                                                -    (68,526)          -          351
                                                                                  ----------  ----------  ----------   ----------
     Benefit obligation at end of year                                            $    8,115  $  13,015   $   6,694    $   5,383
                                                                                  ==========  ==========  ==========   ==========

     Components of net periodic benefit cost
     Service cost                                                                 $      546    $  1,820  $     210    $     212
     Interest cost                                                                     1,008       5,643        400          565
     Expected return on plan assets                                                        -     (13,750)         -            -
     Amortization of recognized transition obligation
       or transition asset                                                                 2      (2,452)       304          304
     Amount of recognized gains and losses                                               100           -        (42)         109
     Amount of prior service cost recognized                                             (28)          -        701          (98)
     Amount of gain or loss recognized due to a
       settlement or curtailment                                                          -            -          -          351
                                                                                  ----------  ----------  ----------  ----------
     Total net periodic benefit cost                                               $   1,628  $  (8,739)  $   1,573   $   1,443
                                                                                  ==========  ==========  ==========  ==========

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

8.   Employee Benefit Plans (continued)

     Pension Plan and Postretirement Benefits (continued)

     In addition, the Company has a pension benefit obligation and another benefits obligation for non-vested employees as of December 31, 2002 and 2001 in the amount of $682,000 and $842,000, and $2,633,000 and $1,708,000
     (OPEB obligation), respectively.

     Assumptions used in determining the accounting for the defined benefit plans and other post-retirement benefit plans as of December 31, 2002 and 2001 were as follows:

                                                                                       2002                  2001
                                                                                  ---------------      ---------------


     Weighted-average discount rate                                                     6.75%               7.50%
     Rate of increase in compensation level                                             3.75%               4.50%
     Expected long-term rate of return on assets                                        9.00%               9.25%


     The annual assumed rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) for the medical plan is 10% graded to 5.0% thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 2002 by $1,159,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation for the medical plan as of December 31, 2002 by $1,139,000.

     401(k) Plan

     The Savings Plan is a defined contribution plan, which is available to substantially all employees. Participants may make contributions to the plan through salary reductions up to a maximum of $11,000 for 2002 and $10,500 for 2001. Such contributions are not currently taxable to the participants. The Company matches up to 6% of pre-tax eligible pay at 100%. Company matching contributions were $681,000 and $522,000 for 2002 and 2001, respectively.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

9.   Separate Accounts

     Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. All such policies are of a nonguaranteed return nature. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

     A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                                              December 31,
                                                                                        2002                 2001
                                                                                  ---------------      ---------------
                                                                                             (In Thousands)


     Transfers as reported in the summary of operations of the Separate Accounts
        Statement:
          Transfers to separate accounts                                          $       33,970        $      52,388
          Transfers from separate accounts                                                169,689             151,018
                                                                                  ---------------       ---------------
     Net transfers from separate accounts                                               (135,719)              (98,630)

     Reconciling adjustments:
        Miscellaneous transfers                                                               33                     2
                                                                                  ---------------       ---------------
     Transfers as reported in the Statement of Operations                         $     (135,686)       $      (98,628)
                                                                                  ===============       ===============


                                                                                              December 31,
                                                                                        2002                 2001
                                                                                  ---------------       ---------------
                                                                                             (In Thousands)

      Reserves for separate accounts by withdrawal characteristics:
      Subject to discretionary withdrawal:
           With market value adjustment                                           $            -       $            -
           At book value without market value adjustment less current surrender charge
             of 5% or more                                                               931,533            1,365,751
           At market value                                                                     -                    -
           At book value without market value adjustment less current surrender charge
             of less than 5%                                                                   -                    -
     Subtotal                                                                                  -                    -
     Not subject to discretionary withdrawal                                                   -                    -
                                                                                  ---------------       --------------
     Total separate account reserves                                              $      931,533        $   1,365,751
                                                                                  ===============       ==============

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

10.  Reinsurance

     The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. As of December 31, 2002, the Company's retention limit for acceptance of risk on life insurance policies had been set at various levels up to $500,000.

     To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

     Assumed premiums amounted to $1,299,151,000 and $2,113,275,000 for the years ended December 31, 2002 and 2001, respectively.

     The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

                                                                                              December 31,
                                                                                        2002                 2001
                                                                                  ---------------      ---------------
                                                                                             (In Thousands)


     Premiums                                                                     $        4,833        $       4,080
     Benefits paid or provided                                                             7,821                8,023
     Policy and contract liabilities at year end                                         586,918              592,643


     During 2002 and 2001, the Company had ceded blocks of insurance under reinsurance treaties to provide funds for financing and other purposes. These reinsurance transactions, generally known as "financial reinsurance," represent financing arrangements. Financial reinsurance has the effect of increasing current statutory surplus while reducing future statutory surplus as the reinsurers recapture amounts.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

11.  Federal Income Taxes

     The Company files a consolidated federal income tax return with its subsidiaries. The method of tax allocation is governed by a written tax sharing agreement. The tax sharing agreement provides that each member of the consolidated return shall reimburse the Company for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate.

     The components of the net deferred tax asset/(liability) at December 31 are as follows:

                                                                                              December 31,
                                                                                        2002                 2001
                                                                                  ---------------      ---------------
                                                                                             (In Thousands)


     Total gross deferred tax assets                                              $      162,399       $      102,914
     Total deferred tax liabilities                                                       (5,007)              (6,542)
                                                                                  ---------------      ---------------
     Net deferred tax asset                                                              157,392               96,372
     Deferred tax asset nonadmitted                                                     (157,392)             (94,807)
                                                                                  ---------------      ---------------
     Net admitted deferred tax asset                                                           -                1,565
                                                                                  ===============      ===============
     (Increase) in nonadmitted asset                                              $      (62,585)      $      (28,560)
                                                                                  ===============      ===============

     Current income taxes incurred consist of the following major components:

                                                                                              December 31,
                                                                                        2002                 2001
                                                                                  ---------------      ---------------
                                                                                             (In Thousands)


     Federal taxes on stand alone operations                                      $      (17,296)      $       (1,605)
     Federal taxes paid to affiliates under tax sharing agreement                         67,278                    -
     Consolidated operations loss carryback utilized                                     (11,267)                   -
                                                                                  ---------------      ---------------
     Total taxes on operations                                                            38,715               (1,605)
     Federal taxes on capital gains                                                       (1,559)                7,441
     Federal taxes paid to affiliates under tax sharing agreement                          3,896                     -
     Consolidated capital loss carrybacks utilized                                       (12,625)                    -
                                                                                  ---------------      ----------------
     Total current taxes incurred                                                 $        28,427      $         5,836
                                                                                  ================     ================

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

11.  Federal Income Taxes (continued)

     The main components of deferred tax assets and deferred tax liabilities are as follows:

                                                                                              December 31,
                                                                                        2002                 2001
                                                                                  ---------------      ---------------
                                                                                             (In Thousands)


     Deferred tax assets resulting from book/tax differences in:
        Operations loss carryforwards                                             $       72,725       $            -
        Deferred acquisition costs                                                        30,319               23,779
        Investments                                                                       19,753               24,545
        Insurance reserves                                                                19,428              36,376
        Policyholder dividends                                                             8,328               8,535
        Nonadmitted assets                                                                 3,709               4,886
        Unrealized loss on investments                                                       704                 288
        Other                                                                              7,433               4,505
                                                                                  ---------------      --------------
     Total deferred tax assets                                                           162,399             102,914
     Deferred tax assets nonadmitted                                                    (157,392)            (94,807)
                                                                                  ---------------      --------------
     Admitted deferred tax assets                                                 $        5,007       $       8,107
                                                                                  ===============      ==============

     Deferred tax liabilities resulting from book/tax differences in:
        Due & deferred premiums                                                   $        2,488       $       2,410
        Fixed assets                                                                       2,164               3,516
        Other                                                                                355                 616
                                                                                  ---------------      --------------
     Total deferred tax liabilities                                                        5,007               6,542
                                                                                  ---------------      --------------
     Net admitted deferred tax asset                                              $            -       $       1,565
                                                                                  ===============      ==============

     The change in net deferred income taxes is comprised of the following:

                                                                                              December 31,
                                                                                        2002                 2001          Change
                                                                                  ---------------      ---------------   ----------
                                                                                                    (In Thousands)


     Total deferred tax assets                                                    $      162,399       $      102,914     $ 59,485
     Total deferred tax liabilities                                                        5,007                6,542       (1,535)
                                                                                  ---------------      ---------------    ---------
     Net deferred tax asset                                                       $      157,392       $       96,372       61,020
                                                                                  ===============      ===============
     Tax effect of items in surplus:
        Unrealized gains (losses)                                                                                             (416)
     Change in non-admitted assets                                                                                           1,191
                                                                                                                          ---------
     Change in net deferred income tax                                                                                    $  61,795
                                                                                                                          =========


                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

11.  Federal Income Taxes (continued)

     The provision for federal income tax expense and change in deferred taxes differs from the amount obtained applying the statutory Federal income tax rate to income (including capital losses) before income taxes for the following reasons:

                                                                                    Year Ended
                                                                                    December 31,
                                                                                        2002
                                                                                  ---------------
                                                                                   (In Thousands)


     Ordinary income                                                              $      (60,415)
     Capital gains (losses)                                                              (37,073)
                                                                                  ---------------
     Total pre-tax book income                                                    $      (97,488)
                                                                                  ===============

     Provision computed at statutory rate                                         $      (34,121)
     Interest maintenance reserve                                                            900
     Other                                                                                  (147)
                                                                                  ---------------
     Total                                                                        $      (33,368)
                                                                                  ===============

     Federal income taxes incurred                                                $       28,427
     Change in net deferred income taxes                                                 (61,795)
                                                                                  ---------------
     Total statutory income taxes                                                 $      (33,368)
                                                                                  ===============


     The amount of federal income taxes incurred that will be available for recoupment in event of future net losses is $12,514,000 from 2001.

     The Company has operations loss carryforwards of $207,784,000, which expire in 2017.

     The Company has a receivable from United States Treasury of $52,531,000 and $34,688,000 for federal income taxes as of December 31, 2002 and 2001, respectively.

     Prior to 1984, the Company was allowed certain special deductions for federal income tax reporting purposes that were required to be accumulated in a "policyholders' surplus account" (PSA). In the event those amounts are distributed to shareholders, or the balance of the account exceeds certain limitations prescribed by the Internal Revenue Code, the excess amounts would be subject to income tax at current rates. Income taxes also would be payable at current rates if the Company ceases to qualify as a life insurance company for tax reporting purposes, or if the income tax deferral status of the PSA is modified by future tax legislation. Management does not intend to take any actions nor does management expect any events to occur that would cause income taxes to become payable on the PSA balance. Accordingly, the Company has not accrued income taxes on the PSA balance of $14,388,000 at December 31, 2002. However, if such taxes were assessed, the amount of the taxes payable would be $5,036,000. No deferred tax liabilities are recognized related to the PSA.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

12.  Investment in and Advances to Subsidiaries

     Amounts invested in and advanced to the Company's subsidiaries are summarized as follows:

                                                                                              December 31,
                                                                                        2002                 2001
                                                                                  ---------------      ---------------
                                                                                             (In Thousands)


     Common stock                                                                 $      811,079       $      761,038
     (Payable) receivable from subsidiaries                                                2,102                2,445

     Summarized financial information for these subsidiaries is as follows:

                                                                                              December 31,
                                                                                        2002                 2001
                                                                                  ---------------      ---------------
                                                                                             (In Thousands)


     Revenue  s                                                                   $    7,929,991       $    5,911,580
     Income before net realized gains on investments                                    (235,729)             (75,842)
     Net loss                                                                           (277,136)            (126,933)
     Admitted assets                                                                  24,301,380           20,556,877
     Liabilities                                                                      23,490,301           19,795,838


13.  Capital and Surplus

     Under Iowa insurance regulations, the Company is required to maintain a minimum total capital and surplus which is the lower of $5,000,000 or risk based capital. Additionally, the amount of dividends which can be paid by the Company to its stockholder without prior approval of the Iowa Division of Insurance is limited to the greater of 10% of statutory surplus or the statutory net gain from operations.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

14.  Fair Values of Financial Instruments

     Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts. The carrying amounts and fair values of the Company's financial instruments are summarized as follows:


                                                                                         December 31
                                                                            2002                                  2001
                                                          ------------------------------------ -------------------------------------
                                                          ------------------ ----------------- ------------------ ------------------
                                                                Carrying             Fair            Carrying             Fair
                                                                 Amount              Value            Amount              Value
                                                          ------------------ ----------------- ------------------ ------------------
                                                                                           (In Thousands)


     Assets:
       Bonds                                              $       2,925,958  $      3,033,282  $       2,628,098  $       2,642,549
       Preferred stocks                                                 441               441                490                490
       Unaffiliated common stocks                                       285               285                306                306
       Mortgage loans                                               859,953           943,421            842,243            875,493
       Policy loans                                                 130,790           130,790            139,826            139,826
       Derivative securities                                         32,833            26,805             63,111             47,978
       Short-term investments                                        19,971            19,971             53,000             53,000
       Cash                                                           5,131             5,131             14,592             14,592
       Investment in surplus notes                                  135,000           191,228            185,000            268,149
       Indebtedness from related
         parties                                                    107,057           107,056             29,867             29,867
       Separate account assets                                      959,377           959,377          1,406,693          1,406,693
       Receivable for securities                                        207               207              3,950              3,950

     Liabilities:
       Individual and group annuities                             2,852,482         2,794,933          2,611,782          2,439,374
       Deposit type contract                                        189,296           190,706            152,194            152,194
       Policyholder funds                                            26,333            26,333             26,893             26,893
       Indebtedness to related parties                               66,200            66,200             21,091             21,091
       Separate account liabilities                                 959,377           959,377          1,406,693          1,406,693
       Payable for securities                                             -                 -             56,485             56,485


                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

14.  Fair Values of Financial Instruments (continued)

     The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

          Cash and short-term investments:  The carrying amounts reported in the
          accompanying   balance   sheets   for  these   financial   instruments
          approximate their fair values.

          Fixed maturities and equity securities: The fair values for bonds, preferred stocks and common stocks, reported herein, are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, collateralized mortgage obligations and other mortgage derivative investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 2% and 15% over the total portfolio. Fair values determined on this basis can differ from values published by the NAIC Securities Valuation Office. Fair value as determined by the NAIC as of December 31, 2002 and 2001 is $3,945,966,000 and $3,402,211,000 respectively.

          Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

          Derivative financial instruments: Fair values for on-balance-sheet derivative financial instruments (caps, options and floors) and off-balance-sheet derivative financial instruments (swaps) are based on broker/dealer valuations or on internal discounted cash flow pricing models taking into account current cash flow assumptions and the counterparties' credit standing.

          Investment in surplus notes: Estimated fair values for investment in surplus notes are generated using a discounted cash flow approach. Cash flows were discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on surplus notes with similar characteristics.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

14.  Fair Values of Financial Instruments (continued)

          Guaranteed investment contracts: The fair values of the Company's guaranteed investment contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

          Other investment-type insurance contracts: The fair values of the Company's deferred annuity contracts are estimated based on the cash surrender values. The carrying values of other policyholder liabilities, including immediate annuities, dividend accumulations, supplementary contracts without life contingencies, and premium deposits, approximate their fair values.

          The carrying value of all other financial instruments approximates their fair value.


15.  Commitments and Contingencies

     The Company leases its home office space and certain other equipment under operating leases that expire through 2017. During the years ended December 31, 2002 and 2001, rent expense totaled $4,951,000 and $3,254,000, respectively. At December 31, 2002 minimum rental payments due under all non-cancelable operating leases are: 2003- $5,268,000, 2004 - $5,324,000,
     2005 - $5,324,000,  2006 - $5,324,000,  2007 - $5,135,000  and  $47,414,000
     thereafter.

     Litigation

     The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of pending lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

16.  Financing Agreements

     The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which expires July 31, 2003, the Company can borrow up to $100,000,000 from the Bank. Interest on any borrowing accrues at an annual rate equal to the cost of funds for the Bank for the period applicable for the advance plus 0.225% or a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $171,000 for the year ended December 31, 2002. At December 31, 2002, the Company had $0 payable to the Bank.

     The Company also maintains a revolving loan agreement with Bank of New York, New York (the "Bank"). Under this agreement, the Company can borrow up to $100,000,000 from the Bank. Interest on any of the Company borrowing accrues at an annual rate equal to the cost of funds for the Bank for the period applicable for the advance plus 0.225% or a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $16,000 for the year ended December 31, 2002. At December 31, 2002, the Company had $0 payable to the Bank.


17.  Related Party Transactions

     Affiliates

     Management and service contracts and all cost sharing arrangements with other affiliated ING US life insurance companies are allocated among companies in accordance with normal, generally accepted expense and cost allocation methods.

     Investment Management: The Company has entered into an investment advisory agreement and an administrative services agreement with ING Investment Management, LLC ("IIM") under which IIM provides the Company with investment management and asset liability management services. Total fees under the agreement were approximately $10,395,000 and $9,730,000 for the year ended December 31, 2002 and 2001, respectfully.

     Inter-insurer Services Agreement: The Company has entered into a services agreement with certain of its affiliated insurance companies in the United States ("affiliated insurers") whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting and other services to each other. Net amounts received (paid) under these agreements were $3,292,000 and $16,610,000 for the year ended December 31, 2002 and 2001, respectfully.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

17.  Related Party Transactions (continued)

     Affiliates (continued)

     Reciprocal Loan Agreement: The Company has entered into a reciprocal or revolving loan agreement with ING AIH, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2007, the Company and ING AIH can borrow up to $104,000,000 from one another. Interest on any borrowing is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, the Company incurred interest expense of $170,000 and interest income of $615,000 for the year ended December 31, 2002. At December 31, 2002, the Company had $0 payable to ING AIH and $0 receivable from ING AIH.

     Tax Sharing Agreements: The Company has entered into federal tax sharing agreements with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The Company has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax or other tax return on a consolidated, combined or unitary basis.

     Service Agreement with ING Financial Adviser, LLC: The Company has entered into a services agreement with ING Financial Advisors, LLC ("ING FA") to provide certain administrative, management, professional advisory, consulting and other services to the Company for the benefit of its customers. Charges for these services are to be determined in accordance with fair and reasonable standards with neither party realizing a profit nor incurring a loss as a result of the services provided to the Company. The Company will reimburse ING FA for direct and indirect costs incurred on behalf of the Company.

     Subsidiaries

     The Company owns, as of December 31, 2002, the capital stock of, valued on the equity basis, USG Annuity and Life Insurance Company (an Oklahoma domestic insurer) and Golden American Life Insurance Company (a Delaware domestic insurer).

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

18.  Guaranty Fund Assessments

     Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premiums companies collect in that state.

     The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (NOLHGA) and the amount of premiums written in each state. The Company reduces the accrual by credits allowed in some states to reduce future premium taxes by a portion of assessments in that state. The Company has estimated this liability to be $3,465,000 and $3,759,000 as of December 31, 2002 and 2001,
     respectively and has recorded a reserve. The Company has also recorded an asset of $473,000 and $771,000 as of December 31, 2002 and 2001,
     respectively, for future credits to premium taxes for assessments already paid.


19.  Regulatory Risk-Based Capital

     Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2002, the Company met the RBC requirements.

                                                                    EXHIBIT 99.2


                         Report of Independent Auditors

Board of Directors and Stockholder
Equitable Life Insurance Company of Iowa

We have audited the accompanying statutory basis balance sheets of Ameribest Life Insurance Company ("the Company," which, effective January 1, 2003, merged into an affiliate, Equitable Life Insurance Company of Iowa, a wholly owned subsidiary of ING America Insurance Holdings, Inc.) as of December 31, 2002 and 2001, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Office of Commissioner of Insurance of the State of Georgia (Georgia Insurance Department), which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Ameribest Life Insurance Company at December 31, 2002 and 2001 or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Ameribest Life Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Georgia Insurance Department.

As discussed in Note 3 to the financial statements, in 2001 the Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Georgia Insurance Department.


                                                           /s/ Ernst & Young LLP


April 25, 2003

                        Ameribest Life Insurance Company
                        Balance Sheets - Statutory Basis
--------------------------------------------------------------------------------

                                                                                            December 31
                                                                                       2002             2001
                                                                                  ---------------  --------------
                                                                                          (In Thousands)


     Admitted assets
       Cash and invested assets:
         Bonds                                                                    $      281,391   $     259,073
         Mortgage loans                                                                    4,644           4,761
         Policy loans                                                                          -              10
         Other invested assets                                                                 3              87
         Cash and short-term investments                                                    ,900          17,812
                                                                                  ---------------  ---------------
     Total cash and invested assets                                                      288,938          281,743

     Accrued investment income                                                             3,677            3,561
     Indebtedness from related parties                                                     1,263              105
     Federal  income tax including  net admitted deferred
       tax asset for 2002 - $571; 2001 - $409                                              3,381              572
     Other assets                                                                              -               28
                                                                                  ---------------  ---------------
     Total admitted assets                                                        $      297,259   $      286,009
                                                                                  ===============  ===============

                        Ameribest Life Insurance Company
                  Balance Sheets - Statutory Basis (continued)
--------------------------------------------------------------------------------

                                                                                             December 31
                                                                                        2002            2001
                                                                                  ---------------  ---------------
                                                                                           (In Thousands,
                                                                                       except share amounts)


     Liabilities and capital and surplus
     Liabilities:
       Policy and contract liabilities:
         Life and annuity reserves                                                $      279,079   $      264,158
         Deposit type contracts                                                              905              121
                                                                                  ---------------  ---------------
     Total policy and contract liabilities                                               279,984          264,279

        Interest maintenance reserve                                                       1,899            2,400
        Accounts payable and accrued expenses                                                146            1,324
        Indebtedness to related parties                                                       65              367
        Asset valuation reserve                                                              385              733
        Other liabilities                                                                     12                -
                                                                                  ---------------  ---------------
     Total liabilities                                                                   282,491          269,103

     Capital and surplus:
       Common stock: authorized - 3,000,000 shares of
       $1.50 par value; 1,666,667 shares issued and outstanding                            2,500            2,500
       Additional paid-in capital                                                         18,808           18,808
       Unassigned deficit                                                                 (6,540)          (4,402)
                                                                                  ---------------  ---------------
     Total capital and surplus                                                            14,768           16,906
                                                                                  ---------------  ---------------
     Total liabilities and capital and surplus                                    $      297,259   $      286,009
                                                                                  ===============  ===============


     See accompanying notes - statutory basis.

                        Ameribest Life Insurance Company
                  Statements of Operations - Statutory Basis
--------------------------------------------------------------------------------

                                                                                       Year ended December 31
                                                                                        2002            2001
                                                                                  ---------------  ---------------
                                                                                           (In Thousands)

     Premiums and other revenues:
       Life, annuity, and accident and health premiums                            $        7,643   $       72,077
       Net investment income                                                              19,043           19,930
       Amortization of interest maintenance reserve                                          640              206
       Commissions, expense allowances and reserve adjustments
        on reinsurance ceded                                                                 259            1,757
                                                                                  ---------------  ---------------
     Total premiums and other revenues                                                    27,585           93,970

     Benefits paid or provided:
       Annuity benefits                                                                    5,440            3,452
       Surrender benefits                                                                  7,880            6,391
       Interest on policy or contract funds                                                  (18)              (3)
       Increase in life, annuity, and accident and health reserves                        14,921           76,332
                                                                                  ---------------  ---------------
     Total benefits paid or provided                                                      28,223           86,172

     Insurance expenses:
       Commissions                                                                           691            3,738
       General expenses                                                                      348            2,038
       Insurance taxes, licenses and fees, excluding federal
         income taxes                                                                         23              183
                                                                                  ---------------  ---------------
     Total insurance expenses                                                              1,062            5,959
                                                                                  ---------------  ---------------
     (Loss) gain from operations before federal income taxes
       and net realized capital losses                                                    (1,700)           1,839
     Federal income tax benefit                                                             (905)               -
                                                                                  ---------------  ---------------
     (Loss) gain from operations before net realized capital losses                         (795)           1,839
     Net realized capital (losses) gains net of income taxes 2002 -
       $(258); 2001 - $ (729) and excluding net transfers to the
       interest maintenance reserve 2002- $(138); 2001- $(2,925)                          (1,856)             846
                                                                                  ---------------  ---------------
     Net income                                                                   $       (2,651)  $        2,685
                                                                                  ===============  ===============

     See accompanying notes - statutory basis.

                        Ameribest Life Insurance Company
         Statements of Changes in Capital and Surplus - Statutory Basis
--------------------------------------------------------------------------------

                                                                                       Year ended December 31
                                                                                        2002            2001
                                                                                  ---------------  ---------------
                                                                                           (In Thousands)


     Common stock:
       Balance at beginning and end of year                                       $        2,500   $        2,500
                                                                                  ---------------  ---------------
     Paid-in and contributed surplus:
       Balance at beginning and end of year                                               18,808           18,808
                                                                                  ---------------  ---------------
     Unassigned deficit:
       Balance at beginning of year                                                       (4,402)          (7,421)
       Net income                                                                         (2,651)           2,685
       Change in nonadmitted assets                                                         (419)           2,630
       Change in asset valuation reserve                                                     348             (459)
       Change in net deferred income tax                                                     584           (1,418)
       Change in accounting principle, net of tax                                              -              215
       Other                                                                                   -             (634)
                                                                                  ---------------  ---------------
       Balance at end of year                                                             (6,540)          (4,402)
                                                                                  ---------------  ---------------
     Total capital and surplus                                                    $       14,768   $       16,906
                                                                                  ===============  ===============


     See accompanying notes - statutory basis.

                        Ameribest Life Insurance Company
                   Statements of Cash Flows - Statutory Basis
--------------------------------------------------------------------------------

                                                                                       Year ended December 31
                                                                                        2002            2001
                                                                                  ---------------  ---------------
                                                                                           (In Thousands)


     Operations
     Premiums, policy proceeds, and other considerations received,
       net of reinsurance paid                                                    $        7,643   $       72,076
     Net investment income received                                                       19,205           19,249
     Commission and expense allowances received on reinsurance ceded                         260            1,757
     Benefits paid                                                                       (12,488)          (9,843)
     Insurance expenses paid                                                              (1,131)          (5,995)
     Federal income taxes paid                                                            (2,000)            (163)
     Other revenues in excess of (expenses) other                                             28              (28)
                                                                                  ---------------  ---------------
     Net cash provided by operations                                                      11,517           77,053

     Investments
     Proceeds from sales, maturities, or repayments of investments:
       Bonds                                                                             154,954          223,743
       Mortgage Loans                                                                        116              994
       Miscellaneous proceeds                                                                 87              (47)
       Net tax on capital gains                                                                -             (729)
                                                                                  ---------------  ---------------
     Net proceeds from sales, maturities, or
       repayments of investments                                                         155,157          223,961

     Cost of investments acquired:
       Bonds                                                                             179,003          280,372
       Mortgage loans                                                                          -            5,754
       Miscellaneous applications (receipts)                                                  32                -
                                                                                  ---------------  ---------------
     Total cost of investments acquired                                                  179,035          286,126

     Net decrease (increase) in policy loans                                                  10              (10)
                                                                                  ---------------  ---------------
     Net cash used in investment activities                                              (23,868)         (62,175)


                        Ameribest Life Insurance Company
             Statements of Cash Flows - Statutory Basis (continued)
--------------------------------------------------------------------------------

                                                                                       Year ended December 31
                                                                                        2002            2001
                                                                                  ---------------  ---------------
                                                                                           (In Thousands)



     Financing and miscellaneous activities
     Cash provided:
       Capital and surplus paid-in                                                $            -   $          215
       Borrowed money                                                                        817              124
       Other sources                                                                      (3,378)         (11,210)
                                                                                  ---------------  ---------------
     Net cash used in financing and miscellaneous activities                              (2,561)         (10,871)
                                                                                  ---------------  ---------------
     Net (decrease) increase in cash and short-term investments                          (14,912)           4,007
     Cash and short-term investments:
       Beginning of year                                                                  17,812           13,805
                                                                                  ---------------  ---------------
       End of year                                                                $        2,900   $       17,812
                                                                                  ===============  ===============


     See accompanying notes - statutory basis.

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies

     Ameribest Life Insurance Company (the Company) is domiciled in Georgia. Effective January 1, 2003, the Company merged into an affiliate, Equitable Life Insurance Company of Iowa, a wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"). The Company offers fixed annuity products. Operations are conducted in the United States and the Company is presently licensed in 46 states.

     The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

     Basis of Presentation

     The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Office of Commissioner of Insurance of the State of Georgia (Georgia Insurance Department), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The most significant variances from GAAP are as follows:

     Investments: Investments in bonds are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale.
     Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder's equity for those designated as available-for-sale.

     The Company invests in structured securities including mortgage-backed securities/collateralized mortgage obligations, asset-backed securities, collateralized debt obligations, and commercial mortgage-backed securities. For structured securities, when a negative yield results from a revaluation based on new prepayment assumptions (i.e. undiscounted cash flows are less than current book value), an other than temporary impairment is considered to have occurred and the asset is written down to the value of the undiscounted cash flows. For GAAP, assets are reevaluated based on the discounted cash flows using a current market rate. Impairments are recognized when there has been an adverse change in cash flows and the fair value is less than book. The asset is then written down to fair value.

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Basis of Presentation (continued)

     Valuation Reserves: The asset valuation reserve ("AVR") is determined by an NAIC-prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus. Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets.

     Realized gains and losses on investments are reported in operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines is charged to income.

     Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

     The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

     Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Basis of Presentation (continued)

     Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

     Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

     Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners' Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

     Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the
     treaty  be  recorded  as  an  offsetting   liability  and  charged  against
     unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

     Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

     Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Basis of Presentation (continued)

     Nonadmitted Assets: Certain assets designated as "nonadmitted," principally deferred federal income tax assets, disallowed interest maintenance reserves, non-operating software, past-due agents' balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

     Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

     Deferred Income Taxes Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are non-admitted.
     Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

     Statements of Cash Flows: Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

     The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

     Other significant accounting practices are as follows:

     Investments

     Bonds,   preferred  stocks,  common  stocks,   short-term  investments  and
     derivative instruments are stated at values prescribed by the NAIC, as follows:

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Investments (continued)

          Bonds not backed by other loans are principally stated at amortized cost using the interest method.

          Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher-risk asset backed securities, which are valued using the prospective method.

          The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of the time and the extent to which the market value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amount due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

          In addition, the Company invests in structured securities including mortgage-backed securities/collateralized mortgage obligations, asset-backed securities, collateralized debt obligations, and commercial mortgage-backed securities. For these structured securities, management compares the undiscounted cash flows to the carrying value. An other than temporary impairment is considered to have occurred when the undiscounted cash flows are less than the carrying value.

          When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss accounted for as a realized loss.

          Mortgage loans are reported at amortized cost, less allowance for impairments.

          Policy loans are reported at unpaid principal balances.

          Short-term investments are reported at amortized cost. Short-term investments include investments with maturities of less than one year at the date of acquisition.

          Realized capital gains and losses are determined using the specific identification basis.

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Aggregate Reserve for Life Policies and Contracts

     Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 3.00% to 7.50%.

     The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company's practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

     The methods used in valuation of substandard policies are as follows:

          For life, endowment and term policies issued substandard, the standard reserve during the premium-paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

          For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

     For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

     The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The tabular interest of funds not involving life contingencies is calculated as the current year reserves, plus payments, less prior year reserves, less funds added.

     Reinsurance

     Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contract and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Nonadmitted Assets

     Nonadmitted assets are summarized as follows:

                                                                                             December 31
                                                                                       2002              2001
                                                                                  ---------------  ---------------
                                                                                           (In Thousands)


     Deferred federal income taxes                                                $        3,098   $        2,676
     Agents' debit balances                                                                   14               17
                                                                                  ---------------  ---------------
     Total nonadmitted assets                                                     $        3,112   $        2,693
                                                                                  ===============  ===============

     Changes in nonadmitted assets are generally reported directly in surplus as an increase or decrease in nonadmitted assets. Certain changes are reported directly in surplus as a change in unrealized capital gains or losses.

     Claims and Claims Adjustment Expenses

     Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2002. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claims payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company's obligations for claims incurred but unpaid as of December 31, 2002.

     Cash Flow Information

     Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments (with a maturity of less than one year at date of acquisition).

     The Company borrowed $13,825,000 and repaid $13,825,000 in 2002, borrowed $27,000,000 and repaid $27,000,000 during 2001. These borrowings were on a short-term basis, at an interest rate that approximated current money market rates and exclude borrowings from reverse dollar repurchase transactions. Interest paid on borrowed money was $2,000 and $8,000 during 2002 and 2001, respectively.

     Reclassifications

     Certain prior year amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2002 financial statement presentation.

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

2.   Permitted Statutory Basis Accounting Practices

     The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Georgia Insurance Department. The Georgia Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of Georgia for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency in under the Georgia Insurance Laws. The National Association of Insurance Commissioners' (NAIC) Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the state of Georgia. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

     The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Georgia Department of Insurance. As of December 31, 2002 and 2001, the Company had no such permitted accounting practices.


3.   Accounting Changes

     The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Georgia. Effective January 1, 2001, the Georgia Insurance Department required that insurance companies domiciled in the State of Georgia prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Georgia insurance commissioner.

     Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned deficit in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.

     As a result of these changes, the Company reported a change of accounting principle, as an adjustment that decreased unassigned deficit, by $215,000 as of January 1, 2001.

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

4.   Investments

     The amortized cost and fair value of bonds and equity securities are as follows:

                                                                                                 Gross       Gross
                                                                                   Amortized  Unrealized  Unrealized     Fair
                                                                                     Cost        Gains      Losses       Value
                                                                                  ----------  ----------  ----------  ----------
                                                                                                   (In Thousands)


     At December 31, 2002:
     U.S. Treasury securities and obligations of
       U.S. government corporations and agencies                                  $  16,917   $     974   $       -   $  17,891
     Public utilities securities                                                     28,304       1,532          41      29,795
     Corporate securities                                                           184,124      12,389         380     196,133
     Other structured securities                                                     15,468         767           -      16,235
     Commercial mortgage-backed securities                                           36,578       3,386           -      39,964
                                                                                  ----------  ----------  ----------  ----------
     Total fixed maturities                                                       $ 281,391   $  19,048   $     421   $ 300,018
                                                                                  ==========  ==========  ==========  ==========

     At December 31, 2001:
     U.S. Treasury securities and obligations of
       U.S. government corporations and agencies                                  $  11,087   $     456   $      70   $  11,473
     Public utilities securities                                                     10,289         621           -      10,910
     Corporate securities                                                           188,501       5,664       2,305     191,860
     Other structured securities                                                     23,980         800           -      24,780
     Commercial mortgage-backed securities                                           25,216       1,054           -      26,270
                                                                                  ----------  ----------  ----------  ----------
     Total fixed maturities                                                       $ 259,073   $   8,595   $   2,375   $ 265,293
                                                                                  ==========  ==========  ==========  ==========

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

4.   Investments (continued)

     The amortized cost and fair value of investments in bonds at December 31, 2002, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                     Amortized         Fair
                                                                                        Cost           Value
                                                                                  ---------------  ---------------
                                                                                           (In Thousands)


     December 31, 2002
     Maturity:
       Due in 1 year or less                                                      $            -   $            -
       Due after 1 year through 5 years                                                  118,229          125,133
       Due after 5 years through 10 years                                                 96,562          102,989
       Due after 10 years                                                                 14,554           15,697
                                                                                  ---------------  ---------------
                                                                                         229,345          243,819
     Mortgage-backed securities                                                                -                -
     Other structured securities                                                          15,468           16,235
     Commercial mortgage-backed securities                                                36,578           39,964
                                                                                  ---------------  ---------------
     Total                                                                        $      281,391   $      300,018
                                                                                  ===============  ===============

     At December 31, 2002, investments in certificates of deposit and bonds, with an admitted asset value of $6,802,000 were on deposit with state insurance departments to satisfy regulatory requirements.

     Proceeds from the sales of investments in bonds and other fixed maturity interest securities were $140,855,000 and $205,473,000 in 2002 and 2001, respectively. Gross gains of $2,693,000 and $6,015,000 and gross losses of $3,959,000 and $1,515,000 during 2002 and 2001, respectively, were realized on those sales. A portion of the gains realized in 2002 and 2001 has been deferred to future periods in the interest maintenance reserve.

     Major categories of net investment income are summarized as follows:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------- ---------------
                                                                                         (In Thousands)


     Income:
       Bonds                                                                      $       19,304   $      19,813
       Mortgage loans                                                                        356             409
       Other                                                                                 119             378
                                                                                  ---------------  --------------
     Total investment income                                                              19,779          20,600
     Investment expenses                                                                    (736)           (670)
                                                                                  ---------------  --------------
     Net investment income                                                        $       19,043   $      19,930
                                                                                  ===============  ==============

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

4.   Investments (continued)

     As part of its overall investment strategy, the Company has entered into agreements to purchase securities as follows:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  ---------------  ---------------
                                                                                           (In Thousands)


     Investment Purchase Commitments                                              $            -   $       10,000


     There were no new loans during 2002. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. As of December 31, 2002, the Company held no mortgages with interest more than 180 days overdue.


5.   Concentrations of Credit Risk

     The Company held less-than-investment-grade bonds with an aggregate book value of $240,000 and $11,537,000 and with an aggregate market value of $240,000 and $11,432,000 at December 31, 2002 and 2001, respectively. Those holdings amounted to 0.1% of the Company's investments in bonds and 0.1% of total admitted assets at December 31, 2002. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

     The Company held unrated bonds of $5,000,000 and $17,903,000 with an aggregate NAIC market value of $5,195,000 and $17,782,000 at December 31, 2002 and 2001, respectively. The carrying value of these holdings amounted to 1.8% of the Company's investment in bonds and 1.7% of the Company's total admitted assets at December 31, 2002.

     At December 31, 2002, the Company's commercial mortgages involved a concentration of properties located in California (59.4%) and Arizona (40.6%). The portfolio is well diversified; covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $1,887,000.

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

6.   Annuity Reserves

     At December 31, 2002 and 2001, the Company's annuity reserves, including deposit fund liabilities that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                         December 31, 2002
                                                                                       Amount          Percent
                                                                                  ---------------  ---------------
                                                                                           (In Thousands)


     Subject to discretionary withdrawal (with adjustment):
       With market value adjustment                                               $      275,105         92.4%
       At book value less surrender charge                                                17,936          6.0
                                                                                  ---------------  ---------------
     Subtotal                                                                            293,041         98.4
     Subject to discretionary withdrawal (without adjustment)
       at book value with minimal or no charge or adjustment                                   -            -
     Not subject to discretionary withdrawal                                               4,879          1.6
                                                                                  ---------------  ---------------
     Total annuity reserves and deposit fund liabilities before reinsurance              297,920        100.0%
                                                                                                   ===============
     Less reinsurance ceded                                                               17,936
                                                                                  ---------------
     Net annuity reserves and deposit fund liabilities                            $      279,984
                                                                                  ===============

                                                                                         December 31, 2001
                                                                                       Amount          Percent
                                                                                  ---------------  ---------------
                                                                                           (In Thousands)


     Subject to discretionary withdrawal (with adjustment):
       With market value adjustment                                               $      261,524         92.4%
       At book value less surrender charge                                                18,699          6.6
                                                                                  ---------------  ---------------
     Subtotal                                                                     $      280,223         99.0
     Subject to discretionary withdrawal (without adjustment)
       at book value with minimal or no charge or adjustment                                   -            -
     Not subject to discretionary withdrawal                                               2,755          1.0
                                                                                  ---------------  ---------------
     Total annuity reserves and deposit fund liabilities before reinsurance              282,978        100.0%
                                                                                                   ===============
     Less reinsurance ceded                                                               18,699
                                                                                  ---------------
     Net annuity reserves and deposit fund liabilities                            $      264,279
                                                                                  ===============

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

7.   Reinsurance

     The Company is involved in ceded reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

     The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

                                                                                          December 31, 2002
                                                                                       Amount           Percent
                                                                                  ---------------  ---------------
                                                                                           (In Thousands)


     Premiums                                                                     $          390   $       11,440
     Benefits paid or provided                                                               660              192
     Policy and contract liabilities at year end                                          17,943           18,705



8.   Federal Income Taxes

     The Company files a separate federal income tax return.

     The components of the net deferred tax asset (liability) at December 31 are as follows:

                                                                                        2002             2001
                                                                                  ---------------  ---------------
                                                                                           (In Thousands)


     Total gross deferred tax assets                                              $        3,801   $        3,085
     Total deferred tax liabilities                                                         (132)               -
                                                                                  ---------------  ---------------
     Net deferred tax asset                                                                3,669            3,085
     Deferred tax asset nonadmitted                                                       (3,098)          (2,676)
                                                                                  ---------------  ---------------
     Net admitted deferred tax asset                                              $          571   $          409
                                                                                  ===============  ===============
     (Increase) decrease in nonadmitted asset                                     $         (422)  $       (1,827)
                                                                                  ===============  ===============

     Significant components of income taxes incurred as of December 31 are:

                                                                                        2002             2001
                                                                                  ---------------  ---------------
                                                                                           (In Thousands)


     Current income taxes incurred consist of the following major components:

     Federal taxes on operations                                                  $         (905)  $          810
     Operations loss carryovers utilized                                                       -             (810)
     Federal tax on capital gains                                                            258            1,575
     Capital loss carryovers utilized                                                          -             (846)
                                                                                  ---------------  ---------------
     Total current taxes incurred                                                 $         (647)  $          729
                                                                                  ===============  ===============

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

8.   Federal Income Taxes (continued)

     The main components of deferred tax assets and deferred tax liabilities are as follows:

                                                                                             December 31
                                                                                        2002             2001
                                                                                  ---------------  ---------------
                                                                                           (In Thousands)


     Deferred tax assets resulting from book/tax differences in:
       Deferred acquisition costs                                                 $          919   $          963
       Insurance reserves                                                                  1,822            1,161
       Goodwill                                                                              880              961
       Operations loss carry forward                                                         165                -
       Other                                                                                  15                -
                                                                                  ---------------  ---------------
       Total deferred tax assets                                                           3,801            3,085

     Deferred tax assets nonadmitted                                                      (3,098)          (2,676)
                                                                                  ---------------  ---------------
     Admitted deferred tax assets                                                 $          703   $          409
                                                                                  ---------------  ---------------
     Deferred tax liabilities resulting from book/tax differences in:
       Other                                                                      $          132   $            -
                                                                                  ---------------  ---------------
       Total deferred tax liabilities                                                        132                -
                                                                                  ---------------  ---------------
     Net admitted deferred tax asset                                              $          571   $          409
                                                                                  ===============  ===============

     The change in net deferred income taxes is comprised of the following:

                                                                                                    December 31
                                                                                       2002             2001            Change
                                                                                  ---------------  ---------------  ---------------
                                                                                                    (In Thousands)


     Total deferred tax assets                                                    $        3,801   $        3,085   $          716
     Total deferred tax liabilities                                                         (132)               -             (132)
                                                                                  ---------------  ---------------  ---------------
     Net deferred tax asset (liability)                                           $        3,669   $        3,085   $          584
                                                                                  ===============  ===============
     Tax effect of items in surplus:
       Nonadmitted assets                                                                                                       (5)
                                                                                                                    ---------------
     Change in net deferred income tax                                                                              $          579
                                                                                                                    ===============

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

8.   Federal Income Taxes (continued)

     The provision for federal income taxes expense and change in deferred taxes differs from the amount obtained by applying the statutory Federal income tax rate to income (including capital losses) before income taxes for the following reasons:



                                                                                     Year Ended
                                                                                  December 31, 2002
                                                                                  -----------------
                                                                                   (In Thousands)


     Ordinary income                                                              $         (1,700)
     Capital gains (losses)                                                                 (1,460)
                                                                                  -----------------
     Total pre-tax book income                                                    $         (3,160)
                                                                                  =================

     Provisions computed at statutory rate                                        $         (1,106)
     Interest maintenance reserve                                                             (224)
     Nondeductible general expense                                                              82
     Other                                                                                      22
                                                                                  -----------------
     Total                                                                        $         (1,226)
                                                                                  =================

     Federal income taxes incurred                                                $           (647)
     Change in net deferred income taxes                                                      (579)
                                                                                  -----------------
     Total statutory income taxes                                                 $         (1,226)
                                                                                  =================

     The Company has a recoverable of $2,810,000 at December 31, 2002 and $163,000 at December 31, 2001 from the United States Treasury for federal income taxes.

     The Company has operating loss carryforwards of $473,000 that expire in 2017.


9.   Capital and Surplus

     Under Georgia insurance regulations, the Company is required to maintain a minimum total capital and surplus of $3,000,000. Additionally, the amount of dividends that can be paid by the Company to its stockholder without prior approval of the Georgia Insurance Department is limited to the greater of 10% of statutory surplus or statutory net gain from operations.

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

10.  Fair Values of Financial Instruments

     In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

     Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts. The carrying amounts and fair values of the Company's financial instruments are summarized as follows:

                                                                                                    December 31
                                                                                           2002                      2001
                                                                                  ------------------------  ------------------------
                                                                                    Carrying       Fair       Carrying       Fair
                                                                                     Amount        Value       Amount        Value
                                                                                  -----------  -----------  -----------  -----------
                                                                                                    (In Thousands)


       Assets:
         Bonds                                                                    $  281,391   $  300,018   $  259,073   $  265,293
         Mortgage loans                                                                4,644        5,329        4,761        4,950
         Policy loans                                                                      -            -           10           10
         Short-term investments                                                        2,850        2,850            -            -
         Cash                                                                             50           50       17,812       17,812
         Indebtedness from related parties                                             1,263        1,263          105          105
         Receivable for securities                                                         3            3           87           87

       Liabilities:
         Individual and group annuities                                              279,079      257,978      264,158      243,639
         Deposit type contract                                                           905          971          121          130
         Indebtedness to related parties                                                  65           65          367          367


                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

10.  Fair Values of Financial Instruments (continued)

     The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

     Cash and short-term investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

     Fixed maturities and equity securities: The fair values for bonds, preferred stocks and common stocks, reported herein, are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, collateralized mortgage obligations and other mortgage derivative investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 0% and 15% over the total portfolio. Fair values determined on this basis can differ from values published by the NAIC Securities Valuation Office.

     Market value as determined by the NAIC as of December 31, 2002 and 2001 is $286,211,000 and $264,074,000 respectively.

     Mortgage loans: Estimated market values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

     Other investment-type insurance contracts: The fair values of the Company's deferred annuity contracts are estimated based on the cash surrender values. The carrying values of other policyholder liabilities, including immediate annuities, dividend accumulations, supplementary contracts without life contingencies, and premium deposits, approximate their fair values.

     The carrying value of all other financial instruments approximates their fair value.

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

11.  Commitments and Contingencies

     The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of pending lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.

12.  Financing Agreements

     The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which expires July 31, 2003, the Company can borrow up to $10,000,000 from the Bank. Interest on any borrowing accrues at an annual rate equal to the cost of funds for the Bank for the period applicable for the advance plus 0.225% or a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $677 for the year ended December 31, 2002. At December 31, 2002, the Company had $0 payable to the Bank.

     The Company also maintains a revolving loan agreement with Bank of New York, New York (the "Bank"). Under this agreement, the Company can borrow up to $5,000,000 from the Bank. Interest on any of the Company borrowing accrues at an annual rate equal to the cost of funds for the Bank for the period applicable for the advance plus 0.225% or a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $0 for the year ended December 31, 2002. At December 31, 2002, the Company had $0 payable to the Bank.

13.  Related Party Transactions

     Affiliates

     Management and service contracts and all cost sharing arrangements with other affiliated ING US life insurance companies are allocated among companies in accordance with normal, generally accepted expense and cost allocation methods.

     Investment Management: The Company has entered into an investment advisory agreement and an administrative services agreement with ING Investment Management, LLC ("IIM") under which IIM provides the Company with investment management and asset liability management services. Total fees under the agreement were approximately $723,000 and $643,000 for the year ended December 2002 and 2001, respectively.

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

13.  Related Party Transactions (continued)

     Affiliates (continued)

     Inter-insurer Services Agreement: The Company has entered into a services agreement with certain of its affiliated insurance companies in the United States ("affiliated insurers") whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting and other services to each other. Net amounts received (paid) under these agreements were ($263,000) and $1,807,000 for the year ended December 31, 2002 and 2001, respectively.

     Reciprocal Loan Agreement: The Company has entered into a reciprocal or revolving loan agreement with ING AIH, a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2008, the Company can borrow up to $1,400,000 from ING AIH. Interest on any borrowing is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Under this agreement, the company incurred interest expense of $1,274 for the year ended December 31, 2002. At December 31, 2002, the company had $0 payable to ING AIH.

14.  Guaranty Fund Assessments

     Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premiums companies collect in that state.

     The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (NOLHGA) and the amount of premiums written in each state. The Company reduces the accrual by credits allowed in some states to reduce future premium taxes by a portion of assessments in that state. The Company has estimated this liability to be $29,000 and $100,000 as of December 31, 2002 and 2001, respectively and has recorded a reserve. The Company has also recorded an asset of $0 and $28,000 as of December 31, 2002 and 2001, respectively, for future credits to premium taxes for assessments already paid.

15.  Regulatory Risk-Based Capital

     Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2002, the Company meets the RBC requirements.

                                                                    Exhibit 99.3

                    Equitable Life Insurance Company of Iowa
                         Balance Sheet - Statutory Basis
--------------------------------------------------------------------------------

                                                                                   September 30,
                                                                                       2003
                                                                                  --------------
                                                                                  (In Thousands)


Admitted assets
Cash and invested assets:
    Bonds                                                                          $  3,658,954
    Preferred stocks                                                                        441
    Common stocks                                                                     1,232,540
    Mortgage loans                                                                      950,456
    Real Estate                                                                           2,968
    Policy loans                                                                        127,934
    Other invested assets                                                               251,805
    Cash and short-term investments                                                     149,468
                                                                                  --------------
Total cash and invested assets                                                        6,374,566

Deferred and uncollected premiums                                                         4,954
Accrued investment income                                                                48,458
Reinsurance balances recoverable                                                          5,797
Data processing equipment                                                                    92
Indebtedness from related parties                                                        34,330
Federal income tax recoverable                                                           19,328
Separate account assets                                                                 980,432
Other assets                                                                            376,094
                                                                                  --------------
Total admitted assets                                                              $  7,844,051
                                                                                  ==============
Liabilities and capital and surplus
Liabilities:
    Policy and contract liabilities:
      Life and annuity reserves                                                       4,639,169
      Deposit type contracts                                                            620,616
      Policyholders' funds                                                                  301
      Dividend payable                                                                   16,935
      Unpaid claims                                                                       3,445
                                                                                  --------------
    Total policy and contract liabilities                                             5,280,466

    Accounts payable and accrued expenses                                                28,110
    Indebtedness to related parties                                                      50,703
    Interest maintenance reserve                                                         25,466
    Asset valuation reserve                                                              33,398
    Borrowed money                                                                      207,767
    Other liabilities                                                                    65,941
    Separate account liabilities                                                        980,432
                                                                                  --------------
Total liabilities                                                                     6,672,283

Capital and surplus:
    Common stock                                                                          5,000
    Additional paid-in capital                                                        1,236,632
    Unassigned surplus                                                                  (69,864)

Total capital and surplus                                                             1,171,768
                                                                                  --------------
Total liabilities and capital and surplus                                          $  7,844,051
                                                                                  ==============

                    Equitable Life Insurance Company of Iowa
                   Statements of Operations - Statutory Basis
--------------------------------------------------------------------------------

                                                                                  Nine months ended September 30,
                                                                                       2003             2002
                                                                                  --------------   --------------
                                                                                           (In Thousands)


Premiums and other revenues:
    Life, annuity, and accident and health premiums                                $  1,465,594     $  1,459,082
    Policy proceeds and dividends left on deposit                                         1,615            1,528
    Net investment income                                                               219,545          159,853
    Amortization of interest maintenance reserve                                         (1,996)          (1,694)
    Commissions, expense allowances and reserve adjustments
      on reinsurance ceded                                                                   56              393
    Other income                                                                         13,255           24,526
                                                                                  --------------   --------------
Total premiums and other revenues                                                     1,698,069        1,643,688

Benefits paid or provided:
    Death benefits                                                                       33,945           33,338
    Annuity benefits                                                                     85,821          100,014
    Surrender benefits                                                                  512,112          500,073
    Interest on policy or contract funds                                                  7,410            4,897
    Other benefits                                                                          121            1,469
    Life contract withdrawals                                                             4,608            4,625
    Change in life, annuity, and accident and health reserves                           344,825          410,507
    Net transfers to separate accounts                                                  (95,353)        (100,078)
                                                                                  --------------   --------------
Total benefits paid or provided                                                         893,489          954,845

Insurance expenses:
    Commissions                                                                         128,805          118,638
    General expenses                                                                     41,281           36,435
    Insurance taxes, licenses and fees, excluding
      federal income taxes                                                                1,933            3,201
    Other                                                                               629,060          598,866
                                                                                  --------------   --------------

Total insurance expenses                                                                801,079          757,140
                                                                                  --------------   --------------
Gain (loss) from operations before policyholder dividends,
  federal income taxes and net realized capital losses                                    3,501          (68,298)

Dividends to policyholders                                                                9,272           17,618
                                                                                  --------------   --------------

Gain (loss) from operations before federal income taxes
  and net realized capital losses                                                        (5,771)         (85,916)

Federal income taxes                                                                     (2,842)          27,581
                                                                                  --------------   --------------
Gain from operations before net realized capital losses                                  (2,929)        (113,497)
Net realized capital gains or (losses), net of income
  taxes 2003 - $3,633; 2002 - $(6,927) and excluding net
  transfers to the interest maintenance reserve 2003- $4,307; 2002- $1,856              (17,564)         (19,005)
                                                                                  --------------   --------------
Net income (loss)                                                                  $    (20,493)    $   (132,502)
                                                                                  ==============   ==============

                    Equitable Life Insurance Company of Iowa
         Statements of Changes in Capital and Surplus - Statutory Basis
--------------------------------------------------------------------------------

                                                                                  Nine months ended September 30,
                                                                                       2003             2002
                                                                                  --------------   --------------
                                                                                           (In Thousands)

Common stock:
    Balance at beginning and end of year                                           $      5,000     $      5,000

Paid-in and contributed surplus:
    Balance at beginning of year                                                      1,236,632          721,632
    Capital contributions                                                                     -          195,000
                                                                                  --------------   --------------
    Balance at end of year                                                            1,236,632          916,632

Unassigned surplus:
    Balance at beginning of year                                                        (97,422)         329,096
    Net income                                                                          (20,493)        (132,502)
    Change in net unrealized capital gains or losses                                     54,643         (297,737)
    Change in nonadmitted assets                                                        (12,433)          20,696
    Change in asset valuation reserve                                                    (7,274)           4,783
    Change in net deferred income tax                                                    13,115          (10,971)
                                                                                  --------------   --------------
    Balance at end of year                                                              (69,864)         (86,635)

Total capital and surplus                                                          $  1,171,768     $    834,997
                                                                                  ==============   ==============

                    Equitable Life Insurance Company of Iowa
                   Statements of Cash Flows - Statutory Basis
--------------------------------------------------------------------------------

                                                                                  Nine months ended September 30,
                                                                                       2003             2002
                                                                                  --------------   --------------
                                                                                           (In Thousands)


Operations
Premiums, policy proceeds, and other considerations
    received, net of reinsurance paid                                              $  1,462,703     $  1,450,381
Net investment income received                                                          263,891          254,823
Commission and expense allowances received on reinsurance ceded                               -              393
Benefits paid                                                                          (729,890)        (643,942)
Net transfers to separate accounts                                                       98,088          114,056
Insurance expenses paid                                                                (778,614)        (151,228)
Dividends paid to policyholders                                                         (15,966)         (17,942)
Federal income taxes (paid) received                                                     28,915          (57,692)
Net other (expenses) revenues                                                            14,300         (573,936)
                                                                                  --------------   --------------
Net cash provided by operations
                                                                                        343,427          374,913
Investments
Proceeds from sales, maturities, or repayments of investments:
    Bonds                                                                             3,039,822        2,688,381
    Stocks                                                                                    -              357
    Mortgage loans                                                                      132,417           66,595
    Real estate                                                                             750              491
    Other invested assets                                                                   828           52,576
    Miscellaneous proceeds                                                               66,555          (20,336)
    Net gains or (losses) on cash and short-term investments                               (169)               -
    Net tax on capital gains                                                                  -            6,927
                                                                                  --------------   --------------
Net proceeds from sales, maturities, or repayments of investments                     3,240,203        2,794,991

Cost of investments acquired:
    Bonds                                                                             3,535,481        3,147,911
    Preferred stocks                                                                    246,024          245,192
    Mortgage loans                                                                      218,253           51,840
    Other invested assets                                                                   460              804
    Miscellaneous applications                                                           73,382           28,163
                                                                                  --------------   --------------
Total cost of investments acquired                                                    4,073,600        3,473,910
Net increase (decrease)  in policy loans                                                  2,857           (9,373)
                                                                                  --------------   --------------
Net cash used in investment activities                                                 (830,540)        (669,546)

Financing and miscellaneous activities Cash provided (used):
    Capital and surplus paid-in                                                               -          195,000
    Borrowed money                                                                       58,771           48,416
    Net deposits on deposit-type contract funds                                         430,415             (822)
    Other sources                                                                       119,393           12,406
                                                                                  --------------   --------------
Net cash provided by financing and miscellaneous activities                             608,579          255,000

Net change in cash and short-term investments                                           121,466          (39,633)
Cash and short-term investments:
    Beginning of year                                                                    28,002           85,403
                                                                                  --------------   --------------
    End of year                                                                    $    149,468     $     45,770
                                                                                  ==============   ==============

                                                                    EXHIBIT 99.4


                         Report of Independent Auditors


Board of Directors and Stockholder
USG Annuity & Life Company

We have audited the accompanying statutory basis balance sheets of USG Annuity & Life Company ("the Company" and a wholly owned subsidiary of ING America
Insurance Holdings, Inc.) as of December 31, 2002 and 2001, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Commissioner of Insurance of the State of Oklahoma (Oklahoma Insurance Department), which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of USG Annuity & Life Company at December 31, 2002 and 2001 or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of USG Annuity & Life Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Oklahoma Insurance Department.

As discussed in Note 3 to the financial statements, in 2001 the Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Oklahoma Insurance Department.


                                                           /s/ Ernst & Young LLP


April 25, 2003

                           USG Annuity & Life Company
                        Balance Sheets - Statutory Basis
--------------------------------------------------------------------------------

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                          (In Thousands)


Admitted assets
Cash and invested assets:
   Bonds                                                                          $   6,116,495    $   5,285,956
   Preferred stocks                                                                       1,088              134
   Common stocks                                                                              -               22
   Mortgage loans                                                                     1,483,855        1,659,518
   Real estate, less accumulated depreciation  (2002- $304,
     2001-$242)                                                                           1,477            2,964
   Policy loans                                                                          32,454           32,732
   Other invested assets                                                                 47,704           40,847
   Cash and short-term investments                                                        9,116          102,848
                                                                                  --------------   --------------
Total cash and invested assets                                                        7,692,189        7,125,021

Deferred and uncollected premiums, less loading (2002- ($58),
   2001- $49)                                                                               386            1,304
Accrued investment income                                                                77,674           72,706
Reinsurance balances recoverable                                                            335               90
Indebtedness from related parties                                                            25            3,945
Federal income tax recoverable, including a deferred
   tax asset (2002 - $15,601, 2001 - $6,976)                                             22,163            6,976

Other assets                                                                              2,451            5,484
                                                                                  --------------   --------------
Total admitted assets                                                             $   7,795,223    $   7,215,526
                                                                                  ==============   ==============

                           USG Annuity & Life Company
                  Balance Sheets - Statutory Basis (continued)
--------------------------------------------------------------------------------



                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                          (In Thousands)
                                                                                      except share amounts)


Liabilities and capital and surplus
Liabilities:
   Policy and contract liabilities:
       Life and annuity reserves                                                  $   6,859,914    $   6,211,216
       Deposit type contracts                                                           246,501          232,745
       Policyholders' funds                                                                  53               33
       Unpaid claims                                                                      3,622            3,930
                                                                                  --------------   --------------
   Total policy and contract liabilities                                              7,110,090        6,447,924

   Interest maintenance reserve                                                          11,799            4,992
   Accounts payable and accrued expenses                                                 27,197           69,739
   Indebtedness to related parties                                                       22,147            6,548
   Contingency reserve                                                                      876            1,907
   Asset valuation reserve                                                               50,634           71,621
   Borrowed money                                                                       184,450          183,094
   Other liabilities                                                                      1,844          120,244
                                                                                  --------------   --------------
Total liabilities                                                                     7,409,037        6,906,069

Capital and surplus:
   Common stock: authorized - 1,000 shares of $3,000 par value;
     833 issued and outstanding                                                           2,500            2,500
   Additional paid-in capital                                                           316,963          286,963
   Unassigned surplus                                                                    66,723           19,994
                                                                                  --------------   --------------
Total capital and surplus                                                               386,186          309,457
                                                                                  --------------   --------------
Total liabilities and capital and surplus                                         $   7,795,223    $   7,215,526
                                                                                  ==============   ==============

See accompanying notes - statutory basis.

                           USG Annuity & Life Company
                   Statements of Operations - Statutory Basis
--------------------------------------------------------------------------------

                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                          (In Thousands)


Premiums and other revenues:
   Life, annuity, and accident and health premiums                                $   1,285,640    $     833,347
   Policy proceeds and dividends left on deposit                                          9,267           11,396
   Net investment income                                                                536,206          520,614
   Amortization of interest maintenance reserve                                          (7,446)           2,383
   Commissions, expense allowances and reserve adjustments
     on reinsurance ceded                                                                14,159           23,933
   Other income                                                                           1,619           17,445
                                                                                  --------------   --------------
Total premiums and other revenues                                                     1,839,445        1,409,118

Benefits paid or provided:
   Death benefits                                                                       112,299          141,633
   Annuity benefits                                                                     250,411          274,447
   Surrender benefits                                                                   582,708          739,979
   Interest on policy or contract funds                                                   8,033           11,409
   Other benefits:
       Life contract withdrawals                                                          8,968            6,081
       Increase in life, annuity, and accident and
         health reserves                                                                648,698           25,124
                                                                                  --------------   --------------
Total benefits paid or provided                                                       1,611,117        1,198,673

Insurance expenses:
   Commissions                                                                           86,074           59,252
   General expenses                                                                      33,272           22,962
   Insurance taxes, licenses and fees, excluding
     federal income taxes                                                                  (231)          (1,827)
   Other                                                                                    856             (291)
                                                                                  --------------   --------------
Total insurance expenses                                                                119,971           80,096


                           USG Annuity & Life Company
             Statements of Operations - Statutory Basis (continued)
--------------------------------------------------------------------------------

                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                          (In Thousands)


Gain from operations before federal income taxes and
   net realized capital losses                                                          108,357          130,349
Federal income taxes                                                                     41,015           49,747
                                                                                  --------------   --------------
Gain from operations before net realized capital losses                                  67,342           80,602
Net realized capital losses net of income taxes 2002 - $6,049;
   2001 - $ (7,981) and excluding net transfers to the interest
   maintenance reserve 2002- $638; 2001- $(13,377)                                      (41,467)         (51,090)
                                                                                  --------------   --------------
Net income                                                                        $      25,875    $      29,512
                                                                                  ==============   ==============

See accompanying notes - statutory basis.

                           USG Annuity & Life Company
          Statements of Changes in Capital and Surplus--Statutory Basis
--------------------------------------------------------------------------------

                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                          (In Thousands)


Common stock:
   Balance at beginning and end of year                                           $       2,500    $       2,500
                                                                                  --------------   --------------
Paid-in and contributed surplus:
     Balance at beginning and end of year                                               286,963          286,963
     Capital contributions                                                               30,000                -
                                                                                  --------------   --------------
     Balance at end of year                                                             316,963          286,963

Unassigned surplus (deficit):
     Balance at beginning of year                                                        19,994          (16,701)
     Net income                                                                          25,875           29,512
     Change in net unrealized capital losses                                             (7,240)          (1,001)
     Change in non-admitted assets                                                        3,284          (15,515)
     Change in asset valuation reserve                                                   20,987           18,143
     Change in net deferred income tax                                                    3,480           26,376
     Change in accounting principle, net of tax                                               -            5,180
     Dividends to stockholder                                                                 -          (26,000)
     Other                                                                                  343                -
                                                                                  --------------   --------------
     Balance at end of year                                                              66,723           19,994
                                                                                  --------------   --------------
Total capital and surplus                                                         $     386,186    $     309,457
                                                                                  ==============   ==============

See accompanying notes - statutory basis.

                           USG Annuity & Life Company
                    Statements of Cash Flows--Statutory Basis
--------------------------------------------------------------------------------

                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                          (In Thousands)


Operations
Premiums, policy proceeds, and other considerations received,
   net of reinsurance paid                                                        $   1,295,738    $     844,992
Net investment income received                                                          647,957          565,770
Commission and expense allowances received on reinsurance ceded                          14,159           23,933
Benefits paid                                                                          (998,100)      (1,195,459)
Insurance expenses paid                                                                (122,791)         (70,176)
Federal income taxes paid                                                               (58,643)         (41,271)
Net other revenue                                                                            89           10,907
                                                                                  --------------   --------------
Net cash provided by operations                                                         778,409          138,696
                                                                                  --------------   --------------
Investments
Proceeds from sales, maturities, or repayments of investments:
   Bonds                                                                              8,709,883        5,845,574
   Preferred stocks                                                                         133              961
   Common stocks                                                                            224           46,233
   Mortgage loans                                                                       275,949          170,155
   Other invested assets                                                                  6,856            7,254
   Net loss on cash and short term investment                                                 -              (75)
   Net tax on capital gains                                                               4,947            3,874
                                                                                  --------------   --------------
Net proceeds from sales, maturities, or repayments of investments                     8,997,992        6,073,976

Cost of investments acquired:
   Bonds                                                                              9,713,052        6,229,459
   Preferred stocks                                                                      17,047            2,085
   Common stocks                                                                        (15,817)          (2,085)
   Mortgage loans                                                                       100,251           93,125
   Other invested assets                                                                 14,594           19,254
                                                                                  --------------   --------------
Total cost of investments acquired                                                    9,829,127        6,341,838

Net decrease (increase) in policy loans                                                     279             (938)
                                                                                  --------------   --------------
Net cash used in investment activities                                                 (830,856)        (268,800)


                           USG Annuity & Life Company
              Statements of Cash Flows--Statutory Basis (continued)
--------------------------------------------------------------------------------

                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                          (In Thousands)


Financing and miscellaneous activities
Cash provided:
   Capital and surplus paid-in                                                           30,000                -
   Borrowed money                                                                         1,356          135,270
   Net deposits on deposit-type contract funds                                               (8)         (38,422)
   Interest paid on indebtedness                                                           (254)               -
   Other (uses) sources                                                                 (72,379)         124,461
   Dividends to stockholder                                                                   -          (26,000)
                                                                                  --------------   --------------
Net cash (used in) provided by financing and miscellaneous
  activities                                                                            (41,285)          195,309

Net (decrease) increase in cash and short-term investments                              (93,732)           65,205
Cash and short-term investments:
   Beginning of year                                                                    102,848            37,643
                                                                                  --------------   ---------------
   End of year                                                                    $       9,116    $      102,848
                                                                                  ==============   ===============

See accompanying notes - statutory basis.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies

     USG Annuity & Life Company (the "Company") is domiciled in Oklahoma and is a wholly owned subsidiary of Equitable Life Insurance Company of Iowa ("Equitable"), an Iowa domiciled insurance company. Equitable, in turn, is a wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH").

     The Company offers various insurance products including deferred fixed annuities, immediate annuities, and interest-sensitive life insurance. These products are primarily marketed to individuals by independent insurance broker/dealers, financial institutions, and the career agency force. The Company is licensed in 48 states and the District of Columbia.

     The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

     Basis of Presentation

     The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Commissioner of Insurance of the State of Oklahoma (Oklahoma Insurance
     Department), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The most significant variances from GAAP are as follows:

     Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a component of other comprehensive income in stockholder's equity for those designated as available-for-sale.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Basis of Presentation (continued)

     Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP.

     Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholders' equity rather than to income as required for fair value hedges.

     The Company invests in structured securities including mortgage-backed securities/collateralized mortgage obligations, asset-backed securities, collateralized debt obligations, and commercial mortgage-backed securities. For these structured securities, management compares the undiscounted cash flows to the carrying value. An other than temporary impairment is considered to have occurred when the undiscounted cash flows are less than the carrying value. For structured securities, when a negative yield results from a revaluation based on new prepayment assumptions (i.e., undiscounted cash flows are less than current book value), an other than temporary impairment is considered to have occurred and the asset is written down to the value of the undiscounted cash flows. For GAAP, assets are re-evaluated based on the discounted cash flows using a current market rate. Impairments are recognized when there has been an adverse change in cash flows and the fair value is less than book. The asset is then written down to fair value.

     When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss accounted for as a realized loss.

     Valuation Reserves: The asset valuation reserve ("AVR") is determined by an NAIC-prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Basis of Presentation (continued)

     Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral is reported as the interest maintenance reserve
     (IMR) in the accompanying balance sheets.

     Realized gains and losses on investments are reported in operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines is charged to income.

     Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

     The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

     Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

     Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Basis of Presentation (continued)

     Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

     Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners' Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

     Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the
     treaty  be  recorded  as  an  offsetting   liability  and  charged  against
     unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

     Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

     Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

     Nonadmitted Assets: Certain assets designated as "nonadmitted," principally deferred federal income tax assets, disallowed interest maintenance reserves, non-operating software, past-due agents' balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Basis of Presentation (continued)

     Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

     Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are non-admitted.
     Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

     Statements of Cash Flows: Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

     Reconciliation to GAAP

     The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

     Other significant accounting practices are as follows:

     Investments

     Bonds,   preferred  stocks,  common  stocks,   short-term  investments  and
     derivative instruments are stated at values prescribed by the NAIC, as follows:

     Bonds not backed by other loans are principally stated at amortized cost using the interest method.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Investments (continued)

     Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher-risk asset backed securities, which are valued using the prospective method.

     Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the Securities Valuation Office of the NAIC ("SVO").

     Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/(losses) are reported in unassigned surplus along with adjustment for federal income taxes.

     The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of the time and the extent to which the market value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

     In addition, the Company invests in structured securities including mortgage-backed securities/collateralized mortgage obligations, asset-backed securities, collateralized debt obligations, and commercial mortgage-backed securities. For these structured securities, management compares the undiscounted cash flows to the carrying value. An other than temporary impairment is considered to have occurred when the undiscounted cash flows are less than the carrying value.

     When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss accounted for as a realized loss.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Investments (continued)

     The Company uses interest rate swaps, caps and floors, options and certain other derivatives as part of its overall interest rate risk management strategy for certain life insurance and annuity products. As the Company only uses derivatives for hedging purposes, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

     Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

     Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short-term assets or liabilities. The initial cost of any such agreement is amortized to net investment income over the life of the agreement. Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged items.

     Mortgage  loans  are  reported  at  amortized   cost,  less  allowance  for
     impairments.

     Policy loans are reported at unpaid principal balances.

     Land is reported at cost. Real estate occupied by the company is reported at depreciated cost; other real estate is reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

     For reverse repurchase agreements, Company policies require a minimum of 102% of the fair value of securities purchased under reverse repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in miscellaneous liabilities.

     Reverse dollar repurchase agreements are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Investments (continued)

     The Company engages in securities lending whereby certain domestic bonds from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The Company does not have access to the collateral. The Company's policy requires a minimum of 102% of the fair value of securities loaned to be maintained as collateral. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates.

     At December 31, 2002 and 2001, the Company had loaned securities (which are reflected as invested assets on the Balance Sheets) with a market value of approximately $32,662,000 and $62,905,000, respectively.

     Short-term   investments  are  reported  at  amortized   cost.   Short-term
     investments include investments with maturities of less than one year at the date of acquisition.

     Other invested assets are reported at amortized cost using the effective interest method. Other invested assets primarily consist of residual collateralized mortgage obligations and partnership interests.

     Realized capital gains and losses are determined using the specific identification basis.

     Aggregate Reserve for Life Policies and Contracts

     Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 4.00% to 8.75%.

     The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company's practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Aggregate Reserve for Life Policies and Contracts (continued)

     The methods used in valuation of substandard policies are as follows:

          For life, endowment and term policies issued substandard, the standard reserve during the premium-paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

          For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

     For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

     The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The tabular interest of funds not involving life contingencies is calculated as the current year reserves, plus payments, less prior year reserves, less funds added.

     Reinsurance

     Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contract and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Nonadmitted Assets

     Nonadmitted assets are summarized as follows:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                          (In Thousands)


     Deferred federal income taxes                                                $      54,496    $      55,833
     Agents' debit balances                                                                 519              255
     Deferred and uncollected premium                                                       119              120
     Other                                                                                  885            3,095
                                                                                  --------------   --------------
     Total nonadmitted assets                                                     $      56,019    $      59,303
                                                                                  ==============   ==============

     Changes in nonadmitted assets are generally reported directly in surplus as an increase or decrease in nonadmitted assets. Certain changes are reported directly in surplus as a change in unrealized capital gains or losses.

     Claims and Claims Adjustment Expenses

     Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2002. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claims payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company's obligations for claims incurred but unpaid as of December 31, 2002.

     Cash Flow Information

     Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments (with a maturity of less than one year at date of acquisition).

     The Company borrowed $1,021,035,000 and repaid $1,021,035,000 in 2002 and borrowed $880,600,000 and repaid $928,400,000 during 2001. These borrowings were on a short-term basis, at an interest rate that approximated current money market rates and exclude borrowings from reverse dollar repurchase transactions. Interest paid on borrowed money was $109,000 and $645,000 during 2002 and 2001, respectively.

     Reclassifications

     Certain prior year amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2002 financial statement presentation.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

2.   Permitted Statutory Basis Accounting Practices

     The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Oklahoma Insurance Department. The Oklahoma Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of Oklahoma for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under the Oklahoma Insurance Laws. NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the state of Oklahoma. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

     The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Oklahoma Insurance Department. As of December 31, 2002 and 2001, the Company had no such permitted accounting practices.


3.   Accounting Changes

     The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Oklahoma. Effective January 1, 2001, the State of Oklahoma required that insurance companies domiciled in the State of Oklahoma prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Oklahoma insurance commissioner.

     Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.

     As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased unassigned surplus, by $5,180,000 as of January 1, 2001. These changes are primarily attributed to an increase in unassigned surplus of approximately $5,911,000 related to deferred tax assets, $15,384,000 related to prepayment penalties on bonds and mortgage loans released from the IMR liability. Offsetting this increase is a reduction of approximately $15,988,000 to guaranty fund assessment and $127,000 to cost of collection of premiums.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

4.   Investments

     The amortized cost and fair value of bonds and equity securities are as follows:


                                                                                                   Gross         Gross
                                                                                   Amortized    Unrealized    Unrealized    Fair
                                                                                     Cost          Gains        Losses      Value
                                                                                  -----------  -----------  -----------  -----------
                                                                                                    (In Thousands)


     At December 31, 2002:
     U.S. Treasury securities and obligations of
       U.S. government corporations and agencies                                  $  285,347   $    4,998   $       36   $  290,309
     States, municipalities, and political subdivisions                                    -            -            -            -
     Foreign government                                                              120,649        4,200        2,385      122,464
     Public utilities securities                                                     270,390       14,526        4,008      280,908
     Corporate securities                                                          3,244,826      182,420       34,973    3,392,273
     Mortgage-backed securities                                                    1,668,901       90,300       46,006    1,713,195
     Other structured securities                                                     320,274        9,786       28,080      301,980
     Commercial mortgage-backed securities                                           217,028       18,254           76      235,206
                                                                                  -----------  -----------  -----------  -----------
     Total fixed maturities                                                        6,127,415      324,484      115,564    6,336,335

     Preferred stocks                                                                  1,088            -            -        1,088
                                                                                  -----------  -----------  -----------  -----------
     Total equity securities                                                           1,088            -            -        1,088
                                                                                  -----------  -----------  -----------  -----------
     Total                                                                        $6,128,503   $  324,484   $  115,564   $6,337,423
                                                                                  ===========  ===========  ===========  ===========

     At December 31, 2001:
     U.S. Treasury securities and obligations of
       U.S. government corporations and agencies                                  $   38,620   $      244   $       82   $   38,782
     Public utilities securities                                                     136,285        3,665        4,478      135,472
     Corporate securities                                                          2,785,911       97,406       68,734    2,814,583
     Mortgage-backed securities                                                    1,700,989      163,964      118,566    1,746,387
     Other structured securities                                                     463,485       12,125       27,898      447,712
     Commercial mortgage-backed securities                                           161,939        6,507        1,499      166,947
                                                                                  -----------  -----------  -----------  -----------
     Total fixed maturities                                                        5,287,229      283,911      221,257    5,349,883

     Preferred stocks                                                                    134            -            -          134
     Common stocks                                                                        22            -            -           22
                                                                                  -----------  -----------  -----------  -----------
     Total equity securities                                                             156            -            -          156
                                                                                  -----------  -----------  -----------  -----------
     Total                                                                        $5,287,385   $  283,911   $  221,257   $5,350,039
                                                                                  ===========  ===========  ===========  ===========

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

4.   Investments (continued)

     The amortized cost and fair value of investments in bonds at December 31, 2002, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                    Amortized          Fair
                                                                                       Cost            Value
                                                                                  --------------   --------------

     December 31, 2002                                                                    (In Thousands)
     Maturity:
       Due in 1 year or less                                                      $      44,173    $      45,096
       Due after 1 year through 5 years                                               1,118,169        1,177,925
       Due after 5 years through 10 years                                             1,886,593        1,962,788
       Due after 10 years                                                               872,277          900,145
                                                                                  --------------   --------------
       Total Maturity                                                                 3,921,212        4,085,954
     Mortgage-backed securities                                                       1,668,901        1,713,195
     Other structured securities                                                        320,274          301,980
     Commercial mortgage-backed securities                                              217,028          235,206
                                                                                  --------------   --------------
     Total                                                                        $   6,127,415    $   6,336,335
                                                                                  ==============   ==============


     At December 31, 2002, investments in certificates of deposit and bonds, with an admitted asset value of $3,285,000, were on deposit with state insurance departments to satisfy regulatory requirements.

     Reconciliation of bonds from amortized cost to carrying value as of December 31, 2002 and 2001 is as follows:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                          (In Thousands)


     Amortized cost                                                               $   6,127,415    $   5,287,229
     Less nonadmitted bonds                                                              10,920            1,273
                                                                                  --------------   --------------
     Carrying value                                                               $   6,116,495    $   5,285,956
                                                                                  ==============   ==============

     Proceeds from the sales of investments in bonds and other fixed maturity interest securities were $4,334,623,000 and $1,852,588,000 in 2002 and
     2001, respectively. Gross gains of $109,772,000 and $49,178,000 and gross losses of $97,962,000 and $34,222,000 during 2002 and 2001, respectively, were realized on those sales. A portion of the gains realized in 2002 and 2001 has been deferred to future periods in the interest maintenance reserve.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

4.   Investments (continued)

     Major categories of net investment income are summarized as follows:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                          (In Thousands)


     Income:
       Bonds                                                                      $     459,813    $     415,872
       Mortgage loans                                                                   128,230          137,032
       Policy loans                                                                       1,091            1,199
       Company-occupied property                                                            376              204
       Other                                                                            (26,548)          (4,625)
                                                                                  --------------   --------------
     Total investment income                                                            562,962          549,682
     Investment expenses                                                                 26,756           29,068
                                                                                  --------------   --------------
     Net investment income                                                        $     536,206    $     520,614
                                                                                  ==============   ==============

     As part of its overall investment strategy, the Company has entered into agreements to purchase securities as follows:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                          (In Thousands)


     Investment purchase commitments                                              $      87,963    $      55,776
                                                                                  ==============   ==============

     The Company entered into reverse dollar repurchase transactions to increase its return on investments and improve liquidity. Reverse dollar repurchases involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The reverse dollar repurchases are accounted for as short term collateralized financing and the repurchase obligation is reported in borrowed money. The repurchase obligation totaled $173,189,000 and $177,558,000 at December 31, 2002 and 2001, respectively.
     The securities underlying these agreements are mortgage-backed securities with a book value and fair value of $173,245,000 at December 31, 2002. The securities have a weighted average coupon of 5.99% and have maturities ranging from December 2017 through December 2032. The primary risk associated with short-term collateralized borrowings is that the counterparty may be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, which was not material at December 31, 2002. The Company believes the counterparties to the reverse dollar repurchase agreements are financially responsible and that the counterparty risk is minimal.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

4.   Investments (continued)

     The Company participates in reverse repurchase transactions. Such transactions include the sale of corporate securities to a major securities dealer and a simultaneous agreement to repurchase the same security in the near term. The proceeds are invested in new securities of intermediate durations. The terms of the reverse repurchase agreements call for payment of interest at a rate of 1.4%. The agreements mature prior to the end of January 2003. The amount due on these agreements included in borrowed money is $11,000,000. The securities underlying these agreements are mortgage-backed securities with a book value and fair value of $12,687,000. The securities have a weighted average coupon of 6.5% and have a maturity of August 2032.

     The maximum and minimum lending rates for long-term mortgage loans during 2002 were 7.66% and 2.99%. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

     The maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 66.7% on commercial properties. As of December 31, 2002, the Company held no mortgages with interest more than 180 days overdue. Total interest due, as of December 31, 2002 is $0.


5.   Derivative Financial Instruments Held for Purposes Other than Trading

     The Company enters into interest rate and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks, which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to, assets, liabilities, or future cash flows, which the Company has acquired or incurred. Hedge accounting practices are supported by cash flow matching, scenario testing and duration matching.

     The Company uses interest rate swaps to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities. Interest rate swap agreements generally involve the exchange of fixed and floating interest payments over the life of the agreement without an exchange of the underlying principal amount. Currency swap agreements generally involve the exchange of local and foreign currency payments over the life of the agreements without an exchange of the underlying principal amount. Interest rate cap and interest rate floor agreements owned entitle the Company to receive payments to the extent reference interest rates exceed or fall below strike levels in the contracts based on the notional amounts.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

5. Derivative Financial Instruments Held for Purposes Other than Trading (continued)

     Premiums paid for the purchase of interest rate contracts are included in other invested assets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

     Amounts paid or received, if any, from such contracts are included in interest expense or income. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets.

     Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

     Interest rate contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives are recorded as investment income. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties' credit standing, collateral agreements, and master netting agreements.

     The Company is exposed to credit loss in the event of nonperformance by counterparties on interest rate contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

5. Derivative Financial Instruments Held for Purposes Other than Trading (continued)

     The table below summarizes the Company's interest rate contracts included in other invested assets at December 31, 2002 and 2001:

                                                                                  Notional Amount  Carrying Value     Fair Value
                                                                                  ---------------  ---------------  ---------------
                                                                                                   (In Thousands)


     December 31, 2002
     Interest rate contracts
       Swaps                                                                      $    1,146,498   $            -   $     (138,473)
       Caps and floors                                                                   548,465            3,393            1,296
                                                                                  ---------------  ---------------  ---------------
     Total derivatives                                                            $    1,694,963   $        3,393   $     (137,177)
                                                                                  ===============  ===============  ===============


                                                                                  Notional Amount  Carrying Value     Fair Value
                                                                                  ---------------  ---------------  ---------------
                                                                                                   (In Thousands)
     December 31, 2001
     Interest rate contracts:
       Swaps                                                                      $      921,000   $          936   $      (56,090)
       Caps and floors                                                                   298,465              547            2,302
                                                                                  ---------------  ---------------  ---------------
     Total derivatives                                                            $    1,219,465   $        1,483   $      (53,788)
                                                                                  ===============  ===============  ===============


6.   Concentrations of Credit Risk

     The Company held less-than-investment-grade bonds with an aggregate book value of $435,061,000 and $520,834,000 and with an aggregate market value of $413,437,000 and $477,494,000 at December 31, 2002 and 2001,
     respectively. Those holdings amounted to 7.1% of the Company's investments in bonds and 5.6% of total admitted assets at December 31, 2002. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

     The Company held unrated bonds of $204,268,000 and $357,815,000 with an aggregate NAIC market value of $208,297,000 and $356,506,000 at December 31, 2002 and 2001, respectively. The carrying value of these holdings amounted to 3.3% of the Company's investment in bonds and 2.6% of the Company's total admitted assets at December 31, 2002.

     At December 31, 2002, the Company's commercial mortgages involved a concentration of properties located in California (11.6%) and Pennsylvania (9.9%). The remaining commercial mortgages relate to properties located in 37 other states. The portfolio is well diversified; covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $23,935,000.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

7.   Annuity Reserves

     At December 31, 2002 and 2001, the Company's annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                         December 31, 2002
                                                                                      Amount           Percent
                                                                                  --------------   --------------
                                                                                  (In Thousands)


     Subject to discretionary withdrawal (with adjustment):
       With market value adjustment                                               $   4,447,295          56%
       At book value less surrender charge                                            1,635,038          21
                                                                                  --------------   --------------
     Subtotal                                                                         6,082,333          77
     Subject to discretionary withdrawal (without adjustment) at book
       value with minimal or no charge or adjustment                                  1,194,281          15
     Not subject to discretionary withdrawal                                            641,496           8
                                                                                  --------------   --------------
     Total annuity reserves and deposit fund liabilities before reinsurance           7,918,110         100%
                                                                                                   ==============
     Less reinsurance ceded                                                             895,734
                                                                                  --------------
     Net annuity reserves and deposit fund liabilities                            $   7,022,376
                                                                                  ==============



                                                                                         December 31, 2001
                                                                                      Amount           Percent
                                                                                  --------------   --------------
                                                                                  (In Thousands)


     Subject to discretionary withdrawal (with adjustment):
       With market value adjustment                                               $   3,927,063          55%
       At book value less surrender charge                                            1,568,029          22
                                                                                  --------------   --------------
     Subtotal                                                                         5,495,092          77
     Subject to discretionary withdrawal (without adjustment) at book
       value with minimal or no charge or adjustment                                  1,030,501          15
     Not subject to discretionary withdrawal                                            588,714           8
                                                                                  --------------   --------------
     Total annuity reserves and deposit fund liabilities before reinsurance           7,114,307         100%
                                                                                                   ==============
     Less reinsurance ceded                                                             744,333
                                                                                  --------------
     Net annuity reserves and deposit fund liabilities                            $   6,369,974
                                                                                  ==============

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

8.   Reinsurance

     The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. As of December 31, 2002, the Company's retention limit for acceptance of risk on life insurance policies had been set at various levels up to $500,000.

     To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

     Assumed premiums amounted to $136,400,000 and $147,163,000 for the years ended December 31, 2002 and 2001, respectively.

     The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                          (In Thousands)


     Premiums                                                                     $     260,544    $     234,110
     Benefits paid or provided                                                           9,447            6,950
     Policy and contract liabilities at year end                                  $     896,762    $     775,452



9.   Federal Income Taxes

     The Company joins in filing a consolidated federal income tax return with its parent, Equitable, and other affiliates. The method of tax allocation is governed by a written tax sharing agreement. The tax sharing agreement provides that each member of the consolidated return shall reimburse Equitable for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate.

     Significant components of income taxes incurred as of December 31 are:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                          (In Thousands)


     Current income taxes incurred consist of the following major components:
       Federal taxes on operations                                                $      41,015    $      49,747
       Federal taxes on capital gains                                                    (6,049)           7,981
                                                                                  --------------   --------------
     Total current taxes incurred                                                 $      34,966    $      57,728
                                                                                  ==============   ==============

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

9.   Federal Income Taxes (continued)

     The components of the net deferred tax asset/(liability) at December 31 are as follows:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                          (In Thousands)


     Total gross deferred tax assets                                              $      70,328    $      63,290
     Total deferred tax liabilities                                                        (231)            (481)
                                                                                  --------------   --------------
     Net deferred tax asset                                                              70,097           62,809
     Deferred tax asset non-admitted                                                    (54,496)         (55,833)
                                                                                  --------------   --------------
     Net admitted deferred tax asset                                                     15,601            6,976
                                                                                  ==============   ==============
     Decrease (increase) in non-admitted asset                                    $       1,337    $     (25,312)
                                                                                  ==============   ==============

     The main components of deferred tax assets and deferred tax liabilities are as follows:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                          (In Thousands)


     Deferred tax assets resulting from book/tax differences in:
       Investments                                                                $      32,290    $      17,875
       Deferred acquisition costs                                                        23,431           26,735
       Guaranty assessments                                                               4,339            5,596
       Insurance reserves                                                                 8,423            8,957
       Unrealized loss on investments                                                       499            3,309
       Other                                                                              1,346              818
                                                                                  --------------   --------------
     Total deferred tax assets                                                           70,328           63,290
     Deferred tax assets non-admitted                                                   (54,496)         (55,833)
                                                                                  --------------   --------------
     Admitted deferred tax assets                                                        15,832            7,457

     Deferred tax liabilities resulting from book/tax differences in:
       Due and deferred premiums                                                            231              481
                                                                                  --------------   --------------
     Total deferred tax liabilities                                                         231              481
                                                                                  --------------   --------------
     Net admitted deferred tax asset                                              $      15,601    $       6,976
                                                                                  ==============   ==============

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

9.   Federal Income Taxes (continued)

     The change in net deferred income taxes in comprised of the following:

                                                                                                    December 31
                                                                                       2002             2001            Change
                                                                                  --------------   --------------   --------------
                                                                                                   (In Thousands)


     Total deferred tax assets                                                    $      70,328    $      63,290    $       7,038
     Total deferred tax liabilities                                                         231              481             (250)
                                                                                  --------------   --------------   --------------
     Net deferred tax asset                                                       $      70,097    $      62,809            7,288
                                                                                  ==============   ==============
     Tax effect of items in surplus:
       Unrealized gains (losses)                                                                                            2,278
                                                                                                                    --------------
     Change in net deferred income tax                                                                              $       9,566
                                                                                                                    ==============

     The provision for federal income taxes expense and change in deferred taxes differs from the amount obtained applying the statutory federal income tax rate to income (including capital losses) before income taxes for the following reasons:

                                                                                   Year ended
                                                                                   December 31,
                                                                                       2002
                                                                                  --------------
                                                                                  (In Thousands)


     Ordinary income                                                              $     108,357
     Capital losses                                                                     (48,154)
                                                                                  --------------
     Total pre-tax book income                                                    $      60,203
                                                                                  ==============

     Provision computed at statutory rate                                         $      21,071
     Audit settlement not provided for                                                    5,185
     Interest maintenance reserve                                                         2,606
     Nondeductible general expenses                                                          22
     Refinement of deferred tax balances                                                 (3,488)
     Other                                                                                    4
                                                                                 ---------------
     Total                                                                       $       25,400
                                                                                 ===============

     Federal income taxes incurred                                               $       34,966
     Change in net deferred income taxes                                                 (9,566)
                                                                                 ---------------
     Total statutory income taxes                                                $       25,400
                                                                                 ===============

     The amount of federal income taxes incurred that will be available for recoupment in the event of future net losses is $0 and $6,791,473 from 2002 and 2001, respectively.

     The Company has a recoverable of $6,561,673 at December 31, 2002 and had a payable of $17,114,498 at December 31, 2001 for federal income taxes under the intercompany tax sharing agreement.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

10.  Capital and Surplus

     Under Oklahoma insurance regulations, the Company is required to maintain a minimum total capital and surplus of $750,000. Additionally, the amount of dividends which can be paid by the Company to its stockholder without prior approval of the Oklahoma Insurance Department is limited to the greater of 10% of statutory surplus or the statutory net gain from operations.


11.  Fair Values of Financial Instruments

     Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts. The carrying amounts and fair values of the Company's financial instruments are summarized as follows:


                                                                                    December 31, 2002         December 31, 2001
                                                                                  --------------------------------------------------
                                                                                   Carrying       Fair       Carrying       Fair
                                                                                     Amount       Value        Amount       Value
                                                                                  -----------  -----------  -----------  -----------
                                                                                                    (In Thousands)


     Assets:
       Bonds                                                                      $6,116,495   $6,336,335   $5,285,956   $5,349,883
       Preferred stocks                                                                1,088        1,088          134          134
       Unaffiliated common stocks                                                          -            -           22           22
       Mortgage loans                                                              1,483,855    1,632,720    1,659,518    1,738,458
       Policy loans                                                                   32,454       32,454       32,732       32,732
       Derivative securities                                                           3,393     (137,177)       1,483      (53,788)
       Short-term investments                                                          5,650        5,650       84,678       84,678
       Cash                                                                            3,466        3,466       18,170       18,170
       Indebtedness from related parties                                                  25           25        3,945        3,945
       Receivable for securities                                                       2,873        2,873        4,268        4,268

     Liabilities:
       Individual and group annuities                                              6,775,875    6,621,753    6,339,976    6,218,709
       Deposit type contract                                                         246,501      258,945      232,745      247,377
       Indebtedness to related parties                                                22,147       22,147        6,548        6,548
       Payable for securities                                                              -            -      101,206      101,206


     The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

11.  Fair Values of Financial Instruments (continued)

          Cash and short-term investments:  The carrying amounts reported in the
          accompanying   balance   sheets   for  these   financial   instruments
          approximate their fair values.

          Fixed maturities and equity securities: The fair values for bonds, preferred stocks and common stocks, reported herein, are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, collateralized mortgage obligations and other mortgage derivative investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 0% and 15% over the total portfolio. Fair values determined on this basis can differ from values published by the NAIC Securities Valuation Office. Market value as determined by the NAIC as of December 31, 2002 and 2001 is $6,154,770,000 and $5,317,444,000,
          respectively.

          Mortgage loans: Estimated market values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

          Derivative financial instruments: Fair values for on-balance-sheet derivative financial instruments (caps, options and floors) and off-balance-sheet derivative financial instruments (swaps) are based on broker/dealer valuations or on internal discounted cash flow pricing models taking into account current cash flow assumptions and the counterparties' credit standing.

          Other investment-type insurance contracts: The fair values of the Company's deferred annuity contracts are estimated based on the cash surrender values. The carrying values of other policyholder liabilities, including immediate annuities, dividend accumulations, supplementary contracts without life contingencies, and premium deposits, approximate their fair values.

          The carrying value of all other financial instruments approximates their fair value.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

12.  Commitments and Contingencies

     The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of pending lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.

     The Company has committed to provide additional capital contributions of $42,012,000 in partnership investments at December 31, 2002.


13.  Financing Agreements

     The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which expires July 31, 2003, the Company can borrow up to $75,000,000 from the Bank. Interest on any borrowing accrues at an annual rate equal to: the cost of funds for the Bank for the period applicable for the advance plus 0.225% or a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $20,000 for the year ended December 31, 2002. At December 31, 2002, the Company had $0 payable to the Bank.

     The Company also maintains a revolving loan agreement with Bank of New York, New York (the "Bank"). Under this agreement, the Company can borrow up to $100,000,000 from the Bank. Interest on any of the Company borrowing accrues at an annual rate equal to: the cost of funds for the Bank for the period applicable for the advance plus 0.225% or a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $31,000 for the year ended December 31, 2002. At December 31, 2002, the Company had $0 payable to the Bank.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

14.  Related Party Transactions

     Affiliates

     Management and service contracts and all cost sharing arrangements with other affiliated ING US life insurance companies are allocated among companies in accordance with normal, generally accepted expense and cost allocation methods.

     Investment Management: The Company has entered into an investment advisory agreement and an administrative services agreement with ING Investment Management, LLC ("IIM") under which IIM provides the Company with investment management and asset liability management services. Total fees under the agreement were approximately $19,698,000 and $17,852,000 for the year ended December 31, 2002 and 2001, respectively.

     Inter-insurer Services Agreement: The Company has entered into a services agreement with certain of its affiliated insurance companies in the United States ("affiliated insurers") whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting and other services to each other. Net amounts received under these agreements were $31,437,000 and $19,154,000 for the year ended December 31, 2002 and 2001, respectively.

     Tax Sharing Agreements: The Company has entered into federal tax sharing agreements with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The Company has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax or other tax return on a consolidated, combined or unitary basis.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

15.  Guaranty Fund Assessments

     Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premiums companies collect in that state.

     The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (NOLHGA) and the amount of premiums written in each state. The Company reduces the accrual by credits allowed in some states to reduce future premium taxes by a portion of assessments in that state. The Company has estimated this liability to be $12,397,000 and 15,988,000 as of December 31, 2002 and 2001, respectively and has recorded a reserve. The Company has also recorded an asset of $2,451,000 and $5,447,000 as of December 31, 2002 and 2001, respectively, for future credits to premium taxes for assessments already paid.


16.  Regulatory Risk-Based Capital

     Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2002, USG Annuity & Life Company meets the RBC requirements.

                                                                    EXHIBIT 99.5

                          USG Annuity & Life Company
                         Balance Sheet - Statutory Basis
--------------------------------------------------------------------------------

                                                                                  September 30,
                                                                                      2003
                                                                                 (In Thousands)
                                                                                 --------------


Admitted assets Cash and invested assets:
    Bonds                                                                         $  6,118,513
    Preferred stocks                                                                     1,273
    Mortgage loans                                                                   1,494,360
    Real estate                                                                          3,743
    Policy loans                                                                        31,921
    Other invested assets                                                              102,237
    Cash and short-term investments                                                     38,475
                                                                                  -------------
Total cash and invested assets                                                       7,790,522

Deferred and uncollected premiums                                                          360
Accrued investment income                                                               77,796
Reinsurance balances recoverable                                                           597
Indebtedness from related parties                                                          384
Federal income tax recoverable                                                          39,903
Other assets                                                                             1,576
                                                                                  -------------
Total admitted assets                                                             $  7,911,138
                                                                                  =============
Liabilities and capital and surplus
Liabilities:
    Policy and contract liabilities:
      Life and annuity reserves                                                      6,863,230
      Deposit type contracts                                                           230,684
      Policyholders' funds                                                                  43
      Unpaid claims                                                                        957
                                                                                  -------------
    Total policy and contract liabilities                                            7,094,914

    Accounts payable and accrued expenses                                               41,931
    Indebtedness to related parties                                                     21,035
    Interest maintenance reserve                                                        33,230
    Contingency reserve                                                                     75
    Asset valuation reserve                                                             53,269
    Borrowed money                                                                     230,447
    Payable for securities                                                              83,330
                                                                                  -------------
    Total liabilities                                                                7,558,231

Capital and surplus:
    Common stock                                                                         2,500
    Additional paid-in capital                                                         316,963
    Unassigned surplus                                                                  33,444
                                                                                  -------------
Total capital and surplus                                                              352,907
                                                                                  -------------
Total liabilities and capital and surplus                                         $  7,911,138
                                                                                  =============

                           USG Annuity & Life Company
                   Statements of Operations - Statutory Basis
--------------------------------------------------------------------------------

                                                                                  Nine months ended September 30,
                                                                                        2003            2002
                                                                                  --------------   --------------
                                                                                          (In Thousands)


Premiums and other revenues:
  Life, annuity, and accident and health premiums                                 $     279,075    $   1,151,696
  Policy proceeds and dividends left on deposit                                           5,877            6,694
  Net investment income                                                                 346,810          411,994
  Amortization of interest maintenance reserve                                           (3,298)          (6,073)
  Commissions, expense allowances and reserve adjustments
    on reinsurance ceded                                                                 16,395           10,725
  Other income                                                                              203            9,108
                                                                                  --------------   --------------
Total premiums and other revenues                                                       645,062        1,584,144

Benefits paid or provided:
  Death benefits                                                                          3,933          110,810
  Annuity benefits                                                                      191,961          194,775
  Surrender benefits                                                                    389,140          435,457
  Interest on policy or contract funds                                                    4,541            5,111
  Other benefits                                                                              3                8
  Life contract withdrawals                                                               5,200            4,698
Change in life, annuity, and accident and health reserves                                 3,316          653,995
                                                                                  --------------   --------------
Total benefits paid or provided                                                         598,094        1,404,854

Insurance expenses:
  Commissions                                                                            50,487           71,220
  General expenses                                                                       24,408           23,635
  Insurance taxes, licenses and fees, excluding federal income taxes                      1,782              767
  Other                                                                                     (36)             933
                                                                                  --------------   --------------
Total insurance expenses                                                                 76,641           96,555
                                                                                  --------------   --------------
Gain (loss) from operations before federal income
  taxes and net realized capital losses                                                 (29,673)          82,735

Federal income taxes                                                                    (21,514)          35,765
                                                                                  --------------   --------------
Gain from operations before net realized capital losses                                  (8,159)          46,970

Net realized capital gains or (losses), net of income
  taxes 2003 - $14,234; 2002 - $0 and excluding net
  transfers to the interest maintenance reserve 2003 - $(9,764); 2002 - $0
                                                                                        (29,176)         (29,856)
                                                                                  --------------   --------------
Net income (loss)                                                                 $     (37,335)   $      17,114
                                                                                  ==============   ==============

                           USG Annuity & Life Company
         Statements of Changes in Capital and Surplus - Statutory Basis
--------------------------------------------------------------------------------

                                                                                  Nine months ended September 30,
                                                                                        2003            2002
                                                                                  --------------   --------------
                                                                                          (In Thousands)


Common stock:
  Balance at beginning and end of year                                            $       2,500    $       2,500

Paid-in and contributed surplus:
  Balance at beginning and end of year                                                  316,963          286,963

Unassigned surplus:
  Balance at beginning of year                                                           66,723           19,994
  Net income                                                                            (37,335)          17,114
  Change in net unrealized capital gains or losses                                        3,085           (8,420)
  Change in nonadmitted assets                                                            3,844           (7,012)
  Change in asset valuation reserve                                                      (2,635)          13,348
  Change in net deferred income tax                                                        (238)           8,456
  Other adjustments                                                                           -              344
                                                                                  --------------   --------------
  Balance at end of year                                                                 33,444           43,824

Total capital and surplus                                                         $     352,907    $     333,287
                                                                                  ==============   ==============

                           USG Annuity & Life Company
         Statements of Changes in Capital and Surplus - Statutory Basis
--------------------------------------------------------------------------------

                                                                                  Nine months ended September 30,
                                                                                        2003            2002
                                                                                  --------------   --------------
                                                                                          (In Thousands)


Operations
Premiums, policy proceeds, and other
  considerations received, net of reinsurance paid                                $     279,055    $   1,158,497
Net investment income received                                                          453,000          470,113
Commission and expense allowances received on reinsurance ceded                         (76,234)          10,725
Benefits paid                                                                          (597,706)        (766,933)
Insurance expenses paid                                                                       -          (87,379)
Federal income taxes (paid) received                                                     (7,368)         (41,719)
Net other (expenses) revenues                                                            23,350            7,774
                                                                                  --------------   --------------
Net cash provided by operations                                                          74,097          751,078

Investments
Proceeds from sales, maturities, or repayments of investments:
  Bonds                                                                               6,410,635        6,569,984
  Stocks                                                                                      -              357
  Mortgage loans                                                                        239,479          180,517
  Other invested assets                                                                   2,643            6,190
  Miscellaneous proceeds                                                                 86,405                -
  Net tax on capital gains                                                                    -            2,375
                                                                                  --------------   --------------
Net proceeds from sales, maturities, or repayments of investments                     6,739,162        6,759,423

Cost of investments acquired:
  Bonds                                                                               6,509,956        7,668,436
  Preferred stocks                                                                          185              142
  Mortgage loans                                                                        249,957           23,347
  Real estate                                                                             2,708                -
  Other invested assets                                                                   5,599           11,911
  Miscellaneous applications                                                             56,243                -
                                                                                  --------------   --------------
Total cost of investments acquired                                                    6,824,648        7,703,836

Net increase (decrease)  in policy loans                                                 (1,309)             441
                                                                                  --------------   --------------
Net cash used in investment activities                                                   86,876         (944,854)

Financing and miscellaneous activities
Cash provided (used):
  Borrowed money                                                                         45,998          147,060
  Net deposits on deposit-type contract funds                                           (15,814)         (28,233)
  Other sources                                                                          11,954          (11,699)
                                                                                  --------------   --------------
Net cash provided by financing and miscellaneous activities                              42,138          107,128

Net change in cash and short-term investments                                            29,359          (86,648)
Cash and short-term investments:
  Beginning of year                                                                       9,116          102,848
                                                                                  --------------   --------------
  End of year                                                                     $      38,475    $      16,200
                                                                                  ==============   ==============

                                                                    EXHIBIT 99.6


                         Report of Independent Auditors


Board of Directors and Stockholder
United Life & Annuity Insurance Company

We have audited the accompanying statutory basis balance sheets of United Life & Annuity Insurance Company ("the Company" and a wholly owned subsidiary of ING
America Insurance Holdings, Inc.) as of December 31, 2002 and 2001, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Iowa (Iowa Insurance Department), which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are described in
Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of United Life & Annuity Insurance Company at December 31, 2002 and 2001 or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of United Life & Annuity Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Iowa Insurance Department.

As discussed in Note 3 to the financial statements, in 2001 the Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Iowa Insurance Department.


                                                           /s/ Ernst & Young LLP

April 25, 2003

                     United Life & Annuity Insurance Company
                        Balance Sheets - Statutory Basis
--------------------------------------------------------------------------------

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                           (In Thousands)


Admitted assets Cash and invested assets:
     Bonds                                                                        $     608,870    $     673,753
     Common stocks                                                                           10              145
     Subsidiary                                                                              25               25
     Mortgage loans                                                                      34,829           31,004
     Real estate, properties held for sale                                                    -               37
     Policy loans                                                                           933            1,028
     Other invested assets                                                               13,908            8,323
     Cash and short-term investments                                                     14,741           18,299
                                                                                  --------------   --------------
Total cash and invested assets                                                          673,316          732,614

Deferred and uncollected premiums                                                           (30)               -
Accrued investment income                                                                 8,523           10,002
Reinsurance balances recoverable                                                            112                -
Indebtedness from related parties                                                             -               19
Federal income tax recoverable, including a deferred
   tax asset of $5,385                                                                    6,791            4,761
Separate account assets                                                                  64,410          103,520
Other assets                                                                                375              117
                                                                                  --------------   --------------
Total admitted assets                                                             $     753,497    $     851,033
                                                                                  ==============   ==============

                                        3

                     United Life & Annuity Insurance Company
                  Balance Sheets - Statutory Basis (continued)
--------------------------------------------------------------------------------

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                           (In Thousands)
                                                                                       except share amounts)


Liabilities and capital and surplus
Liabilities:
  Policy and contract liabilities:
     Life and annuity reserves                                                    $     586,755    $     655,796
     Deposit type contracts                                                              14,926           16,982
     Unpaid claims                                                                           25                -
                                                                                  --------------   --------------
  Total policy and contract liabilities                                                 601,706          672,778

     Interest maintenance reserve                                                           188                -
     Accounts payable and accrued expenses                                                1,485            2,369
     Indebtedness to related parties                                                      1,634              926
     Asset valuation reserve                                                              5,743            8,652
     Other liabilities                                                                   (2,875)          (3,851)
     Separate account liabilities                                                        64,410          103,520
                                                                                  --------------   --------------
Total liabilities                                                                       672,291          784,394

Capital and surplus:
   Common stock: authorized - 4,200,528 shares of $2.00 par
     value, 4,200,528 issued and outstanding                                              8,401            8,401
   Additional paid-in capital                                                            41,241           41,241
   Unassigned surplus                                                                    31,564           16,997
                                                                                  --------------   --------------
Total capital and surplus                                                                81,206           66,639
                                                                                  --------------   --------------
Total liabilities and capital and surplus                                         $     753,497    $     851,033
                                                                                  ==============   ==============

See accompanying notes - statutory basis.

                     United Life & Annuity Insurance Company
                   Statements of Operations - Statutory Basis
--------------------------------------------------------------------------------

                                                                                      Year ended December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                           (In Thousands)


Premiums and other revenues:
   Life, annuity, and accident and health premiums                                $       1,228    $       2,205
   Policy proceeds and dividends left on deposit                                            205              217
   Net investment income                                                                 44,256           55,342
   Amortization of interest maintenance reserve                                           1,656              922
   Commissions, expense allowances and reserve adjustments
      on reinsurance ceded                                                                  502              643
   Other income                                                                           1,598            4,052
                                                                                  --------------   --------------
Total premiums and other revenues                                                 $      49,445    $      63,381
                                                                                  ---------------  --------------
Benefits paid or provided:
   Annuity benefits                                                                      20,309           25,765
   Surrender benefits                                                                   100,443          150,071
   Interest on policy or contract funds                                                     598           (2,997)
   Other benefits                                                                            25                -
   Life contract withdrawals                                                              1,170              596
   Decrease in life, annuity, and accident and health reserves                          (69,041)        (112,483)
   Net transfers from separate accounts                                                 (17,382)         (18,868)
                                                                                  --------------   --------------
Total benefits paid or provided                                                          36,122           42,084

Insurance expenses:
   Commissions                                                                              611              695
   General expenses                                                                       1,877            3,649
   Insurance taxes, licenses and fees, excluding federal
     income taxes                                                                          (536)             231
   Other                                                                                      4              655
                                                                                  --------------   --------------
Total insurance expenses                                                                  1,956            5,230
                                                                                  --------------   --------------
                                                                                         38,078           47,314
                                                                                  --------------   --------------

                                        5

                     United Life & Annuity Insurance Company
             Statements of Operations - Statutory Basis (continued)
--------------------------------------------------------------------------------

                                                                                      Year ended December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                           (In Thousands)


Gain from operations before federal income taxes and net
   realized capital (losses) gains
                                                                                  $      11,367    $      16,067
Federal income taxes                                                                     (5,786)           3,039
                                                                                  --------------   --------------
Gain from operations before net realized capital (losses) gains                          17,153           13,028
Net realized capital (losses) gains net of income taxes 2002 -
  ($3,926), 2001 - $0 and excluding net transfers to the
  interest maintenance reserve 2002- ($2,310); 2001- ($5,545)                            (5,602)             333
                                                                                  --------------   --------------
Net income                                                                        $      11,551    $      13,361
                                                                                  ==============   ==============

See accompanying notes - statutory basis.

                     United Life & Annuity Insurance Company
          Statements of Changes in Capital and Surplus-Statutory Basis
--------------------------------------------------------------------------------

                                                                                      Year ended December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                           (In Thousands)


Common stock:
   Balance at beginning and end of year                                           $       8,401    $       8,401
                                                                                  --------------   --------------
Additional paid-in capital:
   Balance at beginning and end of year                                                  41,241           41,241
                                                                                  --------------   --------------
Unassigned surplus:
   Balance at beginning of year                                                          16,997             (226)
   Net income                                                                            11,551           13,361
   Change in net unrealized capital gains or losses                                      (1,396)           1,927
   Change in nonadmitted assets                                                          (5,406)           7,268
   Change in asset valuation reserve                                                      2,909           (1,277)
   Change in net deferred income tax                                                      7,388             (505)
   Change in accounting principle, net of tax                                                 -            1,528
   Other adjustments                                                                       (479)          (5,079)
                                                                                  --------------   --------------
   Balance at end of year                                                                31,564           16,997
                                                                                  --------------   --------------
Total capital and surplus                                                         $      81,206    $      66,639
                                                                                  ==============   ==============

See accompanying notes - statutory basis.

                     United Life & Annuity Insurance Company
                   Statements of Cash Flows - Statutory Basis
--------------------------------------------------------------------------------

                                                                                      Year ended December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                           (In Thousands)


Operations
Premiums, policy proceeds, and other considerations received,
  net of reinsurance paid                                                         $       1,424    $         715
Net investment income received                                                           47,009           55,810
Commission and expense allowances received on reinsurance ceded                              27              643
Benefits paid                                                                          (125,136)        (173,108)
Net transfers from separate accounts                                                     19,650           21,767
Insurance expenses paid                                                                  (2,613)          (4,891)
Federal income taxes received (paid)                                                      1,697           (6,898)
Other revenues in excess of expenses                                                      1,252            1,593
                                                                                  --------------   --------------
Net cash used in operations                                                             (56,690)        (104,369)

Investments
Proceeds from sales, maturities, or repayments of investments:
   Bonds                                                                                697,696          509,231
   Common stocks                                                                              -              121
   Mortgage loans                                                                         3,117           10,319
   Real estate                                                                               53                -
   Other invested assets                                                                     82              139
   Net losses on cash & short term investments                                             (262)            (150)
   Miscellaneous proceeds                                                                   607             (296)
                                                                                  --------------   --------------
Net proceeds from sales, maturities, or repayment of investments                        701,293          519,364

Cost of investments acquired:
   Bonds                                                                                632,726          407,492
   Mortgage loans                                                                         7,078           13,140
   Real estate                                                                                -              280
   Other invested assets                                                                    229              528
   Miscellaneous applications                                                             9,273                -
                                                                                  --------------   --------------
Total cost of investments acquired                                                      649,306          421,440

Net decrease in policy loans                                                                 95              734
                                                                                  --------------   --------------
Net cash provided by investment activities                                        $      52,082    $      98,658


                     United Life & Annuity Insurance Company
             Statements of Cash Flows - Statutory Basis (continued)
--------------------------------------------------------------------------------

                                                                                      Year ended December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                           (In Thousands)


Financing and miscellaneous activities
Cash provided:
   Capital and surplus paid-in                                                    $           -    $       1,528
   Borrowed money                                                                             -                4
   Net deposits on deposit-type contract funds                                           (2,938)          (5,592)
   Other sources                                                                          3,988           16,762
                                                                                  --------------   --------------
Net cash provided by financing and miscellaneous activities                               1,050           12,702
                                                                                  --------------   --------------
Net (decrease) increase in cash and short-term investments                               (3,558)           6,991
Cash and short-term investments:
   Beginning of year                                                                     18,299           11,308
                                                                                  --------------   --------------
   End of year                                                                    $      14,741    $      18,299
                                                                                  ==============   ==============

See accompanying notes - statutory basis.

                     United Life & Annuity Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies

     United Life & Annuity Insurance Company (the Company) is domiciled in Iowa and is a wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"). The primary insurance products offered by the Company are annuity related. The Company also offers life and health insurance products, however all life and health business is ceded to other insurers. The Company is presently licensed in 47 states, the District of Columbia and Puerto Rico.

     The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

     Basis of Presentation

     The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Iowa (Iowa Insurance Department), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The most significant variances from GAAP are as follows:

     Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder's equity for those designated as available-for-sale.

     Investments in real estate are reported net of related obligations rather than on a gross basis as under GAAP. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Basis of Presentation (continued)

     The Company invests in structured securities including mortgage-backed securities/collateralized mortgage obligations, asset-backed securities, collateralized debt obligations, and commercial mortgage-backed securities. For these structured securities, management compares the undiscounted cash flows to the carrying value. An other than temporary impairment is considered to have occurred when the undiscounted cash flows are less than the carrying value. For structured securities, when a negative yield results from a revaluation based on new prepayment assumptions (i.e., undiscounted cash flows are less than current book value), an other than temporary impairment is considered to have occurred and the asset is written down to the value of the undiscounted cash flows. For GAAP, assets are re-evaluated based on the discounted cash flows using a current market rate. Impairments are recognized when there has been an adverse change in cash flows and the fair value is less than book. The asset is then written down to fair value.

     When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss accounted for as a realized loss.

     Valuation Reserves: The asset valuation reserve ("AVR") is determined by an NAIC-prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

     Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral is reported as the interest maintenance reserve
     (IMR) in the accompanying balance sheets.

     Realized gains and losses on investments are reported in operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines is charged to income.

     Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Basis of Presentation (continued)

     The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

     Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

     Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

     Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

     Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners' Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Basis of Presentation (continued)

     Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the
     treaty  be  recorded  as  an  offsetting   liability  and  charged  against
     unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

     Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

     Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

     Subsidiary: The accounts and operations of the Company's subsidiary are not consolidated with the accounts and operations of the Company as would be required under GAAP.

     Nonadmitted Assets: Certain assets designated as "nonadmitted," principally deferred federal income tax assets, disallowed interest maintenance reserves, non-operating software, past-due agents' balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

     Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Basis of Presentation (continued)

     Deferred Income Taxes Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are non-admitted.
     Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

     Statements of Cash Flows: Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

     Reconciliation to GAAP

     The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

     Other significant accounting practices are as follows:

     Investments

     Bonds,   preferred  stocks,  common  stocks,   short-term  investments  and
     derivative instruments are stated at values prescribed by the NAIC, as follows:

          Bonds not backed by other loans are principally stated at amortized cost using the interest method.

          Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher-risk asset backed securities, which are valued using the prospective method.

          Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/(losses) are reported in unassigned surplus along with adjustment for federal income taxes.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Investments (continued)

          The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of the time and the extent to which the market value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amount due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

          In addition, the Company invests in structured securities including mortgage-backed securities/collateralized mortgage obligations, asset-backed securities, collateralized debt obligations, and commercial mortgage-backed securities. For these structured securities, management compares the undiscounted cash flows to the carrying value. An other than temporary impairment is considered to have occurred when the undiscounted cash flows are less than the carrying value.

          When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss accounted for as a realized loss.

          The Company's noninsurance subsidiary is carried at cost.

          Mortgage loans are reported at amortized cost, less allowance for impairments.

          Policy loans are reported at unpaid principal balances.

          Real  estate  is  reported  at  depreciated   cost.   Depreciation  is
          calculated on a straight-line basis over the estimated useful lives of the properties.

          Short-term investments are reported at amortized cost. Short-term investments include investments with maturities of less than one year at the date of acquisition.

          Other invested assets are reported at amortized cost using the effective interest method. Other invested assets primarily consist of joint ventures and partnership interests.

          Realized capital gains and losses are determined using the specific identification basis.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Aggregate Reserve for Life Policies and Contracts

     Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 3.00% to 10.00%.

     The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company's practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

     The methods used in valuation of substandard policies are as follows:

          For life, endowment and term policies issued substandard, the standard reserve during the premium-paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

          For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

     For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

     The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The tabular interest of funds not involving life contingencies is calculated as the current year reserves, plus payments, less prior year reserves, less funds added.

     Reinsurance

     Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contract and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Nonadmitted Assets

     Nonadmitted assets are summarized as follows:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                           (In Thousands)
                                                                                       except share amounts)


     Deferred federal income taxes                                                $      12,176    $       5,639
     Agents' debit balances                                                                  22               37
     Disallowed Interest Maintenance Reserves                                                 -              466
     Other                                                                                  180              830
                                                                                  --------------   --------------
     Total nonadmitted assets                                                     $      12,378    $       6,972
                                                                                  ==============   ==============

     Changes in nonadmitted assets are generally reported directly in surplus as an increase or decrease in nonadmitted assets. Certain changes are reported directly in surplus as a change in unrealized capital gains or losses.

     Claims and Claims Adjustment Expenses

     Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2002. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claims payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company's obligations for claims incurred but unpaid as of December 31, 2002.

     Cash Flow Information

     Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments (with a maturity of less than one year at date of acquisition).

     The Company borrowed $91,220,000 and repaid $91,220,000 in 2002 and borrowed $28,650,000 and repaid $28,650,000 during 2001. These borrowings were on a short-term basis, at an interest rate that approximated current money market rates and exclude borrowings from reverse dollar repurchase transactions. Interest paid on borrowed money was $13,000 and $14,000 during 2002 and 2001, respectively.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Separate Accounts

     Separate account assets and liabilities held by the Company represent funds held for the benefit of the Company's variable annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders' account values. The assets and liabilities of these accounts are carried at fair value.

     Reserves related to the Company's mortality risk associated with these policies are included in annuity reserves. The operations of the separate accounts are not included in the accompanying statements of operations.

     Reclassifications

     Certain prior year amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2002 financial statement presentation.


2.   Permitted Statutory Basis Accounting Practices

     The  financial  statements  of the  Company are  presented  on the basis of
     accounting   practices  prescribed  or  permitted  by  the  Iowa  Insurance
     Department. The Iowa Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under the Iowa Insurance Laws. The National Association of Insurance Commissioners' (NAIC) Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Iowa . The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

     The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Iowa Department of Insurance. As of December 31, 2002 and 2001, the Company had no such permitted accounting practices.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

3.   Accounting Changes and Corrections of Errors

     The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Iowa.
     Effective January 1, 2001, the State of Iowa required that insurance companies domiciled in the State of Iowa prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Iowa insurance commissioner.

     Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.

     As a result of these changes,  the Company  reported a change of accounting
     principle,   as  an  adjustment  that  increased   unassigned  surplus,  by
     $1,528,000 as of January 1, 2001.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

4.   Investments

     The amortized cost and fair value of bonds and equity securities are as follows:


                                                                                                  Gross       Gross
                                                                                  Amortized    Unrealized   Unrealized     Fair
                                                                                     Cost         Gains       Losses       Value
                                                                                  ----------   ----------   ----------   ----------
                                                                                                   (In Thousands)


     At December 31, 2002:
     U.S. Treasury securities and obligations of U.S. government
       corporations and agencies                                                  $ 112,154    $   3,593    $       -    $ 115,747
     States, municipalities, and political subdivisions                                 452           39            -          491
     Public utilities securities                                                     22,776          853          780       22,849
     Corporate securities                                                           288,160       12,781        1,452      299,489
     Mortgage-backed securities                                                     128,750        6,063        1,149      133,664
     Other structured securities                                                     32,357          330        6,202       26,485
     Commercial mortgage-backed securities                                           24,221        1,465           62       25,624
                                                                                  ----------   ----------   ----------   ----------
     Total fixed maturities                                                         608,870       25,124        9,645      624,349
     Common stocks                                                                       20            8           18           10
                                                                                  ----------   ----------   ----------   ----------
     Total equity securities                                                             20            8           18           10
                                                                                  ----------   ----------   ----------   ----------
     Total                                                                        $ 608,890    $  25,132    $   9,663    $ 624,359
                                                                                  ==========   ==========   ==========   ==========



     At December 31, 2001:
     U.S. Treasury securities and obligations of U.S. government
       corporations and agencies                                                  $  83,712    $   1,013    $     662    $  84,063
     States, municipalities, and political subdivisions                                 430           22            -          452
     Public utilities securities                                                      1,392           58            -        1,450
     Corporate securities                                                           336,745       10,010        4,478      342,277
     Mortgage-backed securities                                                     184,916        6,257        2,031      189,142
     Other structured securities                                                     43,242          370        6,608       37,004
     Commercial mortgage-backed securities                                           23,381          211        1,815       21,777
                                                                                  ----------   ----------   ----------   ----------
     Total fixed maturities                                                         673,818       17,941       15,594      676,165
     Common stocks                                                                       67          120           42          145
                                                                                  ----------   ----------   ----------   ----------
     Total equity securities                                                             67          120           42          145
                                                                                  ----------   ----------   ----------   ----------
     Total                                                                        $ 673,885    $  18,061    $  15,636    $ 676,310
                                                                                  ==========   ==========   ==========   ==========

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

4.   Investments (continued)

     The amortized cost and fair value of investments in bonds at December 31, 2002, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                    Amortized           Fair
                                                                                       Cost             Value
                                                                                  --------------   --------------
                                                                                          (In Thousands)

     December 31, 2002
     Maturity:
       Due in 1 year or less                                                      $      45,649    $      46,347
       Due after 1 year through 5 years                                                 176,154          184,182
       Due after 5 years through 10 years                                               138,555          143,770
       Due after 10 years                                                                63,184           64,277
                                                                                  --------------   --------------
                                                                                        423,542          438,576
     Mortgage-backed securities                                                         128,750          133,664
     Other structured securities                                                         32,357           26,485
     Commercial mortgage-backed securities                                               24,221           25,624
                                                                                  --------------   --------------
     Total                                                                        $     608,870    $     624,349
                                                                                  ==============   ==============

     At December 31, 2002, investments in certificates of deposit and bonds, with an admitted asset value of $23,570,000, were on deposit with state insurance departments to satisfy regulatory requirements.

     Reconciliation of bonds from amortized cost to carrying value as of December 31, 2002 and 2001 is as follows:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                           (In Thousands)


     Amortized cost                                                               $     608,870    $     673,818
     Less nonadmitted bonds                                                                   -               65
                                                                                  --------------   --------------
     Carrying value                                                               $     608,870    $     673,753
                                                                                  ==============   ==============

     Proceeds from the sales of investments in bonds and other fixed maturity interest securities were $578,426,000 and $340,168,000 in 2002 and 2001, respectively. Gross gains of $14,407,000 and $9,174,000 and gross losses of $12,961,000 and $4,778,000 during 2002 and 2001, respectively, were realized on those sales. A portion of the gains realized in 2002 and 2001 has been deferred to future periods in the interest maintenance reserve.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

4.   Investments (continued)

     Major categories of net investment income are summarized as follows:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                           (In Thousands)


     Income:
       Bonds                                                                      $      42,754    $      53,574
       Mortgage loans                                                                     2,617            2,683
       Policy loans                                                                          27                7
       Company-occupied property                                                              -               40
       Other                                                                                635              979
                                                                                  --------------   --------------
     Total investment income                                                             46,033           57,283

     Investment expenses                                                                  1,777            1,941
                                                                                  --------------   --------------
     Net investment income                                                        $      44,256    $      55,342
                                                                                  ==============   ==============

     As part of its overall investment strategy, the Company has entered into agreements to purchase securities as follows:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                           (In Thousands)


     Investment purchase commitments                                              $         558    $       3,182
                                                                                  ==============   ==============


     The maximum and minimum lending rates for long-term mortgage loans during 2002 were 7.13% and 3.04%. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

     The maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 57.0% on commercial properties. As of December 31, 2002, the Company held no mortgages with interest more than 180 days overdue.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

5.   Concentrations of Credit Risk

     The Company held less-than-investment-grade bonds with an aggregate book value of $40,723,000 and $65,103,000 and with an aggregate market value of $40,582,000 and $60,181,000 at December 31, 2002 and 2001, respectively.
     Those holdings amounted to 6.69% of the Company's investments in bonds and 5.40% of total admitted assets at December 31, 2002. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

     The Company held unrated bonds of $17,624,000 and $17,683,000 with an aggregate NAIC market value of $17,726,000 and $17,206,000 at December 31, 2002 and 2001, respectively. The carrying value of these holdings amounted to 2.89% of the Company's investment in bonds and 2.34% of the Company's total admitted assets at December 31, 2002.

     At December 31, 2002, the Company's commercial mortgages involved a concentration of properties located in California (50%) and Pennsylvania (14%). The remaining commercial mortgages relate to properties located in 10 other states. The portfolio is well diversified; covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $6,430,000.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

6.   Annuity Reserves

     At December 31, 2002 and 2001, the Company's annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:



                                                                                         December 31, 2002
                                                                                      Amount           Percent
                                                                                  --------------   --------------
                                                                                           (In Thousands)


     Subject to discretionary withdrawal (with adjustment):
       With market value adjustment                                               $         890           - %
       At book value less surrender charge                                               94,326          14
       At fair value                                                                     61,499           9
                                                                                  --------------   --------------
     Subtotal                                                                           156,715          23
     Subject to discretionary withdrawal (without adjustment)
       at book value with minimal or no charge or adjustment                            482,267          73
     Not subject to discretionary withdrawal                                             25,543           4
                                                                                  --------------   --------------
     Total annuity reserves and deposit fund liabilities
       before reinsurance                                                               664,525         100 %
                                                                                                   ==============
     Less reinsurance ceded                                                               1,925
                                                                                  --------------
     Net annuity reserves and deposit fund liabilities                            $     662,600
                                                                                  ==============



                                                                                         December 31, 2001
                                                                                      Amount           Percent
                                                                                  --------------   --------------
                                                                                           (In Thousands)
     Subject to discretionary withdrawal (with adjustment):
       With market value adjustment                                               $         701           - %
       At book value less surrender charge                                              130,812          17
       At fair value                                                                     98,449          13
                                                                                  --------------   --------------
     Subtotal                                                                           229,962          30
     Subject to discretionary withdrawal (without adjustment)
       at book value with minimal or no charge or adjustment                            515,134          66
     Not subject to discretionary withdrawal                                             28,311           4
                                                                                  --------------   --------------
     Total annuity reserves and deposit fund liabilities
        before reinsurance                                                              773,407         100 %
                                                                                                   ==============
        Less reinsurance ceded                                                            2,391
                                                                                  --------------
     Net annuity reserves and deposit fund liabilities                            $     771,016
                                                                                  ==============

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

7.   Separate Accounts

     Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company's variable life and annuity policy and contract holders who bear all the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders' account values. The assets of these accounts are carried at fair value.

     Premiums, deposits, and other considerations received for the years ended December 31, 2002 and 2001 were $408,000 and $1,022,000, respectively.

     A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                           (In Thousands)


     Transfers as reported in the summary of operations
       of the Separate Accounts Statement:
         Transfers to separate accounts                                           $         408    $       1,022
         Transfers from separate accounts                                                17,790           19,908
                                                                                  --------------   --------------
     Net transfers from separate accounts                                               (17,382)         (18,886)

     Reconciling adjustments:
       Miscellaneous transfers                                                                -               18
                                                                                  --------------   --------------
     Transfers as reported in the Statement of Operations                         $     (17,382)   $     (18,868)
                                                                                  ==============   ==============
     Reserves for separate accounts by withdrawal characteristics:

       Subject to discretionary withdrawal:
         With market value adjustment                                             $           -    $           -
         At book value without market value adjustment less current
           surrender charge of 5% or more                                                     -                -
         At market value                                                                 61,500           98,450
         At book value without market value adjustment less current
           surrender charge of less than 5%                                                   -                -
                                                                                  --------------   --------------
     Subtotal                                                                            61,500           98,450

     Not subject to discretionary withdrawal                                                  -                -
                                                                                  --------------   --------------
     Total separate account liabilities                                           $      61,500    $      98,450
                                                                                  ==============   ==============

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

8.   Reinsurance

     The Company is involved in ceded reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

     The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                           (In Thousands)


     Premiums                                                                     $       2,832    $       3,090
     Benefits paid or provided                                                            6,101            6,440
     Policy and contract liabilities at year end                                         91,095           92,451



9.   Federal Income Taxes

     The Company files a separate Federal income tax return.

     Significant components of income taxes incurred as of December 31 are:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                           (In Thousands)


     Current income taxes incurred for the year ended December 31, consist of the following major components:
         Federal tax on operations                                                $      (5,786)   $       3,039
         Federal tax on capital gains                                                     3,926                -
         Capital loss on carryovers utilized                                               (675)               -
                                                                                  --------------   --------------
     Total current taxes incurred                                                 $      (2,535)   $       3,039
                                                                                  ==============   ==============

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

9.   Federal Income Taxes (continued)

     The components of deferred tax assets and deferred tax liabilities as of December 31 are as follows:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                           (In Thousands)


     Deferred tax assets resulting from book/tax differences in:
       Deferred acquisition costs                                                 $       1,096    $       1,304
       Insurance reserves                                                                   113            1,324
       Investments                                                                        3,270                -
       Capital loss carry forward                                                         3,445            6,282
       Present value of insurance in force                                                8,751                -
       Unrealized loss on investments                                                     1,019                5
       Other                                                                                725              538
                                                                                  --------------   --------------
     Total deferred tax assets                                                           18,419            9,453

     Deferred tax assets nonadmitted                                                     12,175            5,640
                                                                                  --------------   --------------
     Admitted deferred tax assets                                                 $       6,244    $       3,813
                                                                                  ==============   ==============
     Deferred tax liabilities resulting from book/tax differences in:
       Investments                                                                $         725    $         295
       Other                                                                                134                -
                                                                                  --------------   --------------
     Total deferred tax liabilities                                                         859              295
                                                                                  --------------   --------------
     Net admitted deferred tax asset                                              $       5,385    $       3,518
                                                                                  ==============   ==============

     The change in net deferred income taxes is comprised of the following:


                                                                                                   December 31
                                                                                       2002             2001            Change
                                                                                  --------------   --------------   --------------
                                                                                                   (In Thousands)


     Total deferred tax assets                                                    $      18,419    $       9,453    $       8,966
     Total deferred tax liabilities                                                         859              295              564
                                                                                  --------------   --------------   --------------
     Net deferred tax asset                                                       $      17,560    $       9,158            8,402
                                                                                  ==============   ==============
     Tax effect of items in surplus:
       Nonadmitted assets                                                                                                     241
       Unrealized losses                                                                                                   (1,014)
                                                                                                                    --------------
     Change in net deferred income tax                                                                              $       7,629
                                                                                                                    ==============

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

9.   Federal Income Taxes (continued)

     The provision for federal income taxes expense and change in deferred taxes differs from the amount obtained by applying the statutory Federal income tax rate to income (including capital losses) before income taxes for the following reasons:



                                                                                    Year ended
                                                                                    December 31,
                                                                                        2002
                                                                                  --------------
     Ordinary income                                                              $      11,367
     Capital gains                                                                          634
                                                                                  --------------
     Total pre-tax book income                                                    $      12,001
                                                                                  ==============
     Provision computed at statutory rate                                         $       4,200
     Refinement of deferred tax balances                                                (14,813)
     Interest maintenance reserve                                                          (579)
     Other                                                                                1,028
                                                                                  --------------
     Total                                                                        $     (10,164)
                                                                                  ==============

     Federal income taxes incurred                                                $      (2,535)
     Change in net deferred income taxes                                                 (7,629)
                                                                                  --------------
     Total statutory income taxes                                                 $     (10,164)
                                                                                  ==============

     The amount of federal income taxes incurred that will be available for recoupment in the event of future net losses is $1,285,000 and $1,366,000 from 2002 and 2001 respectively.

     The Company has a recoverable of $1,406,000 at December 31, 2002 and $3,976,000 at December 31, 2001 from the United States Treasury for federal income taxes.

     The Company has capital loss carry forwards, which expire as follows:

                       Expiration Year       Amount
                       ---------------  ----------------
                             2005       $     9,844,000

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

10.  Investment in and Advances to Subsidiaries

     The Company has one wholly owned noninsurance subsidiary at December 31, 2002, United Variable Services, Inc.

     Amounts invested in and advanced to the Company's subsidiary is summarized as follows:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                           (In Thousands)


     Common stock (cost-$25,000 in 2002 and 2001)                                 $          25    $          25
     (Payable) receivable from subsidiary                                                     -                -


11.  Capital and Surplus

     Under Iowa insurance regulations, the Company is required to maintain a minimum total capital and surplus of $7,806,000. Additionally, the amount of dividends which can be paid by the Company to its stockholder without prior approval of the Iowa Insurance Department is limited to the greater of 10% of statutory surplus or the statutory net gain from operations.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

12.  Fair Values of Financial Instruments

     Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts. The carrying amounts and fair values of the Company's financial instruments are summarized as follows:



                                                                                                     December 31
                                                                                            2002                      2001
                                                                                  -----------------------   -----------------------
                                                                                   Carrying      Fair       Carrying       Fair
                                                                                    Amount       Value        Amount       Value
                                                                                  ----------   ----------   ----------   ----------
                                                                                                   (In Thousands)


     Assets:
       Bonds                                                                      $ 608,870    $ 624,349    $ 673,753    $ 676,101
       Unaffiliated common stocks                                                        10           10          145          145
       Mortgage loans                                                                34,829       39,729       31,004       29,900
       Policy loans                                                                     933          933        1,028        1,028
       Short-term investments                                                        14,450       14,450        4,000        4,000
       Cash                                                                             291          291       14,299       14,299
       Indebtedness from related parties                                                  -            -           19           19
       Separate account assets                                                       64,410       64,410      103,520      103,520
       Receivable for securities                                                      8,308        8,308          476          476

     Liabilities:
       Individual and group annuities                                               578,170      575,913      646,841      675,314
       Deposit type contract                                                         14,926       14,939       16,982       17,907
       Indebtedness to related parties                                                1,634        1,634          926          926
       Separate account liabilities                                                  64,410       64,410      103,520      103,520
       Payable for securities                                                             -            -        1,000        1,000


     The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

          Cash and short-term investments:  The carrying amounts reported in the
          accompanying   balance   sheets   for  these   financial   instruments
          approximate their fair values.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

12.  Fair Values of Financial Instruments (continued)

          Fixed maturities and equity securities: The fair values for bonds and common stocks, reported herein, are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, collateralized mortgage obligations and other mortgage derivative investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 2% and 15% over the total portfolio. Fair values determined on this basis can differ from values published by the NAIC Securities Valuation Office. Market value as determined by the NAIC as of December 31, 2002 and 2001 is $611,948,000 and $676,788,000, respectively.

          Mortgage loans: Estimated market values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

          Other investment-type insurance contracts: The fair values of the Company's deferred annuity contracts are estimated based on the cash surrender values. The carrying values of other policyholder liabilities, including immediate annuities, dividend accumulations, supplementary contracts without life contingencies, and premium deposits, approximate their fair values.

          The carrying value of all other financial instruments approximates their fair value.


13.  Commitments and Contingencies

     The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of pending lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

14.  Financing Agreements

     The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which expires July 31, 2003, the Company can borrow up to $75,000,000 from the Bank. Interest on any borrowing accrues at an annual rate equal to the cost of funds for the Bank for the period applicable for the advance plus 0.225% or a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $3,000 for the year ended December 31, 2002. At December 31, 2002, the Company had $0 payable to the Bank.

     The Company also maintains a revolving loan agreement with Bank of New York, New York (the "Bank"). Under this agreement, the Company can borrow up to $50,000,000 from the Bank. Interest on any of the Company borrowing accrues at an annual rate equal to: the cost of funds for the Bank for the period applicable for the advance plus 0.225% or a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred no interest expense for the year ended December 31, 2002. At December 31, 2002, the Company had $0 payable to the Bank.


15.  Related Party Transactions

     Affiliates

     Management and service contracts and all cost sharing arrangements with other affiliated ING US life insurance companies are allocated among companies in accordance with normal, generally accepted expense and cost allocation methods.

     Investment Management: The Company has entered into an investment advisory agreement and an administrative services agreement with ING Investment Management, LLC ("IIM") under which IIM provides the Company with investment management and asset liability management services. Total fees under this agreement were approximately $1,617,000 and $1,287,000 for the year ended December 31, 2002 and 2001, respectively.

     Inter-insurer Services Agreement: The Company has entered into a services agreement with certain of its affiliated insurance companies in the United States ("affiliated insurers") whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting and other services to each other. Net amounts paid under these agreements were $384,000 and $816,000 for the year ended December 31, 2002 and 2001, respectively.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

15.  Related Party Transactions (continued)

     Reciprocal Loan Agreement: The Company has entered into a reciprocal or revolving loan agreement with ING America Insurance Holdings, Inc. ("ING AIH") a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires April 1, 2011, the Company and ING AIH can borrow up to $22,400,000 from one another. Interest on any borrowing is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at the rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, the company incurred interest expense of $10,000 and interest income of $40,000 for the year ended December 31, 2002. At December 31, 2002, the company had $0 payable to ING AIH and $0 receivable from ING AIH.


16.  Guaranty Fund Assessments

     Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premiums companies collect in that state.

     The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (NOLHGA) and the amount of premiums written in each state. The Company reduces the accrual by credits allowed in some states to reduce future premium taxes by a portion of assessments in that state. The Company has estimated this liability to be $474,000 and $474,000 as of December 31, 2002 and 2001, respectively and has recorded a reserve. The Company has also recorded an asset of $351,000 and $95,000 as of December 31, 2002 and 2001,
     respectively, for future credits to premium taxes for assessments already paid.


17.  Regulatory Risk-Based Capital

     Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2002, the Company meets the RBC requirements.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

18.  Reconciliation to the Annual Statement

     Subsequent to the filing of the 2001 Annual Statement, the Company discovered adjustments that were recorded in the 2001 audited financial statement but not the 2001 Annual Statement. During 2002, the Company corrected these adjustments in its Summary of Operations in the 2002 Annual Statement. As a result, the differences below exist between the 2002 Annual Statement and the accompanying statutory basis financial statements:


                                                                                                    Capital and
                                                                                    Net Income         Surplus
                                                                                  --------------   --------------
                                                                                           (In Thousands)

     Amounts as reported in the 2002 Annual Statement                             $       8,817    $      82,852
     Capital gains tax                                                                   (1,935)               -
     Mortgage loan income                                                                   198                -
     Federal income taxes                                                                 4,471                -
     Asset valuation reserve                                                                  -           (1,646)
                                                                                  --------------   --------------
                                                                                  $      11,551    $      81,206
                                                                                  ==============   ==============

     At December 31, 2001, differences in amounts reported in the 2001 Annual Statement, as revised, and amounts in the accompanying statutory-basis financial statements are due to the following:


                                                                                                    Capital and
                                                                                    Net Income         Surplus
                                                                                  --------------   --------------
                                                                                           (In Thousands)

     Amounts as reported in the 2001 Annual Statement                             $      11,058    $      67,443
     Capital gains tax benefit                                                            1,935            1,935
     Mortgage loan income                                                                   368             (198)
     Deferred tax asset                                                                       -            1,930
     Federal income tax recoverable                                                           -           (4,471)
                                                                                  --------------   --------------
                                                                                  $      13,361    $      66,639
                                                                                  ==============   ==============

                                                                    Exhibit 99.7

                     United Life & Annuity Insurance Company
                         Balance Sheet - Statutory Basis
--------------------------------------------------------------------------------

                                                                                   September 30,
                                                                                       2003
                                                                                  --------------
                                                                                  (In Thousands)


Admitted assets
Cash and invested assets:
  Bonds                                                                           $     595,547
  Common stocks                                                                               2
  Subsidiaries                                                                               25
  Mortgage loans                                                                         38,032
  Policy loans                                                                              930
  Other invested assets                                                                  20,530
  Cash and short-term investments                                                         1,944
                                                                                  --------------
Total cash and invested assets                                                          657,010
Deferred and uncollected premiums                                                           (27)
Accrued investment income                                                                 7,021
Reinsurance balances recoverable                                                             53
Federal income tax recoverable                                                            1,709
Net deferred tax asset                                                                    2,805
Separate account assets                                                                  60,745
Other assets                                                                                 90
                                                                                  --------------
Total admitted assets                                                             $     729,406
                                                                                  ==============

Liabilities and capital and surplus
Liabilities:
  Policy and contract liabilities:
    Life and annuity reserves                                                           556,238
    Deposit type contracts                                                               13,959
                                                                                  --------------
  Total policy and contract liabilities                                                 570,197

  Accounts payable and accrued expenses                                                   1,434
  Indebtedness to related parties                                                         1,219
  Interest maintenance reserve                                                            5,262
  Asset valuation reserve                                                                 5,018
  Other liabilities                                                                      11,344
  Separate account liabilities                                                           60,745
                                                                                  --------------
Total liabilities                                                                       655,219

Capital and surplus:
  Common stock                                                                            8,401
  Additional paid-in capital                                                             41,241
  Unassigned surplus                                                                     24,545
                                                                                  --------------
Total capital and surplus                                                                74,187
                                                                                  --------------
Total liabilities and capital and surplus                                         $     729,406
                                                                                  ==============

                     United Life & Annuity Insurance Company
                   Statements of Operations - Statutory Basis
--------------------------------------------------------------------------------

                                                                                  Nine months ended September 30,
                                                                                       2003            2002
                                                                                  --------------  --------------
                                                                                          (In Thousands)


Premiums and other revenues:
  Life, annuity, and accident and health premiums                                 $       1,469   $       1,027
  Policy proceeds and dividends left on deposit                                             462             179
  Net investment income                                                                  26,962          33,648
  Amortization of interest maintenance reserve                                            1,498             990
  Commissions, expense allowances and reserve adjustments
    on reinsurance ceded                                                                    286             374
  Other income                                                                              887           2,064
                                                                                  --------------  --------------
Total premiums and other revenues                                                        31,564          38,282

Benefits paid or provided:
  Annuity benefits                                                                       15,542          16,562
  Surrender benefits                                                                     49,821          82,125
  Interest on policy or contract funds                                                       55             497
  Other benefits                                                                            (25)              -
  Life contract withdrawals                                                                 877             887
Change in life, annuity, and accident and health reserves                               (30,518)        (57,279)
Net transfers to separate accounts                                                      (10,229)        (13,329)
                                                                                  --------------  --------------
Total benefits paid or provided                                                          25,523          29,463

Insurance expenses:
  Commissions                                                                               426             443
  General expenses                                                                        1,940           1,556
  Insurance taxes, licenses and fees, excluding federal
    income taxes                                                                            337              43
                                                                                  --------------  --------------
Total insurance expenses                                                                  2,703           2,042
                                                                                  --------------  --------------
Gain (loss) from operations before federal income
  taxes and net realized capital losses                                                   3,338           6,777

Federal income taxes                                                                     (1,298)         (1,873)
                                                                                  --------------  --------------
Gain from operations before net realized capital losses                                   4,636           8,650

Net realized capital gains or (losses), net of income
  taxes 2003 - $0; 2002 - $1,992 and excluding net transfers
  to the interest maintenance reserve 2003 - $0; 2002 - $3,003                            2,862          (6,482)
                                                                                  --------------  --------------
Net income (loss)                                                                 $       7,498   $       2,168
                                                                                  ==============  ==============

                     United Life & Annuity Insurance Company
         Statements of Changes in Capital and Surplus - Statutory Basis
--------------------------------------------------------------------------------

                                                                                  Nine months ended September 30,
                                                                                       2003            2002
                                                                                  --------------  --------------
                                                                                          (In Thousands)


Common stock:
  Balance at beginning and end of year                                            $       8,401   $       8,401

Additional paid-in capital:
  Balance at beginning and end of year                                                   41,241          41,241

Unassigned surplus:
  Balance at beginning and end of year                                                   33,210          17,800
  Net income                                                                              7,498           2,168
  Change in net unrealized capital gains or losses                                           78          (2,178)
  Change in nonadmitted assets                                                            1,030          (9,847)
  Change in asset valuation reserve                                                        (921)          4,529
  Change in net deferred income tax                                                      (3,680)         12,811
  Dividends to stockholders                                                             (12,400)              -
  Other adjustments                                                                        (270)           (356)
                                                                                  --------------  --------------
  Balance at end of year                                                                 24,545          24,927

Total capital and surplus                                                         $      74,187   $      74,569
                                                                                  ==============  ==============

                     United Life & Annuity Insurance Company
                   Statements of Cash Flows - Statutory Basis
--------------------------------------------------------------------------------

                                                                                  Nine months ended September 30,
                                                                                       2003            2002
                                                                                  --------------  --------------
                                                                                          (In Thousands)


Operations
Premiums, policy proceeds, and other considerations
   received, net of reinsurance paid                                              $       1,469   $       1,198
Net investment income received                                                           28,981          36,526
Commission and expense allowances received on reinsurance ceded                          (2,802)            374
Benefits paid                                                                           (67,204)        (84,529)
Net transfers to separate accounts                                                        9,675          15,206
Insurance expenses paid                                                                       -          (2,164)
Federal income taxes (paid) received                                                        995           4,590
Net other (expenses) revenues                                                             1,594           2,158
                                                                                  --------------  --------------
Net cash used in operations                                                             (27,292)        (26,641)

Investments
Proceeds from sales, maturities, or repayments of investments:
  Bonds                                                                                 816,936         433,061
  Mortgage loans                                                                          1,277           1,789
  Real estate                                                                                 -              54
  Other invested assets                                                                      64              81
  Net gain or (losses) on cash and short-term investments                                     -            (264)
  Miscellaneous proceeds                                                                 14,659          (4,722)
  Net tax on capital gains                                                                    -          (1,992)
                                                                                  --------------  --------------
Net proceeds from sales, maturities, or repayments of investments                       832,936         428,007

Cost of investments acquired:
  Bonds                                                                                 794,630         388,217
  Mortgage loans                                                                          4,480           7,106
  Other invested assets                                                                       -              99
  Miscellaneous applications                                                              6,582               -
                                                                                  --------------  --------------
Total cost of investments acquired                                                      805,692         395,422

Net increase (decrease)  in policy loans                                                     (6)            (68)
                                                                                  --------------  --------------
Net cash used in investment activities                                                   27,238          32,653

Financing and miscellaneous activities
Cash provided (used):
  Net deposits on deposit-type contract funds                                              (967)              -
  Dividends to stockholders                                                             (12,400)              -
  Other sources                                                                             624         (19,537)
                                                                                  --------------  --------------
Net cash used in financing and miscellaneous activities                                 (12,743)        (19,537)

Net change in cash and short-term investments                                           (12,797)        (13,525)
Cash and short-term investments:
  Beginning of year                                                                      14,741          18,299
                                                                                  --------------  --------------
   End of year                                                                    $       1,944   $       4,774
                                                                                  ==============  ==============

                                                                   Exhibit 99.8


                          AGREEMENT AND PLAN OF MERGER
                                       OF
                           USG ANNUITY & LIFE COMPANY
                     UNITED LIFE & ANNUITY INSURANCE COMPANY
                                       AND
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                                      INTO
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                  TO BE RENAMED
                   ING USA ANNUITY AND LIFE INSURANCE COMPANY


     AGREEMENT AND PLAN OF MERGER, dated as of June 25, 2003 (the "Agreement"), by and between USG Annuity & Life Company ("USG"), an Oklahoma stock life insurance company, United Life & Annuity Insurance Company ("ULA"), an Iowa stock life insurance company, Equitable Life Insurance Company of Iowa ("ELIC"), an Iowa stock life insurance company, and Golden American Life Insurance Company ("GALIC"), a Delaware stock life insurance company, each having its primary office for books and records at 909 Locust Street, Des Moines, Iowa 50309;

     WHEREAS, each of USG, ULA, ELIC and GALIC is a wholly owned subsidiary of Lion Connecticut Holdings Inc.; and

     WHEREAS, on the date of the Merger but prior to the Effective Time (as hereinafter defined), GALIC shall have been duly redomesticated to Iowa in accordance with the applicable provisions of the laws of the State of Delaware and the State of Iowa (the "Redomestication");

     NOW, THEREFORE, in consideration of the mutual agreements, covenants and provisions contained herein, the parties hereto agree as follows:

                                    ARTICLE I
                                   THE MERGER

     Section 1.1. The Merger. At the Effective Time (as hereinafter defined) USG, pursuant to Title 18, Oklahoma Statutes, and ULA and ELIC, pursuant to Chapter 490, Code of Iowa, will be statutorily merged with and into GALIC and the separate corporate existence of USG, ULA and ELIC shall cease. GALIC as it exists from and after the Effective Time is sometimes referred to as the "Surviving Corporation."

     Section 1.2. Effective Time of the Merger. Subject to the terms and conditions of this Agreement, Articles of Merger shall be duly prepared, executed and acknowledged by USG, ULA, ELIC and GALIC and shall be filed with the Commissioner of the Iowa Insurance Division and a Certificate of Merger, as prescribed by Oklahoma law, shall be duly prepared, executed and acknowledged by GALIC and shall be filed with the Insurance Commissioner for the State of Oklahoma. The merger described in Section 1.1 (the "Merger") shall become effective upon the last to occur of (a) 12:02 a.m., January 1, 2004, (b) 12:02 a.m. on the date on which the Articles of Merger are filed with the Iowa Secretary of State, or (c) 12:02 a.m. on the date on which the Certificate of Merger is filed with the Oklahoma Secretary of State, provided the Articles of Merger have been approved by the Commissioner of the Iowa Insurance Division and the Certificate of Merger has been approved be the Insurance Commissioner for the State of Oklahoma and, provided further, that the Redomestication shall have been duly effected pursuant to Section 508.12 Code of Iowa and Delaware Code Title 18 Section 4946. The date and time when the Merger shall become effective is hereinafter referred to as the "Effective Time."

     Section 1.3. Effects of the Merger. The Merger shall have the effects as follows:


     1. The parties to this Agreement shall be one insurance corporation which shall be GALIC, the Surviving Corporation, which by virtue of the Redomestication, shall be an Iowa stock life insurance company.

     2.   The separate existence of USG, ULA and ELIC shall cease.

     3. The title to real estate and other property owned by each of USG, ULA and ELIC is vested in GALIC without reversion or impairment.

     4.   GALIC has all liabilities of each corporation party to the Merger.

     5. A proceeding pending against any of USG, ULA or ELIC may be continued as if the merger did not occur or the Surviving Corporation may be substituted in the proceeding for USG, ULA or ELIC, respectively.

                                   ARTICLE II
                            THE SURVIVING CORPORATION

     Section 2.1. Articles of Incorporation. The Articles of Incorporation of GALIC as in effect at the Effective Time shall be and remain the Articles of Incorporation of the Surviving Corporation and the name of the Surviving Corporation shall be ING USA Annuity and Life Insurance Company.

     Section 2.2. Bylaws. The Bylaws of GALIC in effect at the Effective Time shall be and remain the Bylaws of the Surviving Corporation until altered, amended or repealed in accordance with their terms and as provided by the Articles of Incorporation of the Surviving Corporation.

     Section 2.3. Directors and Officers. The directors and officers of GALIC in office at the Effective Time shall continue in office and shall constitute the directors and officers of the Surviving Corporation for the terms for which such persons have been elected and until their respective successors shall be elected or appointed and qualified.


                                   ARTICLE III
                                 CAPITALIZATION

     All of the shares of capital stock of USG, ULA and ELIC which are issued and outstanding immediately prior to the Effective Time, by virtue of the Merger and by operation of law and without any action on the part of the holder thereof, shall no longer be outstanding, shall be canceled and retired, and cease to exist, and each holder of a certificate representing any such shares of capital stock of USG, ULA and ELIC shall thereafter cease to have any rights with respect to such shares of capital stock thereof.


                                   ARTICLE IV
                                  MISCELLANEOUS

     Section 4.1. Cooperation. Each of USG, ULA, ELIC and GALIC shall take, or cause to be taken, all action or do or cause to be done, all things necessary, proper or advisable under the laws of the State of Oklahoma and the State of Iowa to consummate and effectuate the Merger, subject, however, to the appropriate vote or consent of the Board of Directors of each of USG, ULA, ELIC and GALIC in accordance with the requirements of the applicable provisions of the laws of the State of Oklahoma and the State of Iowa.

     Section 4.2. Counterparts. This Agreement may be executed in two or more counterparts, each of which shall be deemed to be an original, but all of which shall constitute one and the same agreement.

     Section 4.3. Governing Law. This Agreement shall be governed by and construed under the laws of the State of Iowa, without regard to the conflict of laws principles thereof.

     IN WITNESS WHEREOF, each of USG, ULA, ELIC and GALIC have executed this Agreement as of the date first written above.



                                  USG Annuity & Life Company

                 By:              /s/ Keith Gubbay
                 Name:            Keith Gubbay
                 Its:             President


                                  United Life & Annuity Insurance Company

                 By:              /s/ Keith Gubbay
                 Name:            Keith Gubbay
                 Its:             President



                                  Equitable Life Insurance Company of Iowa

                 By:              /s/ Keith Gubbay
                 Name:            Keith Gubbay
                 Its:             President


                                  Golden American Life Insurance Company

                 By:              /s/ Keith Gubbay
                 Name:            Keith Gubbay
                 Its:             President


                   FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                        Page
                                                                    ------------

Report of Independent Auditors ....................................      F-2

  Consolidated Financial Statements:

  Consolidated Income Statements for the years ended December 31,
  2002, 2001, and 2000.............................................      F-3


  Consolidated Balance Sheets as of December 31, 2002 and 2001.....      F-4

  Consolidated Statements of Changes in Shareholder's Equity for
  the years ended December 31, 2002, 2001, and 2000................      F-5


  Consolidated Statements of Cash Flows for the years ended
  December 31, 2002,
  2001, and 2000...................................................      F-6


  Notes to Consolidated Financial Statements.......................      F-7

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
Golden American Life Insurance Company

We have audited the accompanying consolidated balance sheets of Golden American Life Insurance Company and Subsidiary as of December 31, 2002 and 2001, and the related income statements, statements of changes in shareholder's equity, and statements of cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Golden American Life Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the financial statements, the Company changed the accounting principle for goodwill and other intangible assets effective January 1, 2002.


                                                    /s/ Ernst & Young LLP

Atlanta, Georgia
March 21, 2003



                            GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY
                   (A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)

                                       CONSOLIDATED INCOME STATEMENTS
                                                 (Millions)

                                                                      For the Years Ended December 31,
                                                              ------------------------------------------------

                                                                    2002              2001              2000
                                                              -------------    --------------    -------------
Revenues:
   Fee income                                                   $  204.0          $  188.9         $   167.9
   Net investment income                                           197.7              94.4              64.1
   Net realized capital gains (losses)                               4.2              (6.5)             (6.6)
   Other income                                                      3.5               -                 -
                                                              -------------    --------------    -------------
            Total revenue                                          409.4             276.8             225.4
                                                              -------------    --------------    -------------

Benefits, losses and expenses:
   Benefits:
       Interest credited and other benefits to
         policyholders                                             276.5             209.0             199.9
   Underwriting, acquisition, and insurance expenses:
       General expenses                                            139.7             119.9              89.5
       Commissions                                                 288.7             232.4             213.7
       Policy acquisition costs deferred                          (292.2)           (128.2)           (168.4)
   Amortization:
       Deferred policy acquisition costs and
         value of business acquired                                127.8              49.6              60.0
   Goodwill                                                          -                 4.2               4.2
   Other:
       Expense and charges reimbursed under
         modified coinsurance agreements                          (104.9)           (225.6)           (225.8)
       Interest expense                                             16.0              19.4              19.9
                                                              -------------    --------------    -------------
            Total benefits, losses and expenses                    451.6             280.7             193.0
                                                              -------------    --------------    -------------
Income (loss) before income taxes                                  (42.2)             (3.9)             32.4

   Income tax expense (benefit)                                    (12.5)              0.1              13.2
                                                              -------------    --------------    -------------

Income (loss) before cumulative effect of change in
   accounting principle                                            (29.7)             (4.0)             19.2
Cumulative effect of change in accounting principle               (135.3)              -                 -
                                                              -------------    --------------    -------------
Net income (loss)                                              $  (165.0)         $   (4.0)          $  19.2
                                                              =============    ==============    =============

                                   See Notes to Consolidated Financial Statements

                                                        F-3


                            GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY
                   (A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)

                                         CONSOLIDATED BALANCE SHEETS
                                        (Millions, except share data)


                                                                                As of December 31,
                                                                       -------------------------------------
      Assets                                                                 2002                 2001
      ------                                                           -----------------    ----------------
      Investments:
        Fixed maturities, available for sale, at fair value
          (amortized cost of $4,720.1 at 2002 and $1,982.5 at 2001)    $     4,936.4            $1,994.9
         Equity securities, at fair value:
         Investment in mutual funds (cost of $22.9 at 2002)                     19.0                 -
         Mortgage loans on real estate                                         482.4               213.9
         Policy loans                                                           16.0               14.8
         Short-term investments                                                  2.2               10.1
                                                                       -----------------    ----------------
                   Total investments                                         5,456.0            2,233.7

      Cash and cash equivalents                                                148.5              195.7
      Accrued investment income                                                 61.9               22.8
      Reinsurance recoverable                                                  196.9               56.0
      Deferred policy acquisition costs                                        678.0              709.0
      Value of  business acquired                                                8.5               20.2
      Goodwill (net of accumulated amortization of $17.6 at 2001)                -                151.3
      Other assets                                                               5.3               23.7
      Assets held in separate accounts                                      11,029.3           10,958.2
                                                                       -----------------    ----------------

                    Total assets                                       $     17,584.4         $14,370.6
                                                                       =================    ================
      Liabilities and Shareholder's Equity
      ------------------------------------
      Policy liabilities and accruals:
         Future policy benefits and claims reserves                    $      5,159.1          $2,185.3
                                                                       -----------------    ----------------
      Total policy liabilities and accruals                                   5,159.1           2,185.3

      Surplus notes                                                             170.0             245.0
      Due to affiliates                                                           -                25.1
      Payables for securities purchased                                           -                36.4
      Current income taxes                                                       42.4               -
      Deferred income taxes                                                      79.8              12.6
      Dollar roll obligations                                                    40.0               3.9
      Other borrowed money                                                        -                 1.4
      Other liabilities                                                          64.7              84.9
      Liabilities related to separate accounts                               11,029.3          10,958.2
                                                                       -----------------    ----------------
                    Total liabilities                                        16,585.3          13,552.8
                                                                       -----------------    ----------------

      Shareholder's equity:
         Common stock (250,000 shares authorized, issued and
           outstanding; $10.00 per share par value)                               2.5               2.5
         Additional paid-in capital                                           1,128.4             780.4
         Accumulated other comprehensive income                                   2.1               3.8
         Retained earnings (deficit)                                           (133.9)             31.1
                                                                       -----------------    ----------------
                    Total shareholder's equity                                  999.1             817.8
                                                                       -----------------    ----------------
                    Total liabilities and shareholder's equity          $    17,584.4        $ 14,370.6
                                                                       =================    ================


                                 See Notes to Consolidated Financial Statements


                                                        F-4


                                        GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY
                               (A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)

                                     CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                                             (Millions)

                                                                                    Accumulated                           Total
                                                                 Additional            Other             Retained         Share-
                                                  Common          Paid-in-         Comprehensive         Earnings        holder's
                                                  Stock         Paid-in-Capit      Income (loss)         (Deficit)        Equity
                                                ------------    -------------    ------------------     -----------    ------------
Balance at December 31, 1999                    $     2.5       $    468.6       $     (9.2)            $    15.9      $   477.8
Contribution of capital                                              115.0                                                 115.0
Comprehensive income:
   Net income                                         -                -                -                    19.2           19.2
   Other comprehensive income net of tax:
      Unrealized gain on securities
      ($9.8 pretax)                                   -                -                5.1                   -              5.1
                                                                                                                       ------------
Comprehensive income                                                                                                        24.3
                                                ------------    -------------    ------------------     -----------    ------------
Balance at December 31, 2000                          2.5            583.6             (4.1)                 35.1          617.1
Contribution of capital                                              196.8                                                 196.8
Comprehensive income:
   Net (loss)                                         -                -                -                    (4.0)          (4.0)
   Other comprehensive income net of tax:
      Unrealized gain on securities
      ($12.2 pretax)                                   -               -                7.9                   -              7.9
                                                                                                                       ------------
Comprehensive income                                                                                                         3.9
                                                ------------    -------------    ------------------     -----------    ------------
Balance at December 31, 2001                           2.5             780.4             3.8                  31.1          817.8
Contribution of capital                                                356.3                                                356.3
Other                                                                   (8.3)                                                (8.3)
Comprehensive income:
     Net (loss)                                        -                   -              -                 (165.0)        (165.0)
Other comprehensive income net of tax:
     Unrealized (loss) on securities
     ($(2.6) pretax)                                   -                   -             (1.7)                 -             (1.7)
                                                                                                                       ------------
Comprehensive (loss)                                                                                                       (166.7)
                                                ------------    -------------    ------------------     -----------    ------------
Balance at December 31, 2002                    $     2.5       $  1,128.4       $       2.1            $ (133.9)      $   999.1
                                                ============    =============    ==================     ===========    ============

                                           See Notes to Consolidated Financial Statements

                                                                 F-5

                                        GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY
                               (A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)
                                                CONSOLIDATED STATEMENTS OF CASH FLOWS
                                                             (Millions)

                                                                            For the years Ended December 31,
                                                                       2002                2001             2000
                                                                  ----------------    -------------    ---------------
Cash Flows from Operating Activities:
Net income (loss)                                                 $   (165.0)          $   (4.0)         $   19.2
Adjustments to reconcile net income to net cash provided
    by operating activities:
    Interest credited and charges on interest sensitive products       282.2              191.0             183.1
    Net realized capital (gains) losses                                 (4.2)               6.5               6.6
    Accrued investment income                                          (39.5)             (13.2)              1.6
    Increase in guaranteed benefits reserve                            107.1               28.2              26.7
    Acquisition costs deferred                                        (292.2)            (128.2)           (168.4)
    Amortization of deferred policy acquisition costs                  121.2               45.2              55.2
    Amortization of value of business acquired                           6.6                4.4               4.8
    Impairment of Goodwill                                             151.3                -                 -
    Change in other assets and liabilities                              21.3              110.6             (69.4)
    Provision for deferred income taxes                                (85.7)              (0.6)             13.3
                                                                  ----------------    -------------    ---------------
Net cash provided by operating activities                              103.1              239.9              72.7

Cash Flows from Investing Activities:
    Proceeds from the sale of:
          Fixed maturities available for sale                        7,297.1              880.7             205.1
          Equity securities                                              7.8                6.9               6.1
          Mortgages                                                    285.0              136.0              12.7
    Acquisition of investments:
          Fixed maturities available for sale                      (10,068.3)          (2,070.8)           (154.0)
          Equity securities                                            (22.8)               -                 -
          Short-term investments                                           -               (4.7)             (5.3)
          Mortgages                                                   (553.7)            (250.3)            (12.9)
    Increase (decrease) in policy  loans                                (1.2)              (1.5)              0.8
    Increase (decrease) in property and equipment                        1.1                1.2              (3.2)
    Proceeds from sale of interest in subsidiary                        27.7                -                 -
    Loss on valuation of interest in subsidiary                          3.0                -                 -
    Other                                                                0.6                -                 -
                                                                  ----------------    -------------    ---------------
Net cash (used for) provided by investing activities                (3,023.7)          (1,302.5)            49.3

Cash Flows from Financing Activities:
    Deposits and interest credited for investment contracts          3,818.5            1,933.1            801.8
    Maturities and withdrawals from insurance contracts               (171.2)            (134.8)          (141.5)
    Transfers from (to) separate accounts                           (1,053.8)            (902.9)          (825.8)
    Proceeds of notes payable                                            -                  3.1             67.2
    Repayment of notes payable                                          (1.4)              (1.7)           (68.6)
    Proceeds from reciprocal loan agreement borrowings                   -                 69.3            178.9
    Repayment of reciprocal loan agreement borrowings                  (75.0)             (69.3)          (178.9)
    Contributions of capital by parent                                 356.3              196.8            115.0
                                                                  ----------------    -------------    ---------------
Net cash provided by (used for) financing activities                 2,873.4            1,093.6            (51.9)
                                                                  ----------------    -------------    ---------------

Net increase (decrease) in cash and cash equivalents                   (47.2)              31.0             70.1
Cash and cash equivalents, beginning of period                         195.7              164.7             94.6
                                                                  ----------------    -------------    ---------------
Cash and cash equivalents, end of period                            $  148.5           $  195.7         $  164.7
                                                                  ================    =============    ===============


                                     See Notes to Consolidated Financial Statements

                                                                 F-6

GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY
(A WHOLLY-OWNED SUBSIDIARY OF EQUITABLE LIFE INSURANCE COMPANY OF IOWA) NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1.   SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION

Golden American Life Insurance Company ("Golden American"), a wholly-owned subsidiary of Equitable Life Insurance Company of Iowa ("Equitable Life" or the "Parent"), is a stock life insurance company organized under the laws of the State of Delaware. Golden American was originally incorporated under the laws of the State of Minnesota on January 2, 1973, in the name of St. Paul Life
Insurance Company. Equitable Life is a wholly-owned subsidiary of Lion Connecticut Holding Inc. ("Lion Connecticut") which is an indirect wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. Golden American is authorized to do business in the District of Columbia and all states except New York. Golden American's wholly-owned life insurance subsidiary, First Golden American Life Insurance Company of New York ("First Golden,") and collectively with Golden American, the ("Company"), is licensed as a life insurance company under the laws of the States of New York and Delaware. There is no public trading market for the Registrant's of common stock.

Formerly, from October 24, 1997, until December 30, 2001, Equitable of Iowa Company, Inc. ("EIC" or "Former Holding Company"), directly owned 100% of Golden American's stock. On December 3, 2001, the Board of Directors of the Former Holding Company approved a plan to contribute its holding of stock of Golden American to another wholly-owned subsidiary, Equitable Life. The contribution of stock occurred on December 31, 2001, following approval granted by the Insurance Department of the State of Delaware. There is no public trading market for the Registrant's common stock.

As of April 1, 2002, Golden American sold First Golden to its sister company, ReliaStar Life Insurance Company ("ReliaStar"). ReliaStar Life, the parent of Security-Connecticut Life Insurance Company ("Security-Connecticut") which in turn is the parent of ReliaStar Life Insurance Company of New York ("RLNY"), merged the First Golden business into RLNY operations and dissolved First Golden at book value for $27.7 million in cash and a receivable totaling $0.2 million from RLNY. The receivable from RLNY was assumed by Equitable Life, and ultimately by ING. The consideration was based on First Golden's statutory-basis book value. RLNY's payable to the Company was assumed by ING and subsequently forgiven. Golden American realized a loss of $3.0 million related to the sale of First Golden, which was recorded as a capital transaction. Approval for the merger was obtained from the Insurance Departments of the States of New York and Delaware.

Statement of Financial Accounting Standards ("FAS") No. 141 "Business Combinations" excludes transfers of net assets or exchanges of shares between entities under common control and is therefore covered by Accounting Principles Board ("APB") Opinion No. 16 "Business Combinations." Since RLNY presented combined results of operations including First Golden activity as of the beginning of the period ending December 31, 2002. The first three months of First Golden activity is not reflected in the Golden statement of financial position or other financial information for the period ended December 31, 2002, as the amounts were not material.

DESCRIPTION OF BUSINESS

The Company offers a portfolio of variable and fixed insurance products designed to meet customer needs for a tax-advantaged saving for retirement and protection from death. The Company's variable and fixed insurance products are marketed by broker/dealers, financial institutions, and insurance agents. The Company's primary customers are consumers and corporations.

NEW ACCOUNTING STANDARDS

ACCOUNTING FOR GOODWILL AND INTANGIBLE ASSETS

In June 2001, the Financial  Accounting  Standards Board ("FASB") issued FAS No.
142, "Goodwill and Other Intangible Assets," effective for fiscal years beginning after December 15, 2001. Under FAS No. 142, goodwill and intangible assets deemed to have indefinite lives will no longer be amortized but will be subject to annual impairment tests. Other intangible assets are still amortized over their estimated useful lives. The Company adopted the new standard effective January 1, 2002.

As required under FAS No. 142, the Company completed the first of the required impairment tests as of January 1, 2002. Step one of the impairment test was a screen for potential impairment, while step two measured the amount of the impairment. All of the Company's operations fall under one reporting unit, USFS, due to the consolidated nature of the Company's operations. Step one of the impairment test required the Company to estimate the fair value of the reporting unit and compare the estimated fair value to its carrying value. The Company determined the estimated fair value utilizing a discounted cash flow approach and applying a discount rate equivalent to the Company's weighted average cost of capital. Fair value was determined to be less than carrying value which required the Company to complete step two of the test. In step two, the Company allocated the fair value of the reporting unit determined in step one to the assets and liabilities of the reporting unit resulting in an implied fair value of goodwill of zero.

The comparison of the fair value amount allocated to goodwill and the carrying value of goodwill resulted in an impairment loss of $135.3 million net of taxes, which represents the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge is shown as a change in accounting principle on the Consolidated Statements of Income.

Application of the nonamortization provision (net of tax) of the new standard resulted in an increase in net income of $3.8 million for the twelve months ended December 31, 2002. Had the Company been accounting for goodwill under FAS No. 142 for all periods presented, the Company's net (loss) income would have been as follows:

     (Millions)                          Year ended           Year ended
                                      December 31, 2001    December 31, 2001
     ------------------------------------------------------------------------
     Reported net income (loss)           $   (4.0)           $  19.2
     Add back goodwill amortization,
       net of tax                              3.8                3.8
     ------------------------------------------------------------------------
     Adjusted net income                  $   (0.2)           $  23.0
     ========================================================================

ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

In June 1998, the FASB issued FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended and interpreted by FAS No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement 133, FAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities - an Amendment of FASB 133, and certain FAS 133 implementation issues." This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS No. 133 was effective for the Company's financial statements beginning January 1, 2001. Adoption of FAS No. 133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative and embedded derivative holdings.

The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition, the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contracts, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument. The Company did not have embedded derivatives at December 31, 2002.

GUARANTEES

In November 2002, the FASB issued Interpretation No.45 ("FIN 45"), "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others," to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2002. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provision is to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002. The Company has performed an assessment of its guarantees and believes that all of its guarantees are excluded from the scope of this interpretation.

In January 2003, the FASB issued Interpretation No. 46 ("FIN 46"), Consolidation of Variable Interest Entities ("VIE"), an interpretation of Accounting Research Bulletin ("ARB") No. 51. This Interpretation addresses consolidation by business enterprises of variable interest entities, which have one or both of the following characteristics: a) insufficient equity investment at risk, or b) insufficient control by equity investors. This guidance is effective for VIEs created after January 31, 2003 and for existing VIEs as of July 1, 2003. An entity with variable interests in VIEs created before February 1, 2003 shall apply the guidance no later than the beginning of the first interim or annual reporting period beginning after June 15, 2003.

In conjunction with the issuance of this guidance, the Company conducted a review of its involvement with VIEs and does not believe it has any significant investments or ownership in VIEs.

FUTURE ACCOUNTING STANDARDS

EMBEDDED DERIVATIVES

The FASB issued FAS No.133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133") in 1998 and continues to issue guidance for implementation through its Derivative Implementation Group ("DIG"). DIG recently released a draft of FASB Statement 133 Implementation Issue B36 "Embedded
Derivatives: Bifurcation of a Debt Instrument That Incorporates Both Interest Rate Risk and Credit Risk Exposures That are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of That Instrument" ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or total return debt index may be determined to contain bifurcatable embedded derivatives. The required date of adoption of DIG B36 has not been determined. If the guidance is finalized in its current form, the Company has determined that certain of its existing reinsurance receivables (payables), investments or insurance products contain embedded derivatives that may require bifurcation. The Company has not yet completed its evaluation of the potential impact, if any, on its consolidated financial positions, results of operations, or cash flows.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

INVESTMENTS

All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related charges in deferred policy acquisition costs, value of business acquired, and deferred income taxes.

The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis in accordance with FAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." Management considers the length of the time and the extent to which the market value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

Realized capital gains and losses on all other investments are reflected in the Company's results of operations.

Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Fair values for fixed maturity securities are obtained from independent pricing services or broker/dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. The fair values for equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Reverse   dollar   repurchase   agreement  and  reverse   repurchase   agreement
transactions are accounted for as collateralized borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

The investment in mutual funds represents an investment in mutual funds managed by the Company, and is carried at fair value.

Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss.

Policy loans are carried at unpaid principal balances, net of impairment reserves.

Short-term investments, consisting primarily of money market instruments and other fixed maturity securities issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

On occasion, the Company sells call options written on underlying securities that are carried at fair value. Changes in fair value of these options are recorded in net realized capital gains or losses.

DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

Deferred Policy Acquisition Costs ("DAC") is an asset, which represents certain costs of acquiring certain insurance business, which are deferred and amortized. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain underwriting and contract issuance expenses, and certain agency expenses. Value of Business Acquired ("VOBA") is an asset, which represents the present value of estimated net cash flows embedded in the Company's contracts, which existed at the time the Company was acquired by ING. DAC and VOBA are evaluated for recoverability at each balance sheet date and these assets would be reduced to the extent that gross profits are inadequate to recover the asset.

The amortization methodology varies by product type based upon two accounting standards: FAS No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS No. 60") and FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and Realized Gains and Losses from the Sale of Investments" ("FAS No. 97").

Under FAS No. 60, acquisition costs for traditional life insurance products, which primarily include whole life and term life insurance contracts, are amortized over the premium payment period in proportion to the premium revenue recognition.

Under FAS No. 97, acquisition costs for universal life and investment-type products, which include universal life policies and fixed and variable deferred annuities, are amortized over the life of the blocks of policies (usually 25 years) in relation to the emergence of estimated gross profits from surrender charges, investment margins, mortality and expense margins, asset-based fee income, and actual realized gains (losses) on investments. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

Activity for the year-ended December 31, 2002 within VOBA was as follows:

       (Millions)
       -------------------------------------------------------------------
                  Balance at December 31,2001            $     20.2
                  Adjustment for FAS No. 115                   (5.1)
                  Additions                                    (3.3)
                  Interest accrued at 7%                        1.3
                  Amortization                                 (4.6)
       -------------------------------------------------------------------
                  Balance at December 31,2002            $      8.5
       ===================================================================

The estimated amount of VOBA to be amortized, net of interest, over the next five years is $3.0 million, $2.0 million, $1.5 million, $1.5 million and $1.1 million and $1.0 million for the years 2003, 2004, 2005, 2006 and 2007, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

As part of the regular analysis of DAC/VOBA, at the end of third quarter 2002, the Company unlocked its assumptions by resetting its near term and long-term assumptions for the separate account returns to 9% (gross before fund management fees and mortality and expense and other policy charges), reflecting a blended return of equity and other sub-accounts. This unlocking adjustment was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. For the year ended December 31, 2002, the Company recorded an acceleration of DAC/VOBA amortization totaling $91.5 million before tax, or $59.5 million, net of $32.0 million of federal income tax benefit.

POLICY LIABILITIES AND ACCRUALS

Reserves for immediate annuities with life contingent payout contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 3.0% to 3.5% for all years presented. Investment yield is based on the Company's experience.

Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

Other policyholders' funds include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 2.4% to 11.0% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest.

REVENUE RECOGNITION

For certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender, expenses, actuarial margin and other fees are recorded as revenue as charges are assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Income Statement.

SEPARATE ACCOUNTS

Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

Separate Account assets supporting variable options under universal life and annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

Separate Account assets are carried at fair value. At December 31, 2002 and 2001, unrealized gains of $133.4 million and of $6.9 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

Separate Account liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 2.4% to 11.0% in 2002 and 2.4% to 14.0% in 2001.

Separate Account assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

REINSURANCE

The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Balance Sheets.

INCOME TAXES

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.




2.   INVESTMENTS

Fixed maturities available for sale as of December 31 were as follows:

                                                                          Gross          Gross
                                                          Amortized     Unrealized    Unrealized       Fair
     2002 (Millions)                                        Cost          Gains         Losses        Value
     -----------------------------------------------------------------------------------------------------------
     U.S. government and government agencies and
      authorities                                         $  207.3       $    2.3      $    0.1      $  209.5

     U.S. corporate securities:
       Public utilities                                      335.7           15.5           1.9         349.3
       Other corporate securities                           3,012.0         178.7           7.8       3,182.9
     -----------------------------------------------------------------------------------------------------------
          Total U.S. corporate securities                   3,347.7         194.2           9.7       3,532.2
     -----------------------------------------------------------------------------------------------------------

     Foreign securities:
       Government                                             64.8            2.9           -            67.7
        Other                                                163.8           12.2           1.2         174.8
     -----------------------------------------------------------------------------------------------------------
          Total foreign securities                           228.6           15.1           1.2         242.5
     -----------------------------------------------------------------------------------------------------------

     Mortgage-backed securities                              641.7           12.0           0.2         653.5

     Other asset-backed securities                           294.8            7.0           3.1         298.7

     -----------------------------------------------------------------------------------------------------------
     Total fixed maturities, including fixed
      maturities pledged to creditors                      4,720.1          230.6          14.3       4,936.4
     Less: Fixed maturities pledged to creditors               -              -             -             -
     -----------------------------------------------------------------------------------------------------------

     Fixed maturities                                     $4,720.1       $  230.6      $   14.3      $ 4,936.4
     ===========================================================================================================




                                                        F-16



Fixed maturities available for sale as of December 31 were as follows:

                                                                          Gross          Gross
                                                          Amortized     Unrealized    Unrealized       Fair
     2001 (Millions)                                        Cost          Gains         Losses        Value
     -----------------------------------------------------------------------------------------------------------
     U.S. government and government agencies and
      authorities                                         $  132.1       $    0.5      $    3.4    $     129.2

     U.S. corporate securities:
       Public utilities                                       39.8            0.3           1.4           38.7
       Other corporate securities                          1,111.8           15.2          10.1        1,116.9
     -----------------------------------------------------------------------------------------------------------
          Total U.S. corporate securities                  1,151.6           15.5          11.5        1,155.6
     -----------------------------------------------------------------------------------------------------------

     Foreign securities:
       Government                                            143.6            3.3           0.2           146.7
     -----------------------------------------------------------------------------------------------------------
          Total foreign securities                           143.6            3.3           0.2           146.7
     -----------------------------------------------------------------------------------------------------------

     Mortgage-backed securities                              167.0            3.6           0.9           169.7

     Other asset-backed securities                           388.2            7.2           1.7           393.7

     -----------------------------------------------------------------------------------------------------------
     Total fixed maturities, including fixed
      maturities pledged to creditors                      1,982.5           30.1          17.7        1,994.9
     Less: Fixed maturities pledged to creditors               -              -             -              -
     -----------------------------------------------------------------------------------------------------------

     Fixed maturities                                     $1,982.5       $   30.1      $   17.7    $   1,994.9
     ===========================================================================================================

The amortized cost and fair value of total fixed maturities for the year-ended December 31, 2002 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

     (Millions)                           Amortized Cost     Fair Value
     ------------------------------------------------------------------------
     Due to mature:
       One year or less                   $       -           $    -
       After one year through five years        401.0            419.7
       After five years through ten years     1,681.3          1,773.1
       After ten years                        1,701.3          1,791.4
       Mortgage-backed securities               641.7            653.5
       Other asset-backed securities            294.8            298.7
     ------------------------------------------------------------------------
     ------------------------------------------------------------------------
     Fixed maturities                        $4,720.1         $4,936.4
     ========================================================================

At December 31, 2002 and 2001, fixed maturities with carrying values of $6.5 million and $6.9 million, respectively, were on deposit as required by regulatory authorities.

The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2002.

Beginning in April 2001, the Company entered into reverse dollar repurchase agreement and reverse repurchase agreement transactions to increase its return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The dollar rolls and reverse repurchase agreements are accounted for as short-term collateralized financings and the repurchase obligation is reported on the Consolidated Balance Sheets. The repurchase obligation totaled $40.0 and $3.9 million at December 31, 2002 and 2001, respectively.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2001. The Company believes the counterparties to the dollar roll and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

During 2002, the Company determined that thirteen fixed maturities had other than temporary impairments. As a result, at December 31, 2002, the Company recognized a pre-tax loss of $8.9 million to reduce the carrying value of the fixed maturities to their combined fair value of $123.5 million. During 2001, the Company determined that ten fixed maturities had other than temporary impairments. As a result, at December 31, 2001, the Company recognized a pre-tax loss of $0.7 million to reduce the carrying value of the fixed maturities to their fair value of $0.07 million.

3.   FINANCIAL INSTRUMENTS

ESTIMATED FAIR VALUE

The following disclosures are made in accordance with the requirements of FAS No. 107, "Disclosures about Fair Value of Financial Instruments." FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques.

Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

FAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

FIXED MATURITIES SECURITIES: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. Fair values for privately placed bonds are determined through consideration of factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.

EQUITY SECURITIES: Fair values of these securities are based upon quoted market value.

MORTGAGE LOANS ON REAL ESTATE: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amounts for these assets approximate the assets' fair values.

ASSETS HELD IN SEPARATE ACCOUNTS: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

SURPLUS NOTES: Estimated fair value of the Company's surplus notes were based upon discounted future cash flows using a discount rate approximating the current market value.

INVESTMENT CONTRACT LIABILITIES (INCLUDED IN FUTURE POLICY BENEFITS AND CLAIMS RESERVES):

SUPPLEMENTARY CONTRACTS AND IMMEDIATE ANNUITIES: Estimated fair values of the Company's liabilities for future policy benefits for the divisions of the variable annuity products with fixed interest guarantees and for supplemental contracts without life contingencies are stated at cash surrender value, the cost the Company would incur to extinguish the liability.

LIABILITIES RELATED TO SEPARATE ACCOUNTS: Liabilities related to separate accounts are reported at full account value in the Company's historical balance sheet. Estimated fair values of separate account liabilities are equal to their carrying amount.

The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2002 and 2001 were as follows:

                                                         2002                               2001
     --------------------------------------------------------------------------------------------------------
                                              Carrying         Fair               Carrying            Fair
     (Millions)                                 Value          Value                Value             Value
     --------------------------------------------------------------------------------------------------------
     Assets:
        Fixed maturities                    $  4,936.4         $4,936.4            $ 1,994.9       $ 1,994.9
        Equity securities                         19.0             19.0                  -               -
        Mortgage loans on real estate            482.4            522.2                213.9           219.2
        Policy loans                              16.0             16.0                 14.8            14.8
        Cash and short-term investments          150.7            150.7                205.8           205.8
        Assets held in separate accounts      11,029.3         11,029.3             10,958.2        10,958.2

     Liabilities:
        Surplus notes                           (170.0)          (260.0)              (245.0)         (358.1)
        Investment contract liabilities:
        Deferred annuities                    (5,128.0)        (4,802.9)            (2,155.3)       (1,976.7)
        Supplementary contracts and
          immediate annuities                     (8.0)            (8.0)                (7.1)           (7.1)
        Liabilities related to separate
          accounts                           (11,029.3)       (11,029.3)           (10,958.2)      (10,958.2)
     --------------------------------------------------------------------------------------------------------

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

4.   NET INVESTMENT INCOME

     Sources of net investment income were as follows:

                                 Year Ended      Year Ended     Year Ended
                                 December 31,   December 31,   December 31,
     (Millions)                      2002           2001           2000
     -------------------------------------------------------------------------
     Fixed maturities           $     185.6   $      83.7    $      55.3
     Mortgage loans                    19.6          11.2            7.8
     Policy loans                       0.6           0.8            0.5
     Short term investments and
        cash equivalents                2.6           2.6            2.3
     Other                              0.4           0.6            0.7
     -------------------------------------------------------------------------
     Gross investment income          208.8          98.9           66.6
     Less: investment expenses         11.1           4.5            2.5
     -------------------------------------------------------------------------
     Net investment income      $     197.7   $      94.4    $      64.1
     =========================================================================


5.   DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

The ability of Golden American to pay dividends to the Parent is restricted. Prior approval of insurance regulatory authorities is required for payment of dividends to the stockholder which exceed an annual limit. During 2002, Golden American cannot pay dividends to Equitable Life without prior approval of statutory authorities. Golden American did not pay common stock dividends during 2002, 2001, or 2000.

The Department recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net (loss) income was $(303.0) million, $(156.4) million and $(71.1) million for the years ended December 31, 2002, 2001, and 2000, respectively. Statutory capital and surplus was $424.9 million and $451.6 million as of December 31, 2002 and 2001, respectively.

As of December 31, 2002, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

For 2001, the Company was required to implement statutory accounting changes ("Codification") ratified by the National Association of Insurance Commissioners ("NAIC") and state insurance departments. The cumulative effect of Codification to the Company's statutory surplus as of January 1, 2001 was a decrease of $5.9 million.

The Company maintains a $40.0 million reciprocal loan agreement with ING AIH (refer to Note 10), a perpetual $75.0 million revolving note facility with Bank of New York and a $75.0 million revolving note facility with SunTrust Bank which expires on July 31, 2003.

6.       CAPITAL GAINS AND LOSSES ON INVESTMENT OPERATIONS

Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold. Net realized capital (losses) gains on investments were as follows:



                                                 Year ended     Year ended     Year ended
                                                December 31,   December 31,   December 31,
     (Millions)                                     2002           2001           2000
     --------------------------------------------------------------------------------------
     Fixed maturities                           $    4.2         $  (4.9)    $    (6.3)
     Equity securities                               -              (1.6)         (0.2)
     Mortgage loans on real estate                   -               -            (0.1)
     --------------------------------------------------------------------------------------
     Pretax realized capital gains (losses)     $    4.2         $  (6.5)    $    (6.6)
     ======================================================================================
     After-tax realized capital gains (losses)  $    2.7         $  (4.2)    $    (4.3)
     ======================================================================================


Proceeds from the sale of total fixed maturities and the related gross gains and losses were as follows:

                                Year ended        Year ended        Year ended
                               December 31,      December 31,      December 31,
     (Millions)                    2002              2001              2000
     ---------------------------------------------------------------------------
     Proceeds on sales          $ 7,297.1        $   880.7        $    205.1
     Gross gains                     76.8              6.9               0.2
     Gross losses                    72.6             11.8               6.5

Changes in shareholder's equity related to changes in accumulated other comprehensive income were as follows:

     (Millions)                                 2002        2001       2000
     --------------------------------------------------------------------------
     Fixed maturities                        $ 204.0        $18.4      $12.4
     Equity securities                          (3.9)         -          -
     DAC/VOBA                                 (202.8)        (8.4)     (10.4)
     --------------------------------------------------------------------------
                                                (2.7)        10.0        2.0
     Increase (decrease) in deferred income
        taxes                                   (1.0)         2.1       (3.1)
     --------------------------------------------------------------------------
     Net changes in accumulated other
      comprehensive income (loss)            $  (1.7)    $    7.9  $     5.1
     --------------------------------------------------------------------------

Shareholder's equity included the following accumulated other comprehensive income (loss), at December 31:

     (Millions)                                 2002          2001        2000
     ---------------------------------------------------------------------------
     Net unrealized capital gains (losses):
       Fixed maturities                     $   216.3   $     12.3   $    (6.1)
       Equity securities                         (3.9)         -           -
       DAC/VOBA                                (209.2)        (6.4)        2.0
     ---------------------------------------------------------------------------
                                                  3.2          5.9        (4.1)
     Deferred income taxes                        1.1          2.1         -
     ---------------------------------------------------------------------------
     Net accumulated other comprehensive
          income (loss)                     $     2.1    $     3.8    $   (4.1)
     ===========================================================================

Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, were as follows:


     (Millions)                                     2002       2001        2000
     ---------------------------------------------------------------------------
     Unrealized holding gains (losses) arising   $  (8.7)  $   11.1    $    6.9
        the year (1)
     Less: reclassification adjustment for
        gains  (losses) and other items
        included in net income (2)                   7.0       (3.2)       (1.8)
     ---------------------------------------------------------------------------
     Net unrealized gains (losses) on securities $  (1.7)  $    7.9    $    5.1
     ===========================================================================

     (1) Pretax unrealized holding gains (losses) arising during the year were $13.4 million, $17.1 million and $10.6 million for the years ended December 31, 2002, 2001 and 2000, respectively.
     (2) Pretax reclassification adjustments for gains (losses) and other items included in net income were $10.8 million, $(4.9) million and $(2.8) million for the years ended December 31, 2002, 2001 and 2000, respectively.

7.   SEVERANCE

In December 2001, ING announced its intentions to further integrate and streamline the U.S. based operations of ING Americas, (which includes the Company), in order to build a more customer-focused organization. In connection with these actions, the Company recorded a charge of $4.9 million pretax. The severance portion of this charge ($4.8 million pretax) is based on a plan to eliminate 260 positions (primarily operations, information technology and other administrative/staff support personnel). Severance actions are expected to be substantially complete by March 31, 2003. The facilities portion ($.1 million pretax) of the charge represents the amount to be incurred by the Company to terminate a contractual lease obligation.

Activity for the year ended December 31, 2002 within the severance liability and positions eliminated related to such actions were as follows:

     (Millions)                        Severance Liability  Positions
     ---------------------------------------------------------------------
     Balance at December 31, 2001          $     4.8           252
     Actions taken                              (3.4)         (194)
     ---------------------------------------------------------------------
     Balance at December 31, 2002          $     1.4            58
     =====================================================================

8.   INCOME TAXES

Starting in 2002, Golden American Life Insurance Company joins in the filing of a consolidated federal income tax return with its parent, Equitable Life and other affiliates. The Company has a tax allocation agreement with Equitable Life whereby the Company is charged for taxes it would have incurred were it not a member of the consolidated group and is credited for losses at the statutory tax rate. Prior to joining the Equitable Life consolidated group, the Company was the parent of a different consolidated group.

At December 31, 2002, the Company has net operating loss carryforwards of approximately $369.2 million for federal income tax purposes which are available to offset future taxable income. If not used, these carryforwards will expire between 2011 and 2016.

Income tax expense (benefit) from continuing operations included in the consolidated financial statements are as follows:

                                     Year ended    Year ended    Year ended
                                    December 31,  December 31,  December 31,
  (Millions)                            2002          2001          2000
  ---------------------------------------------------------------------------
    Current taxes (benefits):
        Federal                   $     (98.2)   $      0.6    $     (0.1)
  ---------------------------------------------------------------------------
           Total current taxes
           (benefits)                   (98.2)          0.6          (0.1)
  ---------------------------------------------------------------------------
    Deferred taxes (benefits):
        Federal                          85.7          (0.5)         13.3
  ---------------------------------------------------------------------------
           Total deferred taxes
           (benefits)                    85.7          (0.5)         13.3
  ---------------------------------------------------------------------------
    Total                         $     (12.5)   $      0.1    $     13.2
  ============================================================================

Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:


                                               Year ended     Year ended    Year ended
                                              December 31,   December 31,  December 31,
     (Millions)                                   2002           2001          2000
     ------------------------------------------------------------------------------------
       Income before income taxes            $    (42.2)    $    (3.9)     $      32.4
       Tax rate                                      35%           35%             35%
     ------------------------------------------------------------------------------------
       Income tax at federal statutory rate       (14.8)         (1.4)           11.3
       Tax effect of:
          Goodwill amortization                     -             1.0             1.0
          Meals and entertainment                   0.6           0.5             0.3
          Other                                     1.7           -               0.6
     ------------------------------------------------------------------------------------
        Income tax expense (benefit)         $    (12.5)    $     0.1      $     13.2
     ------------------------------------------------------------------------------------

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

     (Millions)                                                 2002          2001
     ------------------------------------------------------------------------------------
     Deferred tax assets:
        Operations and capital loss carryforwards            $     125.6    $   121.7
        Future policy benefits                                     214.1        176.3
        Goodwill                                                    11.1          -
        Investments                                                  0.2          0.1
     ------------------------------------------------------------------------------------
                                                                   351.0        298.1
     Deferred tax liabilities:
        Goodwill                                                     -           (3.5)
        Unrealized gains on investments                             (1.1)        (2.1)
        Deferred policy acquisition cost                          (254.8)      (222.8)
        Value of purchased insurance in force                       (5.0)        (6.9)
        Other                                                     (169.9)       (75.4)
     ------------------------------------------------------------------------------------
     Deferred tax liability before allowance                      (430.8)      (310.7)
     ------------------------------------------------------------------------------------
     Valuation allowance                                             -            -
     ------------------------------------------------------------------------------------
     Net deferred income tax liability                       $     (79.8)   $   (12.6)
     ====================================================================================

The Company establishes reserves for possible proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against any such adjustments.

The Company establishes reserves for possible proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against any such adjustments.

9. BENEFIT PLANS

DEFINED BENEFIT PLANS

Prior to December 31, 2001, the Company's employees were covered by the ING Retirement Plan for Employees of Equitable Life ("Equitable Plan"), a qualified, defined contribution pension plan. The Company was allocated its share of the pension liability associated with employees.

As of December 31, 2001, the qualified pension benefit plans of certain United States subsidiaries of ING North America Insurance Corporation ("ING North America"), including Equitable Life, were merged into the ING Americas Retirement Plan. The Company transferred its pension liabilities to the Parent at that date. In exchange for these liabilities, the Company received a capital contribution, net of taxes, from the Parent. The costs allocated to the Company for its members' participation in the ING Pension Plan were $3.0 million for 2002.

The following tables summarize the benefit obligations and the funded status for pension benefits related to the Equitable Plan for the two-year period ended December 31, 2001:

(Millions)                                                        2001
------------------------------------------------------------------------------

    Change in benefit obligation:
      Benefit obligation at January 1                     $        7.9
      Service cost                                                 2.0
      Interest cost                                                0.8
      Actuarial (gain) loss                                       (2.7)
      Plan Amendments                                             (0.2)
      Transfer of benefit obligation to the Parent                (7.8)
                                                        ----------------------
      Benefit obligation at December 31                   $        -
                                                        ======================

    Funded status:
      Funded status at December 31 prior to the transfer
         of the benefit obligation to the Parent          $       (7.8)
      Unrecognized past service cost                              (1.1)
      Unrecognized net loss                                        -
      Transfer of the funded status to the Parent                  8.9
                                                        ----------------------
      Net amount recognized                               $        -
                                                        ======================

Prior to the merger of the qualified benefit plans of ING's U.S. subsidiaries at December 31, 2001, Equitable Life, held the plan assets.

The weighted-average assumptions used in the measurement of the Company's' December 31, 2001 benefit obligation, prior to the merger of the qualified benefit plans of ING, follows:

                                                               2001
------------------------------------------------------------------------------

    Discount rate                                             7.50%
    Expected return on plan assets                            9.25
    Rate of compensation increase                             4.50

The following table provides the net periodic benefit cost for the fiscal years 2001 and 2000:

Year Ended December 31,                    2001            2000
------------------------------------------------------------------------
(MILLIONS)

    Service cost                       $    2.0           $    1.6
    Interest cost                           0.8                0.5
    Unrecognized past service cost          -                  -
                                    ------------------------------------
    Net periodic benefit cost          $    2.8           $    2.1
                                    ====================================

There were no gains or losses resulting from curtailments or settlements during 2001 or 2000.

The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $0 as of December 31, 2001.

10. RELATED PARTY TRANSACTIONS

     OPERATING AGREEMENTS:

     The Company has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

     o Resources and services are provided to Security Life of Denver Insurance Company ("SLDIC) and Southland Life Insurance Company ("SLIC"). For the years ended December 31, 2002, 2001, and 2000 revenues for these services, which reduced general expenses incurred, were $4.2 million, $0.3 million and $0.3 million, respectively for SLDIC and $1.0 million, $0.1 million and $0.1 million, respectively for SLIC.
     o Underwriting and distribution agreement with Directed Services, Inc. ("DSI"), for the variable insurance products issued by the Company. DSI is authorized to enter into agreements with broker/dealers to distribute the Company's' variable products and appoint representatives of the broker/dealers as agents. For the years ended December 31, 2002, 2001 and 2000 commission expenses were incurred in the amounts of $282.9 million, $229.7 million, and $208.9 million, respectively.
     o Asset management agreement with ING Investment Management LLC ("IIM"), in which IIM provides asset management and accounting services. The Company records a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2002, 2001, and 2000 expenses were incurred in the amounts of $11.0 million, $4.4 million, and $2.5 million, respectively.
     o Service agreement with Equitable Life in which administrative and financial related services are provided. For the years ended December 31, 2002, 2001, and 2000 expenses were incurred in the amounts of $0.6 million, $0.3 million, and $1.3 million, respectively.

          Golden American has certain agreements whereby it generates revenues and incurs expenses with affiliated entities.

         The agreements are as follows:

     o Managerial and supervisory services to DSI. The fee paid by DSI for these services is calculated as a percentage of average assets in the variable separate accounts. For the years ended December 31, 2002, 2001, and 2000 revenue for these services was $23.7 million, $23.1 million, and $21.3 million, respectively.
     o Advisory, computer, and other resources and services are provided to Equitable Life and United Life & Annuity Insurance Company ("ULAIC"). For the years ended December 31, 2002, 2001, and 2000 revenues for these services, which reduced general expenses incurred, totaled $9.8 million, $8.2 million, and $6.2 million, respectively for Equitable Life and $0.3 million, $0.4 million and $0.6 million, respectively for ULAIC.
     o Expense sharing agreements with ING America Insurance Holdings, Inc. ("ING AIH") for administrative, management, financial, and information technology services, which were approved in 2001. For the years ended December 31, 2002 and 2001, Golden American incurred expenses of $41.0 million and $23.2 million, respectively.
     o Guaranty agreement with Equitable Life. In consideration of an annual fee, payable June 30, Equitable Life guarantees that it will make funds available, if needed, to pay the contractual claims made under the provisions of Golden American's life insurance and annuity contracts. The agreement is not, and nothing contained therein or done pursuant thereto by Equitable Life shall be deemed to constitute, a direct or indirect guaranty by Equitable Life of the payment of any debt or other obligation, indebtedness, or liability, of any kind or character whatsoever, of Golden American. The agreement does not guarantee the value of the underlying assets held in separate accounts in which funds of variable life insurance and variable annuity policies have been invested. The calculation of the annual fee is based on risk based capital. No amounts were payable under this agreement as of December 31, 2002, 2001 and 2000.

REINSURANCE AGREEMENTS:

Golden American participates in a modified coinsurance agreement with Equitable Life, covering a considerable portion of Golden American's variable annuities issued on or after January 1, 2000, excluding those with an interest rate guarantee. The financial statements are presented net of the effects of the agreement.

Under this agreement, Golden American received a net reimbursement of expenses and charges of $100.9 million, $224.5 million and $218.8 million for the years ended December 31, 2002, 2001, and 2000, respectively. This was offset by a decrease in policy acquisition costs deferred of $143.5 million, $257.5 million and $223.7 million, respectively, for the same periods. As at December 31, 2002, 2001 and 2000, Golden American also had a payable to Equitable Life of $7.1 million, $22.6 million and $16.3 million, respectively, due to the overpayment by Equitable Life of the cash settlement for the modified coinsurance agreement.

Golden American entered into a reinsurance agreement with Security Life of Denver International, Ltd., an affiliate, covering variable annuity minimum guaranteed death benefits and minimum guaranteed living benefits of variable annuities issued after January 1, 2000. Golden American also obtained an irrevocable letter of credit in the amount of $25 million related to this agreement. In addition, the Company obtained a standby letter of credit in the amount of $75 million.

RECIPROCAL LOAN AGREEMENT:

Golden American maintains a reciprocal loan agreement with ING AIH, a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2007, Golden American and ING AIH can borrow up to $40.0 million from one another. Prior to lending funds to ING AIH, Golden American must obtain the approval from the Department of Insurance of the State of Delaware. Interest on any Golden American borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, Golden American incurred interest expense of $33,000, $26,000, and $481,000 for the years ended December 31, 2002, 2001 and 2000, respectively. At December 31, 2002, 2001, and 2000, Golden American did not have any borrowings or receivables from ING AIH under this agreement.

SURPLUS NOTES:

Golden American issued multiple 30-year surplus notes (see below table). Payment of the notes and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Interest expense for the years ended December 31:

(Millions)
-----------------------------------------------------------------------------------------------------------------------
     Surplus                                                              Maturity
      Note          Amount                    Affiliate                     Date         2002        2001        2000
-----------------------------------------------------------------------------------------------------------------------
       8.2%           50.0    *Equitable Life                             12/29/29        2.0         4.1         4.1
       8.0            35.0     Security Life of Denver                    12/07/29        2.8         2.8         3.0
       7.8            75.0     Equitable Life                             09/29/29        5.8         5.8         5.8
       7.3            60.0     Equitable Life                             12/29/28        4.4         4.4         4.4
       8.3            25.0    *Equitable Life                             12/17/26        1.0         2.1         2.1
-----------------------------------------------------------------------------------------------------------------------

*Surplus notes redeemed June 28, 2002.

STOCKHOLDER'S EQUITY:

During 2002, 2001, and 2000, Golden American received capital contributions of $356.3 million, $196.8 million, and $115.0 million respectively.

11. REINSURANCE

At December 31, 2002, Golden American had reinsurance treaties with four unaffiliated reinsurers and three affiliated reinsurers covering a significant portion of the mortality risks and guaranteed death and living benefits under its variable contracts. Golden American remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

Reinsurance ceded in force for life mortality risks were $90.7 million and $94.8 million at December 31, 2002 and 2001, respectively. At December 31, 2002 and 2001, the Company had net receivables of $196.9 million and $56.0 million, respectively for reinsurance claims, reserve credits, or other receivables from these reinsurers. At December 31, 2002 and 2001, respectively, these net receivables were comprised of the following: $36.7 and $7.8 million for claims recoverable from reinsurers; $6.3 and $3.4 million for payable for reinsurance premiums; $137.2 million and $28.8 million for reserve credits; and $24.0 million and $22.7 million for reinsured surrenders and allowances due from an unaffiliated reinsurer. Included in the accompanying consolidated financial statements, excluding the modified coinsurance agreements, are net considerations to reinsurers of $50.8 million, $30.3 million and $21.7 million and net policy benefits recoveries of $49.5 million, $21.8 million and $8.9 million for the years ended December 21, 2002, 2001 and 2000, respectively.

Golden participates in a modified coinsurance agreement with an unaffiliated reinsurer. The accompanying consolidated financial statements are presented net of the effects of the treaty which increased (decreased) income by $(2.9) million, $(0.5) million and $1.7 million for the years ended December 31, 2002, 2001 and 2000, respectively.

12. COMMITMENTS AND CONTINGENT LIABILITIES

LEASES

For the year ended December 31, 2002 rent expense for leases was $4.6 million. The future net minimum payments under noncancelable leases for the years ended December 31, 2003 through 2007 are estimated to be $2.3 million, $2.3 million, $2.4 million, $2.4 million and $2.4 million, respectively, and $2.4 million, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

COMMITMENTS

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2002 and 2001, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $39.0 million and $25.2 million, respectively. The Company makes investments in limited partnerships on a subscription basis. At December 31, 2002 and 2001, the Company had to fund the subscriptions of $38.0 million and $0.0 million, respectively.

LITIGATION

The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.




QUARTERLY DATA (UNAUDITED)

2002 (Millions)                                  First         Second          Third          Fourth
------------------------------------------------------------------------------------------------------

  Total Revenue                             $      69.4   $      89.2    $     141.4     $     109.4
------------------------------------------------------------------------------------------------------
  Income (loss) before income taxes                (3.2)        (16.0)         (60.2)           37.2
  Income taxes (benefit)                           (1.0)         (5.5)         (19.2)           13.2
------------------------------------------------------------------------------------------------------
  Income (loss) before cumulative effect
   of change in accounting principal               (2.2)        (10.5)         (41.0)           24.0
  Cumulative effect of change in
   accounting principle                             -             -              -            (135.3)
------------------------------------------------------------------------------------------------------
  Net income (loss)                         $      (2.2)  $     (10.5)   $     (41.0)    $    (111.3)
======================================================================================================

2001 (Millions)                                  First         Second          Third          Fourth
------------------------------------------------------------------------------------------------------
  Total Revenue                             $      72.1   $      65.4    $      70.1     $      69.2
------------------------------------------------------------------------------------------------------
  Income (loss) before income taxes                14.2           5.6          (14.3)           (9.4)
  Income taxes                                      5.3           2.4           (5.6)           (2.0)
------------------------------------------------------------------------------------------------------
  Net income (loss)                         $       8.9   $       3.2    $      (8.7)    $      (7.4)
======================================================================================================


                                                  F-32

FINANCIAL STATEMENTS
Golden American Life Insurance Company
Separate Account B
YEAR ENDED DECEMBER 31, 2002
WITH REPORT OF INDEPENDENT AUDITORS

                     Golden American Life Insurance Company
                               Separate Account B

                              Financial Statements

                          Year ended December 31, 2002




                                    CONTENTS


Report of Independent Auditors.............................................1

Audited Financial Statements

Statement of Assets and Liabilities........................................4
Statement of Operations...................................................32
Statements of Changes in Net Assets.......................................60
Notes to Financial Statements.............................................88

                         Report of Independent Auditors

The Board of Directors and Participants
Golden American Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Golden American Life Insurance Company Separate Account B (the "Account") as of December 31, 2002, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

The GCG Trust:                                             The GCG Trust (continued):
   All Cap                                                    Internet Tollkeeper Advisor
   All Cap Advisor                                            Investors
   Asset Allocation Growth                                    Investors Advisor
   Capital Growth                                             J.P. Morgan Fleming Small Cap Equity
   Capital Growth Advisor                                     J.P. Morgan Fleming Small Cap Advisor
   Capital Guardian Small Cap                                 Janus Growth and Income
   Capital Guardian Small Cap Advisor                         Janus Growth and Income Advisor
   Core Bond                                                  Large Cap Value
   Core Bond Advisor                                          Large Cap Value Advisor
   Developing World                                           Limited Maturity Bond
   Developing World Advisor                                   Liquid Asset
   Diversified Mid-Cap                                        Liquid Asset Advisor
   Diversified Mid-Cap Advisor                                Managed Global
   Emerging Markets                                           Managed Global Advisor
   Equity Growth                                              Market Manager
   Equity Growth Advisor                                      Mid-Cap Growth
   Equity Income                                              Mid-Cap Growth Advisor
   Equity Income Advisor                                      Real Estate
   Equity Opportunity                                         Real Estate Advisor
   Equity Opportunity Advisor                                 Research
   Focus Value                                                Research Advisor
   Focus Value Advisor                                        Special Situations
   Fully Managed                                              Special Situations Advisor
   Fully Managed Advisor                                      Strategic Equity
   Fundamental Growth Focus                                   Strategic Equity Advisor
   Fundamental Growth Advisor                                 Total Return
   Global Franchise                                           Total Return Advisor
   Global Franchise Advisor                                   Value Equity
   Growth                                                     Value Equity Advisor
   Growth Advisor                                             Van Kampen Growth and Income
   Hard Assets                                                Van Kampen Growth and Income Advisor
   Hard Assets Advisor                                     AIM Variable Insurance Funds:
   International Enhanced EAFE                                AIM V.I. Dent Demographic Trends
   International Enhanced EAFE Advisor                        AIM V.I. Growth
   International Equity                                       AIM V.I. Capital Appreciation
   International Equity Advisor                               AIM V.I. Core Equity
   Internet Tollkeeper                                        AIM V.I. Premier Equity



Alliance Variable Products Series Fund, Inc.:               ING Variable Portfolios, Inc. (continued):
   Alliance Bernstein Value                                   ING VP Small Company
   Alliance Growth and Income                                 ING VP Value Opportunity
   Alliance Premier Growth                                  ING Variable Products Trust:
Fidelity(R) Variable Insurance Products Fund:                 ING VP Convertible
   Fidelity(R) VIP Growth                                     ING VP Growth Opportunities
   Fidelity(R) VIP Equity-Income                              ING VP International Value
   Fidelity(R) VIP Contrafund(R)                              ING VP Large Company Value
   Fidelity(R) VIP Overseas                                   ING VP LargeCap Growth
Franklin Templeton Variable Insurance Products Trust:         ING VP MagnaCap
   Franklin Small Cap Value Securities                        ING VP MidCap Opportunities
Greenwich Street Series Fund:                                 ING VP SmallCap Opportunities
   Greenwich Appreciation                                   INVESCO Variable Investment Funds, Inc.:
The Galaxy VIP Fund:                                          INVESCO VIF - Financial Services
   Galaxy VIP Asset Allocation                                INVESCO VIF - Health Sciences
   Galaxy VIP Equity                                          INVESCO VIF - Leisure
   Galaxy VIP Growth and Income                               INVESCO VIF - Utilities
   Galaxy VIP High Quality Bond                             Janus Aspen Series:
   Galaxy VIP Small Company Growth                            Janus Aspen Series Balanced
ING GET Fund:                                                 Janus Aspen Series Flexible Income
   ING GET Fund - Series N                                    Janus Aspen Series Growth
   ING GET Fund - Series P                                    Janus Aspen Series Worldwide Growth
   ING GET Fund - Series Q                                  Oppenheimer Variable Accounts Fund:
   ING GET Fund - Series R                                    Oppenheimer Global Securities
   ING GET Fund - Series S                                    Oppenheimer Strategic Bond
   ING GET Fund - Series T                                  PIMCO Variable Insurance Trust:
   ING GET Fund - Series U                                    PIMCO High Yield
ING Partners, Inc.:                                           PIMCO StocksPLUS Growth and Income
   ING Alger Growth                                         Pioneer Variable Contracts Trust:
   ING American Century Small Cap Value                       Pioneer Equity-Income VCT
   ING J.P. Morgan Mid Cap Value                              Pioneer Fund VCT
   ING MFS(R)Capital Opportunities (Initial Class)            Pioneer Mid-Cap Value VCT
   ING MFS(R)Capital Opportunities (Service Class)            Pioneer Small Company VCT
   ING MFS(R)Global Growth                                  ProFunds VP:
   ING OpCap Balanced Value                                   ProFund VP Bull
   ING PIMCO Total Return                                     ProFund VP Europe 30
   ING Salomon Bros. Capital                                  ProFund VP Small-Cap
   ING Salomon Bros. Investors Value                        Prudential Series Fund, Inc.:
   ING Scudder International Growth                           Prudential Jennison
   ING T. Rowe Price Growth Equity                            Prudential SP Jennison International Growth
   ING UBS Tactical Asset Allocation                        Putnam Variable Trust:
   ING Van Kampen Comstock                                    Putnam VT Growth and Income
ING Variable Insurance Trust:                                 Putnam VT International Growth and Income
   ING VP Worldwide Growth                                    Putnam VT Voyager II


ING VP Bond Portfolio:                                      Travelers Series Fund Inc.:
   ING VP Bond                                                Smith Barney High Income
ING Variable Portfolios, Inc.:                                Smith Barney International All Cap Growth
   ING VP Growth                                              Smith Barney Large Cap Value
   ING VP Index Plus LargeCap                                 Smith Barney Money Market
   ING VP Index Plus MidCap                                 UBS Series Trust:
   ING VP Index Plus SmallCap                                 UBS Tactical Allocation


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the Golden American Life Insurance Company Separate Account B at December 31, 2002, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.


/s/ ERNST & YOUNG LLP
Atlanta, Georgia
March 14, 2003

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                 GCG TRUST                  GCG TRUST    GCG TRUST
                                                   GCG TRUST       ASSET      GCG TRUST      CAPITAL      CAPITAL
                                      GCG TRUST     ALL CAP     ALLOCATION     CAPITAL       GROWTH       GUARDIAN
                                       ALL CAP      ADVISOR       GROWTH        GROWTH       ADVISOR     SMALL CAP
                                    ---------------------------------------------------------------------------------

ASSETS
    Investments in mutual funds at
      fair value                         $247,786         $176       $47,253     $246,763          $148     $341,173
                                    ---------------------------------------------------------------------------------
Total assets                              247,786          176        47,253      246,763           148      341,173

LIABILITIES
    Payable to Golden American
      Life Insurance Company                   46            -            12          (6)             -           27
                                    ---------------------------------------------------------------------------------
Total liabilities                              46            -            12          (6)             -           27
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $247,740         $176       $47,241     $246,769          $148     $341,146
                                    =================================================================================

NET ASSETS
   Accumulation units                    $247,740         $176       $47,241     $246,769          $148     $341,115
   Contracts in payout
     (annuitization) period                     -            -             -            -             -           31
                                    ---------------------------------------------------------------------------------
Total net assets                         $247,740         $176       $47,241     $246,769          $148     $341,146
                                    =================================================================================

Total number of mutual fund shares     28,947,007       20,551     6,446,580   27,663,981        16,548   43,516,942
                                    =================================================================================

Cost of mutual fund shares               $326,290         $177       $55,931     $245,271          $154     $365,212
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                      GCG TRUST
                                       CAPITAL
                                      GUARDIAN                   GCG TRUST    GCG TRUST     GCG TRUST    GCG TRUST
                                      SMALL CAP    GCG TRUST     CORE BOND    DEVELOPING   DEVELOPING    DIVERSIFIED
                                       ADVISOR     CORE BOND      ADVISOR       WORLD     WORLD ADVISOR    MID-CAP
                                    ---------------------------------------------------------------------------------

ASSETS
    Investments in mutual funds at
      fair value                             $321     $425,187          $992      $60,010           $79      $91,178
                                    ---------------------------------------------------------------------------------
Total assets                                  321      425,187           992       60,010            79       91,178

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -           62             -           10             -           19
                                    ---------------------------------------------------------------------------------
Total liabilities                               -           62             -           10             -           19
                                    ---------------------------------------------------------------------------------

NET ASSETS                                   $321     $425,125          $992      $60,000           $79      $91,159
                                    =================================================================================

NET ASSETS
    Accumulation units                       $321     $425,125          $992      $59,922           $79      $91,159
    Contracts in payout
      (annuitization) period                    -            -             -           78             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                             $321     $425,125          $992      $60,000           $79      $91,159
                                    =================================================================================

Total number of mutual fund shares         40,778   40,927,570        95,384    9,463,043        12,488   12,304,724
                                    =================================================================================

Cost of mutual fund shares                   $320     $413,399          $995      $66,565           $81     $107,329
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                      GCG TRUST                  GCG TRUST                 GCG TRUST
                                     DIVERSIFIED   GCG TRUST      EQUITY      GCG TRUST      EQUITY      GCG TRUST
                                       MID-CAP       EQUITY       GROWTH        EQUITY       INCOME        EQUITY
                                       ADVISOR       GROWTH       ADVISOR       INCOME       ADVISOR    OPPORTUNITY
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                             $220       $4,363          $458     $409,709          $640     $280,956
                                    ---------------------------------------------------------------------------------
Total assets                                  220        4,363           458      409,709           640      280,956

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            1             -           39             -            2
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            1             -           39             -            2
                                    ---------------------------------------------------------------------------------

NET ASSETS                                   $220       $4,362          $458     $409,670          $640     $280,954
                                    =================================================================================

NET ASSETS
    Accumulation units                       $220       $4,362          $458     $409,087          $640     $280,954
    Contracts in payout
      (annuitization) period                    -            -             -          583             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                             $220       $4,362          $458     $409,670          $640     $280,954
                                    =================================================================================

Total number of mutual fund shares         29,088      553,027        58,036   42,151,267        65,893   28,011,556
                                    =================================================================================

Cost of mutual fund shares                   $224       $4,533          $480     $478,993          $660     $375,266
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                      GCG TRUST                                             GCG TRUST    GCG TRUST
                                       EQUITY                    GCG TRUST    GCG TRUST       FULLY     FUNDAMENTAL
                                     OPPORTUNITY   GCG TRUST    FOCUS VALUE     FULLY        MANAGED       GROWTH
                                       ADVISOR    FOCUS VALUE     ADVISOR      MANAGED       ADVISOR       FOCUS
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $34       $5,932           $48     $935,237          $894       $2,742
                                    ---------------------------------------------------------------------------------
Total assets                                   34        5,932            48      935,237           894        2,742

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            1             -          158             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            1             -          158             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $34       $5,931           $48     $935,079          $894       $2,742
                                    =================================================================================

NET ASSETS
    Accumulation units                        $34       $5,931           $48     $934,553          $894       $2,742
    Contracts in payout
      (annuitization) period                    -            -             -          526             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $34       $5,931           $48     $935,079          $894       $2,742
                                    =================================================================================

Total number of mutual fund shares          3,356      702,000         5,700   54,596,475        52,102      340,663
                                    =================================================================================

Cost of mutual fund shares                    $34       $6,022           $50     $951,332          $913       $2,856
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                      GCG TRUST                  GCG TRUST
                                     FUNDAMENTAL   GCG TRUST      GLOBAL                   GCG TRUST
                                       GROWTH        GLOBAL      FRANCHISE     GCG TRUST     GROWTH      GCG TRUST
                                       ADVISOR     FRANCHISE      ADVISOR       GROWTH       ADVISOR    HARD ASSETS
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                             $108      $14,672          $708     $559,968           $92      $67,762
                                    ---------------------------------------------------------------------------------
Total assets                                  108       14,672           708      559,968            92       67,762

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            2             -         (73)             -            9
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            2             -         (73)             -            9
                                    ---------------------------------------------------------------------------------

NET ASSETS                                   $108      $14,670          $708     $560,041           $92      $67,753
                                    =================================================================================

NET ASSETS
    Accumulation units                       $108      $14,670          $708     $560,041           $92      $67,731
    Contracts in payout
      (annuitization) period                    -            -             -            -             -           22
                                    ---------------------------------------------------------------------------------
Total net assets                             $108      $14,670          $708     $560,041           $92      $67,753
                                    =================================================================================

Total number of mutual fund shares         13,419    1,643,031        78,863   57,609,909         9,474    6,907,479
                                    =================================================================================

Cost of mutual fund shares                   $113      $14,881          $702     $588,641           $97      $72,704
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                   GCG TRUST     GCG TRUST                  GCG TRUST
                                      GCG TRUST  INTERNATIONAL INTERNATIONAL   GCG TRUST  INTERNATIONAL  GCG TRUST
                                     HARD ASSETS    ENHANCED     ENHANCED    INTERNATIONAL   EQUITY       INTERNET
                                       ADVISOR        EAFE     EAFE ADVISOR     EQUITY       ADVISOR     TOLLKEEPER
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $97       $4,990          $165     $120,479          $254      $12,805
                                    ---------------------------------------------------------------------------------
Total assets                                   97        4,990           165      120,479           254       12,805

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            2             -            3
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            2             -            3
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $97       $4,990          $165     $120,477          $254      $12,802
                                    =================================================================================

NET ASSETS
    Accumulation units                        $97       $4,990          $165     $120,477          $254      $12,802
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $97       $4,990          $165     $120,477          $254      $12,802
                                    =================================================================================

Total number of mutual fund shares          9,842      602,666        19,839   17,486,179        36,824    2,690,088
                                    =================================================================================

Cost of mutual fund shares                    $95       $4,961          $166     $117,316          $254      $12,773
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                                              GCG TRUST  GCG TRUST J.P.
                                     GCG TRUST                               J.P. MORGAN     MORGAN      GCG TRUST
                                      INTERNET                   GCG TRUST     FLEMING       FLEMING       JANUS
                                     TOLLKEEPER    GCG TRUST     INVESTORS    SMALL CAP     SMALL CAP    GROWTH AND
                                       ADVISOR     INVESTORS      ADVISOR       EQUITY       ADVISOR       INCOME
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $53      $92,152          $297       $9,491          $511     $130,375
                                    ---------------------------------------------------------------------------------
Total assets                                   53       92,152           297        9,491           511      130,375

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -           16             -            1             -           30
                                    ---------------------------------------------------------------------------------
Total liabilities                               -           16             -            1             -           30
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $53      $92,136          $297       $9,490          $511     $130,345
                                    =================================================================================

NET ASSETS
    Accumulation units                        $53      $92,136          $297       $9,490          $511     $130,345
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $53      $92,136          $297       $9,490          $511     $130,345
                                    =================================================================================

Total number of mutual fund shares         11,189   11,490,287        37,008    1,198,388        64,524   18,107,685
                                    =================================================================================

Cost of mutual fund shares                    $57     $119,320          $297       $9,902          $520     $156,213
                                    =================================================================================

SEE ACCOMPANYING NOTES.




                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                      GCG TRUST                               GCG TRUST                  GCG TRUST
                                    JANUS GROWTH   GCG TRUST    GCG TRUST      LIMITED                     LIQUID
                                     AND INCOME    LARGE CAP     LARGE CAP     MATURITY    GCG TRUST       ASSET
                                       ADVISOR       VALUE     VALUE ADVISOR     BOND     LIQUID ASSET    ADVISOR
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                             $587     $295,742          $333     $559,019    $1,023,271       $1,800
                                    ---------------------------------------------------------------------------------
Total assets                                  587      295,742           333      559,019     1,023,271        1,800

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -           54             -           78            92            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -           54             -           78            92            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                   $587     $295,688          $333     $558,941    $1,023,179       $1,800
                                    =================================================================================

NET ASSETS
    Accumulation units                       $587     $295,688          $333     $558,749    $1,023,108       $1,800
    Contracts in payout
      (annuitization) period                    -            -             -          192            71            -
                                    ---------------------------------------------------------------------------------
Total net assets                             $587     $295,688          $333     $558,941    $1,023,179       $1,800
                                    =================================================================================

Total number of mutual fund shares         81,270   38,209,569        42,967   48,864,682 1,023,271,242    1,799,891
                                    =================================================================================

Cost of mutual fund shares                   $602     $364,544          $347     $550,029    $1,023,271       $1,800
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                   GCG TRUST                  GCG TRUST
                                      GCG TRUST      MANAGED     GCG TRUST     MID-CAP                   GCG TRUST
                                       MANAGED       GLOBAL       MID-CAP       GROWTH      GCG TRUST   REAL ESTATE
                                       GLOBAL       ADVISOR       GROWTH       ADVISOR     REAL ESTATE    ADVISOR
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                         $223,101          $50      $435,524         $549      $187,637         $276
                                    ---------------------------------------------------------------------------------
Total assets                              223,101           50       435,524          549       187,637          276

LIABILITIES
    Payable to Golden American
      Life Insurance Company                   17            -          (57)            -            30            -
                                    ---------------------------------------------------------------------------------
Total liabilities                              17            -          (57)            -            30            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $223,084          $50      $435,581         $549      $187,607         $276
                                    =================================================================================

NET ASSETS
    Accumulation units                   $222,985          $50      $435,520         $549      $187,529         $276
    Contracts in payout
      (annuitization) period                   99            -            61            -            78            -
                                    ---------------------------------------------------------------------------------
Total net assets                         $223,084          $50      $435,581         $549      $187,607         $276
                                    =================================================================================

Total number of mutual fund shares     26,911,933        5,981    59,989,440       75,620    12,534,302       18,400
                                    =================================================================================

Cost of mutual fund shares               $265,330          $51      $536,584         $558      $203,069         $278
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                                              GCG TRUST                  GCG TRUST
                                                    GCG TRUST    GCG TRUST     SPECIAL      GCG TRUST    STRATEGIC
                                      GCG TRUST     RESEARCH      SPECIAL     SITUATIONS    STRATEGIC      EQUITY
                                      RESEARCH      ADVISOR     SITUATIONS     ADVISOR       EQUITY       ADVISOR
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                         $421,026         $326       $21,800          $56      $139,837          $78
                                    ---------------------------------------------------------------------------------
Total assets                              421,026          326        21,800           56       139,837           78

LIABILITIES
    Payable to Golden American
      Life Insurance Company                  (9)            -             6            -          (15)            -
                                    ---------------------------------------------------------------------------------
Total liabilities                             (9)            -             6            -          (15)            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $421,035         $326       $21,794          $56      $139,852          $78
                                    =================================================================================

NET ASSETS
    Accumulation units                   $421,035         $326       $21,794          $56      $139,689          $78
    Contracts in payout
      (annuitization) period                    -            -             -            -           163            -
                                    ---------------------------------------------------------------------------------
Total net assets                         $421,035         $326       $21,794          $56      $139,852          $78
                                    =================================================================================

Total number of mutual fund shares     35,202,892       27,238     3,488,059        8,892    15,554,763        8,627
                                    =================================================================================

Cost of mutual fund shares               $624,498         $329       $29,152          $56      $139,701          $79
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                                                                         GCG TRUST
                                                   GCG TRUST                  GCG TRUST    GCG TRUST     VAN KAMPEN
                                                     TOTAL        GCG TRUST     VALUE      VAN KAMPEN    GROWTH AND
                                      GCG TRUST     RETURN         VALUE       EQUITY      GROWTH AND      INCOME
                                    TOTAL RETURN    ADVISOR        EQUITY      ADVISOR       INCOME        ADVISOR
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                         $853,368         $955      $173,253         $107      $554,615         $990
                                    ---------------------------------------------------------------------------------
Total assets                              853,368          955       173,253          107       554,615          990

LIABILITIES
    Payable to Golden American
      Life Insurance Company                  102            -            14            -             7            -
                                    ---------------------------------------------------------------------------------
Total liabilities                             102            -            14            -             7            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $853,266         $955      $173,239         $107      $554,608         $990
                                    =================================================================================

NET ASSETS
    Accumulation units                   $853,266         $955      $173,226         $107      $554,483         $990
    Contracts in payout
      (annuitization) period                    -            -            13            -           125            -
                                    ---------------------------------------------------------------------------------
Total net assets                         $853,266         $955      $173,239         $107      $554,608         $990
                                    =================================================================================

Total number of mutual fund shares     57,621,059       64,473    13,535,386        8,350    32,188,897       57,364
                                    =================================================================================

Cost of mutual fund shares               $940,003         $984      $206,816         $110      $733,160       $1,001
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                       AIM V.I.
                                        DENT                     AIM V.I.                   AIM V.I.     ALLIANCE
                                     DEMOGRAPHIC    AIM V.I.      CAPITAL     AIM V.I.      PREMIER      BERNSTEIN
                                       TRENDS        GROWTH    APPRECIATION  CORE EQUITY     EQUITY        VALUE
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                          $11,338         $848           $27          $41           $80       $2,709
                                    ---------------------------------------------------------------------------------
Total assets                               11,338          848            27           41            80        2,709

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    3            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               3            -             -            -             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                $11,335         $848           $27          $41           $80       $2,709
                                    =================================================================================

NET ASSETS
    Accumulation units                    $11,335         $848           $27          $41           $80       $2,709
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                          $11,335         $848           $27          $41           $80       $2,709
                                    =================================================================================

Total number of mutual fund shares      2,999,480       75,286         1,672        2,417         4,947      309,651
                                    =================================================================================

Cost of mutual fund shares                $13,467         $932           $34          $44           $87       $2,932
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                      ALLIANCE      ALLIANCE                  FIDELITY(R)   FIDELITY(R)  FIDELITY(R)
                                     GROWTH AND     PREMIER     FIDELITY(R)      VIP           VIP          VIP
                                       INCOME        GROWTH     VIP GROWTH   EQUITY-INCOME CONTRAFUND(R)  OVERSEAS
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                           $4,731       $2,094       $23,216      $23,855        $4,439           $9
                                    ---------------------------------------------------------------------------------
Total assets                                4,731        2,094        23,216       23,855         4,439            9

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    1            -             4            4             1            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               1            -             4            4             1            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                 $4,730       $2,094       $23,212      $23,851        $4,438           $9
                                    =================================================================================

NET ASSETS
    Accumulation units                     $4,730       $2,094       $23,212      $23,851        $4,438           $9
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                           $4,730       $2,094       $23,212      $23,851        $4,438           $9
                                    =================================================================================

Total number of mutual fund shares        286,931      121,132     1,000,254    1,325,264       247,315          848
                                    =================================================================================

Cost of mutual fund shares                 $5,706       $2,199       $24,417      $23,730        $4,720           $9
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                      FRANKLIN                                                           GALAXY VIP
                                      SMALL CAP                  GALAXY VIP                 GALAXY VIP      HIGH
                                        VALUE      GREENWICH      ASSET        GALAXY VIP   GROWTH AND     QUALITY
                                     SECURITIES   APPRECIATION  ALLOCATION      EQUITY       INCOME         BOND
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $17         $589          $631         $487          $122         $130
                                    ---------------------------------------------------------------------------------
Total assets                                   17          589           631          487           122          130

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $17         $589          $631         $487          $122         $130
                                    =================================================================================

NET ASSETS
    Accumulation units                        $17         $589          $631         $487          $122         $130
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $17         $589          $631         $487          $122         $130
                                    =================================================================================

Total number of mutual fund shares          1,814       33,520        52,433       43,112        15,339       11,785
                                    =================================================================================

Cost of mutual fund shares                    $20         $704          $875         $907          $171         $124
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                     GALAXY VIP
                                        SMALL       ING GET      ING GET      ING GET      ING GET      ING GET
                                       COMPANY       FUND -       FUND -       FUND -       FUND -       FUND -
                                       GROWTH       SERIES N     SERIES P     SERIES Q     SERIES R     SERIES S
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $57      $28,663      $142,429     $169,061      $170,561     $219,297
                                    ---------------------------------------------------------------------------------
Total assets                                   57       28,663       142,429      169,061       170,561      219,297

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            2       (1,417)           32            35           27
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            2       (1,417)           32            35           27
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $57      $28,661      $143,846     $169,029      $170,526     $219,270
                                    =================================================================================

NET ASSETS
    Accumulation units                        $57      $28,661      $143,846     $169,029      $170,526     $219,270
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $57      $28,661      $143,846     $169,029      $170,526     $219,270
                                    =================================================================================

Total number of mutual fund shares          7,252    2,832,289    13,991,036   16,838,766    16,887,183   21,777,267
                                    =================================================================================

Cost of mutual fund shares                    $90      $28,540      $140,492     $168,845      $169,204     $218,284
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                                 ING                     ING MFS(R)
                                                                               AMERICAN                   CAPITAL
                                       ING GET       ING GET                   CENTURY      ING J.P.   OPPORTUNITIES
                                        FUND -       FUND -      ING ALGER    SMALL CAP    MORGAN MID     (INITIAL
                                       SERIES T     SERIES U      GROWTH        VALUE      CAP VALUE      CLASS)
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                         $237,964       $1,048           $39           $2          $301       $1,280
                                    ---------------------------------------------------------------------------------
Total assets                              237,964        1,048            39            2           301        1,280

LIABILITIES
    Payable to Golden American
      Life Insurance Company                   16            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                              16            -             -            -             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $237,948       $1,048           $39           $2          $301       $1,280
                                    =================================================================================

NET ASSETS
    Accumulation units                   $237,948       $1,048           $39           $2          $301       $1,280
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                         $237,948       $1,048           $39           $2          $301       $1,280
                                    =================================================================================

Total number of mutual fund shares     23,514,212      104,710         5,928          214        32,577       67,567
                                    =================================================================================

Cost of mutual fund shares               $235,664       $1,047           $43           $2          $293       $1,561
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                      ING MFS(R)
                                       CAPITAL                                                             ING SALOMON
                                    OPPORTUNITIES   ING MFS(R)     ING OPCAP     ING PIMCO    ING SALOMON     BROS.
                                      (SERVICE       GLOBAL         BALANCED       TOTAL         BROS.      INVESTORS
                                       CLASS)        GROWTH         VALUE          RETURN       CAPITAL        VALUE
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $72          $75          $126         $593            $9           $4
                                    ---------------------------------------------------------------------------------
Total assets                                   72           75           126          593             9            4

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $72          $75          $126         $593            $9           $4
                                    =================================================================================

NET ASSETS
    Accumulation units                        $72          $75          $126         $593            $9           $4
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $72          $75          $126         $593            $9           $4
                                    =================================================================================

Total number of mutual fund shares          3,834        8,956        13,107       56,245           762          373
                                    =================================================================================

Cost of mutual fund shares                    $85          $75          $131         $599            $9           $4
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                   ING T. ROWE    ING UBS
                                     ING SCUDDER      PRICE       TACTICAL      ING VAN       ING VP
                                    INTERNATIONAL    GROWTH        ASSET        KAMPEN      WORLDWIDE       ING VP
                                       GROWTH        EQUITY     ALLOCATION     COMSTOCK      GROWTH          BOND
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                               $7         $144            $2       $1,737       $27,365      $49,597
                                    ---------------------------------------------------------------------------------
Total assets                                    7          144             2        1,737        27,365       49,597

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            -             7            7
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            -             7            7
                                    ---------------------------------------------------------------------------------

NET ASSETS                                     $7         $144            $2       $1,737       $27,358      $49,590
                                    =================================================================================

NET ASSETS
    Accumulation units                         $7         $144            $2       $1,737       $27,358      $49,590
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                               $7         $144            $2       $1,737       $27,358      $49,590
                                    =================================================================================

Total number of mutual fund shares            918        4,150            94      208,228     5,077,001    3,665,695
                                    =================================================================================

Cost of mutual fund shares                     $8         $162            $2       $1,730       $32,839      $49,791
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                     ING VP        ING VP        ING VP                    ING VP
                                       ING VP      INDEX PLUS      INDEX       INDEX PLUS  ING VP SMALL     VALUE
                                       GROWTH       LARGECAP     PLUS MIDCAP    SMALLCAP      COMPANY    OPPORTUNITY
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $46       $4,590        $5,910       $4,006          $156       $1,086
                                    ---------------------------------------------------------------------------------
Total assets                                   46        4,590         5,910        4,006           156        1,086

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            1             1            1             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            1             1            1             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $46       $4,589        $5,909       $4,005          $156       $1,086
                                    =================================================================================

NET ASSETS
    Accumulation units                        $46       $4,589        $5,909       $4,005          $156       $1,086
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $46       $4,589        $5,909       $4,005          $156       $1,086
                                    =================================================================================

Total number of mutual fund shares          6,680      423,812       499,540      403,834        13,756      111,346
                                    =================================================================================

Cost of mutual fund shares                    $50       $4,673        $6,054       $4,041          $209       $1,335
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                                  ING VP
                                                     ING VP          ING VP        LARGE        ING VP
                                       ING VP        GROWTH       INTERNATIONAL   COMPANY      LARGECAP       ING VP
                                     CONVERTIBLE   OPPORTUNITIES      VALUE        VALUE        GROWTH       MAGNACAP
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                           $1,034       $9,921           $42         $958        $1,006      $12,340
                                    ---------------------------------------------------------------------------------
Total assets                                1,034        9,921            42          958         1,006       12,340

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            3             -            -             -            2
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            3             -            -             -            2
                                    ---------------------------------------------------------------------------------

NET ASSETS                                 $1,034       $9,918           $42         $958        $1,006      $12,338
                                    =================================================================================

NET ASSETS
    Accumulation units                     $1,034       $9,918           $42         $958        $1,006      $12,338
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                           $1,034       $9,918           $42         $958        $1,006      $12,338
                                    =================================================================================

Total number of mutual fund shares        109,462    2,638,582         4,816      120,960       160,390    1,801,417
                                    =================================================================================

Cost of mutual fund shares                 $1,086      $12,343           $52       $1,116        $1,054      $14,542
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                       ING VP        ING VP     INVESCO VIF  INVESCO VIF
                                       MIDCAP       SMALLCAP    - FINANCIAL    - HEALTH    INVESCO VIF  INVESCO VIF
                                    OPPORTUNITIES OPPORTUNITIES  SERVICES      SCIENCES     - LEISURE   - UTILITIES
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $12      $30,125       $22,946      $30,564        $6,098       $7,784
                                    ---------------------------------------------------------------------------------
Total assets                                   12       30,125        22,946       30,564         6,098        7,784

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            7             5            6             1            1
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            7             5            6             1            1
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $12      $30,118       $22,941      $30,558        $6,097       $7,783
                                    =================================================================================

NET ASSETS
    Accumulation units                        $12      $30,118       $22,941      $30,558        $6,097       $7,783
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $12      $30,118       $22,941      $30,558        $6,097       $7,783
                                    =================================================================================

Total number of mutual fund shares          2,752    2,840,607     2,185,295    2,222,861       715,754      697,486
                                    =================================================================================

Cost of mutual fund shares                    $16      $42,110       $23,502      $32,262        $6,082       $7,988
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                   JANUS ASPEN               JANUS ASPEN
                                     JANUS ASPEN     SERIES     JANUS ASPEN    SERIES     OPPENHEIMER   OPPENHEIMER
                                       SERIES       FLEXIBLE      SERIES      WORLDWIDE      GLOBAL      STRATEGIC
                                      BALANCED       INCOME       GROWTH        GROWTH     SECURITIES       BOND
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                             $496         $283          $192       $3,535          $205          $16
                                    ---------------------------------------------------------------------------------
Total assets                                  496          283           192        3,535           205           16

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            1             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            1             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                   $496         $283          $192       $3,534          $205          $16
                                    =================================================================================

NET ASSETS
    Accumulation units                       $496         $283          $192       $3,534          $205          $16
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                             $496         $283          $192       $3,534          $205          $16
                                    =================================================================================

Total number of mutual fund shares         23,270       22,071        13,244      168,746        11,665        3,487
                                    =================================================================================

Cost of mutual fund shares                   $525         $273          $224       $3,639          $244          $16
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                     PIMCO
                                        PIMCO      STOCKSPLUS     PIONEER                    PIONEER      PIONEER
                                        HIGH       GROWTH AND  EQUITY-INCOME   PIONEER       MID-CAP       SMALL
                                        YIELD        INCOME         VCT        FUND VCT     VALUE VCT   COMPANY VCT
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                         $305,275     $181,641          $179      $20,067       $53,073       $3,418
                                    ---------------------------------------------------------------------------------
Total assets                              305,275      181,641           179       20,067        53,073        3,418

LIABILITIES
    Payable to Golden American
      Life Insurance Company                   38            4             -            3            11            1
                                    ---------------------------------------------------------------------------------
Total liabilities                              38            4             -            3            11            1
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $305,237     $181,637          $179      $20,064       $53,062       $3,417
                                    =================================================================================

NET ASSETS
    Accumulation units                   $305,237     $181,637          $179      $20,064       $53,062       $3,417
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                         $305,237     $181,637          $179      $20,064       $53,062       $3,417
                                    =================================================================================

Total number of mutual fund shares     42,576,723   25,044,953        11,764    1,315,882     3,571,539      376,869
                                    =================================================================================

Cost of mutual fund shares               $319,995     $240,989          $199      $21,406       $59,944       $3,947
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                                            PRUDENTIAL
                                                                                           SP JENNISON    PUTNAM VT
                                     PROFUND VP    PROFUND VP   PROFUND VP    PRUDENTIAL   INTERNATIONAL  GROWTH AND
                                        BULL       EUROPE 30     SMALL-CAP     JENNISON       GROWTH        INCOME
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                          $31,273      $15,629       $38,620      $37,756       $15,344       $1,662
                                    ---------------------------------------------------------------------------------
Total assets                               31,273       15,629        38,620       37,756        15,344        1,662

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    8            2             8            8             3            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               8            2             8            8             3            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                $31,265      $15,627       $38,612      $37,748       $15,341       $1,662
                                    =================================================================================

NET ASSETS
    Accumulation units                    $31,265      $15,627       $38,612      $37,748       $15,341       $1,662
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                          $31,265      $15,627       $38,612      $37,748       $15,341       $1,662
                                    =================================================================================

Total number of mutual fund shares      1,527,025      867,774     1,743,448    2,972,899     3,661,627       89,142
                                    =================================================================================

Cost of mutual fund shares                $32,082      $15,970       $40,061      $39,753       $15,921       $1,902
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                                                SMITH
                                      PUTNAM VT                                BARNEY                       SMITH
                                    INTERNATIONAL                            INTERNATIONAL SMITH BARNEY     BARNEY
                                     GROWTH AND     PUTNAM VT   SMITH BARNEY   ALL CAP       LARGE CAP      MONEY
                                       INCOME      VOYAGER II   HIGH INCOME     GROWTH         VALUE        MARKET
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                           $2,981       $1,645          $319         $201          $371         $143
                                    ---------------------------------------------------------------------------------
Total assets                                2,981        1,645           319          201           371          143

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                 $2,981       $1,645          $319         $201          $371         $143
                                    =================================================================================

NET ASSETS
    Accumulation units                     $2,981       $1,645          $319         $201          $371         $143
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                           $2,981       $1,645          $319         $201          $371         $143
                                    =================================================================================

Total number of mutual fund shares        357,012      470,066        50,922       22,831        28,077      142,697
                                    =================================================================================

Cost of mutual fund shares                 $3,378       $2,030          $533         $365          $563         $143
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                    UBS TACTICAL
                                     ALLOCATION
                                    --------------
ASSETS
    Investments in mutual funds at
      fair value                           $1,548
                                    --------------
Total assets                                1,548

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -
                                    --------------
Total liabilities                               -
                                    --------------

NET ASSETS                                 $1,548
                                    ==============

NET ASSETS
    Accumulation units                     $1,548
    Contracts in payout
      (annuitization) period                    -
                                    --------------
Total net assets                           $1,548
                                    ==============

Total number of mutual fund shares        159,134
                                    ==============

Cost of mutual fund shares                 $1,802
                                    ==============

SEE ACCOMPANYING NOTES.

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                                       28

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                                       29

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                                       30

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                                       31

                     Golden American Life Insurance Company
                               Separate Account B

                             Statement of Operations

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                            GCG TRUST                  GCG TRUST    GCG TRUST
                                                               GCG TRUST      ASSET      GCG TRUST      CAPITAL      CAPITAL
                                                  GCG TRUST     ALL CAP     ALLOCATION    CAPITAL       GROWTH       GUARDIAN
                                                   ALL CAP      ADVISOR       GROWTH       GROWTH       ADVISOR     SMALL CAP
                                                 -------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $632         $-           $602           $-         $-            $523
                                                 -------------------------------------------------------------------------------
Total investment income                                  632          -            602            -          -             523

Expenses:
   Mortality and expense risk and other charges        4,742          -            929        4,657          -           6,716
     Annual administrative charges                       161          -             32          159          -             248
     Minimum death benefit guarantee charges               -          -              -            -          -               -
     Contingent deferred sales charges                   286          -             32          520          -             523
     Other contract charges                              481          -            120          154          -             368
     Amortization of deferred charges related
      to:
        Deferred sales load                                -          -              -            1          -               3
        Premium taxes                                      -          -              -            -          -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                         5,670          -          1,113        5,491          -           7,858
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                          (5,038)         -           (511)      (5,491)         -          (7,335)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments              (14,269)         -         (2,018)    (211,562)         -         (87,705)
Capital gains distributions                                2          -              -            -          -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                       (14,267)         -         (2,018)    (211,562)         -         (87,705)

Net unrealized appreciation (depreciation) of
   investments                                       (74,887)        (1)        (8,019)      97,211         (6)        (39,390)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                  $(94,192)       $(1)      $(10,548)   $(119,842)       $(6)      $(134,430)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                  GCG TRUST
                                                   CAPITAL
                                                   GUARDIAN                 GCG TRUST    GCG TRUST     GCG TRUST    GCG TRUST
                                                  SMALL CAP    GCG TRUST    CORE BOND    DEVELOPING   DEVELOPING   DIVERSIFIED
                                                   ADVISOR     CORE BOND     ADVISOR       WORLD     WORLD ADVISOR   MID-CAP
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-         $9,185        $16             $-         $-            $228
                                                 -------------------------------------------------------------------------------
Total investment income                                  -          9,185         16              -          -             228

Expenses:
   Mortality and expense risk and other charges          -          4,101          1          1,144          -           1,361
     Annual administrative charges                       -            124          -             50          -              43
     Minimum death benefit guarantee charges             -              -          -              -          -               -
     Contingent deferred sales charges                   -            185          -             93          -              62
     Other contract charges                              -            376          -             68          -             167
     Amortization of deferred charges related
      to:
        Deferred sales load                              -              1          -              1          -               -
        Premium taxes                                    -              -          -              -          -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -          4,787          1          1,356          -           1,633
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          4,398         15         (1,356)         -          (1,405)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -          1,692          -          1,932          -          (1,645)
Capital gains distributions                              -            545          1              -          -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -          2,237          1          1,932          -          (1,645)

Net unrealized appreciation (depreciation) of
   investments                                           1         10,717         (3)        (8,556)        (2)        (16,949)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                      $1        $17,352        $13        $(7,980)       $(2)       $(19,999)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                  GCG TRUST                 GCG TRUST                  GCG TRUST
                                                 DIVERSIFIED   GCG TRUST     EQUITY      GCG TRUST      EQUITY      GCG TRUST
                                                   MID-CAP       EQUITY      GROWTH        EQUITY       INCOME       EQUITY
                                                   ADVISOR       GROWTH      ADVISOR       INCOME       ADVISOR    OPPORTUNITY
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $3           $-         $5,698         $7            $437
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            3            -          5,698          7             437

Expenses:
   Mortality and expense risk and other charges          -           19            1          6,536          1           5,459
     Annual administrative charges                       -            1            -            217          -             191
     Minimum death benefit guarantee charges             -            -            -              3          -               -
     Contingent deferred sales charges                   -            -            -            413          -             459
     Other contract charges                              -            2            -            399          -             287
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -             18          -              12
        Premium taxes                                    -            -            -              -          -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           22            1          7,586          1           6,408
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          (19)          (1)        (1,888)         6          (5,971)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -          (88)           -        (15,791)         -        (150,767)
Capital gains distributions                              -            -            -          1,935          3               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -          (88)           -        (13,856)         3        (150,767)

Net unrealized appreciation (depreciation) of
   investments                                          (4)        (170)         (22)       (56,537)       (20)         21,921
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(4)       $(277)        $(23)      $(72,281)      $(11)      $(134,817)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                  GCG TRUST                                            GCG TRUST    GCG TRUST
                                                    EQUITY     GCG TRUST    GCG TRUST    GCG TRUST       FULLY     FUNDAMENTAL
                                                 OPPORTUNITY     FOCUS     FOCUS VALUE     FULLY        MANAGED       GROWTH
                                                   ADVISOR       VALUE       ADVISOR      MANAGED       ADVISOR       FOCUS
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $-           $-        $14,219          $10            $-
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            -            -         14,219           10             -

Expenses:
   Mortality and expense risk and other charges          -           33            -         13,275            1            11
     Annual administrative charges                       -            1            -            486            -             -
     Minimum death benefit guarantee charges             -            -            -              1            -             -
     Contingent deferred sales charges                   -            1            -            905            -             -
     Other contract charges                              -            4            -            881            -             1
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -             15            -             -
        Premium taxes                                    -            -            -              1            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           39            -         15,564            1            12
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          (39)           -         (1,345)           9           (12)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (201)           -          3,703            1           (17)
Capital gains distributions                              -            -            -         10,018            8             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (201)           -         13,721            9           (17)

Net unrealized appreciation (depreciation) of
   investments                                           -          (90)          (2)       (34,916)         (20)         (114)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                      $-        $(330)         $(2)      $(22,540)         $(2)        $(143)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                  GCG TRUST                 GCG TRUST
                                                 FUNDAMENTAL   GCG TRUST     GLOBAL                    GCG TRUST
                                                    GROWTH      GLOBAL      FRANCHISE    GCG TRUST      GROWTH      GCG TRUST
                                                   ADVISOR     FRANCHISE     ADVISOR       GROWTH       ADVISOR    HARD ASSETS
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $-           $-             $-         $-            $386
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            -            -              -          -             386

Expenses:
   Mortality and expense risk and other charges          -           70            1         11,796          -             912
     Annual administrative charges                       -            3            -            421          -              33
     Minimum death benefit guarantee charges             -            -            -              -          -               1
     Contingent deferred sales charges                   -            2            -          1,183          -              39
     Other contract charges                              -            9            -            545          -              42
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -              5          -               1
        Premium taxes                                    -            -            -              -          -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           84            1         13,950          -           1,028
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          (84)          (1)       (13,950)         -            (642)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (154)           -       (524,085)         -          (2,333)
Capital gains distributions                              -            -            -              -          -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (154)           -       (524,085)         -          (2,333)

Net unrealized appreciation (depreciation) of
   investments                                          (5)        (208)           6        244,425         (5)         (1,937)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(5)       $(446)          $5      $(293,610)       $(5)        $(4,912)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                               GCG TRUST    GCG TRUST                  GCG TRUST
                                                  GCG TRUST  INTERNATIONAL INTERNATIONAL  GCG TRUST  INTERNATIONAL   GCG TRUST
                                                 HARD ASSETS    ENHANCED     ENHANCED   INTERNATIONAL   EQUITY       INTERNET
                                                   ADVISOR        EAFE     EAFE ADVISOR    EQUITY       ADVISOR     TOLLKEEPER
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-          $13           $-         $1,039         $2              $-
                                                 -------------------------------------------------------------------------------
Total investment income                                  -           13            -          1,039          2               -

Expenses:
   Mortality and expense risk and other charges          -           31            -          2,195          1             142
     Annual administrative charges                       -            1            -             68          -               5
     Minimum death benefit guarantee charges             -            -            -              -          -               -
     Contingent deferred sales charges                   -            -            -            205          -               3
     Other contract charges                              -            5            -             81          -              19
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -              -          -               -
        Premium taxes                                    -            -            -              -          -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           37            -          2,549          1             169
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          (24)           -         (1,510)         1            (169)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (285)           -        (18,218)         -          (3,259)
Capital gains distributions                              -            -            -              -          -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (285)           -        (18,218)         -          (3,259)

Net unrealized appreciation (depreciation) of
   investments                                           1           29           (1)        (1,709)         -              32
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                      $1        $(280)         $(1)      $(21,437)        $1         $(3,396)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                         GCG TRUST  GCG TRUST J.P.
                                                  GCG TRUST                             J.P. MORGAN     MORGAN      GCG TRUST
                                                   INTERNET                 GCG TRUST     FLEMING       FLEMING       JANUS
                                                  TOLLKEEPER   GCG TRUST    INVESTORS    SMALL CAP     SMALL CAP    GROWTH AND
                                                   ADVISOR     INVESTORS     ADVISOR       EQUITY       ADVISOR       INCOME
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $771         $1           $-           $-            $527
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            771          1            -            -             527

Expenses:
   Mortality and expense risk and other charges          -          1,619          -           47            1           1,971
     Annual administrative charges                       -             45          -            2            -              69
     Minimum death benefit guarantee charges             -              -          -            -            -               -
     Contingent deferred sales charges                   -             98          -            1            -             130
     Other contract charges                              -            165          -            6            -             226
     Amortization of deferred charges related
      to:
        Deferred sales load                              -              -          -            -            -               -
        Premium taxes                                    -              -          -            -            -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -          1,927          -           56            1           2,396
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -         (1,156)         1          (56)          (1)         (1,869)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (2,693)         -          (90)           -          (4,040)
Capital gains distributions                              -              -          -            -            -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (2,693)         -          (90)           -          (4,040)

Net unrealized appreciation (depreciation) of
   investments                                          (4)       (23,933)         -         (411)          (9)        (22,039)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(4)      $(27,782)        $1        $(557)        $(10)       $(27,948)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                  GCG TRUST
                                                    JANUS                   GCG TRUST    GCG TRUST                   GCG TRUST
                                                  GROWTH AND   GCG TRUST    LARGE CAP     LIMITED                     LIQUID
                                                    INCOME     LARGE CAP      VALUE       MATURITY    GCG TRUST       ASSET
                                                   ADVISOR       VALUE       ADVISOR        BOND     LIQUID ASSET    ADVISOR
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $1           $695         $-        $16,692      $14,926          $2
                                                 -------------------------------------------------------------------------------
Total investment income                                  1            695          -         16,692       14,926           2

Expenses:
   Mortality and expense risk and other charges          1          4,710          1          7,274       16,952           4
     Annual administrative charges                       -            154          -            236          607           -
     Minimum death benefit guarantee charges             -              -          -              1            4           -
     Contingent deferred sales charges                   -            343          -            650       31,673           -
     Other contract charges                              -            473          -            352          686           -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -              -          -              7           20           -
        Premium taxes                                    -              -          -              1            7           -
                                                 -------------------------------------------------------------------------------
Total expenses                                           1          5,680          1          8,521       49,949           4
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -         (4,985)        (1)         8,171      (35,023)         (2)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -        (12,529)         -          5,336            -           -
Capital gains distributions                              -              -          -          1,065            -           -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -        (12,529)         -          6,401            -           -

Net unrealized appreciation (depreciation) of
   investments                                         (15)       (66,466)       (14)         9,830            -           -
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $(15)      $(83,980)      $(15)       $24,402     $(35,023)        $(2)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                               GCG TRUST               GCG TRUST
                                                  GCG TRUST     MANAGED     GCG TRUST   MID-CAP                    GCG TRUST
                                                   MANAGED      GLOBAL       MID-CAP     GROWTH       GCG TRUST   REAL ESTATE
                                                   GLOBAL       ADVISOR      GROWTH      ADVISOR     REAL ESTATE    ADVISOR
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $306         $-             $-         $-         $6,320          $7
                                                 -------------------------------------------------------------------------------
Total investment income                                  306          -              -          -          6,320           7

Expenses:
   Mortality and expense risk and other charges        3,679          -          9,857          -          2,682           -
     Annual administrative charges                       115          -            303          -            104           -
     Minimum death benefit guarantee charges               -          -              1          -              -           -
     Contingent deferred sales charges                   215          -            836          -            181           -
     Other contract charges                              267          -            578          -            184           -
     Amortization of deferred charges related
      to:
        Deferred sales load                                7          -              6          -              5           -
        Premium taxes                                      -          -              -          -              -           -
                                                 -------------------------------------------------------------------------------
Total expenses                                         4,283          -         11,581          -          3,156           -
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                          (3,977)         -        (11,581)         -          3,164           7

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments               (2,654)         -       (502,998)         -          3,631           -
Capital gains distributions                                -          -              -          -          1,891           2
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                        (2,654)         -       (502,998)         -          5,522           2

Net unrealized appreciation (depreciation) of
   investments                                       (50,119)        (2)        41,552         (9)       (16,719)         (2)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                  $(56,750)       $(2)     $(473,027)       $(9)       $(8,033)         $7
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                        GCG TRUST                   GCG TRUST
                                                               GCG TRUST    GCG TRUST     SPECIAL      GCG TRUST    STRATEGIC
                                                   GCG TRUST    RESEARCH     SPECIAL     SITUATIONS    STRATEGIC     EQUITY
                                                   RESEARCH     ADVISOR     SITUATIONS    ADVISOR       EQUITY       ADVISOR
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                          $2,140         $-             $-         $-             $-          $-
                                                 -------------------------------------------------------------------------------
Total investment income                                2,140          -              -          -              -           -

Expenses:
   Mortality and expense risk and other charges        8,315          -            411          -          3,062           -
     Annual administrative charges                       274          -             17          -            104           -
     Minimum death benefit guarantee charges               -          -              -          -              -           -
     Contingent deferred sales charges                   895          -             23          -            320           -
     Other contract charges                              398          -             53          -            184           -
     Amortization of deferred charges related
      to:
        Deferred sales load                                1          -              -          -              2           -
        Premium taxes                                      -          -              -          -              -           -
                                                 -------------------------------------------------------------------------------
Total expenses                                         9,883          -            504          -          3,672           -
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                          (7,743)         -           (504)         -         (3,672)          -

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments             (159,946)         -         (1,565)         -       (113,239)          -
Capital gains distributions                                -          -              -          -              -           -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                      (159,946)         -         (1,565)         -       (113,239)          -

Net unrealized appreciation (depreciation) of
   investments                                         3,501         (3)        (6,229)        (1)        38,088          (1)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                 $(164,188)       $(3)       $(8,298)       $(1)      $(78,823)        $(1)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                                                    GCG TRUST
                                                               GCG TRUST                 GCG TRUST    GCG TRUST     VAN KAMPEN
                                                  GCG TRUST      TOTAL      GCG TRUST      VALUE      VAN KAMPEN    GROWTH AND
                                                    TOTAL        RETURN       VALUE        EQUITY     GROWTH AND      INCOME
                                                    RETURN      ADVISOR       EQUITY      ADVISOR       INCOME       ADVISOR
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                         $19,811        $18         $1,325         $1         $5,457          $6
                                                 -------------------------------------------------------------------------------
Total investment income                               19,811         18          1,325          1          5,457           6

Expenses:
   Mortality and expense risk and other charges       13,476          1          3,024          -         10,153           1
     Annual administrative charges                       457          -            102          -            334           -
     Minimum death benefit guarantee charges               -          -              -          -              -           -
     Contingent deferred sales charges                 1,115          -            279          -          1,058           -
     Other contract charges                              705          -            150          -            323           -
     Amortization of deferred charges related
      to:
        Deferred sales load                                5          -              3          -             18           -
        Premium taxes                                      1          -              -          -              1           -
                                                 -------------------------------------------------------------------------------
Total expenses                                        15,759          1          3,558          -         11,887           1
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                           4,052         17         (2,233)         1         (6,430)          5

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  295          1        (11,165)         -         (9,833)          1
Capital gains distributions                              409          -              -          -              -           -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           704          1        (11,165)         -         (9,833)          1

Net unrealized appreciation (depreciation) of
   investments                                       (67,592)       (29)       (27,107)        (3)      (100,836)        (12)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                  $(62,836)      $(11)      $(40,505)       $(2)     $(117,099)        $(6)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                   AIM V.I.
                                                     DENT                    AIM V.I.                   AIM V.I.     ALLIANCE
                                                 DEMOGRAPHIC    AIM V.I.     CAPITAL      AIM V.I.      PREMIER      BERNSTEIN
                                                    TRENDS       GROWTH    APPRECIATION CORE EQUITY     EQUITY         VALUE
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                              $-         $-           $-           $-           $-            $3
                                                 -------------------------------------------------------------------------------
Total investment income                                    -          -            -            -            -             3

Expenses:
   Mortality and expense risk and other charges          140         11            -            -            -            26
     Annual administrative charges                         5          -            -            -            -             1
     Minimum death benefit guarantee charges               -          -            -            -            -             -
     Contingent deferred sales charges                     3          -            -            -            -             -
     Other contract charges                               11          -            -            -            -             -
     Amortization of deferred charges related
      to:
        Deferred sales load                                -          -            -            -            -             -
        Premium taxes                                      -          -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           159         11            -            -            -            27
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                            (159)       (11)           -            -            -           (24)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments               (1,222)      (108)           -            -            -           (19)
Capital gains distributions                                -          -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                        (1,222)      (108)           -            -            -           (19)

Net unrealized appreciation (depreciation) of
   investments                                        (2,117)      (102)          (7)          (3)          (7)         (241)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                   $(3,498)     $(221)         $(7)         $(3)         $(7)        $(284)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                   ALLIANCE     ALLIANCE    FIDELITY(R)  FIDELITY(R)   FIDELITY(R)  FIDELITY(R)
                                                  GROWTH AND    PREMIER                     VIP           VIP          VIP
                                                    INCOME       GROWTH     VIP GROWTH  EQUITY-INCOME CONTRAFUND(R)  OVERSEAS
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $144           $-           $1         $102          $11          $-
                                                 -------------------------------------------------------------------------------
Total investment income                                  144            -            1          102           11           -

Expenses:
   Mortality and expense risk and other charges           54           25          114          140           44           -
     Annual administrative charges                         1            1            5            5            1           -
     Minimum death benefit guarantee charges               -            -            -            -            -           -
     Contingent deferred sales charges                     3            -            4            4            1           -
     Other contract charges                                -            -            8            6            -           -
     Amortization of deferred charges related
      to:
        Deferred sales load                                -            -            -            -            -           -
        Premium taxes                                      -            -            -            -            -           -
                                                 -------------------------------------------------------------------------------
Total expenses                                            58           26          131          155           46           -
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                              86          (26)        (130)         (53)         (35)          -

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  (72)        (413)        (725)      (1,606)         (35)          -
Capital gains distributions                                -            -            -            -            -           -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           (72)        (413)        (725)      (1,606)         (35)          -

Net unrealized appreciation (depreciation) of
   investments                                        (1,016)        (166)      (1,237)          62         (331)          -
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                   $(1,002)       $(605)     $(2,092)     $(1,597)       $(401)         $-
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                                                                    GALAXY VIP
                                                  FRANKLIN                  GALAXY VIP                GALAXY VIP       HIGH
                                                  SMALL CAP    GREENWICH      ASSET      GALAXY VIP   GROWTH AND     QUALITY
                                                    VALUE     APPRECIATION  ALLOCATION     EQUITY       INCOME         BOND
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-          $10          $20           $1           $-            $6
                                                 -------------------------------------------------------------------------------
Total investment income                                  -           10           20            1            -             6

Expenses:
   Mortality and expense risk and other charges          -            9           15           10            2             2
     Annual administrative charges                       -            1            1            1            -             -
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            -            1            -             -
     Other contract charges                              -            -            -            -            -             -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           10           16           12            2             2
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -            -            4          (11)          (2)            4

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -          (11)        (192)         (84)          (5)            2
Capital gains distributions                              -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -          (11)        (192)         (84)          (5)            2

Net unrealized appreciation (depreciation) of
   investments                                          (3)        (130)         (40)        (126)         (42)            3
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(3)       $(141)       $(228)       $(221)        $(49)           $9
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                  GALAXY VIP
                                                    SMALL       ING GET      ING GET      ING GET      ING GET       ING GET
                                                   COMPANY       FUND -       FUND -       FUND -       FUND -        FUND -
                                                    GROWTH      SERIES N     SERIES P     SERIES Q     SERIES R      SERIES S
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-         $396         $109       $3,320         $2,458      $1,400
                                                 -------------------------------------------------------------------------------
Total investment income                                  -          396          109        3,320          2,458       1,400

Expenses:
   Mortality and expense risk and other charges          1          597        3,008        2,883          2,050       1,464
     Annual administrative charges                       -            8       (1,381)          42             36          28
     Minimum death benefit guarantee charges             -            -            -            -              -           -
     Contingent deferred sales charges                   -           16           95           60             52          40
     Other contract charges                              -            -            -            -              -           -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -              -           -
        Premium taxes                                    -            -            -            -              -           -
                                                 -------------------------------------------------------------------------------
Total expenses                                           1          621        1,722        2,985          2,138       1,532
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                            (1)        (225)      (1,613)         335            320        (132)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                 (7)           1          (70)          (3)            48         (15)
Capital gains distributions                              -            -            -            -              -           -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                          (7)           1          (70)          (3)            48         (15)

Net unrealized appreciation (depreciation) of
   investments                                         (23)        (538)       1,644          217          1,356       1,013
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $(31)       $(762)        $(39)        $549         $1,724        $866
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                            ING                     ING MFS(R)
                                                                                          AMERICAN                   CAPITAL
                                                   ING GET      ING GET                   CENTURY      ING J.P.   OPPORTUNITIES
                                                    FUND -       FUND -      ING ALGER   SMALL CAP    MORGAN MID     (INITIAL
                                                   SERIES T     SERIES U      GROWTH       VALUE       CAP VALUE      CLASS)
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                             $26         $-           $-           $-           $1              $-
                                                 -------------------------------------------------------------------------------
Total investment income                                   26          -            -            -            1               -

Expenses:
   Mortality and expense risk and other charges          304          -            -            -            1              17
     Annual administrative charges                        17          -            -            -            -               -
     Minimum death benefit guarantee charges               -          -            -            -            -               -
     Contingent deferred sales charges                     3          -            -            -            -               -
     Other contract charges                                -          -            -            -            -               -
     Amortization of deferred charges related
      to:
        Deferred sales load                                -          -            -            -            -               -
        Premium taxes                                      -          -            -            -            -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           324          -            -            -            1              17
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                            (298)         -            -            -            -             (17)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                    8          -            -            -           (4)            (59)
Capital gains distributions                                -          -            -            -            -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                             8          -            -            -           (4)            (59)

Net unrealized appreciation (depreciation) of
   investments                                         2,300          -           (4)           -            7            (329)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $2,010         $-          $(4)          $-           $3           $(405)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                   ING MFS(R)
                                                   CAPITAL                                                         ING SALOMON
                                                 OPPORTUNITIES  ING MFS(R)  ING OPCAP     ING PIMCO   ING SALOMON      BROS.
                                                   (SERVICE      GLOBAL      BALANCED      TOTAL         BROS.      INVESTORS
                                                    CLASS)       GROWTH       VALUE        RETURN       CAPITAL        VALUE
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $-           $-          $14           $-            $-
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            -            -           14            -             -

Expenses:
   Mortality and expense risk and other charges          -            -            -            1            -             -
     Annual administrative charges                       -            -            -            -            -             -
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            -            -            -             -
     Other contract charges                              -            -            -            -            -             -
     Amortization of deferred charges related
       to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -            -            -            1            -             -
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -            -            -           13            -             -

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -            -            -            1            -             -
Capital gains distributions                              -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -            -            -            1            -             -

Net unrealized appreciation (depreciation) of
   investments                                         (13)           -           (5)          (5)           -             -
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $(13)          $-          $(5)          $9           $-            $-
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                               ING T. ROWE   ING UBS
                                                  ING SCUDDER     PRICE     TACTICAL     ING VAN       ING VP
                                                 INTERNATIONAL   GROWTH       ASSET       KAMPEN      WORLDWIDE      ING VP
                                                    GROWTH       EQUITY    ALLOCATION    COMSTOCK      GROWTH         BOND
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $-           $-           $7           $4        $1,391
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            -            -            7            4         1,391

Expenses:
   Mortality and expense risk and other charges          -            -            -            4          443           220
     Annual administrative charges                       -            -            -            -           16            11
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            -            1           16            33
     Other contract charges                              -            -            -            -           65            21
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -            -            -            5          540           285
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -            -            -            2         (536)        1,106

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -            -            -            -       (2,830)          134
Capital gains distributions                              -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -            -            -            -       (2,830)          134

Net unrealized appreciation (depreciation) of
   investments                                           -          (19)           -            7       (4,792)         (195)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                      $-         $(19)          $-           $9      $(8,158)       $1,045
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                 ING VP       ING VP       ING VP                    ING VP
                                                    ING VP     INDEX PLUS   INDEX PLUS   INDEX PLUS  ING VP SMALL    VALUE
                                                    GROWTH      LARGECAP      MIDCAP      SMALLCAP      COMPANY    OPPORTUNITY
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $4          $11          $10           $1            $3
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            4           11           10            1             3

Expenses:
   Mortality and expense risk and other charges          -           34           57           40            1            14
     Annual administrative charges                       -            1            1            1            -             1
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            1            1            -             -
     Other contract charges                              -            -            -            -            -             -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           35           59           42            1            15
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          (31)         (48)         (32)           -           (12)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (505)        (505)        (416)          (5)          (45)
Capital gains distributions                              -            -            -           22            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (505)        (505)        (394)          (5)          (45)

Net unrealized appreciation (depreciation) of
   investments                                          (5)        (104)        (180)         (90)         (53)         (250)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(5)       $(640)       $(733)       $(516)        $(58)        $(307)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                          ING VP
                                                                 ING VP       ING VP      LARGE         ING VP
                                                    ING VP       GROWTH    INTERNATIONAL  COMPANY      LARGECAP       ING VP
                                                 CONVERTIBLE  OPPORTUNITIES   VALUE        VALUE        GROWTH        MAGNACAP
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                           $23             $-         $-           $9           $4             $99
                                                 -------------------------------------------------------------------------------
Total investment income                                 23              -          -            9            4              99

Expenses:
   Mortality and expense risk and other charges         11            141          -           10           13             166
     Annual administrative charges                       -              5          -            -            -               5
     Minimum death benefit guarantee charges             -              -          -            -            -               -
     Contingent deferred sales charges                   -              4          -            -            -               8
     Other contract charges                              -             20          -            -            -              16
     Amortization of deferred charges related
      to:
        Deferred sales load                              -              -          -            -            -               -
        Premium taxes                                    -              -          -            -            -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                          11            170          -           10           13             195
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                            12           (170)         -           (1)          (9)            (96)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                (15)          (662)         -          (40)        (292)           (437)
Capital gains distributions                              -              -          -            -            -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                         (15)          (662)         -          (40)        (292)           (437)

Net unrealized appreciation (depreciation) of
   investments                                         (53)        (2,425)       (10)        (163)         (52)         (2,222)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $(56)       $(3,257)      $(10)       $(204)       $(353)        $(2,755)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                    ING VP        ING VP    INVESCO VIF  INVESCO VIF
                                                    MIDCAP       SMALLCAP   - FINANCIAL   - HEALTH     INVESCO VIF  INVESCO VIF
                                                 OPPORTUNITIES OPPORTUNITIES  SERVICES     SCIENCES     - LEISURE   - UTILITIES
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-             $-         $148           $-           $-           $40
                                                 -------------------------------------------------------------------------------
Total investment income                                  -              -          148            -            -            40

Expenses:
   Mortality and expense risk and other charges          -            408          211          389           33            58
     Annual administrative charges                       -             12            8           12            1             2
     Minimum death benefit guarantee charges             -              -            -            -            -             -
     Contingent deferred sales charges                   -              8            7           10            1             2
     Other contract charges                              -             65           18           23            5             6
     Amortization of deferred charges related
      to:
        Deferred sales load                              -              -            -            -            -             -
        Premium taxes                                    -              -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -            493          244          434           40            68
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -           (493)         (96)        (434)         (40)          (28)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (1,185)      (1,999)      (4,162)        (157)         (205)
Capital gains distributions                              -              -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (1,185)      (1,999)      (4,162)        (157)         (205)

Net unrealized appreciation (depreciation) of
   investments                                          (4)       (12,282)        (590)      (1,617)          16          (198)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(4)      $(13,960)     $(2,685)     $(6,213)       $(181)        $(431)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                                          JANUS
                                                               JANUS ASPEN                ASPEN
                                                  JANUS ASPEN    SERIES     JANUS ASPEN   SERIES     OPPENHEIMER   OPPENHEIMER
                                                    SERIES      FLEXIBLE      SERIES     WORLDWIDE      GLOBAL      STRATEGIC
                                                   BALANCED      INCOME       GROWTH      GROWTH      SECURITIES      BOND
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $8           $6           $-          $21           $-            $-
                                                 -------------------------------------------------------------------------------
Total investment income                                  8            6            -           21            -             -

Expenses:
   Mortality and expense risk and other charges          2            1            1           60            1             -
     Annual administrative charges                       -            -            -            1            -             -
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            -            -            -             -
     Other contract charges                              -            -            -            -            -             -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           2            1            1           61            1             -
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             6            5           (1)         (40)          (1)            -

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                 (3)           -            -         (682)          (6)           (1)
Capital gains distributions                              -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                          (3)           -            -         (682)          (6)           (1)

Net unrealized appreciation (depreciation) of
   investments                                         (29)          10          (32)        (169)         (38)            1
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $(26)         $15         $(33)       $(891)        $(45)           $-
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                 PIMCO
                                                               STOCKSPLUS    PIONEER                    PIONEER      PIONEER
                                                  PIMCO HIGH   GROWTH AND  EQUITY-INCOME  PIONEER       MID-CAP       SMALL
                                                    YIELD        INCOME        VCT        FUND VCT     VALUE VCT   COMPANY VCT
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                         $21,664       $5,561           $3         $124         $195            $1
                                                 -------------------------------------------------------------------------------
Total investment income                               21,664        5,561            3          124          195             1

Expenses:
   Mortality and expense risk and other charges        4,283        3,303            1          191          584            39
     Annual administrative charges                       133           96            -            5           23             1
     Minimum death benefit guarantee charges               -            -            -            -            -             -
     Contingent deferred sales charges                   340          374            -            3           18             -
     Other contract charges                              248          151            -           23           48             -
     Amortization of deferred charges related
      to:
        Deferred sales load                                1            1            -            -            -             -
        Premium taxes                                      -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                         5,005        3,925            1          222          673            40
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                          16,659        1,636            2          (98)        (478)          (39)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments              (18,706)     (63,970)           -       (1,493)      (1,011)          (35)
Capital gains distributions                                -            -            -            -        1,087             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                       (18,706)     (63,970)           -       (1,493)          76           (35)

Net unrealized appreciation (depreciation) of
   investments                                        (3,581)      10,124          (21)      (1,359)      (6,968)         (577)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                   $(5,628)    $(52,210)        $(19)     $(2,950)     $(7,370)        $(651)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                                       PRUDENTIAL
                                                                                                      SP JENNISON   PUTNAM VT
                                                   PROFUND VP  PROFUND VP   PROFUND VP   PRUDENTIAL  INTERNATIONAL  GROWTH AND
                                                     BULL      EUROPE 30    SMALL-CAP     JENNISON      GROWTH        INCOME
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                              $-           $-           $-           $-           $-           $19
                                                 -------------------------------------------------------------------------------
Total investment income                                    -            -            -            -            -            19

Expenses:
   Mortality and expense risk and other charges          422          151          516          691          251            19
     Annual administrative charges                        19            3           17           20            8             -
     Minimum death benefit guarantee charges               -            -            -            -            -             -
     Contingent deferred sales charges                    20           31           58           28           12             -
     Other contract charges                               27            6           37           82           26             -
     Amortization of deferred charges related
      to:
        Deferred sales load                                -            -            -            -            -             -
        Premium taxes                                      -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           488          191          628          821          297            19
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                            (488)        (191)        (628)        (821)        (297)            -

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments               (7,045)      (1,793)      (6,274)     (12,816)      (2,827)          (30)
Capital gains distributions                                -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                        (7,045)      (1,793)      (6,274)     (12,816)      (2,827)          (30)

Net unrealized appreciation (depreciation) of
   investments                                        (1,022)        (425)      (1,582)      (2,790)        (897)         (254)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                   $(8,555)     $(2,409)     $(8,484)    $(16,427)     $(4,021)        $(284)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                           SMITH
                                                  PUTNAM VT                               BARNEY                      SMITH
                                                 INTERNATIONAL                SMITH     INTERNATIONAL SMITH BARNEY    BARNEY
                                                  GROWTH AND   PUTNAM VT   BARNEY HIGH    ALL CAP      LARGE CAP      MONEY
                                                    INCOME     VOYAGER II     INCOME       GROWTH        VALUE        MARKET
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $6           $-          $82           $2          $18            $2
                                                 -------------------------------------------------------------------------------
Total investment income                                  6            -           82            2           18             2

Expenses:
   Mortality and expense risk and other charges         34           19            5            3            7             2
     Annual administrative charges                       1            1            -            -            -             -
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            -            -            -             8
     Other contract charges                              -            -            -            -            -             -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                          35           20            5            3            7            10
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                           (29)         (20)          77           (1)          11            (8)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                (12)          (8)         (33)          (9)         (24)            -
Capital gains distributions                              -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                         (12)          (8)         (33)          (9)         (24)            -

Net unrealized appreciation (depreciation) of
   investments                                        (412)        (431)         (62)         (67)        (133)            -
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                   $(453)       $(459)        $(18)        $(77)       $(146)          $(8)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                     UBS
                                                   TACTICAL
                                                  ALLOCATION
                                                 --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $5
                                                 --------------
Total investment income                                  5

Expenses:
   Mortality and expense risk and other charges         17
     Annual administrative charges                       -
     Minimum death benefit guarantee charges             -
     Contingent deferred sales charges                   -
     Other contract charges                              -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -
        Premium taxes                                    -
                                                 --------------
Total expenses                                          17
                                                 --------------
Net investment income (loss)                           (12)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                (15)
Capital gains distributions                              -
                                                 --------------
Net realized gain (loss) on investments and
   capital gains distributions                         (15)

Net unrealized appreciation (depreciation) of
   investments                                        (299)
                                                 --------------

Net increase (decrease) in net assets resulting
   from operations                                   $(326)
                                                 ==============

SEE ACCOMPANYING NOTES.


This page is intentionally left blank.

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                                       59

                    Golden American Life Insurance Company
                               Separate Account B

                       Statements of Changes in Net Assets

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                                GCG TRUST              GCG TRUST    GCG TRUST
                                                                    GCG TRUST     ASSET     GCG TRUST   CAPITAL      CAPITAL
                                                       GCG TRUST     ALL CAP   ALLOCATION    CAPITAL    GROWTH       GUARDIAN
                                                        ALL CAP      ADVISOR     GROWTH       GROWTH    ADVISOR      SMALL CAP
                                                     ---------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                           $104,883           $-      $4,696     $463,399           $-   $422,097
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                            (818)           -         (27)      (7,708)           -     (7,294)
    Net realized gain (loss) on investments and
        capital gains distributions                         (209)           -         (61)     (21,430)           -   (283,317)
    Net unrealized appreciation (depreciation) of
        investments                                       (2,272)           -        (644)     (46,715)           -    276,874
                                                     ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                        (3,299)           -        (732)     (75,853)           -    (13,737)

Changes from principal transactions:
    Purchase payments                                    110,856            -      30,995       40,288            -     72,626
    Contract distributions and terminations               (9,054)           -        (753)     (22,815)           -    (19,753)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               95,928            -      15,035       (9,586)           -     19,278
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           1            1            -          2
                                                     ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                           197,730            -      45,278        7,888            -     72,153
                                                     ---------------------------------------------------------------------------
Total increase (decrease)                                194,431            -      44,546      (67,965)           -     58,416
                                                     ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                          299,314            -      49,242      395,434            -    480,513

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                          (5,038)           -        (511)      (5,491)           -     (7,335)
    Net realized gain (loss) on investments and
        capital gains distributions                      (14,267)           -      (2,018)    (211,562)           -    (87,705)
    Net unrealized appreciation (depreciation) of
        investments                                      (74,887)          (1)     (8,019)      97,211           (6)   (39,390)
                                                     ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                       (94,192)          (1)    (10,548)    (119,842)          (6)  (134,430)

Changes from principal transactions:
    Purchase payments                                     83,489          136      11,948       22,649          150     64,429
    Contract distributions and terminations              (12,299)           -      (2,730)     (16,524)           -    (23,540)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net              (28,572)          41        (671)     (34,948)           4    (45,826)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -          -
                                                     ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            42,618          177       8,547      (28,823)         154     (4,937)
                                                     ---------------------------------------------------------------------------
Total increase (decrease)                                (51,574)         176      (2,001)    (148,665)         148   (139,367)
                                                     ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                         $247,740         $176     $47,241     $246,769         $148   $341,146
                                                     ===========================================================================

SEE ACCOMPANYING NOTES.



                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                       GCG TRUST
                                                        CAPITAL                                             GCG TRUST
                                                       GUARDIAN                  GCG TRUST    GCG TRUST    DEVELOPING    GCG TRUST
                                                       SMALL CAP    GCG TRUST    CORE BOND    DEVELOPING      WORLD     DIVERSIFIED
                                                        ADVISOR     CORE BOND     ADVISOR        WORLD       ADVISOR      MID-CAP
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-       $40,000           $-      $54,398            $-      $11,358
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -          (857)           -         (422)            -         (408)
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (1,057)           -       (8,712)            -         (602)
    Net unrealized appreciation (depreciation) of
        investments                                            -         2,969            -        4,320             -          668
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -         1,055            -       (4,814)            -         (342)

Changes from principal transactions:
    Purchase payments                                          -        45,161            -       11,440             -       33,892
    Contract distributions and terminations                    -        (3,062)           -       (3,183)            -         (956)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -        31,839            -       13,624             -       13,862
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             3            -            1             -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -        73,941            -       21,882             -       46,798
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -        74,996            -       17,068             -       46,456
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -       114,996            -       71,466             -       57,814

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -         4,398           15       (1,356)            -       (1,405)
    Net realized gain (loss) on investments and
        capital gains distributions                            -         2,237            1        1,932             -       (1,645)
    Net unrealized appreciation (depreciation) of
        investments                                            1        10,717           (3)      (8,556)           (2)     (16,949)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             1        17,352           13       (7,980)           (2)     (19,999)

Changes from principal transactions:
    Purchase payments                                         85       135,019          872       11,601            81       38,230
    Contract distributions and terminations                    -       (11,442)           -       (4,659)            -       (3,572)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  235       169,200          107      (10,428)            -       18,686
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -             -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               320       292,777          979       (3,486)           81       53,344
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    321       310,129          992      (11,466)           79       33,345
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $321      $425,125         $992      $60,000           $79      $91,159
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.



                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                       GCG TRUST                              GCG TRUST                  GCG TRUST
                                                      DIVERSIFIED   GCG TRUST    GCG TRUST     EQUITY      GCG TRUST      EQUITY
                                                        MID-CAP      EMERGING      EQUITY      GROWTH        EQUITY       INCOME
                                                        ADVISOR      MARKETS       GROWTH      ADVISOR       INCOME       ADVISOR
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-       $19,953           $-           $-    $ 291,793            $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -           (46)           -            -          814             -
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (1,106)           -            -       (1,482)            -
    Net unrealized appreciation (depreciation) of
        investments                                            -           898            -            -         (822)            -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -          (254)           -            -       (1,490)            -

Changes from principal transactions:                                                      -            -       78,113             -
    Purchase payments                                          -           305            -            -      (19,657)            -
    Contract distributions and terminations                    -          (580)           -            -       68,000             -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -       (19,424)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            4             -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -       (19,699)           -            -      126,460             -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -       (19,953)           -            -      124,970             -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -             -            -            -      416,763             -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -             -          (19)          (1)      (1,888)            6
    Net realized gain (loss) on investments and
        capital gains distributions                            -             -          (88)           -      (13,856)            3
    Net unrealized appreciation (depreciation) of
        investments                                           (4)            -         (170)         (22)     (56,537)          (20)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            (4)            -         (277)         (23)     (72,281)          (11)

Changes from principal transactions:
    Purchase payments                                        136             -        2,518          468       85,631           591
    Contract distributions and terminations                    -             -          (48)           -      (20,848)            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   88             -        2,169           13          403            60
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            2             -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               224             -        4,639          481       65,188           651
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    220             -        4,362          458       (7,093)          640
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $220            $-       $4,362         $458     $409,670          $640
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                                    GCG TRUST                                            GCG TRUST
                                                       GCG TRUST     EQUITY                   GCG TRUST     GCG TRUST     FULLY
                                                        EQUITY     OPPORTUNITY   GCG TRUST   FOCUS VALUE      FULLY       MANAGED
                                                      OPPORTUNITY    ADVISOR    FOCUS VALUE    ADVISOR       MANAGED      ADVISOR
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                           $477,934            $-           $-           $-     $345,651            $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                          (7,700)            -            -            -        7,691             -
    Net realized gain (loss) on investments and
        capital gains distributions                      (15,294)            -            -            -       21,548             -
    Net unrealized appreciation (depreciation) of
        investments                                      (50,801)            -            -            -        1,318             -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                       (73,795)            -            -            -       30,557             -

Changes from principal transactions:
    Purchase payments                                     75,117             -            -            -      146,482             -
    Contract distributions and terminations              (21,611)            -            -            -      (26,120)            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net              (17,438)            -            -            -      148,392             -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  2             -            -            -            9             -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            36,070             -            -            -      268,763             -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                (37,725)            -            -            -      299,320             -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                          440,209             -            -            -      644,971             -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                          (5,971)            -          (39)           -       (1,345)            9
    Net realized gain (loss) on investments and
        capital gains distributions                     (150,767)            -         (201)           -       13,721             9
    Net unrealized appreciation (depreciation) of
        investments                                       21,921             -          (90)          (2)     (34,916)          (20)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                      (134,817)            -         (330)          (2)     (22,540)           (2)

Changes from principal transactions:
    Purchase payments                                     34,448            32        3,044           23      223,105           900
    Contract distributions and terminations              (17,174)            -          (96)           -      (43,624)            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net              (41,715)            2        3,313           27      133,166            (4)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  3             -            -            -            1             -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                           (24,438)           34        6,261           50      312,648           896
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                               (159,255)           34        5,931           48      290,108           894
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                         $280,954           $34       $5,931          $48     $935,079          $894
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                                    GCG TRUST                GCG TRUST
                                                       GCG TRUST   FUNDAMENTAL   GCG TRUST    GLOBAL                    GCG TRUST
                                                      FUNDAMENTAL     GROWTH      GLOBAL     FRANCHISE    GCG TRUST      GROWTH
                                                     GROWTH FOCUS    ADVISOR     FRANCHISE    ADVISOR       GROWTH       ADVISOR
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-            $-           $-           $-   $1,474,980           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -             -            -            -      (21,671)           -
    Net realized gain (loss) on investments and
        capital gains distributions                            -             -            -            -     (652,014)           -
    Net unrealized appreciation (depreciation) of
        investments                                            -             -            -            -      196,709            -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -             -            -            -     (476,976)           -

Changes from principal transactions:
    Purchase payments                                          -             -            -            -      150,918            -
    Contract distributions and terminations                    -             -            -            -      (53,998)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -             -            -            -      (92,035)           -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            3            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -             -            -            -        4,888            -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -             -            -            -     (472,088)           -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -             -            -            -    1,002,892            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (12)            -          (84)          (1)     (13,950)           -
    Net realized gain (loss) on investments and
        capital gains distributions                          (17)            -         (154)           -     (524,085)           -
    Net unrealized appreciation (depreciation) of
        investments                                         (114)           (5)        (208)           6      244,425           (5)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (143)           (5)        (446)           5     (293,610)          (5)

Changes from principal transactions:
    Purchase payments                                      1,709            99        7,816          690       56,919           68
    Contract distributions and terminations                  (21)            -         (161)           -      (35,962)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                1,197            14        7,461           13     (170,198)          29
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             2,885           113       15,116          703     (149,241)          97
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                  2,742           108       14,670          708     (442,851)          92
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                           $2,742          $108      $14,670         $708     $560,041          $92
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                                                              GCG TRUST     GCG TRUST
                                                       GCG TRUST                 GCG TRUST  INTERNATIONAL INTERNATIONAL  GCG TRUST
                                                        GROWTH      GCG TRUST   HARD ASSETS   ENHANCED      ENHANCED   INTERNATIONAL
                                                        ADVISOR    HARD ASSETS    ADVISOR       EAFE      EAFE ADVISOR    EQUITY
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-       $41,509           $-           $-           $-     $194,618
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -          (662)           -            -            -       (3,180)
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (1,681)           -            -            -      (66,811)
    Net unrealized appreciation (depreciation) of
        investments                                            -        (3,365)           -            -            -       30,006
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -        (5,708)           -            -            -      (39,985)

Changes from principal transactions:
    Purchase payments                                          -         6,781            -            -            -       21,029
    Contract distributions and terminations                    -        (1,927)           -            -            -       (7,978)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -        (7,446)           -            -            -      (23,623)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -        (2,592)           -            -            -      (10,572)
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -        (8,300)           -            -            -      (50,557)
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -        33,209            -            -            -      144,061

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -          (642)           -          (24)           -       (1,510)
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (2,333)           -         (285)           -      (18,218)
    Net unrealized appreciation (depreciation) of
        investments                                           (5)       (1,937)           1           29           (1)      (1,709)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            (5)       (4,912)           1         (280)          (1)     (21,437)

Changes from principal transactions:
    Purchase payments                                         68        10,388           63        2,749          166       15,966
    Contract distributions and terminations                    -        (2,996)           -          (61)           -       (6,869)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   29        32,064           33        2,582            -      (11,244)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                97        39,456           96        5,270          166       (2,147)
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                     92        34,544           97        4,990          165      (23,584)
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                              $92       $67,753          $97       $4,990         $165     $120,477
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                                                                         GCG TRUST
                                                      GCG TRUST                  GCG TRUST                             J.P. MORGAN
                                                     INTERNATIONAL   GCG TRUST    INTERNET                 GCG TRUST      FLEMING
                                                        EQUITY       INTERNET    TOLLKEEPER   GCG TRUST    INVESTORS     SMALL CAP
                                                        ADVISOR     TOLLKEEPER    ADVISOR     INVESTORS     ADVISOR       EQUITY
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-            $-           $-      $21,558           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -           (27)           -         (325)           -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            -          (152)           -         (368)           -            -
    Net unrealized appreciation (depreciation) of
        investments                                            -            (1)           -       (3,000)           -            -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -          (180)           -       (3,693)           -            -

Changes from principal transactions:
    Purchase payments                                          -         3,417            -       41,981            -            -
    Contract distributions and terminations                    -           (36)           -       (2,329)           -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -         2,188            -       33,883            -            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -         5,569            -       73,535            -            -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -         5,389            -       69,842            -            -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -         5,389            -       91,400            -            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               1          (169)           -       (1,156)           1          (56)
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (3,259)           -       (2,693)           -          (90)
    Net unrealized appreciation (depreciation) of
        investments                                            -            32           (4)     (23,933)           -         (411)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             1        (3,396)          (4)     (27,782)           1         (557)

Changes from principal transactions:
    Purchase payments                                        218         7,425           42       33,925          267        5,453
    Contract distributions and terminations                    -          (281)           -       (3,916)           -         (116)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   35         3,665           15       (1,491)          29        4,710
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               253        10,809           57       28,518          296       10,047
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    254         7,413           53          736          297        9,490
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $254       $12,802          $53      $92,136         $297       $9,490
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                     GCG TRUST J.P                 GCG TRUST
                                                        MORGAN      GCG TRUST      JANUS                   GCG TRUST     GCG TRUST
                                                        FLEMING       JANUS      GROWTH AND   GCG TRUST    LARGE CAP      LIMITED
                                                       SMALL CAP    GROWTH AND     INCOME     LARGE CAP      VALUE       MATURITY
                                                        ADVISOR       INCOME      ADVISOR       VALUE       ADVISOR        BOND
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-       $12,726           $-      $98,545           $-     $200,958
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -          (420)           -       (2,813)           -        8,924
    Net realized gain (loss) on investments and
        capital gains distributions                            -          (175)           -         (343)           -        4,818
    Net unrealized appreciation (depreciation) of
        investments                                            -        (3,724)           -       (1,637)           -        3,378
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -        (4,319)           -       (4,793)           -       17,120

Changes from principal transactions:
    Purchase payments                                          -        56,119            -      114,157            -       94,671
    Contract distributions and terminations                    -        (1,615)           -       (6,489)           -      (16,054)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -        29,809            -       74,069            -       67,367
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -        84,313            -      181,737            -      145,984
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -        79,994            -      176,944            -      163,104
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -        92,720            -      275,489            -      364,062

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (1)       (1,869)           -       (4,985)          (1)       8,171
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (4,040)           -      (12,529)           -        6,401
    Net unrealized appreciation (depreciation) of
        investments                                           (9)      (22,039)         (15)     (66,466)         (14)       9,830
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from               (10)      (27,948)         (15)     (83,980)         (15)      24,402
        operations

Changes from principal transactions:
    Purchase payments                                        462        55,155          541       90,790          307       96,571
    Contract distributions and terminations                    -        (4,880)           -      (11,843)           -      (30,028)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   59        15,298           61       25,232           41      103,934
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               521        65,573          602      104,179          348      170,477
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    511        37,625          587       20,199          333      194,879
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $511      $130,345         $587     $295,688         $333     $558,941
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                      GCG TRUST               GCG TRUST                  GCG TRUST
                                                                       LIQUID    GCG TRUST      MANAGED    GCG TRUST      MID-CAP
                                                       GCG TRUST       ASSET      MANAGED       GLOBAL      MID-CAP       GROWTH
                                                      LIQUID ASSET    ADVISOR      GLOBAL      ADVISOR       GROWTH      ADVISOR
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                             $679,666         $-      $228,347           $-   $1,158,061           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                            (1,253)         -        (3,832)           -      (14,522)           -
    Net realized gain (loss) on investments and
        capital gains distributions                              -          -       (98,932)           -     (607,476)           -
    Net unrealized appreciation (depreciation) of
        investments                                              -          -        72,788            -      312,790            -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (1,253)         -       (29,976)           -     (309,208)           -

Changes from principal transactions:
    Purchase payments                                      591,523          -        58,076            -      180,227            -
    Contract distributions and terminations               (449,815)         -       (10,294)           -      (45,653)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                251,363          -         4,232            -      (55,138)           -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                    1          -             3            -            1            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             393,072          -        52,017            -       79,437            -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                  391,819          -        22,041            -     (229,771)           -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                          1,071,485          -       250,388            -      928,290            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                           (35,023)        (2)       (3,977)           -      (11,581)           -
    Net realized gain (loss) on investments and
        capital gains distributions                              -          -        (2,654)           -     (502,998)           -
    Net unrealized appreciation (depreciation) of
        investments                                              -          -       (50,119)          (2)      41,552           (9)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                         (35,023)        (2)      (56,750)          (2)    (473,027)          (9)

Changes from principal transactions:
    Purchase payments                                      454,243      3,191        48,234           31       86,280          231
    Contract distributions and terminations               (594,093)         -       (12,917)           -      (30,288)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                126,567     (1,389)       (5,872)          21      (75,674)         327
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                    -          -             1            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             (13,283)     1,802        29,446           52      (19,682)         558
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                  (48,306)     1,800       (27,304)          50     (492,709)         549
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                         $1,023,179     $1,800      $223,084          $50     $435,581         $549
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)





                                                       GCG TRUST                 GCG TRUST                 GCG TRUST    GCG TRUST
                                                        MARKET      GCG TRUST   REAL ESTATE   GCG TRUST     RESEARCH     SPECIAL
                                                        MANAGER    REAL ESTATE    ADVISOR      RESEARCH     ADVISOR     SITUATIONS
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                            $6,619      $100,303           $-     $800,528           $-       $5,891
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                           (545)        2,682            -      (11,613)           -         (241)
    Net realized gain (loss) on investments and
        capital gains distributions                       3,429         6,128            -        2,768            -         (359)
    Net unrealized appreciation (depreciation) of
        investments                                      (3,695)       (3,608)           -     (178,581)           -         (769)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                         (811)        5,202            -     (187,426)           -       (1,369)

Changes from principal transactions:
    Purchase payments                                      (168)       23,104            -       98,910            -       12,758
    Contract distributions and terminations                 (10)       (4,974)           -      (32,070)           -         (535)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net              (5,630)        2,531            -      (42,232)           -        7,580
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             3            -            1            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                           (5,808)       20,664            -       24,609            -       19,803
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                (6,619)       25,866            -     (162,817)           -       18,434
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                               -       126,169            -      637,711            -       24,325

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -         3,164            7       (7,743)           -         (504)
    Net realized gain (loss) on investments and
        capital gains distributions                           -         5,522            2     (159,946)           -       (1,565)
    Net unrealized appreciation (depreciation) of
        investments                                           -       (16,719)          (2)       3,501           (3)      (6,229)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            -        (8,033)           7     (164,188)          (3)      (8,298)

Changes from principal transactions:
    Purchase payments                                         -        44,924          243       51,406          254        6,311
    Contract distributions and terminations                   -        (8,734)           -      (28,260)           -         (834)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   -        33,281           26      (75,634)          75          290
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                -        69,471          269      (52,488)         329        5,767
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                     -        61,438          276     (216,676)         326       (2,531)
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                              $-      $187,607         $276     $421,035         $326      $21,794
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)





                                                      GCG TRUST                   GCG TRUST                GCG TRUST
                                                       SPECIAL      GCG TRUST     STRATEGIC    GCG TRUST     TOTAL      GCG TRUST
                                                      SITUATIONS    STRATEGIC      EQUITY       TOTAL        RETURN       VALUE
                                                       ADVISOR       EQUITY        ADVISOR      RETURN      ADVISOR       EQUITY
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                $-     $359,734            $-     $608,868           $-     $180,722
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -       (5,301)            -       21,062            -       (1,768)
    Net realized gain (loss) on investments and
        capital gains distributions                           -     (127,454)            -       17,228            -          265
    Net unrealized appreciation (depreciation) of
        investments                                           -       52,004             -      (46,531)           -      (14,146)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            -      (80,751)            -       (8,241)           -      (15,649)

Changes from principal transactions:
    Purchase payments                                         -       38,833             -      174,830            -       32,137
    Contract distributions and terminations                   -      (13,819)            -      (38,220)           -       (9,292)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   -      (44,615)            -       56,153            -       11,120
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -            -             -            4            -            1
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                -      (19,601)            -      192,767            -       33,966
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                     -     (100,352)            -      184,526            -       18,317
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                               -      259,382             -      793,394            -      199,039

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -       (3,672)            -        4,052           17       (2,233)
    Net realized gain (loss) on investments and
        capital gains distributions                           -     (113,239)            -          704            1      (11,165)
    Net unrealized appreciation (depreciation) of
        investments                                          (1)      38,088            (1)     (67,592)         (29)     (27,107)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           (1)     (78,823)           (1)     (62,836)         (11)     (40,505)

Changes from principal transactions:
    Purchase payments                                        36       15,000            61      155,432          976       24,266
    Contract distributions and terminations                   -       (9,725)            -      (47,311)           -       (9,725)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  21      (45,983)           18       14,587          (10)         164
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -            1             -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               57      (40,707)           79      122,708          966       14,705
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    56     (119,530)           78       59,872          955      (25,800)
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $56     $139,852           $78     $853,266         $955     $173,239
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                                 GCG TRUST
                                                                    GCG TRUST   VAN KAMPEN     AIM V.I.
                                                       GCG TRUST    VAN KAMPEN    GROWTH &      DENT                     AIM V.I.
                                                     VALUE EQUITY   GROWTH AND     INCOME    DEMOGRAPHIC    AIM V.I.     CAPITAL
                                                        ADVISOR       INCOME      ADVISOR       TRENDS       GROWTH    APPRECIATION
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                $-      $860,338           $-           $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -       (11,298)           -           (3)           -            -
    Net realized gain (loss) on investments and
        capital gains distributions                           -        30,166            -            3            -            -
    Net unrealized appreciation (depreciation) of
        investments                                           -      (137,786)           -          (12)          18            -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            -      (118,918)           -          (12)          18            -

Changes from principal transactions:
    Purchase payments                                         -        70,829            -          404          137            -
    Contract distributions and terminations                   -       (39,067)           -           (5)          (1)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   -       (41,139)           -        3,163          289            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             6            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                -        (9,371)           -        3,562          425            -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                     -      (128,289)           -        3,550          443            -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                               -       732,049            -        3,550          443            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              1        (6,430)           5         (159)         (11)           -
    Net realized gain (loss) on investments and
        capital gains distributions                           -        (9,833)           1       (1,222)        (108)           -
    Net unrealized appreciation (depreciation) of
        investments                                          (3)     (100,836)         (12)      (2,117)        (102)          (7)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           (2)     (117,099)          (6)      (3,498)        (221)          (7)

Changes from principal transactions:
    Purchase payments                                        62        44,218          960        9,229          663           24
    Contract distributions and terminations                   -       (36,216)           -         (233)         (18)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  47       (68,345)          36        2,287          (19)          10
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             1            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from          109       (60,342)         996       11,283          626           34
        principal transactions
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                   107      (177,441)         990        7,785          405           27
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                            $107      $554,608         $990      $11,335         $848          $27
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                                      AIM V.I.    ALLIANCE     ALLIANCE     ALLIANCE   FIDELITY(R)
                                                        AIM V.I.      PREMIER     BERNSTEIN    GROWTH AND    PREMIER        VIP
                                                      CORE EQUITY     EQUITY       VALUE        INCOME       GROWTH       GROWTH
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                $-            $-           $-           $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -             -           (2)          (4)          (3)          (2)
    Net realized gain (loss) on investments and
        capital gains distributions                           -             -           (5)          (3)          (6)          (4)
    Net unrealized appreciation (depreciation) of
        investments                                           -             -           18           41           61           36
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            -             -           11           34           52           30

Changes from principal transactions:
    Purchase payments                                         -             -          463        1,467          921          578
    Contract distributions and terminations                   -             -           (1)          (3)          (1)         (12)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   -             -          122          155          119           97
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                -             -          584        1,619        1,039          663
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                     -             -          595        1,653        1,091          693
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                               -             -          595        1,653        1,091          693

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -             -          (24)          86          (26)        (130)
    Net realized gain (loss) on investments and
        capital gains distributions                           -             -          (19)         (72)        (413)        (725)
    Net unrealized appreciation (depreciation) of
        investments                                          (3)           (7)        (241)      (1,016)        (166)      (1,237)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           (3)           (7)        (284)      (1,002)        (605)      (2,092)

Changes from principal transactions:
    Purchase payments                                        41            69        1,019        3,457          942       13,555
    Contract distributions and terminations                   -             -          (44)        (100)         (74)        (197)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   3            18        1,423          722          740       11,253
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               44            87        2,398        4,079        1,608       24,611
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    41            80        2,114        3,077        1,003       22,519
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $41           $80       $2,709       $4,730       $2,094      $23,212
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                                                                FRANKLIN
                                                        FIDELITY(R)   FIDELITY(R)  FIDELITY(R)  SMALL CAP                 GALAXY VIP
                                                           VIP           VIP          VIP         VALUE      GREENWICH      ASSET
                                                      EQUITY-INCOME  CONTRAFUND(R)  OVERSEAS    SECURITIES  APPRECIATION  ALLOCATION
                                                      ------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-           $-           $-         $831       $1,387
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (5)          (3)           -            -           (7)           5
    Net realized gain (loss) on investments and
        capital gains distributions                           (4)           -            -            -            1          (14)
    Net unrealized appreciation (depreciation) of
        investments                                           63           51            -            -          (46)        (136)
                                                      ------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            54           48            -            -          (52)        (145)

Changes from principal transactions:
    Purchase payments                                      1,658        1,001            -            -            5          105
    Contract distributions and terminations                  (10)          (2)           -            -          (44)         (76)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  247          136            -            -          (17)         (11)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -            -            -            -
                                                      ------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             1,895        1,135            -            -          (56)          18
                                                      ------------------------------------------------------------------------------
Total increase (decrease)                                  1,949        1,183            -            -         (108)        (127)
                                                      ------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                            1,949        1,183            -            -          723        1,260

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (53)         (35)           -            -            -            4
    Net realized gain (loss) on investments and
        capital gains distributions                       (1,606)         (35)           -            -          (11)        (192)
    Net unrealized appreciation (depreciation) of
        investments                                           62         (331)           -           (3)        (130)         (40)
                                                      ------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                        (1,597)        (401)           -           (3)        (141)        (228)

Changes from principal transactions:
    Purchase payments                                     12,283        3,038            9           20           15            1
    Contract distributions and terminations                 (287)         (57)           -            -           (5)         (25)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               11,503          675            -            -           (3)        (377)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -            -            -            -
                                                      ------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            23,499        3,656            9           20            7         (401)
                                                      ------------------------------------------------------------------------------
Total increase (decrease)                                 21,902        3,255            9           17         (134)        (629)
                                                      ------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                          $23,851       $4,438           $9          $17         $589         $631
                                                      ==============================================================================

SEE ACCOMPANYING NOTES.



                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                                 GALAXY VIP   GALAXY VIP
                                                                    GALAXY VIP      HIGH        SMALL      ING GET      ING GET
                                                       GALAXY VIP   GROWTH AND    QUALITY      COMPANY       FUND -       FUND -
                                                         EQUITY       INCOME        BOND        GROWTH      SERIES N     SERIES P
                                                      ------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                             $1,071        $ 284          $78          $72           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (20)          (4)           5           (1)          28          (79)
    Net realized gain (loss) on investments and
        capital gains distributions                          (45)          (9)           1           (1)          72            -
    Net unrealized appreciation (depreciation) of
        investments                                         (162)         (14)           1            1          661          293
                                                      ------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (227)         (27)           7           (1)         761          214

Changes from principal transactions:
    Purchase payments                                         87           48           33            9        1,687        6,196
    Contract distributions and terminations                  (87)         (11)          (4)           -         (135)        (202)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  (37)         (93)          38            4       28,555      146,837
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -            -            -            -
                                                      ------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               (37)         (56)          67           13       30,107      152,831
                                                      ------------------------------------------------------------------------------
Total increase (decrease)                                   (264)         (83)          74           12       30,868      153,045
                                                      ------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                              807          201          152           84       30,868      153,045

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (11)          (2)           4           (1)        (225)      (1,613)
    Net realized gain (loss) on investments and
        capital gains distributions                          (84)          (5)           2           (7)           1          (70)
    Net unrealized appreciation (depreciation) of
        investments                                         (126)         (42)           3          (23)        (538)       1,644
                                                      ------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (221)         (49)           9          (31)        (762)         (39)

Changes from principal transactions:
    Purchase payments                                         15            4            -           12           (8)        (437)
    Contract distributions and terminations                  (33)         (14)          (4)          (5)        (792)      (3,496)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  (81)         (20)         (27)          (3)        (645)      (5,227)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -            -            -            -
                                                      ------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               (99)         (30)         (31)           4       (1,445)      (9,160)
                                                      ------------------------------------------------------------------------------
Total increase (decrease)                                   (320)         (79)         (22)         (27)      (2,207)      (9,199)
                                                      ------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $487         $122         $130          $57      $28,661     $143,846
                                                      ==============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                        ING GET      ING GET      ING GET     ING GET      ING GET
                                                         FUND -       FUND -      FUND -       FUND -       FUND -      ING ALGER
                                                        SERIES Q     SERIES R    SERIES S     SERIES T     SERIES U      GROWTH
                                                      -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-           $-          $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -            -            -           -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            -            -            -           -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                            -            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -            -            -           -            -            -

Changes from principal transactions:
    Purchase payments                                          -            -            -           -            -            -
    Contract distributions and terminations                    -            -            -           -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                1,904            -            -           -            -            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             1,904            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                  1,904            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                            1,904            -            -           -            -            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             335          320         (132)       (298)           -            -
    Net realized gain (loss) on investments and
        capital gains distributions                           (3)          48          (15)          8            -            -
    Net unrealized appreciation (depreciation) of
        investments                                          217        1,356        1,013       2,300            -           (4)
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           549        1,724          866       2,010            -           (4)

Changes from principal transactions:
    Purchase payments                                      2,717        2,413        3,067       6,518          466           43
    Contract distributions and terminations               (2,304)      (2,081)      (1,591)       (152)           -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net              166,163      168,470      216,928     229,572          582            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                           166,576      168,802      218,404     235,938        1,048           43
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                167,125      170,526      219,270     237,948        1,048           39
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                         $169,029     $170,526     $219,270    $237,948       $1,048          $39
                                                      =============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                          ING                   ING MFS(R)     ING MFS(R)
                                                        AMERICAN                  CAPITAL      CAPITAL
                                                        CENTURY      ING J.P.  OPPORTUNITIES OPPORTUNITIES   ING MFS(R)  ING OPCAP
                                                       SMALL CAP    MORGAN MID   (INITIAL       (SERVICE      GLOBAL      BALANCED
                                                         VALUE      CAP VALUE     CLASS)         CLASS)       GROWTH       VALUE
                                                      -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-           $-          $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -            -           (2)          -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            -            -           (2)          -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                            -            -           48           -            -            -
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -            -           44           -            -            -

Changes from principal transactions:
    Purchase payments                                          -            -          625           -            -            -
    Contract distributions and terminations                    -            -           (3)          -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -            -           32           -            -            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -            -          654           -            -            -
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                      -            -          698           -            -            -
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -            -          698           -            -            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -            -          (17)          -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            -           (4)         (59)          -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                            -            7         (329)        (13)           -           (5)
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -            3         (405)        (13)           -           (5)

Changes from principal transactions:
    Purchase payments                                          2          140          717          85           66          131
    Contract distributions and terminations                    -            -          (25)          -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -          158          295           -            9            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 2          298          987          85           75          131
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                      2          301          582          72           75          126
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                               $2         $301       $1,280         $72          $75         $126
                                                      =============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                       ING     ING SALOMON                ING T. ROWE   ING UBS
                                                        ING PIMCO    SALOMON      BROS.      ING SCUDDER    PRICE       TACTICAL
                                                         TOTAL        BROS.     INVESTORS   INTERNATIONAL   GROWTH       ASSET
                                                         RETURN      CAPITAL      VALUE        GROWTH       EQUITY     ALLOCATION
                                                      -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-          $-           $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -            -           -            -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            -            -           -            -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                            -            -           -            -            -            -
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -            -           -            -            -            -

Changes from principal transactions:
    Purchase payments                                          -            -           -            -            -            -
    Contract distributions and terminations                    -            -           -            -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -            -           -            -            -            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -            -           -            -            -            -
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                      -            -           -            -            -            -
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -            -           -            -            -            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              13            -           -            -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            1            -           -            -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                           (5)           -           -            -          (19)           -
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             9            -           -            -          (19)           -

Changes from principal transactions:
    Purchase payments                                        585            9           4            7          163            -
    Contract distributions and terminations                    -            -           -            -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   (1)           -           -            -            -            2
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               584            9           4            7          163            2
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                    593            9           4            7          144            2
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $593           $9          $4           $7         $144           $2
                                                      =============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                        ING VAN      ING VP                                  ING VP       ING VP
                                                         KAMPEN     WORLDWIDE       ING VP        ING VP    INDEX PLUS   INDEX PLUS
                                                        COMSTOCK     GROWTH          BOND         GROWTH     LARGECAP      MIDCAP
                                                      ----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-      $ 5,554          $-           $-           $-          $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -         (237)          -            -            2          (2)
    Net realized gain (loss) on investments and
        capital gains distributions                            -       (1,558)          -            -           (4)         (5)
    Net unrealized appreciation (depreciation) of
        investments                                            -         (466)          -            -           21          35
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -       (2,261)          -            -           19          28

Changes from principal transactions:
    Purchase payments                                          -       12,903           -            -          834         684
    Contract distributions and terminations                    -         (485)          -            -            -           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -        4,303           -            -          (41)        108
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -           -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -       16,721           -            -          793         792
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                      -       14,460           -            -          812         820
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -       20,014           -            -          812         820

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               2         (536)      1,106            -          (31)        (48)
    Net realized gain (loss) on investments and
        capital gains distributions                            -       (2,830)        134            -         (505)       (505)
    Net unrealized appreciation (depreciation) of
        investments                                            7       (4,792)       (195)          (5)        (104)       (180)
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             9       (8,158)      1,045           (5)        (640)       (733)

Changes from principal transactions:
    Purchase payments                                      1,591       15,820      11,426           51        3,070       4,161
    Contract distributions and terminations                  (13)        (673)       (720)           -          (85)        (74)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  150          355      37,839            -        1,432       1,735
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -           -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             1,728       15,502      48,545           51        4,417       5,822
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                  1,737        7,344      49,590           46        3,777       5,089
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                           $1,737      $27,358     $49,590          $46       $4,589      $5,909
                                                      ============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                         ING VP      ING VP       ING VP                   ING VP       ING VP
                                                       INDEX PLUS     SMALL       VALUE       ING VP       GROWTH    INTERNATIONAL
                                                        SMALLCAP     COMPANY   OPPORTUNITY  CONVERTIBLE  OPPORTUNITIES   VALUE
                                                      ----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-          $-           $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (2)           -          (1)          (4)         (27)           -
    Net realized gain (loss) on investments and
        capital gains distributions                           (2)           -          (1)           5         (189)           -
    Net unrealized appreciation (depreciation) of
        investments                                           55            -           -            2            3            -
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            51            -          (2)           3         (213)           -

Changes from principal transactions:
    Purchase payments                                        489            -         289          146        3,287            -
    Contract distributions and terminations                    -            -           -            -          (61)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  140            -          11           45        2,206            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               629            -         300          191        5,432            -
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                    680            -         298          194        5,219            -
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                              680            -         298          194        5,219            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (32)           -         (12)          12         (170)           -
    Net realized gain (loss) on investments and
        capital gains distributions                         (394)          (5)        (45)         (15)        (662)           -
    Net unrealized appreciation (depreciation) of
        investments                                          (90)         (53)       (250)         (53)      (2,425)         (10)
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (516)         (58)       (307)         (56)      (3,257)         (10)

Changes from principal transactions:
    Purchase payments                                      3,269          237         981          673        6,716           52
    Contract distributions and terminations                  (43)           -         (24)         (11)        (246)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  615          (23)        138          234        1,486            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             3,841          214       1,095          896        7,956           52
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                  3,325          156         788          840        4,699           42
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                           $4,005         $156      $1,086       $1,034       $9,918          $42
                                                      ============================================================================



SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                         ING VP
                                                         LARGE      ING VP                      ING VP      ING VP    INVESCO VIF
                                                        COMPANY     LARGECAP      ING VP        MIDCAP     SMALLCAP   - FINANCIAL
                                                         VALUE       GROWTH      MAGNACAP  OPPORTUNITIES OPPORTUNITIES  SERVICES
                                                      ----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-          $-           $-           $-          $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (1)          (2)         (6)           -          (80)          5
    Net realized gain (loss) on investments and
        capital gains distributions                            2            -          (8)           -         (918)         25
    Net unrealized appreciation (depreciation) of
        investments                                            4            3          20            -          297          33
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             5            1           6            -         (701)         63

Changes from principal transactions:
    Purchase payments                                        343          488       3,746            -        8,651         822
    Contract distributions and terminations                   (1)           -        (117)           -         (133)         (4)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                 (191)          44       1,767            -        6,620       1,523
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -           -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               151          532       5,396            -       15,138       2,341
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                    156          533       5,402            -       14,437       2,404
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                              156          533       5,402            -       14,437       2,404

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (1)          (9)        (96)           -         (493)        (96)
    Net realized gain (loss) on investments and
        capital gains distributions                          (40)        (292)       (437)           -       (1,185)     (1,999)
    Net unrealized appreciation (depreciation) of
        investments                                         (163)         (52)     (2,222)          (4)     (12,282)       (590)
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (204)        (353)     (2,755)          (4)     (13,960)     (2,685)

Changes from principal transactions:
    Purchase payments                                        575          719       7,453           16       24,037      11,708
    Contract distributions and terminations                  (15)         (40)       (335)           -         (584)       (419)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  446          147       2,573            -        6,188      11,933
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -           -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             1,006          826       9,691           16       29,641      23,222
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                    802          473       6,936           12       15,681      20,537
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $958       $1,006     $12,338          $12      $30,118     $22,941
                                                      ============================================================================



SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                                                         JANUS ASPEN    JANUS
                                                       INVESCO VIF   INVESCO                JANUS ASPEN     SERIES      ASPEN
                                                        - HEALTH       VIF -   INVESCO VIF     SERIES      FLEXIBLE     SERIES
                                                        SCIENCES     LEISURE   - UTILITIES    BALANCED      INCOME      GROWTH
                                                      ----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-          $-           $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              22            -           3            -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                           16            -           4            -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                          (81)           -          (6)           -            -            -
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           (43)           -           1            -            -            -

Changes from principal transactions:
    Purchase payments                                      1,234            -         325            -            -            -
    Contract distributions and terminations                  (55)           -           -            -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                9,654            -         638            -            -            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            10,833            -         963            -            -            -
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                 10,790            -         964            -            -            -
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                           10,790            -         964            -            -            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                            (434)         (40)        (28)           6            5           (1)
    Net realized gain (loss) on investments and
        capital gains distributions                       (4,162)        (157)       (205)          (3)           -            -
    Net unrealized appreciation (depreciation) of
        investments                                       (1,617)          16        (198)         (29)          10          (32)
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                        (6,213)        (181)       (431)         (26)          15          (33)

Changes from principal transactions:
    Purchase payments                                     14,819        4,483       2,753          548          270          225
    Contract distributions and terminations               (1,044)         (74)       (128)          (2)          (1)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               12,206        1,869       4,625          (24)          (1)           -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            25,981        6,278       7,250          522          268          225
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                 19,768        6,097       6,819          496          283          192
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                          $30,558       $6,097      $7,783         $496         $283         $192
                                                      ============================================================================



SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                       JANUS ASPEN                                         PIMCO
                                                         SERIES    OPPENHEIMER OPPENHEIMER               STOCKSPLUS     PIONEER
                                                       WORLDWIDE     GLOBAL     STRATEGIC   PIMCO HIGH   GROWTH AND  EQUITY-INCOME
                                                         GROWTH    SECURITIES      BOND        YIELD       INCOME        VCT
                                                      ---------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-          $-     $162,857    $258,484           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (2)           -           -       12,879       5,699            -
    Net realized gain (loss) on investments and
        capital gains distributions                           (4)           -           -      (12,967)    (21,014)           -
    Net unrealized appreciation (depreciation) of
        investments                                           64            -           -          448     (20,466)           -
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            58            -           -          360     (35,781)           -

Changes from principal transactions:
    Purchase payments                                      1,166            -           -       56,951      34,841            -
    Contract distributions and terminations                   (7)           -           -      (12,056)    (11,973)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   81            -           -       28,231      (4,506)           -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             1,240            -           -       73,126      18,362            -
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                  1,298            -           -       73,486     (17,419)           -
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                            1,298            -           -      236,343     241,065            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (40)          (1)          -       16,659       1,636            2
    Net realized gain (loss) on investments and
        capital gains distributions                         (682)          (6)         (1)     (18,706)    (63,970)           -
    Net unrealized appreciation (depreciation) of
        investments                                         (169)         (38)          1       (3,581)     10,124          (21)
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (891)         (45)          -       (5,628)    (52,210)         (19)

Changes from principal transactions:
    Purchase payments                                      3,277          273          51       55,612      25,548          198
    Contract distributions and terminations                 (141)          (3)          -      (15,056)    (10,918)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   (9)         (20)        (35)      33,966     (21,848)           -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             3,127          250          16       74,522      (7,218)         198
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                  2,236          205          16       68,894     (59,428)         179
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                           $3,534         $205         $16     $305,237    $181,637         $179
                                                      ===========================================================================


SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                    PIONEER      PIONEER
                                                       PIONEER      MID-CAP       SMALL     PROFUND VP   PROFUND VP  PROFUND VP
                                                       FUND VCT    VALUE VCT   COMPANY VCT     BULL      EUROPE 30    SMALL-CAP
                                                      ---------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-          $-           $-           $-          $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -          (4)          (3)         (82)        (88)         (94)
    Net realized gain (loss) on investments and
        capital gains distributions                            3           -           (7)        (640)     (4,198)      (1,538)
    Net unrealized appreciation (depreciation) of
        investments                                           20          97           49          214          83          141
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            23          93           39         (508)     (4,203)      (1,491)

Changes from principal transactions:
    Purchase payments                                      1,074         620          857        3,580       1,157        2,754
    Contract distributions and terminations                   (6)         (6)           -         (153)       (293)        (281)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                1,184       4,432           42       17,664       9,651       18,986
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             2,252       5,046          899       21,091      10,515       21,459
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                  2,275       5,139          938       20,583       6,312       19,968
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                            2,275       5,139          938       20,583       6,312       19,968

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (98)       (478)         (39)        (488)       (191)        (628)
    Net realized gain (loss) on investments and
        capital gains distributions                       (1,493)         76          (35)      (7,045)     (1,793)      (6,274)
    Net unrealized appreciation (depreciation) of
        investments                                       (1,359)     (6,968)        (577)      (1,022)       (425)      (1,582)
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                        (2,950)     (7,370)        (651)      (8,555)     (2,409)      (8,484)

Changes from principal transactions:
    Purchase payments                                     10,991      22,661        2,180        5,734       2,797       11,484
    Contract distributions and terminations                 (339)     (1,418)         (56)      (1,352)       (941)      (4,103)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               10,087      34,050        1,006       14,855       9,868       19,747
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            20,739      55,293        3,130       19,237      11,724       27,128
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                 17,789      47,923        2,479       10,682       9,315       18,644
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                          $20,064     $53,062       $3,417      $31,265     $15,627      $38,612
                                                      ===========================================================================



SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                   PRUDENTIAL               PUTNAM VT                  SMITH
                                                                  SP JENNISON   PUTNAM VT INTERNATIONAL                BARNEY
                                                       PRUDENTIAL INTERNATIONAL GROWTH AND  GROWTH AND   PUTNAM VT      HIGH
                                                       JENNISON      GROWTH       INCOME      INCOME     VOYAGER II    INCOME
                                                      ---------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                            $ 7,732     $ 2,720           $-           $-          $-        $ 446
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                            (407)       (126)          (1)          (2)         (1)          44
    Net realized gain (loss) on investments and
        capital gains distributions                       (5,401)     (3,123)          (1)          (4)          -          (32)
    Net unrealized appreciation (depreciation) of
        investments                                        2,985         418           13           16          46          (32)
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                        (2,823)     (2,831)          11           10          45          (20)

Changes from principal transactions:
    Purchase payments                                     16,595       7,856          450          488         456            -
    Contract distributions and terminations                 (945)       (448)           -            -          (1)         (25)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               25,432       4,013           (6)         106          77          (31)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            41,082      11,421          444          594         532          (56)
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                 38,259       8,590          455          604         577          (76)
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                           45,991      11,310          455          604         577          370

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                            (821)       (297)           -          (29)        (20)          77
    Net realized gain (loss) on investments and
        capital gains distributions                      (12,816)     (2,827)         (30)         (12)         (8)         (33)
    Net unrealized appreciation (depreciation) of
        investments                                       (2,790)       (897)        (254)        (412)       (431)         (62)
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                       (16,427)     (4,021)        (284)        (453)       (459)         (18)

Changes from principal transactions:
    Purchase payments                                     16,384       7,906        1,270        2,192       1,233            -
    Contract distributions and terminations               (2,130)       (550)         (94)         (25)        (19)         (17)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               (6,070)        696          315          663         313          (16)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             8,184       8,052        1,491        2,830       1,527          (33)
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                 (8,243)      4,031        1,207        2,377       1,068          (51)
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                          $37,748     $15,341       $1,662       $2,981      $1,645         $319
                                                      ===========================================================================


SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                         SMITH
                                                        BARNEY       SMITH       SMITH
                                                      INTERNATIONAL  BARNEY      BARNEY        UBS
                                                        ALL CAP     LARGE CAP    MONEY       TACTICAL
                                                        GROWTH       VALUE       MARKET     ALLOCATION
                                                      --------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                               $455       $ 692         $156          $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (5)         (1)         (12)         (2)
    Net realized gain (loss) on investments and
        capital gains distributions                            1          13            -          (4)
    Net unrealized appreciation (depreciation) of
        investments                                         (142)        (79)           -          46
                                                      --------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (146)        (67)         (12)         40

Changes from principal transactions:
    Purchase payments                                          -           -            -         718
    Contract distributions and terminations                   (4)        (15)        (241)          -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   (5)        (47)         318          29
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -           -
                                                      --------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                (9)        (62)          77         747
                                                      --------------------------------------------------
Total increase (decrease)                                   (155)       (129)          65         787
                                                      --------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                              300         563          221         787

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (1)         11           (8)        (12)
    Net realized gain (loss) on investments and
        capital gains distributions                           (9)        (24)           -         (15)
    Net unrealized appreciation (depreciation) of
        investments                                          (67)       (133)           -        (299)
                                                      --------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           (77)       (146)          (8)       (326)

Changes from principal transactions:
    Purchase payments                                          -           -            -         768
    Contract distributions and terminations                   (3)         (9)        (174)        (87)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  (19)        (37)         104         406
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -           -
                                                      --------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               (22)        (46)         (70)      1,087
                                                      --------------------------------------------------
Total increase (decrease)                                    (99)       (192)         (78)        761
                                                      --------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $201        $371         $143      $1,548
                                                      ==================================================


SEE ACCOMPANYING NOTES.

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                                       86

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                                       87

                     Golden American Life Insurance Company
                               Separate Account B

                          Notes To Financial Statements

                                December 31, 2002

1. ORGANIZATION

Golden American Life Insurance Company Separate Account B (the "Account") was established by Golden American Life Insurance Company ("Golden American" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Golden American provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the Golden American guaranteed interest division, the Golden American fixed interest division, and the fixed separate account, which are not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business Golden American may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Golden American. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Golden American.

During 2002, the Account had GoldenSelect Contracts, Granite PrimElite Contracts, SmartDesign Contracts, and ING Rollover Choice Contracts.
GoldenSelect Contracts sold by Golden American during 2002 included DVA Plus, Access, Premium Plus, ESII, Value, Access One, Landmark, and Generations Contracts. SmartDesign Contracts included Variable Annuity ("VA") and Advantage Contracts.

The Account discontinued offering DVA 80 Contracts in May 1991 and discontinued registering DVA and DVA Series 100 Contracts for sale to the public as of May 1, 2000.

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)





1. ORGANIZATION (CONTINUED)

The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

At December 31, 2002, the Account had 151 investment divisions (the "Divisions") 44 of which invest in independently managed mutual funds and 107 of which invest in mutual funds managed by affiliates, either Direct Services, Inc., ING Investments, LLC, or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as "Portfolio" or "Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2002 and related Trusts are as follows:


The GCG Trust:                                      The GCG Trust (continued):
   All Cap Series                                      Global Franchise Series (S Class) **
   All Cap Advisor Series **                           Global Franchise Advisor Series **
   Asset Allocation Growth Series                      Growth Series
   Capital Growth Series                               Growth Advisor Series **
   Capital Growth Advisor Series **                    Hard Assets Series
   Capital Guardian Small Cap Series                   Hard Assets Advisor Series **
   Capital Guardian Small Cap Advisor Series **        International Enhanced EAFE Series (S Class) **
   Core Bond Series                                    International Enhanced EAFE Advisor Series **
   Core Bond Advisor Series **                         International Equity Series
   Developing World Series                             International Equity Advisor Series **
   Developing World Advisor Series **                  Internet Tollkeeper Series
   Diversified Mid-Cap Series                          Internet Tollkeeper Advisor Series **
   Diversified Mid-Cap Advisor Series **               Investors Series
   Equity Growth Series (S Class) **                   Investors Advisor Series **
   Equity Growth Series Advisor Series **              J.P. Morgan Fleming Small Cap Equity Series (S Class) **
   Equity Income Series                                J.P. Morgan Fleming Small Cap Equity Advisor Series **
   Equity Income Advisor Series **                     Janus Growth and Income Series
   Equity Opportunity Series                           Janus Growth and Income Advisor Series **
   Equity Opportunity Series Advisor Series **         Large Cap Value Series
   Focus Value Series (S Class) **                     Large Cap Value Advisor Series **
   Focus Value Series Advisor Series **                Limited Maturity Bond Series
   Fully Managed Series                                Liquid Asset Series
   Fully Managed Advisor Series **                     Liquid Asset Advisor Series **
   Fundamental Growth Focus Series (S Class) **        Managed Global Series
   Fundamental Growth Advisor Series **                Managed Global Advisor Series **


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


1.  ORGANIZATION (CONTINUED)

The GCG Trust (continued):                                      ING GET Fund:
   Mid-Cap Growth Series                                           ING GET Fund - Series N *
   Mid-Cap Growth Advisor Series **                                ING GET Fund - Series P *
   Real Estate Series                                              ING GET Fund - Series Q **
   Real Estate Advisor Series **                                   ING GET Fund - Series R **
   Research Series                                                 ING GET Fund - Series S **
   Research Advisor Series **                                      ING GET Fund - Series T **
   Special Situations Series                                       ING GET Fund - Series U **
   Special Situations Advisor Series **                         ING Partners, Inc.:
   Strategic Equity Series                                         ING Alger Growth Portfolio (Service Class) **
   Strategic Equity Advisor Series **                              ING American Century Small Cap Value Portfolio (Service Class) **
   Total Return Series                                             ING J.P. Morgan Mid Cap Value Portfolio (Service Class) **
   Total Return Advisor Series **                                  ING MFS(R)Capital Opportunities Portfolio (Initial Class) *
   Value Equity Series                                             ING MFS(R)Capital Opportunities Portfolio (Service Class) **
   Value Equity Advisor Series **                                  ING MFS(R)Global Growth Portfolio (Service Class) **
   Van Kampen Growth and Income Series                             ING OpCap Balanced Value Portfolio (Service Class) **
   Van Kampen Growth & Income Advisor Series **                    ING PIMCO Total Return Portfolio (Service Class) **
AIM Variable Insurance Funds:                                      ING Salomon Bros. Capital Portfolio (Service Class) **
   AIM V.I. Dent Demographic Trends Fund (Class II Shares) *       ING Salomon Bros. Investors Value Portfolio (Service Class) **
   AIM V.I. Growth Fund (Series II) *                              ING Scudder International Growth Portfolio (Service Class) **
   AIM V.I. Capital Appreciation Fund (Series II) **               ING T. Rowe Price Growth Equity Portfolio (Service Class) **
   AIM V.I. Core Equity Fund (Series II) **                        ING UBS Tactical Asset Allocation Portfolio (Service Class) **
   AIM V.I. Premier Equity Fund (Series II) **                     ING Van Kampen Comstock Portfolio (Service Class) **
Alliance Variable Products Series Fund, Inc.:                   ING Variable Insurance Trust:
   Alliance Bernstein Value Portfolio (Class B) *                  ING VP Worldwide Growth Portfolio (Service Shares)
   Alliance Growth and Income Portfolio (Class B) *             ING VP Bond Portfolio:
   Alliance Premier Growth Portfolio (Class B) *                   ING VP Bond Portfolio (Class S Shares) **
Fidelity(R)Variable Insurance Products Fund:                    ING Variable Portfolios, Inc.:
   Fidelity(R) VIP Growth Portfolio  (Service Class 2) *           ING VP Growth Portfolio (S Class) **
   Fidelity(R) VIP Equity-Income  Portfolio (Service Class 2) *    ING VP Index Plus LargeCap  Portfolio  (Class S) *
   Fidelity(R) VIP  Contrafund(R)Portfolio  (Service Class 2) *    ING VP Index Plus MidCap Portfolio (Class S) *
   Fidelity(R) VIP Overseas  Portfolio  (Service  Class 2) **      ING VP Index Plus SmallCap Portfolio (Class S) *
Franklin Templeton Variable Insurance Products Trust:              ING VP Small Company Portfolio (Class S) **
   Franklin Small Cap Value Securities Fund (Class 2) **           ING VP Value Opportunity Portfolio (Class S) *
Greenwich Street Series Fund:                                   ING Variable Products Trust:
   Greenwich Appreciation Portfolio                                ING VP Convertible Portfolio (Class S) *
The Galaxy VIP Fund:                                               ING VP Growth Opportunities Portfolio (Service Shares) *
   Galaxy VIP Asset Allocation Fund                                ING VP International Value Portfolio (Class S) **
   Galaxy VIP Equity Fund                                          ING VP Large Company Value Portfolio (Class S) *
   Galaxy VIP Growth and Income Fund                               ING VP LargeCap Growth Portfolio (Class S) *
   Galaxy VIP High Quality Bond Fund                               ING VP MagnaCap Portfolio (Service Shares) *
   Galaxy VIP Small Company Growth Fund                            ING VP MidCap Opportunities Portfolio (Class S) **

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


1.  ORGANIZATION (CONTINUED)

ING Variable Products Trust (continued):                                 ProFunds VP:
   ING VP SmallCap Opportunities Portfolio (Service Shares) *               ProFund VP Bull *
INVESCO Variable  Investment Funds,  Inc.:                                  ProFund VP Europe 30 *
   INVESCO VIF - Financial  Services  Fund *                                ProFund  VP  Small-Cap  *
   INVESCO  VIF - Health Sciences Fund *                                 Prudential  Series Fund, Inc.:
   INVESCO VIF - Leisure Fund **                                            Prudential  Jennison Portfolio (Class II Shares)
   INVESCO VIF - Utilities Fund*                                            Prudential SP Jennison International Growth
Janus Aspen  Series:                                                           Portfolio  (Class II Shares)
   Janus Aspen Series  Balanced Portfolio  (Service  Class) **           Putnam  Variable  Trust:
   Janus  Aspen  Series Flexible  Income  Portfolio  (Service  Class) **    Putnam VT Growth  and Income (Class IB) *
   Janus Aspen Series Growth Portfolio (Service Class) **                   Putnam VT International  Growth and Income  (Class IB) *
   Janus Aspen  Series  Worldwide Growth Portfolio (Service Class) *        Putnam VT Voyager Fund II (Class IB) *
Oppenheimer Variable Accounts Fund:                                      Travelers Series Fund Inc.:
   Oppenheimer Global Securities Fund/VA (Service Class) **                 Smith Barney High Income Portfolio
   Oppenheimer Strategic Bond Fund/VA (Service Class) **                    Smith Barney International All Cap Growth Portfolio
PIMCO Variable Insurance Trust:                                             Smith Barney Large Cap Value Portfolio
   PIMCO High Yield Portfolio                                               Smith Barney Money Market Portfolio
   PIMCO StocksPLUS Growth and Income Portfolio                          UBS Series Trust:
Pioneer Variable Contracts Trust:                                           UBS Tactical Allocation Portfolio (Class I) *
   Pioneer Equity-Income VCT Portfolio (Class II) **
   Pioneer Fund VCT Portfolio (Class II Shares) *
   Pioneer Mid-Cap Value VCT Portfolio (Class II Shares) *
   Pioneer Small Company VCT Portfolio (Class II) *

*   Division was new in 2001.
**  Division was new in 2002.


The GCG Trust Market Manager Division was open for investment for only a brief period during 1994 and 1995. This Division is now closed and Contractowners are not permitted to direct their investments into this Division. On March 6, 2001, all remaining proceeds in the Market Manager Division were liquidated and Contractowner holdings were reallocated to the Liquid Asset Division as described in the Contract prospectus.

On April 27, 2001, following approval by it shareholders, all remaining proceeds in the GCG Trust Emerging Markets Division were liquidated and Contractowner holdings were reallocated to the GCG Trust Developing World Division as described in the Contract prospectus.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


1. ORGANIZATION (CONTINUED)

On December 14, 2001, the consolidation of the Warburg Pincus International Equity Portfolio into the GCG Trust International Equity Series took place at no cost to Contractowners. Shares of GCG Trust International Equity Series were substituted for shares of Warburg Pincus International Equity Portfolio.

The names of certain Divisions were changed during 2002. The following is a summary of current and former names for those Divisions:

               CURRENT NAME                                FORMER NAME
--------------------------------------------------------------------------------
ING MFS(R)Capital Opportunities             PPI MFS Capital Opportunities
ING VP Worldwide Growth                     Pilgrim Worldwide Growth
ING VP Index Plus LargeCap                  Aetna Index Plus LargeCap
ING VP Index Plus MidCap                    Aetna Index Plus MidCap
ING VP Index Plus SmallCap                  Aetna Index Plus SmallCap
ING VP Value Opportunity                    Aetna Value Opportunity
ING VP Convertible                          Pilgrim Convertible
ING VP Growth Opportunities                 Pilgrim Growth Opportunities
ING VP Large Company Value                  Pilgrim Growth and Income
ING VP LargeCap Growth                      Pilgrim LargeCap Growth
ING VP MagnaCap                             Pilgrim MagnaCap
ING VP SmallCap Opportunities               Pilgrim SmallCap Opportunities

2. SIGNIFICANT ACCOUNTING POLICIES

The  following  is a  summary  of the  significant  accounting  policies  of the
Account:

USE OF ESTIMATES

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

Investments are made in shares of a Series or Portfolio of the Trusts and are recorded at fair value, determined by the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

FEDERAL INCOME TAXES

Operations of the Account form a part of, and are taxed with, the total operations of Golden American, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of Golden American.

TRANSFERS

Transfers between the Account and Golden American relate to gains and losses resulting from actual mortality experience, the full responsibility for which is assumed by Golden American, Contractowner transfers between the general account and the Divisions, and other Contractowner activity including contract deposits and withdrawals. Unsettled transactions as of the reporting date appear on a net basis in the line Payable to Golden American Life Insurance Company on the Statement of Assets and Liabilities.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES

Prior to February 1, 2000, DVA Plus, Access, and Premium Plus Contracts each had three different death benefit options referred to as Standard, Annual Ratchet, and 7% Solution; however, in the state of Washington, the 5.5% Solution is offered instead of the 7% Solution. After February 1, 2000, DVA Plus, Access and Premium Plus each had four different death benefit options referred to as Standard, Annual Ratchet, 7% Solution and Max 7. Granite PrimElite has two death benefit options referred to as Standard and Annual Ratchet. Golden American discontinued external sales of DVA 80 in May 1991. Golden American has also discontinued external sales of DVA 100, DVA Series 100, and Granite PremElite.

Under the terms of all Contracts, certain charges are allocated to the Contracts to cover Golden American's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES

Golden American assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

Daily charges deducted at annual rates to cover these risks follows:

SERIES                                                            ANNUAL RATES
                                                               -----------------

DVA 80                                                                0.80%
DVA                                                                   0.90
DVA Series 100                                                        1.25
DVA Plus (pre February 2000) - Standard                               1.10
DVA Plus (post January 2000) - Standard                               1.15
DVA Plus (post 2000) - Standard                                       1.15
DVA Plus (pre February 2000) - Annual Ratchet                         1.25
DVA Plus (pre February 2000) - 5.5% Solution                          1.25
DVA Plus (post January 2000) - 5.5% Solution                          1.25
DVA Plus (post 2000) - 5.5% Solution                                  1.30
DVA Plus (post January 2000) - Annual Ratchet                         1.30
DVA Plus (pre February 2000) - 7% Solution                            1.40

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

MORTALITY AND EXPENSE RISK CHARGES (CONTINUED)


 SERIES                                                           ANNUAL RATES
                                                               -----------------

DVA Plus (post January 2000) - Max 5.5                                  1.40%
DVA Plus (post 2000) - Annual Ratchet                                   1.40
DVA Plus (post 2000) - Max 5.5                                          1.45
DVA Plus (post January 2000) - 7% Solution                              1.50
DVA Plus (post 2000) - 7% Solution                                      1.50
DVA Plus (post January 2000) - Max 7                                    1.60
DVA Plus (post 2000) - Max 7                                            1.60
Access (pre February 2000) - Standard                                   1.25
Access (post January 2000) - Standard                                   1.30
Access (post 2000) - Standard                                           1.30
Access (pre February 2000) - Annual Ratchet                             1.40
Access (pre February 2000) - 5.5% Solution                              1.40
Access (post January 2000) - Annual Ratchet                             1.45
Access (post January 2000) - 5.5% Solution                              1.45
Access (post 2000) - 5.5% Solution                                      1.45
Access (pre February 2000) - 7% Solution                                1.55
Access (post January 2000) - Max 5.5                                    1.55
Access (post 2000) - Annual Ratchet                                     1.55
Access (post 2000) - Max 5.5                                            1.60
Access (post January 2000) - 7% Solution                                1.65
Access (post 2000) - 7% Solution                                        1.65
Access (post April 2001) - Standard                                     1.65
Access (post January 2000) - Max 7                                      1.75
Access (post 2000) - Max 7                                              1.75
Access (post April 2001) - 5.5% Solution                                1.80
Access (post April 2001) - Annual Ratchet                               1.90
Access (post April 2001) - Max 5.5                                      1.95
Access (post April 2001) - 7% Solution                                  2.00
Access (post April 2001) - Max 7                                        2.10
Premium Plus (pre February 2000) - Standard                             1.25
Premium Plus (post January 2000) - Standard                             1.30

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

MORTALITY AND EXPENSE RISK CHARGES (CONTINUED)

SERIES                                                           ANNUAL RATES
                                                                 ---------------

Premium Plus (post 2000) - Standard                                    1.30%
Premium Plus (pre February 2000) - Annual Ratchet                      1.40
Premium Plus (pre February 2000) - 5.5% Solution                       1.40
Premium Plus (post January 2000) - Annual Ratchet                      1.45
Premium Plus (post January 2000) - 5.5% Solution                       1.45
Premium Plus (post 2000) - 5.5% Solution                               1.45
Premium Plus (pre February 2000) - 7% Solution                         1.55
Premium Plus (post January 2000) - Max 5.5                             1.55
Premium Plus (post 2000) - Annual Ratchet                              1.55
Premium Plus (post 2000) - Max 5.5                                     1.60
Premium Plus (post January 2000) - 7% Solution                         1.65
Premium Plus (post 2000) - 7% Solution                                 1.65
Premium Plus (post January 2000) - Max 7                               1.75
Premium Plus (post 2000) - Max 7                                       1.75
ES II (pre 2001)                                                       1.25
ES II (post 2000) - Standard                                           1.25
ES II (post 2000) - Deferred Ratchet                                   1.30
ES II (post 2000) - 5.5% Solution                                      1.40
ES II (post 2000) - Annual Ratchet                                     1.50
ES II (post 2000) - Max 5.5                                            1.55
ES II (post 2000) - 7% Solution                                        1.60
ES II (post 2000) - Max 7                                              1.70
Value - Standard                                                       0.75
Access One                                                             0.35
Granite PrimElite - Standard                                           1.10
Granite PrimElite - Annual Ratchet                                     1.25
Generations - Standard                                                 1.25
Generations - Deferred Ratchet                                         1.30
Generations - Annual Ratchet                                           1.50
Generations - 7% Solution                                              1.60
Generations - Max 7                                                    1.70
Landmark - Standard                                                    1.50

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

MORTALITY AND EXPENSE RISK CHARGES (CONTINUED)

SERIES                                                            ANNUAL RATES
                                                               -----------------

Landmark - 5.5% Solution                                              1.65%
Landmark - Annual Ratchet                                             1.75
Landmark - Max 5.5                                                    1.80
Landmark - 7% Solution                                                1.85
Landmark - Max 7                                                      1.95
VA Option I                                                           0.80
VA Option II                                                          1.10
VA Option III                                                         1.25
VA Bonus Option I                                                     1.30
VA Bonus Option II                                                    1.60
VA Bonus Option III                                                   1.75
Advantage Option I                                                    2.05
Advantage Option II                                                   2.25
Advantage Option III                                                  2.30
Rollover Choice Option I                                              0.60
Rollover Choice Option II                                             0.80
Rollover Choice Option III                                            0.95

ASSET BASED ADMINISTRATIVE CHARGES

A daily charge at an annual rate of 0.10% is deducted from assets attributable to DVA and DVA Series 100 Contracts. A daily charge at an annual rate of 0.15% is deducted from the assets attributable to the DVA Plus, Access, Premium Plus, ESII, Value, Access One, Granite PrimElite, Generations, Landmark, VA, Advantage, and Rollover Choice Contracts.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


 3. CHARGES AND FEES (CONTINUED)

ADMINISTRATIVE CHARGES

An administrative charge is deducted from the accumulation value of deferred annuity Contracts to cover ongoing administrative expenses. The charge is $30 per Contract year for ES II, Value, VA, Advantage, and Rollover Choice Contracts. For DVA Series 100 and Access One Contracts there is no charge. For all other Contracts the charge is $40. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge had been waived for certain offerings of the Contracts.

For certain Contracts, a minimum death benefit guarantee charge of up to $1.20 per $1,000 of guaranteed death benefit per Contract year is deducted from the accumulation value of each Contract on its anniversary date.

CONTINGENT DEFERRED SALES CHARGES

Under DVA 80, DVA, DVA Plus, Premium Plus, ES II, Value, Granite PrimElite, Landmark, VA, Advantage, and Rollover Choice Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken. The following table reflects the Surrender Charge that is assessed based upon the date a premium payment is received.


  COMPLETE YEARS                 GRANITE
  ELAPSED SINCE         DVA     PRIMELITE
 PREMIUM PAYMENT        80          &       PREMIUM       ES II &                                              ROLLOVER
                      & DVA      DVA PLUS     PLUS     GENERATIONS   VALUE    ADVANTAGE     LANDMARK   VA       CHOICE
-------------------- -------- ------------ ---------- ------------- -------- ------------ ------------ ------ ----------
        0               6%        7%            8%          8%          6%         6%           6%      7%        6%
        1               5         7             8           7           6          5            5       7         6
        2               4         6             8           6           6          4            4       6         5
        3               3         5             8           5           5          -            3       6         4
        4               2         4             7           4           4          -            -       5         3
        5               1         3             6           3           3          -            -       4         2
        6               -         1             5           2           1          -            -       3         1
        7               -         -             3           1           -          -            -       -         -
        8               -         -             1           -           -          -            -       -         -
       9+               -         -             -           -           -          -            -       -         -
-------------------- -------- ------------ ---------- ------------- -------- ------------ ------------ ------ ----------


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

OTHER CONTRACT CHARGES

Under DVA 80, DVA, and DVA Series 100 Contracts, a charge is deducted from the accumulation value for Contractowners taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA Contracts, annual distribution fees are deducted from the Contracts' accumulation values.

DEFERRED SALES LOAD

Under Contracts offered prior to October 1995, a sales load of up to 7.5% was assessed against each premium payment for sales-related expenses as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA Contracts, although the sales load is chargeable to each premium when it is received by Golden American, the amount of such charge is initially advanced by Golden American to Contractowners and included in the accumulation value and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

PREMIUM TAXES

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the Contractowner's state of residence and currently ranges up to 3.5% of premiums.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

FEES WAIVED BY GOLDEN AMERICAN

Certain charges and fees for various types of Contracts are currently waived by Golden American. Golden American reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.


NET ASSETS RETAINED IN THE ACCOUNT BY GOLDEN AMERICAN LIFE INSURANCE COMPANY

A summary of the net assets retained in the Account, representing the unamortized deferred sales load and premium taxes advanced by Golden American previously noted, follows:

                                               YEAR ENDED
                                      -----------------------------
                                           2002            2001
                                      --------------- -------------
                                        (DOLLARS IN THOUSANDS)

Balance at beginning of year              $ 135          $  813
Sales load advanced                           9              46
Amortization of deferred
   sales load and premium tax              (144)           (724)
                                      --------------- -------------
Balance at end of year                  $     -        $   135
                                      =============== =============

4.  RELATED PARTY TRANSACTIONS

During the year ended December 31, 2002, management and service fees were paid indirectly to Directed Services, Inc., an affiliate of the Company, in its capacity as investment manager to the GCG Trust. The Trust's advisory agreement provided for a fee at annual rates ranging from 0.53% to 1.85% of the average net assets of each respective Series. In addition, management and service fees were paid to ING Investments, LLC, in its capacity as investment adviser to the ING GET Fund, the ING Variable Insurance Trust, ING VP Bond Portfolio, ING Variable Portfolios, Inc., and the ING Variable Products Trust. The Trusts' advisory agreement provided for fees at annual rates ranging from 0.35% to 1.00% of the average net assets of each respective Portfolio. Management and service fees were paid to ING Life Insurance and Annuity Company, an affiliate of the Company, in its capacity as investment adviser to ING Partners, Inc. The Trust's advisory agreement provided for a fee at annual rates ranging from 0.50% to 1.00% of the average net assets of each respective Portfolio.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments follows:




                                                                                YEAR ENDED DECEMBER 31
                                                                          2002                           2001
                                                             --------------------------------------------------------------
                                                               PURCHASES         SALES         PURCHASES        SALES
                                                             --------------------------------------------------------------
                                                                                (DOLLARS IN THOUSANDS)
The GCG Trust:
   All Cap                                                          $99,898        $62,269        $215,529         $18,161
   All Cap Advisor                                                      177              -               -               -
   Asset Allocation Growth                                           18,227         10,179          46,049             798
   Capital Growth                                                   271,861        306,181         150,331         150,151
   Capital Growth Advisor                                               154              -               -               -
   Capital Guardian Small Cap                                       830,463        842,708         474,975         410,116
   Capital Guardian Small Cap Advisor                                   320              -               -               -
   Core Bond                                                        332,380         34,599          96,443          23,096
   Core Bond Advisor                                                    995              -               -               -
   Developing World                                                 256,419        261,252         514,464         492,886
   Developing World Advisor                                              81              -               -               -
   Diversified Mid-Cap                                               58,638          6,680          51,740           5,350
   Diversified Mid-Cap Advisor                                          224              -               -               -
   Emerging Markets                                                       -              -          49,902          69,646
   Equity Growth                                                      5,244            623               -               -
   Equity Growth Advisor                                                480              -               -               -
   Equity Income                                                    166,618        101,344         216,341          81,506
   Equity Income Advisor                                                673             13               -               -
   Equity Opportunity                                               147,404        177,811         142,512         114,142
   Equity Opportunity Advisor                                            34              -               -               -
   Focus Value                                                        6,954            731               -               -
   Focus Value Advisor                                                   50              -               -               -
   Fully Managed                                                    383,713         62,233         377,005          90,177
   Fully Managed Advisor                                                946             34               -               -
   Fundamental Growth Focus                                           3,288            415               -               -
   Fundamental Growth Advisor                                           113              -               -               -
   Global Franchise                                                  19,859          4,824               -               -
   Global Franchise Advisor                                             744             42               -               -
   Growth                                                           922,370      1,085,634         838,003         854,786
   Growth Advisor                                                        97              -               -               -
   Hard Assets                                                      102,835         64,011          15,759          19,014
   Hard Assets Advisor                                                   95              -               -               -
   International Enhanced EAFE                                       18,536         13,290               -               -
   International Enhanced EAFE Advisor                                  166              -               -               -
   International Equity                                             684,796        688,451       1,288,757       1,304,170

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


                                                                                YEAR ENDED DECEMBER 31
                                                                          2002                           2001
                                                             --------------------------------------------------------------
                                                               PURCHASES         SALES         PURCHASES        SALES
                                                             --------------------------------------------------------------
                                                                                (DOLLARS IN THOUSANDS)
The GCG Trust (continued):
   International Equity Advisor                                       $ 254             $-             $ -             $ -
   Internet Tollkeeper                                               16,754          6,112           5,934             392
   Internet Tollkeeper Advisor                                           57              -               -               -
   Investors                                                         37,278          9,900          79,313           6,102
   Investors Advisor                                                    297              -               -               -
   J.P. Morgan Fleming Small Cap Equity                              10,549            557               -               -
   J.P. Morgan Fleming Small Cap Advisor                                520              -               -               -
   Janus Growth and Income                                           77,366         13,632          85,909           2,016
   Janus Growth and Income Advisor                                      602              -               -               -
   Large Cap Value                                                  137,118         37,870         192,419          13,495
   Large Cap Value Advisor                                              347              -               -               -
   Limited Maturity Bond                                            289,313        109,521         320,388         165,480
   Liquid Asset                                                   6,067,854      6,116,068       5,778,907       5,387,088
   Liquid Asset Advisor                                               3,353          1,553               -               -
   Managed Global Series                                            439,191        413,705         994,534         946,349
   Managed Global Advisor                                                51              -               -               -
   Market Manager                                                         -              -           3,388           8,410
   Mid-Cap Growth                                                   672,311        703,631         813,977         747,789
   Mid-Cap Growth Advisor                                               558              -               -               -
   Real Estate                                                      137,466         62,909          71,207          46,270
   Real Estate Advisor                                                  278              -               -               -
   Research                                                         171,313        231,552         208,240         178,793
   Research Advisor                                                     329              -               -               -
   Special Situations                                                11,468          6,198          21,339           1,778
   Special Situations Advisor                                            56              -               -               -
   Strategic Equity                                                 403,752        448,147         199,079         223,594
   Strategic Equity Advisor                                              79              -               -               -
   Total Return                                                     268,590        141,319         303,584          73,267
   Total Return Advisor                                               1,034             51               -               -
   Value Equity                                                     102,513         90,027         109,345          74,755
   Value Equity Advisor                                                 110              -               -               -
   Van Kampen Growth and Income                                      60,273        127,038          60,251          72,471
   Van Kampen Growth and Income Advisor                               1,031             31               -               -
AIM Variable Insurance Funds:
   AIM V.I. Dent Demographic Trends                                  16,368          5,241           3,649              90
   AIM V.I. Growth                                                      987            372             427               2
   AIM V.I. Capital Appreciation                                         34              -               -               -
   AIM V.I. Core Equity                                                  44              -               -               -
   AIM V.I. Premier Equity                                               87              -               -               -

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENT SECURITIES (CONTINUED)

                                                                                 YEAR ENDED DECEMBER 31
                                                                           2002                           2001
                                                              --------------------------------------------------------------
                                                                PURCHASES         SALES         PURCHASES        SALES
                                                              --------------------------------------------------------------
                                                                                 (DOLLARS IN THOUSANDS)
Alliance Variable Products Series Fund, Inc.:
   Alliance Bernstein Value                                          $ 2,631          $ 257           $ 648            $ 66
   Alliance Growth and Income                                          4,785            619           1,659              44
   Alliance Premier Growth                                             3,175          1,593           1,115              79
Fidelity(R)Variable Insurance Products Fund:
   Fidelity(R)VIP Growth                                               48,243         23,758             705              44
   Fidelity(R)VIP Equity-Income                                        62,498         39,048           1,945              55
   Fidelity(R)VIP Contrafund(R)                                         4,406            783           1,568             436
   Fidelity(R)VIP Overseas                                                  9              -               -               -
Franklin Templeton Variable Insurance Products Trust:
   Franklin Small Cap Value Securities                                    20              -               -               -
Greenwich Street Series Fund:
   Greenwich Appreciation                                                 81             74              54             116
The Galaxy VIP Fund:
   Galaxy VIP Asset Allocation                                            33            431             214             191
   Galaxy VIP Equity                                                      22            132             130             187
   Galaxy VIP Growth and Income                                            -             32              59             119
   Galaxy VIP High Quality Bond                                           32             58              90              18
   Galaxy VIP Small Company Growth                                        13             11              19               6
ING GET Fund:
   ING GET Fund - Series N                                               733          2,401          33,144           3,009
   ING GET Fund - Series P                                             6,579         18,769         152,998             246
   ING GET Fund - Series Q                                           182,185         15,241           1,904               -
   ING GET Fund - Series R                                           184,803         15,647               -               -
   ING GET Fund - Series S                                           227,944          9,645               -               -
   ING GET Fund - Series T                                           237,424          1,768               -               -
   ING GET Fund - Series U                                             1,047              -               -               -
ING Partners, Inc.:
   ING Alger Growth                                                       43              -               -               -
   ING American Century Small Cap Value                                    2              -               -               -
   ING J.P. Morgan Mid Cap Value                                         357             60               -               -
   ING MFS(R)Capital Opportunities                                     1,163            193             661               9
   ING MFS(R)Capital Opportunities                                        85              -               -               -
   ING MFS(R)Global Growth                                                76              1               -               -
   ING OpCap Balanced Value                                              131              -               -               -
   ING PIMCO Total Return                                                627             29               -               -
   ING Salomon Bros. Capital                                               9              -               -               -

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENT SECURITIES (CONTINUED)

                                                                                YEAR ENDED DECEMBER 31
                                                                          2002                           2001
                                                             --------------------------------------------------------------
                                                               PURCHASES         SALES         PURCHASES        SALES
                                                             --------------------------------------------------------------
                                                                                (DOLLARS IN THOUSANDS)
ING Partners, Inc. (continued):
   ING Salomon Bros. Investors Value                                    $ 4            $ -              $-             $ -
   ING Scudder International Growth                                       8              -               -               -
   ING T. Rowe Price Growth Equity                                      162              -               -               -
   ING UBS Tactical Asset Allocation                                      2              -               -               -
   ING Van Kampen Comstock                                            1,785             55               -               -
ING Variable Insurance Trust:
   ING VP Worldwide Growth                                           24,169          9,196          24,855           8,371
ING VP Bond Portfolio:
   ING VP Bond                                                       63,496         13,839               -               -
ING Variable Portfolios, Inc.:
   ING VP Growth                                                         51              1               -               -
   ING VP Index Plus LargeCap                                         7,078          2,691             896             101
   ING VP Index Plus MidCap                                           9,240          3,466             852              62
   ING VP Index Plus SmallCap                                         8,715          4,883             854             227
   ING VP Small Company                                                 251             37               -               -
   ING VP Value Opportunity                                           1,251            169             314              15
ING Variable Products Trust:
   ING VP Convertible                                                 1,096            187             195               3
   ING VP Growth Opportunities                                       10,173          2,384           7,080           1,675
   ING VP International Value                                            53              1               -               -
   ING VP Large Company Value                                         1,376            372             442             291
   ING VP LargeCap Growth                                             1,869          1,053             538               8
   ING VP MagnaCap                                                   13,443          3,846           5,521             131
   ING VP MidCap Opportunities                                           16              -               -               -
   ING VP SmallCap Opportunities                                     31,124          1,969          20,495           5,437
INVESCO Variable Investment Funds, Inc.:
   INVESCO VIF - Financial Services                                  63,673         40,543           3,684           1,338
   INVESCO VIF - Health Sciences                                     83,757         58,204          13,606           2,751
   INVESCO VIF - Leisure                                              7,516          1,277               -               -
   INVESCO VIF - Utilities                                            8,167            944           1,085             117
Janus Aspen Series:
   Janus Aspen Series Balanced                                          565             37               -               -
   Janus Aspen Series Flexible Income                                   276              3               -               -
   Janus Aspen Series Growth                                            225              1               -               -
   Janus Aspen Series Worldwide Growth                              104,529        101,442           1,300              62

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENT SECURITIES (CONTINUED)

                                                                                YEAR ENDED DECEMBER 31
                                                                          2002                           2001
                                                             --------------------------------------------------------------
                                                               PURCHASES         SALES         PURCHASES        SALES
                                                             --------------------------------------------------------------
                                                                                (DOLLARS IN THOUSANDS)
Oppenheimer Variable Accounts Fund:
   Oppenheimer Global Securities                                      $ 274            $24             $ -             $ -
   Oppenheimer Strategic Bond                                            53             36               -               -
PIMCO Variable Insurance Trust:
   PIMCO High Yield                                                 217,839        126,620         187,456         101,450
   PIMCO StocksPLUS Growth and Income                                92,182         97,761          78,983          54,922
Pioneer Variable Contracts Trust:
   Pioneer Equity-Income VCT                                            200              1               -               -
   Pioneer Fund VCT                                                  27,454          6,810           2,403             151
   Pioneer Mid-Cap Value VCT                                         69,537         13,624           5,058              16
   Pioneer Small Company VCT                                          3,491            398             978              82
ProFunds VP:
   ProFund VP Bull                                                  114,057         95,299          41,559          20,550
   ProFund VP Europe 30                                             318,634        307,100         179,473         169,046
   ProFund VP Small-Cap                                             321,292        294,784         202,340         180,975
Prudential Series Fund, Inc.:
   Prudential Jennison                                              223,318        215,947         161,864         120,999
   Prudential SP Jennison International Growth                       44,081         36,323          72,009          60,714
Putnam Variable Trust:
   Putnam VT Growth and Income                                        1,662            172             456              13
   Putnam VT International Growth and Income                          3,063            261             625              33
   Putnam VT Voyager II                                               1,601             94             539               8
Travelers Series Fund Inc.:
   Smith Barney High Income                                              82             38              51              62
   Smith Barney International All Cap Growth                              4             26               4              19
   Smith Barney Large Cap Value                                          19             54              30              71
   Smith Barney Money Market                                              2             80             194             129
UBS Series Trust:
   UBS Tactical Allocation                                            1,316            240             794              49

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



6. CHANGES IN UNITS

The changes in units outstanding for the years ended December 31, 2002 and 2001 are shown in the following table. The activity includes Contractowners electing to update a DVA 100 or DVA Series 100 Contract to a DVA PLUS Contract. Updates to DVA PLUS Contracts resulted in both a redemption (surrender of the old Contract) and an issue (acquisition of the new Contract). All of the units issued for the GCG Trust Market Manager Division resulted from such updates.


                                                                        FOR THE YEAR ENDED DECEMBER 31
                                                                2002                                        2001
                                            ---------------------------------------------------------------------------------------
                                                                                  NET                                     NET
                                                   UNITS           UNITS        INCREASE      UNITS          UNITS      INCREASE
                                                   ISSUED         REDEEMED     (DECREASE)     ISSUED        REDEEMED   (DECREASE)
                                            ---------------------------------------------------------------------------------------
The GCG Trust:
   All Cap                                        14,295,321    10,877,332     3,417,989     20,782,291    4,029,958   16,752,333
   All Cap Advisor                                    18,492             -        18,492              -            -            -
   Asset Allocation Growth                         2,524,223     1,691,382       832,841      5,576,656      359,275    5,217,381
   Capital Growth                                 12,673,641    14,350,360    (1,676,719)     9,170,101    7,646,399    1,523,702
   Capital Growth Advisor                              3,459             -         3,459              -            -            -
   Capital Guardian Small Cap                     31,167,383    33,693,558    (2,526,175)    12,516,724   12,352,679      164,045
   Capital Guardian Small Cap Advisor                 14,125             -        14,125              -            -            -
   Core Bond                                      58,286,404    59,112,337      (825,933)    32,782,567   28,723,840    4,058,727
   Core Bond Advisor                                  32,995            27        32,968              -            -            -
   Developing World                               31,632,928     7,268,250    24,364,678      9,464,453    3,028,846    6,435,607
   Developing World Advisor                           96,894           124        96,770              -            -            -
   Diversified Mid-Cap                            38,357,135    38,795,832      (438,697)    77,143,940   74,214,198    2,929,742
   Diversified Mid-Cap Advisor                         8,162             3         8,159              -            -            -
   Emerging Markets                                8,678,192     2,364,577     6,313,615      6,501,025    1,269,887    5,231,138
   Equity Growth                                      23,763           590        23,173              -            -            -
   Equity Growth Advisor                                   -             -             -      7,053,917    9,615,850   (2,561,933)
   Equity Income                                     715,898       157,257       558,641              -            -            -
   Equity Income Advisor                              47,562             -        47,562              -            -            -
   Equity Opportunity                             10,707,624     7,860,701     2,846,923     11,244,435    5,753,173    5,491,262
   Equity Opportunity Advisor                         68,680         3,462        65,218              -            -            -
   Focus Value                                       927,802       217,748       710,054              -            -            -
   Focus Value Advisor                                 4,735             -         4,735              -            -            -
   Fully Managed                                  16,893,498     5,743,297    11,150,201     15,753,519    5,774,203    9,979,316
   Fully Managed Advisor                              92,813         3,431        89,382              -            -            -
   Fundamental Growth Focus                          412,537        67,974       344,563              -            -            -
   Fundamental Growth Advisor                         11,445             7        11,438              -            -            -
   Global Franchise                                2,512,607       851,207     1,661,400              -            -            -
   Global Franchise Advisor                           78,879         4,514        74,365              -            -            -
   Growth                                         88,418,811   101,385,523   (12,966,712)    56,738,599   57,342,210     (603,611)
   Growth Advisor                                      9,416             -         9,416              -            -            -
   Hard Assets                                     8,767,576     6,176,025     2,591,551      1,479,521    1,669,257     (189,736)
   Hard Assets Advisor                                 9,841             -         9,841              -            -            -
   International Enhanced EAFE                     2,304,452     1,696,647       607,805              -            -            -

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


6. CHANGES IN UNITS (CONTINUED)

                                                                       FOR THE YEAR ENDED DECEMBER 31
                                                                2002                                        2001
                                            ---------------------------------------------------------------------------------------
                                                                                  NET                                     NET
                                                   UNITS           UNITS        INCREASE      UNITS          UNITS      INCREASE
                                                   ISSUED         REDEEMED     (DECREASE)     ISSUED        REDEEMED   (DECREASE)
                                            ---------------------------------------------------------------------------------------
The GCG Trust (continued):
   International Enhanced EAFE Advisor                16,921            29        16,892              -            -            -
   International Equity                           88,470,226    88,235,675       234,551    140,797,564  141,233,941     (436,377)
   International Equity Advisor                       25,956             3        25,953              -            -            -
   Internet Tollkeeper                             3,969,315     1,909,841     2,059,474        867,730      158,666      709,064
   Internet Tollkeeper Advisor                         5,119             -         5,119              -            -            -
   Investors                                       5,380,431     2,510,400     2,870,031      8,174,409    1,445,937    6,728,472
   Investors Advisor                                  30,514            17        30,497              -            -            -
   J.P. Morgan Fleming Small Cap Equity            1,450,310       238,479     1,211,831              -            -            -
   J.P. Morgan Fleming Small Cap Advisor              53,904             3        53,901              -            -            -
   Janus Growth and Income                        11,879,305     3,750,330     8,128,975     10,214,159    1,007,740    9,206,419
   Janus Growth and Income Advisor                    60,374             -        60,374              -            -            -
   Large Cap Value                                22,131,127    10,157,539    11,973,588     21,298,417    3,032,221   18,266,196
   Large Cap Value Advisor                            32,499             -        32,499              -            -            -
   Limited Maturity Bond                          19,089,421    10,093,155     8,996,266     21,094,466   13,022,965    8,071,501
   Liquid Asset                                  432,718,159   435,462,419    (2,744,260)   406,837,337  381,974,408   24,862,929
   Liquid Asset Advisor                              376,779       196,446       180,333              -            -            -
   Managed Global                                 29,219,248    27,211,114     2,008,134     57,913,358   54,827,286    3,086,072
   Managed Global Advisor                              4,848             -         4,848              -            -            -
   Market Manager                                          -             -             -              -      238,516     (238,516)
   Mid-Cap Growth                                 37,536,301    39,509,334    (1,973,033)    26,837,412   24,939,789    1,897,623
   Mid-Cap Growth Advisor                             56,277             2        56,275              -            -            -
   Real Estate                                     6,070,387     3,723,970     2,346,417      3,276,661    2,545,459      731,202
   Real Estate Advisor                                28,719             3        28,716              -            -            -
   Research                                       14,355,356    17,693,135    (3,337,779)    11,109,168   10,124,605      984,563
   Research Advisor                                   33,623             -        33,623              -            -            -
   Special Situations                              2,057,335     1,380,067       677,268      3,020,279      751,676    2,268,603
   Special Situations Advisor                          5,773             -         5,773              -            -            -
   Strategic Equity                               39,062,471    42,593,565    (3,531,094)    18,048,284   19,375,073   (1,326,789)
   Strategic Equity Advisor                            8,044             -         8,044              -            -            -
   Total Return                                   17,689,754    11,652,054     6,037,700     16,341,446    6,826,503    9,514,943
   Total Return Advisor                              100,210         5,006        95,204              -            -            -
   Value Equity                                    8,835,743     8,086,769       748,974      7,284,108    5,650,995    1,633,113
   Value Equity Advisor                               12,051           923        11,128              -            -            -
   Van Kampen Growth and Income                    5,686,825     8,964,808    (3,277,983)     5,403,189    5,969,298     (566,109)
   Van Kampen Growth and Income Advisor              105,373         4,220       101,153              -            -            -
AIM Variable Insurance Funds:
   AIM V.I. Dent Demographic Trends                2,175,335       948,298     1,227,037        339,548       16,457      323,091
   AIM V.I. Growth                                   129,633        51,493        78,140         42,954           57       42,897
   AIM V.I. Capital Appreciation                       3,701             -         3,701              -            -            -
   AIM V.I. Core Equity                                4,961             -         4,961              -            -            -
   AIM V.I. Premier Equity                            11,714             -        11,714              -            -            -
Alliance Variable Products Series Fund, Inc.
   Alliance Bernstein Value                          298,200        42,183       256,017         71,653       12,180       59,473
   Alliance Growth and Income                        585,752       114,322       471,430        181,005        8,620      172,385
   Alliance Premier Growth                           467,717       260,296       207,421        123,347        9,253      114,094


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


6. CHANGES IN UNITS (CONTINUED)

                                                                       FOR THE YEAR ENDED DECEMBER 31
                                                                2002                                        2001
                                            ---------------------------------------------------------------------------------------
                                                                                  NET                                     NET
                                                   UNITS           UNITS        INCREASE      UNITS          UNITS      INCREASE
                                                   ISSUED         REDEEMED     (DECREASE)     ISSUED        REDEEMED   (DECREASE)
                                            ---------------------------------------------------------------------------------------
Fidelity(R)Variable Insurance Products Fund:
   Fidelity(R)VIP Growth                           8,076,321      4,495,778     3,580,543        80,283        5,508       74,775
   Fidelity(R)VIP Equity-Income                    8,251,501      5,400,874     2,850,627       214,691       11,435      203,256
   Fidelity(R)VIP Contrafund(R)                      540,071        148,494       391,577       171,166       49,255      121,911
   Fidelity(R)VIP Overseas                             1,171              -         1,171
Franklin Templeton Variable Insurance Products Trust:
   Franklin Small Cap Value Securities                 1,965             25         1,940             -            -            -
Greenwich Street Series Fund:
   Greenwich Appreciation                              4,624          4,584            40         2,637        6,303       (3,666)
The Galaxy VIP Fund:
   Galaxy VIP Asset Allocation                         1,789         52,447       (50,658)       19,007       19,492         (485)
   Galaxy VIP Equity                                   2,539         15,793       (13,254)       11,685       17,902       (6,217)
   Galaxy VIP Growth and Income                          561          3,752        (3,191)        5,606       12,104       (6,498)
   Galaxy VIP High Quality Bond                        2,096          4,759        (2,663)        7,406        1,490        5,916
   Galaxy VIP Small Company Growth                     1,172          1,052           120         1,341          329        1,012
ING GET Fund:
   ING GET Fund - Series N                            43,042        189,804      (146,762)    3,305,373      296,325    3,009,048
   ING GET Fund - Series P                           772,618      1,720,085      (947,467)   15,403,642      127,730   15,275,912
   ING GET Fund - Series Q                        18,122,750      1,458,265    16,664,485       190,471            -      190,471
   ING GET Fund - Series R                        18,803,947      1,893,348    16,910,599             -            -            -
   ING GET Fund - Series S                        22,953,264      1,085,776    21,867,488             -            -            -
   ING GET Fund - Series T                        23,875,059        232,370    23,642,689             -            -            -
   ING GET Fund - Series U                           104,774              -       104,774             -            -            -
ING Partners, Inc.:
   ING Alger Growth                                    5,956              -         5,956             -            -            -
   ING American Century Small Cap Value                  215              -           215             -            -            -
   ING J.P. Morgan Mid Cap Value                         950             31           919             -            -            -
   ING MFS(R)Capital Opportunities (Initial Class)    39,538          6,696        32,842             -            -            -
   ING MFS(R)Capital Opportunities (Service Class)   169,917         39,170       130,747        79,584        1,274       78,310
   ING MFS(R)Global Growth                            10,569              -        10,569             -            -            -
   ING OpCap Balanced Value                            9,184            144         9,040             -            -            -
   ING PIMCO Total Return                             16,208              -        16,208             -            -            -
   ING Salomon Bros. Capital                          57,930          2,748        55,182             -            -            -
   ING Salomon Bros. Investors Value                     487              -           487             -            -            -
   ING Scudder International Growth                    1,232              -         1,232             -            -            -
   ING T. Rowe Price Growth Equity                    19,085              -        19,085             -            -            -
   ING UBS Tactical Asset Allocation                     297              -           297             -            -            -
   ING Van Kampen Comstock                           218,552          8,852       209,700             -            -            -
ING Variable Insurance Trust:
   ING VP Worldwide Growth                         4,884,109      2,447,811     2,436,298     3,791,068    1,563,623    2,227,445
ING VP Bond Portfolio:
   ING VP Bond                                     7,230,384      2,562,132     4,668,252             -            -            -
ING Variable Portfolios, Inc.:
   ING VP Growth                                       6,679            110         6,569             -            -            -
   ING VP Index Plus LargeCap                        989,798        442,688       547,110        99,176       12,643       86,533
   ING VP Index Plus MidCap                        1,075,901        467,221       608,680        90,604        7,688       82,916

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


6. CHANGES IN UNITS (CONTINUED)

                                                                       FOR THE YEAR ENDED DECEMBER 31
                                                                2002                                        2001
                                            ---------------------------------------------------------------------------------------
                                                                                  NET                                     NET
                                                   UNITS           UNITS        INCREASE      UNITS          UNITS      INCREASE
                                                   ISSUED         REDEEMED     (DECREASE)     ISSUED        REDEEMED   (DECREASE)
                                            ---------------------------------------------------------------------------------------
ING Variable Portfolios, Inc. (continued):
   ING VP Index Plus SmallCap                      1,032,462       634,554       397,908         96,255       28,852       67,403
   ING VP Small Company                               27,484         6,772        20,712              -            -            -
   ING VP Value Opportunity                          162,657        30,086       132,571         34,696        1,645       33,051
ING Variable Products Trust:
   ING VP Convertible                                111,643        22,720        88,923         18,782          347       18,435
   ING VP Growth Opportunities                     1,984,390       760,395     1,223,995        931,175      259,800      671,375
   ING VP International Value                          5,020            82         4,938              -            -            -
   ING VP Large Company Value                        151,517        46,425       105,092         45,138       30,153       14,985
   ING VP LargeCap Growth                            281,373       173,739       107,634         56,377          733       55,644
   ING VP MagnaCap                                 1,873,780       706,779     1,167,001        632,349       53,590      578,759
   ING VP MidCap Opportunities                         1,700             -         1,700              -            -            -
   ING VP SmallCap Opportunities                   6,167,933     1,352,225     4,815,708      2,548,996      811,701    1,737,295
INVESCO Variable Investment Funds, Inc.:
   INVESCO VIF - Financial Services                8,952,534     6,278,761     2,673,773        434,280      177,355      256,925
   INVESCO VIF - Health Sciences                  11,553,067     8,591,990     2,961,077      1,421,950      369,814    1,052,136
   INVESCO VIF - Leisure                           1,002,159       278,062       724,097              -            -            -
   INVESCO VIF - Utilities                         1,413,473       305,358     1,108,115        141,238       22,159      119,079
Janus Aspen Series:
   Janus Aspen Series Balanced                        57,501         3,830        53,671              -            -            -
   Janus Aspen Series Flexible Income                 25,934           170        25,764              -            -            -
   Janus Aspen Series Growth                          26,711            20        26,691              -            -            -
   Janus Aspen Series Worldwide Growth            13,323,220    12,946,666       376,554        146,938        8,275      138,663
Oppenheimer Variable Accounts Fund:
   Oppenheimer Global Securities                      29,681         2,882        26,799              -            -            -
   Oppenheimer Strategic Bond                          5,028         3,500         1,528              -            -            -
PIMCO Variable Insurance Trust:
   PIMCO High Yield                               27,197,895    19,409,516     7,788,379     21,217,537   13,988,901    7,228,636
   PIMCO StocksPLUS Growth and Income             13,357,877    14,285,763      (927,886)     8,925,373    7,365,612    1,559,761
Pioneer Variable Contracts Trust:
   Pioneer Equity-Income VCT                          21,635            61        21,574              -            -            -
   Pioneer Fund VCT                                3,769,608     1,315,200     2,454,408        268,899       26,350      242,549
   Pioneer Mid-Cap Value VCT                       7,875,737     2,670,048     5,205,689        576,552       96,828      479,724
   Pioneer Small Company VCT                         431,876        92,472       339,404        107,907       10,101       97,806
ProFunds VP:
   ProFund VP Bull                                18,816,487    16,427,269     2,389,218      4,686,896    2,370,498    2,316,398
   ProFund VP Europe 30                           50,746,741    48,922,218     1,824,523     23,135,968   22,371,682      764,286
   ProFund VP Small-Cap                           44,254,935    41,001,972     3,252,963     21,972,144   19,853,663    2,118,481
Prudential Series Fund, Inc.:
   Prudential Jennison                            45,072,785    43,503,839     1,568,946     26,252,187   19,904,133    6,348,054
   Prudential SP Jennison International
      Growth                                      10,464,472     8,810,383     1,654,089     12,383,699   10,604,474    1,779,225
Putnam Variable Trust:
   Putnam VT Growth and Income                       199,811        27,845       171,966         50,302        2,090       48,212
   Putnam VT International Growth and Income         355,859        48,525       307,334         70,513        6,733       63,780
   Putnam VT Voyager II                              227,745        22,636       205,109         68,823        2,835       65,988


                                      109

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


6. CHANGES IN UNITS (CONTINUED)

                                                                       FOR THE YEAR ENDED DECEMBER 31
                                                                2002                                        2001
                                            ---------------------------------------------------------------------------------------
                                                                                  NET                                     NET
                                                   UNITS           UNITS        INCREASE      UNITS          UNITS      INCREASE
                                                   ISSUED         REDEEMED     (DECREASE)     ISSUED        REDEEMED   (DECREASE)
                                            ---------------------------------------------------------------------------------------
Travelers Series Fund Inc.:
   Smith Barney High Income                               35         3,035        (3,000)            93        4,626       (4,533)
   Smith Barney International All Cap Growth              80         2,233        (2,153)           277        1,051         (774)
   Smith Barney Large Cap Value                          114         3,173        (3,059)             6        3,282       (3,276)
   Smith Barney Money Market                              16         6,191        (6,175)        15,005       10,129        4,876
UBS Series Trust:
   UBS Tactical Allocation                           165,483        32,046       133,437         89,352        5,615       83,737

                                      110

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY

Accumulation unit value information for units outstanding, by Contract type, as of December 31, 2002 follows:

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST ALL CAP
Contracts in accumulation period:
DVA                                                                                   41,458.754   $8.65         $358,618
DVA Series 100                                                                         3,137.705    8.56           26,859
DVA Plus - Standard (pre February 2000)                                               94,490.061    8.59          811,670
DVA Plus - Standard (post January 2000 & post 2000)                                  355,697.642    8.57        3,048,329
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              3,519,149.243    8.55       30,088,726
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            4,205,675.709    8.54       35,916,471
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        1,646,986.989    8.51       14,015,859
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        957,911.527    8.50        8,142,248
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           1,505,988.275    8.49       12,785,840
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    3,652,427.624    8.47       30,936,062
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        1,438,659.230    8.46       12,171,057
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  3,308,447.252    8.45       27,956,379
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           5,615,264.398    8.42       47,280,526
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,104.907    8.41           26,112
Access - Annual Ratchet (post April 2001)                                            186,268.904    8.39        1,562,796
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 892,250.465    8.37        7,468,136

                                      111

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST ALL CAP (CONTINUED)
Access - 7% Solution (post April 2001)                                               142,957.557   $8.36       $1,195,125
Access  - Max 7 (post April 2001)                                                    381,029.823    8.34        3,177,789
ES II - Max 7 (post 2000), Generations - Max 7                                       915,050.379    8.44        7,723,025
Landmark - 7% Solution                                                               294,227.794    8.40        2,471,513
Value                                                                                 71,708.265    8.68          622,428
                                                                                -----------------        -----------------
                                                                                  29,231,892.503             $247,785,568
                                                                                =================        =================

GCG TRUST ALL CAP ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  3,130.121   $9.53          $29,830
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                   75.548    9.53              720
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               2,247.033    9.53           21,414
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            8,123.878    9.52           77,339
ES II - Max 7 (post 2000), Generations - Max 7                                         4,915.691    9.52           46,797
                                                                                -----------------        -----------------
                                                                                      18,492.271                 $176,100
                                                                                =================        =================

GCG TRUST ASSET ALLOCATION GROWTH
Contracts in accumulation period:
DVA                                                                                    2,027.410   $7.33          $14,861
DVA Plus - Standard (pre February 2000)                                               26,126.263    7.29          190,460
DVA Plus - Standard (post January 2000 & post 2000)                                   70,920.996    7.28          516,305
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                660,455.843    7.26        4,794,909
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,194,266.289    7.25        8,658,431
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          169,483.674    7.24        1,227,062

                                      112

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST ASSET ALLOCATION GROWTH (CONTINUED)
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        187,063.134   $7.23       $1,352,466
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             337,704.673    7.22        2,438,228
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      501,198.187    7.21        3,613,639
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          446,755.295    7.20        3,216,638
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    987,291.899    7.20        7,108,502
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,284,001.843    7.18        9,219,133
Access - Annual Ratchet (post April 2001)                                             51,903.335    7.16          371,628
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 224,828.378    7.15        1,607,523
Access - 7% Solution (post April 2001)                                                31,656.908    7.14          226,030
Access  - Max 7 (post April 2001)                                                     69,349.514    7.12          493,769
ES II - Max 7 (post 2000), Generations - Max 7                                       241,486.345    7.19        1,736,287
Landmark - 7% Solution                                                                48,142.273    7.16          344,699
Value                                                                                 16,589.694    7.35          121,934
                                                                                -----------------        -----------------
                                                                                   6,551,251.953              $47,252,504
                                                                                =================        =================

GCG TRUST CAPITAL GROWTH
Contracts in accumulation period:
DVA 80                                                                                 1,607.870  $10.52          $16,915
DVA                                                                                  153,146.430   10.37        1,588,128
DVA Series 100                                                                         8,227.787   10.13           83,347
DVA Plus - Standard (pre February 2000)                                              380,316.760   10.20        3,879,231
DVA Plus - Standard (post January 2000 & post 2000)                                  142,766.855   10.17        1,451,939
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              5,368,760.600   10.10       54,224,482
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,918,853.410   10.06       19,303,665

                                      113

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST CAPITAL GROWTH (CONTINUED)
DVA Plus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        4,478,808.490   $9.99      $44,743,297
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        749,731.689    9.96        7,467,328
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             481,010.436    9.92        4,771,624
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    6,139,683.548    9.89       60,721,470
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          616,585.888    9.86        6,079,537
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  1,761,535.292    9.82       17,298,277
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,863,527.950    9.76       18,188,033
Access - Annual Ratchet (post April 2001)                                             30,974.973    9.66          299,218
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 184,178.500    9.62        1,771,797
Access - 7% Solution (post April 2001)                                                58,702.850    9.59          562,960
Access  - Max 7 (post April 2001)                                                     67,393.152    9.52          641,583
ES II - Max 7 (post 2000), Generations - Max 7                                       249,302.116    9.79        2,440,668
Landmark - 7% Solution                                                                56,387.454    9.69          546,394
Value                                                                                 65,321.974   10.45          682,615
                                                                                -----------------        -----------------
                                                                                  24,776,824.024             $246,762,508
                                                                                =================        =================

GCG TRUST CAPITAL GROWTH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  1,843.350  $10.46          $19,281
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                 341.182   10.45            3,565

                                      114

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST CAPITAL GROWTH ADVISOR (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            6,840.247  $10.45          $71,481
ES II - Max 7 (post 2000), Generations - Max 7                                         5,100.584   10.45           53,301
                                                                                -----------------        -----------------
                                                                                      14,125.363                 $147,628
                                                                                =================        =================
GCG TRUST CAPITAL GUARDIAN SMALL CAP
Currently payable annuity products:
DVA                                                                                    2,297.593  $13.52          $31,063
Contracts in accumulation period:
DVA 80                                                                                14,858.695   13.71          203,713
DVA                                                                                  214,874.378   13.52        2,905,102
DVA Series 100                                                                        13,572.305   13.18          178,883
DVA Plus - Standard (pre February 2000)                                              343,421.977   13.28        4,560,644
DVA Plus - Standard (post January 2000 & post 2000)                                  235,631.961   13.23        3,117,411
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              5,592,780.344   13.14       73,489,134
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            2,987,430.595   13.09       39,105,466
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        4,048,976.100   13.00       52,636,689
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,000,666.713   12.95       12,958,634
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             874,016.460   12.91       11,283,552
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    4,163,677.792   12.86       53,544,896
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          857,077.537   12.82       10,987,734
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  2,319,409.725   12.77       29,618,862

                                      115

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST CAPITAL GUARDIAN SMALL CAP (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           2,389,035.932  $12.68      $30,292,976
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          1,453.358   12.64           18,370
Access - Annual Ratchet (post April 2001)                                             61,290.156   12.55          769,191
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 350,648.747   12.50        4,383,109
Access - 7% Solution (post April 2001)                                                54,701.732   12.46          681,584
Access  - Max 7 (post April 2001)                                                     69,007.571   12.37          853,624
ES II - Max 7 (post 2000), Generations - Max 7                                       518,748.741   12.73        6,603,671
Landmark - 7% Solution                                                               123,957.985   12.59        1,560,631
Access One                                                                             1,141.000   14.00           15,974
Value                                                                                100,785.890   13.61        1,371,696
                                                                                -----------------        -----------------
                                                                                  26,339,463.287             $341,172,609
                                                                                =================        =================

GCG TRUST CAPITAL GUARDIAN SMALL CAP ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  5,340.969   $9.73          $51,968
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            1,152.595    9.72           11,203
ES II - Max 7 (post 2000), Generations - Max 7                                        26,474.859    9.72          257,336
                                                                                -----------------        -----------------
                                                                                      32,968.423                 $320,507
                                                                                =================        =================

GCG TRUST CORE BOND
Contracts in accumulation period:
DVA 80                                                                                   753.424  $13.35          $10,058
DVA                                                                                   90,062.736   13.13        1,182,524
DVA Series 100                                                                           738.171   12.76            9,419
DVA Plus - Standard (pre February 2000)                                              223,688.583   12.87        2,878,872
DVA Plus - Standard (post January 2000 & post 2000)                                  284,926.081   12.81        3,649,903
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              4,410,374.581   12.71       56,055,861
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            4,516,489.676   12.65       57,133,594
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        2,142,594.793   12.55       26,889,565

                                      116

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST CORE BOND (CONTINUED)
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      689,474.728    $12.49      $8,611,539
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard         1,936,105.724     12.44      24,085,155
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                  4,423,425.565     12.39      54,806,243
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                      1,446,384.844     12.34      17,848,389
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                3,457,226.108     12.29      42,489,309
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                         5,600,336.870     12.19      68,268,106
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                       32,107.716     12.13         389,467
Access - Annual Ratchet (post April 2001)                                          134,069.579     12.03       1,612,857
Access - Max 5.5 (post April 2001), Landmark - Max 7                               836,450.736     11.98      10,020,680
Access - 7% Solution (post April 2001)                                             299,610.090     11.93       3,574,348
Access  - Max 7 (post April 2001)                                                  390,105.072     11.83       4,614,943
ES II - Max 7 (post 2000), Generations - Max 7                                   1,325,734.470     12.24      16,226,990
Landmark - 7% Solution                                                             529,439.956     12.08       6,395,635
Value                                                                               71,442.238     13.24         945,895
VA Option I                                                                        161,643.514     13.19       2,132,078
VA Option II                                                                       104,350.003     12.86       1,341,941
VA Option III                                                                       78,978.140     12.70       1,003,022
VA Bonus Option I                                                                  410,566.626     12.65       5,193,668
VA Bonus Option II                                                                 238,795.640     12.34       2,946,738
VA Bonus Option III                                                                280,007.129     12.18       3,410,487
SmartDesign Advantage Option I                                                      41,826.052     11.89         497,312
SmartDesign Advantage Option II                                                     33,654.867     11.69         393,425
SmartDesign Advantage Option III                                                    27,833.585     11.55         321,478
Rollover Choice Option I                                                            11,209.365     13.41         150,318
Rollover Choice Option II                                                            7,405.249     13.19          97,675
                                                                                ---------------          ----------------
                                                                                34,237,811.911              $425,187,494
                                                                                ===============          ================

GCG TRUST CORE BOND ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                               27,862.818    $10.26        $285,873

                                      117

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST CORE BOND ADVISOR  (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              4,219.045    $10.26        $43,287
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             6,367.528     10.25         65,267
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         48,272.777     10.25        494,796
ES II - Max 7 (post 2000), Generations - Max 7                                      10,048.284     10.24        102,894
                                                                                ---------------          ---------------
                                                                                    96,770.452                 $992,117
                                                                                ===============          ===============

GCG TRUST DEVELOPING WORLD
Currently payable annuity products:
DVA                                                                                 12,255.773     $6.36        $77,947
Contracts in accumulation period:
DVA 80                                                                              14,178.783      6.42         91,028
DVA                                                                                475,932.987      6.36      3,026,934
DVA Series 100                                                                      18,313.765      6.25        114,461
DVA Plus - Standard (pre February 2000)                                            207,165.986      6.28      1,301,002
DVA Plus - Standard (post January 2000 & post 2000)                                144,724.137      6.26        905,973
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                            1,925,891.221      6.23     11,998,302
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          1,365,017.451      6.22      8,490,409
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                      1,372,716.295      6.19      8,497,114
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      474,427.290      6.17      2,927,216
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           249,735.938      6.16      1,538,373

                                      118

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST DEVELOPING WORLD (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                  1,283,289.404     $6.14     $7,879,397
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        256,922.106      6.13      1,574,933
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  690,414.368      6.11      4,218,432
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           847,173.047      6.08      5,150,812
Access - Annual Ratchet (post April 2001)                                           45,608.548      6.04        275,476
Access - Max 5.5 (post April 2001), Landmark - Max 7                                87,622.124      6.02        527,485
Access - 7% Solution (post April 2001)                                              14,127.458      6.01         84,906
Access  - Max 7 (post April 2001)                                                   39,283.433      5.98        234,915
ES II - Max 7 (post 2000), Generations - Max 7                                      89,889.364      6.10        548,325
Landmark - 7% Solution                                                              40,885.379      6.05        247,357
Value                                                                               46,745.779      6.39        298,706
                                                                                ---------------          ---------------
                                                                                 9,702,320.636              $60,009,503
                                                                                ===============          ===============

GCG TRUST DEVELOPING WORLD ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  520.886     $9.71         $5,058
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             5,949.670      9.70         57,712
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            504.135      9.70          4,890
ES II - Max 7 (post 2000), Generations - Max 7                                       1,184.808      9.70         11,493
                                                                                ---------------          ---------------
                                                                                     8,159.499                  $79,153
                                                                                ===============          ===============

GCG TRUST DIVERSIFIED MID-CAP Contracts in accumulation period:
DVA                                                                                 14,377.938     $7.30       $104,959
DVA Series 100                                                                         547.871      7.24          3,967
DVA Plus - Standard (pre February 2000)                                             52,084.982      7.26        378,137
DVA Plus - Standard (post January 2000 & post 2000)                                107,226.771      7.25        777,394
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                            1,436,693.678      7.23     10,387,295

                                      119

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST DIVERSIFIED MID-CAP (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          1,947,601.094     $7.22    $14,061,680
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        504,098.037      7.21      3,634,547
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      239,616.364      7.20      1,725,238
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           877,091.558      7.19      6,306,288
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                  1,210,498.995      7.18      8,691,383
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        839,243.527      7.17      6,017,376
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                1,611,467.331      7.17     11,554,221
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                         2,302,130.917      7.15     16,460,236
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                        1,418.819      7.14         10,130
Access - Annual Ratchet (post April 2001)                                           78,293.863      7.12        557,452
Access - Max 5.5 (post April 2001), Landmark - Max 7                               492,026.422      7.12      3,503,228
Access - 7% Solution (post April 2001)                                              74,631.497      7.11        530,630
Access  - Max 7 (post April 2001)                                                  181,302.263      7.09      1,285,433
ES II - Max 7 (post 2000), Generations - Max 7                                     532,775.028      7.16      3,814,669
Landmark - 7% Solution                                                             163,816.671      7.13      1,168,013
Value                                                                               28,075.151      7.31        205,229
                                                                                ---------------          ---------------
                                                                                12,695,018.777              $91,177,505
                                                                                ===============          ===============

GCG TRUST DIVERSIFIED MID-CAP ADVISOR Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                5,407.942     $9.48        $51,267

                                      120

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST DIVERSIFIED MID-CAP ADVISOR (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                432.092     $9.48         $4,096
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               243.004      9.47          2,301
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         12,952.240      9.47        122,658
ES II - Max 7 (post 2000), Generations - Max 7                                       4,137.894      9.47         39,186
                                                                                ---------------          ---------------
                                                                                    23,173.172                 $219,508
                                                                                ===============          ===============

GCG TRUST EQUITY GROWTH Contracts in accumulation period:
DVA                                                                                  3,698.022     $7.84        $28,992
DVA Plus - Standard (pre February 2000)                                              2,799.601      7.83         21,921
DVA Plus - Standard (post January 2000 & post 2000)                                 10,978.003      7.83         85,958
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              124,180.866      7.82        971,094
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            115,969.157      7.82        906,879
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                         36,456.517      7.81        284,725
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                       16,317.558      7.81        127,440
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            28,455.347      7.81        222,236
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                     62,875.801      7.81        491,060
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         20,987.840      7.80        163,705

                                      121

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST EQUITY GROWTH (CONTINUED)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                   37,951.928     $7.80       $296,025
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            67,606.323      7.79        526,653
Access - Max 5.5 (post April 2001), Landmark - Max 7                                10,421.530      7.78         81,080
Access  - Max 7 (post April 2001)                                                      852.028      7.78          6,629
ES II - Max 7 (post 2000), Generations - Max 7                                      10,170.532      7.80         79,330
Landmark - 7% Solution                                                               8,348.943      7.79         65,038
Value                                                                                  571.100      7.85          4,483
                                                                                ---------------          ---------------
                                                                                   558,641.096               $4,363,248
                                                                                ===============          ===============

GCG TRUST EQUITY GROWTH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  500.893     $9.64         $4,829
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            15,788.036      9.63        152,039
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          2,058.799      9.63         19,826
ES II - Max 7 (post 2000), Generations - Max 7                                      29,214.728      9.63        281,338
                                                                                ---------------          ---------------
                                                                                    47,562.456                 $458,032
                                                                                ===============          ===============

GCG TRUST EQUITY INCOME
Currently payable annuity products:
DVA 80                                                                               1,348.359    $22.22        $29,661
DVA                                                                                 25,612.255     21.61        553,481
Contracts in accumulation period:
DVA 80                                                                             121,213.832     22.22      2,693,671
DVA                                                                              2,051,786.851     21.61     44,339,114
DVA Series 100                                                                      32,304.604     20.57        664,506
DVA Plus - Standard (pre February 2000)                                            255,606.846     20.89      5,339,627
DVA Plus - Standard (post January 2000 & post 2000)                                159,632.560     20.72      3,307,587
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                            2,796,771.768     20.45     57,193,983
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          2,137,260.309     20.28     43,343,639

                                      122

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST EQUITY INCOME (CONTINUED)
DVA Plus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                      2,226,227.787    $20.03    $44,591,343
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      375,190.550     19.86      7,451,284
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           814,591.599     19.72     16,063,746
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                  3,360,009.304     19.58     65,788,982
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        773,224.228     19.44     15,031,479
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                1,769,553.969     19.30     34,152,392
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                         2,273,204.350     19.03     43,259,079
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          192.692     18.90          3,642
Access - Annual Ratchet (post April 2001)                                           69,736.079     18.63      1,299,183
Access - Max 5.5 (post April 2001), Landmark - Max 7                               425,111.213     18.50      7,864,557
Access - 7% Solution (post April 2001)                                              90,035.804     18.37      1,653,958
Access  - Max 7 (post April 2001)                                                   94,236.389     18.11      1,706,621
ES II - Max 7 (post 2000), Generations - Max 7                                     479,847.384     19.17      9,198,674
Landmark - 7% Solution                                                             151,475.992     18.76      2,841,690
Access One                                                                             875.000     23.18         20,283
Value                                                                               60,096.515     21.92      1,317,316
                                                                                ---------------          ---------------
                                                                                20,545,146.239             $409,709,498
                                                                                ===============          ===============

GCG TRUST EQUITY INCOME ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                               14,864.732     $9.83       $146,120
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            18,285.717      9.82        179,566

                                      123

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST EQUITY INCOME ADVISOR (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         21,139.474     $9.82       $207,590
ES II - Max 7 (post 2000), Generations - Max 7                                      10,928.226      9.81        107,206
                                                                                ---------------          ---------------
                                                                                    65,218.149                 $640,482
                                                                                ===============          ===============

GCG TRUST EQUITY OPPORTUNITY
Currently payable annuity products:
DVA                                                                                 14,478.487    $15.71       $227,457
Contracts in accumulation period:
DVA 80                                                                              15,404.039     16.05        247,235
DVA                                                                              1,154,948.305     15.71     18,144,238
DVA Series 100                                                                      16,405.052     15.12        248,044
DVA Plus - Standard (pre February 2000)                                            284,899.727     15.31      4,361,815
DVA Plus - Standard (post January 2000 & post 2000)                                184,671.967     15.21      2,808,861
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                            2,929,610.455     15.06     44,119,933
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          1,951,375.489     14.96     29,192,577
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                      2,915,535.853     14.82     43,208,241
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      692,996.783     14.72     10,200,913
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           479,670.392     14.64      7,022,375
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                  3,453,225.380     14.56     50,278,962
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        577,200.232     14.48      8,357,859
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                1,643,361.524     14.41     23,680,840

                                      124

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST EQUITY OPPORTUNITY (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           2,091,212.810     $14.25    $29,799,783
Access - Annual Ratchet (post April 2001)                                             41,941.988      14.02        588,027
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 132,555.663      13.94      1,847,826
Access - 7% Solution (post April 2001)                                                34,165.539      13.87        473,876
Access  - Max 7 (post April 2001)                                                     61,196.435      13.72        839,615
ES II - Max 7 (post 2000), Generations - Max 7                                       263,932.617      14.33      3,782,154
Landmark - 7% Solution                                                                44,959.241      14.10        633,925
Value                                                                                 56,140.426      15.88        891,510
                                                                                -----------------           ---------------
                                                                                  19,039,888.404              $280,956,066
                                                                                =================           ===============

GCG TRUST EQUITY OPPORTUNITY ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                    169.464      $9.75         $1,652
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            2,428.703       9.74         23,656
ES II - Max 7 (post 2000), Generations - Max 7                                           860.908       9.74          8,385
                                                                                -----------------           ---------------
                                                                                       3,459.075                   $33,693
                                                                                =================           ===============

GCG TRUST FOCUS VALUE Contracts in accumulation period:
DVA Series 100                                                                           403.111      $8.37         $3,374
DVA Plus - Standard (post January 2000 & post 2000)                                       88.979       8.38            746
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 93,267.838       8.37        780,652
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               91,570.714       8.37        766,447
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           69,302.448       8.36        579,368
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         22,197.693       8.36        185,573
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              36,243.979       8.36        303,000

                                      125

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST FOCUS VALUE (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                     94,260.227     $8.35       $787,073
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         16,518.844      8.35        137,932
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                   53,879.191      8.35        449,891
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            94,082.902      8.34        784,651
Access - Annual Ratchet (post April 2001)                                            5,396.319      8.33         44,951
Access - Max 5.5 (post April 2001), Landmark - Max 7                                15,877.599      8.33        132,260
Access - 7% Solution (post April 2001)                                              20,649.316      8.33        172,009
Access  - Max 7 (post April 2001)                                                    8,470.384      8.32         70,474
ES II - Max 7 (post 2000), Generations - Max 7                                      84,874.579      8.35        708,703
Landmark - 7% Solution                                                               1,398.706      8.34         11,665
Value                                                                                1,571.082      8.40         13,197
                                                                                ---------------          ---------------
                                                                                   710,053.911               $5,931,966
                                                                                ===============          ===============

GCG TRUST FOCUS VALUE ADVISOR
Contracts in accumulation period:
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               222.890    $10.17         $2,267
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          1,252.965     10.16         12,730
ES II - Max 7 (post 2000), Generations - Max 7                                       3,259.390     10.16         33,115
                                                                                ---------------          ---------------
                                                                                     4,735.245                  $48,112
                                                                                ===============          ===============

GCG TRUST FULLY MANAGED
Currently payable annuity products:
DVA 80                                                                                 476.959    $30.37        $14,885
DVA                                                                                 17,327.473     29.53        511,680
Contracts in accumulation period:
DVA 80                                                                              46,348.529     30.37      1,407,205
DVA                                                                              1,134,176.173     29.53     33,492,223
DVA Series 100                                                                      21,165.295     28.11        594,956
DVA Plus - Standard (pre February 2000)                                            435,649.731     28.55     12,437,800
DVA Plus - Standard (post January 2000 & post 2000)                                281,689.371     28.32      7,977,443
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                            5,326,018.141     27.96    148,915,467

                                      126

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST FULLY MANAGED (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                             4,380,116.820    $27.72    $121,416,838
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                         4,093,955.209     27.37     112,051,554
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         639,976.992     27.14      17,368,976
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            1,232,631.081     26.95      33,219,408
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                     5,387,390.525     26.76     144,166,570
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         1,345,841.222     26.57      35,759,001
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                          3,716,909.826     26.38      98,052,081
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            3,927,374.682     26.01     102,151,015
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          12,094.796     25.83         312,409
Access - Annual Ratchet (post April 2001)                                             122,475.644     25.46       3,118,230
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  442,656.923     25.28      11,190,367
Access - 7% Solution (post April 2001)                                                164,221.185     25.10       4,121,952
Access  - Max 7 (post April 2001)                                                     217,796.256     24.75       5,390,457
ES II - Max 7 (post 2000), Generations - Max 7                                      1,256,046.260     26.20      32,908,412
Landmark - 7% Solution                                                                232,111.293     25.65       5,953,655
Value                                                                                  90,281.116     29.95       2,703,919
                                                                                 -----------------          ----------------
                                                                                   34,524,731.502              $935,236,503
                                                                                 =================          ================

GCG TRUST FULLY MANAGED ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                         8,749.639    $10.01         $87,584

                                      127

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST FULLY MANAGED ADVISOR (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                1,656.240   $10.01        $16,579
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              11,784.255    10.00        117,843
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           51,407.699    10.00        514,077
ES II - Max 7 (post 2000), Generations - Max 7                                        15,783.663     9.99        157,679
                                                                                 ----------------         ---------------
                                                                                      89,381.496                $893,762
                                                                                 ================         ===============

GCG TRUST FUNDAMENTAL GROWTH FOCUS
Contracts in accumulation period:
DVA Plus - Standard (post January 2000 & post 2000)                                    4,821.861    $7.98        $38,478
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                       44,772.613     7.97        356,838
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               27,663.603     7.97        220,479
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           18,057.041     7.97        143,915
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                            754.698     7.96          6,007
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              60,486.886     7.96        481,476
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       44,257.084     7.96        352,286
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           16,838.025     7.96        134,031
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                            27,465.089     7.95        218,347

                                      128

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST FUNDAMENTAL GROWTH FOCUS (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                              62,915.346   $7.95     $500,177
Access - Max 5.5 (post April 2001), Landmark - Max 7                                   8,896.164    7.94       70,636
Access - 7% Solution (post April 2001)                                                   297.033    7.93        2,355
ES II - Max 7 (post 2000), Generations - Max 7                                        26,080.260    7.95      207,338
Landmark - 7% Solution                                                                 1,011.739    7.94        8,033
Value                                                                                    246.288    8.00        1,970
                                                                                 ----------------        -------------
                                                                                     344,563.730           $2,742,366
                                                                                 ================        =============

GCG TRUST FUNDAMENTAL GROWTH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        4,049.598   $9.45      $38,269
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            6,209.274    9.44       58,616
ES II - Max 7 (post 2000), Generations - Max 7                                         1,178.801    9.44       11,128
                                                                                 ----------------        -------------
                                                                                      11,437.673             $108,013
                                                                                 ================        =============

GCG TRUST GLOBAL FRANCHISE
Contracts in accumulation period:
DVA 80                                                                                 1,187.427   $8.88      $10,544
DVA                                                                                      640.174    8.87        5,678
DVA Plus - Standard (pre February 2000)                                               11,623.141    8.86      102,981
DVA Plus - Standard (post January 2000 & post 2000)                                   23,085.952    8.85      204,311
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                      220,958.044    8.85    1,955,479
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              255,200.584    8.84    2,255,973
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          135,600.201    8.84    1,198,706
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         27,705.332    8.83      244,638

                                      129

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST GLOBAL FRANCHISE (CONTINUED)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              136,897.046   $8.83     $1,208,801
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       222,557.194    8.83      1,965,180
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            53,322.828    8.83        470,841
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                            133,793.649    8.82      1,180,060
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                              201,785.907    8.82      1,779,752
Access - Annual Ratchet (post April 2001)                                               5,968.492    8.81         52,582
Access - Max 5.5 (post April 2001), Landmark - Max 7                                   40,257.987    8.80        354,270
Access - 7% Solution (post April 2001)                                                  1,758.151    8.80         15,472
Access  - Max 7 (post April 2001)                                                      34,645.719    8.80        304,882
ES II - Max 7 (post 2000), Generations - Max 7                                        130,191.636    8.82      1,148,290
Landmark - 7% Solution                                                                 14,613.060    8.81        128,741
Value                                                                                   9,607.419    8.88         85,314
                                                                                 -----------------        ---------------
                                                                                    1,661,399.943            $14,672,495
                                                                                 =================        ===============

GCG TRUST GLOBAL FRANCHISE ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        29,031.188   $9.52       $276,377
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                   412.034    9.52          3,923
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                1,167.197    9.51         11,100
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            26,238.388    9.51        249,527
ES II - Max 7 (post 2000), Generations - Max 7                                         17,515.525    9.51        166,573
                                                                                 -----------------        ---------------
                                                                                       74,364.332               $707,500
                                                                                 =================        ===============

                                      130

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST GROWTH
Contracts in accumulation period:
DVA 80                                                                                 12,857.714  $10.95      $140,792
DVA                                                                                   368,583.831   10.81     3,984,391
DVA Series 100                                                                         10,762.408   10.55       113,543
DVA Plus - Standard (pre February 2000)                                               566,759.980   10.62     6,018,991
DVA Plus - Standard (post January 2000 & post 2000)                                   445,014.880   10.59     4,712,708
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                    12,372,394.796   10.52   130,157,593
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                             5,599,656.965   10.48    58,684,405
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                         8,151,063.532   10.41    84,852,571
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                       2,302,846.613   10.37    23,880,519
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            1,434,608.045   10.34    14,833,847
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    11,094,010.020   10.30   114,268,303
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         1,379,115.515   10.27    14,163,516
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                          4,731,610.364   10.23    48,404,374
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            4,149,073.607   10.16    42,154,588
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                           1,801.069   10.13        18,245
Access - Annual Ratchet (post April 2001)                                              60,336.832   10.06       606,989
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  311,442.281   10.02     3,120,652
Access - 7% Solution (post April 2001)                                                 62,459.653    9.99       623,972
Access  - Max 7 (post April 2001)                                                     134,109.863    9.92     1,330,370
ES II - Max 7 (post 2000), Generations - Max 7                                        464,260.700   10.20     4,735,459

                                      131

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST GROWTH (CONTINUED)
Landmark - 7% Solution                                                                149,093.481  $10.09     $1,504,353
Access One                                                                                808.000   11.18          9,033
Value                                                                                 151,569.894   10.88      1,649,080
                                                                                 -----------------        ---------------
                                                                                   53,954,240.043           $559,968,294
                                                                                 =================        ===============

GCG TRUST GROWTH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                         4,337.665   $9.78        $42,422
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                2,872.645    9.77         28,066
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                             2,205.411    9.76         21,525
                                                                                 -----------------        ---------------
                                                                                        9,415.721                $92,013
                                                                                 =================        ===============

GCG TRUST HARD ASSETS
Currently payable annuity products:
DVA                                                                                     1,451.663  $14.85        $21,557
Contracts in accumulation period:
DVA 80                                                                                 35,342.359   15.27        539,678
DVA                                                                                   217,667.924   14.85      3,232,369
DVA Series 100                                                                         11,963.287   14.13        169,041
DVA Plus - Standard (pre February 2000)                                                64,493.201   14.35        925,477
DVA Plus - Standard (post January 2000 & post 2000)                                    36,131.929   14.23        514,157
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                       575,255.091   14.05      8,082,334
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               436,184.996   13.94      6,080,419
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           561,649.827   13.76      7,728,302
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          62,770.602   13.64        856,191

                                      132

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST HARD ASSETS (CONTINUED)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              108,459.704    $13.55    $1,469,629
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       968,858.495     13.45    13,031,147
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           120,307.849     13.36     1,607,313
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                            302,601.665     13.26     4,012,498
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                              932,326.908     13.08    12,194,836
Access - Annual Ratchet (post April 2001)                                              23,531.967     12.80       301,209
Access - Max 5.5 (post April 2001), Landmark - Max 7                                   43,248.118     12.71       549,684
Access - 7% Solution (post April 2001)                                                 11,014.885     12.62       139,008
Access  - Max 7 (post April 2001)                                                      23,773.123     12.44       295,738
ES II - Max 7 (post 2000), Generations - Max 7                                        389,188.424     13.17     5,125,612
Landmark - 7% Solution                                                                 14,039.187     12.89       180,965
Access One                                                                             14,311.339     15.93       227,980
Value                                                                                  31,695.351     15.06       477,332
                                                                                 -----------------          --------------
                                                                                    4,986,267.894             $67,762,476
                                                                                 =================          ==============

GCG TRUST HARD ASSETS ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                         1,119.434     $9.83       $11,004
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                    25.690      9.83           253
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                  239.543      9.82         2,352
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                             7,945.259      9.82        78,022
ES II - Max 7 (post 2000), Generations - Max 7                                            511.225      9.82         5,020
                                                                                 -----------------          --------------
                                                                                        9,841.151                 $96,651
                                                                                 =================          ==============


                                      133

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INTERNATIONAL ENHANCED EAFE
Contracts in accumulation period:
DVA                                                                                    2,423.918      $8.25       $19,997
DVA Plus - Standard (pre February 2000)                                                4,118.741       8.23        33,897
DVA Plus - Standard (post January 2000 & post 2000)                                    2,548.665       8.23        20,976
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                       72,897.915       8.22       599,221
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              106,211.466       8.22       873,058
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           33,208.173       8.22       272,971
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          4,278.309       8.21        35,125
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              81,976.969       8.21       673,031
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       52,606.310       8.21       431,898
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            9,890.018       8.21        81,197
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                            51,442.150       8.20       421,826
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             138,594.248       8.20     1,136,473
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            466.576       8.19         3,821
Access - Annual Ratchet (post April 2001)                                              1,612.722       8.19        13,208
Access - Max 5.5 (post April 2001), Landmark - Max 7                                   6,369.326       8.19        52,165
Access - 7% Solution (post April 2001)                                                 4,136.609       8.18        33,837
Access  - Max 7 (post April 2001)                                                      3,184.248       8.18        26,047
ES II - Max 7 (post 2000), Generations - Max 7                                        12,518.879       8.20       102,655
Landmark - 7% Solution                                                                 8,531.245       8.19        69,871
Value                                                                                  1,514.364       8.25        12,494
VA Option I                                                                            3,925.552       8.25        32,386
VA Option II                                                                              42.615       8.23           351

                                      134

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INTERNATIONAL ENHANCED EAFE (CONTINUED)
VA Bonus Option I                                                                      1,123.321    $8.22        $9,234
VA Bonus Option II                                                                       806.164     8.21         6,619
VA Bonus Option III                                                                    2,716.806     8.20        22,278
SmartDesign Advantage Option I                                                            71.304     8.18           583
SmartDesign Advantage Option II                                                          587.775     8.17         4,802
                                                                                 ----------------         --------------
                                                                                     607,804.388             $4,990,021
                                                                                 ================         ==============

GCG TRUST INTERNATIONAL ENHANCED EAFE ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        3,935.485    $9.76       $38,410
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            9,208.703     9.75        89,785
ES II - Max 7 (post 2000), Generations - Max 7                                         3,747.359     9.74        36,499
                                                                                 ----------------         --------------
                                                                                      16,891.547               $164,694
                                                                                 ================         ==============

GCG TRUST INTERNATIONAL EQUITY
Contracts in accumulation period:
DVA                                                                                   14,806.091    $7.41      $109,713
DVA Plus - Standard (pre February 2000)                                                5,838.470     7.29        42,562
DVA Plus - Standard (post January 2000 & post 2000)                                   41,512.023     7.26       301,377
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                    4,449,069.007     7.16    31,855,334
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,834,152.254     7.19    13,187,555
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        1,745,092.452     7.14    12,459,960
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        700,469.554     7.11     4,980,339
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             244,423.432     7.09     1,732,962

                                      135

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INTERNATIONAL EQUITY (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                     4,107,916.003   $7.07     $29,042,966
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           261,177.037    7.04       1,838,686
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                          1,565,174.958    7.02      10,987,528
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            1,470,429.332    6.97      10,248,892
Access - Annual Ratchet (post April 2001)                                               8,794.725    6.90          60,684
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  132,382.931    6.87         909,471
Access - 7% Solution (post April 2001)                                                 28,442.290    6.85         194,830
Access  - Max 7 (post April 2001)                                                      28,306.916    6.80         192,487
ES II - Max 7 (post 2000), Generations - Max 7                                        221,112.964    6.99       1,545,580
Landmark - 7% Solution                                                                 55,117.980    6.92         381,416
Value                                                                                  54,578.332    7.46         407,154
                                                                                 -----------------        ----------------
                                                                                   16,968,796.751            $120,479,496
                                                                                 =================        ================

GCG TRUST INTERNATIONAL EQUITY ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                         2,275.003   $9.80         $22,295
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                             7,027.611    9.79          68,800
ES II - Max 7 (post 2000), Generations - Max 7                                         16,649.992    9.79         163,003
                                                                                 -----------------        ----------------
                                                                                       25,952.606                $254,098
                                                                                 =================        ================

GCG TRUST INTERNET TOLLKEEPER
Contracts in accumulation period:
DVA                                                                                     2,033.594   $4.68          $9,517
DVA Series 100                                                                          1,507.485    4.65           7,010
DVA Plus - Standard (pre February 2000)                                                 3,020.064    4.66          14,073
DVA Plus - Standard (post January 2000 & post 2000)                                     9,099.556    4.66          42,404
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                       387,485.791    4.65       1,801,809

                                      136

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INTERNET TOLLKEEPER (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               519,243.692   $4.64     $2,409,291
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           109,776.291    4.64        509,362
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          18,672.457    4.63         86,453
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              240,376.369    4.63      1,112,943
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       151,985.088    4.63        703,691
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           181,314.866    4.62        837,675
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                            220,934.965    4.62      1,020,720
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                              447,885.199    4.61      2,064,751
Access - Annual Ratchet (post April 2001)                                              41,859.479    4.60        192,554
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  141,022.746    4.59        647,294
Access - 7% Solution (post April 2001)                                                 23,045.661    4.59        105,780
Access  - Max 7 (post April 2001)                                                      80,239.506    4.58        367,497
ES II - Max 7 (post 2000), Generations - Max 7                                        161,332.193    4.61        743,741
Landmark - 7% Solution                                                                 22,077.083    4.60        101,555
Value                                                                                   5,625.439    4.69         26,383
                                                                                 -----------------        ---------------
                                                                                    2,768,537.524            $12,804,503
                                                                                 =================        ===============

GCG TRUST INTERNET TOLLKEEPER ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                           335.041  $10.42         $3,491

                                      137

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INTERNET TOLLKEEPER ADVISOR (CONTINUED)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                1,329.443  $10.41       $13,840
ES II - Max 7 (post 2000), Generations - Max 7                                          3,454.704   10.40        35,929
                                                                                 -----------------        --------------
                                                                                        5,119.188               $53,260
                                                                                 =================        ==============

GCG TRUST INVESTORS
Contracts in accumulation period:
DVA                                                                                     5,944.138   $8.17       $48,564
DVA Plus - Standard (pre February 2000)                                                37,817.102    8.11       306,697
DVA Plus - Standard (post January 2000 & post 2000)                                   169,038.915    8.09     1,367,525
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                     1,177,891.614    8.07     9,505,585
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                             1,674,081.360    8.06    13,493,096
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           590,391.269    8.04     4,746,746
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         330,087.985    8.02     2,647,306
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            1,030,210.891    8.01     8,251,989
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                     1,371,276.985    8.00    10,970,216
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           534,292.847    7.99     4,269,000
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                          1,333,386.702    7.98    10,640,426
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            2,079,376.721    7.95    16,531,045
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                           2,596.183    7.94        20,614

                                      138

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INVESTORS (CONTINUED)
Access - Annual Ratchet (post April 2001)                                             88,534.000   $7.92       $701,189
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 294,204.803    7.91      2,327,160
Access - 7% Solution (post April 2001)                                                33,193.925    7.89        261,900
Access  - Max 7 (post April 2001)                                                    215,194.574    7.87      1,693,581
ES II - Max 7 (post 2000), Generations - Max 7                                       336,121.073    7.96      2,675,524
Landmark - 7% Solution                                                               160,813.629    7.93      1,275,252
Value                                                                                 51,170.187    8.19        419,084
                                                                                -----------------        ---------------
                                                                                  11,515,624.903            $92,152,499
                                                                                =================        ===============

GCG TRUST INVESTORS ADVISOR
Contracts in accumulation period:
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               5,609.111   $9.75        $54,689
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            2,588.611    9.75         25,239
ES II - Max 7 (post 2000), Generations - Max 7                                        22,298.988    9.74        217,192
                                                                                -----------------        ---------------
                                                                                      30,496.710               $297,120
                                                                                =================        ===============

GCG TRUST J.P. MORGAN FLEMING SMALL CAP EQUITY
Contracts in accumulation period:
DVA                                                                                    3,893.026   $7.87        $30,638
DVA Plus - Standard (pre February 2000)                                                6,459.288    7.85         50,705
DVA Plus - Standard (post January 2000 & post 2000)                                   13,266.013    7.85        104,138
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                169,670.331    7.85      1,331,912
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              209,858.323    7.84      1,645,289
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           31,083.841    7.84        243,697
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         14,675.334    7.83        114,908
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             114,379.561    7.83        895,592

                                      139

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST J.P. MORGAN FLEMING SMALL CAP EQUITY (CONTINUED)
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      166,809.449   $7.83     $1,306,118
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           72,176.099    7.83        565,139
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                     95,249.109    7.82        744,848
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             155,619.727    7.82      1,216,946
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,107.867    7.82         16,484
Access - Annual Ratchet (post April 2001)                                              5,346.492    7.81         41,756
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  37,673.562    7.81        294,231
Access - 7% Solution (post April 2001)                                                    47.133    7.81            368
Access  - Max 7 (post April 2001)                                                      8,558.644    7.80         66,757
ES II - Max 7 (post 2000), Generations - Max 7                                        54,217.816    7.82        423,983
Landmark - 7% Solution                                                                18,981.527    7.81        148,246
Value                                                                                  9,884.594    7.87         77,792
VA Option I                                                                            2,395.075    7.87         18,849
VA Option II                                                                             202.769    7.85          1,592
VA Option III                                                                             74.699    7.85            586
VA Bonus Option I                                                                     11,543.916    7.84         90,504
VA Bonus Option II                                                                     2,705.468    7.83         21,184
VA Bonus Option III                                                                    2,734.971    7.82         21,387
SmartDesign Advantage Option I                                                           277.276    7.80          2,163
SmartDesign Advantage Option II                                                        1,939.734    7.79         15,111
                                                                                -----------------        ---------------
                                                                                   1,211,831.644             $9,490,923
                                                                                =================        ===============

GCG TRUST J.P. MORGAN FLEMING SMALL CAP ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 12,546.872   $9.49       $119,070
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                   51.434    9.49            488
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              11,332.630    9.48        107,433

                                      140

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST J.P. MORGAN FLEMING SMALL CAP ADVISOR (CONTINUED)
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           12,802.704   $9.48       $121,370
ES II - Max 7 (post 2000), Generations - Max 7                                        17,168.053    9.48        162,753
                                                                                -----------------        ---------------
                                                                                      53,901.693               $511,114
                                                                                =================        ===============

GCG TRUST JANUS GROWTH AND INCOME
Contracts in accumulation period:
DVA                                                                                   19,775.056   $7.11       $140,601
DVA Series 100                                                                         3,746.840    7.06         26,453
DVA Plus - Standard (pre February 2000)                                               78,084.441    7.07        552,057
DVA Plus - Standard (post January 2000 & post 2000)                                  257,195.925    7.07      1,818,375
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,676,922.509    7.05     11,822,304
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            2,831,574.297    7.04     19,934,283
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          719,851.323    7.03      5,060,555
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        315,169.992    7.02      2,212,493
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           1,160,151.753    7.01      8,132,664
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    1,909,356.758    7.00     13,365,497
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        1,307,255.573    6.99      9,137,716
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  2,513,591.776    6.99     17,570,007
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           3,186,621.478    6.97     22,210,752

                                      141

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST JANUS GROWTH AND INCOME (CONTINUED)
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          5,288.195   $6.96         $36,806
Access - Annual Ratchet (post April 2001)                                            132,023.878    6.95         917,566
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 584,691.147    6.94       4,057,757
Access - 7% Solution (post April 2001)                                               103,609.107    6.93         718,011
Access  - Max 7 (post April 2001)                                                    255,764.423    6.91       1,767,332
ES II - Max 7 (post 2000), Generations - Max 7                                       803,023.067    6.98       5,605,101
Landmark - 7% Solution                                                               184,660.669    6.95       1,283,392
Value                                                                                 54,814.567    7.13         390,828
VA Option I                                                                          150,753.831    7.12       1,073,367
VA Option II                                                                          48,439.217    7.07         342,465
VA Option III                                                                         17,896.151    7.05         126,168
VA Bonus Option I                                                                    167,273.116    7.04       1,177,603
VA Bonus Option II                                                                    75,159.946    6.99         525,368
VA Bonus Option III                                                                   38,566.865    6.97         268,811
SmartDesign Advantage Option I                                                         4,647.962    6.92          32,164
SmartDesign Advantage Option II                                                        7,683.653    6.89          52,940
SmartDesign Advantage Option III                                                       2,197.487    6.87          15,097
                                                                                -----------------        ----------------
                                                                                  18,615,791.002            $130,374,533
                                                                                =================        ================

GCG TRUST JANUS GROWTH AND INCOME ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 20,265.683   $9.73        $197,185
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               6,270.030    9.72          60,945
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           24,716.980    9.72         240,249
ES II - Max 7 (post 2000), Generations - Max 7                                         9,121.503    9.71          88,570
                                                                                -----------------        ----------------
                                                                                      60,374.196                $586,949
                                                                                =================        ================

GCG TRUST LARGE CAP VALUE
Contracts in accumulation period:
DVA                                                                                   45,296.402   $7.62        $345,159
DVA Series 100                                                                         2,185.539    7.54          16,479
DVA Plus - Standard (pre February 2000)                                              154,789.655    7.56       1,170,210
DVA Plus - Standard (post January 2000 & post 2000)                                  533,166.943    7.55       4,025,410
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              4,513,819.120    7.53      33,989,058

                                      142

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST LARGE CAP VALUE (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            6,465,372.229   $7.52     $48,619,599
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        2,128,387.026    7.50      15,962,903
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,328,528.910    7.48       9,937,396
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           2,660,134.746    7.47      19,871,207
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    4,117,976.668    7.46      30,720,106
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        2,719,020.902    7.45      20,256,706
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  5,103,820.816    7.44      37,972,427
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           6,279,536.964    7.42      46,594,164
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            685.718    7.41           5,081
Access - Annual Ratchet (post April 2001)                                            153,495.420    7.39       1,134,331
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 916,295.246    7.37       6,753,096
Access - 7% Solution (post April 2001)                                               190,461.403    7.36       1,401,796
Access  - Max 7 (post April 2001)                                                    486,302.358    7.34       3,569,459
ES II - Max 7 (post 2000), Generations - Max 7                                     1,216,648.520    7.43       9,039,699
Landmark - 7% Solution                                                               483,293.216    7.40       3,576,370
Access One                                                                               185.000    7.73           1,430
Value                                                                                102,148.307    7.64         780,413
                                                                                -----------------        ----------------
                                                                                  39,601,551.108            $295,742,499
                                                                                =================        ================


                                      143

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST LARGE CAP VALUE ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  8,771.780  $10.27        $90,086
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                 220.967   10.26          2,267
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            9,363.630   10.26         96,071
ES II - Max 7 (post 2000), Generations - Max 7                                        14,142.339   10.25        144,959
                                                                                -----------------        ---------------
                                                                                      32,498.716               $333,383
                                                                                =================        ===============

GCG TRUST LIMITED MATURITY BOND
Currently payable annuity products:
DVA 80                                                                                 2,359.019  $21.88        $51,615
DVA                                                                                    6,619.882   21.27        140,805
Contracts in accumulation period:
DVA 80                                                                                34,224.282   21.88        748,828
DVA                                                                                  846,602.221   21.27     18,007,229
DVA Series 100                                                                        12,011.152   20.25        243,226
DVA Plus - Standard (pre February 2000)                                              431,757.457   20.58      8,885,568
DVA Plus - Standard (post January 2000 & post 2000)                                  325,166.054   20.38      6,626,884
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              6,261,694.220   20.16    126,235,755
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            3,840,532.602   19.95     76,618,625
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        3,063,485.056   19.73     60,442,560
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        629,610.846   19.53     12,296,300
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             917,937.051   19.40     17,807,979

                                      144

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST LIMITED MATURITY BOND (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    4,436,722.906  $19.29     $85,584,385
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        1,001,052.596   19.12      19,140,126
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  2,793,640.320   18.99      53,051,230
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           2,647,004.840   18.72      49,551,931
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          6,404.724   18.62         119,256
Access - Annual Ratchet (post April 2001)                                            115,924.795   18.36       2,128,379
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 187,662.150   18.23       3,421,081
Access - 7% Solution (post April 2001)                                               102,237.878   18.10       1,850,506
Access  - Max 7 (post April 2001)                                                    117,719.660   17.84       2,100,119
ES II - Max 7 (post 2000), Generations - Max 7                                       457,642.573   18.89       8,644,868
Landmark - 7% Solution                                                               148,372.597   18.49       2,743,409
Access One                                                                             1,261.000   22.84          28,801
Value                                                                                118,011.620   21.60       2,549,051
                                                                                -----------------        ----------------
                                                                                  28,505,657.501            $559,018,516
                                                                                =================        ================

GCG TRUST LIQUID ASSET
Currently payable annuity products:
DVA 80                                                                                 2,612.969  $17.21         $44,969
DVA                                                                                    1,526.708   16.74          25,557
Contracts in accumulation period:
DVA 80                                                                               149,703.142   17.21       2,576,391
DVA                                                                                  679,365.487   16.74      11,372,578
DVA Series 100                                                                        44,784.895   15.93         713,423
DVA Plus - Standard (pre February 2000)                                              695,808.213   16.18      11,258,177
DVA Plus - Standard (post January 2000 & post 2000)                                  337,508.715   16.00       5,400,139
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                             12,089,343.159   15.84     191,495,196
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                           10,877,062.661   15.66     170,334,801

                                      145

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST LIQUID ASSET (CONTINUED)
DVA Plus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        5,577,965.813  $15.51      $86,514,250
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      2,297,033.266   15.33       35,213,520
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           1,599,933.376   15.23       24,366,985
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    8,964,021.189   15.17      135,984,201
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        1,590,575.818   15.01       23,874,543
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                 10,613,767.944   14.91      158,251,280
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           7,015,870.143   14.70      103,133,291
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         19,321.100   14.64          282,861
Access - Annual Ratchet (post April 2001)                                            327,508.915   14.43        4,725,954
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 514,408.939   14.33        7,371,480
Access - 7% Solution (post April 2001)                                               102,402.302   14.23        1,457,185
Access  - Max 7 (post April 2001)                                                    300,237.886   14.03        4,212,338
ES II - Max 7 (post 2000), Generations - Max 7                                       749,575.552   14.85       11,131,197
Landmark - 7% Solution                                                               246,747.572   14.54        3,587,710
Value                                                                                117,368.795   16.98        1,992,922
VA Option I                                                                          125,681.154   16.86        2,118,984
VA Option II                                                                          65,629.633   16.16        1,060,575
VA Option III                                                                         17,951.798   15.82          283,997
VA Bonus Option I                                                                    379,646.273   15.71        5,964,243
VA Bonus Option II                                                                   116,033.602   15.05        1,746,306
VA Bonus Option III                                                                  130,082.443   14.74        1,917,415
SmartDesign Advantage Option I                                                       948,016.951   14.15       13,414,440
SmartDesign Advantage Option II                                                       44,327.639   13.75          609,505
SmartDesign Advantage Option III                                                      29,720.969   13.46          400,044
Rollover Choice Option I                                                              25,088.627   17.34          435,037
                                                                                -----------------        -----------------
                                                                                  66,796,633.647           $1,023,271,494
                                                                                =================        =================


                                      146

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST LIQUID ASSET ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 28,048.150   $9.99        $280,201
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               14,084.319    9.99         140,702
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              14,647.450    9.98         146,182
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           65,111.528    9.98         649,813
ES II - Max 7 (post 2000), Generations - Max 7                                        58,442.123    9.98         583,252
                                                                                -----------------        ----------------
                                                                                     180,333.570              $1,800,150
                                                                                =================        ================

GCG TRUST MANAGED GLOBAL
Currently payable annuity products:
DVA                                                                                    6,904.811  $14.39         $99,360
Contracts in accumulation period:
DVA 80                                                                                12,796.817   14.69         187,985
DVA                                                                                1,163,854.594   14.39      16,747,868
DVA Series 100                                                                        19,801.323   13.89         275,040
DVA Plus - Standard (pre February 2000)                                              392,630.543   14.02       5,504,680
DVA Plus - Standard (post January 2000 & post 2000)                                  262,335.765   13.93       3,654,337
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,965,665.844   13.80      27,126,189
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            2,246,689.590   13.71      30,802,114
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        2,796,757.957   13.59      38,007,941
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        629,167.687   13.50       8,493,764

                                      147

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST MANAGED GLOBAL (CONTINUED)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           1,121,603.349  $13.43     $15,063,133
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    1,143,491.481   13.36      15,277,046
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          592,153.300   13.29       7,869,717
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  1,564,387.791   13.23      20,696,850
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,515,103.147   13.09      19,832,700
Access - Annual Ratchet (post April 2001)                                             44,003.244   12.89         567,202
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 210,410.956   12.82       2,697,468
Access - 7% Solution (post April 2001)                                                59,805.081   12.75         762,515
Access  - Max 7 (post April 2001)                                                    102,390.142   12.62       1,292,164
ES II - Max 7 (post 2000), Generations - Max 7                                       367,449.857   13.16       4,835,640
Landmark - 7% Solution                                                               127,169.390   12.95       1,646,844
Access One                                                                               953.000   15.12          14,409
Value                                                                                113,467.340   14.51       1,646,411
                                                                                -----------------        ----------------
                                                                                  16,458,993.009            $223,101,377
                                                                                =================        ================

GCG TRUST MANAGED GLOBAL ADVISOR
Contracts in accumulation period:
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            3,121.056  $10.23         $31,928
ES II - Max 7 (post 2000), Generations - Max 7                                         1,726.583   10.23          17,663
                                                                                -----------------        ----------------
                                                                                       4,847.639                 $49,591
                                                                                =================        ================

GCG TRUST MID-CAP GROWTH
Currenlty payable annuity products:
DVA                                                                                    3,693.891  $16.62         $61,392
Contracts in accumulation period:
DVA 80                                                                                24,281.313   16.90         410,354
DVA                                                                                  658,498.563   16.62      10,944,247
DVA Series 100                                                                        11,781.116   16.14         190,147
DVA Plus - Standard (pre February 2000)                                              356,065.245   16.28       5,796,742
DVA Plus - Standard (post January 2000 & post 2000)                                  262,443.098   16.21       4,254,203

                                      148

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST MID-CAP GROWTH (CONTINUED)
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              5,485,147.242  $16.05     $88,036,613
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            3,084,371.759   16.01      49,380,792
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        3,781,797.316   15.88      60,054,941
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,067,107.577   15.81      16,870,971
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             844,739.953   15.74      13,296,207
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    4,651,809.596   15.68      72,940,374
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          911,394.113   15.61      14,226,862
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  2,356,960.176   15.55      36,650,731
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           2,751,560.359   15.42      42,429,061
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          1,307.595   15.35          20,072
Access - Annual Ratchet (post April 2001)                                             59,471.114   15.22         905,150
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 309,800.690   15.16       4,696,578
Access - 7% Solution (post April 2001)                                                60,108.378   15.10         907,637
Access  - Max 7 (post April 2001)                                                    106,351.561   14.97       1,592,083
ES II - Max 7 (post 2000), Generations - Max 7                                       511,368.087   15.48       7,915,978
Landmark - 7% Solution                                                               130,301.492   15.29       1,992,310
Granite PrimElite - Standard                                                           2,558.699   16.28          41,656
Granite PrimElite - Annual Ratchet                                                    24,641.442   16.05         395,495
Access One                                                                                53.000   17.32             918
Value                                                                                 90,271.530   16.76       1,512,951
                                                                                -----------------        ----------------
                                                                                  27,547,884.905            $435,524,465
                                                                                =================        ================


                                      149

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST MID-CAP GROWTH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  2,630.831   $9.77        $25,703
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               1,465.638    9.76         14,305
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           11,583.092    9.76        113,051
ES II - Max 7 (post 2000), Generations - Max 7                                        40,595.693    9.75        395,808
                                                                                -----------------        ---------------
                                                                                      56,275.254               $548,867
                                                                                =================        ===============

GCG TRUST REAL ESTATE
Currently payable annuity products:
DVA                                                                                    2,632.724  $29.64        $78,034
Contracts in accumulation period:
DVA 80                                                                                14,372.816   30.48        438,083
DVA                                                                                  294,492.593   29.64      8,728,760
DVA Series 100                                                                         6,317.688   28.21        178,222
DVA Plus - Standard (pre February 2000)                                               99,481.407   28.65      2,850,142
DVA Plus - Standard (post January 2000 & post 2000)                                   71,426.257   28.42      2,029,934
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,167,126.261   28.06     32,749,563
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              947,489.751   27.82     26,359,165
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          784,788.188   27.47     21,558,132
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        149,145.345   27.24      4,062,719
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             242,782.471   27.05      6,567,266

                                      150

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST REAL ESTATE (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      977,817.612  $26.86     $26,264,181
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          271,008.977   26.67       7,227,809
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    639,503.760   26.48      16,934,060
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             768,502.886   26.11      20,065,610
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            695.890   25.92          18,037
Access - Annual Ratchet (post April 2001)                                             28,955.148   25.56         740,094
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  77,757.492   25.38       1,973,485
Access - 7% Solution (post April 2001)                                                17,947.437   25.20         452,275
Access  - Max 7 (post April 2001)                                                     48,340.758   24.84       1,200,784
ES II - Max 7 (post 2000), Generations - Max 7                                       222,334.059   26.29       5,845,162
Landmark - 7% Solution                                                                33,005.212   25.74         849,554
Access One                                                                                74.000   31.80           2,353
Value                                                                                 15,433.848   30.06         463,941
                                                                                -----------------        ----------------
                                                                                   6,881,432.580            $187,637,365
                                                                                =================        ================

GCG TRUST REAL ESTATE ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 12,247.451   $9.61        $117,698
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               2,275.170    9.60          21,842
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            9,555.238    9.60          91,730
ES II - Max 7 (post 2000), Generations - Max 7                                         4,638.384    9.60          44,528
                                                                                -----------------        ----------------
                                                                                      28,716.243                $275,798
                                                                                =================        ================

GCG TRUST RESEARCH
Contracts in accumulation period:
DVA 80                                                                                 3,627.670  $15.91         $57,716
DVA                                                                                  162,961.471   15.64       2,548,717
DVA Series 100                                                                        13,646.311   15.19         207,287
DVA Plus - Standard (pre February 2000)                                              440,910.844   15.32       6,754,754
DVA Plus - Standard (post January 2000 & post 2000)                                  171,543.554   15.26       2,617,755

                                      151

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST RESEARCH (CONTINUED)
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              5,913,309.306  $15.14     $89,527,503
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            2,475,752.225   15.07      37,309,586
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        4,975,285.355   14.95      74,380,516
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        838,520.000   14.88      12,477,178
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             921,348.789   14.82      13,654,389
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    6,171,512.045   14.76      91,091,518
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          792,215.685   14.70      11,645,571
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  2,132,959.006   14.64      31,226,520
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           2,110,644.796   14.51      30,625,456
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          1,027.237   14.45          14,844
Access - Annual Ratchet (post April 2001)                                             52,293.527   14.33         749,366
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 215,282.859   14.27       3,072,086
Access - 7% Solution (post April 2001)                                                58,224.072   14.21         827,364
Access  - Max 7 (post April 2001)                                                     87,204.903   14.09       1,228,717
ES II - Max 7 (post 2000), Generations - Max 7                                       377,645.580   14.58       5,506,073
Landmark - 7% Solution                                                               131,250.673   14.39       1,888,697
Granite PrimElite - Standard                                                           2,602.459   15.32          39,870
Granite PrimElite - Annual Ratchet                                                    29,978.465   15.14         453,874
Value                                                                                 78,969.334   15.78       1,246,136
VA Option I                                                                           12,098.531   15.71         190,068
VA Option II                                                                           8,360.616   15.32         128,085

                                      152

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST RESEARCH (CONTINUED)
VA Option III                                                                          6,455.986  $15.13         $97,679
VA Bonus Option I                                                                     45,514.654   15.07         685,906
VA Bonus Option II                                                                    25,547.390   14.69         375,291
VA Bonus Option III                                                                   15,015.861   14.51         217,880
SmartDesign Advantage Option I                                                         3,982.031   14.16          56,386
SmartDesign Advantage Option II                                                          743.776   13.93          10,361
SmartDesign Advantage Option III                                                       8,243.250   13.75         113,345
                                                                                -----------------        ----------------
                                                                                  28,284,678.261            $421,026,494
                                                                                =================        ================

GCG TRUST RESEARCH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  3,274.243   $9.72         $31,826
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               2,960.691    9.71          28,748
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            5,729.442    9.71          55,633
ES II - Max 7 (post 2000), Generations - Max 7                                        21,658.874    9.70         210,091
                                                                                -----------------        ----------------
                                                                                      33,623.250                $326,298
                                                                                =================        ================

GCG TRUST SPECIAL SITUATIONS
Contracts in accumulation period:
DVA                                                                                    2,870.905   $6.13         $17,599
DVA Plus - Standard (pre February 2000)                                                6,734.067    6.10          41,078
DVA Plus - Standard (post January 2000 & post 2000)                                   65,939.323    6.09         401,570
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                464,522.134    6.08       2,824,295
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              610,059.047    6.07       3,703,058
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          162,394.418    6.06         984,110
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        123,276.130    6.05         745,821

                                      153

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST SPECIAL SITUATIONS (CONTINUED)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             246,923.594   $6.04     $1,491,419
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      327,689.607    6.04      1,979,245
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          292,321.465    6.03      1,762,698
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    401,444.438    6.02      2,416,696
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             520,898.404    6.01      3,130,599
Access - Annual Ratchet (post April 2001)                                             13,630.437    5.99         81,646
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  96,354.913    5.98        576,202
Access - 7% Solution (post April 2001)                                                 7,583.310    5.97         45,272
Access  - Max 7 (post April 2001)                                                     19,023.473    5.96        113,380
ES II - Max 7 (post 2000), Generations - Max 7                                       170,016.196    6.01      1,021,797
Landmark - 7% Solution                                                                70,820.281    5.99        424,213
Value                                                                                  6,471.533    6.15         39,800
                                                                                -----------------        ---------------
                                                                                   3,608,973.675            $21,800,498
                                                                                =================        ===============

GCG TRUST SPECIAL SITUATIONS ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  2,145.777   $9.63        $20,664
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            3,627.415    9.62         34,896
                                                                                -----------------        ---------------
                                                                                       5,773.192                $55,560
                                                                                =================        ===============

GCG TRUST STRATEGIC EQUITY
Currently payable annuity products:
DVA                                                                                   16,012.956  $10.19       $163,172
Contracts in accumulation period:
DVA 80                                                                                11,734.623   10.34        121,336
DVA                                                                                  134,063.017   10.19      1,366,102
DVA Series 100                                                                         6,136.461    9.93         60,935

                                      154

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST STRATEGIC EQUITY (CONTINUED)
DVA Plus - Standard (pre February 2000)                                            275,485.690   $10.01      $2,757,612
DVA Plus - Standard (post January 2000 & post 2000)                                126,033.889     9.97       1,256,558
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II -
  Standard (post 2000), Generations - Standard                                   2,906,118.345     9.91      28,799,633
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          1,870,964.685     9.86      18,447,712
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                      1,999,021.919     9.80      19,590,415
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      748,019.466     9.75       7,293,190
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           335,993.421     9.71       3,262,496
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
  2000),  Access - Max 5.5 (post January 2000),  DVA Plus - Annual Ratchet (post
  2000),  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February
  2000), Premium Plus - Annual Ratchet (post 2000), Premium Plus -
  Max 5.5 (post January 2000)                                                    2,578,304.124     9.68      24,957,984
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        398,841.111     9.64       3,844,828
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                1,196,567.061     9.61      11,499,009
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                         1,357,779.373     9.54      12,953,215
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          430.560     9.50           4,090
Access - Annual Ratchet (post April 2001)                                           22,031.797     9.43         207,760
Access - Max 5.5 (post April 2001), Landmark - Max 7                                63,802.164     9.40         599,740
Access - 7% Solution (post April 2001)                                              20,218.871     9.36         189,249
Access  - Max 7 (post April 2001)                                                   28,983.967     9.29         269,261
ES II - Max 7 (post 2000), Generations - Max 7                                     179,597.574     9.57       1,718,749
Landmark - 7% Solution                                                              24,833.591     9.47         235,174
Value                                                                               23,302.730    10.26         239,086
                                                                               ----------------         ----------------
                                                                                14,324,277.395             $139,837,306
                                                                               ================         ================


                                      155

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST STRATEGIC EQUITY ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II -
  Standard (post 2000), Generations - Standard                                       4,899.546    $9.65         $47,281
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             1,511.374     9.64          14,570
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          1,318.982     9.63          12,702
ES II - Max 7 (post 2000), Generations - Max 7                                         314.201     9.63           3,026
                                                                               ----------------         ----------------
                                                                                     8,044.103                  $77,579
                                                                               ================         ================

GCG TRUST TOTAL RETURN
Contracts in accumulation period:
DVA 80                                                                              16,067.433   $20.21        $324,723
DVA                                                                                206,393.471    19.88       4,103,102
DVA Series 100                                                                       3,973.499    19.31          76,728
DVA Plus - Standard (pre February 2000)                                            631,444.743    19.47      12,294,229
DVA Plus - Standard (post January 2000 & post 2000)                                447,612.150    19.39       8,679,200
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II -
  Standard (post 2000), Generations - Standard                                   9,138,044.633    19.23     175,724,598
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          4,962,122.568    19.15      95,024,647
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                      5,740,869.851    18.99     109,019,118
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      859,681.681    18.91      16,256,581
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard         1,672,476.623    18.83      31,492,735
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
  2000),  Access - Max 5.5 (post January 2000),  DVA Plus - Annual Ratchet (post
  2000),  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February
  2000), Premium Plus - Annual Ratchet (post 2000), Premium Plus -
  Max 5.5 (post January 2000)                                                    8,722,390.414    18.75     163,544,820

                                      156

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST TOTAL RETURN (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000),  Premium Plus - Max 5.5 (post 2000),  ES II - 7% Solution  (post 2000),
  Generations
  - 7% Solution                                                                        1,806,440.987  $18.68      $33,744,318
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             3,921,172.749   18.60       72,933,813
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                               4,012,552.154   18.44       73,991,462
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                             19,957.847   18.37          366,626
Access - Annual Ratchet (post April 2001)                                                108,560.173   18.21        1,976,881
Access - Max 5.5 (post April 2001), Landmark - Max 7                                     687,305.380   18.14       12,467,720
Access - 7% Solution (post April 2001)                                                   123,964.300   18.06        2,238,795
Access  - Max 7 (post April 2001)                                                        192,906.695   17.91        3,454,959
ES II - Max 7 (post 2000), Generations - Max 7                                           865,414.745   18.52       16,027,481
Landmark - 7% Solution                                                                   311,823.735   18.29        5,703,256
Granite PrimElite - Standard                                                               3,436.014   19.47           66,899
Granite PrimElite - Annual Ratchet                                                        24,501.483   19.23          471,164
Access One                                                                                   243.000   20.72            5,035
Value                                                                                    124,189.496   20.05        2,489,999
VA Option I                                                                              100,966.989   19.96        2,015,301
VA Option II                                                                              58,151.220   19.47        1,132,204
VA Option III                                                                             20,971.311   19.23          403,278
VA Bonus Option I                                                                        129,465.341   19.15        2,479,261
VA Bonus Option II                                                                       136,882.391   18.67        2,555,594
VA Bonus Option III                                                                       58,555.225   18.44        1,079,758
SmartDesign Advantage Option I                                                            19,792.659   18.00          356,268
SmartDesign Advantage Option II                                                            7,434.941   17.70          131,598
SmartDesign Advantage Option III                                                          13,605.955   17.48          237,832
Rollover Choice Option I                                                                  24,144.989   20.30          490,143
Rollover Choice Option II                                                                    414.379   19.96            8,271
                                                                                     ----------------        -----------------
                                                                                      45,173,931.224             $853,368,397
                                                                                     ================        =================

GCG TRUST TOTAL RETURN ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post 2000),
  Generations - Standard                                                                  14,499.387  $10.04         $145,574
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard  (post  January 2000 and post 2000),  ES II - Deferred  Ratchet (post
  2000),
  Generations - Deferred Ratchet                                                          19,781.090   10.04          198,602
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post 2000),
  Premium  Plus  - Max  5.5  (post  2000),  ES  II - 7%  Solution  (post  2000),
Generations
  - 7% Solution                                                                           42,679.276   10.03          428,073
ES II - Max 7 (post 2000), Generations - Max 7                                            18,244.240   10.03          182,990
                                                                                     ----------------        -----------------
                                                                                          95,203.993                 $955,239
                                                                                     ================        =================

                                      157

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST VALUE EQUITY
Currently payable annuity products:
DVA 80                                                                                   196.196  $15.72         $3,084
DVA                                                                                      625.357   15.47          9,674
Contracts in accumulation period:
DVA 80                                                                                14,757.269   15.72        231,984
DVA                                                                                  255,627.944   15.47      3,954,565
DVA Series 100                                                                        10,613.579   15.04        159,628
DVA Plus - Standard (pre February 2000)                                              263,973.651   15.18      4,007,120
DVA Plus - Standard (post January 2000 & post 2000)                                   87,727.524   15.10      1,324,686
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                    2,314,069.828   15.00     34,711,047
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,201,589.403   14.92     17,927,714
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        2,133,007.485   14.82     31,611,171
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        259,140.361   14.74      3,819,729
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             318,879.888   14.68      4,681,157
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    2,165,514.354   14.61     31,638,165
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          307,027.413   14.56      4,470,319
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                           923,702.340   14.50     13,393,684
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             983,702.944   14.38     14,145,648
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          5,517.456   14.32         79,010
Access - Annual Ratchet (post April 2001)                                             20,452.084   14.21        290,624
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 131,098.668   14.15      1,855,046

                                      158

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST VALUE EQUITY (CONTINUED)
Access - 7% Solution (post April 2001)                                                19,840.272  $14.09        $279,549
Access  - Max 7 (post April 2001)                                                     48,682.166   13.98         680,577
ES II - Max 7 (post 2000), Generations - Max 7                                       160,511.984   14.44       2,317,793
Landmark - 7% Solution                                                                56,537.908   14.27         806,796
Value                                                                                 12,716.963   15.59         198,257
VA Option I                                                                            5,697.794   15.53          88,487
VA Option II                                                                           6,030.913   15.16          91,429
VA Option III                                                                            701.727   14.97          10,505
VA Bonus Option I                                                                     13,323.533   14.91         198,654
VA Bonus Option II                                                                     7,148.366   14.56         104,080
VA Bonus Option III                                                                    7,163.305   14.38         103,008
SmartDesign Advantage Option I                                                         2,513.045   14.05          35,308
SmartDesign Advantage Option II                                                        1,441.150   13.82          19,917
SmartDesign Advantage Option III                                                         372.008   13.65           5,078
                                                                                -----------------        ----------------
                                                                                  11,739,904.878            $173,253,493
                                                                                =================        ================

GCG TRUST VALUE EQUITY ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  4,330.312   $9.63         $41,701
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            4,121.280    9.62          39,647
ES II - Max 7 (post 2000), Generations - Max 7                                         2,676.572    9.61          25,722
                                                                                -----------------        ----------------
                                                                                      11,128.164                $107,070
                                                                                =================        ================

GCG TRUST VAN KAMPEN GROWTH AND INCOME
Currently payable annuity products:
DVA 80                                                                                   487.525  $19.21          $9,365
DVA                                                                                    6,153.091   18.86         116,047
Contracts in accumulation period:
DVA 80                                                                                12,569.800   19.21         241,466
DVA                                                                                1,174,899.843   18.86      22,158,611
DVA Series 100                                                                        41,044.682   18.25         749,065
DVA Plus - Standard (pre February 2000)                                              802,103.676   18.45      14,798,813
DVA Plus - Standard (post January 2000 & post 2000)                                  212,478.908   18.34       3,896,863
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              6,183,620.626   18.19     112,480,059

                                      159

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST VAN KAMPEN GROWTH AND INCOME (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,951,606.925  $18.08     $35,285,053
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        6,933,408.861   17.94     124,385,355
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        478,279.632   17.83       8,527,726
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             835,107.303   17.75      14,823,155
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    7,350,027.957   17.67     129,874,994
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          616,372.946   17.58      10,835,836
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  1,678,850.979   17.50      29,379,892
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,920,555.207   17.34      33,302,427
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            834.783   17.26          14,408
Access - Annual Ratchet (post April 2001)                                             40,928.330   17.09         699,465
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 180,352.195   17.01       3,067,791
Access - 7% Solution (post April 2001)                                                38,925.362   16.93         659,006
Access  - Max 7 (post April 2001)                                                     69,527.951   16.77       1,165,984
ES II - Max 7 (post 2000), Generations - Max 7                                       274,359.681   17.42       4,779,346
Landmark - 7% Solution                                                               134,276.152   17.17       2,305,522
Access One                                                                                48.000   19.76             948
Value                                                                                 55,540.097   19.04       1,057,483
                                                                                -----------------        ----------------
                                                                                  30,992,360.512            $554,614,680
                                                                                =================        ================


                                      160

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST VAN KAMPEN GROWTH AND INCOME ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 42,614.234   $9.79       $417,193
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                1,609.802    9.79         15,760
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              10,565.924    9.78        103,335
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           20,751.329    9.78        202,948
ES II - Max 7 (post 2000), Generations - Max 7                                        25,611.638    9.78        250,482
                                                                                -----------------        ---------------
                                                                                     101,152.927               $989,718
                                                                                =================        ===============



AIM V.I. DENT DEMOGRAPHIC TRENDS
Contracts in accumulation period:
DVA Plus - Standard (pre February 2000)                                                1,885.585   $7.36        $13,878
DVA Plus - Standard (post January 2000 & post 2000)                                   25,365.346    7.35        186,435
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                218,093.842    7.34      1,600,809
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              226,139.250    7.34      1,659,862
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           43,073.626    7.33        315,730
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         25,792.732    7.32        188,803
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              95,004.921    7.32        695,436

                                      161

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

AIM V.I. DENT DEMOGRAPHIC TRENDS (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       94,533.265   $7.32      $691,983
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           76,298.756    7.31       557,744
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    144,579.250    7.31     1,056,874
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             237,697.824    7.30     1,735,194
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,380.753    7.29        17,356
Access - Annual Ratchet (post April 2001)                                             36,436.265    7.28       265,256
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  11,617.804    7.28        84,578
Access - 7% Solution (post April 2001)                                                 8,919.249    7.27        64,843
Access  - Max 7 (post April 2001)                                                    109,981.346    7.27       799,564
ES II - Max 7 (post 2000), Generations - Max 7                                       132,570.005    7.30       967,761
Landmark - 7% Solution                                                                20,619.001    7.29       150,313
VA Option I                                                                            2,751.497    7.38        20,306
VA Option II                                                                           1,639.386    7.36        12,066
VA Bonus Option I                                                                     10,729.473    7.34        78,754
VA Bonus Option II                                                                     4,182.723    7.31        30,576
VA Bonus Option III                                                                    7,735.578    7.30        56,470
SmartDesign Advantage Option I                                                         9,033.164    7.27        65,671
SmartDesign Advantage Option II                                                        2,133.782    7.25        15,470
SmartDesign Advantage Option III                                                         934.452    7.24         6,765
                                                                                -----------------        --------------
                                                                                   1,550,128.875           $11,338,497
                                                                                =================        ==============

AIM V.I. GROWTH
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          1,399.031   $7.00        $9,793
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      6,965.519    6.98        48,619
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            984.776    6.97         6,864
VA Option I                                                                           26,221.846    7.06       185,126
VA Option II                                                                          20,010.222    7.03       140,672
VA Option III                                                                          1,160.532    7.02         8,147
VA Bonus Option I                                                                     15,898.460    7.02       111,607
VA Bonus Option II                                                                    34,050.283    6.99       238,011

                                      162

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

AIM V.I. GROWTH (CONTINUED)
VA Bonus Option III                                                                       797.868    $6.98        $5,569
SmartDesign Advantage Option I                                                          9,991.085     6.95        69,438
SmartDesign Advantage Option II                                                         3,408.679     6.93        23,622
SmartDesign Advantage Option III                                                          148.669     6.92         1,029
                                                                                 -----------------         --------------
                                                                                      121,036.970               $848,497
                                                                                 =================         ==============

AIM V.I. CAPITAL APPRECIATION
Contracts in accumulation period:
Rollover Choice Option I                                                                3,701.273    $7.40       $27,389
                                                                                 -----------------         --------------
                                                                                        3,701.273                $27,389
                                                                                 =================         ==============

AIM V.I. CORE EQUITY
Contracts in accumulation period:
Rollover Choice Option I                                                                4,960.602    $8.26       $40,975
                                                                                 -----------------         --------------
                                                                                        4,960.602                $40,975
                                                                                 =================         ==============

AIM V.I. PREMIER EQUITY
Contracts in accumulation period:
Rollover Choice Option I                                                                6,113.296    $6.84       $41,815
Rollover Choice Option II                                                               5,600.805     6.82        38,197
                                                                                 -----------------         --------------
                                                                                       11,714.101                $80,012
                                                                                 =================         ==============

ALLIANCE BERNSTEIN VALUE
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                           5,317.948    $8.58       $45,628
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                              8,584.788     8.55        73,400
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                           5,498.975     8.53        46,906
VA Option I                                                                            53,589.426     8.66       464,084
VA Option II                                                                           41,567.535     8.62       358,312
VA Option III                                                                          16,435.620     8.60       141,346
VA Bonus Option I                                                                      69,917.676     8.60       601,292
VA Bonus Option II                                                                     71,475.693     8.56       611,832
VA Bonus Option III                                                                    17,783.469     8.54       151,871
SmartDesign Advantage Option I                                                         12,252.266     8.50       104,144
SmartDesign Advantage Option II                                                         6,907.718     8.48        58,577
SmartDesign Advantage Option III                                                        6,158.098     8.46        52,098
                                                                                 -----------------         --------------
                                                                                      315,489.212             $2,709,490
                                                                                 =================         ==============


                                      163

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ALLIANCE GROWTH AND INCOME
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         11,011.021    $7.33      $80,711
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             5,073.118     7.31       37,084
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,048.890     7.29       14,936
VA Option I                                                                          111,625.699     7.40      826,030
VA Option II                                                                         107,568.702     7.37      792,781
VA Option III                                                                         37,970.848     7.35      279,086
VA Bonus Option I                                                                    187,892.497     7.35    1,381,010
VA Bonus Option II                                                                   110,199.338     7.32      806,659
VA Bonus Option III                                                                   49,729.010     7.30      363,022
SmartDesign Advantage Option I                                                         7,581.492     7.27       55,117
SmartDesign Advantage Option II                                                       11,489.341     7.25       83,298
SmartDesign Advantage Option III                                                       1,624.503     7.23       11,745
                                                                                 ----------------         -------------
                                                                                     643,814.459            $4,731,479
                                                                                 ================         =============

ALLIANCE PREMIER GROWTH
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         18,699.611    $6.50     $121,547
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             4,096.233     6.48       26,544
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            242.415     6.47        1,568
VA Option I                                                                           41,282.713     6.56      270,815
VA Option II                                                                          87,298.365     6.54      570,931
VA Option III                                                                         21,482.259     6.52      140,064
VA Bonus Option I                                                                     48,076.653     6.52      313,460
VA Bonus Option II                                                                    63,675.099     6.49      413,251
VA Bonus Option III                                                                   13,118.794     6.47       84,879
SmartDesign Advantage Option I                                                        10,347.731     6.44       66,639
SmartDesign Advantage Option II                                                       10,463.152     6.43       67,278
SmartDesign Advantage Option III                                                       2,733.252     6.41       17,520
                                                                                 ----------------         -------------
                                                                                     321,516.277            $2,094,496
                                                                                 ================         =============




                                      164

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP GROWTH
Contracts in accumulation period:
DVA                                                                                    6,391.315    $6.41       $40,968
DVA Plus - Standard (pre February 2000)                                                9,787.230     6.39        62,540
DVA Plus - Standard (post January 2000 & post 2000)                                   14,326.050     6.38        91,400
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                      523,176.282     6.37     3,332,633
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              534,217.197     6.37     3,402,964
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          219,814.733     6.36     1,398,022
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         69,147.668     6.35       439,088
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             202,568.992     6.35     1,286,313
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      256,320.522     6.34     1,625,072
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          138,234.806     6.34       876,409
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                           244,585.622     6.33     1,548,227
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             473,546.962     6.33     2,997,552
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          7,612.918     6.32        48,114
Access - Annual Ratchet (post April 2001)                                              4,842.214     6.31        30,554
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 107,164.703     6.31       676,209
Access - 7% Solution (post April 2001)                                                72,400.853     6.30       456,125
Access  - Max 7 (post April 2001)                                                     13,477.384     6.29        84,773
ES II - Max 7 (post 2000), Generations - Max 7                                       147,714.687     6.33       935,034
Landmark - 7% Solution                                                                72,837.366     6.32       460,332
Value                                                                                 16,144.991     6.42       103,651
VA Option I                                                                          117,835.906     6.42       756,507

                                      165

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP GROWTH (CONTINUED)
VA Option II                                                                          41,737.349   $6.39       $266,702
VA Option III                                                                         15,098.206    6.37         96,176
VA Bonus Option I                                                                    156,999.146    6.37      1,000,085
VA Bonus Option II                                                                    74,614.341    6.34        473,055
VA Bonus Option III                                                                   53,634.764    6.32        338,972
SmartDesign Advantage Option I                                                        14,612.297    6.30         92,057
SmartDesign Advantage Option II                                                        8,816.847    6.28         55,370
SmartDesign Advantage Option III                                                       2,814.395    6.26         17,618
Rollover Choice Option I                                                              30,532.901    6.43        196,327
Rollover Choice Option II                                                              3,701.211    6.42         23,762
Rollover Choice Option III                                                               607.274    6.40          3,887
                                                                                 ----------------        ---------------
                                                                                   3,655,317.132            $23,216,498
                                                                                 ================        ===============

FIDELITY(R) VIP EQUITY-INCOME
Contracts in accumulation period:
DVA                                                                                    4,246.161   $7.88        $33,460
DVA Series 100                                                                           525.907    7.84          4,123
DVA Plus - Standard (pre February 2000)                                                5,651.143    7.85         44,361
DVA Plus - Standard (post January 2000 & post 2000)                                   37,470.212    7.85        294,141
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                      478,394.663    7.83      3,745,830
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              321,871.933    7.83      2,520,257
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          185,664.648    7.82      1,451,898
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         70,101.597    7.81        547,493
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             177,882.505    7.80      1,387,484
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      338,456.229    7.80      2,639,959

                                      166

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP EQUITY-INCOME (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          139,297.067   $7.79     $1,085,124
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                           178,751.984    7.79      1,392,478
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             250,947.059    7.78      1,952,368
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          9,459.360    7.77         73,499
Access - Annual Ratchet (post April 2001)                                             18,935.799    7.76        146,942
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  54,903.954    7.75        425,506
Access - 7% Solution (post April 2001)                                                46,318.279    7.75        358,967
Access  - Max 7 (post April 2001)                                                      7,498.006    7.74         58,035
ES II - Max 7 (post 2000), Generations - Max 7                                        70,753.511    7.78        550,462
Landmark - 7% Solution                                                                19,711.625    7.76        152,962
Value                                                                                  3,346.119    7.89         26,401
VA Option I                                                                          137,710.507    7.89      1,086,536
VA Option II                                                                          67,873.888    7.85        532,810
VA Option III                                                                         26,357.099    7.83        206,376
VA Bonus Option I                                                                    178,215.219    7.83      1,395,425
VA Bonus Option II                                                                   140,603.473    7.79      1,095,301
VA Bonus Option III                                                                   24,656.472    7.78        191,827
SmartDesign Advantage Option I                                                        15,527.727    7.74        120,185
SmartDesign Advantage Option II                                                       10,722.407    7.72         82,777
SmartDesign Advantage Option III                                                       7,831.391    7.70         60,302
Rollover Choice Option I                                                              21,033.949    7.91        166,379
Rollover Choice Option II                                                              2,414.475    7.89         19,050
Rollover Choice Option III                                                               748.840    7.87          5,893
                                                                                 ----------------        ---------------
                                                                                   3,053,883.208            $23,854,611
                                                                                 ================        ===============

FIDELITY(R) VIP CONTRAFUND(R)
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         10,193.484   $8.63        $87,970
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             8,870.371    8.60         76,285
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         19,392.267    8.58        166,386
VA Option I                                                                           86,387.123    8.71        752,432
VA Option II                                                                          77,060.412    8.67        668,114
VA Option III                                                                         17,280.541    8.65        149,477
VA Bonus Option I                                                                    141,706.160    8.64      1,224,341
VA Bonus Option II                                                                    80,927.058    8.61        696,782

                                      167

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP CONTRAFUND(R) (CONTINUED)
VA Bonus Option III                                                                    26,329.715    $8.59      $226,172
SmartDesign Advantage Option I                                                          5,170.226     8.55        44,205
SmartDesign Advantage Option II                                                        11,635.946     8.52        99,138
SmartDesign Advantage Option III                                                        5,478.254     8.50        46,565
Rollover Choice Option I                                                               18,394.766     8.73       160,586
Rollover Choice Option II                                                               4,124.316     8.71        35,923
Rollover Choice Option III                                                                537.961     8.69         4,675
                                                                                   ---------------         --------------
                                                                                      513,488.600             $4,439,051
                                                                                   ===============         ==============

FIDELITY(R) VIP OVERSEAS
Contracts in accumulation period:
Rollover Choice Option I                                                                1,171.175    $7.89        $9,241
                                                                                   ---------------         --------------
                                                                                        1,171.175                 $9,241
                                                                                   ===============         ==============

FRANKLIN SMALL CAP VALUE SECURITIES
Contracts in accumulation period:
Rollover Choice Option I                                                                1,802.105    $8.99       $16,201
Rollover Choice Option II                                                                 137.390     8.97         1,232
                                                                                   ---------------         --------------
                                                                                        1,939.495                $17,433
                                                                                   ===============         ==============

GREENWICH APPRECIATION
Contracts in accumulation period:
Granite PrimElite - Standard                                                              410.469   $14.02        $5,755
Granite PrimElite - Annual Ratchet                                                     42,037.067    13.88       583,474
                                                                                   ---------------         --------------
                                                                                       42,447.536               $589,229
                                                                                   ===============         ==============

GALAXY VIP ASSET ALLOCATION
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post 2000),
  Generations - Standard                                                               14,470.820    $8.15      $117,937
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                41,973.587     8.14       341,665
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February  2000) and 5.5% Solution  (pre February  2000),  ES II -
  5.5%
  Solution (post 2000)                                                                  4,092.860     8.11        33,193

                                      168

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GALAXY VIP ASSET ALLOCATION (CONTINUED)
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          7,686.299   $8.10        $62,259
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                        3,094.826    8.07         24,975
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             6,392.631    8.05         51,461
                                                                                 ----------------        ---------------
                                                                                      77,711.023               $631,490
                                                                                 ================        ===============

GALAXY VIP EQUITY
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        6,146.836   $6.57        $40,385
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               41,997.580    6.56        275,504
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                            9,438.274    6.54         61,726
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          2,533.499    6.53         16,544
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                        2,842.961    6.50         18,479
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             9,491.052    6.48         61,502
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                               2,067.330    6.46         13,355
                                                                                 ----------------        ---------------
                                                                                      74,517.532               $487,495
                                                                                 ================        ===============


                                      169

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GALAXY VIP GROWTH AND INCOME
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        4,973.536   $7.56        $37,600
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                6,935.812    7.55         52,365
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                            941.925    7.51          7,074
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                        2,055.178    7.49         15,393
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                               778.183    7.46          5,805
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                                 520.260    7.44          3,871
                                                                                 ----------------        ---------------
                                                                                      16,204.894               $122,108
                                                                                 ================        ===============

GALAXY VIP HIGH QUALITY BOND
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        3,333.820  $12.74        $42,473
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                2,441.177   12.72         31,052
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          1,264.887   12.65         16,001

                                      170

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GALAXY VIP HIGH QUALITY BOND (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                          261.886  $12.61         $3,302
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             2,995.152   12.57         37,649
                                                                                 ----------------        ---------------
                                                                                      10,296.922               $130,477
                                                                                 ================        ===============

GALAXY VIP SMALL COMPANY GROWTH
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        1,744.000   $8.69        $15,155
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                1,318.134    8.67         11,428
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                            1,508.000    8.65         13,044
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                            506.975    8.63          4,375
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             1,382.134    8.57         11,845
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                                  98.104    8.55            839
                                                                                 ----------------        ---------------
                                                                                       6,557.347                $56,686
                                                                                 ================        ===============

ING GET FUND - SERIES N
Contracts in accumulation period:
VA Option I                                                                          390,804.171  $10.10     $3,947,122
VA Option II                                                                         213,031.411   10.05      2,140,966
VA Option III                                                                        117,577.827   10.03      1,179,306
VA Bonus Option I                                                                    972,908.364   10.02      9,748,542
VA Bonus Option II                                                                   682,003.499    9.98      6,806,395
VA Bonus Option III                                                                  485,961.261    9.96      4,840,174
                                                                                 ----------------        ---------------
                                                                                   2,862,286.533            $28,662,505
                                                                                 ================        ===============


                                      171

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING GET FUND - SERIES P
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         67,854.231   $9.93        $673,793
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                     10,497.941    9.91         104,035
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,684.163    9.89          36,436
VA Option I                                                                        1,705,435.036   10.02      17,088,459
VA Option II                                                                         972,549.749    9.98       9,706,046
VA Option III                                                                        401,541.204    9.96       3,999,350
VA Bonus Option I                                                                  5,315,976.104    9.95      52,893,962
VA Bonus Option II                                                                 3,474,689.314    9.91      34,434,171
VA Bonus Option III                                                                2,205,103.224    9.89      21,808,471
SmartDesign Advantage Option I                                                       108,591.586    9.86       1,070,713
SmartDesign Advantage Option II                                                       35,661.831    9.83         350,556
SmartDesign Advantage Option III                                                      26,860.854    9.81         263,505
                                                                                -----------------        ----------------
                                                                                  14,328,445.237            $142,429,497
                                                                                =================        ================

ING GET FUND - SERIES Q
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        562,383.289  $10.03      $5,640,704
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    284,409.580   10.01       2,846,940
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         83,909.189    9.99         838,253
VA Option I                                                                        1,999,208.942   10.10      20,192,010
VA Option II                                                                       1,409,733.467   10.07      14,196,016
VA Option III                                                                        491,168.651   10.05       4,936,245
VA Bonus Option I                                                                  4,783,644.544   10.04      48,027,791
VA Bonus Option II                                                                 3,845,316.589   10.01      38,491,619
VA Bonus Option III                                                                1,887,729.911   10.00      18,877,299
SmartDesign Advantage Option I                                                     1,028,249.267    9.97      10,251,645
SmartDesign Advantage Option II                                                      217,938.548    9.94       2,166,309
SmartDesign Advantage Option III                                                     253,781.731    9.93       2,520,053
Rollover Choice Option I                                                               2,541.246   10.12          25,717
Rollover Choice Option II                                                              4,941.125   10.10          49,905
                                                                                -----------------        ----------------
                                                                                  16,854,956.079            $169,060,506
                                                                                =================        ================


                                      172

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING GET FUND - SERIES R
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,074,925.572  $10.09     $10,845,999
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    257,403.873   10.07       2,592,057
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                        115,167.896   10.06       1,158,589
VA Option I                                                                        2,104,589.356   10.14      21,340,536
VA Option II                                                                         988,297.070   10.12      10,001,566
VA Option III                                                                        506,820.458   10.10       5,118,887
VA Bonus Option I                                                                  4,259,757.948   10.10      43,023,555
VA Bonus Option II                                                                 3,262,756.657   10.08      32,888,587
VA Bonus Option III                                                                1,891,866.395   10.06      19,032,176
SmartDesign Advantage Option I                                                     1,141,597.398   10.04      11,461,638
SmartDesign Advantage Option II                                                      716,661.831   10.02       7,180,952
SmartDesign Advantage Option III                                                     566,849.087   10.01       5,674,159
Rollover Choice Option I                                                              19,740.797   10.16         200,566
Rollover Choice Option II                                                              4,164.678   10.14          42,230
                                                                                -----------------        ----------------
                                                                                  16,910,599.016            $170,561,497
                                                                                =================        ================

ING GET FUND - SERIES S
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,272,002.001  $10.03     $12,758,180
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    714,136.233   10.02       7,155,645
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                        253,670.431   10.01       2,539,241
VA Option I                                                                        2,645,718.489   10.07      26,642,385
VA Option II                                                                       1,006,108.528   10.05      10,111,391
VA Option III                                                                        531,316.937   10.04       5,334,422
VA Bonus Option I                                                                  5,903,407.361   10.04      59,270,210
VA Bonus Option II                                                                 3,536,752.857   10.02      35,438,264
VA Bonus Option III                                                                2,276,351.650   10.01      22,786,280
SmartDesign Advantage Option I                                                     1,993,960.945   10.00      19,939,609
SmartDesign Advantage Option II                                                    1,229,819.186    9.99      12,285,894
SmartDesign Advantage Option III                                                     467,734.302    9.98       4,667,988
Rollover Choice Option I                                                              31,718.983   10.08         319,727
Rollover Choice Option II                                                              4,790.846   10.07          48,244
                                                                                -----------------        ----------------
                                                                                  21,867,488.749            $219,297,480
                                                                                =================        ================


                                      173

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING GET FUND - SERIES T
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 50,400.668  $10.08        $508,039
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,558,991.778   10.07      15,699,047
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              19,504.482   10.07         196,410
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          171,909.156   10.06       1,729,406
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    508,430.836   10.06       5,114,814
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                        402,293.548   10.06       4,047,073
ES II - Max 7 (post 2000), Generations - Max 7                                        95,839.486   10.06         964,145
VA Option I                                                                        2,265,324.445   10.09      22,857,124
VA Option II                                                                         986,184.393   10.08       9,940,739
VA Option III                                                                        395,886.131   10.08       3,990,532
VA Bonus Option I                                                                  6,903,091.797   10.07      69,514,134
VA Bonus Option II                                                                 3,462,362.180   10.06      34,831,364
VA Bonus Option III                                                                2,223,311.868   10.06      22,366,517
SmartDesign Advantage Option I                                                     2,313,192.394   10.05      23,247,584
SmartDesign Advantage Option II                                                    1,164,309.907   10.04      11,689,671
SmartDesign Advantage Option III                                                   1,014,350.218   10.04      10,184,076
Rollover Choice Option I                                                             105,907.907   10.10       1,069,670
Rollover Choice Option II                                                              1,397.340   10.09          14,099
                                                                                -----------------        ----------------
                                                                                  23,642,688.533            $237,964,444
                                                                                =================        ================

ING GET FUND - SERIES U
Contracts in accumulation period:
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      1,187.025  $10.00         $11,870
VA Option I                                                                            1,571.485   10.00          15,715
VA Option II                                                                           6,507.823   10.00          65,078
VA Option III                                                                          1,409.047   10.00          14,090
VA Bonus Option I                                                                     36,166.923   10.00         361,669
VA Bonus Option II                                                                     8,169.053   10.00          81,691
SmartDesign Advantage Option I                                                         3,233.024    9.99          32,298
Rollover Choice Option I                                                              46,529.254   10.00         465,293
                                                                                -----------------        ----------------
                                                                                     104,773.634              $1,047,704
                                                                                =================        ================


                                      174

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING ALGER GROWTH
Contracts in accumulation period:
Rollover Choice Option I                                                               5,955.720   $6.56        $39,070
                                                                                -----------------        ---------------
                                                                                       5,955.720                $39,070
                                                                                =================        ===============

ING AMERICAN CENTURY SMALL CAP VALUE
Contracts in accumulation period:
Rollover Choice Option II                                                                215.415   $8.10         $1,745
                                                                                -----------------        ---------------
                                                                                         215.415                 $1,745
                                                                                =================        ===============

ING J.P. MORGAN MID CAP VALUE
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          1,313.035   $9.15        $12,014
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                        105.865    9.14            968
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            279.120    9.13          2,548
VA Option I                                                                            7,703.109    9.19         70,792
VA Option II                                                                             325.073    9.17          2,981
VA Option III                                                                            871.507    9.16          7,983
VA Bonus Option I                                                                     12,516.020    9.16        114,647
VA Bonus Option II                                                                     6,147.437    9.14         56,188
VA Bonus Option III                                                                    2,029.335    9.13         18,528
SmartDesign Advantage Option I                                                           525.395    9.11          4,786
SmartDesign Advantage Option II                                                          500.283    9.10          4,553
SmartDesign Advantage Option III                                                         525.629    9.09          4,778
                                                                                -----------------        ---------------
                                                                                      32,841.808               $300,766
                                                                                =================        ===============

ING MFS(R)  CAPITAL  OPPORTUNITIES  (INITIAL  CLASS)
Contracts in  accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          9,202.920   $6.12        $56,322
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      1,495.904    6.10          9,125
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          6,820.488    6.08         41,469
VA Option I                                                                           24,402.739    6.18        150,809
VA Option II                                                                          24,352.603    6.15        149,769
VA Option III                                                                          9,183.824    6.13         56,297
VA Bonus Option I                                                                     51,742.510    6.13        317,182

                                      175

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING MFS(R) CAPITAL OPPORTUNITIES (INITIAL CLASS) (CONTINUED)
VA Bonus Option II                                                                  45,652.230     $6.10      $278,479
VA Bonus Option III                                                                 27,827.914      6.09       169,472
SmartDesign Advantage Option I                                                       7,426.711      6.06        45,006
SmartDesign Advantage Option II                                                        949.187      6.04         5,733
                                                                                ---------------          --------------
                                                                                   209,057.030              $1,279,663
                                                                                ===============          ==============

ING MFS(R)  CAPITAL  OPPORTUNITIES  (SERVICE  CLASS)
Contracts in  accumulation period:
Rollover Choice Option I                                                            10,569.482     $6.85       $72,401
                                                                                ---------------          --------------
                                                                                    10,569.482                 $72,401
                                                                                ===============          ==============

ING MFS(R) GLOBAL GROWTH
Contracts in accumulation period:
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      110.304     $8.29          $914
VA Option I                                                                          1,482.246      8.34        12,362
VA Option II                                                                         1,343.372      8.32        11,177
VA Bonus Option I                                                                    4,797.670      8.31        39,869
VA Bonus Option II                                                                     295.240      8.29         2,448
VA Bonus Option III                                                                    192.981      8.28         1,598
SmartDesign Advantage Option I                                                         595.582      8.27         4,925
Rollover Choice Option I                                                               222.879      8.35         1,861
                                                                                ---------------          --------------
                                                                                     9,040.274                 $75,154
                                                                                ===============          ==============

ING OPCAP BALANCED VALUE
Contracts in accumulation period:
Rollover Choice Option I                                                            16,208.427     $7.80      $126,426
                                                                                ---------------          --------------
                                                                                    16,208.427                $126,426
                                                                                ===============          ==============

ING PIMCO TOTAL RETURN
Contracts in accumulation period:
Rollover Choice Option I                                                            55,182.425    $10.75      $593,211
                                                                                ---------------          --------------
                                                                                    55,182.425                $593,211
                                                                                ===============          ==============

ING SALOMON BROS. CAPITAL
Contracts in accumulation period:
Rollover Choice Option I                                                             1,231.608     $7.41        $9,126
                                                                                ---------------          --------------
                                                                                     1,231.608                  $9,126
                                                                                ===============          ==============

ING SALOMON BROS. INVESTORS VALUE
Contracts in accumulation period:
Rollover Choice Option I                                                               487.219     $7.61        $3,708
                                                                                ---------------          --------------
                                                                                       487.219                  $3,708
                                                                                ===============          ==============

                                      176

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING SCUDDER INTERNATIONAL GROWTH
Contracts in accumulation period:
Rollover Choice Option I                                                               534.407    $8.14          $4,350
Rollover Choice Option II                                                              385.164     8.13           3,131
                                                                                ---------------         ----------------
                                                                                       919.571                   $7,481
                                                                                ===============         ================

ING T. ROWE PRICE GROWTH EQUITY
Rollover Choice Option I                                                            18,694.132    $7.52        $140,580
Rollover Choice Option II                                                              390.902     7.51           2,936
                                                                                ---------------         ----------------
                                                                                    19,085.034                 $143,516
                                                                                ===============         ================

ING UBS TACTICAL ASSET ALLOCATION
Contracts in accumulation period:
Rollover Choice Option I                                                               297.448    $7.54          $2,243
                                                                                ---------------         ----------------
                                                                                       297.448                   $2,243
                                                                                ===============         ================

ING VAN KAMPEN COMSTOCK
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                               28,765.909    $8.30        $238,757
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              2,563.257     8.30          21,275
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        4,117.380     8.29          34,133
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               283.320     8.29           2,349
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         29,823.131     8.28         246,936
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    1,649.302     8.28          13,656
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                        4,188.813     8.27          34,641
ES II - Max 7 (post 2000), Generations - Max 7                                     105,532.227     8.27         872,752
VA Option I                                                                          6,159.801     8.32          51,250
VA Option II                                                                         4,430.488     8.31          36,817
VA Option III                                                                          109.415     8.30             908
VA Bonus Option I                                                                    5,134.250     8.30          42,614
VA Bonus Option II                                                                   6,396.200     8.28          52,961
VA Bonus Option III                                                                  2,101.826     8.27          17,382

                                      177

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VAN KAMPEN COMSTOCK (CONTINUED)
SmartDesign Advantage Option I                                                         1,514.971    $8.25        $12,499
SmartDesign Advantage Option II                                                        2,191.557     8.24         18,058
Rollover Choice Option I                                                               4,737.926     8.34         39,514
                                                                                -----------------         ---------------
                                                                                     209,699.773              $1,736,502
                                                                                =================         ===============

ING VP WORLDWIDE GROWTH
Contracts in accumulation period:
DVA                                                                                    5,517.312    $5.26        $29,021
DVA Plus - Standard (pre February 2000)                                               12,358.456     5.23         64,635
DVA Plus - Standard (post January 2000 & post 2000)                                   49,480.801     5.22        258,290
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                467,246.705     5.21      2,434,355
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              859,281.375     5.20      4,468,263
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          142,057.864     5.19        737,280
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        116,508.310     5.18        603,513
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             322,466.194     5.17      1,667,150
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      361,646.549     5.16      1,866,096
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          349,870.710     5.16      1,805,333
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    598,427.686     5.15      3,081,903
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,083,707.075     5.14      5,570,254
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          1,003.284     5.13          5,147
Access - Annual Ratchet (post April 2001)                                             39,020.638     5.12        199,786

                                      178

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP WORLDWIDE GROWTH (CONTINUED)
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 138,853.238   $5.11       $709,540
Access - 7% Solution (post April 2001)                                                57,393.340    5.10        292,706
Access  - Max 7 (post April 2001)                                                     78,477.936    5.09        399,453
ES II - Max 7 (post 2000), Generations - Max 7                                       382,518.737    5.14      1,966,146
Landmark - 7% Solution                                                               100,549.031    5.12        514,811
Value                                                                                 31,341.713    5.28        165,484
VA Option I                                                                           13,906.179    5.27         73,286
VA Option II                                                                          22,034.369    5.23        115,240
VA Option III                                                                          3,808.449    5.21         19,842
VA Bonus Option I                                                                     25,910.251    5.20        134,733
VA Bonus Option II                                                                    20,896.200    5.16        107,824
VA Bonus Option III                                                                    6,582.348    5.14         33,833
SmartDesign Advantage Option I                                                         5,942.421    5.10         30,306
SmartDesign Advantage Option II                                                          819.595    5.07          4,155
SmartDesign Advantage Option III                                                       1,408.659    5.05          7,114
                                                                                -----------------        ---------------
                                                                                   5,299,035.425            $27,365,499
                                                                                =================        ===============

ING VP BOND
Contracts in accumulation period:
DVA 80                                                                                 5,835.705  $10.69        $62,384
DVA                                                                                    1,384.830   10.67         14,776
DVA Series 100                                                                           460.852   10.65          4,908
DVA Plus - Standard (pre February 2000)                                               13,699.520   10.65        145,900
DVA Plus - Standard (post January 2000 & post 2000)                                   65,448.385   10.65        697,025
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                719,278.721   10.64      7,653,126
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              665,314.190   10.64      7,078,943
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          290,354.137   10.63      3,086,464
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         48,128.304   10.63        511,604
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              88,274.683   10.63        938,360

                                      179

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP BOND (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      707,083.140   $10.62    $7,509,223
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          218,866.859    10.62     2,324,366
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                           616,916.853    10.62     6,551,657
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             456,890.838    10.61     4,847,612
Access - Annual Ratchet (post April 2001)                                              9,276.800    10.60        98,334
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  20,543.142    10.59       217,552
Access - 7% Solution (post April 2001)                                                45,161.920    10.59       478,265
Access  - Max 7 (post April 2001)                                                     93,174.370    10.58       985,785
ES II - Max 7 (post 2000), Generations - Max 7                                       564,471.057    10.61     5,989,038
Landmark - 7% Solution                                                                16,610.577    10.60       176,072
Value                                                                                 21,077.526    10.68       225,108
                                                                                 ----------------         --------------
                                                                                   4,668,252.409            $49,596,502
                                                                                 ================         ==============

ING VP GROWTH
Contracts in accumulation period:
Rollover Choice Option I                                                               6,569.234    $6.94       $45,590
                                                                                 ----------------         --------------
                                                                                       6,569.234                $45,590
                                                                                 ================         ==============

ING VP INDEX PLUS LARGECAP
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         12,557.733    $7.21       $90,541
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             6,179.958     7.19        44,434
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,963.889     7.18        28,461
VA Option I                                                                          141,983.350     7.28     1,033,639
VA Option II                                                                          46,368.062     7.25       336,168
VA Option III                                                                         34,433.300     7.24       249,297
VA Bonus Option I                                                                    224,198.353     7.23     1,620,954
VA Bonus Option II                                                                    35,518.020     7.20       255,730
VA Bonus Option III                                                                   26,792.477     7.18       192,370
SmartDesign Advantage Option I                                                        10,195.872     7.15        72,900
SmartDesign Advantage Option II                                                        8,441.439     7.13        60,187

                                      180

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP INDEX PLUS LARGECAP (CONTINUED)
SmartDesign Advantage Option III                                                       8,987.585    $7.11       $63,902
Rollover Choice Option I                                                              71,089.664     7.31       519,665
Rollover Choice Option II                                                              2,369.346     7.28        17,249
Rollover Choice Option III                                                               564.067     7.27         4,101
                                                                                 ----------------         --------------
                                                                                     633,643.115             $4,589,598
                                                                                 ================         ==============

ING VP INDEX PLUS MIDCAP
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         13,930.296    $8.53      $118,825
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             7,367.210     8.51        62,695
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         19,361.288     8.49       164,377
VA Option I                                                                          133,786.073     8.61     1,151,898
VA Option II                                                                          61,372.138     8.58       526,573
VA Option III                                                                         19,210.554     8.56       164,442
VA Bonus Option I                                                                    177,302.397     8.55     1,515,935
VA Bonus Option II                                                                    94,503.966     8.51       804,229
VA Bonus Option III                                                                   97,939.999     8.49       831,511
SmartDesign Advantage Option I                                                        11,177.803     8.46        94,564
SmartDesign Advantage Option II                                                       10,167.267     8.43        85,710
SmartDesign Advantage Option III                                                      17,384.130     8.41       146,201
Rollover Choice Option I                                                              22,538.459     8.64       194,732
Rollover Choice Option II                                                              5,073.425     8.61        43,682
Rollover Choice Option III                                                               480.800     8.59         4,130
                                                                                 ----------------         --------------
                                                                                     691,595.805             $5,909,504
                                                                                 ================         ==============

ING VP INDEX PLUS SMALLCAP
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         24,464.385    $8.59      $210,149
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             3,622.813     8.57        31,048
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,254.460     8.55        27,826
VA Option I                                                                           97,303.653     8.67       843,623
VA Option II                                                                          45,701.551     8.64       394,861
VA Option III                                                                          8,401.252     8.62        72,419
VA Bonus Option I                                                                    119,426.433     8.61     1,028,262
VA Bonus Option II                                                                    50,587.854     8.57       433,538

                                      181

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP INDEX PLUS SMALLCAP (CONTINUED)
VA Bonus Option III                                                                    69,820.561    $8.55      $596,966
SmartDesign Advantage Option I                                                          5,086.437     8.52        43,336
SmartDesign Advantage Option II                                                         9,017.544     8.49        76,559
SmartDesign Advantage Option III                                                        9,049.582     8.47        76,650
Rollover Choice Option I                                                               18,191.748     8.70       158,268
Rollover Choice Option II                                                               1,382.428     8.68        11,999
                                                                                  ----------------         --------------
                                                                                      465,310.701             $4,005,504
                                                                                  ================         ==============

ING VP SMALL COMPANY
Contracts in accumulation period:
Rollover Choice Option I                                                               16,504.399    $7.56      $124,773
Rollover Choice Option II                                                               4,207.514     7.54        31,725
                                                                                  ----------------         --------------
                                                                                       20,711.913               $156,498
                                                                                  ================         ==============

ING VP VALUE OPPORTUNITY
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post January
  2000 and post 2000)                                                                   1,312.844    $6.55        $8,599
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                              1,588.561     6.53        10,373
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                           2,346.537     6.52        15,299
VA Option I                                                                            31,204.909     6.62       206,576
VA Option II                                                                           13,742.756     6.59        90,565
VA Option III                                                                           4,227.538     6.57        27,775
VA Bonus Option I                                                                      32,953.774     6.57       216,506
VA Bonus Option II                                                                     28,741.641     6.54       187,970
VA Bonus Option III                                                                     7,083.223     6.52        46,183
SmartDesign Advantage Option I                                                         17,731.744     6.49       115,079
SmartDesign Advantage Option II                                                         1,235.020     6.47         7,991
SmartDesign Advantage Option III                                                       14,687.082     6.46        94,879
Rollover Choice Option I                                                                8,766.617     6.63        58,123
                                                                                  ----------------         --------------
                                                                                      165,622.247             $1,085,918
                                                                                  ================         ==============

ING VP CONVERTIBLE
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post January
  2000 and post 2000)                                                                   1,417.757    $9.61       $13,625
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                                571.190     9.58         5,472

                                       182

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP CONVERTIBLE (CONTINUED)
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         2,962.680    $9.56       $28,323
VA Option I                                                                          27,864.868     9.70       270,289
VA Option II                                                                         23,212.677     9.66       224,234
VA Bonus Option I                                                                    24,891.586     9.63       239,706
VA Bonus Option II                                                                   16,097.635     9.59       154,376
VA Bonus Option III                                                                   1,293.425     9.57        12,378
SmartDesign Advantage Option I                                                        3,125.116     9.52        29,751
SmartDesign Advantage Option II                                                       5,397.937     9.50        51,280
SmartDesign Advantage Option III                                                        522.665     9.48         4,955
                                                                               -----------------         --------------
                                                                                    107,357.536             $1,034,389
                                                                               =================         ==============
ING VP GROWTH OPPORTUNITIES
Contracts in accumulation period:
DVA                                                                                     508.000    $5.30        $2,692
DVA Plus - Standard (pre February 2000)                                                 589.526     5.27         3,107
DVA Plus - Standard (post January 2000 & post 2000)                                  11,903.518     5.27        62,732
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II -
  Standard (post 2000), Generations - Standard                                      143,306.638     5.26       753,793
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                             297,926.064     5.26     1,567,091
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                         134,511.899     5.25       706,187
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        30,250.239     5.24       158,511
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            157,970.166     5.24       827,764
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
  2000),  Access - Max 5.5 (post January 2000),  DVA Plus - Annual Ratchet (post
  2000),  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February
  2000), Premium Plus - Annual Ratchet (post 2000), Premium Plus -
  Max 5.5 (post January 2000)                                                       151,542.584     5.23       792,568
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         149,494.282     5.23       781,855
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                   178,992.222     5.23       936,129

                                      183

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP GROWTH OPPORTUNITIES (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             355,700.276    $5.22    $1,856,755
Access - Annual Ratchet (post April 2001)                                              4,918.441     5.20        25,576
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  68,490.561     5.20       356,151
Access - 7% Solution (post April 2001)                                                11,587.039     5.19        60,137
Access  - Max 7 (post April 2001)                                                     49,552.666     5.19       257,178
ES II - Max 7 (post 2000), Generations - Max 7                                       109,759.285     5.22       572,943
Landmark - 7% Solution                                                                34,246.496     5.21       178,424
Value                                                                                  1,365.563     5.31         7,251
Rollover Choice Option I                                                               2,754.175     5.32        14,652
                                                                                 ----------------         --------------
                                                                                   1,895,369.640             $9,921,496
                                                                                 ================         ==============

ING VP INTERNATIONAL VALUE
Contracts in accumulation period:
Rollover Choice Option I                                                               4,649.081    $8.47       $39,378
Rollover Choice Option II                                                                288.667     8.45         2,439
                                                                                 ----------------         --------------
                                                                                       4,937.748                $41,817
                                                                                 ================         ==============

ING VP LARGE COMPANY VALUE
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          6,796.009    $7.95       $54,028
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                               888.555     7.93         7,046
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,895.920     7.91        22,907
VA Option I                                                                           31,277.430     8.03       251,158
VA Option II                                                                          18,070.271     7.99       144,381
VA Option III                                                                         14,141.043     7.98       112,846
VA Bonus Option I                                                                     26,066.797     7.97       207,752
VA Bonus Option II                                                                    10,660.289     7.93        84,536
VA Bonus Option III                                                                    4,544.920     7.92        35,996
SmartDesign Advantage Option I                                                         3,927.934     7.88        30,952
SmartDesign Advantage Option II                                                           80.251     7.86           631
SmartDesign Advantage Option III                                                         727.650     7.84         5,705
                                                                                 ----------------         --------------
                                                                                     120,077.069               $957,938
                                                                                 ================         ==============

ING VP LARGECAP GROWTH
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          4,324.788    $6.15       $26,597

                                      184

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP LARGECAP GROWTH (CONTINUED)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                               148.376    $6.13          $910
VA Option I                                                                           17,334.479     6.21       107,647
VA Option II                                                                          31,441.028     6.18       194,306
VA Option III                                                                          7,410.080     6.17        45,720
VA Bonus Option I                                                                     41,753.715     6.16       257,203
VA Bonus Option II                                                                    42,851.444     6.14       263,108
VA Bonus Option III                                                                   11,187.257     6.12        68,466
SmartDesign Advantage Option I                                                         4,073.044     6.10        24,846
SmartDesign Advantage Option II                                                        1,059.501     6.08         6,442
SmartDesign Advantage Option III                                                       1,693.678     6.06        10,264
                                                                                 ----------------         --------------
                                                                                     163,277.390             $1,005,509
                                                                                 ================         ==============

ING VP MAGNACAP
Contracts in accumulation period:
DVA                                                                                    6,555.686   $7.15        $46,873
DVA Plus - Standard (pre February 2000)                                                6,549.431    7.12         46,632
DVA Plus - Standard (post January 2000 & post 2000)                                   10,551.443    7.11         75,021
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                211,733.236    7.10      1,503,306
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              307,643.277    7.10      2,184,267
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           20,061.852    7.08        142,038
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         17,210.413    7.08        121,850
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             153,013.266    7.07      1,081,804
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      125,575.174    7.07        887,816
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          102,496.200    7.06        723,623

                                      185

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP MAGNACAP (CONTINUED)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    190,988.256   $7.05     $1,346,467
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             295,511.233    7.04      2,080,399
Access - Annual Ratchet (post April 2001)                                             18,131.585    7.02        127,284
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  41,228.581    7.02        289,425
Access - 7% Solution (post April 2001)                                                12,375.694    7.01         86,754
Access  - Max 7 (post April 2001)                                                     27,970.406    7.00        195,793
ES II - Max 7 (post 2000), Generations - Max 7                                       108,901.970    7.05        767,759
Landmark - 7% Solution                                                                31,708.981    7.03        222,914
Value                                                                                  4,070.367    7.16         29,144
VA Option I                                                                           20,708.864    7.16        148,275
VA Option II                                                                             284.124    7.12          2,023
VA Option III                                                                            630.457    7.10          4,476
VA Bonus Option I                                                                     19,500.998    7.10        138,457
VA Bonus Option II                                                                     6,930.236    7.06         48,927
VA Bonus Option III                                                                    3,957.580    7.04         27,861
SmartDesign Advantage Option I                                                         1,471.448    7.01         10,315
                                                                                -----------------        ---------------
                                                                                   1,745,760.759            $12,339,503
                                                                                =================        ===============

ING VP MIDCAP OPPORTUNITIES
Contracts in accumulation period:
Rollover Choice Option I                                                               1,699.815   $7.24        $12,307
                                                                                -----------------        ---------------
                                                                                       1,699.815                $12,307
                                                                                =================        ===============

ING VP SMALLCAP OPPORTUNITIES
Contracts in accumulation period:
DVA                                                                                    7,081.683   $4.65        $32,930
DVA Plus - Standard (pre February 2000)                                                4,958.507    4.63         22,958
DVA Plus - Standard (post January 2000 & post 2000)                                   59,275.642    4.63        274,446
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                774,556.649    4.62      3,578,452
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,042,745.581    4.62      4,817,485
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          139,362.310    4.61        642,460


                                      186

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP SMALLCAP OPPORTUNITIES (CONTINUED)
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         48,062.812   $4.61       $221,570
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             563,708.902    4.60      2,593,061
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      483,572.111    4.60      2,224,432
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          454,391.883    4.59      2,085,659
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    696,664.441    4.59      3,197,690
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,196,796.823    4.58      5,481,329
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            345.077    4.58          1,580
Access - Annual Ratchet (post April 2001)                                             54,432.709    4.57        248,757
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 249,713.741    4.57      1,141,192
Access - 7% Solution (post April 2001)                                                46,045.780    4.56        209,969
Access  - Max 7 (post April 2001)                                                    177,134.824    4.55        805,963
ES II - Max 7 (post 2000), Generations - Max 7                                       374,677.088    4.59      1,719,768
Landmark - 7% Solution                                                               117,675.900    4.57        537,779
Value                                                                                 58,728.870    4.66        273,677
Rollover Choice Option I                                                               3,071.070    4.67         14,342
                                                                                -----------------        ---------------
                                                                                   6,553,002.403            $30,125,499
                                                                                =================        ===============

INVESCO VIF - FINANCIAL SERVICES
Contracts in accumulation period:
DVA                                                                                      406.061   $7.90         $3,208
DVA Series 100                                                                           670.845    7.86          5,273
DVA Plus - Standard (pre February 2000)                                                5,407.333    7.88         42,610
DVA Plus - Standard (post January 2000 & post 2000)                                   19,155.514    7.87        150,754
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                584,089.237    7.86      4,590,941
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              491,868.834    7.85      3,861,170

                                      187

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

INVESCO VIF - FINANCIAL SERVICES (CONTINUED)
DVA Plus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          117,511.348   $7.84       $921,289
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         44,675.520    7.83        349,809
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             200,145.811    7.83      1,567,142
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      182,155.631    7.82      1,424,457
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          110,702.021    7.82        865,690
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    284,060.139    7.81      2,218,510
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             407,036.399    7.80      3,174,884
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            667.125    7.79          5,197
Access - Annual Ratchet (post April 2001)                                             36,848.113    7.78        286,678
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  84,291.461    7.78        655,788
Access - 7% Solution (post April 2001)                                                 8,073.622    7.77         62,732
Access  - Max 7 (post April 2001)                                                     32,860.169    7.76        254,995
ES II - Max 7 (post 2000), Generations - Max 7                                        91,597.737    7.81        715,378
Landmark - 7% Solution                                                                47,920.623    7.79        373,302
Value                                                                                  5,012.313    7.92         39,698
VA Option I                                                                           28,312.555    7.91        223,952
VA Option II                                                                          17,476.529    7.88        137,715
VA Option III                                                                          2,929.158    7.86         23,023
VA Bonus Option I                                                                     40,079.602    7.85        314,625
VA Bonus Option II                                                                    39,578.360    7.82        309,503
VA Bonus Option III                                                                   41,939.098    7.80        327,125
SmartDesign Advantage Option I                                                           786.478    7.77          6,111
SmartDesign Advantage Option II                                                        3,904.827    7.74         30,223
SmartDesign Advantage Option III                                                         535.466    7.73          4,139
                                                                                -----------------        ---------------
                                                                                   2,930,697.929            $22,945,921
                                                                                =================        ===============

INVESCO VIF - HEALTH SCIENCES
Contracts in accumulation period:
DVA 80                                                                                 9,089.241   $7.72        $70,169

                                      188

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

INVESCO VIF - HEALTH SCIENCES (CONTINUED)
DVA                                                                                      540.527   $7.70         $4,162
DVA Series 100                                                                           541.402    7.66          4,147
DVA Plus - Standard (pre February 2000)                                               14,310.616    7.67        109,762
DVA Plus - Standard (post January 2000 & post 2000)                                   22,197.466    7.66        170,033
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                351,424.377    7.65      2,688,396
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              481,392.756    7.65      3,682,655
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          166,542.609    7.63      1,270,720
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         35,809.566    7.63        273,227
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             183,978.442    7.62      1,401,916
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      493,957.606    7.62      3,763,957
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          271,523.360    7.61      2,066,293
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    375,101.966    7.61      2,854,526
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             736,095.750    7.59      5,586,967
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,088.348    7.59         15,851
Access - Annual Ratchet (post April 2001)                                             15,338.008    7.58        116,262
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 151,076.855    7.57      1,143,652
Access - 7% Solution (post April 2001)                                                 9,189.497    7.57         69,564
Access  - Max 7 (post April 2001)                                                     45,837.467    7.56        346,531
ES II - Max 7 (post 2000), Generations - Max 7                                       306,734.060    7.60      2,331,179
Landmark - 7% Solution                                                                94,313.253    7.58        714,894
Value                                                                                 10,080.927    7.71         77,724
VA Option I                                                                           33,864.629    7.70        260,758
VA Option II                                                                          24,596.088    7.67        188,652

                                      189

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

INVESCO VIF - HEALTH SCIENCES (CONTINUED)
VA Option III                                                                          9,104.697   $7.65        $69,651
VA Bonus Option I                                                                     44,853.153    7.65        343,127
VA Bonus Option II                                                                    46,036.519    7.61        350,338
VA Bonus Option III                                                                   66,227.851    7.59        502,669
SmartDesign Advantage Option I                                                         4,098.527    7.56         30,985
SmartDesign Advantage Option II                                                        4,279.783    7.54         32,270
SmartDesign Advantage Option III                                                       2,987.645    7.52         22,467
                                                                                -----------------        ---------------
                                                                                   4,013,212.991            $30,563,504
                                                                                =================        ===============

INVESCO VIF - LEISURE
Contracts in accumulation period:
DVA Plus - Standard (pre February 2000)                                                2,494.057   $8.45        $21,075
DVA Plus - Standard (post January 2000 & post 2000)                                    1,919.924    8.45         16,223
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 69,606.717    8.44        587,481
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              132,018.982    8.44      1,114,240
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           28,020.116    8.43        236,210
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          1,463.630    8.43         12,338
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              65,381.973    8.43        551,170
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       30,006.613    8.42        252,656
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           41,607.549    8.42        350,336
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                     54,250.341    8.42        456,788
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             100,698.931    8.41        846,878
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            757.891    8.41          6,374

                                      190

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

INVESCO VIF - LEISURE (CONTINUED)
Access - Annual Ratchet (post April 2001)                                              3,611.911   $8.40         $30,340
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  40,591.830    8.40         340,971
Access - 7% Solution (post April 2001)                                                17,360.124    8.40         145,825
Access  - Max 7 (post April 2001)                                                      7,579.148    8.39          63,589
ES II - Max 7 (post 2000), Generations - Max 7                                        94,573.834    8.41         795,366
Landmark - 7% Solution                                                                24,347.114    8.41         204,759
VA Option I                                                                              749.048    8.47           6,344
VA Option II                                                                             695.822    8.45           5,880
VA Option III                                                                            767.220    8.44           6,475
VA Bonus Option I                                                                      4,265.438    8.44          36,000
VA Bonus Option II                                                                     1,327.969    8.42          11,181
                                                                                -----------------        ----------------
                                                                                     724,096.182              $6,098,499
                                                                                =================        ================

INVESCO VIF - UTILITIES
Contracts in accumulation period:
DVA 80                                                                                 1,587.040   $6.43         $10,205
DVA Plus - Standard (pre February 2000)                                                   63.189    6.38             403
DVA Plus - Standard (post January 2000 & post 2000)                                   11,472.225    6.38          73,193
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                127,144.822    6.37         809,913
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              152,797.244    6.37         973,318
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           86,524.213    6.36         550,294
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         18,051.925    6.35         114,630
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              51,660.421    6.35         328,044
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      103,373.775    6.34         655,390

                                      191

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

INVESCO VIF - UTILITIES (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           94,265.565   $6.34       $597,644
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    167,758.159    6.33      1,061,909
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             173,345.603    6.32      1,095,544
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,187.610    6.32         13,826
Access - Annual Ratchet (post April 2001)                                                814.005    6.31          5,136
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  52,670.628    6.30        331,825
Access - 7% Solution (post April 2001)                                                24,927.137    6.30        157,041
Access  - Max 7 (post April 2001)                                                      2,946.473    6.29         18,533
ES II - Max 7 (post 2000), Generations - Max 7                                        34,605.984    6.33        219,056
Landmark - 7% Solution                                                                30,198.224    6.31        190,551
VA Option I                                                                           14,992.194    6.41         96,100
VA Option II                                                                          18,841.260    6.38        120,207
VA Option III                                                                          1,930.007    6.37         12,294
VA Bonus Option I                                                                     33,452.942    6.36        212,761
VA Bonus Option II                                                                     8,961.746    6.34         56,817
VA Bonus Option III                                                                   11,546.075    6.32         72,971
SmartDesign Advantage Option I                                                           523.745    6.29          3,294
SmartDesign Advantage Option II                                                          133.928    6.28            841
SmartDesign Advantage Option III                                                         417.793    6.26          2,615
                                                                                -----------------        ---------------
                                                                                   1,227,193.932             $7,784,355
                                                                                =================        ===============

JANUS ASPEN SERIES BALANCED
Contracts in accumulation period:
Rollover Choice Option I                                                              47,037.671   $9.25       $435,098
Rollover Choice Option II                                                              6,041.602    9.23         55,764
Rollover Choice Option III                                                               591.682    9.21          5,449
                                                                                -----------------        ---------------
                                                                                      53,670.955               $496,311
                                                                                =================        ===============

JANUS ASPEN SERIES FLEXIBLE INCOME
Contracts in accumulation period:
Rollover Choice Option I                                                              19,824.232  $10.99       $217,868
Rollover Choice Option II                                                              5,939.558   10.97         65,157
                                                                                -----------------        ---------------
                                                                                      25,763.790               $283,025
                                                                                =================        ===============

JANUS ASPEN SERIES GROWTH
Contracts in accumulation period:
Rollover Choice Option I                                                              26,690.842   $7.19       $191,907
                                                                                -----------------        ---------------
                                                                                      26,690.842               $191,907
                                                                                =================        ===============


                                      192

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES WORLDWIDE GROWTH
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          3,936.633   $6.84        $26,927
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      2,893.741    6.82         19,735
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          5,871.582    6.81         39,985
VA Option I                                                                          105,069.103    6.91        726,028
VA Option II                                                                          53,631.991    6.88        368,988
VA Option III                                                                         14,254.337    6.86         97,785
VA Bonus Option I                                                                    150,684.827    6.86      1,033,698
VA Bonus Option II                                                                    65,555.286    6.83        447,743
VA Bonus Option III                                                                   58,756.313    6.81        400,130
SmartDesign Advantage Option I                                                         7,229.106    6.78         49,013
SmartDesign Advantage Option II                                                       11,630.857    6.76         78,625
SmartDesign Advantage Option III                                                       3,174.425    6.75         21,427
Rollover Choice Option I                                                              31,947.524    6.93        221,396
Rollover Choice Option II                                                                581.133    6.91          4,016
                                                                                -----------------        ---------------
                                                                                     515,216.858             $3,535,496
                                                                                =================        ===============

OPPENHEIMER GLOBAL SECURITIES
Contracts in accumulation period:
Rollover Choice Option I                                                              23,286.992   $7.67       $178,611
Rollover Choice Option II                                                              2,448.302    7.65         18,730
Rollover Choice Option III                                                             1,064.000    7.64          8,129
                                                                                -----------------        ---------------
                                                                                      26,799.294               $205,470
                                                                                =================        ===============

OPPENHEIMER STRATEGIC BOND
Contracts in accumulation period:
Rollover Choice Option I                                                                 832.001  $10.67         $8,877
Rollover Choice Option II                                                                696.170   10.65          7,414
                                                                                -----------------        ---------------
                                                                                       1,528.171                $16,291
                                                                                =================        ===============

PIMCO HIGH YIELD
Contracts in accumulation period:
DVA 80                                                                                 2,477.364  $10.12        $25,071
DVA                                                                                  102,400.716   10.03      1,027,079
DVA Series 100                                                                           940.098    9.87          9,279
DVA Plus - Standard (pre February 2000)                                              281,240.079    9.91      2,787,089
DVA Plus - Standard (post January 2000 & post 2000)                                  278,564.887    9.89      2,755,007
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              6,193,058.219    9.84     60,939,693

                                      193

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIMCO HIGH YIELD (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            3,925,319.594   $9.82    $38,546,638
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        3,053,445.935    9.77     29,832,167
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        657,117.954    9.75      6,406,900
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           1,388,956.102    9.73     13,514,543
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    5,428,136.230    9.70     52,652,921
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        1,004,329.863    9.68      9,721,913
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  3,639,544.850    9.66     35,158,003
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           3,093,339.354    9.61     29,726,991
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          4,447.208    9.59         42,649
Access - Annual Ratchet (post April 2001)                                            186,395.537    9.54      1,778,213
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 423,832.352    9.52      4,034,884
Access - 7% Solution (post April 2001)                                                64,823.416    9.50        615,822
Access  - Max 7 (post April 2001)                                                    218,537.943    9.45      2,065,184
ES II - Max 7 (post 2000), Generations - Max 7                                       624,871.926    9.63      6,017,517
Landmark - 7% Solution                                                               272,347.815    9.57      2,606,369
Access One                                                                             3,970.224   10.27         40,774
Value                                                                                114,778.115   10.08      1,156,963
VA Option I                                                                           78,297.774   10.05        786,893
VA Option II                                                                          31,300.139    9.91        310,184
VA Option III                                                                         15,357.631    9.84        151,119
VA Bonus Option I                                                                    113,201.558    9.82      1,111,639
VA Bonus Option II                                                                    71,352.805    9.68        690,695
VA Bonus Option III                                                                   27,719.473    9.61        266,384

                                      194

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIMCO HIGH YIELD (CONTINUED)
SmartDesign Advantage Option I                                                        16,988.722   $9.48        $161,053
SmartDesign Advantage Option II                                                       25,014.302    9.39         234,884
SmartDesign Advantage Option III                                                      10,727.585    9.32          99,981
                                                                                -----------------        ----------------
                                                                                  31,352,835.770            $305,274,501
                                                                                =================        ================

PIMCO STOCKSPLUS GROWTH AND INCOME
Contracts in accumulation period:
DVA 80                                                                                   396.590   $8.28          $3,284
DVA                                                                                   68,010.499    8.20         557,686
DVA Series 100                                                                         1,768.555    8.07          14,272
DVA Plus - Standard (pre February 2000)                                              154,632.792    8.11       1,254,072
DVA Plus - Standard (post January 2000 & post 2000)                                  146,940.984    8.09       1,188,753
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              4,911,148.898    8.05      39,534,749
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            2,241,995.580    8.03      18,003,225
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        3,392,261.204    7.99      27,104,167
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        562,721.076    7.97       4,484,887
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             745,489.553    7.95       5,926,642
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    5,327,507.941    7.94      42,300,413
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          777,891.760    7.92       6,160,903
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  1,932,333.312    7.90      15,265,433
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,702,074.897    7.86      13,378,309

                                      195

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIMCO STOCKSPLUS GROWTH AND INCOME (CONTINUED)
Access - Annual Ratchet (post April 2001)                                             24,968.654   $7.80        $194,756
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 218,962.411    7.79       1,705,717
Access - 7% Solution (post April 2001)                                                59,533.277    7.77         462,574
Access  - Max 7 (post April 2001)                                                    103,647.174    7.73         801,193
ES II - Max 7 (post 2000), Generations - Max 7                                       312,246.133    7.88       2,460,500
Landmark - 7% Solution                                                                76,765.128    7.82         600,303
Value                                                                                 28,964.179    8.24         238,665
                                                                                -----------------        ----------------
                                                                                  22,790,260.597            $181,640,503
                                                                                =================        ================

PIONEER EQUITY-INCOME VCT
Contracts in accumulation period:
Rollover Choice Option I                                                              15,836.215   $8.28        $131,124
Rollover Choice Option II                                                              5,737.063    8.27          47,446
                                                                                -----------------        ----------------
                                                                                      21,573.278                 178,570
                                                                                =================        ================

PIONEER FUND VCT
Contracts in accumulation period:
DVA 80                                                                                 1,285.499   $7.54          $9,693
DVA Plus - Standard (pre February 2000)                                                1,732.586    7.49          12,977
DVA Plus - Standard (post January 2000 & post 2000)                                   10,928.441    7.48          81,745
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                291,460.540    7.47       2,177,210
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              295,687.608    7.47       2,208,786
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          144,234.289    7.46       1,075,988
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         62,576.065    7.45         466,192
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             184,118.536    7.44       1,369,842
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      297,004.743    7.44       2,209,715

                                      196

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIONEER FUND VCT (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          135,708.029   $7.43     $1,008,311
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    229,508.353    7.43      1,705,247
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             562,117.242    7.42      4,170,910
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          6,686.900    7.41         49,550
Access - Annual Ratchet (post April 2001)                                              8,140.811    7.40         60,242
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  57,294.293    7.39        423,405
Access - 7% Solution (post April 2001)                                                19,166.357    7.39        141,639
Access  - Max 7 (post April 2001)                                                     21,066.987    7.38        155,474
ES II - Max 7 (post 2000), Generations - Max 7                                        79,240.223    7.42        587,962
Landmark - 7% Solution                                                                91,407.752    7.41        677,331
Value                                                                                  1,654.898    7.53         12,461
VA Option I                                                                           38,807.073    7.52        291,829
VA Option II                                                                          19,828.989    7.49        148,519
VA Option III                                                                          6,500.233    7.47         48,557
VA Bonus Option I                                                                     47,948.431    7.47        358,175
VA Bonus Option II                                                                    50,245.101    7.43        373,321
VA Bonus Option III                                                                   19,852.051    7.42        147,302
SmartDesign Advantage Option I                                                         4,167.994    7.38         30,760
SmartDesign Advantage Option II                                                        2,168.327    7.36         15,959
SmartDesign Advantage Option III                                                         857.708    7.35          6,304
Rollover Choice Option I                                                               5,561.288    7.54         41,932
                                                                                -----------------        ---------------
                                                                                   2,696,957.347            $20,067,338
                                                                                =================        ===============

PIONEER MID-CAP VALUE VCT
Contracts in accumulation period:
DVA                                                                                   17,509.307   $9.41       $164,763
DVA Plus - Standard (pre February 2000)                                               29,446.556    9.38        276,209
DVA Plus - Standard (post January 2000 & post 2000)                                   45,975.704    9.37        430,792
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                983,243.301    9.36      9,203,157
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              728,410.430    9.36      6,817,922

                                      197

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIONEER MID-CAP VALUE VCT (CONTINUED)
DVA Plus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          509,210.033   $9.35     $4,761,114
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        113,225.368    9.34      1,057,525
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             338,219.386    9.34      3,158,969
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      796,390.778    9.33      7,430,326
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          218,154.631    9.32      2,033,201
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    503,891.718    9.32      4,696,271
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             740,866.746    9.31      6,897,469
Access - Annual Ratchet (post April 2001)                                             28,194.228    9.29        261,924
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 145,462.672    9.29      1,351,348
Access - 7% Solution (post April 2001)                                                25,874.832    9.28        240,118
Access  - Max 7 (post April 2001)                                                     74,644.120    9.27        691,951
ES II - Max 7 (post 2000), Generations - Max 7                                       245,270.337    9.31      2,283,467
Landmark - 7% Solution                                                               127,116.070    9.30      1,182,179
Value                                                                                 11,515.180    9.42        108,473
Rollover Choice Option I                                                               2,421.894    9.43         22,838
Rollover Choice Option II                                                                369.982    9.41          3,482
                                                                                -----------------        ---------------
                                                                                   5,685,413.273            $53,073,498
                                                                                =================        ===============

PIONEER SMALL COMPANY VCT
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         13,596.414   $7.81       $106,188
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                     11,749.693    7.79         91,530
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         16,355.281    7.77        127,081

                                      198

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIONEER SMALL COMPANY VCT (CONTINUED)
VA Option I                                                                           80,077.498   $7.89       $631,811
VA Option II                                                                          34,919.722    7.85        274,120
VA Option III                                                                          9,445.248    7.84         74,051
VA Bonus Option I                                                                    122,885.683    7.83        962,195
VA Bonus Option II                                                                    57,105.530    7.80        445,423
VA Bonus Option III                                                                   50,553.725    7.78        393,308
SmartDesign Advantage Option I                                                         8,317.144    7.74         64,375
SmartDesign Advantage Option II                                                        8,192.585    7.72         63,247
SmartDesign Advantage Option III                                                      24,011.644    7.70        184,890
                                                                                -----------------        ---------------
                                                                                     437,210.167             $3,418,219
                                                                                =================        ===============

PROFUND VP BULL
Contracts in accumulation period:
DVA                                                                                    1,672.331   $6.71        $11,221
DVA Plus - Standard (pre February 2000)                                                8,556.341    6.68         57,156
DVA Plus - Standard (post January 2000 & post 2000)                                   18,623.407    6.68        124,404
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,231,932.938    6.67      8,216,993
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,271,888.411    6.66      8,470,777
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          194,394.055    6.65      1,292,720
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        117,319.332    6.64        779,000
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             127,499.175    6.64        846,595
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      342,069.817    6.63      2,267,923
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          185,752.318    6.63      1,231,538

                                      199

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PROFUND VP BULL (CONTINUED)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    475,784.662   $6.62     $3,149,694
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             491,041.711    6.61      3,245,786
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            304.523    6.61          2,013
Access - Annual Ratchet (post April 2001)                                             29,583.240    6.59        194,954
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  23,782.886    6.59        156,729
Access - 7% Solution (post April 2001)                                                32,743.236    6.58        215,450
Access  - Max 7 (post April 2001)                                                     19,326.241    6.57        126,973
ES II - Max 7 (post 2000), Generations - Max 7                                       114,753.182    6.62        759,666
Landmark - 7% Solution                                                                16,668.657    6.60        110,013
Value                                                                                  1,919.612    6.72         12,900
                                                                                -----------------        ---------------
                                                                                   4,705,616.075            $31,272,505
                                                                                =================        ===============

PROFUND VP EUROPE 30
Contracts in accumulation period:
DVA Series 100                                                                         2,091.440   $6.06        $12,674
DVA Plus - Standard (pre February 2000)                                                2,703.205    6.07         16,408
DVA Plus - Standard (post January 2000 & post 2000)                                   11,286.811    6.06         68,398
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                257,910.120    6.05      1,560,356
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,365,500.420    6.05      8,261,278
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          156,756.190    6.04        946,807
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         42,457.449    6.03        256,018
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              64,316.959    6.03        387,831
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      181,952.664    6.02      1,095,355

                                      200

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PROFUND VP EUROPE 30 (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          105,639.573   $6.02       $635,950
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    103,963.433    6.01        624,820
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             218,082.990    6.00      1,308,498
Access - Annual Ratchet (post April 2001)                                              8,143.705    5.98         48,699
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  17,650.043    5.98        105,547
Access - 7% Solution (post April 2001)                                                 1,104.440    5.97          6,594
Access  - Max 7 (post April 2001)                                                     30,091.610    5.96        179,346
ES II - Max 7 (post 2000), Generations - Max 7                                        13,789.452    6.00         82,737
Landmark - 7% Solution                                                                 5,164.325    5.99         30,934
Value                                                                                    204.139    6.10          1,245
                                                                                -----------------        ---------------
                                                                                   2,588,808.968            $15,629,495
                                                                                =================        ===============

PROFUND VP SMALL CAP
Contracts in accumulation period:
DVA                                                                                    2,329.512   $7.26        $16,912
DVA Plus - Standard (pre February 2000)                                               41,515.869    7.23        300,160
DVA Plus - Standard (post January 2000 & post 2000)                                   31,843.836    7.22        229,912
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,755,935.865    7.21     12,660,298
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,133,338.695    7.21      8,171,372
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          269,439.892    7.19      1,937,273
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         72,216.551    7.19        519,237
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             236,885.358    7.18      1,700,837

                                      201

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PROFUND VP SMALL CAP (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      499,605.632   $7.17     $3,582,172
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          182,535.627    7.17      1,308,780
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    420,431.165    7.16      3,010,287
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             374,257.847    7.15      2,675,944
Access - Annual Ratchet (post April 2001)                                              7,373.061    7.13         52,570
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  68,579.360    7.13        488,971
Access - 7% Solution (post April 2001)                                                12,461.032    7.12         88,723
Access  - Max 7 (post April 2001)                                                     83,442.202    7.11        593,274
ES II - Max 7 (post 2000), Generations - Max 7                                       114,433.002    7.16        819,340
Landmark - 7% Solution                                                                59,952.995    7.14        428,064
Value                                                                                  4,866.239    7.27         35,378
                                                                                -----------------        ---------------
                                                                                   5,371,443.740            $38,619,504
                                                                                =================        ===============


PRUDENTIAL JENNISON
Contracts in accumulation period:
DVA                                                                                   11,366.432   $4.32        $49,103
DVA Plus - Standard (pre February 2000)                                               23,359.674    4.29        100,213
DVA Plus - Standard (post January 2000 & post 2000)                                  171,751.231    4.28        735,095
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,009,407.882    4.27      4,310,172
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,366,873.798    4.27      5,836,551
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          322,010.407    4.26      1,371,764

                                      202

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PRUDENTIAL JENNISON (CONTINUED)
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        222,330.396   $4.25       $944,904
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             522,739.562    4.24      2,216,416
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      840,344.480    4.24      3,563,061
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          565,738.494    4.23      2,393,074
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    934,116.055    4.23      3,951,311
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,916,839.330    4.22      8,089,062
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          5,385.239    4.21         22,672
Access - Annual Ratchet (post April 2001)                                             22,367.313    4.20         93,943
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 265,343.797    4.19      1,111,791
Access - 7% Solution (post April 2001)                                                78,263.500    4.19        327,924
Access  - Max 7 (post April 2001)                                                    158,536.137    4.18        662,681
ES II - Max 7 (post 2000), Generations - Max 7                                       259,117.120    4.22      1,093,474
Landmark - 7% Solution                                                                69,926.920    4.20        293,693
Value                                                                                 30,964.333    4.33        134,076
VA Option I                                                                            8,151.859    4.33         35,298
VA Option II                                                                          15,799.358    4.29         67,779
VA Bonus Option I                                                                     35,940.756    4.27        153,467
VA Bonus Option II                                                                    37,135.007    4.23        157,081
VA Bonus Option III                                                                    4,306.427    4.22         18,173
SmartDesign Advantage Option I                                                         2,115.980    4.18          8,845
SmartDesign Advantage Option II                                                        2,970.195    4.16         12,356
SmartDesign Advantage Option III                                                         608.533    4.14          2,519
                                                                                -----------------        ---------------
                                                                                   8,903,810.215            $37,756,498
                                                                                =================        ===============

PRUDENTIAL SP JENNISON INTERNATIONAL GROWTH
Contracts in accumulation period:
DVA                                                                                    1,624.864   $4.15         $6,743
DVA Plus - Standard (pre February 2000)                                               15,070.093    4.13         62,239
DVA Plus - Standard (post January 2000 & post 2000)                                   88,237.466    4.13        364,421

                                      203

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PRUDENTIAL SP JENNISON INTERNATIONAL GROWTH (CONTINUED)
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                535,933.282   $4.12     $2,208,045
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              519,699.551    4.11      2,135,965
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          120,333.463    4.10        493,367
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         46,748.068    4.10        191,667
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             243,443.935    4.09        995,686
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      393,653.448    4.09      1,610,043
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          235,551.818    4.08        961,051
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    360,088.600    4.08      1,469,161
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             636,058.487    4.07      2,588,758
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,559.403    4.06         14,451
Access - Annual Ratchet (post April 2001)                                             34,976.884    4.05        141,656
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 156,993.562    4.05        635,824
Access - 7% Solution (post April 2001)                                                16,084.015    4.05         65,140
Access  - Max 7 (post April 2001)                                                     39,549.231    4.04        159,779
ES II - Max 7 (post 2000), Generations - Max 7                                        98,449.075    4.07        400,688
Landmark - 7% Solution                                                                89,981.934    4.06        365,327
Value                                                                                 54,114.150    4.16        225,115
VA Option I                                                                            5,285.109    4.16         21,986
VA Option II                                                                          12,259.907    4.13         50,633
VA Bonus Option I                                                                     13,713.568    4.11         56,363

                                      204

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PRUDENTIAL SP JENNISON INTERNATIONAL GROWTH (CONTINUED)
VA Bonus Option II                                                                     4,728.844   $4.08        $19,294
VA Bonus Option III                                                                   15,437.133    4.07         62,829
SmartDesign Advantage Option I                                                         1,182.895    4.04          4,779
SmartDesign Advantage Option II                                                          356.962    4.02          1,435
SmartDesign Advantage Option III                                                       7,993.599    4.01         32,054
                                                                                -----------------        ---------------
                                                                                   3,751,109.346            $15,344,499
                                                                                =================        ===============

PUTNAM VT GROWTH AND INCOME
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                            613.560   $7.40         $4,540
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      3,518.706    7.38         25,968
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          1,355.145    7.36          9,974
VA Option I                                                                           47,269.102    7.62        360,191
VA Option II                                                                           9,757.789    7.59         74,062
VA Option III                                                                          1,001.492    7.57          7,581
VA Bonus Option I                                                                     71,543.199    7.56        540,867
VA Bonus Option II                                                                    50,353.513    7.53        379,162
VA Bonus Option III                                                                   24,513.938    7.51        184,100
SmartDesign Advantage Option I                                                         8,057.360    7.33         59,060
SmartDesign Advantage Option II                                                        1,505.661    7.30         10,991
SmartDesign Advantage Option III                                                         688.406    7.28          5,012
                                                                                -----------------        ---------------
                                                                                     220,177.871             $1,661,508
                                                                                =================        ===============

PUTNAM VT INTERNATIONAL GROWTH AND INCOME
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          7,080.219   $8.03        $56,854
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                        743.400    8.00          5,947
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          4,603.594    7.98         36,737
VA Option I                                                                           88,504.950    8.10        716,890
VA Option II                                                                          18,195.578    8.07        146,838
VA Option III                                                                          7,142.668    8.05         57,498
VA Bonus Option I                                                                     94,100.599    8.04        756,569
VA Bonus Option II                                                                    24,314.533    8.01        194,759
VA Bonus Option III                                                                  101,982.647    7.99        814,841

                                      205

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PUTNAM VT INTERNATIONAL GROWTH AND INCOME (CONTINUED)
SmartDesign Advantage Option I                                                         6,043.072   $7.95        $48,042
SmartDesign Advantage Option II                                                        2,280.679    7.93         18,086
SmartDesign Advantage Option III                                                      16,122.611    7.91        127,530
                                                                                -----------------        ---------------
                                                                                     371,114.550             $2,980,591
                                                                                =================        ===============

PUTNAM VT VOYAGER II
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          5,242.644   $6.06        $31,770
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      2,365.637    6.04         14,288
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,579.319    6.03         21,583
VA Option I                                                                           44,148.219    6.12        270,187
VA Option II                                                                          33,313.466    6.09        202,879
VA Option III                                                                          4,631.701    6.08         28,161
VA Bonus Option I                                                                     96,271.677    6.07        584,369
VA Bonus Option II                                                                    38,339.846    6.05        231,956
VA Bonus Option III                                                                   21,456.980    6.03        129,386
SmartDesign Advantage Option I                                                         8,448.608    6.01         50,776
SmartDesign Advantage Option II                                                       12,435.747    5.99         74,490
SmartDesign Advantage Option III                                                         863.315    5.98          5,163
                                                                                -----------------        ---------------
                                                                                     271,097.159             $1,645,008
                                                                                =================        ===============

SMITH BARNEY HIGH INCOME
Contracts in accumulation period:
Granite PrimElite - Standard                                                           3,602.132  $11.41        $41,100
Granite PrimElite - Annual Ratchet                                                    24,619.405   11.28        277,707
                                                                                -----------------        ---------------
                                                                                      28,221.537               $318,807
                                                                                =================        ===============

SMITH BARNEY INTERNATIONAL ALL CAP GROWTH
Contracts in accumulation period:
Granite PrimElite - Standard                                                           1,685.183   $8.92        $15,032
Granite PrimElite - Annual Ratchet                                                    21,044.795    8.82        185,615
                                                                                -----------------        ---------------
                                                                                      22,729.978               $200,647
                                                                                =================        ===============

SMITH BARNEY LARGE CAP VALUE
Contracts in accumulation period:
Granite PrimElite - Standard                                                           2,504.960  $14.26        $35,721
Granite PrimElite - Annual Ratchet                                                    23,808.210   14.09        335,458
                                                                                -----------------        ---------------
                                                                                      26,313.170               $371,179
                                                                                =================        ===============


                                      206

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

SMITH BARNEY MONEY MARKET
Contracts in accumulation period:
Granite PrimElite - Standard                                                           6,864.600  $12.68        $87,043
Granite PrimElite - Annual Ratchet                                                     4,446.085   12.53         55,709
                                                                                -----------------        ---------------
                                                                                      11,310.685               $142,752
                                                                                =================        ===============

UBS TACTICAL ALLOCATION
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          4,476.111   $7.12        $31,870
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          9,383.635    7.08         66,436
VA Option I                                                                           46,001.622    7.19        330,752
VA Option II                                                                          16,031.679    7.16        114,787
VA Option III                                                                          7,474.126    7.14         53,365
VA Bonus Option I                                                                     58,942.255    7.14        420,848
VA Bonus Option II                                                                    38,953.675    7.10        276,571
VA Bonus Option III                                                                   18,471.861    7.09        130,965
SmartDesign Advantage Option I                                                         6,768.805    7.06         47,788
SmartDesign Advantage Option II                                                       10,343.837    7.04         72,821
SmartDesign Advantage Option III                                                         326.855    7.02          2,295
                                                                                -----------------        ---------------
                                                                                     217,174.461             $1,548,498
                                                                                =================        ===============

                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS

   A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December, 31, 2002 and 2001, along with unit values and units outstanding for the year ended December 31, 2000, follows:

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST:
   All Cap
       2002                                            29,232       $8.34 to $8.68          $  247,740
       2001                                            25,814      $11.46 to $11.76            299,314
       2000                                             9,062      $11.54 to $11.65            104,883

   All Cap Advisor
       2002                                                18       $9.52 to $9.53                 176
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Asset Allocation Growth
       2002                                             6,551       $7.12 to $7.35              47,241
       2001                                             5,718       $8.55 to $8.70              49,242
       2000                                               501       $9.37 to $9.38               4,696

   Capital Growth
       2002                                            24,777       $9.52 to $10.52            246,769
       2001                                            27,303      $13.93 to $15.15            395,434
       2000                                            27,139      $16.80 to $17.71            463,399

   Capital Growth Advisor
       2002                                                14      $10.45 to $10.46                148
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Capital Guardian Small Cap
       2002                                            26,339      $12.37 to $14.00          $ 341,146
       2001                                            27,165      $16.97 to $18.87            480,513
       2000                                            23,107      $17.94 to $19.25            422,097

   Capital Guardian Small Cap Advisor
       2002                                                33       $9.72 to $9.73                 321
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Core Bond
       2002                                            34,238      $11.55 to $13.41            425,125
       2001                                             9,873      $11.14 to $12.39            114,996
       2000                                             3,438      $11.37 to $12.19             40,000

   Core Bond Advisor
       2002                                                97      $10.24 to $10.26                992
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Developing World
       2002                                             9,702       $5.98 to $6.42              60,000
       2001                                            10,141       $6.85 to $7.25              71,466
       2000                                             7,211       $7.47 to $7.71              54,398

   Developing World Advisor
       2002                                                 8       $9.70 to $9.71                  79
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Diversified Mid-Cap
       2002                                            12,695       $7.09 to $7.31              91,159
       2001                                             6,381       $8.99 to $9.15              57,814
       2000                                             1,150       $9.87 to $9.88              11,358


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Diversified Mid-Cap Advisor
       2002                                                23       $9.47 to $9.48         $       220
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Equity Growth
       2002                                               559       $7.78 to $7.85               4,362
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Equity Growth Advisor
       2002                                                48       $9.63 to $9.64                 458
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Equity Income
       2002                                            20,545      $18.11 to $23.18            409,670
       2001                                            17,698      $21.34 to $26.84            416,763
       2000                                            12,207      $22.48 to $26.61            291,793

   Equity Income Advisor
       2002                                                65       $9.81 to $9.83                 640
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Equity Opportunity
       2002                                            19,040      $13.72 to $16.05            280,954
       2001                                            20,717      $19.84 to $22.87            440,209
       2000                                            19,193      $24.06 to $26.49            477,934

   Equity Opportunity Advisor
       2002                                                 3       $9.74 to $9.75                  34
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Focus Value
       2002                                               710       $8.32 to $8.40      $        5,931
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Focus Value Advisor
       2002                                                 5      $10.16 to $10.17                 48
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Fully Managed
       2002                                            34,525      $24.75 to $30.37            935,079
       2001                                            23,375      $25.20 to $30.47            644,971
       2000                                            13,395      $24.47 to $27.95            345,651

   Fully Managed Advisor
       2002                                                89       $9.99 to $10.01                894
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Fundamental Growth Focus
       2002                                               345       $7.93 to $8.00               2,742
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Fundamental Growth Advisor
       2002                                                11       $9.44 to $9.45                 108
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Global Franchise
       2002                                             1,661       $8.80 to $8.88              14,670
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Global Franchise Advisor
       2002                                                74       $9.51 to $9.52      $          708
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Growth
       2002                                            53,954       $9.92 to $11.18            560,041
       2001                                            66,921      $14.41 to $15.95          1,002,892
       2000                                            67,525      $21.49 to $22.98          1,474,980

   Growth Advisor
       2002                                              9          $9.76 to $9.78                  92
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Hard Assets
       2002                                             4,986      $12.44 to $15.93             67,753
       2001                                             2,395      $12.63 to $15.27             33,209
       2000                                             2,584      $15.34 to $17.52             41,509

   Hard Assets Advisor
       2002                                                10       $9.82 to $9.83                  97
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   International Enhanced EAFE
       2002                                               608       $8.17 to $8.25               4,990
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   International Enhanced EAFE Advisor
       2002                                                17       $9.74 to $9.76                 165
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   International Equity
       2002                                            16,969       $6.80 to $7.46           $ 120,477
       2001                                            16,734       $8.37 to $8.98             144,061
       2000                                            17,171      $11.23 to $11.73            194,618

   International Equity Advisor
       2002                                                26       $9.79 to $9.80                 254
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Internet Tollkeeper
       2002                                             2,769       $4.58 to $4.69              12,802
       2001                                               709       $7.57 to $7.64               5,389
       2000                                                **             **                        **

   Internet Tollkeeper Advisor
       2002                                                 5      $10.40 to $10.42                 53
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Investors
       2002                                            11,516       $7.87 to $8.19              92,136
       2001                                             8,646      $10.45 to $10.73             91,400
       2000                                             1,917      $11.21 to $11.31             21,558

   Investors Advisor
       2002                                                30       $9.74 to $9.75                 297
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   J.P. Morgan Fleming Small Cap Equity
       2002                                             1,212       $7.79 to $7.87               9,490
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   J.P. Morgan Fleming Small Cap Advisor
       2002                                                54       $9.48 to $9.49        $        511
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Janus Growth and Income
       2002                                            18,616       $6.87 to $7.13             130,345
       2001                                            10,487       $8.78 to $8.93              92,720
       2000                                             1,280       $9.93 to $9.96              12,726

   Janus Growth and Income Advisor
       2002                                                60       $9.71 to $9.73                 587
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Large Cap Value
       2002                                            39,602       $7.34 to $7.73             295,688
       2001                                            27,628       $9.85 to $10.20            275,489
       2000                                             9,362      $10.50 to $10.59             98,545

   Large Cap Value Advisor
       2002                                                32      $10.25 to $10.27                333
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Limited Maturity Bond
       2002                                            28,506      $17.84 to $22.84            558,941
       2001                                            19,509      $17.02 to $21.41            364,062
       2000                                            11,438      $16.67 to $19.77            200,958

   Liquid Asset
       2002                                            66,797      $13.46 to $17.34          1,023,179
       2001                                            69,541      $13.62 to $17.79          1,071,485
       2000                                            44,678      $14.50 to $16.61            679,666

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Liquid Asset Advisor
       2002                                               180       $9.98 to $9.99        $      1,800
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Managed Global
       2002                                            16,459      $12.62 to $15.12            223,084
       2001                                            14,451      $16.18 to $19.04            250,388
       2000                                            11,365      $19.34 to $21.72            228,347

   Managed Global Advisor
       2002                                                 5           $10.23                      50
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Mid-Cap Growth
       2002                                            27,548      $14.97 to $17.32            435,581
       2001                                            29,521      $29.92 to $34.01            928,290
       2000                                            27,623      $40.98 to $43.92          1,158,061

   Mid-Cap Growth Advisor
       2002                                                56       $9.75 to $9.77                 549
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Real Estate
       2002                                             6,881      $24.84 to $31.80            187,607
       2001                                             4,535      $25.36 to $31.90            126,169
       2000                                             3,804      $25.04 to $28.59            100,303

   Real Estate Advisor
       2002                                                29       $9.60 to $9.61                 276
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Research
       2002                                            28,285      $13.75 to $15.91         $  421,035
       2001                                            31,622      $19.19 to $21.34            637,711
       2000                                            30,638      $25.56 to $27.39            800,528

   Research Advisor
       2002                                                34       $9.70 to $9.72                 326
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Special Situations
       2002                                             3,609       $5.96 to $6.15              21,794
       2001                                             2,932       $8.23 to $8.38              24,325
       2000                                               663       $8.88 to $8.89               5,891

   Special Situations Advisor
       2002                                                 6       $9.62 to $9.63                  56
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Strategic Equity
       2002                                            14,324       $9.29 to $10.34            139,852
       2001                                            17,855      $13.92 to $15.26            259,382
       2000                                            19,182      $18.40 to $19.51            359,734

   Strategic Equity Advisor
       2002                                                 8       $9.63 to $9.65                  78
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Total Return
       2002                                            45,174      $17.48 to $20.72            853,266
       2001                                            39,136      $18.90 to $21.94            793,394
       2000                                            29,621      $20.10 to $21.54            608,868

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Total Return Advisor
       2002                                                95       10.03 to $10.04        $       955
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Value Equity
       2002                                            11,740      $13.65 to $15.72            173,239
       2001                                            10,991      $17.24 to $19.10            199,039
       2000                                             9,358      $18.85 to $20.15            180,722

   Value Equity Advisor
       2002                                                11       $9.61 to $9.63                 107
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Van Kampen Growth and Income
       2002                                            30,992      $16.77 to $19.76            554,608
       2001                                            34,270      $20.13 to $23.30            732,049
       2000                                            34,836      $24.00 to $26.02            860,338

   Van Kampen Growth and Income Advisor
       2002                                               101       $9.78 to $9.79                 990
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   AIM VARIABLE INSURANCE FUNDS:
   AIM V.I. Dent Demographic Trends
       2002                                             1,550       $7.24 to $7.38              11,335
       2001                                               323      $10.97 to $11.00              3,550
       2000                                                **             **                        **


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   AIM VARIABLE INSURANCE FUNDS (CONTINUED):
   AIM V.I. Growth
       2002                                               121       $6.92 to $7.06             $   848
       2001                                                43      $10.32 to $10.35                443
       2000                                                **             **                        **

   AIM V.I. Capital Appreciation
       2002                                                 4            $7.40                      27
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   AIM V.I. Core Equity
       2002                                                 5            $8.26                      41
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   AIM V.I. Premier Equity
       2002                                                12       $6.82 to $6.84                  80
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:
   Alliance Bernstein Value
       2002                                               315       $8.46 to $8.66               2,709
       2001                                                59       $9.98 to $10.05                595
       2000                                                **             **                        **

   Alliance Growth and Income
       2002                                               644       $7.23 to $7.40               4,730
       2001                                               172       $9.57 to $9.61               1,653
       2000                                                **             **                        **

   Alliance Premier Growth
       2002                                               322       $6.41 to $6.56               2,094
       2001                                               114       $9.52 to $9.58               1,091
       2000                                                **             **                        **

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
   Fidelity(R) VIP GrowtH
       2002                                             3,655       $6.26 to $6.43           $  23,212
       2001                                                75       $9.25 to $9.29                 693
       2000                                                **             **                        **

   Fidelity(R) VIP Equity-Income
       2002                                             3,054       $7.70 to $7.91              23,851
       2001                                               203       $9.55 to $9.61               1,949
       2000                                                **             **                        **

   Fidelity(R)VIP Contrafund(R)
       2002                                               513       $8.50 to $8.73               4,438
       2001                                               122       $9.68 to $9.73               1,183
       2000                                                **             **                        **

   Fidelity(R) VIP Overseas
       2002                                                 1            $7.89                       9
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
   Franklin Small Cap Value Securities
       2002                                                 2       $8.97 to $8.99                  17
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   GREENWICH STREET SERIES FUND:
   Greenwich Appreciation
       2002                                                42      $13.88 to $14.02                589
       2001                                                42      $17.07 to $17.22                723
       2000                                                46      $18.03 to $18.16                831


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GALAXY VIP FUND:
   Galaxy VIP Asset Allocation
       2002                                                78       $8.05 to $8.15          $      631
       2001                                               128       $9.75 to $9.84               1,260
       2000                                               129      $10.73 to $10.78              1,387

   Galaxy VIP Equity
       2002                                                75       $6.46 to $6.57                 487
       2001                                                88       $9.12 to $9.21                 807
       2000                                                94      $11.36 to $11.41              1,071

   Galaxy VIP Growth and Income
       2002                                                16       $7.44 to $7.56                 122
       2001                                                19      $10.31 to $10.40                201
       2000                                                26      $10.93 to $10.98                284

   Galaxy VIP High Quality Bond
       2002                                                10      $12.57 to $12.74                130
       2001                                                13      $11.60 to $11.70                152
       2000                                                 7      $11.04 to $11.05                 78

   Galaxy VIP Small Company Growth
       2002                                                 7       $8.55 to $8.69                  57
       2001                                                 6      $12.99 to $13.14                 84
       2000                                                 5      $13.27 to $13.35                 72

   ING GET FUND:
   ING GET Fund - Series N
       2002                                             2,862       $9.96 to $10.10             28,661
       2001                                             3,009      $10.24 to $10.28             30,868
       2000                                                **             **                        **


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING GET FUND (CONTINUED):
   ING GET Fund - Series P
       2002                                            14,328       $9.81 to $10.02          $ 143,846
       2001                                            15,276       $9.99 to $10.04            153,045
       2000                                                **             **                        **

   ING GET Fund - Series Q
       2002                                            16,855       $9.93 to $10.12            169,029
       2001                                               190           $10.00                   1,904
       2000                                                **             **                        **

   ING GET Fund - Series R
       2002                                            16,911      $10.01 to $10.16            170,526
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING GET Fund - Series S
       2002                                            21,867       $9.98 to $10.08            219,270
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING GET Fund - Series T
       2002                                            23,643      $10.04 to $10.10            237,948
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING GET Fund - Series U
       2002                                               105       $9.99 to $10.00              1,048
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING PARTNERS, INC.:
   ING Alger Growth
       2002                                                 6            $6.56                $     39
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING American Century Small Cap Value
       2002                                                 -            $8.10                       2
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING J.P. Morgan Mid Cap Value
       2002                                                33       $9.09 to $9.19                 301
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING MFS(R)Capital Opportunities (Initial Class)
       2002                                               209       $6.04 to $6.18               1,280
       2001                                                78       $8.92 to $9.91                 698
       2000                                                **             **                        **

   ING MFS(R)Capital Opportunities (Sevice Class)
       2002                                                11            $6.85                      72
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING MFS(R) Global Growth
       2002                                                 9       $8.27 to $8.35                  75
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING PARTNERS, INC. (CONTINUED):
   ING OpCap Balanced Value
       2002                                                16            $7.80                  $  126
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING PIMCO Total Return
       2002                                                55           $10.75                     593
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING Salomon Bros. Capital
       2002                                                 1            $7.41                       9
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING Salomon Bros. Investors Value
       2002                                                 -            $7.61                       4
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING Scudder International Growth
       2002                                                 1       $8.13 to $8.14                   7
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING T. Rowe Price Growth Equity
       2002                                                19       $7.51 to $7.52                 144
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING UBS Tactical Asset Allocation Division
       2002                                                 -            $7.54                       2
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING PARTNERS, INC. (CONTINUED):
   ING Van Kampen Comstock Division
       2002                                               210       $8.24 to $8.34            $  1,737
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING VARIABLE INSURANCE TRUST:
   ING VP Worldwide Growth
       2002                                             5,299       $5.05 to $5.28              27,358
       2001                                             2,863       $6.92 to $7.08              20,014
       2000                                               635       $8.72 to $8.78               5,554

   ING VP BOND PORTFOLIO:
   ING VP Bond
       2002                                             4,668      $10.58 to $10.69             49,590
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING VARIABLE PORTFOLIOS, INC.:
   ING VP Growth
       2002                                                 7            $6.94                      46
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING VP Index Plus LargeCap
       2002                                               634       $7.11 to $7.31               4,589
       2001                                                87       $9.36 to $9.40                 812
       2000                                                **             **                        **

   ING VP Index Plus MidCap
       2002                                               692       $8.41 to $8.64               5,909
       2001                                                83       $9.87 to $9.91                 820
       2000                                                **             **                        **


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING VARIABLE PORTFOLIOS, INC. (CONTINUED):
   ING VP Index Plus SmallCap
       2002                                               465       $8.47 to $8.70            $  4,005
       2001                                                67      $10.07 to $10.11                680
       2000                                                **             **                        **

   ING VP Small Company
       2002                                                21       $7.54 to $7.56                 156
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING VP Value Opportunity
       2002                                               166       $6.46 to $6.63               1,086
       2001                                                33       $9.00 to $9.04                 298
       2000                                                **             **                        **

   ING VARIABLE PRODUCTS TRUST:
    ING VP Convertible
       2002                                               107       $9.48 to $9.70               1,034
       2001                                                18      $10.46 to $10.52                194
       2000                                                **             **                        **

   ING VP Growth Opportunities
       2002                                             1,895       $5.19 to $5.32               9,918
       2001                                               671       $7.75 to $7.82               5,219
       2000                                                **             **                        **

   ING VP International Value
       2002                                                 5       $8.45 to $8.47                  42
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING VARIABLE PRODUCTS TRUST (CONTINUED):
   ING VP Large Company Value
       2002                                               120       $7.84 to $8.03           $     958
       2001                                                15      $10.37 to $10.45                156
       2000                                                **             **                        **

   ING VP LargeCap Growth
       2002                                               163       $6.06 to $6.21               1,006
       2001                                                56       $9.57 to $9.62                 533
       2000                                                **             **                        **

   ING VP MagnaCap
       2002                                             1,746       $7.00 to $7.16              12,338
       2001                                               579       $9.30 to $9.39               5,402
       2000                                                **             **                        **

   ING VP MidCap Opportunities
       2002                                                 2            $7.24                      12
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING VP SmallCap Opportunities
       2002                                             6,553       $4.55 to $4.67              30,118
       2001                                             1,737       $8.28 to $8.36              14,437
       2000                                                **             **                        **

   INVESCO VARIABLE INVESTMENT FUNDS, INC.:
   INVESCO VIF - Financial Services
       2002                                             2,931       $7.73 to $7.92              22,941
       2001                                               256       $9.33 to $9.39               2,404
       2000                                                **             **                        **


                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   INVESCO VARIABLE INVESTMENT FUNDS, INC. (CONTINUED):
   INVESCO VIF - Health Sciences
       2002                                             4,013       $7.52 to $7.72           $  30,558
       2001                                             1,052      $10.22 to $10.29             10,790
       2000                                                **             **                        **

   INVESCO VIF - Leisure
       2002                                               724       $8.39 to $8.47               6,097
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   INVESCO VIF - Utilities
       2002                                             1,227       $6.26 to $6.43               7,783
       2001                                               119       $8.09 to $8.13                 964
       2000                                                **             **                        **

   JANUS ASPEN SERIES:
   Janus Aspen Series Balanced
       2002                                                54       $9.21 to $9.25                 496
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Janus Aspen Series Flexible Income
       2002                                                26      $10.97 to $10.99                283
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Janus Aspen Series Growth
       2002                                                27            $7.19                     192
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   JANUS ASPEN SERIES (CONTINUED):
   Janus Aspen Series Worldwide Growth
       2002                                               515       $6.75 to $6.93           $   3,534
       2001                                               139       $9.32 to $9.39               1,298
       2000                                                **             **                        **

   OPPENHEIMER VARIABLE ACCOUNTS FUND:
   Oppenheimer Global Securities
       2002                                                27       $7.64 to $7.67                 205
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Oppenheimer Strategic Bond
       2002                                                 2      $10.65 to $10.67                 16
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   PIMCO VARIABLE INSURANCE TRUST:
   PIMCO High Yield
       2002                                            31,353       $9.32 to $10.27            305,237
       2001                                            23,564       $9.79 to $10.44            236,343
       2000                                            16,336       $9.88 to $10.17            162,857

   PIMCO StocksPLUS Growth and Income
       2002                                            22,790       $7.73 to $8.28             181,637
       2001                                            23,718       $9.91 to $10.46            241,065
       2000                                            22,158      $11.56 to $11.91            258,484

   PIONEER VARIABLE CONTRACTS TRUST:
    Pioneer Equity-Income VCT
       2002                                                22       $8.27 to $8.28                 179
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   PIONEER VARIABLE CONTRACTS TRUST (CONTINUED):
   Pioneer Fund VCT
       2002                                             2,697       $7.35 to $7.54            $ 20,064
       2001                                               243       $9.36 to $9.41               2,275
       2000                                                **             **                        **

   Pioneer Mid-Cap Value VCT
       2002                                             5,685       $9.27 to $9.43              53,062
       2001                                               480      $10.70 to $10.72              5,139
       2000                                                **             **                        **

   Pioneer Small Company VCT
       2002                                               437       $7.70 to $7.89               3,417
       2001                                                98       $9.54 to $9.61                 938
       2000                                                **             **                        **

   PROFUNDS VP:
   ProFund VP Bull
       2002                                             4,706       $6.57 to $6.72              31,265
       2001                                             2,316       $8.84 to $8.92              20,583
       2000                                                **             **                        **

   ProFund VP Europe 30
       2002                                             2,589       $5.96 to $6.10              15,627
       2001                                               764       $8.22 to $8.29               6,312
       2000                                                **             **                        **

   ProFund VP Small-Cap
       2002                                             5,371       $7.11 to $7.27              38,612
       2001                                             2,118       $9.38 to $9.46              19,968
       2000                                                **             **                        **


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   PRUDENTIAL SERIES FUND, INC.:
   Prudential Jennison
       2002                                             8,904       $4.14 to $4.33            $ 37,748
       2001                                             7,335       $6.21 to $6.35              45,991
       2000                                               987       $7.82 to $7.85               7,732

   Prudential SP Jennison International Growth
       2002                                             3,751       $4.01 to $4.16              15,341
       2001                                             2,097       $5.35 to $5.44              11,310
       2000                                               318       $8.55 to $8.57               2,720

   PUTNAM VARIABLE TRUST:
   Putnam VT Growth and Income
       2002                                               220       $7.28 to $7.62               1,662
       2001                                                48       $9.25 to $9.50                 455
       2000                                                **             **                        **

   Putnam VT International Growth and Income
       2002                                               371       $7.91 to $8.10               2,981
       2001                                                64       $9.44 to $9.49                 604
       2000                                                **             **                        **

   Putnam VT Voyager Fund II
       2002                                               271       $5.98 to $6.12               1,645
       2001                                                66       $8.71 to $8.77                 577
       2000                                                **             **                        **

   TRAVELERS SERIES FUND INC.:
   Smith Barney High Income
       2002                                                28      $11.28 to $11.41                319
       2001                                                31      $11.82 to $11.94                370
       2000                                                36      $12.46 to $12.56                446


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   TRAVELERS SERIES FUND INC. (CONTINUED):
   Smith Barney International All Cap Growth
       2002                                                23       $8.82 to $8.92            $    201
       2001                                                25      $12.04 to $12.16                300
       2000                                                26      $17.74 to $17.89                455

   Smith Barney Large Cap Value
       2002                                                26      $14.09 to $14.26                371
       2001                                                29      $19.16 to $19.35                563
       2000                                                33      $21.16 to $21.34                692

   Smith Barney Money Market
       2002                                                11      $12.53 to $12.68                143
       2001                                                17      $12.55 to $12.68                221
       2000                                                13      $12.27 to $12.38                156

   UBS SERIES TRUST:
   UBS Tactical Allocation
       2002                                               217       $7.02 to $7.19               1,548
       2001                                                84       $9.37 to $9.42                 787
       2000                                                **             **                        **



                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST:
   All Cap
       2002                                              0.22%              0.90% to 2.25%          -27.23% to -26.19%
       2001                                              1.47%              0.90% to 2.25%            0.00% to 0.94%
       2000                                                *                       *                        *

   All Cap Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Asset Allocation Growth
       2002                                              1.11%              0.90% to 2.25%          -16.73% to -15.52%
       2001                                              1.78%              0.90% to 2.25%           -8.32% to -7.68%
       2000                                                *                       *                        *

   Capital Growth
       2002                                                -                0.80% to 2.25%          -31.66% to -30.56%
       2001                                                -                0.80% to 2.25%          -15.42% to -14.46%
       2000                                                *                       *                        *

   Capital Growth Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***


                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Capital Guardian Small Cap
       2002                                              0.12%              0.80% to 2.25%              -27.11% to
                                                                                                         -25.80%
       2001                                              0.13%              0.50% to 2.25%           -3.40% to -1.97%
       2000                                                *                       *                        *

   Capital Guardian Small Cap Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Core Bond
       2002                                              3.72%              0.80% to 2.55%            3.69% to 8.23%
       2001                                              0.40%              0.80% to 2.25%            0.53% to 1.64%
       2000                                                *                       *                        *

   Core Bond Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Developing World
       2002                                                -                0.80% to 2.25%          -12.70% to -11.45%
       2001                                              1.18%              0.80% to 2.25%           -7.10% to -5.97%
       2000                                                *                       *                        *

   Developing World Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Diversified Mid-Cap
       2002                                              0.29%              0.90% to 2.25%          -21.13% to -20.11%
       2001                                              0.48%              0.90% to 2.25%           -8.41% to -7.79%
       2000                                                *                       *                        *

                                      231a

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Diversified Mid-Cap Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Equity Growth
       2002                                               ***               0.90% to 2.25%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Equity Growth Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Equity Income
       2002                                              1.34%              0.50% to 2.25%          -15.14% to -13.64%
       2001                                              1.95%              0.50% to 2.25%           -0.58% to 1.46%
       2000                                                *                       *                        *

   Equity Income Advisor
       2002                                               ***               1.40% to 1..85%                ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Equity Opportunity
       2002                                              0.13%              0.80% to 2.25%              -30.85% to
                                                                                                         -29.82%
       2001                                              0.07%              0.80% to 2.25%          -14.67% to -13.67%
       2000                                                *                       *                        *

   Equity Opportunity Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231b

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Focus Value
       2002                                               ***               0.90% to 2.25%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Focus Value Advisor
       2002                                               ***               1.65% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Fully Managed
       2002                                              1.72%              0.80% to 2.25%           -1.79% to -0.33%
       2001                                              3.34%              0.80% to 2.25%            7.85% to 9.02%
       2000                                                *                       *                        *

   Fully Managed Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Fundamental Growth Focus
       2002                                               ***               0.90% to 2.15%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Fundamental Growth Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Global Franchise
       2002                                               ***               0.80% to 2.25%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      213c

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Global Franchise Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Growth
       2002                                                -                0.50% to 2.25%          -31.16% to -29.91%
       2001                                                -                0.50% to 2.25%          -31.55% to -30.59%
       2000                                                *                       *                        *

   Growth Advisor
       2002                                               ***               1.40% to 1.75%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Hard Assets
       2002                                              0.68%              0.50% to 2.25%           -1.50% to 4.32%
       2001                                                -                0.80% to 2.25%          -13.82% to -12.84%
       2000                                                *                       *                        *

   Hard Assets Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   International Enhanced EAFE
       2002                                               ***               0.90% to 2.40%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   International Enhanced EAFE Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231d

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   International Equity
       2002                                              0.75%              0.90% to 2.25%          -18.76% to -16.93%
       2001                                                -                0.90% to 2.10%          -24.87% to -22.18%
       2000                                                *                       *                        *

   International Equity Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Internet Tollkeeper
       2002                                                -                0.90% to 2.25%          -39.50% to -38.61%
       2001                                               **                0.90% to 2.25%                  **
       2000                                               **                      **                        **

   Internet Tollkeeper Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Investors
       2002                                              0.81%              0.90% to 2.25%          -24.69% to -23.67%
       2001                                              1.30%              0.90% to 2.25%           -6.16% to -5.13%
       2000                                                *                       *                        *

   Investors Advisor
       2002                                               ***               1.65% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   J.P. Morgan Fleming Small Cap Equity
       2002                                               ***               0.90% to 2.40%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231e

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   J.P. Morgan Fleming Small Cap Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Janus Growth and Income
       2002                                              0.45%              0.90% to 2.55%              -21.75% to
                                                                                                         -20.16%
       2001                                              1.02%              0.90% to 2.25%          -11.18% to -10.34%
       2000                                                *                       *                        *

   Janus Growth and Income Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Large Cap Value
       2002                                              0.25%              0.50% to 2.25%              -25.48% to
                                                                                                         -24.22%
       2001                                              0.25%              0.50% to 2.25%           -5.43% to -4.44%
       2000                                                *                       *                        *

   Large Cap Value Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Limited Maturity Bond
       2002                                              3.62%              0.50% to 2.25%            4.82% to 6.68%
       2001                                              4.84%              0.50% to 2.25%            6.78% to 8.30%
       2000                                                *                       *                        *

   Liquid Asset
       2002                                              1.42%              0.50% to 2.55%           -1.17% to 0.96%
       2001                                              3.59%              0.50% to 2.55%            1.86% to 3.01%
       2000                                                *                       *                        *

                                      231f

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Liquid Asset Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Managed Global
       2002                                              0.13%              0.50% to 2.25%          -22.00% to -20.59%
       2001                                              0.13%              0.50% to 2.25%          -13.60% to -12.34%
       2000                                                *                       *                        *

   Managed Global Advisor
       2002                                               ***               1.75% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Mid-Cap Growth
       2002                                                -                0.50% to 2.25%          -49.97% to -49.07%
       2001                                              0.37%              0.50% to 2.25%          -25.09% to -24.25%
       2000                                                *                       *                        *

   Mid-Cap Growth Advisor
       2002                                               ***               1.40% to 1.80%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Real Estate
       2002                                              3.73%              0.50% to 2.25%           -2.05% to 0.31%
       2001                                              4.29%              0.50% to 2.25%            6.07% to 7.28%
       2000                                                *                       *                        *

   Real Estate Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231g

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Research
       2002                                              0.41%              0.80% to 2.55%          -28.35% to -25.45%
       2001                                              0.12%              0.80% to 2.25%          -22.97% to -22.09%
       2000                                                *                       *                        *

   Research Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Special Situations
       2002                                                -                0.90% to 2.25%          -27.58% to -26.61%
       2001                                              0.37%              0.90% to 2.25%           -6.87% to -6.19%
       2000                                                *                       *                        *

   Special Situations Advisor
       2002                                               ***               1.40% to 1.75%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Strategic Equity
       2002                                                -                0.80% to 2.25%          -33.26% to -32.24%
       2001                                                -                0.80% to 2.25%          -22.66% to -21.78%
       2000                                                *                       *                        *

   Strategic Equity Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Total Return
       2002                                              2.36%              0.50% to 2.55%           -7.51% to -5.56%
       2001                                              4.88%              0.50% to 2.55%           -1.44% to -0.32%
       2000                                                *                       *                        *

                                      231h

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Total Return Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Value Equity
       2002                                              0.69%              0.80% to 2.55%          -20.82% to -17.70%
       2001                                              0.85%              0.80% to 2.25%           -6.21% to -5.21%
       2000                                                *                       *                        *

   Value Equity Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Van Kampen Growth and Income
       2002                                              0.84%              0.50% to 2.25%          -16.69% to -15.19%
       2001                                              0.30%              0.50% to 2.25%          -13.63% to -12.68%
       2000                                                *                       *                        *

   Van Kampen Growth and Income Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   AIM VARIABLE INSURANCE FUNDS:
   AIM V.I. Dent Demographic Trends
       2002                                              0.00%              0.95% to 2.55%          -34.00% to -32.91%
       2001                                               **                0.95% to 2.25%                  **
       2000                                               **                      **                        **

                                      231i

                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   AIM VARIABLE INSURANCE FUNDS (CONTINUED):
   AIM V.I. Growth
       2002                                                -                0.95% to 2.55%          -32.94% to -31.79%
       2001                                              1.09%              0.95% to 1.90%                  **
       2000                                               **                      **                        **

   AIM V.I. Capital Appreciation
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   AIM V.I. Core Equity
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   AIM V.I. Premier Equity
       2002                                               ***               0.75 % to 0.95%                ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:
   Alliance Bernstein Value
       2002                                              0.17%              0.95% to 2.55%          -15.23% to -13.83%
       2001                                               **                0.95% to 2.40%                  **
       2000                                               **                      **                        **

   Alliance Growth and Income
       2002                                              3.91%              0.95% to 2.55%          -24.45% to -23.00%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   Alliance Premier Growth
       2002                                                -                0.95% to 2.55%          -32.66% to -31.52%
       2001                                               **                0.95% to 2.40%                  **
       2000                                               **                      **                        **

                                      231j

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
   Fidelity(R) VIP GrowtH
       2002                                                 0.02%              0.90% to 2.55%         -32.32% to -30.79%
       2001                                                  **                0.95% to 1.90%                 **
       2000                                                  **                      **                       **

   Fidelity(R) VIP Equity-Income
       2002                                                 1.09%              0.75% to 2.55%         -18.95% to -17.69%
       2001                                                  **                0.95% to 2.20%                 **
       2000                                                  **                      **                       **

   Fidelity(R)VIP Contrafund(R)
       2002                                                 0.37%              0.75% to 2.55%         -12.19% to -10.28%
       2001                                                  **                0.95% to 1.90%                 **
       2000                                                  **                      **                       **

   Fidelity(R) VIP Overseas
       2002                                                  ***                    0.75%                     ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
      TRUST:
   Franklin Small Cap Value Securities
       2002                                                  ***               0.75% to 0.95%                 ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

   GREENWICH STREET SERIES FUND:
   Greenwich Appreciation
       2002                                                 1.50%              1.25% to 1.40%         -18.69% to -18.58%
       2001                                                 1.15%              1.25% to 1.40%          -5.32% to -5.18%
       2000                                                   *                       *                        *

                                      231k

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GALAXY VIP FUND:
   Galaxy VIP Asset Allocation
       2002                                              2.08%              1.40% to 1.80%          -17.44% to -17.17%
       2001                                              2.29%              1.40% to 1.80%           -9.13% to -8.72%
       2000                                                *                       *                        *

   Galaxy VIP Equity
       2002                                              0.23%              1.40% to 1.90%          -29.17% to -28.66%
       2001                                                -                1.40% to 1.80%             '-19.72% to
                                                                                                         -19.28%
       2000                                                *                       *                        *

   Galaxy VIP Growth and Income
       2002                                              0.09%              1.40% to 1.90%          -27.84% to -27.31%
       2001                                              0.15%              1.40% to 1.80%           -5.67% to -5.28%
       2000                                                *                       *                        *

   Galaxy VIP High Quality Bond
       2002                                              4.71%              1.40% to 1.80%            8.36% to 8.89%
       2001                                              5.35%              1.40% to 1.80%            5.88% to 5.89%
       2000                                                *                       *                        *

   Galaxy VIP Small Company Growth
       2002                                                -                1.40% to 1.90%          -34.18% to -33.87%
       2001                                                -                1.40% to 1.90%           -2.11% to -1.57%
       2000                                                *                       *                        *

   ING GET FUND:
   ING GET Fund - Series N
       2002                                              1.35%              0.95% to 1.90%           -2.73% to -1.75%
       2001                                              2.25%              0.95% to 1.90%                  **
       2000                                               **                      **                        **

                                      231l

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING GET FUND (CONTINUED):
   ING GET Fund - Series P
       2002                                              0.07%              0.75% to 2.55%           -1.80% to -0.20%
       2001                                               **                0.95% to 2.55%                  **
       2000                                               **                      **                        **

   ING GET Fund - Series Q
       2002                                              2.51%              0.75% to 2.55%           -0.70% to 1.20%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   ING GET Fund - Series R
       2002                                               ***               0.75% to 2.55%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING GET Fund - Series S
       2002                                               ***               0.75% to 2.55%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING GET Fund - Series T
       2002                                               ***               0.75% to 2.55%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING GET Fund - Series U
       2002                                               ***               0.75% to 2.20%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231m

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING PARTNERS, INC.:
   ING Alger Growth
       2002                                                ***                    0.75%                     ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   ING American Century Small Cap Value
       2002                                                ***                    0.95%                     ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   ING J.P. Morgan Mid Cap Value
       2002                                                ***               0.95% to 2.55%                 ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   ING MFS(R)Capital Opportunities (Initial Class)
       2002                                                 -                0.95% to 2.40%         -37.64% to -32.29%
       2001                                                **                0.95% to 1.90%                 **
       2000                                                **                      **                       **

   ING MFS(R)Capital Opportunities (Sevice Class)
       2002                                                ***                    0.75%                     ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   ING MFS(R) Global Growth
       2002                                                ***               0.75% to 2.20%                 ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

                                      231n

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING PARTNERS, INC. (CONTINUED):
   ING OpCap Balanced Value
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING PIMCO Total Return
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING Salomon Bros. Capital
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING Salomon Bros. Investors Value
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING Scudder International Growth
       2002                                               ***               0.75% to 0.95%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING T. Rowe Price Growth Equity
       2002                                               ***               0.75% to 0.95%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING UBS Tactical Asset Allocation Division
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231o

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING PARTNERS, INC. (CONTINUED):
   ING Van Kampen Comstock Division
       2002                                               ***               0.75% to 2.40%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING VARIABLE INSURANCE TRUST:
   ING VP Worldwide Growth
       2002                                              0.02%              0.90% to 2.55%          -27.02% to -25.42%
       2001                                                -                0.90% to 2.25%          -20.18% to -19.36%
       2000                                                *                       *                        *

   ING VP BOND PORTFOLIO:
   ING VP Bond
       2002                                               ***               0.80% to 2.25%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING VARIABLE PORTFOLIOS, INC.:
   ING VP Growth
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING VP Index Plus LargeCap
       2002                                              0.15%              0.75% to 2.55%          -29.03% to -22.23%
       2001                                              2.73%              0.95% to 1.90%                  **
       2000                                               **                      **                        **

   ING VP Index Plus MidCap
       2002                                              0.31%              0.75% to 2.55%          -14.79 to -12.82%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

                                      231p

                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING VARIABLE PORTFOLIOS, INC. (CONTINUED):
   ING VP Index Plus SmallCap
       2002                                              0.36%              0.75% to 2.55%          -15.89% to -13.95%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   ING VP Small Company
       2002                                               ***               0.75% to 0.95%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING VP Value Opportunity
       2002                                              0.40%              0.75% to 2.55%          -28.22% to -26.66%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   ING VARIABLE PRODUCTS TRUST:
    ING VP Convertible
       2002                                              3.17%              0.95% to 2.55%           -9.37% to -7.79%
       2001                                             -10.36%             0.95% to 2.20%                  **
       2000                                               **                      **                        **

   ING VP Growth Opportunities
       2002                                                -                0.75% to 2.25%          -33.03% to -32.10%
       2001                                               **                0.90% to 2.25%                  **
       2000                                               **                      **                        **

   ING VP International Value
       2002                                               ***               0.75% to 0.95%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231q

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING VARIABLE PRODUCTS TRUST (CONTINUED):
   ING VP Large Company Value
       2002                                              1.28%              0.95% to 2.55%          -24.40% to -23.16%
       2001                                              0.92%              0.95% to 2.55%                  **
       2000                                               **                      **                        **

   ING VP LargeCap Growth
       2002                                              0.48%              0.95% to 2.25%          -36.68% to -35.45%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   ING VP MagnaCap
       2002                                              1.02%              0.90% to 2.25%          -24.73% to -23.74%
       2001                                              1.36%              0.90% to 2.25%                  **
       2000                                               **                      **                        **

   ING VP MidCap Opportunities
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING VP SmallCap Opportunities
       2002                                              0.00%              0.75% to 2.25%          -45.05% to -44.14%
       2001                                               **                0.90% to 2.25%                  **
       2000                                               **                      **                        **

   INVESCO VARIABLE INVESTMENT FUNDS, INC.:
   INVESCO VIF - Financial Services
       2002                                              1.15%              0.90% to 2.55%          -17.15% to -15.76%
       2001                                              2.70%              0.95% to 2.25%                  **
       2000                                               **                      **                        **

                                      231r

                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   INVESCO VARIABLE INVESTMENT FUNDS, INC.
     (CONTINUED):
   INVESCO VIF - Health Sciences
       2002                                                   -                0.90% to 2.55%         -26.42% to -24.98%
       2001                                                 3.60%              0.95% to 2.55%                 **
       2000                                                  **                      **                       **

   INVESCO VIF - Leisure
       2002                                                  ***               0.95% to 2.25%                 ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

   INVESCO VIF - Utilities
       2002                                                 1.12%              0.95% to 2.55%         -22.62% to -20.91%
       2001                                                 3.07%              0.95% to 1.90%                 **
       2000                                                  **                      **                       **

   JANUS ASPEN SERIES:
   Janus Aspen Series Balanced
       2002                                                  ***               0.75% to 1.10%                 ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

   Janus Aspen Series Flexible Income
       2002                                                  ***               0.75% to 0.95%                 ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

   Janus Aspen Series Growth
       2002                                                  ***                    0.75%                     ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

                                      231s

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   JANUS ASPEN SERIES (CONTINUED):
   Janus Aspen Series Worldwide Growth
       2002                                               0.52%              0.75% to 2.55%          -27.58% to 26.20%
       2001                                               0.33%              0.95% to 2.40%                 **
       2000                                                **                      **                       **

   OPPENHEIMER VARIABLE ACCOUNTS FUND:
   Oppenheimer Global Securities
       2002                                                ***               0.75% to 1.10%                 ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   Oppenheimer Strategic Bond
       2002                                                ***               0.75% to 0.95%                 ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   PIMCO VARIABLE INSURANCE TRUST:
   PIMCO High Yield
       2002                                               8.20%              0.80% to 2.55%          -4.80% to -1.63%
       2001                                               7.91%              0.50% to 2.25%           0.30% to 1.57%
       2000                                                 *                       *                        *

   PIMCO StocksPLUS Growth and Income
       2002                                               2.69%              0.80% to 2.25%         -22.00% to -20.84%
       2001                                               4.22%              0.80% to 2.25%         -13.15% to -12.17%
       2000                                                 *                       *                        *

   PIONEER VARIABLE CONTRACTS TRUST:
    Pioneer Equity-Income VCT
       2002                                                ***               0.75% to 0.95%                 ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

                                      231t

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   PIONEER VARIABLE CONTRACTS TRUST (CONTINUED):
   Pioneer Fund VCT
       2002                                              1.08%              0.80% to 2.55%          -21.47% to -19.87%
       2001                                              0.91%              0.95% to 1.90%                  **
       2000                                               **                      **                        **

   Pioneer Mid-Cap Value VCT
       2002                                              0.56%              0.75% to 2.25%          -13.36% to -12.03%
       2001                                               **                1.25% to 2.25%                  **
       2000                                               **                      **                        **

   Pioneer Small Company VCT
       2002                                              0.03%              0.95% to 2.55%          -19.29% to -17.90%
       2001                                               **                0.95% to 2.55%                  **
       2000                                               **                      **                        **

   PROFUNDS VP:
   ProFund VP Bull
       2002                                                -                0.90% to 2.25%          -25.68% to -24.66%
       2001                                               **                1.25% to 2.25%                  **
       2000                                               **                      **                        **

   ProFund VP Europe 30
       2002                                                -                0.90% to 2.25%          -27.49% to -26.42%
       2001                                               **                0.90% to 2.25%                  **
       2000                                               **                      **                        **

   ProFund VP Small-Cap
       2002                                                -                0.90% to 2.25%          -24.20% to -23.15%
       2001                                               **                1.25% to 2.25%                  **
       2000                                               **                      **                        **

                                      231u

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   PRUDENTIAL SERIES FUND, INC.:
   Prudential Jennison
       2002                                                -                0.90% to 2.55%          -33.33% to -31.81%
       2001                                                -                0.90% to 2.25%          -20.20% to -19.62%
       2000                                                *                       *                        *

   Prudential SP Jennison International Growth
       2002                                                -                0.90% to 2.55%          -25.05% to -23.53%
       2001                                              0.24%              0.90% to 2.25%          -37.19% to -36.52%
       2000                                                *                       *                        *

   PUTNAM VARIABLE TRUST:
   Putnam VT Growth and Income
       2002                                              1.62%              0.95% to 2.55%          -21.30% to -19.79%
       2001                                               **                0.95% to 2.20%                  **
       2000                                               **                      **                        **

   Putnam VT International Growth and Income
       2002                                              0.28%              0.95% to 2.55%          -16.21% to -14.65%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   Putnam VT Voyager Fund II
       2002                                              0.00%              0.95% to 2.55%          -31.34% to -30.22%
       2001                                               **                0.95% to 2.40%                  **
       2000                                               **                      **                        **

   TRAVELERS SERIES FUND INC.:
   Smith Barney High Income
       2002                                             24.02%              1.25% to 1.40%           -4.57% to -4.44%
       2001                                             12.01%              1.25% to 1.40%           -5.14% to -4.94%
       2000                                                *                       *                        *

                                      231v

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   TRAVELERS SERIES FUND INC. (CONTINUED):
   Smith Barney International All Cap Growth
       2002                                               0.95%              1.25% to 1.40%         -26.74% to -26.64%
       2001                                                 -                1.25% to 1.40%         -32.13% to -32.03%
       2000                                                 *                       *                        *

   Smith Barney Large Cap Value
       2002                                               3.74%              1.25% to 1.40%         -26.46% to -26.30%
       2001                                               1.39%              1.25% to 1.40%          -9.45% to -9.33%
       2000                                                 *                       *                        *

   Smith Barney Money Market
       2002                                               1.30%              1.25% to 1.40%           -0.16% to 0.00%
       2001                                               3.49%              1.25% to 1.40%           2.28% to 2.42%
       2000                                                 *                       *                        *

   UBS SERIES TRUST:
   UBS Tactical Allocation
       2002                                               0.45%              0.95% to 2.55%         -25.08% to -23.67%
       2001                                                **                0.95% to 2.20%                 **
       2000                                                **                      **                       **


        *       Not provided for 2000.
        **      As this Division is new in 2001, this data is not meaningful and is therefore not presented.
        ***     As this Division is new in 2002, this data is not meaningful and is therefore not presented

                                      231w

                       STATEMENT OF ADDITIONAL INFORMATION


                            WELLS FARGO ING LANDMARK



                          DEFERRED COMBINATION VARIABLE
                           AND FIXED ANNUITY CONTRACT




                                    ISSUED BY
                               SEPARATE ACCOUNT B


                                       OF
                   ING USA ANNUITY AND LIFE INSURANCE COMPANY


This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the ING USA Annuity and Life Insurance Company Deferred Variable Annuity Contract, which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to ING USA Annuity and Life Insurance Company, Customer Service Center, P.O. Box 9271 Des Moines, IA 50306-9271 or telephone 1-800-366-0066.



                               DATE OF PROSPECTUS
                                       AND
                      STATEMENT OF ADDITIONAL INFORMATION:

                                February 13, 2004

                                Table of Contents

         Item                                                         Page

Introduction.......................................................
Description of ING USA Annuity and Life Insurance Company..........
Separate Account B ................................................
Safekeeping of Assets .............................................
The Administrator..................................................
Independent Auditors...............................................
Distribution of Contracts..........................................
IRA Partial Withdrawal Option......................................
Other Information..................................................
Financial Statements of Golden American Life Insurance Company.....
Financial Statements of Golden American Separate Account B.........

INTRODUCTION

This Statement of Additional Information provides background information regarding Separate Account B.


DESCRIPTION OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) ("ING USA), is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings, Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. Golden American's consolidated financial statements appear in the Statement of Additional Information.

As of December 31, 2002, ING USA had approximately $999.1 million in stockholder's equity and approximately $17.6 billion in total assets, including approximately $11 billion of separate account assets. ING USA is authorized to do business in all jurisdictions except New York. ING USA offers variable insurance products. ReliaStar Life Insurance Company of New York ("RLNY") an affiliate of ING is licensed to do variable annuity business in the state of New York.


SEPARATE ACCOUNT B

Separate Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contracts. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.


SAFEKEEPING OF ASSETS

ING USA acts as its own custodian for Separate Account B.


THE ADMINISTRATOR

Effective January 1, 1997, Equitable Life Insurance Company of Iowa ("Equitable Life") and ING USA became parties to a service agreement pursuant to which Equitable Life agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to ING USA. Expenses incurred by Equitable Life in relation to this service agreement were reimbursed by ING USA on an allocated cost basis. Equitable Life billed ING USA $570,000 and $309,000 pursuant to the service agreement in 2002 and 2001, respectively. Effective January 1, 2004, Equitable Life was merged into ING USA.


INDEPENDENT AUDITORS

Ernst & Young LLP, independent auditors, performs annual audits of ING USA (formerly Golden American Life Insurance Company) and Separate Account B.


DISTRIBUTION OF CONTRACTS

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc. ("DSI"), an affiliate of ING USA, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the "variable insurance products") issued by ING USA. The contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with DSI. For the years ended 2002, 2001 and 2000 commissions paid by ING USA, including amounts paid by its affiliated Company, RLNY, to DSI aggregated $287,208,000, $223,321,000 and $208,883,000, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. DSI is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Under a management services agreement, last amended in 1995, ING USA provides to DSI certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. ING USA charges DSI for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by ING USA's employees on behalf of DSI. In the opinion of management, this method of cost allocation is reasonable. This fee, calculated as a percentage of average assets in the variable separate accounts, was $25,914,000, $23,138,000, and $21,296,000 for the years ended 2002, 2001, and 2000, respectively.


PUBLISHED RATINGS
From time to time, the rating of ING USA as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A+ + to F. An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

ACCUMULATION UNIT VALUE
The calculation of the Accumulation Unit Value ("AUV") is discussed in the prospectus for the Contracts under Condensed Financial Information. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below are calculated for a Contract issued with the death benefit option with the highest mortality and expense risk charge. The mortality and expense risk charge associated with other death benefit options are lower than that used in the examples and would result in higher AUV's or contract values.


Illustration of Calculation of AUV
         Example 1.

1.   AUV, beginning of period                                           $ 10.00
2.   Value of securities, beginning of period                           $ 10.00
3.   Change in value of securities                                      $  0.10
4.   Gross investment return (3) divided by (2)                            0.01
5.   Less daily mortality and expense charge                         0.00004280
6.   Less asset based administrative charge                          0.00000411
7.   Net investment return (4) minus (5) minus (6)                  0.009953092
8.   Net investment factor (1.000000) plus (7)                      1.009953092
9.   AUV, end of period  (1) multiplied by (8)                    $ 10.09953092

Illustration of Purchase of Units (Assuming no state premium tax)
         Example 2.

1.   Initial premium payment                                            $ 1,000
2.   AUV on effective date of purchase (see Example 1)                  $ 10.00
3.   Number of units purchased (1) divided by (2)                           100
4.   AUV for valuation date following purchase
     (see Example 1)                                              $ 10.09953092
5.   Contract Value in account for valuation date
     following purchase (3) multiplied by (4)                        $ 1,009.95


IRA PARTIAL WITHDRAWAL OPTION

If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code") are made. Under the Code, distributions must begin no later than April 1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.

ING USA notifies the contract owner of these regulations with a letter mailed in the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment mode selected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when ING USA receives the completed election form. ING USA calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the contract value by the life expectancy. In the first year withdrawals begin; we use the contract value as of the date of the first payment. Thereafter, we use the contract value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner.

OTHER INFORMATION

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

CONSOLIDATED FINANCIAL STATEMENTS OF GOLDEN AMERICAN LIFE INSURANCE COMPANY (NOW ING USA ANNUITY AND LIFE INSURANCE COMPANY)

The consolidated financial statements of Golden American Life Insurance Company, (as of January 1, 2004 now named ING USA Annuity and Life Insurance Company) are listed below and are included in this Statement of Additional
Information:

Audited Consolidated Financial Statements
Report of Independent Auditors
     Consolidated Income Statements for the years ended December 31,
     2002, 2001 and 2000 Consolidated Balance Sheets as of December 31,
     2002 and 2001 Consolidated Statements of Changes in Shareholder's
     Equity for the years ended December 31, 2002, 2001 and 2000
     Consolidated Statements of Cash Flows for the years ended December
     31, 2002, 2001 and 2000
Unaudited Condensed Consolidated Financial Statements
     Unaudited Condensed Consolidated Statements of Income for the
         three and nine months ended September 30, 2003 and 2002
     Unaudited Condensed Consolidated Balance Sheets as of September 30, 2003 Unaudited Condensed Consolidated Statements of Changes in
         Shareholder's Equity for the nine months ended September 30, 2003 and 2002
     Unaudited Condensed Consolidated Statements of Cash Flows for the
         nine months ended September 30, 2003 and 2002
     Notes to Unaudited Condensed Consolidated Financial Statements
Other Financial Statements and Exhibits
     Financial Statements of Business Acquired
     Unaudited Pro Forma Financial Information in Accordance with Accounting
         Principles Generally Accepted in the United States of America Financial Statements-Statutory Basis of Ameribest Life Insurance Company
         as of December 31, 2002 and 2001
     Financial Statements-Statutory Basis of Equitable Life Insurance
         Company of Iowa as of December 31, 2002 and 2001
     Financial Statements-Statutory Basis of United Life and Annuity
         Insurance Company as of December 31, 2002 and 2001
     Financial Statements-Statutory Basis of USG Annuity & Life Company as of
         December 31, 2002 and 2001

FINANCIAL STATEMENTS OF SEPARATE ACCOUNT B

The audited financial statements of Golden American Life Insurance Company Separate Account B, (as of January 1, 2004 now named ING USA Annuity and Life Insurance Company) are listed below and are included in this Statement of Additional Information:

         Audited Financial Statements of Separate Account B
         Report of Independent Auditors
              Statement of Assets and Liabilities as of December 31, 2002 Statement of Operations for the year ended December 31, 2002 Statements of Changes in Net Assets for the years ended December 31, 2002 and 2001
         Unaudited Financial Statements of Separate Account B
              Unaudited Statement of Assets and Liabilities as of September 30, 2003 Unaudited Statement of Operations for the nine months ended September 30, 2003 Unaudited Statement of Changes in Net Assets for the quarter ended September 30, 2003 Notes to Unaudited Financial Statements

Financial Statements-Unaudited
Golden American Life Insurance Company
Separate Account B
Nine months ended September 30, 2003

                       This page intentionally left blank.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                              Financial Statements
                      Nine months ended September 30, 2003



                                    Contents


Statement of Assets and Liabilities-Unaudited                                  1
Statement of Operations-Unaudited                                             35
Statements of Changes in Net Assets-Unaudited                                 69
Notes to Financial Statements-Unaudited                                      112

                       This page intentionally left blank.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                   AIM V.I.
                                                     AIM V.I.        AIM V.I.        Dent                            AIM V.I.
                                                     Capital          Core        Demographic       AIM V.I.         Premier
                                                  Appreciation       Equity          Trends         Growth           Equity
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $          58   $         155   $      40,460   $       1,759   $         131
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                                58             155          40,460           1,759             131

Liabilities
Payable to Golden American Life
  Insurance Company                                          -               -               8               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            -               -               8               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                       $          58   $         155   $      40,452   $       1,759   $         131
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $          58   $         155   $      40,452   $       1,759   $         131
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $          58   $         155   $      40,452   $       1,759   $         131
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                       3,054           8,168       8,663,765         132,383           7,180
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $          59   $         144   $      37,587   $       1,606   $         124
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                   Alliance        Alliance
                                                   Bernstein       Bernstein       Alliance
                                                  Growth and       Premier         Bernstein     Fidelity(R)VIP  Fidelity(R)VIP
                                                    Income          Growth           Value        Contrafund(R)   Equity-Income
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $       7,971   $       3,241   $       5,197   $      13,309   $      87,373
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                             7,971           3,241           5,197          13,309          87,373

Liabilities
Payable to Golden American Life
  Insurance Company                                          1               -               1               1              13
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            1               -               1               1              13
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                       $       7,970   $       3,241   $       5,196   $      13,308   $      87,360
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $       7,970   $       3,241   $       5,196   $      13,308   $      87,360
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $       7,970   $       3,241   $       5,196   $      13,308   $      87,360
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                     411,523        164,6664         527,061         646,672       4,353.407
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $       7,943   $       3,045   $       4,892   $      12,393   $      82,504
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                   Franklin
                                                                   Fidelity (R)    Small Cap
                                                Fidelity(R) VIP        VIP           Value         Greenwich
                                                     Growth         Overseas       Securities     Appreciation
                                                 --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $     123,248   $          32   $         200   $         605
                                                 --------------  --------------  --------------  --------------

Total assets                                           123,248              32             200             605

Liabilities
Payable to Golden American Life
  Insurance Company                                         18               -               -               -
                                                 --------------  --------------  --------------  --------------

Total liabilities                                           18               -               -               -
                                                 --------------  --------------  --------------  --------------
Net assets                                       $     123,230   $          32   $         200   $         605
                                                 ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $     123,230   $          32   $         200   $         605
Contracts in payout
  (annuitization) period                                     -               -               -               -
                                                 --------------  --------------  --------------  --------------
Total net assets                                 $      23,230   $          32   $         200   $         605
                                                 ==============  ==============  ==============  ==============
Total number of mutual fund shares                   4,457,431           2,424          18,555          30,587
                                                 ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $      15,063   $          31   $         197   $         640
                                                 ==============  ==============  ==============  ==============



   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                    ING GET         ING GET         ING GET         ING GET          ING GET
                                                     Fund-           Fund-           Fund-           Fund-            Fund-
                                                    Series N        Series P        Series Q        Series R         Series S
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $      25,630   $     119,323   $     138,451   $     140,725   $     173,164
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                            25,630         119,323         138,451         140,725         173,164

Liabilities
Payable to Golden American Life
  Insurance Company                                          -              23              25              18               9
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            -              23              25              18               9
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                              25,630         119,300         138,426         140,707         173,155
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $      25,630   $     119,300   $     138,426   $     140,707   $     173,155
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $      25,630   $     119,300   $     138,426   $     149,707   $     173,155
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                   2,517,647      11,675,397      13,274,275      13,389,654      16,539,019
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $      25,375   $     117,312   $     133,102   $     134,150   $     165,782
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                                                    ING GET
                                                                                                    ING GET        U.S. Core
                                                    ING GET         ING GET        ING GET         U.S. Core       Portfolio-
                                                     Fund-           Fund-          Fund-          Portfolio-       Series 2
                                                    Series T        Series U       Series V         Series 1      (Guaranteed)
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $     170,176   $     178,613   $     360,499   $     237,648   $       2,191
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                           170,176         178,613         360,499         237,648           2,191

Liabilities
Payable to Golden American Life
  Insurance Company                                         44              40              61              19               -
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                           44              40              61              19               -
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                             170,132         178,573         360,438         237,629           2,191
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $     170,132   $     178,853   $     360,438   $     237,629   $       2,191
Contracts in payout
 (annuitization) period                                      -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $     170,132   $     178,573   $     360,438  $      237,629   $       2,191
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                  16,238,196      17,075,854      36,936,396      23,646,550           2,191
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $      25,375   $     117,312   $     133,102   $     134,150   $     165,782
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                     ING AIM                     ING Alliance
                                                     ING AIM         Mid-Cap     ING Alliance        Mid-Cap          ING
                                                     Mid-Cap         Growth         Mid-Cap          Growth         American
                                                     Growth          Advisor         Growth          Advisor          Funds
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $     182,362   $       1,756   $     380,377   $       2,444   $      15,129
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                           182,362           1,756         380,377           2,444          15,129

Liabilities
Payable to Golden American Life
  Insurance Company                                         54               -              95               -               2
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                           54               -              95               -               2
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                             182,308           1,756         380,282           2,444          15,127
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $     182,141   $       1,756   $     380,282   $       2,444   $      15,127
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $     182,308   $       1,756   $     380,282  $        2,444   $      15,127
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                  16,024,805         154,594      29,810,078         191,652         373,284
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $     155,197   $       1,631   $     288,224   $       2,197   $      15,642
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                                   ING Capital
                                                                                   ING Capital       Guardian       ING Capital
                                                 ING American    ING American       Guardian        Large Cap        Guardian
                                                     Funds           Funds          Large Cap         Value           Managed
                                                 Growth-Income   International        Value          Advisor          Global
                                                 --------------  --------------  --------------  --------------  --------------


Assets
Investments in mutual funds
  at fair value                                  $      12,536   $       4,371   $     455,675   $       4,732   $     292,382
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                            12,536           4,371         455,675           4,732         292,382

Liabilities
Payable to Golden American Life
  Insurance Company                                          1               -              85               -              58
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            1               -              85               -              58
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                              12,535           4,371         455,590           4,732         292,324
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $      12,535   $       4,371   $     455,590   $       4,732   $     292,223
Contracts in payout
  (annuitization) period                                     -               -               -               -             101
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $      12,535   $       4,371   $     455,590  $        4,732   $     292,324
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                     417,465         369,813      48,631,305         504,501      29,623,282
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $      12,794   $       4,428   $     454,352   $       4,250   $     287,934
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                   ING Capital
                                                    Guardian                      ING Capital                         ING
                                                     Managed      ING Capital      Guardian          ING           Developing
                                                     Global        Guardian        Small Cap      Developing          World
                                                     Advisor       Small Cap         Advisor         World           Advisor
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $         975   $     450,238   $       2,301   $      80,397   $       1,051
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                               975         450,238           2,301          80,397           1,051

Liabilities
Payable to Golden American Life
  Insurance Company                                          -             113               -              21               -
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            -             113               -              21               -
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                                 975         450,125           2,301          80,376           1,051
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $         975   $     450,094   $       2,301   $      80,306   $       1,051
Contracts in payout
  (annuitization) period                                     -              31               -              70               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $         975   $     450,125   $       2,301  $       80,376   $       1,051
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                      98,930      46,368,440         236,926       9,999,679         130,998
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $         911   $     375,397   $       2,103   $      68,549   $         909
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                   ING Eagle                       ING FMR            ING
                                                   ING Eagle      Asset Value       ING FMR       Diversified     Goldman Sachs
                                                  Asset Value       Equity        Diversified       Mid-Cap         Internet
                                                     Equity         Advisor         Mid-Cap         Advisor        Tollkeeper
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $     183,411   $         754   $     135,719   $       2,646   $      36,843
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                           183,411             754         135,719           2,646          36,843

Liabilities
Payable to Golden American Life
  Insurance Company                                         43               -              26               -               6
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                           43               -              26               -               6
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                             183,368             754         135,693           2,646          36,837
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $     183,355   $         754   $     135,693   $       2,646   $      36,837
Contracts in payout
  (annuitization) period                                    13               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $     193,368   $         754   $     135,693   $       2,646   $      36,837
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                  12,980,258          53,393      15,599,939         303,790       6,234,018
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $     191,753   $         709   $     133,204   $       2,427   $      33,328
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)





                                                      ING
                                                  Goldman Sachs                       ING
                                                    Internet          ING             Hard                            ING
                                                   Tollkeeper         Hard           Assets           ING        International
                                                     Advisor         Assets          Advisor     International       Advisor
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $       1,432   $      95,582   $       1,600   $     141,696   $       3,005
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                             1,432          95,852           1,600         141,696           3,005

Liabilities
Payable to Golden American Life
  Insurance Company                                          -              19               -              33               -
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            -              19               -              33               -
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                               1,432           95,833          1,600         141,663           3,005
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $       1,432   $      95,809   $       1,600   $     141,663   $       3,005
Contracts in payout
  (annuitization) period                                     -              24               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $       1,432   $      95,833   $       1,600   $     141,663   $       3,005
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                     242,786       7,863,144         131,113      18,004,544         381,368
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $       1,391   $      80,721   $       1,393   $     135,595   $       2,678
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                      ING
                                                      ING         Janus Growth                     ING Janus     ING Jennison
                                                  Janus Growth     and Income      ING Janus    Special Equity      Equity
                                                   and Income       Advisor      Special Equity     Advisor      Opportunities
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $     201,439   $       5,427   $      42,189   $         445   $     288,272
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                           201,439           5,427          42,189             445         288,272

Liabilities
Payable to Golden American Life
  Insurance Company                                         40               1              10               -              82
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                           40               1              10               -              82
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                             201,399           5,426          42,179             445         288,190
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $     201,399   $       5,426   $      42,179   $         445   $     287,990
Contracts in payout
  (annuitization) period                                     -               -               -               -             200
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $     201,399   $       5,426   $      42,179   $         445   $     288,190
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                  25,370,136         683,527       5,138,691          54,148      25,198,617
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $     211,169   $       5,177   $      41,558   $         406   $     298,818
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                 ING JPMorgan
                                                 ING Jennison     ING JPMorgan      Fleming                            ING
                                                    Equity          Fleming        Small Cap         ING           Julius Baer
                                                 Opportunities     Small Cap        Equity        Julius Baer        Foreign
                                                    Advisor          Equity         Advisor         Foreign          Advisor
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $       1,092   $      40,914   $       6,606   $      18,811   $       1,544
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                             1,092          40,914           6,606          18,811           1,544

Liabilities
Payable to Golden American Life
  Insurance Company                                          -               5               1               3               -
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            -               5               1               3               -
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                               1,092          40,909           6,605          18,808           1,544
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $       1,092   $      40,909   $       6,605   $      18,808   $       1,544
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $       1,092   $      40,909   $       6,605   $      18,808   $       1,544
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                      95,364       4,380,549         708,773       2,011,911         164,967
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $       1,013   $      37,279   $       6,035   $      18,150   $       1,427
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                      ING                             ING                              ING
                                                    Limited           ING            Liquid           ING            Marisco
                                                    Maturity         Liquid          Assets          Marisco         Growth
                                                      Bond           Assets          Advisor         Growth          Advisor
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $     570,781   $     927,814   $       8,382   $     694,080   $       5,531
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                           570,781         927,814           8,382         694,080           5,531

Liabilities
Payable to Golden American Life
  Insurance Company                                        107             156               1             220               -
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                          107             156               1             220               -
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                             570,674         927,658           8,381         693,860           5,531
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $     570,537   $     927,599   $       8,381   $     693,860   $       5,531
Contracts in payout
  (annuitization) period                                   137              59               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $     570,674   $     927,658   $       8,381   $     693,860   $       5,531
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                  48,659,956     927,814,340       8,382,010      58,522,729         466,719
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $     553,823   $     927,814   $       8,382   $     591,143   $       5,092
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                      ING                             ING
                                                      ING           Mercury           ING           Mercury
                                                    Mercury          Focus          Mercury       Fundamental        ING MFS
                                                     Focus           Value        Fundamental       Growth           Mid-Cap
                                                     Value          Advisor          Growth         Advisor          Growth
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $      17,357   $         506   $       9,602   $         622   $     568,198
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                            17,357             506           9,602             622         568,198

Liabilities
Payable to Golden American Life
  Insurance Company                                          3               -               2               -             166
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            3               -               2               -             166
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                              17,354             560           9,600             622         568,032
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $      17,354   $         506   $       9,600   $         622   $     567,969
Contracts in payout
  (annuitization) period                                     -               -               -               -              63
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $      17,354   $         506   $       9,600   $         622   $     568,032
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                   1,772,981          51,821       1,044,826          67,747      62,234,183
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $      16,142   $         479   $       8,799   $         573   $     476,390
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                     ING MFS                                                        ING MFS
                                                     Mid-Cap                       ING MFS          ING MFS          Total
                                                     Growth         ING MFS       Research           Total          Return
                                                     Advisor        Research       Advisor           Return         Advisor
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $       5,881   $      45,985   $       1,501   $   1,036,164   $      11,606
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                             5,881          45,985           1,501       1,036,164          11,606

Liabilities
Payable to Golden American Life
  Insurance Company                                          1             124               -             216               1
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            1             124               -             216               1
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                               5,880         454,861           1,501       1,035,948          11,605
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $       5,880   $     454,861   $       1,501   $   1,035,948   $      11,605
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $       5,880   $     454,861   $       1,501   $   1,035,948   $      11,605
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                     664,834      33,827,889         111,583      64,158,755         719,978
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $       5,365   $     496,185   $       1,419   $   1,041,724   $      11,137
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                      ING                         ING Salomon
                                                       ING           PIMCO        ING Salomon      Brothers       ING Salomon
                                                      PIMCO        Core Bond       Brothers         All Cap         Brothers
                                                    Core Bond       Advisor         All Cap         Advisor        Investors
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $     514,923   $      13,416   $     351,608   $       3,634   $     116,158
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                           514,923          13,416         351,608           3,634         116,158

Liabilities
Payable to Golden American Life
  Insurance Company                                         87               1              73               -              20
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                           87               1              73               -              20
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                             514,836          13,415         351,535           3,634         116,138
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $     514,836   $      13,415   $     351,535   $       3,634   $     116,138
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $     514,836   $      13,415   $     351,535   $       3,634   $     116,138
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                  47,502,114       1,237,615      33,646,652         347,418      12,490,120
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $     491,004   $      13,127   $     366,444   $       3,337   $     124,909
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                      ING
                                                   ING Salomon         ING        T. Rowe Price                        ING
                                                    Brothers     T. Rowe Price      Capital           ING         T. Rowe Price
                                                    Investors        Capital      Appreciation   T. Rowe Price    Equity Income
                                                     Advisor      Appreciation      Advisor      Equity Income      Advisor
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $         800   $   1,152,674   $      12,815   $     524,204   $       7,200
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                               800       1,152,674          12,815         524,204           7,200

Liabilities
Payable to Golden American Life
  Insurance Company                                          -             233               1             104               1
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            -             233               1             104               1
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                                 800       1,152,441          12,814         524,100           7,199
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $         800   $   1,151,915   $      12,814   $     523,564   $       7,199
Contracts in payout
  (annuitization) period                                     -             526               -             536               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $         800   $   1,152,441   $      12,814   $     524,100   $       7,199
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                      85,884         672,016      60,412,659      48,627,427         668,520
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $         733   $      12,044   $   1,062,135   $     544,180   $       6,775
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                                     ING               ING
                                                                    ING UBS          ING          Van Kampen       Van Kampen
                                                     ING UBS     U.S. Balanced    Van Kampen     Equity Growth        Global
                                                  U.S. Balanced     Advisor      Equity Growth      Advisor         Franchise
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $      56,436   $         318   $      20,480   $       4,311   $      40,493
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                            56,436             318          20,480           4,311          40,493

Liabilities
Payable to Golden American Life
  Insurance Company                                         12               -               3               1               6
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                           12               -               3               1               6
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                              56,424             318          20,477           4,310          40,487
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $      56,424   $         318   $      20,477   $       4,310   $      40,487
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $      56,424   $         318   $      20,477   $       4,310   $      40,487
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                   7,036,896          39,638       2,306,317         485,459       4,148,840
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $      59,702   $         318   $      19,420   $       4,139   $      37,750
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                       ING                            ING
                                                    Van Kampen         ING         Van Kampen                         ING
                                                      Global        Van Kampen     Growth and        ING           Van Kampen
                                                    Franchise       Growth and       Income       Van Kampen       Real Estate
                                                     Advisor          Income         Advisor      Real Estate        Advisor
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $       9,653   $     617,433   $      15,516   $     280,831   $       4,352
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                             9,653         617,433          15,516         280,831           4,352

Liabilities
Payable to Golden American Life
  Insurance Company                                          1             155               2              60               -
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            1             155               2              60               -
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                               9,652         617,278          15,514         280,771           4,352
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $       9,652   $     617,161   $      15,514   $     280,685   $       4,352
Contracts in payout
  (annuitization) period                                     -             117               -              86               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $       9,652   $     617,278   $      15,514   $     280,771   $       4,352
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                     990,033      31,744,629         797,726      14,772,810         228,795
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $       8,976   $     712,224   $      14,486   $     241,788   $       3,815
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                     ING
                                                                                   American           ING
                                                    ING Alger                       Century           Baron      ING JPMorgan
                                                   Aggressive      ING Alger       Small Cap        Small Cap       Fleming
                                                     Growth          Growth          Value           Growth      International
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $         342   $         115   $         123   $         521   $       2,099
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                               342             115             123             521           2,099

Liabilities
Payable to Golden American Life
  Insurance Company                                          -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                                 342             115             123             521           2,099
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $         342   $         115   $         123   $         521   $       2,099
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $         342   $         115   $         123   $         521   $       2,099
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                      52,510          14,588          12,729          49,270         233,758
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $         322   $         109   $         113   $         492   $       2,127
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                      ING              ING
                                                 ING JPMorgan    MFS(R)Capital    MFS(R)Capital       ING             ING
                                                    Mid Cap      Opportunities    Opportunities  MFS(R) Global    MFS Research
                                                     Value      (Initial Class)  (Service Class)     Growth          Equity
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $       2,835   $       1,869   $         283   $         568   $          84
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                             2,835           1,869             283             568              84

Liabilities
Payable to Golden American Life
  Insurance Company                                          -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                               2,835           1,869             283             568             84
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $       2,835   $       1,869   $         283   $         568   $          84
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $       2,835   $       1,869   $         283   $         568   $          84
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                     262,723          85,269          12,955          58,212          12,364
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $       2,712   $       1,862   $         276   $         531   $          80
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                  ING Salomon     ING Salomon      ING Salomon
                                                   ING OpCap                       Brothers         Brothers         Brothers
                                                   Balanced        ING PIMCO      Aggressive      Fundamental       Investors
                                                     Value        Total Return       Growth          Value            Value
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $         322   $       1,449   $       2,476   $         428   $         292
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                               322           1,449           2,476             428             292

Liabilities
Payable to Golden American Life
  Insurance Company                                          -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                                 322           1,449           2,476             428             292
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $         322   $       1,449   $       2,476   $         428   $         292
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $         322   $       1,449   $       2,476   $         428   $         292
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                      28,526         132,978          75,436          29,247          25,550
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $         302   $       1,428   $       2,540   $         415   $         289
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                       ING
                                                  T. Rowe Price      ING UBS          ING            ING VIT
                                                     Growth      Tactical Asset    Van Kampen       Worldwide         ING VP
                                                     Equity        Allocation       Comstock         Growth          Balanced
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $       1,700   $          46   $      23,958   $      41,706   $         686
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                             1,700              46          23,958          41,706             686

Liabilities
Payable to Golden American Life
  Insurance Company                                          -               -               3               9               -
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            -               -               3               9               -
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                               1,700              46          23,955          41,697             686
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $       1,700   $          46   $      23,955   $      41,697   $         686
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $       1,700   $          46   $      23,955   $      41,697   $         686
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                      42,086           1,717       2,472,428       6,651,624          58,972
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $       1,615   $          43   $      22,236   $      40,642   $         676
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                    ING VP          ING VP           ING VP
                                                     ING VP          ING VP       Index Plus      Index Plus       Index Plus
                                                      Bond           Growth        LargeCap          MidCap         SmallCap
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $      72,193   $         267   $      35,285   $      11,607   $       8,242
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                            72,193             267          35,285          11,607           8,242

Liabilities
Payable to Golden American Life
  Insurance Company                                         14               -               4               1               1
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                           14               -               4               1               1
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                              72,179             267          35,281          11,606           8,241
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $      72,179   $         267   $      35,281   $      11,606   $       8,241
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $      72,179   $         267   $      35,281   $      11,606   $       8,241
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                     164,003          33,172       2,925,793         840,454         697,844
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $      71,533   $         258   $      34,799   $      10,436   $       7,319
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                      ING VP         ING VP          ING VP                          ING VP
                                                   International     Small           Value           ING VP        Growth and
                                                     Equity         Company       Opportunity      Convertible       Income
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $          57   $         660   $       1,734   $       3,209   $       1,357
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                                57             660           1,734           3,209           1,357

Liabilities
Payable to Golden American Life
  Insurance Company                                          -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            -               -               1               1               1
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                                  57             660           1,734           3,209           1,357
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $          57   $         660   $       1,734   $       3,209   $       1,357
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $          57   $         660   $       1,734   $       3,209   $       1,357
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                       8,719          41,878         161,747         301,598          83,915
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $          50   $         618   $       1,839   $       3,067   $       1,355
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                     ING VP          ING VP          ING VP          ING VP
                                                     Growth       International   Large Company     LargeCap         ING VP
                                                  Opportunities       Value          Value           Growth         MagnaCap
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $      19,923   $         361   $       1,686   $       1,888   $      19,502
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                            19,923             361           1,686           1,888          19,502

Liabilities
Payable to Golden American Life
  Insurance Company                                          4               -               -               -               3
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            4               -               -               -               3
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                              19,919             361           1,686           1,888          19,499
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $      19,919   $         361   $       1,686   $       1,888   $      19,499
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $      19,919   $         361   $       1,686   $       1,888   $      19,499
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                   4,467,019          36,418         188,748         251,712       2,490,731
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $      19,667   $         311   $       1,591   $       1,671   $      19,384
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                    INVESCO        INVESCO
                                                     ING VP         ING VP            VIF -          VIF -           INVESCO
                                                     MidCap        SmallCap         Financial        Health            VIF -
                                                 Opportunities   Opportunities      Services        Sciences         Leisure
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $         250   $      66,685   $      46,707   $      66,253   $      22,455
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                               250          66,685          46,707          66,253          22,455

Liabilities
Payable to Golden American Life
  Insurance Company                                          -              12               8              12               4
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            -              12               8              12               4
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                                 250          66,673          46,699          66,241          22,451
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $         250   $      66,673   $      46,699   $      66,241   $      22,451
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $         250   $      66,673   $      46,699   $      66,241   $      22,451
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                      45,735       5,059,555       3,837,910       4,201,190       2,314,940
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $         237   $      67,830   $      43,662   $      62,961   $      21,010
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                  Janus Aspen                     Janus Aspen
                                                    INVESCO       Janus Aspen        Series       Janus Aspen        Series
                                                      VIF -          Series         Flexible         Series         Worldwide
                                                    Utilities       Balanced         Income          Growth          Growth
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $      20,274   $       4,261   $       1,763   $         832   $       6,416
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                            20,274           4,261           1,763             832           6,416

Liabilities
Payable to Golden American Life
  Insurance Company                                          3               -               -               -               1
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            3               -               -               -               1
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                              20,371           4,261           1,763             832           6,415
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $      20,377   $       4,261   $       1,763   $         832   $       6,415
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $      20,371   $       4,261   $       1,763   $         832   $       6,415
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                   1,685,230         189,281         132,383          49,357         281,160
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $      19,307   $       4,191   $       1,727   $         807   $       6,372
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                    Colonial         Liberty                        Liberty          Liberty
                                                   Small Cap          Asset         Liberty         Federal       Small Company
                                                     Value         Allocation        Equity        Securities        Growth
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $      10,813   $         560   $         595   $          88   $          65
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                            10,813             560             595              88              65

Liabilities
Payable to Golden American Life
  Insurance Company                                          1               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            1               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                              10,812             560             595              88              65
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $      10,812   $         560   $         595   $          88   $          65
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $      10,812   $         560   $         595   $          88   $          65
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                     871,978          43,943          45,590           7,821           7,629
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $      10,729   $         501   $         882   $          86   $          50
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                                   PIMCO
                                                  Oppenheimer     Oppenheimer        PIMCO       StocksPLUS        Pioneer
                                                     Global        Strategic         High        Growth and      Equity-Income
                                                   Securities         Bond           Yield          Income            VCT
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $       1,775   $         233   $     536,843   $     177,771   $         860
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                             1,775             233         536,843         177,771             860

Liabilities
Payable to Golden American Life
  Insurance Company                                          -               -              92              43               -
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            -               -              92              43               -
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                               1,775             230         536,751       177,728             860
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $       1,775   $         233   $     536,751   $     177,728   $         860
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $       1,775   $         233   $     536,751   $     177,728   $         860
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                      83,086          47,193      67,868,892      21,315,473          52,575
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $       1,641   $         225   $     509,367   $     179,074   $         852
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                    Pioneer
                                                     Pioneer        Mid-Cap         Pioneer
                                                      Fund           Value       Small Company     ProFund VP     ProFund VP
                                                      VCT             VCT             VCT             Bull         Europe 30
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $      46,883   $     123,034   $       4,803   $      47,317   $      13,774
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                            46,883         123,034           4,803          47,317          13,774

Liabilities
Payable to Golden American Life
  Insurance Company                                          6              18               1              11               2
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            6              18               1              11               2
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                              46,877         123,016           4,802          47,306          13,772
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $      46,877   $     123,016   $       4,802   $      47,306   $      13,772
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $      46,877   $     123,016   $       4,802   $      47,306   $      13,772
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                   2,814,122       6,955,010         467,236       2,051,915         663,473
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $      44,634   $     115,853   $       4,778   $      47,538   $      13,798
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                   ProFund VP                                     SP Jennison       Putnam VT
                                                  Rising Rates     ProFund VP      Prudential    International      Discovery
                                                   Opportunity      Small Cap       Jennison         Growth          Growth
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $      13,017   $      87,196   $      52,041   $      42,666   $       2,805
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                            13,017          87,196          52,041          42,666           2,805

Liabilities
Payable to Golden American Life
  Insurance Company                                          2              18              10               6               -
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            2              18              10               6               -
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                              13,015          87,178          52,031          42,660           2,805
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $      13,015   $      87,178   $      52,031   $      42,660   $       2,805
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $      13,015   $      87,178   $      52,031   $      42,660   $       2,805
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                     566,190       3,145,603       3,504,456       8,333,181         656,916
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $      13,539   $      88,184   $      47,538   $      40,528   $       2,732
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                   Putnam VT                     Smith Barney
                                                   Putnam VT     International                   International    Smith Barney
                                                   Growth and      Growth and     Smith Barney       All Cap          Large
                                                     Income          Income        High Income       Growth         Cap Value
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $       2,776   $       3,407   $         302   $         201   $         386
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                             2,776           3,407             302             201             386

Liabilities
Payable to Golden American Life
  Insurance Company                                          -               1               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            -               1               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                               2,776           3,406             302             201             368
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $       2,776   $       3,406   $         302   $         201   $         368
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $       2,776   $       3,406   $         302   $         201   $         368
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                     135,396         354,146          39,039          20,039          24,856
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $       2,775   $       3,215   $         384   $         317   $         483
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                  Smith Barney    UBS Tactical
                                                     Money            Asset
                                                     Market        Allocation
                                                 --------------  --------------


Assets
Investments in mutual funds
  at fair value                                  $          84   $       3,253
                                                 --------------  --------------
Total assets                                                84           3,253

Liabilities
Payable to Golden American Life
  Insurance Company                                          -               -
                                                 --------------  --------------
Total liabilities                                            -               -
                                                 --------------  --------------
Net assets                                                  84           3,253
                                                 ==============  ==============

Net assets

Accumulation units                               $          84   $       3,253
Contracts in payout
  (annuitization) period                                     -               -
                                                 --------------  --------------
Total net assets                                 $          84   $       3,253
                                                 ==============  ==============
Total number of mutual fund shares                      84,300         296,311
                                                 ==============  ==============
Cost of mutual fund shares                       $          84   $       3,253
                                                 ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                   AIM V.I.
                                                     AIM V.I.       AIM V.I.         Dent                            AIM V.I.
                                                     Capital          Core        Demographic       AIM V.I.         Premier
                                                   Appreciation      Equity          Trends          Growth          Equity
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                            -               1             299              12               1
  Annual administrative charges                              -               -              11               -               -
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          -               -               8               -               -
  Other contract charges                                     -               -              51               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                               -               1             369              12               1
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                                 -              (1)           (369)            (12)             (1)

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                     (6)              -            (738)            (62)             (7)
Net unrealized appreciation (depreciation)
  of investments                                             6              14           5,002             237              15
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $           -   $          13   $       3,895   $         163   $           7
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                    Alliance        Alliance
                                                    Berntein        Berntein       Alliance
                                                   Growth and        Premier       Berntein      Fidelity(R)VIP  Fidelity(R)VIP
                                                     Income          Growth          Value       Contrafund(R)   Equity-Income
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $          50   $           -   $          32   $          17   $         401
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                     50               -              32              17             401

Expenses:
  Mortality and expense risk and
    other charges                                           65              31              46              83             566
  Annual administrative charges                              1               1               1               2              16
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          3               1               2               1              13
  Other contract charges                                     -               -               -               -              83
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                              69              33              49              86             678
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                               (19)            (33)            (17)            (69)           (277)

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                   (142)             26             (78)             (2)            856
Net unrealized appreciation (depreciation)
  of investments                                         1,003             300             528           1,196           4,744
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $         842   $         293   $         433   $       1,125   $       5,323
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                   Franklin
                                                                                   Small Cap                       Galaxy VIP
                                                Fidelity(R) VIP  Fidelity(R) VIP     Value         Greenwich          Asset
                                                     Growth         Overseas       Securities     Appreciation     Allocation
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $          33   $           -   $           -   $           -   $           4
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                     33               -               -               -               4

Expenses:
  Mortality and expense risk and
    other charges                                          752               -               -               6               2
  Annual administrative charges                             23               -               -               1               -
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                         22               -               -               -               1
  Other contract charges                                   105               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                             902               -               -               7               3
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                              (869)              -               -              (7)              1

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                    139               5               -             (15)           (237
Net unrealized appreciation (depreciation)
  of investments                                         9,386               1               6              80             245
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $       8,656   $           6   $           6   $          58   $           9
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                   Galaxy VIP      Galaxy VIP      Galaxy VIP       ING GET         ING GET
                                                   Growth and     High Quality      Small Co.        Fund-            Fund-
                                                     Income            Bond           Growth        Series N         Series P
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $           -   $           2   $           -   $         711   $       3,275
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               2               -             711           3,275

Expenses:
  Mortality and expense risk and
    other charges                                            -               1               -             419           2,047
  Annual administrative charges                              -               -               -               4           1,445
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          -               -               -              20             130
  Other contract charges                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                               -               1               -             443           3,622
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                                 -               1               -             268            (347)

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                    (53)              5             (37)             65             784
Net unrealized appreciation (depreciation)
  of investments                                            49              (7)             34             132              73
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $         (4)   $          (4)  $          (3)  $         465   $         510
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                    ING GET         ING GET         ING GET         ING GET         ING GET
                                                     Fund-           Fund-           Fund-           Fund-           Fund-
                                                    Series Q        Series R        Series S        Series T        Series U
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $           3   $          21   $         181   $         266   $           2
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      3              21             181             266               2

Expenses:
  Mortality and expense risk and
    other charges                                        2,450           2,529           3,245           3,391           2,675
  Annual administrative charges                             29              32              37              41              43
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                        149              64              76             113              37
  Other contract charges                                     -               -               -               4               5
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                           2,628           2,625           3,258           3,549           2,760
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                            (2,625)         (2,604)         (3,177)         (3,283)         (2,758)

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                  1,137           1,444           2,012           3,054           4,539
Net unrealized appreciation (depreciation)
  of investments                                         5,132           5,219           6,369           5,092           7,571
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $       3,644   $       4,059   $       5,204   $       4,863   $       9,352
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                    ING GET
                                                                    ING GET        U.S. Core                         ING AIM
                                                    ING GET        U.S. Core       Portfolio-        ING AIM         Mid-Cap
                                                     Fund-         Portfolio-       Series 2         Mid-Cap         Growth
                                                    Series V        Series 1      (Guaranteed)       Growth          Advisor
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                        2,449             301               1           1,878               9
  Annual administrative charges                             72              21               -             150               -
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                         82               9               -              65               -
  Other contract charges                                     2               -               -             168               2
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                           2,605             331               1           2,261              11
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                            (2,605)           (331)             (1)         (2,261)            (11)

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                   (598)              5               -           8,989               3
Net unrealized appreciation (depreciation)
  of investments                                        (9,327)          1,041               -          27,030             127
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $     (12,530)  $         715   $          (1)  $      33,758   $         119
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                  ING Alliance
                                                  ING Alliance       Mid-Cap                     ING American    ING American
                                                     Mid-Cap         Growth      ING American        Funds           Funds
                                                     Growth          Advisor         Funds       Growth-Income   International
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                        3,638              11               9               7               2
  Annual administrative charges                            233               -               2               1               -
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                        191               -               -               -               -
  Other contract charges                                   203               2               1               1               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                           4,265              13              12               9               2
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                            (4,265)            (13)            (12)             (9)             (2)

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                 14,705               7               -               -               3
Net unrealized appreciation (depreciation)
  of investments                                        90,661             253            (513)           (257)            (57)
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $     101,101   $         247   $        (525)  $        (266)  $         (56)
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                   ING Capital                     ING Capital
                                                  ING Capital       Guardian      ING Capital       Guardian
                                                   Guardian         Large Cap      Guardian          Managed       ING Capital
                                                   Large Cap          Value         Managed          Global         Guardian
                                                     Value           Advisor        Global           Advisor        Small Cap
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                        4,531              32           2,933               5           4,565
  Annual administrative charges                            136               -             122               -             250
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                        161               -              84               -             156
  Other contract charges                                   606               8             317               1             394
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                           5,434              40           3,456               6           5,365
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                            (5,434)            (40)         (3,456)             (6)         (5,365)

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                 (4,567)            (32)         (2,801)              8         (18,250)
Net unrealized appreciation (depreciation)
  of investments                                        70,125             496          46,677              66          98,880
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $      60,124   $         424   $      40,420   $          68   $      75,265
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                   ING Capital                         ING                          ING Eagle
                                                    Guardian            ING         Developing      ING Eagle      Asset Value
                                                    Small Cap        Developing       World        Asset Value       Equity
                                                     Advisor           World         Advisor         Equity          Advisor
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                           13             755               5           2,075               6
  Annual administrative charges                              -              40               -              95               -
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          -              23               -              82               -
  Other contract charges                                     3              67               1             157               1
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                              16             885               6           2,409               7
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                               (16)           (885)             (6)         (2,409)             (7)

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                      1          (2,630)              2          (8,550)              -
Net unrealized appreciation (depreciation)
  of investments                                           197          18,404             143          25,221              48
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $         182   $      14,889   $         139   $      14,262   $          41
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                      ING             ING
                                                                     ING FMR        Goldman      Goldman Sachs
                                                    ING FMR        Diversified       Sachs          Internet         ING
                                                  Diversified        Mid-Cap        Internet       Tollkeeper        Hard
                                                    Mid-Cap          Advisor       Tollkeeper        Advisor         Assets
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                        1,396              16             290               6             897
  Annual administrative charges                             38               -               8               -              35
  Minimum death benefit guarantee charges                    -               -               -               -               1
  Contingent deferred sales charges                         39               -               9               -              27
  Other contract charges                                   221               4              57               1              72
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                           1,694              20             364               7           1,032
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                            (1,694)            (20)           (364)             (7)         (1,032)

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                   (976)              -             571               6          (3,190)
Net unrealized appreciation (depreciation)
  of investments                                        18,666             222           3,484              45          20,073
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $      15,996   $         202   $       3,691   $          44   $      15,851
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                      ING                                                             ING
                                                      Hard                            ING              ING        Janus Growth
                                                     Assets           ING        International    Janus Growth     and Income
                                                     Advisor      International      Advisor       and Income        Advisor
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                            8           1,510              19           2,079              38
  Annual administrative charges                              -              79               -              57               1
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          -              55               -              72               -
  Other contract charges                                     2             102               5             323              10
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                              10           1,746              24           2,531              49
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                               (10)         (1,746)            (24)         (2,531)            (49)

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                      1          14,759               2           (879)               4
Net unrealized appreciation (depreciation)
  of investments                                           205           2,937             327          16,107             266
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $         196   $      15,950   $         305   $      12,697   $         221
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                      ING                                              ING
                                                      ING            Janus                       ING Jennison        JPMorgan
                                                     Janus          Special      ING Jennison       Equity           Fleming
                                                    Special         Equity          Equity       Opportunities      Small Cap
                                                    Equity          Advisor      Opportunities       Advisor         Equity
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                          349               2           3,259               6             270
  Annual administrative charges                             14               -             207               -               7
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          8               -             139               -               3
  Other contract charges                                    58               1             254               1              47
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                             429               3           3,859               7             327
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                              (429)             (3)         (3,859)             (7)           (327)

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                   (704)              3         (47,580)              1             (85)
Net unrealized appreciation (depreciation)
  of investments                                         7,982              40          83,764              79           4,046
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $       7,982   $          40   $      32,325   $          73   $       3,634
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                  ING JPMorgan
                                                     Fleming                          ING             ING
                                                    Small Cap          ING        Julius Baer       Limited           ING
                                                     Equity        Julius Baer      Foreign         Maturity         Liquid
                                                     Advisor         Foreign        Advisor           Bond           Assets
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           -   $       5,640
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -           5,640

Expenses:
  Mortality and expense risk and
    other charges                                          349             136              10           7,099          11,664
  Annual administrative charges                              1               3               -             193             472
  Minimum death benefit guarantee charges                    -               -               -               1               3
  Contingent deferred sales charges                          -               2               -             377          20,515
  Other contract charges                                     9              26               3             493             715
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                              46             167              13           8,163          33,369
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                               (46)           (167)            (13)         (8,163)        (27,729)

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                      1             952               2           6,819               -
Net unrealized appreciation (depreciation)
  of investments                                           579             632             118           7,967               -
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $         534   $       1,417   $         107   $       6,623   $     (27,729
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                                                       ING
                                                     ING                             ING             ING             Mercury
                                                    Liquid             ING          Marisco        Mercury            Focus
                                                    Assets           Marisco        Growth          Focus             Value
                                                    Advisor          Growth         Advisor         Value            Advisor
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $          20   $           -   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                     20               -               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                           61           7,251              29             126               3
  Annual administrative charges                              1             636               -               3               -
  Minimum death benefit guarantee charges                    -               -               -               1               -
  Contingent deferred sales charges                         10             361               -               3               -
  Other contract charges                                    17             499               8              22               1
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                              89           8,747              37             154               4
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                               (69)         (8,747)            (37)           (154)             (4)

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                      -         (13,050)              2             (66)              3
Net unrealized appreciation (depreciation)
  of investments                                             -         131,609             443           1,305              29
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $         (69)  $     109,812   $         408   $       1,085   $          28
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                      ING
                                                      ING            Mercury                        ING MFS
                                                    Mercury        Fundamental       ING MFS        Mid-Cap
                                                  Fundamental        Growth          Mid-Cap        Growth          ING MFS
                                                     Growth          Advisor         Growth         Advisor         Research
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                           77               4           5,995              35           5,239
  Annual administrative charges                              2               -             468               1             327
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          3               -             248               -             263
  Other contract charges                                    17               1             558               9             404
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                              46             167              13           8,163           6,233
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                               (99)             (5)         (7,269)            (45)         (6,233)

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                    (25)              -         (82,076)             13        (112,102)
Net unrealized appreciation (depreciation)
  of investments                                           917              54         192,868             525         162,272
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $         793   $          49   $     103,523   $         493   $      43,937
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                     ING MFS                           ING
                                                    ING MFS         ING MFS          Total            ING             PIMCO
                                                    Research         Total           Return          PIMCO          Core Bond
                                                     Advisor         Return          Advisor       Core Bond         Advisor
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                           11          11,171              73           6,602             107
  Annual administrative charges                              -             417               1             139               1
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          -             441               -             257               -
  Other contract charges                                     2             924              18             797              29
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                              13          12,953              92           7,795             137
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                               (13)        (12,953)            (92)         (7,795)           (137)

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                      3          (1,925)             (6)          9,311              20
Net unrealized appreciation (depreciation)
  of investments                                            85          81,075             498          12,129             292
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $          75   $      66,197   $         400   $      12,129   $         292
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                  ING Salomon                      ING Salomon         ING
                                                  ING Salomon       Brothers      ING Salomon        Brothers     T. Rowe Price
                                                    Brothers         All Cap        Brothers        Investors        Capital
                                                    All Cap          Advisor        Investors        Advisor      Appreciation
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                        3,664              20           1,270               6          12,362
  Annual administrative charges                            123               -              31               -             404
  Minimum death benefit guarantee charges                    -               -               -               -               1
  Contingent deferred sales charges                        128               -              49               -             462
  Other contract charges                                   506               5             185               1           1,276
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                           4,421              25           1,535               7          14,505
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                            (4,421)            (25)         (1,535)             (7)        (14,505)

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                 (7,397)              2          (4,178)              -           3,824
Net unrealized appreciation (depreciation)
  of investments                                        63,667             298          18,417              66         106,633
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $      51,849   $         275   $      12,704   $          59   $      95,952
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                       ING
                                                  T. Rowe Price                         ING
                                                     Capital           ING         T. Rowe Price                     ING UBS
                                                  Appreciation    T. Rowe Price    Equity Income     ING UBS      U.S. Balanced
                                                     Advisor      Equity Income       Advisor     U.S. Balanced      Advisor
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                           80           5,321              45             608               -
  Annual administrative charges                              1             208               1              17               -
  Minimum death benefit guarantee charges                    -               2               -               -               -
  Contingent deferred sales charges                          -             167               1              18               -
  Other contract charges                                    20             545              11              91               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                             101           6,243              57             734               -
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                              (101)         (6,243)            (57)           (734)              -

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                     30          (3,791)            (10)         (1,346)              -
Net unrealized appreciation (depreciation)
  of investments                                           791          49,307             445           5,411               -
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $         720   $      39,273   $         378   $       3,331   $           -
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                                      ING
                                                                       ING            ING          Van Kampen         ING
                                                      ING           Van Kampen     Van Kampen        Global        Van Kampen
                                                   Van Kampen     Equity Growth      Global        Franchise       Growth and
                                                 Equity Growth       Advisor        Franchise        Advisor         Income
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                          140              25             316              58           6,739
  Annual administrative charges                              4               1               8               1             376
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          3               -               4               -             275
  Other contract charges                                    25               6              55              15             371
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                             172              32             383              74           7,761
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                              (172)            (32)           (383)            (74)         (7,761)

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                    (37)              1             106              (3)        (15,775)
Net unrealized appreciation (depreciation)
  of investments                                         1,230             194           2,951             670          83,753
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $       1,021   $         163   $       2,674   $         593   $      60,217
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                      ING
                                                   Van Kampen                         ING
                                                   Growth and         ING          Van Kampen      ING Alger
                                                     Income        Van Kampen     Real Estate      Aggressive       ING Alger
                                                     Advisor       Real Estate       Advisor         Growth           Growth
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                           97           2,631              24               1               -
  Annual administrative charges                              2             107               -               -               -
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          2             104               1               -               -
  Other contract charges                                    22             296               7               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                             123           3,138              32               1               -
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                              (123)         (3,138)            (32)             (1)              -

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                     (3)           (510)              1               -               -
Net unrealized appreciation (depreciation)
  of investments                                         1,041          54,474             538              20              10
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $         915   $      50,826   $         507   $          19   $          10
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                     ING
                                                   American           ING             ING             ING             ING
                                                    Century          Baron          JPMorgan        JPMorgan      MFS(R)Capital
                                                   Small Cap       Small Cap         Fleming         Mid Cap     Opportunities
                                                     Value           Growth       International       Value      (Initial Class)
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $           -   $           -   $           2   $           -   $           3
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               2               -               3

Expenses:
  Mortality and expense risk and
    other charges                                            -               1               2              10              17
  Annual administrative charges                              -               -               -               -               -
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          -               -               -               -               1
  Other contract charges                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                               -               1               2              10              18
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                                 -              (1)              -             (10)            (15)

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                      -               -              13               7             (99)
Net unrealized appreciation (depreciation)
  of investments                                            10              30             (27)            116             289
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $          10   $          29   $         (14)  $         113   $         175
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)



                                                       ING                                            ING
                                                  MFS(R) Capital       ING            ING            Op Cap
                                                  Opportunities    MFS(R)Global   MFS Research      Balanced       ING PIMCO
                                                 (Service Class)      Growth         Equity          Value        Total Return
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           6   $           8
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               6               8

Expenses:
  Mortality and expense risk and
    other charges                                            1               3               -               1               6
  Annual administrative charges                              -               -               -               -               -
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          -               -               -               -               1
  Other contract charges                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                               1               3               -               -               6
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                                (1)             (3)              -               5               2

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                      -              11               -               -               2
Net unrealized appreciation (depreciation)
  of investments                                            20              38               4              25              26
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $          19   $          46   $           4   $          30   $          30
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                  ING Salomon      ING Salomon    ING Salomon         ING
                                                    Brothers         Brothers       Brothers     T. Rowe Price      ING UBS
                                                   Aggressive      Fundamental     Investors        Growth       Tactical Asset
                                                     Growth           Value          Value          Equity         Allocation
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $           -   $           5   $           1   $           2   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               5               1               2               -

Expenses:
  Mortality and expense risk and
    other charges                                            2               1               -               4               -
  Annual administrative charges                              -               -               -               -               -
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          -               -               -               -               -
  Other contract charges                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                               2               1               -               4               -
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                                (2)              4               1              (2)              -

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                     10               -               -              (2)              -
Net unrealized appreciation (depreciation)
  of investments                                           (65)             13               4             104               3
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $         (57)  $          17   $           5   $         100   $           3
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                      ING           ING VIT
                                                   Van Kampen      Worldwide        ING VP           ING VP          ING VP
                                                    Comstock         Growth        Balanced           Bond           Growth
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $       1,301   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -           1,301               -

Expenses:
  Mortality and expense risk and
    other charges                                          141             426               1             917               1
  Annual administrative charges                              3              13               -              21               -
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          -              13               -              63               -
  Other contract charges                                    30              83               -             126               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                             174             535               1           1,127               1
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                              (174)           (535)             (1)            174              (1)

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                     37          (1,359)              -           1,042               1
Net unrealized appreciation (depreciation)
  of investments                                         1,716           6,537              10             855              14
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $       1,579   $       4,643   $           9   $       2,071   $          14
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                     ING VP         ING VP         ING VP           ING VP          ING VP
                                                   Index Plus     Index Plus     Index Plus      International       Small
                                                    LargeCap         MidCap        SmallCap          Equity         Company
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $         157   $          27   $           6   $           -   $           1
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                    157              27               6               -               1

Expenses:
  Mortality and expense risk and
    other charges                                          139              83              60               -               2
  Annual administrative charges                              5               2               2               -               -
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          3               2               2               -               -
  Other contract charges                                     8               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                             155              87              64               -               2
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                                 2             (60)            (58)              -              (1)

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                    117            (116)             45               -              (6)
Net unrealized appreciation (depreciation)
  of investments                                           569           1,315             956               7              96
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $         688   $       1,139   $         943   $           7   $          89
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                    ING VP                          ING VP          ING VP           ING VP
                                                     Value          ING VP        Growth and        Growth       International
                                                  Opportunity     Convertible        Income      Opportunities       Value
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $          10   $          20   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                     10              20               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                           15              18               2             176               1
  Annual administrative charges                              1               -               -               6               -
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          -               -               -               3               -
  Other contract charges                                     -               -               -              32               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                              16              18               2             217               1
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                                (6)              2              (2)           (217)             (1)

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                    (23)             (5)              -            (422)             (2)
Net unrealized appreciation (depreciation)
  of investments                                           145             193               2           2,677              40
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $         116   $         190   $           -   $       2,038   $          37
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                    ING VP           ING VP                         ING VP           ING VP
                                                 Large Company      LargeCap        ING VP          MidCap          SmallCap
                                                     Value           Growth        MagnaCap      Opportunities   Opportunities
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $           2   $           -   $          74   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      2               -              74               -               -

Expenses:
  Mortality and expense risk and
    other charges                                           13              15             198               1             557
  Annual administrative charges                              -               -               5               -              16
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          -               -               4               -              10
  Other contract charges                                     -               -              28               -             117
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                              13              15             235               1             700
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                               (11)            (15)           (161)             (1)           (700)

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                   (110)            (14)           (231)              -            (603)
Net unrealized appreciation (depreciation)
  of investments                                           253             265           2,321              17          10,840
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $         132   $         236   $       1,929   $          16   $       9,537
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                   INVESCO         INVESCO
                                                     VIF -           VIF -         INVESCO        INVESCO        Janus Aspen
                                                   Financial         Health          VIF -          VIF -           Series
                                                    Services        Sciences        Leisure        Utilities        Balanced
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           -   $          19
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -              19

Expenses:
  Mortality and expense risk and
    other charges                                          394             576             162             155              11
  Annual administrative charges                             11              16               5               4               -
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                         12              14               2               3               -
  Other contract charges                                    63              86              31              24               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                             480             692             200             186              11
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                               690            (186)            (27)           (396)             (1)

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                    690            (186)            (27)           (369)             (1)
Net unrealized appreciation (depreciation)
  of investments                                         3,602           4,989           1,428           1,271              99
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $       3,812   $       4,111   $       1,201   $         716   $         106
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                   Janus Aspen                    Janus Aspen
                                                     Series       Janus Aspen        Series        Colonial        Liberty
                                                    Flexible         Series        Worldwide       Small Cap        Asset
                                                     Income          Growth          Growth          Value        Allocation
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $           9   $           -   $          31   $         115   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      9               -              31             115               -

Expenses:
  Mortality and expense risk and
    other charges                                            4               2              50               8               4
  Annual administrative charges                              -               -               1               2               -
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          -               -               -               -               -
  Other contract charges                                     -               -               -               3               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                               4               2              51              13               4
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                                 5              (2)            (20)            102              (4)

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                     16              (8)            444              53               4
Net unrealized appreciation (depreciation)
  of investments                                            27              57             148              84              60
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $          48   $          47   $         572   $         239   $          60
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                    Liberty         Liberty        Oppenheimer     Oppenheimer
                                                     Liberty        Federal      Small Company       Global         Strategic
                                                     Equity        Securities       Growth         Securities         Bond
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $           19  $           -   $           -   $           3   $           2
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      1               -               -               3               2

Expenses:
  Mortality and expense risk and
    other charges                                            6               1               -               4               1
  Annual administrative charges                              1               -               -               -               -
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          -               -               -               -               -
  Other contract charges                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                               7               1               -               4               1
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                                (6)             (1)              -              (1)              1

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                    (53)              1               3              (5)              5
Net unrealized appreciation (depreciation)
  of investments                                           134               2              15             173               7
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $          75   $           2   $          18   $         167   $          13
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                    PIMCO                                          Pioneer
                                                     PIMCO        StocksPLUS        Pioneer         Pioneer        Mid-Cap
                                                     High         Growth and     Equity-Income       Fund            Value
                                                     Yield           Income           VCT             VCT             VCT
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $      24,059  $        2,108   $           7   $         209   $         209
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                 24,059           2,108               7             209             209

Expenses:
  Mortality and expense risk and
    other charges                                        5,361           2,257               3             381             978
  Annual administrative charges                            166             107               -               8              25
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                        255             182               -              11              26
  Other contract charges                                   486             173               -              69             140
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                           6,238           2,719               3             469           1,169
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                            17,821            (611)              4            (260)           (960)

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                 (4,405)        (31,574)             (1)           (673)           (332)
Net unrealized appreciation (depreciation)
  of investments                                        42,196          58,046              28           3,588          14,053
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $      55,612   $      25,861   $          31   $       2,655   $      12,761
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                     Pioneer                                      ProFund VP
                                                  Small Company     ProFund VP    ProFund VP     Rising Rates     ProFund VP
                                                       VCT             Bull        Europe 30      Opportunity      Small Cap
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $           -  $            -   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                           43             550             164               7             562
  Annual administrative charges                              1              16               3               2              22
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          -              16               5               -              21
  Other contract charges                                     -              56              13               -              73
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                              44             638               3             469             678
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                               (44)           (638)           (185)             (9)           (678)

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                    (70)          4,914           1,071              (9)          6,368
Net unrealized appreciation (depreciation)
  of investments                                           554             588             317            (523)            453
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $         440   $       4,864   $       1,203   $        (541)  $       6,143
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                                                   Putnam VT
                                                                  SP Jennison      Putnam VT       Putnam VT     International
                                                   Prudential    International     Discovery       Growth and      Growth and
                                                    Jennison         Growth         Growth           Income          Income
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $           -  $            -   $           -   $          34   $          51
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -              34              51

Expenses:
  Mortality and expense risk and
    other charges                                          566             285              24              22              35
  Annual administrative charges                             15               8               1               -               1
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                         12               6               1               -               -
  Other contract charges                                    89              41               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                             682             340              26              22              36
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                              (682)           (340)            (26)             12              15

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                    297           2,370             (40)            (64)           (137)
Net unrealized appreciation (depreciation)
  of investments                                         6,499           2,715             457             241             588
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $       6,114   $       4,864   $       1,203   $        (541)  $         466
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                 Smith Barney
                                                                 International   Smith Barney    Smith Barney     UBS Tactical
                                                  Smith Barney       All Cap         Large          Money             Asset
                                                   High Income       Growth        Cap Value        Market         Allocation
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $           -  $            -   $           -   $           1   $          15
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               1              15

Expenses:
  Mortality and expense risk and
    other charges                                            3               2               4               1              23
  Annual administrative charges                              -               -               1               -               -
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          -               -               -               8               -
  Other contract charges                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                               3               2               5               9              23
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                                (3)             (2)             (5)             (8)             (8)

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                    (74)            (23)            (37)              -             (42)
Net unrealized appreciation (depreciation)
  of investments                                           131              48              77               -             272
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $          54   $          23   $          35   $          (8)  $         222
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                                    AIM V.I.
                                                                    AIM V.I.        AIM V.I.         Dent
                                                                    Capital           Core        Demographic       AIM V.I.
                                                                  Appreciation       Equity          Trends          Growth
                                                                 --------------  --------------  --------------  --------------
Net assets at January 1, 2002                                    $           -   $           -   $       3,550   $         443

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               -               -            (159)            (11)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -               -          (1,222)           (108)
  Net unrealized appreciation (depreciation) of
    investments                                                             (7)             (3)         (2,117)           (102)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       (7)             (3)         (3,498)           (221)

Changes from contract transactions:
  Purchase payments                                                         24              41           9,229             663
  Contract distributions and terminations                                    -               -            (223)            (18)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                     10               3           2,287             (19)
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                    34              44          11,283             626
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                   27              41           7,785             405
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                             27              41          11,335             848

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               -              (1)           (369)            (12)
  Net realized gain (loss) on investments
    and capital gains distributions                                         (6)              -            (738)            (62)
  Net unrealized appreciation (depreciation) of
    investments                                                              6              14           5,002             237
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                        -              13           3,895             163

Changes from contract transactions:
  Purchase payments                                                         37              97          15,481             599
  Contract distributions and terminations                                    -               -            (570)            (30)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                     (6)              4          10,311             179
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                    31             101          25,222             748
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                   31             114          29,117             911
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $          58   $         155   $      40,452   $       1,759
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                   Alliance         Alliance
                                                                     AIM V.I.      Bernstein        Bernstein       Alliance
                                                                     Premier      Growth and         Premier        Bernstein
                                                                     Equity         Income           Growth           Value
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $       4,653   $       1,091   $         595

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               -              86             (26)            (24)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -             (72)           (413)            (19)
  Net unrealized appreciation (depreciation) of
    investments                                                             (7)         (1,016)           (166)           (241)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       (7)         (1,002)           (605)           (284)

Changes from contract transactions:
  Purchase payments                                                         69           3,457             942           1,019
  Contract distributions and terminations                                    -            (100)            (74)            (44)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                     18             722             740           1,423
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                    87           4,079           1,608           2,398
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                   80           3,077           1,003           2,114
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                             80           4,730           2,094           2,709

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                              (1)            (19)            (33)            (17)
  Net realized gain (loss) on investments
    and capital gains distributions                                         (7)           (142)             26             (78)
  Net unrealized appreciation (depreciation) of
    investments                                                             15           1,003             300             528
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                        7             842             293             433

Changes from contract transactions:
  Purchase payments                                                         60           1,600             510           1,314
  Contract distributions and terminations                                    -            (214)            (83)           (206)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    (16)          1,012             427             946
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                    44           2,398             854           2,054
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                   51           3,240           1,147           2,487
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $         131   $       7,970   $       3,241   $       5,196
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                 Fidelity(R) VIP Fidelity(R) VIP   Fidelity(R)     Fidelity(R)
                                                                  Contrafund(R)  Equity-Income     VIP Growth     VIP Overseas
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $       1,183   $       1,949   $         693   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                             (35)            (53)           (130)              -
  Net realized gain (loss) on investments
    and capital gains distributions                                        (35)         (1,606)           (725)              -
  Net unrealized appreciation (depreciation) of
    investments                                                           (331)             62          (1,237)              -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                     (401)         (1,597)         (2,092)              -

Changes from contract transactions:
  Purchase payments                                                      3,038          12,283          13,555               9
  Contract distributions and terminations                                  (57)           (287)           (197)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    675          11,503          11,253               -
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 3,656          23,499          24,611               9
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                3,255          21,902          22,519               9
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                          4,438          23,851          23,212               9

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                             (69)           (277)           (869)              -
  Net realized gain (loss) on investments
    and capital gains distributions                                         (2)           (856)            139               5
  Net unrealized appreciation (depreciation) of
    investments                                                          1,196           4,744           9,386               1
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                    1,125           5,323           8,656               6

Changes from contract transactions:
  Purchase payments                                                      6,251          41,273          56,344              98
  Contract distributions and terminations                                 (118)         (1,178)         (1,290)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                  1,612          18,091          36,308             (81)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 7,745          58,186          91,362              17
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                8,870          63,509         100,018              23
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $      13,308   $      87,360   $     123,230   $          32
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                    Franklin
                                                                    Small Cap                      Galaxy VIP      Galaxy VIP
                                                                      Value        Greenwich         Asset         Growth and
                                                                   Securities     Appreciation     Allocation        Income
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $         723   $       1,260   $         201

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               -               -               4              (2)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -             (11)           (192)             (5)
  Net unrealized appreciation (depreciation) of
    investments                                                             (3)           (130)            (40)            (42)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       (3)           (141)           (228)            (49)

Changes from contract transactions:
  Purchase payments                                                         20              15               1               4
  Contract distributions and terminations                                    -              (5)            (25)            (14)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                      -              (3)           (377)            (20)
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                    20               7            (401)            (30)
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                   17            (134)           (629)            (79)
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                             17             589             631             122

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               -              (7)              1               -
  Net realized gain (loss) on investments
    and capital gains distributions                                          -             (15)           (237)            (53)
  Net unrealized appreciation (depreciation) of
    investments                                                              6              80             245              49
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                        6              58               9              (4)

Changes from contract transactions:
  Purchase payments                                                        178               5               -               -
  Contract distributions and terminations                                    -             (18)            (23)             (2)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                     (1)            (29)           (617)           (116)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   177             (42)           (640)           (118)
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  183              16            (631)           (122)
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $         200   $         605   $           -   $           -
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                   Galaxy VIP      Galaxy VIP        ING GET        ING GET
                                                                  High Quality      Small Co.         Fund-          Fund-
                                                                      Bond           Growth         Series N        Series P
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $         152   $          84   $      30,868   $     153,045

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               4              (1)           (225)         (1,613)
  Net realized gain (loss) on investments
    and capital gains distributions                                          2              (7)              1             (70)
  Net unrealized appreciation (depreciation) of
    investments                                                              3             (23)           (538)         (1,644)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                        9             (31)           (762)            (39)

Changes from contract transactions:
  Purchase payments                                                          -              12              (8)           (437)
  Contract distributions and terminations                                   (4)             (5)           (792)         (3,496)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    (27)             (3)           (645)         (5,227)
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   (31)              4          (1,445)         (9,160)
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                   22             (27)         (2,207)         (9,199)
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                            130              57          28,661         143,846

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               1               -             268            (347)
  Net realized gain (loss) on investments
    and capital gains distributions                                          5             (37)             65             784
  Net unrealized appreciation (depreciation) of
    investments                                                             (7)             34             132              73
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       (1)             (3)            465             510

Changes from contract transactions:
  Purchase payments                                                          -               -              (9)            (67)
  Contract distributions and terminations                                    -              (1)           (656)         (3,795)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                   (129)            (53)         (2,831)        (21,194)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                  (129)            (54)         (3,496)        (21,194)
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                 (130)            (57)         (3,031)        (24,546)
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $           -   $           -   $      25,630   $     119,300
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                    ING GET         ING GET         ING GET         ING GET
                                                                     Fund-           Fund-           Fund-           Fund-
                                                                    Series Q        Series R        Series S        Series T
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $       1,904   $           -   $           -   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                             335             320            (132)           (298)
  Net realized gain (loss) on investments
    and capital gains distributions                                         (3)             48             (15)              8
  Net unrealized appreciation (depreciation) of
    investments                                                            217           1,356           1,013           2,300
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                      549           1,724             866           2,010

Changes from contract transactions:
  Purchase payments                                                      2,717           2,413           3,067           6,518
  Contract distributions and terminations                               (2,304)         (2,081)         (1,591)           (152)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                166,163         168,470         216,928         229,572
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                               166,576         168,802         218,404         235,938
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                              167,125         170,526         219,270         237,948
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                        169,029         170,526         219,270         237,948

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                          (2,625)         (2,604)         (3,177)         (3,283)
  Net realized gain (loss) on investments
    and capital gains distributions                                      1,137           1,444           2,012           3,054
  Net unrealized appreciation (depreciation) of
    investments                                                          5,132           5,219           6,369           5,092
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                    3,644           4,059           5,204           4,863

Changes from contract transactions:
  Purchase payments                                                       (115)            (52)            (71)           (240)
  Contract distributions and terminations                               (5,419)         (3,143)         (4,077)         (5,455)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                (28,713)        (30,683)        (47,171)        (66,984)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                               (34,247)        (33,878)        (51,319)        (72,679)
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                              (30,603)        (29,819)        (46,115)        (67,816)
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $     138,426   $     140,707   $     173,155   $     170,132
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                                                    ING GET
                                                                                                    ING GET        U.S. Core
                                                                    ING GET          ING GET       U.S. Core       Portfolio-
                                                                     Fund-            Fund-        Portfolio-       Series 2
                                                                    Series U         Series V       Series 1      (Guaranteed)
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $           -   $           -   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               -               -               -               -
  Net realized gain (loss) on investments
    and capital gains distributions                                          -               -               -               -
  Net unrealized appreciation (depreciation) of
    investments                                                              -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                        -               -               -               -

Changes from contract transactions:
  Purchase payments                                                        466               -               -               -
  Contract distributions and terminations                                    -               -               -               -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    582               -               -               -
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 1,048               -               -               -
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                1,048               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                          1,048               -               -               -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                          (2,758)         (2,605)           (331)             (1)
  Net realized gain (loss) on investments
    and capital gains distributions                                      4,539            (598)              5               -
  Net unrealized appreciation (depreciation) of
    investments                                                          7,571          (9,327)          1,041               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                    9,352         (12,530)            715              (1)

Changes from contract transactions:
  Purchase payments                                                      5,929          12,269           6,002              96
  Contract distributions and terminations                               (2,550)         (2,437)           (374)            (10)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                164,794         363,136         231,286           2,106
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                               168,173         372,968         236,914           2,192
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                              177,525         360,438         237,629           2,191
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $     178,573   $     360,438   $     237,629   $       2,191
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                    ING AIM                       ING Alliance
                                                                     ING AIM        Mid-Cap       ING Alliance       Mid-Cap
                                                                     Mid-Cap        Growth           Mid-Cap         Growth
                                                                     Growth         Advisor          Growth         Advisor
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $     259,382   $           -   $     395,434   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                          (3,672)              -          (5,491)              -
  Net realized gain (loss) on investments
    and capital gains distributions                                   (113,239)              -        (211,562)              -
  Net unrealized appreciation (depreciation) of
    investments                                                         38,088              (1)         97,211              (6)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                  (78,823)             (1)       (119,842)             (6)

Changes from contract transactions:
  Purchase payments                                                     15,000              61          22,649             150
  Contract distributions and terminations                               (9,725)              -         (16,524)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                (45,983)             18         (34,948)              4
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   1               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                               (40,707)             79         (28,823)            154
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                             (119,530)             78        (148,665)            148
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                        139,852              78         246,769             148

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                          (2,261)            (11)         (4,265)            (13)
  Net realized gain (loss) on investments
    and capital gains distributions                                      8,989               3          14,705               7
  Net unrealized appreciation (depreciation) of
    investments                                                         27,030             127          90,661             253
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                   33,758             119         101,101             247

Changes from contract transactions:
  Purchase payments                                                     17,220           1,504          25,377           1,816
  Contract distributions and terminations                               (5,661)             (3)        (13,228)             (1)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                 (2,861)             58          20,263             234
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 8,698           1,559          32,412           2,049
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               42,456           1,678         133,513           2,296
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $     182,308   $       1,756   $     380,282   $       2,444
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                                                   ING Capital
                                                                  ING American    ING American    ING American      Guardian
                                                                      Funds          Funds           Funds          Large Cap
                                                                     Growth      Growth-Income    International       Value
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $           -   $           -   $     275,489

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               -               -               -          (4,985)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -               -               -         (12,529)
  Net unrealized appreciation (depreciation) of
    investments                                                              -               -               -         (66,466)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                        -               -               -         (83,980)

Changes from contract transactions:
  Purchase payments                                                          -               -               -          90,790
  Contract distributions and terminations                                    -               -               -         (11,843)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                      -               -               -          25,232
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                     -               -               -         104,179
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                    -               -               -          20,199
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                              -               -               -         295,688

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                             (12)             (9)             (2)         (5,434)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -               -               3          (4,567)
  Net unrealized appreciation (depreciation) of
    investments                                                           (513)           (257)            (57)         70,125
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                     (525)           (266)            (56)         60,124

Changes from contract transactions:
  Purchase payments                                                      5,473           4,676           1,948         (79,043)
  Contract distributions and terminations                                   (7)             (5)              -         (12,560)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                 10,186           8,130           2,479          33,295
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                15,652          12,801           4,427          99,778
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               15,127          12,535           4,371         159,902
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $      15,127   $      12,535   $       4,371   $     455,590
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                  ING Capital                      ING Capital
                                                                    Guardian      ING Capital       Guardian
                                                                    Large Cap      Guardian          Managed       ING Capital
                                                                      Value         Managed          Global         Guardian
                                                                     Advisor        Global           Advisor        Small Cap
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $     250,388   $           -   $     480,513

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                              (1)         (3,977)              -          (7,335)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -          (2,654)              -         (87,705)
  Net unrealized appreciation (depreciation) of
    investments                                                            (14)        (50,119)             (2)        (39,390)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                      (15)        (56,750)             (2)       (134,430)

Changes from contract transactions:
  Purchase payments                                                        307          48,234              31          64,429
  Contract distributions and terminations                                    -         (12,917)              -         (23,540)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                     41          (5,872)             21         (45,826)
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               1               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   348          29,446              52          (4,937)
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  333         (27,304)             50        (139,367)
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                            333         223,084              50         341,146

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                             (40)         (3,456)             (6)         (5,365)
  Net realized gain (loss) on investments
    and capital gains distributions                                        (32)         (2,801)              8         (18,250)
  Net unrealized appreciation (depreciation) of
    investments                                                            496          46,677              66          98,880
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                      424          40,420              68          75,265

Changes from contract transactions:
  Purchase payments                                                      4,080          35,583             844          41,174
  Contract distributions and terminations                                 (460)         (8,721)            (33)        (12,700)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    355           1,958              46           5,240
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 3,975          28,820             857          33,714
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                4,399          69,240             925         108,979
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $       4,732   $     292,324   $         975   $     450,125
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                  ING Capital                         ING
                                                                    Guardian          ING           Developing      ING Eagle
                                                                   Small Cap       Developing         World        Asset Value
                                                                     Advisor         World           Advisor          Equity
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $      71,466   $           -   $     199,039

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               -          (1,356)              -          (2,233)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -           1,932               -         (11,165)
  Net unrealized appreciation (depreciation) of
    investments                                                              1          (8,556)             (2)        (27,107)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                        1          (7,980)             (2)        (40,505)

Changes from contract transactions:
  Purchase payments                                                         85          11,601              81          24,266
  Contract distributions and terminations                                    -          (4,659)              -          (9,725)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    235         (10,428)              -             164
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               1               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   320          (3,486)             81          14,705
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  321         (11,466)             79         (25,800)
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                            321          60,000              79         173,239

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                             (16)           (885)             (6)         (2,409)
  Net realized gain (loss) on investments
    and capital gains distributions                                          1          (2,630)              2          (8,550)
  Net unrealized appreciation (depreciation) of
    investments                                                            197          18,404             143          25,221
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                      182          14,889             139          14,262

Changes from contract transactions:
  Purchase payments                                                      1,634           8,037             700          15,891
  Contract distributions and terminations                                   (5)         (2,362)              -          (6,914)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    169            (188)            133         (13,110)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 1,798           5,487             833          (4,133)
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                1,980          20,376             972          10,129
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $       2,301   $      80,376   $       1,051   $     183,368
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                   ING Eagle                         ING FMR          ING
                                                                  Asset Value        ING FMR       Diversified    Goldman Sachs
                                                                    Equity         Diversified       Mid-Cap        Internet
                                                                    Advisor          Mid-Cap         Advisor       Tollkeeper
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $      57,814   $           -   $       5,389

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               1          (1,405)              -            (169)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -          (1,645)              -          (3,259)
  Net unrealized appreciation (depreciation) of
    investments                                                             (3)        (16,949)             (4)             32
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       (2)        (19,999)             (4)         (3,396)

Changes from contract transactions:
  Purchase payments                                                         62          38,230             136           7,425
  Contract distributions and terminations                                    -          (3,572)              -            (281)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                     47          18,686              88           3,665
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   109          53,344             224          10,809
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  107          33,345             220           7,413
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                            107          91,159             220          12,802

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                              (7)         (1,694)            (20)           (364)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -            (976)              -             571
  Net unrealized appreciation (depreciation) of
    investments                                                             48          18,666             222           3,484
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       41          15,996             202           3,691

Changes from contract transactions:
  Purchase payments                                                        560          29,839           2,097          13,529
  Contract distributions and terminations                                   (3)         (2,745)            (17)           (596)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                     49           1,444             144           7,411
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   606          28,538           2,224          20,344
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  647          44,534           2,426          24,035
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $         754   $     135,693   $       2,426   $      36,837
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                      ING
                                                                 Goldman Sachs                        ING
                                                                   Internet           ING            Hard
                                                                  Tollkeeper          Hard          Assets           ING
                                                                    Advisor          Assets         Advisor      International
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $      33,209   $           -   $     144,061

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               -            (642)              -          (1,510)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -          (2,333)              -         (18,218)
  Net unrealized appreciation (depreciation) of
    investments                                                             (4)         (1,937)              1          (1,709)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       (4)         (4,912)              1         (21,437)

Changes from contract transactions:
  Purchase payments                                                         42          10,388              63          15,966
  Contract distributions and terminations                                    -          (2,996)              -          (6,869)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                     15          32,064              33         (11,244)
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                    57          39,456              96          (2,147)
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                   53          34,544              96         (23,584)
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                             53          67,753              97         120,477

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                              (7)         (1,032)            (10)         (1,746)
  Net realized gain (loss) on investments
    and capital gains distributions                                          6          (3,190)              1          14,759
  Net unrealized appreciation (depreciation) of
    investments                                                             45          20,073             205           2,937
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       44          15,851             196          15,950

Changes from contract transactions:
  Purchase payments                                                      1,180           8,950           1,128          13,786
  Contract distributions and terminations                                  (62)         (3,673)              -          (3,913)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    217           6,952             179          (4,637)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 1,335          12,229           1,307           5,236
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                1,379          28,080           1,503          21,186
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $       1,432   $      95,833   $       1,600   $     141,663
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                                      ING
                                                                      ING              ING       Janus Growth
                                                                 International    Janus Growth    and Income        ING Janus
                                                                    Advisor        and Income       Advisor      Special Equity
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $      92,720   $           -   $      24,325

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               1          (1,869)              -            (504)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -          (4,040)              -          (1,565)
  Net unrealized appreciation (depreciation) of
    investments                                                              -         (22,039)            (15)         (6,229)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                        1         (27,948)            (15)         (8,298)

Changes from contract transactions:
  Purchase payments                                                        218          55,155             541           6,311
  Contract distributions and terminations                                    -          (4,880)              -            (834)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                     35          15,298              61             290
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   253          65,573             602           5,767
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  254          37,625             587          (2,531)
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                            254         130,345             587          21,794

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                             (24)         (2,531)            (49)           (429)
  Net realized gain (loss) on investments
    and capital gains distributions                                          2            (879)              4            (704)
  Net unrealized appreciation (depreciation) of
    investments                                                            327          16,107             266           7,982
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                      305          12,697             221           6,849

Changes from contract transactions:
  Purchase payments                                                      2,262          48,575           4,335           7,416
  Contract distributions and terminations                                   (5)         (4,085)            (36)           (718)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    189          13,867             319           6,838
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 2,446          58,357           4,618          13,536
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                2,751          71,054           4,839          20,385
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $       3,005   $     201,399   $       5,426   $      42,179
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                                  ING Jennison    ING JPMorgan
                                                                    ING Janus    ING Jennison        Equity          Fleming
                                                                 Special Equity     Equity       Opportunities      Small Cap
                                                                     Advisor     Opportunities       Advisor         Equity
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $     440,209   $           -   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               -          (5,971)              -             (56)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -        (150,767)              -             (90)
  Net unrealized appreciation (depreciation) of
    investments                                                             (1)         21,921               -            (411)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       (1)       (134,817)              -            (557)

Changes from contract transactions:
  Purchase payments                                                         36          34,448              32           5,453
  Contract distributions and terminations                                    -         (17,174)              -            (116)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                     21         (41,715)              2           4,710
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               3               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                    57         (24,438)             34          10,047
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                   56        (159,255)             34           9,490
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                             56         280,954              34           9,490

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                              (3)         (3,859)             (7)           (327)
  Net realized gain (loss) on investments
    and capital gains distributions                                          3         (47,580)              1             (85)
  Net unrealized appreciation (depreciation) of
    investments                                                             40          83,764              79           4,046
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       40          32,325              73           3,634

Changes from contract transactions:
  Purchase payments                                                        276           9,978             813          18,769
  Contract distributions and terminations                                   (5)        (11,857)             (8)           (255)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                     78         (23,210)            180           9,271
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   349         (25,089)            985          27,785
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  389           7,236           1,058          31,419
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $         445   $     288,190   $       1,092   $      40,909
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                  ING JPMorgan
                                                                    Fleming                           ING              ING
                                                                    Small Cap          ING         Julius Baer       Limited
                                                                     Equity        Julius Baer       Foreign        Maturity
                                                                     Advisor         Foreign         Advisor          Bond
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $           -   $           -   $     364,062

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                              (1)            (24)              -           8,171
  Net realized gain (loss) on investments
    and capital gains distributions                                          -            (285)              -           6,401
  Net unrealized appreciation (depreciation) of
    investments                                                             (9)             29              (1)          9,830
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                      (10)           (280)             (1)         24,402

Changes from contract transactions:
  Purchase payments                                                        462           2,749             166          96,571
  Contract distributions and terminations                                    -             (61)              -         (30,028)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                     59           2,582               -         103,934
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   521           5,270             166         170,477
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  511           4,990             165         194,879
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                            511           4,990             165         558,941

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                             (46)           (167)            (13)         (8,163)
  Net realized gain (loss) on investments
    and capital gains distributions                                          1             952               2           6,819
  Net unrealized appreciation (depreciation) of
    investments                                                            579             632             118           7,967
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                      534           1,417             107           6,623

Changes from contract transactions:
  Purchase payments                                                      5,093           7,325           1,145          92,473
  Contract distributions and terminations                                  (38)           (199)             (2)        (29,014)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    505           5,275             129         (58,349)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 5,560          12,401           1,272           5,110
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                6,094          13,818           1,379          11,733
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $       6,605   $      18,808   $       1,544   $     570,674
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                       ING                             ING
                                                                      ING            Liquid            ING           Marisco
                                                                     Liquid          Assets          Marisco          Growth
                                                                     Assets          Advisor         Growth          Advisor
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $   1,071,485   $           -   $   1,002,892   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                         (35,023)             (2)        (13,950)              -
  Net realized gain (loss) on investments
    and capital gains distributions                                          -               -        (524,085)              -
  Net unrealized appreciation (depreciation) of
    investments                                                              -               -         244,425              (5)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                      (10)             (2)       (293,610)             (5)

Changes from contract transactions:
  Purchase payments                                                    454,243           3,191          56,919              68
  Contract distributions and terminations                             (594,093)              -         (35,962)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                126,567          (1,389)       (170,198)             29
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                               (13,283)          1,802        (149,241)             97
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                              (48,306)          1,800        (442,851)             92
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                      1,023,179           1,800         560,041              92

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                         (27,729)            (69)         (8,747)            (37)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -               -         (13,050)              2
  Net unrealized appreciation (depreciation) of
    investments                                                              -               -         131,609             443
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                  (27,729)            (69)        109,812             408

Changes from contract transactions:
  Purchase payments                                                    309,661           8,215          52,040           4,064
  Contract distributions and terminations                             (436,427)           (421)        (23,310)            (43)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                 58,974          (1,144)         (4,723)          1,010
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                               (67,792)          6,650          24,007           5,031
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                              (95,521)          6,581         133,819           5,439
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $     927,658   $       8,381   $     693,860   $       5,531
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                       ING                            ING
                                                                      ING            Mercury           ING          Mercury
                                                                    Mercury           Focus          Mercury      Fundamental
                                                                     Focus            Value        Fundamental       Growth
                                                                     Value           Advisor         Growth         Advisor
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $           -   $           -   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                             (39)              -             (12)              -
  Net realized gain (loss) on investments
    and capital gains distributions                                       (201)              -             (17)              -
  Net unrealized appreciation (depreciation) of
    investments                                                            (90)             (2)           (114)             (5)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                     (330)             (2)           (143)             (5)

Changes from contract transactions:
  Purchase payments                                                      3,044              23           1,709              99
  Contract distributions and terminations                                  (96)              -             (21)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                  3,313              27           1,197              14
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 6,261              50           2,885             113
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                5,931              48           2,742             108
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                          5,931              48           2,742             108

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                            (154)             (4)            (99)             (5)
  Net realized gain (loss) on investments
    and capital gains distributions                                        (66)              3             (25)              -
  Net unrealized appreciation (depreciation) of
    investments                                                          1,305              29             917              54
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                    1,085              28             793              49

Changes from contract transactions:
  Purchase payments                                                      6,465             353           4,313             339
  Contract distributions and terminations                                 (166)             (1)           (155)             (4)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                  4,039              78           1,907             130
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                10,338             430           6,065             465
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               11,423             458           6,858             514
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $      17,354   $         506   $       9,600   $         622
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                    ING MFS
                                                                     ING MFS        Mid-Cap                         ING MFS
                                                                     Mid-Cap         Growth         ING MFS         Research
                                                                     Growth         Advisor         Research        Advisor
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $     928,290   $           -   $     637,711   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                         (11,581)              -          (7,743)              -
  Net realized gain (loss) on investments
    and capital gains distributions                                   (502,998)              -        (159,946)              -
  Net unrealized appreciation (depreciation) of
    investments                                                         41,552              (9)          3,501              (3)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                 (473,027)             (9)       (164,188)             (3)

Changes from contract transactions:
  Purchase payments                                                     86,280             231          51,406             254
  Contract distributions and terminations                              (30,288)              -         (28,260)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                (75,674)            327         (75,634)             75
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                               (19,682)            558         (52,488)            329
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                             (492,709)            549        (261,676)            326
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                        435,581             549         421,035             326

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                          (7,269)            (45)         (6,233)            (13)
  Net realized gain (loss) on investments
    and capital gains distributions                                    (82,076)             13        (112,102)              3
  Net unrealized appreciation (depreciation) of
    investments                                                        192,868             525         162,272              85
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                  103,523             493          43,937              75

Changes from contract transactions:
  Purchase payments                                                     47,877           4,345          33,995           1,029
  Contract distributions and terminations                              (18,860)             (4)        (17,876)            (12)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    (89)            497         (26,230)             83
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                28,928           4,838         (10,111)          1,100
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                              132,451           5,331          33,826           1,175
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $     568,032   $       5,880   $     454,861   $       1,501
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                    ING MFS                           ING
                                                                    ING MFS          Total            ING            PIMCO
                                                                     Total           Return          PIMCO         Core Bond
                                                                     Return         Advisor        Core Bond        Advisor
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $     793,394   $           -   $     114,996   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                           4,052              17           4,398              15
  Net realized gain (loss) on investments
    and capital gains distributions                                        704               1           2,237               1
  Net unrealized appreciation (depreciation) of
    investments                                                        (67,592)            (29)         10,717              (3)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                  (62,836)            (11)        (17,352)             13

Changes from contract transactions:
  Purchase payments                                                    155,432             976         135,019             872
  Contract distributions and terminations                              (47,311)              -         (11,442)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                (14,587)            (10)        169,200             107
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                               122,708             966         292,777             979
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               59,872             955         310,129             992
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                        853,266             955         425,125             992

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                         (12,953)            (92)         (7,795)           (137)
  Net realized gain (loss) on investments
    and capital gains distributions                                     (1,925)             (6)          9,311              20
  Net unrealized appreciation (depreciation) of
    investments                                                         81,075             498          12,129             292
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                   66,197             400          13,645             175

Changes from contract transactions:
  Purchase payments                                                    130,103           8,813         124,241          12,262
  Contract distributions and terminations                              (40,101)            (16)        (20,703)           (130)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                 26,483           1,453         (27,472)            116
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                               116,485          10,250          76,066          12,248
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                              182,682          10,650          89,711          12,423
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $   1,035,948   $      11,605   $     514,836   $      13,415
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                  ING Salomon                     ING Salomon
                                                                  ING Salomon       Brothers      ING Salomon       Brothers
                                                                   Brothers         All Cap        Brothers        Investors
                                                                    All Cap         Advisor        Investors        Advisor
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $     299,314   $           -   $      91,400   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                          (5,038)              -          (1,156)              1
  Net realized gain (loss) on investments
    and capital gains distributions                                    (14,267)              -          (2,693)              -
  Net unrealized appreciation (depreciation) of
    investments                                                        (74,887)             (1)        (23,933)              -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                  (94,192)             (1)        (27,782)              1

Changes from contract transactions:
  Purchase payments                                                     83,489             136          33,925             872
  Contract distributions and terminations                              (12,299)              -          (3,916)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                (28,572)             41          (1,491)             107
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                42,618             177          28,518             296
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                              (51,574)            176             736             297
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                        247,740             176          92,136             297

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                          (4,421)            (25)         (1,535)             (7)
  Net realized gain (loss) on investments
    and capital gains distributions                                     (7,397)              2          (4,178)              -
  Net unrealized appreciation (depreciation) of
    investments                                                         63,667             298          18,417              66
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                   51,849             275          12,704              59

Changes from contract transactions:
  Purchase payments                                                     45,710           2,848          16,648             349
  Contract distributions and terminations                               (8,941)             (5)         (3,229)            (10)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                 15,177             340          (2,121)            105
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                51,946           3,183          11,298             444
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                              103,795           3,458          24,002             503
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $     351,535   $       3,634   $     116,138   $         800
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                      ING
                                                                       ING        T. Rowe Price                       ING
                                                                  T. Rowe Price      Capital         ING         T. Rowe Price
                                                                     Capital      Appreciation   T. Rowe Price    Equity Income
                                                                  Appreciation       Advisor     Equity Income      Advisor
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $     644,971   $           -   $     416,763   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                          (1,345)              9          (1,888)              6
  Net realized gain (loss) on investments
    and capital gains distributions                                     13,721               9         (13,856)              3
  Net unrealized appreciation (depreciation) of
    investments                                                        (34,916)            (20)        (56,537)            (20)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                  (22,540)             (2)        (72,281)            (11)

Changes from contract transactions:
  Purchase payments                                                    223,105             900          85,631             591
  Contract distributions and terminations                              (43,624)              -         (20,848)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                133,166              (4)            403              60
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   1               -               2               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                               312,648             896          65,188             651
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                              290,108             894          (7,093)            640
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                        935,079             894         709,670             640

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                         (14,505)           (101)         (6,243)            (57)
  Net realized gain (loss) on investments
    and capital gains distributions                                      3,824              30          (3,791)            (10)
  Net unrealized appreciation (depreciation) of
    investments                                                        106,633             791          49,307             445
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                   95,952             720          39,273             378

Changes from contract transactions:
  Purchase payments                                                    169,599          10,288          83,313           5,526
  Contract distributions and terminations                              (43,537)           (189)        (17,564)             (6)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                 (4,652)          1,101           9,408             661
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                               121,410          11,200          75,157           6,181
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                              217,362          11,920         114,430           6,559
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $   1,152,441   $      12,814   $     524,100   $       7,199
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                                                       ING
                                                                                    ING UBS           ING           Van Kampen
                                                                    ING UBS      U.S. Balanced     Van Kampen     Equity Growth
                                                                 U.S. Balanced       Advisor      Equity Growth       Advisor
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $      49,242   $           -   $           -   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                            (511)              -             (19)             (1)
  Net realized gain (loss) on investments
    and capital gains distributions                                     (2,018)              -             (88)              -
  Net unrealized appreciation (depreciation) of
    investments                                                         (8,019)              -            (170)            (22)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                  (10,548)              -            (277)            (23)

Changes from contract transactions:
  Purchase payments                                                     11,948               -           2,518             468
  Contract distributions and terminations                               (2,730)              -             (48)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                   (671)              -           2,169              13
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 8,547               -           4,639             481
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               (2,001)              -           4,362             458
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                         47,241               -           4,362             458

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                            (734)              -            (172)            (32)
  Net realized gain (loss) on investments
    and capital gains distributions                                     (1,346)              -             (37)              1
  Net unrealized appreciation (depreciation) of
    investments                                                          5,411               -           1,230             194
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                    3,331               -           1,021             163

Changes from contract transactions:
  Purchase payments                                                      5,042             288          10,441           3,234
  Contract distributions and terminations                               (1,536)              -            (155)            (12)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                  2,346              30           4,808             467
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 5,852             318          15,094           3,689
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                9,183             318          16,115           3,852
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $      56,424   $         318   $      20,477   $       4,310
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                      ING                             ING
                                                                      ING          Van Kampen         ING          Van Kampen
                                                                   Van Kampen        Global        Van Kampen      Growth and
                                                                     Global        Franchise       Growth and        Income
                                                                   Franchise        Advisor          Income         Advisor
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $           -   $     732,049   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                             (84)             (1)         (6,430)              5
  Net realized gain (loss) on investments
    and capital gains distributions                                       (154)              -          (9,833)              1
  Net unrealized appreciation (depreciation) of
    investments                                                           (208)              6        (100,836)             12
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                     (446)              5        (117,099)             (6)

Changes from contract transactions:
  Purchase payments                                                      7,816             690          44,218             960
  Contract distributions and terminations                                 (161)              -         (36,216)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                  7,461              13         (68,345)             36
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               1               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                15,116             703         (60,342)            996
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               14,670             708        (177,441)            990
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                         14,670             708         554,608             990

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                            (383)            (74)         (7,761)           (123)
  Net realized gain (loss) on investments
    and capital gains distributions                                        106              (3)        (15,775)             (3)
  Net unrealized appreciation (depreciation) of
    investments                                                          2,951             670          83,753           1,041
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                    2,674             593          60,217             915

Changes from contract transactions:
  Purchase payments                                                     18,244           7,197          45,329          12,238
  Contract distributions and terminations                                 (422)            (81)        (25,535)           (239)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                  5,321           1,235         (17,341)          1,610
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                23,143           8,351           2,453          13,609
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               25,817           8,944          62,670          14,524
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $      40,487   $       9,652   $     617,278   $      15,514
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                      ING
                                                                      ING          Van Kampen      ING Alger
                                                                   Van Kampen     Real Estate      Aggressive       ING Alger
                                                                  Real Estate       Advisor          Growth          Growth
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $     126,169   $           -   $           -   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                           3,164               7               -               -
  Net realized gain (loss) on investments
    and capital gains distributions                                      5,522               2               -               -
  Net unrealized appreciation (depreciation) of
    investments                                                        (16,719)             (2)              -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                   (8,033)              5               -               -

Changes from contract transactions:
  Purchase payments                                                     44,924             243               -              43
  Contract distributions and terminations                               (8,734)              -               -               -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                 33,281              26               -               -
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                69,471             269               -              43
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               61,438             276               -              39
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                        187,607             276               -              39

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                          (3,138)            (32)             (1)              -
  Net realized gain (loss) on investments
    and capital gains distributions                                       (510)              1               -               -
  Net unrealized appreciation (depreciation) of
    investments                                                         54,474             538              20              10
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                   50,826             507              19              10

Changes from contract transactions:
  Purchase payments                                                     37,307           3,038             308              67
  Contract distributions and terminations                               (8,960)             (4)              -              (1)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                 13,991             535              15               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                42,338           3,569             323              66
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               93,164           4,076             342              76
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $     280,771   $       4,352   $         342   $         115
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                      ING
                                                                    American          ING
                                                                    Century          Baron        ING JPMorgan    ING JPMorgan
                                                                   Small Cap        Small Cap        Fleming         Mid Cap
                                                                     Value           Growth       International       Value
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $           -   $           -   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               -               -               -               -
  Net realized gain (loss) on investments
    and capital gains distributions                                          -               -               -              (4)
  Net unrealized appreciation (depreciation) of
    investments                                                              -               -               -               7
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                        -               -               -               3

Changes from contract transactions:
  Purchase payments                                                          2               -               7             140
  Contract distributions and terminations                                    -               -               -               -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                      -               -               -             158
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                     2               -               7             298
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                    2               -               7             301
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                              2               -               7             301

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               -              (1)              -             (10)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -               -              13               7
  Net unrealized appreciation (depreciation) of
    investments                                                             10              30             (27)            116
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       10              29             (14)            113

Changes from contract transactions:
  Purchase payments                                                        112             477             693           1,126
  Contract distributions and terminations                                   (1)              -              (3)             (8)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                      -              15           1,416           1,303
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   111             492           2,106           2,421
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  121             521           2,092           2,534
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $         123   $         521   $       2,099   $       2,835
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                      ING             ING
                                                                     MFS(R)          MFS(R)
                                                                    Capital         Capital           ING             ING
                                                                 Opportunities   Opportunities    MFS(R) Global   MFS Research
                                                                (Initial Class)  (Service Class)     Growth         Equity
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $         698   $           -   $           -   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                             (17)              -               -               -
  Net realized gain (loss) on investments
    and capital gains distributions                                        (59)              -               -               -
  Net unrealized appreciation (depreciation) of
    investments                                                           (329)            (13)              -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                     (405)            (13)              -               -

Changes from contract transactions:
  Purchase payments                                                        717              85              66               -
  Contract distributions and terminations                                  (25)              -               -               -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    295               -               9               -
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   987              85              75               -
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  582              72              75               -
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                          1,280              72              75               -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                             (15)             (1)             (3)              -
  Net realized gain (loss) on investments
    and capital gains distributions                                        (99)              -              11               -
  Net unrealized appreciation (depreciation) of
    investments                                                            289              20              38               4
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                      175              19              46               4

Changes from contract transactions:
  Purchase payments                                                        336             192             277              80
  Contract distributions and terminations                                  (38)              -              (6)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    116               -             176               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   414             192             447              80
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  589             211             493              84
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $       1,869   $         283   $         568   $          84
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                                  ING Salomon      ING Salomon
                                                                   ING OpCap                        Brothers         Brothers
                                                                    Balanced       ING PIMCO       Aggressive      Fundamental
                                                                     Value        Total Return       Growth           Value
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $           -   $           -   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               -              13               -               -
  Net realized gain (loss) on investments
    and capital gains distributions                                          -               1               -               -
  Net unrealized appreciation (depreciation) of
    investments                                                             (5)             (5)              -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       (5)             (9)              -               -

Changes from contract transactions:
  Purchase payments                                                        131             585               -               9
  Contract distributions and terminations                                    -               -               -               -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                      -              (1)              -               -
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   131             584               -               9
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  126             593               -               9
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                            126             593               -               9

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               5               2              (2)              4
  Net realized gain (loss) on investments
    and capital gains distributions                                          -               2              10               -
  Net unrealized appreciation (depreciation) of
    investments                                                             25              26             (65)             13
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       60              30             (57)             17

Changes from contract transactions:
  Purchase payments                                                        124             998           1,235             360
  Contract distributions and terminations                                    -             (46)              -               -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                     42            (126)          1,298              42
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   166             826           2,533             402
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  196             856           2,476             419
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $         322   $       1,449   $       2,476   $         428
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                  ING Salomon         ING
                                                                    Brothers     T. Rowe Price      ING UBS           ING
                                                                   Investors         Growth      Tactical Asset    Van Kampen
                                                                     Value           Equity        Allocation       Comstock
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $           -   $           -   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               -               -               -               2
  Net realized gain (loss) on investments
    and capital gains distributions                                          -               -               -               -
  Net unrealized appreciation (depreciation) of
    investments                                                              -             (19)              -               7
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                        -             (19)              -               9

Changes from contract transactions:
  Purchase payments                                                          4             163               -           1,591
  Contract distributions and terminations                                    -               -               -             (13)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                      -               -               2             150
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                     4             163               2           1,728
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                    4             144               2           1,737
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                              4             144               2           1,737

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               1              (2)              -            (174)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -              (2)              -              37
  Net unrealized appreciation (depreciation) of
    investments                                                              4             104               3           1,716
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                        5             100               3           1,579

Changes from contract transactions:
  Purchase payments                                                        242           1,428              43          18,950
  Contract distributions and terminations                                   (1)            (12)             (2)           (614)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                     42              40               -           2,303
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   283           1,456              41          20,639
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  288           1,556              44          22,218
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $         292   $       1,700   $          46   $      23,955
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                    ING VIT
                                                                   Worldwide         ING VP         ING VP           ING VP
                                                                     Growth         Balanced         Bond            Growth
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $      20,014   $           -   $           -   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                            (536)              -           1,106               -
  Net realized gain (loss) on investments
    and capital gains distributions                                     (2,830)              -             134               -
  Net unrealized appreciation (depreciation) of
    investments                                                         (4,792)              -            (195)             (5)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                   (8,158)              -          (1,045)             (5)

Changes from contract transactions:
  Purchase payments                                                     15,820               -          11,426              51
  Contract distributions and terminations                                 (673)              -            (720)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    355               -          37,839               -
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                15,502               -          48,545              51
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                7,344               -          49,590              46
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                         27,358               -          49,590              46

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                            (535)             (1)            174              (1)
  Net realized gain (loss) on investments
    and capital gains distributions                                     (1,359)              -           1,042               1
  Net unrealized appreciation (depreciation) of
    investments                                                          6,537              10             855              14
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                    4,643               9           2,071              14

Changes from contract transactions:
  Purchase payments                                                     10,202             677          30,405             201
  Contract distributions and terminations                                 (853)              -          (3,153)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    347              10             855              14
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 9,696             677          20,518             207
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               14,339             686          22,589             221
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $      41,697   $         686   $      72,179   $         267
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                     ING VP          ING VP          ING VP         ING VP
                                                                   Index Plus      Index Plus      Index Plus    International
                                                                    LargeCap         MidCap         SmallCap        Equity
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $         812   $         820   $         680   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                             (31)            (48)            (32)              -
  Net realized gain (loss) on investments
    and capital gains distributions                                       (505)           (505)           (394)              -
  Net unrealized appreciation (depreciation) of
    investments                                                           (104)           (180)            (90)              -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                     (640)           (733)           (516)              -

Changes from contract transactions:
  Purchase payments                                                      3,070           4,161           3,269               -
  Contract distributions and terminations                                  (85)            (74)            (43)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                  1,432           1,735             615               -
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 4,417           5,822           3,841               -
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                3,777           5,089           3,325               -
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                          4,589           5,909           4,005               -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               2             (60)            (58)              -
  Net realized gain (loss) on investments
    and capital gains distributions                                        117            (116)             45               -
  Net unrealized appreciation (depreciation) of
    investments                                                            569           1,315             956               7
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                      688           1,139             943               7

Changes from contract transactions:
  Purchase payments                                                     18,894           4,474           2,915               -
  Contract distributions and terminations                                 (271)           (110)            (73)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                 11,381             194             451               7
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                30,004           4,558           3,293              50
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               30,692           5,697           4,236              57
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $      35,281   $      11,606   $       8,241   $          57
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                     ING VP          ING VP                          ING VP
                                                                     Small           Value           ING VP        Growth and
                                                                    Company       Opportunity      Convertible       Income
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $         298   $         194   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               -             (12)             12               -
  Net realized gain (loss) on investments
    and capital gains distributions                                         (5)            (45)            (15)              -
  Net unrealized appreciation (depreciation) of
    investments                                                            (53)           (250)            (53)              -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                      (58)           (307)            (56)              -

Changes from contract transactions:
  Purchase payments                                                        237             981             673               -
  Contract distributions and terminations                                    -             (24)            (11)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    (23)            138             234               -
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   214           1,095             896               -
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  156             788             840               -
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                            156           1,086           1,034               -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                              (1)             (6)              2              (2)
  Net realized gain (loss) on investments
    and capital gains distributions                                         (6)            (23)             (5)               -
  Net unrealized appreciation (depreciation) of
    investments                                                             96             145             193               2
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       89             116             190               -

Changes from contract transactions:
  Purchase payments                                                        429             475             824           1,357
  Contract distributions and terminations                                   (3)            (23)            (42)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    (11)             80           1,203               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   415             532           1,985           1,357
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  504             648           2,175           1,357
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $         660   $       1,734   $       3,209   $       1,357
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                    ING VP           ING VP          ING VP          ING VP
                                                                    Growth       International    Large Company     LargeCap
                                                                 Opportunities       Value            Value          Growth
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $       5,219   $           -   $         156   $         533

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                            (170)              -              (1)             (9)
  Net realized gain (loss) on investments
    and capital gains distributions                                       (662)              -             (40)           (292)
  Net unrealized appreciation (depreciation) of
    investments                                                         (2,425)            (10)           (163)            (52)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                   (3,257)            (10)           (204)           (353)

Changes from contract transactions:
  Purchase payments                                                      6,716              52             575               -
  Contract distributions and terminations                                 (246)              -             (15)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                  1,486               -             446             147
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 7,956              52           1,006             826
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                4,699              42             802             473
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                          9,918              42             958           1,006

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                            (217)             (1)            (11)            (15)
  Net realized gain (loss) on investments
    and capital gains distributions                                       (422)             (2)           (110)            (14)
  Net unrealized appreciation (depreciation) of
    investments                                                          2,677              40             253             265
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                    2,038              37             132             236

Changes from contract transactions:
  Purchase payments                                                      6,070             293             519             544
  Contract distributions and terminations                                 (249)             (1)            (89)            (23)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                  2,142             (10)            166             125
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 7,963             282             596             646
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               10,001             319             728             882
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $      19,919   $         361   $       1,686   $       1,888
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                                                     INVESCO
                                                                                    ING VP           ING VP           VIF -
                                                                     ING VP         MidCap          SmallCap        Financial
                                                                    MagnaCap     Opportunities    Opportunities     Services
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $       5,402   $           -   $      14,437   $       2,404

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                             (96)              -            (493)            (96)
  Net realized gain (loss) on investments
    and capital gains distributions                                       (437)              -          (1,185)         (1,999)
  Net unrealized appreciation (depreciation) of
    investments                                                         (2,222)             (4)        (12,282)           (590)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                   (2,755)             (4)        (13,960)         (2,685)

Changes from contract transactions:
  Purchase payments                                                      7,453              16          24,037          11,708
  Contract distributions and terminations                                 (335)              -            (584)           (419)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                  2,573               -           6,188          11,933
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 9,691              16          29,641          23,222
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                6,936              12          15,681          20,537
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                         12,338              12          30,118          22,941

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                            (161)             (1)           (700)           (480)
  Net realized gain (loss) on investments
    and capital gains distributions                                       (231)              -            (603)            690
  Net unrealized appreciation (depreciation) of
    investments                                                          2,321              17          10,840           3,602
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                    1,929              16           9,537           3,812

Changes from contract transactions:
  Purchase payments                                                      4,649             219          21,326          14,700
  Contract distributions and terminations                                 (381)              -            (832)           (809)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    964               3           6,524           6,055
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 5,232             222          27,018          19,946
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                7,161             238          36,555          23,758
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $      19,499   $         250   $      66,673   $      46,699
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                    INVESCO
                                                                     VIF -          INVESCO         INVESCO        Janus Aspen
                                                                     Health          VIF -           VIF -           Series
                                                                    Sciences        Leisure        Utilities        Balanced
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $      10,790   $           -   $         964   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                            (434)            (40)            (28)              6
  Net realized gain (loss) on investments
    and capital gains distributions                                     (4,162)           (157)           (205)             (3)
  Net unrealized appreciation (depreciation) of
    investments                                                         (1,617)             16            (198)            (29)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                   (6,213)           (181)           (431)            (26)

Changes from contract transactions:
  Purchase payments                                                     14,819           4,483           2,753             548
  Contract distributions and terminations                               (1,044)            (74)           (128)             (2)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                 12,206           1,869           4,625             (24)
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                25,981           6,278           7,250             522
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               19,768           6,097           6,819             496
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                         30,558           6,097           7,783             496

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                            (692)           (200)           (186)              8
  Net realized gain (loss) on investments
    and capital gains distributions                                       (186)            (27)           (369)             (1)
  Net unrealized appreciation (depreciation) of
    investments                                                          4,989           1,428           1,271              99
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                    4,111           1,201             716             106

Changes from contract transactions:
  Purchase payments                                                     25,291          10,475           7,834           3,551
  Contract distributions and terminations                               (1,174)           (290)           (328)             (9)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                  7,455           4,968           4,366             117
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                31,572          15,153          11,872           3,659
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               35,683          16,354          12,588           3,765
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $      66,241   $      22,451   $      20,371   $       4,261
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                  Janus Aspen                     Janus Aspen
                                                                     Series       Janus Aspen       Series         Colonial
                                                                    Flexible         Series        Worldwide       Small Cap
                                                                     Income          Growth          Growth          Value
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $           -   $       1,298   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               5              (1)            (40)              -
  Net realized gain (loss) on investments
    and capital gains distributions                                          -               -            (682)              -
  Net unrealized appreciation (depreciation) of
    investments                                                             10             (32)           (169)              -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       15             (33)           (891)              -

Changes from contract transactions:
  Purchase payments                                                        270             225           3,277               -
  Contract distributions and terminations                                   (1)              -            (141)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                     (1)              -              (9)              -
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   268             225           3,127               -
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  283             192           2,236               -
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                            283             192           3,534               -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               5              (2)            (20)            102
  Net realized gain (loss) on investments
    and capital gains distributions                                         16              (8)            444              53
  Net unrealized appreciation (depreciation) of
    investments                                                             27              57             148              84
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       48              47             572             239

Changes from contract transactions:
  Purchase payments                                                      1,555             679           2,874           4,912
  Contract distributions and terminations                                   (9)              -            (183)            (37)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                   (114)            (86)           (382)          5,6987
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 1,432             593           2,309          10,573
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                1,480             640           2,881          10,812
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $       1,763   $         832   $       6,415   $      10,812
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                    Liberty                         Liberty         Liberty
                                                                     Asset          Liberty         Federal       Small Company
                                                                   Allocation        Equity        Securities        Growth
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $         807   $           -   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               -             (11)              -               -
  Net realized gain (loss) on investments
    and capital gains distributions                                          -             (84)              -               -
  Net unrealized appreciation (depreciation) of
    investments                                                              -            (126)              -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                        -            (221)              -               -

Changes from contract transactions:
  Purchase payments                                                          -              15               -               -
  Contract distributions and terminations                                    -             (33)              -               -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                      -             (81)              -               -
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                     -             (99)              -               -
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                    -            (320)              -               -
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                              -             487               -               -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                              (4)             (6)             (1)              -
  Net realized gain (loss) on investments
    and capital gains distributions                                          4             (53)              1               3
  Net unrealized appreciation (depreciation) of
    investments                                                             60             134               2              15
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       60              75               2              18

Changes from contract transactions:
  Purchase payments                                                          -               -               -               -
  Contract distributions and terminations                                   (6)             (9)             (1)             (1)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    506              42              87              48
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   500              33              86              47
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  560             108              88              65
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $         560   $         595   $          88   $          65
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                                                     PIMCO
                                                                   Oppenheimer     Oppenheimer       PIMCO        StocksPLUS
                                                                     Global         Strategic         High        Growth and
                                                                   Securities         Bond           Yield          Income
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $           -   $     236,343   $     241,065

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                              (1)              -          16,659           1,636
  Net realized gain (loss) on investments
    and capital gains distributions                                         (6)             (1)        (18,706)        (63,970)
  Net unrealized appreciation (depreciation) of
    investments                                                            (38)              1          (3,581)         10,124
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                      (45)              -          (5,628)        (52,210)

Changes from contract transactions:
  Purchase payments                                                        273              51          55,612          25,548
  Contract distributions and terminations                                   (3)              -         (15,056)        (10,918)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    (20)            (35)         33,966         (21,848)
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   250              16          74,522          (7,218)
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  205              16          68,894         (59,428)
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                            205              16         305,237         181,637

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                              (1)              1          17,821            (611)
  Net realized gain (loss) on investments
    and capital gains distributions                                         (5)              5          (4,405)        (31,574)
  Net unrealized appreciation (depreciation) of
    investments                                                            173               7          42,196          58,046
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                      167              13          55,612          25,861

Changes from contract transactions:
  Purchase payments                                                      1,361             273         100,778          12,997
  Contract distributions and terminations                                   (1)              1         (18,056)         (9,118)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                     43             (70)         93,180         (33,649)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 1,403             204         175,902         (29,770)
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                1,570             217         231,514          (3,909)
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $       1,775   $         233   $     536,751   $     177,728
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                                    Pioneer
                                                                     Pioneer        Pioneer         Mid-Cap          Pioneer
                                                                  Equity-Income      Fund            Value        Small Company
                                                                       VCT            VCT             VCT              VCT
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $       2,275   $       5,139   $         938

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               2             (98)           (478)            (39)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -          (1,493)             76             (35)
  Net unrealized appreciation (depreciation) of
    investments                                                            (21)         (1,359)         (6,968)           (577)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                      (19)         (2,950)         (7,370)           (651)

Changes from contract transactions:
  Purchase payments                                                        198          10,991          22,661           2,180
  Contract distributions and terminations                                    -            (339)         (1,418)            (56)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                      -          10,087          34,050           1,006
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   198          20,739          55,293           3,130
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  179          17,789          47,923           2,479
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                            179          20,064          53,062           3,417

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               4            (260)           (960)            (44)
  Net realized gain (loss) on investments
    and capital gains distributions                                         (1)           (673)           (332)            (70)
  Net unrealized appreciation (depreciation) of
    investments                                                             28           3,588          14,053             554
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       31           2,655          12,761             440

Changes from contract transactions:
  Purchase payments                                                        647          17,973          42,838             645
  Contract distributions and terminations                                    -            (726)         (1,955)            (36)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                      3           6,911          16,310             336
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   650          24,158          57,193             945
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  681          26,813          69,954           1,385
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $         860   $      46,877   $     123,016   $       4,802
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                                  ProFund VP
                                                                   ProFund VP      ProFund VP    Rising Rates      ProFund VP
                                                                      Bull         Europe 30      Opportunity      Small Cap
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $      20,583   $       6,312   $           -   $      19,968

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                            (488)           (191)              -            (628)
  Net realized gain (loss) on investments
    and capital gains distributions                                     (7,045)         (1,793)              -          (6,274)
  Net unrealized appreciation (depreciation) of
    investments                                                         (1,022)           (425)              -          (1,582)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                   (8,555)         (2,409)              -          (8,484)

Changes from contract transactions:
  Purchase payments                                                      5,734           2,797               -          11,484
  Contract distributions and terminations                               (1,352)           (941)              -          (4,103)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                 14,855           9,868               -          19,747
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                19,237          11,724               -          27,128
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               10,682           9,315               -          18,644
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                         31,265          15,627               -          38,612

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                            (638)           (185)             (9)           (678)
  Net realized gain (loss) on investments
    and capital gains distributions                                      4,914           1,071              (9)          6,368
  Net unrealized appreciation (depreciation) of
    investments                                                            588             317            (523)            453
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                    4,864           1,203            (541)          6,143

Changes from contract transactions:
  Purchase payments                                                     10,256           2,597             188          11,823
  Contract distributions and terminations                               (1,320)           (504)             (9)         (1,575)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                  2,241          (5,151)         13,377          32,175
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                11,177          (3,058)         13,556          42,423
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               16,041          (1,855)         13,015          48,566
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $      47,306   $      13,772   $      13,015   $      87,178
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                  SP Jennison       Putnam VT       Putnam VT
                                                                   Prudential    International      Discovery      Growth and
                                                                    Jennison        Growth           Growth          Income
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $      45,991   $      11,310   $         577   $         455

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                            (821)           (297)            (20)              -
  Net realized gain (loss) on investments
    and capital gains distributions                                    (12,816)         (2,827)             (8)            (30)
  Net unrealized appreciation (depreciation) of
    investments                                                         (2,790)           (897)           (431)           (254)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                  (16,427)         (4,021)           (459)           (284)

Changes from contract transactions:
  Purchase payments                                                     16,384           7,906           1,233           1,270
  Contract distributions and terminations                               (2,130)           (550)            (19)            (94)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                 (6,070)            696             313             315
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 8,184           8,052           1,527           1,491
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               (8,243)          4,031           1,068           1,207
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                         37,748          15,341           1,645           1,662

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                            (682)           (340)            (26)             12
  Net realized gain (loss) on investments
    and capital gains distributions                                        297           2,370             (40)            (64)
  Net unrealized appreciation (depreciation) of
    investments                                                          6,499           2,715             457             241
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                    6,114           4,745             391             189

Changes from contract transactions:
  Purchase payments                                                      8,682          14,612             640             956
  Contract distributions and terminations                               (1,206)           (411)            (54)            (62)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    693           8,403             183              31
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 8,169          22,574             769             925
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               14,283          27,319           1,160           1,114
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $      52,031   $      42,660   $       2,805   $       2,776
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                   Putnam VT                      Smith Barney
                                                                 International                    International   Smith Barney
                                                                   Growth and     Smith Barney       All Cap       Large Cap
                                                                     Income        High Income       Growth          Value
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $         604   $         370   $         300   $         563

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                             (29)             77              (1)             11
  Net realized gain (loss) on investments
    and capital gains distributions                                        (12)            (33)             (9)            (24)
  Net unrealized appreciation (depreciation) of
    investments                                                           (412)            (62)            (67)           (133)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                     (453)            (18)            (77)           (146)

Changes from contract transactions:
  Purchase payments                                                      2,192               -               -               -
  Contract distributions and terminations                                  (25)            (17)             (3)             (9)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                   (663)            (16)            (19)            (37)
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 2,830             (33)            (22)            (46)
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                2,377             (51)            (99)           (192)
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                          2,981             319             201             371

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                              15              (3)             (2)             (5)
  Net realized gain (loss) on investments
    and capital gains distributions                                       (137)            (74)            (23)            (37)
  Net unrealized appreciation (depreciation) of
    investments                                                            588             131              48              77
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                      466              54              23              35

Changes from contract transactions:
  Purchase payments                                                        574               -               -               -
  Contract distributions and terminations                                  (25)            (16)             (4)            (18)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                   (590)            (55)            (19)            (20)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   (41)            (71)            (23)            (38)
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  425             (17)              -              (3)
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $       3,406   $         302   $         201   $         368
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                  Smith Barney         UBS
                                                                     Money          Tactical
                                                                     Market        Allocation
                                                                 --------------  --------------

Net assets at January 1, 2002                                    $         221   $         787

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                              (8)            (12)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -             (15)
  Net unrealized appreciation (depreciation) of
    investments                                                              -            (299)
                                                                 --------------  --------------
Net increase (decrease) in net assets from operations                       (8)           (326)

Changes from contract transactions:
  Purchase payments                                                          -             768
  Contract distributions and terminations                                 (174)            (87)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    104             406
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -
                                                                 --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   (70)          1,087
                                                                 --------------  --------------
Total increase (decrease)                                                  (78)            761
                                                                 --------------  --------------
Net assets at December 31, 2002                                            143           1,548

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                              (8)             (8)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -             (42)
  Net unrealized appreciation (depreciation) of
    investments                                                              -             272
                                                                 --------------  --------------
Net increase (decrease) in net assets from operations                       (8)            222

Changes from contract transactions:
  Purchase payments                                                          -             507
  Contract distributions and terminations                                 (266)           (106)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    215           1,082
                                                                 --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   (51)          1,483
                                                                 --------------  --------------
Total increase (decrease)                                                  (59)          1,705
                                                                 --------------  --------------
Net assets at September 30, 2003                                 $          84   $       3,253
                                                                 ==============  ==============


   The accompanying notes are an integral part of these financial statements.

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------

1.   Organization

     Golden American Life Insurance Company Separate Account B (the "Account") was established by Golden American Life Insurance Company ("Golden American" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

     The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Golden American provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the Golden American guaranteed interest division, the Golden American fixed interest division, and the fixed separate account, which are not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business Golden American may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Golden American. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Golden American.

     During the first nine months of 2003, the Account had GoldenSelect Contracts, SmartDesign Contracts, ING Rollover Choice Contracts, ING Focus Variable Annuity ("Focus VA")Contracts, and Wells Fargo ING Contracts. GoldenSelect Contracts sold by Golden American during 2002 included Access, Premium Plus, ESII, Access One, Landmark, Generations, and Opportunitites Contracts. SmartDesign Contracts included Variable Annuity ("VA"),
     Advantage, and Signature Contracts. Wells Fargo ING Contracts included Opportunities Contracts and Landmark Contracts.

     The Account discontinued offering DVA 80 Contracts in May 1991 and discontinued registering DVA and DVA Series 100 Contracts for sale to the public as of May 1, 2000.

     The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------

     At September 30, 2003, the Account had 166 investment divisions (the "Divisions"), 49 of which invest in independently managed mutual funds and 117 of which invest in mutual funds managed by affiliates, either Direct Services, Inc., ING Investments, LLC, or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as "Portfolio" or "Fund") of various investment trusts (the "Trusts"). Investment Divisions at September 30, 2002 and related Trusts are as follows:



     AIM Variable Insurance Funds:                              ING Investors Trust (continued):
      AIM V.I. Capital Appreciation Fund (Class II)*             ING Van Kampen Equity Growth Portfolio (Service Class)*
      AIM V.I. Core Equity Fund (Class II)*                      ING Van Kampen Equity Growth Portfolio (Advisor Class)*
      AIM V.I. Dent Demographic Trends Fund (Class II)           ING Van Kampen Global Franchise Portfolio (Service Class)*
      AIM V.I. Growth Fund (Class II)                            ING Van Kampen Global Franchise Portfolio (Advisor Class)*
      AIM V.I. Premier Equity Fund (Class II)*                   ING Van Kampen Growth and Income Portfolio (Service Class)
     AllianceBernstein Variable Products Series Fund, Inc.:      ING Van Kampen Growth and Income Portfolio (Advisor Class)*
      AllianceBernstein Growth and Income Portfolio (Class B)    ING Van Kampen Real Estate Portfolio (Service Class)
      AllianceBernstein Premier Growth Portfolio (Class B)       ING Van Kampen Real Estate Portfolio (Advisor Class)*
      AllianceBernstein Value Portfolio (Class B)               ING Partners, Inc.:
     Fidelity Variable Insurance Products Fund:                  ING Alger Aggressive Growth Portfolio (Service Class)**
      Fidelity(R) VIP Contrafund(R) Portfolio (Class S2)         ING Alger Growth Portfolio (Service Class)*
      Fidelity(R) VIP Equity-Income Portfolio (Class S2)         ING American Century Small Cap Value Portfolio (Service Class)*
      Fidelity(R) VIP Growth Portfolio (Class S2)                ING Baron Small Cap Growth Portfolio (Service Class)**
      Fidelity(R) VIP Overseas Portfolio (Class S2)*             ING JPMorgan Fleming International Portfolio (Service Class)*
     Franklin Templeton Variable Insurance Products Trust:       ING JPMorgan Mid Cap Value Portfolio (Service Class)*
      Franklin Small Cap Value Securities Fund (Class 2)*        ING MFS(R) Capital Opportunities Portfolio (Initial Class)
     Greenwich Street Series Fund:                               ING MFS(R) Capital Opportunities Portfolio (Service Class)*
      Greenwich Appreciation Portfolio                           ING MFS(R) Global Growth Portfolio (Service Class)*
     The Galaxy VIP Fund:                                        ING MFS(R) Research Equity Portfolio (Service Class)**
      Galaxy VIP Asset Allocation Fund                           ING OpCap Balanced Value Portfolio (Service Class)*
      Galaxy VIP Growth and Income Fund                          ING PIMCO Total Return Portfolio (Service Class)*
      Galaxy VIP High Quality Bond Fund                          ING Salomon Brothers Aggressive Growth Portfolio (Service Class)**
      Galaxy VIP Small Company Growth Fund                       ING Salomon Brothers Fundamental Value Portfolio (Service Class)*
      Galaxy VIP Small Company Growth Fund                       ING Salomon Brothers Investors Value Portfolio (Service Class)*
     ING GET Fund:                                               ING T. Rowe Price Growth Equity Portfolio (Service Class)*
      ING GET Fund - Series N                                    ING UBS Tactical Asset Allocation Portfolio (Service Class)*
      ING GET Fund - Series P                                    ING Van Kampen Comstock Fund (Service Class)*
      ING GET Fund - Series Q                                  ING Variable Insurance Trust:
      ING GET Fund - Series R*                                   ING VIT Worldwide Growth
      ING GET Fund - Series S*
      ING GET Fund - Series T*
      ING GET Fund - Series U*
      ING GET Fund - Series V
      ING GET U.S. Core Portfolio - Series 1**
      ING GET U.S. Core Portfolio - Series 2 (Guaranteed)**


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     ING Investors Trust:                                               ING Variable Portfolios, Inc.:
      ING AIM Mid-Cap Growth Portfolio (Service Class)                   ING VP Balanced Portfolio (Service Class)**
      ING AIM Mid-Cap Growth Portfolio (Advisor Class)*                  ING VP Bond Portfolio (Service Class)*
      ING Alliance Mid-Cap Growth Portfolio (Service Class)              ING VP Growth Portfolio (Service Class)*
      ING Alliance Mid-Cap Growth Portfolio (Advisor Class)*             ING VP Index Plus LargeCap Portfolio (Service Class)
      ING American Funds Growth Portfolio (Service Class)**              ING VP Index Plus MidCap Portfolio (Service Class)
      ING American Funds Growth-Income Portfolio (Service Class)**       ING VP Index Plus SmallCap Portfolio (Service Class)
      ING American Funds International Portfolio (Service Class)**       ING VP International Equity Portfolio (Service Class)**
      ING Capital Guardian Large Cap Value Portfolio (Service Class)     ING VP Small Company Portfolio (Service Class)*
      ING Capital Guardian Large Cap Value Portfolio (Advisor Class)*    ING VP Value Opportunity Portfolio (Service Class)
      ING Capital Guardian Managed Global Portfolio (Service Class)     ING Variable Products Trust:
      ING Capital Guardian Managed Global Portfolio (Advisor Class)*     ING VP Convertible Portfolio (Service Class)
      ING Capital Guardian Small Cap Portfolio (Service Class)           ING VP Growth and Income Portfolio (Service Class)**
      ING Capital Guardian Small Cap Portfolio (Advisor Class)*          ING VP Growth Opportunities Portfolio (Service Class)
      ING Developing World Portfolio (Service Class)                     ING VP International Value Portfolio (Service Class)*
      ING Developing World Portfolio (Advisor Class)*                    ING VP Large Company Value Portfolio (Service Class)
      ING Eagle Asset Value Equity Portfolio (Service Class)             ING VP LargeCap Growth Portfolio (Service Class)
      ING Eagle Asset Value Equity Portfolio (Advisor Class)*            ING VP MagnaCap Portfolio (Service Class)
      ING FMR Diversified Mid-Cap Portfolio (Service Class)              ING VP MidCap Opportunities Portfolio (Service Class)*
      ING FMR Diversified Mid-Cap Portfolio (Advisor Class)*             ING VP SmallCap Opportunities Portfolio (Service Class)
      ING Goldman Sachs Internet Tollkeeper Portfolio (Service Class)   INVESCO Variable Investment Funds, Inc.:
      ING Goldman Sachs Internet Tollkeeper Portfolio (Advisor Class)*   INVESCO VIF - Financial Services Fund
      ING Hard Assets Portfolio (Service Class)                          INVESCO VIF - Health Sciences Fund
      ING Hard Assets Portfolio (Advisor Class)*                         INVESCO VIF - Leisure Fund*
      ING International Portfolio (Service Class)                        INVESCO VIF - Utilities Fund
      ING International Portfolio (Advisor Class)*                      Janus Aspen Series:
      ING Janus Growth and Income Portfolio (Service Class)              Janus Aspen Series Balanced Portfolio (Class S)*
      ING Janus Growth and Income Portfolio (Advisor Class)*             Janus Aspen Series Flexible Income Portfolio (Class S)*
      ING Janus Special Equity Portfolio (Service Class)                 Janus Aspen Series Growth Portfolio (Class S)*
      ING Janus Special Equity Portfolio (Advisor Class)*                Janus Aspen Series Worldwide Growth Portfolio (Class S)
      ING Jennison Equity Opportunities Portfolio (Service Class)       Liberty Variable Insurance Trust:
      ING Jennison Equity Opportunities Portfolio (Advisor Class)*       Colonial Small Cap Value Fund (Class B)**
      ING JPMorgan Fleming Small Cap Equity Portfolio (Service Class)*  Liberty Variable Series:
      ING JPMorgan Fleming Small Cap Equity Portfolio (Advisor Class)*   Liberty Asset Allocation Fund Variable Series (Class A)**
      ING Julius Baer Foreign Portfolio (Service Class)*                 Liberty Equity Fund Variable Series (Class A)
      ING Julius Baer Foreign Portfolio (Advisor Class)*                 Liberty Federal Securities Fund Variable Series (Class A)**
      ING Limited Maturity Bond Portfolio (Service Class)                Liberty Small Company Growth Fund Variable
      ING Liquid Assets Portfolio (Service Class)                         Series (Class A)**
      ING Liquid Assets Portfolio (Advisor Class)*                      Oppenheimer Variable Accounts Fund:
      ING Marisco Growth Portfolio (Service Class)                       Oppenheimer Global Securities Fund/VA (Class S)*
      ING Marisco Growth Portfolio (Advisor Class)*                      Oppenheimer Strategic Bond Fund/VA (Class S)*
      ING Mercury Focus Value Portfolio (Service Class)*                PIMCO Variable Insurance Trust:
      ING Mercury Focus Value Portfolio (Advisor Class)*                 PIMCO High Yield Portfolio
      ING Mercury Fundamental Growth Portfolio (Service Class)*          PIMCO StocksPLUS Growth and Income Portfolio
      ING Mercury Fundamental Growth Portfolio (Advisor Class)*         Pioneer Variable Contracts Trust:
      ING MFS(R) Mid-Cap Growth Portfolio (Service Class)                Pioneer Equity-Income VCT Portfolio (Class II)*
      ING MFS(R) Mid-Cap Growth Portfolio (Advisor Class)*               Pioneer Fund VCT Portfolio (Class II)
                                                                         Pioneer Mid-Cap Value VCT
                                                                         Pioneer Small Company VCT Portfolio (Class II)


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



      ING Investors Trust:
        ING MFS(R) Research Portfolio (Service Class)                        ProFunds VP:
        ING MFS(R) Research Portfolio (Advisor Class)*                         ProFund VP Bull
        ING MFS(R) Total Return Portfolio (Service Class)                      ProFund VP Europe 30
        ING MFS(R) Total Return Portfolio (Advisor Class)*                     ProFund VP Rising Rates Opportunity **
        ING PIMCO Core Bond Portfolio (Service Class)                          ProFund VP Small Cap
        ING PIMCO Core Bond Portfolio (Advisor Class)*                       Prudential Series Fund, Inc.:
        ING Salomon Brothers All Cap Portfolio (Service Class)                 Prudential Jennison Portfolio (Class II)
        ING Salomon Brothers All Cap Portfolio (Advisor Class)*                SP Jennison International Growth Portfolio (Class II)
        ING Salomon Brothers Investors Portfolio (Service Class)             Putnam Variable Trust:
        ING Salomon Brothers Investors Portfolio (Advisor Class)*              Putnam VT Discovery Growth Fund (Class IB)
        ING T. Rowe Price Capital Appreciation Portfolio (Service Class)       Putnam VT Growth and Income (Class IB)
        ING T. Rowe Price Capital Appreciation Portfolio (Advisor Class)*      Putnam VT International Growth and Income (Class IB)
        ING T. Rowe Price Equity Income Portfolio (Service Class)            Travelers Series Fund Inc.:
        ING T. Rowe Price Equity Income Portfolio (Advisor Class)*             Smith Barney High Income
        ING UBS U.S. Balanced Portfolio (Service Class)                        Smith Barney International All Cap Growth
        ING UBS U.S. Balanced Portfolio (Advisor Class)**                      Smith Barney Large Cap Value
                                                                               Smith Barney Money Market
      *    Division added in 2002.                                           UBS Series Trust:
      **   Division added in 2003.                                             UBS Tactical Allocation Portfolio (Class I)


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------

     The names of certain Divisions were changed during 2003. The following is a summary of current and former names for those Divisions:



                      Current Name                                             Former Name
----------------------------------------------------------  --------------------------------------------------

  ING Investors Trust (continued):                          The GCG Trust (continued):
    ING AIM Mid-Cap Growth                                    Strategic Equity
    ING AIM Mid-Cap Growth Advisor                            Strategic Equity Advisor
    ING Alliance Mid-Cap Growth                               Capital Growth
    ING Alliance Mid-Cap Growth Advisor                       Capital Growth Advisor
    ING Capital Guardian Large Cap Value                      Large Cap Value
    ING Capital Guardian Large Cap Value Advisor              Large Cap Value Advisor
    ING Capital Guardian Managed Global                       Managed Global
    ING Capital Guardian Managed Global Advisor               Managed Global Advisor
    ING Capital Guardian Small Cap                            Capital Guardian Small Cap
    ING Capital Guardian Small Cap Advisor                    Capital Guardian Small Cap Advisor
    ING Developing World                                      Developing World
    ING Developing World Advisor                              Developing World Advisor
    ING Eagle Asset Value Equity                              Value Equity
    ING Eagle Asset Value Equity Advisor                      Value Equity Advisor
    ING FMR Diversified Mid-Cap                               Diversified Mid-Cap
    ING FMR Diversified Mid-Cap Advisor                       Diversified Mid-Cap Advisor
    ING Goldman Sachs Internet Tollkeeper                     Internet Tollkeeper
    ING Goldman Sachs Internet Tollkeeper Advisor             Internet Tollkeeper Advisor
    ING Hard Assets                                           Hard Assets
    ING Hard Assets Advisor                                   Hard Assets Advisor
    ING International                                         International Equity
    ING International Advisor                                 International Equity Advisor
    ING Janus Growth and Income                               Janus Growth and Income
    ING Janus Growth and Income Advisor                       Janus Growth and Income Advisor
    ING Janus Special Equity                                  Special Situations
    ING Janus Special Equity Advisor                          Special Situations Advisor
    ING Jennison Equity Opportunities                         Equity Opportunity
    ING Jennison Equity Opportunities Advisor                 Equity Opportunity Advisor
    ING JPMorgan Fleming Small Cap Equity                     JPMorgan Fleming Small Cap Equity
    ING JPMorgan Fleming Small Cap Equity Advisor             JPMorgan Fleming Small Cap Equity Advisor
    ING Julius Baer Foreign                                   International Enhanced EAFE
    ING Julius Baer Foreign Advisor                           International Enhanced EAFE Advisor
    ING Limited Maturity Bond                                 Limited Maturity Bond
    ING Liquid Assets                                         Liquid Assets
    ING Liquid Assets Advisor                                 Liquid Assets Advisor
    ING Marisco Growth                                        Growth
    ING Marisco Growth Advisor                                Growth Advisor


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------


               Current Name                                              Former Name
---------------------------------------------------         ------------------------------------

  ING Investors Trust:                                      The GCG Trust:
    ING Marisco Growth Advisor                                Growth Advisor
    ING Mercury Focus Value                                   Focus Value
    ING Mercury Focus Value Advisor                           Focus Value Advisor
    ING Mercury Fundamental Growth                            Fundamental Growth Focus
    ING Mercury Fundamental Growth Advisor                    Fundamental Growth Focus Advisor
    ING MFS Mid-Cap Growth                                    Mid-Cap Growth
    ING MFS Mid-Cap Growth Advisor                            Mid-Cap Growth Advisor
    ING MFS Research                                          Research
    ING MFS Research Advisor                                  Research Advisor
    ING MFS Total Return                                      Total Return
    ING MFS Total Return Advisor                              Total Return Advisor
    ING PIMCO Core Bond                                       Core Bond
    ING PIMCO Core Bond Advisor                               Core Bond Advisor
    ING Salomon Brothers All Cap                              All Cap
    ING Salomon Brothers All Cap Advisor                      All Cap Advisor
    ING Salomon Brothers Investors                            Investors
    ING Salomon Brothers Investors Advisor                    Investors Advisor
    ING T. Rowe Price Capital Appreciation                    Fully Managed
    ING T. Rowe Price Capital Appreciation Advisor            Fully Managed Advisor
    ING T. Rowe Price Equity Income                           Equity Income
    ING T. Rowe Price Equity Income Advisor                   Equity Income Advisor
    ING UBS U.S. Balanced                                     Asset Allocation Growth
    ING Van Kampen Equity Growth                              Equity Growth
    ING Van Kampen Equity Growth Advisor                      Equity Growth Advisor
    ING Van Kampen Global Franchise                           Global Franchise
    ING Van Kampen Global Franchise Advisor                   Global Franchise Advisor
    ING Van Kampen Growth and Income                          Van Kampen Growth and Income
    ING Van Kampen Growth and Income Advisor                  Van Kampen Growth and Income Advisor
    ING Van Kampen Real Estate                                Real Estate
    ING Van Kampen Real Estate Advisor                        Real Estate Advisor
  ING Partners, Inc.:                                       ING Partners, Inc.:
    ING JPMorgan Fleming International                        ING Scudder International Growth
    ING Salomon Brothers Fundamental Value                    ING Salomon Bros. Capital
  Liberty Variable Series:                                  The Galaxy VIP Fund:
    Liberty Equity                                            Galaxy VIP Equity
  Putnam Variable Trust:                                    Putnam Variable Trust:
    Putnam VT Discovery Growth                                Putnam Voyager


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------

2.   Significant Accounting Policies

     The following is a summary of the  significant  accounting  policies of the
     Account:

     Use of Estimates

     The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

     Investments

     Investments are made in shares of a Series or Portfolio of the Trusts and are recorded at fair value, determined by the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

     Federal Income Taxes

     Operations of the Account form a part of, and are taxed with, the total operations of Golden American, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of Golden American.

     Transfers

     Transfers between the Account and Golden American relate to gains and losses resulting from actual mortality experience, the full responsibility for which is assumed by Golden American, Contractowner transfers between the general account and the Divisions, and other Contractowner activity, including Contract deposits and withdrawals. Unsettled transactions as of the reporting date appear on a net basis in the line Payable to Golden American Life Insurance Company on the Statement of Assets and Liabilities.

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------

3.   Charges and Fees

     Prior to February 1, 2000, DVA Plus, Access, and Premium Plus Contracts each had three different death benefit options referred to as Standard, Annual Ratchet, and 7% Solution; however, in the state of Washington, the 5.5% Solution is offered instead of the 7% Solution. After February 1, 2000, DVA Plus, Access and Premium Plus each had four different death benefit options referred to as Standard, Annual Ratchet, 7% Solution and Max 7. In the state of Washington, the 5.5% Solution is offered instead of the 7% Solution and Max 5.5 is offered instead of Max 7 after February 1, 2000. ES II, Generations, Landmark and Opportunities contracts each have four different death benefit options referred to as Standard, Annual Ratchet, 7% Solution and Max 7. In the state of Washington, the 5.5%
     Solution is offered instead of the 7% Solution and Max 5.5 is offered instead of Max 7. Granite PrimElite has two death benefit options referred to as Standard and Annual Ratchet.

     Under the terms of all Contracts, certain charges are allocated to the Contracts to cover Golden American's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

     Mortality and Expense Risk Charges

     Golden American assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

     Daily charges deducted at annual rates to cover these risks follows:



                            Series                                  Annual Rates
     ---------------------------------------------------------      ------------

     DVA 80                                                           0.80 %
     DVA                                                              0.90
     DVA Series 100                                                   1.25
     DVA Plus (pre February 2000) Standard                            1.10
     DVA Plus (post January 2000) Standard                            1.15
     DVA Plus (post 2000) Standard                                    1.15
     DVA Plus (pre February 2000) Annual Ratchet                      1.25
     DVA Plus (pre February 2000) 5.5% Solution                       1.25
     DVA Plus (post January 2000) 5.5% Solution                       1.25
     DVA Plus (post 2000) 5.5% Solution                               1.30
     DVA Plus (post January 2000) Annual Ratchet                      1.30
     DVA Plus (pre February 2000) 7% Solution                         1.40
     DVA Plus (post January 2000) Max 5.5                             1.40
     DVA Plus (post 2000) Annual Ratchet                              1.40
     DVA Plus (post 2000) Max 5.5                                     1.45
     DVA Plus (post January 2000) 7% Solution                         1.50
     DVA Plus (post 2000) 7% Solution                                 1.50
     DVA Plus (post January 2000) Max 7                               1.60


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                            Series                                  Annual Rates
     ---------------------------------------------------------      ------------

     DVA Plus (post 2000) Max 7                                       1.60 %
     Access (pre February 2000) Standard                              1.25
     Access (post January 2000) Standard                              1.30
     Access (post 2000) Standard                                      1.30
     Access (pre February 2000) Annual Ratchet                        1.40
     Access (pre February 2000) 5.5% Solution                         1.40
     Access (post January 2000) Annual Ratchet                        1.45
     Access (post January 2000) 5.5 % Solution                        1.45
     Access (post 2000) 5.5% Solution                                 1.45
     Access (pre February 2000) 7% Solution                           1.55
     Access (post January 2000) Max 5.5                               1.55
     Access (post 2000) Annual Ratchet                                1.55
     Access (post 2000) Max 5.5                                       1.60
     Access (post January 2000) 7% Solution                           1.65
     Access (post 2000) 7% Solution                                   1.65
     Access (post April 2001) Standard                                1.65
     Access (post January 2000) Max 7                                 1.75
     Access (post 2000) Max 7                                         1.75
     Access (post April 2001) 5.5% Solution                           1.80
     Access (post April 2001) Annual Ratchet                          1.90
     Access (post April 2001) Max 5.5                                 1.95
     Access (post April 2001) 7% Solution                             2.00
     Access (post April 2001) Max 7                                   2.10
     Premium Plus (pre February 2000) Standard                        1.25
     Premium Plus (post January 2000) Standard                        1.30
     Premium Plus (post 2000) Standard                                1.30
     Premium Plus (pre February 2000) Annual Ratchet                  1.40
     Premium Plus (pre February 2000) 5.5% Solution                   1.40
     Premium Plus (post January 2000) Annual Ratchet                  1.45
     Premium Plus (post January 2000) 5.5% Solution                   1.45
     Premium Plus (post 2000) 5.5% Solution                           1.45
     Premium Plus (pre February 2000) 7% Solution                     1.55
     Premium Plus (post January 2000) Max 5.5                         1.55
     Premium Plus (post 2000) Annual Ratchet                          1.55
     Premium Plus (post 2000) Max 5.5                                 1.60
     Premium Plus (post January 2000) 7% Solution                     1.65
     Premium Plus (post 2000) 7% Solution                             1.65
     Premium Plus (post January 2000) Max 7                           1.75
     Premium Plus (post 2000) Max 7                                   1.75
     ES II (pre 2001)                                                 1.25
     ES II (post 2000) Standard                                       1.25
     ES II (post 2000) Deferred Ratchet                               1.30
     ES II (post 2000) 5.5%                                           1.40
     ES II (post 2000) Annual Ratchet                                 1.50
     ES II (post 2000) Max 5.5                                        1.55


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                            Series                                  Annual Rates
     ---------------------------------------------------------      ------------

     ES II (post 2000) 7% Solution                                    1.60 %
     ES II (post 2000) Max 7                                          1.70
     Value Standard                                                   0.75
     Access One                                                       0.35
     Granite PrimElite-Standard                                       1.10
     Granite PrimElite-Annual Ratchet                                 1.25
     Generations-Standard                                             1.25
     Generations-Deferred Ratchet                                     1.30
     Generations-Annual Ratchet                                       1.50
     Generations-7% Solution                                          1.60
     Generations-Max 7                                                1.70
     Landmark-Standard                                                1.50
     Landmark-5.5% Solution                                           1.65
     Landmark-Annual Ratchet                                          1.75
     Landmark-Max 5.5                                                 1.80
     Landmark-7% Solution                                             1.85
     Landmark-Max 7                                                   1.95
     VA Option I                                                      0.80
     VA Option II                                                     1.10
     VA Option III                                                    1.25
     VA Bonus Option I                                                1.30
     VA Bonus Option II                                               1.60
     VA Bonus Option III                                              1.75
     Advantage Option I                                               2.05
     Advantage Option II                                              2.25
     Advantage Option III                                             2.40
     Rollover Choice Option I                                         0.60
     Rollover Choice Option II                                        0.80
     Rollover Choice Option III                                       0.95
     Opportunities-Standard                                           1.25
     Opportunities-5.5% Solution                                      1.40
     Opportunities-Annual Ratchet                                     1.50
     Opportunities-7% Solution                                        1.60
     Opportunities-Max 5.5                                            1.55
     Opportunities-Max 7                                              1.70
     Signature Option I                                               1.10
     Signature Option II                                              1.30
     Signature Option III                                             1.45
     Focus VA Option I                                                0.60
     Focus VA Option II                                               0.80



GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------

     Asset Based Administrative Charges

     A daily charge at an annual rate of 0.10% is deducted from assets attributable to DVA and DVA Series 100 Contracts. A daily charge at an annual rate of 0.15% is deducted from the assets attributable to the DVA Plus, Access, Premium Plus, ESII, Value, Access One, Granite PrimElite, Generations, Landmark, VA, Advantage, Rollover Choice, Focus VA, and Opportunities Contracts.

     Administrative Charges

     An administrative charge is deducted from the accumulation value of deferred annuity contracts to cover ongoing administrative expenses. The charge is $30 per Contract year for ES II, Value, VA, Advantage, and Rollover Choice Contracts. For DVA Series 100 and Access One Contracts there is no charge. For all other Contracts, the charge is $0. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge had been waived for certain offerings of the Contracts.

     For certain Contracts, a minimum death benefit guarantee charge of up to $1.20 per $1.000 of guaranteed death benefit per Contract year is deducted from the accumulation value of each Contract on its anniversary date.

     Contingent Deferred Sales Charges

     Under DVA 80, DVA, DVA Plus, Premium Plus, ES II, Value, Granite PrimElite, Landmark, VA, Advantage, Rollover Choice, Focus VA, and Opportunities Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken. The following table reflects the Surrender Charge that is assessed based upon the date a premium payment is received.




    Complete                Granite
 Years Elapsed             PrimElite           Opportunities,
 Since Premium    DVA 80     & DVA    Premium     ES II &                                    Signature  Rollover
    Payment       & DVA      Plus       Plus     Generations    Value   Advantage  Landmark    & VA      Choice    Focus VA
---------------  --------  ---------  -------  --------------  -------  ---------  --------  ---------  --------   --------

       0            6%         7%        8%          8%           6%        6%        6%         7%         7%         3%
       1            5          7         8           7            6         5         5          7          6          2
       2            4          6         8           6            6         4         4          6          5          1
       3            3          5         8           5            5         -         3          6          4          -
       4            2          4         7           4            4         -         -          5          3          -
       5            1          3         6           3            3         -         -          4          2          -
       6            -          1         5           2            1         -         -          3          1          -
       7            -          -         3           1            -         -         -          -          -          -
       8            -          -         1           -            -         -         -          -          -          -
       9+           -          -         -           -            -         -         -          -          -          -


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------

     Other Contract Charges

     Under DVA 80, DVA, and DVA Series 100 Contracts, a charge is deducted from the accumulation value for Contractowners taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA Contracts, annual distribution fees are deducted from the Contracts' accumulation values.

     Deferred Sales Load

     Under Contracts offered prior to October 1995, a sales load of up to 7.5% was assessed against each premium payment for sales-related expenses, as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA Contracts, although the sales load is chargeable to each premium when Golden American receives it, the amount of such charge is initially advanced by Golden American to Contractowners and included in the accumulation value and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

     Premium Taxes

     For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the Contractowner's state of residence and currently ranges up to 3.5% of premiums.

     Fees Waived by Golden American

     Certain  charges  and fees for various  types of  Contracts  are  currently waived by Golden American. Golden American reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------

     Net Assets  Retained  in the  Account  by Golden  American  Life  Insurance
     Company

     A summary of the net assets retained in the Account, representing the unamortized deferred sales load and premium taxes advanced by Golden American previously noted, follows:



                                                                                      Year ended
                                                                                   December 31, 2002
                                                                                  --------------------
                                                                                  Dollars In Thousands

     Balance at beginning of year                                                 $                135
     Sales load advanced                                                                             9
     Amortization of deferred sales load and premium tax                                          (144)
                                                                                  ---------------------
     Balance at end of year                                                       $                  -
                                                                                  =====================



4.   Related Party Transactions

During the nine months ended September 30, 2003, management and service fees were paid indirectly to Directed Services, Inc., an affiliate of the Company, in its capacity as investment manager to the ING Investors Trust. The Trust's advisory agreement provided for a fee at annual rates ranging from 0.23% to 0.96% of the average net assets of each respective Series. In addition, management and service fees were paid to ING Investments, LLC, in its capacity as investment adviser to the ING GET Fund, the ING Variable Insurance Trust, ING VP Bond Portfolio, ING Variable Portfolios, Inc., and the ING Variable Products Trust. The Trusts' advisory agreement provided for fees at annual rates ranging from 0.25% to 1.00% of the average net assets of each respective Portfolio. Management and service fees were paid to ING Life Insurance and Annuity Company, an affiliate of the Company, in its capacity as investment adviser to ING Partners, Inc. The Trust's advisory agreement provided for a fee at annual rates ranging from 0.50% to 1.00% of the average net assets of each respective Portfolio.

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------

5.   Purchases and Sale of Investment Securities

     The aggregate cost of purchases and proceeds from sales of investments follows:



                                                                                    Nine months ended             Year ended
                                                                                    September 30, 2003         December 31, 2002
                                                                                  -----------------------   -----------------------
                                                                                   Purchases      Sales      Purchases      Sales
                                                                                   ---------    ---------    ---------    ---------
                                                                                                 (Dollars In Thousands)

     AIM Variable Insurance Funds:
       AIM V.I. Capital Appreciation                                               $     55     $     24     $     34     $      -
       AIM V.I. Core Equity                                                             100            -           44            -
       AIM V.I. Dent Demographic Trends                                              27,532        2,674       16,368        5,241
       AIM V.I. Growth                                                                1,150          414          987          372
       AIM V.I. Premier Equity                                                           61           17           87            -
     AllianceBernstein Variable Products Series Fund, Inc.:
       AllianceBernstein Growth and Income                                            2,985          606        4,785          619
       AllianceBernstein Premier Growth                                               2,519        1,699        3,175        1,593
       AllianceBernstein Value                                                        2,918          880        2,631          257
     Fidelity Variable Insurance Products Fund:
       Fidelity(R)VIP Contrafund(R)                                                   8,029          354        4,406          783
       Fidelity(R) VIP Equity-Income                                                 73,303       15,385       62,498       39,048
       Fidelity(R) VIP Growth                                                       128,940       38,433       48,243       23,758
       Fidelity(R) VIP Overseas                                                         104           87            9            -
     Franklin Templeton Variable Insurance Products Trust:
       Franklin Small Cap Value Securities                                              179            2           20            -
     Greenwich Street Series Fund:
       Greenwich Appreciation                                                            29           78           81           74
     The Galaxy VIP Fund:
       Galaxy VIP Asset Allocation                                                        -          638           33          431
       Galaxy VIP Growth and Income                                                       -          118            -           32
       Galaxy VIP High Quality Bond                                                       -          129           32           58
       Galaxy VIP Small Company Growth                                                    -           53           13           11
     ING GET Fund:
       ING GET Fund - Series N                                                          719        3,949          733        2,401
       ING GET Fund - Series P                                                        3,277       27,241        6,579       18,769
       ING GET Fund - Series Q                                                          143       37,023      182,185       15,241
       ING GET Fund - Series R                                                          311       36,809      184,803       15,647
       ING GET Fund - Series S                                                          210       54,724      227,944        9,645
       ING GET Fund - Series T                                                          841       76,774      237,424        1,768
       ING GET Fund - Series U                                                      260,019       94,563        1,047            -
       ING GET Fund - Series V                                                      385,427       15,003            -            -
     ING GET U.S. Core Portfolio - Series 1                                         238,564        1,963            -            -
     ING GET U.S. Core Portfolio - Series 2 (Guaranteed)                              2,191            -            -            -
     ING Investors Trust:
       ING AIM Mid-Cap Growth                                                       120,273      113,766      403,752      448,147
       ING AIM Mid-Cap Growth Advisor                                                 1,589           40           79            -
       ING Alliance Mid-Cap Growth                                                  150,440      122,192      271,861      306,181
       ING Alliance Mid-Cap Growth Advisor                                            2,082           46          154            -


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                                                    Nine months ended             Year ended
                                                                                    September 30, 2003         December 31, 2002
                                                                                  -----------------------   -----------------------
                                                                                   Purchases      Sales      Purchases      Sales
                                                                                   ---------    ---------    ---------    ---------
                                                                                                (Dollars In Thousands)

     ING Investors Trust (continued):
       ING American Funds Growth                                                   $ 15,642     $      -     $      -     $      -
       ING American Funds Growth-Income                                              12,794            -            -            -
       ING American Funds International                                               4,944          519            -            -
       ING Capital Guardian Large Cap Value                                         109,851       15,476      137,118       37,870
       ING Capital Guardian Large Cap Value Advisor                                   4,487          552          347            -
       ING Capital Guardian Managed Global                                           56,978       31,573      439,191      413,705
       ING Capital Guardian Managed Global Advisor                                      955          103           51            -
       ING Capital Guardian Small Cap                                               151,175      122,740      830,463      842,708
       ING Capital Guardian Small Cap Advisor                                         1,786            4          320            -
       ING Developing World                                                          43,795       39,181      256,419      261,252
       ING Developing World Advisor                                                     837           11           81            -
       ING Eagle Asset Value Equity                                                  25,766       32,279      102,513       90,027
       ING Eagle Asset Value Equity Advisor                                             708          109          110            -
       ING FMR Diversified Mid-Cap                                                   30,845        3,994       58,638        6,680
       ING FMR Diversified Mid-Cap Advisor                                            2,312          109          224            -
       ING Goldman Sachs Internet Tollkeeper                                         24,629        4,645       16,754        6,112
       ING Goldman Sachs Internet Tollkeeper Advisor                                  1,388           60           57            -
       ING Hard Assets                                                               55,787       44,580      102,835       64,011
       ING Hard Assets Advisor                                                        1,326           29           95            -
       ING International                                                            268,990      265,470      684,796      688,451
       ING International Advisor                                                      2,436           14          254            -
       ING Janus Growth and Income                                                   58,733        2,898       77,366       13,632
       ING Janus Growth and Income Advisor                                            5,163          592          602            -
       ING Janus Special Equity                                                      15,481        2,371       11,468        6,198
       ING Janus Special Equity Advisor                                                 385           38           56            -
       ING Jennison Equity Opportunities                                             41,691       70,559      147,404      177,811
       ING Jennison Equity Opportunities Advisor                                        987            9           34            -
       ING JPMorgan Fleming Small Cap Equity                                         28,542        1,080       10,549          557
       ING JPMorgan Fleming Small Cap Equity Advisor                                  5,591           77          520            -
       ING Julius Baer Foreign                                                       26,426       14,189       18,536       13,290
       ING Julius Baer Foreign Advisor                                                1,286           27          166            -
       ING Limited Maturity Bond                                                    112,283      115,308      289,313      109,521
       ING Liquid Assets                                                          1,477,808    1,573,265    6,067,854    6,116,068
       ING Liquid Assets Advisor                                                     11,460        4,878        3,353        1,553
       ING Marisco Growth I                                                         104,462       88,910      922,370    1,085,634
       ING Marisco Growth Advisor                                                     5,010           17           97            -
       ING Mercury Focus Value                                                       11,202        1,016        6,954          731
       ING Mercury Focus Value Advisor                                                  451           25           50            -
       ING Mercury Fundamental Growth                                                 6,528          560        3,288          415


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------


                                                                                    Nine months ended             Year ended
                                                                                    September 30, 2003         December 31, 2002
                                                                                  -----------------------   -----------------------
                                                                                   Purchases      Sales      Purchases      Sales
                                                                                   ---------    ---------    ---------    ---------
                                                                                                (Dollars In Thousands)

     ING Investors Trust (continued):
       ING Mercury Fundamental Growth Advisor                                      $    468     $      8     $    113     $      -
       ING MFS Mid-Cap Growth                                                       206,055      184,173      672,311      703,631
       ING MFS Mid-Cap Growth Advisor                                                 4,974          180          558            -
       ING MFS Research                                                              98,619      114,830      171,313      231,552
       ING MFS Research Advisor                                                       1,169           82          329            -
       ING MFS Total Return                                                          37,914      268,590      141,319
       ING MFS Total Return Advisor                                                  10,302          143        1,034           51
       ING PIMCO Core Bond                                                          178,450      110,156      332,380       34,599
       ING PIMCO Core Bond Advisor                                                   13,468        1,356          995            -
       ING Salomon Brothers All Cap                                                  77,091       29,540       99,898       62,269
       ING Salomon Brothers All Cap Advisor                                           3,171           13          177            -
       ING Salomon Brothers Investors                                                19,336        9,569       37,278        9,900
       ING Salomon Brothers Investors Advisor                                           440            4          297            -
       ING T. Rowe Price Capital Appreciation                                       142,504       35,525      383,713       62,233
       ING T. Rowe Price Capital Appreciation Advisor                                11,521          420          946           34
       ING T. Rowe Price Equity Income                                               94,679       25,701      166,618      101,344
       ING T. Rowe Price Equity Income Advisor                                        6,673          548          673           13
       ING UBS U.S. Balanced                                                         10,675        5,558       18,227       10,179
       ING UBS U.S. Balanced Advisor                                                    323            5            -            -
       ING Van Kampen Equity Growth                                                  15,356          432        5,244          623
       ING Van Kampen Equity Growth Advisor                                           3,669           11          480            -
       ING Van Kampen Global Franchise                                               28,237        5,474       19,859        4,824
       ING Van Kampen Global Franchise Advisor                                        8,419          142          744           42
       ING Van Kampen Growth and Income                                              46,476       51,637       60,273      127,038
       ING Van Kampen Growth and Income Advisor                                      14,393          905        1,031           31
       ING Van Kampen Real Estate                                                    76,810       37,581      137,466       62,909
       ING Van Kampen Real Estate Advisor                                             3,543            7          278            -
     ING Partners, Inc.:
       ING Alger Aggressive Growth                                                      323            1            -            -
       ING Alger Growth                                                                  66            -           43            -
       ING American Century Small Cap Value                                             111            -            2            -
       ING Baron Small Cap Growth                                                       493            1            -            -
       ING JPMorgan Fleming International                                             3,666        1,560            8            -
       ING JPMorgan Mid Cap Value                                                     2,478           66          357           60
       ING MFS(R)Capital Opportunities (Initial Class)                                  720          320        1,163          193
       ING MFS(R)Capital Opportunities (Service Class)                                  192            1           85            -
       ING MFS(R)Global Growth                                                          577          132           76            1
       ING MFS Research Equity                                                           80            -            -            -
       ING OpCap Balanced Value                                                         172            1          131            -


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------


                                                                                    Nine months ended             Year ended
                                                                                    September 30, 2003         December 31, 2002
                                                                                  -----------------------   -----------------------
                                                                                   Purchases      Sales      Purchases      Sales
                                                                                   ---------    ---------    ---------    ---------
                                                                                                (Dollars In Thousands)

     ING Partners, Inc. (continued):
       ING PIMCO Total Return                                                      $  1,034     $    207     $    627     $     29
       ING Salomon Brothers Aggressive Growth                                         3,195          665            -            -
       ING Salomon Brothers Fundamental Value                                           407            1            9            -
       ING Salomon Brothers Investors Value                                             285            -            4            -
       ING T. Rowe Price Growth Equity                                                1,471           16          162            -
       ING UBS Tactical Asset Allocation                                                 43            2            2            -
       ING Van Kampen Comstock                                                       21,713        1,244        1,785           55
     ING Variable Insurance Trust:
       ING VIT Worldwide Growth                                                      15,209        6,047       24,169        9,196
     ING Variable Portfolios, Inc.:
       ING VP Balanced                                                                  679            3            -            -
       ING VP Bond                                                                   72,380       51,680       63,496       13,839
       ING VP Growth                                                                    238           31           51            1
       ING VP Index Plus LargeCap                                                    37,879        7,870        7,078        2,691
       ING VP Index Plus MidCap                                                       9,576        5,078        9,240        3,466
       ING VP Index Plus SmallCap                                                     6,926        3,693        8,715        4,883
       ING VP International Equity                                                       56            6            -            -
       ING VP Small Company                                                             434           19          251           37
       ING VP Value Opportunity                                                         590           63        1,251          169
     ING Variable Products Trust:
       ING VP Convertible                                                             2,207          221        1,096          187
       ING VP Growth and Income                                                       1,423           68            -            -
       ING VP Growth Opportunities                                                    8,930        1,184       10,173        2,384
       ING VP International Value                                                       295           14           53            1
       ING VP Large Company Value                                                       951          366        1,376          372
       ING VP LargeCap Growth                                                         1,194          563        1,869        1,053
       ING VP MagnaCap                                                                6,105        1,032       13,443        3,846
       ING VP MidCap Opportunities                                                      222            1           16            -
       ING VP SmallCap Opportunities                                                 27,616        1,293       31,124        1,969
     INVESCO Variable Investment Funds, Inc.:
       INVESCO VIF - Financial Services                                              48,336       28,866       63,673       40,543
       INVESCO VIF - Health Sciences                                                 66,192       35,307       83,757       58,204
       INVESCO VIF - Leisure                                                         16,173        1,218        7,516        1,277
       INVESCO VIF - Utilities                                                       14,298        2,610        8,167          944
     Janus Aspen Series:
       Janus Aspen Series Balanced                                                    3,688           21          565           37
       Janus Aspen Series Flexible Income                                             1,642          204          276            3
       Janus Aspen Series Growth                                                        662           71          225            1
       Janus Aspen Series Worldwide Growth                                           19,533       17,244      104,529      101,442


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------


                                                                                    Nine months ended             Year ended
                                                                                    September 30, 2003         December 31, 2002
                                                                                  -----------------------   -----------------------
                                                                                   Purchases      Sales      Purchases      Sales
                                                                                   ---------    ---------    ---------    ---------
                                                                                                (Dollars In Thousands)

     Liberty Variable Insurance Trust:
       Colonial Small Cap Value                                                    $ 11,186     $    510     $      -     $      -
     Liberty Variable Series:
       Liberty Asset Allocation                                                         575           78            -            -
       Liberty Equity                                                                    97           69            -            -
       Liberty Federal Securities                                                       124           39            -            -
       Liberty Small Company Growth                                                      63           16            -            -
     Oppenheimer Variable Accounts Fund:
       Oppenheimer Global Securities                                                  1,415           13          274           24
       Oppenheimer Strategic Bond                                                       290           86           53           36
     PIMCO Variable Insurance Trust:
       PIMCO High Yield                                                             330,420      136,643      217,839      126,620
       PIMCO StocksPLUS Growth and Income                                            25,819       56,160       92,182       97,761
     Pioneer Variable Contracts Trust:
       Pioneer Equity-Income VCT                                                        657            3          200            1
       Pioneer Fund VCT                                                              30,095        6,194       27,454        6,810
       Pioneer Mid-Cap Value VCT                                                     57,719        1,478       69,537       13,624
       Pioneer Small Company VCT                                                      1,471          570        3,491          398
     ProFunds VP:
       ProFund VP Bull                                                              155,875      145,333      114,057       95,299
       ProFund VP Europe 30                                                          97,186      100,429      318,634      307,100
       ProFund VP Rising Rates Opportunity                                           13,727          179            -            -
       ProFund VP Small Cap                                                         195,851      154,096      321,292      294,784
     Prudential Series Fund, Inc.:
       Prudential Jennison                                                           16,284        8,796      223,318      215,947
       SP Jennison International Growth                                              51,686       29,449       44,084       36,323
     Putnam Variable Trust:
       Putnam VT Discovery Growth                                                       961          219        1,601           94
       Putnam VT Growth and Income                                                    1,183          246        1,662          172
       Putnam VT International Growth and Income                                      1,106        1,132        3,063          261
     Travelers Series Fund Inc.:
       Smith Barney High Income                                                           3           78           82           38
       Smith Barney International All Cap Growth                                          7           32            4           26
       Smith Barney Large Cap Value                                                      25           68           19           54
       Smith Barney Money Market                                                         30           89            2           80
     UBS Series Trust:
       UBS Tactical Allocation                                                        1,721          246        1,316          240


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------

6.   Changes in Units

     The changes in units outstanding for the nine months ended September 30, 2003 and the year ended December 31, 2002 are shown in the following table. The activity includes Contractowners electing to update a DVA 100 or DVA Series 100 Contract to a DVA Contract. Updates to DVA Contracts resulted in both a redemption (surrender of the old Contract) and an issue (acquisition of the new Contract).



                                                            Nine months ended                             Year ended
                                                            September 30, 2003                         December 31, 2002
                                                 ---------------------------------------  ------------------------------------------
                                                                                 Net                                       Net
                                                    Units         Units       Increase       Units         Units         Increase
                                                    Issued       Redeemed    (Decrease)      Issued       Redeemed       (Decrease)
                                                 ------------  ------------  -----------  ------------  -------------  -------------

     AIM Variable Insurance Funds:
       AIM V.I. Capital Appreciation                   6,285         3,184        3,101         3,701              -          3,701
       AIM V.I. Core Equity                           11,781             3       11,778         4,961              -          4,961
       AIM V.I. Dent Demographic Trends            4,480,794     1,498,586    2,982,208     2,175,335        948,298      1,227,037
       AIM V.I. Growth                               178,082        83,723       94,359       129,633         51,493         78,140
       AIM V.I. Premier Equity                         8,192         3,834        4,358        11,714              -         11,714
     AllianceBernstein Variable Products
       Series Fund, Inc.:
       AllianceBernstein Growth and Income           445,783       162,550      283,233       585,752        114,322        471,430
       AllianceBernstein Premier Growth              403,971       282,829      121,142       467,717        260,296        207,421
       AllianceBernstein Value                       393,284       168,869      224,415       298,200         42,183        256,017
     Fidelity Variable Insurance
       Products Fund:
       Fidelity(R) VIP Contrafund(R)               1,067,328       231,751      835,577       540,071        148,494        391,577
       Fidelity(R) VIP Equity-Income              11,859,284     4,946,893    6,912,391     8,251,501      5,400,874      2,850,627
       Fidelity(R) VIP Growth                     27,171,779    14,349,940   12,821,839     8,076,321      4,495,778      3,580,543
       Fidelity(R) VIP Overseas                       12,374        10,343        2,031         1,171              -          1,171
     Franklin Templeton Variable Insurance
       Products Trust:
       Franklin Small Cap Value Securities            18,140           141       17,999         1,965             25          1,940
     Greenwich Street Series Fund:
       Greenwich Appreciation                          2,047         5,363       (3,316)        4,624          4,584             40
     The Galaxy VIP Fund:
       Galaxy VIP Asset Allocation                        21        77,732      (77,711)        1,789         52,447        (50,658)
       Galaxy VIP Growth and Income                        9        16,214      (16,205)          561          3,752         (3,191)
       Galaxy VIP High Quality Bond                        -        10,297      (10,297)        2,096          4,759         (2,663)
       Galaxy VIP Small Company Growth                 1,243         7,800       (6,557)        1,172          1,052            120
     ING GET Fund:
       ING GET Fund - Series N                         2,799       349,479     (346,680)       43,042        189,804       (146,762)
       ING GET Fund - Series P                       339,039     2,832,048   (2,493,009)      772,618      1,720,085       (947,467)
       ING GET Fund - Series Q                       526,654     3,886,909   (3,360,255)   18,122,750      1,458,265     16,664,485
       ING GET Fund - Series R                       503,415     3,793,434   (3,290,019)   18,803,947      1,893,348     16,910,599
       ING GET Fund - Series S                       609,463     5,613,162   (5,003,699)   22,953,264      1,085,776     21,867,488
       ING GET Fund - Series T                     1,030,418     8,099,407   (7,068,989)   23,875,059        232,370     23,642,689
       ING GET Fund - Series U                    27,282,617    10,032,236   17,250,381       104,774              -        104,774
       ING GET Fund - Series V                    39,278,413     1,946,876   37,331,537             -                             -
       ING GET U.S. Core Portfolio - Series 1     24,156,457       381,372   23,775,085             -                             -
       ING GET U.S. Core Portfolio - Series 2
         (Guaranteed)                                222,709         3,478      219,231             -                             -


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                            Nine months ended                             Year ended
                                                            September 30, 2003                         December 31, 2002
                                                 ---------------------------------------  ------------------------------------------
                                                                                 Net                                       Net
                                                    Units         Units       Increase       Units         Units         Increase
                                                    Issued       Redeemed    (Decrease)      Issued       Redeemed       (Decrease)
                                                 ------------  ------------  -----------  ------------  -------------  -------------

     ING Investors Trust:
       ING AIM Mid-Cap Growth                     16,605,320    15,972,934      632,386    39,062,471     42,593,565     (3,531,094)
       ING AIM Mid-Cap Growth Advisor                147,828         9,727      138,101         8,044              -          8,044
       ING Alliance Mid-Cap Growth                23,786,698    21,507,080    2,279,618     2,673,641     14,350,360     (1,676,719)
       ING Alliance Mid-Cap Growth Advisor           164,626        13,059      151,567         3,459              -          3,459
       ING American Funds Growth                   1,650,487        80,020    1,570,467             -              -              -
       ING American Funds Growth-Income            1,310,570        35,798    1,274,772             -              -              -
       ING American Funds International              577,554       148,306      429,248             -              -              -
       ING Capital Guardian Large Cap Value       23,010,603    11,562,415   11,448,188    22,131,127     10,157,539     11,973,588
       ING Capital Guardian Large Cap
         Value Advisor                               509,093       155,331      353,762        32,499              -         32,499
       ING Capital Guardian Managed Global         7,285,832     5,368,149    1,917,683    29,219,248     27,211,114      2,008,134
       ING Capital Guardian Managed
         Global Advisor                               85,621         9,259       76,362         4,848              -          4,848
       ING Capital Guardian Small Cap             18,489,811    16,391,539    2,098,272    31,167,383     33,693,558     (2,526,175)
       ING Capital Guardian Small Cap Advisor        167,838         6,826      161,012        14,125              -         14,125
       ING Developing World                        9,582,349     8,904,817      677,532    31,632,928      7,268,250     24,364,678
       ING Developing World Advisor                   81,137         2,612       78,525        96,894            124         96,770
       ING Eagle Asset Value Equity                4,341,601     4,674,309     (332,708)    8,835,743      8,086,769        748,974
       ING Eagle Asset Value Equity Advisor           75,053        14,064       60,989        12,051            923         11,128
       ING FMR Diversified Mid-Cap                 7,077,189     3,471,402    3,605,787    38,357,135     38,795,832       (438,697)
       ING FMR Diversified Mid-Cap Advisor           243,143        25,008      218,135         8,162              3          8,159
       ING Goldman Sachs Internet Tollkeeper       6,209,456     2,478,113    3,731,343     3,969,315      1,909,841      2,059,474
       ING Goldman Sachs Internet Tollkeeper
         Advisor                                     114,304          6,91      107,388         5,119              -          5,119
       ING Hard Assets                             6,305,469     5,525,444      780,025     8,767,576      6,176,025      2,591,551
       ING Hard Assets Advisor                       130,437         7,480      122,957         9,841              -          9,841
       ING Internationa                           41,748,746    41,016,359      732,387    88,470,226     88,235,675        234,551
       ING International Advisor                     255,821         9,522      246,299        25,956              3         25,953
       ING Janus Growth and Income                12,743,212     4,946,182    7,797,030    11,879,305      3,750,330      8,128,975
       ING Janus Growth and Income Advisor           554,089        99,965      454,124        60,374              -         60,374
       ING Janus Special Equity                    3,143,482     1,368,318    1,775,164     2,057,335      1,380,067        677,268
       ING Janus Special Equity Advisor               33,409         3,548       29,861         5,773              -          5,773
       ING Jennison Equity Opportunities           5,824,429     7,522,114   (1,697,685)   10,707,624      7,860,701      2,846,923
       ING Jennison Equity Opportunities Advisor      99,170         3,086       96,084        68,680          3,462         65,218
       ING JPMorgan Fleming Small Cap Equity       4,253,313       979,140    3,274,173     1,450,310        238,479      1,211,831
       ING JPMorgan Fleming Small Cap Equity
         Advisor                                     581,023        35,458      545,565        53,904              3         53,901
       ING Julius Baer Foreign                     3,802,644     2,355,823    1,446,821     2,304,452      1,696,647        607,805
       ING Julius Baer Foreign Advisor               138,342        12,916      125,426        16,921             29         16,892
       ING Limited Maturity Bond                  17,774,730    17,474,829      299,901    19,089,421     10,093,155      8,996,266
       ING Liquid Assets                         211,271,053   217,182,906   (5,911,853)  432,718,159    435,462,419     (2,744,260)
       ING Liquid Assets Advisor                   1,390,395       723,917      666,478       376,779        196,446        180,333
       ING Marisco Growth                         20,247,265    18,673,218    1,574,047    88,418,811    101,385,523    (12,966,712)
       ING Marisco Growth Advisor                    494,656        33,905      460,751         9,416              -          9,416
       ING Mercury Focus Value                     1,535,444       429,097    1,106,347       927,802        217,748        710,054
       ING Mercury Focus Value Advisor                41,946         3,082       38,864         4,735              -          4,735
       ING Mercury Fundamental Growth                969,276       243,736      725,540       412,537         67,974        344,563


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                            Nine months ended                             Year ended
                                                            September 30, 2003                         December 31, 2002
                                                 ---------------------------------------  ------------------------------------------
                                                                                 Net                                       Net
                                                    Units         Units       Increase       Units         Units         Increase
                                                    Issued       Redeemed    (Decrease)      Issued       Redeemed       (Decrease)
                                                 ------------  ------------  -----------  ------------  -------------  -------------

     ING Investors Trust (continued):
       ING Mercury Fundamental Growth Advisor         51,327         4,280       47,047        11,445              7         11,438
       ING MFS Mid-Cap Growth                     21,323,749    19,911,353    1,412,396    37,536,301     39,509,334     (1,973,033)
       ING MFS Mid-Cap Growth Advisor                479,402        49,645      429,757        56,277              2         56,275
       ING MFS Research                           11,459,043    12,210,625     (751,582)   14,355,356     17,693,135     (3,337,779)
       ING MFS Research Advisor                      121,672        15,708      105,964        33,623              -         33,623
       ING MFS Total Return                       17,088,255    11,280,277    5,807,978    17,689,754     11,652,054      6,037,700
       ING MFS Total Return Advisor                1,039,750        58,115      981,635       100,210          5,006         95,204
       ING PIMCO Core Bond                        33,219,184    27,216,378    6,002,806    58,286,404     59,112,337       (825,933)
       ING PIMCO Core Bond Advisor                 1,603,273       427,844    1,175,429        32,995             27         32,968
       ING Salomon Brothers All Cap               16,573,184    11,400,698    5,172,486    14,295,321     10,877,332      3,417,989
       ING Salomon Brothers All Cap Advisor          312,023        13,808      298,215        18,492              -         18,492
       ING Salomon Brothers Investors              4,366,654     3,205,493    1,161,161     5,380,431      2,510,400      2,870,031
       ING Salomon Brothers Investors Advisor         43,801         2,602       41,199        30,514             17         30,497
       ING T. Rowe Price Capital Appreciation     13,543,756     9,307,321    4,236,435    16,893,498      5,743,297     11,150,201
       ING T. Rowe Price Capital Appreciation
         Advisor                                   1,160,833        82,173    1,078,660        92,813          3,431         89,382
       ING T. Rowe Price Equity Income             9,863,485     6,315,606    3,547,879       715,898        157,257        558,641
       ING T. Rowe Price Equity Income Advisor       706,726       101,291      605,435        47,562              -         47,562
       ING UBS U.S. Balanced                       2,065,825     1,374,217      691,608     2,524,223      1,691,382        832,841
       ING UBS U.S. Balanced Advisor                  30,603           518       30,085             -              -              -
       ING Van Kampen Equity Growth                2,356,338       554,180    1,802,158     8,678,192      2,364,577      6,313,615
       ING Van Kampen Equity Growth Advisor          371,341        15,747      355,594        23,763            590         23,173
       ING Van Kampen Global Franchise             4,340,912     1,752,856    2,588,056     2,512,607        851,207      1,661,400
       ING Van Kampen Global Franchise Advisor       961,501        94,581      866,920        78,879          4,514         74,365
       ING Van Kampen Growth and Income            7,394,779     7,406,917      (12,138)    5,686,825     8 ,964,808     (3,277,983)
       ING Van Kampen Growth and Income Advisor    1,583,558       259,259    1,324,299       105,373          4,220        101,153
       ING Van Kampen Real Estate                  5,501,168     4,146,646    1,354,522     6,070,387      3,723,970      2,346,417
       ING Van Kampen Real Estate Advisor            362,541        29,418      333,123        28,719              3         28,716
     ING Partners, Inc.:
       ING Alger Aggressive Growth                    38,736             -       38,736             -              -              -
       ING Alger Growth                               11,033         2,782        8,251         5,956              -          5,956
       ING American Century Small Cap Value           12,875           268       12,607           215              -            215
       ING Baron Small Cap Growth                     51,081         1,238       49,843             -              -              -
       ING JPMorgan Fleming International            413,930       207,386      206,544         1,232              -          1,232
       ING JPMorgan Mid Cap Value                    257,021        21,326      235,695           950             31            919
       ING MFS(R)Capital Opportunities
         (Initial Class)                             119,495        61,831       57,664        39,538          6,696         32,842
       ING MFS(R)Capital Opportunities
         (Service Class)                              25,291             1       25,290       169,917         39,170        130,747
       ING MFS(R) Global Growth                       67,476        17,064       50,412        10,569              -         10,569
       ING MFS Research Equity                        10,051            37       10,014             -              -              -
       ING OpCap Balanced Value                       18,498             2       18,496         9,184            144          9,040


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SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                            Nine months ended                             Year ended
                                                            September 30, 2003                         December 31, 2002
                                                 ---------------------------------------  ------------------------------------------
                                                                                 Net                                       Net
                                                    Units         Units       Increase       Units         Units         Increase
                                                    Issued       Redeemed    (Decrease)      Issued       Redeemed       (Decrease)
                                                 ------------  ------------  -----------  ------------  -------------  -------------

     ING Partners, Inc. (continued):
       ING PIMCO Total Return                        112,374        36,885       75,489        16,208              -         16,208
       ING Salomon Brothers Aggressive Growth        364,395       112,520      251,875             -              -              -
       ING Salomon Brothers Fundamental Value         50,700         5,531       45,169        57,930          2,748         55,182
       ING Salomon Brothers Investors Value           34,292         1,408       32,884           487              -            487
       ING T. Rowe Price Growth Equity               188,933        15,559      173,374        19,085              -         19,085
       ING UBS Tactical Asset Allocation               5,414           254        5,160           297              -            297
       ING Van Kampen Comstock                     2,904,637       593,257    2,311,380       218,552          8,852        209,700
     ING Variable Insurance Trust:
       ING VIT Worldwide Growth                    4,167,455     2,431,336    1,736,119     4,884,109      2,447,811      2,436,298
     ING Variable Portfolios, Inc.:
       ING VP Balanced                                65,235           305       64,930             -              -              -
       ING VP Bond                                11,942,637    10,052,957    1,889,680     7,230,384      2,562,132      4,668,252
       ING VP Growth                                  37,851        11,575       26,276         6,679            110          6,569
       ING VP Index Plus LargeCap                  5,656,893     1,905,775    3,751,118       989,798        442,688        547,110
       ING VP Index Plus MidCap                    1,301,242       825,224      476,018     1,075,901        467,221        608,680
       ING VP Index Plus SmallCap                    880,415       534,682      345,733     1,032,462        634,554        397,908
       ING VP International Equity                     8,974         2,092        6,882             -              -              -
       ING VP Small Company                           56,080         7,136       48,944        27,484          6,772         20,712
       ING VP Value Opportunity                      101,133        25,631       75,502       162,657         30,086        132,571
     ING Variable Products Trust:
       ING VP Convertible                            224,406        36,239      188,167       111,643         22,720         88,923
       ING VP Growth and Income                      141,563        15,347      126,216             -              -              -
       ING VP Growth Opportunities                 2,177,757       822,369    1,355,388     1,984,390        760,395      1,223,995
       ING VP International Value                     36,671         4,460       32,211         5,020             82          4,938
       ING VP Large Company Value                    135,837        66,958       68,879       151,517         46,425        105,092
       ING VP LargeCap Growth                        190,860        95,542       95,318       281,373        173,739        107,634
       ING VP MagnaCap                             1,197,768       511,020      686,748     1,873,780        706,779      1,167,001
       ING VP MidCap Opportunities                    26,710             1       26,709         1,700              -          1,700
       ING VP SmallCap Opportunities               7,991,532     2,720,960    5,270,572     6,167,933      1,352,225      4,815,708
     INVESCO Variable Investment Funds, Inc.:
       INVESCO VIF - Financial Services            8,119,580     5,835,338    2,284,242     8,952,534      6,278,761      2,673,773
       INVESCO VIF - Health Sciences              12,527,705     8,863,401    3,664,304     1,553,067      8,591,990      2,961,077
       INVESCO VIF - Leisure                       2,155,253       507,216    1,648,037     1,002,159        278,062        724,097
       INVESCO VIF - Utilities                     3,084,826     1,308,328    1,776,498     1,413,473        305,358      1,108,115
     Janus Aspen Series:
       Janus Aspen Series Balanced                   404,760        23,578      381,182        57,501          3,830         53,671
       Janus Aspen Series Flexible Income            146,159        18,942      127,217        25,934            170         25,764
       Janus Aspen Series Growth                      86,059        14,952       71,107        26,711             20         26,691
       Janus Aspen Series Worldwide Growth         3,016,609     2,674,504      342,105    13,323,220     12,946,666        376,554


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                            Nine months ended                             Year ended
                                                            September 30, 2003                         December 31, 2002
                                                 ---------------------------------------  ------------------------------------------
                                                                                 Net                                       Net
                                                    Units         Units       Increase       Units         Units         Increase
                                                    Issued       Redeemed    (Decrease)      Issued       Redeemed       (Decrease)
                                                 ------------  ------------  -----------  ------------  -------------  -------------

     Liberty Variable Insurance Trust:
       Colonial Small Cap Value                    1,123,294       219,498      903,796             -              -              -
     Liberty Variable Series:
       Liberty Asset Allocation                       58,336         7,914       50,422             -              -              -
       Liberty Equity                                 17,879        11,051        6,828         2,539         15,793        (13,254)
       Liberty Federal Securities                     12,472         3,823        8,649             -              -              -
       Liberty Small Company Growth                    6,299         1,259        5,040             -              -              -
     Oppenheimer Variable Accounts Fund:
       Oppenheimer Global Securities                 169,683         8,058      161,625        29,681          2,882         26,799
       Oppenheimer Strategic Bond                     25,509         7,220       18,289         5,028          3,500          1,528
     PIMCO Variable Insurance Trust:
       PIMCO High Yield                           54,787,311    38,227,882   16,559,429    27,197,895     19,409,516      7,788,379
       PIMCO StocksPLUS Growth and Income          7,941,473    11,305,593   (3,364,120)   13,357,877     14,285,763       (927,886)
     Pioneer Variable Contracts Trust:
       Pioneer Equity-Income VCT                      85,819        12,931       72,888        21,635             61         21,574
       Pioneer Fund VCT                            5,004,209     1,897,149    3,107,060     3,769,608      1,315,200      2,454,408
       Pioneer Mid-Cap Value VCT                   7,909,855     2,407,785    5,502,070     7,875,737      2,670,048      5,205,689
       Pioneer Small Company VCT                     238,833       127,674      111,159       431,876         92,472        339,404
     ProFunds VP:
       ProFund VP Bull                            30,823,336    29,119,522    1,703,814    18,816,487     16,427,269      2,389,218
       ProFund VP Europe 30                       19,807,740    20,386,733     (578,993)   50,746,741     48,922,218      1,824,523
       ProFund VP Rising Rates Opportunity         1,449,534        43,894    1,405,640             -              -              -
       ProFund VP Small Cap                       34,001,609    29,552,982    4,448,627    44,254,935     41,001,972      3,252,963
     Prudential Series Fund, Inc.:
       Prudential Jennison                         5,686,844     3,955,174    1,731,670    45,072,785     43,503,839      1,568,946
       SP Jennison International Growth           14,478,997     9,582,201    4,896,796    10,464,472      8,810,383      1,654,089
     Putnam Variable Trust:
       Putnam VT Discovery Growth                    166,811        54,201      112,610       227,745         22,636        205,109
       Putnam VT Growth and Income                   184,654        73,770      110,884       199,811         27,845        171,966
       Putnam VT International Growth and Income     158,418       164,113       (5,695)      355,859         48,525        307,334
     Travelers Series Fund Inc.:
       Smith Barney High Income                          421         6,277       (5,856)           35          3,035         (3,000)
       Smith Barney International All Cap Growth         996         3,566       (2,570)           80          2,233         (2,153)
       Smith Barney Large Cap Value                    1,738         4,514       (2,776)          114          3,173         (3,059)
       Smith Barney Money Market                      17,181        21,728       (4,547)           16          6,191         (6,175)
     UBS Series Trust:
       UBS Tactical Allocation                       236,929        49,778      187,151       165,483         32,046        133,437


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------

7.   Unit Summary

     Accumulation unit value information for units outstanding, by Contract type, as of September 30, 2003 follows:



     Division/Contract                                        Units           Unit Value         Extended Value
     --------------------------------------------        ---------------     ---------------     ----------------

     AIM V.I. Capital Appreciation
     Contracts in accumulation period:
       Band 35                                                6,102.149      $         8.51      $        51,929
       Band 37                                                  700.056                8.46                5,922
                                                         ---------------                         ----------------
                                                              6,802.204                          $        57,851
                                                         ===============                         ================

     AIM V.I. Core Equity
     Contracts in accumulation period:
       Band 35                                               15,740.942      $         9.21      $       144,974
       Band 38                                                  998.303               10.29               10,273
                                                         ---------------                         ----------------
                                                             16,739.245                          $       155,247
                                                         ===============                         ================

     AIM V.I. Dent Demographic Trends
     Contracts in accumulation period:
       Band 2                                                12,821.853      $         9.05      $       116,038
       Band 4                                                 9,129.347                9.00               82,164
       Band 5                                                61,692.609                8.99              554,617
       Band 6                                               637,232.767                8.98            5,722,350
       Band 7                                               757,636.474                8.97            6,795,999
       Band 8                                               143,773.718                8.95            1,286,775
       Band 9                                                69,729.198                8.94              623,379
       Band 10                                              263,962.936                8.93            2,357,189
       Band 11                                              364,987.246                8.92            3,255,686
       Band 12                                              243,906.023                8.91            2,173,203
       Band 13                                              466,188.255                8.91            4,153,737
       Band 14                                              698,421.013                8.89            6,208,963
       Band 15                                               12,685.057                8.88              112,643
       Band 16                                               31,047.946                8.86              275,085
       Band 17                                              111,616.786                8.85              987,809
       Band 18                                               13,360.880                8.84              118,110
       Band 19                                              122,074.208                8.83            1,077,915
       Band 20                                              353,281.615                8.90            3,144,206
       Band 21                                               50,355.771                8.87              446,656
       Band 25                                                2,766.322                9.07               25,091


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     AIM V.I. Dent Demographic Trends (continued)
       Band 26                                               10,984.436      $         9.06      $        99,519
       Band 27                                                1,735.600                9.00               15,620
       Band 28                                                1,088.148                8.98                9,772
       Band 29                                               37,031.494                8.97              332,173
       Band 30                                                9,835.826                8.91               87,637
       Band 31                                               13,683.653                8.89              121,648
       Band 32                                               19,831.356                8.84              175,309
       Band 33                                                8,089.835                8.80               71,191
       Band 34                                                3,386.922                8.77               29,703
                                                         ---------------                         ----------------
                                                          4,532,337.294                          $    40,460,187
                                                         ===============                         ================

     AIM V.I. Growth
     Contracts in accumulation period:
       Band 9                                                 2,076.148      $         8.16      $        16,941
       Band 13                                                7,597.165                8.13               61,765
       Band 15                                                1,769.330                8.10               14,332
       Band 26                                               37,521.850                8.26              309,930
       Band 27                                               11,594.494                8.22               95,307
       Band 28                                                5,829.104                8.19               47,740
       Band 29                                               72,509.718                8.18              593,129
       Band 30                                               26,065.141                8.13              211,910
       Band 31                                               32,855.173                8.11              266,455
       Band 32                                               11,986.114                8.06               96,608
       Band 33                                                4,393.549                8.03               35,280
       Band 34                                                1,198.332                8.01                9,599
                                                         ---------------                         ----------------
                                                            215,396.119                          $     1,758,996
                                                         ===============                         ================

     AIM V.I. Premier Equity
     Contracts in accumulation period:
       Band 35                                                7,417.406      $         7.69      $        57,040
       Band 36                                                5,600.805                7.66               42,902
       Band 39                                                3,053.811               10.28               31,393
                                                         ---------------                         ----------------
                                                             16,072.022                          $       131,335
                                                         ===============                         ================

     AllianceBernstein Growth and Income
     Contracts in accumulation period:
       Band 9                                                23,424.573      $         8.58      $       200,983
       Band 13                                               15,525.412                8.54              132,587
       Band 15                                               25,534.878                8.51              217,302
       Band 26                                              168,873.724                8.70            1,469,201


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     AllianceBernstein Growth and Income (continued)
       Band 27                                              112,754.237     $          8.65      $       975,324
       Band 28                                               49,639.153                8.62              427,889
       Band 29                                              236,796.875                8.61            2,038,821
       Band 30                                              155,044.888                8.55            1,325,634
       Band 31                                               84,571.900                8.52              720,553
       Band 32                                               24,651.815                8.47              208,801
       Band 33                                               13,211.558                8.43              111,373
       Band 34                                               17,018.120                8.40              142,952
                                                         ---------------                         ----------------
                                                            927,047.133                          $     7,971,420
                                                         ===============                         ================

     AllianceBernstein Premier Growth
     Contracts in accumulation period:
       Band 9                                                12,132.740      $         7.31      $        88,690
       Band 13                                               10,224.481                7.28               74,434
       Band 15                                                  244.623                7.25                1,774
       Band 26                                               61,734.876                7.42              458,073
       Band 27                                               98,603.963                7.37              726,711
       Band 28                                               10,929.929                7.34               80,226
       Band 29                                               60,929.192                7.34              447,220
       Band 30                                               93,887.437                7.29              684,439
       Band 31                                               53,613.299                7.26              389,233
       Band 32                                               15,640.280                7.21              112,766
       Band 33                                               20,573.304                7.18              147,716
       Band 34                                                4,144.160                7.16               29,672
                                                         ---------------                         ----------------
                                                            442,658.160                          $     3,240,954
                                                         ===============                         ================

     AllianceBernstein Value
     Contracts in accumulation period:
       Band 9                                                15,916.139      $         9.62      $       153,113
       Band 13                                                7,796.245                9.58               74,688
       Band 15                                               22,378.410                9.54              213,490
       Band 26                                               67,410.475                9.76              657,926
       Band 27                                               57,629.559                9.69              558,430
       Band 28                                               11,988.835                9.66              115,812
       Band 29                                              141,557.396                9.65            1,366,029
       Band 30                                              129,051.279                9.59            1,237,602
       Band 31                                               48,848.072                9.55              466,499
       Band 32                                               18,199.931                9.49              172,717
       Band 33                                                8,958.694                9.45               84,660
       Band 34                                               10,169.346                9.42               95,795
                                                         ---------------                         ----------------
                                                            539,904.381                          $     5,196,761
                                                         ===============                         ================


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     Fidelity(R) VIP Contrafund(R)
     Contracts in accumulation period:
       Band 9                                                27,919.756     $          9.81      $       273,873
       Band 13                                               31,678.560                9.76              309,183
       Band 15                                               59,016.091                9.73              574,227
       Band 26                                              232,237.627                9.95            2,310,764
       Band 27                                              133,082.773                9.88            1,314,858
       Band 28                                               19,752.555                9.85              194,563
       Band 29                                              261,900.923                9.84            2,577,105
       Band 30                                              161,297.852                9.77            1,575,880
       Band 31                                               52,489.684                9.74              511,250
       Band 32                                               32,168.148                9.68              311,388
       Band 33                                               38,377.536                9.63              369,576
       Band 34                                               17,640.133                9.60              169,345
       Band 35                                              219,389.799                9.99            2,191,704
       Band 36                                               39,634.226                9.95              394,361
       Band 37                                                8,347.475                9.92               82,807
       Band 38                                                9,287.663               10.45               97,056
       Band 39                                                4,131.980               10.45               43,179
       Band 40                                                  712.954               10.45                7,450
                                                         ---------------                         ----------------
                                                          1,349,065.735                          $    13,308,589
                                                         ===============                         ================

     Fidelity(R) VIP Equity-Income
     Contracts in accumulation period:
       Band 2                                                15,332.779      $         8.89      $       136,308
       Band 3                                                 1,016.004                8.82                8,961
       Band 4                                                22,842.695                8.84              201,929
       Band 5                                               105,759.306                8.83              933,855
       Band 6                                             1,402,433.397                8.81           12,355,438
       Band 7                                             1,431,354.269                8.80           12,595,918
       Band 8                                               329,246.637                8.78            2,890,785
       Band 9                                               124,006.863                8.77            1,087,540
       Band 10                                              685,135.121                8.76            6,001,784
       Band 11                                              686,393.984                8.75            6,005,947
       Band 12                                              542,313.328                8.74            4,739,818
       Band 13                                              818,202.511                8.73            7,142,908
       Band 14                                            1,123,584.011                8.71            9,786,417
       Band 15                                               30,572.327                8.70              265,979
       Band 16                                               37,296.160                8.68              323,731
       Band 17                                              260,663.579                8.67            2,259,953


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     Fidelity(R) VIP Contrafund(R) (continued)
       Band 18                                               92,074.263     $          8.66      $       797,363
       Band 19                                               53,475.143                8.64              462,025
       Band 20                                              753,417.346                8.72            6,569,799
       Band 21                                              114,109.834                8.69              991,614
       Band 25                                               11,881.644                8.91              105,865
       Band 26                                              234,001.903                8.90            2,082,617
       Band 27                                              111,622.496                8.84              986,743
       Band 28                                               26,651.474                8.81              234,799
       Band 29                                              265,389.402                8.80            2,335,427
       Band 30                                              225,491.763                8.74            1,970,798
       Band 31                                               45,040.486                8.71              392,303
       Band 32                                               28,153.267                8.66              243,807
       Band 33                                               26,435.916                8.62              227,878
       Band 34                                               25,472.731                8.59              218,811
       Band 35                                              323,421.956                8.94            2,891,392
       Band 36                                                6,940.411                8.90               61,770
       Band 37                                                3,417.557                8.87               30,314
       Band 38                                                3 123.435               10.28               32,109
                                                         ---------------                         ----------------
                                                          9,966,273.998                          $    13,308,589
                                                         ===============                         ================

     Fidelity(R) VIP Growth
     Contracts in accumulation period:
       Band 1                                                   562.275      $         7.62      $         4,285
       Band 2                                                12,746.083                7.59               96,743
       Band 4                                                29,174.656                7.55              220,269
       Band 5                                                83,208.315                7.54              627,391
       Band 6                                             2,376,552.941                7.52           17,871,678
       Band 7                                             2,463,463.537                7.51           18,500,611
       Band 8                                               524,690.519                7.50            3,935,179
       Band 9                                               137,053.275                7.49            1,026,529
       Band 10                                            1,019,054.515                7.48            7,622,528
       Band 11                                            1,307,855.266                7.47            9,769,679
       Band 12                                              720,383.865                7.46            5,374,064
       Band 13                                            1,775,877.276                7.46           13,248,044
       Band 14                                            2,291,682.792                7.44           17,050,120
       Band 15                                               45,600.980                7.43              338,815
       Band 16                                               48,815.497                7.41              361,723


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     Fidelity(R) VIP Growth (continued)
       Band 17                                              569,433.983     $          7.40      $     4,213,811
       Band 18                                              203,382.099                7.40            1,505,028
       Band 19                                              132,715.176                7.38              979,438
       Band 20                                            1,392,639.517                7.45           10,375,164
       Band 21                                              230,763.237                7.42            1,712,263
       Band 25                                               22,974.111                7.61              174,833
       Band 26                                              224,180.662                7.60            1,703,773
       Band 27                                               55,521.445                7.55              419,187
       Band 28                                               25,572.253                7.52              192,303
       Band 29                                              254,017.340                7.51            1,907,670
       Band 30                                              102,793.965                7.46              766,843
       Band 31                                               80,331.200                7.44              597,664
       Band 32                                               45,551.383                7.39              336,625
       Band 33                                               33,391.232                7.36              245,759
       Band 34                                               11,607.488                7.33               85,083
       Band 35                                              235,765.427                7.63            1,798,890
       Band 36                                                4,539.134                7.60               34,497
       Band 37                                                2,908.747                7.57               22,019
       Band 38                                               11,543.862               10.51              121,326
       Band 39                                                  801.576               10.51                8,425
                                                         ---------------                         ----------------
                                                         16,477,155.629                          $   123,248,259
                                                         ===============                         ================

     Fidelity(R) VIP Overseas
     Contracts in accumulation period:
       Band 35                                                2,036.998      $         9.65      $        19,657
       Band 38                                                1,164.656               10.87               12,660
                                                         ---------------                         ----------------
                                                              3,201.654                          $        32,317

     Franklin Small Cap Value Securities
     Contracts in accumulation period:
       Band 35                                               10,983.325      $        10.04      $       110,273
       Band 36                                                8,955.071               10.00               89,551
                                                         ---------------                         ----------------
                                                             19,938.396                          $       199,824
                                                         ===============                         ================

     Greenwich Appreciation
     Contracts in accumulation period:
       Band 22                                                  405.442      $        15.64      $         6,341
       Band 23                                               38,726.652               15.46              598,714
                                                         ---------------                         ----------------
                                                              3,201.654                          $       605,714
                                                         ===============                         ================


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING GET Fund - Series N
       Band 26                                              346,817.187     $         10.32      $     3,579,153
       Band 27                                              211,610.182               10.25            2,169,004
       Band 28                                              115,171.648               10.21            1,175,903
       Band 29                                              843,315.441               10.20            8,601,817
       Band 30                                              583,646.407               10.13            5,912,338
       Band 31                                              415,046.749               10.10            4,191,972
                                                         ---------------                         ----------------
                                                          2,515,607.614                          $    25,630,187
                                                         ===============                         ================

     ING GET Fund - Series P
     Contracts in accumulation period:
       Band 9                                                67,022.085      $        10.07      $       674,912
       Band 13                                               10,498.431               10.03              105,299
       Band 15                                                3,680.066               10.00               36,801
       Band 26                                            1,444,443.916               10.20           14,733,328
       Band 27                                              895,041.605               10.14            9,075,722
       Band 28                                              364,222.913               10.11            3,682,294
       Band 29                                            3,976,456.795               10.10           40,162,214
       Band 30                                            3,097,338.583               10.04           31,097,279
       Band 31                                            1,806,809.528               10.00           18,068,095
       Band 32                                              108,331.070                9.95            1,077,894
       Band 33                                               35,615.268                9.91              352,947
       Band 34                                               25,975.879                9.88              256,642
                                                         ---------------                         ----------------
                                                         11,835,436.139                          $   119,323,427
                                                         ===============                         ================

     ING GET Fund - Series Q
     Contracts in accumulation period:
       Band 9                                               530,422.691      $        10.26      $     5,442,137
       Band 13                                              278,911.586               10.22            2,850,476
       Band 15                                               77,265.652               10.19              787,337
       Band 26                                            1,672,501.554               10.38           17,360,566
       Band 27                                            1,237,108.807               10.32           12,766,963
       Band 28                                              370,590.740               10.29            3,813,379
       Band 29                                            3,639,529.894               10.28           37,414,367
       Band 30                                            2,949,071.734               10.23           30,169,004
       Band 31                                            1,481,283.660               10.20           15,109,093


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING GET Fund - Series Q (continued)
       Band 32                                              845,265,421     $        10.14       $    8,570,991
       Band 33                                              176,553.467              10.11            1,784,956
       Band 34                                              233,700.471              10.08            2,355,701
       Band 35                                                2,495.394              10.42               26,002
                                                         ---------------                         ----------------
                                                         13,494,701.071                          $     8,570,991
                                                         ===============                         ================

     ING GET Fund - Series R
     Cntracts in accumulation period:
       Band 9                                               932,004.415      $        10.33      $     9,627,606
       Band 13                                              186,494.771               10.30            1,920,896
       Band 15                                               91,729.410               10.28              924,978
       Band 26                                            1,716,717.064               10.44           17,922,526
       Band 27                                              857,508.447               10.39            8,909,513
       Band 28                                              465,630.500               10.37            4,828,588
       Band 29                                            3,354,330.139               10.36           34,750,860
       Band 30                                            2,749,571.924               10.31           28,348,087
       Band 31                                            1,480,789.216               10.28           15,222,513
       Band 32                                              879,300.382               10.24            9,004,036
       Band 33                                              404,475.846               10.21            4,129.698
       Band 34                                              478,213.613               10.18            4,868,215
       Band 35                                               19,649.602               10.47              205,731
       Band 36                                                4,164.678               10.44               43,479
                                                         ---------------                         ----------------
                                                         13,620,580.007                          $   140,724,726
                                                         ===============                         ================

     ING GET Fund - Series S
     Cntracts in accumulation period:
       Band 9                                               924,696.578      $        10.28      $     9,505,881
       Band 13                                              518,239.687               10.25            5,311,957
       Band 15                                              232,492.941               10.23            2,378,403
       Band 26                                            2,164,754.001               10.36           22,426,851
       Band 27                                              824,717.764               10.32            8,511,087
       Band 28                                              419,187.800               10.30            4,317,634
       Band 29                                            4,475,735.876               10.29           46,055,322
       Band 30                                            2,849,093.019               10.25           29,203,203
       Band 31                                            1,717,590.990               10.23           17,570,956
       Band 32                                            1,447,558.482               10.20           14,765,097


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING GET Fund - Series S (continued)
       Band 33                                              942,172.449     $         10.17      $     9,581.894
       Band 34                                              312,862.610               10.15            3,175,555
       Band 35                                               29,897.431               10.39              310,634
       Band 36                                                4,790.846               10.36               49,633
                                                         ---------------                         ----------------
                                                         13,620,580.007                          $   173,164,107
                                                         ===============                         ================

     ING GET Fund - Series T
     Cntracts in accumulation period:
       Band 6                                                40,092.161      $        10.30      $       412,949
       Band 9                                             1,212,216.368               10.28           12,461,584
       Band 10                                               19,504.483               10.27              200,311
       Band 12                                              128,545.369               10.26            1,318,875
       Band 13                                              437,139.795               10.26            4,485,054
       Band 15                                              292,926.997               10.24            2,999,572
       Band 20                                               77,895.993               10.25              798,434
       Band 26                                            1,588,532.303               10.35           16,441,309
       Band 27                                              797,806.972               10.32            8,233,368
       Band 28                                              301,974.858               10.30            3,110,341
       Band 29                                            4,193,109.843               10.29           43,147,100
       Band 30                                            2,407,533.454               10.26           24,701,293
       Band 31                                            1,837,992.557               10.24           18,821,044
       Band 32                                            1,637,138.643               10.21           16,715,186
       Band 33                                              964,516.892               10.19            9,828,427
       Band 34                                              537,286.742               10.18            5,469,579
       Band 35                                               98,092.390               10.37            1,017,218
       Band 36                                                1,394.438               10.35               14,432
                                                         ---------------                         ----------------
                                                         13,573,700.258                          $   170,176,076
                                                         ===============                         ================

     ING GET Fund - Series U
     Contracts in accumulation period:
       Band 6                                               271,431.296      $        10.31      $     2,798,457
       Band 9                                             2,182,646.329               10.30           22,481,257
       Band 10                                                6,375.860               10.29               65,608
       Band 12                                               48,054.519               10.28              494,000
       Band 13                                              489,895.583               10.28            5,036,127
       Band 15                                              411,413.697               10.27            4,225,219
       Band 20                                              205,609.379               10.28            2,113,664


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING GET Fund - Series U (continued)
       Band 26                                            1,683,861.607     $        10.35       $    17,427,968
       Band 27                                              618,302.323              10.33             6,387,063
       Band 28                                              562,644.052              10.31             5,800,860
       Band 29                                            3,886,584.650              10.31            40,070,688
       Band 30                                            1,982,796.441              10.28            20,383,147
       Band 31                                            1,358,902.658              10.27            13,955,930
       Band 32                                            1,596,799.090              10.25            16,367,191
       Band 33                                              996,661.512              10.23            10,195,847
       Band 34                                              743,193.342              10.22             7,595,436
       Band 35                                              303,940.895              10.37             3,151,867
       Band 36                                                6,041.413              10.35                62,529
                                                         ---------------                         ----------------
                                                         17,355,154.646                          $   178,612,858
                                                         ===============                         ================

     ING GET Fund - Series V
     Contracts in accumulation period:
       Band 6                                               377,244.314     $         9.67       $     3,647,953
       Band 7                                                10,497.617               9.67               101,512
       Band 9                                             3,428,970.733               9.66            33,123,857
       Band 10                                               57,039.003               9.66               550,997
       Band 12                                               78,393.283               9.65               756,495
       Band 13                                              703,332.197               9.65             6,787,156
       Band 14                                               15,362.651               9.64               148,096
       Band 15                                              981,424.412               9.64             9,460,931
       Band 17                                              109,012.095               9.63             1,049,786
       Band 19                                                7,048.612               9.62                67,808
       Band 20                                              102,611.756               9.65               990,203
       Band 26                                            4,074,560.819               9.69            39,482,494
       Band 27                                            1,110,623.526               9.68            10,750,836
       Band 28                                              704,233.623               9.67             6,809,939
       Band 29                                            9,900,191.789               9.67            95,734,855
       Band 30                                            5,082,333.144               9.65            49,044,515
       Band 31                                            3,016,197.737               9.64            29,076,146
       Band 32                                            3,471,177.374               9.63            33,427,438
       Band 33                                            1,464,434.784               9.62            14,087,863
       Band 34                                            1,960,483.000               9.61            18,840,242
       Band 35                                              637,242.621               9.70             6,181,253
       Band 36                                               19,701.868               9.69               190,911
       Band 37                                               19,420.185               9.69               188,182
                                                         ---------------                         ----------------
                                                         37,331,537.143                          $   360,499,468
                                                         ===============                         ================


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING GET U.S. Core Portfolio - Series 1
     Contracts in accumulation period:
       Band 6                                               163,804.383     $        10.00       $     1,638,044
       Band 7                                                24,798.867              10.00               247,989
       Band 9                                             2,217,292.351              10.00            22,172,924
       Band 10                                               56,856.117              10.00               568,561
       Band 12                                               34,784.826               9.99               347,500
       Band 13                                              640,734.600               9.99             6,400,939
       Band 14                                               22,846.028               9.99               228,232
       Band 15                                              573,376.356               9.99             5,728,030
       Band 17                                               17,031.101               9.98               169,970
       Band 20                                              104,149.236               9.99             1,040,451
       Band 26                                            2,144,780.385              10.02            21,490,699
       Band 27                                              725,261.978              10.01             7,259,872
       Band 28                                              248,015.600              10.00             2,480,156
       Band 29                                            7,055,188.995              10.00            70,551,890
       Band 30                                            2,671,357.671               9.99            26,686,863
       Band 31                                            2,438,858.879               9.99            24,364,200
       Band 32                                            2,505,847.339               9.98            25,008,356
       Band 33                                              798,852.736               9.97             7,964,562
       Band 34                                              815,458.858               9.97             8,130,125
       Band 35                                              465,345.307              10.02             4,662,760
       Band 36                                               31,548.698              10.02               316,118
       Band 38                                                5,140.212              10.03                51,556
       Band 39                                               13,753.981              10.02               137,815
                                                         ---------------                         ----------------
                                                         23,775,089,504                          $   237,647,612
                                                         ===============                         ================

     ING GET U.S. Core Portfolio -
       Series 2 (Guaranteed)
     Contracts in accumulation period:
       Band 9                                                10,378.187     $         9.99       $       103,678
       Band 26                                               19,311.921              10.00               193,119
       Band 27                                                2,086.634              10.00                20,866
       Band 28                                                4,059.487               9.99                40,554
       Band 29                                               61,533.123               9.99               614,716
       Band 30                                               48,432.670               9.99               483,842
       Band 31                                                1,867.466               9.99                18,656
       Band 32                                                7,887.951               9.99                78,801
       Band 33                                               33,248.408               9.99               332,152
       Band 35                                               30,425.624              10.00               304,256
                                                         ---------------                         ----------------
                                                            219,231.471                          $   237,647,612
                                                         ===============                         ================


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING AIM Mid-Cap Growth
     Currently payable annuity contracts:
       Band 2                                                13,059.308     $        12.80       $      167,159
     Contracts in accumulation period:
       Band 1                                                 9,840.382              13.01              128,023
       Band 2                                               119,877.596              12.80            1,534,433
       Band 3                                                 6,084.709              12.44               75,694
       Band 4                                               227,055.443              12.56            2,851,816
       Band 5                                               143,503.211              12.49            1,792,355
       Band 6                                             2,885,504.413              12.41           35,809,110
       Band 7                                             2,051,506.253              12.34           25,315,587
       Band 8                                             1,829,439.986              12.26           22,428,934
       Band 9                                               692,121.024              12.19            8,436,955
       Band 10                                              409,298.277              12.14            4,968,881
       Band 11                                            2,487,789.909              12.10           30,102,258
       Band 12                                              498,769.911              12.05            6,010,177
       Band 13                                            1,308,912.019              12.00           15,706,944
       Band 14                                            1,612,128.921              11.90           19,184,334
       Band 15                                                1,248.872              11.85               14,799
       Band 16                                               28,478.999              11.76              334,913
       Band 17                                              137,484.505              11.71            1,609,944
       Band 18                                               47,950.035              11.66              559,097
       Band 19                                               46,314.455              11.56              535,395
       Band 20                                              309,293.839              11.95            3,696,061
       Band 21                                               67,927.877              11.80              801,549
       Band 25                                               23,073.363              12.90              297,646
                                                         ---------------                         ---------------
                                                         14,956,663.307                          $  182,362,064
                                                         ===============                         ===============

     ING AIM Mid-Cap Growth Advisor
     Contracts in accumulation period:
       Band 6                                                24,871.698     $        12.06       $      299,953
       Band 10                                               18,295.428              12.03              220,094
       Band 12                                               13,566.462              12.02              163,069
       Band 20                                               89,411.022              12.00            1,072,932
                                                         ---------------                         ---------------
                                                            146,144.610                          $    1,756,048
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Alliance Mid-Cap Growth Advisor
     Contracts in accumulation period:
       Band 6                                                49,248.174     $        14.80       $      728,873
       Band 10                                                9,370.681              14.76              138,311
       Band 12                                               21,392.147              14.74              315,320
       Band 20                                               85,681.019              14.72            1,261,225
                                                         ---------------                         ---------------
                                                            165,692.021                          $    2,443,729
                                                         ===============                         ===============

     ING Alliance Mid-Cap Growth
     Contracts in accumulation period:
       Band 1                                                 1,223.307     $        14.95       $       18,288
       Band 2                                               139,563.639              14.73            2,055,772
       Band 3                                                 6,979.559              14.34              100,087
       Band 4                                               309,696.109              14.46            4,478,206
       Band 5                                               199,293.211              14.40            2,869,822
       Band 6                                             5,356,643.058              14.29           76,546,429
       Band 7                                             2,585,435.297              14.24           36,816,599
       Band 8                                             4,257,509.044              14.13           60,158,603
       Band 9                                               689,087.697              14.08            9,702,355
       Band 10                                              686,844.209              14.02            9,629,556
       Band 11                                            6,005,659.326              13.97           83,899,061
       Band 12                                              828,673.617              13.92           11,535,137
       Band 13                                            2,141,749.767              13.86           29,684,652
       Band 14                                            2,529,646.114              13.76           34,807,931
       Band 16                                               61,159.360              13.60              831,767
       Band 17                                              338,225.650              13.55            4,582,958
       Band 18                                               73,822.965              13.50              996,610
       Band 19                                              150,284.285              13.39            2,012,307
       Band 20                                              506,582.256              13.81            6,995,901
       Band 21                                              118,109.330              13.65            1,612,192
       Band 25                                               70,254.019              14.84            1,042,570
                                                         ---------------                         ---------------
                                                         27,056,441.819                          $  380,376,803
                                                         ===============                         ===============

     ING American Funds Growth
     Contracts in accumulation period:
       Band 4                                                   511.656     $         9.64       $        4,932
       Band 5                                                11,647.877               9.64              112,286
       Band 6                                               250,858.014               9.64            2,418,271
       Band 7                                               278,012.499               9.64            2,680,040


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING American Funds Growth (continued)
       Band 8                                                61,693.424     $         9.63       $      594,108
       Band 9                                                12,847.368               9.63              123,720
       Band 10                                              190,686.663               9.63            1,836,313
       Band 11                                               63,784.642               9.63              614,246
       Band 12                                              108,577.059               9.63            1,045,597
       Band 13                                               74,114.066               9.63              713,718
       Band 14                                              152,892.286               9.63            1,472,353
       Band 15                                                1,582.926               9.63               15,244
       Band 16                                                8,744.378               9.63               84,208
       Band 17                                               92,829.742               9.63              893,950
       Band 18                                                  198.232               9.63                1,909
       Band 19                                               30,573.233               9.63              294,420
       Band 20                                               90,214.302               9.63              868,764
       Band 21                                               12,802.293               9.63              123,286
       Band 26                                                4,124.782               9.64               39,763
       Band 27                                                6,285.703               9.64               60,594
       Band 28                                                  126.187               9.64                1,216
       Band 29                                               31,565.881               9.64              304,295
       Band 30                                               29,439.564               9.63              283,503
       Band 31                                               11,775.086               9.63              113,394
       Band 32                                               18,286.814               9.63              176,102
       Band 33                                                4,278.883               9.63               41,206
       Band 34                                               22,013.665               9.63              211,992
                                                         ---------------                         ----------------
                                                          1,570,467.225                          $   15,129,430
                                                         ===============                         ================

     ING American Funds Growth-Income
     Contracts in accumulation period:
       Band 4                                                16,173.582     $         9.84       $      159,148
       Band 5                                                 4,136.087               9.84               40,699
       Band 6                                               153,489.357               9.84            1,510,335
       Band 7                                               175,771.494               9.84            1,729,592
       Band 8                                                79,747.599               9.84              784,716
       Band 9                                                12,528.422               9.84              123,280
       Band 10                                               73,652.180               9.83              724,001
       Band 11                                               55,906.571               9.83              549,562
       Band 12                                               99,928.531               9.83              982,297


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING American Funds Growth-Income (continued)
       Band 13                                               91,700.925     $         9.83       $      901,420
       Band 14                                              184,990.290               9.83            1,818,455
       Band 16                                               19,884.558               9.83              195,465
       Band 17                                               57,716.840               9.83              567,357
       Band 18                                                1,519.920               9.83               14,941
       Band 19                                               34,140.436               9.83              335,600
       Band 20                                               64,013.463               9.83              629,252
       Band 21                                               41,676.316               9.83              409,678
       Band 26                                               11,273.354               9.84              110,930
       Band 27                                                5,674.513               9.84               55,837
       Band 28                                                  125.205               9.84                1,232
       Band 29                                               26,108.908               9.84              256,912
       Band 30                                               27,168.479               9.83              267,066
       Band 31                                                8,885.724               9.83               87,347
       Band 32                                               18,060.392               9.83              177,534
       Band 33                                                4,569.135               9.83               44,915
       Band 34                                                5,929.271               9.83               58,285
                                                         ---------------                         ---------------
                                                          1,274,771.552                          $   12,535,856
                                                         ===============                         ===============

     ING American Funds International
     Contracts in accumulation period:
       Band 4                                                    80.313     $        10.19       $          818
       Band 5                                                 3,122.207              10.19               31,815
       Band 6                                                59,180.136              10.19              603,046
       Band 7                                                72,869.190              10.19              742,537
       Band 8                                                41,709.892              10.18              424,607
       Band 9                                                 6,167.805              10.18               62,788
       Band 10                                               43,384.047              10.18              441,650
       Band 11                                               21,598.738              10.18              219,875
       Band 12                                               22,806.975              10.18              232,175
       Band 13                                               33,041.817              10.18              336,366
       Band 14                                               39,070.032              10.18              397,733
       Band 16                                                6,260.596              10.18               63,733
       Band 17                                               28,868.793              10.18              293,884
       Band 18                                                  298.722              10.18                3,041
       Band 19                                                9,209.905              10.18               93,757
       Band 20                                               23,237.821              10.18              236,561
       Band 21                                                5,222.989              10.18               53,170
       Band 26                                                  490.214              10.19                4,995


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING American Funds International (continued)
       Band 27                                           $    1,268.548     $        10.19       $       12,927
       Band 28                                                   30.491              10.19                  311
       Band 29                                                6,383.439              10.19               65,047
       Band 33                                                4,945.019              10.18               50,340
                                                         ---------------                         ---------------
                                                            429,247.689                          $    4,371,176
                                                         ===============                         ===============

     ING Capital Guardian Large Cap Value
     Contracts in accumulation period:
       Band 2                                             $   65,063.238     $         9.15       $      595,329
       Band 3                                                 2,149.696                9.04               19,433
       Band 4                                               172,638.319                9.07            1,565,830
       Band 5                                               754,719.743                9.05            6,830,214
       Band 6                                             5,915,476.985                9.02           53,357,602
       Band 7                                             8,513,563.850                9.00           76,622,075
       Band 8                                             2,368,188.739                8.97           21,242,653
       Band 9                                             1,385,438.608                8.95           12,399,676
       Band 10                                            3,535,570.136                8.94           31,607,997
       Band 11                                            4,827,305.891                8.92           43,059,569
       Band 12                                            3,721,321.465                8.90           33,119,761
       Band 13                                            6,284,063.923                8.89           55,865,328
       Band 14                                            7,796,869.947                8.85           69,002,299
       Band 15                                                3,598.536                8.84               31,811
       Band 16                                              218,381.947                8.80            1,921,761
       Band 17                                            1,713,068.772                8.79           15,057,875
       Band 18                                              257,162.287                8.77            2,255,313
       Band 19                                              531,185.924                8.74            4,642,565
       Band 20                                            2,052,167.897                8.87           18,202,729
       Band 21                                              779,862.118                8.82            6,878,384
       Band 24                                                1,323.253                9.32               12,333
       Band 25                                              150,618.045                9.19            1,384,180
                                                         ---------------                         ---------------
                                                         51,049,739.319                          $   455,674,717
                                                         ===============                         ===============

     ING Capital Guardian Large Cap Value Advisor
     Contracts in accumulation period:
       Band 6                                               166,010.657     $      12.28         $    2,038,611
       Band 10                                               11,352.324            12.25                139,066


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Capital Guardian Large Cap Value Advisor
       (continued)
       Band 11                                                  790.458     $        12.24       $        9,675
       Band 12                                                55,508.351             12.24              679,422
       Band 20                                               152,599.697             12.22            1,864,768
                                                         ----------------                        ---------------
                                                             386,261.487                         $    4,731,542
                                                         ================                        ===============

     ING Capital Guardian Managed Global
     Currently payable annuity contracts:
       Band 2                                                  5,958.304    $        17.00       $      101,291
     Contracts in accumulation period:
       Band 1                                                  9,467.516             17.38              164,545
       Band 2                                              1,061,551.907             17.00           18,046,383
       Band 3                                                 15,065.699             16.37              246,625
       Band 4                                                362,948.634             16.53            5,999,541
       Band 5                                                319,244.897             16.42            5,242,001
       Band 6                                              2,132,895.890             16.26           34,680,887
       Band 7                                              2,707,959.945             16.15           43,733,553
       Band 8                                              2,570,606.984             15.99           41,104,006
       Band 9                                                597,992.962             15.88            9,496,128
       Band 10                                             1,369,153.713             15.80           21,632,629
       Band 11                                             1,288,530.770             15.71           20,242,818
       Band 12                                               754,251.539             15.62           11,781,409
       Band 13                                             1,826,834.406             15.53           28,370,738
       Band 14                                             1,848,520.305             15.36           28,393,272
       Band 15                                                   139.335             15.28                2,129
       Band 16                                                57,458.161             15.11              868,193
       Band 17                                               360,079.105             15.02            5,408,388
       Band 18                                                75,007.673             14.94            1,120,615
       Band 19                                               123,020.043             14.77            1,817,006
       Band 20                                               577,595.802             15.45            8,923,855
       Band 21                                               180,605.628             15.19            2,743,399
       Band 24                                                 1,150.600             17.94               20,642
       Band 25                                               130,636.017             17.16            2,241,714
                                                         ----------------                        ---------------
                                                          18,376,675.835                         $  292,381,767
                                                         ================                        ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------
GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Capital Guardian Managed Global Advisor
     Contracts in accumulation period:
       Band 6                                                16,999.411     $        12.05       $      204,843
       Band 7                                                   650.253              12.05                7,836
       Band 10                                                4,353.946              12.02               52,334
       Band 12                                               17,951.252              12.01              215,595
       Band 20                                               41,255.577              11.99              494,654
                                                         ---------------                         ---------------
                                                             81,210.439                          $      975,262
                                                         ===============                         ===============

     ING Capital Guardian Small Cap
     Currently payable annuity contracts:
       Band 2                                                 1,882.371     $        16.61       $       31,266
     Contracts in accumulation period:
       Band 1                                                13,599.686              16.88              229,563
       Band 2                                               196,355.416              16.61            3,261,464
       Band 3                                                11,301.121              16.16              182,626
       Band 4                                               300,574.173              16.29            4,896,353
       Band 5                                               268,785.070              16.23            4,362,382
       Band 6                                             5,595,026.037              16.10           90,079,919
       Band 7                                             3,547,584.641              16.04           56,903,258
       Band 8                                             3,853,882.256              15.91           61,315,267
       Band 9                                               940,925.635              15.85           14,913,671
       Band 10                                            1,172,778.319              15.79           18,518,170
       Band 11                                            4,087,382.738              15.73           64,294,530
       Band 12                                            1,084,035.433              15.67           16,986,835
       Band 13                                            2,641,635.704              15.61           41,235,933
       Band 14                                            2,833,904.958              15.48           43,868,849
       Band 15                                                1,813.334              15.42               27,962
       Band 16                                               70,604.733              15.30            1,080,252
       Band 17                                              574,261.523              15.24            8,751,746
       Band 18                                               88,957.247              15.18            1,350,371
       Band 19                                              116,568.889              15.06            1,755,527
       Band 20                                              756,862.580              15.54           11,761,644
       Band 21                                              174,581.887              15.36            2,681,578
       Band 24                                                1,339.815              17.28               23,152
       Band 25                                              103,091.450              16.74            1,725,751
                                                         ---------------                         ---------------
                                                         28,437,735.016                          $  450,238,069
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Capital Guardian Small Cap Advisor
     Contracts in accumulation period:
       Band 6                                                50,542.704     $        11.90       $      601,458
       Band 7                                                 6,163.820              11.89               73,288
       Band 10                                               11,917.101              11.87              141,456
       Band 11                                                  791.519              11.86                9,387
       Band 12                                               14,988.280              11.85              177,611
       Band 20                                              109,576.996              11.84            1,297,392
                                                         ---------------                         ---------------
                                                            193,980.420                          $    2,300,592
                                                         ===============                         ===============

     ING Developing World
     Currently payable annuity contracts:
       Band 2                                                 8,697.737     $         8.00       $       69,582
     Contracts in accumulation period:
       Band 1                                                13,676.360               8.09              110,642
       Band 2                                               412,152.143               8.00            3,297,217
       Band 3                                                13,040.590               7.84              102,238
       Band 4                                               174,900.306               7.89            1,379,963
       Band 5                                               147,786.757               7.87            1,163,082
       Band 6                                             2,008,403.007               7.82           15,705,712
       Band 7                                             1,577,302.749               7.80           12,302,961
       Band 8                                             1,291,626.299               7.76           10,023,020
       Band 9                                               443,237.341               7.73            3,426,225
       Band 10                                              352,555.426               7.71            2,718,202
       Band 11                                            1,298,676.743               7.69            9,986,824
       Band 12                                              365,415.488               7.67            2,802,737
       Band 13                                              768,264.480               7.65            5,877,223
       Band 14                                              984,143.672               7.60            7,479,492
       Band 15                                                   87.811               7.58                  666
       Band 16                                               45,611.968               7.54              343,914
       Band 17                                              138,315.121               7.52            1,040,130
       Band 18                                               22,509.553               7.49              168,597
       Band 19                                               37,488.078               7.45              279,286
       Band 20                                              184,727.593               7.62            1,407,624
       Band 21                                               47,175.028               7.56              356,643
       Band 25                                               44,058.665               8.05              354,672
                                                         ---------------                         ---------------
                                                         10,379,852.915                          $   80,396,652
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Developing World Advisor
     Contracts in accumulation period:
       Band 6                                                16,210.243     $        12.16       $      197,117
       Band 7                                                 6,450.957              12.15               78,379
       Band 10                                               15,451.432              12.12              187,271
       Band 11                                                  433.646              12.12                5,256
       Band 12                                               17,680.743              12.11              214,114
       Band 20                                               30,456.864              12.10              368,528
                                                         ---------------                         ---------------
                                                             86,683.885                          $    1,050,665
                                                         ===============                         ===============

     ING Eagle Asset Value Equity
     Currently payable annuity contracts:
       Band 1                                                   157.636     $        17.25       $        2,719
       Band 2                                                   627.152              16.95               10,630
     Contracts in accumulation period:
       Band 1                                                 4,793.846              17.25               82,694
       Band 2                                               220,170.566              16.95            3,731,891
       Band 3                                                 9,919.900              16.43              162,984
       Band 4                                               215,758.228              16.60            3,581,587
       Band 5                                               110,804.741              16.51            1,829,386
       Band 6                                             2,121,405.334              16.38           34,748,619
       Band 7                                             1,210,119.912              16.29           19,712,853
       Band 8                                             1,946,183.151              16.17           31,469,782
       Band 9                                               244,939.859              16.07            3,936,184
       Band 10                                              336,124.854              16.00            5,377,998
       Band 11                                            1,952,805.555              15.93           31,108,192
       Band 12                                              386,320.463              15.86            6,127,043
       Band 13                                              964,941.172              15.79           15,236,421
       Band 14                                              976,133.998              15.65           15,276,497
       Band 15                                               14,779.115              15.58              230,259
       Band 16                                               28,973.366              15.44              447,349
       Band 17                                              203,437.462              15.38            3,128,868
       Band 18                                               22,158.953              15.31              339,254
       Band 19                                               49,989.304              15.17              758,338
       Band 20                                              222,516.295              15.72            3,497,956
       Band 21                                               74,381.776              15.51            1,153,661
       Band 25                                               12,260.268              17.09              209,528
       Band 26                                               14,394.881              17.02              245,001
       Band 27                                                8,412.051              16.58              139,472


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Eagle Asset Value Equity (continued)
       Band 28                                                  562.809     $        16.36       $        9,208
       Band 29                                               16,203.540              16.28              263,794
       Band 30                                               18,110.209              15.86              287,228
       Band 31                                               10,417.106              15.65              163,028
       Band 32                                                7,273.792              15.25              110,925
       Band 33                                                1,577.431              14.98               23,630
       Band 34                                                  542.149              14.78                8,013
                                                         ---------------                         ---------------
                                                         11,404,196.874                          $  183,410,992
                                                         ===============                         ===============

     ING Eagle Asset Value Equity Advisor
     Contracts in accumulation period:
       Band 6                                                13,513.832     $        10.50       $      141,895
       Band 7                                                   452.730              10.49                4,749
       Band 10                                                  185.578              10.47                1,943
       Band 12                                               15,364.516              10.46              160,713
       Band 20                                               42,600.374              10.45              445,174
                                                         ---------------                         ---------------
                                                             72,117.030                          $      754,474
                                                         ===============                         ===============

     ING FMR Diversified Mid-Cap
     Contracts in accumulation period:
       Band 2                                                13,945.244     $         8.50       $      118,535
       Band 3                                                   523.099               8.41                4,399
       Band 4                                                54,374.032               8.44              458,917
       Band 5                                               172,157.378               8.43            1,451,287
       Band 6                                             1,910,477.013               8.40           16,048,007
       Band 7                                             2,727,862.255               8.39           22,886,764
       Band 8                                               476,740.483               8.36            3,985,550
       Band 9                                               228,680.928               8.35            1,909,486
       Band 10                                            1,162,052.038               8.34            9,691,514
       Band 11                                            1,364,655.447               8.33           11,367,580
       Band 12                                            1,103,887.197               8.31            9,173,303
       Band 13                                            1,980,392.946               8.30           16,437,261
       Band 14                                            2,852,366.265               8.27           23,589,069
       Band 16                                              91,589.750                8.24              754,700
       Band 17                                              667,237.063               8.22            5,484,689
       Band 18                                              108,209.470               8.21              888,400


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING FMR Diversified Mid-Cap (continued)
       Band 19                                              207,163.010     $         8.19       $    1,696,665
       Band 20                                              945,638.103               8.29            7,839,340
       Band 21                                              189,078.804               8.25            1,559,900
       Band 25                                               43,775.809               8.53              373,408
                                                         ---------------                         ---------------
                                                         16,300,806.334                          $  135,718,774
                                                         ===============                         ===============

     ING FMR Diversified Mid-Cap Advisor
     Contracts in accumulation period:
       Band 6                                                67,159.696     $        11.00       $      738,757
       Band 7                                                   778.775              10.99                8,559
       Band 10                                               13,745.805              10.97              150,791
       Band 11                                                  912.661              10.96               10,003
       Band 12                                               41,441.327              10.96              454,197
       Band 20                                              117,269.796              10.95            1,284,104
                                                         ---------------                         ---------------
                                                            241,308.060                          $    2,646,411
                                                         ===============                         ===============

     ING Goldman Sachs Internet Tollkeeper
     Contracts in accumulation period:
       Band 2                                                 1,884.374     $         5.77       $       10,873
       Band 3                                                 1,486.247               5.72                8,501
       Band 4                                                12,852.576               5.73               73,645
       Band 5                                                34,485.877               5.73              197,604
       Band 6                                               801,218.627               5.71            4,574,958
       Band 7                                             1,129,323.725               5.70            6,437,145
       Band 8                                               219,757.673               5.69            1,250,421
       Band 9                                                89,595.932               5.68              508,905
       Band 10                                              417,614.918               5.68            2,372,053
       Band 11                                              414,648.848               5.67            2,351,059
       Band 12                                              383,871.655               5.66            2,172,714
       Band 13                                              658,648.824               5.66            3,727,952
       Band 14                                            1,291,421.389               5.64            7,283,617
       Band 15                                                5,317.482               5.63               29,937
       Band 16                                               72,351.944               5.62              406,618
       Band 17                                              224,293.109               5.61            1,258,284


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Goldman Sachs Internet Tollkeeper (continued)
       Band 18                                               42,087.713     $         5.61       $      236,112
       Band 19                                              134,615.446               5.59              752,500
       Band 20                                              501,027.772               5.65            2,830,807
       Band 21                                               50,151.798               5.63              282,355
       Band 25                                               13,225.235               5.78               76,442
                                                         ---------------                         ---------------
                                                          6,499,881.164                          $   36,842,502
                                                         ===============                         ===============

    ING Goldman Sachs Internet Tollkeeper Advisor
    Contracts in accumulation period:
       Band 6                                                25,239.758     $        12.78       $      322,564
       Band 10                                                3,876.500              12.74               49,387
       Band 11                                                  262.718              12.73                3,344
       Band 12                                               26,567.779              12.73              338,208
       Band 20                                               56,559.816              12.71              718,875
                                                         ---------------                         ---------------
                                                            112,506.571                          $    1,432,378
                                                         ===============                         ===============

     ING Hard Assets
     Currently payable annuity contracts:
       Band 2                                                 1,297.101     $        18.31       $       23,750
     Contracts in accumulation period:
       Band 1                                                36,024.246              18.86              679,417
       Band 2                                               189,691.642              18.31            3,473,254
       Band 3                                                10,757.846              17.38              186,971
       Band 4                                                51,681.224              17.67              913,207
       Band 5                                                33,739.107              17.52              591,109
       Band 6                                               633,092.955              17.28           10,939,846
       Band 7                                               581,103.193              17.13            9,954,298
       Band 8                                               518,749.815              16.90            8,766,872
       Band 9                                                68,131.427              16.75            1,141,201
       Band 10                                              185,462.621              16.63            3,084,243
       Band 11                                              959,828.823              16.50           15,837,176
       Band 12                                              163,206.076              16.38            2,673,316
       Band 13                                              335,043.911              16.26            5,447,814
       Band 14                                            1,181,759.514              16.02           18,931,787
       Band 15                                                   43.208              15.90                  687
       Band 16                                               15,563.241              15.66              243,720


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Hard Assets (continued)
       Band 17                                               86,484.352     $        15.55       $    1,344,832
       Band 18                                               16,417.477              15.43              253,322
       Band 19                                               36,680.424              15.20              557,542
       Band 20                                              567,291.216              16.14            9,156,080
       Band 21                                               35,681.754              15.78              563,058
       Band 25                                               58,561.840              18.59            1,088,665
                                                         ---------------                         ---------------
                                                          5,766,293.013                          $   95,852,167
                                                         ===============                         ===============

     ING Hard Assets Advisor
     Contracts in accumulation period:
       Band 6                                                32,859.624     $        12.09       $      397,273
       Band 7                                                    25.541              12.08                  309
       Band 10                                                8,708.641              12.05              104,939
       Band 12                                               23,225.923              12.04              279,640
       Band 20                                               67,978.337              12.03              817,779
                                                         ---------------                         ---------------
                                                            132,798.066                          $    1,599,940
                                                         ===============                         ===============

     ING International
     Contracts in accumulation period:
       Band 1                                                   352.801     $         8.53       $        3,009
       Band 2                                                15,851.747               8.40              133,155
       Band 4                                                 8,847.416               8.25               72,991
       Band 5                                                95,157.102               8.21              781,240
       Band 6                                             4,065,569.366               8.10           32,931,112
       Band 7                                             2,197,169.480               8.12           17,841,016
       Band 8                                             1,598,557.106               8.06           12,884,370
       Band 9                                               600,875.329               8.03            4,825,029
       Band 10                                              394,602.976               8.00            3,156,824
       Band 11                                            3,857,302.603               7.97           30,742,702
       Band 12                                              478,636.709               7.94            3,800,375
       Band 13                                            1,524,068.123               7.91           12,055,379
       Band 14                                            1,949,623.428               7.85           15,304,544
       Band 16                                               16,456.503               7.76              127,702
       Band 17                                              232,350.823               7.73            1,796,072


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING International (continued)
       Band 18                                               52,113.689     $         7.70       $      401,275
       Band 19                                               49,623.640               7.64              379,125
       Band 20                                              357,964.858               7.88            2,820,763
       Band 21                                              156,616.232               7.79            1,220,040
       Band 25                                               49,444.466               8.47              418,795
                                                         ---------------                         ---------------
                                                         17,701,184.397                          $  141,695,518
                                                         ===============                         ===============

     ING International Advisor
     Contracts in accumulation period:
       Band 6                                                49,543.322     $         11.08      $      548,940
       Band 10                                               11,674.214               11.05             129,000
       Band 12                                               85,626.316               11.04             945,315
       Band 20                                              125,408.579               11.02           1,382,003
                                                         ---------------                         ---------------
                                                            272,252.431                          $    3,005,258
                                                         ===============                         ===============

     ING Janus Growth and Income
     Contracts in accumulation period:
       Band 2                                                19,929.203     $          7.79      $       155,248
       Band 3                                                 3,728.499                7.71               28,747
       Band 4                                               124,655.238                7.73              963,585
       Band 5                                               343,653.181                7.72            2,653,003
       Band 6                                             2,753,970.127                7.69           21,178,030
       Band 7                                             4,332,158.774                7.68           33,270,979
       Band 8                                               800,229.447                7.66            6,129,758
       Band 9                                               340,299.298                7.65            2,603,290
       Band 10                                            2,011,787.445                7.64           15,370,056
       Band 11                                            2,230,742.833                7.62           16,998,260
       Band 12                                            2,109,228.250                7.61           16,051,227
       Band 13                                            3,574,410.652                7.60           27,165,521
       Band 14                                            4,091,951.885                7.58           31,016,995
       Band 15                                               30,493.794                7.57              230,838
       Band 16                                              158,874.351                7.54            1,197,913
       Band 17                                              868,568.240                7.53            6,540,319
       Band 18                                              157,138.230                7.52            1,181,679


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Janus Growth and Income (continued)
       Band 19                                              303,885.419     $         7.50       $    2,279,141
       Band 20                                            1,255,462.175               7.59            9,528,958
       Band 21                                              295,312.690               7.55            2,229,611
       Band 25                                               59,216.905               7.81              462,484
       Band 26                                              130,927.765               7.80            1,021,237
       Band 27                                               58,030.174               7.73              448,573
       Band 28                                               13,770.289               7.69              105,894
       Band 29                                              177,671.859               7.68            1,364,520
       Band 30                                               87,605.609               7.61              666,679
       Band 31                                               45,946.453               7.58              348,274
       Band 32                                                7,752.805               7.51               58,224
       Band 33                                               20,892.002               7.46              155,854
       Band 34                                                4,527.721               7.43               33,641
                                                         ---------------                         ---------------
                                                         26,412,821.313                          $  201,438,538
                                                         ===============                         ===============

     ING Janus Growth and Income Advisor
     Contracts in accumulation period:
       Band 6                                               121,647.622     $        10.58       $    1,287,032
       Band 7                                                 1,544.050              10.58               16,336
       Band 10                                               48,712.979              10.56              514,409
       Band 11                                                1,462.381              10.55               15,428
       Band 12                                              141,672.216              10.54            1,493,225
       Band 20                                              199,459.049              10.53            2,100,304
                                                         ---------------                         ---------------
                                                            514,498.297                          $    5,426,734
                                                         ===============                         ===============

     ING Janus Special Equity
     Contracts in accumulation period:
       Band 2                                                15,009.793     $         8.00       $      120,078
       Band 4                                                 6,411.802               7.94               50,910
       Band 5                                                90,775.318               7.92              718,941
       Band 6                                               838,717.863               7.90            6,625,871
       Band 7                                               816,370.770               7.89            6,441,165
       Band 8                                               230,813.422               7.86            1,814,193
       Band 9                                               175,217.494               7.85            1,375,457
       Band 10                                              331,008.310               7.84            2,595,105


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Janus Special Equity (continued)
       Band 11                                              507,165.142     $         7.83       $    3,971,103
       Band 12                                              358,029.086               7.82            2,799,787
       Band 13                                              568,297.306               7.80            4,432,719
       Band 14                                              878,371.254               7.78            6,833,728
       Band 15                                                1,910.811               7.77               14,847
       Band 16                                               12,174.259               7.74               94,229
       Band 17                                              104,779.343               7.73              809,944
       Band 18                                               30,078.999               7.72              232,210
       Band 19                                               61,646.237               7.70              474,676
       Band 20                                              281,160.281               7.79            2,190,239
       Band 21                                               65,486.704               7.76              508,177
       Band 25                                               10,713.988               8.02               85,926
                                                         ---------------                         ---------------
                                                          5,384,138.182                          $   42,189,305
                                                         ===============                         ===============

     ING Janus Special Equity Advisor
     Contracts in accumulation period:
       Band 6                                                 5,961.123     $        12.52       $       74,633
       Band 10                                                  262.503              12.49                3,279
       Band 12                                               15,780.178              12.47              196,779
       Band 20                                               13,630.616              12.46              169,837
                                                         ---------------                         ---------------
                                                             35,634.420                          $      444,528
                                                         ===============                         ===============

     ING Jennison Equity Opportunities
     Currently payable annuity contracts:
       Band 2                                                11,224.919     $        17.78       $      199,579
     Contracts in accumulation period:
       Band 1                                                14,117.436              18.19              256,796
       Band 2                                             1,032,279.704              17.78           18,353,933
       Band 3                                                15,258.416              17.07              260,461
       Band 4                                               239,764.281              17.30            4,147,922
       Band 5                                               177,290.449              17.18            3,045,850
       Band 6                                             2,580,239.132              17.00           43,864,065
       Band 7                                             1,818,573.059              16.88           30,697,513
       Band 8                                             2,587,578.629              16.71           43,238,439
       Band 9                                               627,514.382              16.59           10,410,464


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Jennison Equity Opportunities (continued)
       Band 10                                              447,326.691     $        16.49       $    7,376,417
       Band 11                                            3,112,437.620              16.40           51,043,977
       Band 12                                              592,814.321              16.30            9,662,873
       Band 13                                            1,510,752.234              16.21           24,489,294
       Band 14                                            1,895,113.638              16.02           30,359,720
       Band 16                                               41,204.669              15.75              648,974
       Band 17                                              165,321.100              15.65            2,587,275
       Band 18                                               37,018.933              15.56              576,015
       Band 19                                               53,950.904              15.38              829,765
       Band 20                                              282,994.792              16.12            4,561,876
       Band 21                                               59,372.525              15.84              940,461
       Band 25                                               40,054.788              17.99              720,586
                                                         ---------------                         ---------------
                                                         17,342,202.622                          $  288,272,255
                                                         ===============                         ===============
     ING Jennison Equity Opportunities Advisor
     Contracts in accumulation period:
       Band 6                                                25,694.184     $        11.01       $      282,893
       Band 10                                                2,442.369              10.98               26,817
       Band 11                                                  696.576              10.97                7,641
       Band 12                                               13,270.257              10.97              145,575
       Band 20                                               57,440.048              10.95              628,969
                                                         ---------------                         ---------------
                                                             99,543.434                          $    1,091,895
                                                         ===============                         ===============
     ING JPMorgan Fleming Small Cap Equity
     Contracts in accumulation period:
       Band 2                                                 6,116.121     $         9.21       $       56,329
       Band 4                                                 2,795.939               9.18               25,667
       Band 5                                                56,210.317               9.17              515,449
       Band 6                                               590,238.783               9.16            5,406,587
       Band 7                                               846,344.847               9.15            7,744,055
       Band 8                                                86,569.328               9.14              791,244
       Band 9                                                28,858.970               9.13              263,482
       Band 10                                              374,291.044               9.12            3,413,534
       Band 11                                              404,500.324               9.12            3,689,043


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING JPMorgan Fleming Small Cap Equity (continued)
       Band 12                                              198,056.786     $         9.11       $    1,804,297
       Band 13                                              511,410.778               9.10            4,653,838
       Band 14                                              711,076.528               9.09            6,463,686
       Band 15                                               12,516.686               9.08              113,652
       Band 16                                                9,199.034               9.07               83,435
       Band 17                                              153,726.508               9.06            1,392,762
       Band 18                                               15,430.299               9.06              139,799
       Band 19                                               51,576.603               9.04              466,252
       Band 20                                              212,449.218               9.10            1,933,288
       Band 21                                               68,036.460               9.08              617,771
       Band 25                                               13,979.220               9.22              128,888
       Band 26                                               23,446.979               9.21              215,947
       Band 27                                               18,332.941               9.17              168,113
       Band 28                                                  184.774               9.16                1,693
       Band 29                                               31,751.514               9.15              290,526
       Band 30                                               10,924.608               9.11               99,523
       Band 31                                               37,743.506               9.09              343,088
       Band 32                                                2,135.875               9.05               19,330
       Band 33                                                4,623.441               9.03               41,750
       Band 34                                                3,477.581               9.01               31,333
                                                         ---------------                         ---------------
                                                          4,486,005.012                          $   40,914,361
                                                         ===============                         ===============

     ING JPMorgan Fleming Small Cap Equity Advisor
     Contracts in accumulation period:
       Band 6                                               206,334.661     $        11.05       $    2,280,009
       Band 7                                                   966.269              11.04               10,668
       Band 10                                               49,077.269              11.02              540,832
       Band 12                                               93,691.446              11.01            1,031,543
       Band 20                                              249,397.284              11.00            2,743,370
                                                         ---------------                         ---------------
                                                            599,467.929                          $    6,606,422
                                                         ===============                         ===============

     ING Julius Baer Foreign
     Contracts in accumulation period:
       Band 2                                                   802.475     $         9.24       $        7,415
       Band 4                                                 4,904.197               9.21               45,168
       Band 5                                                21,426.998               9.20              197,128


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Julius Baer Foreign (continued)
       Band 6                                               347,808.887     $         9.19       $    3,196,364
       Band 7                                               331,738.560               9.18            3,045,360
       Band 8                                                79,675.047               9.17              730,620
       Band 9                                                11,052.789               9.16              101,244
       Band 10                                              183,224.944               9.16            1,678,340
       Band 11                                              117,279.457               9.15            1,073,107
       Band 12                                              112,736.950               9.14            1,030,416
       Band 13                                              159,275.160               9.14            1,455,775
       Band 14                                              379,326.085               9.12            3,459,454
       Band 15                                               15,207.782               9.12              138,695
       Band 16                                                3,688.505               9.10               33,565
       Band 17                                               50,642.545               9.10              460,847
       Band 18                                                8,146.924               9.09               74,056
       Band 19                                               25,183.818               9.08              228,669
       Band 20                                               68,818.036               9.13              628,309
       Band 21                                               23,864.645               9.11              217,407
       Band 25                                                4,904.200               9.26               45,413
       Band 26                                               24,281.765               9.25              224,606
       Band 27                                               25,858.165               9.21              238,154
       Band 28                                                  693.697               9.19                6,375
       Band 29                                               22,207.701               9.18              203,867
       Band 30                                               16,743.255               9.14              153,033
       Band 31                                                5,028.423               9.12               45,859
       Band 32                                                7,664.501               9.09               69,670
       Band 33                                                  408.261               9.06                3,699
       Band 34                                                2,031.430               9.04               18,364
                                                         ---------------                         ---------------
                                                          2,054,625.202                          $   18,810,979
                                                         ===============                         ===============

     ING Julius Baer Foreign Advisor
     Contracts in accumulation period:
       Band 6                                                18,415.619     $        10.89       $      200,546
       Band 7                                                 8,942.346              10.88               97,293
       Band 10                                                6,683.516              10.86               72,583
       Band 12                                               36,366.899              10.85              394,581
       Band 20                                               71,909.233              10.84              779,496
                                                         ---------------                         ---------------
                                                            142,317.613                           $   1,544,499
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Limited Maturity Bond
     Currently payable annuity contracts:
       Band 1                                                 1,845.100     $        22.30        $      41,146
       Band 2                                                 4,440.581              21.65               96,139
     Contracts in accumulation period:
       Band 1                                                28,149.880              22.30              627,742
       Band 2                                               740,085.703              21.65           16,022,855
       Band 3                                                14,057.246              20.55              288,876
       Band 4                                               327,592.549              20.91            6,849,960
       Band 5                                               334,748.389              20.69            6,925,944
       Band 6                                             5,825,609.633              20.45          119,133,717
       Band 7                                             4,299,433.878              20.24           87,020,542
       Band 8                                             2,636,990.127              20.00           52,739,803
       Band 9                                               524,098.573              19.79           10,371,911
       Band 10                                            1,072,463.062              19.64           21,063,175
       Band 11                                            3,998,003.257              19.53           78,081,004
       Band 12                                            1,091,172.787              19.35           21,114,193
       Band 13                                            2,963,417.148              19.21           56,927,243
       Band 14                                            3,063,754.180              18.92           57,966,229
       Band 15                                                  957.369              18.81               18,008
       Band 16                                              115,694.111              18.54            2,144,969
       Band 17                                              376,664.335              18.40            6,930,624
       Band 18                                              152,184.274              18.26            2,778,885
       Band 19                                              176,417.212              17.99            3,173,746
       Band 20                                              752,121.287              19.10           14,365,517
       Band 21                                              189,663.896              18.67            3,541,025
       Band 24                                                5,352.888              23.33              124,883
       Band 25                                              110,641.161              21.99            2,432,999
                                                         ---------------                         ---------------
                                                         28,805,558.626                          $  570,781,135
                                                         ===============                         ===============

     ING Liquid Assets
     Currently payable annuity contracts:
       Band 1                                                 2,247.063     $        17.21       $       38,672
       Band 2                                                 1,193.609              16.71               19,945
     Contracts in accumulation period:
       Band 1                                               177,631.822              17.21            3,057,044
       Band 2                                               607,110.736              16.71           10,144,821
       Band 3                                                40,357.972              15.86              640,077
       Band 4                                               604,220.928              16.12            9,740,041


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Liquid Assets (continued)
       Band 5                                               340,826.297     $        15.93       $    5,429,363
       Band 6                                            10,113,688.198              15.77          159,492,863
       Band 7                                            11,441,608.626              15.58          178,260,262
       Band 8                                             4,627,214.055              15.42           71,351,641
       Band 9                                             2,090,934.964              15.24           31,865,849
       Band 10                                            1,937,763.952              15.13           29,318,369
       Band 11                                            7,363,267.276              15.06          110,890,805
       Band 12                                            1,553,393.850              14.90           23,145,568
       Band 13                                            7,592,316.901              14.79          112,290,367
       Band 14                                            6,878,603.985              14.57          100,221,260
       Band 15                                               54,563.028              14.51              791,710
       Band 16                                              413,119.514              14.29            5,903,478
       Band 17                                              725,645.016              14.19           10,296,903
       Band 18                                              145,755.901              14.08            2,052,243
       Band 19                                              354,592.030              13.87            4,918,191
       Band 20                                            1,335,558.179              14.73           19,672,772
       Band 21                                              313,206.161              14.40            4,510,169
       Band 24                                              156,356.525              17.99            2,812,854
       Band 25                                               71,619.947              16.96            1,214,674
       Band 26                                              212,443.032              16.83            3,575,416
       Band 27                                              115,340.980              16.10            1,856,990
       Band 28                                               22,142.239              15.74              348,519
       Band 29                                              707,812.184              15.63           11,063,104
       Band 30                                              218,129.874              14.94            3,258,860
       Band 31                                              299,350.555              14.61            4,373,512
       Band 32                                              206,794.688              13.99            2,893,058
       Band 33                                               48,246.270              13.58              655,184
       Band 34                                               52,893.588              13.28              702,427
       Band 35                                               55,409.190              17.34              960,795
       Band 36                                                1,753.545              16.84               29,530
       Band 39                                                1,668.691               9.99               16,670
                                                         ---------------                         ---------------
                                                         60,884,781.371                          $  927,814,006
                                                         ===============                         ===============

     ING Liquid Assets Advisor
     Contracts in accumulation period:
       Band 6                                               156,221.697      $        9.93       $    1,551,281
       Band 7                                                17,535.037               9.93              174,123


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Liquid Assets Advisor (continued)
       Band 10                                               24,034.681     $         9.91       $      238,184
       Band 12                                              286,349.978               9.90            2,834,865
       Band 20                                              362,670.806               9.88            3,583,188
                                                         ---------------                         ---------------
                                                            846,812.199                          $    8,381,641
                                                         ===============                         ===============

     ING Marisco Growth
     Contracts in accumulation period:
       Band 1                                                12,753.336     $        13.29        $     169,492
       Band 2                                               327,521.752              13.09            4,287,260
       Band 3                                                 8,759.613              12.74              111,597
       Band 4                                               521,599.198              12.84            6,697,334
       Band 5                                               500,621.158              12.79            6,402,945
       Band 6                                            11,824,516.615              12.70          150,171,361
       Band 7                                             6,352,318.980              12.65           80,356,835
       Band 8                                             7,551,140.285              12.55           94,766,811
       Band 9                                             2,206,303.987              12.51           27,600,863
       Band 10                                            1,667,820.910              12.46           20,781,049
       Band 11                                           10,437,557.233              12.41          129,530,085
       Band 12                                            1,578,482.126              12.36           19,510,039
       Band 13                                            5,085,355.921              12.32           62,651,585
       Band 14                                            4,934,806.870              12.22           60,303,340
       Band 15                                                4,458.114              12.18               54,300
       Band 16                                              132,848.319              12.08            1,604,808
       Band 17                                              636,491.421              12.04            7,663,357
       Band 18                                               85,203.498              11.99            1,021,590
       Band 19                                              212,583.546              11.90            2,529,744
       Band 20                                            1,020,361.407              12.27           12,519,834
       Band 21                                              267,445.838              12.13            3,244,118
       Band 24                                                  808.074              13.59               10,982
       Band 25                                              158,528.722              13.19            2,090,994
                                                         ---------------                         ---------------
                                                         55,528,286.923                          $  694,080,323
                                                         ===============                         ===============

     ING Marisco Growth Advisor
     Contracts in accumulation period:
       Band 6                                                85,406.023     $        11.80       $    1,007,791
       Band 7                                                 5,138.458              11.80               60,634
       Band 10                                               27,999.682              11.77              329,556


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Marisco Growth Advisor (continued)
       Band 11                                                1,312.519     $        11.77       $       15,448
       Band 12                                               97,846.195              11.76            1,150,671
       Band 20                                              252,464.489              11.75            2,966,458
                                                         ---------------                         ---------------
                                                            470,167.366                          $    5,530,558
                                                         ===============                         ===============

     ING Mercury Focus Value
     Contracts in accumulation period:
       Band 2                                                    63.224     $         9.65        $         610
       Band 3                                                   400.078               9.60                3,841
       Band 4                                                 5,532.336               9.62               53,221
       Band 5                                                 8,365.071               9.61               80,388
       Band 6                                               242,290.037               9.60            2,325,984
       Band 7                                               332,361.240               9.59            3,187,344
       Band 8                                                62,955.082               9.58              603,110
       Band 9                                                22,614.332               9.57              216,419
       Band 10                                               71,071.120               9.56              679,440
       Band 11                                              156,146.759               9.56            1,492,763
       Band 12                                               90,729.596               9.55              866,468
       Band 13                                              150,724.922               9.54            1,437,916
       Band 14                                              303,331.634               9.53            2,890,750
       Band 16                                                6,419.836               9.51               61,053
       Band 17                                               43,351.250               9.50              411,837
       Band 18                                               75,042.348               9.49              712,152
       Band 19                                               33,263.115               9.48              315,334
       Band 20                                              195,157.872               9.53            1,859,855
       Band 21                                               13,579.926               9.51              129,145
       Band 25                                                3,001.165               9.67               29,021
                                                         ---------------                         ---------------
                                                          1,816,400.943                          $   17,356,651
                                                         ===============                         ===============

     ING Mercury Focus Value Advisor
     Contracts in accumulation period:
       Band 6                                                 7,652.739     $        11.65       $       89,154
       Band 10                                                  994.848              11.62               11,560
       Band 11                                                  291.356              11.62                3,386
       Band 12                                               15,967.338              11.61              185,381
       Band 20                                               18,693.103              11.60              216,840
                                                         ---------------                         ---------------
                                                             43,599.384                          $      506,321
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Mercury Fundamental Growth
     Contracts in accumulation period:
       Band 2                                                 1,263.411     $         9.06       $       11,447
       Band 5                                                10,183.159               9.02               91,852
       Band 6                                               123,585.997               9.01            1,113,510
       Band 7                                               204,674.143               9.00            1,842,067
       Band 8                                                28,894.723               8.99              259,764
       Band 9                                                 2,816.423               8.98               25,291
       Band 10                                              117,199.610               8.98            1,052,452
       Band 11                                               99,495.016               8.97              892,470
       Band 12                                              110,021.348               8.96              985,791
       Band 13                                              100,393.293               8.96              899,524
       Band 14                                              137,005.065               8.94            1,224,825
       Band 16                                                1,085.296               8.92                9,681
       Band 17                                               31,292.633               8.92              279,130
       Band 18                                                2,718.156               8.91               24,219
       Band 19                                                6,371.745               8.90               56,709
       Band 20                                               71,764.712               8.95              642,294
       Band 21                                               20,776.441               8.93              185,534
       Band 25                                                  562.716               9.07                5,104
                                                         ---------------                         ---------------
                                                          1,070,103.887                          $    9,601,664
                                                         ===============                         ===============

     ING Mercury Fundamental Growth Advisor
     Contracts in accumulation period:
       Band 6                                                16,833.519     $        10.67       $      179,614
       Band 10                                                  829.234              10.64                8,823
       Band 12                                               22,670.277              10.63              240,985
       Band 20                                               18,152.373              10.61              192,597
                                                         ---------------                         ---------------
                                                             58,485.403                          $      622,019
                                                         ===============                         ===============

     ING MFS Mid-Cap Growth
     Currently payable annuity contracts:
       Band 2                                                 3,022.607     $        20.74       $       62,689
     Contracts in accumulation period:
       Band 1                                                24,855.978              21.12              524,958
       Band 2                                               598,080.853              20.74           12,404,197


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING MFS Mid-Cap Growth (continued)
       Band 3                                                 9,715.076     $        20.09       $      195,176
       Band 4                                               301,940.511              20.28            6,123,354
       Band 5                                               279,203.585              20.19            5,637,120
       Band 6                                             5,410,953.301              19.98          108,110,847
       Band 7                                             3,659,549.507              19.91           72,861,631
       Band 8                                             3,507,928.016              19.73           69,211,420
       Band 9                                             1,007,865.122              19.64           19,794,471
       Band 10                                            1,077,169.784              19.55           21,058,669
       Band 11                                            4,460,989.091              19.47           86,855,458
       Band 12                                            1,033,558.451              19.38           20,030,363
       Band 13                                            2,492,714.096              19.29           48,084,455
       Band 14                                            3,350,910.911              19.11           64,035,908
       Band 15                                                2,227.014              19.03               42,380
       Band 16                                               83,154.761              18.85            1,567,467
       Band 17                                              447,057.635              18.77            8,391,272
       Band 18                                               83,958.400              18.68            1,568,343
       Band 19                                              147,669.952              18.51            2,733,371
       Band 20                                              728,723.788              19.20           13,991,497
       Band 21                                              140,752.279              18.94            2,665,848
       Band 22                                                2,280.581              20.28               46,250
       Band 23                                               19,219.689              19.98              384,009
       Band 24                                                   52.657              21.71                1,143
       Band 25                                               86,727.623              20.93            1,815,209
                                                         ---------------                         ---------------
                                                         28,960,281.268                          $  568,197,505
                                                         ===============                         ===============

     ING MFS Mid-Cap Growth Advisor
     Contracts in accumulation period:
       Band 6                                               108,027.475     $        12.14       $    1,311,454
       Band 7                                                 6,855.126              12.14               83,221
       Band 8                                                   203.150              12.12                2,462
       Band 10                                               20,400.121              12.11              247,045
       Band 11                                                1,367.500              12.10               16,547
       Band 12                                               87,318.393              12.10            1,056,553
       Band 20                                              261,860.088              12.08            3,163,270
                                                         ---------------                         ---------------
                                                            486,031.853                          $    5,880,552
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING MFS Research
     Contracts in accumulation period:
       Band 1                                                 4,184.417     $        17.78       $       74,399
       Band 2                                               139,860.570              17.46            2,441,966
       Band 3                                                12,265.930              16.91              207,417
       Band 4                                               376,060.174              17.07            6,419,347
       Band 5                                               202,886.731              16.99            3,447,046
       Band 6                                             5,462,809.936              16.85           92,048,347
       Band 7                                             2,761,071.867              16.76           46,275,564
       Band 8                                             4,490,584.930              16.61           74,588,616
       Band 9                                               743,711.822              16.54           12,300,994
       Band 10                                            1,017,979.185              16.46           16,755,937
       Band 11                                            5,439,562.921              16.39           89,154,436
       Band 12                                              926,835.314              16.31           15,116,684
       Band 13                                            2,097,093.878              16.24           34,056,805
       Band 14                                            2,286,277.096              16.09           36,786,198
       Band 15                                               11,519.397              16.02              184,541
       Band 16                                               47,173.688              15.87              748,646
       Band 17                                              345,777.502              15.80            5,463,285
       Band 18                                               57,152.140              15.73              899,003
       Band 19                                              108,264.502              15.58            1,686,761
       Band 20                                              586,969.980              16.16            9,485,435
       Band 21                                              156,280.126              15.94            2,491,105
       Band 22                                                2,446.082              17.07               41,755
       Band 23                                               25,424.986              16.85              428,411
       Band 25                                               75,055.242              17.62            1,322,473
       Band 26                                               16,436.229              17.54              288,291
       Band 27                                                7,522.933              17.07              128,416
       Band 28                                                7,121.488              16.84              119,926
       Band 29                                               47,157.716              16.76              790,363
       Band 30                                               34,156.846              16.31              557,098
       Band 31                                               15,983.656              16.09              257,177
       Band 32                                                3,979.477              15.67               62,358
       Band 33                                                1,329.262              15.38               20,444
       Band 34                                               22,160.163              15.17              336,170
                                                         ---------------                         ---------------
                                                         27,533,096.186                          $  454,985,414
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING MFS Research Advisor
     Contracts in accumulation period:
       Band 6                                                17,587.217     $        10.79       $      189,766
       Band 7                                                 2,018.087              10.79               21,775
       Band 10                                                3,885.533              10.77               41,847
       Band 12                                               34,041.313              10.75              365,944
       Band 20                                               82,054.663              10.74              881,267
                                                         ---------------                         ---------------
                                                            139,586.813                          $    1,500,599
                                                         ===============                         ===============

     ING MFS Total Return
     Contracts in accumulation period:
       Band 1                                                 4,498.202     $        21.91       $       98,556
       Band 2                                               189,444.592              21.51            4,074,953
       Band 3                                                 4,141.631              20.84               86,312
       Band 4                                               536,063.496              21.03           11,273,415
       Band 5                                               495,622.910              20.94           10,378,344
       Band 6                                             9,058,435.584              20.76          188,053,123
       Band 7                                             6,342,841.095              20.66          131,043,097
       Band 8                                             5,544,381.440              20.47          113,493,488
       Band 9                                               913,690.781              20.38           18,621,018
       Band 10                                            2,198,287.029              20.28           44,581,261
       Band 11                                            8,560,707.646              20.19          172,840,687
       Band 12                                            2,569,888.634              20.10           51,654,762
       Band 13                                            4,689,951.127              20.01           93,845,922
       Band 14                                            5,132,365.127              19.82          101,723,477
       Band 15                                               28,171.181              19.73              555,817
       Band 16                                              150,299.265              19.55            2,938,351
       Band 17                                              954,589.550              19.47           18,585,859
       Band 18                                              194,122.210              19.38            3,762,088
       Band 19                                              317,522.096              19.20            6,096,424
       Band 20                                            1,492,071.701              19.92           29,722,068
       Band 21                                              486,532.569              19.64            9,555,500
       Band 22                                                3,046.447              21.03               64,067


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING MFS Total Return (continued)
       Band 23                                               28,799.554     $        20.76       $      597,879
       Band 24                                                  243.729              22.51                5,486
       Band 25                                              121,020.923              21.71            2,627,364
       Band 26                                              169,397.713              21.61            3,660,685
       Band 27                                               90,898.263              21.03            1,911,590
       Band 28                                               15,815.037              20.75              328,162
       Band 29                                              248,745.917              20.65            5,136,603
       Band 30                                              212,783.548              20.09            4,274,821
       Band 31                                               63,264.310              19.82            1,253,899
       Band 32                                               44,378.970              19.30              856,514
       Band 33                                               18,700.754              18.95              354,379
       Band 34                                               29,149.790              18.70              545,101
       Band 35                                               67,144.763              22.01            1,477,856
       Band 36                                                  231.279              21.61                4,998
       Band 37                                                2,923.246              21.32               62,324
       Band 38                                                1,737.257              10.23               17,772
                                                         ---------------                         ---------------
                                                         50,981,909.366                          $1,036,164,022
                                                         ===============                         ===============

     ING MFS Total Return Advisor
     Contracts in accumulation period:
       Band 6                                               240,234.773     $        10.81       $    2,596,938
       Band 7                                                81,138.645              10.81              877,109
       Band 10                                               65,998.310              10.78              711,462
       Band 11                                                5,360.748              10.78               57,789
       Band 12                                              218,694.628              10.77            2,355,341
       Band 20                                              465,411.689              10.76            5,007,830
                                                         ---------------                         ---------------
                                                          1,076,838.793                          $   11,606,469
                                                         ===============                         ===============

     ING PIMCO Core Bond
     Contracts in accumulation period:
       Band 1                                                   356.113     $        13.85       $        4,932
       Band 2                                               102,762.627              13.60            1,397,572
       Band 3                                                 1,887.372              13.17               24,857
       Band 4                                               174,335.222              13.30            2,318,658
       Band 5                                               377,918.112              13.24            5,003,636


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING PIMCO Core Bond (continued)
       Band 6                                             5,217,754.247     $        13.12       $   68,456,936
       Band 7                                             5,814,186.666              13.06           75,933,278
       Band 8                                             1,992,296.232              12.94           25,780,313
       Band 9                                               640,910.958              12.88            8,254,933
       Band 10                                            2,418,620.120              12.82           31,006,710
       Band 11                                            4,552,852.299              12.76           58,094,395
       Band 12                                            1,983,777.271              12.70           25,193,971
       Band 13                                            4,219,184.947              12.65           53,372,690
       Band 14                                            6,247,436.664              12.53           78,280,381
       Band 15                                               74,901.270              12.47              934,019
       Band 16                                              158,819.607              12.36            1,963,010
       Band 17                                            1,145,673.809              12.30           14,091,788
       Band 18                                              283,759.577              12.25            3,476,055
       Band 19                                              415,260.440              12.14            5,041,262
       Band 20                                            1,855,600.654              12.59           23,362,012
       Band 21                                              680,383.333              12.42            8,450,361
       Band 25                                               86,373.321              13.73            1,185,906
       Band 26                                              312,570.467              13.66            4,269,713
       Band 27                                              172,015.431              13.29            2,286,085
       Band 28                                               67,976.895              13.11              891,177
       Band 29                                              498,598.037              13.05            6,506,704
       Band 30                                              414,074.239              12.70            5,258,743
       Band 31                                              128,069.380              12.53            1,604,709
       Band 32                                               74,819.723              12.20              912,801
       Band 33                                               45,273.606              11.98              542,378
       Band 34                                               51,384.948              11.82              607,370
       Band 35                                               22,781.531              13.91              316,891
       Band 36                                                4,798.957              13.66               65,554
       Band 39                                                3,204.333              10.26               32,876
                                                         ---------------                         ---------------
                                                         40,240,618.408                          $  514,922,676
                                                         ===============                         ===============

     ING PIMCO Core Bond Advisor
     Contracts in accumulation period:
       Band 6                                               234,669.475     $        10.58       $    2,482,803
       Band 7                                                52,423.008              10.58              554,635


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING PIMCO Core Bond Advisor (continued)
       Band 10                                               51,809.872     $         10.55      $      546,594
       Band 11                                                1,888.854               10.55              19,927
       Band 12                                              393,726.363               10.54           4,149,876
       Band 20                                              537,681.288               10.53           5,661,784
                                                         ---------------                         ---------------
                                                          1,272,198.860                          $   13,415,619
                                                         ===============                         ===============

     ING Salomon Brothers All Cap
     Contracts in accumulation period:
       Band 2                                                53,903.976     $         10.48      $      564,914
       Band 3                                                 3,115.839               10.35              32,249
       Band 4                                               153,664.783               10.39           1,596,577
       Band 5                                               413,518.279               10.37           4,288,185
       Band 6                                             4,297,387.686               10.33          44,392,015
       Band 7                                             5,443,579.943               10.31          56,123,309
       Band 8                                             1,655,990.866               10.27          17,007,026
       Band 9                                               916,699.696               10.25           9,396,172
       Band 10                                            2,031,717.232               10.23          20,784,467
       Band 11                                            3,750,770.420               10.21          38,295,366
       Band 12                                            1,700,836.983               10.19          17,331,529
       Band 13                                            3,825,922.837               10.18          38,947,894
       Band 14                                            6,491,546.809               10.14          65,824,285
       Band 15                                                5,137.157               10.12              51,988
       Band 16                                              187,560.900               10.08           1,890,614
       Band 17                                            1,285,130.726               10.06          12,928,415
       Band 18                                              153,803.896               10.04           1,544,191
       Band 19                                              427,055.239               10.01           4,274,823
       Band 20                                            1,157,681.418               10.16          11,762,043
       Band 21                                              365,262.078               10.10           3,689,147
       Band 25                                               81,973.549               10.52             862,362
       Band 30                                                  176.527                9.83               1,735
       Band 31                                                1,942.457                9.83              19,094
                                                         ---------------                         ---------------
                                                         34,404,379.296                          $  351,608,400
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Salomon Brothers All Cap Advisor
     Contracts in accumulation period:
       Band 6                                                58,143.884     $        11.51       $      669,236
       Band 7                                                 1,801.919              11.51               20,740
       Band 10                                               30,182.493              11.48              346,495
       Band 11                                                2,126.107              11.48               24,408
       Band 12                                               77,632.288              11.47              890,442
       Band 20                                              146,821.251              11.46            1,682,572
                                                         ---------------                         ---------------
                                                            316,707.942                          $    3,633,893
                                                         ===============                         ===============

     ING Salomon Brothers Investors
     Contracts in accumulation period:
       Band 2                                                 6,730.549     $         9.40       $       63,267
       Band 3                                                   484.124               9.28                4,493
       Band 4                                                40,966.075               9.31              381,394
       Band 5                                               216,015.106               9.30            2,008,940
       Band 6                                             1,462,538.132               9.26           13,543,103
       Band 7                                             2,001,121.219               9.24           18,490,360
       Band 8                                               556,515.018               9.21            5,125,503
       Band 9                                               316,145.980               9.19            2,905,382
       Band 10                                            1,069,813.673               9.18            9,820,890
       Band 11                                            1,335,828.516               9.16           12,236,189
       Band 12                                              638,092.439               9.14            5,832,165
       Band 13                                            1,265,020.963               9.12           11,536,991
       Band 14                                            2,298,381.420               9.09           20,892,287
       Band 15                                                2,450.947               9.07               22,230
       Band 16                                               54,691.171               9.04              494,408
       Band 17                                              426,633.690               9.02            3,848,236
       Band 18                                               44,795.691               9.01              403,609
       Band 19                                              221,511.562               8.97            1,986,959
       Band 20                                              485,621.702               9.11            4,424,014
       Band 21                                              172,848.300               9.06            1,566,006
       Band 25                                               60,579.939               9.43              571,269
                                                         ---------------                         ---------------
                                                         12,676,786.216                          $  116,157,695
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Salomon Brothers Investors Advisor
     Contracts in accumulation period:
       Band 6                                                 9,701.827     $        11.19       $      108,563
       Band 7                                                   675.241              11.19                7,556
       Band 10                                               11,001.413              11.16              122,776
       Band 12                                                8,196.003              11.15               91,385
       Band 20                                               42,121.849              11.14              469,237
                                                         ---------------                         ---------------
                                                             71,696.333                          $      799,517
                                                         ===============                         ===============

     ING T. Rowe Price Capital Appreciation
     Currently payable annuity contracts:
       Band 1                                                   339.639     $        33.63       $       11,422
       Band 2                                                15,773.281              32.65              514,998
     Contracts in accumulation period:
       Band 1                                                40,044.500              33.63            1,346,697
       Band 2                                               991,088.413              32.65           32,359,036
       Band 3                                                20,241.466              30.99              627,283
       Band 4                                               393,367.478              31.50           12,391,076
       Band 5                                               329,192.777              31.23           10,280,690
       Band 6                                             5,831,682.748              30.81          179,674,145
       Band 7                                             5,304,196.986              30.54          161,990,176
       Band 8                                             3,780,823.940              30.14          113,954,034
       Band 9                                               658,130.809              29.87           19,658,367
       Band 10                                            1,691,253.823              29.65           50,145,676
       Band 11                                            5,198,973.564              29.43          153,005,792
       Band 12                                            1,961,924.834              29.21           57,307,824
       Band 13                                            4,221,994.487              28.99          122,395,620
       Band 14                                            4,781,606.518              28.56          136,562,682
       Band 15                                               11,754.018              28.35              333,226
       Band 16                                              151,335.963              27.93            4,226,813
       Band 17                                              711,562.292              27.72           19,724,507
       Band 18                                              233,859.891              27.51            6,433,486
       Band 19                                              269,799.267              27.10            7,311,560
       Band 20                                            1,721,398.149              28.78           49,541,839
       Band 21                                              346,357.275              28.14            9,746,494
       Band 25                                               94,464.954              33.14            3,130,569
                                                         ---------------                         ---------------
                                                         38,761,167.072                          $ 1,152,674,012
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING T. Rowe Price Capital Appreciation Advisor
     Contracts in accumulation period:
       Band 6                                                54,320.789     $        11.01       $    1,699,072
       Band 7                                                 3,341.553              11.00               36,757
       Band 10                                               54,940.814              10.98              603,250
       Band 11                                                2,346.123              10.98               25,760
       Band 12                                              425,041.375              10.97            4,662,704
       Band 20                                              528,050.002              10.96            5,787,428
                                                         ---------------                         ---------------
                                                          1,168,040.656                          $   12,814,971
                                                         ===============                         ===============

     ING T. Rowe Price Equity Income
     Currently payable annuity contracts:
       Band 1                                                 1,143.309     $        24.50       $       28,011
       Band 2                                                21,353.872              23.78              507,795
     Contracts in accumulation period:
       Band 1                                               106,794.214     $        24.50       $    2,616,458
       Band 2                                             1,835,224.648              23.78           43,641,642
       Band 3                                                29,022.048              22.58              655,318
       Band 4                                               206,839.926              22.95            4,746,976
       Band 5                                               243,597.918              22.75            5,541,853
       Band 6                                             3,124,477.528              22.45           70,144,521
       Band 7                                             2,914,223.375              22.25           64,841,470
       Band 8                                             2,139,700.119              21.95           46,966,418
       Band 9                                               373,463.725              21.76            8,126,571
       Band 10                                            1,235,307.976              21.60           26,682,652
       Band 11                                            3,304,785.745              21.44           70,854,606
       Band 12                                            1,169,276.767              21.28           24,882,210
       Band 13                                            2,194,520.081              21.12           46,348,264
       Band 14                                            2,908,311.365              20.81           60,521,960
       Band 15                                                  197.990              20.65                4,088
       Band 16                                               83,643.219              20.35            1,702,140
       Band 17                                              688,901.022              20.19           13,908,912
       Band 18                                              127,684.773              20.04            2,558,803
       Band 19                                              156,124.429              19.74            3,081,896


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING T. Rowe Price Equity Income (continued)
       Band 20                                              900,407.360     $        20.96       $   18,872,538
       Band 21                                              261,230.997              20.50            5,355,235
       Band 24                                                  875.356              25.61               22,418
       Band 25                                               65,916.779              24.14            1,591,231
                                                         ---------------                         ---------------
                                                         24,093,024.541                          $  524,203,986
                                                         ===============                         ===============

     ING T. Rowe Price Equity Income Advisor
     Contracts in accumulation period:
       Band 6                                               131,774.532     $        10.77       $    1,419,212
       Band 10                                               68,183.906              10.75              732,977
       Band 11                                                1,731.203              10.74               18,593
       Band 12                                              161,897.581              10.73            1,737,161
       Band 20                                              307,066.008              10.72            3,291,748
                                                         ---------------                         ---------------
                                                            670,653.230                          $    7,199,691
                                                         ===============                         ===============

     ING UBS U.S. Balanced
     Contracts in accumulation period:
       Band 2                                                16,606.854     $         7.96       $      132,191
       Band 4                                                24,497.414               7.90              193,530
       Band 5                                                74,030.961               7.89              584,104
       Band 6                                               752,663.077               7.86            5,915,932
       Band 7                                             1,292,704.182               7.85           10,147,728
       Band 8                                               195,852.089               7.83            1,533,522
       Band 9                                               184,411.824               7.82            1,442,100
       Band 10                                              390,002.935               7.80            3,042,023
       Band 11                                              619,002.102               7.79            4,822,026
       Band 12                                              474,799.888               7.78            3,693,943
       Band 13                                            1,010,009.813               7.77            7,847,776
       Band 14                                            1,433,689.547               7.74           11,096,757
       Band 16                                               34,821.373               7.71              268,473
       Band 17                                              243,014.587               7.70            1,871,212
       Band 18                                               38,701.818               7.69              297,617
       Band 19                                               80,115.586               7.66              613,685


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING UBS U.S. Balanced (continued)
       Band 20                                              248,344.409     $         7.76       $    1,927,153
       Band 21                                              108,550.019               7.72              838,006
       Band 25                                               21,041.507               7.98              167,911
                                                         ---------------                         ---------------
                                                          7,242,859.985                          $   56,435,689
                                                         ===============                         ===============

     ING UBS U.S. Balanced Advisor
     Contracts in accumulation period:
       Band 6                                                16,785.583     $        10.57       $      177,424
       Band 10                                                  518.813              10.56                5,479
       Band 12                                                5,222.472              10.56               55,149
       Band 20                                                7,558.186              10.55               79,739
                                                         ---------------                         ---------------
                                                             30,085.054                          $      317,791
                                                         ===============                         ===============

     ING Van Kampen Equity Growth
     Contracts in accumulation period:
       Band 2                                                 8,287.096     $         8.76       $       72,595
       Band 4                                                 3,927.341               8.73               34,286
       Band 5                                                26,384.853               8.72              230,076
       Band 6                                               273,749.840               8.71            2,384,361
       Band 7                                               474,267.195               8.70            4,126,125
       Band 8                                               119,307.406               8.69            1,036,781
       Band 9                                                30,421.940               8.69              264,367
       Band 10                                              110,862.979               8.68              962,291
       Band 11                                              221,452.774               8.67            1,919,996
       Band 12                                              184,736.231               8.67            1,601,663
       Band 13                                              243,271.651               8.66            2,106,732
       Band 14                                              361,923.534               8.65            3,130,639
       Band 16                                                3,577.784               8.63               30,876
       Band 17                                               68,745.384               8.62              592,585
       Band 18                                               10,575.215               8.62               91,158
       Band 19                                               28,301.171               8.60              243,390
       Band 20                                              135,120.215               8.65            1,168,790
       Band 21                                               53,797.609               8.64              464,811
       Band 25                                                2,088.398               8.77               18,315
                                                         ---------------                         ---------------
                                                          2,360,798.616                          $   20,479,837
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Van Kampen Equity Growth Advisor
     Contracts in accumulation period:
       Band 6                                                65,742.777     $        10.73       $      705,420
       Band 10                                               40,294.427              10.71              431,553
       Band 11                                                2,424.807              10.70               25,945
       Band 12                                               58,139.186              10.69              621,508
       Band 20                                              236,554.303              10.68            2,526,400
                                                         ---------------                         ---------------
                                                            403,155.500                          $    4,310,826
                                                         ===============                         ===============

     ING Van Kampen Global Franchise
     Contracts in accumulation period:
       Band 1                                                   312.947     $         9.65       $        3,020
       Band 2                                                 1,343.991               9.62               12,929
       Band 4                                                 7,523.808               9.59               72,153
       Band 5                                                53,646.848               9.58              513,937
       Band 6                                               623,339.263               9.57            5,965,357
       Band 7                                               710,018.571               9.56            6,787,778
       Band 8                                               184,985.441               9.55            1,766,611
       Band 9                                                40,210.361               9.54              383,607
       Band 10                                              328,558.999               9.53            3,131,167
       Band 11                                              359,206.646               9.53            3,423,239
       Band 12                                              172,069.840               9.52            1,638,105
       Band 13                                              388,293.756               9.51            3,692,674
       Band 14                                              747,902.235               9.50            7,105,071
       Band 16                                               13,751.319               9.48              130,363
       Band 17                                              140,883.946               9.47            1,334,171
       Band 18                                               15,172.252               9.46              143,530
       Band 19                                               90,572.694               9.45              855,912
       Band 20                                              294,293.808               9.51            2,798,734
       Band 21                                               67,164.961               9.48              636,724
       Band 25                                               10,204.560               9.64               98,372
                                                         ---------------                         ---------------
                                                          4,249,456.246                          $   40,493,454
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Van Kampen Global Franchise Advisor
     Contracts in accumulation period:
       Band 6                                               253,139.020     $        10.28       $    2,602,269
       Band 7                                                 4,077.726              10.28               41,919
       Band 8                                                   246.391              10.27                2,530
       Band 10                                               68,843.084              10.26              706,330
       Band 11                                                1,769.381              10.25               18,136
       Band 12                                              212,187.682              10.25            2,174,924
       Band 20                                              401,020.902              10.24            4,106,454
                                                         ---------------                         ---------------
                                                            941,284.186                          $    9,652,562
                                                         ===============                         ===============

     ING Van Kampen Growth and Income
     Currently payable annuity contracts:
       Band 1                                                   347.162     $        21.56       $        7,485
       Band 2                                                 5,203.704              21.13              109,954
     Contracts in accumulation period:
       Band 1                                                11,051.538              21.56              238,271
       Band 2                                             1,016,034.458              21.13           21,468,808
       Band 3                                                38,672.252              20.39              788,527
       Band 4                                               690,104.159              20.63           14,236,849
       Band 5                                               261,286.871              20.50            5,356,381
       Band 6                                             5,751,754.187              20.32          116,875,645
       Band 7                                             2,414,847.455              20.19           48,755,770
       Band 8                                             6,322,638.582              20.02          126,579,224
       Band 9                                               470,109.625              19.89            9,350,480
       Band 10                                              960,026.244              19.79           18,998,919
       Band 11                                            6,696,510.138              19.69          131,854,285
       Band 12                                              789,238.555              19.59           15,461,183
       Band 13                                            1,906,953.965              19.49           37,166,533
       Band 14                                            2,292,878.779              19.29           44,229,632
       Band 15                                                  838.302              19.19               16,087
       Band 16                                               47,174.272              19.00              896,311
       Band 17                                              353,336.027              18.90            6,678,051
       Band 18                                               84,081.406              18.81            1,581,571
       Band 19                                               97,177.376              18.62            1,809,443


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Van Kampen Growth and Income (continued)
       Band 20                                              513,247.736     $        19.39       $    9,951,874
       Band 21                                              204,129.884              19.10            3,898,881
       Band 24                                                   48.633              22.22                1,081
       Band 25                                               52,531.434              21.35            1,121,546
                                                         ---------------                         ---------------
                                                         30,980,222.744                          $  617,432,791
                                                         ===============                         ===============

     ING Van Kampen Growth and Income Advisor
     Contracts in accumulation period:
       Band 6                                               320,677.417     $        10.92       $    3,501,797
       Band 7                                                10,903.467              10.92              119,066
       Band 10                                               60,768.791              10.89              661,772
       Band 11                                                1,868.536              10.89               20,348
       Band 12                                              311,281.332              10.88            3,386,741
       Band 20                                              719,952.386              10.87            7,825,882
                                                         ---------------                         ---------------
                                                          1,425,451.929                          $   15,515,606
                                                         ===============                         ===============

     ING Van Kampen Real Estate
     Currently payable annuity contracts:
       Band 2                                                 2,299.980     $        37.36       $       85,927
      Contracts in accumulation period:
       Band 1                                                11,632.465              38.48              447,617
       Band 2                                               254,493.095              37.36            9,507,862
       Band 3                                                 3,510.658              35.46              124,488
       Band 4                                                89,574.559              36.05            3,229,163
       Band 5                                                78,618.018              35.74            2,809,808
       Band 6                                             1,314,857.144              35.26           46,361,863
       Band 7                                             1,302,782.749              34.95           45,532,257
       Band 8                                               751,956.275              34.48           25,927,452
       Band 9                                               160,253.652              34.18            5,477,470
       Band 10                                              323,492.583              33.92           10,972,868
       Band 11                                              993,132.015              33.67           33,438,755
       Band 12                                              370,862.163              33.42           12,394,213
       Band 13                                              826,918.072              33.17           27,428,872
       Band 14                                            1,071,373.529              32.68           35,012,487
       Band 15                                                  681.022              32.44               22,092
       Band 16                                               34,061.118              31.96            1,088,593
       Band 17                                              121,221.030              31.72            3,845,131
       Band 18                                               29,883.506              31.48              940,733


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Van Kampen Real Estate (continued)
       Band 19                                               71,047.992     $        31.01       $    2,203,198
       Band 20                                              359,746.361              32.93           11,846,448
       Band 21                                               48,364.321              32.20            1,557,331
       Band 24                                                   73.330              40.23                2,950
       Band 25                                               15,119.115              37.92              573,317
                                                         ---------------                         ---------------
                                                          8,235,954.752                          $  280,830,895
                                                         ===============                         ===============

     ING Van Kampen Real Estate Advisor
     Contracts in accumulation period:
       Band 6                                                74,823.020     $        12.07       $      903,114
       Band 7                                                11,652.281              12.06              140,527
       Band 10                                               16,095.677              12.03              193,631
       Band 12                                               72,794.647              12.02              874,992
       Band 20                                              186,473.565              12.01            2,239,548
                                                         ---------------                         ---------------
                                                            361,839.190                          $    4,351,812
                                                         ===============                         ===============

     ING Alger Aggressive Growth
     Contracts in accumulation period:
       Band 35                                               35,076.615     $         8.73       $      306,219
       Band 36                                                1,720.680               8.70               14,970
       Band 38                                                1,938.324              10.67               20,682
                                                         ---------------                         ---------------
                                                             38,735.619                          $      341,871
                                                         ===============                         ===============

     ING Alger Growth
     Contracts in accumulation period:
       Band 35                                               12,627.636     $         7.82       $       98,748
       Band 38                                                1,579.140              10.45               16,502
                                                         ---------------                         ---------------
                                                             14,206.776                          $      115,250
                                                         ===============                         ===============

     ING American Century Small Cap Value
     Contracts in accumulation period:
       Band 35                                               11,454.494     $         9.55       $      109,390
       Band 36                                                  873.064               9.52                8,312
       Band 39                                                  494.749              10.36                5,126
                                                         ---------------                         ---------------
                                                             12,822.307                          $      122,828
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Baron Small Cap Growth
     Contracts in accumulation period:
       Band 35                                               35,036.053     $        10.47       $      366,827
       Band 36                                               12,493.227              10.44              130,429
       Band 37                                                  500.686              10.42                5,217
       Band 39                                                1,813.036              10.43               18,910
                                                         ---------------                         ---------------
                                                             49,843.002                          $      521,383
                                                         ===============                         ===============

     ING JPMorgan Fleming International
     Contracts in accumulation period:
       Band 5                                                   978.538     $        10.25       $       10,030
       Band 6                                                 8,986.588              10.25               92,113
       Band 7                                                 4,118.670              10.25               42,216
       Band 8                                                 1,968.967              10.25               20,182
       Band 9                                                   601.829              10.25                6,169
       Band 10                                               11,719.901              10.25              120,129
       Band 11                                                3,892.502              10.25               39,898
       Band 12                                                5,786.668              10.25               59,313
       Band 13                                               84,036.032              10.25              861,369
       Band 14                                               34,661.447              10.25              355,280
       Band 15                                                1,309.564              10.25               13,423
       Band 17                                                2,757.482              10.24               28,237
       Band 18                                                  697.659              10.24                7,144
       Band 19                                                8,538.207              10.24               87,431
       Band 20                                                9,185.191              10.25               94,148
       Band 21                                                4,607.554              10.24               47,181
       Band 26                                                  659.099              10.25                6,756
       Band 27                                                   22.823              10.25                  234
       Band 29                                                  289.621              10.25                2,969
       Band 35                                               21,115.123               9.01              190,247
       Band 36                                                  740.755               8.98                6,652
       Band 38                                                  789.607              10.55                8,330
                                                         ---------------                         ---------------
                                                             207,463.827                         $    2,099,451
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING JPMorgan Mid Cap Value
     Contracts in accumulation period:
       Band 9                                                 5,075.746     $        10.57       $       53,651
       Band 13                                                  575.654              10.54                6,067
       Band 15                                               16,758.376              10.51              176,131
       Band 26                                               34,265.581              10.66              365,271
       Band 27                                                8,418.741              10.62               89,407
       Band 28                                                3,265.250              10.60               34,612
       Band 29                                               59,847.857              10.59              633,789
       Band 30                                               28,653.961              10.54              302,013
       Band 31                                               67,900.116              10.52              714,309
       Band 32                                                6,645.438              10.48               69,644
       Band 33                                                7,852.459              10.45               82,058
       Band 34                                               19,365.410              10.42              201,788
       Band 35                                                8,473.467              10.69               90,581
       Band 36                                                1,438.732              10.66               15,337
                                                         ---------------                         ---------------
                                                            268,536.788                          $    2,834,658
                                                         ===============                         ===============

     ING MFS(R) Capital Opportunities (Initial Class)
     Contracts in accumulation period:
       Band 9                                                12,442.079     $         7.01       $       87,219
       Band 13                                                6,101.487               6.98               42,588
       Band 15                                               23,765.748               6.95              165,172
       Band 26                                               25,371.809               7.11              180,394
       Band 27                                               22,945.610               7.06              161,996
       Band 28                                               16,331.519               7.04              114,974
       Band 29                                               67,694.550               7.03              475,893
       Band 30                                               37,970.416               6.98              265,034
       Band 31                                               37,003.674               6.96              257,546
       Band 32                                               11,411.253               6.91               78,852
       Band 33                                                1,214.920               6.88                8,359
       Band 34                                                4,468.816               6.86               30,656
                                                         ---------------                         ---------------
                                                            266,721.881                          $    1,868,683
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING MFS(R) Capital Opportunities (Service Class)
     Contracts in accumulation period:
       Band 35                                               35,858.550     $         7.89       $      282,924
                                                         ---------------                         ---------------
                                                             35,858.550                          $      282,924
                                                         ===============                         ===============

     ING MFS(R) Global Growth
     Contracts in accumulation period:
       Band 9                                                 1,799.948     $         9.54       $       17,172
       Band 13                                                1,041.328               9.51                9,903
       Band 15                                                    1.759               9.49                   17
       Band 26                                               12,865.929               9.63              123,899
       Band 27                                                4,027.812               9.59               38,627
       Band 28                                                1,151.193               9.57               11,017
       Band 29                                               12,976.263               9.56              124,053
       Band 30                                                9,148.524               9.52               87,094
       Band 31                                                4,731.304               9.50               44,947
       Band 32                                                3,130.453               9.46               29,614
       Band 33                                                3,018.908               9.43               28,468
       Band 34                                                1,074.687               9.41               10,113
       Band 35                                                3,127.420               9.66               30,211
       Band 36                                                1,356.723               9.63               13,065
                                                         ---------------                         ---------------
                                                             59,452.251                          $      568,200
                                                         ===============                         ===============

     ING MFS Research Equity
     Contracts in accumulation period:
       Band 35                                                7,241.889     $         8.23       $       59,601
       Band 37                                                2,041.391               8.18               16,699
       Band 40                                                  730.531              10.19                7,444
                                                         ---------------                         ---------------
                                                             10,013.811                          $       83,744
                                                         ===============                         ===============

     ING OpCap Balanced Value
     Contracts in accumulation period:
       Band 35                                               34,704.124     $         9.28       $      322,054
                                                         ---------------                         ---------------
                                                             34,704.124                          $      322,054
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING PIMCO Total Return
     Contracts in accumulation period:
       Band 35                                              125,388.140     $        11.11       $    1,393,029
       Band 36                                                1,664.912              11.08               18,447
       Band 37                                                1,150.475              11.05               12,713
       Band 39                                                2,470.481              10.23               25,273
                                                         ---------------                         ---------------
                                                            130,671.008                          $    1,449,462
                                                         ===============                         ===============

     ING Salomon Brothers Aggressive Growth
     Contracts in accumulation period:
       Band 2                                                   678.429     $         9.84       $        6,676
       Band 5                                                 3,594.310               9.83               35,332
       Band 6                                                21,638.591               9.83              212,707
       Band 7                                                77,557.393               9.83              762,389
       Band 8                                                   868.851               9.83                8,541
       Band 9                                                   827.332               9.83                8,133
       Band 10                                               15,612.608               9.83              153,472
       Band 11                                               11,385.476               9.83              111,919
       Band 12                                               10,979.497               9.83              107,928
       Band 13                                                3,229.240               9.83               31,743
       Band 14                                               54,619.018               9.83              536,905
       Band 15                                                1,539.247               9.83               15,131
       Band 17                                               22,244.664               9.83              218,665
       Band 18                                                1,936.372               9.83               19,035
       Band 19                                                2,756.740               9.82               27,071
       Band 20                                               11,491.019               9.83              112,957
       Band 21                                                  162.772               9.83                1,600
       Band 29                                               10,647.129               9.83              104,661
       Band 31                                                  106.597               9.83                1,048
                                                         ---------------                         ---------------
                                                            251,875.285                          $    2,475,913
                                                         ===============                         ===============

     ING Salomon Brothers Fundamental Value
     Contracts in accumulation period:
       Band 35                                               43,515.971     $         9.14       $      397,736
       Band 36                                                  128.548               9.11                1,171
       Band 38                                                2,756.216              10.48               28,885
                                                         ---------------                         ---------------
                                                             46,400.735                          $      427,792
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Salomon Brothers Investors Value
     Contracts in accumulation period:
       Band 35                                               32,254.542     $         8.76       $      282,550
       Band 37                                                1,116.346               8.71                9,723
                                                         ---------------                         ---------------
                                                             33,370.888                          $      292,273
                                                         ===============                         ===============

     ING T. Rowe Price Growth Equity
     Contracts in accumulation period:
       Band 35                                              161,515.375     $         8.75       $    1,413,260
       Band 36                                               18,613.107               8.72              162,306
       Band 37                                                1,597.478               8.69               13,882
       Band 38                                               10,230.089              10.34              105,779
       Band 39                                                  502.797              10.33                5,194
                                                         ---------------                         ---------------
                                                            192,458.846                          $    1,700,421
                                                         ===============                         ===============

     ING UBS Tactical Asset Allocation
     Contracts in accumulation period:
       Band 35                                                5,456.890     $         8.52       $       46,493
                                                         ---------------                         ---------------
                                                              5,456.890                                  46,493
                                                         ===============                         ===============

     ING Van Kampen Comstock
     Contracts in accumulation period:
       Band 6                                               422,385.198     $         9.54       $    4,029,555
       Band 7                                                24,074.085               9.54              229,667
       Band 9                                                10,750.766               9.51              102,240
       Band 10                                               93,657.448               9.51              890,682
       Band 11                                                3,598.687               9.50               34,188
       Band 12                                              395,669.821               9.49            3,754,907
       Band 13                                                8,599.969               9.49               81,614
       Band 15                                               23,516.695               9.47              222,703
       Band 20                                            1,121,196.422               9.48           10,628,942
       Band 26                                               49,737.311               9.60              477,478
       Band 27                                               40,714.518               9.56              389,231
       Band 28                                                4,728.207               9.54               45,107
       Band 29                                               89,855.351               9.53              856,321
       Band 30                                               45,374.674               9.49              430,606


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Van Kampen Comstock (continued)
       Band 31                                               41,963.611     $         9.47       $      397,395
       Band 32                                               24,324.280               9.43              229,378
       Band 33                                               10,300.416               9.41               96,927
       Band 34                                               22,574.700               9.39              211,976
       Band 35                                               79,396.597               9.63              764,589
       Band 36                                                7,335.201               9.60               70,418
       Band 39                                                1,325.826              10.40               13,789
                                                         ---------------                         ---------------
                                                          2,521,079.783                          $   23,957,713
                                                         ===============                         ===============

     ING VIT Worldwide Growth
     Contracts in accumulation period:
       Band 2                                                 4,652.870     $         6.08       $       28,289
       Band 4                                                12,313.330               6.03               74,249
       Band 5                                                96,202.528               6.01              578,177
       Band 6                                               696,900.127               5.99            4,174,432
       Band 7                                             1,168,484.511               5.98            6,987,537
       Band 8                                               130,357.817               5.96              776,933
       Band 9                                               112,426.067               5.95              668,935
       Band 10                                              394,398.768               5.94            2,342,729
       Band 11                                              391,532.559               5.93            2,321,788
       Band 12                                              516,632.718               5.92            3,058,466
       Band 13                                              867,061.319               5.91            5,124,332
       Band 14                                            1,389,805.290               5.89            8,185,953
       Band 15                                                3,247.216               5.88               19,094
       Band 16                                               38,223.542               5.86              223,990
       Band 17                                              242,415.304               5.85            1,418,130
       Band 18                                               58,499.398               5.84              341,636
       Band 19                                              102,789.519               5.82              598,235
       Band 20                                              490,353.547               5.90            2,893,086
       Band 21                                              112,694.258               5.87              661,515
       Band 25                                               30,333.580               6.10              185,035
       Band 26                                               25,365.834               6.09              154,478
       Band 27                                               21,088.921               6.02              126,955
       Band 28                                                3,304.662               5.99               19,795
       Band 29                                               41,934.438               5.98              250,768


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING VIT Worldwide Growth (continued)
       Band 30                                               22,211.435     $         5.92       $      131,492
       Band 31                                                8,440.465               5.89               49,714
       Band 32                                                8,272.812               5.83               48,230
       Band 33                                               42,446.263               5.79              245,764
       Band 34                                                2,764.658               5.76               15,924
                                                         ---------------                         ---------------
                                                          7,035,153.756                          $   41,705,661
                                                         ===============                         ===============

     ING VP Balanced
     Contracts in accumulation period:
       Band 35                                               59,840.650     $        10.58       $      633,114
       Band 37                                                1,226.822              10.56               12,955
       Band 38                                                3,556.438              10.31               36,667
       Band 39                                                  305.974              10.31                3,155
                                                         ---------------                         ---------------
                                                             64,929.884                          $      685,891
                                                         ===============                         ===============

     ING VP Bond
     Contracts in accumulation period:
       Band 1                                                 7,635.872     $        11.15       $       85,140
       Band 2                                                13,832.569              11.11              153,680
       Band 3                                                   440.015              11.06                4,867
       Band 4                                                15,870.389              11.07              175,685
       Band 5                                                71,799.135              11.07              794,816
       Band 6                                             1,087,957.738              11.05           12,021,933
       Band 7                                               879,053.019              11.04            9,704,745
       Band 8                                               324,900.645              11.03            3,583,654
       Band 9                                                51,783.734              11.02              570,657
       Band 10                                              275,808.231              11.01            3,036,649
       Band 11                                              674,400.792              11.00            7,418,409
       Band 12                                              262,275.244              10.99            2,882,405
       Band 13                                              720,135.273              10.99            7,914,287
       Band 14                                              952,412.873              10.97           10,447,969
       Band 16                                               26,538.893              10.95              290,601
       Band 17                                              144,411.130              10.94            1,579,858
       Band 18                                               73,827.521              10.93              806,935
       Band 19                                               34,086.533              10.92              372,225


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING VP Bond (continued)
       Band 20                                              756,373.404     $        10.98       $    8,304,980
       Band 21                                               53,820.225              10.96              589,870
       Band 25                                               10,419.411              11.13              115,968
       Band 35                                              113,917.804              11.15            1,270,184
       Band 36                                                3,637.195              11.12               40,446
       Band 38                                                1,859.027              10.27               19,092
       Band 40                                                  735.167              10.27                7,550
                                                         ---------------                         ---------------
                                                          6,557,931.839                          $   72,192,605
                                                         ===============                         ===============

     ING VP Growth
     Contracts in accumulation period:
       Band 35                                               26,618.371     $         8.15       $      216,940
       Band 37                                                6,226.812               8.10               50,437
                                                         ---------------                         ---------------
                                                             32,845.183                          $      267,377
                                                         ===============                         ===============

     ING VP Index Plus LargeCap
     Contracts in accumulation period:
       Band 4                                                29,434.258     $         8.08       $      237,829
       Band 5                                                61,395.272               8.07              495,460
       Band 6                                               316,190.702               8.06            2,548,497
       Band 7                                               469,369.642               8.05            3,778,426
       Band 8                                                64,547.227               8.03              518,314
       Band 9                                                33,778.038               8.02              270,900
       Band 10                                              130,428.169               8.01            1,044,730
       Band 11                                              391,326.676               8.00            3,130,613
       Band 12                                               65,342.363               7.99              522,085
       Band 13                                              170,197.246               7.98            1,358,174
       Band 14                                              455,758.437               7.96            3,627,837
       Band 15                                               32,381.462               7.96              257,756
       Band 16                                                8,238.395               7.94               65,413
       Band 17                                              177,267.372               7.93            1,405,730
       Band 18                                               13,900.472               7.92              110,092
       Band 19                                              116,011.206               7.90              916,489


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING VP Index Plus LargeCap (continued)
       Band 20                                             195,114.843      $         7.97       $    1,555,065
       Band 21                                              26,558.478                7.95              211,140
       Band 26                                             263,891.043                8.14            2,148,073
       Band 27                                              71,843.238                8.08              580,493
       Band 28                                              34,505.587                8.05              277,770
       Band 29                                             327,232.293                8.05            2,634,220
       Band 30                                              75,143.991                7.99              600,400
       Band 31                                              48,436.925                7.96              385,558
       Band 32                                              27,977.659                7.91              221,303
       Band 33                                              18,966.907                7.88              149,459
       Band 34                                              19,670.564                7.85              154,414
       Band 35                                             681,557.157                8.17            5,568,322
       Band 36                                              30,716.272                8.14              250,030
       Band 37                                              10,674.312                8.11               86,569
       Band 38                                              11,395.447               10.29              117,259
       Band 39                                               5,508.972               10.29               56,687
                                                         --------------                          ---------------
                                                         4,384,760.625                           $   35,285,107
                                                         ==============                          ===============

     ING VP Index Plus MidCap
     Contracts in accumulation period:
       Band 9                                                33,018.35     $          9.87       $      325,888
       Band 13                                              13,562.445                9.83              133,319
       Band 15                                              33,652.890                9.80              329,798
       Band 26                                             195,200.909               10.02            1,955,913
       Band 27                                              95,872.102                9.95              953,927
       Band 28                                              30,496.358                9.92              302,524
       Band 29                                             189,864.711                9.91            1,881,559
       Band 30                                             139,400.342                9.84            1,371,699
       Band 31                                              82,815.651                9.81              812,422
       Band 32                                              23,962.319                9.74              233,393
       Band 33                                              17,134.370                9.70              166,203
       Band 34                                              20,100.673                9.67              194,374


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING VP Index Plus MidCap (continued)
       Band 35                                              249,734.418     $        10.06       $    2,512,328
       Band 36                                               31,981.564              10.02              320,455
       Band 37                                                1,568.324               9.98               15,652
       Band 38                                                6,849.479              10.56               72,330
       Band 39                                                2,398.983              10.56               25,333
                                                         ---------------                         ---------------
                                                          1,167,613.573                          $   11,607,117
                                                         ===============                         ===============

     ING VP Index Plus SmallCap
     Contracts in accumulation period:
       Band 9                                                38,475.087     $        10.12       $      389,368
       Band 13                                               10,056.812              10.07              101,272
       Band 15                                               16,508.284              10.04              165,743
       Band 26                                              134,891.679              10.27            1,385,338
       Band 27                                               82,500.806              10.20              841,508
       Band 28                                               16,076.910              10.16              163,341
       Band 29                                              158,949.618              10.15            1,613,339
       Band 30                                               92,121.771              10.08              928,587
       Band 31                                               74,605.223              10.05              749,782
       Band 32                                               21,879.509               9.98              218,357
       Band 33                                               18,442.495               9.94              183,318
       Band 34                                               20,899.706               9.90              206,907
       Band 35                                              121,335.596              10.31            1,250,970
       Band 36                                                3,167.027              10.27               32,525
       Band 37                                                  541.596              10.23                5,541
       Band 39                                                  591.526              10.54                6,235
                                                         ---------------                         ---------------
                                                            811,043.645                          $    8,242,131
                                                         ===============                         ===============

     ING VP International Equity
     Contracts in accumulation period:
       Band 35                                                6,882.143     $         8.23       $       56,640
                                                         ---------------                         ---------------
                                                              6,882.143                          $       56,640
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING VP Small Companu
     Contracts in accumulation period:
       Band 35                                               54,643.419     $         9.33       $      509,823
       Band 36                                                4,206.515               9.30               39,121
       Band 37                                                3,097.695               9.28               28,747
       Band 38                                                5,282.323              10.70               56,521
       Band 39                                                1,965.812              10.70               21,034
       Band 40                                                  460.540              10.70                4,928
                                                         ---------------                         ---------------
                                                             69,656.304                          $      660,174
                                                         ===============                         ===============

     ING VP Value Opportunity
     Contracts in accumulation period:
       Band 9                                                 4,007.510     $         7.16       $       28,694
       Band 13                                                1,596.110               7.13               11,380
       Band 15                                                3,065.091               7.11               21,793
       Band 26                                               44,752.397               7.27              325,350
       Band 27                                               17,265.834               7.22              124,659
       Band 28                                                7,107.926               7.20               51,177
       Band 29                                               50,391.852               7.19              362,317
       Band 30                                               30,695.307               7.14              219,164
       Band 31                                                5,412.945               7.12               38,540
       Band 32                                               20,856.990               7.07              147,459
       Band 33                                                1,526.390               7.04               10,746
       Band 34                                               16,767.905               7.01              117,543
       Band 35                                               37,518.214               7.30              273,883
       Band 36                                                  159.067               7.27                1,156
                                                         ---------------                         ---------------
                                                            241,123.538                          $    1,733,861
                                                         ===============                         ===============

     ING VP Convertible
     Contracts in accumulation period:
       Band 9                                                 7,734.491     $        10.83       $       83,765
       Band 13                                                4,750.123              10.79               51,254
       Band 15                                                5,808.591              10.75               62,442
       Band 26                                               81,936.767              10.99              900,485
       Band 27                                               32,816.944              10.92              358,361
       Band 28                                                3,743.904              10.88               40,734


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING VP Convertible (continued)
       Band 29                                               59,168.156     $        10.87       $      643,162
       Band 30                                               43,874.550              10.80              473,845
       Band 31                                                7,544.442              10.76               81,178
       Band 32                                               24,412.068              10.69              260,965
       Band 33                                               20,675.578              10.64              219,988
       Band 34                                                3,058.722              10.61               32,453
                                                         ---------------                         ---------------
                                                            295,524.696                          $    3,208,632
                                                         ===============                         ===============
     ING VP Growth and Income
     Contracts in accumulation period:
       Band 35                                              121,951.584     $        10.77       $    1,313,419
       Band 38                                                4,264.117              10.26               43,750
                                                         ---------------                         ---------------
                                                            126,215.701                          $    1,357,169
                                                         ===============                         ===============

     ING VP Growth Opportunities
     Contracts in accumulation period:
       Band 4                                                 3,376.443     $         6.20       $       20,934
       Band 5                                                24,402.517               6.19              151,052
       Band 6                                               286,551.077               6.18            1,770,886
       Band 7                                               612,566.757               6.17            3,779,537
       Band 8                                               108,386.612               6.15              666,578
       Band 9                                                39,328.948               6.15              241,873
       Band 10                                              211,886.112               6.14            1,300,981
       Band 11                                              251,505.822               6.13            1,541,731
       Band 12                                              218,657.816               6.12            1,338,186
       Band 13                                              347,452.057               6.11            2,122,932
       Band 14                                              575,288.993               6.10            3,509,263
       Band 16                                               14,377.054               6.08               87,412
       Band 17                                              118,444.665               6.07              718,959
       Band 18                                               21,800.844               6.06              132,113
       Band 19                                               85,336.298               6.05              516,285
       Band 20                                              274,361.972               6.11            1,676,352
       Band 21                                               48,469.999               6.08              294,698
       Band 25                                                3,212.799               6.25               20,080
       Band 35                                                5,351.655               6.27               33,555
                                                         ---------------                         ---------------
                                                          3,250,758.440                          $   19,923,407
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING VP International Value
     Contracts in accumulation period:
       Band 35                                               36,021.660     $         9.70       $      349,410
       Band 36                                                  351.025               9.67                3,394
       Band 38                                                  776.106              10.73                8,328
                                                         ---------------                         ---------------
                                                             37,148.791                          $      361,132
                                                         ===============                         ===============

   ING VP Large Company Value
   Contracts in accumulation period:
     Band 9                                                   8,992.532     $         8.91       $       80,123
     Band 13                                                  3,392.700               8.87               30,093
     Band 15                                                  7,516.338               8.84               66,444
     Band 26                                                 30,299.533               9.04              273,908
     Band 27                                                 24,445.871               8.98              219,524
     Band 28                                                 14,120.587               8.95              126,379
     Band 29                                                 50,984.153               8.94              455,798
     Band 30                                                 19,533.804               8.88              173,460
     Band 31                                                  9,240.336               8.85               81,777
     Band 32                                                  3,933.658               8.79               34,577
     Band 33                                                 10,206.005               8.75               89,303
     Band 34                                                  6,290.373               8.72               54,852
                                                         ---------------                         ---------------
                                                            188,955.890                          $    1,686,238
                                                         ===============                         ===============

      ING VP LargeCap Growth
      Contracts in accumulation period:
       Band 9                                                 5,005.227     $         7.27       $       36,388
       Band 13                                                  380.502               7.24                2,755
       Band 15                                               11,810.676               7.21               85,155
       Band 26                                               77,848.758               7.38              574,524
       Band 27                                               35,016.031               7.33              256,668
       Band 28                                                6,658.764               7.30               48,609
       Band 29                                               52,351.213               7.29              381,640
       Band 30                                               40,583.907               7.24              293,827


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING VP LargeCap Growth (continued)
       Band 31                                               18,946.653     $         7.22       $      136,795
       Band 32                                                5,667.865               7.17               40,639
       Band 33                                                2,317.559               7.14               16,547
       Band 34                                                2,008.009               7.12               14,297
                                                         ---------------                         ---------------
                                                            258,595.164                          $    1,887,844
                                                         ===============                         ===============

     ING VP MagnaCap
     Contracts in accumulation period:
       Band 2                                                 5,811.613     $         8.15       $       47,365
       Band 4                                                 4,160.013               8.10               33,696
       Band 5                                                15,976.529               8.09              129,250
       Band 6                                               291,116.740               8.07            2,349,312
       Band 7                                               490,703.352               8.06            3,955,069
       Band 8                                                42,805.122               8.04              344,153
       Band 9                                                39,474.495               8.03              316,980
       Band 10                                              203,558.631               8.02            1,632,540
       Band 11                                              192,176.773               8.01            1,539,336
       Band 12                                              132,420.577               8.00            1,059,365
       Band 13                                              251,979.753               7.99            2,013,318
       Band 14                                              361,923.617               7.97            2,884,531
       Band 15                                                4,535.600               7.96               36,103
       Band 16                                               21,885.449               7.94              173,770
       Band 17                                               59,770.619               7.93              473,981
       Band 18                                               12,185.579               7.92               96,510
       Band 19                                               17,081.603               7.90              134,945
       Band 20                                              163,711.732               7.98            1,306,420
       Band 21                                               31,958.529               7.95              254,070
       Band 25                                                5,401.293               8.17               44,129
       Band 26                                               27,509.795               8.16              224,480
       Band 27                                                3,804.833               8.10               30,819
       Band 28                                                4,976.938               8.07               40,164
       Band 29                                               26,644.023               8.06              214,751
       Band 30                                                7,881.218               8.00               63,050


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING VP MagnaCap (continued)
       Band 31                                               11,335.671     $         7.97       $       90,345
       Band 32                                                1,471.448               7.92               11,654
       Band 34                                                  247.663               7.85                1,944
                                                         ---------------                         ---------------
                                                          2,432,509.208                          $   19,502,050
                                                         ===============                         ===============

     ING VP MidCap Opportunities
     Contracts in accumulation period:
       Band 35                                               28,408.570     $         8.81       $      250,280
                                                         ---------------                         ---------------
                                                             28,408.570                          $      250,280
                                                         ===============                         ===============

     ING VP SmallCap Opportunities
     Contracts in accumulation period:
       Band 2                                                 8,630.106     $         5.74       $       49,537
       Band 4                                                19,843.902               5.70              113,110
       Band 5                                               149,148.983               5.69              848,658
       Band 6                                             1,527,979.918               5.68            8,678,926
       Band 7                                             2,016,405.621               5.67           11,433,020
       Band 8                                               193,158.009               5.66            1,093,274
       Band 9                                                67,575.406               5.65              381,801
       Band 10                                              813,182.761               5.65            4,594,483
       Band 11                                              870,835.009               5.64            4,911,509
       Band 12                                              898,354.291               5.63            5,057,735
       Band 13                                            1,341,237.679               5.63            7,551,168
       Band 14                                            2,015,369.944               5.61           11,306,225
       Band 15                                                4,604.837               5.60               25,787
       Band 16                                               77,038.199               5.59              430,644
       Band 17                                              359,413.401               5.58            2,005,527
       Band 18                                               52,703.807               5.58              294,087
       Band 19                                              186,607.698               5.56            1,037,539
       Band 20                                              929,948.421               5.62            5,226,310
       Band 21                                              206,789.718               5.60            1,158,022
       Band 25                                               65,474.421               5.75              376,478
       Band 35                                               19,271.623               5.77              111,197
                                                         ---------------                         ---------------
                                                         11,823,573.754                           $  66,685,037
                                                         ===============                        ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     INVESCO VIF - Financial Services
     Contracts in accumulation period:
       Band 1                                                   532.426      $        9.13       $        4,861
       Band 2                                                 2,023.366               9.09               18,392
       Band 3                                                   645.750               9.02                5,825
       Band 4                                                 4,472.622               9.04               40,433
       Band 5                                                17,781.092               9.03              160,563
       Band 6                                               753,750.575               9.01            6,791,293
       Band 7                                             1,070,512.140               9.00            9,634,609
       Band 8                                               134,662.950               8.98            1,209,273
       Band 9                                                49,075.630               8.97              440,208
       Band 10                                              296,108.504               8.96            2,653,132
       Band 11                                              331,044.880               8.95            2,962,852
       Band 12                                              233,695.468               8.94            2,089,237
       Band 13                                              553,000.343               8.93            4,938,293
       Band 14                                              923,190.515               8.91            8,225,627
       Band 15                                                2,626.143               8.90               23,373
       Band 16                                               60,398.709               8.88              536,341
       Band 17                                               94,168.793               8.87              835,277
       Band 18                                               10,431.114               8.86               92,420
       Band 19                                               42,699.765               8.84              377,466
       Band 20                                              382,488.177               8.92            3,411,795
       Band 21                                               80,590.441               8.89              716,449
       Band 25                                                6,492.623               9.11               59,148
       Band 26                                               35,460.168               9.10              322,688
       Band 27                                               13,976.669               9.04              126,349
       Band 28                                                4,770.579               9.01               42,983
       Band 29                                               50,014.957               9.00              450,135
       Band 30                                               32,389.326               8.94              289,561
       Band 31                                               18,545.631               8.91              165,242
       Band 32                                                4,197.532               8.85               37,148
       Band 33                                                4,471.155               8.81               39,391
       Band 34                                                  722.124               8.78                6,340
                                                         ---------------                         ---------------
                                                          5,214,940.167                          $   46,706,704
                                                         ===============                        ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     INVESCO VIF - Health Sciences
     Contracts in accumulation period:
       Band 1                                                 9,644.641     $         8.80       $       84,873
       Band 2                                                 1,998.517               8.76               17,507
       Band 3                                                   516.922               8.69                4,492
       Band 4                                                12,150.611               8.71              105,832
       Band 5                                                50,329.371               8.70              437,866
       Band 6                                               942,364.871               8.68            8,179,727
       Band 7                                             1,505,388.526               8.67           13,051,719
       Band 8                                               162,106.073               8.65            1,402,218
       Band 9                                                89,068.025               8.65              770,438
       Band 10                                              361,657.420               8.64            3,124,720
       Band 11                                              601,358.427               8.63            5,189,723
       Band 12                                              415,766.447               8.62            3,583,907
       Band 13                                              718,413.392               8.61            6,185,539
       Band 14                                            1,288,826.915               8.59           11,071,023
       Band 15                                                4,414.366               8.58               37,875
       Band 16                                               53,455.023               8.56              457,575
       Band 17                                              214,738.633               8.55            1,836,015
       Band 18                                               51,105.490               8.54              436,441
       Band 19                                              102,433.117               8.52              872,730
       Band 20                                              587,929.384               8.60            5,056,193
       Band 21                                              155,317.823               8.57            1,331,074
       Band 25                                               14,378.652               8.78              126,245
       Band 26                                               53,350.555               8.77              467,884
       Band 27                                               26,696.647               8.71              232,528
       Band 28                                                9,044.757               8.68               78,508
       Band 29                                               85,129.653               8.67              738,074
       Band 30                                               574,635.760               8.62              470,960
       Band 31                                               70,505.197               8.59              605,640
       Band 32                                               21,837.705               8.53              186,276
       Band 33                                                8,229.246               8.49               69,866
       Band 34                                                4,725.225               8.46               39,975
                                                         ---------------                         ---------------
                                                          7,677,517.391                          $   66,253,443
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     INVESCO VIF - Leisure
     Contracts in accumulation period:
       Band 4                                                 5,819.196     $         9.53       $       55,457
       Band 5                                                25,987.447               9.52              247,400
       Band 6                                               284,755.522               9.51            2,708,025
       Band 7                                               394,119.249               9.50            3,744,133
       Band 8                                                71,531.704               9.49              678,836
       Band 9                                                27,752.500               9.48              263,094
       Band 10                                              145,409.689               9.47            1,377,030
       Band 11                                              100,480.083               9.47              951,546
       Band 12                                              147,916.096               9.46            1,399,286
       Band 13                                              220,600.141               9.45            2,084,671
       Band 14                                              411,183.143               9.44            3,881,569
       Band 15                                                4,129.396               9.43               38,940
       Band 16                                               15,452.862               9.42              145,566
       Band 17                                               71,112.257               9.41              669,166
       Band 18                                               71,477.613               9.41              672,604
       Band 19                                               18,309.561               9.39              171,927
       Band 20                                              262,895.761               9.45            2,484,365
       Band 21                                               39,359.039               9.43              371,156
       Band 26                                                2,103.900               9.57               20,134
       Band 27                                                5,903.955               9.53               56,265
       Band 28                                                  789.266               9.51                7,506
       Band 29                                               23,857.912               9.50              226,650
       Band 30                                               12,342.235               9.46              116,758
       Band 31                                                4,463.718               9.44               42,137
       Band 32                                                1,691.283               9.40               15,898
       Band 33                                                  902.991               9.37                8,461
       Band 34                                                1,786.338               9.35               16,702
                                                         ---------------                         ---------------
                                                          2,372,132.857                          $   22,455,282
                                                         ===============                         ===============

     INVESCO VIF - Utilities
     Contracts in accumulation period:
       Band 1                                                    32.022     $         6.92       $          222
       Band 2                                                   415.595               6.89                2,863


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     INVESCO VIF - Utilities (continued)
       Band 4                                                 3,310.954     $         6.85       $       22,680
       Band 5                                                23,366.802               6.84              159,829
       Band 6                                               302,852.759               6.83            2,068,484
       Band 7                                               401,919.238               6.82            2,741,089
       Band 8                                               121,161.711               6.81              825,111
       Band 9                                                64,986.460               6.80              441,908
       Band 10                                              151,116.697               6.79            1,026,082
       Band 11                                              317,616.089               6.78            2,153,437
       Band 12                                              194,793.899               6.77            1,318,755
       Band 13                                              304,872.847               6.77            2,063,989
       Band 14                                              472,314.362               6.75            3,188,122
       Band 15                                                3,698.211               6.74               24,926
       Band 16                                                9,224.814               6.73               62,083
       Band 17                                              106,463.312               6.72              715,433
       Band 18                                                8,771.315               6.71               58,856
       Band 19                                               28,531.769               6.70              191,163
       Band 20                                              283,822.945               6.76            1,918,643
       Band 21                                               60,661.001               6.74              408,855
       Band 26                                               26,970.885               6.90              186,099
       Band 27                                               23,527.089               6.85              161,161
       Band 28                                                2,158.293               6.83               14,741
       Band 29                                               60,424.799               6.82              412,097
       Band 30                                               17,497.643               6.77              118,459
       Band 31                                                8,404.734               6.75               56,732
       Band 32                                                  591.114               6.71                3,966
       Band 33                                                1,086.104               6.68                7,255
       Band 34                                                3,098.557               6.65               20,605
                                                         ---------------                         ---------------
                                                          3,003,692.020                          $   20,373,645
                                                         ===============                         ===============

     Janus Aspen Series Balanced
     Contracts in accumulation period:
       Band 35                                              401,903.086     $         9.80       $    3,938,650
       Band 36                                               22,424.549               9.76              218,864


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     Janus Aspen Series Balanced (continued)
       Band 37                                                8,982.593     $         9.73       $       87,401
       Band 38                                                  919.456              10.24                9,415
       Band 39                                                  623.077              10.24                6,380
                                                         ---------------                         ---------------
                                                            434,852.761                          $    4,260,710
                                                         ===============                         ===============

     Janus Aspen Series Flexible Income
     Contracts in accumulation period:
       Band 35                                              143,290.209     $        11.54       $    1,653,569
       Band 36                                                6,677.814              11.50               76,795
       Band 37                                                1,105.729              11.47               12,683
       Band 39                                                1,906.890              10.27               19,584
                                                         ---------------                         ---------------
                                                            152,980.642                          $    1,762,631
                                                         ===============                         ===============

     Janus Aspen Series Growth
     Contracts in accumulation period:
       Band 35                                               85,819.668     $         8.31       $      713,161
       Band 37                                                2,288.822               8.26               18,906
       Band 38                                                9,689.167              10.35              100,283
                                                         ---------------                         ---------------
                                                             97,797.657                          $      832,350
                                                         ===============                         ===============

     Janus Aspen Series Worldwide Growth
     Contracts in accumulation period:
       Band 9                                                 6,044.312     $         7.41       $       44,788
       Band 13                                                8,389.558               7.37               61,831
       Band 15                                               11,273.494               7.35               82,860
       Band 26                                              127,091.555               7.52              955,728
       Band 27                                               56,832.436               7.47              424,538
       Band 28                                               15,030.979               7.44              111,830
       Band 29                                              161,799.680               7.43            1,202,172
       Band 30                                               74,011.454               7.38              546,205
       Band 31                                               63,644.864               7.36              468,426
       Band 32                                                8,321.091               7.31               60,827
       Band 33                                               15,663.142               7.28              114,028
       Band 34                                                3,125.574               7.25               22,660


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     Janus Aspen Series Worldwide Growth (continued)
       Band 35                                              290,769.316     $         7.55       $    2,195,308
       Band 36                                                7,649.116               7.52               5,521
       Band 37                                                4,205.522               7.49               31,499
       Band 38                                                2,333.211              10.31               24,055
       Band 39                                                1,136.290              10.30               11,704
                                                         ---------------                         ---------------
                                                            857,321.594                          $    6,415,980
                                                         ===============                         ===============

     Colonial Small Cap Value
     Contracts in accumulation period:
       Band 4                                                 4,944.145     $        11.99       $       59,280
       Band 5                                                 5,854.178              11.98               70,133
       Band 6                                               117,678.015              11.98            1,409,783
       Band 7                                               135,331.608              11.98            1,621,273
       Band 8                                                51,201.537              11.97              612,882
       Band 9                                                 4,315.122              11.97               51,652
       Band 10                                               53,956.426              11.97              645,858
       Band 11                                               73,669.089              11.96              881,082
       Band 12                                               62,507.886              11.96              747,594
       Band 13                                               67,951.742              11.96              812,703
       Band 14                                              155,655.499              11.95            1,860,083
       Band 16                                                6,249.507              11.95               74,682
       Band 17                                               54,486.367              11.94              650,567
       Band 18                                                2,863.967              11.94               34,196
       Band 19                                                7,947.186              11.94               94,889
       Band 20                                               71,398.341              11.96              853,924
       Band 21                                               27,785.071              11.95              332,032
                                                         ---------------                         ---------------
                                                            903,795.686                          $   10,812,613
                                                         ===============                         ===============

     Liberty Asset Allocation
     Contracts in accumulation period:
       Band 6                                                10,814.425     $        11.12       $      120,256
       Band 7                                                24,518.117              11.11              272,396


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     Liberty Asset Allocation (continued)
       Band 8                                                 3,320.146     $        11.11       $       36,887
       Band 9                                                 6,248.380              11.11               69,420
       Band 11                                                2,444.038              11.10               27,129
       Band 13                                                3,077.084              11.10               34,156
                                                         ---------------                         ---------------
                                                             50,422.190                          $      560,244
                                                         ===============                         ===============

     Liberty Equity
     Contracts in accumulation period:
       Band 6                                                11,643.369     $         7.35       $       85,579
       Band 7                                                44,153.897               7.34              324,090
       Band 8                                                 8,748.408               7.31               63,951
       Band 9                                                 3,451.831               7.29               25,164
       Band 11                                                4,229.557               7.26               30,707
       Band 13                                                6,483.340               7.24               46,939
       Band 14                                                2,635.756               7.21               19,004
                                                         ---------------                         ---------------
                                                             81,346.158                          $      595,434
                                                         ===============                         ===============

     Liberty Federal Securities
     Contracts in accumulation period:
       Band 6                                                 4,048.806     $        10.12       $       40,974
       Band 7                                                 3,091.373              10.12               31,285
       Band 9                                                 1,206.535              10.11               12,198
       Band 11                                                  302.468              10.11                3,058
                                                         ---------------                         ---------------
                                                              8,649.182                          $       87,515
                                                         ===============                         ===============

     Liberty Small Company Growth
     Contracts in accumulation period:
       Band 6                                                 1,432.100     $        12.95       $       18,546
       Band 7                                                 1,019.053              12.94               13,187
       Band 8                                                 1,232.256              12.94               15,945
       Band 9                                                   413.177              12.94                5,347
       Band 13                                                  944.299              12.92               12,200
                                                         ---------------                         ---------------
                                                              5,040.885                          $       65,225
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     Oppenheimer Global Securities
     Contracts in accumulation period:
       Band 35                                              140,767.486     $         9.32       $    1,311,953
       Band 36                                               26,378.362               9.29              245,055
       Band 37                                                7,513.168               9.26               69,572
       Band 38                                                8,998.179              10.76               96,820
       Band 39                                                4,307.417              10.76               46,348
       Band 40                                                  459.648              10.76                4,946
                                                         ---------------                         ---------------
                                                            180,424.260                          $    1,774,694
                                                         ===============                         ===============

     Oppenheimer Strategic Bond
     Contracts in accumulation period:
       Band 35                                               16,337.789     $        11.94       $      195,073
       Band 36                                                  694.854              11.90                8,269
       Band 38                                                1,829.126              10.52               19,242
       Band 40                                                  954.929              10.51               10,036
                                                         ---------------                         ---------------
                                                             19,816.698                          $      232,620
                                                         ===============                         ===============

     PIMCO High Yield
     Contracts in accumulation period:
       Band 1                                                 2,423.621     $        11.74       $       28,453
       Band 2                                               110,637.828              11.61            1,284,505
       Band 4                                               397,522.184              11.45            4,551,629
       Band 5                                               426,990.909              11.42            4,876,236
       Band 6                                             8,132,492.462              11.36           92,385,114
       Band 7                                             6,233,739.938              11.33           70,628,273
       Band 8                                             3,584,426.054              11.27           40,396,482
       Band 9                                               750,468.772              11.23            8,427,764
       Band 10                                            2,738,980.544              11.20           30,676,582
       Band 11                                            6,772,734.041              11.17           75,651,439
       Band 12                                            2,062,053.764              11.14           22,971,279
       Band 13                                            5,699,177.829              11.11           63,317,866
       Band 14                                            5,666,718.727              11.05           62,617,242


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     PIMCO High Yield (continued)
       Band 15                                               34,766.915     $        11.02       $      383,131
       Band 16                                              340,546.339              10.96            3,732,388
       Band 17                                            1,061,076.201              10.93           11,597,563
       Band 18                                              158,558.726              10.90            1,728,290
       Band 19                                              374,173.354              10.84            4,056,039
       Band 20                                            1,742,557.813              11.08           19,307,541
       Band 21                                              481,138.013              10.99            5,287,707
       Band 24                                                3,970.461              11.93               47,368
       Band 25                                              133,774.939              11.68            1,562,491
       Band 26                                              247,536.162              11.64            2,881,321
       Band 27                                               63,736.061              11.45              729,778
       Band 28                                               60,987.159              11.36              692,814
       Band 29                                              266,400.293              11.33            3,018,315
       Band 30                                              150,426.690              11.14            1,675,753
       Band 31                                               67,524.921              11.05              746,150
       Band 32                                               62,252.416              10.87              676,684
       Band 33                                               58,597.207              10.76              630,506
       Band 34                                               25,874.552              10.67              276,081
                                                         ---------------                         ---------------
                                                         47,912,264.895                          $  536,842,784
                                                         ===============                         ===============

     PIMCO StocksPLUS Growth and Income
     Contracts in accumulation period:
       Band 1                                                   396.396     $         9.58       $        3,797
       Band 2                                                57,929.129               9.47              548,589
       Band 3                                                 1,738.807               9.29               16,154
       Band 4                                               132,551.288               9.34            1,238,029
       Band 5                                               134,133.532               9.32            1,250,125
       Band 6                                             3,856,031.365               9.27           35,745,411
       Band 7                                             1,885,681.503               9.24           17,423,697
       Band 8                                             2,755,180.408               9.19           25,320,108
       Band 9                                               394,653.759               9.16            3,615,028
       Band 10                                              698,980.908               9.14            6,388,685
       Band 11                                            4,413,331.733               9.11           40,205,452


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     PIMCO StocksPLUS Growth and Income
      Band 12                                               818,931.359     $         9.09       $    7,444,086
      Band 13                                             1,576,132.284               9.06           14,279,758
      Band 14                                             1,796,238.839               9.01           16,184,112
      Band 16                                                14,893.488               8.94              133,148
      Band 17                                               268,044.348               8.92            2,390,956
      Band 18                                                45,047.619               8.89              400,473
      Band 19                                               124,514.358               8.84            1,100,707
      Band 20                                               281,259.336               9.04            2,542,584
      Band 21                                               150,385.466               8.97            1,348,958
      Band 25                                                20,084.645               9.52              191,206
                                                         ---------------                         ---------------
                                                         19,426,140.570                          $  177,771,063
                                                         ===============                         ===============

     Pioneer Equity-Income VCT
     Contracts in accumulation period:
       Band 35                                               54,908.583     $         9.01       $      494,726
       Band 36                                               27,477.565               8.98              246,749
       Band 37                                                3,658.063               8.96               32,776
       Band 38                                                2,083.240              10.18               21,207
       Band 39                                                5,598.708              10.18               56,995
       Band 40                                                  735.038              10.18                7,483
                                                         ---------------                         ---------------
                                                             94,461.197                          $      859,936
                                                         ===============                         ===============

     Pioneer Fund VCT
     Contracts in accumulation period:
       Band 1                                                 1,283.658     $         8.24       $       10,577
       Band 2                                                   617.925               8.20                5,067
       Band 4                                                 4,284.520               8.16               34,962
       Band 5                                                77,678.873               8.15              633,083
       Band 6                                               796,860.449               8.13            6,478,475
       Band 7                                               674,935.126               8.12            5,480,473
       Band 8                                               222,233.175               8.10            1,800,089
       Band 9                                                69,056.792               8.09              558,669
       Band 10                                              452,156.484               8.08            3,653,424


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     Pioneer Fund VCT (continued)
       Band 11                                              458,947.532     $         8.07       $    3,703,707
       Band 12                                              286,634.793               8.06            2,310,276
       Band 13                                              540,741.301               8.06            4,358,375
       Band 14                                            1,028,578.666               8.04            8,269,772
       Band 15                                               23,777.976               8.03              190,937
       Band 16                                                6,973.450               8.01               55,857
       Band 17                                              261,033.624               8.00            2,088,269
       Band 18                                               22,331.839               7.99              178,431
       Band 19                                               32,326.763               7.97              257,644
       Band 20                                              396,956.260               8.05            3,195,498
       Band 21                                               97,373.428               8.02              780,935
       Band 25                                                3,257.749               8.22               26,779
       Band 26                                               83,110.186               8.21              682,335
       Band 27                                               26,116.491               8.16              213,111
       Band 28                                               13,849.126               8.13              112,593
       Band 29                                               91,096.933               8.12              739,707
       Band 30                                               53,062.606               8.06              427,685
       Band 31                                               33,268.305               8.04              267,477
       Band 32                                               14,700.177               7.98              117,307
       Band 33                                                2,491.778               7.95               19,810
       Band 34                                                4,970.135               7.92               39,363
       Band 35                                               23,311.340               8.25              192,319
                                                         ---------------                         ---------------
                                                          5,804,017.460                          $   46,883.006
                                                         ===============                         ===============

     Pioneer Mid-Cap Value VCT
     Contracts in accumulation period:
       Band 1                                                   265.422     $        11.19       $        2,970
       Band 2                                                21,348.434              11.14              237,822
       Band 4                                                34,869.306              11.09              386,701
       Band 5                                               114,330.145              11.08            1,266,778
       Band 6                                             1,628,717.000              11.06           18,013,610
       Band 7                                             1,681,956.165              11.05           18,585,616
       Band 8                                               547,668.705              11.03            6,040,786


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     Pioneer Mid-Cap Value VCT (continued)
       Band 9                                               131,130.478     $        11.01       $    1,443,747
       Band 10                                              881,936.767              11.00            9,701,304
       Band 11                                            1,072,929.535              10.99           11,791,496
       Band 12                                              543,935.889              10.98            5,972,416
       Band 13                                            1,090,208.664              10.97           11,959,589
       Band 14                                            1,686,415.917              10.95           18,466,254
       Band 15                                                1,363.989              10.94               14,922
       Band 16                                               44,953.742              10.92              490,895
       Band 17                                              422,188.745              10.91            4,606,079
       Band 18                                               63,006.192              10.90              686,767
       Band 19                                              144,342.582              10.88            1,570,447
       Band 20                                              843,095.029              10.96            9,240,322
       Band 21                                              186,320.302              10.93            2,036,481
       Band 25                                               15,131.392              11.16              168,866
       Band 35                                               27,713.102              11.20              310,387
       Band 36                                                1,728.835              11.15               19,277
       Band 37                                                  548.281              11.12                6,097
       Band 38                                                1,378.255              10.43               14,375
                                                         ---------------                         ---------------
                                                         11,187,482.873                          $  123,034,004
                                                         ===============                         ===============

     Pioneer Small Company VCT
     Contracts in accumulation period:
       Band 9                                                16,499.775     $         8.75       $      143,507
       Band 13                                                4,514.149               8.71               39,318
       Band 15                                               22,230.421               8.68              192,960
       Band 26                                              109,774.589               8.88              974,798
       Band 27                                               40,524.175               8.82              357,423
       Band 28                                                9,600.595               8.79               84,389
       Band 29                                              146,522.028               8.78            1,286,463
       Band 30                                               58,390.372               8.72              509,164
       Band 31                                               88,553.422               8.69              769,529
       Band 32                                               20,202.326               8.63              174,346
       Band 33                                                9,533.057               8.59               81,889
       Band 34                                               22,123.366               8.57              189,597
                                                         ---------------                         ---------------
                                                            548,369.275                          $    4,803,383
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ProFund VP Bull
     Contracts in accumulation period:
       Band 2                                                 2,237.603     $         7.50       $       16,782
       Band 4                                                19,107.500               7.46              142,542
       Band 5                                                21,256.380               7.45              158,360
       Band 6                                             1,256,666.897               7.43            9,337,035
       Band 7                                             1,088,697.015               7.42            8,078,132
       Band 8                                               336,663.995               7.40            2,491,314
       Band 9                                                72,550.838               7.39              536,151
       Band 10                                              145,576.927               7.38            1,074,358
       Band 11                                              441,987.906               7.37            3,257,451
       Band 12                                              444,668.946               7.37            3,277,210
       Band 13                                              761,284.934               7.36            5,603,057
       Band 14                                            1,013,207.387               7.34            7,436,942
       Band 15                                                  304.024               7.33                2,228
       Band 16                                               52,746.696               7.31              385,578
       Band 17                                               66,719.415               7.30              487,052
       Band 18                                               68,908.248               7.29              502,341
       Band 19                                               54,195.905               7.28              394,546
       Band 20                                              454,480.327               7.35            3,340,430
       Band 21                                               81,410.458               7.32              595,925
       Band 25                                               12,152.366               7.52               91,386
       Band 26                                                1,317.555               7.51                9,895
       Band 29                                                6,989.928               7.42               51,865
       Band 30                                                4,733.596               7.36               34,839
       Band 31                                                1,312.828               7.34                9,636
       Band 32                                                  252.220               7.29                1,839
                                                         ---------------                         ---------------
                                                          6,409,429.894                          $   47,316,894
                                                         ===============                         ===============

     ProFund VP Europe 30
     Contracts in accumulation period:
       Band 2                                                 1,421.982     $         6.97       $        9,911
       Band 3                                                 2,081.203               6.91               14,381
       Band 4                                                 2,995.147               6.93               20,756
       Band 5                                                36,642.573               6.92              253,567


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ProFund VP Europe 30 (continued)
       Band 6                                               236,594.779     $         6.90       $    1,632,504
       Band 7                                               463,243.548               6.89            3,191,748
       Band 8                                                48,086.222               6.88              330,833
       Band 9                                                24,823.364               6.87              170,537
       Band 10                                               74,747.353               6.86              512,767
       Band 11                                              185,294.717               6.85            1,269,269
       Band 12                                              129,523.690               6.84              885,942
       Band 13                                              189,021.105               6.83            1,291,014
       Band 14                                              217,536.245               6.82            1,483,597
       Band 16                                              134,198.331               6.79              911,207
       Band 17                                               40,757.519               6.78              276,336
       Band 18                                                1,278.815               6.78                8,670
       Band 19                                               35,939.147               6.76              242,949
       Band 20                                              154,459.956               6.83            1,054,961
       Band 21                                               19,925.124               6.80              135,491
       Band 25                                                  203.928               6.99                1,425
       Band 27                                                  325.284               6.93                2,254
       Band 29                                                9,501.921               6.89               65,468
       Band 30                                                1,094.476               6.84                7,486
       Band 32                                                  119.081               6.77                  806
                                                         ---------------                         ---------------
                                                          2,009,815.510                          $   13,773,879
                                                         ===============                         ===============

     ProFund VP Rising Rates Opportunity
     Contracts in accumulation period:
       Band 6                                                30,856.718     $         9.27       $      286,042
       Band 7                                                30,110.722               9.27              279,126
       Band 8                                                90,948.588               9.26              842,184
       Band 9                                                 2,193.983               9.26               20,316
       Band 10                                                1,439.991               9.26               13,334
       Band 11                                              312,575.897               9.26            2,894,453
       Band 12                                               11,806.616               9.26              109,329
       Band 13                                               10,410.068               9.26               96,397
       Band 14                                              553,565.958               9.26            5,126,021
       Band 17                                                5,533.064               9.26               51,236


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ProFund VP Rising Rates Opportunity (continued)
       Band 20                                              346,134.469     $         9.26       $    3,205,205
       Band 21                                                1,507.758               9.26               13,962
       Band 26                                                1,021.626               9.27                9,470
       Band 27                                                6,608.458               9.27               61,260
       Band 29                                                  490.513               9.27                4,547
       Band 30                                                  435.333               9.26                4,031
                                                         ---------------                         ---------------
                                                          1,405,639.762                          $   13,016,913
                                                         ===============                         ===============

     ProFund VP Small Cap
     Contracts in accumulation period:
       Band 2                                               15,361.278      $         9.02       $      138,559
       Band 4                                               19,507.205                8.96              174,785
       Band 5                                               84,716.666                8.95              758,214
       Band 6                                            2,367,571.366                8.93           21,142,412
       Band 7                                            1,951,183.809                8.92           17,404,560
       Band 8                                              272,093.533                8.90            2,421,632
       Band 9                                              139,634.212                8.89            1,241,348
       Band 10                                             475,619.284                8.88            4,223,499
       Band 11                                             928,752.082                8.86            8,228,743
       Band 12                                             352,833.183                8.85            3,122,574
       Band 13                                             892,477.922                8.84            7,889,505
       Band 14                                           1,241,576.158                8.82           10,950,702
       Band 15                                               1,675.538                8.81               14,761
       Band 16                                             134,739.759                8.79            1,184,362
       Band 17                                             204,238.148                8.78            1,793,211
       Band 18                                              36,741.294                8.77              322,221
       Band 19                                             110,175.517                8.75              964,036
       Band 20                                             475,812.087                8.83            4,201,421
       Band 21                                              56,615.373                8.80              498,215
       Band 25                                               6,912.805                9.04               62,492
       Band 26                                               3,422.595                9.03               30,906
       Band 29                                              15,892.574                8.92              141,762
       Band 30                                              13,058.134                8.85              115,564


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ProFund VP Small Cap (continued)
       Band 31                                                8,968.501     $         8.82       $       79,102
       Band 32                                                4,685.933               8.76               41,049
       Band 33                                                4,790.208               8.71               41,723
       Band 34                                                1,016.195               8.68                8,821
                                                         ---------------                         ---------------
                                                          9,820,071.359                          $   87,196,179
                                                         ===============                         ===============

     Prudential Jennison
     Contracts in accumulation period:
       Band 2                                                14,166.982     $         5.01       $       70,977
       Band 4                                                18,345.586               4.97               91,178
       Band 5                                               226,725.096               4.96            1,124,556
       Band 6                                             1,072,952.063               4.94            5,300,383
       Band 7                                             1,611,171.438               4.94            7,959,187
       Band 8                                               339,945.901               4.92            1,672,534
       Band 9                                               226,057.933               4.91            1,109,944
       Band 10                                              645,056.407               4.90            3,160,776
       Band 11                                              956,670.227               4.89            4,678,117
       Band 12                                              697,759.749               4.88            3,405,068
       Band 13                                              926,297.144               4.88            4,520,330
       Band 14                                            2,339,997.126               4.86           11,372,386
       Band 15                                                3,604.131               4.85               17,480
       Band 16                                               21,380.840               4.83              103,269
       Band 17                                              405,817.036               4.83            1,960,096
       Band 18                                              164,236.834               4.82              791,622
       Band 19                                              149,125.978               4.80              715,805
       Band 20                                              482,461.364               4.87            2,349,587
       Band 21                                              126,685.286               4.84              613,157
       Band 25                                               37,988.283               5.03              191,081
       Band 26                                               38,301.664               5.02              192,274
       Band 27                                               16,956.897               4.97               84,276
       Band 28                                                2,872.561               4.94               14,190
       Band 29                                               54,285.456               4.94              268,170
       Band 30                                               38,124.743               4.88              186,049
       Band 31                                                4,918.605               4.86               23,904


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

      Prudential Jennison (continued)
       Band 32                                                8,240.101     $         4.81       $      39,635
       Band 33                                                2,963.522               4.78              14,166
       Band 34                                                2,370.808               4.75              11,261
                                                         ---------------                        ---------------
                                                         10,635,479.761                         $   52,041,458
                                                         ===============                        ===============

     SP Jennison International Growth
     Contracts in accumulation period:
       Band 2                                                 1,624.696     $         5.04      $        8,188
       Band 4                                                18,000.086               5.00              90,000
       Band 5                                               137,420.685               4.99             685,729
       Band 6                                             1,224,200.448               4.98           6,096,518
       Band 7                                             1,327,427.702               4.97           6,597,316
       Band 8                                               145,887.173               4.95             722,142
       Band 9                                                85,029.257               4.95             420,895
       Band 10                                              547,165.286               4.94           2,702,997
       Band 11                                              666,122.820               4.93           3,283,986
       Band 12                                              544,406.729               4.92           2,678,481
       Band 13                                            1,072,010.101               4.92           5,274,290
       Band 14                                            1,418,736.024               4.90           6,951,807
       Band 15                                                7,719.311               4.89              37,747
       Band 16                                               53,287.773               4.88             260,044
       Band 17                                              430,691.353               4.87           2,097,467
       Band 18                                               39,878.209               4.86             193,808
       Band 19                                               91,090.447               4.85             441,789
       Band 20                                              429,645.231               4.91           2,109,558
       Band 21                                              185,619.799               4.89             907,681
       Band 25                                               60,059.676               5.05             303,301
       Band 26                                               32,081.117               5.04             161,689
       Band 27                                               16,004.917               5.00              80,025
       Band 28                                                2,271.361               4.98              11,311
       Band 29                                               47,133.900               4.97             234,255
       Band 30                                               30,368.289               4.92             149,412
       Band 31                                               20,535.120               4.90             100,622


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     SP Jennison International Growth
       Band 32                                                1,615.080     $         4.86       $        7,849
       Band 33                                                3,455.304               4.83               16,689
       Band 34                                                8,417.281               4.81               40,487
                                                         ---------------                         ---------------
                                                          8,647,905.175                          $   42,666,083
                                                         ===============                         ===============

     Putnam VT Discovery Growth
     Contracts in accumulation period:
       Band 9                                                 7,420.223     $         7.30       $       54,168
       Band 13                                                2,620.547               7.27               19,051
       Band 15                                               17,083.479               7.25              123,855
       Band 26                                               61,997.758               7.41              459,403
       Band 27                                               33,201.127               7.36              244,360
       Band 28                                                8,062.109               7.34               59,176
       Band 29                                              130,293.597               7.33              955,052
       Band 30                                               47,686.290               7.28              347,156
       Band 31                                               21,769.088               7.26              158,044
       Band 32                                               13,819.458               7.21               99,638
       Band 33                                               35,342.271               7.18              253,758
       Band 34                                                4,410.943               7.15               31,538
                                                         ---------------                         ---------------
                                                            383,706.890                          $    2,805,199
                                                         ===============                         ===============

     Putnam VT Growth and Income
     Contracts in accumulation period:
       Band 9                                                 7,334.916     $         8.21       $       60,220
       Band 13                                                6,442.819               8.17               52,638
       Band 15                                                3,582.148               8.14               29,159
       Band 26                                               92,431.050               8.50              785,664
       Band 27                                               10,808.713               8.44               91,226
       Band 28                                                1,020.950               8.41                8,586
       Band 29                                              112,313.453               8.40              943,433
       Band 30                                               53,590.675               8.35              447,482


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     Putnam VT Growth and Income (continued)
       Band 31                                               22,582.043     $         8.32       $      187,883
       Band 32                                               12,511.830               8.10              101,346
       Band 33                                                5,690.621               8.06               45,866
       Band 34                                                2,752.740               8.03               22,105
                                                         ---------------                         ---------------
                                                            331,061.958                          $    2,775,608
                                                         ===============                         ===============

     Putnam VT International Growth and Income
     Contracts in accumulation period:
       Band 9                                                 8,951.570     $         9.30       $       83,250
       Band 13                                                2,377.166               9.26               22,013
       Band 15                                               17,829.063               9.23              164,562
       Band 26                                               95,630.350               9.44              902,751
       Band 27                                               23,264.749               9.37              217,991
       Band 28                                                9,606.056               9.34               89,721
       Band 29                                              110,681.368               9.33            1,032,657
       Band 30                                               26,660.083               9.27              247,139
       Band 31                                               38,563.760               9.24              356,329
       Band 32                                                7,063.957               9.18               64,847
       Band 33                                                3,075.694               9.14               28,112
       Band 34                                               21,716.322               9.11              197,836
                                                         ---------------                         ---------------
                                                            365,420.138                          $    3,407,208
                                                         ===============                         ===============

     Smith Barney High Income
     Contracts in accumulation period:
       Band 22                                                3,135.294     $        13.63       $       42,734
       Band 23                                               19,230.899              13.46             258,848
                                                         ---------------                         --------------
                                                             22,366.193                          $     301,582
                                                         ===============                         ==============

     Smith Barney International All Cap Growth
     Contracts in accumulation period:
       Band 22                                                1,478.766     $        10.09       $      14,921
       Band 23                                               18,681.368               9.96             186,066
                                                         ---------------                        --------------
                                                            20,160.1134                          $     200,987
                                                         ===============                        ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     Smith Barney Large Cap Value
     Contracts in accumulation period:
       Band 22                                                2,195.864     $        15.83       $       34,761
       Band 23                                               21,341.402              15.63              333,566
                                                         ---------------                         ---------------
                                                             23,537.266                          $      368,327
                                                         ===============                         ===============

     Smith Barney Money Market
     Contracts in accumulation period:
       Band 23                                                6,764.424     $        12.46       $       84,285
                                                         ---------------                         ---------------
                                                              6,764.424                                  84,285
                                                         ===============                         ===============

     UBS Tactical Allocation
     Contracts in accumulation period:
       Band 9                                                10,183.990     $         8.01       $       81,574
       Band 13                                               10,600.710               7.98               84,594
       Band 15                                                9,221.153               7.95               73,308
       Band 26                                              119,820.726               8.13              974,143
       Band 27                                               35,190.184               8.07              283,985
       Band 28                                               17,923.326               8.05              144,283
       Band 29                                              111,400.295               8.04              895,658
       Band 30                                               44,765.975               7.98              357,232
       Band 31                                               27,051.718               7.96              215,332
       Band 32                                                7,455.241               7.91               58,971
       Band 33                                               10,395.464               7.87               81,812
       Band 34                                                  316.237               7.84                2,479
                                                         ---------------                        ----------------
                                                            404,325.019                          $    3,253,371
                                                         ===============                        ================


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



      Bands                                                Products
-------------------  --------------------------------------------------------------------------------------

Band 1               DVA 80
Band 2               DVA
Band 3               DVA Series 100
Band 4               DVA Plus - Standard (pre February 2000)
Band 5               DVA Plus - Standard (post January 2000 & post 2000)
Band 6               DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000 and
                     post January 2000), Access - Standard (pre February 2000),  Premium Plus - Standard
                     (pre February 2000), ES II (pre 2001), ES II - Standard (post 2000), Generations -
                     Standard, Opportunities - Standard
Band 7               DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post 2000),
                     Access - Standard (post January 2000 and post 2000), Premium Plus - Standard (post
                     January 2000 and post 2000), ES II - Deferred Ratchet (post 2000), Generations -
                     Deferred Ratchet
Band 8               DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post  2000),
                     DVA Plus - Max 5.5 (post January 2000), Access - Annual Ratchet (pre February 2000)
                     and 5.5% Solution (pre Feburary 2000), Premium Plus - Annual Ratchet (pre February
                     2000) and 5.5% Solution (pre February 2000), ES II - 5.5% Solution (post 2000),
                     Opportunities - 5.5% Solution
Band 9               DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000), Access
                     - 5.5% Solution (post January 2000 and post 2000), Premium Plus - Annual Ratchet
                     (post January 2000), Premium Plus - 5.5% Solution (post January 2000 and post 2000)
Band 10              DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual Ratchet
                     (post 2000), Generations - Annual Ratchet, Landmark - Standard, Opportunities -
                     Annual Ratchet
Band 11              Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
                     Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post 2000), ES II -
                     Max 5.5 (post 2000), Premium Plus - 7% Solution (pre February 2000), Premium Plus -
                     Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post January 2000),
                     Opportunities - Max 5.5
Band 12              Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post 2000),
                     Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000), Generations -
                     7% Solution, Opportunities - 7% Solution
Band 13              Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
                     April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000), Landmark
                     - 5.5% Solution
Band 14              Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post January
                     2000 and post 2000), Landmark - Annual Ratchet
Band 15              Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%
Band 16              Access - Annual Ratchet (post April 2001)
Band 17              Access - Max 5.5 (post April 2001), Landmark - Max 7
Band 18              Access - 7% Solution (post April 2001)
Band 19              Access  - Max 7 (post April 2001)
Band 20              ES II - Max 7 (post 2000), Generations - Max 7, Opportunities - Max 7

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SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



      Bands                                                Products
-------------------  --------------------------------------------------------------------------------------

Band 21              Landmark - 7% Solution
Band 22              Granite PrimElite - Standard
Band 23              Granite PrimElite - Annual Ratchet
Band 24              Access One
Band 25              Value
Band 26              VA Option I
Band 27              VA Option II
Band 28              VA Option III
Band 29              VA Bonus Option I
Band 30              VA Bonus Option II
Band 31              VA Bonus Option III
Band 32              SmartDesign Advantage Option I
Band 33              SmartDesign Advantage Option II
Band 34              SmartDesign Advantage Option III
Band 35              Rollover Choice Option I, Focus VA Option I
Band 36              Rollover Choice Option II, Focus VA Option II
Band 37              Rollover Choice Option III
Band 38              Signature Option I
Band 39              Signature Option II
Band 40              Signature Option III


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SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------

8.   Financial Highlights

     A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the nine months ended September 30, 2003 and the years ended December 31, 2002 and 2001, along with unit values and units outstanding for the year ended December 31, 2000, follows:



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

AIM V.I. Capital Appreciation
  2003                                         7    $8.46 to $8.51   $      58       -   %     0.75% to 1.10%           15.00%
  2002                                         4        $7.40               27      ***             0.75%                ***
  2001                                       ***         ***               ***      ***              ***                 ***
  2000                                       ***         ***               ***      ***              ***                 ***

AIM V.I. Core Equity
  2003                                        16    $9.21 to $10.25        155       -         0.75% to 1.00%           11.50%
  2002                                         5        $8.26               41      ***             0.75%                ***
  2001                                       ***         ***               ***      ***              ***                 ***
  2000                                       ***         ***               ***      ***              ***                 ***

AIM V.I. Dent Demographic Trends
  2003                                     4,532   $8.77 to $9.07       40,452       -        0.90% to 2.55%      21.13% to 22.76%
  2002                                     1,550   $7.24 to $7.38       11,335       -        0.95% to 2.55%     -34.00% to -32.91%
  2001                                       323   $10.97 to $11.00      3,550      **         0.95% to 2.25%             **
  2000                                       ***         ***               ***      **               **                   **

AIM V.I. Growth
  2003                                       215    $8.01 to $8.26       1,759       -         0.95% to 2.55%      15.75% to 17.00%
  2002                                       121    $6.92 to $7.06         848       -         0.95% to 2.55%     -32.94% to -31.79%
  2001                                        43   $10.32 to $10.35        443     1.09        0.95% to 1.90%             **
  2000                                        **          **                **      **               **                   **


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SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

AIM V.I. Premier Equity
  2003                                        16    $7.66 to $10.28  $     131       -   %     0.75% to 1.20%      12.32% to 12.43%
  2002                                        12    $6.82 to $6.84          80      ***        0.75% to 0.95%            ***
  2001                                       ***         ***               ***      ***              ***                 ***
  2000                                       ***         ***               ***      ***              ***                 ***

AllianceBernstein Growth and Income
  2003                                       927    $8.40 to $8.70       7,970     0.79        0.95% to 2.55%      16.18% to 17.57%
  2002                                       644    $7.23 to $7.40       4,730     3.91        0.95% to 2.55%     -24.45% to -23.00%
  2001                                       172    $9.57 to $9.61       1,653      **         0.95% to 1.90%             **
  2000                                        **          **                **      **               **                   **

Alliance Bernstein Premier Growth
  2003                                       443    $7.16 to $7.42       3,241       -         0.95% to 2.55%      11.66% to 13.11%
  2002                                       322    $6.41 to $6.56       2,094       -         0.95% to 2.55%     -32.66% to -31.52%
  2001                                       114    $9.52 to $9.58       1,091      **         0.95% to 2.40%             **
  2000                                        **          **                **      **               **                   **

AllianceBernstein Value
  2003                                       540    $9.42 to $9.76       5,196     0.81        0.95% to 2.55%      11.35% to 12.70%
  2002                                       315    $8.46 to $8.66       2,709     0.80        0.95% to 2.55%     -15.23% to -13.83%
  2001                                        59    $9.98 to $10.05        595      **         0.95% to 2.40%             **
  2000                                        **          **                **      **               **                   **

Fidelity(R) VIP Contrafund(R)
  2003                                     1,349    $9.60 to $10.45     13,308     0.19        0.75% to 2.55%      12.94% to 14.43%
  2002                                       513    $8.50 to $8.73       4,438     0.37        0.75% to 2.55%     -12.19% to -10.28%
  2001                                       122    $9.68 to $9.73       1,183      **         0.95% to 1.90%             **
  2000                                        **          **                **      **               **                   **


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SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

Fidelity(R) Equity-Income
  2003                                     9,966    $8.59 to $10.28  $  87,360     0.72  %     0.75% to 2.55%      11.56% to 13.02%
  2002                                     3,054    $7.70 to $7.91      23,851     1.09        0.75% to 2.55%     -18.95% to -17.69%
  2001                                       203    $9.55 to $9.61       1,949      **         0.95% to 2.20%             **
  2000                                        **          **                **      **               **                   **

Fidelity(R) VIP Growth
  2003                                    16,477    $7.33 to $10.51    123,230     0.05        0.75% to 2.55%      17.09% to 18.66%
  2002                                     3,655    $6.26 to $6.43      23,212     0.02        0.90% to 2.55%     -32.32% to 30.79%
  2001                                        75    $9.25 to $9.29         693      **         0.95% to 1.90%             **
  2000                                        **          **                **      **               **                   **

Fidelity(R) VIP Overseas
  2003                                         3    $9.65 to $10.87         32       -         0.75% to 1.00%            22.31%
  2002                                         1        $7.89                9     ***              0.75%                ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

Franklin SmallCap Value Securities
  2003                                        20   $10.00 to $10.04        200       -         0.75% to 0.95%      11.48% to 11.68%
  2002                                         2    $8.97 to $8.99          17     ***         0.75% to 0.95%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

Greenwich Appreciation
  2003                                        39   $15.46 to $15.64        605       -         1.25% to 1.40%      11.38% to 11.55%
  2002                                        42   $13.88 to $14.02        589     1.50        1.25% to 1.40%     -18.69% to -18.58%
  2001                                        42   $17.07 to $17.22        723     1.15        1.25% to 1.40%      -5.32% to -5.18%
  2000                                        46   $18.03 to $18.16        831      *                 *                    *


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SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

Galaxy VIP Asset Allocation
  2003                                         -           -         $       -     1.27  %            -                    -
  2002                                        78    $8.05 to $8.15         631     2.08        1.40% to 1.80%     -17.44% to -17.17%
  2001                                       128    $9.75 to $9.84       1,260     2.29        1.40% to 1.80%      -9.13% to -8.72%
  2000                                       129   $10.73 to $10.78      1,387      *                 *                    *

Galaxy VIP Growth and Income
  2003                                         -           -                 -      -                 -                    -
  2002                                        16    $7.44 to $7.56         122     0.09        1.40% to 1.90%     -27.84% to -27.31%
  2001                                        19   $10.31 to $10.40        201     0.15        1.40% to 1.80%      -5.67% to -5.28%
  2000                                        26   $10.93 to $10.98        284      *                 *                    *

Galaxy VIP High Quality Bond
  2003                                         -           -                 -     3.08               -                    -
  2002                                        10   $12.57 to $12.74        130     4.71        1.40% to 1.80%       8.36% to 8.89%
  2001                                        13   $11.60 to $11.70        152     5.35        1.40% to 1.80%       5.88% to 5.89%
  2000                                         7   $11.04 to $11.05         78      *                 *                    *

Galaxy VIP Small Company Growth
  2003                                         -           -                 -      -                 -                    -
  2002                                         7    $8.55 to $8.69          57      -          1.40% to 1.90%     -34.18% to -33.87%
  2001                                         6   $12.99 to $13.14         84      -          1.40% to 1.90%      -2.11% to -1.57%
  2000                                         5   $13.27 to $13.35         72      *                 *                    *

ING GET Fund - Series N
  2003                                     2,516   $10.10 to $10.32     25,630     2.62        1.45% to 2.40%       1.41% to 2.18%
  2002                                     2,862    $9.66 to $10.10     28,661     1.35        0.95% to 1.90%      -2.73% to -1.75%
  2001                                     3,009   $10.24 to $10.28     30,868     2.25        0.95% to 1.90%             **
  2000                                        **          **                **      **               **                   **


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SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING GET Fund - Series P
  2003                                    11,835    $9.88 to $10.20  $ 119,300     2.49 %      1.45% to 3.05%       0.71% to 1.80%
  2002                                    14,328    $9.81 to $10.02    143,846     0.07        0.75% to 2.55%      -1.80% to -0.20%
  2001                                    15,276    $9.99 to $10.04    153,045      **         0.95% to 2.55%             **
  2000                                        **          **                **      **               **                   **

ING GET Fund - Series Q
  2003                                    13,495   $10.08 to $10.42    138,426      -          1.25% to 3.05%       1.51% to 2.96%
  2002                                    16,855    $9.93 to $10.12    169,029     2.51        0.75% to 2.55%      -0.70% to 1.20%
  2001                                       190        $10.00           1,904      **         0.95% to 1.90%             **
  2000                                        **          **                **      **               **                   **

ING GET Fund - Series R
  2003                                    13,621   $10.18 to $10.47    140,707     0.01        1.25% to 3.05%       1.70% to 3.05%
  2002                                    16,911   $10.01 to $10.16    170,526     ***         0.75% to 2.55%            ***
  2001                                       ***         ***               ***     ***               ***                 ***
  2000                                       ***         ***               ***     ***               ***                 ***

ING Get Fund - Series S
  2003                                    16,864   $10.15 to $10.39    173,155     0.09        1.25% to 3.05%       1.70% to 3.08%
  2002                                    21,867    $9.98 to $10.08    219,270     ***         0.75% to 2.55%            ***
  2001                                       ***         ***               ***     ***               ***                 ***
  2000                                       ***         ***               ***     ***               ***                 ***

ING GET Fund - Series T
  2003                                    16,574   $10.18 to $10.37    170,132     0.13        1.25% to 3.05%       1.39% to 2.67%
  2002                                    23,643   $10.04 to $10.10    237,948     ***         0.75% to 2.55%            ***
  2001                                       ***         ***               ***     ***               ***                 ***
  2000                                       ***         ***               ***     ***               ***                 ***


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SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING GET Fund - Series U
  2003                                    17,355   $10.22 to $10.37  $ 178,573      -   %      1.25% to 3.05%       2.30% to 3.70%
  2002                                       105    $9.99 to $10.00      1,048     ***         0.75% to 2.20%            ***
  2001                                       ***         ***               ***     ***               ***                 ***
  2000                                       ***         ***               ***     ***               ***                 ***

ING GET Fund - Series V
  2003                                    37,332    $9.61 to $9.70     360,438     ****        1.25% to 3.05%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****

ING GET U.S. Core Portfolio - Series 1
  2003                                    23,775    $9.97 to $10.03    237,629     ****        1.25% to 3.05%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****

ING GET U.S. Core Portfolio - Series 2
  (Guaranteed)
  2003                                       219    $9.99 to $10.00      2,191     ****        1.25% to 3.05%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****

ING AIM Mid-Cap Growth
  2003                                    14,957   $11.56 to $13.01    182,308      -          0.80% to 2.25%      24.43% to 25.82%
  2002                                    14,324    $9.29 to $10.34    139,852      -          0.80% to 2.25%     -33.26% to -32.24%
  2001                                    17,855   $13.92 to $15.26    259,382      -          0.80% to 2.25%     -22.66% to -21.78%
  2000                                    19,182   $18.40 to $19.51    359,734      *                 *                    *


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SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING AIM Mid-Cap Growth Advisor
  2003                                       146   $12.00 to $12.06  $   1,756      -   %      1.40% to 1.85%      24.61% to 24.97%
  2002                                         8    $9.63 to $9.65          78     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***               ***                 ***
  2000                                       ***         ***               ***     ***               ***                 ***

ING Alliance Mid-Cap Growth
  2003                                    27,056   $13.39 to $14.95    380,282      -          0.80% to 2.25%      40.65% to 42.11%
  2002                                    24,777    $9.52 to $10.52    246,769      -          0.80% to 2.25%     -31.66% to -30.56%
  2001                                    27,303   $13.93 to $15.15    395,434      -          0.80% to 2.25%     -15.42% to -14.46%
  2000                                    27,139   $16.80 to $17.71    463,399      *                 *                    *

ING Alliance Mid-Cap Growth Advisor
  2003                                       166   $13.39 to $14.95      2,444      -          0.80% to 2.25%      40.86% to 41.49%
  2002                                        14   $10.45 to $10.46        148     ***               ***                 ***
  2001                                       ***         ***               ***     ***               ***                 ***
  2000                                       ***         ***               ***     ***               ***                 ***

ING American Funds Growth
  (Guaranteed)
  2003                                     1,570    $9.63 to $9.64      15,127     ****        0.95% to 2.55%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****

ING American Funds Growth-Income
  2003                                     1,275    $9.83 to $9.84      12,535     ****        0.95% to 2.55%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****


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SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING American Funds International
  2003                                       429   $10.18 to $10.19  $   4,371     **** %      0.95% to 2.40%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****

ING Capital Guardian Large Cap Value
  2003                                    51,050    $8.74 to $9.32     455,590      -          0.50% to 2.25%      19.07% to 20.57%
  2002                                    39,602    $7.34 to $7.73     295,688     0.25        0.50% to 2.25%     -25.48% to -24.22%
  2001                                    27,628    $9.85 to $10.20    275,489     0.25        0.50% to 2.25%      -5.43% to -4.44%
  2000                                     9,362   $10.50 to $10.59     98,545      *                 *                    *

ING Capital Guardian Large Cap Value
  Advisor
  2003                                       386   $12.22 to $12.28      4,732      -          1.40% to 1.85%      19.22% to 19.57%
  2002                                        32   $10.25 to $10.27        333     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***               ***                 ***
  2000                                       ***         ***               ***     ***               ***                 ***

ING Capital Guardian Managed Global
  2003                                    18,377   $14.77 to $17.94    292,324      -          0.50% to 2.25%      17.04% to 18.65%
  2002                                    16,459   $12.62 to $15.12    223,084     0.13        0.50% to 2.25%     -22.00% to -20.59%
  2001                                    14,451   $16.18 to $19.04    250,388     0.13        0.50% to 2.25%     -13.60% to -12.34%
  2000                                    11,365   $19.34 to $21.72    228,347      *                 *                    *

ING Capital Guardian Managed Global
  Advisor
  2003                                        81   $11.99 to $12.05        975      -          1.40% to 1.85%      17.20% to 17.68%
  2002                                         5        $10.23              50     ***         1.75% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***


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SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING Capital Guardian Small Cap
  2003                                    28,438   $15.06 to $17.28  $ 150,125      -   %      0.50% to 2.25%      21.75% to 23.43%
  2002                                    26,339   $12.37 to $14.00    341,146     0.12        0.80% to 2.25%     -27.11% to -25.80%
  2001                                    27,165   $16.97 to $18.87    480,513     0.13        0.50% to 2.25%      -3.40% to -1.97%
  2000                                    23,107   $17.94 to $19.25    422,097      *                 *                    *

ING Capital Guardian Small Cap Advisor
  2003                                       194   $11.84 to $11.90      2,301      -          1.40% to 1.85%      21.81% to 22.30%
  2002                                        33    $9.72 to $9.73         321     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Developing World
  2003                                    10,380    $7.45 to $8.09      80,376      -          0.80% to 2.25%      24.58% to 26.01%
  2002                                     9,702    $5.98 to $6.42      60,000      -          0.80% to 2.25%     -12.70% to -11.45%
  2001                                    10,141    $6.85 to $7.25      71,466     1.18        0.80% to 2.25%       -7.10 to -5.97%
  2000                                     7,211    $7.47 to $7.71      54,398      *                 *                    *

ING Developing World Advisor
  2003                                        87   $12.10 to $12.16      1,051      -          1.40% to 1.85%      24.74% to 25.23%
  2002                                         8    $9.70 to $9.71          79     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Eagle Asset Value Equity
  2003                                    11,407   $14.78 to $17.25    183,368      -          0.80% to 2.25%       8.28% to 9.73%
  2002                                    11,740   $13.65 to $15.72    173,239     0.69        0.80% to 2.25%     -20.82% to -17.70%
  2001                                    10,991   $17.24 to $19.10    199,039     0.85        0.80% to 2.25%      -6.21% to -5.21%
  2000                                     9,358   $18.85 to $20.15    180,722      *                 *                    *


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SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING Eagle Asset Value Equity Advisor
  2003                                        72   $10.45 to $10.50  $     754      -   %      1.40% to 1.85%       8.73% to 9.03%
  2002                                        11    $9.61 to $9.63         107     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING FMR Diversified Mid-Cap
  2003                                    16,301    $8.19 to $8.53     135,693      -          0.90% to 2.25%      15.45% to 16.69%
  2002                                    12,695    $7.09 to $7.31      91,159     0.29        0.90% to 2.25%     -21.13% to -20.11%
  2001                                     6,381    $8.99 to $9.15      59,814     0.48        0.90% to 2.25%      -8.41% to -7.79%
  2000                                     1,150    $9.87 to $9.88      11,358      *                 *                    *

ING FMR Diversified Mid-Cap Advisor
  2003                                       241   $10.95 to $11.00      2,646      -          1.40% to 1.85%      15.63% to 16.03%
  2002                                        23    $9.47 to $9.48         220     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Goldman Sachs Internet Tollkeeper
  2003                                     6,500    $5.59 to $5.78      36,837      -          0.90% to 2.25%      22.05% to 23.29%
  2002                                     2,769    $4.58 to $4.69      12,802      -          0.90% to 2.25%     -39.50% to -38.61%
  2001                                       709    $7.57 to $7.64       5,389      **         0.90% to 2.25%             **
  2000                                        **          **                **      **               **                   **

ING Goldman Sachs Internet Tollkeeper
  Advisor
  2003                                       113   $12.71 to $12.78      1,432      -          1.40% to 1.85%      22.21% to 22.65%
  2002                                         5   $10.40 to $10.42         53     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***


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SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING Hard Assets
  2003                                     5,766   $15.20 to $18.86  $  95,833      -   %      0.80% to 2.25%      22.19% to 23.51%
  2002                                     4,986   $12.44 to $15.93     67,753     0.68        0.50% to 2.25%      -1.50% to 4.32%
  2001                                     2,395   $12.63 to $15.27     33,209      -          0.80% to 2.25%     -13.82% to -12.84%
  2000                                     2,584   $15.34 to $17.52     41,509      *                 *                    *

ING Hard Assets Advisor
  2003                                       133   $12.03 to $12.09      1,600      -          1.40% to 1.85%      22.51% to 22.99%
  2002                                        10    $9.82 to $9.83          97     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING International
  2003                                    17,701    $7.64 to $8.53     141,663      -          0.80% to 2.25%      12.35% to 13.58%
  2002                                    16,969    $6.80 to $7.46     120,477     0.75        0.90% to 2.25%     -18.76% to -16.93%
  2001                                    16,734    $8.37 to $8.98     144,061      -          0.90% to 2.10%     -24.87% to -22.18%
  2000                                    17,171   $11.23 to $11.73    194,618      *                 *                    *

ING International Advisor
  2003                                       272   $11.02 to $11.08      3,005      -          1.40% to 1.85%      12.56% to 13.06%
  2002                                        26    $9.79 to $9.80         254     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Janus Growth and Income
  Advisor
  2003                                    26,413    $7.43 to $7.81     201,399      -          0.90% to 2.55%       8.15% to 9.56%
  2002                                    18,616    $6.87 to $7.13     130,345     0.45        0.90% to 2.55%     -21.75% to -20.16%
  2001                                    10,487    $8.78 to $8.93      92,720     1.02        0.90% to 2.55%     -11.18% to -10.34%
  2000                                     1,280    $9.93 to $9.96      12,726      *                 *                    *


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SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING Janus Growth and Income Advisor
  2003                                       514   $10.53 to $10.58  $   5,426      -   %      1.40% to 1.85%       8.44% to 8.85%
  2002                                        60    $9.71 to $9.73         587     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Janus Special Equity
  2003                                     5,384    $7.70 to $8.02      42,179      -          0.90% to 2.25%      29.19% to 30.51%
  2002                                     3,609    $5.96 to $6.15      21,794     ***         0.90% to 2.25%     -27.58% to -26.61%
  2001                                     2,932    $8.23 to $8.38      24,325     0.37        0.90% to 2.25%      -6.87% to -6.19%
  2000                                       663    $8.88 to $8.89       5,891      *                 *                    *

ING Janus Special Equity Advisor
  2003                                        36   $12.46 to $12.52        445      -          1.40% to 1.85%      29.52% to 30.01%
  2002                                         6    $9.62 to $9.63          56     ***         1.40% to 1.75%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Jennison Equity Opportunities
  2003                                    17,342   $15.38 to $18.19    288,190      -          0.80% to 2.25%      12.10% to 13.33%
  2002                                    19,040   $13.72 to $16.05    280,954     0.13        0.80% to 2.25%     -30.85% to -29.82%
  2001                                    20,717   $19.84 to $22.87    440,209     0.07        0.80% to 2.25%     -14.67% to -13.67%
  2000                                    19,193   $24.06 to $26.49    477,934      *                 *                    *

ING Jennison Equity Opportunities
  Advisor
  2003                                       100   $10.95 to $11.01      1,092      -          1.40% to 1.85%      12.42% to 12.92%
  2002                                         3    $9.74 to $9.75          34     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING JPMorgan Fleming Small Cap Equity
  2003                                     4,486    $9.01 to $9.22   $  40,909      -   %      0.90% to 2.55%      15.81% to 17.15%
  2002                                     1,212    $7.79 to $7.87       9,490     ***         0.90% to 2.40%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING JPMorgan Fleming Small Cap Equity
  Advisor
  2003                                       599   $11.00 to $11.05      6,605      -          1.40% to 1.85%      16.03% to 16.44%
  2002                                        54    $9.48 to $9.49         511     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Julius Baer Foreign
  2003                                     2,055    $9.04 to $9.26      18,808      -          0.90% to 2.55%      10.78% to 12.24%
  2002                                       608    $8.17 to $8.25       4,990     ***         0.90% to 2.40%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Julius Baer Foreign Advisor
  2003                                       142   $10.84 to $10.89      1,544      -          1.40% to 1.85%      11.28% to 11.58%
  2002                                        17    $9.74 to $9.76         165     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Limited Maturity Bond
  2003                                    28,806   $17.99 to $23.33    570,674      -          0.50% to 2.25%       0.84% to 2.15%
  2002                                    28,506   $17.84 to $22.84    558,941     3.62        0.50% to 2.25%       4.82% to 6.68%
  2001                                    19,509   $17.02 to $21.41    364,062     4.84        0.50% to 2.25%       6.78% to 8.30%
  2000                                    11,438   $16.67 to $19.77    200,958      *                 *                    *


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING Liquid Assets
  2003                                    60,885    $9.99 to $17.99  $ 927,658     0.58 %      0.50% to 2.55%      -1.34% to 0.17%
  2002                                    66,797   $13.46 to $17.34  1,023,179     1.42        0.50% to 2.55%      -1.34% to 0.96%
  2001                                    69,541   $13.62 to $17.79  1,071,485     3.59        0.50% to 2.55%       1.86% to 3.01%
  2000                                    44,678   $14.50 to $16.61    679,666      *                 *                    *

ING Liquid Assets Advisor
  2003                                       846    $9.88 to $9.93       8,381     0.39        1.40% to 1.85%      -1.00% to -0.60%
  2002                                       180    $9.98 to $9.99       1,800     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Marisco Growth
  2003                                    55,528   $11.90 to $13.56    693,860      -          0.50% to 2.25%      19.96% to 21.56%
  2002                                    53,954    $9.92 to $11.18    560,041      -          0.50% to 2.25%     -31.16% to -29.91%
  2001                                    66,921   $14.41 to $15.95  1,002,892      -          0.50% to 2.25%     -31.55% to -30.59%
  2000                                    67,525   $21.49 to $22.98  1,474,980      *                 *                    *

ING Marisco Growth Advisor
  2003                                       470   $11.75 to $11.80      5,531      -          1.40% to 1.85%      20.39% to 20.78%
  2002                                         9    $9.76 to $9.78          92     ***         1.40% to 1.75%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Mercury Focus Value
  2003                                     1,816    $9.48 to $9.67      17,534      -          0.90% to 2.25%      13.93% to 15.12%
  2002                                       710    $8.32 to $8.40       5,931     ***         0.90% to 2.25%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING Mercury Focus Value Advisor
  2003                                        44   $11.60 to $11.65  $     506      -   %      1.40% to 1.85%      14.17% to 14.55%
  2002                                         5   $10.16 to $10.17         48     ***         1.65% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Mercury Fundamental Growth
  2003                                     1,070    $8.90 to $9.07       9,600      -          0.90% to 2.25%      12.23% to 13.38%
  2002                                       345    $7.93 to $8.00       2,742     ***         0.90% to 2.15%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Mercury Fundamental Growth Advisor
  2003                                        58   $10.61 to $10.67        622      -          1.40% to 1.85%      12.39% to 12.91%
  2002                                        11    $9.44 to $9.45         108     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING MFS Mid-Cap Growth
  2003                                    28,960   $18.51 to $21.71    568,032      -          0.50% to 2.25%      23.65% to 25.35%
  2002                                    27,548   $14.97 to $17.32    435,581      -          0.50% to 2.25%     -49.97% to -49.07%
  2001                                    29,521   $29.92 to $34.01    928,290     0.37        0.50% to 2.25%     -25.09% to -24.25%
  2000                                    27,623   $40.98 to $43.92  1,158,061      *                 *                    *

ING MFS Mid-Cap Growth Advisor
  2003                                       486   $12.08 to $12.14      5,880      -          1.40% to 1.85%      23.90% to 24.26%
  2002                                        56    $9.75 to $9.77         549     ***         1.40% to 1.80%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING MFS Research
  2003                                    27,533   $15.17 to $17.78  $ 454,861      -   %      0.80% to 2.55%      10.33% to 11.75%
  2002                                    28,285   $13.75 to $15.91    421,035     0.41        0.80% to 2.55%     -28.35% to -25.45%
  2001                                    31,622   $19.19 to $21.34    637,711     0.12        0.80% to 2.25%     -22.97% to -22.09%
  2000                                    30,638   $25.56 to $27.39    800,528      *                 *                    *

ING MFS Research Advisor
  2003                                       140   $10.74 to $10.79      1,501      -          1.40% to 1.85%      10.71% to 11.12%
  2002                                        34    $9.70 to $9.72         326     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING MFS Total Return
  2003                                    50,981   $10.23 to $22.51  1,035,948      -          0.50% to 2.55%       6.98% to 8.64%
  2002                                    45,174   $17.48 to $20.72    853,266     2.36        0.50% to 2.55%      -7.51% to -5.56%
  2001                                    39,136   $18.90 to $21.94    793,394     4.88        0.50% to 2.55%      -1.44% to -0.32%
  2000                                    29,621   $20.10 to $21.54    608,868      *                 *                    *

ING MFS Total Return Advisor
  2003                                     1,077   $10.76 to $10.81     11,605      -          1.40% to 1.85%       7.28% to 7.67%
  2002                                        95   $10.03 to $10.04        955     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING PIMCO Core Bond
  2003                                    40,241   $10.26 to $13.91    514,836      -          0.75% to 2.55%       2.34% to 3.75%
  2002                                    34,238   $11.55 to $13.41    425,125     3.72        0.80% to 2.55%       3.69% to 8.23%
  2001                                     9,873   $11.14 to $12.39    114,996     0.40        0.80% to 2.55%       0.53% to 1.64%
  2000                                     3,438   $11.37 to $12.19     40,000      *                 *                    *


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING PIMCO Core Bond Advisor
  2003                                     1,272   $10.53 to $10.58  $  13,415      -   %      1.40% to 1.85%       2.83% to 3.12%
  2002                                        97   $10.24 to $10.26        992     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Salomon Brothers All Cap
  2003                                    34,404    $9.83 to $10.52    351,535      -          0.90% to 2.25%      20.02% to 21.20%
  2002                                    29,232    $8.34 to $8.68     247,740     0.22        0.90% to 2.25%     -27.23% to -26.19%
  2001                                    25,814   $11.46 to $11.76    299,314     1.47        0.90% to 2.25%       0.00% to 0.94%
  2000                                     9,062   $11.54 to $11.65    104,883      *                 *                    *

ING Salomon Brothers All Cap Advisor
  2003                                       317   $11.46 to $11.51      3,634      -          1.40% to 1.85%      20.38% to 20.78%
  2002                                        18    $9.52 to $9.53         176     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Salomon Brother Investors
  2003                                    12,677    $8.97 to $9.43     116,138      -          0.90% to 2.25%      13.98% to 15.14%
  2002                                    11,516    $7.87 to $8.19      92,136     0.81        0.90% to 2.25%     -24.69% to -23.67%
  2001                                     8,646   $10.45 to $10.73     91,400     1.30        0.90% to 2.25%      -6.16% to -5.13%
  2000                                     1,917   $11.21 to $11.31     21,558      *                 *                    *

ING Salomon Brother Investors Advisor
  2003                                        72   $11.14 to $11.19        800      -          1.40% to 1.85%      14.36% to 14.65%
  2002                                        30    $9.74 to $9.75         297     ***         1.65% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING T. Rowe Price Capital Appreciation
  2003                                    38,761   $27.10 to $33.63  1,152,441      -   %      0.80% to 2.25%       9.49% to 10.73%
  2002                                    34,525   $24.75 to $30.37    935,079     1.72        0.80% to 2.25%      -1.79% to -0.33%
  2001                                    23,375   $25.20 to $30.47    644,971     3.34        0.80% to 2.25%       7.85% to 9.02%
  2000                                    13,395   $24.47 to $27.95    345,651      *                 *                    *

ING T. Rowe Price Capital Appreciation
  Advisor
  2003                                     1,168   $10.96 to $11.01     12,814      -          1.40% to 1.85%       9.70% to 9.99%
  2002                                        89    $9.99 to $10.01        894     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING T. Rowe Price Equity Income
  2003                                    24,093   $19.74 to $25.61    524,100      -          0.50% to 2.25%       9.00% to 10.48%
  2002                                    20,545   $81.11 to $23.18    409,670     1.34        0.50% to 2.25%     -15.14% to -13.64%
  2001                                    17,698   $21.34 to $26.84    416,763     1.95        0.50% to 2.25%      -0.58% to 1.46%
  2000                                    12,207   $22.48 to $26.61    291,793      *                 *                    *

ING T. Rowe Price Equity Income Advisor
  2003                                       671   $10.72 to $10.77      7,199      -          1.40% to 1.85%       9.27% to 9.56%
  2002                                        65    $9.81 to $9.83         640     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING UBS U.S. Balanced
  2003                                     7,243    $7.66 to $7.98      56,424      -          0.90% to 2.25%       7.58% to 8.59%
  2002                                     6,551    $7.12 to $7.35      47,241     1.11        0.90% to 2.25%     -16.73% to -15.52%
  2001                                     5,718    $8.55 to $8.70      49,242     1.78        0.90% to 2.25%      -8.32% to -7.68%
  2000                                       501    $9.37 to $9.38       4,696      *                 *                    *


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING UBS U.S. Balanced Advisor
  2003                                        30   $10.55 to $10.57  $     318     **** %      1.40% to 1.85%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****

ING Van Kampen Equity Growth
  2003                                     2,361    $8.60 to $8.77      20,477      -          0.90% to 2.25%      10.54% to 11.73%
  2002                                       559    $7.78 to $7.85       4,362     ***         0.90% to 2.25%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Van Kampen Equity Growth Advisor
  2003                                       403   $10.68 to $10.74      4,310      -          1.40% to 1.85%      10.90% to 11.31%
  2002                                        48    $9.63 to $9.64         458     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Van Kampen Global Franchise
  2003                                     4,249    $9.45 to $9.65      40,487      -          0.80% to 2.25%       7.39% to 8.67%
  2002                                     1,661    $8.80 to $8.88      14,670     ***         0.80% to 2.25%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Van Kampen Global Franchise Advisor
  2003                                       941   $10.24 to $10.28      9,652      -          1.40% to 1.85%       7.68% to 7.99%
  2002                                        74    $9.51 to $9.52         708     ***         1.40% to 1.85%            ***%
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING Van Kampen Growth and Income
  2003                                    30,980   $18.62 to $22.22  $ 617,278      -   %      0.50% to 2.25%      11.03% to 12.45%
  2002                                    30,992   $16.77 to $19.76    554,608     0.84        0.50% to 2.25%     -16.69% to -15.19%
  2001                                    34,270   $20.13 to $23.30    732,049     0.30        0.50% to 2.25%     -13.63% to -12.68%
  2000                                    34,836   $24.00 to $26.02    860,338      *                 *                    *

ING Van Kampen Growth and Income
  Advisor
  2003                                     1,425   $10.87 to $10.92     15,514      -          1.40% to 1.85%      11.15% to 1.54%
  2002                                       101    $9.78 to $9.79         990     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Van Kampen Real Estate
  2003                                     8,236   $31.01 to $40.23    280,771      -          0.50% to 2.25%      24.84% to 26.51%
  2002                                     6,881   $24.84 to $31.80    187,607     3.73        0.50% to 2.25%      -2.05% to 0.31%
  2001                                     4,535   $25.36 to $31.90    126,169     4.29        0.50% to 2.25%       6.07% to 7.28%
  2000                                     3,804   $25.04 to $28.59    100,303      *                 *                    *

ING Van Kampen Real Estate Advisor
  2003                                       362   $12.01 to $12.07      4,352      -          1.40% to 1.85%      25.10% to 25.60%
  2002                                        29    $9.60 to $9.61         276     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Alger Aggressive Growth
  2003                                        39    $8.70 to $10.67        342     ****        0.75% to 1.00%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING Alger Growth
  2003                                        14    $7.82 to $10.45  $     115      -   %      0.75% to 1.00%           19.21%
  2002                                         6        $6.56               39     ***              0.75%                ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING American Century Small Cap Value
  2003                                        13    $9.52 to $10.36        123      -          0.75% to 1.20%           17.53%
  2002                                         -        $8.10                2     ***              0.95%                ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Baron Small Cap Growth
  2003                                        50   $10.42 to $10.47        521     ****        0.75% to 1.20%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****

ING JPMorgan Fleming International
  2003                                       207    $8.98 to $10.55      2,099     0.19        0.75% to 2.25%      10.46% to 10.69%
  2002                                         1    $8.13 to $8.14           7     ***         0.75% to 0.95%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING JPMorgan Mid Cap Value
  2003                                       269   $10.42 to $10.69      2,835      -          0.75% to 2.55%      14.63% to 16.20%
  2002                                        33    $9.09 to $9.19         301     ***         0.95% to 2.55%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING MFS(R) Capital Opportunities
  (Initial Class)
  2003                                       267    $6.86 to $7.11   $   1,869     0.19 %      0.95% to 2.55%      13.76% to 15.05%
  2002                                       209    $6.04 to $6.18       1,280      -          0.95% to 2.40%     -37.64% to -32.29%
  2001                                        78    $8.92 to $9.91         698      **         0.95% to 1.90%             **
  2000                                        **          **                **      **               **                   **

ING MFS(R) Capital Opportunities
  (Service Class)
  2003                                        36        $7.89              283      -               0.75%               15.18%
  2002                                        11        $6.85               72     ***              0.75%                ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING MFS Global Growth
  2003                                        59    $9.41 to $9.66         568      -          0.75% to 2.55%      14.06% to 15.69%
  2002                                         9    $8.27 to $8.35          75     ***         0.75% to 2.20%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING MFS Research Equity
  2003                                        10    $8.18 to $10.19         84     ****        0.75% to 1.35%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****

ING OpCap Balanced Value
  2003                                        35        $9.28              322     2.68             0.75%               18.97%
  2002                                        16        $7.80              126     ***              0.75%                ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING PIMCO Total Return
  2003                                       131   $10.23 to $11.11  $   1,449     0.78 %      0.75% to 1.20%            3.35%
  2002                                        55       $10.75              593     ***              0.75%                ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Salomon Brothers Aggressive Growth
  2003                                       252    $8.82 to $9.84       2,476     ****        1.00% to 2.25%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****

ING Salomon Brothers Fundamental Value
  2003                                        46    $9.11 to $9.48         428     2.29        0.75% to 1.10%           23.35%
  2002                                         1        $7.41                9     ***              0.75%                ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Salomon Brothers Investors Value
  2003                                        33    $8.71 to $8.76         292     0.68        0.75% to 1.10%           15.11%
  2002                                         -        $7.61                4     ***              0.75%                ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING T. Rowe Price Growth Equity
  2003                                       192    $8.69 to $10.34      1,700     0.22       15.87% to 16.36%      0.75% to 1.20%
  2002                                        19    $7.51 to $7.52         144     ***         0.75% to 0.95%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING UBS Tactical Asset Allocation
  2003                                         5        $8.52        $      46      -   %           0.75%               13.00%
  2002                                         -        $7.54                2     ***              0.75%                ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Van Kampen Comstock
  2003                                     2,521    $9.39 to $10.40     23,955      -          0.75% to 2.55%      13.96% to 15.47%
  2002                                       210    $8.24 to $8.34       1,737     ***         0.75% to 2.40%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING VIT Worldwide Growth
  2003                                     7,035    $5.76 to $6.10      41,697      -          0.90% to 2.55%      14.06% to 15.59%
  2002                                     5,299    $5.05 to $5.28      27,358     2.00        0.90% to 2.55%     -27.02% to -25.42%
  2001                                     2,863    $6.92 to $7.08      20,014      -          0.90% to 2.25%     -20.18% to -19.36%
  2000                                       635    $8.72 to $8.78       5,554      *                 *                    *

ING VP Balanced
  2003                                        65   $10.31 to $10.58        686     ****        0.75% to 1.20%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****

ING VP Bond
  2003                                     6,558   $10.27 to $11.15     72,179     2.14        0.75% to 2.25%       3.21% to 4.30%
  2002                                     4,668   $10.58 to $10.69     49,590     ***         0.80% to 2.25%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING VP Growth
  2003                                        33    $8.10 to $8.15   $     267      -   %      0.75% to 1.10%           17.44%
  2002                                         7        $6.94               46     ***              0.75%                ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING VP Index Plus LargeCap
  2003                                     4,385    $7.85 to $10.29     35,281     0.79        0.75% to 2.55%      10.41% to 11.81%
  2002                                       634    $7.11 to $7.31       4,589     0.15        0.75% to 2.55%     -29.03% to -22.23%
  2001                                        87    $9.36 to $9.40         812     2.73        0.95% to 1.90%             **
  2000                                        **          **                **      **               **                   **

ING VP Index Plus MidCap
  2003                                     1,168    $9.67 to $10.65     11,606     0.31        0.75% to 2.55%      14.98% to 16.44%
  2002                                       692    $8.41 to $8.64       5,909     0.31        0.75% to 2.55%     -14.79% to -12.82%
  2001                                        83    $9.87 to $9.91         820      **         0.95% to 1.90%             **
  2000                                        **          **                **      **               **                   **

ING VP Index Plus SmallCap
  2003                                       811    $9.90 to $10.54      8,241     0.10        0.75% to 2.55%      16.88% to 18.51%
  2002                                       465    $8.47 to $8.70       4,005     0.36        0.75% to 2.55%     -15.89% to -13.95%
  2001                                        67   $10.07 to $10.11        680      **         0.95% to 1.90%             **
  2000                                        **          **                **      **               **                   **

ING VP International Equity
  2003                                         7        $8.23               57     ****             0.75%                ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING VP Small Company
  2003                                        70    $9.28 to $10.70  $     660     0.25 %      0.75% to 1.35%      23.24% to 23.41%
  2002                                        21    $7.54 to $7.56         156     ***         0.75% to 0.95%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING VP Value Opportunity
  2003                                       241    $7.01 to $7.30       1,734     0.71        0.75% to 2.55%       8.51% to 10.11%
  2002                                       166    $6.46 to $6.63       1,086     0.40        0.75% to 2.55%     -28.22% to -26.66%
  2001                                        33    $9.00 to $9.04         298      **         0.95% to 1.90%             **
  2000                                        **          **                **      **               **                   **

ING VP Convertible
  2003                                       296   $10.61 to $10.99      3,209     0.94        0.95% to 2.55%      11.92% to 13.30%
  2002                                       107    $9.48 to $9.70       1,034     3.17        0.95% to 2.55%      -9.37% to -7.79%
  2001                                        18   $10.46 to $10.52        194   (10.36)       0.95% to 2.20%             **
  2000                                        **          **                **      **               **                   **

ING VP Growth and Income
  2003                                       126   $10.26 to $10.77      1,357     ****        0.75% to 1.00%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****

ING VP Growth Opportunities
  2003                                     3,251    $6.05 to $6.27      19,919      -          0.75% to 2.25%      16.57% to 17.86%
  2002                                     1,895    $5.19 to $5.32       9,918      -          0.75% to 2.25%     -33.03% to -32.10%
  2001                                       671    $7.75 to $7.82       5,219      **         0.90% to 2.25%             **
  2000                                        **          **                **      **               **                   **


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING International Value
  2003                                        37    $9.67 to $10.73  $     361      -   %      0.75% to 1.00%      14.44% to 14.52%
  2002                                         5    $8.45 to $8.47          42     ***         0.75% to 0.95%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING VP Large Company Value
  2003                                       189    $8.72 to $9.04       1,686     0.15        0.95% to 2.55%      11.22% to 12.58%
  2002                                       120    $7.84 to $8.03         958     1.28        0.95% to 2.55%     -24.40% to -23.16%
  2001                                        15   $10.37 to $10.45        156     0.92        0.95% to 2.55%             **
  2000                                        **          **                **      **               **                   **

ING VP LargeCap Growth
  2003                                       259    $7.12 to $7.38       1,888      -          0.95% to 2.25%      17.43% to 18.84%
  2002                                       163    $6.06 to $6.21       1,006     0.48        0.95% to 2.25%     -36.68% to -35.45%
  2001                                        56    $9.57 to $9.62         533      **         0.95% to 2.25%             **
  2000                                        **          **                **      **               **                   **

ING VP MagnaCap
  2003                                     2,433    $7.85 to $8.17      19,499     0.46        0.90% to 2.55%      12.63% to 14.11%
  2002                                     1,746    $7.00 to $7.16      12,338     1.02        0.90% to 2.25%     -24.73% to -23.74%
  2001                                       579    $9.30 to $9.39       5,402     1.36        0.90% to 2.25%             **
  2000                                        **          **                **      **               **                   **

ING VP MidCap Opportunities
  2003                                        28        $8.81              250      -               0.75%                4.01%
  2002                                         2        $7.24               12     ***              0.75%                ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING VP SmallCap Opportunities
  2003                                    11,824    $5.56 to $5.77   $  66,673      -   %      0.75% to 2.25%      22.10% to 23.55%
  2002                                     6,553    $4.55 to $4.67      30,118      -          0.75% to 2.25%     -45.05% to -44.14%
  2001                                     1,737    $8.28 to $8.36      14,437      **         0.90% to 2.25%             **
  2000                                        **          **                **      **               **                   **

INVESCO VIF - Financial Services
  2003                                     5,215    $8.78 to $9.13      46,699      -          0.80% to 2.55%      13.58% to 15.13%
  2002                                     2,931    $7.73 to $7.92      22,941     1.15        0.90% to 2.55%     -17.15% to -15.76%
  2001                                       256    $9.33 to $9.39       2,404     2.70        0.95% to 2.25%             **
  2000                                        **          **                **      **               **                   **

INVESCO VIF - Health Sciences
  2003                                     7,678    $8.46 to $8.80      66,241      -          0.80% to 2.55%      12.50% to 13.99%
  2002                                     4,013    $7.52 to $7.72      30,558      -          0.90% to 2.55%     -26.42% to -24.98%
  2001                                     1,052   $10.22 to $10.29     10,790     3.60        0.95% to 2.55%             **
  2000                                        **          **                **      **               **                   **

INVESCO VIF - Leisure
  2003                                     2,372    $9.35 to $9.57      22,451      -          0.95% to 2.55%      11.71% to 12.99%
  2002                                       724    $8.39 to $8.47       6,097     ***         0.95% to 2.25%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

INVESCO VIF - Utilities
  2003                                     3,004    $6.65 to $6.92      20,371      -          0.80% to 2.55%       6.23% to 7.64%
  2002                                     1,227    $6.26 to $6.43       7,783     1.12        0.95% to 2.55%     -22.62% to -20.91%
  2001                                       119    $8.09 to $8.13         964     3.07        0.95% to 1.90%             **
  2000                                        **          **                **      **               **                   **


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

Janus Aspen Series Balanced
  2003                                       435    $9.73 to $10.24  $   4,261     0.80 %      0.75% to 1.20%       5.65% to 5.95%
  2002                                        54    $9.21 to $9.25         496     ***         0.75% to 1.10%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

Janus Aspen Series Flexible Income
  2003                                       153   $10.27 to $11.54      1,763     0.88        0.75% to 1.20%       4.75% to 5.00%
  2002                                        26   $10.97 to $10.99        283     ***         0.75% to 0.95%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

Janus Aspen Series Growth
  2003                                        98    $8.26 to $10.35        832      -          0.75% to 1.10%      15.36% to 15.58%
  2002                                        27        $7.19              192     ***              0.75%                ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

Janus Aspen Series Worldwide Growth
  2003                                       857    $7.25 to $10.31      6,415     0.62        0.75% to 2.55%       7.41% to 8.95%
  2002                                       515    $6.75 to $6.93       3,534     0.52        0.75% to 2.55%     -27.58% to 26.20%
  2001                                       139    $9.32 to $9.39       1,298     0.33        0.95% to 2.40%             **
  2000                                        **          **                **      **               **                   **

Colonial Small Cap Value
  2003                                       904   $11.94 to $11.99     10,812     ****        1.25% to 2.25%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

Liberty Asset Allocation
  2003                                        50   $11.10 to $11.12  $     560     **** %      1.40% to 1.80%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****

LIberty Equity
  2003                                        81    $7.21 to $7.35         595      -          1.40% to 1.90%      11.61% to 11.89%
  2002                                        75    $6.46 to $6.57         487     0.23        1.40% to 1.90%     -29.17% to -28.66%
  2001                                        88    $9.12 to $9.21         807      -          1.40% to 1.80%     -19.72% to -19.28%
  2000                                        94   $11.36 to $11.41      1,071      *                 *                    *

Liberty Federal Securities
  2003                                         9   $10.11 to $12.95         88     ****        0.75% to 1.70%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****

Liberty Small Company Growth
  2003                                         5    $9.32 to $12.92         65     ****        0.75% to 1.80%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****

Oppenheimer Global Securities
  2003                                       188    $9.26 to $10.76      1,775     0.30        0.75% to 1.35%      21.20% to 21.51%
  2002                                        27    $7.64 to $7.67         205     ***         0.75% to 1.10%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

Oppenheimer Strategic Bond
  2003                                        20   $10.51 to $11.94  $     233     1.61 %      0.75% to 1.35%      11.74% to 11.90%
  2002                                         2   $10.65 to $10.67         16     ***         0.75% to 0.95%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

PIMCO High Yield
  2003                                    47,912   $10.67 to $11.93    536,751     5.71        0.50% to 2.55%      14.48% to 16.16%
  2002                                    31,353    $9.32 to $10.27    305,237     8.20        0.80% to 2.55%      -4.80% to -1.63%
  2001                                    23,564    $9.79 to $10.44    236,343     7.91        0.50% to 2.25%     -19.72% to -19.28%
  2000                                    16,336    $9.88 to $10.17    162,857      *                 *             0.30% to 1.57%

PIMCO StocksPLUS Growth and Income
  2003                                    19,426    $8.84 to $9.58     177,728     1.17        0.80% to 2.25%      14.36% to 15.70%
  2002                                    22,790    $7.73 to $8.28     181,637     2.69        0.80% to 2.25%     -22.00% to -20.84%
  2001                                    23,718    $9.91 to $10.46    241,065     4.22        0.80% to 2.25%     -13.15% to -12.17%
  2000                                    22,158   $11.56 to $11.91    257,484      *                 *                    *

Pioneer Equity-Income VCT
  2003                                        94    $8.96 to $10.18        860     1.35        0.75% to 1.35%       8.59% to 8.82%
  2002                                        22    $8.27 to $8.28         179     ***         0.75% to 0.95%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

Pioneer Fund VCT
  2003                                     5,804    $7.92 to $8.25      46,877     0.62        0.75% to 2.55%       7.76% to 9.42%
  2002                                     2,697    $7.35 to $7.54      20,064     1.08        0.80% to 2.55%     -21.47% to -19.87%
  2001                                       243    $9.36 to $9.41       2,275     0.91        0.95% to 1.90%             **
  2000                                        **          **                **      **               **                   **


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

Pioneer Mid-Cap Value VCT
  2003                                    11,187   $10.43 to $11.20  $ 123,016     0.24 %      0.75% to 2.25%      17.37% to 18.77%
  2002                                     5,685    $9.27 to $9.43      53,062     0.56        0.75% to 2.25%     -13.36% to -12.03%
  2001                                       480   $10.70 to $10.72      5,139      **         1.25% to 2.25%             **
  2000                                        **          **                **      **               **                   **

Pioneer Small Company VCT
  2003                                       548    $8.57 to $8.88       4,802      -          0.95% to 2.55%      11.27% to 12.55%
  2002                                       437    $7.70 to $7.89       3,417     0.03        0.95% to 2.55%     -19.29% to -17.90%
  2001                                        98    $9.54 to $9.61         938      **         0.95% to 2.55%             **
  2000                                        **          **                **      **               **                   **

ProFund VP Bull
  2003                                     6,409    $7.28 to $7.52      47,306      -          0.90% to 2.25%      10.77% to 11.90%
  2002                                     4,706    $6.57 to $6.72      31,265      -          0.90% to 2.25%     -25.68% to -24.66%
  2001                                     2,316    $8.84 to $8.92      20,583      **         1.25% to 2.25%             **
  2000                                        **          **                **      **               **                   **

ProFund VP Europe 30
  2003                                     2,010    $6.76 to $6.99      13,772      -          0.90% to 2.25%      13.38% to 14.59%
  2002                                     2,589    $5.96 to $6.10      15,627      -          0.90% to 2.25%     -27.49% to -26.42%
  2001                                       764    $8.22 to $8.29       6,312      **         0.90% to 2.25%             **
  2000                                        **          **                **      **               **                   **

ProFund VP Rising Rates Opportunity
  2003                                     1,406    $9.26 to $9.27      13,015     ****        0.95% to 2.10%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ProFund VP Small Cap
  2003                                     9,820    $8.68 to $9.04   $  87,178      -   %      0.90% to 2.55%      23.07% to 24.35%
  2002                                     5,371    $7.11 to $7.27      38,612      -          0.90% to 2.25%     -24.20% to -23.15%
  2001                                     2,118    $9.38 to $9.46      19,968      **         1.25% to 2.25%             **
  2000                                        **          **                **      **               **                   **

Prudential Jennison
  2003                                    10,635    $4.75 to $5.03      52,031      -          0.90% to 2.55%      14.73% to 16.17%
  2002                                     8,904    $4.14 to $4.33      37,748      -          0.90% to 2.55%     -33.33% to -31.81%
  2001                                     7,335    $6.21 to $6.35      45,991      -          0.90% to 2.55%     -20.20% to -19.62%
  2000                                       987    $7.82 to $7.85       7,732      *                 *                    *

SP Jennison International Growth
  2003                                     8,648    $4.81 to $5.05      42,660      -          0.90% to 2.55%      19.95% to 21.45%
  2002                                     3,751    $4.01 to $4.16      15,341      -          0.90% to 2.55%     -25.05% to -23.53%
  2001                                     2,097    $5.35 to $5.44      11,310     0.24        0.90% to 2.25%     -37.19% to -36.52%
  2000                                       318    $8.55 to $8.57       2,720      *                 *                   **

Putnam VT Discovery Growth
  2003                                       384    $7.15 to $7.41       2,805      -          0.95% to 2.55%      19.57% to 21.08%
  2002                                       271    $5.98 to $6.12       1,645      -          0.95% to 2.55%     -31.34% to -30.22%
  2001                                        66    $8.71 to $8.77         577      **         0.95% to 2.40%             **
  2000                                        **          **                **      **               **                   **

Putnam VT Growth and Income
  2003                                       331    $8.03 to $8.50       2,776     1.53        0.95% to 2.55%      10.30% to 11.55%
  2002                                       220    $7.28 to $7.62       1,662     1.62        0.95% to 2.55%     -21.30% to -19.79%
  2001                                        48    $9.25 to $9.50         455      **         0.95% to 2.20%             **
  2000                                        **          **                **      **               **                   **


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

Putnam VT International Growth
  and Income
  2003                                       365    $9.11 to $9.44   $   3,406     1.60 %      0.95% to 2.55%      15.17% to 16.54%
  2002                                       371    $7.91 to $8.10       2,981     0.28        0.95% to 2.55%     -16.21% to -14.65%
  2001                                        64    $9.44 to $9.49         604      **         0.95% to 1.90%             **
  2000                                        **          **                **      **               **                   **

Smith Barney High Income
  2003                                        22   $13.46 to $13.63        302      -          1.25% to 1.40%      19.33% to 19.46%
  2002                                        28   $11.28 to $11.41        319    24.02        1.25% to 1.40%      -4.57% to -4.44%
  2001                                        31   $11.82 to $11.94        370    12.01        1.25% to 1.40%      -5.14% to -4.94%
  2000                                        36   $12.46 to $12.56        446      *                 *                    *

Smith Barney International All Cap
  Growth
  2003                                        20    $9.96 to $10.09        201      -          1.25% to 1.40%      12.93% to 13.12%
  2002                                        23    $8.82 to $8.92         201     0.95        1.25% to 1.40%     -26.74% to -26.64%
  2001                                        25   $12.04 to $12.16        300      -          1.25% to 1.40%     -32.13% to -32.03%
  2000                                        26   $17.74 to $17.89        455      *                 *                    *

Smith Barney Large Cap Value
  2003                                        24   $15.63 to $15.83        368      -          1.25% to 1.40%      10.93% to 11.01%
  2002                                        26   $14.09 to $14.26        371     3.74        1.25% to 1.40%     -26.46% to -26.30%
  2001                                        29   $19.16 to $19.35        563     1.39        1.25% to 1.40%      -9.45% to -9.33%
  2000                                        33   $21.16 to $21.34        692      *                 *                    *

Smith Barney Money Market
  2003                                         7       $12.46               84     0.88             1.40%               -0.56%
  2002                                        11   $12.53 to $12.68        143     1.30        1.25% to 1.40%      -0.16% to -0.00%
  2001                                        17   $12.55 to $12.68        221     3.49        1.25% to 1.40%       2.28% to 2.42%
  2000                                        13   $12.27 to $12.38        156      *                 *                    *


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

UBS Tactical Allocation
  2003                                       404    $7.84 to $8.13   $   3,253     0.62 %      0.95% to 2.55%      11.68% to 13.07%
  2002                                       217    $7.02 to $7.19       1,548     0.45        0.95% to 2.55%     -25.08% to -23.67%
  2001                                        84    $9.37 to $9.42         787      **         0.95% to 2.20%             **
  2000                                        **          **                **      **               **                   **


                   UNAUDITED CONDENSED CONSOLIDATED
                          FINANCIAL STATEMENTS

                                 INDEX



                                                                           Page
                                                                           ----
PART I.        FINANCIAL INFORMATION (Unaudited)

Item 1.        Financial Statements:
                Condensed Consolidated Statements of Income                F-1
                Condensed Consolidated Balance Sheets                      F-2
                Condensed Consolidated Statements of Changes in
                  Shareholder's Equity                                     F-3
                Condensed Consolidated Statements of Cash Flows            F-4
                Notes to Condensed Consolidated Financial Statements       F-5

Item 2.        Management's Narrative Analysis of the Results of
                 Operations and Financial Condition                       F-11

Item 4.        Controls and Procedures                                    F-20

PART II.       OTHER INFORMATION

Item 1.        Legal Proceedings                                          F-21

Item 6.        Exhibits and Reports on Form 8-K                           F-21

Signatures                                                                F-22

PART I.       FINANCIAL INFORMATION (UNAUDITED)

Item 1.       Financial Statements



             GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)



                   Condensed Consolidated Statements of Income
                                   (Unaudited)
                                   (Millions)



                                               Three months ended September 30,    Nine months ended September 30,
                                                   2003              2002               2003             2002
                                              ----------------  ----------------  ----------------  ----------------
Revenue:
    Fee income                                  $       89.4      $       58.2      $      221.2      $      167.3
    Net investment income                               52.7              58.0             167.8             132.3
    Net realized capital gains                          15.6              25.2              87.8               0.4
    Other loss                                             -                 -              (0.1)                -
                                              ----------------  ----------------  ----------------  ----------------
Total revenue                                          157.7             141.4             476.7             300.0
                                              ----------------  ----------------  ----------------  ----------------
Benefits, losses and expenses:
    Benefits:
      Interest credited and other
        benefits to policyholders                      108.5             100.9             271.7             212.1
    Underwriting, acquisition, and
      insurance expenses:
        General expenses                                28.7              31.8              81.7             106.1
        Commissions                                     72.4              75.9             175.2             239.8
        Policy acquisition costs deferred              (58.4)            (86.4)           (150.3)           (242.9)
    Amortization of deferred policy
      acquisition costs and value of
      business acquired                                 41.7              96.5             129.9             129.2
    Other:
      Expense and charges reimbursed
        under modified coinsurance
        agreements                                     (37.7)            (20.4)            (88.8)            (77.6)
      Interest expense                                   3.5               3.3              10.3              12.7
                                              ----------------  ----------------  ----------------  ----------------
Total benefits, losses and expenses                    158.7             201.6             429.7             379.4
                                              ----------------  ----------------  ----------------  ----------------
(Loss) income before income taxes
    and cumulative effect of change in
    accounting principle                                (1.0)            (60.2)             47.0             (79.4)
Income tax (benefit) expense                            (7.8)            (19.2)              7.3             (25.7)
                                              ----------------   ---------------  ----------------  ----------------
Income (loss) before cumulative effect of
    change in accounting principle                       6.8             (41.0)             39.7             (53.7)
Cumulative effect of change in
    accounting principle                                   -                 -                 -            (135.3)
                                              ----------------  ----------------  ----------------  ----------------
Net income (loss)                               $        6.8      $      (41.0)     $       39.7      $     (189.0)
                                              ================  ================  ================  ================


   The accompanying notes are an integral part of these financial statements.

             GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)


                      Condensed Consolidated Balance Sheets
                          (Millions, except share data)



                                                                                   September 30,
                                                                                        2003          December 31,
                                                                                    (Unaudited)           2002
                                                                                  ----------------  ----------------
Assets
Investments:
  Fixed maturities, available for sale, at
    fair value (amortized cost of $5,229.3 at 2003 and $4,720.1 at 2002)            $    5,458.8      $    4,936.4
  Equity securities, at fair value:
    Investment in mutual funds (cost of $9.9 at 2003 and $22.9 at 2002)                      9.3              19.0
  Mortgage loans on real estate                                                            770.3             482.4
  Policy loans                                                                              17.2              16.0
  Other investments                                                                         26.6               2.2
                                                                                  ----------------  ----------------
Total investments                                                                        6,282.2           5,456.0
Cash and cash equivalents                                                                   55.5             148.5
Accrued investment income                                                                   64.5              61.9
Reinsurance recoverable                                                                     14.3             196.9
Receivable for securities sold                                                              21.7                 -
Deferred policy acquisition costs                                                          796.9             678.0
Value of business acquired                                                                   8.7               8.5
Other assets                                                                                16.2               5.3
Assets held in separate accounts                                                        14,692.5          11,029.3
                                                                                  ----------------  ----------------
Total assets                                                                        $   21,952.5      $   17,584.4
                                                                                  ================  ================
Liabilities and Shareholder's Equity
Policy liabilities and accruals:
  Future policy benefits and claims reserves                                        $    5,395.9      $    5,159.1
Notes to affiliates                                                                        170.0             170.0
Due to affiliates                                                                            9.1                 -
Payables for securities purchased                                                           42.4                 -
Dollar roll obligations                                                                    111.0              40.0
Current income taxes                                                                        22.2              42.4
Deferred income taxes                                                                      129.3              79.8
Other liabilities                                                                           36.4              64.7
Liabilities related to separate accounts                                                14,692.5          11,029.3
                                                                                  ----------------  ----------------
Total liabilities                                                                       20,608.8          16,585.3
                                                                                  ----------------  ----------------
Shareholder's equity
    Common stock (250,000 shares authorized, issued and
      outstanding; $10.00 per share par value)                                               2.5               2.5
    Additional paid-in capital                                                           1,358.4           1,128.4
    Accumulated other comprehensive income                                                  77.0               2.1
    Retained deficit                                                                       (94.2)           (133.9)
                                                                                  ----------------  ----------------
Total shareholder's equity                                                               1,343.7             999.1
                                                                                  ----------------  ----------------
Total liabilities and shareholder's equity                                          $   21,952.5      $   17,584.4
                                                                                  ================  ================



   The accompanying notes are an integral part of these financial statements.

             GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)


     Condensed Consolidated Statements of Changes in Shareholder's Equity
                                   (Unaudited)
                                   (Millions)



                                                                                    Nine Months Ended September 30,
                                                                                         2003                2002
                                                                                  ----------------  ----------------

Shareholder's equity, beginning of period                                           $      999.1      $      817.8
Comprehensive income (loss):
    Net income (loss)                                                                       39.7            (189.0)
    Other comprehensive income net of tax: unrealized gain
      on securities ($115.2 and $20.8, pretax year to date)                                 74.9              13.5
                                                                                  ----------------  ----------------
Total comprehensive income (loss)                                                          114.6            (175.5)
Loss on sale to affiliate                                                                     -               (3.0)
Contribution of capital                                                                    230.0             239.7
                                                                                  ----------------  ----------------
Shareholder's equity, end of period                                                 $    1,343.7      $      879.0
                                                                                  ================  ================



   The accompanying notes are an integral part of these financial statements.

             GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)


                 Condensed Consolidated Statements of Cash Flows
                                   (Unaudited)
                                   (Millions)


                                                                                     Nine months ended September 30,
                                                                                         2003               2002
                                                                                  ----------------  ----------------
Net cash provided by operating activities                                           $      260.0      $       92.0

Cash Flows from Investing Activities
  Proceeds from the sale, maturity, or repayment of:
    Fixed maturities available for sale                                                  5,696.4           5,534.2
      Equity securities                                                                     11.4                 -
      Mortgage loans on real estate                                                         36.5              12.4
  Acquisition of investments:
    Fixed maturities available for sale                                                 (6,126.8)         (8,043.7)
    Equity securities                                                                          -             (22.8)
    Mortgage loans on real estate                                                         (324.4)           (135.1)
    Other investments                                                                      (24.4)             (0.1)
  Disposal of subsidiary at book value                                                         -             (31.6)
  Proceeds from sale of interest in subsidiary                                                 -              27.7
  (Increase) decrease in policy loans                                                       (1.2)             (0.9)
  Purchase of property and equipment                                                        (0.6)             (0.4)
                                                                                  ----------------  ----------------
Net cash used in investing activities                                                     (733.1)         (2,660.3)
                                                                                  ----------------  ----------------
Cash Flows from Financing Activities
    Deposits and interest credited for investment contracts                              1,152.7           3,345.4
    Maturities and withdrawals from insurance and investment contracts                    (249.0)           (136.1)
    Transfers to separate accounts                                                        (888.1)           (791.6)
    Repayment of notes payable                                                                 -             (76.4)
    Cash received on reinsurance recapture                                                 134.5                 -
    Contribution of capital from parent                                                    230.0             245.0
                                                                                  ----------------  ----------------
Net cash provided by financing activities                                                  380.1           2,586.3
                                                                                  ----------------  ----------------
Net (decrease) increase in cash and cash equivalents                                       (93.0)             18.0

Cash and cash equivalents, beginning of period                                             148.5             195.7
                                                                                  ----------------  ----------------
Cash and cash equivalents, end of period                                            $       55.5      $      213.7
                                                                                  ================  ================



   The accompanying notes are an integral part of these financial statements.

GOLDEN AMERICAN LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)
Notes to Condensed Financial Statements (Unaudited)
--------------------------------------------------------------------------------

1.   Basis of Presentation

     Golden American Life Insurance Company ("Golden American") and through April 1, 2002, its wholly-owned subsidiary, First Golden American Life Insurance Company of New York ("First Golden") (collectively the "Company") are providers of financial products and services in the United States. Golden American, a wholly-owned subsidiary of Equitable Life Insurance Company of Iowa ("Equitable Life" or the "Parent"), is a stock life insurance company organized under the laws of the State of Delaware. Golden American was originally incorporated under the laws of the State of Minnesota on January 2, 1973, in the name of St. Paul Life Insurance Company. Equitable Life is a wholly-owned subsidiary of Lion Connecticut Holding, Inc. ("Lion Connecticut") which is an indirect wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands.

     On June 25, 2003, each Board of Directors and each sole shareholder of Equitable Life Insurance Company of Iowa, United Life & Annuity Insurance Company and USG Annuity & Life Company (the "Merger Companies") and the Board of Directors and sole shareholder of the Company approved a plan to merge the Merger Companies with and into the Company. It is anticipated that the merger will be effective on January 1, 2004 (the "merger date"), subject to certain regulatory approvals. As of the merger date, the Merger Companies will cease to exist and will be succeeded by the Company. The Merger Companies, as well as the Company, are indirect, wholly-owned subsidiaries of ING. The Company is currently a Delaware stock life insurance company. Immediately prior to the merger, it is anticipated that the Company will become an Iowa insurance company. It is also anticipated that upon the merger the Company will be renamed ING USA Annuity and Life Insurance Company. On July 21, 2003, the Insurance Division of the State of Iowa approved the Articles of Merger of Golden American with the Merger Companies. Also on July 21, 2003, the Insurance Division of the State of Iowa approved the Restated Articles of Incorporation, effectively approving the re-domestication of the Company upon merger.

     The condensed consolidated financial statements and notes as of September 30, 2003 and December 31, 2002 and for the three and nine-month periods ended September 30, 2003 and 2002 ("interim periods") have been prepared in accordance with accounting principles generally accepted in the United States of America and are unaudited. The condensed consolidated financial statements reflect all adjustments (consisting only of normal recurring accruals) which are, in the opinion of management, necessary for the fair presentation of the consolidated financial position, results of operations and cash flows for the interim periods. These condensed consolidated financial statements and notes should be read in conjunction with the consolidated financial statements and related notes as presented in the Company's 2002 Annual Report on Form 10-K. The results of operations for the interim periods should not be considered indicative of results to be expected for the full year. Certain reclassifications have been made to 2002 financial information to conform to the 2003 presentation.

     The Company conducts its business through one operating segment, U.S. Financial Services ("USFS"), and revenue reported by the Company is predominantly derived from external customers.


2.   Recently Adopted Accounting Standards

     Accounting for Goodwill and Other Intangible Assets

     During 2002,  the Company  adopted  Financial  Accounting  Standards  Board
     ("FASB") Statement of Financial Accounting Standards ("FAS") No. 142, Goodwill and Other Intangible Assets ("FAS No.142"). Effective January 1, 2002, the Company applied the non-amortization provision of the new standard, therefore, the Company's net income is comparable for all periods presented.

     The adoption of this standard resulted in an impairment loss of $135.3 million, which was recorded by the Company in the fourth quarter of 2002. This impairment loss represented the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge was shown as a change in accounting principle on the December 31, 2002 Consolidated Income Statement.

     In accordance with FAS No. 142, a transitional impairment loss for goodwill should be recognized in the first interim period of the year of initial adoption, regardless of the period in which it was measured. The aggregate amount of the accounting change should be included in restated net income of the first interim period, and each subsequent period of that year should be presented on the restated basis. As such, net income for the nine months ended September 30, 2002, has been restated to reflect the January 1, 2002 impairment charge, which was recorded in the fourth quarter of 2002.


3.   New Accounting Pronouncements

     In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, which the Company intends to adopt on January 1, 2004. The impact on the financial statements is not known at this time.

     The Derivative Implementation Group ("DIG") responsible for issuing guidance on behalf of the FASB for implementation of FAS No. 133, Accounting for Derivative Instruments and Hedging Activities recently issued Statement Implementation Issue No. B36, Embedded Derivatives:
     Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Credit Worthiness of the Obligor under Those Instruments ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or total return debt index may be determined to contain embedded derivatives that are required to be bifurcated. The required date of adoption of DIG B36 for the Company is October 1, 2003. The Company has completed its evaluation of DIG B36 and determined that the Company has modified coinsurance treaties that are applicable to require implementation of the guidance. The applicable contracts, however, have been determined to generate embedded derivatives with a fair value of zero. Therefore, the guidance, while implemented, will have no impact on the Company's financial position, results of operations or cash flows.


4.   Deferred Policy Acquisition Costs and Value of Business Acquired

     Deferred Policy Acquisition Costs ("DAC") is an asset, which represents certain costs of acquiring certain insurance business, which are deferred and amortized. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain underwriting and contract issuance expenses, and certain agency expenses. Value of business acquired ("VOBA") is an asset, which represents the present value of estimated net cash flows embedded in the Company's contracts, which existed at the time the Company was acquired by ING. DAC and VOBA are evaluated for recoverability at each balance sheet date and these assets would be reduced to the extent that gross profits are inadequate to recover the asset.

     The amortization methodology varies by product type based upon two accounting standards: FAS No. 60, Accounting and Reporting by Insurance Enterprises ("FAS No. 60") and FAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and Realized Gains and Losses from the Sale of Investments ("FAS No. 97").

     Under FAS No. 60, acquisition costs for traditional life insurance products, which primarily include whole life and term life insurance contracts, are amortized over the premium payment period in proportion to the premium revenue recognition.

     Under FAS No. 97, acquisition costs for universal life and investment-type products, which include universal life policies and fixed and variable deferred annuities, are amortized over the life of the blocks of policies (usually 25 years) in relation to the emergence of estimated gross profits from surrender charges, investment margins, mortality and expense margins, asset-based fee income, and actual realized gains (losses) on investments. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

     VOBA activity for the nine months ended September 30, 2003 was as follows:



         (Millions)
         ----------
         Balance at December 31, 2002                                               $        8.5
             Adjustment for FAS No. 115                                                     (8.8)
             Interest accrued at 7%                                                          0.4
             Amortization                                                                    8.6
                                                                                  ----------------
         Balance at Sepember 30, 2003                                               $        8.7
                                                                                  ================


5.   Investments

     Impairments

     During the three months ended September 30, 2003, the Company determined that no fixed maturities had other than temporary impairments. During the three months ended September 30, 2002, the Company determined that four fixed maturities had other than temporary impairments. As a result, for the three months ended September 30, 2002, the Company recognized a pre-tax loss of $0.3 million to reduce the carrying value of the fixed maturities to their fair value at the time of impairment.

     During the first nine months of 2003, the Company determined that five fixed maturities had other than temporary impairments. As a result, for the nine months ended September 30, 2003, the Company recognized a pre-tax loss of $5.7 million to reduce the carrying value of the fixed maturities to their fair value at the time of impairment. During the first nine months of 2002, the Company determined that ten fixed maturities had other than temporary impairments. As a result, for the nine months ended September 30, 2002, the Company recognized a pre-tax loss of $7.2 million to reduce the carrying value of the fixed maturities to their fair value at the time of impairment.

     The fair value of the remaining impaired fixed maturities at September 30, 2003 and 2002 is $1.5 million and $4.1 million, respectively.

6.   Severance

     In December 2001, ING announced its intentions to further integrate and streamline the U.S.-based operations of ING Americas (which includes the Company) in order to build a more customer-focused organization. During the first quarter 2003, the Company performed a detail analysis of its severance accrual. As part of this analysis, the Company corrected the initial planned number of people to eliminate from 252 to 228 (corrected from the 2002 Annual Report on Form 10K) and extended the date of expected completion for severance actions to June 30, 2003. Activity for the nine months ended September 30, 2003 within the severance liability and positions eliminated related to such actions were as follows:




         (Millions, except positions data)                                            Liability           Positions
         ---------------------------------                                        -----------------  ----------------
         Balance at December 31, 2002                                               $         0.8              34.0
             Payments                                                                        (0.8)                -
             Positions eliminated due to internal replacement jobs                              -             (34.0)
                                                                                  ----------------  -----------------
         Balance at September 30, 2003                                              $           -                 -
                                                                                  ================  =================


7.   Income Taxes

     The effective tax rates for the three months ended September 30, 2003 and September 30, 2002 were 780.0% and 31.9%, respectively. The change in the three months rate was primarily caused by an increase in the deduction allowed for dividends received combined with a decrease in pre-tax income. The Company's effective tax rates for the nine months ended September 30, 2003 and 2002 were 15.5% and 32.4%, respectively. The change in the year-to-date rate was primarily caused by an increase in the deduction allowed for dividends received.


8.   Commitments and Contingent Liabilities

     Commitments

     Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At September 30, 2003 and December 31, 2002, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $113.6 million and $77.0 million, respectively.

     Litigation

     The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.


9.   Reinsurance

     In March 2003, the Company amended its reinsurance agreement with Security Life of Denver International ("SLDI"), an affiliate. Under this amendment, the Company terminated the reinsurance agreement for all inforce and new business and recaptured all in force business reinsured under the reinsurance agreement between the Company and SLDI retroactive to January 1, 2003. SLDI was released from all of its liabilities under the reinsurance agreement retroactive to January 1, 2003 and the Company reduced its reinsurance recoverable related to these liabilities by $150.1 million. On March 28, 2003, SLDI transferred assets to the Company in the amount of $185.6 million. The difference in amounts transferred on March 28, 2003 and the reduction of the reinsurance recoverable as of January 1, 2003 reflects adjustments on the investment income on the assets and letter of credit costs between January 1, 2003 and the date of the asset transfer. It also encompasses the net effect of a recapture fee paid in the amount of $5.0 million offset by the receipt of a $24.1 million negative ceding commission. The net impact of which was deferred in policy acquisition costs and is being amortized over the period of estimated future profits.

Item 2. Management's Narrative Analysis of the Results of Operations and Financial Condition

          Overview

          The following narrative analysis of the results of operations and financial condition presents a review of Golden American Life Insurance Company ("Golden American") and through April 1, 2002, its wholly-owned subsidiary, First Golden American Life Insurance Company of New York ("First Golden") (collectively the "Company") as of September 30, 2003 and December 31, 2002 and for the three and nine-month periods ended September 30, 2003 and 2002. This review should be read in conjunction with the condensed consolidated financial statements and other data presented herein, as well as the "Management's Narrative Analysis of the Results of Operations and Financial Condition" section contained in the Company's 2002 Annual Report on Form 10-K.

          On June 25, 2003, each Board of Directors and each sole shareholder of Equitable Life Insurance Company of Iowa, United Life & Annuity
          Insurance Company and USG Annuity & Life Company (the "Merger Companies") and the Board of Directors and sole shareholder of the Company approved a plan to merge the Merger Companies with and into the Company. It is anticipated that the merger will be effective on January 1, 2004 (the "merger date"), subject to certain regulatory approvals. As of the merger date, the Merger Companies will cease to exist and will be succeeded by the Company. The Merger Companies, as well as the Company, are indirect, wholly-owned subsidiaries of ING. The Company is currently a Delaware stock life insurance company. Immediately prior to the merger, it is anticipated that the Company will become an Iowa insurance company. It is also anticipated that upon the merger the Company will be renamed ING USA Annuity and Life Insurance Company.

          Nature of Business

          The Company offers a portfolio of variable and fixed insurance products designed to meet customer needs for tax-advantaged savings for retirement and protection from death. The Company's variable and fixed insurance products are marketed by broker/dealers, financial institutions, and insurance agents. The Company's primary customers are consumers and corporations.

          Recently Adopted Accounting Standards

          Accounting for Goodwill and Other Intangible Assets

          During 2002, the Company adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("FAS") No. 142, "Goodwill and Other Intangible Assets" ("FAS No.142"). Effective January 1, 2002, the Company applied the non-amortization provision of the new standard, therefore, the Company's net income is comparable for all periods presented.

          The adoption of this standard resulted in an impairment loss of $135.3 million which was recorded by the Company in the fourth quarter of 2002. This impairment loss represented the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge was shown as a change in accounting principle on the December 31, 2002 Consolidated Income Statement.

          In accordance with FAS No. 142, a transitional impairment loss for goodwill should be recognized in the first interim period of the year of initial adoption, regardless of the period in which it was measured. The aggregate amount of the accounting change should be included in restated net income of the first interim period, and each subsequent period of that year should be presented on the restated basis. As such, net income for the nine months ended September 30, 2002, has been restated to reflect the January 1, 2002 impairment charge, which was recorded in the fourth quarter of 2002.

          New Accounting Pronouncements

          In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, Accounting and
          Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, which the Company intends to adopt on January 1, 2004. The impact on the financial statements is not known at this time.

          The Derivative Implementation Group ("DIG") responsible for issuing guidance on behalf of the FASB for implementation of FAS No. 133, Accounting for Derivative Instruments and Hedging Activities recently issued Statement Implementation Issue No. B36, Embedded Derivatives:
          Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Credit Worthiness of the Obligor under Those Instruments ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or total return debt index may be determined to contain embedded derivatives that are required to be bifurcated. The required date of adoption of DIG B36 for the Company is October 1, 2003. The Company has completed its evaluation of DIG B36 and determined that the Company has modified coinsurance treaties that are applicable to require implementation of the guidance. The applicable contracts, however, have been determined to generate embedded derivatives with a fair value of zero. Therefore, the guidance, while implemented, will have no impact on the Company's financial position, results of operations or cash flows.

          Critical Accounting Policies

          General

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the use of estimates and assumptions in certain circumstances that affect amounts reported in the accompanying consolidated financial statements and related footnotes. These estimates and assumptions are evaluated on an on-going basis based on historical developments, market conditions, industry trends and other information that is reasonable under the circumstances. There can be no assurance that actual results will conform to estimates and assumptions, and that reported results of operations will not be affected in a materially adverse manner by the need to make future accounting adjustments to reflect changes in these estimates and assumptions from time to time.

          The Company has identified the following estimates as critical in that they involve a higher degree of judgment and are subject to a significant degree of variability. In developing these estimates management makes subjective and complex judgments that are inherently uncertain and subject to material changes as facts and circumstances develop. Although variability is inherent in these estimates, management believes the amounts provided are appropriate based upon the facts available upon compilation of the condensed consolidated financial statements.

          Investment Impairment Testing

          The Company reviews the general account investments for impairments by considering the length of the time and the extent to which the market value has been less than cost; the financial condition and near term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. Based on the facts and circumstances of each case, management uses judgment in deciding whether any calculated impairments are temporary or other than temporary. For those impairments judged to be other than temporary, the Company reduces the carrying value of those investments to the current fair value and records impairment losses for the difference.

          Amortization of Deferred Acquisition Costs and Value of Business Acquired

          Deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA") are amortized with interest over the life of the contracts (usually 25 years) in relation to the present value of estimated gross profits from projected interest margins, asset-based fees, policy administration and surrender charges less policy maintenance fees.

          Changes in assumptions can have a significant impact on the calculation of DAC/VOBA and its related amortization patterns. Due to the relative size of the DAC/VOBA balance and the sensitivity of the calculation to minor changes in the underlying assumptions and the related volatility that could result in the reported DAC/VOBA balance, the Company performs a quarterly analysis of DAC/VOBA. At each balance sheet date, actual historical gross profits are reflected and expected future gross profits and related assumptions are evaluated for continued reasonableness.

          Any adjustment in estimated profit requires that the amortization rate be revised retroactively to the date of policy or contract issuance ("unlocking"), which could be significant. The cumulative difference related to prior periods is recognized as a component of the current period's amortization, along with amortization associated with the actual gross profits of the period. In general, increases in estimated returns result in increased expected future profitability and may lower the rate of amortization, while increases in lapse/surrender and mortality assumptions or decreases in returns reduce the expected future profitability of the underlying business and may increase the rate of amortization.

          One of the most significant assumptions involved in the estimation of future gross profits for variable universal life and variable deferred annuity products is the assumed return associated with future separate account performance. To reflect the near-term and long-term volatility in the equity markets this assumption involves a combination of near-term expectations and a long-term assumption about market performance. The overall return generated by the separate account is dependent on several factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds as well as equity sector weightings.

          Forward-Looking Information/Risk Factors

          In connection with the "safe harbor" provisions of the Private Securities Litigation Reform Act of 1995, the Company cautions readers regarding certain forward-looking statements contained in this report and in any other statements made by, or on behalf of, the Company, whether or not in future filings with the Securities and Exchange Commission ("SEC"). Forward-looking statements are statements not based on historical information and which relate to future operations, strategies, financial results, or other developments. Statements using verbs such as "expect," "anticipate," "believe" or words of similar import generally involve forward-looking statements. Without limiting the foregoing, forward-looking statements include statements which represent the Company's beliefs concerning future levels of sales and redemptions of the Company's products, investment spreads and yields, or the earnings and profitability of the Company's activities.

          Forward-looking statements are necessarily based on estimates and assumptions that are inherently subject to significant business, economic and competitive uncertainties and contingencies, many of which are beyond the Company's control and many of which are subject to change. These uncertainties and contingencies could cause actual results to differ materially from those expressed in any forward-looking statements made by, or on behalf of, the Company.

          Whether or not actual results differ materially from forward-looking statements may depend on numerous foreseeable and unforeseeable developments. Some may be national in scope, such as general economic conditions, changes in tax law and changes in interest rates (for additional information, see the Legislative Initiatives section below). Some may relate to the insurance industry generally, such as pricing competition, regulatory developments and industry consolidation. Others may relate to the Company specifically, such as credit, volatility and other risks associated with the Company's investment portfolio. Investors are also directed to consider other risks and uncertainties discussed in documents filed by the Company with the SEC. The Company disclaims any obligation to update forward-looking information.

          Results of Operations

          Fee income increased by $31.2 million and $53.9 million for the three and nine months ended September 30, 2003, respectively, compared to the same periods ended September 30, 2002. The increase is primarily due to an increase in average variable assets under management between the respective time periods.

          Net investment income decreased by $5.3 million for the three months ended September 30, 2003 compared to the same period in 2002, primarily due to lower yields and futures losses. Net investment income increased by $35.5 million for the nine months ended September 30, 2003 compared to the same period in 2002, primarily due to an increase in investment asset levels, partially offset by futures losses and lower yields.

          Net realized capital gains for the three months ended September 30, 2003 decreased by $9.6 million compared to the same period in 2002, primarily due to an increasing treasury rate during the three months ended September 30, 2003, versus a decreasing treasury rate during the same period in 2002. The 10-year treasury yield (constant maturities) decreased from 4.8% to 3.6% during the three months ended September 30, 2002 and increased from 3.5% to 3.9% during the three months ended September 30, 2003. Net realized capital gains for the nine months ended September 30, 2003 increased by $87.4 million compared to the same period in 2002 primarily due to a decrease in the year-to-date average interest rate. A year-to-date average interest rate measurement is used when interest rates do not show either a steady increase or decrease over time. In a declining rate environment, the market value of fixed maturities held in the Company's portfolio increases, assuming no credit deterioration. In a rising rate environment, the market value of fixed maturities held decreases. The fluctuations in net realized gains reflect the impact of the interest rate environment on the overall sale of fixed maturities during the respective time periods.

          Other income for the three and nine months ended September 30, 2003, respectively, is comparable to that for the same periods in 2002.

          Interest credited and other benefits to policyholders increased $7.6 million and $59.6 million for the three and nine months ended September 30, 2003, respectively, compared to the same periods ended September 30, 2002. The increase is primarily due to an overall increase in fixed inforce business, partially offset by a reduction in the guarantee benefits reserve associated with the recovery of the equity markets.

          General expenses decreased $3.1 million and $24.4 million for the three and nine months ended September 30, 2003, respectively, compared to the same periods ended September 30, 2002. The decrease is primarily due to a decline in fixed business sales resulting in lower general expenses. Also contributing to the decrease is a lower allocation of corporate and service charges from the Company's parent and other affiliates who provide services to the Company, as a result of increased efficiencies gained from ING's company-wide cost reduction efforts.

          Commissions decreased $3.5 million and $64.6 million for the three and nine months ended September 30, 2003, respectively, compared to the same periods ended September 30, 2002. The decrease is primarily due to lower sales resulting in less commission. Also contributing to the decrease in commissions for the nine months ended September 30, 2003 is a negative ceding commission as a part of the recapture of a reinsurance agreement that was deferred in the policy acquisition costs deferred line.

          Policy acquisition costs deferred decreased $28.0 million and $92.6 million for the three and nine months ended September 30, 2003, respectively, compared to the same periods ended September 30, 2002. The decrease was primarily due to lower sales during the respective periods as well as to the deferral of a net gain attributed to the recapture of a reinsurance agreement.

          Amortization of deferred policy acquisition costs and value of business acquired for the three months ended September 30, 2003, decreased by $54.8 million, compared to the same period in 2002. Amortization of long-duration products is recorded in proportion to actual and estimated future gross profits. Estimated gross profits are computed based on underlying assumptions related to the underlying contracts, including but not limited to interest margins, mortality, lapse, premium persistency, expenses, and asset growth. The decrease in the amortization of deferred policy acquisition costs and value of insurance acquired reflects the impact of these variables on the overall book of business. Amortization of deferred policy acquisition costs and value of business acquired for the nine months ended September 30, 2003, is comparable to that for the same period in 2002.

          Expenses and charges reimbursed under modified coinsurance ("MODCO") agreements increased $17.3 million and $11.2 million for the three and nine months ended September 30, 2003, respectively, compared to the same periods ended September 30, 2002. The increase is primarily due to an increase in expense allowances as a result of new business written and covered by MODCO.

          Interest expense for the three months ended September 30, 2003 is comparable to that for the same period in 2002. The decrease of $2.4 million for the nine months ended September 30, 2003, compared to the same period in 2002, however, is primarily due to the redemption of two notes on June 28, 2002.

          The cumulative effect of the change in accounting principle for the nine months ended September 30, 2002 was a loss of $135.3 million. As noted in the Recently Adopted Accounting Standards section, this write down is related to FAS No. 142, which addresses the value of goodwill and other intangible assets.

          Net income increased by $47.9 million and $228.7 million for the three and nine months ended September 30, 2003, respectively, compared to the same periods in 2002. Higher earnings for the three months ended September 30, 2003 are primarily the result of increased fee income, reduced amortization of deferred acquisition costs and value of business acquired, partially offset by decreased policy acquisition costs deferred. Higher earnings for the nine months ended September 30, 2003, are primarily the result of increased fee income, increased net investment income, increased net realized capital gains, combined with a decrease of general expenses and commissions, partially offset by decreased policy acquisition costs deferred. In addition, the earnings for the nine months ended September 30, 2002 were reduced by $132.3 million as a result of a cumulative effect of a change in accounting principle resulting from the write off of goodwill in accordance with FAS No. 142.

          Financial Condition

          Investments

          Fixed Maturities

          At September 30, 2003 and December 31, 2002, the Company's carrying value of available for sale fixed maturities represented 86.9% and 90.5%, respectively, the total general account invested assets. Total fixed maturities reflected net unrealized capital gains of $229.5 million and $216.3 million at September 30, 2003 and December 31, 2002, respectively.

          It is management's objective that the portfolio of fixed maturities be of high quality and be well diversified by market sector. The fixed maturities in the Company's portfolio are generally rated by external rating agencies and, if not externally rated, are rated by the Company on a basis believed to be similar to that used by the rating agencies. The average quality rating of the Company's fixed maturities portfolio was A+ at September 30, 2003 and December 31, 2002.

          Fixed maturities rated BBB and below may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer to make principal and interest payments than is the case with higher rated fixed maturities.

          The percentage of total fixed maturities by quality rating category is as follows:

                                                                                    September 30,    December 31,
                                                                                         2003             2002
                                                                                  ----------------  ----------------
              AAA                                                                         34.6  %           34.1  %
              AA                                                                           4.3               9.2
              A                                                                           22.8              23.4
              BBB                                                                         34.9              30.2
              BB                                                                           2.5               2.3
              B and below                                                                  0.9               0.8
                                                                                  ----------------  ----------------
              Total                                                                      100.0  %          100.0  %
                                                                                  ================  ================

          The percentage of total fixed maturities by market sector is as follows:

                                                                                    September 30,     December 31,
                                                                                          2003            2002
                                                                                  ----------------  ----------------
              U.S. Corporate                                                              56.5  %           59.8  %
              Residential Mortgaged-backed                                                14.6              13.2
              Commercial/Multifamily Mortgage-backed                                       6.5               6.0
              Foreign (1)                                                                 13.2              10.7
              U.S. Treasuries/Agencies                                                     0.3               4.2
              Asset-backed                                                                 8.9               6.1
                                                                                  ----------------  ----------------
              Total                                                                      100.0  %          100.0  %
                                                                                  ================  ================

          (1)  Primarily U.S. dollar denominated

          The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis in accordance with FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management considers the length of the time and the extent to which the market value has been less than cost; the financial condition and near term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a fixed maturity investment will not be collected, an other than temporary impairment is considered to have occurred.

          When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

          Liquidity and Capital Resources

          Liquidity is the ability of the Company to generate sufficient cash flows to meet the cash requirements of operating, investing, and financing activities. The Company's principal sources of liquidity are annuity premiums and product charges, investment income, maturing investments, proceeds from debt issuance, and capital contributions. Primary uses of these funds are payments of commissions and operating expenses, interest and premium credits, investment purchases, repayment of debt, as well as withdrawals and surrenders.

          The Company's liquidity position is managed by maintaining adequate levels of liquid assets, such as cash or cash equivalents and short-term investments. Additional sources of liquidity include borrowing facilities to meet short-term cash requirements. The Company maintains a $40.0 million revolving loan agreement with ING America Insurance Holdings, Inc. ("ING AIH"), an affiliate of the Company, and the Company has established a $75.0 million revolving note facility with a national bank. Management believes that its sources of liquidity are adequate to meet the Company's short-term cash obligations.

          The National Association of Insurance Commissioners' ("NAIC") risk-based capital requirements require insurance companies to calculate and report information under a risk-based capital formula. These requirements are intended to allow insurance regulators to monitor the capitalization of insurance companies based upon the type and mixture of risks inherent in a Company's operations. The formula includes components for asset risk, liability risk, interest rate exposure, and other factors. The Company has complied with the NAIC's risk-based capital reporting requirements. Amounts reported indicate that the Company has total adjusted capital above all required capital levels.

          During the nine months ended September 30, 2003 and during the year ended December 31, 2002, the Company received capital contributions of $230.0 million and $356.3 million, respectively.

          Under the MODCO agreement, Golden American received a net reimbursement of expenses and charges of $89.3 million for the nine months ended September 30, 2003 and $100.9 million for the year ended December 31, 2002. The Company had a receivable from Equitable Life of $6.0 million as of September 30, 2003 and a payable to Equitable Life of $7.1 million as of December 31, 2002, each for a remaining amount of net cash settlement for the modified coinsurance agreement.

          Legislative Initiatives

          The Jobs and Growth Tax Relief Reconciliation Act of 2003 which was enacted in the second quarter may impact the Company. The Act's provisions, which reduce the tax rates on long-term capital gains and corporate dividends, impact the relative competitiveness of the Company's products especially variable annuities.

          Other legislative proposals under consideration include repealing the estate tax, changing the taxation of products, changing life insurance company taxation and making changes to nonqualified deferred compensation arrangements. Some of these proposals, if enacted, could have a material effect on life insurance, annuity and other retirement savings product sales.

          The impact on the Company's tax position and products cannot be predicted.

Item 4.   Controls and Procedures

          a) The Company carried out an evaluation, under the supervision and with the participation of its management, including its Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Company's disclosure controls and procedures (as defined in Rule 13a-15(e) and 15d-15(e)) of the Securities Exchange Act of 1934) as of the end of the period covered by this report. Based on that evaluation, the Chief Executive Officer and the Chief Financial Officer have concluded that the Company's current disclosure controls and procedures are effective in ensuring that material information relating to the Company required to be disclosed in the Company's periodic SEC filings is made known to them in a timely manner.

          b) There has not been any change in the internal controls over financial reporting of the Company that occurred during the period covered by this report that has materially affected or is reasonably likely to materially affect these internal controls.

PART II.  OTHER INFORMATION

Item 1.   Legal Proceedings

          The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.

          As with many financial services companies, affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.


Item 6.   Exhibits and reports on Form 8-K

          (a)  Exhibits

               31.1 Certificate of David A. Wheat pursuant to Section 302 of the
                    Sarbanes-Oxley Act of 2002.

               31.2 Certificate  of Keith Gubbay  pursuant to Section 302 of the
                    Sarbanes-Oxley Act of 2002.

               32.1 Certificate of David A. Wheat pursuant to Section 906 of the
                    Sarbanes-Oxley Act of 2002.

               32.2 Certificate  of Keith Gubbay  pursuant to Section 906 of the
                    Sarbanes-Oxley Act of 2002.

               A Third Amendment to Asset Management Agreement dated as of August 18, 2003, between ING Investment Management LLC and Golden American Life Insurance Company

          (b)  Reports on Form 8-K

               None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                            GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                           (Registrant)


November 12, 2003           By /s/ David A. Wheat
-----------------              -------------------------------------------------
      (Date)                   David A. Wheat
                               Senior Vice President and Chief Financial Officer

                                                                    Exhibit 31.1


                                  CERTIFICATION

I, David A. Wheat, certify that:

1. I have reviewed this quarterly report on Form 10-Q of Golden American Life Insurance Company;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations and cash flows of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Exchange Act Rules 13a-15(e) and 15d-15(e)) for the registrant and have:

     a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of the end of the period covered by this report based on such evaluation; and

     c) disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter (the registrant's fourth fiscal quarter in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed, based on our most recent evaluation of internal control over financial reporting, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize and report financial information; and

     b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date      November 12, 2003
          -------------------


By        /s/ David A. Wheat
          --------------------------------------------------------
          David A. Wheat
          Senior Vice President and Chief Financial Officer
          (Duly Authorized Officer and Principal Financial Officer)

                    OTHER FINANCIAL STATEMENTS AND INFORMATION

                                      INDEX



                                                                           Page
                                                                           ----

Item 2.   Acquisition or Disposition of Assets                               3

Item 5.   Other Events                                                       3

Item 7.   Financial Statements and Exhibits                                  5

          (a) Financial Statements of Business Acquired                      5
          (b) Pro Forma Financial Information in Accordance
              with Accounting  Principles Generally Accepted
              in the United States of America                                5
          (c) Exhibits                                                      14


Item 2.   Acquisition or Disposition of Assets

          On January 1, 2004 (the "merger date"), Equitable Life Insurance Company of Iowa ("ELIC"), USG Annuity & Life Company ("USG"), and
          United Life & Annuity Insurance Company ("ULA") (the "Merger Companies"), merged with and into Golden American Life Insurance
          Company ("Golden"). Also on January 1, 2004, immediately after the merger, Golden changed its name to ING USA Annuity and Life Insurance Company ("ING USA" or the "Company"). As of the merger date, the Merger Companies ceased to exist and were succeeded by the Company. ING USA is domiciled in Iowa and is a wholly-owned subsidiary of Lion Connecticut Holdings Inc., which is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands.

          Statement of Financial Accounting Standards No. 141, Business Combinations, excludes transfers of net assets or exchanges of shares between entities under common control, and notes that certain provisions under Accounting Principles Board Opinion No. 16, Business Combinations ("APB 16"), provide a source of guidance for such transactions. In accordance with APB 16, financial information of the combined entity is presented as if the entities had been combined for the full year, and all comparative financial statements are restated and presented as if the entities had previously been combined, in a manner similar to a pooling-of-interests.

          Prior to the merger date, the Merger Companies were affiliated companies of ING USA and indirect, wholly-owned subsidiaries of ING. ELIC was domiciled in Iowa and offered various insurance products, including deferred and immediate annuities, variable annuities, and interest sensitive and traditional life insurance. ULA was also domiciled in Iowa and primarily offered annuity related insurance products, as well as life and health insurance that was ceded to other insurers. USG was domiciled in Oklahoma and offered various insurance products, including deferred fixed annuities, immediate annuities, and interest-sensitive life insurance.

          Each Board of Directors and each sole shareholder of the Merger Companies and the Board of Directors and sole shareholder of the Company approved the merger plan on June 25, 2003 (see Exhibit 99.8). The State of Iowa Insurance Division and the Department of Insurance of the State of Oklahoma also approved the merger.


Item 5.   Other Events

          Golden was renamed from "Golden American Life Insurance Company" to "ING USA Annuity and Life Insurance Company." The name change occurred immediately after the merger of ELIC, USG, and ULA with and into Golden, with the Company remaining as the surviving corporation under the name ING USA Annuity and Life Insurance Company.

          The Company, formerly a Delaware insurance company, changed its state of domicile from Delaware to Iowa and became an Iowa insurance company immediately prior to the merger of ELIC, USG, and ULA, with and into Golden. On July 16, 2003, the Insurance Division of the State of Iowa approved the Restated Articles of Incorporation, effectively approving the re-domestication of the Company. The re-domestication was effective on January 1, 2004.

Item 7.   Financial Statements and Exhibits

          (a)  Financial Statements of Businesses Acquired

               Included are the financial statements of ELIC (the survivor to the merger with Ameribest Life Insurance Company, an affiliate, on January 1, 2003), USG, and ULA, prepared in conformity with statutory accounting principles ("SAP") (financial statements for these entities were not historically prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP")). These statements include audited statutory basis financial statements for the years ended December 31, 2002 and 2001, as well as unaudited statutory basis financial statements for the nine months ended September 30, 2003 and September 30, 2002 (financial statements for the three months ended September 30 are not required for statutory purposes).

               See (c) Exhibits for financial statements.

          (b) Pro Forma Financial Information in Accordance with Accounting Principles Generally Accepted in the United States of America

               Unaudited Pro Forma  Condensed  Consolidated  Balance Sheet as of
                 September  30, 2003
               Unaudited Pro Forma Condensed  Consolidated  Statements of Income
                 for the Nine Months Ended September 30, 2003 and 2002
               Unaudited Pro Forma Condensed  Consolidated  Statements of Income
                 for the Years Ended December 31, 2002, 2001, and 2000
               Notes to Unaudited  Pro Forma  Condensed  Consolidated  Financial
                 Statements as of September 30, 2003, and for the periods ended December 31, 2002, 2001, and 2000, and September 30, 2003 and 2002

               The following unaudited pro forma condensed consolidated financial information is based on the historical financial statements of ING USA, ELIC, USG, and ULA, and has been prepared to illustrate the effects of the merger of ELIC, USG, and ULA, with and into Golden. The unaudited pro forma condensed consolidated financial information is presented for illustration purposes only, and is not necessarily indicative of the operating results or financial position that would have occurred if the merger had been consummated, nor is it necessarily indicative of future operating results or financial position of the consolidated company.

Unaudited Pro Forma Condensed Consolidated Balance Sheet as of
September 30, 2003
--------------------------------------------------------------------------------



                                                                                                        Pro Forma       Pro Forma
(Millions)                                      ING USA         ELIC          USG          ULA         Adjustments     Consolidated
                                             -------------  ------------  ------------  ---------  -----------------   -------------
Assets
Investments:
  Fixed maturities, available for sale,
    at fair value                            $    5,458.8   $   3,800.2   $   6,337.5   $  611.7   $        -          $   16,208.2
  Equity securities, at fair value:
    Common stock                                        -          20.5             -          -            -                  20.5
    Preferred stock                                     -           0.4           1.3          -            -                   1.7
    Investment in mutual funds                        9.3         120.0             -          -            -                 129.3
    Investment in subsidiaries                          -       1,878.8             -          -     (1,878.8)(1)                 -
    Mortgage loans on real estate                   770.3         954.3       1,501.3       38.0            -               3,263.9
    Real estate                                         -           3.0           3.7          -            -                   6.7
    Policy loans                                     17.2         127.9          31.9        0.9            -                 177.9
    Short-term investments                              -         127.2          22.0          -            -                 149.2
    Other investments                                26.6         207.0         (77.3)       8.4       (135.0)(2)              29.7
                                             -------------  ------------  ------------  ---------  -----------------   -------------
Total investments                                 6,282.2       7,239.3       7,820.4      659.0     (2,013.8)             19,987.1

Cash and cash equivalents                            55.5          22.3         570.7        2.0            -                 650.5
Accrued investment income                            64.5          48.5          77.8        7.0            -                 197.8
Reinsurance recoverable                              14.3           6.4           0.7          -            -                  21.4
Receivable for securities sold                       21.7          37.5          58.1       14.9            -                 132.2
Deferred policy acquisition costs                   796.9         791.5         145.8        2.8            -               1,737.0
Value of business acquired                            8.7          70.2          33.8        3.3            -                 116.0
Other assets                                         16.2           9.4           1.4       (0.1)           -                  26.9
Assets held in separate accounts                 14,692.5         980.4             -       60.8            -              15,733.7
                                             -------------  ------------  ------------  ---------  -----------------   -------------
Total assets                                 $   21,952.5   $   9,205.5   $   8,708.7   $  749.7   $ (2,013.8)         $   38,602.6
                                             =============  ============  ============  =========  =================   =============

Liabilities and Shareholder's Equity
Policy liabilities and accruals:
  Future policy benefits and
    claims reserves                          $    5,395.9   $   5,449.0   $   7,266.4   $  577.5   $        -          $   18,688.8
Notes to affiliates                                 170.0             -             -          -       (135.0)(2)              35.0
Due to affiliates                                     9.1          22.2          20.7        1.3            -                  53.3
Payables for securities purchased                    42.4          66.6          83.3       14.8            -                 207.1
Borrowed money                                      111.0         207.8         784.6          -            -               1,103.4
Current income taxes                                 22.2         (19.3)        (22.4)      (1.7)           -                 (21.2)
Deferred income taxes                               129.3         (75.2)        (47.8)      (8.9)           -                  (2.6)
Other liabilities                                    36.4          99.4          88.8        1.7            -                 226.3
Liabilities related to separate accounts         14,692.5         980.4             -       60.7            -              15,733.6
                                             -------------  ------------  ------------  ---------  -----------------   -------------
Total liabilities                                20,608.8       6,730.9       8,173.6      645.4       (135.0)             36,023.7
                                             -------------  ------------  ------------  ---------  -----------------   -------------
Shareholder's equity
  Common stock                                        2.5           5.0           2.5        8.4        (15.9)(1)(3)            2.5
  Additional paid-in capital                      1,358.4       3,600.3       1,468.2      188.7     (2,815.7)(1)(3)        3,799.9
  Accumulated other comprehensive income             77.0         289.7         130.6       13.6       (207.6)(1)             303.3
  Retained deficit                                  (94.2)     (1,420.4)     (1,066.2)    (106.4)     1,160.4 (1)          (1,526.8)
                                             -------------  ------------  ------------  ---------  -----------------   -------------
Total shareholder's equity                        1,343.7       2,474.6         535.1      104.3     (1,878.8)              2,578.9
                                             -------------  ------------  ------------  ---------  -----------------   -------------
Total liabilities and shareholder's equity   $   21,952.5   $   9,205.5   $   8,708.7   $  749.7   $ (2,013.8)         $   38,602.6
                                             =============  ============  ============  =========  =================   =============

Unaudited Pro Forma Condensed Consolidated Statement of Income for the
9 Months Ended September 30, 2003
--------------------------------------------------------------------------------


                                                                                                        Pro Forma        Pro Forma
(Millions)                                      ING USA         ELIC          USG          ULA         Adjustments     Consolidated
                                             -------------  ------------  -----------  -----------  ----------------   -------------
Revenue:
  Premiums                                   $          -   $      20.6   $      0.7   $        -   $         -        $       21.3
  Fee income                                        221.2          35.6         11.2          1.8             -               269.8
  Net investment income                             167.8         221.1        345.9         27.3          (7.6)(2)           754.5
  Net realized capital gains (losses)                87.8          (1.5)        (0.6)         8.9             -                94.6
  Other income (loss)                                (0.1)          6.3          1.0            -             -                 7.2
                                             -------------  ------------  -----------  -----------  ----------------   -------------
Total revenue                                       476.7         282.1        358.2         38.0          (7.6)            1,147.4
                                             -------------  ------------  -----------  -----------  ----------------   -------------
Benefits, losses and expenses:
  Benefits:
    Interest credited and other
      benefits to policyholders                     271.7         226.0        276.3         20.0             -               794.0
  Underwriting, acquisition, and
    insurance expenses:
      General expenses                               81.7          45.0         26.2          2.4             -               155.3
      Commissions                                   175.2          26.6         34.1          0.4             -               236.3
      Policy acquisition costs deferred            (150.3)       (151.3)       (43.3)        (0.3)            -              (345.2)
  Amortization of deferred policy
     acquisition costs and value of
     business acquired                              129.9          56.1         44.5          5.7             -               236.2
  Other:
    Expense and charges reimbursed
      under modified coinsurance agreements         (88.8)         89.3            -            -             -                 0.5
    Interest expense                                 10.3           5.0          4.6            -          (7.6)(2)            12.3
                                             -------------  ------------  -----------  -----------  ----------------   -------------
Total benefits, losses and expenses                 429.7         296.7        342.4         28.2          (7.6)            1,089.4
                                             -------------  ------------  -----------  -----------  ----------------   -------------
Income (loss) before income taxes                    47.0         (14.6)        15.8          9.8             -                58.0
Income tax expense (benefit)                          7.3          (5.6)         5.5          3.4             -                10.6
Equity in subsidiaries                                  -          50.0            -            -         (50.0)(4)               -
                                             -------------  ------------  -----------  -----------  ----------------   -------------
Net income (loss)                            $       39.7   $      41.0   $     10.3   $      6.4   $     (50.0)       $       47.4
                                             =============  ============  ===========  ===========  ================   =============

Unaudited Pro Forma Condensed Consolidated Statement of Income for the
9 Months Ended September 30, 2002
--------------------------------------------------------------------------------



                                                                                                        Pro Forma       Pro Forma
(Millions)                                      ING USA         ELIC          USG          ULA         Adjustments     Consolidated
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Revenue:
  Premiums                                   $          -   $      23.4   $      0.9   $        -   $         -        $       24.3
  Fee income                                        167.3          42.0         16.1          3.0             -               228.4
  Net investment income                             132.3         162.9        293.8         33.3          (9.6)(2)           612.7
  Net realized capital gains (losses)                 0.4         (34.3)       (55.2)        (6.9)            -               (96.0)
  Other income (loss)                                   -           6.3          2.0            -             -                 8.3
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Total revenue                                       300.0         200.3        257.6         29.4          (9.6)              777.7
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Benefits, losses and expenses:
  Benefits:
    Interest credited and other
      benefits to policyholders                     212.1         178.3        274.2         20.3             -               684.9
  Underwriting, acquisition, and
    insurance expenses:
      General expenses                              106.1          36.2         24.4          1.2             -               167.9
      Commissions                                   239.8          33.7         60.3          0.4             -               334.2
      Policy acquisition costs deferred            (242.9)       (145.3)       (66.2)           -             -              (454.4)
  Amortization of deferred policy
    acquisition costs and value of
    business acquired                               129.2          72.5         36.3          3.4             -               241.4
  Other:
    Expense and charges reimbursed
      under modified coinsurance
      agreements                                    (77.6)         74.1            -            -             -                (3.5)
    Interest expense                                 12.7           5.1          4.6            -          (9.6)(2)            12.8
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Total benefits, losses and expenses                 379.4         254.6        333.6         25.3          (9.6)              983.3
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Income (loss) before income taxes                   (79.4)        (54.3)       (76.0)         4.1             -              (205.6)
Income tax expense (benefit)                        (25.7)        (19.5)       (26.6)         1.4             -               (70.4)
Equity in subsidiaries                                  -        (103.1)           -            -         103.1(4)                -
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Income (loss) before cumulative effect
  of change in accounting principle          $      (53.7)  $    (137.9)  $    (49.4)  $      2.7   $     103.1        $     (135.2)
                                             =============  ============  ===========  ===========  =================  =============

Unaudited Pro Forma Condensed Consolidated Statement of Income for the
Year Ended December 31, 2002
--------------------------------------------------------------------------------



                                                                                                        Pro Forma        Pro Forma
(Millions)                                      ING USA         ELIC          USG          ULA         Adjustments     Consolidated
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Revenue:
  Premiums                                   $          -   $      30.2   $      1.1   $        -   $           -      $       31.3
  Fee income                                        204.0          54.0         20.0          3.7               -             281.7
  Net investment income                             197.7         249.7        416.6         44.1           (12.2)(2)         895.9
  Net realized capital gains (losses)                 4.2         (43.7)       (65.7)         2.1               -            (103.1)
  Other income (loss)                                 3.5          10.3          2.4          0.1               -              16.3
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Total revenue                                       409.4         300.5        374.4         50.0           (12.2)          1,122.1
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Benefits, losses and expenses:
  Benefits:
    Interest credited and other
      benefits to policyholders                     276.5         246.0        370.5         26.8               -             919.8
  Underwriting, acquisition, and
    insurance expenses:
      General expenses                              139.7          46.5         33.0          1.0               -             220.2
      Commissions                                   288.7          41.5         71.7          0.6               -             402.5
      Policy acquisition costs deferred            (292.2)       (186.6)       (80.2)           -               -            (559.0)
  Amortization of deferred policy
    acquisition costs and value
    of business acquired                            127.8         126.0         44.5          3.8               -             302.1
  Other:
    Expense and charges reimbursed
      under modified coinsurance
      agreements                                   (104.9)        100.9            -            -               -              (4.0)
    Interest expense                                 16.0           6.9          6.1            -           (12.2)(2)          16.8
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Total benefits, losses and expenses                 451.6         381.2        445.6         32.2           (12.2)          1,298.4
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Income (loss) before income taxes                   (42.2)        (80.7)       (71.2)        17.8               -            (176.3)
Income tax expense (benefit)                        (12.5)        (29.0)       (24.9)         6.2               -             (60.2)
Equity in subsidiaries                                  -         (76.0)           -            -            76.0(4)              -
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Income (loss) before cumulative effect
  of change in accounting principle          $      (29.7)  $    (127.7)  $    (46.3)  $     11.6   $        76.0      $    (116.1)
                                             =============  ============  ===========  ===========  =================  =============

Unaudited Pro Forma Condensed Consolidated Statement of Income for the
Year Ended December 31, 2001
--------------------------------------------------------------------------------



                                                                                                        Pro Forma        Pro Forma
(Millions)                                      ING USA         ELIC           USG         ULA         Adjustments     Consolidated
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Revenue:
  Premiums                                   $          -   $      33.2   $      1.1   $        -   $           -      $       34.3
  Fee income                                        188.9          56.7         23.9          4.8               -             274.3
  Net investment income                              94.4         234.7        481.0         54.1           (14.3)(2)         849.9
  Net realized capital gains (losses)                (6.5)        (32.7)       (55.5)         1.3               -             (93.4)
  Other income (loss)                                   -           9.4          1.4            -               -              10.8
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Total revenue                                       276.8         301.3        451.9         60.2           (14.3)          1,075.9
                                             -------------  ------------  -----------  -----------  -----------------  -------------

Benefits, losses and expenses:
  Benefits:
    Interest credited and other
      benefits to policyholders                     209.0         179.2        356.1         38.9               -             783.2
  Underwriting, acquisition, and
    insurance expenses:
      General expenses                              119.9          94.7         23.3          3.3               -             241.2
      Commissions  C                                232.4          51.0         35.4          0.7               -             319.5
      Policy acquisition costs deferred            (128.2)       (312.6)       (47.1)        (0.6)              -            (488.5)
  Amortization of deferred policy
    acquisition costs and value of
    business acquired                                49.6          55.6         65.3          4.4               -             174.9
  Goodwill                                            4.2          13.0         19.1          1.1               -              37.4
  Other:
    Expense and charges reimbursed
      under modified coinsurance
      agreements                                   (225.6)        224.6            -            -               -              (1.0)
    Interest expense                                 19.4           7.3         10.8          0.3           (14.3)(2)          23.5
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Total benefits, losses and expenses                 280.7         312.8        462.9         48.1           (14.3)          1,090.2
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Income (loss) before income taxes                    (3.9)        (11.5)       (11.0)        12.1               -             (14.3)
Income tax expense (benefit)                          0.1           0.5          2.8          4.6               -               8.0
Equity in subsidiaries                                  -         (17.8)           -            -            17.8(4)              -
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Net income (loss)                            $       (4.0)  $     (29.8)  $    (13.8)  $      7.5   $        17.8      $      (22.3)
                                             =============  ============  ===========  ===========  =================  =============

Unaudited Pro Forma Condensed Consolidated Statement of Income for the
Year Ended December 31, 2000
--------------------------------------------------------------------------------


                                                                                                        Pro Forma        Pro Forma
(Millions)                                       ING USA         ELIC         USG          ULA         Adjustments     Consolidated
                                             -------------  ------------  -----------  -----------  -----------------  -------------

Revenue:
  Premiums                                   $          -   $      33.0   $      2.3   $        -   $           -      $       35.3
  Fee income                                        167.9          68.7         42.5          7.6               -             286.7
  Net investment income                              64.1         198.6        506.1         60.8           (14.3)(2)         815.3
  Net realized capital gains (losses)                (6.6)        (25.8)       (84.8)        (8.2)              -            (125.4)
  Other income (loss)                                   -          10.0          1.4            -               -              11.4
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Total revenue                                       225.4         284.5        467.5         60.2           (14.3)          1,023.3
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Benefits, losses and expenses:
  Benefits:
    Interest credited and other
      benefits to policyholders                     199.9         183.7        352.6         44.1               -             780.3
  Underwriting, acquisition, and
    insurance expenses:
      General expenses                               89.5          86.4         10.8          2.5               -             189.2
      Commissions                                   213.7          70.7         41.3          3.9               -             329.6
      Policy acquisition costs deferred            (168.4)       (303.1)       (59.3)        (4.1)              -            (534.9)
   Amortization of deferred policy
     acquisition costs and value of
     business acquired                               60.0          31.8         18.8          2.9               -             113.5
   Goodwill                                           4.2          13.0         19.1          1.1               -              37.4
   Other:
     Expense and charges reimbursed
       under modified coinsurance
       agreements                                  (225.8)        218.8            -            -               -              (7.0)
     Interest expense                                19.9           2.8          0.8            -           (14.3)(2)           9.2
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Total benefits, losses and expenses                 193.0         304.1        384.1         50.4           (14.3)            917.3
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Income (loss) before income taxes                    32.4         (19.6)        83.4          9.8               -             106.0
Income tax expense (benefit)                         13.2          (2.2)        35.8          3.8               -              50.6
Equity in subsidiaries                                  -          66.8            -            -           (66.8)(4)             -
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Net income (loss)                            $       19.2   $      49.4   $     47.6   $      6.0   $       (66.8)     $       55.4
                                             =============  ============  ===========  ===========  =================  =============

1.   Pro Forma Consolidation

     Statement of Financial Accounting Standards No. 141, Business Combinations ("FAS 141"), excludes transfers of net assets or exchanges of shares between entities under common control, and notes that certain provisions under Accounting Principles Board Opinion No. 16, Business Combinations ("APB 16"), provide a source of guidance for such transactions. In accordance with APB 16, financial information of the combined entity is presented as if the entities had been combined for the full year, and all comparative financial statements are restated and presented as if the entities had previously been combined, in a manner similar to a pooling-of-interests.

     The unaudited pro forma condensed consolidated financial statements have been prepared in a manner similar to a pooling-of-interests, in accordance with the provisions of APB 16 in order to present the condensed financial position and results of operations of ING USA Annuity and Life Insurance Company ("ING USA"), Equitable Life Insurance Company of Iowa ("ELIC"), United Life & Annuity Insurance Company ("ULA"), and USG Annuity & Life Company ("USG"), as if the entities had previously been combined. The unaudited pro forma condensed consolidated balance sheet and income statements give effect to the consolidation transaction as if it had occurred on September 30, 2003 and January 1, 2000, respectively.

     Following is a description of the pro forma adjustments that have been made to the financial statements. All pro forma adjustments are elimination entries related to intercompany transactions between the entities, as required by accounting principles generally accepted in the United States of America. There were no other pro forma adjustments.

     (1) Prior to the merger, ING USA and USG were wholly owned subsidiaries of ELIC. The pro forma adjustment eliminates the ELIC investment in ING USA and USG subsidiaries.

     (2) Prior to the merger, ING USA had an outstanding surplus note payable to ELIC. The pro forma adjustment eliminates the surplus note and related interest between ING USA and ELIC.

     (3) All of the shares of capital stock of ELIC, USG, and ULA, will be canceled and retired, and ceased to exist, as of the merger with ING USA.

     (4) Prior to the merger, ING USA and USG were wholly owned subsidiaries of ELIC. The pro forma adjustment eliminates the ELIC equity in ING USA and USG income.

2.   Accounting for Goodwill and Intangible Assets

     The cumulative effect of change in accounting principle for the unaudited pro forma condensed consolidated income statements for the nine months ended September 30, 2002, and the year ended December 31, 2002, reflects the adoption of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets, ("FAS 142"). During 2002, ING USA and the Merger Companies adopted FAS 142.

     The adoption of this standard resulted in an impairment loss of $1,298.5 million in 2002. This impairment loss represented the entire carrying amount of goodwill, net of accumulated amortization, and is recorded as a change in accounting principle for the nine months ended September 30, 2002 and the year ended December 31, 2002.

     Effective January 1, 2002, ING USA and the Merger Companies applied the non-amortization provision (net of tax) of the new standard, which resulted in an increase in net income of $37.0 million for the twelve months ended December 31, 2002. Had ING USA and the Merger Companies been accounting for goodwill under FAS 142 for all periods presented, the Company's net income
     (loss) would have been as follows:



                                                                                    Year ended        Year ended
                                                                                   December 31,      December 31,
     (Millions)                                                                        2001              2000
                                                                                  --------------    --------------

     Pro forma consolidated net income (loss)                                     $      (22.3)     $        55.4

     Add back goodwill amortization, net of tax                                           37.0               37.0
                                                                                  --------------    --------------
     Adjusted pro forma consolidated net income                                   $       14.7      $        92.4
                                                                                  ==============    ==============


3.   Statutory Merger

     On January 1, 2003, Ameribest Life Insurance Company ("AMB"), an affiliated life insurance company domiciled in Georgia, was merged with ELIC.

     As FAS 141 excludes transfers of net assets or exchanges of shares between entities under common control, the merger was based on certain provisions under APB 16, which provide a source of guidance for such transactions.

     The unaudited pro forma condensed consolidated financial statements have been prepared in a manner similar to a pooling-of-interests, in accordance with the provisions of APB 16, in order to present the condensed results of operations of ELIC and AMB as if the entities had previously been combined. The pro forma condensed consolidated income statements give effect to the consolidation transaction as if it had occurred on January 1, 2000.

     The September 30, 2002, balances within the September 30, 2003, statutory financial statements have been restated as a result of this merger (see
     Exhibit 99.5).



     (c)    Exhibits

            Reference
            Number            Page       Exhibit Description

            99.1              1-44       Audited statutory basis financial  statements for the years ended December 31,  2002 and
                                         2001,  for Equitable  Life Insurance  Company of Iowa,  including  Report of Independent
                                         Auditors.

            99.2              1-27       Audited statutory  basis financial statements for the years  ended December 31, 2002 and
                                         2001, for Ameribest Life Insurance Company, including Report of Independent Auditors.

            99.3              1-4        Unaudited  statutory basis financial  statements for the nine months ended September 30,
                                         2003 and 2002, for Equitable Life  Insurance  Company of Iowa  (including the effects of the merger with Ameribest Life Insurance Company, an affiliate).

            99.4              1-35       Audited statutory basis financial  statements for the years ended December 31,  2002 and
                                         2001, for USG Annuity & Life Company, including Report of Independent Auditors.

            99.5              1-4        Unaudited statutory  basis financial  statements for the nine months ended September 30,
                                         2003 and 2002, for USG Annuity & Life Company.

            99.6              1-34       Audited statutory basis financial  statements for the years ended December 31,  2002 and
                                         2001,  for United Life & Annuity  Insurance  Company,  including  Report of  Independent
                                         Auditors.

            99.7              1-4        Unaudited  statutory basis financial  statements for the nine months ended September 30,
                                         2003 and 2002, for United Life & Annuity Insurance Company.

            99.8              1-4        Agreement  and plan of  merger  of USG  Annuity  & Life  Company,  United  Life & Annuity
                                         Insurance  Company,  and Equitable  Life Insurance  Company of Iowa into Golden  American
                                         Life Insurance Company to be renamed ING USA Annuity & Life Insurance Company

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.



                               ING USA Annuity and Life Insurance Company
                               -------------------------------------------------
                                                (Registrant)



Date  January 2, 2004          /s/ David A. Wheat
      ---------------          -------------------------------------------------
                               David A. Wheat
                               Senior Vice President and Chief Financial Officer



                               /s/ Keith Gubbay
                               -------------------------------------------------
                               Keith Gubbay
                               President

                                                                    Exhibit 99.1


                         Report of Independent Auditors


Board of Directors and Stockholder
Equitable Life Insurance Company of Iowa

We have audited the accompanying statutory basis balance sheets of Equitable Life Insurance Company of Iowa ("the Company" and a wholly owned subsidiary of ING America Insurance Holdings, Inc.) as of December 31, 2002 and 2001, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Iowa Department of Regulatory Agencies of the State of Iowa, Iowa Insurance Division, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Equitable Life Insurance Company of Iowa at December 31, 2002 and 2001 or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Equitable Life Insurance Company of Iowa at December 31, 2002 and 2001, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Iowa Insurance Division.

As discussed in Note 3 to the financial statements, in 2001 the Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Iowa Insurance Division.


                                                           /s/ Ernst & Young LLP



March 21, 2003

                    Equitable Life Insurance Company of Iowa
                        Balance Sheets - Statutory Basis
--------------------------------------------------------------------------------

                                                                                              December 31
                                                                                        2002                2001
                                                                                  ---------------     ---------------
                                                                                             (In Thousands)


Admitted assets
Cash and invested assets:
     Bonds                                                                        $    2,925,958      $    2,628,098
     Preferred stocks                                                                        441                 490
     Common stocks                                                                       120,285                 306
     Subsidiaries                                                                        811,079             761,039
     Mortgage loans                                                                      859,953             842,253
     Real estate, less accumulated depreciation
       (2002 - $339; 2001- $531)                                                           3,651               5,254
     Policy loans                                                                        130,790             139,826
     Other invested assets                                                               180,117             266,358
     Cash and short-term investments                                                      25,102              67,592
                                                                                  ---------------     ---------------
Total cash and invested assets                                                         5,057,376           4,711,216

Deferred and uncollected premiums, less loading
   (2002 - $785, 2001 - $751)                                                             64,607               5,736
Accrued investment income                                                                 43,330              40,604
Reinsurance balances recoverable                                                             785               1,020
Data processing equipment, less accumulated
   depreciation (2002-$5,459; 2001-$3,243)                                                   186                 373
Indebtedness from related parties                                                        107,057              29,687
Federal income tax recoverable                                                            50,531              34,688
Separate account assets                                                                  959,377           1,406,693
Other assets                                                                             303,168             273,482
                                                                                  ---------------     ---------------
Total admitted assets                                                             $    6,586,417      $    6,503,499
                                                                                  ===============     ===============


See accompanying notes - statutory basis.

                    Equitable Life Insurance Company of Iowa
                  Balance Sheets - Statutory Basis (continued)
--------------------------------------------------------------------------------

                                                                                              December 31
                                                                                        2002                2001
                                                                                  ---------------     ---------------
                                                                                              (In Thousands,
                                                                                          except share amounts)


Liabilities and capital and surplus
Liabilities:
     Policy and contract liabilities:
         Life and annuity reserves                                                $    4,015,244      $    3,580,706
         Deposit type contracts                                                          189,296             152,193
         Policyholders' funds                                                                310                 282
         Dividends payable                                                                23,795              24,385
         Unpaid claims                                                                     2,227               8,122
                                                                                  ---------------     ---------------
     Total policy and contract liabilities                                             4,230,872           3,765,688

     Accounts payable and accrued expenses                                                26,439              26,012
     Indebtedness to related parties                                                      66,200              21,091
     Asset valuation reserve                                                              25,738              26,060
     Interest maintenance reserve                                                         13,573              17,123
     Borrowed money                                                                      148,996             135,948
     Other liabilities                                                                   (14,220)             66,062
     Separate account liabilities                                                        959,377           1,406,693
                                                                                  ---------------     ---------------
Total liabilities                                                                      5,456,975           5,464,677

Capital and surplus:
     Common stock: $1.00 par value; authorized 7,500,000
       shares, issued and outstanding 5,000,300 shares                                     5,000               5,000
     Additional paid-in capital                                                        1,215,324             700,324
     Unassigned (deficit) surplus                                                        (90,882)            333,498
                                                                                  ---------------     ---------------
Total capital and surplus                                                              1,129,442           1,038,822
                                                                                  ---------------     ---------------
Total liabilities and capital and surplus                                         $    6,586,417      $    6,503,499
                                                                                  ===============     ===============


See accompanying notes - statutory basis.

                    Equitable Life Insurance Company of Iowa
                   Statements of Operations - Statutory Basis
--------------------------------------------------------------------------------


                                                                                          Year ended December 31
                                                                                         2002                2001
                                                                                  ---------------     ---------------
                                                                                             (In Thousands)

Premiums and other revenues:
     Life, annuity, and accident and health premiums                              $    1,832,175       $    2,645,375
     Policy proceeds and dividends left on deposit                                         1,840                1,263
     Net investment income                                                               228,150              232,779
     Amortization of interest maintenance reserve                                         (2,570)               2,299
     Commissions, expense allowances and reserve adjustments on
       reinsurance ceded                                                                     (80)                  91
     Other income                                                                         23,058               41,581
                                                                                  ---------------      ---------------
Total premiums and other revenues                                                      2,082,573            2,923,388

Benefits paid or provided:
     Death benefits                                                                       44,630               41,922
     Annuity benefits                                                                    119,150              103,305
     Surrender benefits                                                                  638,053              464,583
     Interest on policy or contract funds                                                  6,192                7,043
     Other benefits                                                                        7,209                6,906
     Life contract withdrawals                                                            47,009               49,110
Increase in life, annuity, and accident and health reserves                            1,186,223            2,055,065
Net transfers from separate accounts                                                    (135,686)             (98,628)
                                                                                  ---------------      ---------------
Total benefits paid or provided                                                        1,912,780            2,629,306

Insurance expenses:
     Commissions                                                                         157,842              205,363
     General expenses                                                                     45,159               81,288
     Insurance taxes, licenses and fees, excluding federal income
       taxes                                                                               3,801                9,080
                                                                                  ---------------      ---------------
Total insurance expenses                                                                 206,802              295,731
                                                                                  ---------------      ---------------
Loss from operations before policyholder dividends,                                      (37,009)              (1,649)
   federal income taxes and net realized capital losses


                     Equitable Life Insurance Company of Iowa
                   Statements of Operations - Statutory Basis (continued)
--------------------------------------------------------------------------------


                                                                                          Year ended December 31
                                                                                         2002                2001
                                                                                  ---------------     ---------------
                                                                                             (In Thousands)


Dividends to policyholders                                                                23,406              25,228
                                                                                  ---------------     ---------------
Loss from operations before federal income taxes and                                     (60,415)            (26,877)
   net realized capital losses
Federal income taxes                                                                      38,715              (1,605)
                                                                                  ---------------     ---------------
Loss from operations before net realized capital losses                                  (99,130)            (25,272)
Net realized capital losses net of income taxes 2002 - $(10,288);
   2001 - $(7,441) and excluding net transfers to the interest
   maintenance reserve 2002- $3,295; 2001- $3,720                                        (20,665)            (37,807)
                                                                                  ---------------     ---------------
Net loss                                                                          $     (119,795)     $      (63,079)
                                                                                  ===============     ===============



See accompanying notes - statutory basis.

                    Equitable Life Insurance Company of Iowa
         Statements of Changes in Capital and Surplus - Statutory Basis
--------------------------------------------------------------------------------


                                                                                          Year ended December 31
                                                                                         2002                2001
                                                                                  ---------------     ---------------
                                                                                             (In Thousands)

Common stock:
   Balance at beginning and end of year                                           $        5,000      $         5,000
                                                                                  ===============     ================

Paid-in and contributed surplus:
   Balance at beginning of year                                                          700,324              248,743
   Capital contributions                                                                 515,000              451,581
                                                                                  ---------------     ----------------
   Balance at end of year                                                         $    1,215,324      $       700,324
                                                                                  ===============     ================

Unassigned deficit:
     Balance at beginning of year                                                        333,498              344,924
     Net loss                                                                           (119,795)             (63,079)
     Change in net unrealized capital gains or losses                                   (307,450)              35,976
     Change in nonadmitted assets                                                        (58,477)              65,659
     Change in asset valuation reserve                                                       322               12,378
     Change in net deferred income tax excluding tax effect
       of nonadmitted assets                                                              61,020               30,125
     Change in accounting principle, net of tax                                                -               (6,073)
     Transfer of prepaid pension assets                                                        -              (87,412)
     Cession of existing risks, net of tax                                                     -                1,000
                                                                                  ---------------     ----------------
     Balance at end of year                                                       $      (90,882)     $       333,498
                                                                                  ===============     ================
Total capital and surplus                                                         $    1,129,442      $     1,038,822
                                                                                  ===============     ================

See accompanying notes - statutory basis.

                    Equitable Life Insurance Company of Iowa
                   Statements of Cash Flows - Statutory Basis
--------------------------------------------------------------------------------


                                                                                          Year ended December 31
                                                                                         2002                2001
                                                                                  ---------------     ---------------
                                                                                             (In Thousands)

Operations
Premiums, policy proceeds, and other considerations received,
   net of reinsurance paid                                                        $    1,775,113      $    2,647,810
Net investment income received                                                           274,233             243,697
Commission and expense allowances received on reinsurance ceded                              (54)                 91
Benefits paid                                                                           (862,628)           (673,320)
Net transfers to separate accounts                                                       148,848             111,689
Insurance expenses paid                                                                 (199,451)           (274,085)
Dividends paid to policyholders                                                          (23,568)            (25,413)
Federal income taxes (paid) received                                                     (45,836)             71,450
Net other (expenses) revenues                                                           (697,081)             41,873
                                                                                  ---------------     ---------------
Net cash provided by operations                                                          369,576           2,143,792

Investments
Proceeds from sales, maturities, or repayments of investments:
     Bonds                                                                             3,559,637           2,401,946
     Preferred stocks                                                                        357              11,844
     Common stocks                                                                       103,451              61,428
     Mortgage loans                                                                        2,241                   -
     Other invested assets                                                                51,647               6,951
     Miscellaneous proceeds                                                               84,561               1,989
     Net tax on capital gains                                                                  -              (7,441)
                                                                                  ---------------     ---------------
Net proceeds from sales, maturities, or repayments of investments                      3,801,894           2,476,717
Cost of investments acquired:
     Bonds                                                                             3,938,840           2,938,801
     Preferred stocks                                                                    556,492             451,581
     Mortgage loans                                                                      121,122             179,837
     Other invested assets                                                                   844               3,835
     Miscellaneous applications                                                          106,945                   -
                                                                                  ---------------     ---------------
Total cost of investments acquired                                                     4,724,243           3,574,054
Net (decrease) increase in policy loans                                                   (9,656)              1,185
                                                                                  ---------------     ---------------
Net cash used in investment activities                                                  (912,693)         (1,098,522)


                    Equitable Life Insurance Company of Iowa
             Statements of Cash Flows - Statutory Basis (continued)
--------------------------------------------------------------------------------


                                                                                          Year ended December 31
                                                                                         2002                2001
                                                                                  ---------------     ---------------
                                                                                             (In Thousands)


Financing and miscellaneous activities
Cash provided:
     Capital and surplus paid-in                                                         506,300             446,508
     Borrowed money                                                                       13,008              13,660
     Premium and other deposit type funds                                                 20,799             (21,565)
     Other uses                                                                          (39,480)         (1,699,700)
                                                                                  ---------------     ---------------
Net cash provided by (used in) financing and
   miscellaneous activities                                                              500,627          (1,261,097)
                                                                                  ---------------     ---------------
Net decrease in cash and short-term investments                                          (42,490)           (215,827)
Cash and short-term investments:
     Beginning of year                                                                    67,592             283,419
                                                                                  ---------------     ---------------
     End of year                                                                  $       25,102      $       67,592
                                                                                  ===============     ===============

See accompanying notes - statutory basis.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies

     Equitable Life Insurance Company of Iowa (the Company) is domiciled in Iowa and is a wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"). The Company offers various insurance products including deferred and immediate annuities, variable annuities, and interest sensitive and traditional life insurance. These products are marketed by the Company's career agency force, independent insurance agents, broker/dealers, and financial institutions. The Company's primary customers are individuals. The Company is presently licensed in 49 states, the District of Columbia and Puerto Rico.

     The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

     Basis of Presentation

     The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the State of Iowa (Iowa Insurance Division), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The most significant variances from GAAP are as follows:

     Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder's equity for those designated as available-for-sale.

     For structured securities, when a negative yield results from a revaluation based on new prepayment assumptions (i.e., undiscounted cash flows are less than current book value), an other than temporary impairment is considered to have occurred and the asset is written down to the value of the undiscounted cash flows. For GAAP, assets are re-evaluated based on the discounted cash flows using a current market rate. Impairments are recognized when there has been an adverse change in cash flows and the fair value is less than book. The asset is then written down to fair value.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Basis of Presentation (continued)

     Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP.

     Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholders' equity rather than to income as required for fair value hedges.

     In addition, the Company invests in structured securities including mortgage-backed securities/collateralized mortgage obligations, asset-backed securities, collateralized debt obligations, and commercial mortgage-backed securities. For these structured securities, management compares the undiscounted cash flows to the carrying value. An other than temporary impairment is considered to have occurred when the undiscounted cash flows are less than the carrying value.

     Valuation Reserves: The asset valuation reserve ("AVR") is determined by an NAIC-prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

     Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral is reported as the interest maintenance reserve
     (IMR) in the accompanying balance sheets.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Basis of Presentation (continued)

     Realized gains and losses on investments are reported in operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines is charged to income.

     Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

     The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

     Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

     Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Basis of Presentation (continued)

     Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

     Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners' Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

     Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the
     treaty  be  recorded  as  an  offsetting   liability  and  charged  against
     unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

     Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

     Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

     Subsidiaries: The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Basis of Presentation (continued)

     Nonadmitted Assets: Certain assets designated as "nonadmitted," principally deferred federal income tax assets, disallowed interest maintenance reserves, non-operating software, past-due agents' balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

     Employee Benefits: For purposes of calculating the Company's postretirement benefit obligation, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently vested are also included.

     Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

     Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

     Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are non-admitted.
     Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

     Surplus Notes: Surplus notes are reported as a component of surplus. Under statutory accounting practices, no interest is recorded on the surplus notes until payment has been approved by the Iowa Division of Insurance. Under GAAP, surplus notes are reported as liabilities and the related interest is reported as a charge to earnings over the term of the note.

     Statements of Cash Flows: Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

     Reconciliation to GAAP

     The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

     Other significant accounting practices are as follows:

     Investments

     Bonds,   preferred  stocks,  common  stocks,   short-term  investments  and
     derivative instruments are stated at values prescribed by the NAIC, as follows:

          Bonds not backed by other loans are principally stated at amortized cost using the interest method.

          Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher-risk asset backed securities, which are valued using the prospective method.

          Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value. Nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the Securities Valuation Office of the NAIC ("SVO").

          Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/(losses) are reported in unassigned surplus along with adjustment for federal income taxes.

          The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of the time and the extent to which the market value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Investments (continued)

          The Company uses interest rate swaps, caps and floors, options and certain other derivatives as part of its overall interest rate risk management strategy for certain life insurance and annuity products. As the Company only uses derivatives for hedging purposes, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

          Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

          Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short-term assets or liabilities. The initial cost of any such agreement is amortized to net investment income over the life of the agreement. Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged items.

          The derivatives are reported in a manner that is consistent with the hedged asset or liability. All derivatives are reported at amortized cost with the exception of the S&P Options. The S&P Options are reported at fair value since the liabilities that are being hedged are reported at fair value. The unrealized gains or losses from the S&P Options are reported in investment income. Upon termination of a derivative that qualified for hedge accounting, the gain or loss is deferred in IMR or adjusts the basis of the hedged item.

          The Company's insurance subsidiaries are reported at their underlying statutory basis net assets plus the admitted portion of goodwill. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses.

          Mortgage loans are reported at amortized cost, less allowance for impairments.

          Policy loans are reported at unpaid principal balances.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Investments (continued)

          Land is reported at cost. Real estate occupied by the company is reported at depreciated cost; other real estate is reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

          For reverse repurchase agreements, Company policies require a minimum of 102% of the fair value of securities purchased under reverse repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in miscellaneous liabilities.

          Rollover dollar repurchase agreements are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

          Short-term investments are reported at amortized cost. Short-term investments include investments with maturities of less than one year at the date of acquisition.

          Other invested assets are reported at amortized cost using the effective interest method. Other invested assets primarily consist of residual collateralized mortgage obligations and partnership interests.

          Realized capital gains and losses are determined using the specific identification basis.

     Aggregate Reserve for Life Policies and Contracts

     Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2.25% to 10%.

     The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company's practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Aggregate Reserve for Life Policies and Contracts (continued)

     The methods used in valuation of substandard policies are as follows:

          For life, endowment and term policies issued substandard, the standard reserve during the premium-paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

          For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating. For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

     The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the State of Iowa is $246,911,000 at December 31, 2002. The amount of reserves for policies on which gross premiums are less than the net premiums deficiency reserves is $1,617,000 at December 31, 2002.

     The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The tabular interest of funds not involving life contingencies is calculated as the current year reserves, plus payments, less prior year reserves, less funds added.

     Guaranteed Minimum Death Benefits

     Guaranteed minimum death benefits ("GMDB") are features offered with a variable annuity contract that provide a minimum level of proceeds, regardless of account balance, in the event of the policyholder's death. The GMDB can either remain constant or increase, depending on the underlying guarantee. The GMDB features of many companies' variable annuity contracts contain a "dollar-for-dollar" withdrawal provision, which provides for a reduction in the GMDB on a dollar-for-dollar basis when a partial withdrawal occurs.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Guaranteed Minimum Death Benefits (continued)

     As a result of the equity market performance over the past several years, a number of variable annuity policies could have account values that are less than the GMDB. A policy holder with a sizeable minimum death benefit and a policy with a dollar-for-dollar withdrawal provision could withdraw all but a required minimal account value or transfer a portion of their variable annuity contract to another carrier, while maintaining a significant GMDB.

     For Statutory reserves, Actuarial Guideline 33, "Determining CARVM Reserves for Annuity Contract with Elective Benefits" (AG 33), defines the methodology and assumptions that are to be used to determine the minimum statutory reserves for annuity contracts. The purpose of Actuarial Guideline 34, "Variable Annuity Minimum Guaranteed Death Benefit Reserves" (AG 34) is "to interpret the standards for the valuation of reserves for Minimum Guaranteed Death Benefits included in variable annuity contracts."

     There is currently discussion whether AG 34 supersedes AG 33 when calculating the GMDB reserves or whether AG 33 and AG 34 should be applied jointly. Given the inherent ambiguity and controversy as to whether AG 34 supersedes AG 33 or whether AG 33 and AG 34 both apply in determining the appropriate reserves, and given the heightened interest of rating agencies regarding this issue, the Company has performed an initial assessment of its potential exposure related to GMDB's under the dollar-for-dollar features of its variable annuity products. The difference in interpretation as to the appropriate integration of AG 33 and AG 34 computational guidance could result in higher statutory reserve balances of approximately $35,000,000 as of December 31, 2002. The company has a wholly owned insurance subsidiary in which the difference in interpretation could result in higher reserve balances of approximately $85,000,000 as of December 31, 2002.

     Reinsurance

     Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contract and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Electronic Data Processing Equipment

     Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of assets is calculated on a straight-line basis over the estimated useful lives of the assets.

     Participating Insurance

     Participating business approximates less than 11% of the Company's ordinary life insurance in force and 2% of premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividends of $23,406,000 and $25,228,000 were incurred 2002 and 2001, respectively.

     Pension Plans

     The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plan. The Company also provides a contributory retirement plan for substantially all employees.

     Nonadmitted Assets

     Nonadmitted assets are summarized as follows:

                                                                                              December 31
                                                                                        2002                2001
                                                                                  ---------------     ---------------
                                                                                              (In Thousands)


     Deferred federal income taxes                                                $      157,392       $      94,807
     Agents' debit balances                                                                  253                 705
     Furniture and equipment                                                               4,337               6,411
     Leasehold improvements                                                                1,033                   -
     Deferred and uncollected premium                                                        426                 372
     Commuted commission                                                                   1,108                   -
     Suspense debts                                                                        3,586               5,135
     Other                                                                                   231               2,459
                                                                                  ---------------      --------------
     Total nonadmitted assets                                                     $      168,366       $     109,889
                                                                                  ===============      ==============


     Changes in nonadmitted assets are generally reported directly in surplus as an increase or decrease in nonadmitted assets. Certain changes are reported directly in surplus as a change in unrealized capital gains or losses.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Cash Flow Information

     Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments (with a maturity of less than one year at date of acquisition).

     The Company borrowed  $1,253,710,000 and repaid $1,253,710,000 in 2002, and
     borrowed   $784,500,000  and  repaid  $784,500,000   during,   2001.  These
     borrowings were on a short-term basis, at an interest rate that approximated current money market rates and exclude borrowings from reverse dollar repurchase transactions. Interest paid on borrowed money was $204,000 and $1,646,000 during 2002 and 2001, respectively.

     Separate Accounts

     Separate account assets and liabilities held by the Company represent funds held for the benefit of the Company's variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders' account values. The assets and liabilities of these accounts are carried at fair value.

     Reserves related to the Company's mortality risk associated with these policies are included in life and annuity reserves. The operations of the separate accounts are not included in the accompanying statements of operations.

     Reclassifications

     Certain prior year amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2002 financial statement presentation.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

2.   Permitted Statutory Basis Accounting Practices

     The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the State of Iowa. The Iowa State Insurance Division recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency in under the Iowa Insurance Laws. The National Association of Insurance Commissioners' (NAIC) Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the state of Iowa. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

     The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Iowa Division of Insurance. As of December 31, 2002 and 2001, the Company had no such permitted accounting practices.


3.   Accounting Changes

     The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Iowa.
     Effective January 1, 2001, the State of Iowa required that insurance companies domiciled in the State of Iowa prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Iowa insurance commissioner.

     Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.

     As a result of these changes, the Company reported a change of accounting principle, as an adjustment that decreased unassigned funds surplus, by $6,073,000 as of January 1, 2001. Included in this total adjustment is a reduction in unassigned funds of approximately $12,670,000 related to guaranty funds, post retirement benefits and other assessments and an increase in unassigned funds of approximately $6,597,000 related to mortgage loans and bonds.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

4.   Investments

     The amortized cost and fair value of bonds and equity securities are as follows:



                                                                                  Gross                Gross
                                                               Amortized        Unrealized           Unrealized           Fair
                                                                  Cost             Gains               Losses             Value
                                                            ---------------    ---------------    ---------------    ---------------
                                                                                         (In Thousands)

     At December 31, 2002:
     U.S. Treasury securities and obligations of
       U.S. government corporations and agencies            $        6,605     $          643     $            -     $        7,248
     States, municipalities, and political
       subdivisions                                                    248                 11                  -                259
     Foreign government                                            172,130             12,466              4,538            180,058
     Public utilities securities                                   185,449              8,495              3,681            190,263
     Corporate securities                                        1,324,320             85,202             12,026          1,397,496
     Mortgage-backed securities                                    874,791             38,253             20,820            892,224
     Other structured securities                                   363,055             22,346             19,667            365,734
                                                            ---------------    ---------------    ---------------    ---------------
     Total fixed maturities                                      2,926,598            167,416             60,732          3,033,282

     Preferred stocks                                                  441                  -                  -                441
     Common stocks                                                 120,051                234                  -            120,285
                                                            ---------------    ---------------    ---------------    ---------------
     Total equity securities                                      120,492                234                  -             120,726
                                                            ---------------    ---------------    ---------------    ---------------
     Total                                                  $    3,047,090     $      167,650     $       60,732     $    3,154,008
                                                            ===============    ===============    ===============    ===============

     At December 31, 2001:
     U.S. Treasury securities and obligations of
       U.S. government corporations and agencies            $       35,463     $          306     $          730     $       35,039
     States, municipalities, and political
       subdivisions                                                    248                  -                  1                247
     Foreign government                                            111,157              3,952              3,077            112,032
     Public utilities securities                                   103,304              1,839              4,541            100,602
     Corporate securities                                        1,130,256             37,173             22,792          1,144,637
     Mortgage-backed securities                                    873,372             27,484             17,543            883,313
     Other structured securities                                   374,298             13,007             20,626            366,679
                                                            ---------------   ----------------    ---------------   ----------------
     Total fixed maturities                                      2,628,098             83,761             69,310          2,642,549

     Preferred stocks                                                  490                  -                  -                490
     Common stocks                                                     306                  -                  -                306
                                                            ---------------   ----------------    ---------------   ----------------
     Total equity securities                                           796                  -                  -                796
                                                            ---------------   ----------------    ---------------   ----------------
     Total                                                  $    2,628,894    $        83,761     $       69,310    $     2,643,345
                                                            ===============   ================    ===============   ================

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

4.   Investments (continued)

     The amortized cost and fair value of investments in bonds at December 31, 2002, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.



                                                                                     Amortized              Fair
                                                                                        Cost                Value
                                                                                  ---------------      ---------------
                                                                                              (In Thousands)


     December 31, 2002
     Maturity:
        Due in 1 year or less                                                     $       16,683       $       16,833
        Due after 1 year through 5 years                                                 499,720              530,636
        Due after 5 years through 10 years                                               863,485              909,340
        Due after 10 years                                                               308,864              318,514
                                                                                  ---------------      ---------------
                                                                                       1,688,752            1,775,323
     Mortgage-backed securities                                                          874,791              892,225
     Other structured securities                                                         363,055              365,734
                                                                                  ---------------      ---------------
     Total                                                                        $    2,926,598       $    3,033,282
                                                                                  ===============      ===============


     At December 31, 2002, investments in certificates of deposit and bonds, with an admitted asset value of $3,809,000, were on deposit with state insurance departments to satisfy regulatory requirements.

     Reconciliation of bonds from amortized cost to carrying value as of December 31, 2002 and 2001 is as follows:

                                                                                              December 31
                                                                                        2002                2001
                                                                                  ---------------     ---------------
                                                                                              (In Thousands)


     Amortized cost                                                               $    2,926,598       $   2,628,098
     Less nonadmitted bonds                                                                 (640)                  -
                                                                                  ---------------      --------------
     Carrying value                                                               $    2,925,958       $   2,628,098
                                                                                  ===============      ==============


     Proceeds from the sales of investments in bonds and other fixed maturity interest securities were $1,740,357,000 and $797,331,000 in 2002 and 2001, respectively. Gross gains of $37,919,000 and $22,517,000 and gross losses of $36,614,000 and $10,345,000 during 2002 and 2001, respectively, were realized on those sales. A portion of the gains realized in 2002 and 2001 has been deferred to future periods in the interest maintenance reserve.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

4. Investments (continued)

     Major categories of net investment income are summarized as follows:

                                                                                              December 31
                                                                                        2002                2001
                                                                                  ---------------     ---------------
                                                                                              (In Thousands)


     Equity securities - affiliated                                               $           35       $         351
     Equity securities - unaffiliated                                                          -              26,000
     Bonds                                                                               230,384             205,052
     Mortgage loans                                                                       65,648              62,637
     Contract loans                                                                        7,840               7,844
     Real estate                                                                             757                 362
     Other                                                                               (58,410)            (51,849)
                                                                                  ---------------      --------------
     Total investment income                                                             246,254             250,397

     Investment expenses                                                                 (18,104)            (17,618)
                                                                                  ---------------      --------------
     Net investment income                                                        $      228,150       $     232,779
                                                                                  ===============      ==============

     As part of its overall investment strategy, the Company has entered into agreements to purchase securities as follows:

                                                                                              December 31
                                                                                        2002                2001
                                                                                  ---------------     ---------------
                                                                                              (In Thousands)


     Investment purchase commitments                                              $       47,317       $      14,909


     The Company entered into reverse dollar repurchase transactions to increase its return on investments and improve liquidity. Reverse dollar repurchases involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The reverse dollar repurchases are accounted for as short term collateralized financing and the repurchase obligation is reported in borrowed money. The repurchase obligation totaled $95,801,000 at December 31, 2002. The securities underlying these agreements are mortgage-backed securities with a book value and fair value of $95,936,000 at December 31, 2002. The securities have a weighted average coupon of 5.6% and have maturities ranging from December 2017 through December 2032. The primary risk associated with short-term collateralized borrowings is that the counterparty may be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, which was not material at December 31, 2002. The Company believes the counterparties to the reverse dollar repurchase agreements are financially responsible and that the counterparty risk is minimal.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

4.   Investments (continued)

     The Company participates in reverse repurchase transactions. Such transactions include the sale of corporate securities to a major securities dealer and a simultaneous agreement to repurchase the same security in the near term. The proceeds are invested in new securities of intermediate durations. The terms of the reverse repurchase agreements call for payment of interest at a rate of 1.4%. The agreements mature prior to the end of January 2003. At December 31, 2002 the amount due on these agreements included in borrowed money is $3,000,000. The securities underlying these agreements are mortgage-backed securities with a book value and fair value of $3,176,000. The securities have a weighted average coupon of 6.0% and have a maturity of November 2032.

     The maximum and minimum lending rates for long-term mortgage loans during 2002 were 7.7% and 3.0%. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

     The maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 81.9% on commercial properties. As of December 31, 2002, the Company held no mortgages with interest more than 180 days overdue. Total interest due on mortgages as of December 31, 2002 is $23,000.


5.   Derivative Financial Instruments Held for Purposes Other than Trading

     The Company enters into interest rate and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks, which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to, assets, liabilities, or future cash flows, which the Company has acquired or incurred. Hedge accounting practices are supported by cash flow matching, scenario testing and duration matching.

     The Company uses interest rate swaps to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities. Interest rate swap agreements generally involve the exchange of fixed and floating interest payments over the life of the agreement without an exchange of the underlying principal amount. Currency swap agreements generally involve the exchange of local and foreign currency payments over the life of the agreements without an exchange of the underlying principal amount. Interest rate cap and interest rate floor agreements owned entitle the Company to receive payments to the extent reference interest rates exceed or fall below strike levels in the contracts based on the notional amounts.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

5. Derivative Financial Instruments Held for Purposes Other than Trading (continued)

     Premiums paid for the purchase of interest rate contracts are included in other invested assets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

     Amounts paid or received, if any, from such contracts are included in interest expense or income. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets.

     Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

     Interest rate contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives are recorded as investment income. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties' credit standing, collateral agreements, and master netting agreements.

     The Company is exposed to credit loss in the event of nonperformance by counterparties on interest rate contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts.

     The table below summarizes the Company's interest rate contracts included in other invested assets at December 31, 2002 and 2001:


                                                                                                  December 31, 2002
                                                                                  -------------------------------------------------
                                                                                    Notional            Carrying            Fair
                                                                                     Amount               Value             Value
                                                                                  ---------------     -------------    ------------
                                                                                                    (In Thousands)


     Interest rate contracts:
          Swaps                                                                   $      266,098       $         -     $    (4,428)
          Caps owned                                                                     743,000             2,508             908
          Options owned                                                                  856,438            30,325          30,325
                                                                                  ---------------      ------------    ------------
     Total derivatives                                                            $    1,865,536       $    32,833     $    26,805
                                                                                  ===============      ============    ============

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

5. Derivative Financial Instruments Held for Purposes Other than Trading (continued)


                                                                                                  December 31, 2001
                                                                                  -------------------------------------------------
                                                                                    Notional            Carrying           Fair
                                                                                     Amount               Value            Value
                                                                                  ---------------     -------------    ------------
                                                                                                    (In Thousands)


     Interest rate contracts:
          Swaps                                                                   $       50,000      $        69      $         2
          Caps owned                                                                   1,115,000            2,547            2,256
          Options owned                                                                  762,920           60,495           45,720
                                                                                  ---------------     ------------     ------------
     Total derivatives                                                            $    1,927,920      $    63,111      $    47,978
                                                                                  ===============     ============     ============


6.   Concentrations of Credit Risk

     The Company held less-than-investment-grade corporate bonds with an aggregate book value of $215,727,000 and $251,252,000 and with an aggregate market value of $200,968,000 and $236,887,000 at December 31, 2002 and
     2001, respectively. Those holdings amounted to 7.4% of the Company's investments in bonds and 3.37% of total admitted assets at December 31, 2002. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

     The Company held unrated bonds of $68,548,000 and $196,630,000 with an aggregate NAIC market value of $73,861,000 and $199,043,000 at December 31, 2002 and 2001, respectively. The carrying value of these holdings amounted to 2.3% of the Company's investment in bonds and 1.0% of the Company's total admitted assets at December 31, 2002.

     At December 31, 2002, the Company's commercial mortgages involved a concentration of properties located in California (17.7%) and Texas (8%). The remaining commercial mortgages relate to properties located in 38 other states. The portfolio is well diversified; covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $17,353,000.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

7.   Annuity Reserves

     At December 31, 2002 and 2001, the Company's annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                           December 31, 2002
                                                                                      Amount               Percent
                                                                                  ---------------      ---------------
                                                                                             (In Thousands)


     Subject to discretionary withdrawal (with adjustment):
        With market value adjustment                                              $    1,538,465              34%
        At book value less surrender charge                                              846,121              18
        At fair value                                                                  1,079,649              23
                                                                                  ---------------      ---------------
     Subtotal                                                                          3,464,235              75
     Subject to discretionary withdrawal (without adjustment)
        at book value with minimal or no charge or adjustment                            447,961              10
     Not subject to discretionary withdrawal                                             664,896              15
                                                                                  ---------------      ---------------
     Total annuity reserves and deposit fund liabilities before reinsurance            4,577,092             100%
                                                                                                       ===============
     Less reinsurance ceded                                                              559,044
                                                                                  ---------------
     Net annuity reserves and deposit fund liabilities                            $    4,018,048
                                                                                  ===============



                                                                                           December 31, 2001
                                                                                      Amount               Percent
                                                                                  ---------------      ---------------
                                                                                             (In Thousands)


     Subject to discretionary withdrawal (with adjustment):
        With market value adjustment                                              $    1,329,562              30%
        At book value less surrender charge                                              718,764              16
        At fair value                                                                  1,365,750              30
                                                                                  ---------------      ---------------
     Subtotal                                                                          3,414,076              76
     Subject to discretionary withdrawal (without adjustment)
        at book value with minimal or no charge or adjustment                            452,336              10
     Not subject to discretionary withdrawal                                             653,795              14
                                                                                  ---------------      ---------------
     Total annuity reserves and deposit fund liabilities before reinsurance            4,520,207             100%
                                                                                                       ===============
     Less reinsurance ceded                                                              542,676
                                                                                  ---------------
     Net annuity reserves and deposit fund liabilities                            $    3,977,531
                                                                                  ===============


                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

8.   Employee Benefit Plans

     Pension Plan and Postretirement Benefits

     Effective December 31, 2001, the qualified noncontributory defined benefit retirement plans of the Company, along with certain other US subsidiaries of ING AIH, were merged into one plan which is recognized in ING AIH's financial statements. As a result of this plan merger, the Company transferred its qualified pension asset to ING North America Insurance Corporation, an affiliate. In addition, the Company maintains a nonqualified unfunded Supplemental Employees Retirement Plan ("SERP").

     The Company also provides certain health care and life insurance benefits for retired employees.


                                                                                       Pension Benefits         Other Benefits
                                                                                     2002         2001        2002         2001
                                                                                  ----------   ----------  ----------   ----------
                                                                                                   (In Thousands)


     Change in plan assets
     Fair value of plan assets at beginning of year                               $       -    $ 151,069   $       -    $       -
     Actual return on plan assets                                                         -       (7,383)          -            -
     Employer contribution                                                              301          199         471          383
     Plan participants' contributions                                                     -            -         376          234
     Benefits paid                                                                     (301)      (5,086)       (847)        (617)
     Business combinations, divestitures and
        settlements                                                                       -     (138,799)          -            -
                                                                                  ----------   ----------  ----------   ----------
     Fair value of plan assets at end of year                                     $       -    $       -   $       -    $       -
                                                                                  ==========   ==========  ==========   ==========

     Funded status
     Unamortized prior service credit                                             $     318    $     346   $     746    $     844
     Unrecognized net (gain) or loss                                                  3,715       (2,539)     (2,566)         885
     Remaining net obligation at initial date of
        application                                                                     (31)         (33)          -       (3,341)
     Accrued liabilities                                                            (12,117)     (10,789)     (4,874)      (3,771)
                                                                                  ----------   ----------  ----------   ----------
     Net liability recorded                                                       $  (8,115)   $ (13,015)  $  (6,694)   $  (5,383)
                                                                                  ==========   ==========  ==========   ==========

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------
8.   Employee Benefit Plans (continued)

     Pension Plan and Postretirement Benefits (continued)

     A summary of assets, obligations and assumptions of the Pension and Other Postretirement Benefits Plans are as follows:



                                                                                       Pension Benefits         Other Benefits
                                                                                     2002         2001        2002         2001
                                                                                  ----------  ----------  ----------   ----------
                                                                                                   (In Thousands)


     Change in benefit obligation
     Benefit obligation at beginning of year                                       $  13,015  $  73,510   $   5,383    $   7,452
     Service cost                                                                        546      1,820         210          211
     Interest cost                                                                     1,008      5,643         400          564
     Contribution by plan participants                                                     -          -         376          234
     Actuarial gain (loss)                                                            (6,153)     5,767         373       (2,811)
     Benefits paid                                                                      (301)    (5,085)       (847)        (618)
     Plan amendments                                                                       -       (114)        799            -
     Business combinations, divestitures,
       curtailments, settlements and special
       termination benefits                                                                -    (68,526)          -          351
                                                                                  ----------  ----------  ----------   ----------
     Benefit obligation at end of year                                            $    8,115  $  13,015   $   6,694    $   5,383
                                                                                  ==========  ==========  ==========   ==========

     Components of net periodic benefit cost
     Service cost                                                                 $      546    $  1,820  $     210    $     212
     Interest cost                                                                     1,008       5,643        400          565
     Expected return on plan assets                                                        -     (13,750)         -            -
     Amortization of recognized transition obligation
       or transition asset                                                                 2      (2,452)       304          304
     Amount of recognized gains and losses                                               100           -        (42)         109
     Amount of prior service cost recognized                                             (28)          -        701          (98)
     Amount of gain or loss recognized due to a
       settlement or curtailment                                                          -            -          -          351
                                                                                  ----------  ----------  ----------  ----------
     Total net periodic benefit cost                                               $   1,628  $  (8,739)  $   1,573   $   1,443
                                                                                  ==========  ==========  ==========  ==========

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

8.   Employee Benefit Plans (continued)

     Pension Plan and Postretirement Benefits (continued)

     In addition, the Company has a pension benefit obligation and another benefits obligation for non-vested employees as of December 31, 2002 and 2001 in the amount of $682,000 and $842,000, and $2,633,000 and $1,708,000
     (OPEB obligation), respectively.

     Assumptions used in determining the accounting for the defined benefit plans and other post-retirement benefit plans as of December 31, 2002 and 2001 were as follows:

                                                                                       2002                  2001
                                                                                  ---------------      ---------------


     Weighted-average discount rate                                                     6.75%               7.50%
     Rate of increase in compensation level                                             3.75%               4.50%
     Expected long-term rate of return on assets                                        9.00%               9.25%


     The annual assumed rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) for the medical plan is 10% graded to 5.0% thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 2002 by $1,159,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation for the medical plan as of December 31, 2002 by $1,139,000.

     401(k) Plan

     The Savings Plan is a defined contribution plan, which is available to substantially all employees. Participants may make contributions to the plan through salary reductions up to a maximum of $11,000 for 2002 and $10,500 for 2001. Such contributions are not currently taxable to the participants. The Company matches up to 6% of pre-tax eligible pay at 100%. Company matching contributions were $681,000 and $522,000 for 2002 and 2001, respectively.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

9.   Separate Accounts

     Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. All such policies are of a nonguaranteed return nature. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

     A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                                              December 31,
                                                                                        2002                 2001
                                                                                  ---------------      ---------------
                                                                                             (In Thousands)


     Transfers as reported in the summary of operations of the Separate Accounts
        Statement:
          Transfers to separate accounts                                          $       33,970        $      52,388
          Transfers from separate accounts                                                169,689             151,018
                                                                                  ---------------       ---------------
     Net transfers from separate accounts                                               (135,719)              (98,630)

     Reconciling adjustments:
        Miscellaneous transfers                                                               33                     2
                                                                                  ---------------       ---------------
     Transfers as reported in the Statement of Operations                         $     (135,686)       $      (98,628)
                                                                                  ===============       ===============


                                                                                              December 31,
                                                                                        2002                 2001
                                                                                  ---------------       ---------------
                                                                                             (In Thousands)

      Reserves for separate accounts by withdrawal characteristics:
      Subject to discretionary withdrawal:
           With market value adjustment                                           $            -       $            -
           At book value without market value adjustment less current surrender charge
             of 5% or more                                                               931,533            1,365,751
           At market value                                                                     -                    -
           At book value without market value adjustment less current surrender charge
             of less than 5%                                                                   -                    -
     Subtotal                                                                                  -                    -
     Not subject to discretionary withdrawal                                                   -                    -
                                                                                  ---------------       --------------
     Total separate account reserves                                              $      931,533        $   1,365,751
                                                                                  ===============       ==============

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

10.  Reinsurance

     The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. As of December 31, 2002, the Company's retention limit for acceptance of risk on life insurance policies had been set at various levels up to $500,000.

     To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

     Assumed premiums amounted to $1,299,151,000 and $2,113,275,000 for the years ended December 31, 2002 and 2001, respectively.

     The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

                                                                                              December 31,
                                                                                        2002                 2001
                                                                                  ---------------      ---------------
                                                                                             (In Thousands)


     Premiums                                                                     $        4,833        $       4,080
     Benefits paid or provided                                                             7,821                8,023
     Policy and contract liabilities at year end                                         586,918              592,643


     During 2002 and 2001, the Company had ceded blocks of insurance under reinsurance treaties to provide funds for financing and other purposes. These reinsurance transactions, generally known as "financial reinsurance," represent financing arrangements. Financial reinsurance has the effect of increasing current statutory surplus while reducing future statutory surplus as the reinsurers recapture amounts.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

11.  Federal Income Taxes

     The Company files a consolidated federal income tax return with its subsidiaries. The method of tax allocation is governed by a written tax sharing agreement. The tax sharing agreement provides that each member of the consolidated return shall reimburse the Company for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate.

     The components of the net deferred tax asset/(liability) at December 31 are as follows:

                                                                                              December 31,
                                                                                        2002                 2001
                                                                                  ---------------      ---------------
                                                                                             (In Thousands)


     Total gross deferred tax assets                                              $      162,399       $      102,914
     Total deferred tax liabilities                                                       (5,007)              (6,542)
                                                                                  ---------------      ---------------
     Net deferred tax asset                                                              157,392               96,372
     Deferred tax asset nonadmitted                                                     (157,392)             (94,807)
                                                                                  ---------------      ---------------
     Net admitted deferred tax asset                                                           -                1,565
                                                                                  ===============      ===============
     (Increase) in nonadmitted asset                                              $      (62,585)      $      (28,560)
                                                                                  ===============      ===============

     Current income taxes incurred consist of the following major components:

                                                                                              December 31,
                                                                                        2002                 2001
                                                                                  ---------------      ---------------
                                                                                             (In Thousands)


     Federal taxes on stand alone operations                                      $      (17,296)      $       (1,605)
     Federal taxes paid to affiliates under tax sharing agreement                         67,278                    -
     Consolidated operations loss carryback utilized                                     (11,267)                   -
                                                                                  ---------------      ---------------
     Total taxes on operations                                                            38,715               (1,605)
     Federal taxes on capital gains                                                       (1,559)                7,441
     Federal taxes paid to affiliates under tax sharing agreement                          3,896                     -
     Consolidated capital loss carrybacks utilized                                       (12,625)                    -
                                                                                  ---------------      ----------------
     Total current taxes incurred                                                 $        28,427      $         5,836
                                                                                  ================     ================

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

11.  Federal Income Taxes (continued)

     The main components of deferred tax assets and deferred tax liabilities are as follows:

                                                                                              December 31,
                                                                                        2002                 2001
                                                                                  ---------------      ---------------
                                                                                             (In Thousands)


     Deferred tax assets resulting from book/tax differences in:
        Operations loss carryforwards                                             $       72,725       $            -
        Deferred acquisition costs                                                        30,319               23,779
        Investments                                                                       19,753               24,545
        Insurance reserves                                                                19,428              36,376
        Policyholder dividends                                                             8,328               8,535
        Nonadmitted assets                                                                 3,709               4,886
        Unrealized loss on investments                                                       704                 288
        Other                                                                              7,433               4,505
                                                                                  ---------------      --------------
     Total deferred tax assets                                                           162,399             102,914
     Deferred tax assets nonadmitted                                                    (157,392)            (94,807)
                                                                                  ---------------      --------------
     Admitted deferred tax assets                                                 $        5,007       $       8,107
                                                                                  ===============      ==============

     Deferred tax liabilities resulting from book/tax differences in:
        Due & deferred premiums                                                   $        2,488       $       2,410
        Fixed assets                                                                       2,164               3,516
        Other                                                                                355                 616
                                                                                  ---------------      --------------
     Total deferred tax liabilities                                                        5,007               6,542
                                                                                  ---------------      --------------
     Net admitted deferred tax asset                                              $            -       $       1,565
                                                                                  ===============      ==============

     The change in net deferred income taxes is comprised of the following:

                                                                                              December 31,
                                                                                        2002                 2001          Change
                                                                                  ---------------      ---------------   ----------
                                                                                                    (In Thousands)


     Total deferred tax assets                                                    $      162,399       $      102,914     $ 59,485
     Total deferred tax liabilities                                                        5,007                6,542       (1,535)
                                                                                  ---------------      ---------------    ---------
     Net deferred tax asset                                                       $      157,392       $       96,372       61,020
                                                                                  ===============      ===============
     Tax effect of items in surplus:
        Unrealized gains (losses)                                                                                             (416)
     Change in non-admitted assets                                                                                           1,191
                                                                                                                          ---------
     Change in net deferred income tax                                                                                    $  61,795
                                                                                                                          =========


                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

11.  Federal Income Taxes (continued)

     The provision for federal income tax expense and change in deferred taxes differs from the amount obtained applying the statutory Federal income tax rate to income (including capital losses) before income taxes for the following reasons:

                                                                                    Year Ended
                                                                                    December 31,
                                                                                        2002
                                                                                  ---------------
                                                                                   (In Thousands)


     Ordinary income                                                              $      (60,415)
     Capital gains (losses)                                                              (37,073)
                                                                                  ---------------
     Total pre-tax book income                                                    $      (97,488)
                                                                                  ===============

     Provision computed at statutory rate                                         $      (34,121)
     Interest maintenance reserve                                                            900
     Other                                                                                  (147)
                                                                                  ---------------
     Total                                                                        $      (33,368)
                                                                                  ===============

     Federal income taxes incurred                                                $       28,427
     Change in net deferred income taxes                                                 (61,795)
                                                                                  ---------------
     Total statutory income taxes                                                 $      (33,368)
                                                                                  ===============


     The amount of federal income taxes incurred that will be available for recoupment in event of future net losses is $12,514,000 from 2001.

     The Company has operations loss carryforwards of $207,784,000, which expire in 2017.

     The Company has a receivable from United States Treasury of $52,531,000 and $34,688,000 for federal income taxes as of December 31, 2002 and 2001, respectively.

     Prior to 1984, the Company was allowed certain special deductions for federal income tax reporting purposes that were required to be accumulated in a "policyholders' surplus account" (PSA). In the event those amounts are distributed to shareholders, or the balance of the account exceeds certain limitations prescribed by the Internal Revenue Code, the excess amounts would be subject to income tax at current rates. Income taxes also would be payable at current rates if the Company ceases to qualify as a life insurance company for tax reporting purposes, or if the income tax deferral status of the PSA is modified by future tax legislation. Management does not intend to take any actions nor does management expect any events to occur that would cause income taxes to become payable on the PSA balance. Accordingly, the Company has not accrued income taxes on the PSA balance of $14,388,000 at December 31, 2002. However, if such taxes were assessed, the amount of the taxes payable would be $5,036,000. No deferred tax liabilities are recognized related to the PSA.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

12.  Investment in and Advances to Subsidiaries

     Amounts invested in and advanced to the Company's subsidiaries are summarized as follows:

                                                                                              December 31,
                                                                                        2002                 2001
                                                                                  ---------------      ---------------
                                                                                             (In Thousands)


     Common stock                                                                 $      811,079       $      761,038
     (Payable) receivable from subsidiaries                                                2,102                2,445

     Summarized financial information for these subsidiaries is as follows:

                                                                                              December 31,
                                                                                        2002                 2001
                                                                                  ---------------      ---------------
                                                                                             (In Thousands)


     Revenue  s                                                                   $    7,929,991       $    5,911,580
     Income before net realized gains on investments                                    (235,729)             (75,842)
     Net loss                                                                           (277,136)            (126,933)
     Admitted assets                                                                  24,301,380           20,556,877
     Liabilities                                                                      23,490,301           19,795,838


13.  Capital and Surplus

     Under Iowa insurance regulations, the Company is required to maintain a minimum total capital and surplus which is the lower of $5,000,000 or risk based capital. Additionally, the amount of dividends which can be paid by the Company to its stockholder without prior approval of the Iowa Division of Insurance is limited to the greater of 10% of statutory surplus or the statutory net gain from operations.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

14.  Fair Values of Financial Instruments

     Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts. The carrying amounts and fair values of the Company's financial instruments are summarized as follows:


                                                                                         December 31
                                                                            2002                                  2001
                                                          ------------------------------------ -------------------------------------
                                                          ------------------ ----------------- ------------------ ------------------
                                                                Carrying             Fair            Carrying             Fair
                                                                 Amount              Value            Amount              Value
                                                          ------------------ ----------------- ------------------ ------------------
                                                                                           (In Thousands)


     Assets:
       Bonds                                              $       2,925,958  $      3,033,282  $       2,628,098  $       2,642,549
       Preferred stocks                                                 441               441                490                490
       Unaffiliated common stocks                                       285               285                306                306
       Mortgage loans                                               859,953           943,421            842,243            875,493
       Policy loans                                                 130,790           130,790            139,826            139,826
       Derivative securities                                         32,833            26,805             63,111             47,978
       Short-term investments                                        19,971            19,971             53,000             53,000
       Cash                                                           5,131             5,131             14,592             14,592
       Investment in surplus notes                                  135,000           191,228            185,000            268,149
       Indebtedness from related
         parties                                                    107,057           107,056             29,867             29,867
       Separate account assets                                      959,377           959,377          1,406,693          1,406,693
       Receivable for securities                                        207               207              3,950              3,950

     Liabilities:
       Individual and group annuities                             2,852,482         2,794,933          2,611,782          2,439,374
       Deposit type contract                                        189,296           190,706            152,194            152,194
       Policyholder funds                                            26,333            26,333             26,893             26,893
       Indebtedness to related parties                               66,200            66,200             21,091             21,091
       Separate account liabilities                                 959,377           959,377          1,406,693          1,406,693
       Payable for securities                                             -                 -             56,485             56,485


                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

14.  Fair Values of Financial Instruments (continued)

     The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

          Cash and short-term investments:  The carrying amounts reported in the
          accompanying   balance   sheets   for  these   financial   instruments
          approximate their fair values.

          Fixed maturities and equity securities: The fair values for bonds, preferred stocks and common stocks, reported herein, are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, collateralized mortgage obligations and other mortgage derivative investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 2% and 15% over the total portfolio. Fair values determined on this basis can differ from values published by the NAIC Securities Valuation Office. Fair value as determined by the NAIC as of December 31, 2002 and 2001 is $3,945,966,000 and $3,402,211,000 respectively.

          Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

          Derivative financial instruments: Fair values for on-balance-sheet derivative financial instruments (caps, options and floors) and off-balance-sheet derivative financial instruments (swaps) are based on broker/dealer valuations or on internal discounted cash flow pricing models taking into account current cash flow assumptions and the counterparties' credit standing.

          Investment in surplus notes: Estimated fair values for investment in surplus notes are generated using a discounted cash flow approach. Cash flows were discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on surplus notes with similar characteristics.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

14.  Fair Values of Financial Instruments (continued)

          Guaranteed investment contracts: The fair values of the Company's guaranteed investment contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

          Other investment-type insurance contracts: The fair values of the Company's deferred annuity contracts are estimated based on the cash surrender values. The carrying values of other policyholder liabilities, including immediate annuities, dividend accumulations, supplementary contracts without life contingencies, and premium deposits, approximate their fair values.

          The carrying value of all other financial instruments approximates their fair value.


15.  Commitments and Contingencies

     The Company leases its home office space and certain other equipment under operating leases that expire through 2017. During the years ended December 31, 2002 and 2001, rent expense totaled $4,951,000 and $3,254,000, respectively. At December 31, 2002 minimum rental payments due under all non-cancelable operating leases are: 2003- $5,268,000, 2004 - $5,324,000,
     2005 - $5,324,000,  2006 - $5,324,000,  2007 - $5,135,000  and  $47,414,000
     thereafter.

     Litigation

     The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of pending lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

16.  Financing Agreements

     The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which expires July 31, 2003, the Company can borrow up to $100,000,000 from the Bank. Interest on any borrowing accrues at an annual rate equal to the cost of funds for the Bank for the period applicable for the advance plus 0.225% or a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $171,000 for the year ended December 31, 2002. At December 31, 2002, the Company had $0 payable to the Bank.

     The Company also maintains a revolving loan agreement with Bank of New York, New York (the "Bank"). Under this agreement, the Company can borrow up to $100,000,000 from the Bank. Interest on any of the Company borrowing accrues at an annual rate equal to the cost of funds for the Bank for the period applicable for the advance plus 0.225% or a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $16,000 for the year ended December 31, 2002. At December 31, 2002, the Company had $0 payable to the Bank.


17.  Related Party Transactions

     Affiliates

     Management and service contracts and all cost sharing arrangements with other affiliated ING US life insurance companies are allocated among companies in accordance with normal, generally accepted expense and cost allocation methods.

     Investment Management: The Company has entered into an investment advisory agreement and an administrative services agreement with ING Investment Management, LLC ("IIM") under which IIM provides the Company with investment management and asset liability management services. Total fees under the agreement were approximately $10,395,000 and $9,730,000 for the year ended December 31, 2002 and 2001, respectfully.

     Inter-insurer Services Agreement: The Company has entered into a services agreement with certain of its affiliated insurance companies in the United States ("affiliated insurers") whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting and other services to each other. Net amounts received (paid) under these agreements were $3,292,000 and $16,610,000 for the year ended December 31, 2002 and 2001, respectfully.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

17.  Related Party Transactions (continued)

     Affiliates (continued)

     Reciprocal Loan Agreement: The Company has entered into a reciprocal or revolving loan agreement with ING AIH, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2007, the Company and ING AIH can borrow up to $104,000,000 from one another. Interest on any borrowing is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, the Company incurred interest expense of $170,000 and interest income of $615,000 for the year ended December 31, 2002. At December 31, 2002, the Company had $0 payable to ING AIH and $0 receivable from ING AIH.

     Tax Sharing Agreements: The Company has entered into federal tax sharing agreements with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The Company has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax or other tax return on a consolidated, combined or unitary basis.

     Service Agreement with ING Financial Adviser, LLC: The Company has entered into a services agreement with ING Financial Advisors, LLC ("ING FA") to provide certain administrative, management, professional advisory, consulting and other services to the Company for the benefit of its customers. Charges for these services are to be determined in accordance with fair and reasonable standards with neither party realizing a profit nor incurring a loss as a result of the services provided to the Company. The Company will reimburse ING FA for direct and indirect costs incurred on behalf of the Company.

     Subsidiaries

     The Company owns, as of December 31, 2002, the capital stock of, valued on the equity basis, USG Annuity and Life Insurance Company (an Oklahoma domestic insurer) and Golden American Life Insurance Company (a Delaware domestic insurer).

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

18.  Guaranty Fund Assessments

     Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premiums companies collect in that state.

     The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (NOLHGA) and the amount of premiums written in each state. The Company reduces the accrual by credits allowed in some states to reduce future premium taxes by a portion of assessments in that state. The Company has estimated this liability to be $3,465,000 and $3,759,000 as of December 31, 2002 and 2001,
     respectively and has recorded a reserve. The Company has also recorded an asset of $473,000 and $771,000 as of December 31, 2002 and 2001,
     respectively, for future credits to premium taxes for assessments already paid.


19.  Regulatory Risk-Based Capital

     Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2002, the Company met the RBC requirements.

                                                                    EXHIBIT 99.2


                         Report of Independent Auditors

Board of Directors and Stockholder
Equitable Life Insurance Company of Iowa

We have audited the accompanying statutory basis balance sheets of Ameribest Life Insurance Company ("the Company," which, effective January 1, 2003, merged into an affiliate, Equitable Life Insurance Company of Iowa, a wholly owned subsidiary of ING America Insurance Holdings, Inc.) as of December 31, 2002 and 2001, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Office of Commissioner of Insurance of the State of Georgia (Georgia Insurance Department), which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Ameribest Life Insurance Company at December 31, 2002 and 2001 or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Ameribest Life Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Georgia Insurance Department.

As discussed in Note 3 to the financial statements, in 2001 the Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Georgia Insurance Department.


                                                           /s/ Ernst & Young LLP


April 25, 2003

                        Ameribest Life Insurance Company
                        Balance Sheets - Statutory Basis
--------------------------------------------------------------------------------

                                                                                            December 31
                                                                                       2002             2001
                                                                                  ---------------  --------------
                                                                                          (In Thousands)


     Admitted assets
       Cash and invested assets:
         Bonds                                                                    $      281,391   $     259,073
         Mortgage loans                                                                    4,644           4,761
         Policy loans                                                                          -              10
         Other invested assets                                                                 3              87
         Cash and short-term investments                                                    ,900          17,812
                                                                                  ---------------  ---------------
     Total cash and invested assets                                                      288,938          281,743

     Accrued investment income                                                             3,677            3,561
     Indebtedness from related parties                                                     1,263              105
     Federal  income tax including  net admitted deferred
       tax asset for 2002 - $571; 2001 - $409                                              3,381              572
     Other assets                                                                              -               28
                                                                                  ---------------  ---------------
     Total admitted assets                                                        $      297,259   $      286,009
                                                                                  ===============  ===============

                        Ameribest Life Insurance Company
                  Balance Sheets - Statutory Basis (continued)
--------------------------------------------------------------------------------

                                                                                             December 31
                                                                                        2002            2001
                                                                                  ---------------  ---------------
                                                                                           (In Thousands,
                                                                                       except share amounts)


     Liabilities and capital and surplus
     Liabilities:
       Policy and contract liabilities:
         Life and annuity reserves                                                $      279,079   $      264,158
         Deposit type contracts                                                              905              121
                                                                                  ---------------  ---------------
     Total policy and contract liabilities                                               279,984          264,279

        Interest maintenance reserve                                                       1,899            2,400
        Accounts payable and accrued expenses                                                146            1,324
        Indebtedness to related parties                                                       65              367
        Asset valuation reserve                                                              385              733
        Other liabilities                                                                     12                -
                                                                                  ---------------  ---------------
     Total liabilities                                                                   282,491          269,103

     Capital and surplus:
       Common stock: authorized - 3,000,000 shares of
       $1.50 par value; 1,666,667 shares issued and outstanding                            2,500            2,500
       Additional paid-in capital                                                         18,808           18,808
       Unassigned deficit                                                                 (6,540)          (4,402)
                                                                                  ---------------  ---------------
     Total capital and surplus                                                            14,768           16,906
                                                                                  ---------------  ---------------
     Total liabilities and capital and surplus                                    $      297,259   $      286,009
                                                                                  ===============  ===============


     See accompanying notes - statutory basis.

                        Ameribest Life Insurance Company
                  Statements of Operations - Statutory Basis
--------------------------------------------------------------------------------

                                                                                       Year ended December 31
                                                                                        2002            2001
                                                                                  ---------------  ---------------
                                                                                           (In Thousands)

     Premiums and other revenues:
       Life, annuity, and accident and health premiums                            $        7,643   $       72,077
       Net investment income                                                              19,043           19,930
       Amortization of interest maintenance reserve                                          640              206
       Commissions, expense allowances and reserve adjustments
        on reinsurance ceded                                                                 259            1,757
                                                                                  ---------------  ---------------
     Total premiums and other revenues                                                    27,585           93,970

     Benefits paid or provided:
       Annuity benefits                                                                    5,440            3,452
       Surrender benefits                                                                  7,880            6,391
       Interest on policy or contract funds                                                  (18)              (3)
       Increase in life, annuity, and accident and health reserves                        14,921           76,332
                                                                                  ---------------  ---------------
     Total benefits paid or provided                                                      28,223           86,172

     Insurance expenses:
       Commissions                                                                           691            3,738
       General expenses                                                                      348            2,038
       Insurance taxes, licenses and fees, excluding federal
         income taxes                                                                         23              183
                                                                                  ---------------  ---------------
     Total insurance expenses                                                              1,062            5,959
                                                                                  ---------------  ---------------
     (Loss) gain from operations before federal income taxes
       and net realized capital losses                                                    (1,700)           1,839
     Federal income tax benefit                                                             (905)               -
                                                                                  ---------------  ---------------
     (Loss) gain from operations before net realized capital losses                         (795)           1,839
     Net realized capital (losses) gains net of income taxes 2002 -
       $(258); 2001 - $ (729) and excluding net transfers to the
       interest maintenance reserve 2002- $(138); 2001- $(2,925)                          (1,856)             846
                                                                                  ---------------  ---------------
     Net income                                                                   $       (2,651)  $        2,685
                                                                                  ===============  ===============

     See accompanying notes - statutory basis.

                        Ameribest Life Insurance Company
         Statements of Changes in Capital and Surplus - Statutory Basis
--------------------------------------------------------------------------------

                                                                                       Year ended December 31
                                                                                        2002            2001
                                                                                  ---------------  ---------------
                                                                                           (In Thousands)


     Common stock:
       Balance at beginning and end of year                                       $        2,500   $        2,500
                                                                                  ---------------  ---------------
     Paid-in and contributed surplus:
       Balance at beginning and end of year                                               18,808           18,808
                                                                                  ---------------  ---------------
     Unassigned deficit:
       Balance at beginning of year                                                       (4,402)          (7,421)
       Net income                                                                         (2,651)           2,685
       Change in nonadmitted assets                                                         (419)           2,630
       Change in asset valuation reserve                                                     348             (459)
       Change in net deferred income tax                                                     584           (1,418)
       Change in accounting principle, net of tax                                              -              215
       Other                                                                                   -             (634)
                                                                                  ---------------  ---------------
       Balance at end of year                                                             (6,540)          (4,402)
                                                                                  ---------------  ---------------
     Total capital and surplus                                                    $       14,768   $       16,906
                                                                                  ===============  ===============


     See accompanying notes - statutory basis.

                        Ameribest Life Insurance Company
                   Statements of Cash Flows - Statutory Basis
--------------------------------------------------------------------------------

                                                                                       Year ended December 31
                                                                                        2002            2001
                                                                                  ---------------  ---------------
                                                                                           (In Thousands)


     Operations
     Premiums, policy proceeds, and other considerations received,
       net of reinsurance paid                                                    $        7,643   $       72,076
     Net investment income received                                                       19,205           19,249
     Commission and expense allowances received on reinsurance ceded                         260            1,757
     Benefits paid                                                                       (12,488)          (9,843)
     Insurance expenses paid                                                              (1,131)          (5,995)
     Federal income taxes paid                                                            (2,000)            (163)
     Other revenues in excess of (expenses) other                                             28              (28)
                                                                                  ---------------  ---------------
     Net cash provided by operations                                                      11,517           77,053

     Investments
     Proceeds from sales, maturities, or repayments of investments:
       Bonds                                                                             154,954          223,743
       Mortgage Loans                                                                        116              994
       Miscellaneous proceeds                                                                 87              (47)
       Net tax on capital gains                                                                -             (729)
                                                                                  ---------------  ---------------
     Net proceeds from sales, maturities, or
       repayments of investments                                                         155,157          223,961

     Cost of investments acquired:
       Bonds                                                                             179,003          280,372
       Mortgage loans                                                                          -            5,754
       Miscellaneous applications (receipts)                                                  32                -
                                                                                  ---------------  ---------------
     Total cost of investments acquired                                                  179,035          286,126

     Net decrease (increase) in policy loans                                                  10              (10)
                                                                                  ---------------  ---------------
     Net cash used in investment activities                                              (23,868)         (62,175)


                        Ameribest Life Insurance Company
             Statements of Cash Flows - Statutory Basis (continued)
--------------------------------------------------------------------------------

                                                                                       Year ended December 31
                                                                                        2002            2001
                                                                                  ---------------  ---------------
                                                                                           (In Thousands)



     Financing and miscellaneous activities
     Cash provided:
       Capital and surplus paid-in                                                $            -   $          215
       Borrowed money                                                                        817              124
       Other sources                                                                      (3,378)         (11,210)
                                                                                  ---------------  ---------------
     Net cash used in financing and miscellaneous activities                              (2,561)         (10,871)
                                                                                  ---------------  ---------------
     Net (decrease) increase in cash and short-term investments                          (14,912)           4,007
     Cash and short-term investments:
       Beginning of year                                                                  17,812           13,805
                                                                                  ---------------  ---------------
       End of year                                                                $        2,900   $       17,812
                                                                                  ===============  ===============


     See accompanying notes - statutory basis.

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies

     Ameribest Life Insurance Company (the Company) is domiciled in Georgia. Effective January 1, 2003, the Company merged into an affiliate, Equitable Life Insurance Company of Iowa, a wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"). The Company offers fixed annuity products. Operations are conducted in the United States and the Company is presently licensed in 46 states.

     The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

     Basis of Presentation

     The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Office of Commissioner of Insurance of the State of Georgia (Georgia Insurance Department), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The most significant variances from GAAP are as follows:

     Investments: Investments in bonds are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale.
     Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder's equity for those designated as available-for-sale.

     The Company invests in structured securities including mortgage-backed securities/collateralized mortgage obligations, asset-backed securities, collateralized debt obligations, and commercial mortgage-backed securities. For structured securities, when a negative yield results from a revaluation based on new prepayment assumptions (i.e. undiscounted cash flows are less than current book value), an other than temporary impairment is considered to have occurred and the asset is written down to the value of the undiscounted cash flows. For GAAP, assets are reevaluated based on the discounted cash flows using a current market rate. Impairments are recognized when there has been an adverse change in cash flows and the fair value is less than book. The asset is then written down to fair value.

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Basis of Presentation (continued)

     Valuation Reserves: The asset valuation reserve ("AVR") is determined by an NAIC-prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus. Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets.

     Realized gains and losses on investments are reported in operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines is charged to income.

     Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

     The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

     Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Basis of Presentation (continued)

     Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

     Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

     Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners' Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

     Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the
     treaty  be  recorded  as  an  offsetting   liability  and  charged  against
     unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

     Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

     Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Basis of Presentation (continued)

     Nonadmitted Assets: Certain assets designated as "nonadmitted," principally deferred federal income tax assets, disallowed interest maintenance reserves, non-operating software, past-due agents' balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

     Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

     Deferred Income Taxes Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are non-admitted.
     Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

     Statements of Cash Flows: Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

     The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

     Other significant accounting practices are as follows:

     Investments

     Bonds,   preferred  stocks,  common  stocks,   short-term  investments  and
     derivative instruments are stated at values prescribed by the NAIC, as follows:

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Investments (continued)

          Bonds not backed by other loans are principally stated at amortized cost using the interest method.

          Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher-risk asset backed securities, which are valued using the prospective method.

          The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of the time and the extent to which the market value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amount due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

          In addition, the Company invests in structured securities including mortgage-backed securities/collateralized mortgage obligations, asset-backed securities, collateralized debt obligations, and commercial mortgage-backed securities. For these structured securities, management compares the undiscounted cash flows to the carrying value. An other than temporary impairment is considered to have occurred when the undiscounted cash flows are less than the carrying value.

          When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss accounted for as a realized loss.

          Mortgage loans are reported at amortized cost, less allowance for impairments.

          Policy loans are reported at unpaid principal balances.

          Short-term investments are reported at amortized cost. Short-term investments include investments with maturities of less than one year at the date of acquisition.

          Realized capital gains and losses are determined using the specific identification basis.

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Aggregate Reserve for Life Policies and Contracts

     Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 3.00% to 7.50%.

     The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company's practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

     The methods used in valuation of substandard policies are as follows:

          For life, endowment and term policies issued substandard, the standard reserve during the premium-paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

          For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

     For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

     The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The tabular interest of funds not involving life contingencies is calculated as the current year reserves, plus payments, less prior year reserves, less funds added.

     Reinsurance

     Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contract and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Nonadmitted Assets

     Nonadmitted assets are summarized as follows:

                                                                                             December 31
                                                                                       2002              2001
                                                                                  ---------------  ---------------
                                                                                           (In Thousands)


     Deferred federal income taxes                                                $        3,098   $        2,676
     Agents' debit balances                                                                   14               17
                                                                                  ---------------  ---------------
     Total nonadmitted assets                                                     $        3,112   $        2,693
                                                                                  ===============  ===============

     Changes in nonadmitted assets are generally reported directly in surplus as an increase or decrease in nonadmitted assets. Certain changes are reported directly in surplus as a change in unrealized capital gains or losses.

     Claims and Claims Adjustment Expenses

     Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2002. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claims payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company's obligations for claims incurred but unpaid as of December 31, 2002.

     Cash Flow Information

     Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments (with a maturity of less than one year at date of acquisition).

     The Company borrowed $13,825,000 and repaid $13,825,000 in 2002, borrowed $27,000,000 and repaid $27,000,000 during 2001. These borrowings were on a short-term basis, at an interest rate that approximated current money market rates and exclude borrowings from reverse dollar repurchase transactions. Interest paid on borrowed money was $2,000 and $8,000 during 2002 and 2001, respectively.

     Reclassifications

     Certain prior year amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2002 financial statement presentation.

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

2.   Permitted Statutory Basis Accounting Practices

     The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Georgia Insurance Department. The Georgia Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of Georgia for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency in under the Georgia Insurance Laws. The National Association of Insurance Commissioners' (NAIC) Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the state of Georgia. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

     The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Georgia Department of Insurance. As of December 31, 2002 and 2001, the Company had no such permitted accounting practices.


3.   Accounting Changes

     The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Georgia. Effective January 1, 2001, the Georgia Insurance Department required that insurance companies domiciled in the State of Georgia prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Georgia insurance commissioner.

     Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned deficit in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.

     As a result of these changes, the Company reported a change of accounting principle, as an adjustment that decreased unassigned deficit, by $215,000 as of January 1, 2001.

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

4.   Investments

     The amortized cost and fair value of bonds and equity securities are as follows:

                                                                                                 Gross       Gross
                                                                                   Amortized  Unrealized  Unrealized     Fair
                                                                                     Cost        Gains      Losses       Value
                                                                                  ----------  ----------  ----------  ----------
                                                                                                   (In Thousands)


     At December 31, 2002:
     U.S. Treasury securities and obligations of
       U.S. government corporations and agencies                                  $  16,917   $     974   $       -   $  17,891
     Public utilities securities                                                     28,304       1,532          41      29,795
     Corporate securities                                                           184,124      12,389         380     196,133
     Other structured securities                                                     15,468         767           -      16,235
     Commercial mortgage-backed securities                                           36,578       3,386           -      39,964
                                                                                  ----------  ----------  ----------  ----------
     Total fixed maturities                                                       $ 281,391   $  19,048   $     421   $ 300,018
                                                                                  ==========  ==========  ==========  ==========

     At December 31, 2001:
     U.S. Treasury securities and obligations of
       U.S. government corporations and agencies                                  $  11,087   $     456   $      70   $  11,473
     Public utilities securities                                                     10,289         621           -      10,910
     Corporate securities                                                           188,501       5,664       2,305     191,860
     Other structured securities                                                     23,980         800           -      24,780
     Commercial mortgage-backed securities                                           25,216       1,054           -      26,270
                                                                                  ----------  ----------  ----------  ----------
     Total fixed maturities                                                       $ 259,073   $   8,595   $   2,375   $ 265,293
                                                                                  ==========  ==========  ==========  ==========

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

4.   Investments (continued)

     The amortized cost and fair value of investments in bonds at December 31, 2002, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                     Amortized         Fair
                                                                                        Cost           Value
                                                                                  ---------------  ---------------
                                                                                           (In Thousands)


     December 31, 2002
     Maturity:
       Due in 1 year or less                                                      $            -   $            -
       Due after 1 year through 5 years                                                  118,229          125,133
       Due after 5 years through 10 years                                                 96,562          102,989
       Due after 10 years                                                                 14,554           15,697
                                                                                  ---------------  ---------------
                                                                                         229,345          243,819
     Mortgage-backed securities                                                                -                -
     Other structured securities                                                          15,468           16,235
     Commercial mortgage-backed securities                                                36,578           39,964
                                                                                  ---------------  ---------------
     Total                                                                        $      281,391   $      300,018
                                                                                  ===============  ===============

     At December 31, 2002, investments in certificates of deposit and bonds, with an admitted asset value of $6,802,000 were on deposit with state insurance departments to satisfy regulatory requirements.

     Proceeds from the sales of investments in bonds and other fixed maturity interest securities were $140,855,000 and $205,473,000 in 2002 and 2001, respectively. Gross gains of $2,693,000 and $6,015,000 and gross losses of $3,959,000 and $1,515,000 during 2002 and 2001, respectively, were realized on those sales. A portion of the gains realized in 2002 and 2001 has been deferred to future periods in the interest maintenance reserve.

     Major categories of net investment income are summarized as follows:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------- ---------------
                                                                                         (In Thousands)


     Income:
       Bonds                                                                      $       19,304   $      19,813
       Mortgage loans                                                                        356             409
       Other                                                                                 119             378
                                                                                  ---------------  --------------
     Total investment income                                                              19,779          20,600
     Investment expenses                                                                    (736)           (670)
                                                                                  ---------------  --------------
     Net investment income                                                        $       19,043   $      19,930
                                                                                  ===============  ==============

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

4.   Investments (continued)

     As part of its overall investment strategy, the Company has entered into agreements to purchase securities as follows:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  ---------------  ---------------
                                                                                           (In Thousands)


     Investment Purchase Commitments                                              $            -   $       10,000


     There were no new loans during 2002. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. As of December 31, 2002, the Company held no mortgages with interest more than 180 days overdue.


5.   Concentrations of Credit Risk

     The Company held less-than-investment-grade bonds with an aggregate book value of $240,000 and $11,537,000 and with an aggregate market value of $240,000 and $11,432,000 at December 31, 2002 and 2001, respectively. Those holdings amounted to 0.1% of the Company's investments in bonds and 0.1% of total admitted assets at December 31, 2002. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

     The Company held unrated bonds of $5,000,000 and $17,903,000 with an aggregate NAIC market value of $5,195,000 and $17,782,000 at December 31, 2002 and 2001, respectively. The carrying value of these holdings amounted to 1.8% of the Company's investment in bonds and 1.7% of the Company's total admitted assets at December 31, 2002.

     At December 31, 2002, the Company's commercial mortgages involved a concentration of properties located in California (59.4%) and Arizona (40.6%). The portfolio is well diversified; covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $1,887,000.

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

6.   Annuity Reserves

     At December 31, 2002 and 2001, the Company's annuity reserves, including deposit fund liabilities that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                         December 31, 2002
                                                                                       Amount          Percent
                                                                                  ---------------  ---------------
                                                                                           (In Thousands)


     Subject to discretionary withdrawal (with adjustment):
       With market value adjustment                                               $      275,105         92.4%
       At book value less surrender charge                                                17,936          6.0
                                                                                  ---------------  ---------------
     Subtotal                                                                            293,041         98.4
     Subject to discretionary withdrawal (without adjustment)
       at book value with minimal or no charge or adjustment                                   -            -
     Not subject to discretionary withdrawal                                               4,879          1.6
                                                                                  ---------------  ---------------
     Total annuity reserves and deposit fund liabilities before reinsurance              297,920        100.0%
                                                                                                   ===============
     Less reinsurance ceded                                                               17,936
                                                                                  ---------------
     Net annuity reserves and deposit fund liabilities                            $      279,984
                                                                                  ===============

                                                                                         December 31, 2001
                                                                                       Amount          Percent
                                                                                  ---------------  ---------------
                                                                                           (In Thousands)


     Subject to discretionary withdrawal (with adjustment):
       With market value adjustment                                               $      261,524         92.4%
       At book value less surrender charge                                                18,699          6.6
                                                                                  ---------------  ---------------
     Subtotal                                                                     $      280,223         99.0
     Subject to discretionary withdrawal (without adjustment)
       at book value with minimal or no charge or adjustment                                   -            -
     Not subject to discretionary withdrawal                                               2,755          1.0
                                                                                  ---------------  ---------------
     Total annuity reserves and deposit fund liabilities before reinsurance              282,978        100.0%
                                                                                                   ===============
     Less reinsurance ceded                                                               18,699
                                                                                  ---------------
     Net annuity reserves and deposit fund liabilities                            $      264,279
                                                                                  ===============

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

7.   Reinsurance

     The Company is involved in ceded reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

     The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

                                                                                          December 31, 2002
                                                                                       Amount           Percent
                                                                                  ---------------  ---------------
                                                                                           (In Thousands)


     Premiums                                                                     $          390   $       11,440
     Benefits paid or provided                                                               660              192
     Policy and contract liabilities at year end                                          17,943           18,705



8.   Federal Income Taxes

     The Company files a separate federal income tax return.

     The components of the net deferred tax asset (liability) at December 31 are as follows:

                                                                                        2002             2001
                                                                                  ---------------  ---------------
                                                                                           (In Thousands)


     Total gross deferred tax assets                                              $        3,801   $        3,085
     Total deferred tax liabilities                                                         (132)               -
                                                                                  ---------------  ---------------
     Net deferred tax asset                                                                3,669            3,085
     Deferred tax asset nonadmitted                                                       (3,098)          (2,676)
                                                                                  ---------------  ---------------
     Net admitted deferred tax asset                                              $          571   $          409
                                                                                  ===============  ===============
     (Increase) decrease in nonadmitted asset                                     $         (422)  $       (1,827)
                                                                                  ===============  ===============

     Significant components of income taxes incurred as of December 31 are:

                                                                                        2002             2001
                                                                                  ---------------  ---------------
                                                                                           (In Thousands)


     Current income taxes incurred consist of the following major components:

     Federal taxes on operations                                                  $         (905)  $          810
     Operations loss carryovers utilized                                                       -             (810)
     Federal tax on capital gains                                                            258            1,575
     Capital loss carryovers utilized                                                          -             (846)
                                                                                  ---------------  ---------------
     Total current taxes incurred                                                 $         (647)  $          729
                                                                                  ===============  ===============

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

8.   Federal Income Taxes (continued)

     The main components of deferred tax assets and deferred tax liabilities are as follows:

                                                                                             December 31
                                                                                        2002             2001
                                                                                  ---------------  ---------------
                                                                                           (In Thousands)


     Deferred tax assets resulting from book/tax differences in:
       Deferred acquisition costs                                                 $          919   $          963
       Insurance reserves                                                                  1,822            1,161
       Goodwill                                                                              880              961
       Operations loss carry forward                                                         165                -
       Other                                                                                  15                -
                                                                                  ---------------  ---------------
       Total deferred tax assets                                                           3,801            3,085

     Deferred tax assets nonadmitted                                                      (3,098)          (2,676)
                                                                                  ---------------  ---------------
     Admitted deferred tax assets                                                 $          703   $          409
                                                                                  ---------------  ---------------
     Deferred tax liabilities resulting from book/tax differences in:
       Other                                                                      $          132   $            -
                                                                                  ---------------  ---------------
       Total deferred tax liabilities                                                        132                -
                                                                                  ---------------  ---------------
     Net admitted deferred tax asset                                              $          571   $          409
                                                                                  ===============  ===============

     The change in net deferred income taxes is comprised of the following:

                                                                                                    December 31
                                                                                       2002             2001            Change
                                                                                  ---------------  ---------------  ---------------
                                                                                                    (In Thousands)


     Total deferred tax assets                                                    $        3,801   $        3,085   $          716
     Total deferred tax liabilities                                                         (132)               -             (132)
                                                                                  ---------------  ---------------  ---------------
     Net deferred tax asset (liability)                                           $        3,669   $        3,085   $          584
                                                                                  ===============  ===============
     Tax effect of items in surplus:
       Nonadmitted assets                                                                                                       (5)
                                                                                                                    ---------------
     Change in net deferred income tax                                                                              $          579
                                                                                                                    ===============

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

8.   Federal Income Taxes (continued)

     The provision for federal income taxes expense and change in deferred taxes differs from the amount obtained by applying the statutory Federal income tax rate to income (including capital losses) before income taxes for the following reasons:



                                                                                     Year Ended
                                                                                  December 31, 2002
                                                                                  -----------------
                                                                                   (In Thousands)


     Ordinary income                                                              $         (1,700)
     Capital gains (losses)                                                                 (1,460)
                                                                                  -----------------
     Total pre-tax book income                                                    $         (3,160)
                                                                                  =================

     Provisions computed at statutory rate                                        $         (1,106)
     Interest maintenance reserve                                                             (224)
     Nondeductible general expense                                                              82
     Other                                                                                      22
                                                                                  -----------------
     Total                                                                        $         (1,226)
                                                                                  =================

     Federal income taxes incurred                                                $           (647)
     Change in net deferred income taxes                                                      (579)
                                                                                  -----------------
     Total statutory income taxes                                                 $         (1,226)
                                                                                  =================

     The Company has a recoverable of $2,810,000 at December 31, 2002 and $163,000 at December 31, 2001 from the United States Treasury for federal income taxes.

     The Company has operating loss carryforwards of $473,000 that expire in 2017.


9.   Capital and Surplus

     Under Georgia insurance regulations, the Company is required to maintain a minimum total capital and surplus of $3,000,000. Additionally, the amount of dividends that can be paid by the Company to its stockholder without prior approval of the Georgia Insurance Department is limited to the greater of 10% of statutory surplus or statutory net gain from operations.

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

10.  Fair Values of Financial Instruments

     In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

     Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts. The carrying amounts and fair values of the Company's financial instruments are summarized as follows:

                                                                                                    December 31
                                                                                           2002                      2001
                                                                                  ------------------------  ------------------------
                                                                                    Carrying       Fair       Carrying       Fair
                                                                                     Amount        Value       Amount        Value
                                                                                  -----------  -----------  -----------  -----------
                                                                                                    (In Thousands)


       Assets:
         Bonds                                                                    $  281,391   $  300,018   $  259,073   $  265,293
         Mortgage loans                                                                4,644        5,329        4,761        4,950
         Policy loans                                                                      -            -           10           10
         Short-term investments                                                        2,850        2,850            -            -
         Cash                                                                             50           50       17,812       17,812
         Indebtedness from related parties                                             1,263        1,263          105          105
         Receivable for securities                                                         3            3           87           87

       Liabilities:
         Individual and group annuities                                              279,079      257,978      264,158      243,639
         Deposit type contract                                                           905          971          121          130
         Indebtedness to related parties                                                  65           65          367          367


                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

10.  Fair Values of Financial Instruments (continued)

     The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

     Cash and short-term investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

     Fixed maturities and equity securities: The fair values for bonds, preferred stocks and common stocks, reported herein, are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, collateralized mortgage obligations and other mortgage derivative investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 0% and 15% over the total portfolio. Fair values determined on this basis can differ from values published by the NAIC Securities Valuation Office.

     Market value as determined by the NAIC as of December 31, 2002 and 2001 is $286,211,000 and $264,074,000 respectively.

     Mortgage loans: Estimated market values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

     Other investment-type insurance contracts: The fair values of the Company's deferred annuity contracts are estimated based on the cash surrender values. The carrying values of other policyholder liabilities, including immediate annuities, dividend accumulations, supplementary contracts without life contingencies, and premium deposits, approximate their fair values.

     The carrying value of all other financial instruments approximates their fair value.

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

11.  Commitments and Contingencies

     The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of pending lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.

12.  Financing Agreements

     The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which expires July 31, 2003, the Company can borrow up to $10,000,000 from the Bank. Interest on any borrowing accrues at an annual rate equal to the cost of funds for the Bank for the period applicable for the advance plus 0.225% or a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $677 for the year ended December 31, 2002. At December 31, 2002, the Company had $0 payable to the Bank.

     The Company also maintains a revolving loan agreement with Bank of New York, New York (the "Bank"). Under this agreement, the Company can borrow up to $5,000,000 from the Bank. Interest on any of the Company borrowing accrues at an annual rate equal to the cost of funds for the Bank for the period applicable for the advance plus 0.225% or a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $0 for the year ended December 31, 2002. At December 31, 2002, the Company had $0 payable to the Bank.

13.  Related Party Transactions

     Affiliates

     Management and service contracts and all cost sharing arrangements with other affiliated ING US life insurance companies are allocated among companies in accordance with normal, generally accepted expense and cost allocation methods.

     Investment Management: The Company has entered into an investment advisory agreement and an administrative services agreement with ING Investment Management, LLC ("IIM") under which IIM provides the Company with investment management and asset liability management services. Total fees under the agreement were approximately $723,000 and $643,000 for the year ended December 2002 and 2001, respectively.

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

13.  Related Party Transactions (continued)

     Affiliates (continued)

     Inter-insurer Services Agreement: The Company has entered into a services agreement with certain of its affiliated insurance companies in the United States ("affiliated insurers") whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting and other services to each other. Net amounts received (paid) under these agreements were ($263,000) and $1,807,000 for the year ended December 31, 2002 and 2001, respectively.

     Reciprocal Loan Agreement: The Company has entered into a reciprocal or revolving loan agreement with ING AIH, a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2008, the Company can borrow up to $1,400,000 from ING AIH. Interest on any borrowing is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Under this agreement, the company incurred interest expense of $1,274 for the year ended December 31, 2002. At December 31, 2002, the company had $0 payable to ING AIH.

14.  Guaranty Fund Assessments

     Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premiums companies collect in that state.

     The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (NOLHGA) and the amount of premiums written in each state. The Company reduces the accrual by credits allowed in some states to reduce future premium taxes by a portion of assessments in that state. The Company has estimated this liability to be $29,000 and $100,000 as of December 31, 2002 and 2001, respectively and has recorded a reserve. The Company has also recorded an asset of $0 and $28,000 as of December 31, 2002 and 2001, respectively, for future credits to premium taxes for assessments already paid.

15.  Regulatory Risk-Based Capital

     Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2002, the Company meets the RBC requirements.

                                                                    Exhibit 99.3

                    Equitable Life Insurance Company of Iowa
                         Balance Sheet - Statutory Basis
--------------------------------------------------------------------------------

                                                                                   September 30,
                                                                                       2003
                                                                                  --------------
                                                                                  (In Thousands)


Admitted assets
Cash and invested assets:
    Bonds                                                                          $  3,658,954
    Preferred stocks                                                                        441
    Common stocks                                                                     1,232,540
    Mortgage loans                                                                      950,456
    Real Estate                                                                           2,968
    Policy loans                                                                        127,934
    Other invested assets                                                               251,805
    Cash and short-term investments                                                     149,468
                                                                                  --------------
Total cash and invested assets                                                        6,374,566

Deferred and uncollected premiums                                                         4,954
Accrued investment income                                                                48,458
Reinsurance balances recoverable                                                          5,797
Data processing equipment                                                                    92
Indebtedness from related parties                                                        34,330
Federal income tax recoverable                                                           19,328
Separate account assets                                                                 980,432
Other assets                                                                            376,094
                                                                                  --------------
Total admitted assets                                                              $  7,844,051
                                                                                  ==============
Liabilities and capital and surplus
Liabilities:
    Policy and contract liabilities:
      Life and annuity reserves                                                       4,639,169
      Deposit type contracts                                                            620,616
      Policyholders' funds                                                                  301
      Dividend payable                                                                   16,935
      Unpaid claims                                                                       3,445
                                                                                  --------------
    Total policy and contract liabilities                                             5,280,466

    Accounts payable and accrued expenses                                                28,110
    Indebtedness to related parties                                                      50,703
    Interest maintenance reserve                                                         25,466
    Asset valuation reserve                                                              33,398
    Borrowed money                                                                      207,767
    Other liabilities                                                                    65,941
    Separate account liabilities                                                        980,432
                                                                                  --------------
Total liabilities                                                                     6,672,283

Capital and surplus:
    Common stock                                                                          5,000
    Additional paid-in capital                                                        1,236,632
    Unassigned surplus                                                                  (69,864)

Total capital and surplus                                                             1,171,768
                                                                                  --------------
Total liabilities and capital and surplus                                          $  7,844,051
                                                                                  ==============

                    Equitable Life Insurance Company of Iowa
                   Statements of Operations - Statutory Basis
--------------------------------------------------------------------------------

                                                                                  Nine months ended September 30,
                                                                                       2003             2002
                                                                                  --------------   --------------
                                                                                           (In Thousands)


Premiums and other revenues:
    Life, annuity, and accident and health premiums                                $  1,465,594     $  1,459,082
    Policy proceeds and dividends left on deposit                                         1,615            1,528
    Net investment income                                                               219,545          159,853
    Amortization of interest maintenance reserve                                         (1,996)          (1,694)
    Commissions, expense allowances and reserve adjustments
      on reinsurance ceded                                                                   56              393
    Other income                                                                         13,255           24,526
                                                                                  --------------   --------------
Total premiums and other revenues                                                     1,698,069        1,643,688

Benefits paid or provided:
    Death benefits                                                                       33,945           33,338
    Annuity benefits                                                                     85,821          100,014
    Surrender benefits                                                                  512,112          500,073
    Interest on policy or contract funds                                                  7,410            4,897
    Other benefits                                                                          121            1,469
    Life contract withdrawals                                                             4,608            4,625
    Change in life, annuity, and accident and health reserves                           344,825          410,507
    Net transfers to separate accounts                                                  (95,353)        (100,078)
                                                                                  --------------   --------------
Total benefits paid or provided                                                         893,489          954,845

Insurance expenses:
    Commissions                                                                         128,805          118,638
    General expenses                                                                     41,281           36,435
    Insurance taxes, licenses and fees, excluding
      federal income taxes                                                                1,933            3,201
    Other                                                                               629,060          598,866
                                                                                  --------------   --------------

Total insurance expenses                                                                801,079          757,140
                                                                                  --------------   --------------
Gain (loss) from operations before policyholder dividends,
  federal income taxes and net realized capital losses                                    3,501          (68,298)

Dividends to policyholders                                                                9,272           17,618
                                                                                  --------------   --------------

Gain (loss) from operations before federal income taxes
  and net realized capital losses                                                        (5,771)         (85,916)

Federal income taxes                                                                     (2,842)          27,581
                                                                                  --------------   --------------
Gain from operations before net realized capital losses                                  (2,929)        (113,497)
Net realized capital gains or (losses), net of income
  taxes 2003 - $3,633; 2002 - $(6,927) and excluding net
  transfers to the interest maintenance reserve 2003- $4,307; 2002- $1,856              (17,564)         (19,005)
                                                                                  --------------   --------------
Net income (loss)                                                                  $    (20,493)    $   (132,502)
                                                                                  ==============   ==============

                    Equitable Life Insurance Company of Iowa
         Statements of Changes in Capital and Surplus - Statutory Basis
--------------------------------------------------------------------------------

                                                                                  Nine months ended September 30,
                                                                                       2003             2002
                                                                                  --------------   --------------
                                                                                           (In Thousands)

Common stock:
    Balance at beginning and end of year                                           $      5,000     $      5,000

Paid-in and contributed surplus:
    Balance at beginning of year                                                      1,236,632          721,632
    Capital contributions                                                                     -          195,000
                                                                                  --------------   --------------
    Balance at end of year                                                            1,236,632          916,632

Unassigned surplus:
    Balance at beginning of year                                                        (97,422)         329,096
    Net income                                                                          (20,493)        (132,502)
    Change in net unrealized capital gains or losses                                     54,643         (297,737)
    Change in nonadmitted assets                                                        (12,433)          20,696
    Change in asset valuation reserve                                                    (7,274)           4,783
    Change in net deferred income tax                                                    13,115          (10,971)
                                                                                  --------------   --------------
    Balance at end of year                                                              (69,864)         (86,635)

Total capital and surplus                                                          $  1,171,768     $    834,997
                                                                                  ==============   ==============

                    Equitable Life Insurance Company of Iowa
                   Statements of Cash Flows - Statutory Basis
--------------------------------------------------------------------------------

                                                                                  Nine months ended September 30,
                                                                                       2003             2002
                                                                                  --------------   --------------
                                                                                           (In Thousands)


Operations
Premiums, policy proceeds, and other considerations
    received, net of reinsurance paid                                              $  1,462,703     $  1,450,381
Net investment income received                                                          263,891          254,823
Commission and expense allowances received on reinsurance ceded                               -              393
Benefits paid                                                                          (729,890)        (643,942)
Net transfers to separate accounts                                                       98,088          114,056
Insurance expenses paid                                                                (778,614)        (151,228)
Dividends paid to policyholders                                                         (15,966)         (17,942)
Federal income taxes (paid) received                                                     28,915          (57,692)
Net other (expenses) revenues                                                            14,300         (573,936)
                                                                                  --------------   --------------
Net cash provided by operations
                                                                                        343,427          374,913
Investments
Proceeds from sales, maturities, or repayments of investments:
    Bonds                                                                             3,039,822        2,688,381
    Stocks                                                                                    -              357
    Mortgage loans                                                                      132,417           66,595
    Real estate                                                                             750              491
    Other invested assets                                                                   828           52,576
    Miscellaneous proceeds                                                               66,555          (20,336)
    Net gains or (losses) on cash and short-term investments                               (169)               -
    Net tax on capital gains                                                                  -            6,927
                                                                                  --------------   --------------
Net proceeds from sales, maturities, or repayments of investments                     3,240,203        2,794,991

Cost of investments acquired:
    Bonds                                                                             3,535,481        3,147,911
    Preferred stocks                                                                    246,024          245,192
    Mortgage loans                                                                      218,253           51,840
    Other invested assets                                                                   460              804
    Miscellaneous applications                                                           73,382           28,163
                                                                                  --------------   --------------
Total cost of investments acquired                                                    4,073,600        3,473,910
Net increase (decrease)  in policy loans                                                  2,857           (9,373)
                                                                                  --------------   --------------
Net cash used in investment activities                                                 (830,540)        (669,546)

Financing and miscellaneous activities Cash provided (used):
    Capital and surplus paid-in                                                               -          195,000
    Borrowed money                                                                       58,771           48,416
    Net deposits on deposit-type contract funds                                         430,415             (822)
    Other sources                                                                       119,393           12,406
                                                                                  --------------   --------------
Net cash provided by financing and miscellaneous activities                             608,579          255,000

Net change in cash and short-term investments                                           121,466          (39,633)
Cash and short-term investments:
    Beginning of year                                                                    28,002           85,403
                                                                                  --------------   --------------
    End of year                                                                    $    149,468     $     45,770
                                                                                  ==============   ==============

                                                                    EXHIBIT 99.4


                         Report of Independent Auditors


Board of Directors and Stockholder
USG Annuity & Life Company

We have audited the accompanying statutory basis balance sheets of USG Annuity & Life Company ("the Company" and a wholly owned subsidiary of ING America
Insurance Holdings, Inc.) as of December 31, 2002 and 2001, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Commissioner of Insurance of the State of Oklahoma (Oklahoma Insurance Department), which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of USG Annuity & Life Company at December 31, 2002 and 2001 or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of USG Annuity & Life Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Oklahoma Insurance Department.

As discussed in Note 3 to the financial statements, in 2001 the Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Oklahoma Insurance Department.


                                                           /s/ Ernst & Young LLP


April 25, 2003

                           USG Annuity & Life Company
                        Balance Sheets - Statutory Basis
--------------------------------------------------------------------------------

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                          (In Thousands)


Admitted assets
Cash and invested assets:
   Bonds                                                                          $   6,116,495    $   5,285,956
   Preferred stocks                                                                       1,088              134
   Common stocks                                                                              -               22
   Mortgage loans                                                                     1,483,855        1,659,518
   Real estate, less accumulated depreciation  (2002- $304,
     2001-$242)                                                                           1,477            2,964
   Policy loans                                                                          32,454           32,732
   Other invested assets                                                                 47,704           40,847
   Cash and short-term investments                                                        9,116          102,848
                                                                                  --------------   --------------
Total cash and invested assets                                                        7,692,189        7,125,021

Deferred and uncollected premiums, less loading (2002- ($58),
   2001- $49)                                                                               386            1,304
Accrued investment income                                                                77,674           72,706
Reinsurance balances recoverable                                                            335               90
Indebtedness from related parties                                                            25            3,945
Federal income tax recoverable, including a deferred
   tax asset (2002 - $15,601, 2001 - $6,976)                                             22,163            6,976

Other assets                                                                              2,451            5,484
                                                                                  --------------   --------------
Total admitted assets                                                             $   7,795,223    $   7,215,526
                                                                                  ==============   ==============

                           USG Annuity & Life Company
                  Balance Sheets - Statutory Basis (continued)
--------------------------------------------------------------------------------



                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                          (In Thousands)
                                                                                      except share amounts)


Liabilities and capital and surplus
Liabilities:
   Policy and contract liabilities:
       Life and annuity reserves                                                  $   6,859,914    $   6,211,216
       Deposit type contracts                                                           246,501          232,745
       Policyholders' funds                                                                  53               33
       Unpaid claims                                                                      3,622            3,930
                                                                                  --------------   --------------
   Total policy and contract liabilities                                              7,110,090        6,447,924

   Interest maintenance reserve                                                          11,799            4,992
   Accounts payable and accrued expenses                                                 27,197           69,739
   Indebtedness to related parties                                                       22,147            6,548
   Contingency reserve                                                                      876            1,907
   Asset valuation reserve                                                               50,634           71,621
   Borrowed money                                                                       184,450          183,094
   Other liabilities                                                                      1,844          120,244
                                                                                  --------------   --------------
Total liabilities                                                                     7,409,037        6,906,069

Capital and surplus:
   Common stock: authorized - 1,000 shares of $3,000 par value;
     833 issued and outstanding                                                           2,500            2,500
   Additional paid-in capital                                                           316,963          286,963
   Unassigned surplus                                                                    66,723           19,994
                                                                                  --------------   --------------
Total capital and surplus                                                               386,186          309,457
                                                                                  --------------   --------------
Total liabilities and capital and surplus                                         $   7,795,223    $   7,215,526
                                                                                  ==============   ==============

See accompanying notes - statutory basis.

                           USG Annuity & Life Company
                   Statements of Operations - Statutory Basis
--------------------------------------------------------------------------------

                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                          (In Thousands)


Premiums and other revenues:
   Life, annuity, and accident and health premiums                                $   1,285,640    $     833,347
   Policy proceeds and dividends left on deposit                                          9,267           11,396
   Net investment income                                                                536,206          520,614
   Amortization of interest maintenance reserve                                          (7,446)           2,383
   Commissions, expense allowances and reserve adjustments
     on reinsurance ceded                                                                14,159           23,933
   Other income                                                                           1,619           17,445
                                                                                  --------------   --------------
Total premiums and other revenues                                                     1,839,445        1,409,118

Benefits paid or provided:
   Death benefits                                                                       112,299          141,633
   Annuity benefits                                                                     250,411          274,447
   Surrender benefits                                                                   582,708          739,979
   Interest on policy or contract funds                                                   8,033           11,409
   Other benefits:
       Life contract withdrawals                                                          8,968            6,081
       Increase in life, annuity, and accident and
         health reserves                                                                648,698           25,124
                                                                                  --------------   --------------
Total benefits paid or provided                                                       1,611,117        1,198,673

Insurance expenses:
   Commissions                                                                           86,074           59,252
   General expenses                                                                      33,272           22,962
   Insurance taxes, licenses and fees, excluding
     federal income taxes                                                                  (231)          (1,827)
   Other                                                                                    856             (291)
                                                                                  --------------   --------------
Total insurance expenses                                                                119,971           80,096


                           USG Annuity & Life Company
             Statements of Operations - Statutory Basis (continued)
--------------------------------------------------------------------------------

                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                          (In Thousands)


Gain from operations before federal income taxes and
   net realized capital losses                                                          108,357          130,349
Federal income taxes                                                                     41,015           49,747
                                                                                  --------------   --------------
Gain from operations before net realized capital losses                                  67,342           80,602
Net realized capital losses net of income taxes 2002 - $6,049;
   2001 - $ (7,981) and excluding net transfers to the interest
   maintenance reserve 2002- $638; 2001- $(13,377)                                      (41,467)         (51,090)
                                                                                  --------------   --------------
Net income                                                                        $      25,875    $      29,512
                                                                                  ==============   ==============

See accompanying notes - statutory basis.

                           USG Annuity & Life Company
          Statements of Changes in Capital and Surplus--Statutory Basis
--------------------------------------------------------------------------------

                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                          (In Thousands)


Common stock:
   Balance at beginning and end of year                                           $       2,500    $       2,500
                                                                                  --------------   --------------
Paid-in and contributed surplus:
     Balance at beginning and end of year                                               286,963          286,963
     Capital contributions                                                               30,000                -
                                                                                  --------------   --------------
     Balance at end of year                                                             316,963          286,963

Unassigned surplus (deficit):
     Balance at beginning of year                                                        19,994          (16,701)
     Net income                                                                          25,875           29,512
     Change in net unrealized capital losses                                             (7,240)          (1,001)
     Change in non-admitted assets                                                        3,284          (15,515)
     Change in asset valuation reserve                                                   20,987           18,143
     Change in net deferred income tax                                                    3,480           26,376
     Change in accounting principle, net of tax                                               -            5,180
     Dividends to stockholder                                                                 -          (26,000)
     Other                                                                                  343                -
                                                                                  --------------   --------------
     Balance at end of year                                                              66,723           19,994
                                                                                  --------------   --------------
Total capital and surplus                                                         $     386,186    $     309,457
                                                                                  ==============   ==============

See accompanying notes - statutory basis.

                           USG Annuity & Life Company
                    Statements of Cash Flows--Statutory Basis
--------------------------------------------------------------------------------

                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                          (In Thousands)


Operations
Premiums, policy proceeds, and other considerations received,
   net of reinsurance paid                                                        $   1,295,738    $     844,992
Net investment income received                                                          647,957          565,770
Commission and expense allowances received on reinsurance ceded                          14,159           23,933
Benefits paid                                                                          (998,100)      (1,195,459)
Insurance expenses paid                                                                (122,791)         (70,176)
Federal income taxes paid                                                               (58,643)         (41,271)
Net other revenue                                                                            89           10,907
                                                                                  --------------   --------------
Net cash provided by operations                                                         778,409          138,696
                                                                                  --------------   --------------
Investments
Proceeds from sales, maturities, or repayments of investments:
   Bonds                                                                              8,709,883        5,845,574
   Preferred stocks                                                                         133              961
   Common stocks                                                                            224           46,233
   Mortgage loans                                                                       275,949          170,155
   Other invested assets                                                                  6,856            7,254
   Net loss on cash and short term investment                                                 -              (75)
   Net tax on capital gains                                                               4,947            3,874
                                                                                  --------------   --------------
Net proceeds from sales, maturities, or repayments of investments                     8,997,992        6,073,976

Cost of investments acquired:
   Bonds                                                                              9,713,052        6,229,459
   Preferred stocks                                                                      17,047            2,085
   Common stocks                                                                        (15,817)          (2,085)
   Mortgage loans                                                                       100,251           93,125
   Other invested assets                                                                 14,594           19,254
                                                                                  --------------   --------------
Total cost of investments acquired                                                    9,829,127        6,341,838

Net decrease (increase) in policy loans                                                     279             (938)
                                                                                  --------------   --------------
Net cash used in investment activities                                                 (830,856)        (268,800)


                           USG Annuity & Life Company
              Statements of Cash Flows--Statutory Basis (continued)
--------------------------------------------------------------------------------

                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                          (In Thousands)


Financing and miscellaneous activities
Cash provided:
   Capital and surplus paid-in                                                           30,000                -
   Borrowed money                                                                         1,356          135,270
   Net deposits on deposit-type contract funds                                               (8)         (38,422)
   Interest paid on indebtedness                                                           (254)               -
   Other (uses) sources                                                                 (72,379)         124,461
   Dividends to stockholder                                                                   -          (26,000)
                                                                                  --------------   --------------
Net cash (used in) provided by financing and miscellaneous
  activities                                                                            (41,285)          195,309

Net (decrease) increase in cash and short-term investments                              (93,732)           65,205
Cash and short-term investments:
   Beginning of year                                                                    102,848            37,643
                                                                                  --------------   ---------------
   End of year                                                                    $       9,116    $      102,848
                                                                                  ==============   ===============

See accompanying notes - statutory basis.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies

     USG Annuity & Life Company (the "Company") is domiciled in Oklahoma and is a wholly owned subsidiary of Equitable Life Insurance Company of Iowa ("Equitable"), an Iowa domiciled insurance company. Equitable, in turn, is a wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH").

     The Company offers various insurance products including deferred fixed annuities, immediate annuities, and interest-sensitive life insurance. These products are primarily marketed to individuals by independent insurance broker/dealers, financial institutions, and the career agency force. The Company is licensed in 48 states and the District of Columbia.

     The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

     Basis of Presentation

     The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Commissioner of Insurance of the State of Oklahoma (Oklahoma Insurance
     Department), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The most significant variances from GAAP are as follows:

     Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a component of other comprehensive income in stockholder's equity for those designated as available-for-sale.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Basis of Presentation (continued)

     Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP.

     Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholders' equity rather than to income as required for fair value hedges.

     The Company invests in structured securities including mortgage-backed securities/collateralized mortgage obligations, asset-backed securities, collateralized debt obligations, and commercial mortgage-backed securities. For these structured securities, management compares the undiscounted cash flows to the carrying value. An other than temporary impairment is considered to have occurred when the undiscounted cash flows are less than the carrying value. For structured securities, when a negative yield results from a revaluation based on new prepayment assumptions (i.e., undiscounted cash flows are less than current book value), an other than temporary impairment is considered to have occurred and the asset is written down to the value of the undiscounted cash flows. For GAAP, assets are re-evaluated based on the discounted cash flows using a current market rate. Impairments are recognized when there has been an adverse change in cash flows and the fair value is less than book. The asset is then written down to fair value.

     When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss accounted for as a realized loss.

     Valuation Reserves: The asset valuation reserve ("AVR") is determined by an NAIC-prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Basis of Presentation (continued)

     Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral is reported as the interest maintenance reserve
     (IMR) in the accompanying balance sheets.

     Realized gains and losses on investments are reported in operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines is charged to income.

     Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

     The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

     Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

     Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Basis of Presentation (continued)

     Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

     Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners' Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

     Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the
     treaty  be  recorded  as  an  offsetting   liability  and  charged  against
     unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

     Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

     Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

     Nonadmitted Assets: Certain assets designated as "nonadmitted," principally deferred federal income tax assets, disallowed interest maintenance reserves, non-operating software, past-due agents' balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Basis of Presentation (continued)

     Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

     Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are non-admitted.
     Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

     Statements of Cash Flows: Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

     Reconciliation to GAAP

     The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

     Other significant accounting practices are as follows:

     Investments

     Bonds,   preferred  stocks,  common  stocks,   short-term  investments  and
     derivative instruments are stated at values prescribed by the NAIC, as follows:

     Bonds not backed by other loans are principally stated at amortized cost using the interest method.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Investments (continued)

     Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher-risk asset backed securities, which are valued using the prospective method.

     Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the Securities Valuation Office of the NAIC ("SVO").

     Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/(losses) are reported in unassigned surplus along with adjustment for federal income taxes.

     The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of the time and the extent to which the market value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

     In addition, the Company invests in structured securities including mortgage-backed securities/collateralized mortgage obligations, asset-backed securities, collateralized debt obligations, and commercial mortgage-backed securities. For these structured securities, management compares the undiscounted cash flows to the carrying value. An other than temporary impairment is considered to have occurred when the undiscounted cash flows are less than the carrying value.

     When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss accounted for as a realized loss.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Investments (continued)

     The Company uses interest rate swaps, caps and floors, options and certain other derivatives as part of its overall interest rate risk management strategy for certain life insurance and annuity products. As the Company only uses derivatives for hedging purposes, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

     Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

     Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short-term assets or liabilities. The initial cost of any such agreement is amortized to net investment income over the life of the agreement. Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged items.

     Mortgage  loans  are  reported  at  amortized   cost,  less  allowance  for
     impairments.

     Policy loans are reported at unpaid principal balances.

     Land is reported at cost. Real estate occupied by the company is reported at depreciated cost; other real estate is reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

     For reverse repurchase agreements, Company policies require a minimum of 102% of the fair value of securities purchased under reverse repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in miscellaneous liabilities.

     Reverse dollar repurchase agreements are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Investments (continued)

     The Company engages in securities lending whereby certain domestic bonds from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The Company does not have access to the collateral. The Company's policy requires a minimum of 102% of the fair value of securities loaned to be maintained as collateral. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates.

     At December 31, 2002 and 2001, the Company had loaned securities (which are reflected as invested assets on the Balance Sheets) with a market value of approximately $32,662,000 and $62,905,000, respectively.

     Short-term   investments  are  reported  at  amortized   cost.   Short-term
     investments include investments with maturities of less than one year at the date of acquisition.

     Other invested assets are reported at amortized cost using the effective interest method. Other invested assets primarily consist of residual collateralized mortgage obligations and partnership interests.

     Realized capital gains and losses are determined using the specific identification basis.

     Aggregate Reserve for Life Policies and Contracts

     Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 4.00% to 8.75%.

     The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company's practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Aggregate Reserve for Life Policies and Contracts (continued)

     The methods used in valuation of substandard policies are as follows:

          For life, endowment and term policies issued substandard, the standard reserve during the premium-paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

          For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

     For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

     The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The tabular interest of funds not involving life contingencies is calculated as the current year reserves, plus payments, less prior year reserves, less funds added.

     Reinsurance

     Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contract and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Nonadmitted Assets

     Nonadmitted assets are summarized as follows:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                          (In Thousands)


     Deferred federal income taxes                                                $      54,496    $      55,833
     Agents' debit balances                                                                 519              255
     Deferred and uncollected premium                                                       119              120
     Other                                                                                  885            3,095
                                                                                  --------------   --------------
     Total nonadmitted assets                                                     $      56,019    $      59,303
                                                                                  ==============   ==============

     Changes in nonadmitted assets are generally reported directly in surplus as an increase or decrease in nonadmitted assets. Certain changes are reported directly in surplus as a change in unrealized capital gains or losses.

     Claims and Claims Adjustment Expenses

     Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2002. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claims payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company's obligations for claims incurred but unpaid as of December 31, 2002.

     Cash Flow Information

     Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments (with a maturity of less than one year at date of acquisition).

     The Company borrowed $1,021,035,000 and repaid $1,021,035,000 in 2002 and borrowed $880,600,000 and repaid $928,400,000 during 2001. These borrowings were on a short-term basis, at an interest rate that approximated current money market rates and exclude borrowings from reverse dollar repurchase transactions. Interest paid on borrowed money was $109,000 and $645,000 during 2002 and 2001, respectively.

     Reclassifications

     Certain prior year amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2002 financial statement presentation.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

2.   Permitted Statutory Basis Accounting Practices

     The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Oklahoma Insurance Department. The Oklahoma Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of Oklahoma for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under the Oklahoma Insurance Laws. NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the state of Oklahoma. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

     The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Oklahoma Insurance Department. As of December 31, 2002 and 2001, the Company had no such permitted accounting practices.


3.   Accounting Changes

     The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Oklahoma. Effective January 1, 2001, the State of Oklahoma required that insurance companies domiciled in the State of Oklahoma prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Oklahoma insurance commissioner.

     Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.

     As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased unassigned surplus, by $5,180,000 as of January 1, 2001. These changes are primarily attributed to an increase in unassigned surplus of approximately $5,911,000 related to deferred tax assets, $15,384,000 related to prepayment penalties on bonds and mortgage loans released from the IMR liability. Offsetting this increase is a reduction of approximately $15,988,000 to guaranty fund assessment and $127,000 to cost of collection of premiums.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

4.   Investments

     The amortized cost and fair value of bonds and equity securities are as follows:


                                                                                                   Gross         Gross
                                                                                   Amortized    Unrealized    Unrealized    Fair
                                                                                     Cost          Gains        Losses      Value
                                                                                  -----------  -----------  -----------  -----------
                                                                                                    (In Thousands)


     At December 31, 2002:
     U.S. Treasury securities and obligations of
       U.S. government corporations and agencies                                  $  285,347   $    4,998   $       36   $  290,309
     States, municipalities, and political subdivisions                                    -            -            -            -
     Foreign government                                                              120,649        4,200        2,385      122,464
     Public utilities securities                                                     270,390       14,526        4,008      280,908
     Corporate securities                                                          3,244,826      182,420       34,973    3,392,273
     Mortgage-backed securities                                                    1,668,901       90,300       46,006    1,713,195
     Other structured securities                                                     320,274        9,786       28,080      301,980
     Commercial mortgage-backed securities                                           217,028       18,254           76      235,206
                                                                                  -----------  -----------  -----------  -----------
     Total fixed maturities                                                        6,127,415      324,484      115,564    6,336,335

     Preferred stocks                                                                  1,088            -            -        1,088
                                                                                  -----------  -----------  -----------  -----------
     Total equity securities                                                           1,088            -            -        1,088
                                                                                  -----------  -----------  -----------  -----------
     Total                                                                        $6,128,503   $  324,484   $  115,564   $6,337,423
                                                                                  ===========  ===========  ===========  ===========

     At December 31, 2001:
     U.S. Treasury securities and obligations of
       U.S. government corporations and agencies                                  $   38,620   $      244   $       82   $   38,782
     Public utilities securities                                                     136,285        3,665        4,478      135,472
     Corporate securities                                                          2,785,911       97,406       68,734    2,814,583
     Mortgage-backed securities                                                    1,700,989      163,964      118,566    1,746,387
     Other structured securities                                                     463,485       12,125       27,898      447,712
     Commercial mortgage-backed securities                                           161,939        6,507        1,499      166,947
                                                                                  -----------  -----------  -----------  -----------
     Total fixed maturities                                                        5,287,229      283,911      221,257    5,349,883

     Preferred stocks                                                                    134            -            -          134
     Common stocks                                                                        22            -            -           22
                                                                                  -----------  -----------  -----------  -----------
     Total equity securities                                                             156            -            -          156
                                                                                  -----------  -----------  -----------  -----------
     Total                                                                        $5,287,385   $  283,911   $  221,257   $5,350,039
                                                                                  ===========  ===========  ===========  ===========

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

4.   Investments (continued)

     The amortized cost and fair value of investments in bonds at December 31, 2002, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                    Amortized          Fair
                                                                                       Cost            Value
                                                                                  --------------   --------------

     December 31, 2002                                                                    (In Thousands)
     Maturity:
       Due in 1 year or less                                                      $      44,173    $      45,096
       Due after 1 year through 5 years                                               1,118,169        1,177,925
       Due after 5 years through 10 years                                             1,886,593        1,962,788
       Due after 10 years                                                               872,277          900,145
                                                                                  --------------   --------------
       Total Maturity                                                                 3,921,212        4,085,954
     Mortgage-backed securities                                                       1,668,901        1,713,195
     Other structured securities                                                        320,274          301,980
     Commercial mortgage-backed securities                                              217,028          235,206
                                                                                  --------------   --------------
     Total                                                                        $   6,127,415    $   6,336,335
                                                                                  ==============   ==============


     At December 31, 2002, investments in certificates of deposit and bonds, with an admitted asset value of $3,285,000, were on deposit with state insurance departments to satisfy regulatory requirements.

     Reconciliation of bonds from amortized cost to carrying value as of December 31, 2002 and 2001 is as follows:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                          (In Thousands)


     Amortized cost                                                               $   6,127,415    $   5,287,229
     Less nonadmitted bonds                                                              10,920            1,273
                                                                                  --------------   --------------
     Carrying value                                                               $   6,116,495    $   5,285,956
                                                                                  ==============   ==============

     Proceeds from the sales of investments in bonds and other fixed maturity interest securities were $4,334,623,000 and $1,852,588,000 in 2002 and
     2001, respectively. Gross gains of $109,772,000 and $49,178,000 and gross losses of $97,962,000 and $34,222,000 during 2002 and 2001, respectively, were realized on those sales. A portion of the gains realized in 2002 and 2001 has been deferred to future periods in the interest maintenance reserve.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

4.   Investments (continued)

     Major categories of net investment income are summarized as follows:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                          (In Thousands)


     Income:
       Bonds                                                                      $     459,813    $     415,872
       Mortgage loans                                                                   128,230          137,032
       Policy loans                                                                       1,091            1,199
       Company-occupied property                                                            376              204
       Other                                                                            (26,548)          (4,625)
                                                                                  --------------   --------------
     Total investment income                                                            562,962          549,682
     Investment expenses                                                                 26,756           29,068
                                                                                  --------------   --------------
     Net investment income                                                        $     536,206    $     520,614
                                                                                  ==============   ==============

     As part of its overall investment strategy, the Company has entered into agreements to purchase securities as follows:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                          (In Thousands)


     Investment purchase commitments                                              $      87,963    $      55,776
                                                                                  ==============   ==============

     The Company entered into reverse dollar repurchase transactions to increase its return on investments and improve liquidity. Reverse dollar repurchases involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The reverse dollar repurchases are accounted for as short term collateralized financing and the repurchase obligation is reported in borrowed money. The repurchase obligation totaled $173,189,000 and $177,558,000 at December 31, 2002 and 2001, respectively.
     The securities underlying these agreements are mortgage-backed securities with a book value and fair value of $173,245,000 at December 31, 2002. The securities have a weighted average coupon of 5.99% and have maturities ranging from December 2017 through December 2032. The primary risk associated with short-term collateralized borrowings is that the counterparty may be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, which was not material at December 31, 2002. The Company believes the counterparties to the reverse dollar repurchase agreements are financially responsible and that the counterparty risk is minimal.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

4.   Investments (continued)

     The Company participates in reverse repurchase transactions. Such transactions include the sale of corporate securities to a major securities dealer and a simultaneous agreement to repurchase the same security in the near term. The proceeds are invested in new securities of intermediate durations. The terms of the reverse repurchase agreements call for payment of interest at a rate of 1.4%. The agreements mature prior to the end of January 2003. The amount due on these agreements included in borrowed money is $11,000,000. The securities underlying these agreements are mortgage-backed securities with a book value and fair value of $12,687,000. The securities have a weighted average coupon of 6.5% and have a maturity of August 2032.

     The maximum and minimum lending rates for long-term mortgage loans during 2002 were 7.66% and 2.99%. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

     The maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 66.7% on commercial properties. As of December 31, 2002, the Company held no mortgages with interest more than 180 days overdue. Total interest due, as of December 31, 2002 is $0.


5.   Derivative Financial Instruments Held for Purposes Other than Trading

     The Company enters into interest rate and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks, which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to, assets, liabilities, or future cash flows, which the Company has acquired or incurred. Hedge accounting practices are supported by cash flow matching, scenario testing and duration matching.

     The Company uses interest rate swaps to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities. Interest rate swap agreements generally involve the exchange of fixed and floating interest payments over the life of the agreement without an exchange of the underlying principal amount. Currency swap agreements generally involve the exchange of local and foreign currency payments over the life of the agreements without an exchange of the underlying principal amount. Interest rate cap and interest rate floor agreements owned entitle the Company to receive payments to the extent reference interest rates exceed or fall below strike levels in the contracts based on the notional amounts.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

5. Derivative Financial Instruments Held for Purposes Other than Trading (continued)

     Premiums paid for the purchase of interest rate contracts are included in other invested assets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

     Amounts paid or received, if any, from such contracts are included in interest expense or income. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets.

     Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

     Interest rate contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives are recorded as investment income. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties' credit standing, collateral agreements, and master netting agreements.

     The Company is exposed to credit loss in the event of nonperformance by counterparties on interest rate contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

5. Derivative Financial Instruments Held for Purposes Other than Trading (continued)

     The table below summarizes the Company's interest rate contracts included in other invested assets at December 31, 2002 and 2001:

                                                                                  Notional Amount  Carrying Value     Fair Value
                                                                                  ---------------  ---------------  ---------------
                                                                                                   (In Thousands)


     December 31, 2002
     Interest rate contracts
       Swaps                                                                      $    1,146,498   $            -   $     (138,473)
       Caps and floors                                                                   548,465            3,393            1,296
                                                                                  ---------------  ---------------  ---------------
     Total derivatives                                                            $    1,694,963   $        3,393   $     (137,177)
                                                                                  ===============  ===============  ===============


                                                                                  Notional Amount  Carrying Value     Fair Value
                                                                                  ---------------  ---------------  ---------------
                                                                                                   (In Thousands)
     December 31, 2001
     Interest rate contracts:
       Swaps                                                                      $      921,000   $          936   $      (56,090)
       Caps and floors                                                                   298,465              547            2,302
                                                                                  ---------------  ---------------  ---------------
     Total derivatives                                                            $    1,219,465   $        1,483   $      (53,788)
                                                                                  ===============  ===============  ===============


6.   Concentrations of Credit Risk

     The Company held less-than-investment-grade bonds with an aggregate book value of $435,061,000 and $520,834,000 and with an aggregate market value of $413,437,000 and $477,494,000 at December 31, 2002 and 2001,
     respectively. Those holdings amounted to 7.1% of the Company's investments in bonds and 5.6% of total admitted assets at December 31, 2002. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

     The Company held unrated bonds of $204,268,000 and $357,815,000 with an aggregate NAIC market value of $208,297,000 and $356,506,000 at December 31, 2002 and 2001, respectively. The carrying value of these holdings amounted to 3.3% of the Company's investment in bonds and 2.6% of the Company's total admitted assets at December 31, 2002.

     At December 31, 2002, the Company's commercial mortgages involved a concentration of properties located in California (11.6%) and Pennsylvania (9.9%). The remaining commercial mortgages relate to properties located in 37 other states. The portfolio is well diversified; covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $23,935,000.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

7.   Annuity Reserves

     At December 31, 2002 and 2001, the Company's annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                         December 31, 2002
                                                                                      Amount           Percent
                                                                                  --------------   --------------
                                                                                  (In Thousands)


     Subject to discretionary withdrawal (with adjustment):
       With market value adjustment                                               $   4,447,295          56%
       At book value less surrender charge                                            1,635,038          21
                                                                                  --------------   --------------
     Subtotal                                                                         6,082,333          77
     Subject to discretionary withdrawal (without adjustment) at book
       value with minimal or no charge or adjustment                                  1,194,281          15
     Not subject to discretionary withdrawal                                            641,496           8
                                                                                  --------------   --------------
     Total annuity reserves and deposit fund liabilities before reinsurance           7,918,110         100%
                                                                                                   ==============
     Less reinsurance ceded                                                             895,734
                                                                                  --------------
     Net annuity reserves and deposit fund liabilities                            $   7,022,376
                                                                                  ==============



                                                                                         December 31, 2001
                                                                                      Amount           Percent
                                                                                  --------------   --------------
                                                                                  (In Thousands)


     Subject to discretionary withdrawal (with adjustment):
       With market value adjustment                                               $   3,927,063          55%
       At book value less surrender charge                                            1,568,029          22
                                                                                  --------------   --------------
     Subtotal                                                                         5,495,092          77
     Subject to discretionary withdrawal (without adjustment) at book
       value with minimal or no charge or adjustment                                  1,030,501          15
     Not subject to discretionary withdrawal                                            588,714           8
                                                                                  --------------   --------------
     Total annuity reserves and deposit fund liabilities before reinsurance           7,114,307         100%
                                                                                                   ==============
     Less reinsurance ceded                                                             744,333
                                                                                  --------------
     Net annuity reserves and deposit fund liabilities                            $   6,369,974
                                                                                  ==============

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

8.   Reinsurance

     The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. As of December 31, 2002, the Company's retention limit for acceptance of risk on life insurance policies had been set at various levels up to $500,000.

     To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

     Assumed premiums amounted to $136,400,000 and $147,163,000 for the years ended December 31, 2002 and 2001, respectively.

     The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                          (In Thousands)


     Premiums                                                                     $     260,544    $     234,110
     Benefits paid or provided                                                           9,447            6,950
     Policy and contract liabilities at year end                                  $     896,762    $     775,452



9.   Federal Income Taxes

     The Company joins in filing a consolidated federal income tax return with its parent, Equitable, and other affiliates. The method of tax allocation is governed by a written tax sharing agreement. The tax sharing agreement provides that each member of the consolidated return shall reimburse Equitable for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate.

     Significant components of income taxes incurred as of December 31 are:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                          (In Thousands)


     Current income taxes incurred consist of the following major components:
       Federal taxes on operations                                                $      41,015    $      49,747
       Federal taxes on capital gains                                                    (6,049)           7,981
                                                                                  --------------   --------------
     Total current taxes incurred                                                 $      34,966    $      57,728
                                                                                  ==============   ==============

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

9.   Federal Income Taxes (continued)

     The components of the net deferred tax asset/(liability) at December 31 are as follows:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                          (In Thousands)


     Total gross deferred tax assets                                              $      70,328    $      63,290
     Total deferred tax liabilities                                                        (231)            (481)
                                                                                  --------------   --------------
     Net deferred tax asset                                                              70,097           62,809
     Deferred tax asset non-admitted                                                    (54,496)         (55,833)
                                                                                  --------------   --------------
     Net admitted deferred tax asset                                                     15,601            6,976
                                                                                  ==============   ==============
     Decrease (increase) in non-admitted asset                                    $       1,337    $     (25,312)
                                                                                  ==============   ==============

     The main components of deferred tax assets and deferred tax liabilities are as follows:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                          (In Thousands)


     Deferred tax assets resulting from book/tax differences in:
       Investments                                                                $      32,290    $      17,875
       Deferred acquisition costs                                                        23,431           26,735
       Guaranty assessments                                                               4,339            5,596
       Insurance reserves                                                                 8,423            8,957
       Unrealized loss on investments                                                       499            3,309
       Other                                                                              1,346              818
                                                                                  --------------   --------------
     Total deferred tax assets                                                           70,328           63,290
     Deferred tax assets non-admitted                                                   (54,496)         (55,833)
                                                                                  --------------   --------------
     Admitted deferred tax assets                                                        15,832            7,457

     Deferred tax liabilities resulting from book/tax differences in:
       Due and deferred premiums                                                            231              481
                                                                                  --------------   --------------
     Total deferred tax liabilities                                                         231              481
                                                                                  --------------   --------------
     Net admitted deferred tax asset                                              $      15,601    $       6,976
                                                                                  ==============   ==============

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

9.   Federal Income Taxes (continued)

     The change in net deferred income taxes in comprised of the following:

                                                                                                    December 31
                                                                                       2002             2001            Change
                                                                                  --------------   --------------   --------------
                                                                                                   (In Thousands)


     Total deferred tax assets                                                    $      70,328    $      63,290    $       7,038
     Total deferred tax liabilities                                                         231              481             (250)
                                                                                  --------------   --------------   --------------
     Net deferred tax asset                                                       $      70,097    $      62,809            7,288
                                                                                  ==============   ==============
     Tax effect of items in surplus:
       Unrealized gains (losses)                                                                                            2,278
                                                                                                                    --------------
     Change in net deferred income tax                                                                              $       9,566
                                                                                                                    ==============

     The provision for federal income taxes expense and change in deferred taxes differs from the amount obtained applying the statutory federal income tax rate to income (including capital losses) before income taxes for the following reasons:

                                                                                   Year ended
                                                                                   December 31,
                                                                                       2002
                                                                                  --------------
                                                                                  (In Thousands)


     Ordinary income                                                              $     108,357
     Capital losses                                                                     (48,154)
                                                                                  --------------
     Total pre-tax book income                                                    $      60,203
                                                                                  ==============

     Provision computed at statutory rate                                         $      21,071
     Audit settlement not provided for                                                    5,185
     Interest maintenance reserve                                                         2,606
     Nondeductible general expenses                                                          22
     Refinement of deferred tax balances                                                 (3,488)
     Other                                                                                    4
                                                                                 ---------------
     Total                                                                       $       25,400
                                                                                 ===============

     Federal income taxes incurred                                               $       34,966
     Change in net deferred income taxes                                                 (9,566)
                                                                                 ---------------
     Total statutory income taxes                                                $       25,400
                                                                                 ===============

     The amount of federal income taxes incurred that will be available for recoupment in the event of future net losses is $0 and $6,791,473 from 2002 and 2001, respectively.

     The Company has a recoverable of $6,561,673 at December 31, 2002 and had a payable of $17,114,498 at December 31, 2001 for federal income taxes under the intercompany tax sharing agreement.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

10.  Capital and Surplus

     Under Oklahoma insurance regulations, the Company is required to maintain a minimum total capital and surplus of $750,000. Additionally, the amount of dividends which can be paid by the Company to its stockholder without prior approval of the Oklahoma Insurance Department is limited to the greater of 10% of statutory surplus or the statutory net gain from operations.


11.  Fair Values of Financial Instruments

     Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts. The carrying amounts and fair values of the Company's financial instruments are summarized as follows:


                                                                                    December 31, 2002         December 31, 2001
                                                                                  --------------------------------------------------
                                                                                   Carrying       Fair       Carrying       Fair
                                                                                     Amount       Value        Amount       Value
                                                                                  -----------  -----------  -----------  -----------
                                                                                                    (In Thousands)


     Assets:
       Bonds                                                                      $6,116,495   $6,336,335   $5,285,956   $5,349,883
       Preferred stocks                                                                1,088        1,088          134          134
       Unaffiliated common stocks                                                          -            -           22           22
       Mortgage loans                                                              1,483,855    1,632,720    1,659,518    1,738,458
       Policy loans                                                                   32,454       32,454       32,732       32,732
       Derivative securities                                                           3,393     (137,177)       1,483      (53,788)
       Short-term investments                                                          5,650        5,650       84,678       84,678
       Cash                                                                            3,466        3,466       18,170       18,170
       Indebtedness from related parties                                                  25           25        3,945        3,945
       Receivable for securities                                                       2,873        2,873        4,268        4,268

     Liabilities:
       Individual and group annuities                                              6,775,875    6,621,753    6,339,976    6,218,709
       Deposit type contract                                                         246,501      258,945      232,745      247,377
       Indebtedness to related parties                                                22,147       22,147        6,548        6,548
       Payable for securities                                                              -            -      101,206      101,206


     The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

11.  Fair Values of Financial Instruments (continued)

          Cash and short-term investments:  The carrying amounts reported in the
          accompanying   balance   sheets   for  these   financial   instruments
          approximate their fair values.

          Fixed maturities and equity securities: The fair values for bonds, preferred stocks and common stocks, reported herein, are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, collateralized mortgage obligations and other mortgage derivative investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 0% and 15% over the total portfolio. Fair values determined on this basis can differ from values published by the NAIC Securities Valuation Office. Market value as determined by the NAIC as of December 31, 2002 and 2001 is $6,154,770,000 and $5,317,444,000,
          respectively.

          Mortgage loans: Estimated market values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

          Derivative financial instruments: Fair values for on-balance-sheet derivative financial instruments (caps, options and floors) and off-balance-sheet derivative financial instruments (swaps) are based on broker/dealer valuations or on internal discounted cash flow pricing models taking into account current cash flow assumptions and the counterparties' credit standing.

          Other investment-type insurance contracts: The fair values of the Company's deferred annuity contracts are estimated based on the cash surrender values. The carrying values of other policyholder liabilities, including immediate annuities, dividend accumulations, supplementary contracts without life contingencies, and premium deposits, approximate their fair values.

          The carrying value of all other financial instruments approximates their fair value.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

12.  Commitments and Contingencies

     The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of pending lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.

     The Company has committed to provide additional capital contributions of $42,012,000 in partnership investments at December 31, 2002.


13.  Financing Agreements

     The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which expires July 31, 2003, the Company can borrow up to $75,000,000 from the Bank. Interest on any borrowing accrues at an annual rate equal to: the cost of funds for the Bank for the period applicable for the advance plus 0.225% or a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $20,000 for the year ended December 31, 2002. At December 31, 2002, the Company had $0 payable to the Bank.

     The Company also maintains a revolving loan agreement with Bank of New York, New York (the "Bank"). Under this agreement, the Company can borrow up to $100,000,000 from the Bank. Interest on any of the Company borrowing accrues at an annual rate equal to: the cost of funds for the Bank for the period applicable for the advance plus 0.225% or a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $31,000 for the year ended December 31, 2002. At December 31, 2002, the Company had $0 payable to the Bank.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

14.  Related Party Transactions

     Affiliates

     Management and service contracts and all cost sharing arrangements with other affiliated ING US life insurance companies are allocated among companies in accordance with normal, generally accepted expense and cost allocation methods.

     Investment Management: The Company has entered into an investment advisory agreement and an administrative services agreement with ING Investment Management, LLC ("IIM") under which IIM provides the Company with investment management and asset liability management services. Total fees under the agreement were approximately $19,698,000 and $17,852,000 for the year ended December 31, 2002 and 2001, respectively.

     Inter-insurer Services Agreement: The Company has entered into a services agreement with certain of its affiliated insurance companies in the United States ("affiliated insurers") whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting and other services to each other. Net amounts received under these agreements were $31,437,000 and $19,154,000 for the year ended December 31, 2002 and 2001, respectively.

     Tax Sharing Agreements: The Company has entered into federal tax sharing agreements with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The Company has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax or other tax return on a consolidated, combined or unitary basis.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

15.  Guaranty Fund Assessments

     Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premiums companies collect in that state.

     The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (NOLHGA) and the amount of premiums written in each state. The Company reduces the accrual by credits allowed in some states to reduce future premium taxes by a portion of assessments in that state. The Company has estimated this liability to be $12,397,000 and 15,988,000 as of December 31, 2002 and 2001, respectively and has recorded a reserve. The Company has also recorded an asset of $2,451,000 and $5,447,000 as of December 31, 2002 and 2001, respectively, for future credits to premium taxes for assessments already paid.


16.  Regulatory Risk-Based Capital

     Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2002, USG Annuity & Life Company meets the RBC requirements.

                                                                    EXHIBIT 99.5

                          USG Annuity & Life Company
                         Balance Sheet - Statutory Basis
--------------------------------------------------------------------------------

                                                                                  September 30,
                                                                                      2003
                                                                                 (In Thousands)
                                                                                 --------------


Admitted assets Cash and invested assets:
    Bonds                                                                         $  6,118,513
    Preferred stocks                                                                     1,273
    Mortgage loans                                                                   1,494,360
    Real estate                                                                          3,743
    Policy loans                                                                        31,921
    Other invested assets                                                              102,237
    Cash and short-term investments                                                     38,475
                                                                                  -------------
Total cash and invested assets                                                       7,790,522

Deferred and uncollected premiums                                                          360
Accrued investment income                                                               77,796
Reinsurance balances recoverable                                                           597
Indebtedness from related parties                                                          384
Federal income tax recoverable                                                          39,903
Other assets                                                                             1,576
                                                                                  -------------
Total admitted assets                                                             $  7,911,138
                                                                                  =============
Liabilities and capital and surplus
Liabilities:
    Policy and contract liabilities:
      Life and annuity reserves                                                      6,863,230
      Deposit type contracts                                                           230,684
      Policyholders' funds                                                                  43
      Unpaid claims                                                                        957
                                                                                  -------------
    Total policy and contract liabilities                                            7,094,914

    Accounts payable and accrued expenses                                               41,931
    Indebtedness to related parties                                                     21,035
    Interest maintenance reserve                                                        33,230
    Contingency reserve                                                                     75
    Asset valuation reserve                                                             53,269
    Borrowed money                                                                     230,447
    Payable for securities                                                              83,330
                                                                                  -------------
    Total liabilities                                                                7,558,231

Capital and surplus:
    Common stock                                                                         2,500
    Additional paid-in capital                                                         316,963
    Unassigned surplus                                                                  33,444
                                                                                  -------------
Total capital and surplus                                                              352,907
                                                                                  -------------
Total liabilities and capital and surplus                                         $  7,911,138
                                                                                  =============

                           USG Annuity & Life Company
                   Statements of Operations - Statutory Basis
--------------------------------------------------------------------------------

                                                                                  Nine months ended September 30,
                                                                                        2003            2002
                                                                                  --------------   --------------
                                                                                          (In Thousands)


Premiums and other revenues:
  Life, annuity, and accident and health premiums                                 $     279,075    $   1,151,696
  Policy proceeds and dividends left on deposit                                           5,877            6,694
  Net investment income                                                                 346,810          411,994
  Amortization of interest maintenance reserve                                           (3,298)          (6,073)
  Commissions, expense allowances and reserve adjustments
    on reinsurance ceded                                                                 16,395           10,725
  Other income                                                                              203            9,108
                                                                                  --------------   --------------
Total premiums and other revenues                                                       645,062        1,584,144

Benefits paid or provided:
  Death benefits                                                                          3,933          110,810
  Annuity benefits                                                                      191,961          194,775
  Surrender benefits                                                                    389,140          435,457
  Interest on policy or contract funds                                                    4,541            5,111
  Other benefits                                                                              3                8
  Life contract withdrawals                                                               5,200            4,698
Change in life, annuity, and accident and health reserves                                 3,316          653,995
                                                                                  --------------   --------------
Total benefits paid or provided                                                         598,094        1,404,854

Insurance expenses:
  Commissions                                                                            50,487           71,220
  General expenses                                                                       24,408           23,635
  Insurance taxes, licenses and fees, excluding federal income taxes                      1,782              767
  Other                                                                                     (36)             933
                                                                                  --------------   --------------
Total insurance expenses                                                                 76,641           96,555
                                                                                  --------------   --------------
Gain (loss) from operations before federal income
  taxes and net realized capital losses                                                 (29,673)          82,735

Federal income taxes                                                                    (21,514)          35,765
                                                                                  --------------   --------------
Gain from operations before net realized capital losses                                  (8,159)          46,970

Net realized capital gains or (losses), net of income
  taxes 2003 - $14,234; 2002 - $0 and excluding net
  transfers to the interest maintenance reserve 2003 - $(9,764); 2002 - $0
                                                                                        (29,176)         (29,856)
                                                                                  --------------   --------------
Net income (loss)                                                                 $     (37,335)   $      17,114
                                                                                  ==============   ==============

                           USG Annuity & Life Company
         Statements of Changes in Capital and Surplus - Statutory Basis
--------------------------------------------------------------------------------

                                                                                  Nine months ended September 30,
                                                                                        2003            2002
                                                                                  --------------   --------------
                                                                                          (In Thousands)


Common stock:
  Balance at beginning and end of year                                            $       2,500    $       2,500

Paid-in and contributed surplus:
  Balance at beginning and end of year                                                  316,963          286,963

Unassigned surplus:
  Balance at beginning of year                                                           66,723           19,994
  Net income                                                                            (37,335)          17,114
  Change in net unrealized capital gains or losses                                        3,085           (8,420)
  Change in nonadmitted assets                                                            3,844           (7,012)
  Change in asset valuation reserve                                                      (2,635)          13,348
  Change in net deferred income tax                                                        (238)           8,456
  Other adjustments                                                                           -              344
                                                                                  --------------   --------------
  Balance at end of year                                                                 33,444           43,824

Total capital and surplus                                                         $     352,907    $     333,287
                                                                                  ==============   ==============

                           USG Annuity & Life Company
         Statements of Changes in Capital and Surplus - Statutory Basis
--------------------------------------------------------------------------------

                                                                                  Nine months ended September 30,
                                                                                        2003            2002
                                                                                  --------------   --------------
                                                                                          (In Thousands)


Operations
Premiums, policy proceeds, and other
  considerations received, net of reinsurance paid                                $     279,055    $   1,158,497
Net investment income received                                                          453,000          470,113
Commission and expense allowances received on reinsurance ceded                         (76,234)          10,725
Benefits paid                                                                          (597,706)        (766,933)
Insurance expenses paid                                                                       -          (87,379)
Federal income taxes (paid) received                                                     (7,368)         (41,719)
Net other (expenses) revenues                                                            23,350            7,774
                                                                                  --------------   --------------
Net cash provided by operations                                                          74,097          751,078

Investments
Proceeds from sales, maturities, or repayments of investments:
  Bonds                                                                               6,410,635        6,569,984
  Stocks                                                                                      -              357
  Mortgage loans                                                                        239,479          180,517
  Other invested assets                                                                   2,643            6,190
  Miscellaneous proceeds                                                                 86,405                -
  Net tax on capital gains                                                                    -            2,375
                                                                                  --------------   --------------
Net proceeds from sales, maturities, or repayments of investments                     6,739,162        6,759,423

Cost of investments acquired:
  Bonds                                                                               6,509,956        7,668,436
  Preferred stocks                                                                          185              142
  Mortgage loans                                                                        249,957           23,347
  Real estate                                                                             2,708                -
  Other invested assets                                                                   5,599           11,911
  Miscellaneous applications                                                             56,243                -
                                                                                  --------------   --------------
Total cost of investments acquired                                                    6,824,648        7,703,836

Net increase (decrease)  in policy loans                                                 (1,309)             441
                                                                                  --------------   --------------
Net cash used in investment activities                                                   86,876         (944,854)

Financing and miscellaneous activities
Cash provided (used):
  Borrowed money                                                                         45,998          147,060
  Net deposits on deposit-type contract funds                                           (15,814)         (28,233)
  Other sources                                                                          11,954          (11,699)
                                                                                  --------------   --------------
Net cash provided by financing and miscellaneous activities                              42,138          107,128

Net change in cash and short-term investments                                            29,359          (86,648)
Cash and short-term investments:
  Beginning of year                                                                       9,116          102,848
                                                                                  --------------   --------------
  End of year                                                                     $      38,475    $      16,200
                                                                                  ==============   ==============

                                                                    EXHIBIT 99.6


                         Report of Independent Auditors


Board of Directors and Stockholder
United Life & Annuity Insurance Company

We have audited the accompanying statutory basis balance sheets of United Life & Annuity Insurance Company ("the Company" and a wholly owned subsidiary of ING
America Insurance Holdings, Inc.) as of December 31, 2002 and 2001, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Iowa (Iowa Insurance Department), which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are described in
Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of United Life & Annuity Insurance Company at December 31, 2002 and 2001 or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of United Life & Annuity Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Iowa Insurance Department.

As discussed in Note 3 to the financial statements, in 2001 the Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Iowa Insurance Department.


                                                           /s/ Ernst & Young LLP

April 25, 2003

                     United Life & Annuity Insurance Company
                        Balance Sheets - Statutory Basis
--------------------------------------------------------------------------------

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                           (In Thousands)


Admitted assets Cash and invested assets:
     Bonds                                                                        $     608,870    $     673,753
     Common stocks                                                                           10              145
     Subsidiary                                                                              25               25
     Mortgage loans                                                                      34,829           31,004
     Real estate, properties held for sale                                                    -               37
     Policy loans                                                                           933            1,028
     Other invested assets                                                               13,908            8,323
     Cash and short-term investments                                                     14,741           18,299
                                                                                  --------------   --------------
Total cash and invested assets                                                          673,316          732,614

Deferred and uncollected premiums                                                           (30)               -
Accrued investment income                                                                 8,523           10,002
Reinsurance balances recoverable                                                            112                -
Indebtedness from related parties                                                             -               19
Federal income tax recoverable, including a deferred
   tax asset of $5,385                                                                    6,791            4,761
Separate account assets                                                                  64,410          103,520
Other assets                                                                                375              117
                                                                                  --------------   --------------
Total admitted assets                                                             $     753,497    $     851,033
                                                                                  ==============   ==============

                                        3

                     United Life & Annuity Insurance Company
                  Balance Sheets - Statutory Basis (continued)
--------------------------------------------------------------------------------

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                           (In Thousands)
                                                                                       except share amounts)


Liabilities and capital and surplus
Liabilities:
  Policy and contract liabilities:
     Life and annuity reserves                                                    $     586,755    $     655,796
     Deposit type contracts                                                              14,926           16,982
     Unpaid claims                                                                           25                -
                                                                                  --------------   --------------
  Total policy and contract liabilities                                                 601,706          672,778

     Interest maintenance reserve                                                           188                -
     Accounts payable and accrued expenses                                                1,485            2,369
     Indebtedness to related parties                                                      1,634              926
     Asset valuation reserve                                                              5,743            8,652
     Other liabilities                                                                   (2,875)          (3,851)
     Separate account liabilities                                                        64,410          103,520
                                                                                  --------------   --------------
Total liabilities                                                                       672,291          784,394

Capital and surplus:
   Common stock: authorized - 4,200,528 shares of $2.00 par
     value, 4,200,528 issued and outstanding                                              8,401            8,401
   Additional paid-in capital                                                            41,241           41,241
   Unassigned surplus                                                                    31,564           16,997
                                                                                  --------------   --------------
Total capital and surplus                                                                81,206           66,639
                                                                                  --------------   --------------
Total liabilities and capital and surplus                                         $     753,497    $     851,033
                                                                                  ==============   ==============

See accompanying notes - statutory basis.

                     United Life & Annuity Insurance Company
                   Statements of Operations - Statutory Basis
--------------------------------------------------------------------------------

                                                                                      Year ended December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                           (In Thousands)


Premiums and other revenues:
   Life, annuity, and accident and health premiums                                $       1,228    $       2,205
   Policy proceeds and dividends left on deposit                                            205              217
   Net investment income                                                                 44,256           55,342
   Amortization of interest maintenance reserve                                           1,656              922
   Commissions, expense allowances and reserve adjustments
      on reinsurance ceded                                                                  502              643
   Other income                                                                           1,598            4,052
                                                                                  --------------   --------------
Total premiums and other revenues                                                 $      49,445    $      63,381
                                                                                  ---------------  --------------
Benefits paid or provided:
   Annuity benefits                                                                      20,309           25,765
   Surrender benefits                                                                   100,443          150,071
   Interest on policy or contract funds                                                     598           (2,997)
   Other benefits                                                                            25                -
   Life contract withdrawals                                                              1,170              596
   Decrease in life, annuity, and accident and health reserves                          (69,041)        (112,483)
   Net transfers from separate accounts                                                 (17,382)         (18,868)
                                                                                  --------------   --------------
Total benefits paid or provided                                                          36,122           42,084

Insurance expenses:
   Commissions                                                                              611              695
   General expenses                                                                       1,877            3,649
   Insurance taxes, licenses and fees, excluding federal
     income taxes                                                                          (536)             231
   Other                                                                                      4              655
                                                                                  --------------   --------------
Total insurance expenses                                                                  1,956            5,230
                                                                                  --------------   --------------
                                                                                         38,078           47,314
                                                                                  --------------   --------------

                                        5

                     United Life & Annuity Insurance Company
             Statements of Operations - Statutory Basis (continued)
--------------------------------------------------------------------------------

                                                                                      Year ended December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                           (In Thousands)


Gain from operations before federal income taxes and net
   realized capital (losses) gains
                                                                                  $      11,367    $      16,067
Federal income taxes                                                                     (5,786)           3,039
                                                                                  --------------   --------------
Gain from operations before net realized capital (losses) gains                          17,153           13,028
Net realized capital (losses) gains net of income taxes 2002 -
  ($3,926), 2001 - $0 and excluding net transfers to the
  interest maintenance reserve 2002- ($2,310); 2001- ($5,545)                            (5,602)             333
                                                                                  --------------   --------------
Net income                                                                        $      11,551    $      13,361
                                                                                  ==============   ==============

See accompanying notes - statutory basis.

                     United Life & Annuity Insurance Company
          Statements of Changes in Capital and Surplus-Statutory Basis
--------------------------------------------------------------------------------

                                                                                      Year ended December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                           (In Thousands)


Common stock:
   Balance at beginning and end of year                                           $       8,401    $       8,401
                                                                                  --------------   --------------
Additional paid-in capital:
   Balance at beginning and end of year                                                  41,241           41,241
                                                                                  --------------   --------------
Unassigned surplus:
   Balance at beginning of year                                                          16,997             (226)
   Net income                                                                            11,551           13,361
   Change in net unrealized capital gains or losses                                      (1,396)           1,927
   Change in nonadmitted assets                                                          (5,406)           7,268
   Change in asset valuation reserve                                                      2,909           (1,277)
   Change in net deferred income tax                                                      7,388             (505)
   Change in accounting principle, net of tax                                                 -            1,528
   Other adjustments                                                                       (479)          (5,079)
                                                                                  --------------   --------------
   Balance at end of year                                                                31,564           16,997
                                                                                  --------------   --------------
Total capital and surplus                                                         $      81,206    $      66,639
                                                                                  ==============   ==============

See accompanying notes - statutory basis.

                     United Life & Annuity Insurance Company
                   Statements of Cash Flows - Statutory Basis
--------------------------------------------------------------------------------

                                                                                      Year ended December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                           (In Thousands)


Operations
Premiums, policy proceeds, and other considerations received,
  net of reinsurance paid                                                         $       1,424    $         715
Net investment income received                                                           47,009           55,810
Commission and expense allowances received on reinsurance ceded                              27              643
Benefits paid                                                                          (125,136)        (173,108)
Net transfers from separate accounts                                                     19,650           21,767
Insurance expenses paid                                                                  (2,613)          (4,891)
Federal income taxes received (paid)                                                      1,697           (6,898)
Other revenues in excess of expenses                                                      1,252            1,593
                                                                                  --------------   --------------
Net cash used in operations                                                             (56,690)        (104,369)

Investments
Proceeds from sales, maturities, or repayments of investments:
   Bonds                                                                                697,696          509,231
   Common stocks                                                                              -              121
   Mortgage loans                                                                         3,117           10,319
   Real estate                                                                               53                -
   Other invested assets                                                                     82              139
   Net losses on cash & short term investments                                             (262)            (150)
   Miscellaneous proceeds                                                                   607             (296)
                                                                                  --------------   --------------
Net proceeds from sales, maturities, or repayment of investments                        701,293          519,364

Cost of investments acquired:
   Bonds                                                                                632,726          407,492
   Mortgage loans                                                                         7,078           13,140
   Real estate                                                                                -              280
   Other invested assets                                                                    229              528
   Miscellaneous applications                                                             9,273                -
                                                                                  --------------   --------------
Total cost of investments acquired                                                      649,306          421,440

Net decrease in policy loans                                                                 95              734
                                                                                  --------------   --------------
Net cash provided by investment activities                                        $      52,082    $      98,658


                     United Life & Annuity Insurance Company
             Statements of Cash Flows - Statutory Basis (continued)
--------------------------------------------------------------------------------

                                                                                      Year ended December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                           (In Thousands)


Financing and miscellaneous activities
Cash provided:
   Capital and surplus paid-in                                                    $           -    $       1,528
   Borrowed money                                                                             -                4
   Net deposits on deposit-type contract funds                                           (2,938)          (5,592)
   Other sources                                                                          3,988           16,762
                                                                                  --------------   --------------
Net cash provided by financing and miscellaneous activities                               1,050           12,702
                                                                                  --------------   --------------
Net (decrease) increase in cash and short-term investments                               (3,558)           6,991
Cash and short-term investments:
   Beginning of year                                                                     18,299           11,308
                                                                                  --------------   --------------
   End of year                                                                    $      14,741    $      18,299
                                                                                  ==============   ==============

See accompanying notes - statutory basis.

                     United Life & Annuity Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies

     United Life & Annuity Insurance Company (the Company) is domiciled in Iowa and is a wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"). The primary insurance products offered by the Company are annuity related. The Company also offers life and health insurance products, however all life and health business is ceded to other insurers. The Company is presently licensed in 47 states, the District of Columbia and Puerto Rico.

     The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

     Basis of Presentation

     The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Iowa (Iowa Insurance Department), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The most significant variances from GAAP are as follows:

     Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder's equity for those designated as available-for-sale.

     Investments in real estate are reported net of related obligations rather than on a gross basis as under GAAP. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Basis of Presentation (continued)

     The Company invests in structured securities including mortgage-backed securities/collateralized mortgage obligations, asset-backed securities, collateralized debt obligations, and commercial mortgage-backed securities. For these structured securities, management compares the undiscounted cash flows to the carrying value. An other than temporary impairment is considered to have occurred when the undiscounted cash flows are less than the carrying value. For structured securities, when a negative yield results from a revaluation based on new prepayment assumptions (i.e., undiscounted cash flows are less than current book value), an other than temporary impairment is considered to have occurred and the asset is written down to the value of the undiscounted cash flows. For GAAP, assets are re-evaluated based on the discounted cash flows using a current market rate. Impairments are recognized when there has been an adverse change in cash flows and the fair value is less than book. The asset is then written down to fair value.

     When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss accounted for as a realized loss.

     Valuation Reserves: The asset valuation reserve ("AVR") is determined by an NAIC-prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

     Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral is reported as the interest maintenance reserve
     (IMR) in the accompanying balance sheets.

     Realized gains and losses on investments are reported in operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines is charged to income.

     Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Basis of Presentation (continued)

     The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

     Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

     Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

     Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

     Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners' Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Basis of Presentation (continued)

     Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the
     treaty  be  recorded  as  an  offsetting   liability  and  charged  against
     unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

     Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

     Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

     Subsidiary: The accounts and operations of the Company's subsidiary are not consolidated with the accounts and operations of the Company as would be required under GAAP.

     Nonadmitted Assets: Certain assets designated as "nonadmitted," principally deferred federal income tax assets, disallowed interest maintenance reserves, non-operating software, past-due agents' balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

     Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Basis of Presentation (continued)

     Deferred Income Taxes Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are non-admitted.
     Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

     Statements of Cash Flows: Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

     Reconciliation to GAAP

     The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

     Other significant accounting practices are as follows:

     Investments

     Bonds,   preferred  stocks,  common  stocks,   short-term  investments  and
     derivative instruments are stated at values prescribed by the NAIC, as follows:

          Bonds not backed by other loans are principally stated at amortized cost using the interest method.

          Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher-risk asset backed securities, which are valued using the prospective method.

          Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/(losses) are reported in unassigned surplus along with adjustment for federal income taxes.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Investments (continued)

          The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of the time and the extent to which the market value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amount due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

          In addition, the Company invests in structured securities including mortgage-backed securities/collateralized mortgage obligations, asset-backed securities, collateralized debt obligations, and commercial mortgage-backed securities. For these structured securities, management compares the undiscounted cash flows to the carrying value. An other than temporary impairment is considered to have occurred when the undiscounted cash flows are less than the carrying value.

          When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss accounted for as a realized loss.

          The Company's noninsurance subsidiary is carried at cost.

          Mortgage loans are reported at amortized cost, less allowance for impairments.

          Policy loans are reported at unpaid principal balances.

          Real  estate  is  reported  at  depreciated   cost.   Depreciation  is
          calculated on a straight-line basis over the estimated useful lives of the properties.

          Short-term investments are reported at amortized cost. Short-term investments include investments with maturities of less than one year at the date of acquisition.

          Other invested assets are reported at amortized cost using the effective interest method. Other invested assets primarily consist of joint ventures and partnership interests.

          Realized capital gains and losses are determined using the specific identification basis.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Aggregate Reserve for Life Policies and Contracts

     Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 3.00% to 10.00%.

     The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company's practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

     The methods used in valuation of substandard policies are as follows:

          For life, endowment and term policies issued substandard, the standard reserve during the premium-paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

          For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

     For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

     The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The tabular interest of funds not involving life contingencies is calculated as the current year reserves, plus payments, less prior year reserves, less funds added.

     Reinsurance

     Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contract and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Nonadmitted Assets

     Nonadmitted assets are summarized as follows:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                           (In Thousands)
                                                                                       except share amounts)


     Deferred federal income taxes                                                $      12,176    $       5,639
     Agents' debit balances                                                                  22               37
     Disallowed Interest Maintenance Reserves                                                 -              466
     Other                                                                                  180              830
                                                                                  --------------   --------------
     Total nonadmitted assets                                                     $      12,378    $       6,972
                                                                                  ==============   ==============

     Changes in nonadmitted assets are generally reported directly in surplus as an increase or decrease in nonadmitted assets. Certain changes are reported directly in surplus as a change in unrealized capital gains or losses.

     Claims and Claims Adjustment Expenses

     Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2002. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claims payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company's obligations for claims incurred but unpaid as of December 31, 2002.

     Cash Flow Information

     Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments (with a maturity of less than one year at date of acquisition).

     The Company borrowed $91,220,000 and repaid $91,220,000 in 2002 and borrowed $28,650,000 and repaid $28,650,000 during 2001. These borrowings were on a short-term basis, at an interest rate that approximated current money market rates and exclude borrowings from reverse dollar repurchase transactions. Interest paid on borrowed money was $13,000 and $14,000 during 2002 and 2001, respectively.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Separate Accounts

     Separate account assets and liabilities held by the Company represent funds held for the benefit of the Company's variable annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders' account values. The assets and liabilities of these accounts are carried at fair value.

     Reserves related to the Company's mortality risk associated with these policies are included in annuity reserves. The operations of the separate accounts are not included in the accompanying statements of operations.

     Reclassifications

     Certain prior year amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2002 financial statement presentation.


2.   Permitted Statutory Basis Accounting Practices

     The  financial  statements  of the  Company are  presented  on the basis of
     accounting   practices  prescribed  or  permitted  by  the  Iowa  Insurance
     Department. The Iowa Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under the Iowa Insurance Laws. The National Association of Insurance Commissioners' (NAIC) Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Iowa . The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

     The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Iowa Department of Insurance. As of December 31, 2002 and 2001, the Company had no such permitted accounting practices.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

3.   Accounting Changes and Corrections of Errors

     The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Iowa.
     Effective January 1, 2001, the State of Iowa required that insurance companies domiciled in the State of Iowa prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Iowa insurance commissioner.

     Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.

     As a result of these changes,  the Company  reported a change of accounting
     principle,   as  an  adjustment  that  increased   unassigned  surplus,  by
     $1,528,000 as of January 1, 2001.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

4.   Investments

     The amortized cost and fair value of bonds and equity securities are as follows:


                                                                                                  Gross       Gross
                                                                                  Amortized    Unrealized   Unrealized     Fair
                                                                                     Cost         Gains       Losses       Value
                                                                                  ----------   ----------   ----------   ----------
                                                                                                   (In Thousands)


     At December 31, 2002:
     U.S. Treasury securities and obligations of U.S. government
       corporations and agencies                                                  $ 112,154    $   3,593    $       -    $ 115,747
     States, municipalities, and political subdivisions                                 452           39            -          491
     Public utilities securities                                                     22,776          853          780       22,849
     Corporate securities                                                           288,160       12,781        1,452      299,489
     Mortgage-backed securities                                                     128,750        6,063        1,149      133,664
     Other structured securities                                                     32,357          330        6,202       26,485
     Commercial mortgage-backed securities                                           24,221        1,465           62       25,624
                                                                                  ----------   ----------   ----------   ----------
     Total fixed maturities                                                         608,870       25,124        9,645      624,349
     Common stocks                                                                       20            8           18           10
                                                                                  ----------   ----------   ----------   ----------
     Total equity securities                                                             20            8           18           10
                                                                                  ----------   ----------   ----------   ----------
     Total                                                                        $ 608,890    $  25,132    $   9,663    $ 624,359
                                                                                  ==========   ==========   ==========   ==========



     At December 31, 2001:
     U.S. Treasury securities and obligations of U.S. government
       corporations and agencies                                                  $  83,712    $   1,013    $     662    $  84,063
     States, municipalities, and political subdivisions                                 430           22            -          452
     Public utilities securities                                                      1,392           58            -        1,450
     Corporate securities                                                           336,745       10,010        4,478      342,277
     Mortgage-backed securities                                                     184,916        6,257        2,031      189,142
     Other structured securities                                                     43,242          370        6,608       37,004
     Commercial mortgage-backed securities                                           23,381          211        1,815       21,777
                                                                                  ----------   ----------   ----------   ----------
     Total fixed maturities                                                         673,818       17,941       15,594      676,165
     Common stocks                                                                       67          120           42          145
                                                                                  ----------   ----------   ----------   ----------
     Total equity securities                                                             67          120           42          145
                                                                                  ----------   ----------   ----------   ----------
     Total                                                                        $ 673,885    $  18,061    $  15,636    $ 676,310
                                                                                  ==========   ==========   ==========   ==========

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

4.   Investments (continued)

     The amortized cost and fair value of investments in bonds at December 31, 2002, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                    Amortized           Fair
                                                                                       Cost             Value
                                                                                  --------------   --------------
                                                                                          (In Thousands)

     December 31, 2002
     Maturity:
       Due in 1 year or less                                                      $      45,649    $      46,347
       Due after 1 year through 5 years                                                 176,154          184,182
       Due after 5 years through 10 years                                               138,555          143,770
       Due after 10 years                                                                63,184           64,277
                                                                                  --------------   --------------
                                                                                        423,542          438,576
     Mortgage-backed securities                                                         128,750          133,664
     Other structured securities                                                         32,357           26,485
     Commercial mortgage-backed securities                                               24,221           25,624
                                                                                  --------------   --------------
     Total                                                                        $     608,870    $     624,349
                                                                                  ==============   ==============

     At December 31, 2002, investments in certificates of deposit and bonds, with an admitted asset value of $23,570,000, were on deposit with state insurance departments to satisfy regulatory requirements.

     Reconciliation of bonds from amortized cost to carrying value as of December 31, 2002 and 2001 is as follows:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                           (In Thousands)


     Amortized cost                                                               $     608,870    $     673,818
     Less nonadmitted bonds                                                                   -               65
                                                                                  --------------   --------------
     Carrying value                                                               $     608,870    $     673,753
                                                                                  ==============   ==============

     Proceeds from the sales of investments in bonds and other fixed maturity interest securities were $578,426,000 and $340,168,000 in 2002 and 2001, respectively. Gross gains of $14,407,000 and $9,174,000 and gross losses of $12,961,000 and $4,778,000 during 2002 and 2001, respectively, were realized on those sales. A portion of the gains realized in 2002 and 2001 has been deferred to future periods in the interest maintenance reserve.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

4.   Investments (continued)

     Major categories of net investment income are summarized as follows:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                           (In Thousands)


     Income:
       Bonds                                                                      $      42,754    $      53,574
       Mortgage loans                                                                     2,617            2,683
       Policy loans                                                                          27                7
       Company-occupied property                                                              -               40
       Other                                                                                635              979
                                                                                  --------------   --------------
     Total investment income                                                             46,033           57,283

     Investment expenses                                                                  1,777            1,941
                                                                                  --------------   --------------
     Net investment income                                                        $      44,256    $      55,342
                                                                                  ==============   ==============

     As part of its overall investment strategy, the Company has entered into agreements to purchase securities as follows:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                           (In Thousands)


     Investment purchase commitments                                              $         558    $       3,182
                                                                                  ==============   ==============


     The maximum and minimum lending rates for long-term mortgage loans during 2002 were 7.13% and 3.04%. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

     The maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 57.0% on commercial properties. As of December 31, 2002, the Company held no mortgages with interest more than 180 days overdue.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

5.   Concentrations of Credit Risk

     The Company held less-than-investment-grade bonds with an aggregate book value of $40,723,000 and $65,103,000 and with an aggregate market value of $40,582,000 and $60,181,000 at December 31, 2002 and 2001, respectively.
     Those holdings amounted to 6.69% of the Company's investments in bonds and 5.40% of total admitted assets at December 31, 2002. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

     The Company held unrated bonds of $17,624,000 and $17,683,000 with an aggregate NAIC market value of $17,726,000 and $17,206,000 at December 31, 2002 and 2001, respectively. The carrying value of these holdings amounted to 2.89% of the Company's investment in bonds and 2.34% of the Company's total admitted assets at December 31, 2002.

     At December 31, 2002, the Company's commercial mortgages involved a concentration of properties located in California (50%) and Pennsylvania (14%). The remaining commercial mortgages relate to properties located in 10 other states. The portfolio is well diversified; covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $6,430,000.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

6.   Annuity Reserves

     At December 31, 2002 and 2001, the Company's annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:



                                                                                         December 31, 2002
                                                                                      Amount           Percent
                                                                                  --------------   --------------
                                                                                           (In Thousands)


     Subject to discretionary withdrawal (with adjustment):
       With market value adjustment                                               $         890           - %
       At book value less surrender charge                                               94,326          14
       At fair value                                                                     61,499           9
                                                                                  --------------   --------------
     Subtotal                                                                           156,715          23
     Subject to discretionary withdrawal (without adjustment)
       at book value with minimal or no charge or adjustment                            482,267          73
     Not subject to discretionary withdrawal                                             25,543           4
                                                                                  --------------   --------------
     Total annuity reserves and deposit fund liabilities
       before reinsurance                                                               664,525         100 %
                                                                                                   ==============
     Less reinsurance ceded                                                               1,925
                                                                                  --------------
     Net annuity reserves and deposit fund liabilities                            $     662,600
                                                                                  ==============



                                                                                         December 31, 2001
                                                                                      Amount           Percent
                                                                                  --------------   --------------
                                                                                           (In Thousands)
     Subject to discretionary withdrawal (with adjustment):
       With market value adjustment                                               $         701           - %
       At book value less surrender charge                                              130,812          17
       At fair value                                                                     98,449          13
                                                                                  --------------   --------------
     Subtotal                                                                           229,962          30
     Subject to discretionary withdrawal (without adjustment)
       at book value with minimal or no charge or adjustment                            515,134          66
     Not subject to discretionary withdrawal                                             28,311           4
                                                                                  --------------   --------------
     Total annuity reserves and deposit fund liabilities
        before reinsurance                                                              773,407         100 %
                                                                                                   ==============
        Less reinsurance ceded                                                            2,391
                                                                                  --------------
     Net annuity reserves and deposit fund liabilities                            $     771,016
                                                                                  ==============

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

7.   Separate Accounts

     Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company's variable life and annuity policy and contract holders who bear all the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders' account values. The assets of these accounts are carried at fair value.

     Premiums, deposits, and other considerations received for the years ended December 31, 2002 and 2001 were $408,000 and $1,022,000, respectively.

     A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                           (In Thousands)


     Transfers as reported in the summary of operations
       of the Separate Accounts Statement:
         Transfers to separate accounts                                           $         408    $       1,022
         Transfers from separate accounts                                                17,790           19,908
                                                                                  --------------   --------------
     Net transfers from separate accounts                                               (17,382)         (18,886)

     Reconciling adjustments:
       Miscellaneous transfers                                                                -               18
                                                                                  --------------   --------------
     Transfers as reported in the Statement of Operations                         $     (17,382)   $     (18,868)
                                                                                  ==============   ==============
     Reserves for separate accounts by withdrawal characteristics:

       Subject to discretionary withdrawal:
         With market value adjustment                                             $           -    $           -
         At book value without market value adjustment less current
           surrender charge of 5% or more                                                     -                -
         At market value                                                                 61,500           98,450
         At book value without market value adjustment less current
           surrender charge of less than 5%                                                   -                -
                                                                                  --------------   --------------
     Subtotal                                                                            61,500           98,450

     Not subject to discretionary withdrawal                                                  -                -
                                                                                  --------------   --------------
     Total separate account liabilities                                           $      61,500    $      98,450
                                                                                  ==============   ==============

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

8.   Reinsurance

     The Company is involved in ceded reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

     The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                           (In Thousands)


     Premiums                                                                     $       2,832    $       3,090
     Benefits paid or provided                                                            6,101            6,440
     Policy and contract liabilities at year end                                         91,095           92,451



9.   Federal Income Taxes

     The Company files a separate Federal income tax return.

     Significant components of income taxes incurred as of December 31 are:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                           (In Thousands)


     Current income taxes incurred for the year ended December 31, consist of the following major components:
         Federal tax on operations                                                $      (5,786)   $       3,039
         Federal tax on capital gains                                                     3,926                -
         Capital loss on carryovers utilized                                               (675)               -
                                                                                  --------------   --------------
     Total current taxes incurred                                                 $      (2,535)   $       3,039
                                                                                  ==============   ==============

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

9.   Federal Income Taxes (continued)

     The components of deferred tax assets and deferred tax liabilities as of December 31 are as follows:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                           (In Thousands)


     Deferred tax assets resulting from book/tax differences in:
       Deferred acquisition costs                                                 $       1,096    $       1,304
       Insurance reserves                                                                   113            1,324
       Investments                                                                        3,270                -
       Capital loss carry forward                                                         3,445            6,282
       Present value of insurance in force                                                8,751                -
       Unrealized loss on investments                                                     1,019                5
       Other                                                                                725              538
                                                                                  --------------   --------------
     Total deferred tax assets                                                           18,419            9,453

     Deferred tax assets nonadmitted                                                     12,175            5,640
                                                                                  --------------   --------------
     Admitted deferred tax assets                                                 $       6,244    $       3,813
                                                                                  ==============   ==============
     Deferred tax liabilities resulting from book/tax differences in:
       Investments                                                                $         725    $         295
       Other                                                                                134                -
                                                                                  --------------   --------------
     Total deferred tax liabilities                                                         859              295
                                                                                  --------------   --------------
     Net admitted deferred tax asset                                              $       5,385    $       3,518
                                                                                  ==============   ==============

     The change in net deferred income taxes is comprised of the following:


                                                                                                   December 31
                                                                                       2002             2001            Change
                                                                                  --------------   --------------   --------------
                                                                                                   (In Thousands)


     Total deferred tax assets                                                    $      18,419    $       9,453    $       8,966
     Total deferred tax liabilities                                                         859              295              564
                                                                                  --------------   --------------   --------------
     Net deferred tax asset                                                       $      17,560    $       9,158            8,402
                                                                                  ==============   ==============
     Tax effect of items in surplus:
       Nonadmitted assets                                                                                                     241
       Unrealized losses                                                                                                   (1,014)
                                                                                                                    --------------
     Change in net deferred income tax                                                                              $       7,629
                                                                                                                    ==============

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

9.   Federal Income Taxes (continued)

     The provision for federal income taxes expense and change in deferred taxes differs from the amount obtained by applying the statutory Federal income tax rate to income (including capital losses) before income taxes for the following reasons:



                                                                                    Year ended
                                                                                    December 31,
                                                                                        2002
                                                                                  --------------
     Ordinary income                                                              $      11,367
     Capital gains                                                                          634
                                                                                  --------------
     Total pre-tax book income                                                    $      12,001
                                                                                  ==============
     Provision computed at statutory rate                                         $       4,200
     Refinement of deferred tax balances                                                (14,813)
     Interest maintenance reserve                                                          (579)
     Other                                                                                1,028
                                                                                  --------------
     Total                                                                        $     (10,164)
                                                                                  ==============

     Federal income taxes incurred                                                $      (2,535)
     Change in net deferred income taxes                                                 (7,629)
                                                                                  --------------
     Total statutory income taxes                                                 $     (10,164)
                                                                                  ==============

     The amount of federal income taxes incurred that will be available for recoupment in the event of future net losses is $1,285,000 and $1,366,000 from 2002 and 2001 respectively.

     The Company has a recoverable of $1,406,000 at December 31, 2002 and $3,976,000 at December 31, 2001 from the United States Treasury for federal income taxes.

     The Company has capital loss carry forwards, which expire as follows:

                       Expiration Year       Amount
                       ---------------  ----------------
                             2005       $     9,844,000

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

10.  Investment in and Advances to Subsidiaries

     The Company has one wholly owned noninsurance subsidiary at December 31, 2002, United Variable Services, Inc.

     Amounts invested in and advanced to the Company's subsidiary is summarized as follows:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                           (In Thousands)


     Common stock (cost-$25,000 in 2002 and 2001)                                 $          25    $          25
     (Payable) receivable from subsidiary                                                     -                -


11.  Capital and Surplus

     Under Iowa insurance regulations, the Company is required to maintain a minimum total capital and surplus of $7,806,000. Additionally, the amount of dividends which can be paid by the Company to its stockholder without prior approval of the Iowa Insurance Department is limited to the greater of 10% of statutory surplus or the statutory net gain from operations.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

12.  Fair Values of Financial Instruments

     Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts. The carrying amounts and fair values of the Company's financial instruments are summarized as follows:



                                                                                                     December 31
                                                                                            2002                      2001
                                                                                  -----------------------   -----------------------
                                                                                   Carrying      Fair       Carrying       Fair
                                                                                    Amount       Value        Amount       Value
                                                                                  ----------   ----------   ----------   ----------
                                                                                                   (In Thousands)


     Assets:
       Bonds                                                                      $ 608,870    $ 624,349    $ 673,753    $ 676,101
       Unaffiliated common stocks                                                        10           10          145          145
       Mortgage loans                                                                34,829       39,729       31,004       29,900
       Policy loans                                                                     933          933        1,028        1,028
       Short-term investments                                                        14,450       14,450        4,000        4,000
       Cash                                                                             291          291       14,299       14,299
       Indebtedness from related parties                                                  -            -           19           19
       Separate account assets                                                       64,410       64,410      103,520      103,520
       Receivable for securities                                                      8,308        8,308          476          476

     Liabilities:
       Individual and group annuities                                               578,170      575,913      646,841      675,314
       Deposit type contract                                                         14,926       14,939       16,982       17,907
       Indebtedness to related parties                                                1,634        1,634          926          926
       Separate account liabilities                                                  64,410       64,410      103,520      103,520
       Payable for securities                                                             -            -        1,000        1,000


     The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

          Cash and short-term investments:  The carrying amounts reported in the
          accompanying   balance   sheets   for  these   financial   instruments
          approximate their fair values.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

12.  Fair Values of Financial Instruments (continued)

          Fixed maturities and equity securities: The fair values for bonds and common stocks, reported herein, are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, collateralized mortgage obligations and other mortgage derivative investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 2% and 15% over the total portfolio. Fair values determined on this basis can differ from values published by the NAIC Securities Valuation Office. Market value as determined by the NAIC as of December 31, 2002 and 2001 is $611,948,000 and $676,788,000, respectively.

          Mortgage loans: Estimated market values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

          Other investment-type insurance contracts: The fair values of the Company's deferred annuity contracts are estimated based on the cash surrender values. The carrying values of other policyholder liabilities, including immediate annuities, dividend accumulations, supplementary contracts without life contingencies, and premium deposits, approximate their fair values.

          The carrying value of all other financial instruments approximates their fair value.


13.  Commitments and Contingencies

     The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of pending lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

14.  Financing Agreements

     The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which expires July 31, 2003, the Company can borrow up to $75,000,000 from the Bank. Interest on any borrowing accrues at an annual rate equal to the cost of funds for the Bank for the period applicable for the advance plus 0.225% or a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $3,000 for the year ended December 31, 2002. At December 31, 2002, the Company had $0 payable to the Bank.

     The Company also maintains a revolving loan agreement with Bank of New York, New York (the "Bank"). Under this agreement, the Company can borrow up to $50,000,000 from the Bank. Interest on any of the Company borrowing accrues at an annual rate equal to: the cost of funds for the Bank for the period applicable for the advance plus 0.225% or a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred no interest expense for the year ended December 31, 2002. At December 31, 2002, the Company had $0 payable to the Bank.


15.  Related Party Transactions

     Affiliates

     Management and service contracts and all cost sharing arrangements with other affiliated ING US life insurance companies are allocated among companies in accordance with normal, generally accepted expense and cost allocation methods.

     Investment Management: The Company has entered into an investment advisory agreement and an administrative services agreement with ING Investment Management, LLC ("IIM") under which IIM provides the Company with investment management and asset liability management services. Total fees under this agreement were approximately $1,617,000 and $1,287,000 for the year ended December 31, 2002 and 2001, respectively.

     Inter-insurer Services Agreement: The Company has entered into a services agreement with certain of its affiliated insurance companies in the United States ("affiliated insurers") whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting and other services to each other. Net amounts paid under these agreements were $384,000 and $816,000 for the year ended December 31, 2002 and 2001, respectively.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

15.  Related Party Transactions (continued)

     Reciprocal Loan Agreement: The Company has entered into a reciprocal or revolving loan agreement with ING America Insurance Holdings, Inc. ("ING AIH") a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires April 1, 2011, the Company and ING AIH can borrow up to $22,400,000 from one another. Interest on any borrowing is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at the rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, the company incurred interest expense of $10,000 and interest income of $40,000 for the year ended December 31, 2002. At December 31, 2002, the company had $0 payable to ING AIH and $0 receivable from ING AIH.


16.  Guaranty Fund Assessments

     Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premiums companies collect in that state.

     The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (NOLHGA) and the amount of premiums written in each state. The Company reduces the accrual by credits allowed in some states to reduce future premium taxes by a portion of assessments in that state. The Company has estimated this liability to be $474,000 and $474,000 as of December 31, 2002 and 2001, respectively and has recorded a reserve. The Company has also recorded an asset of $351,000 and $95,000 as of December 31, 2002 and 2001,
     respectively, for future credits to premium taxes for assessments already paid.


17.  Regulatory Risk-Based Capital

     Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2002, the Company meets the RBC requirements.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

18.  Reconciliation to the Annual Statement

     Subsequent to the filing of the 2001 Annual Statement, the Company discovered adjustments that were recorded in the 2001 audited financial statement but not the 2001 Annual Statement. During 2002, the Company corrected these adjustments in its Summary of Operations in the 2002 Annual Statement. As a result, the differences below exist between the 2002 Annual Statement and the accompanying statutory basis financial statements:


                                                                                                    Capital and
                                                                                    Net Income         Surplus
                                                                                  --------------   --------------
                                                                                           (In Thousands)

     Amounts as reported in the 2002 Annual Statement                             $       8,817    $      82,852
     Capital gains tax                                                                   (1,935)               -
     Mortgage loan income                                                                   198                -
     Federal income taxes                                                                 4,471                -
     Asset valuation reserve                                                                  -           (1,646)
                                                                                  --------------   --------------
                                                                                  $      11,551    $      81,206
                                                                                  ==============   ==============

     At December 31, 2001, differences in amounts reported in the 2001 Annual Statement, as revised, and amounts in the accompanying statutory-basis financial statements are due to the following:


                                                                                                    Capital and
                                                                                    Net Income         Surplus
                                                                                  --------------   --------------
                                                                                           (In Thousands)

     Amounts as reported in the 2001 Annual Statement                             $      11,058    $      67,443
     Capital gains tax benefit                                                            1,935            1,935
     Mortgage loan income                                                                   368             (198)
     Deferred tax asset                                                                       -            1,930
     Federal income tax recoverable                                                           -           (4,471)
                                                                                  --------------   --------------
                                                                                  $      13,361    $      66,639
                                                                                  ==============   ==============

                                                                    Exhibit 99.7

                     United Life & Annuity Insurance Company
                         Balance Sheet - Statutory Basis
--------------------------------------------------------------------------------

                                                                                   September 30,
                                                                                       2003
                                                                                  --------------
                                                                                  (In Thousands)


Admitted assets
Cash and invested assets:
  Bonds                                                                           $     595,547
  Common stocks                                                                               2
  Subsidiaries                                                                               25
  Mortgage loans                                                                         38,032
  Policy loans                                                                              930
  Other invested assets                                                                  20,530
  Cash and short-term investments                                                         1,944
                                                                                  --------------
Total cash and invested assets                                                          657,010
Deferred and uncollected premiums                                                           (27)
Accrued investment income                                                                 7,021
Reinsurance balances recoverable                                                             53
Federal income tax recoverable                                                            1,709
Net deferred tax asset                                                                    2,805
Separate account assets                                                                  60,745
Other assets                                                                                 90
                                                                                  --------------
Total admitted assets                                                             $     729,406
                                                                                  ==============

Liabilities and capital and surplus
Liabilities:
  Policy and contract liabilities:
    Life and annuity reserves                                                           556,238
    Deposit type contracts                                                               13,959
                                                                                  --------------
  Total policy and contract liabilities                                                 570,197

  Accounts payable and accrued expenses                                                   1,434
  Indebtedness to related parties                                                         1,219
  Interest maintenance reserve                                                            5,262
  Asset valuation reserve                                                                 5,018
  Other liabilities                                                                      11,344
  Separate account liabilities                                                           60,745
                                                                                  --------------
Total liabilities                                                                       655,219

Capital and surplus:
  Common stock                                                                            8,401
  Additional paid-in capital                                                             41,241
  Unassigned surplus                                                                     24,545
                                                                                  --------------
Total capital and surplus                                                                74,187
                                                                                  --------------
Total liabilities and capital and surplus                                         $     729,406
                                                                                  ==============

                     United Life & Annuity Insurance Company
                   Statements of Operations - Statutory Basis
--------------------------------------------------------------------------------

                                                                                  Nine months ended September 30,
                                                                                       2003            2002
                                                                                  --------------  --------------
                                                                                          (In Thousands)


Premiums and other revenues:
  Life, annuity, and accident and health premiums                                 $       1,469   $       1,027
  Policy proceeds and dividends left on deposit                                             462             179
  Net investment income                                                                  26,962          33,648
  Amortization of interest maintenance reserve                                            1,498             990
  Commissions, expense allowances and reserve adjustments
    on reinsurance ceded                                                                    286             374
  Other income                                                                              887           2,064
                                                                                  --------------  --------------
Total premiums and other revenues                                                        31,564          38,282

Benefits paid or provided:
  Annuity benefits                                                                       15,542          16,562
  Surrender benefits                                                                     49,821          82,125
  Interest on policy or contract funds                                                       55             497
  Other benefits                                                                            (25)              -
  Life contract withdrawals                                                                 877             887
Change in life, annuity, and accident and health reserves                               (30,518)        (57,279)
Net transfers to separate accounts                                                      (10,229)        (13,329)
                                                                                  --------------  --------------
Total benefits paid or provided                                                          25,523          29,463

Insurance expenses:
  Commissions                                                                               426             443
  General expenses                                                                        1,940           1,556
  Insurance taxes, licenses and fees, excluding federal
    income taxes                                                                            337              43
                                                                                  --------------  --------------
Total insurance expenses                                                                  2,703           2,042
                                                                                  --------------  --------------
Gain (loss) from operations before federal income
  taxes and net realized capital losses                                                   3,338           6,777

Federal income taxes                                                                     (1,298)         (1,873)
                                                                                  --------------  --------------
Gain from operations before net realized capital losses                                   4,636           8,650

Net realized capital gains or (losses), net of income
  taxes 2003 - $0; 2002 - $1,992 and excluding net transfers
  to the interest maintenance reserve 2003 - $0; 2002 - $3,003                            2,862          (6,482)
                                                                                  --------------  --------------
Net income (loss)                                                                 $       7,498   $       2,168
                                                                                  ==============  ==============

                     United Life & Annuity Insurance Company
         Statements of Changes in Capital and Surplus - Statutory Basis
--------------------------------------------------------------------------------

                                                                                  Nine months ended September 30,
                                                                                       2003            2002
                                                                                  --------------  --------------
                                                                                          (In Thousands)


Common stock:
  Balance at beginning and end of year                                            $       8,401   $       8,401

Additional paid-in capital:
  Balance at beginning and end of year                                                   41,241          41,241

Unassigned surplus:
  Balance at beginning and end of year                                                   33,210          17,800
  Net income                                                                              7,498           2,168
  Change in net unrealized capital gains or losses                                           78          (2,178)
  Change in nonadmitted assets                                                            1,030          (9,847)
  Change in asset valuation reserve                                                        (921)          4,529
  Change in net deferred income tax                                                      (3,680)         12,811
  Dividends to stockholders                                                             (12,400)              -
  Other adjustments                                                                        (270)           (356)
                                                                                  --------------  --------------
  Balance at end of year                                                                 24,545          24,927

Total capital and surplus                                                         $      74,187   $      74,569
                                                                                  ==============  ==============

                     United Life & Annuity Insurance Company
                   Statements of Cash Flows - Statutory Basis
--------------------------------------------------------------------------------

                                                                                  Nine months ended September 30,
                                                                                       2003            2002
                                                                                  --------------  --------------
                                                                                          (In Thousands)


Operations
Premiums, policy proceeds, and other considerations
   received, net of reinsurance paid                                              $       1,469   $       1,198
Net investment income received                                                           28,981          36,526
Commission and expense allowances received on reinsurance ceded                          (2,802)            374
Benefits paid                                                                           (67,204)        (84,529)
Net transfers to separate accounts                                                        9,675          15,206
Insurance expenses paid                                                                       -          (2,164)
Federal income taxes (paid) received                                                        995           4,590
Net other (expenses) revenues                                                             1,594           2,158
                                                                                  --------------  --------------
Net cash used in operations                                                             (27,292)        (26,641)

Investments
Proceeds from sales, maturities, or repayments of investments:
  Bonds                                                                                 816,936         433,061
  Mortgage loans                                                                          1,277           1,789
  Real estate                                                                                 -              54
  Other invested assets                                                                      64              81
  Net gain or (losses) on cash and short-term investments                                     -            (264)
  Miscellaneous proceeds                                                                 14,659          (4,722)
  Net tax on capital gains                                                                    -          (1,992)
                                                                                  --------------  --------------
Net proceeds from sales, maturities, or repayments of investments                       832,936         428,007

Cost of investments acquired:
  Bonds                                                                                 794,630         388,217
  Mortgage loans                                                                          4,480           7,106
  Other invested assets                                                                       -              99
  Miscellaneous applications                                                              6,582               -
                                                                                  --------------  --------------
Total cost of investments acquired                                                      805,692         395,422

Net increase (decrease)  in policy loans                                                     (6)            (68)
                                                                                  --------------  --------------
Net cash used in investment activities                                                   27,238          32,653

Financing and miscellaneous activities
Cash provided (used):
  Net deposits on deposit-type contract funds                                              (967)              -
  Dividends to stockholders                                                             (12,400)              -
  Other sources                                                                             624         (19,537)
                                                                                  --------------  --------------
Net cash used in financing and miscellaneous activities                                 (12,743)        (19,537)

Net change in cash and short-term investments                                           (12,797)        (13,525)
Cash and short-term investments:
  Beginning of year                                                                      14,741          18,299
                                                                                  --------------  --------------
   End of year                                                                    $       1,944   $       4,774
                                                                                  ==============  ==============

                                                                   Exhibit 99.8


                          AGREEMENT AND PLAN OF MERGER
                                       OF
                           USG ANNUITY & LIFE COMPANY
                     UNITED LIFE & ANNUITY INSURANCE COMPANY
                                       AND
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                                      INTO
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                  TO BE RENAMED
                   ING USA ANNUITY AND LIFE INSURANCE COMPANY


     AGREEMENT AND PLAN OF MERGER, dated as of June 25, 2003 (the "Agreement"), by and between USG Annuity & Life Company ("USG"), an Oklahoma stock life insurance company, United Life & Annuity Insurance Company ("ULA"), an Iowa stock life insurance company, Equitable Life Insurance Company of Iowa ("ELIC"), an Iowa stock life insurance company, and Golden American Life Insurance Company ("GALIC"), a Delaware stock life insurance company, each having its primary office for books and records at 909 Locust Street, Des Moines, Iowa 50309;

     WHEREAS, each of USG, ULA, ELIC and GALIC is a wholly owned subsidiary of Lion Connecticut Holdings Inc.; and

     WHEREAS, on the date of the Merger but prior to the Effective Time (as hereinafter defined), GALIC shall have been duly redomesticated to Iowa in accordance with the applicable provisions of the laws of the State of Delaware and the State of Iowa (the "Redomestication");

     NOW, THEREFORE, in consideration of the mutual agreements, covenants and provisions contained herein, the parties hereto agree as follows:

                                    ARTICLE I
                                   THE MERGER

     Section 1.1. The Merger. At the Effective Time (as hereinafter defined) USG, pursuant to Title 18, Oklahoma Statutes, and ULA and ELIC, pursuant to Chapter 490, Code of Iowa, will be statutorily merged with and into GALIC and the separate corporate existence of USG, ULA and ELIC shall cease. GALIC as it exists from and after the Effective Time is sometimes referred to as the "Surviving Corporation."

     Section 1.2. Effective Time of the Merger. Subject to the terms and conditions of this Agreement, Articles of Merger shall be duly prepared, executed and acknowledged by USG, ULA, ELIC and GALIC and shall be filed with the Commissioner of the Iowa Insurance Division and a Certificate of Merger, as prescribed by Oklahoma law, shall be duly prepared, executed and acknowledged by GALIC and shall be filed with the Insurance Commissioner for the State of Oklahoma. The merger described in Section 1.1 (the "Merger") shall become effective upon the last to occur of (a) 12:02 a.m., January 1, 2004, (b) 12:02 a.m. on the date on which the Articles of Merger are filed with the Iowa Secretary of State, or (c) 12:02 a.m. on the date on which the Certificate of Merger is filed with the Oklahoma Secretary of State, provided the Articles of Merger have been approved by the Commissioner of the Iowa Insurance Division and the Certificate of Merger has been approved be the Insurance Commissioner for the State of Oklahoma and, provided further, that the Redomestication shall have been duly effected pursuant to Section 508.12 Code of Iowa and Delaware Code Title 18 Section 4946. The date and time when the Merger shall become effective is hereinafter referred to as the "Effective Time."

     Section 1.3. Effects of the Merger. The Merger shall have the effects as follows:


     1. The parties to this Agreement shall be one insurance corporation which shall be GALIC, the Surviving Corporation, which by virtue of the Redomestication, shall be an Iowa stock life insurance company.

     2.   The separate existence of USG, ULA and ELIC shall cease.

     3. The title to real estate and other property owned by each of USG, ULA and ELIC is vested in GALIC without reversion or impairment.

     4.   GALIC has all liabilities of each corporation party to the Merger.

     5. A proceeding pending against any of USG, ULA or ELIC may be continued as if the merger did not occur or the Surviving Corporation may be substituted in the proceeding for USG, ULA or ELIC, respectively.

                                   ARTICLE II
                            THE SURVIVING CORPORATION

     Section 2.1. Articles of Incorporation. The Articles of Incorporation of GALIC as in effect at the Effective Time shall be and remain the Articles of Incorporation of the Surviving Corporation and the name of the Surviving Corporation shall be ING USA Annuity and Life Insurance Company.

     Section 2.2. Bylaws. The Bylaws of GALIC in effect at the Effective Time shall be and remain the Bylaws of the Surviving Corporation until altered, amended or repealed in accordance with their terms and as provided by the Articles of Incorporation of the Surviving Corporation.

     Section 2.3. Directors and Officers. The directors and officers of GALIC in office at the Effective Time shall continue in office and shall constitute the directors and officers of the Surviving Corporation for the terms for which such persons have been elected and until their respective successors shall be elected or appointed and qualified.


                                   ARTICLE III
                                 CAPITALIZATION

     All of the shares of capital stock of USG, ULA and ELIC which are issued and outstanding immediately prior to the Effective Time, by virtue of the Merger and by operation of law and without any action on the part of the holder thereof, shall no longer be outstanding, shall be canceled and retired, and cease to exist, and each holder of a certificate representing any such shares of capital stock of USG, ULA and ELIC shall thereafter cease to have any rights with respect to such shares of capital stock thereof.


                                   ARTICLE IV
                                  MISCELLANEOUS

     Section 4.1. Cooperation. Each of USG, ULA, ELIC and GALIC shall take, or cause to be taken, all action or do or cause to be done, all things necessary, proper or advisable under the laws of the State of Oklahoma and the State of Iowa to consummate and effectuate the Merger, subject, however, to the appropriate vote or consent of the Board of Directors of each of USG, ULA, ELIC and GALIC in accordance with the requirements of the applicable provisions of the laws of the State of Oklahoma and the State of Iowa.

     Section 4.2. Counterparts. This Agreement may be executed in two or more counterparts, each of which shall be deemed to be an original, but all of which shall constitute one and the same agreement.

     Section 4.3. Governing Law. This Agreement shall be governed by and construed under the laws of the State of Iowa, without regard to the conflict of laws principles thereof.

     IN WITNESS WHEREOF, each of USG, ULA, ELIC and GALIC have executed this Agreement as of the date first written above.



                                  USG Annuity & Life Company

                 By:              /s/ Keith Gubbay
                 Name:            Keith Gubbay
                 Its:             President


                                  United Life & Annuity Insurance Company

                 By:              /s/ Keith Gubbay
                 Name:            Keith Gubbay
                 Its:             President



                                  Equitable Life Insurance Company of Iowa

                 By:              /s/ Keith Gubbay
                 Name:            Keith Gubbay
                 Its:             President


                                  Golden American Life Insurance Company

                 By:              /s/ Keith Gubbay
                 Name:            Keith Gubbay
                 Its:             President


                   FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                        Page
                                                                    ------------

Report of Independent Auditors ....................................      F-2

  Consolidated Financial Statements:

  Consolidated Income Statements for the years ended December 31,
  2002, 2001, and 2000.............................................      F-3


  Consolidated Balance Sheets as of December 31, 2002 and 2001.....      F-4

  Consolidated Statements of Changes in Shareholder's Equity for
  the years ended December 31, 2002, 2001, and 2000................      F-5


  Consolidated Statements of Cash Flows for the years ended
  December 31, 2002,
  2001, and 2000...................................................      F-6


  Notes to Consolidated Financial Statements.......................      F-7

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
Golden American Life Insurance Company

We have audited the accompanying consolidated balance sheets of Golden American Life Insurance Company and Subsidiary as of December 31, 2002 and 2001, and the related income statements, statements of changes in shareholder's equity, and statements of cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Golden American Life Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the financial statements, the Company changed the accounting principle for goodwill and other intangible assets effective January 1, 2002.


                                                    /s/ Ernst & Young LLP

Atlanta, Georgia
March 21, 2003



                            GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY
                   (A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)

                                       CONSOLIDATED INCOME STATEMENTS
                                                 (Millions)

                                                                      For the Years Ended December 31,
                                                              ------------------------------------------------

                                                                    2002              2001              2000
                                                              -------------    --------------    -------------
Revenues:
   Fee income                                                   $  204.0          $  188.9         $   167.9
   Net investment income                                           197.7              94.4              64.1
   Net realized capital gains (losses)                               4.2              (6.5)             (6.6)
   Other income                                                      3.5               -                 -
                                                              -------------    --------------    -------------
            Total revenue                                          409.4             276.8             225.4
                                                              -------------    --------------    -------------

Benefits, losses and expenses:
   Benefits:
       Interest credited and other benefits to
         policyholders                                             276.5             209.0             199.9
   Underwriting, acquisition, and insurance expenses:
       General expenses                                            139.7             119.9              89.5
       Commissions                                                 288.7             232.4             213.7
       Policy acquisition costs deferred                          (292.2)           (128.2)           (168.4)
   Amortization:
       Deferred policy acquisition costs and
         value of business acquired                                127.8              49.6              60.0
   Goodwill                                                          -                 4.2               4.2
   Other:
       Expense and charges reimbursed under
         modified coinsurance agreements                          (104.9)           (225.6)           (225.8)
       Interest expense                                             16.0              19.4              19.9
                                                              -------------    --------------    -------------
            Total benefits, losses and expenses                    451.6             280.7             193.0
                                                              -------------    --------------    -------------
Income (loss) before income taxes                                  (42.2)             (3.9)             32.4

   Income tax expense (benefit)                                    (12.5)              0.1              13.2
                                                              -------------    --------------    -------------

Income (loss) before cumulative effect of change in
   accounting principle                                            (29.7)             (4.0)             19.2
Cumulative effect of change in accounting principle               (135.3)              -                 -
                                                              -------------    --------------    -------------
Net income (loss)                                              $  (165.0)         $   (4.0)          $  19.2
                                                              =============    ==============    =============

                                   See Notes to Consolidated Financial Statements

                                                        F-3


                            GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY
                   (A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)

                                         CONSOLIDATED BALANCE SHEETS
                                        (Millions, except share data)


                                                                                As of December 31,
                                                                       -------------------------------------
      Assets                                                                 2002                 2001
      ------                                                           -----------------    ----------------
      Investments:
        Fixed maturities, available for sale, at fair value
          (amortized cost of $4,720.1 at 2002 and $1,982.5 at 2001)    $     4,936.4            $1,994.9
         Equity securities, at fair value:
         Investment in mutual funds (cost of $22.9 at 2002)                     19.0                 -
         Mortgage loans on real estate                                         482.4               213.9
         Policy loans                                                           16.0               14.8
         Short-term investments                                                  2.2               10.1
                                                                       -----------------    ----------------
                   Total investments                                         5,456.0            2,233.7

      Cash and cash equivalents                                                148.5              195.7
      Accrued investment income                                                 61.9               22.8
      Reinsurance recoverable                                                  196.9               56.0
      Deferred policy acquisition costs                                        678.0              709.0
      Value of  business acquired                                                8.5               20.2
      Goodwill (net of accumulated amortization of $17.6 at 2001)                -                151.3
      Other assets                                                               5.3               23.7
      Assets held in separate accounts                                      11,029.3           10,958.2
                                                                       -----------------    ----------------

                    Total assets                                       $     17,584.4         $14,370.6
                                                                       =================    ================
      Liabilities and Shareholder's Equity
      ------------------------------------
      Policy liabilities and accruals:
         Future policy benefits and claims reserves                    $      5,159.1          $2,185.3
                                                                       -----------------    ----------------
      Total policy liabilities and accruals                                   5,159.1           2,185.3

      Surplus notes                                                             170.0             245.0
      Due to affiliates                                                           -                25.1
      Payables for securities purchased                                           -                36.4
      Current income taxes                                                       42.4               -
      Deferred income taxes                                                      79.8              12.6
      Dollar roll obligations                                                    40.0               3.9
      Other borrowed money                                                        -                 1.4
      Other liabilities                                                          64.7              84.9
      Liabilities related to separate accounts                               11,029.3          10,958.2
                                                                       -----------------    ----------------
                    Total liabilities                                        16,585.3          13,552.8
                                                                       -----------------    ----------------

      Shareholder's equity:
         Common stock (250,000 shares authorized, issued and
           outstanding; $10.00 per share par value)                               2.5               2.5
         Additional paid-in capital                                           1,128.4             780.4
         Accumulated other comprehensive income                                   2.1               3.8
         Retained earnings (deficit)                                           (133.9)             31.1
                                                                       -----------------    ----------------
                    Total shareholder's equity                                  999.1             817.8
                                                                       -----------------    ----------------
                    Total liabilities and shareholder's equity          $    17,584.4        $ 14,370.6
                                                                       =================    ================


                                 See Notes to Consolidated Financial Statements


                                                        F-4


                                        GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY
                               (A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)

                                     CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                                             (Millions)

                                                                                    Accumulated                           Total
                                                                 Additional            Other             Retained         Share-
                                                  Common          Paid-in-         Comprehensive         Earnings        holder's
                                                  Stock         Paid-in-Capit      Income (loss)         (Deficit)        Equity
                                                ------------    -------------    ------------------     -----------    ------------
Balance at December 31, 1999                    $     2.5       $    468.6       $     (9.2)            $    15.9      $   477.8
Contribution of capital                                              115.0                                                 115.0
Comprehensive income:
   Net income                                         -                -                -                    19.2           19.2
   Other comprehensive income net of tax:
      Unrealized gain on securities
      ($9.8 pretax)                                   -                -                5.1                   -              5.1
                                                                                                                       ------------
Comprehensive income                                                                                                        24.3
                                                ------------    -------------    ------------------     -----------    ------------
Balance at December 31, 2000                          2.5            583.6             (4.1)                 35.1          617.1
Contribution of capital                                              196.8                                                 196.8
Comprehensive income:
   Net (loss)                                         -                -                -                    (4.0)          (4.0)
   Other comprehensive income net of tax:
      Unrealized gain on securities
      ($12.2 pretax)                                   -               -                7.9                   -              7.9
                                                                                                                       ------------
Comprehensive income                                                                                                         3.9
                                                ------------    -------------    ------------------     -----------    ------------
Balance at December 31, 2001                           2.5             780.4             3.8                  31.1          817.8
Contribution of capital                                                356.3                                                356.3
Other                                                                   (8.3)                                                (8.3)
Comprehensive income:
     Net (loss)                                        -                   -              -                 (165.0)        (165.0)
Other comprehensive income net of tax:
     Unrealized (loss) on securities
     ($(2.6) pretax)                                   -                   -             (1.7)                 -             (1.7)
                                                                                                                       ------------
Comprehensive (loss)                                                                                                       (166.7)
                                                ------------    -------------    ------------------     -----------    ------------
Balance at December 31, 2002                    $     2.5       $  1,128.4       $       2.1            $ (133.9)      $   999.1
                                                ============    =============    ==================     ===========    ============

                                           See Notes to Consolidated Financial Statements

                                                                 F-5

                                        GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY
                               (A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)
                                                CONSOLIDATED STATEMENTS OF CASH FLOWS
                                                             (Millions)

                                                                            For the years Ended December 31,
                                                                       2002                2001             2000
                                                                  ----------------    -------------    ---------------
Cash Flows from Operating Activities:
Net income (loss)                                                 $   (165.0)          $   (4.0)         $   19.2
Adjustments to reconcile net income to net cash provided
    by operating activities:
    Interest credited and charges on interest sensitive products       282.2              191.0             183.1
    Net realized capital (gains) losses                                 (4.2)               6.5               6.6
    Accrued investment income                                          (39.5)             (13.2)              1.6
    Increase in guaranteed benefits reserve                            107.1               28.2              26.7
    Acquisition costs deferred                                        (292.2)            (128.2)           (168.4)
    Amortization of deferred policy acquisition costs                  121.2               45.2              55.2
    Amortization of value of business acquired                           6.6                4.4               4.8
    Impairment of Goodwill                                             151.3                -                 -
    Change in other assets and liabilities                              21.3              110.6             (69.4)
    Provision for deferred income taxes                                (85.7)              (0.6)             13.3
                                                                  ----------------    -------------    ---------------
Net cash provided by operating activities                              103.1              239.9              72.7

Cash Flows from Investing Activities:
    Proceeds from the sale of:
          Fixed maturities available for sale                        7,297.1              880.7             205.1
          Equity securities                                              7.8                6.9               6.1
          Mortgages                                                    285.0              136.0              12.7
    Acquisition of investments:
          Fixed maturities available for sale                      (10,068.3)          (2,070.8)           (154.0)
          Equity securities                                            (22.8)               -                 -
          Short-term investments                                           -               (4.7)             (5.3)
          Mortgages                                                   (553.7)            (250.3)            (12.9)
    Increase (decrease) in policy  loans                                (1.2)              (1.5)              0.8
    Increase (decrease) in property and equipment                        1.1                1.2              (3.2)
    Proceeds from sale of interest in subsidiary                        27.7                -                 -
    Loss on valuation of interest in subsidiary                          3.0                -                 -
    Other                                                                0.6                -                 -
                                                                  ----------------    -------------    ---------------
Net cash (used for) provided by investing activities                (3,023.7)          (1,302.5)            49.3

Cash Flows from Financing Activities:
    Deposits and interest credited for investment contracts          3,818.5            1,933.1            801.8
    Maturities and withdrawals from insurance contracts               (171.2)            (134.8)          (141.5)
    Transfers from (to) separate accounts                           (1,053.8)            (902.9)          (825.8)
    Proceeds of notes payable                                            -                  3.1             67.2
    Repayment of notes payable                                          (1.4)              (1.7)           (68.6)
    Proceeds from reciprocal loan agreement borrowings                   -                 69.3            178.9
    Repayment of reciprocal loan agreement borrowings                  (75.0)             (69.3)          (178.9)
    Contributions of capital by parent                                 356.3              196.8            115.0
                                                                  ----------------    -------------    ---------------
Net cash provided by (used for) financing activities                 2,873.4            1,093.6            (51.9)
                                                                  ----------------    -------------    ---------------

Net increase (decrease) in cash and cash equivalents                   (47.2)              31.0             70.1
Cash and cash equivalents, beginning of period                         195.7              164.7             94.6
                                                                  ----------------    -------------    ---------------
Cash and cash equivalents, end of period                            $  148.5           $  195.7         $  164.7
                                                                  ================    =============    ===============


                                     See Notes to Consolidated Financial Statements

                                                                 F-6

GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY
(A WHOLLY-OWNED SUBSIDIARY OF EQUITABLE LIFE INSURANCE COMPANY OF IOWA) NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1.   SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION

Golden American Life Insurance Company ("Golden American"), a wholly-owned subsidiary of Equitable Life Insurance Company of Iowa ("Equitable Life" or the "Parent"), is a stock life insurance company organized under the laws of the State of Delaware. Golden American was originally incorporated under the laws of the State of Minnesota on January 2, 1973, in the name of St. Paul Life
Insurance Company. Equitable Life is a wholly-owned subsidiary of Lion Connecticut Holding Inc. ("Lion Connecticut") which is an indirect wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. Golden American is authorized to do business in the District of Columbia and all states except New York. Golden American's wholly-owned life insurance subsidiary, First Golden American Life Insurance Company of New York ("First Golden,") and collectively with Golden American, the ("Company"), is licensed as a life insurance company under the laws of the States of New York and Delaware. There is no public trading market for the Registrant's of common stock.

Formerly, from October 24, 1997, until December 30, 2001, Equitable of Iowa Company, Inc. ("EIC" or "Former Holding Company"), directly owned 100% of Golden American's stock. On December 3, 2001, the Board of Directors of the Former Holding Company approved a plan to contribute its holding of stock of Golden American to another wholly-owned subsidiary, Equitable Life. The contribution of stock occurred on December 31, 2001, following approval granted by the Insurance Department of the State of Delaware. There is no public trading market for the Registrant's common stock.

As of April 1, 2002, Golden American sold First Golden to its sister company, ReliaStar Life Insurance Company ("ReliaStar"). ReliaStar Life, the parent of Security-Connecticut Life Insurance Company ("Security-Connecticut") which in turn is the parent of ReliaStar Life Insurance Company of New York ("RLNY"), merged the First Golden business into RLNY operations and dissolved First Golden at book value for $27.7 million in cash and a receivable totaling $0.2 million from RLNY. The receivable from RLNY was assumed by Equitable Life, and ultimately by ING. The consideration was based on First Golden's statutory-basis book value. RLNY's payable to the Company was assumed by ING and subsequently forgiven. Golden American realized a loss of $3.0 million related to the sale of First Golden, which was recorded as a capital transaction. Approval for the merger was obtained from the Insurance Departments of the States of New York and Delaware.

Statement of Financial Accounting Standards ("FAS") No. 141 "Business Combinations" excludes transfers of net assets or exchanges of shares between entities under common control and is therefore covered by Accounting Principles Board ("APB") Opinion No. 16 "Business Combinations." Since RLNY presented combined results of operations including First Golden activity as of the beginning of the period ending December 31, 2002. The first three months of First Golden activity is not reflected in the Golden statement of financial position or other financial information for the period ended December 31, 2002, as the amounts were not material.

DESCRIPTION OF BUSINESS

The Company offers a portfolio of variable and fixed insurance products designed to meet customer needs for a tax-advantaged saving for retirement and protection from death. The Company's variable and fixed insurance products are marketed by broker/dealers, financial institutions, and insurance agents. The Company's primary customers are consumers and corporations.

NEW ACCOUNTING STANDARDS

ACCOUNTING FOR GOODWILL AND INTANGIBLE ASSETS

In June 2001, the Financial  Accounting  Standards Board ("FASB") issued FAS No.
142, "Goodwill and Other Intangible Assets," effective for fiscal years beginning after December 15, 2001. Under FAS No. 142, goodwill and intangible assets deemed to have indefinite lives will no longer be amortized but will be subject to annual impairment tests. Other intangible assets are still amortized over their estimated useful lives. The Company adopted the new standard effective January 1, 2002.

As required under FAS No. 142, the Company completed the first of the required impairment tests as of January 1, 2002. Step one of the impairment test was a screen for potential impairment, while step two measured the amount of the impairment. All of the Company's operations fall under one reporting unit, USFS, due to the consolidated nature of the Company's operations. Step one of the impairment test required the Company to estimate the fair value of the reporting unit and compare the estimated fair value to its carrying value. The Company determined the estimated fair value utilizing a discounted cash flow approach and applying a discount rate equivalent to the Company's weighted average cost of capital. Fair value was determined to be less than carrying value which required the Company to complete step two of the test. In step two, the Company allocated the fair value of the reporting unit determined in step one to the assets and liabilities of the reporting unit resulting in an implied fair value of goodwill of zero.

The comparison of the fair value amount allocated to goodwill and the carrying value of goodwill resulted in an impairment loss of $135.3 million net of taxes, which represents the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge is shown as a change in accounting principle on the Consolidated Statements of Income.

Application of the nonamortization provision (net of tax) of the new standard resulted in an increase in net income of $3.8 million for the twelve months ended December 31, 2002. Had the Company been accounting for goodwill under FAS No. 142 for all periods presented, the Company's net (loss) income would have been as follows:

     (Millions)                          Year ended           Year ended
                                      December 31, 2001    December 31, 2001
     ------------------------------------------------------------------------
     Reported net income (loss)           $   (4.0)           $  19.2
     Add back goodwill amortization,
       net of tax                              3.8                3.8
     ------------------------------------------------------------------------
     Adjusted net income                  $   (0.2)           $  23.0
     ========================================================================

ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

In June 1998, the FASB issued FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended and interpreted by FAS No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement 133, FAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities - an Amendment of FASB 133, and certain FAS 133 implementation issues." This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS No. 133 was effective for the Company's financial statements beginning January 1, 2001. Adoption of FAS No. 133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative and embedded derivative holdings.

The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition, the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contracts, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument. The Company did not have embedded derivatives at December 31, 2002.

GUARANTEES

In November 2002, the FASB issued Interpretation No.45 ("FIN 45"), "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others," to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2002. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provision is to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002. The Company has performed an assessment of its guarantees and believes that all of its guarantees are excluded from the scope of this interpretation.

In January 2003, the FASB issued Interpretation No. 46 ("FIN 46"), Consolidation of Variable Interest Entities ("VIE"), an interpretation of Accounting Research Bulletin ("ARB") No. 51. This Interpretation addresses consolidation by business enterprises of variable interest entities, which have one or both of the following characteristics: a) insufficient equity investment at risk, or b) insufficient control by equity investors. This guidance is effective for VIEs created after January 31, 2003 and for existing VIEs as of July 1, 2003. An entity with variable interests in VIEs created before February 1, 2003 shall apply the guidance no later than the beginning of the first interim or annual reporting period beginning after June 15, 2003.

In conjunction with the issuance of this guidance, the Company conducted a review of its involvement with VIEs and does not believe it has any significant investments or ownership in VIEs.

FUTURE ACCOUNTING STANDARDS

EMBEDDED DERIVATIVES

The FASB issued FAS No.133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133") in 1998 and continues to issue guidance for implementation through its Derivative Implementation Group ("DIG"). DIG recently released a draft of FASB Statement 133 Implementation Issue B36 "Embedded
Derivatives: Bifurcation of a Debt Instrument That Incorporates Both Interest Rate Risk and Credit Risk Exposures That are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of That Instrument" ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or total return debt index may be determined to contain bifurcatable embedded derivatives. The required date of adoption of DIG B36 has not been determined. If the guidance is finalized in its current form, the Company has determined that certain of its existing reinsurance receivables (payables), investments or insurance products contain embedded derivatives that may require bifurcation. The Company has not yet completed its evaluation of the potential impact, if any, on its consolidated financial positions, results of operations, or cash flows.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

INVESTMENTS

All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related charges in deferred policy acquisition costs, value of business acquired, and deferred income taxes.

The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis in accordance with FAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." Management considers the length of the time and the extent to which the market value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

Realized capital gains and losses on all other investments are reflected in the Company's results of operations.

Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Fair values for fixed maturity securities are obtained from independent pricing services or broker/dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. The fair values for equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Reverse   dollar   repurchase   agreement  and  reverse   repurchase   agreement
transactions are accounted for as collateralized borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

The investment in mutual funds represents an investment in mutual funds managed by the Company, and is carried at fair value.

Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss.

Policy loans are carried at unpaid principal balances, net of impairment reserves.

Short-term investments, consisting primarily of money market instruments and other fixed maturity securities issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

On occasion, the Company sells call options written on underlying securities that are carried at fair value. Changes in fair value of these options are recorded in net realized capital gains or losses.

DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

Deferred Policy Acquisition Costs ("DAC") is an asset, which represents certain costs of acquiring certain insurance business, which are deferred and amortized. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain underwriting and contract issuance expenses, and certain agency expenses. Value of Business Acquired ("VOBA") is an asset, which represents the present value of estimated net cash flows embedded in the Company's contracts, which existed at the time the Company was acquired by ING. DAC and VOBA are evaluated for recoverability at each balance sheet date and these assets would be reduced to the extent that gross profits are inadequate to recover the asset.

The amortization methodology varies by product type based upon two accounting standards: FAS No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS No. 60") and FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and Realized Gains and Losses from the Sale of Investments" ("FAS No. 97").

Under FAS No. 60, acquisition costs for traditional life insurance products, which primarily include whole life and term life insurance contracts, are amortized over the premium payment period in proportion to the premium revenue recognition.

Under FAS No. 97, acquisition costs for universal life and investment-type products, which include universal life policies and fixed and variable deferred annuities, are amortized over the life of the blocks of policies (usually 25 years) in relation to the emergence of estimated gross profits from surrender charges, investment margins, mortality and expense margins, asset-based fee income, and actual realized gains (losses) on investments. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

Activity for the year-ended December 31, 2002 within VOBA was as follows:

       (Millions)
       -------------------------------------------------------------------
                  Balance at December 31,2001            $     20.2
                  Adjustment for FAS No. 115                   (5.1)
                  Additions                                    (3.3)
                  Interest accrued at 7%                        1.3
                  Amortization                                 (4.6)
       -------------------------------------------------------------------
                  Balance at December 31,2002            $      8.5
       ===================================================================

The estimated amount of VOBA to be amortized, net of interest, over the next five years is $3.0 million, $2.0 million, $1.5 million, $1.5 million and $1.1 million and $1.0 million for the years 2003, 2004, 2005, 2006 and 2007, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

As part of the regular analysis of DAC/VOBA, at the end of third quarter 2002, the Company unlocked its assumptions by resetting its near term and long-term assumptions for the separate account returns to 9% (gross before fund management fees and mortality and expense and other policy charges), reflecting a blended return of equity and other sub-accounts. This unlocking adjustment was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. For the year ended December 31, 2002, the Company recorded an acceleration of DAC/VOBA amortization totaling $91.5 million before tax, or $59.5 million, net of $32.0 million of federal income tax benefit.

POLICY LIABILITIES AND ACCRUALS

Reserves for immediate annuities with life contingent payout contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 3.0% to 3.5% for all years presented. Investment yield is based on the Company's experience.

Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

Other policyholders' funds include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 2.4% to 11.0% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest.

REVENUE RECOGNITION

For certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender, expenses, actuarial margin and other fees are recorded as revenue as charges are assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Income Statement.

SEPARATE ACCOUNTS

Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

Separate Account assets supporting variable options under universal life and annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

Separate Account assets are carried at fair value. At December 31, 2002 and 2001, unrealized gains of $133.4 million and of $6.9 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

Separate Account liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 2.4% to 11.0% in 2002 and 2.4% to 14.0% in 2001.

Separate Account assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

REINSURANCE

The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Balance Sheets.

INCOME TAXES

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.




2.   INVESTMENTS

Fixed maturities available for sale as of December 31 were as follows:

                                                                          Gross          Gross
                                                          Amortized     Unrealized    Unrealized       Fair
     2002 (Millions)                                        Cost          Gains         Losses        Value
     -----------------------------------------------------------------------------------------------------------
     U.S. government and government agencies and
      authorities                                         $  207.3       $    2.3      $    0.1      $  209.5

     U.S. corporate securities:
       Public utilities                                      335.7           15.5           1.9         349.3
       Other corporate securities                           3,012.0         178.7           7.8       3,182.9
     -----------------------------------------------------------------------------------------------------------
          Total U.S. corporate securities                   3,347.7         194.2           9.7       3,532.2
     -----------------------------------------------------------------------------------------------------------

     Foreign securities:
       Government                                             64.8            2.9           -            67.7
        Other                                                163.8           12.2           1.2         174.8
     -----------------------------------------------------------------------------------------------------------
          Total foreign securities                           228.6           15.1           1.2         242.5
     -----------------------------------------------------------------------------------------------------------

     Mortgage-backed securities                              641.7           12.0           0.2         653.5

     Other asset-backed securities                           294.8            7.0           3.1         298.7

     -----------------------------------------------------------------------------------------------------------
     Total fixed maturities, including fixed
      maturities pledged to creditors                      4,720.1          230.6          14.3       4,936.4
     Less: Fixed maturities pledged to creditors               -              -             -             -
     -----------------------------------------------------------------------------------------------------------

     Fixed maturities                                     $4,720.1       $  230.6      $   14.3      $ 4,936.4
     ===========================================================================================================




                                                        F-16



Fixed maturities available for sale as of December 31 were as follows:

                                                                          Gross          Gross
                                                          Amortized     Unrealized    Unrealized       Fair
     2001 (Millions)                                        Cost          Gains         Losses        Value
     -----------------------------------------------------------------------------------------------------------
     U.S. government and government agencies and
      authorities                                         $  132.1       $    0.5      $    3.4    $     129.2

     U.S. corporate securities:
       Public utilities                                       39.8            0.3           1.4           38.7
       Other corporate securities                          1,111.8           15.2          10.1        1,116.9
     -----------------------------------------------------------------------------------------------------------
          Total U.S. corporate securities                  1,151.6           15.5          11.5        1,155.6
     -----------------------------------------------------------------------------------------------------------

     Foreign securities:
       Government                                            143.6            3.3           0.2           146.7
     -----------------------------------------------------------------------------------------------------------
          Total foreign securities                           143.6            3.3           0.2           146.7
     -----------------------------------------------------------------------------------------------------------

     Mortgage-backed securities                              167.0            3.6           0.9           169.7

     Other asset-backed securities                           388.2            7.2           1.7           393.7

     -----------------------------------------------------------------------------------------------------------
     Total fixed maturities, including fixed
      maturities pledged to creditors                      1,982.5           30.1          17.7        1,994.9
     Less: Fixed maturities pledged to creditors               -              -             -              -
     -----------------------------------------------------------------------------------------------------------

     Fixed maturities                                     $1,982.5       $   30.1      $   17.7    $   1,994.9
     ===========================================================================================================

The amortized cost and fair value of total fixed maturities for the year-ended December 31, 2002 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

     (Millions)                           Amortized Cost     Fair Value
     ------------------------------------------------------------------------
     Due to mature:
       One year or less                   $       -           $    -
       After one year through five years        401.0            419.7
       After five years through ten years     1,681.3          1,773.1
       After ten years                        1,701.3          1,791.4
       Mortgage-backed securities               641.7            653.5
       Other asset-backed securities            294.8            298.7
     ------------------------------------------------------------------------
     ------------------------------------------------------------------------
     Fixed maturities                        $4,720.1         $4,936.4
     ========================================================================

At December 31, 2002 and 2001, fixed maturities with carrying values of $6.5 million and $6.9 million, respectively, were on deposit as required by regulatory authorities.

The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2002.

Beginning in April 2001, the Company entered into reverse dollar repurchase agreement and reverse repurchase agreement transactions to increase its return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The dollar rolls and reverse repurchase agreements are accounted for as short-term collateralized financings and the repurchase obligation is reported on the Consolidated Balance Sheets. The repurchase obligation totaled $40.0 and $3.9 million at December 31, 2002 and 2001, respectively.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2001. The Company believes the counterparties to the dollar roll and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

During 2002, the Company determined that thirteen fixed maturities had other than temporary impairments. As a result, at December 31, 2002, the Company recognized a pre-tax loss of $8.9 million to reduce the carrying value of the fixed maturities to their combined fair value of $123.5 million. During 2001, the Company determined that ten fixed maturities had other than temporary impairments. As a result, at December 31, 2001, the Company recognized a pre-tax loss of $0.7 million to reduce the carrying value of the fixed maturities to their fair value of $0.07 million.

3.   FINANCIAL INSTRUMENTS

ESTIMATED FAIR VALUE

The following disclosures are made in accordance with the requirements of FAS No. 107, "Disclosures about Fair Value of Financial Instruments." FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques.

Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

FAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

FIXED MATURITIES SECURITIES: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. Fair values for privately placed bonds are determined through consideration of factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.

EQUITY SECURITIES: Fair values of these securities are based upon quoted market value.

MORTGAGE LOANS ON REAL ESTATE: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amounts for these assets approximate the assets' fair values.

ASSETS HELD IN SEPARATE ACCOUNTS: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

SURPLUS NOTES: Estimated fair value of the Company's surplus notes were based upon discounted future cash flows using a discount rate approximating the current market value.

INVESTMENT CONTRACT LIABILITIES (INCLUDED IN FUTURE POLICY BENEFITS AND CLAIMS RESERVES):

SUPPLEMENTARY CONTRACTS AND IMMEDIATE ANNUITIES: Estimated fair values of the Company's liabilities for future policy benefits for the divisions of the variable annuity products with fixed interest guarantees and for supplemental contracts without life contingencies are stated at cash surrender value, the cost the Company would incur to extinguish the liability.

LIABILITIES RELATED TO SEPARATE ACCOUNTS: Liabilities related to separate accounts are reported at full account value in the Company's historical balance sheet. Estimated fair values of separate account liabilities are equal to their carrying amount.

The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2002 and 2001 were as follows:

                                                         2002                               2001
     --------------------------------------------------------------------------------------------------------
                                              Carrying         Fair               Carrying            Fair
     (Millions)                                 Value          Value                Value             Value
     --------------------------------------------------------------------------------------------------------
     Assets:
        Fixed maturities                    $  4,936.4         $4,936.4            $ 1,994.9       $ 1,994.9
        Equity securities                         19.0             19.0                  -               -
        Mortgage loans on real estate            482.4            522.2                213.9           219.2
        Policy loans                              16.0             16.0                 14.8            14.8
        Cash and short-term investments          150.7            150.7                205.8           205.8
        Assets held in separate accounts      11,029.3         11,029.3             10,958.2        10,958.2

     Liabilities:
        Surplus notes                           (170.0)          (260.0)              (245.0)         (358.1)
        Investment contract liabilities:
        Deferred annuities                    (5,128.0)        (4,802.9)            (2,155.3)       (1,976.7)
        Supplementary contracts and
          immediate annuities                     (8.0)            (8.0)                (7.1)           (7.1)
        Liabilities related to separate
          accounts                           (11,029.3)       (11,029.3)           (10,958.2)      (10,958.2)
     --------------------------------------------------------------------------------------------------------

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

4.   NET INVESTMENT INCOME

     Sources of net investment income were as follows:

                                 Year Ended      Year Ended     Year Ended
                                 December 31,   December 31,   December 31,
     (Millions)                      2002           2001           2000
     -------------------------------------------------------------------------
     Fixed maturities           $     185.6   $      83.7    $      55.3
     Mortgage loans                    19.6          11.2            7.8
     Policy loans                       0.6           0.8            0.5
     Short term investments and
        cash equivalents                2.6           2.6            2.3
     Other                              0.4           0.6            0.7
     -------------------------------------------------------------------------
     Gross investment income          208.8          98.9           66.6
     Less: investment expenses         11.1           4.5            2.5
     -------------------------------------------------------------------------
     Net investment income      $     197.7   $      94.4    $      64.1
     =========================================================================


5.   DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

The ability of Golden American to pay dividends to the Parent is restricted. Prior approval of insurance regulatory authorities is required for payment of dividends to the stockholder which exceed an annual limit. During 2002, Golden American cannot pay dividends to Equitable Life without prior approval of statutory authorities. Golden American did not pay common stock dividends during 2002, 2001, or 2000.

The Department recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net (loss) income was $(303.0) million, $(156.4) million and $(71.1) million for the years ended December 31, 2002, 2001, and 2000, respectively. Statutory capital and surplus was $424.9 million and $451.6 million as of December 31, 2002 and 2001, respectively.

As of December 31, 2002, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

For 2001, the Company was required to implement statutory accounting changes ("Codification") ratified by the National Association of Insurance Commissioners ("NAIC") and state insurance departments. The cumulative effect of Codification to the Company's statutory surplus as of January 1, 2001 was a decrease of $5.9 million.

The Company maintains a $40.0 million reciprocal loan agreement with ING AIH (refer to Note 10), a perpetual $75.0 million revolving note facility with Bank of New York and a $75.0 million revolving note facility with SunTrust Bank which expires on July 31, 2003.

6.       CAPITAL GAINS AND LOSSES ON INVESTMENT OPERATIONS

Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold. Net realized capital (losses) gains on investments were as follows:



                                                 Year ended     Year ended     Year ended
                                                December 31,   December 31,   December 31,
     (Millions)                                     2002           2001           2000
     --------------------------------------------------------------------------------------
     Fixed maturities                           $    4.2         $  (4.9)    $    (6.3)
     Equity securities                               -              (1.6)         (0.2)
     Mortgage loans on real estate                   -               -            (0.1)
     --------------------------------------------------------------------------------------
     Pretax realized capital gains (losses)     $    4.2         $  (6.5)    $    (6.6)
     ======================================================================================
     After-tax realized capital gains (losses)  $    2.7         $  (4.2)    $    (4.3)
     ======================================================================================


Proceeds from the sale of total fixed maturities and the related gross gains and losses were as follows:

                                Year ended        Year ended        Year ended
                               December 31,      December 31,      December 31,
     (Millions)                    2002              2001              2000
     ---------------------------------------------------------------------------
     Proceeds on sales          $ 7,297.1        $   880.7        $    205.1
     Gross gains                     76.8              6.9               0.2
     Gross losses                    72.6             11.8               6.5

Changes in shareholder's equity related to changes in accumulated other comprehensive income were as follows:

     (Millions)                                 2002        2001       2000
     --------------------------------------------------------------------------
     Fixed maturities                        $ 204.0        $18.4      $12.4
     Equity securities                          (3.9)         -          -
     DAC/VOBA                                 (202.8)        (8.4)     (10.4)
     --------------------------------------------------------------------------
                                                (2.7)        10.0        2.0
     Increase (decrease) in deferred income
        taxes                                   (1.0)         2.1       (3.1)
     --------------------------------------------------------------------------
     Net changes in accumulated other
      comprehensive income (loss)            $  (1.7)    $    7.9  $     5.1
     --------------------------------------------------------------------------

Shareholder's equity included the following accumulated other comprehensive income (loss), at December 31:

     (Millions)                                 2002          2001        2000
     ---------------------------------------------------------------------------
     Net unrealized capital gains (losses):
       Fixed maturities                     $   216.3   $     12.3   $    (6.1)
       Equity securities                         (3.9)         -           -
       DAC/VOBA                                (209.2)        (6.4)        2.0
     ---------------------------------------------------------------------------
                                                  3.2          5.9        (4.1)
     Deferred income taxes                        1.1          2.1         -
     ---------------------------------------------------------------------------
     Net accumulated other comprehensive
          income (loss)                     $     2.1    $     3.8    $   (4.1)
     ===========================================================================

Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, were as follows:


     (Millions)                                     2002       2001        2000
     ---------------------------------------------------------------------------
     Unrealized holding gains (losses) arising   $  (8.7)  $   11.1    $    6.9
        the year (1)
     Less: reclassification adjustment for
        gains  (losses) and other items
        included in net income (2)                   7.0       (3.2)       (1.8)
     ---------------------------------------------------------------------------
     Net unrealized gains (losses) on securities $  (1.7)  $    7.9    $    5.1
     ===========================================================================

     (1) Pretax unrealized holding gains (losses) arising during the year were $13.4 million, $17.1 million and $10.6 million for the years ended December 31, 2002, 2001 and 2000, respectively.
     (2) Pretax reclassification adjustments for gains (losses) and other items included in net income were $10.8 million, $(4.9) million and $(2.8) million for the years ended December 31, 2002, 2001 and 2000, respectively.

7.   SEVERANCE

In December 2001, ING announced its intentions to further integrate and streamline the U.S. based operations of ING Americas, (which includes the Company), in order to build a more customer-focused organization. In connection with these actions, the Company recorded a charge of $4.9 million pretax. The severance portion of this charge ($4.8 million pretax) is based on a plan to eliminate 260 positions (primarily operations, information technology and other administrative/staff support personnel). Severance actions are expected to be substantially complete by March 31, 2003. The facilities portion ($.1 million pretax) of the charge represents the amount to be incurred by the Company to terminate a contractual lease obligation.

Activity for the year ended December 31, 2002 within the severance liability and positions eliminated related to such actions were as follows:

     (Millions)                        Severance Liability  Positions
     ---------------------------------------------------------------------
     Balance at December 31, 2001          $     4.8           252
     Actions taken                              (3.4)         (194)
     ---------------------------------------------------------------------
     Balance at December 31, 2002          $     1.4            58
     =====================================================================

8.   INCOME TAXES

Starting in 2002, Golden American Life Insurance Company joins in the filing of a consolidated federal income tax return with its parent, Equitable Life and other affiliates. The Company has a tax allocation agreement with Equitable Life whereby the Company is charged for taxes it would have incurred were it not a member of the consolidated group and is credited for losses at the statutory tax rate. Prior to joining the Equitable Life consolidated group, the Company was the parent of a different consolidated group.

At December 31, 2002, the Company has net operating loss carryforwards of approximately $369.2 million for federal income tax purposes which are available to offset future taxable income. If not used, these carryforwards will expire between 2011 and 2016.

Income tax expense (benefit) from continuing operations included in the consolidated financial statements are as follows:

                                     Year ended    Year ended    Year ended
                                    December 31,  December 31,  December 31,
  (Millions)                            2002          2001          2000
  ---------------------------------------------------------------------------
    Current taxes (benefits):
        Federal                   $     (98.2)   $      0.6    $     (0.1)
  ---------------------------------------------------------------------------
           Total current taxes
           (benefits)                   (98.2)          0.6          (0.1)
  ---------------------------------------------------------------------------
    Deferred taxes (benefits):
        Federal                          85.7          (0.5)         13.3
  ---------------------------------------------------------------------------
           Total deferred taxes
           (benefits)                    85.7          (0.5)         13.3
  ---------------------------------------------------------------------------
    Total                         $     (12.5)   $      0.1    $     13.2
  ============================================================================

Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:


                                               Year ended     Year ended    Year ended
                                              December 31,   December 31,  December 31,
     (Millions)                                   2002           2001          2000
     ------------------------------------------------------------------------------------
       Income before income taxes            $    (42.2)    $    (3.9)     $      32.4
       Tax rate                                      35%           35%             35%
     ------------------------------------------------------------------------------------
       Income tax at federal statutory rate       (14.8)         (1.4)           11.3
       Tax effect of:
          Goodwill amortization                     -             1.0             1.0
          Meals and entertainment                   0.6           0.5             0.3
          Other                                     1.7           -               0.6
     ------------------------------------------------------------------------------------
        Income tax expense (benefit)         $    (12.5)    $     0.1      $     13.2
     ------------------------------------------------------------------------------------

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

     (Millions)                                                 2002          2001
     ------------------------------------------------------------------------------------
     Deferred tax assets:
        Operations and capital loss carryforwards            $     125.6    $   121.7
        Future policy benefits                                     214.1        176.3
        Goodwill                                                    11.1          -
        Investments                                                  0.2          0.1
     ------------------------------------------------------------------------------------
                                                                   351.0        298.1
     Deferred tax liabilities:
        Goodwill                                                     -           (3.5)
        Unrealized gains on investments                             (1.1)        (2.1)
        Deferred policy acquisition cost                          (254.8)      (222.8)
        Value of purchased insurance in force                       (5.0)        (6.9)
        Other                                                     (169.9)       (75.4)
     ------------------------------------------------------------------------------------
     Deferred tax liability before allowance                      (430.8)      (310.7)
     ------------------------------------------------------------------------------------
     Valuation allowance                                             -            -
     ------------------------------------------------------------------------------------
     Net deferred income tax liability                       $     (79.8)   $   (12.6)
     ====================================================================================

The Company establishes reserves for possible proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against any such adjustments.

The Company establishes reserves for possible proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against any such adjustments.

9. BENEFIT PLANS

DEFINED BENEFIT PLANS

Prior to December 31, 2001, the Company's employees were covered by the ING Retirement Plan for Employees of Equitable Life ("Equitable Plan"), a qualified, defined contribution pension plan. The Company was allocated its share of the pension liability associated with employees.

As of December 31, 2001, the qualified pension benefit plans of certain United States subsidiaries of ING North America Insurance Corporation ("ING North America"), including Equitable Life, were merged into the ING Americas Retirement Plan. The Company transferred its pension liabilities to the Parent at that date. In exchange for these liabilities, the Company received a capital contribution, net of taxes, from the Parent. The costs allocated to the Company for its members' participation in the ING Pension Plan were $3.0 million for 2002.

The following tables summarize the benefit obligations and the funded status for pension benefits related to the Equitable Plan for the two-year period ended December 31, 2001:

(Millions)                                                        2001
------------------------------------------------------------------------------

    Change in benefit obligation:
      Benefit obligation at January 1                     $        7.9
      Service cost                                                 2.0
      Interest cost                                                0.8
      Actuarial (gain) loss                                       (2.7)
      Plan Amendments                                             (0.2)
      Transfer of benefit obligation to the Parent                (7.8)
                                                        ----------------------
      Benefit obligation at December 31                   $        -
                                                        ======================

    Funded status:
      Funded status at December 31 prior to the transfer
         of the benefit obligation to the Parent          $       (7.8)
      Unrecognized past service cost                              (1.1)
      Unrecognized net loss                                        -
      Transfer of the funded status to the Parent                  8.9
                                                        ----------------------
      Net amount recognized                               $        -
                                                        ======================

Prior to the merger of the qualified benefit plans of ING's U.S. subsidiaries at December 31, 2001, Equitable Life, held the plan assets.

The weighted-average assumptions used in the measurement of the Company's' December 31, 2001 benefit obligation, prior to the merger of the qualified benefit plans of ING, follows:

                                                               2001
------------------------------------------------------------------------------

    Discount rate                                             7.50%
    Expected return on plan assets                            9.25
    Rate of compensation increase                             4.50

The following table provides the net periodic benefit cost for the fiscal years 2001 and 2000:

Year Ended December 31,                    2001            2000
------------------------------------------------------------------------
(MILLIONS)

    Service cost                       $    2.0           $    1.6
    Interest cost                           0.8                0.5
    Unrecognized past service cost          -                  -
                                    ------------------------------------
    Net periodic benefit cost          $    2.8           $    2.1
                                    ====================================

There were no gains or losses resulting from curtailments or settlements during 2001 or 2000.

The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $0 as of December 31, 2001.

10. RELATED PARTY TRANSACTIONS

     OPERATING AGREEMENTS:

     The Company has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

     o Resources and services are provided to Security Life of Denver Insurance Company ("SLDIC) and Southland Life Insurance Company ("SLIC"). For the years ended December 31, 2002, 2001, and 2000 revenues for these services, which reduced general expenses incurred, were $4.2 million, $0.3 million and $0.3 million, respectively for SLDIC and $1.0 million, $0.1 million and $0.1 million, respectively for SLIC.
     o Underwriting and distribution agreement with Directed Services, Inc. ("DSI"), for the variable insurance products issued by the Company. DSI is authorized to enter into agreements with broker/dealers to distribute the Company's' variable products and appoint representatives of the broker/dealers as agents. For the years ended December 31, 2002, 2001 and 2000 commission expenses were incurred in the amounts of $282.9 million, $229.7 million, and $208.9 million, respectively.
     o Asset management agreement with ING Investment Management LLC ("IIM"), in which IIM provides asset management and accounting services. The Company records a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2002, 2001, and 2000 expenses were incurred in the amounts of $11.0 million, $4.4 million, and $2.5 million, respectively.
     o Service agreement with Equitable Life in which administrative and financial related services are provided. For the years ended December 31, 2002, 2001, and 2000 expenses were incurred in the amounts of $0.6 million, $0.3 million, and $1.3 million, respectively.

          Golden American has certain agreements whereby it generates revenues and incurs expenses with affiliated entities.

         The agreements are as follows:

     o Managerial and supervisory services to DSI. The fee paid by DSI for these services is calculated as a percentage of average assets in the variable separate accounts. For the years ended December 31, 2002, 2001, and 2000 revenue for these services was $23.7 million, $23.1 million, and $21.3 million, respectively.
     o Advisory, computer, and other resources and services are provided to Equitable Life and United Life & Annuity Insurance Company ("ULAIC"). For the years ended December 31, 2002, 2001, and 2000 revenues for these services, which reduced general expenses incurred, totaled $9.8 million, $8.2 million, and $6.2 million, respectively for Equitable Life and $0.3 million, $0.4 million and $0.6 million, respectively for ULAIC.
     o Expense sharing agreements with ING America Insurance Holdings, Inc. ("ING AIH") for administrative, management, financial, and information technology services, which were approved in 2001. For the years ended December 31, 2002 and 2001, Golden American incurred expenses of $41.0 million and $23.2 million, respectively.
     o Guaranty agreement with Equitable Life. In consideration of an annual fee, payable June 30, Equitable Life guarantees that it will make funds available, if needed, to pay the contractual claims made under the provisions of Golden American's life insurance and annuity contracts. The agreement is not, and nothing contained therein or done pursuant thereto by Equitable Life shall be deemed to constitute, a direct or indirect guaranty by Equitable Life of the payment of any debt or other obligation, indebtedness, or liability, of any kind or character whatsoever, of Golden American. The agreement does not guarantee the value of the underlying assets held in separate accounts in which funds of variable life insurance and variable annuity policies have been invested. The calculation of the annual fee is based on risk based capital. No amounts were payable under this agreement as of December 31, 2002, 2001 and 2000.

REINSURANCE AGREEMENTS:

Golden American participates in a modified coinsurance agreement with Equitable Life, covering a considerable portion of Golden American's variable annuities issued on or after January 1, 2000, excluding those with an interest rate guarantee. The financial statements are presented net of the effects of the agreement.

Under this agreement, Golden American received a net reimbursement of expenses and charges of $100.9 million, $224.5 million and $218.8 million for the years ended December 31, 2002, 2001, and 2000, respectively. This was offset by a decrease in policy acquisition costs deferred of $143.5 million, $257.5 million and $223.7 million, respectively, for the same periods. As at December 31, 2002, 2001 and 2000, Golden American also had a payable to Equitable Life of $7.1 million, $22.6 million and $16.3 million, respectively, due to the overpayment by Equitable Life of the cash settlement for the modified coinsurance agreement.

Golden American entered into a reinsurance agreement with Security Life of Denver International, Ltd., an affiliate, covering variable annuity minimum guaranteed death benefits and minimum guaranteed living benefits of variable annuities issued after January 1, 2000. Golden American also obtained an irrevocable letter of credit in the amount of $25 million related to this agreement. In addition, the Company obtained a standby letter of credit in the amount of $75 million.

RECIPROCAL LOAN AGREEMENT:

Golden American maintains a reciprocal loan agreement with ING AIH, a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2007, Golden American and ING AIH can borrow up to $40.0 million from one another. Prior to lending funds to ING AIH, Golden American must obtain the approval from the Department of Insurance of the State of Delaware. Interest on any Golden American borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, Golden American incurred interest expense of $33,000, $26,000, and $481,000 for the years ended December 31, 2002, 2001 and 2000, respectively. At December 31, 2002, 2001, and 2000, Golden American did not have any borrowings or receivables from ING AIH under this agreement.

SURPLUS NOTES:

Golden American issued multiple 30-year surplus notes (see below table). Payment of the notes and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Interest expense for the years ended December 31:

(Millions)
-----------------------------------------------------------------------------------------------------------------------
     Surplus                                                              Maturity
      Note          Amount                    Affiliate                     Date         2002        2001        2000
-----------------------------------------------------------------------------------------------------------------------
       8.2%           50.0    *Equitable Life                             12/29/29        2.0         4.1         4.1
       8.0            35.0     Security Life of Denver                    12/07/29        2.8         2.8         3.0
       7.8            75.0     Equitable Life                             09/29/29        5.8         5.8         5.8
       7.3            60.0     Equitable Life                             12/29/28        4.4         4.4         4.4
       8.3            25.0    *Equitable Life                             12/17/26        1.0         2.1         2.1
-----------------------------------------------------------------------------------------------------------------------

*Surplus notes redeemed June 28, 2002.

STOCKHOLDER'S EQUITY:

During 2002, 2001, and 2000, Golden American received capital contributions of $356.3 million, $196.8 million, and $115.0 million respectively.

11. REINSURANCE

At December 31, 2002, Golden American had reinsurance treaties with four unaffiliated reinsurers and three affiliated reinsurers covering a significant portion of the mortality risks and guaranteed death and living benefits under its variable contracts. Golden American remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

Reinsurance ceded in force for life mortality risks were $90.7 million and $94.8 million at December 31, 2002 and 2001, respectively. At December 31, 2002 and 2001, the Company had net receivables of $196.9 million and $56.0 million, respectively for reinsurance claims, reserve credits, or other receivables from these reinsurers. At December 31, 2002 and 2001, respectively, these net receivables were comprised of the following: $36.7 and $7.8 million for claims recoverable from reinsurers; $6.3 and $3.4 million for payable for reinsurance premiums; $137.2 million and $28.8 million for reserve credits; and $24.0 million and $22.7 million for reinsured surrenders and allowances due from an unaffiliated reinsurer. Included in the accompanying consolidated financial statements, excluding the modified coinsurance agreements, are net considerations to reinsurers of $50.8 million, $30.3 million and $21.7 million and net policy benefits recoveries of $49.5 million, $21.8 million and $8.9 million for the years ended December 21, 2002, 2001 and 2000, respectively.

Golden participates in a modified coinsurance agreement with an unaffiliated reinsurer. The accompanying consolidated financial statements are presented net of the effects of the treaty which increased (decreased) income by $(2.9) million, $(0.5) million and $1.7 million for the years ended December 31, 2002, 2001 and 2000, respectively.

12. COMMITMENTS AND CONTINGENT LIABILITIES

LEASES

For the year ended December 31, 2002 rent expense for leases was $4.6 million. The future net minimum payments under noncancelable leases for the years ended December 31, 2003 through 2007 are estimated to be $2.3 million, $2.3 million, $2.4 million, $2.4 million and $2.4 million, respectively, and $2.4 million, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

COMMITMENTS

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2002 and 2001, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $39.0 million and $25.2 million, respectively. The Company makes investments in limited partnerships on a subscription basis. At December 31, 2002 and 2001, the Company had to fund the subscriptions of $38.0 million and $0.0 million, respectively.

LITIGATION

The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.




QUARTERLY DATA (UNAUDITED)

2002 (Millions)                                  First         Second          Third          Fourth
------------------------------------------------------------------------------------------------------

  Total Revenue                             $      69.4   $      89.2    $     141.4     $     109.4
------------------------------------------------------------------------------------------------------
  Income (loss) before income taxes                (3.2)        (16.0)         (60.2)           37.2
  Income taxes (benefit)                           (1.0)         (5.5)         (19.2)           13.2
------------------------------------------------------------------------------------------------------
  Income (loss) before cumulative effect
   of change in accounting principal               (2.2)        (10.5)         (41.0)           24.0
  Cumulative effect of change in
   accounting principle                             -             -              -            (135.3)
------------------------------------------------------------------------------------------------------
  Net income (loss)                         $      (2.2)  $     (10.5)   $     (41.0)    $    (111.3)
======================================================================================================

2001 (Millions)                                  First         Second          Third          Fourth
------------------------------------------------------------------------------------------------------
  Total Revenue                             $      72.1   $      65.4    $      70.1     $      69.2
------------------------------------------------------------------------------------------------------
  Income (loss) before income taxes                14.2           5.6          (14.3)           (9.4)
  Income taxes                                      5.3           2.4           (5.6)           (2.0)
------------------------------------------------------------------------------------------------------
  Net income (loss)                         $       8.9   $       3.2    $      (8.7)    $      (7.4)
======================================================================================================


                                                  F-32

FINANCIAL STATEMENTS
Golden American Life Insurance Company
Separate Account B
YEAR ENDED DECEMBER 31, 2002
WITH REPORT OF INDEPENDENT AUDITORS

                     Golden American Life Insurance Company
                               Separate Account B

                              Financial Statements

                          Year ended December 31, 2002




                                    CONTENTS


Report of Independent Auditors.............................................1

Audited Financial Statements

Statement of Assets and Liabilities........................................4
Statement of Operations...................................................32
Statements of Changes in Net Assets.......................................60
Notes to Financial Statements.............................................88

                         Report of Independent Auditors

The Board of Directors and Participants
Golden American Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Golden American Life Insurance Company Separate Account B (the "Account") as of December 31, 2002, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

The GCG Trust:                                             The GCG Trust (continued):
   All Cap                                                    Internet Tollkeeper Advisor
   All Cap Advisor                                            Investors
   Asset Allocation Growth                                    Investors Advisor
   Capital Growth                                             J.P. Morgan Fleming Small Cap Equity
   Capital Growth Advisor                                     J.P. Morgan Fleming Small Cap Advisor
   Capital Guardian Small Cap                                 Janus Growth and Income
   Capital Guardian Small Cap Advisor                         Janus Growth and Income Advisor
   Core Bond                                                  Large Cap Value
   Core Bond Advisor                                          Large Cap Value Advisor
   Developing World                                           Limited Maturity Bond
   Developing World Advisor                                   Liquid Asset
   Diversified Mid-Cap                                        Liquid Asset Advisor
   Diversified Mid-Cap Advisor                                Managed Global
   Emerging Markets                                           Managed Global Advisor
   Equity Growth                                              Market Manager
   Equity Growth Advisor                                      Mid-Cap Growth
   Equity Income                                              Mid-Cap Growth Advisor
   Equity Income Advisor                                      Real Estate
   Equity Opportunity                                         Real Estate Advisor
   Equity Opportunity Advisor                                 Research
   Focus Value                                                Research Advisor
   Focus Value Advisor                                        Special Situations
   Fully Managed                                              Special Situations Advisor
   Fully Managed Advisor                                      Strategic Equity
   Fundamental Growth Focus                                   Strategic Equity Advisor
   Fundamental Growth Advisor                                 Total Return
   Global Franchise                                           Total Return Advisor
   Global Franchise Advisor                                   Value Equity
   Growth                                                     Value Equity Advisor
   Growth Advisor                                             Van Kampen Growth and Income
   Hard Assets                                                Van Kampen Growth and Income Advisor
   Hard Assets Advisor                                     AIM Variable Insurance Funds:
   International Enhanced EAFE                                AIM V.I. Dent Demographic Trends
   International Enhanced EAFE Advisor                        AIM V.I. Growth
   International Equity                                       AIM V.I. Capital Appreciation
   International Equity Advisor                               AIM V.I. Core Equity
   Internet Tollkeeper                                        AIM V.I. Premier Equity



Alliance Variable Products Series Fund, Inc.:               ING Variable Portfolios, Inc. (continued):
   Alliance Bernstein Value                                   ING VP Small Company
   Alliance Growth and Income                                 ING VP Value Opportunity
   Alliance Premier Growth                                  ING Variable Products Trust:
Fidelity(R) Variable Insurance Products Fund:                 ING VP Convertible
   Fidelity(R) VIP Growth                                     ING VP Growth Opportunities
   Fidelity(R) VIP Equity-Income                              ING VP International Value
   Fidelity(R) VIP Contrafund(R)                              ING VP Large Company Value
   Fidelity(R) VIP Overseas                                   ING VP LargeCap Growth
Franklin Templeton Variable Insurance Products Trust:         ING VP MagnaCap
   Franklin Small Cap Value Securities                        ING VP MidCap Opportunities
Greenwich Street Series Fund:                                 ING VP SmallCap Opportunities
   Greenwich Appreciation                                   INVESCO Variable Investment Funds, Inc.:
The Galaxy VIP Fund:                                          INVESCO VIF - Financial Services
   Galaxy VIP Asset Allocation                                INVESCO VIF - Health Sciences
   Galaxy VIP Equity                                          INVESCO VIF - Leisure
   Galaxy VIP Growth and Income                               INVESCO VIF - Utilities
   Galaxy VIP High Quality Bond                             Janus Aspen Series:
   Galaxy VIP Small Company Growth                            Janus Aspen Series Balanced
ING GET Fund:                                                 Janus Aspen Series Flexible Income
   ING GET Fund - Series N                                    Janus Aspen Series Growth
   ING GET Fund - Series P                                    Janus Aspen Series Worldwide Growth
   ING GET Fund - Series Q                                  Oppenheimer Variable Accounts Fund:
   ING GET Fund - Series R                                    Oppenheimer Global Securities
   ING GET Fund - Series S                                    Oppenheimer Strategic Bond
   ING GET Fund - Series T                                  PIMCO Variable Insurance Trust:
   ING GET Fund - Series U                                    PIMCO High Yield
ING Partners, Inc.:                                           PIMCO StocksPLUS Growth and Income
   ING Alger Growth                                         Pioneer Variable Contracts Trust:
   ING American Century Small Cap Value                       Pioneer Equity-Income VCT
   ING J.P. Morgan Mid Cap Value                              Pioneer Fund VCT
   ING MFS(R)Capital Opportunities (Initial Class)            Pioneer Mid-Cap Value VCT
   ING MFS(R)Capital Opportunities (Service Class)            Pioneer Small Company VCT
   ING MFS(R)Global Growth                                  ProFunds VP:
   ING OpCap Balanced Value                                   ProFund VP Bull
   ING PIMCO Total Return                                     ProFund VP Europe 30
   ING Salomon Bros. Capital                                  ProFund VP Small-Cap
   ING Salomon Bros. Investors Value                        Prudential Series Fund, Inc.:
   ING Scudder International Growth                           Prudential Jennison
   ING T. Rowe Price Growth Equity                            Prudential SP Jennison International Growth
   ING UBS Tactical Asset Allocation                        Putnam Variable Trust:
   ING Van Kampen Comstock                                    Putnam VT Growth and Income
ING Variable Insurance Trust:                                 Putnam VT International Growth and Income
   ING VP Worldwide Growth                                    Putnam VT Voyager II


ING VP Bond Portfolio:                                      Travelers Series Fund Inc.:
   ING VP Bond                                                Smith Barney High Income
ING Variable Portfolios, Inc.:                                Smith Barney International All Cap Growth
   ING VP Growth                                              Smith Barney Large Cap Value
   ING VP Index Plus LargeCap                                 Smith Barney Money Market
   ING VP Index Plus MidCap                                 UBS Series Trust:
   ING VP Index Plus SmallCap                                 UBS Tactical Allocation


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the Golden American Life Insurance Company Separate Account B at December 31, 2002, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.


/s/ ERNST & YOUNG LLP
Atlanta, Georgia
March 14, 2003

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                 GCG TRUST                  GCG TRUST    GCG TRUST
                                                   GCG TRUST       ASSET      GCG TRUST      CAPITAL      CAPITAL
                                      GCG TRUST     ALL CAP     ALLOCATION     CAPITAL       GROWTH       GUARDIAN
                                       ALL CAP      ADVISOR       GROWTH        GROWTH       ADVISOR     SMALL CAP
                                    ---------------------------------------------------------------------------------

ASSETS
    Investments in mutual funds at
      fair value                         $247,786         $176       $47,253     $246,763          $148     $341,173
                                    ---------------------------------------------------------------------------------
Total assets                              247,786          176        47,253      246,763           148      341,173

LIABILITIES
    Payable to Golden American
      Life Insurance Company                   46            -            12          (6)             -           27
                                    ---------------------------------------------------------------------------------
Total liabilities                              46            -            12          (6)             -           27
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $247,740         $176       $47,241     $246,769          $148     $341,146
                                    =================================================================================

NET ASSETS
   Accumulation units                    $247,740         $176       $47,241     $246,769          $148     $341,115
   Contracts in payout
     (annuitization) period                     -            -             -            -             -           31
                                    ---------------------------------------------------------------------------------
Total net assets                         $247,740         $176       $47,241     $246,769          $148     $341,146
                                    =================================================================================

Total number of mutual fund shares     28,947,007       20,551     6,446,580   27,663,981        16,548   43,516,942
                                    =================================================================================

Cost of mutual fund shares               $326,290         $177       $55,931     $245,271          $154     $365,212
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                      GCG TRUST
                                       CAPITAL
                                      GUARDIAN                   GCG TRUST    GCG TRUST     GCG TRUST    GCG TRUST
                                      SMALL CAP    GCG TRUST     CORE BOND    DEVELOPING   DEVELOPING    DIVERSIFIED
                                       ADVISOR     CORE BOND      ADVISOR       WORLD     WORLD ADVISOR    MID-CAP
                                    ---------------------------------------------------------------------------------

ASSETS
    Investments in mutual funds at
      fair value                             $321     $425,187          $992      $60,010           $79      $91,178
                                    ---------------------------------------------------------------------------------
Total assets                                  321      425,187           992       60,010            79       91,178

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -           62             -           10             -           19
                                    ---------------------------------------------------------------------------------
Total liabilities                               -           62             -           10             -           19
                                    ---------------------------------------------------------------------------------

NET ASSETS                                   $321     $425,125          $992      $60,000           $79      $91,159
                                    =================================================================================

NET ASSETS
    Accumulation units                       $321     $425,125          $992      $59,922           $79      $91,159
    Contracts in payout
      (annuitization) period                    -            -             -           78             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                             $321     $425,125          $992      $60,000           $79      $91,159
                                    =================================================================================

Total number of mutual fund shares         40,778   40,927,570        95,384    9,463,043        12,488   12,304,724
                                    =================================================================================

Cost of mutual fund shares                   $320     $413,399          $995      $66,565           $81     $107,329
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                      GCG TRUST                  GCG TRUST                 GCG TRUST
                                     DIVERSIFIED   GCG TRUST      EQUITY      GCG TRUST      EQUITY      GCG TRUST
                                       MID-CAP       EQUITY       GROWTH        EQUITY       INCOME        EQUITY
                                       ADVISOR       GROWTH       ADVISOR       INCOME       ADVISOR    OPPORTUNITY
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                             $220       $4,363          $458     $409,709          $640     $280,956
                                    ---------------------------------------------------------------------------------
Total assets                                  220        4,363           458      409,709           640      280,956

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            1             -           39             -            2
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            1             -           39             -            2
                                    ---------------------------------------------------------------------------------

NET ASSETS                                   $220       $4,362          $458     $409,670          $640     $280,954
                                    =================================================================================

NET ASSETS
    Accumulation units                       $220       $4,362          $458     $409,087          $640     $280,954
    Contracts in payout
      (annuitization) period                    -            -             -          583             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                             $220       $4,362          $458     $409,670          $640     $280,954
                                    =================================================================================

Total number of mutual fund shares         29,088      553,027        58,036   42,151,267        65,893   28,011,556
                                    =================================================================================

Cost of mutual fund shares                   $224       $4,533          $480     $478,993          $660     $375,266
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                      GCG TRUST                                             GCG TRUST    GCG TRUST
                                       EQUITY                    GCG TRUST    GCG TRUST       FULLY     FUNDAMENTAL
                                     OPPORTUNITY   GCG TRUST    FOCUS VALUE     FULLY        MANAGED       GROWTH
                                       ADVISOR    FOCUS VALUE     ADVISOR      MANAGED       ADVISOR       FOCUS
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $34       $5,932           $48     $935,237          $894       $2,742
                                    ---------------------------------------------------------------------------------
Total assets                                   34        5,932            48      935,237           894        2,742

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            1             -          158             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            1             -          158             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $34       $5,931           $48     $935,079          $894       $2,742
                                    =================================================================================

NET ASSETS
    Accumulation units                        $34       $5,931           $48     $934,553          $894       $2,742
    Contracts in payout
      (annuitization) period                    -            -             -          526             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $34       $5,931           $48     $935,079          $894       $2,742
                                    =================================================================================

Total number of mutual fund shares          3,356      702,000         5,700   54,596,475        52,102      340,663
                                    =================================================================================

Cost of mutual fund shares                    $34       $6,022           $50     $951,332          $913       $2,856
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                      GCG TRUST                  GCG TRUST
                                     FUNDAMENTAL   GCG TRUST      GLOBAL                   GCG TRUST
                                       GROWTH        GLOBAL      FRANCHISE     GCG TRUST     GROWTH      GCG TRUST
                                       ADVISOR     FRANCHISE      ADVISOR       GROWTH       ADVISOR    HARD ASSETS
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                             $108      $14,672          $708     $559,968           $92      $67,762
                                    ---------------------------------------------------------------------------------
Total assets                                  108       14,672           708      559,968            92       67,762

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            2             -         (73)             -            9
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            2             -         (73)             -            9
                                    ---------------------------------------------------------------------------------

NET ASSETS                                   $108      $14,670          $708     $560,041           $92      $67,753
                                    =================================================================================

NET ASSETS
    Accumulation units                       $108      $14,670          $708     $560,041           $92      $67,731
    Contracts in payout
      (annuitization) period                    -            -             -            -             -           22
                                    ---------------------------------------------------------------------------------
Total net assets                             $108      $14,670          $708     $560,041           $92      $67,753
                                    =================================================================================

Total number of mutual fund shares         13,419    1,643,031        78,863   57,609,909         9,474    6,907,479
                                    =================================================================================

Cost of mutual fund shares                   $113      $14,881          $702     $588,641           $97      $72,704
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                   GCG TRUST     GCG TRUST                  GCG TRUST
                                      GCG TRUST  INTERNATIONAL INTERNATIONAL   GCG TRUST  INTERNATIONAL  GCG TRUST
                                     HARD ASSETS    ENHANCED     ENHANCED    INTERNATIONAL   EQUITY       INTERNET
                                       ADVISOR        EAFE     EAFE ADVISOR     EQUITY       ADVISOR     TOLLKEEPER
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $97       $4,990          $165     $120,479          $254      $12,805
                                    ---------------------------------------------------------------------------------
Total assets                                   97        4,990           165      120,479           254       12,805

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            2             -            3
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            2             -            3
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $97       $4,990          $165     $120,477          $254      $12,802
                                    =================================================================================

NET ASSETS
    Accumulation units                        $97       $4,990          $165     $120,477          $254      $12,802
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $97       $4,990          $165     $120,477          $254      $12,802
                                    =================================================================================

Total number of mutual fund shares          9,842      602,666        19,839   17,486,179        36,824    2,690,088
                                    =================================================================================

Cost of mutual fund shares                    $95       $4,961          $166     $117,316          $254      $12,773
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                                              GCG TRUST  GCG TRUST J.P.
                                     GCG TRUST                               J.P. MORGAN     MORGAN      GCG TRUST
                                      INTERNET                   GCG TRUST     FLEMING       FLEMING       JANUS
                                     TOLLKEEPER    GCG TRUST     INVESTORS    SMALL CAP     SMALL CAP    GROWTH AND
                                       ADVISOR     INVESTORS      ADVISOR       EQUITY       ADVISOR       INCOME
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $53      $92,152          $297       $9,491          $511     $130,375
                                    ---------------------------------------------------------------------------------
Total assets                                   53       92,152           297        9,491           511      130,375

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -           16             -            1             -           30
                                    ---------------------------------------------------------------------------------
Total liabilities                               -           16             -            1             -           30
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $53      $92,136          $297       $9,490          $511     $130,345
                                    =================================================================================

NET ASSETS
    Accumulation units                        $53      $92,136          $297       $9,490          $511     $130,345
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $53      $92,136          $297       $9,490          $511     $130,345
                                    =================================================================================

Total number of mutual fund shares         11,189   11,490,287        37,008    1,198,388        64,524   18,107,685
                                    =================================================================================

Cost of mutual fund shares                    $57     $119,320          $297       $9,902          $520     $156,213
                                    =================================================================================

SEE ACCOMPANYING NOTES.




                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                      GCG TRUST                               GCG TRUST                  GCG TRUST
                                    JANUS GROWTH   GCG TRUST    GCG TRUST      LIMITED                     LIQUID
                                     AND INCOME    LARGE CAP     LARGE CAP     MATURITY    GCG TRUST       ASSET
                                       ADVISOR       VALUE     VALUE ADVISOR     BOND     LIQUID ASSET    ADVISOR
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                             $587     $295,742          $333     $559,019    $1,023,271       $1,800
                                    ---------------------------------------------------------------------------------
Total assets                                  587      295,742           333      559,019     1,023,271        1,800

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -           54             -           78            92            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -           54             -           78            92            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                   $587     $295,688          $333     $558,941    $1,023,179       $1,800
                                    =================================================================================

NET ASSETS
    Accumulation units                       $587     $295,688          $333     $558,749    $1,023,108       $1,800
    Contracts in payout
      (annuitization) period                    -            -             -          192            71            -
                                    ---------------------------------------------------------------------------------
Total net assets                             $587     $295,688          $333     $558,941    $1,023,179       $1,800
                                    =================================================================================

Total number of mutual fund shares         81,270   38,209,569        42,967   48,864,682 1,023,271,242    1,799,891
                                    =================================================================================

Cost of mutual fund shares                   $602     $364,544          $347     $550,029    $1,023,271       $1,800
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                   GCG TRUST                  GCG TRUST
                                      GCG TRUST      MANAGED     GCG TRUST     MID-CAP                   GCG TRUST
                                       MANAGED       GLOBAL       MID-CAP       GROWTH      GCG TRUST   REAL ESTATE
                                       GLOBAL       ADVISOR       GROWTH       ADVISOR     REAL ESTATE    ADVISOR
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                         $223,101          $50      $435,524         $549      $187,637         $276
                                    ---------------------------------------------------------------------------------
Total assets                              223,101           50       435,524          549       187,637          276

LIABILITIES
    Payable to Golden American
      Life Insurance Company                   17            -          (57)            -            30            -
                                    ---------------------------------------------------------------------------------
Total liabilities                              17            -          (57)            -            30            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $223,084          $50      $435,581         $549      $187,607         $276
                                    =================================================================================

NET ASSETS
    Accumulation units                   $222,985          $50      $435,520         $549      $187,529         $276
    Contracts in payout
      (annuitization) period                   99            -            61            -            78            -
                                    ---------------------------------------------------------------------------------
Total net assets                         $223,084          $50      $435,581         $549      $187,607         $276
                                    =================================================================================

Total number of mutual fund shares     26,911,933        5,981    59,989,440       75,620    12,534,302       18,400
                                    =================================================================================

Cost of mutual fund shares               $265,330          $51      $536,584         $558      $203,069         $278
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                                              GCG TRUST                  GCG TRUST
                                                    GCG TRUST    GCG TRUST     SPECIAL      GCG TRUST    STRATEGIC
                                      GCG TRUST     RESEARCH      SPECIAL     SITUATIONS    STRATEGIC      EQUITY
                                      RESEARCH      ADVISOR     SITUATIONS     ADVISOR       EQUITY       ADVISOR
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                         $421,026         $326       $21,800          $56      $139,837          $78
                                    ---------------------------------------------------------------------------------
Total assets                              421,026          326        21,800           56       139,837           78

LIABILITIES
    Payable to Golden American
      Life Insurance Company                  (9)            -             6            -          (15)            -
                                    ---------------------------------------------------------------------------------
Total liabilities                             (9)            -             6            -          (15)            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $421,035         $326       $21,794          $56      $139,852          $78
                                    =================================================================================

NET ASSETS
    Accumulation units                   $421,035         $326       $21,794          $56      $139,689          $78
    Contracts in payout
      (annuitization) period                    -            -             -            -           163            -
                                    ---------------------------------------------------------------------------------
Total net assets                         $421,035         $326       $21,794          $56      $139,852          $78
                                    =================================================================================

Total number of mutual fund shares     35,202,892       27,238     3,488,059        8,892    15,554,763        8,627
                                    =================================================================================

Cost of mutual fund shares               $624,498         $329       $29,152          $56      $139,701          $79
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                                                                         GCG TRUST
                                                   GCG TRUST                  GCG TRUST    GCG TRUST     VAN KAMPEN
                                                     TOTAL        GCG TRUST     VALUE      VAN KAMPEN    GROWTH AND
                                      GCG TRUST     RETURN         VALUE       EQUITY      GROWTH AND      INCOME
                                    TOTAL RETURN    ADVISOR        EQUITY      ADVISOR       INCOME        ADVISOR
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                         $853,368         $955      $173,253         $107      $554,615         $990
                                    ---------------------------------------------------------------------------------
Total assets                              853,368          955       173,253          107       554,615          990

LIABILITIES
    Payable to Golden American
      Life Insurance Company                  102            -            14            -             7            -
                                    ---------------------------------------------------------------------------------
Total liabilities                             102            -            14            -             7            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $853,266         $955      $173,239         $107      $554,608         $990
                                    =================================================================================

NET ASSETS
    Accumulation units                   $853,266         $955      $173,226         $107      $554,483         $990
    Contracts in payout
      (annuitization) period                    -            -            13            -           125            -
                                    ---------------------------------------------------------------------------------
Total net assets                         $853,266         $955      $173,239         $107      $554,608         $990
                                    =================================================================================

Total number of mutual fund shares     57,621,059       64,473    13,535,386        8,350    32,188,897       57,364
                                    =================================================================================

Cost of mutual fund shares               $940,003         $984      $206,816         $110      $733,160       $1,001
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                       AIM V.I.
                                        DENT                     AIM V.I.                   AIM V.I.     ALLIANCE
                                     DEMOGRAPHIC    AIM V.I.      CAPITAL     AIM V.I.      PREMIER      BERNSTEIN
                                       TRENDS        GROWTH    APPRECIATION  CORE EQUITY     EQUITY        VALUE
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                          $11,338         $848           $27          $41           $80       $2,709
                                    ---------------------------------------------------------------------------------
Total assets                               11,338          848            27           41            80        2,709

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    3            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               3            -             -            -             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                $11,335         $848           $27          $41           $80       $2,709
                                    =================================================================================

NET ASSETS
    Accumulation units                    $11,335         $848           $27          $41           $80       $2,709
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                          $11,335         $848           $27          $41           $80       $2,709
                                    =================================================================================

Total number of mutual fund shares      2,999,480       75,286         1,672        2,417         4,947      309,651
                                    =================================================================================

Cost of mutual fund shares                $13,467         $932           $34          $44           $87       $2,932
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                      ALLIANCE      ALLIANCE                  FIDELITY(R)   FIDELITY(R)  FIDELITY(R)
                                     GROWTH AND     PREMIER     FIDELITY(R)      VIP           VIP          VIP
                                       INCOME        GROWTH     VIP GROWTH   EQUITY-INCOME CONTRAFUND(R)  OVERSEAS
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                           $4,731       $2,094       $23,216      $23,855        $4,439           $9
                                    ---------------------------------------------------------------------------------
Total assets                                4,731        2,094        23,216       23,855         4,439            9

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    1            -             4            4             1            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               1            -             4            4             1            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                 $4,730       $2,094       $23,212      $23,851        $4,438           $9
                                    =================================================================================

NET ASSETS
    Accumulation units                     $4,730       $2,094       $23,212      $23,851        $4,438           $9
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                           $4,730       $2,094       $23,212      $23,851        $4,438           $9
                                    =================================================================================

Total number of mutual fund shares        286,931      121,132     1,000,254    1,325,264       247,315          848
                                    =================================================================================

Cost of mutual fund shares                 $5,706       $2,199       $24,417      $23,730        $4,720           $9
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                      FRANKLIN                                                           GALAXY VIP
                                      SMALL CAP                  GALAXY VIP                 GALAXY VIP      HIGH
                                        VALUE      GREENWICH      ASSET        GALAXY VIP   GROWTH AND     QUALITY
                                     SECURITIES   APPRECIATION  ALLOCATION      EQUITY       INCOME         BOND
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $17         $589          $631         $487          $122         $130
                                    ---------------------------------------------------------------------------------
Total assets                                   17          589           631          487           122          130

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $17         $589          $631         $487          $122         $130
                                    =================================================================================

NET ASSETS
    Accumulation units                        $17         $589          $631         $487          $122         $130
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $17         $589          $631         $487          $122         $130
                                    =================================================================================

Total number of mutual fund shares          1,814       33,520        52,433       43,112        15,339       11,785
                                    =================================================================================

Cost of mutual fund shares                    $20         $704          $875         $907          $171         $124
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                     GALAXY VIP
                                        SMALL       ING GET      ING GET      ING GET      ING GET      ING GET
                                       COMPANY       FUND -       FUND -       FUND -       FUND -       FUND -
                                       GROWTH       SERIES N     SERIES P     SERIES Q     SERIES R     SERIES S
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $57      $28,663      $142,429     $169,061      $170,561     $219,297
                                    ---------------------------------------------------------------------------------
Total assets                                   57       28,663       142,429      169,061       170,561      219,297

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            2       (1,417)           32            35           27
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            2       (1,417)           32            35           27
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $57      $28,661      $143,846     $169,029      $170,526     $219,270
                                    =================================================================================

NET ASSETS
    Accumulation units                        $57      $28,661      $143,846     $169,029      $170,526     $219,270
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $57      $28,661      $143,846     $169,029      $170,526     $219,270
                                    =================================================================================

Total number of mutual fund shares          7,252    2,832,289    13,991,036   16,838,766    16,887,183   21,777,267
                                    =================================================================================

Cost of mutual fund shares                    $90      $28,540      $140,492     $168,845      $169,204     $218,284
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                                 ING                     ING MFS(R)
                                                                               AMERICAN                   CAPITAL
                                       ING GET       ING GET                   CENTURY      ING J.P.   OPPORTUNITIES
                                        FUND -       FUND -      ING ALGER    SMALL CAP    MORGAN MID     (INITIAL
                                       SERIES T     SERIES U      GROWTH        VALUE      CAP VALUE      CLASS)
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                         $237,964       $1,048           $39           $2          $301       $1,280
                                    ---------------------------------------------------------------------------------
Total assets                              237,964        1,048            39            2           301        1,280

LIABILITIES
    Payable to Golden American
      Life Insurance Company                   16            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                              16            -             -            -             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $237,948       $1,048           $39           $2          $301       $1,280
                                    =================================================================================

NET ASSETS
    Accumulation units                   $237,948       $1,048           $39           $2          $301       $1,280
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                         $237,948       $1,048           $39           $2          $301       $1,280
                                    =================================================================================

Total number of mutual fund shares     23,514,212      104,710         5,928          214        32,577       67,567
                                    =================================================================================

Cost of mutual fund shares               $235,664       $1,047           $43           $2          $293       $1,561
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                      ING MFS(R)
                                       CAPITAL                                                             ING SALOMON
                                    OPPORTUNITIES   ING MFS(R)     ING OPCAP     ING PIMCO    ING SALOMON     BROS.
                                      (SERVICE       GLOBAL         BALANCED       TOTAL         BROS.      INVESTORS
                                       CLASS)        GROWTH         VALUE          RETURN       CAPITAL        VALUE
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $72          $75          $126         $593            $9           $4
                                    ---------------------------------------------------------------------------------
Total assets                                   72           75           126          593             9            4

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $72          $75          $126         $593            $9           $4
                                    =================================================================================

NET ASSETS
    Accumulation units                        $72          $75          $126         $593            $9           $4
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $72          $75          $126         $593            $9           $4
                                    =================================================================================

Total number of mutual fund shares          3,834        8,956        13,107       56,245           762          373
                                    =================================================================================

Cost of mutual fund shares                    $85          $75          $131         $599            $9           $4
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                   ING T. ROWE    ING UBS
                                     ING SCUDDER      PRICE       TACTICAL      ING VAN       ING VP
                                    INTERNATIONAL    GROWTH        ASSET        KAMPEN      WORLDWIDE       ING VP
                                       GROWTH        EQUITY     ALLOCATION     COMSTOCK      GROWTH          BOND
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                               $7         $144            $2       $1,737       $27,365      $49,597
                                    ---------------------------------------------------------------------------------
Total assets                                    7          144             2        1,737        27,365       49,597

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            -             7            7
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            -             7            7
                                    ---------------------------------------------------------------------------------

NET ASSETS                                     $7         $144            $2       $1,737       $27,358      $49,590
                                    =================================================================================

NET ASSETS
    Accumulation units                         $7         $144            $2       $1,737       $27,358      $49,590
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                               $7         $144            $2       $1,737       $27,358      $49,590
                                    =================================================================================

Total number of mutual fund shares            918        4,150            94      208,228     5,077,001    3,665,695
                                    =================================================================================

Cost of mutual fund shares                     $8         $162            $2       $1,730       $32,839      $49,791
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                     ING VP        ING VP        ING VP                    ING VP
                                       ING VP      INDEX PLUS      INDEX       INDEX PLUS  ING VP SMALL     VALUE
                                       GROWTH       LARGECAP     PLUS MIDCAP    SMALLCAP      COMPANY    OPPORTUNITY
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $46       $4,590        $5,910       $4,006          $156       $1,086
                                    ---------------------------------------------------------------------------------
Total assets                                   46        4,590         5,910        4,006           156        1,086

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            1             1            1             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            1             1            1             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $46       $4,589        $5,909       $4,005          $156       $1,086
                                    =================================================================================

NET ASSETS
    Accumulation units                        $46       $4,589        $5,909       $4,005          $156       $1,086
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $46       $4,589        $5,909       $4,005          $156       $1,086
                                    =================================================================================

Total number of mutual fund shares          6,680      423,812       499,540      403,834        13,756      111,346
                                    =================================================================================

Cost of mutual fund shares                    $50       $4,673        $6,054       $4,041          $209       $1,335
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                                  ING VP
                                                     ING VP          ING VP        LARGE        ING VP
                                       ING VP        GROWTH       INTERNATIONAL   COMPANY      LARGECAP       ING VP
                                     CONVERTIBLE   OPPORTUNITIES      VALUE        VALUE        GROWTH       MAGNACAP
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                           $1,034       $9,921           $42         $958        $1,006      $12,340
                                    ---------------------------------------------------------------------------------
Total assets                                1,034        9,921            42          958         1,006       12,340

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            3             -            -             -            2
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            3             -            -             -            2
                                    ---------------------------------------------------------------------------------

NET ASSETS                                 $1,034       $9,918           $42         $958        $1,006      $12,338
                                    =================================================================================

NET ASSETS
    Accumulation units                     $1,034       $9,918           $42         $958        $1,006      $12,338
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                           $1,034       $9,918           $42         $958        $1,006      $12,338
                                    =================================================================================

Total number of mutual fund shares        109,462    2,638,582         4,816      120,960       160,390    1,801,417
                                    =================================================================================

Cost of mutual fund shares                 $1,086      $12,343           $52       $1,116        $1,054      $14,542
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                       ING VP        ING VP     INVESCO VIF  INVESCO VIF
                                       MIDCAP       SMALLCAP    - FINANCIAL    - HEALTH    INVESCO VIF  INVESCO VIF
                                    OPPORTUNITIES OPPORTUNITIES  SERVICES      SCIENCES     - LEISURE   - UTILITIES
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $12      $30,125       $22,946      $30,564        $6,098       $7,784
                                    ---------------------------------------------------------------------------------
Total assets                                   12       30,125        22,946       30,564         6,098        7,784

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            7             5            6             1            1
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            7             5            6             1            1
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $12      $30,118       $22,941      $30,558        $6,097       $7,783
                                    =================================================================================

NET ASSETS
    Accumulation units                        $12      $30,118       $22,941      $30,558        $6,097       $7,783
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $12      $30,118       $22,941      $30,558        $6,097       $7,783
                                    =================================================================================

Total number of mutual fund shares          2,752    2,840,607     2,185,295    2,222,861       715,754      697,486
                                    =================================================================================

Cost of mutual fund shares                    $16      $42,110       $23,502      $32,262        $6,082       $7,988
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                   JANUS ASPEN               JANUS ASPEN
                                     JANUS ASPEN     SERIES     JANUS ASPEN    SERIES     OPPENHEIMER   OPPENHEIMER
                                       SERIES       FLEXIBLE      SERIES      WORLDWIDE      GLOBAL      STRATEGIC
                                      BALANCED       INCOME       GROWTH        GROWTH     SECURITIES       BOND
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                             $496         $283          $192       $3,535          $205          $16
                                    ---------------------------------------------------------------------------------
Total assets                                  496          283           192        3,535           205           16

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            1             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            1             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                   $496         $283          $192       $3,534          $205          $16
                                    =================================================================================

NET ASSETS
    Accumulation units                       $496         $283          $192       $3,534          $205          $16
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                             $496         $283          $192       $3,534          $205          $16
                                    =================================================================================

Total number of mutual fund shares         23,270       22,071        13,244      168,746        11,665        3,487
                                    =================================================================================

Cost of mutual fund shares                   $525         $273          $224       $3,639          $244          $16
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                     PIMCO
                                        PIMCO      STOCKSPLUS     PIONEER                    PIONEER      PIONEER
                                        HIGH       GROWTH AND  EQUITY-INCOME   PIONEER       MID-CAP       SMALL
                                        YIELD        INCOME         VCT        FUND VCT     VALUE VCT   COMPANY VCT
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                         $305,275     $181,641          $179      $20,067       $53,073       $3,418
                                    ---------------------------------------------------------------------------------
Total assets                              305,275      181,641           179       20,067        53,073        3,418

LIABILITIES
    Payable to Golden American
      Life Insurance Company                   38            4             -            3            11            1
                                    ---------------------------------------------------------------------------------
Total liabilities                              38            4             -            3            11            1
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $305,237     $181,637          $179      $20,064       $53,062       $3,417
                                    =================================================================================

NET ASSETS
    Accumulation units                   $305,237     $181,637          $179      $20,064       $53,062       $3,417
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                         $305,237     $181,637          $179      $20,064       $53,062       $3,417
                                    =================================================================================

Total number of mutual fund shares     42,576,723   25,044,953        11,764    1,315,882     3,571,539      376,869
                                    =================================================================================

Cost of mutual fund shares               $319,995     $240,989          $199      $21,406       $59,944       $3,947
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                                            PRUDENTIAL
                                                                                           SP JENNISON    PUTNAM VT
                                     PROFUND VP    PROFUND VP   PROFUND VP    PRUDENTIAL   INTERNATIONAL  GROWTH AND
                                        BULL       EUROPE 30     SMALL-CAP     JENNISON       GROWTH        INCOME
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                          $31,273      $15,629       $38,620      $37,756       $15,344       $1,662
                                    ---------------------------------------------------------------------------------
Total assets                               31,273       15,629        38,620       37,756        15,344        1,662

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    8            2             8            8             3            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               8            2             8            8             3            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                $31,265      $15,627       $38,612      $37,748       $15,341       $1,662
                                    =================================================================================

NET ASSETS
    Accumulation units                    $31,265      $15,627       $38,612      $37,748       $15,341       $1,662
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                          $31,265      $15,627       $38,612      $37,748       $15,341       $1,662
                                    =================================================================================

Total number of mutual fund shares      1,527,025      867,774     1,743,448    2,972,899     3,661,627       89,142
                                    =================================================================================

Cost of mutual fund shares                $32,082      $15,970       $40,061      $39,753       $15,921       $1,902
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                                                SMITH
                                      PUTNAM VT                                BARNEY                       SMITH
                                    INTERNATIONAL                            INTERNATIONAL SMITH BARNEY     BARNEY
                                     GROWTH AND     PUTNAM VT   SMITH BARNEY   ALL CAP       LARGE CAP      MONEY
                                       INCOME      VOYAGER II   HIGH INCOME     GROWTH         VALUE        MARKET
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                           $2,981       $1,645          $319         $201          $371         $143
                                    ---------------------------------------------------------------------------------
Total assets                                2,981        1,645           319          201           371          143

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                 $2,981       $1,645          $319         $201          $371         $143
                                    =================================================================================

NET ASSETS
    Accumulation units                     $2,981       $1,645          $319         $201          $371         $143
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                           $2,981       $1,645          $319         $201          $371         $143
                                    =================================================================================

Total number of mutual fund shares        357,012      470,066        50,922       22,831        28,077      142,697
                                    =================================================================================

Cost of mutual fund shares                 $3,378       $2,030          $533         $365          $563         $143
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                    UBS TACTICAL
                                     ALLOCATION
                                    --------------
ASSETS
    Investments in mutual funds at
      fair value                           $1,548
                                    --------------
Total assets                                1,548

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -
                                    --------------
Total liabilities                               -
                                    --------------

NET ASSETS                                 $1,548
                                    ==============

NET ASSETS
    Accumulation units                     $1,548
    Contracts in payout
      (annuitization) period                    -
                                    --------------
Total net assets                           $1,548
                                    ==============

Total number of mutual fund shares        159,134
                                    ==============

Cost of mutual fund shares                 $1,802
                                    ==============

SEE ACCOMPANYING NOTES.

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                                       28

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                                       29

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                                       30

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                                       31

                     Golden American Life Insurance Company
                               Separate Account B

                             Statement of Operations

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                            GCG TRUST                  GCG TRUST    GCG TRUST
                                                               GCG TRUST      ASSET      GCG TRUST      CAPITAL      CAPITAL
                                                  GCG TRUST     ALL CAP     ALLOCATION    CAPITAL       GROWTH       GUARDIAN
                                                   ALL CAP      ADVISOR       GROWTH       GROWTH       ADVISOR     SMALL CAP
                                                 -------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $632         $-           $602           $-         $-            $523
                                                 -------------------------------------------------------------------------------
Total investment income                                  632          -            602            -          -             523

Expenses:
   Mortality and expense risk and other charges        4,742          -            929        4,657          -           6,716
     Annual administrative charges                       161          -             32          159          -             248
     Minimum death benefit guarantee charges               -          -              -            -          -               -
     Contingent deferred sales charges                   286          -             32          520          -             523
     Other contract charges                              481          -            120          154          -             368
     Amortization of deferred charges related
      to:
        Deferred sales load                                -          -              -            1          -               3
        Premium taxes                                      -          -              -            -          -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                         5,670          -          1,113        5,491          -           7,858
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                          (5,038)         -           (511)      (5,491)         -          (7,335)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments              (14,269)         -         (2,018)    (211,562)         -         (87,705)
Capital gains distributions                                2          -              -            -          -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                       (14,267)         -         (2,018)    (211,562)         -         (87,705)

Net unrealized appreciation (depreciation) of
   investments                                       (74,887)        (1)        (8,019)      97,211         (6)        (39,390)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                  $(94,192)       $(1)      $(10,548)   $(119,842)       $(6)      $(134,430)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                  GCG TRUST
                                                   CAPITAL
                                                   GUARDIAN                 GCG TRUST    GCG TRUST     GCG TRUST    GCG TRUST
                                                  SMALL CAP    GCG TRUST    CORE BOND    DEVELOPING   DEVELOPING   DIVERSIFIED
                                                   ADVISOR     CORE BOND     ADVISOR       WORLD     WORLD ADVISOR   MID-CAP
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-         $9,185        $16             $-         $-            $228
                                                 -------------------------------------------------------------------------------
Total investment income                                  -          9,185         16              -          -             228

Expenses:
   Mortality and expense risk and other charges          -          4,101          1          1,144          -           1,361
     Annual administrative charges                       -            124          -             50          -              43
     Minimum death benefit guarantee charges             -              -          -              -          -               -
     Contingent deferred sales charges                   -            185          -             93          -              62
     Other contract charges                              -            376          -             68          -             167
     Amortization of deferred charges related
      to:
        Deferred sales load                              -              1          -              1          -               -
        Premium taxes                                    -              -          -              -          -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -          4,787          1          1,356          -           1,633
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          4,398         15         (1,356)         -          (1,405)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -          1,692          -          1,932          -          (1,645)
Capital gains distributions                              -            545          1              -          -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -          2,237          1          1,932          -          (1,645)

Net unrealized appreciation (depreciation) of
   investments                                           1         10,717         (3)        (8,556)        (2)        (16,949)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                      $1        $17,352        $13        $(7,980)       $(2)       $(19,999)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                  GCG TRUST                 GCG TRUST                  GCG TRUST
                                                 DIVERSIFIED   GCG TRUST     EQUITY      GCG TRUST      EQUITY      GCG TRUST
                                                   MID-CAP       EQUITY      GROWTH        EQUITY       INCOME       EQUITY
                                                   ADVISOR       GROWTH      ADVISOR       INCOME       ADVISOR    OPPORTUNITY
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $3           $-         $5,698         $7            $437
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            3            -          5,698          7             437

Expenses:
   Mortality and expense risk and other charges          -           19            1          6,536          1           5,459
     Annual administrative charges                       -            1            -            217          -             191
     Minimum death benefit guarantee charges             -            -            -              3          -               -
     Contingent deferred sales charges                   -            -            -            413          -             459
     Other contract charges                              -            2            -            399          -             287
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -             18          -              12
        Premium taxes                                    -            -            -              -          -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           22            1          7,586          1           6,408
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          (19)          (1)        (1,888)         6          (5,971)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -          (88)           -        (15,791)         -        (150,767)
Capital gains distributions                              -            -            -          1,935          3               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -          (88)           -        (13,856)         3        (150,767)

Net unrealized appreciation (depreciation) of
   investments                                          (4)        (170)         (22)       (56,537)       (20)         21,921
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(4)       $(277)        $(23)      $(72,281)      $(11)      $(134,817)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                  GCG TRUST                                            GCG TRUST    GCG TRUST
                                                    EQUITY     GCG TRUST    GCG TRUST    GCG TRUST       FULLY     FUNDAMENTAL
                                                 OPPORTUNITY     FOCUS     FOCUS VALUE     FULLY        MANAGED       GROWTH
                                                   ADVISOR       VALUE       ADVISOR      MANAGED       ADVISOR       FOCUS
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $-           $-        $14,219          $10            $-
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            -            -         14,219           10             -

Expenses:
   Mortality and expense risk and other charges          -           33            -         13,275            1            11
     Annual administrative charges                       -            1            -            486            -             -
     Minimum death benefit guarantee charges             -            -            -              1            -             -
     Contingent deferred sales charges                   -            1            -            905            -             -
     Other contract charges                              -            4            -            881            -             1
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -             15            -             -
        Premium taxes                                    -            -            -              1            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           39            -         15,564            1            12
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          (39)           -         (1,345)           9           (12)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (201)           -          3,703            1           (17)
Capital gains distributions                              -            -            -         10,018            8             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (201)           -         13,721            9           (17)

Net unrealized appreciation (depreciation) of
   investments                                           -          (90)          (2)       (34,916)         (20)         (114)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                      $-        $(330)         $(2)      $(22,540)         $(2)        $(143)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                  GCG TRUST                 GCG TRUST
                                                 FUNDAMENTAL   GCG TRUST     GLOBAL                    GCG TRUST
                                                    GROWTH      GLOBAL      FRANCHISE    GCG TRUST      GROWTH      GCG TRUST
                                                   ADVISOR     FRANCHISE     ADVISOR       GROWTH       ADVISOR    HARD ASSETS
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $-           $-             $-         $-            $386
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            -            -              -          -             386

Expenses:
   Mortality and expense risk and other charges          -           70            1         11,796          -             912
     Annual administrative charges                       -            3            -            421          -              33
     Minimum death benefit guarantee charges             -            -            -              -          -               1
     Contingent deferred sales charges                   -            2            -          1,183          -              39
     Other contract charges                              -            9            -            545          -              42
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -              5          -               1
        Premium taxes                                    -            -            -              -          -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           84            1         13,950          -           1,028
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          (84)          (1)       (13,950)         -            (642)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (154)           -       (524,085)         -          (2,333)
Capital gains distributions                              -            -            -              -          -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (154)           -       (524,085)         -          (2,333)

Net unrealized appreciation (depreciation) of
   investments                                          (5)        (208)           6        244,425         (5)         (1,937)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(5)       $(446)          $5      $(293,610)       $(5)        $(4,912)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                               GCG TRUST    GCG TRUST                  GCG TRUST
                                                  GCG TRUST  INTERNATIONAL INTERNATIONAL  GCG TRUST  INTERNATIONAL   GCG TRUST
                                                 HARD ASSETS    ENHANCED     ENHANCED   INTERNATIONAL   EQUITY       INTERNET
                                                   ADVISOR        EAFE     EAFE ADVISOR    EQUITY       ADVISOR     TOLLKEEPER
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-          $13           $-         $1,039         $2              $-
                                                 -------------------------------------------------------------------------------
Total investment income                                  -           13            -          1,039          2               -

Expenses:
   Mortality and expense risk and other charges          -           31            -          2,195          1             142
     Annual administrative charges                       -            1            -             68          -               5
     Minimum death benefit guarantee charges             -            -            -              -          -               -
     Contingent deferred sales charges                   -            -            -            205          -               3
     Other contract charges                              -            5            -             81          -              19
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -              -          -               -
        Premium taxes                                    -            -            -              -          -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           37            -          2,549          1             169
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          (24)           -         (1,510)         1            (169)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (285)           -        (18,218)         -          (3,259)
Capital gains distributions                              -            -            -              -          -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (285)           -        (18,218)         -          (3,259)

Net unrealized appreciation (depreciation) of
   investments                                           1           29           (1)        (1,709)         -              32
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                      $1        $(280)         $(1)      $(21,437)        $1         $(3,396)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                         GCG TRUST  GCG TRUST J.P.
                                                  GCG TRUST                             J.P. MORGAN     MORGAN      GCG TRUST
                                                   INTERNET                 GCG TRUST     FLEMING       FLEMING       JANUS
                                                  TOLLKEEPER   GCG TRUST    INVESTORS    SMALL CAP     SMALL CAP    GROWTH AND
                                                   ADVISOR     INVESTORS     ADVISOR       EQUITY       ADVISOR       INCOME
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $771         $1           $-           $-            $527
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            771          1            -            -             527

Expenses:
   Mortality and expense risk and other charges          -          1,619          -           47            1           1,971
     Annual administrative charges                       -             45          -            2            -              69
     Minimum death benefit guarantee charges             -              -          -            -            -               -
     Contingent deferred sales charges                   -             98          -            1            -             130
     Other contract charges                              -            165          -            6            -             226
     Amortization of deferred charges related
      to:
        Deferred sales load                              -              -          -            -            -               -
        Premium taxes                                    -              -          -            -            -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -          1,927          -           56            1           2,396
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -         (1,156)         1          (56)          (1)         (1,869)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (2,693)         -          (90)           -          (4,040)
Capital gains distributions                              -              -          -            -            -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (2,693)         -          (90)           -          (4,040)

Net unrealized appreciation (depreciation) of
   investments                                          (4)       (23,933)         -         (411)          (9)        (22,039)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(4)      $(27,782)        $1        $(557)        $(10)       $(27,948)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                  GCG TRUST
                                                    JANUS                   GCG TRUST    GCG TRUST                   GCG TRUST
                                                  GROWTH AND   GCG TRUST    LARGE CAP     LIMITED                     LIQUID
                                                    INCOME     LARGE CAP      VALUE       MATURITY    GCG TRUST       ASSET
                                                   ADVISOR       VALUE       ADVISOR        BOND     LIQUID ASSET    ADVISOR
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $1           $695         $-        $16,692      $14,926          $2
                                                 -------------------------------------------------------------------------------
Total investment income                                  1            695          -         16,692       14,926           2

Expenses:
   Mortality and expense risk and other charges          1          4,710          1          7,274       16,952           4
     Annual administrative charges                       -            154          -            236          607           -
     Minimum death benefit guarantee charges             -              -          -              1            4           -
     Contingent deferred sales charges                   -            343          -            650       31,673           -
     Other contract charges                              -            473          -            352          686           -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -              -          -              7           20           -
        Premium taxes                                    -              -          -              1            7           -
                                                 -------------------------------------------------------------------------------
Total expenses                                           1          5,680          1          8,521       49,949           4
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -         (4,985)        (1)         8,171      (35,023)         (2)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -        (12,529)         -          5,336            -           -
Capital gains distributions                              -              -          -          1,065            -           -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -        (12,529)         -          6,401            -           -

Net unrealized appreciation (depreciation) of
   investments                                         (15)       (66,466)       (14)         9,830            -           -
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $(15)      $(83,980)      $(15)       $24,402     $(35,023)        $(2)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                               GCG TRUST               GCG TRUST
                                                  GCG TRUST     MANAGED     GCG TRUST   MID-CAP                    GCG TRUST
                                                   MANAGED      GLOBAL       MID-CAP     GROWTH       GCG TRUST   REAL ESTATE
                                                   GLOBAL       ADVISOR      GROWTH      ADVISOR     REAL ESTATE    ADVISOR
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $306         $-             $-         $-         $6,320          $7
                                                 -------------------------------------------------------------------------------
Total investment income                                  306          -              -          -          6,320           7

Expenses:
   Mortality and expense risk and other charges        3,679          -          9,857          -          2,682           -
     Annual administrative charges                       115          -            303          -            104           -
     Minimum death benefit guarantee charges               -          -              1          -              -           -
     Contingent deferred sales charges                   215          -            836          -            181           -
     Other contract charges                              267          -            578          -            184           -
     Amortization of deferred charges related
      to:
        Deferred sales load                                7          -              6          -              5           -
        Premium taxes                                      -          -              -          -              -           -
                                                 -------------------------------------------------------------------------------
Total expenses                                         4,283          -         11,581          -          3,156           -
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                          (3,977)         -        (11,581)         -          3,164           7

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments               (2,654)         -       (502,998)         -          3,631           -
Capital gains distributions                                -          -              -          -          1,891           2
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                        (2,654)         -       (502,998)         -          5,522           2

Net unrealized appreciation (depreciation) of
   investments                                       (50,119)        (2)        41,552         (9)       (16,719)         (2)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                  $(56,750)       $(2)     $(473,027)       $(9)       $(8,033)         $7
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                        GCG TRUST                   GCG TRUST
                                                               GCG TRUST    GCG TRUST     SPECIAL      GCG TRUST    STRATEGIC
                                                   GCG TRUST    RESEARCH     SPECIAL     SITUATIONS    STRATEGIC     EQUITY
                                                   RESEARCH     ADVISOR     SITUATIONS    ADVISOR       EQUITY       ADVISOR
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                          $2,140         $-             $-         $-             $-          $-
                                                 -------------------------------------------------------------------------------
Total investment income                                2,140          -              -          -              -           -

Expenses:
   Mortality and expense risk and other charges        8,315          -            411          -          3,062           -
     Annual administrative charges                       274          -             17          -            104           -
     Minimum death benefit guarantee charges               -          -              -          -              -           -
     Contingent deferred sales charges                   895          -             23          -            320           -
     Other contract charges                              398          -             53          -            184           -
     Amortization of deferred charges related
      to:
        Deferred sales load                                1          -              -          -              2           -
        Premium taxes                                      -          -              -          -              -           -
                                                 -------------------------------------------------------------------------------
Total expenses                                         9,883          -            504          -          3,672           -
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                          (7,743)         -           (504)         -         (3,672)          -

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments             (159,946)         -         (1,565)         -       (113,239)          -
Capital gains distributions                                -          -              -          -              -           -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                      (159,946)         -         (1,565)         -       (113,239)          -

Net unrealized appreciation (depreciation) of
   investments                                         3,501         (3)        (6,229)        (1)        38,088          (1)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                 $(164,188)       $(3)       $(8,298)       $(1)      $(78,823)        $(1)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                                                    GCG TRUST
                                                               GCG TRUST                 GCG TRUST    GCG TRUST     VAN KAMPEN
                                                  GCG TRUST      TOTAL      GCG TRUST      VALUE      VAN KAMPEN    GROWTH AND
                                                    TOTAL        RETURN       VALUE        EQUITY     GROWTH AND      INCOME
                                                    RETURN      ADVISOR       EQUITY      ADVISOR       INCOME       ADVISOR
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                         $19,811        $18         $1,325         $1         $5,457          $6
                                                 -------------------------------------------------------------------------------
Total investment income                               19,811         18          1,325          1          5,457           6

Expenses:
   Mortality and expense risk and other charges       13,476          1          3,024          -         10,153           1
     Annual administrative charges                       457          -            102          -            334           -
     Minimum death benefit guarantee charges               -          -              -          -              -           -
     Contingent deferred sales charges                 1,115          -            279          -          1,058           -
     Other contract charges                              705          -            150          -            323           -
     Amortization of deferred charges related
      to:
        Deferred sales load                                5          -              3          -             18           -
        Premium taxes                                      1          -              -          -              1           -
                                                 -------------------------------------------------------------------------------
Total expenses                                        15,759          1          3,558          -         11,887           1
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                           4,052         17         (2,233)         1         (6,430)          5

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  295          1        (11,165)         -         (9,833)          1
Capital gains distributions                              409          -              -          -              -           -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           704          1        (11,165)         -         (9,833)          1

Net unrealized appreciation (depreciation) of
   investments                                       (67,592)       (29)       (27,107)        (3)      (100,836)        (12)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                  $(62,836)      $(11)      $(40,505)       $(2)     $(117,099)        $(6)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                   AIM V.I.
                                                     DENT                    AIM V.I.                   AIM V.I.     ALLIANCE
                                                 DEMOGRAPHIC    AIM V.I.     CAPITAL      AIM V.I.      PREMIER      BERNSTEIN
                                                    TRENDS       GROWTH    APPRECIATION CORE EQUITY     EQUITY         VALUE
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                              $-         $-           $-           $-           $-            $3
                                                 -------------------------------------------------------------------------------
Total investment income                                    -          -            -            -            -             3

Expenses:
   Mortality and expense risk and other charges          140         11            -            -            -            26
     Annual administrative charges                         5          -            -            -            -             1
     Minimum death benefit guarantee charges               -          -            -            -            -             -
     Contingent deferred sales charges                     3          -            -            -            -             -
     Other contract charges                               11          -            -            -            -             -
     Amortization of deferred charges related
      to:
        Deferred sales load                                -          -            -            -            -             -
        Premium taxes                                      -          -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           159         11            -            -            -            27
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                            (159)       (11)           -            -            -           (24)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments               (1,222)      (108)           -            -            -           (19)
Capital gains distributions                                -          -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                        (1,222)      (108)           -            -            -           (19)

Net unrealized appreciation (depreciation) of
   investments                                        (2,117)      (102)          (7)          (3)          (7)         (241)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                   $(3,498)     $(221)         $(7)         $(3)         $(7)        $(284)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                   ALLIANCE     ALLIANCE    FIDELITY(R)  FIDELITY(R)   FIDELITY(R)  FIDELITY(R)
                                                  GROWTH AND    PREMIER                     VIP           VIP          VIP
                                                    INCOME       GROWTH     VIP GROWTH  EQUITY-INCOME CONTRAFUND(R)  OVERSEAS
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $144           $-           $1         $102          $11          $-
                                                 -------------------------------------------------------------------------------
Total investment income                                  144            -            1          102           11           -

Expenses:
   Mortality and expense risk and other charges           54           25          114          140           44           -
     Annual administrative charges                         1            1            5            5            1           -
     Minimum death benefit guarantee charges               -            -            -            -            -           -
     Contingent deferred sales charges                     3            -            4            4            1           -
     Other contract charges                                -            -            8            6            -           -
     Amortization of deferred charges related
      to:
        Deferred sales load                                -            -            -            -            -           -
        Premium taxes                                      -            -            -            -            -           -
                                                 -------------------------------------------------------------------------------
Total expenses                                            58           26          131          155           46           -
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                              86          (26)        (130)         (53)         (35)          -

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  (72)        (413)        (725)      (1,606)         (35)          -
Capital gains distributions                                -            -            -            -            -           -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           (72)        (413)        (725)      (1,606)         (35)          -

Net unrealized appreciation (depreciation) of
   investments                                        (1,016)        (166)      (1,237)          62         (331)          -
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                   $(1,002)       $(605)     $(2,092)     $(1,597)       $(401)         $-
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                                                                    GALAXY VIP
                                                  FRANKLIN                  GALAXY VIP                GALAXY VIP       HIGH
                                                  SMALL CAP    GREENWICH      ASSET      GALAXY VIP   GROWTH AND     QUALITY
                                                    VALUE     APPRECIATION  ALLOCATION     EQUITY       INCOME         BOND
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-          $10          $20           $1           $-            $6
                                                 -------------------------------------------------------------------------------
Total investment income                                  -           10           20            1            -             6

Expenses:
   Mortality and expense risk and other charges          -            9           15           10            2             2
     Annual administrative charges                       -            1            1            1            -             -
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            -            1            -             -
     Other contract charges                              -            -            -            -            -             -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           10           16           12            2             2
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -            -            4          (11)          (2)            4

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -          (11)        (192)         (84)          (5)            2
Capital gains distributions                              -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -          (11)        (192)         (84)          (5)            2

Net unrealized appreciation (depreciation) of
   investments                                          (3)        (130)         (40)        (126)         (42)            3
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(3)       $(141)       $(228)       $(221)        $(49)           $9
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                  GALAXY VIP
                                                    SMALL       ING GET      ING GET      ING GET      ING GET       ING GET
                                                   COMPANY       FUND -       FUND -       FUND -       FUND -        FUND -
                                                    GROWTH      SERIES N     SERIES P     SERIES Q     SERIES R      SERIES S
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-         $396         $109       $3,320         $2,458      $1,400
                                                 -------------------------------------------------------------------------------
Total investment income                                  -          396          109        3,320          2,458       1,400

Expenses:
   Mortality and expense risk and other charges          1          597        3,008        2,883          2,050       1,464
     Annual administrative charges                       -            8       (1,381)          42             36          28
     Minimum death benefit guarantee charges             -            -            -            -              -           -
     Contingent deferred sales charges                   -           16           95           60             52          40
     Other contract charges                              -            -            -            -              -           -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -              -           -
        Premium taxes                                    -            -            -            -              -           -
                                                 -------------------------------------------------------------------------------
Total expenses                                           1          621        1,722        2,985          2,138       1,532
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                            (1)        (225)      (1,613)         335            320        (132)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                 (7)           1          (70)          (3)            48         (15)
Capital gains distributions                              -            -            -            -              -           -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                          (7)           1          (70)          (3)            48         (15)

Net unrealized appreciation (depreciation) of
   investments                                         (23)        (538)       1,644          217          1,356       1,013
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $(31)       $(762)        $(39)        $549         $1,724        $866
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                            ING                     ING MFS(R)
                                                                                          AMERICAN                   CAPITAL
                                                   ING GET      ING GET                   CENTURY      ING J.P.   OPPORTUNITIES
                                                    FUND -       FUND -      ING ALGER   SMALL CAP    MORGAN MID     (INITIAL
                                                   SERIES T     SERIES U      GROWTH       VALUE       CAP VALUE      CLASS)
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                             $26         $-           $-           $-           $1              $-
                                                 -------------------------------------------------------------------------------
Total investment income                                   26          -            -            -            1               -

Expenses:
   Mortality and expense risk and other charges          304          -            -            -            1              17
     Annual administrative charges                        17          -            -            -            -               -
     Minimum death benefit guarantee charges               -          -            -            -            -               -
     Contingent deferred sales charges                     3          -            -            -            -               -
     Other contract charges                                -          -            -            -            -               -
     Amortization of deferred charges related
      to:
        Deferred sales load                                -          -            -            -            -               -
        Premium taxes                                      -          -            -            -            -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           324          -            -            -            1              17
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                            (298)         -            -            -            -             (17)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                    8          -            -            -           (4)            (59)
Capital gains distributions                                -          -            -            -            -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                             8          -            -            -           (4)            (59)

Net unrealized appreciation (depreciation) of
   investments                                         2,300          -           (4)           -            7            (329)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $2,010         $-          $(4)          $-           $3           $(405)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                   ING MFS(R)
                                                   CAPITAL                                                         ING SALOMON
                                                 OPPORTUNITIES  ING MFS(R)  ING OPCAP     ING PIMCO   ING SALOMON      BROS.
                                                   (SERVICE      GLOBAL      BALANCED      TOTAL         BROS.      INVESTORS
                                                    CLASS)       GROWTH       VALUE        RETURN       CAPITAL        VALUE
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $-           $-          $14           $-            $-
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            -            -           14            -             -

Expenses:
   Mortality and expense risk and other charges          -            -            -            1            -             -
     Annual administrative charges                       -            -            -            -            -             -
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            -            -            -             -
     Other contract charges                              -            -            -            -            -             -
     Amortization of deferred charges related
       to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -            -            -            1            -             -
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -            -            -           13            -             -

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -            -            -            1            -             -
Capital gains distributions                              -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -            -            -            1            -             -

Net unrealized appreciation (depreciation) of
   investments                                         (13)           -           (5)          (5)           -             -
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $(13)          $-          $(5)          $9           $-            $-
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                               ING T. ROWE   ING UBS
                                                  ING SCUDDER     PRICE     TACTICAL     ING VAN       ING VP
                                                 INTERNATIONAL   GROWTH       ASSET       KAMPEN      WORLDWIDE      ING VP
                                                    GROWTH       EQUITY    ALLOCATION    COMSTOCK      GROWTH         BOND
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $-           $-           $7           $4        $1,391
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            -            -            7            4         1,391

Expenses:
   Mortality and expense risk and other charges          -            -            -            4          443           220
     Annual administrative charges                       -            -            -            -           16            11
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            -            1           16            33
     Other contract charges                              -            -            -            -           65            21
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -            -            -            5          540           285
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -            -            -            2         (536)        1,106

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -            -            -            -       (2,830)          134
Capital gains distributions                              -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -            -            -            -       (2,830)          134

Net unrealized appreciation (depreciation) of
   investments                                           -          (19)           -            7       (4,792)         (195)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                      $-         $(19)          $-           $9      $(8,158)       $1,045
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                 ING VP       ING VP       ING VP                    ING VP
                                                    ING VP     INDEX PLUS   INDEX PLUS   INDEX PLUS  ING VP SMALL    VALUE
                                                    GROWTH      LARGECAP      MIDCAP      SMALLCAP      COMPANY    OPPORTUNITY
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $4          $11          $10           $1            $3
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            4           11           10            1             3

Expenses:
   Mortality and expense risk and other charges          -           34           57           40            1            14
     Annual administrative charges                       -            1            1            1            -             1
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            1            1            -             -
     Other contract charges                              -            -            -            -            -             -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           35           59           42            1            15
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          (31)         (48)         (32)           -           (12)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (505)        (505)        (416)          (5)          (45)
Capital gains distributions                              -            -            -           22            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (505)        (505)        (394)          (5)          (45)

Net unrealized appreciation (depreciation) of
   investments                                          (5)        (104)        (180)         (90)         (53)         (250)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(5)       $(640)       $(733)       $(516)        $(58)        $(307)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                          ING VP
                                                                 ING VP       ING VP      LARGE         ING VP
                                                    ING VP       GROWTH    INTERNATIONAL  COMPANY      LARGECAP       ING VP
                                                 CONVERTIBLE  OPPORTUNITIES   VALUE        VALUE        GROWTH        MAGNACAP
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                           $23             $-         $-           $9           $4             $99
                                                 -------------------------------------------------------------------------------
Total investment income                                 23              -          -            9            4              99

Expenses:
   Mortality and expense risk and other charges         11            141          -           10           13             166
     Annual administrative charges                       -              5          -            -            -               5
     Minimum death benefit guarantee charges             -              -          -            -            -               -
     Contingent deferred sales charges                   -              4          -            -            -               8
     Other contract charges                              -             20          -            -            -              16
     Amortization of deferred charges related
      to:
        Deferred sales load                              -              -          -            -            -               -
        Premium taxes                                    -              -          -            -            -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                          11            170          -           10           13             195
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                            12           (170)         -           (1)          (9)            (96)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                (15)          (662)         -          (40)        (292)           (437)
Capital gains distributions                              -              -          -            -            -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                         (15)          (662)         -          (40)        (292)           (437)

Net unrealized appreciation (depreciation) of
   investments                                         (53)        (2,425)       (10)        (163)         (52)         (2,222)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $(56)       $(3,257)      $(10)       $(204)       $(353)        $(2,755)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                    ING VP        ING VP    INVESCO VIF  INVESCO VIF
                                                    MIDCAP       SMALLCAP   - FINANCIAL   - HEALTH     INVESCO VIF  INVESCO VIF
                                                 OPPORTUNITIES OPPORTUNITIES  SERVICES     SCIENCES     - LEISURE   - UTILITIES
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-             $-         $148           $-           $-           $40
                                                 -------------------------------------------------------------------------------
Total investment income                                  -              -          148            -            -            40

Expenses:
   Mortality and expense risk and other charges          -            408          211          389           33            58
     Annual administrative charges                       -             12            8           12            1             2
     Minimum death benefit guarantee charges             -              -            -            -            -             -
     Contingent deferred sales charges                   -              8            7           10            1             2
     Other contract charges                              -             65           18           23            5             6
     Amortization of deferred charges related
      to:
        Deferred sales load                              -              -            -            -            -             -
        Premium taxes                                    -              -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -            493          244          434           40            68
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -           (493)         (96)        (434)         (40)          (28)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (1,185)      (1,999)      (4,162)        (157)         (205)
Capital gains distributions                              -              -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (1,185)      (1,999)      (4,162)        (157)         (205)

Net unrealized appreciation (depreciation) of
   investments                                          (4)       (12,282)        (590)      (1,617)          16          (198)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(4)      $(13,960)     $(2,685)     $(6,213)       $(181)        $(431)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                                          JANUS
                                                               JANUS ASPEN                ASPEN
                                                  JANUS ASPEN    SERIES     JANUS ASPEN   SERIES     OPPENHEIMER   OPPENHEIMER
                                                    SERIES      FLEXIBLE      SERIES     WORLDWIDE      GLOBAL      STRATEGIC
                                                   BALANCED      INCOME       GROWTH      GROWTH      SECURITIES      BOND
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $8           $6           $-          $21           $-            $-
                                                 -------------------------------------------------------------------------------
Total investment income                                  8            6            -           21            -             -

Expenses:
   Mortality and expense risk and other charges          2            1            1           60            1             -
     Annual administrative charges                       -            -            -            1            -             -
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            -            -            -             -
     Other contract charges                              -            -            -            -            -             -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           2            1            1           61            1             -
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             6            5           (1)         (40)          (1)            -

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                 (3)           -            -         (682)          (6)           (1)
Capital gains distributions                              -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                          (3)           -            -         (682)          (6)           (1)

Net unrealized appreciation (depreciation) of
   investments                                         (29)          10          (32)        (169)         (38)            1
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $(26)         $15         $(33)       $(891)        $(45)           $-
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                 PIMCO
                                                               STOCKSPLUS    PIONEER                    PIONEER      PIONEER
                                                  PIMCO HIGH   GROWTH AND  EQUITY-INCOME  PIONEER       MID-CAP       SMALL
                                                    YIELD        INCOME        VCT        FUND VCT     VALUE VCT   COMPANY VCT
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                         $21,664       $5,561           $3         $124         $195            $1
                                                 -------------------------------------------------------------------------------
Total investment income                               21,664        5,561            3          124          195             1

Expenses:
   Mortality and expense risk and other charges        4,283        3,303            1          191          584            39
     Annual administrative charges                       133           96            -            5           23             1
     Minimum death benefit guarantee charges               -            -            -            -            -             -
     Contingent deferred sales charges                   340          374            -            3           18             -
     Other contract charges                              248          151            -           23           48             -
     Amortization of deferred charges related
      to:
        Deferred sales load                                1            1            -            -            -             -
        Premium taxes                                      -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                         5,005        3,925            1          222          673            40
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                          16,659        1,636            2          (98)        (478)          (39)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments              (18,706)     (63,970)           -       (1,493)      (1,011)          (35)
Capital gains distributions                                -            -            -            -        1,087             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                       (18,706)     (63,970)           -       (1,493)          76           (35)

Net unrealized appreciation (depreciation) of
   investments                                        (3,581)      10,124          (21)      (1,359)      (6,968)         (577)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                   $(5,628)    $(52,210)        $(19)     $(2,950)     $(7,370)        $(651)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                                       PRUDENTIAL
                                                                                                      SP JENNISON   PUTNAM VT
                                                   PROFUND VP  PROFUND VP   PROFUND VP   PRUDENTIAL  INTERNATIONAL  GROWTH AND
                                                     BULL      EUROPE 30    SMALL-CAP     JENNISON      GROWTH        INCOME
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                              $-           $-           $-           $-           $-           $19
                                                 -------------------------------------------------------------------------------
Total investment income                                    -            -            -            -            -            19

Expenses:
   Mortality and expense risk and other charges          422          151          516          691          251            19
     Annual administrative charges                        19            3           17           20            8             -
     Minimum death benefit guarantee charges               -            -            -            -            -             -
     Contingent deferred sales charges                    20           31           58           28           12             -
     Other contract charges                               27            6           37           82           26             -
     Amortization of deferred charges related
      to:
        Deferred sales load                                -            -            -            -            -             -
        Premium taxes                                      -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           488          191          628          821          297            19
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                            (488)        (191)        (628)        (821)        (297)            -

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments               (7,045)      (1,793)      (6,274)     (12,816)      (2,827)          (30)
Capital gains distributions                                -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                        (7,045)      (1,793)      (6,274)     (12,816)      (2,827)          (30)

Net unrealized appreciation (depreciation) of
   investments                                        (1,022)        (425)      (1,582)      (2,790)        (897)         (254)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                   $(8,555)     $(2,409)     $(8,484)    $(16,427)     $(4,021)        $(284)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                           SMITH
                                                  PUTNAM VT                               BARNEY                      SMITH
                                                 INTERNATIONAL                SMITH     INTERNATIONAL SMITH BARNEY    BARNEY
                                                  GROWTH AND   PUTNAM VT   BARNEY HIGH    ALL CAP      LARGE CAP      MONEY
                                                    INCOME     VOYAGER II     INCOME       GROWTH        VALUE        MARKET
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $6           $-          $82           $2          $18            $2
                                                 -------------------------------------------------------------------------------
Total investment income                                  6            -           82            2           18             2

Expenses:
   Mortality and expense risk and other charges         34           19            5            3            7             2
     Annual administrative charges                       1            1            -            -            -             -
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            -            -            -             8
     Other contract charges                              -            -            -            -            -             -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                          35           20            5            3            7            10
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                           (29)         (20)          77           (1)          11            (8)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                (12)          (8)         (33)          (9)         (24)            -
Capital gains distributions                              -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                         (12)          (8)         (33)          (9)         (24)            -

Net unrealized appreciation (depreciation) of
   investments                                        (412)        (431)         (62)         (67)        (133)            -
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                   $(453)       $(459)        $(18)        $(77)       $(146)          $(8)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                     UBS
                                                   TACTICAL
                                                  ALLOCATION
                                                 --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $5
                                                 --------------
Total investment income                                  5

Expenses:
   Mortality and expense risk and other charges         17
     Annual administrative charges                       -
     Minimum death benefit guarantee charges             -
     Contingent deferred sales charges                   -
     Other contract charges                              -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -
        Premium taxes                                    -
                                                 --------------
Total expenses                                          17
                                                 --------------
Net investment income (loss)                           (12)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                (15)
Capital gains distributions                              -
                                                 --------------
Net realized gain (loss) on investments and
   capital gains distributions                         (15)

Net unrealized appreciation (depreciation) of
   investments                                        (299)
                                                 --------------

Net increase (decrease) in net assets resulting
   from operations                                   $(326)
                                                 ==============

SEE ACCOMPANYING NOTES.


This page is intentionally left blank.

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                                       59

                    Golden American Life Insurance Company
                               Separate Account B

                       Statements of Changes in Net Assets

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                                GCG TRUST              GCG TRUST    GCG TRUST
                                                                    GCG TRUST     ASSET     GCG TRUST   CAPITAL      CAPITAL
                                                       GCG TRUST     ALL CAP   ALLOCATION    CAPITAL    GROWTH       GUARDIAN
                                                        ALL CAP      ADVISOR     GROWTH       GROWTH    ADVISOR      SMALL CAP
                                                     ---------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                           $104,883           $-      $4,696     $463,399           $-   $422,097
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                            (818)           -         (27)      (7,708)           -     (7,294)
    Net realized gain (loss) on investments and
        capital gains distributions                         (209)           -         (61)     (21,430)           -   (283,317)
    Net unrealized appreciation (depreciation) of
        investments                                       (2,272)           -        (644)     (46,715)           -    276,874
                                                     ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                        (3,299)           -        (732)     (75,853)           -    (13,737)

Changes from principal transactions:
    Purchase payments                                    110,856            -      30,995       40,288            -     72,626
    Contract distributions and terminations               (9,054)           -        (753)     (22,815)           -    (19,753)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               95,928            -      15,035       (9,586)           -     19,278
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           1            1            -          2
                                                     ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                           197,730            -      45,278        7,888            -     72,153
                                                     ---------------------------------------------------------------------------
Total increase (decrease)                                194,431            -      44,546      (67,965)           -     58,416
                                                     ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                          299,314            -      49,242      395,434            -    480,513

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                          (5,038)           -        (511)      (5,491)           -     (7,335)
    Net realized gain (loss) on investments and
        capital gains distributions                      (14,267)           -      (2,018)    (211,562)           -    (87,705)
    Net unrealized appreciation (depreciation) of
        investments                                      (74,887)          (1)     (8,019)      97,211           (6)   (39,390)
                                                     ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                       (94,192)          (1)    (10,548)    (119,842)          (6)  (134,430)

Changes from principal transactions:
    Purchase payments                                     83,489          136      11,948       22,649          150     64,429
    Contract distributions and terminations              (12,299)           -      (2,730)     (16,524)           -    (23,540)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net              (28,572)          41        (671)     (34,948)           4    (45,826)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -          -
                                                     ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            42,618          177       8,547      (28,823)         154     (4,937)
                                                     ---------------------------------------------------------------------------
Total increase (decrease)                                (51,574)         176      (2,001)    (148,665)         148   (139,367)
                                                     ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                         $247,740         $176     $47,241     $246,769         $148   $341,146
                                                     ===========================================================================

SEE ACCOMPANYING NOTES.



                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                       GCG TRUST
                                                        CAPITAL                                             GCG TRUST
                                                       GUARDIAN                  GCG TRUST    GCG TRUST    DEVELOPING    GCG TRUST
                                                       SMALL CAP    GCG TRUST    CORE BOND    DEVELOPING      WORLD     DIVERSIFIED
                                                        ADVISOR     CORE BOND     ADVISOR        WORLD       ADVISOR      MID-CAP
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-       $40,000           $-      $54,398            $-      $11,358
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -          (857)           -         (422)            -         (408)
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (1,057)           -       (8,712)            -         (602)
    Net unrealized appreciation (depreciation) of
        investments                                            -         2,969            -        4,320             -          668
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -         1,055            -       (4,814)            -         (342)

Changes from principal transactions:
    Purchase payments                                          -        45,161            -       11,440             -       33,892
    Contract distributions and terminations                    -        (3,062)           -       (3,183)            -         (956)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -        31,839            -       13,624             -       13,862
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             3            -            1             -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -        73,941            -       21,882             -       46,798
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -        74,996            -       17,068             -       46,456
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -       114,996            -       71,466             -       57,814

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -         4,398           15       (1,356)            -       (1,405)
    Net realized gain (loss) on investments and
        capital gains distributions                            -         2,237            1        1,932             -       (1,645)
    Net unrealized appreciation (depreciation) of
        investments                                            1        10,717           (3)      (8,556)           (2)     (16,949)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             1        17,352           13       (7,980)           (2)     (19,999)

Changes from principal transactions:
    Purchase payments                                         85       135,019          872       11,601            81       38,230
    Contract distributions and terminations                    -       (11,442)           -       (4,659)            -       (3,572)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  235       169,200          107      (10,428)            -       18,686
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -             -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               320       292,777          979       (3,486)           81       53,344
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    321       310,129          992      (11,466)           79       33,345
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $321      $425,125         $992      $60,000           $79      $91,159
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.



                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                       GCG TRUST                              GCG TRUST                  GCG TRUST
                                                      DIVERSIFIED   GCG TRUST    GCG TRUST     EQUITY      GCG TRUST      EQUITY
                                                        MID-CAP      EMERGING      EQUITY      GROWTH        EQUITY       INCOME
                                                        ADVISOR      MARKETS       GROWTH      ADVISOR       INCOME       ADVISOR
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-       $19,953           $-           $-    $ 291,793            $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -           (46)           -            -          814             -
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (1,106)           -            -       (1,482)            -
    Net unrealized appreciation (depreciation) of
        investments                                            -           898            -            -         (822)            -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -          (254)           -            -       (1,490)            -

Changes from principal transactions:                                                      -            -       78,113             -
    Purchase payments                                          -           305            -            -      (19,657)            -
    Contract distributions and terminations                    -          (580)           -            -       68,000             -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -       (19,424)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            4             -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -       (19,699)           -            -      126,460             -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -       (19,953)           -            -      124,970             -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -             -            -            -      416,763             -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -             -          (19)          (1)      (1,888)            6
    Net realized gain (loss) on investments and
        capital gains distributions                            -             -          (88)           -      (13,856)            3
    Net unrealized appreciation (depreciation) of
        investments                                           (4)            -         (170)         (22)     (56,537)          (20)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            (4)            -         (277)         (23)     (72,281)          (11)

Changes from principal transactions:
    Purchase payments                                        136             -        2,518          468       85,631           591
    Contract distributions and terminations                    -             -          (48)           -      (20,848)            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   88             -        2,169           13          403            60
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            2             -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               224             -        4,639          481       65,188           651
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    220             -        4,362          458       (7,093)          640
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $220            $-       $4,362         $458     $409,670          $640
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                                    GCG TRUST                                            GCG TRUST
                                                       GCG TRUST     EQUITY                   GCG TRUST     GCG TRUST     FULLY
                                                        EQUITY     OPPORTUNITY   GCG TRUST   FOCUS VALUE      FULLY       MANAGED
                                                      OPPORTUNITY    ADVISOR    FOCUS VALUE    ADVISOR       MANAGED      ADVISOR
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                           $477,934            $-           $-           $-     $345,651            $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                          (7,700)            -            -            -        7,691             -
    Net realized gain (loss) on investments and
        capital gains distributions                      (15,294)            -            -            -       21,548             -
    Net unrealized appreciation (depreciation) of
        investments                                      (50,801)            -            -            -        1,318             -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                       (73,795)            -            -            -       30,557             -

Changes from principal transactions:
    Purchase payments                                     75,117             -            -            -      146,482             -
    Contract distributions and terminations              (21,611)            -            -            -      (26,120)            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net              (17,438)            -            -            -      148,392             -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  2             -            -            -            9             -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            36,070             -            -            -      268,763             -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                (37,725)            -            -            -      299,320             -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                          440,209             -            -            -      644,971             -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                          (5,971)            -          (39)           -       (1,345)            9
    Net realized gain (loss) on investments and
        capital gains distributions                     (150,767)            -         (201)           -       13,721             9
    Net unrealized appreciation (depreciation) of
        investments                                       21,921             -          (90)          (2)     (34,916)          (20)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                      (134,817)            -         (330)          (2)     (22,540)           (2)

Changes from principal transactions:
    Purchase payments                                     34,448            32        3,044           23      223,105           900
    Contract distributions and terminations              (17,174)            -          (96)           -      (43,624)            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net              (41,715)            2        3,313           27      133,166            (4)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  3             -            -            -            1             -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                           (24,438)           34        6,261           50      312,648           896
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                               (159,255)           34        5,931           48      290,108           894
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                         $280,954           $34       $5,931          $48     $935,079          $894
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                                    GCG TRUST                GCG TRUST
                                                       GCG TRUST   FUNDAMENTAL   GCG TRUST    GLOBAL                    GCG TRUST
                                                      FUNDAMENTAL     GROWTH      GLOBAL     FRANCHISE    GCG TRUST      GROWTH
                                                     GROWTH FOCUS    ADVISOR     FRANCHISE    ADVISOR       GROWTH       ADVISOR
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-            $-           $-           $-   $1,474,980           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -             -            -            -      (21,671)           -
    Net realized gain (loss) on investments and
        capital gains distributions                            -             -            -            -     (652,014)           -
    Net unrealized appreciation (depreciation) of
        investments                                            -             -            -            -      196,709            -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -             -            -            -     (476,976)           -

Changes from principal transactions:
    Purchase payments                                          -             -            -            -      150,918            -
    Contract distributions and terminations                    -             -            -            -      (53,998)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -             -            -            -      (92,035)           -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            3            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -             -            -            -        4,888            -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -             -            -            -     (472,088)           -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -             -            -            -    1,002,892            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (12)            -          (84)          (1)     (13,950)           -
    Net realized gain (loss) on investments and
        capital gains distributions                          (17)            -         (154)           -     (524,085)           -
    Net unrealized appreciation (depreciation) of
        investments                                         (114)           (5)        (208)           6      244,425           (5)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (143)           (5)        (446)           5     (293,610)          (5)

Changes from principal transactions:
    Purchase payments                                      1,709            99        7,816          690       56,919           68
    Contract distributions and terminations                  (21)            -         (161)           -      (35,962)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                1,197            14        7,461           13     (170,198)          29
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             2,885           113       15,116          703     (149,241)          97
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                  2,742           108       14,670          708     (442,851)          92
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                           $2,742          $108      $14,670         $708     $560,041          $92
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                                                              GCG TRUST     GCG TRUST
                                                       GCG TRUST                 GCG TRUST  INTERNATIONAL INTERNATIONAL  GCG TRUST
                                                        GROWTH      GCG TRUST   HARD ASSETS   ENHANCED      ENHANCED   INTERNATIONAL
                                                        ADVISOR    HARD ASSETS    ADVISOR       EAFE      EAFE ADVISOR    EQUITY
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-       $41,509           $-           $-           $-     $194,618
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -          (662)           -            -            -       (3,180)
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (1,681)           -            -            -      (66,811)
    Net unrealized appreciation (depreciation) of
        investments                                            -        (3,365)           -            -            -       30,006
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -        (5,708)           -            -            -      (39,985)

Changes from principal transactions:
    Purchase payments                                          -         6,781            -            -            -       21,029
    Contract distributions and terminations                    -        (1,927)           -            -            -       (7,978)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -        (7,446)           -            -            -      (23,623)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -        (2,592)           -            -            -      (10,572)
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -        (8,300)           -            -            -      (50,557)
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -        33,209            -            -            -      144,061

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -          (642)           -          (24)           -       (1,510)
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (2,333)           -         (285)           -      (18,218)
    Net unrealized appreciation (depreciation) of
        investments                                           (5)       (1,937)           1           29           (1)      (1,709)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            (5)       (4,912)           1         (280)          (1)     (21,437)

Changes from principal transactions:
    Purchase payments                                         68        10,388           63        2,749          166       15,966
    Contract distributions and terminations                    -        (2,996)           -          (61)           -       (6,869)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   29        32,064           33        2,582            -      (11,244)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                97        39,456           96        5,270          166       (2,147)
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                     92        34,544           97        4,990          165      (23,584)
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                              $92       $67,753          $97       $4,990         $165     $120,477
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                                                                         GCG TRUST
                                                      GCG TRUST                  GCG TRUST                             J.P. MORGAN
                                                     INTERNATIONAL   GCG TRUST    INTERNET                 GCG TRUST      FLEMING
                                                        EQUITY       INTERNET    TOLLKEEPER   GCG TRUST    INVESTORS     SMALL CAP
                                                        ADVISOR     TOLLKEEPER    ADVISOR     INVESTORS     ADVISOR       EQUITY
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-            $-           $-      $21,558           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -           (27)           -         (325)           -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            -          (152)           -         (368)           -            -
    Net unrealized appreciation (depreciation) of
        investments                                            -            (1)           -       (3,000)           -            -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -          (180)           -       (3,693)           -            -

Changes from principal transactions:
    Purchase payments                                          -         3,417            -       41,981            -            -
    Contract distributions and terminations                    -           (36)           -       (2,329)           -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -         2,188            -       33,883            -            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -         5,569            -       73,535            -            -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -         5,389            -       69,842            -            -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -         5,389            -       91,400            -            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               1          (169)           -       (1,156)           1          (56)
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (3,259)           -       (2,693)           -          (90)
    Net unrealized appreciation (depreciation) of
        investments                                            -            32           (4)     (23,933)           -         (411)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             1        (3,396)          (4)     (27,782)           1         (557)

Changes from principal transactions:
    Purchase payments                                        218         7,425           42       33,925          267        5,453
    Contract distributions and terminations                    -          (281)           -       (3,916)           -         (116)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   35         3,665           15       (1,491)          29        4,710
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               253        10,809           57       28,518          296       10,047
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    254         7,413           53          736          297        9,490
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $254       $12,802          $53      $92,136         $297       $9,490
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                     GCG TRUST J.P                 GCG TRUST
                                                        MORGAN      GCG TRUST      JANUS                   GCG TRUST     GCG TRUST
                                                        FLEMING       JANUS      GROWTH AND   GCG TRUST    LARGE CAP      LIMITED
                                                       SMALL CAP    GROWTH AND     INCOME     LARGE CAP      VALUE       MATURITY
                                                        ADVISOR       INCOME      ADVISOR       VALUE       ADVISOR        BOND
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-       $12,726           $-      $98,545           $-     $200,958
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -          (420)           -       (2,813)           -        8,924
    Net realized gain (loss) on investments and
        capital gains distributions                            -          (175)           -         (343)           -        4,818
    Net unrealized appreciation (depreciation) of
        investments                                            -        (3,724)           -       (1,637)           -        3,378
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -        (4,319)           -       (4,793)           -       17,120

Changes from principal transactions:
    Purchase payments                                          -        56,119            -      114,157            -       94,671
    Contract distributions and terminations                    -        (1,615)           -       (6,489)           -      (16,054)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -        29,809            -       74,069            -       67,367
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -        84,313            -      181,737            -      145,984
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -        79,994            -      176,944            -      163,104
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -        92,720            -      275,489            -      364,062

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (1)       (1,869)           -       (4,985)          (1)       8,171
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (4,040)           -      (12,529)           -        6,401
    Net unrealized appreciation (depreciation) of
        investments                                           (9)      (22,039)         (15)     (66,466)         (14)       9,830
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from               (10)      (27,948)         (15)     (83,980)         (15)      24,402
        operations

Changes from principal transactions:
    Purchase payments                                        462        55,155          541       90,790          307       96,571
    Contract distributions and terminations                    -        (4,880)           -      (11,843)           -      (30,028)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   59        15,298           61       25,232           41      103,934
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               521        65,573          602      104,179          348      170,477
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    511        37,625          587       20,199          333      194,879
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $511      $130,345         $587     $295,688         $333     $558,941
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                      GCG TRUST               GCG TRUST                  GCG TRUST
                                                                       LIQUID    GCG TRUST      MANAGED    GCG TRUST      MID-CAP
                                                       GCG TRUST       ASSET      MANAGED       GLOBAL      MID-CAP       GROWTH
                                                      LIQUID ASSET    ADVISOR      GLOBAL      ADVISOR       GROWTH      ADVISOR
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                             $679,666         $-      $228,347           $-   $1,158,061           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                            (1,253)         -        (3,832)           -      (14,522)           -
    Net realized gain (loss) on investments and
        capital gains distributions                              -          -       (98,932)           -     (607,476)           -
    Net unrealized appreciation (depreciation) of
        investments                                              -          -        72,788            -      312,790            -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (1,253)         -       (29,976)           -     (309,208)           -

Changes from principal transactions:
    Purchase payments                                      591,523          -        58,076            -      180,227            -
    Contract distributions and terminations               (449,815)         -       (10,294)           -      (45,653)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                251,363          -         4,232            -      (55,138)           -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                    1          -             3            -            1            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             393,072          -        52,017            -       79,437            -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                  391,819          -        22,041            -     (229,771)           -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                          1,071,485          -       250,388            -      928,290            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                           (35,023)        (2)       (3,977)           -      (11,581)           -
    Net realized gain (loss) on investments and
        capital gains distributions                              -          -        (2,654)           -     (502,998)           -
    Net unrealized appreciation (depreciation) of
        investments                                              -          -       (50,119)          (2)      41,552           (9)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                         (35,023)        (2)      (56,750)          (2)    (473,027)          (9)

Changes from principal transactions:
    Purchase payments                                      454,243      3,191        48,234           31       86,280          231
    Contract distributions and terminations               (594,093)         -       (12,917)           -      (30,288)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                126,567     (1,389)       (5,872)          21      (75,674)         327
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                    -          -             1            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             (13,283)     1,802        29,446           52      (19,682)         558
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                  (48,306)     1,800       (27,304)          50     (492,709)         549
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                         $1,023,179     $1,800      $223,084          $50     $435,581         $549
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)





                                                       GCG TRUST                 GCG TRUST                 GCG TRUST    GCG TRUST
                                                        MARKET      GCG TRUST   REAL ESTATE   GCG TRUST     RESEARCH     SPECIAL
                                                        MANAGER    REAL ESTATE    ADVISOR      RESEARCH     ADVISOR     SITUATIONS
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                            $6,619      $100,303           $-     $800,528           $-       $5,891
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                           (545)        2,682            -      (11,613)           -         (241)
    Net realized gain (loss) on investments and
        capital gains distributions                       3,429         6,128            -        2,768            -         (359)
    Net unrealized appreciation (depreciation) of
        investments                                      (3,695)       (3,608)           -     (178,581)           -         (769)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                         (811)        5,202            -     (187,426)           -       (1,369)

Changes from principal transactions:
    Purchase payments                                      (168)       23,104            -       98,910            -       12,758
    Contract distributions and terminations                 (10)       (4,974)           -      (32,070)           -         (535)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net              (5,630)        2,531            -      (42,232)           -        7,580
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             3            -            1            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                           (5,808)       20,664            -       24,609            -       19,803
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                (6,619)       25,866            -     (162,817)           -       18,434
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                               -       126,169            -      637,711            -       24,325

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -         3,164            7       (7,743)           -         (504)
    Net realized gain (loss) on investments and
        capital gains distributions                           -         5,522            2     (159,946)           -       (1,565)
    Net unrealized appreciation (depreciation) of
        investments                                           -       (16,719)          (2)       3,501           (3)      (6,229)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            -        (8,033)           7     (164,188)          (3)      (8,298)

Changes from principal transactions:
    Purchase payments                                         -        44,924          243       51,406          254        6,311
    Contract distributions and terminations                   -        (8,734)           -      (28,260)           -         (834)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   -        33,281           26      (75,634)          75          290
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                -        69,471          269      (52,488)         329        5,767
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                     -        61,438          276     (216,676)         326       (2,531)
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                              $-      $187,607         $276     $421,035         $326      $21,794
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)





                                                      GCG TRUST                   GCG TRUST                GCG TRUST
                                                       SPECIAL      GCG TRUST     STRATEGIC    GCG TRUST     TOTAL      GCG TRUST
                                                      SITUATIONS    STRATEGIC      EQUITY       TOTAL        RETURN       VALUE
                                                       ADVISOR       EQUITY        ADVISOR      RETURN      ADVISOR       EQUITY
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                $-     $359,734            $-     $608,868           $-     $180,722
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -       (5,301)            -       21,062            -       (1,768)
    Net realized gain (loss) on investments and
        capital gains distributions                           -     (127,454)            -       17,228            -          265
    Net unrealized appreciation (depreciation) of
        investments                                           -       52,004             -      (46,531)           -      (14,146)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            -      (80,751)            -       (8,241)           -      (15,649)

Changes from principal transactions:
    Purchase payments                                         -       38,833             -      174,830            -       32,137
    Contract distributions and terminations                   -      (13,819)            -      (38,220)           -       (9,292)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   -      (44,615)            -       56,153            -       11,120
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -            -             -            4            -            1
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                -      (19,601)            -      192,767            -       33,966
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                     -     (100,352)            -      184,526            -       18,317
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                               -      259,382             -      793,394            -      199,039

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -       (3,672)            -        4,052           17       (2,233)
    Net realized gain (loss) on investments and
        capital gains distributions                           -     (113,239)            -          704            1      (11,165)
    Net unrealized appreciation (depreciation) of
        investments                                          (1)      38,088            (1)     (67,592)         (29)     (27,107)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           (1)     (78,823)           (1)     (62,836)         (11)     (40,505)

Changes from principal transactions:
    Purchase payments                                        36       15,000            61      155,432          976       24,266
    Contract distributions and terminations                   -       (9,725)            -      (47,311)           -       (9,725)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  21      (45,983)           18       14,587          (10)         164
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -            1             -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               57      (40,707)           79      122,708          966       14,705
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    56     (119,530)           78       59,872          955      (25,800)
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $56     $139,852           $78     $853,266         $955     $173,239
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                                 GCG TRUST
                                                                    GCG TRUST   VAN KAMPEN     AIM V.I.
                                                       GCG TRUST    VAN KAMPEN    GROWTH &      DENT                     AIM V.I.
                                                     VALUE EQUITY   GROWTH AND     INCOME    DEMOGRAPHIC    AIM V.I.     CAPITAL
                                                        ADVISOR       INCOME      ADVISOR       TRENDS       GROWTH    APPRECIATION
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                $-      $860,338           $-           $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -       (11,298)           -           (3)           -            -
    Net realized gain (loss) on investments and
        capital gains distributions                           -        30,166            -            3            -            -
    Net unrealized appreciation (depreciation) of
        investments                                           -      (137,786)           -          (12)          18            -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            -      (118,918)           -          (12)          18            -

Changes from principal transactions:
    Purchase payments                                         -        70,829            -          404          137            -
    Contract distributions and terminations                   -       (39,067)           -           (5)          (1)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   -       (41,139)           -        3,163          289            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             6            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                -        (9,371)           -        3,562          425            -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                     -      (128,289)           -        3,550          443            -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                               -       732,049            -        3,550          443            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              1        (6,430)           5         (159)         (11)           -
    Net realized gain (loss) on investments and
        capital gains distributions                           -        (9,833)           1       (1,222)        (108)           -
    Net unrealized appreciation (depreciation) of
        investments                                          (3)     (100,836)         (12)      (2,117)        (102)          (7)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           (2)     (117,099)          (6)      (3,498)        (221)          (7)

Changes from principal transactions:
    Purchase payments                                        62        44,218          960        9,229          663           24
    Contract distributions and terminations                   -       (36,216)           -         (233)         (18)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  47       (68,345)          36        2,287          (19)          10
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             1            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from          109       (60,342)         996       11,283          626           34
        principal transactions
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                   107      (177,441)         990        7,785          405           27
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                            $107      $554,608         $990      $11,335         $848          $27
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                                      AIM V.I.    ALLIANCE     ALLIANCE     ALLIANCE   FIDELITY(R)
                                                        AIM V.I.      PREMIER     BERNSTEIN    GROWTH AND    PREMIER        VIP
                                                      CORE EQUITY     EQUITY       VALUE        INCOME       GROWTH       GROWTH
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                $-            $-           $-           $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -             -           (2)          (4)          (3)          (2)
    Net realized gain (loss) on investments and
        capital gains distributions                           -             -           (5)          (3)          (6)          (4)
    Net unrealized appreciation (depreciation) of
        investments                                           -             -           18           41           61           36
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            -             -           11           34           52           30

Changes from principal transactions:
    Purchase payments                                         -             -          463        1,467          921          578
    Contract distributions and terminations                   -             -           (1)          (3)          (1)         (12)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   -             -          122          155          119           97
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                -             -          584        1,619        1,039          663
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                     -             -          595        1,653        1,091          693
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                               -             -          595        1,653        1,091          693

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -             -          (24)          86          (26)        (130)
    Net realized gain (loss) on investments and
        capital gains distributions                           -             -          (19)         (72)        (413)        (725)
    Net unrealized appreciation (depreciation) of
        investments                                          (3)           (7)        (241)      (1,016)        (166)      (1,237)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           (3)           (7)        (284)      (1,002)        (605)      (2,092)

Changes from principal transactions:
    Purchase payments                                        41            69        1,019        3,457          942       13,555
    Contract distributions and terminations                   -             -          (44)        (100)         (74)        (197)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   3            18        1,423          722          740       11,253
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               44            87        2,398        4,079        1,608       24,611
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    41            80        2,114        3,077        1,003       22,519
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $41           $80       $2,709       $4,730       $2,094      $23,212
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                                                                FRANKLIN
                                                        FIDELITY(R)   FIDELITY(R)  FIDELITY(R)  SMALL CAP                 GALAXY VIP
                                                           VIP           VIP          VIP         VALUE      GREENWICH      ASSET
                                                      EQUITY-INCOME  CONTRAFUND(R)  OVERSEAS    SECURITIES  APPRECIATION  ALLOCATION
                                                      ------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-           $-           $-         $831       $1,387
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (5)          (3)           -            -           (7)           5
    Net realized gain (loss) on investments and
        capital gains distributions                           (4)           -            -            -            1          (14)
    Net unrealized appreciation (depreciation) of
        investments                                           63           51            -            -          (46)        (136)
                                                      ------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            54           48            -            -          (52)        (145)

Changes from principal transactions:
    Purchase payments                                      1,658        1,001            -            -            5          105
    Contract distributions and terminations                  (10)          (2)           -            -          (44)         (76)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  247          136            -            -          (17)         (11)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -            -            -            -
                                                      ------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             1,895        1,135            -            -          (56)          18
                                                      ------------------------------------------------------------------------------
Total increase (decrease)                                  1,949        1,183            -            -         (108)        (127)
                                                      ------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                            1,949        1,183            -            -          723        1,260

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (53)         (35)           -            -            -            4
    Net realized gain (loss) on investments and
        capital gains distributions                       (1,606)         (35)           -            -          (11)        (192)
    Net unrealized appreciation (depreciation) of
        investments                                           62         (331)           -           (3)        (130)         (40)
                                                      ------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                        (1,597)        (401)           -           (3)        (141)        (228)

Changes from principal transactions:
    Purchase payments                                     12,283        3,038            9           20           15            1
    Contract distributions and terminations                 (287)         (57)           -            -           (5)         (25)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               11,503          675            -            -           (3)        (377)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -            -            -            -
                                                      ------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            23,499        3,656            9           20            7         (401)
                                                      ------------------------------------------------------------------------------
Total increase (decrease)                                 21,902        3,255            9           17         (134)        (629)
                                                      ------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                          $23,851       $4,438           $9          $17         $589         $631
                                                      ==============================================================================

SEE ACCOMPANYING NOTES.



                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                                 GALAXY VIP   GALAXY VIP
                                                                    GALAXY VIP      HIGH        SMALL      ING GET      ING GET
                                                       GALAXY VIP   GROWTH AND    QUALITY      COMPANY       FUND -       FUND -
                                                         EQUITY       INCOME        BOND        GROWTH      SERIES N     SERIES P
                                                      ------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                             $1,071        $ 284          $78          $72           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (20)          (4)           5           (1)          28          (79)
    Net realized gain (loss) on investments and
        capital gains distributions                          (45)          (9)           1           (1)          72            -
    Net unrealized appreciation (depreciation) of
        investments                                         (162)         (14)           1            1          661          293
                                                      ------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (227)         (27)           7           (1)         761          214

Changes from principal transactions:
    Purchase payments                                         87           48           33            9        1,687        6,196
    Contract distributions and terminations                  (87)         (11)          (4)           -         (135)        (202)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  (37)         (93)          38            4       28,555      146,837
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -            -            -            -
                                                      ------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               (37)         (56)          67           13       30,107      152,831
                                                      ------------------------------------------------------------------------------
Total increase (decrease)                                   (264)         (83)          74           12       30,868      153,045
                                                      ------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                              807          201          152           84       30,868      153,045

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (11)          (2)           4           (1)        (225)      (1,613)
    Net realized gain (loss) on investments and
        capital gains distributions                          (84)          (5)           2           (7)           1          (70)
    Net unrealized appreciation (depreciation) of
        investments                                         (126)         (42)           3          (23)        (538)       1,644
                                                      ------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (221)         (49)           9          (31)        (762)         (39)

Changes from principal transactions:
    Purchase payments                                         15            4            -           12           (8)        (437)
    Contract distributions and terminations                  (33)         (14)          (4)          (5)        (792)      (3,496)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  (81)         (20)         (27)          (3)        (645)      (5,227)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -            -            -            -
                                                      ------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               (99)         (30)         (31)           4       (1,445)      (9,160)
                                                      ------------------------------------------------------------------------------
Total increase (decrease)                                   (320)         (79)         (22)         (27)      (2,207)      (9,199)
                                                      ------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $487         $122         $130          $57      $28,661     $143,846
                                                      ==============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                        ING GET      ING GET      ING GET     ING GET      ING GET
                                                         FUND -       FUND -      FUND -       FUND -       FUND -      ING ALGER
                                                        SERIES Q     SERIES R    SERIES S     SERIES T     SERIES U      GROWTH
                                                      -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-           $-          $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -            -            -           -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            -            -            -           -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                            -            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -            -            -           -            -            -

Changes from principal transactions:
    Purchase payments                                          -            -            -           -            -            -
    Contract distributions and terminations                    -            -            -           -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                1,904            -            -           -            -            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             1,904            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                  1,904            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                            1,904            -            -           -            -            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             335          320         (132)       (298)           -            -
    Net realized gain (loss) on investments and
        capital gains distributions                           (3)          48          (15)          8            -            -
    Net unrealized appreciation (depreciation) of
        investments                                          217        1,356        1,013       2,300            -           (4)
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           549        1,724          866       2,010            -           (4)

Changes from principal transactions:
    Purchase payments                                      2,717        2,413        3,067       6,518          466           43
    Contract distributions and terminations               (2,304)      (2,081)      (1,591)       (152)           -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net              166,163      168,470      216,928     229,572          582            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                           166,576      168,802      218,404     235,938        1,048           43
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                167,125      170,526      219,270     237,948        1,048           39
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                         $169,029     $170,526     $219,270    $237,948       $1,048          $39
                                                      =============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                          ING                   ING MFS(R)     ING MFS(R)
                                                        AMERICAN                  CAPITAL      CAPITAL
                                                        CENTURY      ING J.P.  OPPORTUNITIES OPPORTUNITIES   ING MFS(R)  ING OPCAP
                                                       SMALL CAP    MORGAN MID   (INITIAL       (SERVICE      GLOBAL      BALANCED
                                                         VALUE      CAP VALUE     CLASS)         CLASS)       GROWTH       VALUE
                                                      -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-           $-          $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -            -           (2)          -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            -            -           (2)          -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                            -            -           48           -            -            -
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -            -           44           -            -            -

Changes from principal transactions:
    Purchase payments                                          -            -          625           -            -            -
    Contract distributions and terminations                    -            -           (3)          -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -            -           32           -            -            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -            -          654           -            -            -
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                      -            -          698           -            -            -
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -            -          698           -            -            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -            -          (17)          -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            -           (4)         (59)          -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                            -            7         (329)        (13)           -           (5)
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -            3         (405)        (13)           -           (5)

Changes from principal transactions:
    Purchase payments                                          2          140          717          85           66          131
    Contract distributions and terminations                    -            -          (25)          -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -          158          295           -            9            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 2          298          987          85           75          131
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                      2          301          582          72           75          126
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                               $2         $301       $1,280         $72          $75         $126
                                                      =============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                       ING     ING SALOMON                ING T. ROWE   ING UBS
                                                        ING PIMCO    SALOMON      BROS.      ING SCUDDER    PRICE       TACTICAL
                                                         TOTAL        BROS.     INVESTORS   INTERNATIONAL   GROWTH       ASSET
                                                         RETURN      CAPITAL      VALUE        GROWTH       EQUITY     ALLOCATION
                                                      -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-          $-           $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -            -           -            -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            -            -           -            -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                            -            -           -            -            -            -
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -            -           -            -            -            -

Changes from principal transactions:
    Purchase payments                                          -            -           -            -            -            -
    Contract distributions and terminations                    -            -           -            -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -            -           -            -            -            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -            -           -            -            -            -
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                      -            -           -            -            -            -
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -            -           -            -            -            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              13            -           -            -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            1            -           -            -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                           (5)           -           -            -          (19)           -
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             9            -           -            -          (19)           -

Changes from principal transactions:
    Purchase payments                                        585            9           4            7          163            -
    Contract distributions and terminations                    -            -           -            -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   (1)           -           -            -            -            2
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               584            9           4            7          163            2
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                    593            9           4            7          144            2
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $593           $9          $4           $7         $144           $2
                                                      =============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                        ING VAN      ING VP                                  ING VP       ING VP
                                                         KAMPEN     WORLDWIDE       ING VP        ING VP    INDEX PLUS   INDEX PLUS
                                                        COMSTOCK     GROWTH          BOND         GROWTH     LARGECAP      MIDCAP
                                                      ----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-      $ 5,554          $-           $-           $-          $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -         (237)          -            -            2          (2)
    Net realized gain (loss) on investments and
        capital gains distributions                            -       (1,558)          -            -           (4)         (5)
    Net unrealized appreciation (depreciation) of
        investments                                            -         (466)          -            -           21          35
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -       (2,261)          -            -           19          28

Changes from principal transactions:
    Purchase payments                                          -       12,903           -            -          834         684
    Contract distributions and terminations                    -         (485)          -            -            -           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -        4,303           -            -          (41)        108
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -           -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -       16,721           -            -          793         792
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                      -       14,460           -            -          812         820
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -       20,014           -            -          812         820

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               2         (536)      1,106            -          (31)        (48)
    Net realized gain (loss) on investments and
        capital gains distributions                            -       (2,830)        134            -         (505)       (505)
    Net unrealized appreciation (depreciation) of
        investments                                            7       (4,792)       (195)          (5)        (104)       (180)
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             9       (8,158)      1,045           (5)        (640)       (733)

Changes from principal transactions:
    Purchase payments                                      1,591       15,820      11,426           51        3,070       4,161
    Contract distributions and terminations                  (13)        (673)       (720)           -          (85)        (74)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  150          355      37,839            -        1,432       1,735
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -           -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             1,728       15,502      48,545           51        4,417       5,822
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                  1,737        7,344      49,590           46        3,777       5,089
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                           $1,737      $27,358     $49,590          $46       $4,589      $5,909
                                                      ============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                         ING VP      ING VP       ING VP                   ING VP       ING VP
                                                       INDEX PLUS     SMALL       VALUE       ING VP       GROWTH    INTERNATIONAL
                                                        SMALLCAP     COMPANY   OPPORTUNITY  CONVERTIBLE  OPPORTUNITIES   VALUE
                                                      ----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-          $-           $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (2)           -          (1)          (4)         (27)           -
    Net realized gain (loss) on investments and
        capital gains distributions                           (2)           -          (1)           5         (189)           -
    Net unrealized appreciation (depreciation) of
        investments                                           55            -           -            2            3            -
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            51            -          (2)           3         (213)           -

Changes from principal transactions:
    Purchase payments                                        489            -         289          146        3,287            -
    Contract distributions and terminations                    -            -           -            -          (61)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  140            -          11           45        2,206            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               629            -         300          191        5,432            -
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                    680            -         298          194        5,219            -
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                              680            -         298          194        5,219            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (32)           -         (12)          12         (170)           -
    Net realized gain (loss) on investments and
        capital gains distributions                         (394)          (5)        (45)         (15)        (662)           -
    Net unrealized appreciation (depreciation) of
        investments                                          (90)         (53)       (250)         (53)      (2,425)         (10)
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (516)         (58)       (307)         (56)      (3,257)         (10)

Changes from principal transactions:
    Purchase payments                                      3,269          237         981          673        6,716           52
    Contract distributions and terminations                  (43)           -         (24)         (11)        (246)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  615          (23)        138          234        1,486            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             3,841          214       1,095          896        7,956           52
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                  3,325          156         788          840        4,699           42
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                           $4,005         $156      $1,086       $1,034       $9,918          $42
                                                      ============================================================================



SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                         ING VP
                                                         LARGE      ING VP                      ING VP      ING VP    INVESCO VIF
                                                        COMPANY     LARGECAP      ING VP        MIDCAP     SMALLCAP   - FINANCIAL
                                                         VALUE       GROWTH      MAGNACAP  OPPORTUNITIES OPPORTUNITIES  SERVICES
                                                      ----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-          $-           $-           $-          $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (1)          (2)         (6)           -          (80)          5
    Net realized gain (loss) on investments and
        capital gains distributions                            2            -          (8)           -         (918)         25
    Net unrealized appreciation (depreciation) of
        investments                                            4            3          20            -          297          33
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             5            1           6            -         (701)         63

Changes from principal transactions:
    Purchase payments                                        343          488       3,746            -        8,651         822
    Contract distributions and terminations                   (1)           -        (117)           -         (133)         (4)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                 (191)          44       1,767            -        6,620       1,523
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -           -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               151          532       5,396            -       15,138       2,341
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                    156          533       5,402            -       14,437       2,404
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                              156          533       5,402            -       14,437       2,404

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (1)          (9)        (96)           -         (493)        (96)
    Net realized gain (loss) on investments and
        capital gains distributions                          (40)        (292)       (437)           -       (1,185)     (1,999)
    Net unrealized appreciation (depreciation) of
        investments                                         (163)         (52)     (2,222)          (4)     (12,282)       (590)
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (204)        (353)     (2,755)          (4)     (13,960)     (2,685)

Changes from principal transactions:
    Purchase payments                                        575          719       7,453           16       24,037      11,708
    Contract distributions and terminations                  (15)         (40)       (335)           -         (584)       (419)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  446          147       2,573            -        6,188      11,933
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -           -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             1,006          826       9,691           16       29,641      23,222
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                    802          473       6,936           12       15,681      20,537
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $958       $1,006     $12,338          $12      $30,118     $22,941
                                                      ============================================================================



SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                                                         JANUS ASPEN    JANUS
                                                       INVESCO VIF   INVESCO                JANUS ASPEN     SERIES      ASPEN
                                                        - HEALTH       VIF -   INVESCO VIF     SERIES      FLEXIBLE     SERIES
                                                        SCIENCES     LEISURE   - UTILITIES    BALANCED      INCOME      GROWTH
                                                      ----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-          $-           $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              22            -           3            -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                           16            -           4            -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                          (81)           -          (6)           -            -            -
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           (43)           -           1            -            -            -

Changes from principal transactions:
    Purchase payments                                      1,234            -         325            -            -            -
    Contract distributions and terminations                  (55)           -           -            -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                9,654            -         638            -            -            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            10,833            -         963            -            -            -
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                 10,790            -         964            -            -            -
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                           10,790            -         964            -            -            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                            (434)         (40)        (28)           6            5           (1)
    Net realized gain (loss) on investments and
        capital gains distributions                       (4,162)        (157)       (205)          (3)           -            -
    Net unrealized appreciation (depreciation) of
        investments                                       (1,617)          16        (198)         (29)          10          (32)
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                        (6,213)        (181)       (431)         (26)          15          (33)

Changes from principal transactions:
    Purchase payments                                     14,819        4,483       2,753          548          270          225
    Contract distributions and terminations               (1,044)         (74)       (128)          (2)          (1)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               12,206        1,869       4,625          (24)          (1)           -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            25,981        6,278       7,250          522          268          225
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                 19,768        6,097       6,819          496          283          192
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                          $30,558       $6,097      $7,783         $496         $283         $192
                                                      ============================================================================



SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                       JANUS ASPEN                                         PIMCO
                                                         SERIES    OPPENHEIMER OPPENHEIMER               STOCKSPLUS     PIONEER
                                                       WORLDWIDE     GLOBAL     STRATEGIC   PIMCO HIGH   GROWTH AND  EQUITY-INCOME
                                                         GROWTH    SECURITIES      BOND        YIELD       INCOME        VCT
                                                      ---------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-          $-     $162,857    $258,484           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (2)           -           -       12,879       5,699            -
    Net realized gain (loss) on investments and
        capital gains distributions                           (4)           -           -      (12,967)    (21,014)           -
    Net unrealized appreciation (depreciation) of
        investments                                           64            -           -          448     (20,466)           -
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            58            -           -          360     (35,781)           -

Changes from principal transactions:
    Purchase payments                                      1,166            -           -       56,951      34,841            -
    Contract distributions and terminations                   (7)           -           -      (12,056)    (11,973)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   81            -           -       28,231      (4,506)           -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             1,240            -           -       73,126      18,362            -
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                  1,298            -           -       73,486     (17,419)           -
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                            1,298            -           -      236,343     241,065            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (40)          (1)          -       16,659       1,636            2
    Net realized gain (loss) on investments and
        capital gains distributions                         (682)          (6)         (1)     (18,706)    (63,970)           -
    Net unrealized appreciation (depreciation) of
        investments                                         (169)         (38)          1       (3,581)     10,124          (21)
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (891)         (45)          -       (5,628)    (52,210)         (19)

Changes from principal transactions:
    Purchase payments                                      3,277          273          51       55,612      25,548          198
    Contract distributions and terminations                 (141)          (3)          -      (15,056)    (10,918)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   (9)         (20)        (35)      33,966     (21,848)           -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             3,127          250          16       74,522      (7,218)         198
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                  2,236          205          16       68,894     (59,428)         179
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                           $3,534         $205         $16     $305,237    $181,637         $179
                                                      ===========================================================================


SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                    PIONEER      PIONEER
                                                       PIONEER      MID-CAP       SMALL     PROFUND VP   PROFUND VP  PROFUND VP
                                                       FUND VCT    VALUE VCT   COMPANY VCT     BULL      EUROPE 30    SMALL-CAP
                                                      ---------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-          $-           $-           $-          $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -          (4)          (3)         (82)        (88)         (94)
    Net realized gain (loss) on investments and
        capital gains distributions                            3           -           (7)        (640)     (4,198)      (1,538)
    Net unrealized appreciation (depreciation) of
        investments                                           20          97           49          214          83          141
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            23          93           39         (508)     (4,203)      (1,491)

Changes from principal transactions:
    Purchase payments                                      1,074         620          857        3,580       1,157        2,754
    Contract distributions and terminations                   (6)         (6)           -         (153)       (293)        (281)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                1,184       4,432           42       17,664       9,651       18,986
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             2,252       5,046          899       21,091      10,515       21,459
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                  2,275       5,139          938       20,583       6,312       19,968
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                            2,275       5,139          938       20,583       6,312       19,968

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (98)       (478)         (39)        (488)       (191)        (628)
    Net realized gain (loss) on investments and
        capital gains distributions                       (1,493)         76          (35)      (7,045)     (1,793)      (6,274)
    Net unrealized appreciation (depreciation) of
        investments                                       (1,359)     (6,968)        (577)      (1,022)       (425)      (1,582)
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                        (2,950)     (7,370)        (651)      (8,555)     (2,409)      (8,484)

Changes from principal transactions:
    Purchase payments                                     10,991      22,661        2,180        5,734       2,797       11,484
    Contract distributions and terminations                 (339)     (1,418)         (56)      (1,352)       (941)      (4,103)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               10,087      34,050        1,006       14,855       9,868       19,747
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            20,739      55,293        3,130       19,237      11,724       27,128
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                 17,789      47,923        2,479       10,682       9,315       18,644
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                          $20,064     $53,062       $3,417      $31,265     $15,627      $38,612
                                                      ===========================================================================



SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                   PRUDENTIAL               PUTNAM VT                  SMITH
                                                                  SP JENNISON   PUTNAM VT INTERNATIONAL                BARNEY
                                                       PRUDENTIAL INTERNATIONAL GROWTH AND  GROWTH AND   PUTNAM VT      HIGH
                                                       JENNISON      GROWTH       INCOME      INCOME     VOYAGER II    INCOME
                                                      ---------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                            $ 7,732     $ 2,720           $-           $-          $-        $ 446
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                            (407)       (126)          (1)          (2)         (1)          44
    Net realized gain (loss) on investments and
        capital gains distributions                       (5,401)     (3,123)          (1)          (4)          -          (32)
    Net unrealized appreciation (depreciation) of
        investments                                        2,985         418           13           16          46          (32)
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                        (2,823)     (2,831)          11           10          45          (20)

Changes from principal transactions:
    Purchase payments                                     16,595       7,856          450          488         456            -
    Contract distributions and terminations                 (945)       (448)           -            -          (1)         (25)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               25,432       4,013           (6)         106          77          (31)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            41,082      11,421          444          594         532          (56)
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                 38,259       8,590          455          604         577          (76)
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                           45,991      11,310          455          604         577          370

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                            (821)       (297)           -          (29)        (20)          77
    Net realized gain (loss) on investments and
        capital gains distributions                      (12,816)     (2,827)         (30)         (12)         (8)         (33)
    Net unrealized appreciation (depreciation) of
        investments                                       (2,790)       (897)        (254)        (412)       (431)         (62)
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                       (16,427)     (4,021)        (284)        (453)       (459)         (18)

Changes from principal transactions:
    Purchase payments                                     16,384       7,906        1,270        2,192       1,233            -
    Contract distributions and terminations               (2,130)       (550)         (94)         (25)        (19)         (17)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               (6,070)        696          315          663         313          (16)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             8,184       8,052        1,491        2,830       1,527          (33)
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                 (8,243)      4,031        1,207        2,377       1,068          (51)
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                          $37,748     $15,341       $1,662       $2,981      $1,645         $319
                                                      ===========================================================================


SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                         SMITH
                                                        BARNEY       SMITH       SMITH
                                                      INTERNATIONAL  BARNEY      BARNEY        UBS
                                                        ALL CAP     LARGE CAP    MONEY       TACTICAL
                                                        GROWTH       VALUE       MARKET     ALLOCATION
                                                      --------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                               $455       $ 692         $156          $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (5)         (1)         (12)         (2)
    Net realized gain (loss) on investments and
        capital gains distributions                            1          13            -          (4)
    Net unrealized appreciation (depreciation) of
        investments                                         (142)        (79)           -          46
                                                      --------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (146)        (67)         (12)         40

Changes from principal transactions:
    Purchase payments                                          -           -            -         718
    Contract distributions and terminations                   (4)        (15)        (241)          -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   (5)        (47)         318          29
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -           -
                                                      --------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                (9)        (62)          77         747
                                                      --------------------------------------------------
Total increase (decrease)                                   (155)       (129)          65         787
                                                      --------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                              300         563          221         787

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (1)         11           (8)        (12)
    Net realized gain (loss) on investments and
        capital gains distributions                           (9)        (24)           -         (15)
    Net unrealized appreciation (depreciation) of
        investments                                          (67)       (133)           -        (299)
                                                      --------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           (77)       (146)          (8)       (326)

Changes from principal transactions:
    Purchase payments                                          -           -            -         768
    Contract distributions and terminations                   (3)         (9)        (174)        (87)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  (19)        (37)         104         406
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -           -
                                                      --------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               (22)        (46)         (70)      1,087
                                                      --------------------------------------------------
Total increase (decrease)                                    (99)       (192)         (78)        761
                                                      --------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $201        $371         $143      $1,548
                                                      ==================================================


SEE ACCOMPANYING NOTES.

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                                       86

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                                       87

                     Golden American Life Insurance Company
                               Separate Account B

                          Notes To Financial Statements

                                December 31, 2002

1. ORGANIZATION

Golden American Life Insurance Company Separate Account B (the "Account") was established by Golden American Life Insurance Company ("Golden American" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Golden American provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the Golden American guaranteed interest division, the Golden American fixed interest division, and the fixed separate account, which are not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business Golden American may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Golden American. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Golden American.

During 2002, the Account had GoldenSelect Contracts, Granite PrimElite Contracts, SmartDesign Contracts, and ING Rollover Choice Contracts.
GoldenSelect Contracts sold by Golden American during 2002 included DVA Plus, Access, Premium Plus, ESII, Value, Access One, Landmark, and Generations Contracts. SmartDesign Contracts included Variable Annuity ("VA") and Advantage Contracts.

The Account discontinued offering DVA 80 Contracts in May 1991 and discontinued registering DVA and DVA Series 100 Contracts for sale to the public as of May 1, 2000.

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)





1. ORGANIZATION (CONTINUED)

The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

At December 31, 2002, the Account had 151 investment divisions (the "Divisions") 44 of which invest in independently managed mutual funds and 107 of which invest in mutual funds managed by affiliates, either Direct Services, Inc., ING Investments, LLC, or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as "Portfolio" or "Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2002 and related Trusts are as follows:


The GCG Trust:                                      The GCG Trust (continued):
   All Cap Series                                      Global Franchise Series (S Class) **
   All Cap Advisor Series **                           Global Franchise Advisor Series **
   Asset Allocation Growth Series                      Growth Series
   Capital Growth Series                               Growth Advisor Series **
   Capital Growth Advisor Series **                    Hard Assets Series
   Capital Guardian Small Cap Series                   Hard Assets Advisor Series **
   Capital Guardian Small Cap Advisor Series **        International Enhanced EAFE Series (S Class) **
   Core Bond Series                                    International Enhanced EAFE Advisor Series **
   Core Bond Advisor Series **                         International Equity Series
   Developing World Series                             International Equity Advisor Series **
   Developing World Advisor Series **                  Internet Tollkeeper Series
   Diversified Mid-Cap Series                          Internet Tollkeeper Advisor Series **
   Diversified Mid-Cap Advisor Series **               Investors Series
   Equity Growth Series (S Class) **                   Investors Advisor Series **
   Equity Growth Series Advisor Series **              J.P. Morgan Fleming Small Cap Equity Series (S Class) **
   Equity Income Series                                J.P. Morgan Fleming Small Cap Equity Advisor Series **
   Equity Income Advisor Series **                     Janus Growth and Income Series
   Equity Opportunity Series                           Janus Growth and Income Advisor Series **
   Equity Opportunity Series Advisor Series **         Large Cap Value Series
   Focus Value Series (S Class) **                     Large Cap Value Advisor Series **
   Focus Value Series Advisor Series **                Limited Maturity Bond Series
   Fully Managed Series                                Liquid Asset Series
   Fully Managed Advisor Series **                     Liquid Asset Advisor Series **
   Fundamental Growth Focus Series (S Class) **        Managed Global Series
   Fundamental Growth Advisor Series **                Managed Global Advisor Series **


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


1.  ORGANIZATION (CONTINUED)

The GCG Trust (continued):                                      ING GET Fund:
   Mid-Cap Growth Series                                           ING GET Fund - Series N *
   Mid-Cap Growth Advisor Series **                                ING GET Fund - Series P *
   Real Estate Series                                              ING GET Fund - Series Q **
   Real Estate Advisor Series **                                   ING GET Fund - Series R **
   Research Series                                                 ING GET Fund - Series S **
   Research Advisor Series **                                      ING GET Fund - Series T **
   Special Situations Series                                       ING GET Fund - Series U **
   Special Situations Advisor Series **                         ING Partners, Inc.:
   Strategic Equity Series                                         ING Alger Growth Portfolio (Service Class) **
   Strategic Equity Advisor Series **                              ING American Century Small Cap Value Portfolio (Service Class) **
   Total Return Series                                             ING J.P. Morgan Mid Cap Value Portfolio (Service Class) **
   Total Return Advisor Series **                                  ING MFS(R)Capital Opportunities Portfolio (Initial Class) *
   Value Equity Series                                             ING MFS(R)Capital Opportunities Portfolio (Service Class) **
   Value Equity Advisor Series **                                  ING MFS(R)Global Growth Portfolio (Service Class) **
   Van Kampen Growth and Income Series                             ING OpCap Balanced Value Portfolio (Service Class) **
   Van Kampen Growth & Income Advisor Series **                    ING PIMCO Total Return Portfolio (Service Class) **
AIM Variable Insurance Funds:                                      ING Salomon Bros. Capital Portfolio (Service Class) **
   AIM V.I. Dent Demographic Trends Fund (Class II Shares) *       ING Salomon Bros. Investors Value Portfolio (Service Class) **
   AIM V.I. Growth Fund (Series II) *                              ING Scudder International Growth Portfolio (Service Class) **
   AIM V.I. Capital Appreciation Fund (Series II) **               ING T. Rowe Price Growth Equity Portfolio (Service Class) **
   AIM V.I. Core Equity Fund (Series II) **                        ING UBS Tactical Asset Allocation Portfolio (Service Class) **
   AIM V.I. Premier Equity Fund (Series II) **                     ING Van Kampen Comstock Portfolio (Service Class) **
Alliance Variable Products Series Fund, Inc.:                   ING Variable Insurance Trust:
   Alliance Bernstein Value Portfolio (Class B) *                  ING VP Worldwide Growth Portfolio (Service Shares)
   Alliance Growth and Income Portfolio (Class B) *             ING VP Bond Portfolio:
   Alliance Premier Growth Portfolio (Class B) *                   ING VP Bond Portfolio (Class S Shares) **
Fidelity(R)Variable Insurance Products Fund:                    ING Variable Portfolios, Inc.:
   Fidelity(R) VIP Growth Portfolio  (Service Class 2) *           ING VP Growth Portfolio (S Class) **
   Fidelity(R) VIP Equity-Income  Portfolio (Service Class 2) *    ING VP Index Plus LargeCap  Portfolio  (Class S) *
   Fidelity(R) VIP  Contrafund(R)Portfolio  (Service Class 2) *    ING VP Index Plus MidCap Portfolio (Class S) *
   Fidelity(R) VIP Overseas  Portfolio  (Service  Class 2) **      ING VP Index Plus SmallCap Portfolio (Class S) *
Franklin Templeton Variable Insurance Products Trust:              ING VP Small Company Portfolio (Class S) **
   Franklin Small Cap Value Securities Fund (Class 2) **           ING VP Value Opportunity Portfolio (Class S) *
Greenwich Street Series Fund:                                   ING Variable Products Trust:
   Greenwich Appreciation Portfolio                                ING VP Convertible Portfolio (Class S) *
The Galaxy VIP Fund:                                               ING VP Growth Opportunities Portfolio (Service Shares) *
   Galaxy VIP Asset Allocation Fund                                ING VP International Value Portfolio (Class S) **
   Galaxy VIP Equity Fund                                          ING VP Large Company Value Portfolio (Class S) *
   Galaxy VIP Growth and Income Fund                               ING VP LargeCap Growth Portfolio (Class S) *
   Galaxy VIP High Quality Bond Fund                               ING VP MagnaCap Portfolio (Service Shares) *
   Galaxy VIP Small Company Growth Fund                            ING VP MidCap Opportunities Portfolio (Class S) **

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


1.  ORGANIZATION (CONTINUED)

ING Variable Products Trust (continued):                                 ProFunds VP:
   ING VP SmallCap Opportunities Portfolio (Service Shares) *               ProFund VP Bull *
INVESCO Variable  Investment Funds,  Inc.:                                  ProFund VP Europe 30 *
   INVESCO VIF - Financial  Services  Fund *                                ProFund  VP  Small-Cap  *
   INVESCO  VIF - Health Sciences Fund *                                 Prudential  Series Fund, Inc.:
   INVESCO VIF - Leisure Fund **                                            Prudential  Jennison Portfolio (Class II Shares)
   INVESCO VIF - Utilities Fund*                                            Prudential SP Jennison International Growth
Janus Aspen  Series:                                                           Portfolio  (Class II Shares)
   Janus Aspen Series  Balanced Portfolio  (Service  Class) **           Putnam  Variable  Trust:
   Janus  Aspen  Series Flexible  Income  Portfolio  (Service  Class) **    Putnam VT Growth  and Income (Class IB) *
   Janus Aspen Series Growth Portfolio (Service Class) **                   Putnam VT International  Growth and Income  (Class IB) *
   Janus Aspen  Series  Worldwide Growth Portfolio (Service Class) *        Putnam VT Voyager Fund II (Class IB) *
Oppenheimer Variable Accounts Fund:                                      Travelers Series Fund Inc.:
   Oppenheimer Global Securities Fund/VA (Service Class) **                 Smith Barney High Income Portfolio
   Oppenheimer Strategic Bond Fund/VA (Service Class) **                    Smith Barney International All Cap Growth Portfolio
PIMCO Variable Insurance Trust:                                             Smith Barney Large Cap Value Portfolio
   PIMCO High Yield Portfolio                                               Smith Barney Money Market Portfolio
   PIMCO StocksPLUS Growth and Income Portfolio                          UBS Series Trust:
Pioneer Variable Contracts Trust:                                           UBS Tactical Allocation Portfolio (Class I) *
   Pioneer Equity-Income VCT Portfolio (Class II) **
   Pioneer Fund VCT Portfolio (Class II Shares) *
   Pioneer Mid-Cap Value VCT Portfolio (Class II Shares) *
   Pioneer Small Company VCT Portfolio (Class II) *

*   Division was new in 2001.
**  Division was new in 2002.


The GCG Trust Market Manager Division was open for investment for only a brief period during 1994 and 1995. This Division is now closed and Contractowners are not permitted to direct their investments into this Division. On March 6, 2001, all remaining proceeds in the Market Manager Division were liquidated and Contractowner holdings were reallocated to the Liquid Asset Division as described in the Contract prospectus.

On April 27, 2001, following approval by it shareholders, all remaining proceeds in the GCG Trust Emerging Markets Division were liquidated and Contractowner holdings were reallocated to the GCG Trust Developing World Division as described in the Contract prospectus.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


1. ORGANIZATION (CONTINUED)

On December 14, 2001, the consolidation of the Warburg Pincus International Equity Portfolio into the GCG Trust International Equity Series took place at no cost to Contractowners. Shares of GCG Trust International Equity Series were substituted for shares of Warburg Pincus International Equity Portfolio.

The names of certain Divisions were changed during 2002. The following is a summary of current and former names for those Divisions:

               CURRENT NAME                                FORMER NAME
--------------------------------------------------------------------------------
ING MFS(R)Capital Opportunities             PPI MFS Capital Opportunities
ING VP Worldwide Growth                     Pilgrim Worldwide Growth
ING VP Index Plus LargeCap                  Aetna Index Plus LargeCap
ING VP Index Plus MidCap                    Aetna Index Plus MidCap
ING VP Index Plus SmallCap                  Aetna Index Plus SmallCap
ING VP Value Opportunity                    Aetna Value Opportunity
ING VP Convertible                          Pilgrim Convertible
ING VP Growth Opportunities                 Pilgrim Growth Opportunities
ING VP Large Company Value                  Pilgrim Growth and Income
ING VP LargeCap Growth                      Pilgrim LargeCap Growth
ING VP MagnaCap                             Pilgrim MagnaCap
ING VP SmallCap Opportunities               Pilgrim SmallCap Opportunities

2. SIGNIFICANT ACCOUNTING POLICIES

The  following  is a  summary  of the  significant  accounting  policies  of the
Account:

USE OF ESTIMATES

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

Investments are made in shares of a Series or Portfolio of the Trusts and are recorded at fair value, determined by the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

FEDERAL INCOME TAXES

Operations of the Account form a part of, and are taxed with, the total operations of Golden American, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of Golden American.

TRANSFERS

Transfers between the Account and Golden American relate to gains and losses resulting from actual mortality experience, the full responsibility for which is assumed by Golden American, Contractowner transfers between the general account and the Divisions, and other Contractowner activity including contract deposits and withdrawals. Unsettled transactions as of the reporting date appear on a net basis in the line Payable to Golden American Life Insurance Company on the Statement of Assets and Liabilities.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES

Prior to February 1, 2000, DVA Plus, Access, and Premium Plus Contracts each had three different death benefit options referred to as Standard, Annual Ratchet, and 7% Solution; however, in the state of Washington, the 5.5% Solution is offered instead of the 7% Solution. After February 1, 2000, DVA Plus, Access and Premium Plus each had four different death benefit options referred to as Standard, Annual Ratchet, 7% Solution and Max 7. Granite PrimElite has two death benefit options referred to as Standard and Annual Ratchet. Golden American discontinued external sales of DVA 80 in May 1991. Golden American has also discontinued external sales of DVA 100, DVA Series 100, and Granite PremElite.

Under the terms of all Contracts, certain charges are allocated to the Contracts to cover Golden American's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES

Golden American assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

Daily charges deducted at annual rates to cover these risks follows:

SERIES                                                            ANNUAL RATES
                                                               -----------------

DVA 80                                                                0.80%
DVA                                                                   0.90
DVA Series 100                                                        1.25
DVA Plus (pre February 2000) - Standard                               1.10
DVA Plus (post January 2000) - Standard                               1.15
DVA Plus (post 2000) - Standard                                       1.15
DVA Plus (pre February 2000) - Annual Ratchet                         1.25
DVA Plus (pre February 2000) - 5.5% Solution                          1.25
DVA Plus (post January 2000) - 5.5% Solution                          1.25
DVA Plus (post 2000) - 5.5% Solution                                  1.30
DVA Plus (post January 2000) - Annual Ratchet                         1.30
DVA Plus (pre February 2000) - 7% Solution                            1.40

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

MORTALITY AND EXPENSE RISK CHARGES (CONTINUED)


 SERIES                                                           ANNUAL RATES
                                                               -----------------

DVA Plus (post January 2000) - Max 5.5                                  1.40%
DVA Plus (post 2000) - Annual Ratchet                                   1.40
DVA Plus (post 2000) - Max 5.5                                          1.45
DVA Plus (post January 2000) - 7% Solution                              1.50
DVA Plus (post 2000) - 7% Solution                                      1.50
DVA Plus (post January 2000) - Max 7                                    1.60
DVA Plus (post 2000) - Max 7                                            1.60
Access (pre February 2000) - Standard                                   1.25
Access (post January 2000) - Standard                                   1.30
Access (post 2000) - Standard                                           1.30
Access (pre February 2000) - Annual Ratchet                             1.40
Access (pre February 2000) - 5.5% Solution                              1.40
Access (post January 2000) - Annual Ratchet                             1.45
Access (post January 2000) - 5.5% Solution                              1.45
Access (post 2000) - 5.5% Solution                                      1.45
Access (pre February 2000) - 7% Solution                                1.55
Access (post January 2000) - Max 5.5                                    1.55
Access (post 2000) - Annual Ratchet                                     1.55
Access (post 2000) - Max 5.5                                            1.60
Access (post January 2000) - 7% Solution                                1.65
Access (post 2000) - 7% Solution                                        1.65
Access (post April 2001) - Standard                                     1.65
Access (post January 2000) - Max 7                                      1.75
Access (post 2000) - Max 7                                              1.75
Access (post April 2001) - 5.5% Solution                                1.80
Access (post April 2001) - Annual Ratchet                               1.90
Access (post April 2001) - Max 5.5                                      1.95
Access (post April 2001) - 7% Solution                                  2.00
Access (post April 2001) - Max 7                                        2.10
Premium Plus (pre February 2000) - Standard                             1.25
Premium Plus (post January 2000) - Standard                             1.30

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

MORTALITY AND EXPENSE RISK CHARGES (CONTINUED)

SERIES                                                           ANNUAL RATES
                                                                 ---------------

Premium Plus (post 2000) - Standard                                    1.30%
Premium Plus (pre February 2000) - Annual Ratchet                      1.40
Premium Plus (pre February 2000) - 5.5% Solution                       1.40
Premium Plus (post January 2000) - Annual Ratchet                      1.45
Premium Plus (post January 2000) - 5.5% Solution                       1.45
Premium Plus (post 2000) - 5.5% Solution                               1.45
Premium Plus (pre February 2000) - 7% Solution                         1.55
Premium Plus (post January 2000) - Max 5.5                             1.55
Premium Plus (post 2000) - Annual Ratchet                              1.55
Premium Plus (post 2000) - Max 5.5                                     1.60
Premium Plus (post January 2000) - 7% Solution                         1.65
Premium Plus (post 2000) - 7% Solution                                 1.65
Premium Plus (post January 2000) - Max 7                               1.75
Premium Plus (post 2000) - Max 7                                       1.75
ES II (pre 2001)                                                       1.25
ES II (post 2000) - Standard                                           1.25
ES II (post 2000) - Deferred Ratchet                                   1.30
ES II (post 2000) - 5.5% Solution                                      1.40
ES II (post 2000) - Annual Ratchet                                     1.50
ES II (post 2000) - Max 5.5                                            1.55
ES II (post 2000) - 7% Solution                                        1.60
ES II (post 2000) - Max 7                                              1.70
Value - Standard                                                       0.75
Access One                                                             0.35
Granite PrimElite - Standard                                           1.10
Granite PrimElite - Annual Ratchet                                     1.25
Generations - Standard                                                 1.25
Generations - Deferred Ratchet                                         1.30
Generations - Annual Ratchet                                           1.50
Generations - 7% Solution                                              1.60
Generations - Max 7                                                    1.70
Landmark - Standard                                                    1.50

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

MORTALITY AND EXPENSE RISK CHARGES (CONTINUED)

SERIES                                                            ANNUAL RATES
                                                               -----------------

Landmark - 5.5% Solution                                              1.65%
Landmark - Annual Ratchet                                             1.75
Landmark - Max 5.5                                                    1.80
Landmark - 7% Solution                                                1.85
Landmark - Max 7                                                      1.95
VA Option I                                                           0.80
VA Option II                                                          1.10
VA Option III                                                         1.25
VA Bonus Option I                                                     1.30
VA Bonus Option II                                                    1.60
VA Bonus Option III                                                   1.75
Advantage Option I                                                    2.05
Advantage Option II                                                   2.25
Advantage Option III                                                  2.30
Rollover Choice Option I                                              0.60
Rollover Choice Option II                                             0.80
Rollover Choice Option III                                            0.95

ASSET BASED ADMINISTRATIVE CHARGES

A daily charge at an annual rate of 0.10% is deducted from assets attributable to DVA and DVA Series 100 Contracts. A daily charge at an annual rate of 0.15% is deducted from the assets attributable to the DVA Plus, Access, Premium Plus, ESII, Value, Access One, Granite PrimElite, Generations, Landmark, VA, Advantage, and Rollover Choice Contracts.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


 3. CHARGES AND FEES (CONTINUED)

ADMINISTRATIVE CHARGES

An administrative charge is deducted from the accumulation value of deferred annuity Contracts to cover ongoing administrative expenses. The charge is $30 per Contract year for ES II, Value, VA, Advantage, and Rollover Choice Contracts. For DVA Series 100 and Access One Contracts there is no charge. For all other Contracts the charge is $40. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge had been waived for certain offerings of the Contracts.

For certain Contracts, a minimum death benefit guarantee charge of up to $1.20 per $1,000 of guaranteed death benefit per Contract year is deducted from the accumulation value of each Contract on its anniversary date.

CONTINGENT DEFERRED SALES CHARGES

Under DVA 80, DVA, DVA Plus, Premium Plus, ES II, Value, Granite PrimElite, Landmark, VA, Advantage, and Rollover Choice Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken. The following table reflects the Surrender Charge that is assessed based upon the date a premium payment is received.


  COMPLETE YEARS                 GRANITE
  ELAPSED SINCE         DVA     PRIMELITE
 PREMIUM PAYMENT        80          &       PREMIUM       ES II &                                              ROLLOVER
                      & DVA      DVA PLUS     PLUS     GENERATIONS   VALUE    ADVANTAGE     LANDMARK   VA       CHOICE
-------------------- -------- ------------ ---------- ------------- -------- ------------ ------------ ------ ----------
        0               6%        7%            8%          8%          6%         6%           6%      7%        6%
        1               5         7             8           7           6          5            5       7         6
        2               4         6             8           6           6          4            4       6         5
        3               3         5             8           5           5          -            3       6         4
        4               2         4             7           4           4          -            -       5         3
        5               1         3             6           3           3          -            -       4         2
        6               -         1             5           2           1          -            -       3         1
        7               -         -             3           1           -          -            -       -         -
        8               -         -             1           -           -          -            -       -         -
       9+               -         -             -           -           -          -            -       -         -
-------------------- -------- ------------ ---------- ------------- -------- ------------ ------------ ------ ----------


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

OTHER CONTRACT CHARGES

Under DVA 80, DVA, and DVA Series 100 Contracts, a charge is deducted from the accumulation value for Contractowners taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA Contracts, annual distribution fees are deducted from the Contracts' accumulation values.

DEFERRED SALES LOAD

Under Contracts offered prior to October 1995, a sales load of up to 7.5% was assessed against each premium payment for sales-related expenses as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA Contracts, although the sales load is chargeable to each premium when it is received by Golden American, the amount of such charge is initially advanced by Golden American to Contractowners and included in the accumulation value and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

PREMIUM TAXES

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the Contractowner's state of residence and currently ranges up to 3.5% of premiums.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

FEES WAIVED BY GOLDEN AMERICAN

Certain charges and fees for various types of Contracts are currently waived by Golden American. Golden American reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.


NET ASSETS RETAINED IN THE ACCOUNT BY GOLDEN AMERICAN LIFE INSURANCE COMPANY

A summary of the net assets retained in the Account, representing the unamortized deferred sales load and premium taxes advanced by Golden American previously noted, follows:

                                               YEAR ENDED
                                      -----------------------------
                                           2002            2001
                                      --------------- -------------
                                        (DOLLARS IN THOUSANDS)

Balance at beginning of year              $ 135          $  813
Sales load advanced                           9              46
Amortization of deferred
   sales load and premium tax              (144)           (724)
                                      --------------- -------------
Balance at end of year                  $     -        $   135
                                      =============== =============

4.  RELATED PARTY TRANSACTIONS

During the year ended December 31, 2002, management and service fees were paid indirectly to Directed Services, Inc., an affiliate of the Company, in its capacity as investment manager to the GCG Trust. The Trust's advisory agreement provided for a fee at annual rates ranging from 0.53% to 1.85% of the average net assets of each respective Series. In addition, management and service fees were paid to ING Investments, LLC, in its capacity as investment adviser to the ING GET Fund, the ING Variable Insurance Trust, ING VP Bond Portfolio, ING Variable Portfolios, Inc., and the ING Variable Products Trust. The Trusts' advisory agreement provided for fees at annual rates ranging from 0.35% to 1.00% of the average net assets of each respective Portfolio. Management and service fees were paid to ING Life Insurance and Annuity Company, an affiliate of the Company, in its capacity as investment adviser to ING Partners, Inc. The Trust's advisory agreement provided for a fee at annual rates ranging from 0.50% to 1.00% of the average net assets of each respective Portfolio.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments follows:




                                                                                YEAR ENDED DECEMBER 31
                                                                          2002                           2001
                                                             --------------------------------------------------------------
                                                               PURCHASES         SALES         PURCHASES        SALES
                                                             --------------------------------------------------------------
                                                                                (DOLLARS IN THOUSANDS)
The GCG Trust:
   All Cap                                                          $99,898        $62,269        $215,529         $18,161
   All Cap Advisor                                                      177              -               -               -
   Asset Allocation Growth                                           18,227         10,179          46,049             798
   Capital Growth                                                   271,861        306,181         150,331         150,151
   Capital Growth Advisor                                               154              -               -               -
   Capital Guardian Small Cap                                       830,463        842,708         474,975         410,116
   Capital Guardian Small Cap Advisor                                   320              -               -               -
   Core Bond                                                        332,380         34,599          96,443          23,096
   Core Bond Advisor                                                    995              -               -               -
   Developing World                                                 256,419        261,252         514,464         492,886
   Developing World Advisor                                              81              -               -               -
   Diversified Mid-Cap                                               58,638          6,680          51,740           5,350
   Diversified Mid-Cap Advisor                                          224              -               -               -
   Emerging Markets                                                       -              -          49,902          69,646
   Equity Growth                                                      5,244            623               -               -
   Equity Growth Advisor                                                480              -               -               -
   Equity Income                                                    166,618        101,344         216,341          81,506
   Equity Income Advisor                                                673             13               -               -
   Equity Opportunity                                               147,404        177,811         142,512         114,142
   Equity Opportunity Advisor                                            34              -               -               -
   Focus Value                                                        6,954            731               -               -
   Focus Value Advisor                                                   50              -               -               -
   Fully Managed                                                    383,713         62,233         377,005          90,177
   Fully Managed Advisor                                                946             34               -               -
   Fundamental Growth Focus                                           3,288            415               -               -
   Fundamental Growth Advisor                                           113              -               -               -
   Global Franchise                                                  19,859          4,824               -               -
   Global Franchise Advisor                                             744             42               -               -
   Growth                                                           922,370      1,085,634         838,003         854,786
   Growth Advisor                                                        97              -               -               -
   Hard Assets                                                      102,835         64,011          15,759          19,014
   Hard Assets Advisor                                                   95              -               -               -
   International Enhanced EAFE                                       18,536         13,290               -               -
   International Enhanced EAFE Advisor                                  166              -               -               -
   International Equity                                             684,796        688,451       1,288,757       1,304,170

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


                                                                                YEAR ENDED DECEMBER 31
                                                                          2002                           2001
                                                             --------------------------------------------------------------
                                                               PURCHASES         SALES         PURCHASES        SALES
                                                             --------------------------------------------------------------
                                                                                (DOLLARS IN THOUSANDS)
The GCG Trust (continued):
   International Equity Advisor                                       $ 254             $-             $ -             $ -
   Internet Tollkeeper                                               16,754          6,112           5,934             392
   Internet Tollkeeper Advisor                                           57              -               -               -
   Investors                                                         37,278          9,900          79,313           6,102
   Investors Advisor                                                    297              -               -               -
   J.P. Morgan Fleming Small Cap Equity                              10,549            557               -               -
   J.P. Morgan Fleming Small Cap Advisor                                520              -               -               -
   Janus Growth and Income                                           77,366         13,632          85,909           2,016
   Janus Growth and Income Advisor                                      602              -               -               -
   Large Cap Value                                                  137,118         37,870         192,419          13,495
   Large Cap Value Advisor                                              347              -               -               -
   Limited Maturity Bond                                            289,313        109,521         320,388         165,480
   Liquid Asset                                                   6,067,854      6,116,068       5,778,907       5,387,088
   Liquid Asset Advisor                                               3,353          1,553               -               -
   Managed Global Series                                            439,191        413,705         994,534         946,349
   Managed Global Advisor                                                51              -               -               -
   Market Manager                                                         -              -           3,388           8,410
   Mid-Cap Growth                                                   672,311        703,631         813,977         747,789
   Mid-Cap Growth Advisor                                               558              -               -               -
   Real Estate                                                      137,466         62,909          71,207          46,270
   Real Estate Advisor                                                  278              -               -               -
   Research                                                         171,313        231,552         208,240         178,793
   Research Advisor                                                     329              -               -               -
   Special Situations                                                11,468          6,198          21,339           1,778
   Special Situations Advisor                                            56              -               -               -
   Strategic Equity                                                 403,752        448,147         199,079         223,594
   Strategic Equity Advisor                                              79              -               -               -
   Total Return                                                     268,590        141,319         303,584          73,267
   Total Return Advisor                                               1,034             51               -               -
   Value Equity                                                     102,513         90,027         109,345          74,755
   Value Equity Advisor                                                 110              -               -               -
   Van Kampen Growth and Income                                      60,273        127,038          60,251          72,471
   Van Kampen Growth and Income Advisor                               1,031             31               -               -
AIM Variable Insurance Funds:
   AIM V.I. Dent Demographic Trends                                  16,368          5,241           3,649              90
   AIM V.I. Growth                                                      987            372             427               2
   AIM V.I. Capital Appreciation                                         34              -               -               -
   AIM V.I. Core Equity                                                  44              -               -               -
   AIM V.I. Premier Equity                                               87              -               -               -

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENT SECURITIES (CONTINUED)

                                                                                 YEAR ENDED DECEMBER 31
                                                                           2002                           2001
                                                              --------------------------------------------------------------
                                                                PURCHASES         SALES         PURCHASES        SALES
                                                              --------------------------------------------------------------
                                                                                 (DOLLARS IN THOUSANDS)
Alliance Variable Products Series Fund, Inc.:
   Alliance Bernstein Value                                          $ 2,631          $ 257           $ 648            $ 66
   Alliance Growth and Income                                          4,785            619           1,659              44
   Alliance Premier Growth                                             3,175          1,593           1,115              79
Fidelity(R)Variable Insurance Products Fund:
   Fidelity(R)VIP Growth                                               48,243         23,758             705              44
   Fidelity(R)VIP Equity-Income                                        62,498         39,048           1,945              55
   Fidelity(R)VIP Contrafund(R)                                         4,406            783           1,568             436
   Fidelity(R)VIP Overseas                                                  9              -               -               -
Franklin Templeton Variable Insurance Products Trust:
   Franklin Small Cap Value Securities                                    20              -               -               -
Greenwich Street Series Fund:
   Greenwich Appreciation                                                 81             74              54             116
The Galaxy VIP Fund:
   Galaxy VIP Asset Allocation                                            33            431             214             191
   Galaxy VIP Equity                                                      22            132             130             187
   Galaxy VIP Growth and Income                                            -             32              59             119
   Galaxy VIP High Quality Bond                                           32             58              90              18
   Galaxy VIP Small Company Growth                                        13             11              19               6
ING GET Fund:
   ING GET Fund - Series N                                               733          2,401          33,144           3,009
   ING GET Fund - Series P                                             6,579         18,769         152,998             246
   ING GET Fund - Series Q                                           182,185         15,241           1,904               -
   ING GET Fund - Series R                                           184,803         15,647               -               -
   ING GET Fund - Series S                                           227,944          9,645               -               -
   ING GET Fund - Series T                                           237,424          1,768               -               -
   ING GET Fund - Series U                                             1,047              -               -               -
ING Partners, Inc.:
   ING Alger Growth                                                       43              -               -               -
   ING American Century Small Cap Value                                    2              -               -               -
   ING J.P. Morgan Mid Cap Value                                         357             60               -               -
   ING MFS(R)Capital Opportunities                                     1,163            193             661               9
   ING MFS(R)Capital Opportunities                                        85              -               -               -
   ING MFS(R)Global Growth                                                76              1               -               -
   ING OpCap Balanced Value                                              131              -               -               -
   ING PIMCO Total Return                                                627             29               -               -
   ING Salomon Bros. Capital                                               9              -               -               -

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENT SECURITIES (CONTINUED)

                                                                                YEAR ENDED DECEMBER 31
                                                                          2002                           2001
                                                             --------------------------------------------------------------
                                                               PURCHASES         SALES         PURCHASES        SALES
                                                             --------------------------------------------------------------
                                                                                (DOLLARS IN THOUSANDS)
ING Partners, Inc. (continued):
   ING Salomon Bros. Investors Value                                    $ 4            $ -              $-             $ -
   ING Scudder International Growth                                       8              -               -               -
   ING T. Rowe Price Growth Equity                                      162              -               -               -
   ING UBS Tactical Asset Allocation                                      2              -               -               -
   ING Van Kampen Comstock                                            1,785             55               -               -
ING Variable Insurance Trust:
   ING VP Worldwide Growth                                           24,169          9,196          24,855           8,371
ING VP Bond Portfolio:
   ING VP Bond                                                       63,496         13,839               -               -
ING Variable Portfolios, Inc.:
   ING VP Growth                                                         51              1               -               -
   ING VP Index Plus LargeCap                                         7,078          2,691             896             101
   ING VP Index Plus MidCap                                           9,240          3,466             852              62
   ING VP Index Plus SmallCap                                         8,715          4,883             854             227
   ING VP Small Company                                                 251             37               -               -
   ING VP Value Opportunity                                           1,251            169             314              15
ING Variable Products Trust:
   ING VP Convertible                                                 1,096            187             195               3
   ING VP Growth Opportunities                                       10,173          2,384           7,080           1,675
   ING VP International Value                                            53              1               -               -
   ING VP Large Company Value                                         1,376            372             442             291
   ING VP LargeCap Growth                                             1,869          1,053             538               8
   ING VP MagnaCap                                                   13,443          3,846           5,521             131
   ING VP MidCap Opportunities                                           16              -               -               -
   ING VP SmallCap Opportunities                                     31,124          1,969          20,495           5,437
INVESCO Variable Investment Funds, Inc.:
   INVESCO VIF - Financial Services                                  63,673         40,543           3,684           1,338
   INVESCO VIF - Health Sciences                                     83,757         58,204          13,606           2,751
   INVESCO VIF - Leisure                                              7,516          1,277               -               -
   INVESCO VIF - Utilities                                            8,167            944           1,085             117
Janus Aspen Series:
   Janus Aspen Series Balanced                                          565             37               -               -
   Janus Aspen Series Flexible Income                                   276              3               -               -
   Janus Aspen Series Growth                                            225              1               -               -
   Janus Aspen Series Worldwide Growth                              104,529        101,442           1,300              62

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENT SECURITIES (CONTINUED)

                                                                                YEAR ENDED DECEMBER 31
                                                                          2002                           2001
                                                             --------------------------------------------------------------
                                                               PURCHASES         SALES         PURCHASES        SALES
                                                             --------------------------------------------------------------
                                                                                (DOLLARS IN THOUSANDS)
Oppenheimer Variable Accounts Fund:
   Oppenheimer Global Securities                                      $ 274            $24             $ -             $ -
   Oppenheimer Strategic Bond                                            53             36               -               -
PIMCO Variable Insurance Trust:
   PIMCO High Yield                                                 217,839        126,620         187,456         101,450
   PIMCO StocksPLUS Growth and Income                                92,182         97,761          78,983          54,922
Pioneer Variable Contracts Trust:
   Pioneer Equity-Income VCT                                            200              1               -               -
   Pioneer Fund VCT                                                  27,454          6,810           2,403             151
   Pioneer Mid-Cap Value VCT                                         69,537         13,624           5,058              16
   Pioneer Small Company VCT                                          3,491            398             978              82
ProFunds VP:
   ProFund VP Bull                                                  114,057         95,299          41,559          20,550
   ProFund VP Europe 30                                             318,634        307,100         179,473         169,046
   ProFund VP Small-Cap                                             321,292        294,784         202,340         180,975
Prudential Series Fund, Inc.:
   Prudential Jennison                                              223,318        215,947         161,864         120,999
   Prudential SP Jennison International Growth                       44,081         36,323          72,009          60,714
Putnam Variable Trust:
   Putnam VT Growth and Income                                        1,662            172             456              13
   Putnam VT International Growth and Income                          3,063            261             625              33
   Putnam VT Voyager II                                               1,601             94             539               8
Travelers Series Fund Inc.:
   Smith Barney High Income                                              82             38              51              62
   Smith Barney International All Cap Growth                              4             26               4              19
   Smith Barney Large Cap Value                                          19             54              30              71
   Smith Barney Money Market                                              2             80             194             129
UBS Series Trust:
   UBS Tactical Allocation                                            1,316            240             794              49

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



6. CHANGES IN UNITS

The changes in units outstanding for the years ended December 31, 2002 and 2001 are shown in the following table. The activity includes Contractowners electing to update a DVA 100 or DVA Series 100 Contract to a DVA PLUS Contract. Updates to DVA PLUS Contracts resulted in both a redemption (surrender of the old Contract) and an issue (acquisition of the new Contract). All of the units issued for the GCG Trust Market Manager Division resulted from such updates.


                                                                        FOR THE YEAR ENDED DECEMBER 31
                                                                2002                                        2001
                                            ---------------------------------------------------------------------------------------
                                                                                  NET                                     NET
                                                   UNITS           UNITS        INCREASE      UNITS          UNITS      INCREASE
                                                   ISSUED         REDEEMED     (DECREASE)     ISSUED        REDEEMED   (DECREASE)
                                            ---------------------------------------------------------------------------------------
The GCG Trust:
   All Cap                                        14,295,321    10,877,332     3,417,989     20,782,291    4,029,958   16,752,333
   All Cap Advisor                                    18,492             -        18,492              -            -            -
   Asset Allocation Growth                         2,524,223     1,691,382       832,841      5,576,656      359,275    5,217,381
   Capital Growth                                 12,673,641    14,350,360    (1,676,719)     9,170,101    7,646,399    1,523,702
   Capital Growth Advisor                              3,459             -         3,459              -            -            -
   Capital Guardian Small Cap                     31,167,383    33,693,558    (2,526,175)    12,516,724   12,352,679      164,045
   Capital Guardian Small Cap Advisor                 14,125             -        14,125              -            -            -
   Core Bond                                      58,286,404    59,112,337      (825,933)    32,782,567   28,723,840    4,058,727
   Core Bond Advisor                                  32,995            27        32,968              -            -            -
   Developing World                               31,632,928     7,268,250    24,364,678      9,464,453    3,028,846    6,435,607
   Developing World Advisor                           96,894           124        96,770              -            -            -
   Diversified Mid-Cap                            38,357,135    38,795,832      (438,697)    77,143,940   74,214,198    2,929,742
   Diversified Mid-Cap Advisor                         8,162             3         8,159              -            -            -
   Emerging Markets                                8,678,192     2,364,577     6,313,615      6,501,025    1,269,887    5,231,138
   Equity Growth                                      23,763           590        23,173              -            -            -
   Equity Growth Advisor                                   -             -             -      7,053,917    9,615,850   (2,561,933)
   Equity Income                                     715,898       157,257       558,641              -            -            -
   Equity Income Advisor                              47,562             -        47,562              -            -            -
   Equity Opportunity                             10,707,624     7,860,701     2,846,923     11,244,435    5,753,173    5,491,262
   Equity Opportunity Advisor                         68,680         3,462        65,218              -            -            -
   Focus Value                                       927,802       217,748       710,054              -            -            -
   Focus Value Advisor                                 4,735             -         4,735              -            -            -
   Fully Managed                                  16,893,498     5,743,297    11,150,201     15,753,519    5,774,203    9,979,316
   Fully Managed Advisor                              92,813         3,431        89,382              -            -            -
   Fundamental Growth Focus                          412,537        67,974       344,563              -            -            -
   Fundamental Growth Advisor                         11,445             7        11,438              -            -            -
   Global Franchise                                2,512,607       851,207     1,661,400              -            -            -
   Global Franchise Advisor                           78,879         4,514        74,365              -            -            -
   Growth                                         88,418,811   101,385,523   (12,966,712)    56,738,599   57,342,210     (603,611)
   Growth Advisor                                      9,416             -         9,416              -            -            -
   Hard Assets                                     8,767,576     6,176,025     2,591,551      1,479,521    1,669,257     (189,736)
   Hard Assets Advisor                                 9,841             -         9,841              -            -            -
   International Enhanced EAFE                     2,304,452     1,696,647       607,805              -            -            -

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


6. CHANGES IN UNITS (CONTINUED)

                                                                       FOR THE YEAR ENDED DECEMBER 31
                                                                2002                                        2001
                                            ---------------------------------------------------------------------------------------
                                                                                  NET                                     NET
                                                   UNITS           UNITS        INCREASE      UNITS          UNITS      INCREASE
                                                   ISSUED         REDEEMED     (DECREASE)     ISSUED        REDEEMED   (DECREASE)
                                            ---------------------------------------------------------------------------------------
The GCG Trust (continued):
   International Enhanced EAFE Advisor                16,921            29        16,892              -            -            -
   International Equity                           88,470,226    88,235,675       234,551    140,797,564  141,233,941     (436,377)
   International Equity Advisor                       25,956             3        25,953              -            -            -
   Internet Tollkeeper                             3,969,315     1,909,841     2,059,474        867,730      158,666      709,064
   Internet Tollkeeper Advisor                         5,119             -         5,119              -            -            -
   Investors                                       5,380,431     2,510,400     2,870,031      8,174,409    1,445,937    6,728,472
   Investors Advisor                                  30,514            17        30,497              -            -            -
   J.P. Morgan Fleming Small Cap Equity            1,450,310       238,479     1,211,831              -            -            -
   J.P. Morgan Fleming Small Cap Advisor              53,904             3        53,901              -            -            -
   Janus Growth and Income                        11,879,305     3,750,330     8,128,975     10,214,159    1,007,740    9,206,419
   Janus Growth and Income Advisor                    60,374             -        60,374              -            -            -
   Large Cap Value                                22,131,127    10,157,539    11,973,588     21,298,417    3,032,221   18,266,196
   Large Cap Value Advisor                            32,499             -        32,499              -            -            -
   Limited Maturity Bond                          19,089,421    10,093,155     8,996,266     21,094,466   13,022,965    8,071,501
   Liquid Asset                                  432,718,159   435,462,419    (2,744,260)   406,837,337  381,974,408   24,862,929
   Liquid Asset Advisor                              376,779       196,446       180,333              -            -            -
   Managed Global                                 29,219,248    27,211,114     2,008,134     57,913,358   54,827,286    3,086,072
   Managed Global Advisor                              4,848             -         4,848              -            -            -
   Market Manager                                          -             -             -              -      238,516     (238,516)
   Mid-Cap Growth                                 37,536,301    39,509,334    (1,973,033)    26,837,412   24,939,789    1,897,623
   Mid-Cap Growth Advisor                             56,277             2        56,275              -            -            -
   Real Estate                                     6,070,387     3,723,970     2,346,417      3,276,661    2,545,459      731,202
   Real Estate Advisor                                28,719             3        28,716              -            -            -
   Research                                       14,355,356    17,693,135    (3,337,779)    11,109,168   10,124,605      984,563
   Research Advisor                                   33,623             -        33,623              -            -            -
   Special Situations                              2,057,335     1,380,067       677,268      3,020,279      751,676    2,268,603
   Special Situations Advisor                          5,773             -         5,773              -            -            -
   Strategic Equity                               39,062,471    42,593,565    (3,531,094)    18,048,284   19,375,073   (1,326,789)
   Strategic Equity Advisor                            8,044             -         8,044              -            -            -
   Total Return                                   17,689,754    11,652,054     6,037,700     16,341,446    6,826,503    9,514,943
   Total Return Advisor                              100,210         5,006        95,204              -            -            -
   Value Equity                                    8,835,743     8,086,769       748,974      7,284,108    5,650,995    1,633,113
   Value Equity Advisor                               12,051           923        11,128              -            -            -
   Van Kampen Growth and Income                    5,686,825     8,964,808    (3,277,983)     5,403,189    5,969,298     (566,109)
   Van Kampen Growth and Income Advisor              105,373         4,220       101,153              -            -            -
AIM Variable Insurance Funds:
   AIM V.I. Dent Demographic Trends                2,175,335       948,298     1,227,037        339,548       16,457      323,091
   AIM V.I. Growth                                   129,633        51,493        78,140         42,954           57       42,897
   AIM V.I. Capital Appreciation                       3,701             -         3,701              -            -            -
   AIM V.I. Core Equity                                4,961             -         4,961              -            -            -
   AIM V.I. Premier Equity                            11,714             -        11,714              -            -            -
Alliance Variable Products Series Fund, Inc.
   Alliance Bernstein Value                          298,200        42,183       256,017         71,653       12,180       59,473
   Alliance Growth and Income                        585,752       114,322       471,430        181,005        8,620      172,385
   Alliance Premier Growth                           467,717       260,296       207,421        123,347        9,253      114,094


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


6. CHANGES IN UNITS (CONTINUED)

                                                                       FOR THE YEAR ENDED DECEMBER 31
                                                                2002                                        2001
                                            ---------------------------------------------------------------------------------------
                                                                                  NET                                     NET
                                                   UNITS           UNITS        INCREASE      UNITS          UNITS      INCREASE
                                                   ISSUED         REDEEMED     (DECREASE)     ISSUED        REDEEMED   (DECREASE)
                                            ---------------------------------------------------------------------------------------
Fidelity(R)Variable Insurance Products Fund:
   Fidelity(R)VIP Growth                           8,076,321      4,495,778     3,580,543        80,283        5,508       74,775
   Fidelity(R)VIP Equity-Income                    8,251,501      5,400,874     2,850,627       214,691       11,435      203,256
   Fidelity(R)VIP Contrafund(R)                      540,071        148,494       391,577       171,166       49,255      121,911
   Fidelity(R)VIP Overseas                             1,171              -         1,171
Franklin Templeton Variable Insurance Products Trust:
   Franklin Small Cap Value Securities                 1,965             25         1,940             -            -            -
Greenwich Street Series Fund:
   Greenwich Appreciation                              4,624          4,584            40         2,637        6,303       (3,666)
The Galaxy VIP Fund:
   Galaxy VIP Asset Allocation                         1,789         52,447       (50,658)       19,007       19,492         (485)
   Galaxy VIP Equity                                   2,539         15,793       (13,254)       11,685       17,902       (6,217)
   Galaxy VIP Growth and Income                          561          3,752        (3,191)        5,606       12,104       (6,498)
   Galaxy VIP High Quality Bond                        2,096          4,759        (2,663)        7,406        1,490        5,916
   Galaxy VIP Small Company Growth                     1,172          1,052           120         1,341          329        1,012
ING GET Fund:
   ING GET Fund - Series N                            43,042        189,804      (146,762)    3,305,373      296,325    3,009,048
   ING GET Fund - Series P                           772,618      1,720,085      (947,467)   15,403,642      127,730   15,275,912
   ING GET Fund - Series Q                        18,122,750      1,458,265    16,664,485       190,471            -      190,471
   ING GET Fund - Series R                        18,803,947      1,893,348    16,910,599             -            -            -
   ING GET Fund - Series S                        22,953,264      1,085,776    21,867,488             -            -            -
   ING GET Fund - Series T                        23,875,059        232,370    23,642,689             -            -            -
   ING GET Fund - Series U                           104,774              -       104,774             -            -            -
ING Partners, Inc.:
   ING Alger Growth                                    5,956              -         5,956             -            -            -
   ING American Century Small Cap Value                  215              -           215             -            -            -
   ING J.P. Morgan Mid Cap Value                         950             31           919             -            -            -
   ING MFS(R)Capital Opportunities (Initial Class)    39,538          6,696        32,842             -            -            -
   ING MFS(R)Capital Opportunities (Service Class)   169,917         39,170       130,747        79,584        1,274       78,310
   ING MFS(R)Global Growth                            10,569              -        10,569             -            -            -
   ING OpCap Balanced Value                            9,184            144         9,040             -            -            -
   ING PIMCO Total Return                             16,208              -        16,208             -            -            -
   ING Salomon Bros. Capital                          57,930          2,748        55,182             -            -            -
   ING Salomon Bros. Investors Value                     487              -           487             -            -            -
   ING Scudder International Growth                    1,232              -         1,232             -            -            -
   ING T. Rowe Price Growth Equity                    19,085              -        19,085             -            -            -
   ING UBS Tactical Asset Allocation                     297              -           297             -            -            -
   ING Van Kampen Comstock                           218,552          8,852       209,700             -            -            -
ING Variable Insurance Trust:
   ING VP Worldwide Growth                         4,884,109      2,447,811     2,436,298     3,791,068    1,563,623    2,227,445
ING VP Bond Portfolio:
   ING VP Bond                                     7,230,384      2,562,132     4,668,252             -            -            -
ING Variable Portfolios, Inc.:
   ING VP Growth                                       6,679            110         6,569             -            -            -
   ING VP Index Plus LargeCap                        989,798        442,688       547,110        99,176       12,643       86,533
   ING VP Index Plus MidCap                        1,075,901        467,221       608,680        90,604        7,688       82,916

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


6. CHANGES IN UNITS (CONTINUED)

                                                                       FOR THE YEAR ENDED DECEMBER 31
                                                                2002                                        2001
                                            ---------------------------------------------------------------------------------------
                                                                                  NET                                     NET
                                                   UNITS           UNITS        INCREASE      UNITS          UNITS      INCREASE
                                                   ISSUED         REDEEMED     (DECREASE)     ISSUED        REDEEMED   (DECREASE)
                                            ---------------------------------------------------------------------------------------
ING Variable Portfolios, Inc. (continued):
   ING VP Index Plus SmallCap                      1,032,462       634,554       397,908         96,255       28,852       67,403
   ING VP Small Company                               27,484         6,772        20,712              -            -            -
   ING VP Value Opportunity                          162,657        30,086       132,571         34,696        1,645       33,051
ING Variable Products Trust:
   ING VP Convertible                                111,643        22,720        88,923         18,782          347       18,435
   ING VP Growth Opportunities                     1,984,390       760,395     1,223,995        931,175      259,800      671,375
   ING VP International Value                          5,020            82         4,938              -            -            -
   ING VP Large Company Value                        151,517        46,425       105,092         45,138       30,153       14,985
   ING VP LargeCap Growth                            281,373       173,739       107,634         56,377          733       55,644
   ING VP MagnaCap                                 1,873,780       706,779     1,167,001        632,349       53,590      578,759
   ING VP MidCap Opportunities                         1,700             -         1,700              -            -            -
   ING VP SmallCap Opportunities                   6,167,933     1,352,225     4,815,708      2,548,996      811,701    1,737,295
INVESCO Variable Investment Funds, Inc.:
   INVESCO VIF - Financial Services                8,952,534     6,278,761     2,673,773        434,280      177,355      256,925
   INVESCO VIF - Health Sciences                  11,553,067     8,591,990     2,961,077      1,421,950      369,814    1,052,136
   INVESCO VIF - Leisure                           1,002,159       278,062       724,097              -            -            -
   INVESCO VIF - Utilities                         1,413,473       305,358     1,108,115        141,238       22,159      119,079
Janus Aspen Series:
   Janus Aspen Series Balanced                        57,501         3,830        53,671              -            -            -
   Janus Aspen Series Flexible Income                 25,934           170        25,764              -            -            -
   Janus Aspen Series Growth                          26,711            20        26,691              -            -            -
   Janus Aspen Series Worldwide Growth            13,323,220    12,946,666       376,554        146,938        8,275      138,663
Oppenheimer Variable Accounts Fund:
   Oppenheimer Global Securities                      29,681         2,882        26,799              -            -            -
   Oppenheimer Strategic Bond                          5,028         3,500         1,528              -            -            -
PIMCO Variable Insurance Trust:
   PIMCO High Yield                               27,197,895    19,409,516     7,788,379     21,217,537   13,988,901    7,228,636
   PIMCO StocksPLUS Growth and Income             13,357,877    14,285,763      (927,886)     8,925,373    7,365,612    1,559,761
Pioneer Variable Contracts Trust:
   Pioneer Equity-Income VCT                          21,635            61        21,574              -            -            -
   Pioneer Fund VCT                                3,769,608     1,315,200     2,454,408        268,899       26,350      242,549
   Pioneer Mid-Cap Value VCT                       7,875,737     2,670,048     5,205,689        576,552       96,828      479,724
   Pioneer Small Company VCT                         431,876        92,472       339,404        107,907       10,101       97,806
ProFunds VP:
   ProFund VP Bull                                18,816,487    16,427,269     2,389,218      4,686,896    2,370,498    2,316,398
   ProFund VP Europe 30                           50,746,741    48,922,218     1,824,523     23,135,968   22,371,682      764,286
   ProFund VP Small-Cap                           44,254,935    41,001,972     3,252,963     21,972,144   19,853,663    2,118,481
Prudential Series Fund, Inc.:
   Prudential Jennison                            45,072,785    43,503,839     1,568,946     26,252,187   19,904,133    6,348,054
   Prudential SP Jennison International
      Growth                                      10,464,472     8,810,383     1,654,089     12,383,699   10,604,474    1,779,225
Putnam Variable Trust:
   Putnam VT Growth and Income                       199,811        27,845       171,966         50,302        2,090       48,212
   Putnam VT International Growth and Income         355,859        48,525       307,334         70,513        6,733       63,780
   Putnam VT Voyager II                              227,745        22,636       205,109         68,823        2,835       65,988


                                      109

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


6. CHANGES IN UNITS (CONTINUED)

                                                                       FOR THE YEAR ENDED DECEMBER 31
                                                                2002                                        2001
                                            ---------------------------------------------------------------------------------------
                                                                                  NET                                     NET
                                                   UNITS           UNITS        INCREASE      UNITS          UNITS      INCREASE
                                                   ISSUED         REDEEMED     (DECREASE)     ISSUED        REDEEMED   (DECREASE)
                                            ---------------------------------------------------------------------------------------
Travelers Series Fund Inc.:
   Smith Barney High Income                               35         3,035        (3,000)            93        4,626       (4,533)
   Smith Barney International All Cap Growth              80         2,233        (2,153)           277        1,051         (774)
   Smith Barney Large Cap Value                          114         3,173        (3,059)             6        3,282       (3,276)
   Smith Barney Money Market                              16         6,191        (6,175)        15,005       10,129        4,876
UBS Series Trust:
   UBS Tactical Allocation                           165,483        32,046       133,437         89,352        5,615       83,737

                                      110

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY

Accumulation unit value information for units outstanding, by Contract type, as of December 31, 2002 follows:

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST ALL CAP
Contracts in accumulation period:
DVA                                                                                   41,458.754   $8.65         $358,618
DVA Series 100                                                                         3,137.705    8.56           26,859
DVA Plus - Standard (pre February 2000)                                               94,490.061    8.59          811,670
DVA Plus - Standard (post January 2000 & post 2000)                                  355,697.642    8.57        3,048,329
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              3,519,149.243    8.55       30,088,726
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            4,205,675.709    8.54       35,916,471
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        1,646,986.989    8.51       14,015,859
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        957,911.527    8.50        8,142,248
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           1,505,988.275    8.49       12,785,840
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    3,652,427.624    8.47       30,936,062
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        1,438,659.230    8.46       12,171,057
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  3,308,447.252    8.45       27,956,379
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           5,615,264.398    8.42       47,280,526
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,104.907    8.41           26,112
Access - Annual Ratchet (post April 2001)                                            186,268.904    8.39        1,562,796
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 892,250.465    8.37        7,468,136

                                      111

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST ALL CAP (CONTINUED)
Access - 7% Solution (post April 2001)                                               142,957.557   $8.36       $1,195,125
Access  - Max 7 (post April 2001)                                                    381,029.823    8.34        3,177,789
ES II - Max 7 (post 2000), Generations - Max 7                                       915,050.379    8.44        7,723,025
Landmark - 7% Solution                                                               294,227.794    8.40        2,471,513
Value                                                                                 71,708.265    8.68          622,428
                                                                                -----------------        -----------------
                                                                                  29,231,892.503             $247,785,568
                                                                                =================        =================

GCG TRUST ALL CAP ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  3,130.121   $9.53          $29,830
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                   75.548    9.53              720
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               2,247.033    9.53           21,414
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            8,123.878    9.52           77,339
ES II - Max 7 (post 2000), Generations - Max 7                                         4,915.691    9.52           46,797
                                                                                -----------------        -----------------
                                                                                      18,492.271                 $176,100
                                                                                =================        =================

GCG TRUST ASSET ALLOCATION GROWTH
Contracts in accumulation period:
DVA                                                                                    2,027.410   $7.33          $14,861
DVA Plus - Standard (pre February 2000)                                               26,126.263    7.29          190,460
DVA Plus - Standard (post January 2000 & post 2000)                                   70,920.996    7.28          516,305
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                660,455.843    7.26        4,794,909
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,194,266.289    7.25        8,658,431
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          169,483.674    7.24        1,227,062

                                      112

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST ASSET ALLOCATION GROWTH (CONTINUED)
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        187,063.134   $7.23       $1,352,466
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             337,704.673    7.22        2,438,228
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      501,198.187    7.21        3,613,639
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          446,755.295    7.20        3,216,638
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    987,291.899    7.20        7,108,502
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,284,001.843    7.18        9,219,133
Access - Annual Ratchet (post April 2001)                                             51,903.335    7.16          371,628
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 224,828.378    7.15        1,607,523
Access - 7% Solution (post April 2001)                                                31,656.908    7.14          226,030
Access  - Max 7 (post April 2001)                                                     69,349.514    7.12          493,769
ES II - Max 7 (post 2000), Generations - Max 7                                       241,486.345    7.19        1,736,287
Landmark - 7% Solution                                                                48,142.273    7.16          344,699
Value                                                                                 16,589.694    7.35          121,934
                                                                                -----------------        -----------------
                                                                                   6,551,251.953              $47,252,504
                                                                                =================        =================

GCG TRUST CAPITAL GROWTH
Contracts in accumulation period:
DVA 80                                                                                 1,607.870  $10.52          $16,915
DVA                                                                                  153,146.430   10.37        1,588,128
DVA Series 100                                                                         8,227.787   10.13           83,347
DVA Plus - Standard (pre February 2000)                                              380,316.760   10.20        3,879,231
DVA Plus - Standard (post January 2000 & post 2000)                                  142,766.855   10.17        1,451,939
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              5,368,760.600   10.10       54,224,482
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,918,853.410   10.06       19,303,665

                                      113

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST CAPITAL GROWTH (CONTINUED)
DVA Plus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        4,478,808.490   $9.99      $44,743,297
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        749,731.689    9.96        7,467,328
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             481,010.436    9.92        4,771,624
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    6,139,683.548    9.89       60,721,470
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          616,585.888    9.86        6,079,537
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  1,761,535.292    9.82       17,298,277
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,863,527.950    9.76       18,188,033
Access - Annual Ratchet (post April 2001)                                             30,974.973    9.66          299,218
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 184,178.500    9.62        1,771,797
Access - 7% Solution (post April 2001)                                                58,702.850    9.59          562,960
Access  - Max 7 (post April 2001)                                                     67,393.152    9.52          641,583
ES II - Max 7 (post 2000), Generations - Max 7                                       249,302.116    9.79        2,440,668
Landmark - 7% Solution                                                                56,387.454    9.69          546,394
Value                                                                                 65,321.974   10.45          682,615
                                                                                -----------------        -----------------
                                                                                  24,776,824.024             $246,762,508
                                                                                =================        =================

GCG TRUST CAPITAL GROWTH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  1,843.350  $10.46          $19,281
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                 341.182   10.45            3,565

                                      114

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST CAPITAL GROWTH ADVISOR (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            6,840.247  $10.45          $71,481
ES II - Max 7 (post 2000), Generations - Max 7                                         5,100.584   10.45           53,301
                                                                                -----------------        -----------------
                                                                                      14,125.363                 $147,628
                                                                                =================        =================
GCG TRUST CAPITAL GUARDIAN SMALL CAP
Currently payable annuity products:
DVA                                                                                    2,297.593  $13.52          $31,063
Contracts in accumulation period:
DVA 80                                                                                14,858.695   13.71          203,713
DVA                                                                                  214,874.378   13.52        2,905,102
DVA Series 100                                                                        13,572.305   13.18          178,883
DVA Plus - Standard (pre February 2000)                                              343,421.977   13.28        4,560,644
DVA Plus - Standard (post January 2000 & post 2000)                                  235,631.961   13.23        3,117,411
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              5,592,780.344   13.14       73,489,134
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            2,987,430.595   13.09       39,105,466
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        4,048,976.100   13.00       52,636,689
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,000,666.713   12.95       12,958,634
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             874,016.460   12.91       11,283,552
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    4,163,677.792   12.86       53,544,896
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          857,077.537   12.82       10,987,734
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  2,319,409.725   12.77       29,618,862

                                      115

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST CAPITAL GUARDIAN SMALL CAP (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           2,389,035.932  $12.68      $30,292,976
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          1,453.358   12.64           18,370
Access - Annual Ratchet (post April 2001)                                             61,290.156   12.55          769,191
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 350,648.747   12.50        4,383,109
Access - 7% Solution (post April 2001)                                                54,701.732   12.46          681,584
Access  - Max 7 (post April 2001)                                                     69,007.571   12.37          853,624
ES II - Max 7 (post 2000), Generations - Max 7                                       518,748.741   12.73        6,603,671
Landmark - 7% Solution                                                               123,957.985   12.59        1,560,631
Access One                                                                             1,141.000   14.00           15,974
Value                                                                                100,785.890   13.61        1,371,696
                                                                                -----------------        -----------------
                                                                                  26,339,463.287             $341,172,609
                                                                                =================        =================

GCG TRUST CAPITAL GUARDIAN SMALL CAP ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  5,340.969   $9.73          $51,968
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            1,152.595    9.72           11,203
ES II - Max 7 (post 2000), Generations - Max 7                                        26,474.859    9.72          257,336
                                                                                -----------------        -----------------
                                                                                      32,968.423                 $320,507
                                                                                =================        =================

GCG TRUST CORE BOND
Contracts in accumulation period:
DVA 80                                                                                   753.424  $13.35          $10,058
DVA                                                                                   90,062.736   13.13        1,182,524
DVA Series 100                                                                           738.171   12.76            9,419
DVA Plus - Standard (pre February 2000)                                              223,688.583   12.87        2,878,872
DVA Plus - Standard (post January 2000 & post 2000)                                  284,926.081   12.81        3,649,903
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              4,410,374.581   12.71       56,055,861
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            4,516,489.676   12.65       57,133,594
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        2,142,594.793   12.55       26,889,565

                                      116

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST CORE BOND (CONTINUED)
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      689,474.728    $12.49      $8,611,539
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard         1,936,105.724     12.44      24,085,155
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                  4,423,425.565     12.39      54,806,243
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                      1,446,384.844     12.34      17,848,389
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                3,457,226.108     12.29      42,489,309
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                         5,600,336.870     12.19      68,268,106
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                       32,107.716     12.13         389,467
Access - Annual Ratchet (post April 2001)                                          134,069.579     12.03       1,612,857
Access - Max 5.5 (post April 2001), Landmark - Max 7                               836,450.736     11.98      10,020,680
Access - 7% Solution (post April 2001)                                             299,610.090     11.93       3,574,348
Access  - Max 7 (post April 2001)                                                  390,105.072     11.83       4,614,943
ES II - Max 7 (post 2000), Generations - Max 7                                   1,325,734.470     12.24      16,226,990
Landmark - 7% Solution                                                             529,439.956     12.08       6,395,635
Value                                                                               71,442.238     13.24         945,895
VA Option I                                                                        161,643.514     13.19       2,132,078
VA Option II                                                                       104,350.003     12.86       1,341,941
VA Option III                                                                       78,978.140     12.70       1,003,022
VA Bonus Option I                                                                  410,566.626     12.65       5,193,668
VA Bonus Option II                                                                 238,795.640     12.34       2,946,738
VA Bonus Option III                                                                280,007.129     12.18       3,410,487
SmartDesign Advantage Option I                                                      41,826.052     11.89         497,312
SmartDesign Advantage Option II                                                     33,654.867     11.69         393,425
SmartDesign Advantage Option III                                                    27,833.585     11.55         321,478
Rollover Choice Option I                                                            11,209.365     13.41         150,318
Rollover Choice Option II                                                            7,405.249     13.19          97,675
                                                                                ---------------          ----------------
                                                                                34,237,811.911              $425,187,494
                                                                                ===============          ================

GCG TRUST CORE BOND ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                               27,862.818    $10.26        $285,873

                                      117

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST CORE BOND ADVISOR  (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              4,219.045    $10.26        $43,287
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             6,367.528     10.25         65,267
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         48,272.777     10.25        494,796
ES II - Max 7 (post 2000), Generations - Max 7                                      10,048.284     10.24        102,894
                                                                                ---------------          ---------------
                                                                                    96,770.452                 $992,117
                                                                                ===============          ===============

GCG TRUST DEVELOPING WORLD
Currently payable annuity products:
DVA                                                                                 12,255.773     $6.36        $77,947
Contracts in accumulation period:
DVA 80                                                                              14,178.783      6.42         91,028
DVA                                                                                475,932.987      6.36      3,026,934
DVA Series 100                                                                      18,313.765      6.25        114,461
DVA Plus - Standard (pre February 2000)                                            207,165.986      6.28      1,301,002
DVA Plus - Standard (post January 2000 & post 2000)                                144,724.137      6.26        905,973
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                            1,925,891.221      6.23     11,998,302
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          1,365,017.451      6.22      8,490,409
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                      1,372,716.295      6.19      8,497,114
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      474,427.290      6.17      2,927,216
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           249,735.938      6.16      1,538,373

                                      118

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST DEVELOPING WORLD (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                  1,283,289.404     $6.14     $7,879,397
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        256,922.106      6.13      1,574,933
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  690,414.368      6.11      4,218,432
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           847,173.047      6.08      5,150,812
Access - Annual Ratchet (post April 2001)                                           45,608.548      6.04        275,476
Access - Max 5.5 (post April 2001), Landmark - Max 7                                87,622.124      6.02        527,485
Access - 7% Solution (post April 2001)                                              14,127.458      6.01         84,906
Access  - Max 7 (post April 2001)                                                   39,283.433      5.98        234,915
ES II - Max 7 (post 2000), Generations - Max 7                                      89,889.364      6.10        548,325
Landmark - 7% Solution                                                              40,885.379      6.05        247,357
Value                                                                               46,745.779      6.39        298,706
                                                                                ---------------          ---------------
                                                                                 9,702,320.636              $60,009,503
                                                                                ===============          ===============

GCG TRUST DEVELOPING WORLD ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  520.886     $9.71         $5,058
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             5,949.670      9.70         57,712
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            504.135      9.70          4,890
ES II - Max 7 (post 2000), Generations - Max 7                                       1,184.808      9.70         11,493
                                                                                ---------------          ---------------
                                                                                     8,159.499                  $79,153
                                                                                ===============          ===============

GCG TRUST DIVERSIFIED MID-CAP Contracts in accumulation period:
DVA                                                                                 14,377.938     $7.30       $104,959
DVA Series 100                                                                         547.871      7.24          3,967
DVA Plus - Standard (pre February 2000)                                             52,084.982      7.26        378,137
DVA Plus - Standard (post January 2000 & post 2000)                                107,226.771      7.25        777,394
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                            1,436,693.678      7.23     10,387,295

                                      119

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST DIVERSIFIED MID-CAP (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          1,947,601.094     $7.22    $14,061,680
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        504,098.037      7.21      3,634,547
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      239,616.364      7.20      1,725,238
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           877,091.558      7.19      6,306,288
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                  1,210,498.995      7.18      8,691,383
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        839,243.527      7.17      6,017,376
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                1,611,467.331      7.17     11,554,221
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                         2,302,130.917      7.15     16,460,236
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                        1,418.819      7.14         10,130
Access - Annual Ratchet (post April 2001)                                           78,293.863      7.12        557,452
Access - Max 5.5 (post April 2001), Landmark - Max 7                               492,026.422      7.12      3,503,228
Access - 7% Solution (post April 2001)                                              74,631.497      7.11        530,630
Access  - Max 7 (post April 2001)                                                  181,302.263      7.09      1,285,433
ES II - Max 7 (post 2000), Generations - Max 7                                     532,775.028      7.16      3,814,669
Landmark - 7% Solution                                                             163,816.671      7.13      1,168,013
Value                                                                               28,075.151      7.31        205,229
                                                                                ---------------          ---------------
                                                                                12,695,018.777              $91,177,505
                                                                                ===============          ===============

GCG TRUST DIVERSIFIED MID-CAP ADVISOR Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                5,407.942     $9.48        $51,267

                                      120

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST DIVERSIFIED MID-CAP ADVISOR (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                432.092     $9.48         $4,096
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               243.004      9.47          2,301
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         12,952.240      9.47        122,658
ES II - Max 7 (post 2000), Generations - Max 7                                       4,137.894      9.47         39,186
                                                                                ---------------          ---------------
                                                                                    23,173.172                 $219,508
                                                                                ===============          ===============

GCG TRUST EQUITY GROWTH Contracts in accumulation period:
DVA                                                                                  3,698.022     $7.84        $28,992
DVA Plus - Standard (pre February 2000)                                              2,799.601      7.83         21,921
DVA Plus - Standard (post January 2000 & post 2000)                                 10,978.003      7.83         85,958
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              124,180.866      7.82        971,094
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            115,969.157      7.82        906,879
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                         36,456.517      7.81        284,725
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                       16,317.558      7.81        127,440
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            28,455.347      7.81        222,236
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                     62,875.801      7.81        491,060
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         20,987.840      7.80        163,705

                                      121

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST EQUITY GROWTH (CONTINUED)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                   37,951.928     $7.80       $296,025
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            67,606.323      7.79        526,653
Access - Max 5.5 (post April 2001), Landmark - Max 7                                10,421.530      7.78         81,080
Access  - Max 7 (post April 2001)                                                      852.028      7.78          6,629
ES II - Max 7 (post 2000), Generations - Max 7                                      10,170.532      7.80         79,330
Landmark - 7% Solution                                                               8,348.943      7.79         65,038
Value                                                                                  571.100      7.85          4,483
                                                                                ---------------          ---------------
                                                                                   558,641.096               $4,363,248
                                                                                ===============          ===============

GCG TRUST EQUITY GROWTH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  500.893     $9.64         $4,829
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            15,788.036      9.63        152,039
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          2,058.799      9.63         19,826
ES II - Max 7 (post 2000), Generations - Max 7                                      29,214.728      9.63        281,338
                                                                                ---------------          ---------------
                                                                                    47,562.456                 $458,032
                                                                                ===============          ===============

GCG TRUST EQUITY INCOME
Currently payable annuity products:
DVA 80                                                                               1,348.359    $22.22        $29,661
DVA                                                                                 25,612.255     21.61        553,481
Contracts in accumulation period:
DVA 80                                                                             121,213.832     22.22      2,693,671
DVA                                                                              2,051,786.851     21.61     44,339,114
DVA Series 100                                                                      32,304.604     20.57        664,506
DVA Plus - Standard (pre February 2000)                                            255,606.846     20.89      5,339,627
DVA Plus - Standard (post January 2000 & post 2000)                                159,632.560     20.72      3,307,587
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                            2,796,771.768     20.45     57,193,983
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          2,137,260.309     20.28     43,343,639

                                      122

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST EQUITY INCOME (CONTINUED)
DVA Plus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                      2,226,227.787    $20.03    $44,591,343
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      375,190.550     19.86      7,451,284
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           814,591.599     19.72     16,063,746
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                  3,360,009.304     19.58     65,788,982
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        773,224.228     19.44     15,031,479
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                1,769,553.969     19.30     34,152,392
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                         2,273,204.350     19.03     43,259,079
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          192.692     18.90          3,642
Access - Annual Ratchet (post April 2001)                                           69,736.079     18.63      1,299,183
Access - Max 5.5 (post April 2001), Landmark - Max 7                               425,111.213     18.50      7,864,557
Access - 7% Solution (post April 2001)                                              90,035.804     18.37      1,653,958
Access  - Max 7 (post April 2001)                                                   94,236.389     18.11      1,706,621
ES II - Max 7 (post 2000), Generations - Max 7                                     479,847.384     19.17      9,198,674
Landmark - 7% Solution                                                             151,475.992     18.76      2,841,690
Access One                                                                             875.000     23.18         20,283
Value                                                                               60,096.515     21.92      1,317,316
                                                                                ---------------          ---------------
                                                                                20,545,146.239             $409,709,498
                                                                                ===============          ===============

GCG TRUST EQUITY INCOME ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                               14,864.732     $9.83       $146,120
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            18,285.717      9.82        179,566

                                      123

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST EQUITY INCOME ADVISOR (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         21,139.474     $9.82       $207,590
ES II - Max 7 (post 2000), Generations - Max 7                                      10,928.226      9.81        107,206
                                                                                ---------------          ---------------
                                                                                    65,218.149                 $640,482
                                                                                ===============          ===============

GCG TRUST EQUITY OPPORTUNITY
Currently payable annuity products:
DVA                                                                                 14,478.487    $15.71       $227,457
Contracts in accumulation period:
DVA 80                                                                              15,404.039     16.05        247,235
DVA                                                                              1,154,948.305     15.71     18,144,238
DVA Series 100                                                                      16,405.052     15.12        248,044
DVA Plus - Standard (pre February 2000)                                            284,899.727     15.31      4,361,815
DVA Plus - Standard (post January 2000 & post 2000)                                184,671.967     15.21      2,808,861
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                            2,929,610.455     15.06     44,119,933
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          1,951,375.489     14.96     29,192,577
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                      2,915,535.853     14.82     43,208,241
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      692,996.783     14.72     10,200,913
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           479,670.392     14.64      7,022,375
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                  3,453,225.380     14.56     50,278,962
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        577,200.232     14.48      8,357,859
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                1,643,361.524     14.41     23,680,840

                                      124

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST EQUITY OPPORTUNITY (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           2,091,212.810     $14.25    $29,799,783
Access - Annual Ratchet (post April 2001)                                             41,941.988      14.02        588,027
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 132,555.663      13.94      1,847,826
Access - 7% Solution (post April 2001)                                                34,165.539      13.87        473,876
Access  - Max 7 (post April 2001)                                                     61,196.435      13.72        839,615
ES II - Max 7 (post 2000), Generations - Max 7                                       263,932.617      14.33      3,782,154
Landmark - 7% Solution                                                                44,959.241      14.10        633,925
Value                                                                                 56,140.426      15.88        891,510
                                                                                -----------------           ---------------
                                                                                  19,039,888.404              $280,956,066
                                                                                =================           ===============

GCG TRUST EQUITY OPPORTUNITY ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                    169.464      $9.75         $1,652
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            2,428.703       9.74         23,656
ES II - Max 7 (post 2000), Generations - Max 7                                           860.908       9.74          8,385
                                                                                -----------------           ---------------
                                                                                       3,459.075                   $33,693
                                                                                =================           ===============

GCG TRUST FOCUS VALUE Contracts in accumulation period:
DVA Series 100                                                                           403.111      $8.37         $3,374
DVA Plus - Standard (post January 2000 & post 2000)                                       88.979       8.38            746
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 93,267.838       8.37        780,652
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               91,570.714       8.37        766,447
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           69,302.448       8.36        579,368
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         22,197.693       8.36        185,573
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              36,243.979       8.36        303,000

                                      125

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST FOCUS VALUE (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                     94,260.227     $8.35       $787,073
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         16,518.844      8.35        137,932
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                   53,879.191      8.35        449,891
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            94,082.902      8.34        784,651
Access - Annual Ratchet (post April 2001)                                            5,396.319      8.33         44,951
Access - Max 5.5 (post April 2001), Landmark - Max 7                                15,877.599      8.33        132,260
Access - 7% Solution (post April 2001)                                              20,649.316      8.33        172,009
Access  - Max 7 (post April 2001)                                                    8,470.384      8.32         70,474
ES II - Max 7 (post 2000), Generations - Max 7                                      84,874.579      8.35        708,703
Landmark - 7% Solution                                                               1,398.706      8.34         11,665
Value                                                                                1,571.082      8.40         13,197
                                                                                ---------------          ---------------
                                                                                   710,053.911               $5,931,966
                                                                                ===============          ===============

GCG TRUST FOCUS VALUE ADVISOR
Contracts in accumulation period:
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               222.890    $10.17         $2,267
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          1,252.965     10.16         12,730
ES II - Max 7 (post 2000), Generations - Max 7                                       3,259.390     10.16         33,115
                                                                                ---------------          ---------------
                                                                                     4,735.245                  $48,112
                                                                                ===============          ===============

GCG TRUST FULLY MANAGED
Currently payable annuity products:
DVA 80                                                                                 476.959    $30.37        $14,885
DVA                                                                                 17,327.473     29.53        511,680
Contracts in accumulation period:
DVA 80                                                                              46,348.529     30.37      1,407,205
DVA                                                                              1,134,176.173     29.53     33,492,223
DVA Series 100                                                                      21,165.295     28.11        594,956
DVA Plus - Standard (pre February 2000)                                            435,649.731     28.55     12,437,800
DVA Plus - Standard (post January 2000 & post 2000)                                281,689.371     28.32      7,977,443
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                            5,326,018.141     27.96    148,915,467

                                      126

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST FULLY MANAGED (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                             4,380,116.820    $27.72    $121,416,838
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                         4,093,955.209     27.37     112,051,554
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         639,976.992     27.14      17,368,976
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            1,232,631.081     26.95      33,219,408
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                     5,387,390.525     26.76     144,166,570
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         1,345,841.222     26.57      35,759,001
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                          3,716,909.826     26.38      98,052,081
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            3,927,374.682     26.01     102,151,015
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          12,094.796     25.83         312,409
Access - Annual Ratchet (post April 2001)                                             122,475.644     25.46       3,118,230
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  442,656.923     25.28      11,190,367
Access - 7% Solution (post April 2001)                                                164,221.185     25.10       4,121,952
Access  - Max 7 (post April 2001)                                                     217,796.256     24.75       5,390,457
ES II - Max 7 (post 2000), Generations - Max 7                                      1,256,046.260     26.20      32,908,412
Landmark - 7% Solution                                                                232,111.293     25.65       5,953,655
Value                                                                                  90,281.116     29.95       2,703,919
                                                                                 -----------------          ----------------
                                                                                   34,524,731.502              $935,236,503
                                                                                 =================          ================

GCG TRUST FULLY MANAGED ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                         8,749.639    $10.01         $87,584

                                      127

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST FULLY MANAGED ADVISOR (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                1,656.240   $10.01        $16,579
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              11,784.255    10.00        117,843
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           51,407.699    10.00        514,077
ES II - Max 7 (post 2000), Generations - Max 7                                        15,783.663     9.99        157,679
                                                                                 ----------------         ---------------
                                                                                      89,381.496                $893,762
                                                                                 ================         ===============

GCG TRUST FUNDAMENTAL GROWTH FOCUS
Contracts in accumulation period:
DVA Plus - Standard (post January 2000 & post 2000)                                    4,821.861    $7.98        $38,478
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                       44,772.613     7.97        356,838
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               27,663.603     7.97        220,479
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           18,057.041     7.97        143,915
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                            754.698     7.96          6,007
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              60,486.886     7.96        481,476
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       44,257.084     7.96        352,286
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           16,838.025     7.96        134,031
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                            27,465.089     7.95        218,347

                                      128

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST FUNDAMENTAL GROWTH FOCUS (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                              62,915.346   $7.95     $500,177
Access - Max 5.5 (post April 2001), Landmark - Max 7                                   8,896.164    7.94       70,636
Access - 7% Solution (post April 2001)                                                   297.033    7.93        2,355
ES II - Max 7 (post 2000), Generations - Max 7                                        26,080.260    7.95      207,338
Landmark - 7% Solution                                                                 1,011.739    7.94        8,033
Value                                                                                    246.288    8.00        1,970
                                                                                 ----------------        -------------
                                                                                     344,563.730           $2,742,366
                                                                                 ================        =============

GCG TRUST FUNDAMENTAL GROWTH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        4,049.598   $9.45      $38,269
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            6,209.274    9.44       58,616
ES II - Max 7 (post 2000), Generations - Max 7                                         1,178.801    9.44       11,128
                                                                                 ----------------        -------------
                                                                                      11,437.673             $108,013
                                                                                 ================        =============

GCG TRUST GLOBAL FRANCHISE
Contracts in accumulation period:
DVA 80                                                                                 1,187.427   $8.88      $10,544
DVA                                                                                      640.174    8.87        5,678
DVA Plus - Standard (pre February 2000)                                               11,623.141    8.86      102,981
DVA Plus - Standard (post January 2000 & post 2000)                                   23,085.952    8.85      204,311
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                      220,958.044    8.85    1,955,479
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              255,200.584    8.84    2,255,973
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          135,600.201    8.84    1,198,706
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         27,705.332    8.83      244,638

                                      129

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST GLOBAL FRANCHISE (CONTINUED)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              136,897.046   $8.83     $1,208,801
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       222,557.194    8.83      1,965,180
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            53,322.828    8.83        470,841
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                            133,793.649    8.82      1,180,060
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                              201,785.907    8.82      1,779,752
Access - Annual Ratchet (post April 2001)                                               5,968.492    8.81         52,582
Access - Max 5.5 (post April 2001), Landmark - Max 7                                   40,257.987    8.80        354,270
Access - 7% Solution (post April 2001)                                                  1,758.151    8.80         15,472
Access  - Max 7 (post April 2001)                                                      34,645.719    8.80        304,882
ES II - Max 7 (post 2000), Generations - Max 7                                        130,191.636    8.82      1,148,290
Landmark - 7% Solution                                                                 14,613.060    8.81        128,741
Value                                                                                   9,607.419    8.88         85,314
                                                                                 -----------------        ---------------
                                                                                    1,661,399.943            $14,672,495
                                                                                 =================        ===============

GCG TRUST GLOBAL FRANCHISE ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        29,031.188   $9.52       $276,377
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                   412.034    9.52          3,923
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                1,167.197    9.51         11,100
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            26,238.388    9.51        249,527
ES II - Max 7 (post 2000), Generations - Max 7                                         17,515.525    9.51        166,573
                                                                                 -----------------        ---------------
                                                                                       74,364.332               $707,500
                                                                                 =================        ===============

                                      130

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST GROWTH
Contracts in accumulation period:
DVA 80                                                                                 12,857.714  $10.95      $140,792
DVA                                                                                   368,583.831   10.81     3,984,391
DVA Series 100                                                                         10,762.408   10.55       113,543
DVA Plus - Standard (pre February 2000)                                               566,759.980   10.62     6,018,991
DVA Plus - Standard (post January 2000 & post 2000)                                   445,014.880   10.59     4,712,708
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                    12,372,394.796   10.52   130,157,593
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                             5,599,656.965   10.48    58,684,405
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                         8,151,063.532   10.41    84,852,571
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                       2,302,846.613   10.37    23,880,519
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            1,434,608.045   10.34    14,833,847
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    11,094,010.020   10.30   114,268,303
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         1,379,115.515   10.27    14,163,516
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                          4,731,610.364   10.23    48,404,374
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            4,149,073.607   10.16    42,154,588
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                           1,801.069   10.13        18,245
Access - Annual Ratchet (post April 2001)                                              60,336.832   10.06       606,989
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  311,442.281   10.02     3,120,652
Access - 7% Solution (post April 2001)                                                 62,459.653    9.99       623,972
Access  - Max 7 (post April 2001)                                                     134,109.863    9.92     1,330,370
ES II - Max 7 (post 2000), Generations - Max 7                                        464,260.700   10.20     4,735,459

                                      131

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST GROWTH (CONTINUED)
Landmark - 7% Solution                                                                149,093.481  $10.09     $1,504,353
Access One                                                                                808.000   11.18          9,033
Value                                                                                 151,569.894   10.88      1,649,080
                                                                                 -----------------        ---------------
                                                                                   53,954,240.043           $559,968,294
                                                                                 =================        ===============

GCG TRUST GROWTH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                         4,337.665   $9.78        $42,422
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                2,872.645    9.77         28,066
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                             2,205.411    9.76         21,525
                                                                                 -----------------        ---------------
                                                                                        9,415.721                $92,013
                                                                                 =================        ===============

GCG TRUST HARD ASSETS
Currently payable annuity products:
DVA                                                                                     1,451.663  $14.85        $21,557
Contracts in accumulation period:
DVA 80                                                                                 35,342.359   15.27        539,678
DVA                                                                                   217,667.924   14.85      3,232,369
DVA Series 100                                                                         11,963.287   14.13        169,041
DVA Plus - Standard (pre February 2000)                                                64,493.201   14.35        925,477
DVA Plus - Standard (post January 2000 & post 2000)                                    36,131.929   14.23        514,157
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                       575,255.091   14.05      8,082,334
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               436,184.996   13.94      6,080,419
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           561,649.827   13.76      7,728,302
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          62,770.602   13.64        856,191

                                      132

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST HARD ASSETS (CONTINUED)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              108,459.704    $13.55    $1,469,629
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       968,858.495     13.45    13,031,147
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           120,307.849     13.36     1,607,313
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                            302,601.665     13.26     4,012,498
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                              932,326.908     13.08    12,194,836
Access - Annual Ratchet (post April 2001)                                              23,531.967     12.80       301,209
Access - Max 5.5 (post April 2001), Landmark - Max 7                                   43,248.118     12.71       549,684
Access - 7% Solution (post April 2001)                                                 11,014.885     12.62       139,008
Access  - Max 7 (post April 2001)                                                      23,773.123     12.44       295,738
ES II - Max 7 (post 2000), Generations - Max 7                                        389,188.424     13.17     5,125,612
Landmark - 7% Solution                                                                 14,039.187     12.89       180,965
Access One                                                                             14,311.339     15.93       227,980
Value                                                                                  31,695.351     15.06       477,332
                                                                                 -----------------          --------------
                                                                                    4,986,267.894             $67,762,476
                                                                                 =================          ==============

GCG TRUST HARD ASSETS ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                         1,119.434     $9.83       $11,004
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                    25.690      9.83           253
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                  239.543      9.82         2,352
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                             7,945.259      9.82        78,022
ES II - Max 7 (post 2000), Generations - Max 7                                            511.225      9.82         5,020
                                                                                 -----------------          --------------
                                                                                        9,841.151                 $96,651
                                                                                 =================          ==============


                                      133

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INTERNATIONAL ENHANCED EAFE
Contracts in accumulation period:
DVA                                                                                    2,423.918      $8.25       $19,997
DVA Plus - Standard (pre February 2000)                                                4,118.741       8.23        33,897
DVA Plus - Standard (post January 2000 & post 2000)                                    2,548.665       8.23        20,976
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                       72,897.915       8.22       599,221
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              106,211.466       8.22       873,058
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           33,208.173       8.22       272,971
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          4,278.309       8.21        35,125
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              81,976.969       8.21       673,031
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       52,606.310       8.21       431,898
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            9,890.018       8.21        81,197
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                            51,442.150       8.20       421,826
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             138,594.248       8.20     1,136,473
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            466.576       8.19         3,821
Access - Annual Ratchet (post April 2001)                                              1,612.722       8.19        13,208
Access - Max 5.5 (post April 2001), Landmark - Max 7                                   6,369.326       8.19        52,165
Access - 7% Solution (post April 2001)                                                 4,136.609       8.18        33,837
Access  - Max 7 (post April 2001)                                                      3,184.248       8.18        26,047
ES II - Max 7 (post 2000), Generations - Max 7                                        12,518.879       8.20       102,655
Landmark - 7% Solution                                                                 8,531.245       8.19        69,871
Value                                                                                  1,514.364       8.25        12,494
VA Option I                                                                            3,925.552       8.25        32,386
VA Option II                                                                              42.615       8.23           351

                                      134

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INTERNATIONAL ENHANCED EAFE (CONTINUED)
VA Bonus Option I                                                                      1,123.321    $8.22        $9,234
VA Bonus Option II                                                                       806.164     8.21         6,619
VA Bonus Option III                                                                    2,716.806     8.20        22,278
SmartDesign Advantage Option I                                                            71.304     8.18           583
SmartDesign Advantage Option II                                                          587.775     8.17         4,802
                                                                                 ----------------         --------------
                                                                                     607,804.388             $4,990,021
                                                                                 ================         ==============

GCG TRUST INTERNATIONAL ENHANCED EAFE ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        3,935.485    $9.76       $38,410
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            9,208.703     9.75        89,785
ES II - Max 7 (post 2000), Generations - Max 7                                         3,747.359     9.74        36,499
                                                                                 ----------------         --------------
                                                                                      16,891.547               $164,694
                                                                                 ================         ==============

GCG TRUST INTERNATIONAL EQUITY
Contracts in accumulation period:
DVA                                                                                   14,806.091    $7.41      $109,713
DVA Plus - Standard (pre February 2000)                                                5,838.470     7.29        42,562
DVA Plus - Standard (post January 2000 & post 2000)                                   41,512.023     7.26       301,377
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                    4,449,069.007     7.16    31,855,334
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,834,152.254     7.19    13,187,555
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        1,745,092.452     7.14    12,459,960
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        700,469.554     7.11     4,980,339
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             244,423.432     7.09     1,732,962

                                      135

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INTERNATIONAL EQUITY (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                     4,107,916.003   $7.07     $29,042,966
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           261,177.037    7.04       1,838,686
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                          1,565,174.958    7.02      10,987,528
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            1,470,429.332    6.97      10,248,892
Access - Annual Ratchet (post April 2001)                                               8,794.725    6.90          60,684
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  132,382.931    6.87         909,471
Access - 7% Solution (post April 2001)                                                 28,442.290    6.85         194,830
Access  - Max 7 (post April 2001)                                                      28,306.916    6.80         192,487
ES II - Max 7 (post 2000), Generations - Max 7                                        221,112.964    6.99       1,545,580
Landmark - 7% Solution                                                                 55,117.980    6.92         381,416
Value                                                                                  54,578.332    7.46         407,154
                                                                                 -----------------        ----------------
                                                                                   16,968,796.751            $120,479,496
                                                                                 =================        ================

GCG TRUST INTERNATIONAL EQUITY ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                         2,275.003   $9.80         $22,295
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                             7,027.611    9.79          68,800
ES II - Max 7 (post 2000), Generations - Max 7                                         16,649.992    9.79         163,003
                                                                                 -----------------        ----------------
                                                                                       25,952.606                $254,098
                                                                                 =================        ================

GCG TRUST INTERNET TOLLKEEPER
Contracts in accumulation period:
DVA                                                                                     2,033.594   $4.68          $9,517
DVA Series 100                                                                          1,507.485    4.65           7,010
DVA Plus - Standard (pre February 2000)                                                 3,020.064    4.66          14,073
DVA Plus - Standard (post January 2000 & post 2000)                                     9,099.556    4.66          42,404
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                       387,485.791    4.65       1,801,809

                                      136

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INTERNET TOLLKEEPER (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               519,243.692   $4.64     $2,409,291
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           109,776.291    4.64        509,362
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          18,672.457    4.63         86,453
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              240,376.369    4.63      1,112,943
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       151,985.088    4.63        703,691
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           181,314.866    4.62        837,675
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                            220,934.965    4.62      1,020,720
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                              447,885.199    4.61      2,064,751
Access - Annual Ratchet (post April 2001)                                              41,859.479    4.60        192,554
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  141,022.746    4.59        647,294
Access - 7% Solution (post April 2001)                                                 23,045.661    4.59        105,780
Access  - Max 7 (post April 2001)                                                      80,239.506    4.58        367,497
ES II - Max 7 (post 2000), Generations - Max 7                                        161,332.193    4.61        743,741
Landmark - 7% Solution                                                                 22,077.083    4.60        101,555
Value                                                                                   5,625.439    4.69         26,383
                                                                                 -----------------        ---------------
                                                                                    2,768,537.524            $12,804,503
                                                                                 =================        ===============

GCG TRUST INTERNET TOLLKEEPER ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                           335.041  $10.42         $3,491

                                      137

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INTERNET TOLLKEEPER ADVISOR (CONTINUED)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                1,329.443  $10.41       $13,840
ES II - Max 7 (post 2000), Generations - Max 7                                          3,454.704   10.40        35,929
                                                                                 -----------------        --------------
                                                                                        5,119.188               $53,260
                                                                                 =================        ==============

GCG TRUST INVESTORS
Contracts in accumulation period:
DVA                                                                                     5,944.138   $8.17       $48,564
DVA Plus - Standard (pre February 2000)                                                37,817.102    8.11       306,697
DVA Plus - Standard (post January 2000 & post 2000)                                   169,038.915    8.09     1,367,525
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                     1,177,891.614    8.07     9,505,585
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                             1,674,081.360    8.06    13,493,096
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           590,391.269    8.04     4,746,746
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         330,087.985    8.02     2,647,306
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            1,030,210.891    8.01     8,251,989
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                     1,371,276.985    8.00    10,970,216
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           534,292.847    7.99     4,269,000
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                          1,333,386.702    7.98    10,640,426
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            2,079,376.721    7.95    16,531,045
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                           2,596.183    7.94        20,614

                                      138

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INVESTORS (CONTINUED)
Access - Annual Ratchet (post April 2001)                                             88,534.000   $7.92       $701,189
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 294,204.803    7.91      2,327,160
Access - 7% Solution (post April 2001)                                                33,193.925    7.89        261,900
Access  - Max 7 (post April 2001)                                                    215,194.574    7.87      1,693,581
ES II - Max 7 (post 2000), Generations - Max 7                                       336,121.073    7.96      2,675,524
Landmark - 7% Solution                                                               160,813.629    7.93      1,275,252
Value                                                                                 51,170.187    8.19        419,084
                                                                                -----------------        ---------------
                                                                                  11,515,624.903            $92,152,499
                                                                                =================        ===============

GCG TRUST INVESTORS ADVISOR
Contracts in accumulation period:
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               5,609.111   $9.75        $54,689
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            2,588.611    9.75         25,239
ES II - Max 7 (post 2000), Generations - Max 7                                        22,298.988    9.74        217,192
                                                                                -----------------        ---------------
                                                                                      30,496.710               $297,120
                                                                                =================        ===============

GCG TRUST J.P. MORGAN FLEMING SMALL CAP EQUITY
Contracts in accumulation period:
DVA                                                                                    3,893.026   $7.87        $30,638
DVA Plus - Standard (pre February 2000)                                                6,459.288    7.85         50,705
DVA Plus - Standard (post January 2000 & post 2000)                                   13,266.013    7.85        104,138
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                169,670.331    7.85      1,331,912
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              209,858.323    7.84      1,645,289
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           31,083.841    7.84        243,697
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         14,675.334    7.83        114,908
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             114,379.561    7.83        895,592

                                      139

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST J.P. MORGAN FLEMING SMALL CAP EQUITY (CONTINUED)
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      166,809.449   $7.83     $1,306,118
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           72,176.099    7.83        565,139
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                     95,249.109    7.82        744,848
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             155,619.727    7.82      1,216,946
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,107.867    7.82         16,484
Access - Annual Ratchet (post April 2001)                                              5,346.492    7.81         41,756
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  37,673.562    7.81        294,231
Access - 7% Solution (post April 2001)                                                    47.133    7.81            368
Access  - Max 7 (post April 2001)                                                      8,558.644    7.80         66,757
ES II - Max 7 (post 2000), Generations - Max 7                                        54,217.816    7.82        423,983
Landmark - 7% Solution                                                                18,981.527    7.81        148,246
Value                                                                                  9,884.594    7.87         77,792
VA Option I                                                                            2,395.075    7.87         18,849
VA Option II                                                                             202.769    7.85          1,592
VA Option III                                                                             74.699    7.85            586
VA Bonus Option I                                                                     11,543.916    7.84         90,504
VA Bonus Option II                                                                     2,705.468    7.83         21,184
VA Bonus Option III                                                                    2,734.971    7.82         21,387
SmartDesign Advantage Option I                                                           277.276    7.80          2,163
SmartDesign Advantage Option II                                                        1,939.734    7.79         15,111
                                                                                -----------------        ---------------
                                                                                   1,211,831.644             $9,490,923
                                                                                =================        ===============

GCG TRUST J.P. MORGAN FLEMING SMALL CAP ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 12,546.872   $9.49       $119,070
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                   51.434    9.49            488
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              11,332.630    9.48        107,433

                                      140

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST J.P. MORGAN FLEMING SMALL CAP ADVISOR (CONTINUED)
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           12,802.704   $9.48       $121,370
ES II - Max 7 (post 2000), Generations - Max 7                                        17,168.053    9.48        162,753
                                                                                -----------------        ---------------
                                                                                      53,901.693               $511,114
                                                                                =================        ===============

GCG TRUST JANUS GROWTH AND INCOME
Contracts in accumulation period:
DVA                                                                                   19,775.056   $7.11       $140,601
DVA Series 100                                                                         3,746.840    7.06         26,453
DVA Plus - Standard (pre February 2000)                                               78,084.441    7.07        552,057
DVA Plus - Standard (post January 2000 & post 2000)                                  257,195.925    7.07      1,818,375
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,676,922.509    7.05     11,822,304
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            2,831,574.297    7.04     19,934,283
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          719,851.323    7.03      5,060,555
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        315,169.992    7.02      2,212,493
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           1,160,151.753    7.01      8,132,664
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    1,909,356.758    7.00     13,365,497
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        1,307,255.573    6.99      9,137,716
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  2,513,591.776    6.99     17,570,007
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           3,186,621.478    6.97     22,210,752

                                      141

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST JANUS GROWTH AND INCOME (CONTINUED)
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          5,288.195   $6.96         $36,806
Access - Annual Ratchet (post April 2001)                                            132,023.878    6.95         917,566
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 584,691.147    6.94       4,057,757
Access - 7% Solution (post April 2001)                                               103,609.107    6.93         718,011
Access  - Max 7 (post April 2001)                                                    255,764.423    6.91       1,767,332
ES II - Max 7 (post 2000), Generations - Max 7                                       803,023.067    6.98       5,605,101
Landmark - 7% Solution                                                               184,660.669    6.95       1,283,392
Value                                                                                 54,814.567    7.13         390,828
VA Option I                                                                          150,753.831    7.12       1,073,367
VA Option II                                                                          48,439.217    7.07         342,465
VA Option III                                                                         17,896.151    7.05         126,168
VA Bonus Option I                                                                    167,273.116    7.04       1,177,603
VA Bonus Option II                                                                    75,159.946    6.99         525,368
VA Bonus Option III                                                                   38,566.865    6.97         268,811
SmartDesign Advantage Option I                                                         4,647.962    6.92          32,164
SmartDesign Advantage Option II                                                        7,683.653    6.89          52,940
SmartDesign Advantage Option III                                                       2,197.487    6.87          15,097
                                                                                -----------------        ----------------
                                                                                  18,615,791.002            $130,374,533
                                                                                =================        ================

GCG TRUST JANUS GROWTH AND INCOME ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 20,265.683   $9.73        $197,185
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               6,270.030    9.72          60,945
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           24,716.980    9.72         240,249
ES II - Max 7 (post 2000), Generations - Max 7                                         9,121.503    9.71          88,570
                                                                                -----------------        ----------------
                                                                                      60,374.196                $586,949
                                                                                =================        ================

GCG TRUST LARGE CAP VALUE
Contracts in accumulation period:
DVA                                                                                   45,296.402   $7.62        $345,159
DVA Series 100                                                                         2,185.539    7.54          16,479
DVA Plus - Standard (pre February 2000)                                              154,789.655    7.56       1,170,210
DVA Plus - Standard (post January 2000 & post 2000)                                  533,166.943    7.55       4,025,410
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              4,513,819.120    7.53      33,989,058

                                      142

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST LARGE CAP VALUE (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            6,465,372.229   $7.52     $48,619,599
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        2,128,387.026    7.50      15,962,903
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,328,528.910    7.48       9,937,396
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           2,660,134.746    7.47      19,871,207
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    4,117,976.668    7.46      30,720,106
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        2,719,020.902    7.45      20,256,706
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  5,103,820.816    7.44      37,972,427
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           6,279,536.964    7.42      46,594,164
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            685.718    7.41           5,081
Access - Annual Ratchet (post April 2001)                                            153,495.420    7.39       1,134,331
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 916,295.246    7.37       6,753,096
Access - 7% Solution (post April 2001)                                               190,461.403    7.36       1,401,796
Access  - Max 7 (post April 2001)                                                    486,302.358    7.34       3,569,459
ES II - Max 7 (post 2000), Generations - Max 7                                     1,216,648.520    7.43       9,039,699
Landmark - 7% Solution                                                               483,293.216    7.40       3,576,370
Access One                                                                               185.000    7.73           1,430
Value                                                                                102,148.307    7.64         780,413
                                                                                -----------------        ----------------
                                                                                  39,601,551.108            $295,742,499
                                                                                =================        ================


                                      143

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST LARGE CAP VALUE ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  8,771.780  $10.27        $90,086
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                 220.967   10.26          2,267
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            9,363.630   10.26         96,071
ES II - Max 7 (post 2000), Generations - Max 7                                        14,142.339   10.25        144,959
                                                                                -----------------        ---------------
                                                                                      32,498.716               $333,383
                                                                                =================        ===============

GCG TRUST LIMITED MATURITY BOND
Currently payable annuity products:
DVA 80                                                                                 2,359.019  $21.88        $51,615
DVA                                                                                    6,619.882   21.27        140,805
Contracts in accumulation period:
DVA 80                                                                                34,224.282   21.88        748,828
DVA                                                                                  846,602.221   21.27     18,007,229
DVA Series 100                                                                        12,011.152   20.25        243,226
DVA Plus - Standard (pre February 2000)                                              431,757.457   20.58      8,885,568
DVA Plus - Standard (post January 2000 & post 2000)                                  325,166.054   20.38      6,626,884
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              6,261,694.220   20.16    126,235,755
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            3,840,532.602   19.95     76,618,625
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        3,063,485.056   19.73     60,442,560
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        629,610.846   19.53     12,296,300
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             917,937.051   19.40     17,807,979

                                      144

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST LIMITED MATURITY BOND (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    4,436,722.906  $19.29     $85,584,385
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        1,001,052.596   19.12      19,140,126
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  2,793,640.320   18.99      53,051,230
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           2,647,004.840   18.72      49,551,931
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          6,404.724   18.62         119,256
Access - Annual Ratchet (post April 2001)                                            115,924.795   18.36       2,128,379
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 187,662.150   18.23       3,421,081
Access - 7% Solution (post April 2001)                                               102,237.878   18.10       1,850,506
Access  - Max 7 (post April 2001)                                                    117,719.660   17.84       2,100,119
ES II - Max 7 (post 2000), Generations - Max 7                                       457,642.573   18.89       8,644,868
Landmark - 7% Solution                                                               148,372.597   18.49       2,743,409
Access One                                                                             1,261.000   22.84          28,801
Value                                                                                118,011.620   21.60       2,549,051
                                                                                -----------------        ----------------
                                                                                  28,505,657.501            $559,018,516
                                                                                =================        ================

GCG TRUST LIQUID ASSET
Currently payable annuity products:
DVA 80                                                                                 2,612.969  $17.21         $44,969
DVA                                                                                    1,526.708   16.74          25,557
Contracts in accumulation period:
DVA 80                                                                               149,703.142   17.21       2,576,391
DVA                                                                                  679,365.487   16.74      11,372,578
DVA Series 100                                                                        44,784.895   15.93         713,423
DVA Plus - Standard (pre February 2000)                                              695,808.213   16.18      11,258,177
DVA Plus - Standard (post January 2000 & post 2000)                                  337,508.715   16.00       5,400,139
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                             12,089,343.159   15.84     191,495,196
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                           10,877,062.661   15.66     170,334,801

                                      145

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST LIQUID ASSET (CONTINUED)
DVA Plus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        5,577,965.813  $15.51      $86,514,250
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      2,297,033.266   15.33       35,213,520
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           1,599,933.376   15.23       24,366,985
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    8,964,021.189   15.17      135,984,201
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        1,590,575.818   15.01       23,874,543
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                 10,613,767.944   14.91      158,251,280
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           7,015,870.143   14.70      103,133,291
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         19,321.100   14.64          282,861
Access - Annual Ratchet (post April 2001)                                            327,508.915   14.43        4,725,954
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 514,408.939   14.33        7,371,480
Access - 7% Solution (post April 2001)                                               102,402.302   14.23        1,457,185
Access  - Max 7 (post April 2001)                                                    300,237.886   14.03        4,212,338
ES II - Max 7 (post 2000), Generations - Max 7                                       749,575.552   14.85       11,131,197
Landmark - 7% Solution                                                               246,747.572   14.54        3,587,710
Value                                                                                117,368.795   16.98        1,992,922
VA Option I                                                                          125,681.154   16.86        2,118,984
VA Option II                                                                          65,629.633   16.16        1,060,575
VA Option III                                                                         17,951.798   15.82          283,997
VA Bonus Option I                                                                    379,646.273   15.71        5,964,243
VA Bonus Option II                                                                   116,033.602   15.05        1,746,306
VA Bonus Option III                                                                  130,082.443   14.74        1,917,415
SmartDesign Advantage Option I                                                       948,016.951   14.15       13,414,440
SmartDesign Advantage Option II                                                       44,327.639   13.75          609,505
SmartDesign Advantage Option III                                                      29,720.969   13.46          400,044
Rollover Choice Option I                                                              25,088.627   17.34          435,037
                                                                                -----------------        -----------------
                                                                                  66,796,633.647           $1,023,271,494
                                                                                =================        =================


                                      146

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST LIQUID ASSET ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 28,048.150   $9.99        $280,201
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               14,084.319    9.99         140,702
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              14,647.450    9.98         146,182
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           65,111.528    9.98         649,813
ES II - Max 7 (post 2000), Generations - Max 7                                        58,442.123    9.98         583,252
                                                                                -----------------        ----------------
                                                                                     180,333.570              $1,800,150
                                                                                =================        ================

GCG TRUST MANAGED GLOBAL
Currently payable annuity products:
DVA                                                                                    6,904.811  $14.39         $99,360
Contracts in accumulation period:
DVA 80                                                                                12,796.817   14.69         187,985
DVA                                                                                1,163,854.594   14.39      16,747,868
DVA Series 100                                                                        19,801.323   13.89         275,040
DVA Plus - Standard (pre February 2000)                                              392,630.543   14.02       5,504,680
DVA Plus - Standard (post January 2000 & post 2000)                                  262,335.765   13.93       3,654,337
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,965,665.844   13.80      27,126,189
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            2,246,689.590   13.71      30,802,114
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        2,796,757.957   13.59      38,007,941
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        629,167.687   13.50       8,493,764

                                      147

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST MANAGED GLOBAL (CONTINUED)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           1,121,603.349  $13.43     $15,063,133
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    1,143,491.481   13.36      15,277,046
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          592,153.300   13.29       7,869,717
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  1,564,387.791   13.23      20,696,850
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,515,103.147   13.09      19,832,700
Access - Annual Ratchet (post April 2001)                                             44,003.244   12.89         567,202
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 210,410.956   12.82       2,697,468
Access - 7% Solution (post April 2001)                                                59,805.081   12.75         762,515
Access  - Max 7 (post April 2001)                                                    102,390.142   12.62       1,292,164
ES II - Max 7 (post 2000), Generations - Max 7                                       367,449.857   13.16       4,835,640
Landmark - 7% Solution                                                               127,169.390   12.95       1,646,844
Access One                                                                               953.000   15.12          14,409
Value                                                                                113,467.340   14.51       1,646,411
                                                                                -----------------        ----------------
                                                                                  16,458,993.009            $223,101,377
                                                                                =================        ================

GCG TRUST MANAGED GLOBAL ADVISOR
Contracts in accumulation period:
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            3,121.056  $10.23         $31,928
ES II - Max 7 (post 2000), Generations - Max 7                                         1,726.583   10.23          17,663
                                                                                -----------------        ----------------
                                                                                       4,847.639                 $49,591
                                                                                =================        ================

GCG TRUST MID-CAP GROWTH
Currenlty payable annuity products:
DVA                                                                                    3,693.891  $16.62         $61,392
Contracts in accumulation period:
DVA 80                                                                                24,281.313   16.90         410,354
DVA                                                                                  658,498.563   16.62      10,944,247
DVA Series 100                                                                        11,781.116   16.14         190,147
DVA Plus - Standard (pre February 2000)                                              356,065.245   16.28       5,796,742
DVA Plus - Standard (post January 2000 & post 2000)                                  262,443.098   16.21       4,254,203

                                      148

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST MID-CAP GROWTH (CONTINUED)
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              5,485,147.242  $16.05     $88,036,613
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            3,084,371.759   16.01      49,380,792
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        3,781,797.316   15.88      60,054,941
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,067,107.577   15.81      16,870,971
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             844,739.953   15.74      13,296,207
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    4,651,809.596   15.68      72,940,374
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          911,394.113   15.61      14,226,862
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  2,356,960.176   15.55      36,650,731
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           2,751,560.359   15.42      42,429,061
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          1,307.595   15.35          20,072
Access - Annual Ratchet (post April 2001)                                             59,471.114   15.22         905,150
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 309,800.690   15.16       4,696,578
Access - 7% Solution (post April 2001)                                                60,108.378   15.10         907,637
Access  - Max 7 (post April 2001)                                                    106,351.561   14.97       1,592,083
ES II - Max 7 (post 2000), Generations - Max 7                                       511,368.087   15.48       7,915,978
Landmark - 7% Solution                                                               130,301.492   15.29       1,992,310
Granite PrimElite - Standard                                                           2,558.699   16.28          41,656
Granite PrimElite - Annual Ratchet                                                    24,641.442   16.05         395,495
Access One                                                                                53.000   17.32             918
Value                                                                                 90,271.530   16.76       1,512,951
                                                                                -----------------        ----------------
                                                                                  27,547,884.905            $435,524,465
                                                                                =================        ================


                                      149

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST MID-CAP GROWTH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  2,630.831   $9.77        $25,703
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               1,465.638    9.76         14,305
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           11,583.092    9.76        113,051
ES II - Max 7 (post 2000), Generations - Max 7                                        40,595.693    9.75        395,808
                                                                                -----------------        ---------------
                                                                                      56,275.254               $548,867
                                                                                =================        ===============

GCG TRUST REAL ESTATE
Currently payable annuity products:
DVA                                                                                    2,632.724  $29.64        $78,034
Contracts in accumulation period:
DVA 80                                                                                14,372.816   30.48        438,083
DVA                                                                                  294,492.593   29.64      8,728,760
DVA Series 100                                                                         6,317.688   28.21        178,222
DVA Plus - Standard (pre February 2000)                                               99,481.407   28.65      2,850,142
DVA Plus - Standard (post January 2000 & post 2000)                                   71,426.257   28.42      2,029,934
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,167,126.261   28.06     32,749,563
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              947,489.751   27.82     26,359,165
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          784,788.188   27.47     21,558,132
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        149,145.345   27.24      4,062,719
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             242,782.471   27.05      6,567,266

                                      150

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST REAL ESTATE (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      977,817.612  $26.86     $26,264,181
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          271,008.977   26.67       7,227,809
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    639,503.760   26.48      16,934,060
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             768,502.886   26.11      20,065,610
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            695.890   25.92          18,037
Access - Annual Ratchet (post April 2001)                                             28,955.148   25.56         740,094
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  77,757.492   25.38       1,973,485
Access - 7% Solution (post April 2001)                                                17,947.437   25.20         452,275
Access  - Max 7 (post April 2001)                                                     48,340.758   24.84       1,200,784
ES II - Max 7 (post 2000), Generations - Max 7                                       222,334.059   26.29       5,845,162
Landmark - 7% Solution                                                                33,005.212   25.74         849,554
Access One                                                                                74.000   31.80           2,353
Value                                                                                 15,433.848   30.06         463,941
                                                                                -----------------        ----------------
                                                                                   6,881,432.580            $187,637,365
                                                                                =================        ================

GCG TRUST REAL ESTATE ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 12,247.451   $9.61        $117,698
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               2,275.170    9.60          21,842
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            9,555.238    9.60          91,730
ES II - Max 7 (post 2000), Generations - Max 7                                         4,638.384    9.60          44,528
                                                                                -----------------        ----------------
                                                                                      28,716.243                $275,798
                                                                                =================        ================

GCG TRUST RESEARCH
Contracts in accumulation period:
DVA 80                                                                                 3,627.670  $15.91         $57,716
DVA                                                                                  162,961.471   15.64       2,548,717
DVA Series 100                                                                        13,646.311   15.19         207,287
DVA Plus - Standard (pre February 2000)                                              440,910.844   15.32       6,754,754
DVA Plus - Standard (post January 2000 & post 2000)                                  171,543.554   15.26       2,617,755

                                      151

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST RESEARCH (CONTINUED)
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              5,913,309.306  $15.14     $89,527,503
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            2,475,752.225   15.07      37,309,586
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        4,975,285.355   14.95      74,380,516
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        838,520.000   14.88      12,477,178
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             921,348.789   14.82      13,654,389
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    6,171,512.045   14.76      91,091,518
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          792,215.685   14.70      11,645,571
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  2,132,959.006   14.64      31,226,520
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           2,110,644.796   14.51      30,625,456
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          1,027.237   14.45          14,844
Access - Annual Ratchet (post April 2001)                                             52,293.527   14.33         749,366
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 215,282.859   14.27       3,072,086
Access - 7% Solution (post April 2001)                                                58,224.072   14.21         827,364
Access  - Max 7 (post April 2001)                                                     87,204.903   14.09       1,228,717
ES II - Max 7 (post 2000), Generations - Max 7                                       377,645.580   14.58       5,506,073
Landmark - 7% Solution                                                               131,250.673   14.39       1,888,697
Granite PrimElite - Standard                                                           2,602.459   15.32          39,870
Granite PrimElite - Annual Ratchet                                                    29,978.465   15.14         453,874
Value                                                                                 78,969.334   15.78       1,246,136
VA Option I                                                                           12,098.531   15.71         190,068
VA Option II                                                                           8,360.616   15.32         128,085

                                      152

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST RESEARCH (CONTINUED)
VA Option III                                                                          6,455.986  $15.13         $97,679
VA Bonus Option I                                                                     45,514.654   15.07         685,906
VA Bonus Option II                                                                    25,547.390   14.69         375,291
VA Bonus Option III                                                                   15,015.861   14.51         217,880
SmartDesign Advantage Option I                                                         3,982.031   14.16          56,386
SmartDesign Advantage Option II                                                          743.776   13.93          10,361
SmartDesign Advantage Option III                                                       8,243.250   13.75         113,345
                                                                                -----------------        ----------------
                                                                                  28,284,678.261            $421,026,494
                                                                                =================        ================

GCG TRUST RESEARCH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  3,274.243   $9.72         $31,826
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               2,960.691    9.71          28,748
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            5,729.442    9.71          55,633
ES II - Max 7 (post 2000), Generations - Max 7                                        21,658.874    9.70         210,091
                                                                                -----------------        ----------------
                                                                                      33,623.250                $326,298
                                                                                =================        ================

GCG TRUST SPECIAL SITUATIONS
Contracts in accumulation period:
DVA                                                                                    2,870.905   $6.13         $17,599
DVA Plus - Standard (pre February 2000)                                                6,734.067    6.10          41,078
DVA Plus - Standard (post January 2000 & post 2000)                                   65,939.323    6.09         401,570
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                464,522.134    6.08       2,824,295
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              610,059.047    6.07       3,703,058
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          162,394.418    6.06         984,110
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        123,276.130    6.05         745,821

                                      153

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST SPECIAL SITUATIONS (CONTINUED)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             246,923.594   $6.04     $1,491,419
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      327,689.607    6.04      1,979,245
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          292,321.465    6.03      1,762,698
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    401,444.438    6.02      2,416,696
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             520,898.404    6.01      3,130,599
Access - Annual Ratchet (post April 2001)                                             13,630.437    5.99         81,646
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  96,354.913    5.98        576,202
Access - 7% Solution (post April 2001)                                                 7,583.310    5.97         45,272
Access  - Max 7 (post April 2001)                                                     19,023.473    5.96        113,380
ES II - Max 7 (post 2000), Generations - Max 7                                       170,016.196    6.01      1,021,797
Landmark - 7% Solution                                                                70,820.281    5.99        424,213
Value                                                                                  6,471.533    6.15         39,800
                                                                                -----------------        ---------------
                                                                                   3,608,973.675            $21,800,498
                                                                                =================        ===============

GCG TRUST SPECIAL SITUATIONS ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  2,145.777   $9.63        $20,664
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            3,627.415    9.62         34,896
                                                                                -----------------        ---------------
                                                                                       5,773.192                $55,560
                                                                                =================        ===============

GCG TRUST STRATEGIC EQUITY
Currently payable annuity products:
DVA                                                                                   16,012.956  $10.19       $163,172
Contracts in accumulation period:
DVA 80                                                                                11,734.623   10.34        121,336
DVA                                                                                  134,063.017   10.19      1,366,102
DVA Series 100                                                                         6,136.461    9.93         60,935

                                      154

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST STRATEGIC EQUITY (CONTINUED)
DVA Plus - Standard (pre February 2000)                                            275,485.690   $10.01      $2,757,612
DVA Plus - Standard (post January 2000 & post 2000)                                126,033.889     9.97       1,256,558
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II -
  Standard (post 2000), Generations - Standard                                   2,906,118.345     9.91      28,799,633
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          1,870,964.685     9.86      18,447,712
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                      1,999,021.919     9.80      19,590,415
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      748,019.466     9.75       7,293,190
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           335,993.421     9.71       3,262,496
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
  2000),  Access - Max 5.5 (post January 2000),  DVA Plus - Annual Ratchet (post
  2000),  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February
  2000), Premium Plus - Annual Ratchet (post 2000), Premium Plus -
  Max 5.5 (post January 2000)                                                    2,578,304.124     9.68      24,957,984
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        398,841.111     9.64       3,844,828
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                1,196,567.061     9.61      11,499,009
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                         1,357,779.373     9.54      12,953,215
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          430.560     9.50           4,090
Access - Annual Ratchet (post April 2001)                                           22,031.797     9.43         207,760
Access - Max 5.5 (post April 2001), Landmark - Max 7                                63,802.164     9.40         599,740
Access - 7% Solution (post April 2001)                                              20,218.871     9.36         189,249
Access  - Max 7 (post April 2001)                                                   28,983.967     9.29         269,261
ES II - Max 7 (post 2000), Generations - Max 7                                     179,597.574     9.57       1,718,749
Landmark - 7% Solution                                                              24,833.591     9.47         235,174
Value                                                                               23,302.730    10.26         239,086
                                                                               ----------------         ----------------
                                                                                14,324,277.395             $139,837,306
                                                                               ================         ================


                                      155

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST STRATEGIC EQUITY ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II -
  Standard (post 2000), Generations - Standard                                       4,899.546    $9.65         $47,281
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             1,511.374     9.64          14,570
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          1,318.982     9.63          12,702
ES II - Max 7 (post 2000), Generations - Max 7                                         314.201     9.63           3,026
                                                                               ----------------         ----------------
                                                                                     8,044.103                  $77,579
                                                                               ================         ================

GCG TRUST TOTAL RETURN
Contracts in accumulation period:
DVA 80                                                                              16,067.433   $20.21        $324,723
DVA                                                                                206,393.471    19.88       4,103,102
DVA Series 100                                                                       3,973.499    19.31          76,728
DVA Plus - Standard (pre February 2000)                                            631,444.743    19.47      12,294,229
DVA Plus - Standard (post January 2000 & post 2000)                                447,612.150    19.39       8,679,200
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II -
  Standard (post 2000), Generations - Standard                                   9,138,044.633    19.23     175,724,598
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          4,962,122.568    19.15      95,024,647
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                      5,740,869.851    18.99     109,019,118
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      859,681.681    18.91      16,256,581
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard         1,672,476.623    18.83      31,492,735
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
  2000),  Access - Max 5.5 (post January 2000),  DVA Plus - Annual Ratchet (post
  2000),  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February
  2000), Premium Plus - Annual Ratchet (post 2000), Premium Plus -
  Max 5.5 (post January 2000)                                                    8,722,390.414    18.75     163,544,820

                                      156

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST TOTAL RETURN (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000),  Premium Plus - Max 5.5 (post 2000),  ES II - 7% Solution  (post 2000),
  Generations
  - 7% Solution                                                                        1,806,440.987  $18.68      $33,744,318
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             3,921,172.749   18.60       72,933,813
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                               4,012,552.154   18.44       73,991,462
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                             19,957.847   18.37          366,626
Access - Annual Ratchet (post April 2001)                                                108,560.173   18.21        1,976,881
Access - Max 5.5 (post April 2001), Landmark - Max 7                                     687,305.380   18.14       12,467,720
Access - 7% Solution (post April 2001)                                                   123,964.300   18.06        2,238,795
Access  - Max 7 (post April 2001)                                                        192,906.695   17.91        3,454,959
ES II - Max 7 (post 2000), Generations - Max 7                                           865,414.745   18.52       16,027,481
Landmark - 7% Solution                                                                   311,823.735   18.29        5,703,256
Granite PrimElite - Standard                                                               3,436.014   19.47           66,899
Granite PrimElite - Annual Ratchet                                                        24,501.483   19.23          471,164
Access One                                                                                   243.000   20.72            5,035
Value                                                                                    124,189.496   20.05        2,489,999
VA Option I                                                                              100,966.989   19.96        2,015,301
VA Option II                                                                              58,151.220   19.47        1,132,204
VA Option III                                                                             20,971.311   19.23          403,278
VA Bonus Option I                                                                        129,465.341   19.15        2,479,261
VA Bonus Option II                                                                       136,882.391   18.67        2,555,594
VA Bonus Option III                                                                       58,555.225   18.44        1,079,758
SmartDesign Advantage Option I                                                            19,792.659   18.00          356,268
SmartDesign Advantage Option II                                                            7,434.941   17.70          131,598
SmartDesign Advantage Option III                                                          13,605.955   17.48          237,832
Rollover Choice Option I                                                                  24,144.989   20.30          490,143
Rollover Choice Option II                                                                    414.379   19.96            8,271
                                                                                     ----------------        -----------------
                                                                                      45,173,931.224             $853,368,397
                                                                                     ================        =================

GCG TRUST TOTAL RETURN ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post 2000),
  Generations - Standard                                                                  14,499.387  $10.04         $145,574
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard  (post  January 2000 and post 2000),  ES II - Deferred  Ratchet (post
  2000),
  Generations - Deferred Ratchet                                                          19,781.090   10.04          198,602
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post 2000),
  Premium  Plus  - Max  5.5  (post  2000),  ES  II - 7%  Solution  (post  2000),
Generations
  - 7% Solution                                                                           42,679.276   10.03          428,073
ES II - Max 7 (post 2000), Generations - Max 7                                            18,244.240   10.03          182,990
                                                                                     ----------------        -----------------
                                                                                          95,203.993                 $955,239
                                                                                     ================        =================

                                      157

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST VALUE EQUITY
Currently payable annuity products:
DVA 80                                                                                   196.196  $15.72         $3,084
DVA                                                                                      625.357   15.47          9,674
Contracts in accumulation period:
DVA 80                                                                                14,757.269   15.72        231,984
DVA                                                                                  255,627.944   15.47      3,954,565
DVA Series 100                                                                        10,613.579   15.04        159,628
DVA Plus - Standard (pre February 2000)                                              263,973.651   15.18      4,007,120
DVA Plus - Standard (post January 2000 & post 2000)                                   87,727.524   15.10      1,324,686
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                    2,314,069.828   15.00     34,711,047
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,201,589.403   14.92     17,927,714
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        2,133,007.485   14.82     31,611,171
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        259,140.361   14.74      3,819,729
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             318,879.888   14.68      4,681,157
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    2,165,514.354   14.61     31,638,165
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          307,027.413   14.56      4,470,319
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                           923,702.340   14.50     13,393,684
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             983,702.944   14.38     14,145,648
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          5,517.456   14.32         79,010
Access - Annual Ratchet (post April 2001)                                             20,452.084   14.21        290,624
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 131,098.668   14.15      1,855,046

                                      158

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST VALUE EQUITY (CONTINUED)
Access - 7% Solution (post April 2001)                                                19,840.272  $14.09        $279,549
Access  - Max 7 (post April 2001)                                                     48,682.166   13.98         680,577
ES II - Max 7 (post 2000), Generations - Max 7                                       160,511.984   14.44       2,317,793
Landmark - 7% Solution                                                                56,537.908   14.27         806,796
Value                                                                                 12,716.963   15.59         198,257
VA Option I                                                                            5,697.794   15.53          88,487
VA Option II                                                                           6,030.913   15.16          91,429
VA Option III                                                                            701.727   14.97          10,505
VA Bonus Option I                                                                     13,323.533   14.91         198,654
VA Bonus Option II                                                                     7,148.366   14.56         104,080
VA Bonus Option III                                                                    7,163.305   14.38         103,008
SmartDesign Advantage Option I                                                         2,513.045   14.05          35,308
SmartDesign Advantage Option II                                                        1,441.150   13.82          19,917
SmartDesign Advantage Option III                                                         372.008   13.65           5,078
                                                                                -----------------        ----------------
                                                                                  11,739,904.878            $173,253,493
                                                                                =================        ================

GCG TRUST VALUE EQUITY ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  4,330.312   $9.63         $41,701
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            4,121.280    9.62          39,647
ES II - Max 7 (post 2000), Generations - Max 7                                         2,676.572    9.61          25,722
                                                                                -----------------        ----------------
                                                                                      11,128.164                $107,070
                                                                                =================        ================

GCG TRUST VAN KAMPEN GROWTH AND INCOME
Currently payable annuity products:
DVA 80                                                                                   487.525  $19.21          $9,365
DVA                                                                                    6,153.091   18.86         116,047
Contracts in accumulation period:
DVA 80                                                                                12,569.800   19.21         241,466
DVA                                                                                1,174,899.843   18.86      22,158,611
DVA Series 100                                                                        41,044.682   18.25         749,065
DVA Plus - Standard (pre February 2000)                                              802,103.676   18.45      14,798,813
DVA Plus - Standard (post January 2000 & post 2000)                                  212,478.908   18.34       3,896,863
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              6,183,620.626   18.19     112,480,059

                                      159

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST VAN KAMPEN GROWTH AND INCOME (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,951,606.925  $18.08     $35,285,053
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        6,933,408.861   17.94     124,385,355
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        478,279.632   17.83       8,527,726
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             835,107.303   17.75      14,823,155
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    7,350,027.957   17.67     129,874,994
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          616,372.946   17.58      10,835,836
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  1,678,850.979   17.50      29,379,892
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,920,555.207   17.34      33,302,427
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            834.783   17.26          14,408
Access - Annual Ratchet (post April 2001)                                             40,928.330   17.09         699,465
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 180,352.195   17.01       3,067,791
Access - 7% Solution (post April 2001)                                                38,925.362   16.93         659,006
Access  - Max 7 (post April 2001)                                                     69,527.951   16.77       1,165,984
ES II - Max 7 (post 2000), Generations - Max 7                                       274,359.681   17.42       4,779,346
Landmark - 7% Solution                                                               134,276.152   17.17       2,305,522
Access One                                                                                48.000   19.76             948
Value                                                                                 55,540.097   19.04       1,057,483
                                                                                -----------------        ----------------
                                                                                  30,992,360.512            $554,614,680
                                                                                =================        ================


                                      160

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST VAN KAMPEN GROWTH AND INCOME ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 42,614.234   $9.79       $417,193
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                1,609.802    9.79         15,760
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              10,565.924    9.78        103,335
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           20,751.329    9.78        202,948
ES II - Max 7 (post 2000), Generations - Max 7                                        25,611.638    9.78        250,482
                                                                                -----------------        ---------------
                                                                                     101,152.927               $989,718
                                                                                =================        ===============



AIM V.I. DENT DEMOGRAPHIC TRENDS
Contracts in accumulation period:
DVA Plus - Standard (pre February 2000)                                                1,885.585   $7.36        $13,878
DVA Plus - Standard (post January 2000 & post 2000)                                   25,365.346    7.35        186,435
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                218,093.842    7.34      1,600,809
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              226,139.250    7.34      1,659,862
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           43,073.626    7.33        315,730
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         25,792.732    7.32        188,803
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              95,004.921    7.32        695,436

                                      161

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

AIM V.I. DENT DEMOGRAPHIC TRENDS (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       94,533.265   $7.32      $691,983
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           76,298.756    7.31       557,744
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    144,579.250    7.31     1,056,874
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             237,697.824    7.30     1,735,194
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,380.753    7.29        17,356
Access - Annual Ratchet (post April 2001)                                             36,436.265    7.28       265,256
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  11,617.804    7.28        84,578
Access - 7% Solution (post April 2001)                                                 8,919.249    7.27        64,843
Access  - Max 7 (post April 2001)                                                    109,981.346    7.27       799,564
ES II - Max 7 (post 2000), Generations - Max 7                                       132,570.005    7.30       967,761
Landmark - 7% Solution                                                                20,619.001    7.29       150,313
VA Option I                                                                            2,751.497    7.38        20,306
VA Option II                                                                           1,639.386    7.36        12,066
VA Bonus Option I                                                                     10,729.473    7.34        78,754
VA Bonus Option II                                                                     4,182.723    7.31        30,576
VA Bonus Option III                                                                    7,735.578    7.30        56,470
SmartDesign Advantage Option I                                                         9,033.164    7.27        65,671
SmartDesign Advantage Option II                                                        2,133.782    7.25        15,470
SmartDesign Advantage Option III                                                         934.452    7.24         6,765
                                                                                -----------------        --------------
                                                                                   1,550,128.875           $11,338,497
                                                                                =================        ==============

AIM V.I. GROWTH
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          1,399.031   $7.00        $9,793
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      6,965.519    6.98        48,619
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            984.776    6.97         6,864
VA Option I                                                                           26,221.846    7.06       185,126
VA Option II                                                                          20,010.222    7.03       140,672
VA Option III                                                                          1,160.532    7.02         8,147
VA Bonus Option I                                                                     15,898.460    7.02       111,607
VA Bonus Option II                                                                    34,050.283    6.99       238,011

                                      162

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

AIM V.I. GROWTH (CONTINUED)
VA Bonus Option III                                                                       797.868    $6.98        $5,569
SmartDesign Advantage Option I                                                          9,991.085     6.95        69,438
SmartDesign Advantage Option II                                                         3,408.679     6.93        23,622
SmartDesign Advantage Option III                                                          148.669     6.92         1,029
                                                                                 -----------------         --------------
                                                                                      121,036.970               $848,497
                                                                                 =================         ==============

AIM V.I. CAPITAL APPRECIATION
Contracts in accumulation period:
Rollover Choice Option I                                                                3,701.273    $7.40       $27,389
                                                                                 -----------------         --------------
                                                                                        3,701.273                $27,389
                                                                                 =================         ==============

AIM V.I. CORE EQUITY
Contracts in accumulation period:
Rollover Choice Option I                                                                4,960.602    $8.26       $40,975
                                                                                 -----------------         --------------
                                                                                        4,960.602                $40,975
                                                                                 =================         ==============

AIM V.I. PREMIER EQUITY
Contracts in accumulation period:
Rollover Choice Option I                                                                6,113.296    $6.84       $41,815
Rollover Choice Option II                                                               5,600.805     6.82        38,197
                                                                                 -----------------         --------------
                                                                                       11,714.101                $80,012
                                                                                 =================         ==============

ALLIANCE BERNSTEIN VALUE
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                           5,317.948    $8.58       $45,628
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                              8,584.788     8.55        73,400
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                           5,498.975     8.53        46,906
VA Option I                                                                            53,589.426     8.66       464,084
VA Option II                                                                           41,567.535     8.62       358,312
VA Option III                                                                          16,435.620     8.60       141,346
VA Bonus Option I                                                                      69,917.676     8.60       601,292
VA Bonus Option II                                                                     71,475.693     8.56       611,832
VA Bonus Option III                                                                    17,783.469     8.54       151,871
SmartDesign Advantage Option I                                                         12,252.266     8.50       104,144
SmartDesign Advantage Option II                                                         6,907.718     8.48        58,577
SmartDesign Advantage Option III                                                        6,158.098     8.46        52,098
                                                                                 -----------------         --------------
                                                                                      315,489.212             $2,709,490
                                                                                 =================         ==============


                                      163

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ALLIANCE GROWTH AND INCOME
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         11,011.021    $7.33      $80,711
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             5,073.118     7.31       37,084
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,048.890     7.29       14,936
VA Option I                                                                          111,625.699     7.40      826,030
VA Option II                                                                         107,568.702     7.37      792,781
VA Option III                                                                         37,970.848     7.35      279,086
VA Bonus Option I                                                                    187,892.497     7.35    1,381,010
VA Bonus Option II                                                                   110,199.338     7.32      806,659
VA Bonus Option III                                                                   49,729.010     7.30      363,022
SmartDesign Advantage Option I                                                         7,581.492     7.27       55,117
SmartDesign Advantage Option II                                                       11,489.341     7.25       83,298
SmartDesign Advantage Option III                                                       1,624.503     7.23       11,745
                                                                                 ----------------         -------------
                                                                                     643,814.459            $4,731,479
                                                                                 ================         =============

ALLIANCE PREMIER GROWTH
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         18,699.611    $6.50     $121,547
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             4,096.233     6.48       26,544
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            242.415     6.47        1,568
VA Option I                                                                           41,282.713     6.56      270,815
VA Option II                                                                          87,298.365     6.54      570,931
VA Option III                                                                         21,482.259     6.52      140,064
VA Bonus Option I                                                                     48,076.653     6.52      313,460
VA Bonus Option II                                                                    63,675.099     6.49      413,251
VA Bonus Option III                                                                   13,118.794     6.47       84,879
SmartDesign Advantage Option I                                                        10,347.731     6.44       66,639
SmartDesign Advantage Option II                                                       10,463.152     6.43       67,278
SmartDesign Advantage Option III                                                       2,733.252     6.41       17,520
                                                                                 ----------------         -------------
                                                                                     321,516.277            $2,094,496
                                                                                 ================         =============




                                      164

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP GROWTH
Contracts in accumulation period:
DVA                                                                                    6,391.315    $6.41       $40,968
DVA Plus - Standard (pre February 2000)                                                9,787.230     6.39        62,540
DVA Plus - Standard (post January 2000 & post 2000)                                   14,326.050     6.38        91,400
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                      523,176.282     6.37     3,332,633
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              534,217.197     6.37     3,402,964
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          219,814.733     6.36     1,398,022
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         69,147.668     6.35       439,088
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             202,568.992     6.35     1,286,313
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      256,320.522     6.34     1,625,072
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          138,234.806     6.34       876,409
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                           244,585.622     6.33     1,548,227
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             473,546.962     6.33     2,997,552
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          7,612.918     6.32        48,114
Access - Annual Ratchet (post April 2001)                                              4,842.214     6.31        30,554
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 107,164.703     6.31       676,209
Access - 7% Solution (post April 2001)                                                72,400.853     6.30       456,125
Access  - Max 7 (post April 2001)                                                     13,477.384     6.29        84,773
ES II - Max 7 (post 2000), Generations - Max 7                                       147,714.687     6.33       935,034
Landmark - 7% Solution                                                                72,837.366     6.32       460,332
Value                                                                                 16,144.991     6.42       103,651
VA Option I                                                                          117,835.906     6.42       756,507

                                      165

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP GROWTH (CONTINUED)
VA Option II                                                                          41,737.349   $6.39       $266,702
VA Option III                                                                         15,098.206    6.37         96,176
VA Bonus Option I                                                                    156,999.146    6.37      1,000,085
VA Bonus Option II                                                                    74,614.341    6.34        473,055
VA Bonus Option III                                                                   53,634.764    6.32        338,972
SmartDesign Advantage Option I                                                        14,612.297    6.30         92,057
SmartDesign Advantage Option II                                                        8,816.847    6.28         55,370
SmartDesign Advantage Option III                                                       2,814.395    6.26         17,618
Rollover Choice Option I                                                              30,532.901    6.43        196,327
Rollover Choice Option II                                                              3,701.211    6.42         23,762
Rollover Choice Option III                                                               607.274    6.40          3,887
                                                                                 ----------------        ---------------
                                                                                   3,655,317.132            $23,216,498
                                                                                 ================        ===============

FIDELITY(R) VIP EQUITY-INCOME
Contracts in accumulation period:
DVA                                                                                    4,246.161   $7.88        $33,460
DVA Series 100                                                                           525.907    7.84          4,123
DVA Plus - Standard (pre February 2000)                                                5,651.143    7.85         44,361
DVA Plus - Standard (post January 2000 & post 2000)                                   37,470.212    7.85        294,141
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                      478,394.663    7.83      3,745,830
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              321,871.933    7.83      2,520,257
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          185,664.648    7.82      1,451,898
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         70,101.597    7.81        547,493
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             177,882.505    7.80      1,387,484
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      338,456.229    7.80      2,639,959

                                      166

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP EQUITY-INCOME (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          139,297.067   $7.79     $1,085,124
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                           178,751.984    7.79      1,392,478
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             250,947.059    7.78      1,952,368
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          9,459.360    7.77         73,499
Access - Annual Ratchet (post April 2001)                                             18,935.799    7.76        146,942
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  54,903.954    7.75        425,506
Access - 7% Solution (post April 2001)                                                46,318.279    7.75        358,967
Access  - Max 7 (post April 2001)                                                      7,498.006    7.74         58,035
ES II - Max 7 (post 2000), Generations - Max 7                                        70,753.511    7.78        550,462
Landmark - 7% Solution                                                                19,711.625    7.76        152,962
Value                                                                                  3,346.119    7.89         26,401
VA Option I                                                                          137,710.507    7.89      1,086,536
VA Option II                                                                          67,873.888    7.85        532,810
VA Option III                                                                         26,357.099    7.83        206,376
VA Bonus Option I                                                                    178,215.219    7.83      1,395,425
VA Bonus Option II                                                                   140,603.473    7.79      1,095,301
VA Bonus Option III                                                                   24,656.472    7.78        191,827
SmartDesign Advantage Option I                                                        15,527.727    7.74        120,185
SmartDesign Advantage Option II                                                       10,722.407    7.72         82,777
SmartDesign Advantage Option III                                                       7,831.391    7.70         60,302
Rollover Choice Option I                                                              21,033.949    7.91        166,379
Rollover Choice Option II                                                              2,414.475    7.89         19,050
Rollover Choice Option III                                                               748.840    7.87          5,893
                                                                                 ----------------        ---------------
                                                                                   3,053,883.208            $23,854,611
                                                                                 ================        ===============

FIDELITY(R) VIP CONTRAFUND(R)
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         10,193.484   $8.63        $87,970
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             8,870.371    8.60         76,285
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         19,392.267    8.58        166,386
VA Option I                                                                           86,387.123    8.71        752,432
VA Option II                                                                          77,060.412    8.67        668,114
VA Option III                                                                         17,280.541    8.65        149,477
VA Bonus Option I                                                                    141,706.160    8.64      1,224,341
VA Bonus Option II                                                                    80,927.058    8.61        696,782

                                      167

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP CONTRAFUND(R) (CONTINUED)
VA Bonus Option III                                                                    26,329.715    $8.59      $226,172
SmartDesign Advantage Option I                                                          5,170.226     8.55        44,205
SmartDesign Advantage Option II                                                        11,635.946     8.52        99,138
SmartDesign Advantage Option III                                                        5,478.254     8.50        46,565
Rollover Choice Option I                                                               18,394.766     8.73       160,586
Rollover Choice Option II                                                               4,124.316     8.71        35,923
Rollover Choice Option III                                                                537.961     8.69         4,675
                                                                                   ---------------         --------------
                                                                                      513,488.600             $4,439,051
                                                                                   ===============         ==============

FIDELITY(R) VIP OVERSEAS
Contracts in accumulation period:
Rollover Choice Option I                                                                1,171.175    $7.89        $9,241
                                                                                   ---------------         --------------
                                                                                        1,171.175                 $9,241
                                                                                   ===============         ==============

FRANKLIN SMALL CAP VALUE SECURITIES
Contracts in accumulation period:
Rollover Choice Option I                                                                1,802.105    $8.99       $16,201
Rollover Choice Option II                                                                 137.390     8.97         1,232
                                                                                   ---------------         --------------
                                                                                        1,939.495                $17,433
                                                                                   ===============         ==============

GREENWICH APPRECIATION
Contracts in accumulation period:
Granite PrimElite - Standard                                                              410.469   $14.02        $5,755
Granite PrimElite - Annual Ratchet                                                     42,037.067    13.88       583,474
                                                                                   ---------------         --------------
                                                                                       42,447.536               $589,229
                                                                                   ===============         ==============

GALAXY VIP ASSET ALLOCATION
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post 2000),
  Generations - Standard                                                               14,470.820    $8.15      $117,937
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                41,973.587     8.14       341,665
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February  2000) and 5.5% Solution  (pre February  2000),  ES II -
  5.5%
  Solution (post 2000)                                                                  4,092.860     8.11        33,193

                                      168

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GALAXY VIP ASSET ALLOCATION (CONTINUED)
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          7,686.299   $8.10        $62,259
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                        3,094.826    8.07         24,975
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             6,392.631    8.05         51,461
                                                                                 ----------------        ---------------
                                                                                      77,711.023               $631,490
                                                                                 ================        ===============

GALAXY VIP EQUITY
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        6,146.836   $6.57        $40,385
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               41,997.580    6.56        275,504
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                            9,438.274    6.54         61,726
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          2,533.499    6.53         16,544
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                        2,842.961    6.50         18,479
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             9,491.052    6.48         61,502
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                               2,067.330    6.46         13,355
                                                                                 ----------------        ---------------
                                                                                      74,517.532               $487,495
                                                                                 ================        ===============


                                      169

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GALAXY VIP GROWTH AND INCOME
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        4,973.536   $7.56        $37,600
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                6,935.812    7.55         52,365
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                            941.925    7.51          7,074
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                        2,055.178    7.49         15,393
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                               778.183    7.46          5,805
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                                 520.260    7.44          3,871
                                                                                 ----------------        ---------------
                                                                                      16,204.894               $122,108
                                                                                 ================        ===============

GALAXY VIP HIGH QUALITY BOND
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        3,333.820  $12.74        $42,473
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                2,441.177   12.72         31,052
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          1,264.887   12.65         16,001

                                      170

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GALAXY VIP HIGH QUALITY BOND (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                          261.886  $12.61         $3,302
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             2,995.152   12.57         37,649
                                                                                 ----------------        ---------------
                                                                                      10,296.922               $130,477
                                                                                 ================        ===============

GALAXY VIP SMALL COMPANY GROWTH
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        1,744.000   $8.69        $15,155
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                1,318.134    8.67         11,428
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                            1,508.000    8.65         13,044
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                            506.975    8.63          4,375
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             1,382.134    8.57         11,845
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                                  98.104    8.55            839
                                                                                 ----------------        ---------------
                                                                                       6,557.347                $56,686
                                                                                 ================        ===============

ING GET FUND - SERIES N
Contracts in accumulation period:
VA Option I                                                                          390,804.171  $10.10     $3,947,122
VA Option II                                                                         213,031.411   10.05      2,140,966
VA Option III                                                                        117,577.827   10.03      1,179,306
VA Bonus Option I                                                                    972,908.364   10.02      9,748,542
VA Bonus Option II                                                                   682,003.499    9.98      6,806,395
VA Bonus Option III                                                                  485,961.261    9.96      4,840,174
                                                                                 ----------------        ---------------
                                                                                   2,862,286.533            $28,662,505
                                                                                 ================        ===============


                                      171

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING GET FUND - SERIES P
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         67,854.231   $9.93        $673,793
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                     10,497.941    9.91         104,035
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,684.163    9.89          36,436
VA Option I                                                                        1,705,435.036   10.02      17,088,459
VA Option II                                                                         972,549.749    9.98       9,706,046
VA Option III                                                                        401,541.204    9.96       3,999,350
VA Bonus Option I                                                                  5,315,976.104    9.95      52,893,962
VA Bonus Option II                                                                 3,474,689.314    9.91      34,434,171
VA Bonus Option III                                                                2,205,103.224    9.89      21,808,471
SmartDesign Advantage Option I                                                       108,591.586    9.86       1,070,713
SmartDesign Advantage Option II                                                       35,661.831    9.83         350,556
SmartDesign Advantage Option III                                                      26,860.854    9.81         263,505
                                                                                -----------------        ----------------
                                                                                  14,328,445.237            $142,429,497
                                                                                =================        ================

ING GET FUND - SERIES Q
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        562,383.289  $10.03      $5,640,704
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    284,409.580   10.01       2,846,940
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         83,909.189    9.99         838,253
VA Option I                                                                        1,999,208.942   10.10      20,192,010
VA Option II                                                                       1,409,733.467   10.07      14,196,016
VA Option III                                                                        491,168.651   10.05       4,936,245
VA Bonus Option I                                                                  4,783,644.544   10.04      48,027,791
VA Bonus Option II                                                                 3,845,316.589   10.01      38,491,619
VA Bonus Option III                                                                1,887,729.911   10.00      18,877,299
SmartDesign Advantage Option I                                                     1,028,249.267    9.97      10,251,645
SmartDesign Advantage Option II                                                      217,938.548    9.94       2,166,309
SmartDesign Advantage Option III                                                     253,781.731    9.93       2,520,053
Rollover Choice Option I                                                               2,541.246   10.12          25,717
Rollover Choice Option II                                                              4,941.125   10.10          49,905
                                                                                -----------------        ----------------
                                                                                  16,854,956.079            $169,060,506
                                                                                =================        ================


                                      172

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING GET FUND - SERIES R
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,074,925.572  $10.09     $10,845,999
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    257,403.873   10.07       2,592,057
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                        115,167.896   10.06       1,158,589
VA Option I                                                                        2,104,589.356   10.14      21,340,536
VA Option II                                                                         988,297.070   10.12      10,001,566
VA Option III                                                                        506,820.458   10.10       5,118,887
VA Bonus Option I                                                                  4,259,757.948   10.10      43,023,555
VA Bonus Option II                                                                 3,262,756.657   10.08      32,888,587
VA Bonus Option III                                                                1,891,866.395   10.06      19,032,176
SmartDesign Advantage Option I                                                     1,141,597.398   10.04      11,461,638
SmartDesign Advantage Option II                                                      716,661.831   10.02       7,180,952
SmartDesign Advantage Option III                                                     566,849.087   10.01       5,674,159
Rollover Choice Option I                                                              19,740.797   10.16         200,566
Rollover Choice Option II                                                              4,164.678   10.14          42,230
                                                                                -----------------        ----------------
                                                                                  16,910,599.016            $170,561,497
                                                                                =================        ================

ING GET FUND - SERIES S
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,272,002.001  $10.03     $12,758,180
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    714,136.233   10.02       7,155,645
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                        253,670.431   10.01       2,539,241
VA Option I                                                                        2,645,718.489   10.07      26,642,385
VA Option II                                                                       1,006,108.528   10.05      10,111,391
VA Option III                                                                        531,316.937   10.04       5,334,422
VA Bonus Option I                                                                  5,903,407.361   10.04      59,270,210
VA Bonus Option II                                                                 3,536,752.857   10.02      35,438,264
VA Bonus Option III                                                                2,276,351.650   10.01      22,786,280
SmartDesign Advantage Option I                                                     1,993,960.945   10.00      19,939,609
SmartDesign Advantage Option II                                                    1,229,819.186    9.99      12,285,894
SmartDesign Advantage Option III                                                     467,734.302    9.98       4,667,988
Rollover Choice Option I                                                              31,718.983   10.08         319,727
Rollover Choice Option II                                                              4,790.846   10.07          48,244
                                                                                -----------------        ----------------
                                                                                  21,867,488.749            $219,297,480
                                                                                =================        ================


                                      173

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING GET FUND - SERIES T
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 50,400.668  $10.08        $508,039
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,558,991.778   10.07      15,699,047
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              19,504.482   10.07         196,410
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          171,909.156   10.06       1,729,406
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    508,430.836   10.06       5,114,814
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                        402,293.548   10.06       4,047,073
ES II - Max 7 (post 2000), Generations - Max 7                                        95,839.486   10.06         964,145
VA Option I                                                                        2,265,324.445   10.09      22,857,124
VA Option II                                                                         986,184.393   10.08       9,940,739
VA Option III                                                                        395,886.131   10.08       3,990,532
VA Bonus Option I                                                                  6,903,091.797   10.07      69,514,134
VA Bonus Option II                                                                 3,462,362.180   10.06      34,831,364
VA Bonus Option III                                                                2,223,311.868   10.06      22,366,517
SmartDesign Advantage Option I                                                     2,313,192.394   10.05      23,247,584
SmartDesign Advantage Option II                                                    1,164,309.907   10.04      11,689,671
SmartDesign Advantage Option III                                                   1,014,350.218   10.04      10,184,076
Rollover Choice Option I                                                             105,907.907   10.10       1,069,670
Rollover Choice Option II                                                              1,397.340   10.09          14,099
                                                                                -----------------        ----------------
                                                                                  23,642,688.533            $237,964,444
                                                                                =================        ================

ING GET FUND - SERIES U
Contracts in accumulation period:
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      1,187.025  $10.00         $11,870
VA Option I                                                                            1,571.485   10.00          15,715
VA Option II                                                                           6,507.823   10.00          65,078
VA Option III                                                                          1,409.047   10.00          14,090
VA Bonus Option I                                                                     36,166.923   10.00         361,669
VA Bonus Option II                                                                     8,169.053   10.00          81,691
SmartDesign Advantage Option I                                                         3,233.024    9.99          32,298
Rollover Choice Option I                                                              46,529.254   10.00         465,293
                                                                                -----------------        ----------------
                                                                                     104,773.634              $1,047,704
                                                                                =================        ================


                                      174

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING ALGER GROWTH
Contracts in accumulation period:
Rollover Choice Option I                                                               5,955.720   $6.56        $39,070
                                                                                -----------------        ---------------
                                                                                       5,955.720                $39,070
                                                                                =================        ===============

ING AMERICAN CENTURY SMALL CAP VALUE
Contracts in accumulation period:
Rollover Choice Option II                                                                215.415   $8.10         $1,745
                                                                                -----------------        ---------------
                                                                                         215.415                 $1,745
                                                                                =================        ===============

ING J.P. MORGAN MID CAP VALUE
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          1,313.035   $9.15        $12,014
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                        105.865    9.14            968
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            279.120    9.13          2,548
VA Option I                                                                            7,703.109    9.19         70,792
VA Option II                                                                             325.073    9.17          2,981
VA Option III                                                                            871.507    9.16          7,983
VA Bonus Option I                                                                     12,516.020    9.16        114,647
VA Bonus Option II                                                                     6,147.437    9.14         56,188
VA Bonus Option III                                                                    2,029.335    9.13         18,528
SmartDesign Advantage Option I                                                           525.395    9.11          4,786
SmartDesign Advantage Option II                                                          500.283    9.10          4,553
SmartDesign Advantage Option III                                                         525.629    9.09          4,778
                                                                                -----------------        ---------------
                                                                                      32,841.808               $300,766
                                                                                =================        ===============

ING MFS(R)  CAPITAL  OPPORTUNITIES  (INITIAL  CLASS)
Contracts in  accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          9,202.920   $6.12        $56,322
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      1,495.904    6.10          9,125
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          6,820.488    6.08         41,469
VA Option I                                                                           24,402.739    6.18        150,809
VA Option II                                                                          24,352.603    6.15        149,769
VA Option III                                                                          9,183.824    6.13         56,297
VA Bonus Option I                                                                     51,742.510    6.13        317,182

                                      175

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING MFS(R) CAPITAL OPPORTUNITIES (INITIAL CLASS) (CONTINUED)
VA Bonus Option II                                                                  45,652.230     $6.10      $278,479
VA Bonus Option III                                                                 27,827.914      6.09       169,472
SmartDesign Advantage Option I                                                       7,426.711      6.06        45,006
SmartDesign Advantage Option II                                                        949.187      6.04         5,733
                                                                                ---------------          --------------
                                                                                   209,057.030              $1,279,663
                                                                                ===============          ==============

ING MFS(R)  CAPITAL  OPPORTUNITIES  (SERVICE  CLASS)
Contracts in  accumulation period:
Rollover Choice Option I                                                            10,569.482     $6.85       $72,401
                                                                                ---------------          --------------
                                                                                    10,569.482                 $72,401
                                                                                ===============          ==============

ING MFS(R) GLOBAL GROWTH
Contracts in accumulation period:
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      110.304     $8.29          $914
VA Option I                                                                          1,482.246      8.34        12,362
VA Option II                                                                         1,343.372      8.32        11,177
VA Bonus Option I                                                                    4,797.670      8.31        39,869
VA Bonus Option II                                                                     295.240      8.29         2,448
VA Bonus Option III                                                                    192.981      8.28         1,598
SmartDesign Advantage Option I                                                         595.582      8.27         4,925
Rollover Choice Option I                                                               222.879      8.35         1,861
                                                                                ---------------          --------------
                                                                                     9,040.274                 $75,154
                                                                                ===============          ==============

ING OPCAP BALANCED VALUE
Contracts in accumulation period:
Rollover Choice Option I                                                            16,208.427     $7.80      $126,426
                                                                                ---------------          --------------
                                                                                    16,208.427                $126,426
                                                                                ===============          ==============

ING PIMCO TOTAL RETURN
Contracts in accumulation period:
Rollover Choice Option I                                                            55,182.425    $10.75      $593,211
                                                                                ---------------          --------------
                                                                                    55,182.425                $593,211
                                                                                ===============          ==============

ING SALOMON BROS. CAPITAL
Contracts in accumulation period:
Rollover Choice Option I                                                             1,231.608     $7.41        $9,126
                                                                                ---------------          --------------
                                                                                     1,231.608                  $9,126
                                                                                ===============          ==============

ING SALOMON BROS. INVESTORS VALUE
Contracts in accumulation period:
Rollover Choice Option I                                                               487.219     $7.61        $3,708
                                                                                ---------------          --------------
                                                                                       487.219                  $3,708
                                                                                ===============          ==============

                                      176

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING SCUDDER INTERNATIONAL GROWTH
Contracts in accumulation period:
Rollover Choice Option I                                                               534.407    $8.14          $4,350
Rollover Choice Option II                                                              385.164     8.13           3,131
                                                                                ---------------         ----------------
                                                                                       919.571                   $7,481
                                                                                ===============         ================

ING T. ROWE PRICE GROWTH EQUITY
Rollover Choice Option I                                                            18,694.132    $7.52        $140,580
Rollover Choice Option II                                                              390.902     7.51           2,936
                                                                                ---------------         ----------------
                                                                                    19,085.034                 $143,516
                                                                                ===============         ================

ING UBS TACTICAL ASSET ALLOCATION
Contracts in accumulation period:
Rollover Choice Option I                                                               297.448    $7.54          $2,243
                                                                                ---------------         ----------------
                                                                                       297.448                   $2,243
                                                                                ===============         ================

ING VAN KAMPEN COMSTOCK
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                               28,765.909    $8.30        $238,757
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              2,563.257     8.30          21,275
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        4,117.380     8.29          34,133
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               283.320     8.29           2,349
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         29,823.131     8.28         246,936
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    1,649.302     8.28          13,656
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                        4,188.813     8.27          34,641
ES II - Max 7 (post 2000), Generations - Max 7                                     105,532.227     8.27         872,752
VA Option I                                                                          6,159.801     8.32          51,250
VA Option II                                                                         4,430.488     8.31          36,817
VA Option III                                                                          109.415     8.30             908
VA Bonus Option I                                                                    5,134.250     8.30          42,614
VA Bonus Option II                                                                   6,396.200     8.28          52,961
VA Bonus Option III                                                                  2,101.826     8.27          17,382

                                      177

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VAN KAMPEN COMSTOCK (CONTINUED)
SmartDesign Advantage Option I                                                         1,514.971    $8.25        $12,499
SmartDesign Advantage Option II                                                        2,191.557     8.24         18,058
Rollover Choice Option I                                                               4,737.926     8.34         39,514
                                                                                -----------------         ---------------
                                                                                     209,699.773              $1,736,502
                                                                                =================         ===============

ING VP WORLDWIDE GROWTH
Contracts in accumulation period:
DVA                                                                                    5,517.312    $5.26        $29,021
DVA Plus - Standard (pre February 2000)                                               12,358.456     5.23         64,635
DVA Plus - Standard (post January 2000 & post 2000)                                   49,480.801     5.22        258,290
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                467,246.705     5.21      2,434,355
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              859,281.375     5.20      4,468,263
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          142,057.864     5.19        737,280
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        116,508.310     5.18        603,513
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             322,466.194     5.17      1,667,150
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      361,646.549     5.16      1,866,096
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          349,870.710     5.16      1,805,333
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    598,427.686     5.15      3,081,903
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,083,707.075     5.14      5,570,254
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          1,003.284     5.13          5,147
Access - Annual Ratchet (post April 2001)                                             39,020.638     5.12        199,786

                                      178

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP WORLDWIDE GROWTH (CONTINUED)
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 138,853.238   $5.11       $709,540
Access - 7% Solution (post April 2001)                                                57,393.340    5.10        292,706
Access  - Max 7 (post April 2001)                                                     78,477.936    5.09        399,453
ES II - Max 7 (post 2000), Generations - Max 7                                       382,518.737    5.14      1,966,146
Landmark - 7% Solution                                                               100,549.031    5.12        514,811
Value                                                                                 31,341.713    5.28        165,484
VA Option I                                                                           13,906.179    5.27         73,286
VA Option II                                                                          22,034.369    5.23        115,240
VA Option III                                                                          3,808.449    5.21         19,842
VA Bonus Option I                                                                     25,910.251    5.20        134,733
VA Bonus Option II                                                                    20,896.200    5.16        107,824
VA Bonus Option III                                                                    6,582.348    5.14         33,833
SmartDesign Advantage Option I                                                         5,942.421    5.10         30,306
SmartDesign Advantage Option II                                                          819.595    5.07          4,155
SmartDesign Advantage Option III                                                       1,408.659    5.05          7,114
                                                                                -----------------        ---------------
                                                                                   5,299,035.425            $27,365,499
                                                                                =================        ===============

ING VP BOND
Contracts in accumulation period:
DVA 80                                                                                 5,835.705  $10.69        $62,384
DVA                                                                                    1,384.830   10.67         14,776
DVA Series 100                                                                           460.852   10.65          4,908
DVA Plus - Standard (pre February 2000)                                               13,699.520   10.65        145,900
DVA Plus - Standard (post January 2000 & post 2000)                                   65,448.385   10.65        697,025
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                719,278.721   10.64      7,653,126
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              665,314.190   10.64      7,078,943
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          290,354.137   10.63      3,086,464
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         48,128.304   10.63        511,604
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              88,274.683   10.63        938,360

                                      179

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP BOND (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      707,083.140   $10.62    $7,509,223
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          218,866.859    10.62     2,324,366
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                           616,916.853    10.62     6,551,657
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             456,890.838    10.61     4,847,612
Access - Annual Ratchet (post April 2001)                                              9,276.800    10.60        98,334
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  20,543.142    10.59       217,552
Access - 7% Solution (post April 2001)                                                45,161.920    10.59       478,265
Access  - Max 7 (post April 2001)                                                     93,174.370    10.58       985,785
ES II - Max 7 (post 2000), Generations - Max 7                                       564,471.057    10.61     5,989,038
Landmark - 7% Solution                                                                16,610.577    10.60       176,072
Value                                                                                 21,077.526    10.68       225,108
                                                                                 ----------------         --------------
                                                                                   4,668,252.409            $49,596,502
                                                                                 ================         ==============

ING VP GROWTH
Contracts in accumulation period:
Rollover Choice Option I                                                               6,569.234    $6.94       $45,590
                                                                                 ----------------         --------------
                                                                                       6,569.234                $45,590
                                                                                 ================         ==============

ING VP INDEX PLUS LARGECAP
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         12,557.733    $7.21       $90,541
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             6,179.958     7.19        44,434
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,963.889     7.18        28,461
VA Option I                                                                          141,983.350     7.28     1,033,639
VA Option II                                                                          46,368.062     7.25       336,168
VA Option III                                                                         34,433.300     7.24       249,297
VA Bonus Option I                                                                    224,198.353     7.23     1,620,954
VA Bonus Option II                                                                    35,518.020     7.20       255,730
VA Bonus Option III                                                                   26,792.477     7.18       192,370
SmartDesign Advantage Option I                                                        10,195.872     7.15        72,900
SmartDesign Advantage Option II                                                        8,441.439     7.13        60,187

                                      180

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP INDEX PLUS LARGECAP (CONTINUED)
SmartDesign Advantage Option III                                                       8,987.585    $7.11       $63,902
Rollover Choice Option I                                                              71,089.664     7.31       519,665
Rollover Choice Option II                                                              2,369.346     7.28        17,249
Rollover Choice Option III                                                               564.067     7.27         4,101
                                                                                 ----------------         --------------
                                                                                     633,643.115             $4,589,598
                                                                                 ================         ==============

ING VP INDEX PLUS MIDCAP
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         13,930.296    $8.53      $118,825
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             7,367.210     8.51        62,695
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         19,361.288     8.49       164,377
VA Option I                                                                          133,786.073     8.61     1,151,898
VA Option II                                                                          61,372.138     8.58       526,573
VA Option III                                                                         19,210.554     8.56       164,442
VA Bonus Option I                                                                    177,302.397     8.55     1,515,935
VA Bonus Option II                                                                    94,503.966     8.51       804,229
VA Bonus Option III                                                                   97,939.999     8.49       831,511
SmartDesign Advantage Option I                                                        11,177.803     8.46        94,564
SmartDesign Advantage Option II                                                       10,167.267     8.43        85,710
SmartDesign Advantage Option III                                                      17,384.130     8.41       146,201
Rollover Choice Option I                                                              22,538.459     8.64       194,732
Rollover Choice Option II                                                              5,073.425     8.61        43,682
Rollover Choice Option III                                                               480.800     8.59         4,130
                                                                                 ----------------         --------------
                                                                                     691,595.805             $5,909,504
                                                                                 ================         ==============

ING VP INDEX PLUS SMALLCAP
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         24,464.385    $8.59      $210,149
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             3,622.813     8.57        31,048
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,254.460     8.55        27,826
VA Option I                                                                           97,303.653     8.67       843,623
VA Option II                                                                          45,701.551     8.64       394,861
VA Option III                                                                          8,401.252     8.62        72,419
VA Bonus Option I                                                                    119,426.433     8.61     1,028,262
VA Bonus Option II                                                                    50,587.854     8.57       433,538

                                      181

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP INDEX PLUS SMALLCAP (CONTINUED)
VA Bonus Option III                                                                    69,820.561    $8.55      $596,966
SmartDesign Advantage Option I                                                          5,086.437     8.52        43,336
SmartDesign Advantage Option II                                                         9,017.544     8.49        76,559
SmartDesign Advantage Option III                                                        9,049.582     8.47        76,650
Rollover Choice Option I                                                               18,191.748     8.70       158,268
Rollover Choice Option II                                                               1,382.428     8.68        11,999
                                                                                  ----------------         --------------
                                                                                      465,310.701             $4,005,504
                                                                                  ================         ==============

ING VP SMALL COMPANY
Contracts in accumulation period:
Rollover Choice Option I                                                               16,504.399    $7.56      $124,773
Rollover Choice Option II                                                               4,207.514     7.54        31,725
                                                                                  ----------------         --------------
                                                                                       20,711.913               $156,498
                                                                                  ================         ==============

ING VP VALUE OPPORTUNITY
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post January
  2000 and post 2000)                                                                   1,312.844    $6.55        $8,599
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                              1,588.561     6.53        10,373
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                           2,346.537     6.52        15,299
VA Option I                                                                            31,204.909     6.62       206,576
VA Option II                                                                           13,742.756     6.59        90,565
VA Option III                                                                           4,227.538     6.57        27,775
VA Bonus Option I                                                                      32,953.774     6.57       216,506
VA Bonus Option II                                                                     28,741.641     6.54       187,970
VA Bonus Option III                                                                     7,083.223     6.52        46,183
SmartDesign Advantage Option I                                                         17,731.744     6.49       115,079
SmartDesign Advantage Option II                                                         1,235.020     6.47         7,991
SmartDesign Advantage Option III                                                       14,687.082     6.46        94,879
Rollover Choice Option I                                                                8,766.617     6.63        58,123
                                                                                  ----------------         --------------
                                                                                      165,622.247             $1,085,918
                                                                                  ================         ==============

ING VP CONVERTIBLE
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post January
  2000 and post 2000)                                                                   1,417.757    $9.61       $13,625
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                                571.190     9.58         5,472

                                       182

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP CONVERTIBLE (CONTINUED)
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         2,962.680    $9.56       $28,323
VA Option I                                                                          27,864.868     9.70       270,289
VA Option II                                                                         23,212.677     9.66       224,234
VA Bonus Option I                                                                    24,891.586     9.63       239,706
VA Bonus Option II                                                                   16,097.635     9.59       154,376
VA Bonus Option III                                                                   1,293.425     9.57        12,378
SmartDesign Advantage Option I                                                        3,125.116     9.52        29,751
SmartDesign Advantage Option II                                                       5,397.937     9.50        51,280
SmartDesign Advantage Option III                                                        522.665     9.48         4,955
                                                                               -----------------         --------------
                                                                                    107,357.536             $1,034,389
                                                                               =================         ==============
ING VP GROWTH OPPORTUNITIES
Contracts in accumulation period:
DVA                                                                                     508.000    $5.30        $2,692
DVA Plus - Standard (pre February 2000)                                                 589.526     5.27         3,107
DVA Plus - Standard (post January 2000 & post 2000)                                  11,903.518     5.27        62,732
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II -
  Standard (post 2000), Generations - Standard                                      143,306.638     5.26       753,793
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                             297,926.064     5.26     1,567,091
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                         134,511.899     5.25       706,187
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        30,250.239     5.24       158,511
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            157,970.166     5.24       827,764
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
  2000),  Access - Max 5.5 (post January 2000),  DVA Plus - Annual Ratchet (post
  2000),  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February
  2000), Premium Plus - Annual Ratchet (post 2000), Premium Plus -
  Max 5.5 (post January 2000)                                                       151,542.584     5.23       792,568
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         149,494.282     5.23       781,855
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                   178,992.222     5.23       936,129

                                      183

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP GROWTH OPPORTUNITIES (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             355,700.276    $5.22    $1,856,755
Access - Annual Ratchet (post April 2001)                                              4,918.441     5.20        25,576
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  68,490.561     5.20       356,151
Access - 7% Solution (post April 2001)                                                11,587.039     5.19        60,137
Access  - Max 7 (post April 2001)                                                     49,552.666     5.19       257,178
ES II - Max 7 (post 2000), Generations - Max 7                                       109,759.285     5.22       572,943
Landmark - 7% Solution                                                                34,246.496     5.21       178,424
Value                                                                                  1,365.563     5.31         7,251
Rollover Choice Option I                                                               2,754.175     5.32        14,652
                                                                                 ----------------         --------------
                                                                                   1,895,369.640             $9,921,496
                                                                                 ================         ==============

ING VP INTERNATIONAL VALUE
Contracts in accumulation period:
Rollover Choice Option I                                                               4,649.081    $8.47       $39,378
Rollover Choice Option II                                                                288.667     8.45         2,439
                                                                                 ----------------         --------------
                                                                                       4,937.748                $41,817
                                                                                 ================         ==============

ING VP LARGE COMPANY VALUE
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          6,796.009    $7.95       $54,028
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                               888.555     7.93         7,046
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,895.920     7.91        22,907
VA Option I                                                                           31,277.430     8.03       251,158
VA Option II                                                                          18,070.271     7.99       144,381
VA Option III                                                                         14,141.043     7.98       112,846
VA Bonus Option I                                                                     26,066.797     7.97       207,752
VA Bonus Option II                                                                    10,660.289     7.93        84,536
VA Bonus Option III                                                                    4,544.920     7.92        35,996
SmartDesign Advantage Option I                                                         3,927.934     7.88        30,952
SmartDesign Advantage Option II                                                           80.251     7.86           631
SmartDesign Advantage Option III                                                         727.650     7.84         5,705
                                                                                 ----------------         --------------
                                                                                     120,077.069               $957,938
                                                                                 ================         ==============

ING VP LARGECAP GROWTH
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          4,324.788    $6.15       $26,597

                                      184

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP LARGECAP GROWTH (CONTINUED)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                               148.376    $6.13          $910
VA Option I                                                                           17,334.479     6.21       107,647
VA Option II                                                                          31,441.028     6.18       194,306
VA Option III                                                                          7,410.080     6.17        45,720
VA Bonus Option I                                                                     41,753.715     6.16       257,203
VA Bonus Option II                                                                    42,851.444     6.14       263,108
VA Bonus Option III                                                                   11,187.257     6.12        68,466
SmartDesign Advantage Option I                                                         4,073.044     6.10        24,846
SmartDesign Advantage Option II                                                        1,059.501     6.08         6,442
SmartDesign Advantage Option III                                                       1,693.678     6.06        10,264
                                                                                 ----------------         --------------
                                                                                     163,277.390             $1,005,509
                                                                                 ================         ==============

ING VP MAGNACAP
Contracts in accumulation period:
DVA                                                                                    6,555.686   $7.15        $46,873
DVA Plus - Standard (pre February 2000)                                                6,549.431    7.12         46,632
DVA Plus - Standard (post January 2000 & post 2000)                                   10,551.443    7.11         75,021
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                211,733.236    7.10      1,503,306
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              307,643.277    7.10      2,184,267
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           20,061.852    7.08        142,038
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         17,210.413    7.08        121,850
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             153,013.266    7.07      1,081,804
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      125,575.174    7.07        887,816
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          102,496.200    7.06        723,623

                                      185

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP MAGNACAP (CONTINUED)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    190,988.256   $7.05     $1,346,467
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             295,511.233    7.04      2,080,399
Access - Annual Ratchet (post April 2001)                                             18,131.585    7.02        127,284
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  41,228.581    7.02        289,425
Access - 7% Solution (post April 2001)                                                12,375.694    7.01         86,754
Access  - Max 7 (post April 2001)                                                     27,970.406    7.00        195,793
ES II - Max 7 (post 2000), Generations - Max 7                                       108,901.970    7.05        767,759
Landmark - 7% Solution                                                                31,708.981    7.03        222,914
Value                                                                                  4,070.367    7.16         29,144
VA Option I                                                                           20,708.864    7.16        148,275
VA Option II                                                                             284.124    7.12          2,023
VA Option III                                                                            630.457    7.10          4,476
VA Bonus Option I                                                                     19,500.998    7.10        138,457
VA Bonus Option II                                                                     6,930.236    7.06         48,927
VA Bonus Option III                                                                    3,957.580    7.04         27,861
SmartDesign Advantage Option I                                                         1,471.448    7.01         10,315
                                                                                -----------------        ---------------
                                                                                   1,745,760.759            $12,339,503
                                                                                =================        ===============

ING VP MIDCAP OPPORTUNITIES
Contracts in accumulation period:
Rollover Choice Option I                                                               1,699.815   $7.24        $12,307
                                                                                -----------------        ---------------
                                                                                       1,699.815                $12,307
                                                                                =================        ===============

ING VP SMALLCAP OPPORTUNITIES
Contracts in accumulation period:
DVA                                                                                    7,081.683   $4.65        $32,930
DVA Plus - Standard (pre February 2000)                                                4,958.507    4.63         22,958
DVA Plus - Standard (post January 2000 & post 2000)                                   59,275.642    4.63        274,446
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                774,556.649    4.62      3,578,452
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,042,745.581    4.62      4,817,485
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          139,362.310    4.61        642,460


                                      186

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP SMALLCAP OPPORTUNITIES (CONTINUED)
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         48,062.812   $4.61       $221,570
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             563,708.902    4.60      2,593,061
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      483,572.111    4.60      2,224,432
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          454,391.883    4.59      2,085,659
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    696,664.441    4.59      3,197,690
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,196,796.823    4.58      5,481,329
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            345.077    4.58          1,580
Access - Annual Ratchet (post April 2001)                                             54,432.709    4.57        248,757
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 249,713.741    4.57      1,141,192
Access - 7% Solution (post April 2001)                                                46,045.780    4.56        209,969
Access  - Max 7 (post April 2001)                                                    177,134.824    4.55        805,963
ES II - Max 7 (post 2000), Generations - Max 7                                       374,677.088    4.59      1,719,768
Landmark - 7% Solution                                                               117,675.900    4.57        537,779
Value                                                                                 58,728.870    4.66        273,677
Rollover Choice Option I                                                               3,071.070    4.67         14,342
                                                                                -----------------        ---------------
                                                                                   6,553,002.403            $30,125,499
                                                                                =================        ===============

INVESCO VIF - FINANCIAL SERVICES
Contracts in accumulation period:
DVA                                                                                      406.061   $7.90         $3,208
DVA Series 100                                                                           670.845    7.86          5,273
DVA Plus - Standard (pre February 2000)                                                5,407.333    7.88         42,610
DVA Plus - Standard (post January 2000 & post 2000)                                   19,155.514    7.87        150,754
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                584,089.237    7.86      4,590,941
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              491,868.834    7.85      3,861,170

                                      187

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

INVESCO VIF - FINANCIAL SERVICES (CONTINUED)
DVA Plus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          117,511.348   $7.84       $921,289
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         44,675.520    7.83        349,809
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             200,145.811    7.83      1,567,142
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      182,155.631    7.82      1,424,457
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          110,702.021    7.82        865,690
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    284,060.139    7.81      2,218,510
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             407,036.399    7.80      3,174,884
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            667.125    7.79          5,197
Access - Annual Ratchet (post April 2001)                                             36,848.113    7.78        286,678
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  84,291.461    7.78        655,788
Access - 7% Solution (post April 2001)                                                 8,073.622    7.77         62,732
Access  - Max 7 (post April 2001)                                                     32,860.169    7.76        254,995
ES II - Max 7 (post 2000), Generations - Max 7                                        91,597.737    7.81        715,378
Landmark - 7% Solution                                                                47,920.623    7.79        373,302
Value                                                                                  5,012.313    7.92         39,698
VA Option I                                                                           28,312.555    7.91        223,952
VA Option II                                                                          17,476.529    7.88        137,715
VA Option III                                                                          2,929.158    7.86         23,023
VA Bonus Option I                                                                     40,079.602    7.85        314,625
VA Bonus Option II                                                                    39,578.360    7.82        309,503
VA Bonus Option III                                                                   41,939.098    7.80        327,125
SmartDesign Advantage Option I                                                           786.478    7.77          6,111
SmartDesign Advantage Option II                                                        3,904.827    7.74         30,223
SmartDesign Advantage Option III                                                         535.466    7.73          4,139
                                                                                -----------------        ---------------
                                                                                   2,930,697.929            $22,945,921
                                                                                =================        ===============

INVESCO VIF - HEALTH SCIENCES
Contracts in accumulation period:
DVA 80                                                                                 9,089.241   $7.72        $70,169

                                      188

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

INVESCO VIF - HEALTH SCIENCES (CONTINUED)
DVA                                                                                      540.527   $7.70         $4,162
DVA Series 100                                                                           541.402    7.66          4,147
DVA Plus - Standard (pre February 2000)                                               14,310.616    7.67        109,762
DVA Plus - Standard (post January 2000 & post 2000)                                   22,197.466    7.66        170,033
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                351,424.377    7.65      2,688,396
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              481,392.756    7.65      3,682,655
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          166,542.609    7.63      1,270,720
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         35,809.566    7.63        273,227
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             183,978.442    7.62      1,401,916
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      493,957.606    7.62      3,763,957
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          271,523.360    7.61      2,066,293
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    375,101.966    7.61      2,854,526
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             736,095.750    7.59      5,586,967
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,088.348    7.59         15,851
Access - Annual Ratchet (post April 2001)                                             15,338.008    7.58        116,262
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 151,076.855    7.57      1,143,652
Access - 7% Solution (post April 2001)                                                 9,189.497    7.57         69,564
Access  - Max 7 (post April 2001)                                                     45,837.467    7.56        346,531
ES II - Max 7 (post 2000), Generations - Max 7                                       306,734.060    7.60      2,331,179
Landmark - 7% Solution                                                                94,313.253    7.58        714,894
Value                                                                                 10,080.927    7.71         77,724
VA Option I                                                                           33,864.629    7.70        260,758
VA Option II                                                                          24,596.088    7.67        188,652

                                      189

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

INVESCO VIF - HEALTH SCIENCES (CONTINUED)
VA Option III                                                                          9,104.697   $7.65        $69,651
VA Bonus Option I                                                                     44,853.153    7.65        343,127
VA Bonus Option II                                                                    46,036.519    7.61        350,338
VA Bonus Option III                                                                   66,227.851    7.59        502,669
SmartDesign Advantage Option I                                                         4,098.527    7.56         30,985
SmartDesign Advantage Option II                                                        4,279.783    7.54         32,270
SmartDesign Advantage Option III                                                       2,987.645    7.52         22,467
                                                                                -----------------        ---------------
                                                                                   4,013,212.991            $30,563,504
                                                                                =================        ===============

INVESCO VIF - LEISURE
Contracts in accumulation period:
DVA Plus - Standard (pre February 2000)                                                2,494.057   $8.45        $21,075
DVA Plus - Standard (post January 2000 & post 2000)                                    1,919.924    8.45         16,223
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 69,606.717    8.44        587,481
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              132,018.982    8.44      1,114,240
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           28,020.116    8.43        236,210
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          1,463.630    8.43         12,338
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              65,381.973    8.43        551,170
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       30,006.613    8.42        252,656
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           41,607.549    8.42        350,336
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                     54,250.341    8.42        456,788
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             100,698.931    8.41        846,878
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            757.891    8.41          6,374

                                      190

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

INVESCO VIF - LEISURE (CONTINUED)
Access - Annual Ratchet (post April 2001)                                              3,611.911   $8.40         $30,340
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  40,591.830    8.40         340,971
Access - 7% Solution (post April 2001)                                                17,360.124    8.40         145,825
Access  - Max 7 (post April 2001)                                                      7,579.148    8.39          63,589
ES II - Max 7 (post 2000), Generations - Max 7                                        94,573.834    8.41         795,366
Landmark - 7% Solution                                                                24,347.114    8.41         204,759
VA Option I                                                                              749.048    8.47           6,344
VA Option II                                                                             695.822    8.45           5,880
VA Option III                                                                            767.220    8.44           6,475
VA Bonus Option I                                                                      4,265.438    8.44          36,000
VA Bonus Option II                                                                     1,327.969    8.42          11,181
                                                                                -----------------        ----------------
                                                                                     724,096.182              $6,098,499
                                                                                =================        ================

INVESCO VIF - UTILITIES
Contracts in accumulation period:
DVA 80                                                                                 1,587.040   $6.43         $10,205
DVA Plus - Standard (pre February 2000)                                                   63.189    6.38             403
DVA Plus - Standard (post January 2000 & post 2000)                                   11,472.225    6.38          73,193
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                127,144.822    6.37         809,913
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              152,797.244    6.37         973,318
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           86,524.213    6.36         550,294
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         18,051.925    6.35         114,630
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              51,660.421    6.35         328,044
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      103,373.775    6.34         655,390

                                      191

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

INVESCO VIF - UTILITIES (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           94,265.565   $6.34       $597,644
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    167,758.159    6.33      1,061,909
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             173,345.603    6.32      1,095,544
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,187.610    6.32         13,826
Access - Annual Ratchet (post April 2001)                                                814.005    6.31          5,136
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  52,670.628    6.30        331,825
Access - 7% Solution (post April 2001)                                                24,927.137    6.30        157,041
Access  - Max 7 (post April 2001)                                                      2,946.473    6.29         18,533
ES II - Max 7 (post 2000), Generations - Max 7                                        34,605.984    6.33        219,056
Landmark - 7% Solution                                                                30,198.224    6.31        190,551
VA Option I                                                                           14,992.194    6.41         96,100
VA Option II                                                                          18,841.260    6.38        120,207
VA Option III                                                                          1,930.007    6.37         12,294
VA Bonus Option I                                                                     33,452.942    6.36        212,761
VA Bonus Option II                                                                     8,961.746    6.34         56,817
VA Bonus Option III                                                                   11,546.075    6.32         72,971
SmartDesign Advantage Option I                                                           523.745    6.29          3,294
SmartDesign Advantage Option II                                                          133.928    6.28            841
SmartDesign Advantage Option III                                                         417.793    6.26          2,615
                                                                                -----------------        ---------------
                                                                                   1,227,193.932             $7,784,355
                                                                                =================        ===============

JANUS ASPEN SERIES BALANCED
Contracts in accumulation period:
Rollover Choice Option I                                                              47,037.671   $9.25       $435,098
Rollover Choice Option II                                                              6,041.602    9.23         55,764
Rollover Choice Option III                                                               591.682    9.21          5,449
                                                                                -----------------        ---------------
                                                                                      53,670.955               $496,311
                                                                                =================        ===============

JANUS ASPEN SERIES FLEXIBLE INCOME
Contracts in accumulation period:
Rollover Choice Option I                                                              19,824.232  $10.99       $217,868
Rollover Choice Option II                                                              5,939.558   10.97         65,157
                                                                                -----------------        ---------------
                                                                                      25,763.790               $283,025
                                                                                =================        ===============

JANUS ASPEN SERIES GROWTH
Contracts in accumulation period:
Rollover Choice Option I                                                              26,690.842   $7.19       $191,907
                                                                                -----------------        ---------------
                                                                                      26,690.842               $191,907
                                                                                =================        ===============


                                      192

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES WORLDWIDE GROWTH
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          3,936.633   $6.84        $26,927
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      2,893.741    6.82         19,735
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          5,871.582    6.81         39,985
VA Option I                                                                          105,069.103    6.91        726,028
VA Option II                                                                          53,631.991    6.88        368,988
VA Option III                                                                         14,254.337    6.86         97,785
VA Bonus Option I                                                                    150,684.827    6.86      1,033,698
VA Bonus Option II                                                                    65,555.286    6.83        447,743
VA Bonus Option III                                                                   58,756.313    6.81        400,130
SmartDesign Advantage Option I                                                         7,229.106    6.78         49,013
SmartDesign Advantage Option II                                                       11,630.857    6.76         78,625
SmartDesign Advantage Option III                                                       3,174.425    6.75         21,427
Rollover Choice Option I                                                              31,947.524    6.93        221,396
Rollover Choice Option II                                                                581.133    6.91          4,016
                                                                                -----------------        ---------------
                                                                                     515,216.858             $3,535,496
                                                                                =================        ===============

OPPENHEIMER GLOBAL SECURITIES
Contracts in accumulation period:
Rollover Choice Option I                                                              23,286.992   $7.67       $178,611
Rollover Choice Option II                                                              2,448.302    7.65         18,730
Rollover Choice Option III                                                             1,064.000    7.64          8,129
                                                                                -----------------        ---------------
                                                                                      26,799.294               $205,470
                                                                                =================        ===============

OPPENHEIMER STRATEGIC BOND
Contracts in accumulation period:
Rollover Choice Option I                                                                 832.001  $10.67         $8,877
Rollover Choice Option II                                                                696.170   10.65          7,414
                                                                                -----------------        ---------------
                                                                                       1,528.171                $16,291
                                                                                =================        ===============

PIMCO HIGH YIELD
Contracts in accumulation period:
DVA 80                                                                                 2,477.364  $10.12        $25,071
DVA                                                                                  102,400.716   10.03      1,027,079
DVA Series 100                                                                           940.098    9.87          9,279
DVA Plus - Standard (pre February 2000)                                              281,240.079    9.91      2,787,089
DVA Plus - Standard (post January 2000 & post 2000)                                  278,564.887    9.89      2,755,007
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              6,193,058.219    9.84     60,939,693

                                      193

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIMCO HIGH YIELD (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            3,925,319.594   $9.82    $38,546,638
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        3,053,445.935    9.77     29,832,167
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        657,117.954    9.75      6,406,900
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           1,388,956.102    9.73     13,514,543
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    5,428,136.230    9.70     52,652,921
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        1,004,329.863    9.68      9,721,913
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  3,639,544.850    9.66     35,158,003
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           3,093,339.354    9.61     29,726,991
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          4,447.208    9.59         42,649
Access - Annual Ratchet (post April 2001)                                            186,395.537    9.54      1,778,213
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 423,832.352    9.52      4,034,884
Access - 7% Solution (post April 2001)                                                64,823.416    9.50        615,822
Access  - Max 7 (post April 2001)                                                    218,537.943    9.45      2,065,184
ES II - Max 7 (post 2000), Generations - Max 7                                       624,871.926    9.63      6,017,517
Landmark - 7% Solution                                                               272,347.815    9.57      2,606,369
Access One                                                                             3,970.224   10.27         40,774
Value                                                                                114,778.115   10.08      1,156,963
VA Option I                                                                           78,297.774   10.05        786,893
VA Option II                                                                          31,300.139    9.91        310,184
VA Option III                                                                         15,357.631    9.84        151,119
VA Bonus Option I                                                                    113,201.558    9.82      1,111,639
VA Bonus Option II                                                                    71,352.805    9.68        690,695
VA Bonus Option III                                                                   27,719.473    9.61        266,384

                                      194

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIMCO HIGH YIELD (CONTINUED)
SmartDesign Advantage Option I                                                        16,988.722   $9.48        $161,053
SmartDesign Advantage Option II                                                       25,014.302    9.39         234,884
SmartDesign Advantage Option III                                                      10,727.585    9.32          99,981
                                                                                -----------------        ----------------
                                                                                  31,352,835.770            $305,274,501
                                                                                =================        ================

PIMCO STOCKSPLUS GROWTH AND INCOME
Contracts in accumulation period:
DVA 80                                                                                   396.590   $8.28          $3,284
DVA                                                                                   68,010.499    8.20         557,686
DVA Series 100                                                                         1,768.555    8.07          14,272
DVA Plus - Standard (pre February 2000)                                              154,632.792    8.11       1,254,072
DVA Plus - Standard (post January 2000 & post 2000)                                  146,940.984    8.09       1,188,753
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              4,911,148.898    8.05      39,534,749
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            2,241,995.580    8.03      18,003,225
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        3,392,261.204    7.99      27,104,167
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        562,721.076    7.97       4,484,887
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             745,489.553    7.95       5,926,642
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    5,327,507.941    7.94      42,300,413
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          777,891.760    7.92       6,160,903
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  1,932,333.312    7.90      15,265,433
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,702,074.897    7.86      13,378,309

                                      195

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIMCO STOCKSPLUS GROWTH AND INCOME (CONTINUED)
Access - Annual Ratchet (post April 2001)                                             24,968.654   $7.80        $194,756
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 218,962.411    7.79       1,705,717
Access - 7% Solution (post April 2001)                                                59,533.277    7.77         462,574
Access  - Max 7 (post April 2001)                                                    103,647.174    7.73         801,193
ES II - Max 7 (post 2000), Generations - Max 7                                       312,246.133    7.88       2,460,500
Landmark - 7% Solution                                                                76,765.128    7.82         600,303
Value                                                                                 28,964.179    8.24         238,665
                                                                                -----------------        ----------------
                                                                                  22,790,260.597            $181,640,503
                                                                                =================        ================

PIONEER EQUITY-INCOME VCT
Contracts in accumulation period:
Rollover Choice Option I                                                              15,836.215   $8.28        $131,124
Rollover Choice Option II                                                              5,737.063    8.27          47,446
                                                                                -----------------        ----------------
                                                                                      21,573.278                 178,570
                                                                                =================        ================

PIONEER FUND VCT
Contracts in accumulation period:
DVA 80                                                                                 1,285.499   $7.54          $9,693
DVA Plus - Standard (pre February 2000)                                                1,732.586    7.49          12,977
DVA Plus - Standard (post January 2000 & post 2000)                                   10,928.441    7.48          81,745
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                291,460.540    7.47       2,177,210
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              295,687.608    7.47       2,208,786
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          144,234.289    7.46       1,075,988
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         62,576.065    7.45         466,192
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             184,118.536    7.44       1,369,842
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      297,004.743    7.44       2,209,715

                                      196

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIONEER FUND VCT (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          135,708.029   $7.43     $1,008,311
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    229,508.353    7.43      1,705,247
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             562,117.242    7.42      4,170,910
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          6,686.900    7.41         49,550
Access - Annual Ratchet (post April 2001)                                              8,140.811    7.40         60,242
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  57,294.293    7.39        423,405
Access - 7% Solution (post April 2001)                                                19,166.357    7.39        141,639
Access  - Max 7 (post April 2001)                                                     21,066.987    7.38        155,474
ES II - Max 7 (post 2000), Generations - Max 7                                        79,240.223    7.42        587,962
Landmark - 7% Solution                                                                91,407.752    7.41        677,331
Value                                                                                  1,654.898    7.53         12,461
VA Option I                                                                           38,807.073    7.52        291,829
VA Option II                                                                          19,828.989    7.49        148,519
VA Option III                                                                          6,500.233    7.47         48,557
VA Bonus Option I                                                                     47,948.431    7.47        358,175
VA Bonus Option II                                                                    50,245.101    7.43        373,321
VA Bonus Option III                                                                   19,852.051    7.42        147,302
SmartDesign Advantage Option I                                                         4,167.994    7.38         30,760
SmartDesign Advantage Option II                                                        2,168.327    7.36         15,959
SmartDesign Advantage Option III                                                         857.708    7.35          6,304
Rollover Choice Option I                                                               5,561.288    7.54         41,932
                                                                                -----------------        ---------------
                                                                                   2,696,957.347            $20,067,338
                                                                                =================        ===============

PIONEER MID-CAP VALUE VCT
Contracts in accumulation period:
DVA                                                                                   17,509.307   $9.41       $164,763
DVA Plus - Standard (pre February 2000)                                               29,446.556    9.38        276,209
DVA Plus - Standard (post January 2000 & post 2000)                                   45,975.704    9.37        430,792
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                983,243.301    9.36      9,203,157
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              728,410.430    9.36      6,817,922

                                      197

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIONEER MID-CAP VALUE VCT (CONTINUED)
DVA Plus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          509,210.033   $9.35     $4,761,114
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        113,225.368    9.34      1,057,525
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             338,219.386    9.34      3,158,969
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      796,390.778    9.33      7,430,326
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          218,154.631    9.32      2,033,201
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    503,891.718    9.32      4,696,271
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             740,866.746    9.31      6,897,469
Access - Annual Ratchet (post April 2001)                                             28,194.228    9.29        261,924
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 145,462.672    9.29      1,351,348
Access - 7% Solution (post April 2001)                                                25,874.832    9.28        240,118
Access  - Max 7 (post April 2001)                                                     74,644.120    9.27        691,951
ES II - Max 7 (post 2000), Generations - Max 7                                       245,270.337    9.31      2,283,467
Landmark - 7% Solution                                                               127,116.070    9.30      1,182,179
Value                                                                                 11,515.180    9.42        108,473
Rollover Choice Option I                                                               2,421.894    9.43         22,838
Rollover Choice Option II                                                                369.982    9.41          3,482
                                                                                -----------------        ---------------
                                                                                   5,685,413.273            $53,073,498
                                                                                =================        ===============

PIONEER SMALL COMPANY VCT
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         13,596.414   $7.81       $106,188
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                     11,749.693    7.79         91,530
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         16,355.281    7.77        127,081

                                      198

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIONEER SMALL COMPANY VCT (CONTINUED)
VA Option I                                                                           80,077.498   $7.89       $631,811
VA Option II                                                                          34,919.722    7.85        274,120
VA Option III                                                                          9,445.248    7.84         74,051
VA Bonus Option I                                                                    122,885.683    7.83        962,195
VA Bonus Option II                                                                    57,105.530    7.80        445,423
VA Bonus Option III                                                                   50,553.725    7.78        393,308
SmartDesign Advantage Option I                                                         8,317.144    7.74         64,375
SmartDesign Advantage Option II                                                        8,192.585    7.72         63,247
SmartDesign Advantage Option III                                                      24,011.644    7.70        184,890
                                                                                -----------------        ---------------
                                                                                     437,210.167             $3,418,219
                                                                                =================        ===============

PROFUND VP BULL
Contracts in accumulation period:
DVA                                                                                    1,672.331   $6.71        $11,221
DVA Plus - Standard (pre February 2000)                                                8,556.341    6.68         57,156
DVA Plus - Standard (post January 2000 & post 2000)                                   18,623.407    6.68        124,404
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,231,932.938    6.67      8,216,993
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,271,888.411    6.66      8,470,777
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          194,394.055    6.65      1,292,720
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        117,319.332    6.64        779,000
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             127,499.175    6.64        846,595
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      342,069.817    6.63      2,267,923
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          185,752.318    6.63      1,231,538

                                      199

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PROFUND VP BULL (CONTINUED)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    475,784.662   $6.62     $3,149,694
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             491,041.711    6.61      3,245,786
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            304.523    6.61          2,013
Access - Annual Ratchet (post April 2001)                                             29,583.240    6.59        194,954
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  23,782.886    6.59        156,729
Access - 7% Solution (post April 2001)                                                32,743.236    6.58        215,450
Access  - Max 7 (post April 2001)                                                     19,326.241    6.57        126,973
ES II - Max 7 (post 2000), Generations - Max 7                                       114,753.182    6.62        759,666
Landmark - 7% Solution                                                                16,668.657    6.60        110,013
Value                                                                                  1,919.612    6.72         12,900
                                                                                -----------------        ---------------
                                                                                   4,705,616.075            $31,272,505
                                                                                =================        ===============

PROFUND VP EUROPE 30
Contracts in accumulation period:
DVA Series 100                                                                         2,091.440   $6.06        $12,674
DVA Plus - Standard (pre February 2000)                                                2,703.205    6.07         16,408
DVA Plus - Standard (post January 2000 & post 2000)                                   11,286.811    6.06         68,398
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                257,910.120    6.05      1,560,356
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,365,500.420    6.05      8,261,278
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          156,756.190    6.04        946,807
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         42,457.449    6.03        256,018
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              64,316.959    6.03        387,831
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      181,952.664    6.02      1,095,355

                                      200

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PROFUND VP EUROPE 30 (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          105,639.573   $6.02       $635,950
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    103,963.433    6.01        624,820
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             218,082.990    6.00      1,308,498
Access - Annual Ratchet (post April 2001)                                              8,143.705    5.98         48,699
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  17,650.043    5.98        105,547
Access - 7% Solution (post April 2001)                                                 1,104.440    5.97          6,594
Access  - Max 7 (post April 2001)                                                     30,091.610    5.96        179,346
ES II - Max 7 (post 2000), Generations - Max 7                                        13,789.452    6.00         82,737
Landmark - 7% Solution                                                                 5,164.325    5.99         30,934
Value                                                                                    204.139    6.10          1,245
                                                                                -----------------        ---------------
                                                                                   2,588,808.968            $15,629,495
                                                                                =================        ===============

PROFUND VP SMALL CAP
Contracts in accumulation period:
DVA                                                                                    2,329.512   $7.26        $16,912
DVA Plus - Standard (pre February 2000)                                               41,515.869    7.23        300,160
DVA Plus - Standard (post January 2000 & post 2000)                                   31,843.836    7.22        229,912
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,755,935.865    7.21     12,660,298
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,133,338.695    7.21      8,171,372
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          269,439.892    7.19      1,937,273
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         72,216.551    7.19        519,237
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             236,885.358    7.18      1,700,837

                                      201

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PROFUND VP SMALL CAP (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      499,605.632   $7.17     $3,582,172
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          182,535.627    7.17      1,308,780
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    420,431.165    7.16      3,010,287
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             374,257.847    7.15      2,675,944
Access - Annual Ratchet (post April 2001)                                              7,373.061    7.13         52,570
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  68,579.360    7.13        488,971
Access - 7% Solution (post April 2001)                                                12,461.032    7.12         88,723
Access  - Max 7 (post April 2001)                                                     83,442.202    7.11        593,274
ES II - Max 7 (post 2000), Generations - Max 7                                       114,433.002    7.16        819,340
Landmark - 7% Solution                                                                59,952.995    7.14        428,064
Value                                                                                  4,866.239    7.27         35,378
                                                                                -----------------        ---------------
                                                                                   5,371,443.740            $38,619,504
                                                                                =================        ===============


PRUDENTIAL JENNISON
Contracts in accumulation period:
DVA                                                                                   11,366.432   $4.32        $49,103
DVA Plus - Standard (pre February 2000)                                               23,359.674    4.29        100,213
DVA Plus - Standard (post January 2000 & post 2000)                                  171,751.231    4.28        735,095
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,009,407.882    4.27      4,310,172
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,366,873.798    4.27      5,836,551
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          322,010.407    4.26      1,371,764

                                      202

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PRUDENTIAL JENNISON (CONTINUED)
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        222,330.396   $4.25       $944,904
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             522,739.562    4.24      2,216,416
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      840,344.480    4.24      3,563,061
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          565,738.494    4.23      2,393,074
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    934,116.055    4.23      3,951,311
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,916,839.330    4.22      8,089,062
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          5,385.239    4.21         22,672
Access - Annual Ratchet (post April 2001)                                             22,367.313    4.20         93,943
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 265,343.797    4.19      1,111,791
Access - 7% Solution (post April 2001)                                                78,263.500    4.19        327,924
Access  - Max 7 (post April 2001)                                                    158,536.137    4.18        662,681
ES II - Max 7 (post 2000), Generations - Max 7                                       259,117.120    4.22      1,093,474
Landmark - 7% Solution                                                                69,926.920    4.20        293,693
Value                                                                                 30,964.333    4.33        134,076
VA Option I                                                                            8,151.859    4.33         35,298
VA Option II                                                                          15,799.358    4.29         67,779
VA Bonus Option I                                                                     35,940.756    4.27        153,467
VA Bonus Option II                                                                    37,135.007    4.23        157,081
VA Bonus Option III                                                                    4,306.427    4.22         18,173
SmartDesign Advantage Option I                                                         2,115.980    4.18          8,845
SmartDesign Advantage Option II                                                        2,970.195    4.16         12,356
SmartDesign Advantage Option III                                                         608.533    4.14          2,519
                                                                                -----------------        ---------------
                                                                                   8,903,810.215            $37,756,498
                                                                                =================        ===============

PRUDENTIAL SP JENNISON INTERNATIONAL GROWTH
Contracts in accumulation period:
DVA                                                                                    1,624.864   $4.15         $6,743
DVA Plus - Standard (pre February 2000)                                               15,070.093    4.13         62,239
DVA Plus - Standard (post January 2000 & post 2000)                                   88,237.466    4.13        364,421

                                      203

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PRUDENTIAL SP JENNISON INTERNATIONAL GROWTH (CONTINUED)
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                535,933.282   $4.12     $2,208,045
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              519,699.551    4.11      2,135,965
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          120,333.463    4.10        493,367
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         46,748.068    4.10        191,667
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             243,443.935    4.09        995,686
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      393,653.448    4.09      1,610,043
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          235,551.818    4.08        961,051
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    360,088.600    4.08      1,469,161
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             636,058.487    4.07      2,588,758
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,559.403    4.06         14,451
Access - Annual Ratchet (post April 2001)                                             34,976.884    4.05        141,656
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 156,993.562    4.05        635,824
Access - 7% Solution (post April 2001)                                                16,084.015    4.05         65,140
Access  - Max 7 (post April 2001)                                                     39,549.231    4.04        159,779
ES II - Max 7 (post 2000), Generations - Max 7                                        98,449.075    4.07        400,688
Landmark - 7% Solution                                                                89,981.934    4.06        365,327
Value                                                                                 54,114.150    4.16        225,115
VA Option I                                                                            5,285.109    4.16         21,986
VA Option II                                                                          12,259.907    4.13         50,633
VA Bonus Option I                                                                     13,713.568    4.11         56,363

                                      204

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PRUDENTIAL SP JENNISON INTERNATIONAL GROWTH (CONTINUED)
VA Bonus Option II                                                                     4,728.844   $4.08        $19,294
VA Bonus Option III                                                                   15,437.133    4.07         62,829
SmartDesign Advantage Option I                                                         1,182.895    4.04          4,779
SmartDesign Advantage Option II                                                          356.962    4.02          1,435
SmartDesign Advantage Option III                                                       7,993.599    4.01         32,054
                                                                                -----------------        ---------------
                                                                                   3,751,109.346            $15,344,499
                                                                                =================        ===============

PUTNAM VT GROWTH AND INCOME
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                            613.560   $7.40         $4,540
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      3,518.706    7.38         25,968
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          1,355.145    7.36          9,974
VA Option I                                                                           47,269.102    7.62        360,191
VA Option II                                                                           9,757.789    7.59         74,062
VA Option III                                                                          1,001.492    7.57          7,581
VA Bonus Option I                                                                     71,543.199    7.56        540,867
VA Bonus Option II                                                                    50,353.513    7.53        379,162
VA Bonus Option III                                                                   24,513.938    7.51        184,100
SmartDesign Advantage Option I                                                         8,057.360    7.33         59,060
SmartDesign Advantage Option II                                                        1,505.661    7.30         10,991
SmartDesign Advantage Option III                                                         688.406    7.28          5,012
                                                                                -----------------        ---------------
                                                                                     220,177.871             $1,661,508
                                                                                =================        ===============

PUTNAM VT INTERNATIONAL GROWTH AND INCOME
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          7,080.219   $8.03        $56,854
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                        743.400    8.00          5,947
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          4,603.594    7.98         36,737
VA Option I                                                                           88,504.950    8.10        716,890
VA Option II                                                                          18,195.578    8.07        146,838
VA Option III                                                                          7,142.668    8.05         57,498
VA Bonus Option I                                                                     94,100.599    8.04        756,569
VA Bonus Option II                                                                    24,314.533    8.01        194,759
VA Bonus Option III                                                                  101,982.647    7.99        814,841

                                      205

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PUTNAM VT INTERNATIONAL GROWTH AND INCOME (CONTINUED)
SmartDesign Advantage Option I                                                         6,043.072   $7.95        $48,042
SmartDesign Advantage Option II                                                        2,280.679    7.93         18,086
SmartDesign Advantage Option III                                                      16,122.611    7.91        127,530
                                                                                -----------------        ---------------
                                                                                     371,114.550             $2,980,591
                                                                                =================        ===============

PUTNAM VT VOYAGER II
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          5,242.644   $6.06        $31,770
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      2,365.637    6.04         14,288
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,579.319    6.03         21,583
VA Option I                                                                           44,148.219    6.12        270,187
VA Option II                                                                          33,313.466    6.09        202,879
VA Option III                                                                          4,631.701    6.08         28,161
VA Bonus Option I                                                                     96,271.677    6.07        584,369
VA Bonus Option II                                                                    38,339.846    6.05        231,956
VA Bonus Option III                                                                   21,456.980    6.03        129,386
SmartDesign Advantage Option I                                                         8,448.608    6.01         50,776
SmartDesign Advantage Option II                                                       12,435.747    5.99         74,490
SmartDesign Advantage Option III                                                         863.315    5.98          5,163
                                                                                -----------------        ---------------
                                                                                     271,097.159             $1,645,008
                                                                                =================        ===============

SMITH BARNEY HIGH INCOME
Contracts in accumulation period:
Granite PrimElite - Standard                                                           3,602.132  $11.41        $41,100
Granite PrimElite - Annual Ratchet                                                    24,619.405   11.28        277,707
                                                                                -----------------        ---------------
                                                                                      28,221.537               $318,807
                                                                                =================        ===============

SMITH BARNEY INTERNATIONAL ALL CAP GROWTH
Contracts in accumulation period:
Granite PrimElite - Standard                                                           1,685.183   $8.92        $15,032
Granite PrimElite - Annual Ratchet                                                    21,044.795    8.82        185,615
                                                                                -----------------        ---------------
                                                                                      22,729.978               $200,647
                                                                                =================        ===============

SMITH BARNEY LARGE CAP VALUE
Contracts in accumulation period:
Granite PrimElite - Standard                                                           2,504.960  $14.26        $35,721
Granite PrimElite - Annual Ratchet                                                    23,808.210   14.09        335,458
                                                                                -----------------        ---------------
                                                                                      26,313.170               $371,179
                                                                                =================        ===============


                                      206

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

SMITH BARNEY MONEY MARKET
Contracts in accumulation period:
Granite PrimElite - Standard                                                           6,864.600  $12.68        $87,043
Granite PrimElite - Annual Ratchet                                                     4,446.085   12.53         55,709
                                                                                -----------------        ---------------
                                                                                      11,310.685               $142,752
                                                                                =================        ===============

UBS TACTICAL ALLOCATION
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          4,476.111   $7.12        $31,870
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          9,383.635    7.08         66,436
VA Option I                                                                           46,001.622    7.19        330,752
VA Option II                                                                          16,031.679    7.16        114,787
VA Option III                                                                          7,474.126    7.14         53,365
VA Bonus Option I                                                                     58,942.255    7.14        420,848
VA Bonus Option II                                                                    38,953.675    7.10        276,571
VA Bonus Option III                                                                   18,471.861    7.09        130,965
SmartDesign Advantage Option I                                                         6,768.805    7.06         47,788
SmartDesign Advantage Option II                                                       10,343.837    7.04         72,821
SmartDesign Advantage Option III                                                         326.855    7.02          2,295
                                                                                -----------------        ---------------
                                                                                     217,174.461             $1,548,498
                                                                                =================        ===============

                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS

   A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December, 31, 2002 and 2001, along with unit values and units outstanding for the year ended December 31, 2000, follows:

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST:
   All Cap
       2002                                            29,232       $8.34 to $8.68          $  247,740
       2001                                            25,814      $11.46 to $11.76            299,314
       2000                                             9,062      $11.54 to $11.65            104,883

   All Cap Advisor
       2002                                                18       $9.52 to $9.53                 176
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Asset Allocation Growth
       2002                                             6,551       $7.12 to $7.35              47,241
       2001                                             5,718       $8.55 to $8.70              49,242
       2000                                               501       $9.37 to $9.38               4,696

   Capital Growth
       2002                                            24,777       $9.52 to $10.52            246,769
       2001                                            27,303      $13.93 to $15.15            395,434
       2000                                            27,139      $16.80 to $17.71            463,399

   Capital Growth Advisor
       2002                                                14      $10.45 to $10.46                148
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Capital Guardian Small Cap
       2002                                            26,339      $12.37 to $14.00          $ 341,146
       2001                                            27,165      $16.97 to $18.87            480,513
       2000                                            23,107      $17.94 to $19.25            422,097

   Capital Guardian Small Cap Advisor
       2002                                                33       $9.72 to $9.73                 321
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Core Bond
       2002                                            34,238      $11.55 to $13.41            425,125
       2001                                             9,873      $11.14 to $12.39            114,996
       2000                                             3,438      $11.37 to $12.19             40,000

   Core Bond Advisor
       2002                                                97      $10.24 to $10.26                992
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Developing World
       2002                                             9,702       $5.98 to $6.42              60,000
       2001                                            10,141       $6.85 to $7.25              71,466
       2000                                             7,211       $7.47 to $7.71              54,398

   Developing World Advisor
       2002                                                 8       $9.70 to $9.71                  79
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Diversified Mid-Cap
       2002                                            12,695       $7.09 to $7.31              91,159
       2001                                             6,381       $8.99 to $9.15              57,814
       2000                                             1,150       $9.87 to $9.88              11,358


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Diversified Mid-Cap Advisor
       2002                                                23       $9.47 to $9.48         $       220
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Equity Growth
       2002                                               559       $7.78 to $7.85               4,362
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Equity Growth Advisor
       2002                                                48       $9.63 to $9.64                 458
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Equity Income
       2002                                            20,545      $18.11 to $23.18            409,670
       2001                                            17,698      $21.34 to $26.84            416,763
       2000                                            12,207      $22.48 to $26.61            291,793

   Equity Income Advisor
       2002                                                65       $9.81 to $9.83                 640
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Equity Opportunity
       2002                                            19,040      $13.72 to $16.05            280,954
       2001                                            20,717      $19.84 to $22.87            440,209
       2000                                            19,193      $24.06 to $26.49            477,934

   Equity Opportunity Advisor
       2002                                                 3       $9.74 to $9.75                  34
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Focus Value
       2002                                               710       $8.32 to $8.40      $        5,931
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Focus Value Advisor
       2002                                                 5      $10.16 to $10.17                 48
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Fully Managed
       2002                                            34,525      $24.75 to $30.37            935,079
       2001                                            23,375      $25.20 to $30.47            644,971
       2000                                            13,395      $24.47 to $27.95            345,651

   Fully Managed Advisor
       2002                                                89       $9.99 to $10.01                894
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Fundamental Growth Focus
       2002                                               345       $7.93 to $8.00               2,742
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Fundamental Growth Advisor
       2002                                                11       $9.44 to $9.45                 108
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Global Franchise
       2002                                             1,661       $8.80 to $8.88              14,670
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Global Franchise Advisor
       2002                                                74       $9.51 to $9.52      $          708
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Growth
       2002                                            53,954       $9.92 to $11.18            560,041
       2001                                            66,921      $14.41 to $15.95          1,002,892
       2000                                            67,525      $21.49 to $22.98          1,474,980

   Growth Advisor
       2002                                              9          $9.76 to $9.78                  92
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Hard Assets
       2002                                             4,986      $12.44 to $15.93             67,753
       2001                                             2,395      $12.63 to $15.27             33,209
       2000                                             2,584      $15.34 to $17.52             41,509

   Hard Assets Advisor
       2002                                                10       $9.82 to $9.83                  97
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   International Enhanced EAFE
       2002                                               608       $8.17 to $8.25               4,990
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   International Enhanced EAFE Advisor
       2002                                                17       $9.74 to $9.76                 165
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   International Equity
       2002                                            16,969       $6.80 to $7.46           $ 120,477
       2001                                            16,734       $8.37 to $8.98             144,061
       2000                                            17,171      $11.23 to $11.73            194,618

   International Equity Advisor
       2002                                                26       $9.79 to $9.80                 254
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Internet Tollkeeper
       2002                                             2,769       $4.58 to $4.69              12,802
       2001                                               709       $7.57 to $7.64               5,389
       2000                                                **             **                        **

   Internet Tollkeeper Advisor
       2002                                                 5      $10.40 to $10.42                 53
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Investors
       2002                                            11,516       $7.87 to $8.19              92,136
       2001                                             8,646      $10.45 to $10.73             91,400
       2000                                             1,917      $11.21 to $11.31             21,558

   Investors Advisor
       2002                                                30       $9.74 to $9.75                 297
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   J.P. Morgan Fleming Small Cap Equity
       2002                                             1,212       $7.79 to $7.87               9,490
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   J.P. Morgan Fleming Small Cap Advisor
       2002                                                54       $9.48 to $9.49        $        511
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Janus Growth and Income
       2002                                            18,616       $6.87 to $7.13             130,345
       2001                                            10,487       $8.78 to $8.93              92,720
       2000                                             1,280       $9.93 to $9.96              12,726

   Janus Growth and Income Advisor
       2002                                                60       $9.71 to $9.73                 587
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Large Cap Value
       2002                                            39,602       $7.34 to $7.73             295,688
       2001                                            27,628       $9.85 to $10.20            275,489
       2000                                             9,362      $10.50 to $10.59             98,545

   Large Cap Value Advisor
       2002                                                32      $10.25 to $10.27                333
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Limited Maturity Bond
       2002                                            28,506      $17.84 to $22.84            558,941
       2001                                            19,509      $17.02 to $21.41            364,062
       2000                                            11,438      $16.67 to $19.77            200,958

   Liquid Asset
       2002                                            66,797      $13.46 to $17.34          1,023,179
       2001                                            69,541      $13.62 to $17.79          1,071,485
       2000                                            44,678      $14.50 to $16.61            679,666

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Liquid Asset Advisor
       2002                                               180       $9.98 to $9.99        $      1,800
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Managed Global
       2002                                            16,459      $12.62 to $15.12            223,084
       2001                                            14,451      $16.18 to $19.04            250,388
       2000                                            11,365      $19.34 to $21.72            228,347

   Managed Global Advisor
       2002                                                 5           $10.23                      50
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Mid-Cap Growth
       2002                                            27,548      $14.97 to $17.32            435,581
       2001                                            29,521      $29.92 to $34.01            928,290
       2000                                            27,623      $40.98 to $43.92          1,158,061

   Mid-Cap Growth Advisor
       2002                                                56       $9.75 to $9.77                 549
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Real Estate
       2002                                             6,881      $24.84 to $31.80            187,607
       2001                                             4,535      $25.36 to $31.90            126,169
       2000                                             3,804      $25.04 to $28.59            100,303

   Real Estate Advisor
       2002                                                29       $9.60 to $9.61                 276
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Research
       2002                                            28,285      $13.75 to $15.91         $  421,035
       2001                                            31,622      $19.19 to $21.34            637,711
       2000                                            30,638      $25.56 to $27.39            800,528

   Research Advisor
       2002                                                34       $9.70 to $9.72                 326
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Special Situations
       2002                                             3,609       $5.96 to $6.15              21,794
       2001                                             2,932       $8.23 to $8.38              24,325
       2000                                               663       $8.88 to $8.89               5,891

   Special Situations Advisor
       2002                                                 6       $9.62 to $9.63                  56
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Strategic Equity
       2002                                            14,324       $9.29 to $10.34            139,852
       2001                                            17,855      $13.92 to $15.26            259,382
       2000                                            19,182      $18.40 to $19.51            359,734

   Strategic Equity Advisor
       2002                                                 8       $9.63 to $9.65                  78
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Total Return
       2002                                            45,174      $17.48 to $20.72            853,266
       2001                                            39,136      $18.90 to $21.94            793,394
       2000                                            29,621      $20.10 to $21.54            608,868

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Total Return Advisor
       2002                                                95       10.03 to $10.04        $       955
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Value Equity
       2002                                            11,740      $13.65 to $15.72            173,239
       2001                                            10,991      $17.24 to $19.10            199,039
       2000                                             9,358      $18.85 to $20.15            180,722

   Value Equity Advisor
       2002                                                11       $9.61 to $9.63                 107
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Van Kampen Growth and Income
       2002                                            30,992      $16.77 to $19.76            554,608
       2001                                            34,270      $20.13 to $23.30            732,049
       2000                                            34,836      $24.00 to $26.02            860,338

   Van Kampen Growth and Income Advisor
       2002                                               101       $9.78 to $9.79                 990
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   AIM VARIABLE INSURANCE FUNDS:
   AIM V.I. Dent Demographic Trends
       2002                                             1,550       $7.24 to $7.38              11,335
       2001                                               323      $10.97 to $11.00              3,550
       2000                                                **             **                        **


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   AIM VARIABLE INSURANCE FUNDS (CONTINUED):
   AIM V.I. Growth
       2002                                               121       $6.92 to $7.06             $   848
       2001                                                43      $10.32 to $10.35                443
       2000                                                **             **                        **

   AIM V.I. Capital Appreciation
       2002                                                 4            $7.40                      27
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   AIM V.I. Core Equity
       2002                                                 5            $8.26                      41
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   AIM V.I. Premier Equity
       2002                                                12       $6.82 to $6.84                  80
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:
   Alliance Bernstein Value
       2002                                               315       $8.46 to $8.66               2,709
       2001                                                59       $9.98 to $10.05                595
       2000                                                **             **                        **

   Alliance Growth and Income
       2002                                               644       $7.23 to $7.40               4,730
       2001                                               172       $9.57 to $9.61               1,653
       2000                                                **             **                        **

   Alliance Premier Growth
       2002                                               322       $6.41 to $6.56               2,094
       2001                                               114       $9.52 to $9.58               1,091
       2000                                                **             **                        **

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
   Fidelity(R) VIP GrowtH
       2002                                             3,655       $6.26 to $6.43           $  23,212
       2001                                                75       $9.25 to $9.29                 693
       2000                                                **             **                        **

   Fidelity(R) VIP Equity-Income
       2002                                             3,054       $7.70 to $7.91              23,851
       2001                                               203       $9.55 to $9.61               1,949
       2000                                                **             **                        **

   Fidelity(R)VIP Contrafund(R)
       2002                                               513       $8.50 to $8.73               4,438
       2001                                               122       $9.68 to $9.73               1,183
       2000                                                **             **                        **

   Fidelity(R) VIP Overseas
       2002                                                 1            $7.89                       9
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
   Franklin Small Cap Value Securities
       2002                                                 2       $8.97 to $8.99                  17
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   GREENWICH STREET SERIES FUND:
   Greenwich Appreciation
       2002                                                42      $13.88 to $14.02                589
       2001                                                42      $17.07 to $17.22                723
       2000                                                46      $18.03 to $18.16                831


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GALAXY VIP FUND:
   Galaxy VIP Asset Allocation
       2002                                                78       $8.05 to $8.15          $      631
       2001                                               128       $9.75 to $9.84               1,260
       2000                                               129      $10.73 to $10.78              1,387

   Galaxy VIP Equity
       2002                                                75       $6.46 to $6.57                 487
       2001                                                88       $9.12 to $9.21                 807
       2000                                                94      $11.36 to $11.41              1,071

   Galaxy VIP Growth and Income
       2002                                                16       $7.44 to $7.56                 122
       2001                                                19      $10.31 to $10.40                201
       2000                                                26      $10.93 to $10.98                284

   Galaxy VIP High Quality Bond
       2002                                                10      $12.57 to $12.74                130
       2001                                                13      $11.60 to $11.70                152
       2000                                                 7      $11.04 to $11.05                 78

   Galaxy VIP Small Company Growth
       2002                                                 7       $8.55 to $8.69                  57
       2001                                                 6      $12.99 to $13.14                 84
       2000                                                 5      $13.27 to $13.35                 72

   ING GET FUND:
   ING GET Fund - Series N
       2002                                             2,862       $9.96 to $10.10             28,661
       2001                                             3,009      $10.24 to $10.28             30,868
       2000                                                **             **                        **


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING GET FUND (CONTINUED):
   ING GET Fund - Series P
       2002                                            14,328       $9.81 to $10.02          $ 143,846
       2001                                            15,276       $9.99 to $10.04            153,045
       2000                                                **             **                        **

   ING GET Fund - Series Q
       2002                                            16,855       $9.93 to $10.12            169,029
       2001                                               190           $10.00                   1,904
       2000                                                **             **                        **

   ING GET Fund - Series R
       2002                                            16,911      $10.01 to $10.16            170,526
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING GET Fund - Series S
       2002                                            21,867       $9.98 to $10.08            219,270
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING GET Fund - Series T
       2002                                            23,643      $10.04 to $10.10            237,948
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING GET Fund - Series U
       2002                                               105       $9.99 to $10.00              1,048
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING PARTNERS, INC.:
   ING Alger Growth
       2002                                                 6            $6.56                $     39
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING American Century Small Cap Value
       2002                                                 -            $8.10                       2
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING J.P. Morgan Mid Cap Value
       2002                                                33       $9.09 to $9.19                 301
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING MFS(R)Capital Opportunities (Initial Class)
       2002                                               209       $6.04 to $6.18               1,280
       2001                                                78       $8.92 to $9.91                 698
       2000                                                **             **                        **

   ING MFS(R)Capital Opportunities (Sevice Class)
       2002                                                11            $6.85                      72
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING MFS(R) Global Growth
       2002                                                 9       $8.27 to $8.35                  75
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING PARTNERS, INC. (CONTINUED):
   ING OpCap Balanced Value
       2002                                                16            $7.80                  $  126
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING PIMCO Total Return
       2002                                                55           $10.75                     593
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING Salomon Bros. Capital
       2002                                                 1            $7.41                       9
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING Salomon Bros. Investors Value
       2002                                                 -            $7.61                       4
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING Scudder International Growth
       2002                                                 1       $8.13 to $8.14                   7
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING T. Rowe Price Growth Equity
       2002                                                19       $7.51 to $7.52                 144
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING UBS Tactical Asset Allocation Division
       2002                                                 -            $7.54                       2
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING PARTNERS, INC. (CONTINUED):
   ING Van Kampen Comstock Division
       2002                                               210       $8.24 to $8.34            $  1,737
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING VARIABLE INSURANCE TRUST:
   ING VP Worldwide Growth
       2002                                             5,299       $5.05 to $5.28              27,358
       2001                                             2,863       $6.92 to $7.08              20,014
       2000                                               635       $8.72 to $8.78               5,554

   ING VP BOND PORTFOLIO:
   ING VP Bond
       2002                                             4,668      $10.58 to $10.69             49,590
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING VARIABLE PORTFOLIOS, INC.:
   ING VP Growth
       2002                                                 7            $6.94                      46
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING VP Index Plus LargeCap
       2002                                               634       $7.11 to $7.31               4,589
       2001                                                87       $9.36 to $9.40                 812
       2000                                                **             **                        **

   ING VP Index Plus MidCap
       2002                                               692       $8.41 to $8.64               5,909
       2001                                                83       $9.87 to $9.91                 820
       2000                                                **             **                        **


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING VARIABLE PORTFOLIOS, INC. (CONTINUED):
   ING VP Index Plus SmallCap
       2002                                               465       $8.47 to $8.70            $  4,005
       2001                                                67      $10.07 to $10.11                680
       2000                                                **             **                        **

   ING VP Small Company
       2002                                                21       $7.54 to $7.56                 156
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING VP Value Opportunity
       2002                                               166       $6.46 to $6.63               1,086
       2001                                                33       $9.00 to $9.04                 298
       2000                                                **             **                        **

   ING VARIABLE PRODUCTS TRUST:
    ING VP Convertible
       2002                                               107       $9.48 to $9.70               1,034
       2001                                                18      $10.46 to $10.52                194
       2000                                                **             **                        **

   ING VP Growth Opportunities
       2002                                             1,895       $5.19 to $5.32               9,918
       2001                                               671       $7.75 to $7.82               5,219
       2000                                                **             **                        **

   ING VP International Value
       2002                                                 5       $8.45 to $8.47                  42
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING VARIABLE PRODUCTS TRUST (CONTINUED):
   ING VP Large Company Value
       2002                                               120       $7.84 to $8.03           $     958
       2001                                                15      $10.37 to $10.45                156
       2000                                                **             **                        **

   ING VP LargeCap Growth
       2002                                               163       $6.06 to $6.21               1,006
       2001                                                56       $9.57 to $9.62                 533
       2000                                                **             **                        **

   ING VP MagnaCap
       2002                                             1,746       $7.00 to $7.16              12,338
       2001                                               579       $9.30 to $9.39               5,402
       2000                                                **             **                        **

   ING VP MidCap Opportunities
       2002                                                 2            $7.24                      12
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING VP SmallCap Opportunities
       2002                                             6,553       $4.55 to $4.67              30,118
       2001                                             1,737       $8.28 to $8.36              14,437
       2000                                                **             **                        **

   INVESCO VARIABLE INVESTMENT FUNDS, INC.:
   INVESCO VIF - Financial Services
       2002                                             2,931       $7.73 to $7.92              22,941
       2001                                               256       $9.33 to $9.39               2,404
       2000                                                **             **                        **


                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   INVESCO VARIABLE INVESTMENT FUNDS, INC. (CONTINUED):
   INVESCO VIF - Health Sciences
       2002                                             4,013       $7.52 to $7.72           $  30,558
       2001                                             1,052      $10.22 to $10.29             10,790
       2000                                                **             **                        **

   INVESCO VIF - Leisure
       2002                                               724       $8.39 to $8.47               6,097
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   INVESCO VIF - Utilities
       2002                                             1,227       $6.26 to $6.43               7,783
       2001                                               119       $8.09 to $8.13                 964
       2000                                                **             **                        **

   JANUS ASPEN SERIES:
   Janus Aspen Series Balanced
       2002                                                54       $9.21 to $9.25                 496
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Janus Aspen Series Flexible Income
       2002                                                26      $10.97 to $10.99                283
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Janus Aspen Series Growth
       2002                                                27            $7.19                     192
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   JANUS ASPEN SERIES (CONTINUED):
   Janus Aspen Series Worldwide Growth
       2002                                               515       $6.75 to $6.93           $   3,534
       2001                                               139       $9.32 to $9.39               1,298
       2000                                                **             **                        **

   OPPENHEIMER VARIABLE ACCOUNTS FUND:
   Oppenheimer Global Securities
       2002                                                27       $7.64 to $7.67                 205
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Oppenheimer Strategic Bond
       2002                                                 2      $10.65 to $10.67                 16
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   PIMCO VARIABLE INSURANCE TRUST:
   PIMCO High Yield
       2002                                            31,353       $9.32 to $10.27            305,237
       2001                                            23,564       $9.79 to $10.44            236,343
       2000                                            16,336       $9.88 to $10.17            162,857

   PIMCO StocksPLUS Growth and Income
       2002                                            22,790       $7.73 to $8.28             181,637
       2001                                            23,718       $9.91 to $10.46            241,065
       2000                                            22,158      $11.56 to $11.91            258,484

   PIONEER VARIABLE CONTRACTS TRUST:
    Pioneer Equity-Income VCT
       2002                                                22       $8.27 to $8.28                 179
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   PIONEER VARIABLE CONTRACTS TRUST (CONTINUED):
   Pioneer Fund VCT
       2002                                             2,697       $7.35 to $7.54            $ 20,064
       2001                                               243       $9.36 to $9.41               2,275
       2000                                                **             **                        **

   Pioneer Mid-Cap Value VCT
       2002                                             5,685       $9.27 to $9.43              53,062
       2001                                               480      $10.70 to $10.72              5,139
       2000                                                **             **                        **

   Pioneer Small Company VCT
       2002                                               437       $7.70 to $7.89               3,417
       2001                                                98       $9.54 to $9.61                 938
       2000                                                **             **                        **

   PROFUNDS VP:
   ProFund VP Bull
       2002                                             4,706       $6.57 to $6.72              31,265
       2001                                             2,316       $8.84 to $8.92              20,583
       2000                                                **             **                        **

   ProFund VP Europe 30
       2002                                             2,589       $5.96 to $6.10              15,627
       2001                                               764       $8.22 to $8.29               6,312
       2000                                                **             **                        **

   ProFund VP Small-Cap
       2002                                             5,371       $7.11 to $7.27              38,612
       2001                                             2,118       $9.38 to $9.46              19,968
       2000                                                **             **                        **


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   PRUDENTIAL SERIES FUND, INC.:
   Prudential Jennison
       2002                                             8,904       $4.14 to $4.33            $ 37,748
       2001                                             7,335       $6.21 to $6.35              45,991
       2000                                               987       $7.82 to $7.85               7,732

   Prudential SP Jennison International Growth
       2002                                             3,751       $4.01 to $4.16              15,341
       2001                                             2,097       $5.35 to $5.44              11,310
       2000                                               318       $8.55 to $8.57               2,720

   PUTNAM VARIABLE TRUST:
   Putnam VT Growth and Income
       2002                                               220       $7.28 to $7.62               1,662
       2001                                                48       $9.25 to $9.50                 455
       2000                                                **             **                        **

   Putnam VT International Growth and Income
       2002                                               371       $7.91 to $8.10               2,981
       2001                                                64       $9.44 to $9.49                 604
       2000                                                **             **                        **

   Putnam VT Voyager Fund II
       2002                                               271       $5.98 to $6.12               1,645
       2001                                                66       $8.71 to $8.77                 577
       2000                                                **             **                        **

   TRAVELERS SERIES FUND INC.:
   Smith Barney High Income
       2002                                                28      $11.28 to $11.41                319
       2001                                                31      $11.82 to $11.94                370
       2000                                                36      $12.46 to $12.56                446


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   TRAVELERS SERIES FUND INC. (CONTINUED):
   Smith Barney International All Cap Growth
       2002                                                23       $8.82 to $8.92            $    201
       2001                                                25      $12.04 to $12.16                300
       2000                                                26      $17.74 to $17.89                455

   Smith Barney Large Cap Value
       2002                                                26      $14.09 to $14.26                371
       2001                                                29      $19.16 to $19.35                563
       2000                                                33      $21.16 to $21.34                692

   Smith Barney Money Market
       2002                                                11      $12.53 to $12.68                143
       2001                                                17      $12.55 to $12.68                221
       2000                                                13      $12.27 to $12.38                156

   UBS SERIES TRUST:
   UBS Tactical Allocation
       2002                                               217       $7.02 to $7.19               1,548
       2001                                                84       $9.37 to $9.42                 787
       2000                                                **             **                        **



                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST:
   All Cap
       2002                                              0.22%              0.90% to 2.25%          -27.23% to -26.19%
       2001                                              1.47%              0.90% to 2.25%            0.00% to 0.94%
       2000                                                *                       *                        *

   All Cap Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Asset Allocation Growth
       2002                                              1.11%              0.90% to 2.25%          -16.73% to -15.52%
       2001                                              1.78%              0.90% to 2.25%           -8.32% to -7.68%
       2000                                                *                       *                        *

   Capital Growth
       2002                                                -                0.80% to 2.25%          -31.66% to -30.56%
       2001                                                -                0.80% to 2.25%          -15.42% to -14.46%
       2000                                                *                       *                        *

   Capital Growth Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***


                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Capital Guardian Small Cap
       2002                                              0.12%              0.80% to 2.25%              -27.11% to
                                                                                                         -25.80%
       2001                                              0.13%              0.50% to 2.25%           -3.40% to -1.97%
       2000                                                *                       *                        *

   Capital Guardian Small Cap Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Core Bond
       2002                                              3.72%              0.80% to 2.55%            3.69% to 8.23%
       2001                                              0.40%              0.80% to 2.25%            0.53% to 1.64%
       2000                                                *                       *                        *

   Core Bond Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Developing World
       2002                                                -                0.80% to 2.25%          -12.70% to -11.45%
       2001                                              1.18%              0.80% to 2.25%           -7.10% to -5.97%
       2000                                                *                       *                        *

   Developing World Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Diversified Mid-Cap
       2002                                              0.29%              0.90% to 2.25%          -21.13% to -20.11%
       2001                                              0.48%              0.90% to 2.25%           -8.41% to -7.79%
       2000                                                *                       *                        *

                                      231a

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Diversified Mid-Cap Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Equity Growth
       2002                                               ***               0.90% to 2.25%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Equity Growth Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Equity Income
       2002                                              1.34%              0.50% to 2.25%          -15.14% to -13.64%
       2001                                              1.95%              0.50% to 2.25%           -0.58% to 1.46%
       2000                                                *                       *                        *

   Equity Income Advisor
       2002                                               ***               1.40% to 1..85%                ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Equity Opportunity
       2002                                              0.13%              0.80% to 2.25%              -30.85% to
                                                                                                         -29.82%
       2001                                              0.07%              0.80% to 2.25%          -14.67% to -13.67%
       2000                                                *                       *                        *

   Equity Opportunity Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231b

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Focus Value
       2002                                               ***               0.90% to 2.25%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Focus Value Advisor
       2002                                               ***               1.65% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Fully Managed
       2002                                              1.72%              0.80% to 2.25%           -1.79% to -0.33%
       2001                                              3.34%              0.80% to 2.25%            7.85% to 9.02%
       2000                                                *                       *                        *

   Fully Managed Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Fundamental Growth Focus
       2002                                               ***               0.90% to 2.15%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Fundamental Growth Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Global Franchise
       2002                                               ***               0.80% to 2.25%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      213c

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Global Franchise Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Growth
       2002                                                -                0.50% to 2.25%          -31.16% to -29.91%
       2001                                                -                0.50% to 2.25%          -31.55% to -30.59%
       2000                                                *                       *                        *

   Growth Advisor
       2002                                               ***               1.40% to 1.75%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Hard Assets
       2002                                              0.68%              0.50% to 2.25%           -1.50% to 4.32%
       2001                                                -                0.80% to 2.25%          -13.82% to -12.84%
       2000                                                *                       *                        *

   Hard Assets Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   International Enhanced EAFE
       2002                                               ***               0.90% to 2.40%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   International Enhanced EAFE Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231d

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   International Equity
       2002                                              0.75%              0.90% to 2.25%          -18.76% to -16.93%
       2001                                                -                0.90% to 2.10%          -24.87% to -22.18%
       2000                                                *                       *                        *

   International Equity Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Internet Tollkeeper
       2002                                                -                0.90% to 2.25%          -39.50% to -38.61%
       2001                                               **                0.90% to 2.25%                  **
       2000                                               **                      **                        **

   Internet Tollkeeper Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Investors
       2002                                              0.81%              0.90% to 2.25%          -24.69% to -23.67%
       2001                                              1.30%              0.90% to 2.25%           -6.16% to -5.13%
       2000                                                *                       *                        *

   Investors Advisor
       2002                                               ***               1.65% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   J.P. Morgan Fleming Small Cap Equity
       2002                                               ***               0.90% to 2.40%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231e

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   J.P. Morgan Fleming Small Cap Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Janus Growth and Income
       2002                                              0.45%              0.90% to 2.55%              -21.75% to
                                                                                                         -20.16%
       2001                                              1.02%              0.90% to 2.25%          -11.18% to -10.34%
       2000                                                *                       *                        *

   Janus Growth and Income Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Large Cap Value
       2002                                              0.25%              0.50% to 2.25%              -25.48% to
                                                                                                         -24.22%
       2001                                              0.25%              0.50% to 2.25%           -5.43% to -4.44%
       2000                                                *                       *                        *

   Large Cap Value Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Limited Maturity Bond
       2002                                              3.62%              0.50% to 2.25%            4.82% to 6.68%
       2001                                              4.84%              0.50% to 2.25%            6.78% to 8.30%
       2000                                                *                       *                        *

   Liquid Asset
       2002                                              1.42%              0.50% to 2.55%           -1.17% to 0.96%
       2001                                              3.59%              0.50% to 2.55%            1.86% to 3.01%
       2000                                                *                       *                        *

                                      231f

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Liquid Asset Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Managed Global
       2002                                              0.13%              0.50% to 2.25%          -22.00% to -20.59%
       2001                                              0.13%              0.50% to 2.25%          -13.60% to -12.34%
       2000                                                *                       *                        *

   Managed Global Advisor
       2002                                               ***               1.75% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Mid-Cap Growth
       2002                                                -                0.50% to 2.25%          -49.97% to -49.07%
       2001                                              0.37%              0.50% to 2.25%          -25.09% to -24.25%
       2000                                                *                       *                        *

   Mid-Cap Growth Advisor
       2002                                               ***               1.40% to 1.80%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Real Estate
       2002                                              3.73%              0.50% to 2.25%           -2.05% to 0.31%
       2001                                              4.29%              0.50% to 2.25%            6.07% to 7.28%
       2000                                                *                       *                        *

   Real Estate Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231g

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Research
       2002                                              0.41%              0.80% to 2.55%          -28.35% to -25.45%
       2001                                              0.12%              0.80% to 2.25%          -22.97% to -22.09%
       2000                                                *                       *                        *

   Research Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Special Situations
       2002                                                -                0.90% to 2.25%          -27.58% to -26.61%
       2001                                              0.37%              0.90% to 2.25%           -6.87% to -6.19%
       2000                                                *                       *                        *

   Special Situations Advisor
       2002                                               ***               1.40% to 1.75%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Strategic Equity
       2002                                                -                0.80% to 2.25%          -33.26% to -32.24%
       2001                                                -                0.80% to 2.25%          -22.66% to -21.78%
       2000                                                *                       *                        *

   Strategic Equity Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Total Return
       2002                                              2.36%              0.50% to 2.55%           -7.51% to -5.56%
       2001                                              4.88%              0.50% to 2.55%           -1.44% to -0.32%
       2000                                                *                       *                        *

                                      231h

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Total Return Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Value Equity
       2002                                              0.69%              0.80% to 2.55%          -20.82% to -17.70%
       2001                                              0.85%              0.80% to 2.25%           -6.21% to -5.21%
       2000                                                *                       *                        *

   Value Equity Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Van Kampen Growth and Income
       2002                                              0.84%              0.50% to 2.25%          -16.69% to -15.19%
       2001                                              0.30%              0.50% to 2.25%          -13.63% to -12.68%
       2000                                                *                       *                        *

   Van Kampen Growth and Income Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   AIM VARIABLE INSURANCE FUNDS:
   AIM V.I. Dent Demographic Trends
       2002                                              0.00%              0.95% to 2.55%          -34.00% to -32.91%
       2001                                               **                0.95% to 2.25%                  **
       2000                                               **                      **                        **

                                      231i

                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   AIM VARIABLE INSURANCE FUNDS (CONTINUED):
   AIM V.I. Growth
       2002                                                -                0.95% to 2.55%          -32.94% to -31.79%
       2001                                              1.09%              0.95% to 1.90%                  **
       2000                                               **                      **                        **

   AIM V.I. Capital Appreciation
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   AIM V.I. Core Equity
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   AIM V.I. Premier Equity
       2002                                               ***               0.75 % to 0.95%                ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:
   Alliance Bernstein Value
       2002                                              0.17%              0.95% to 2.55%          -15.23% to -13.83%
       2001                                               **                0.95% to 2.40%                  **
       2000                                               **                      **                        **

   Alliance Growth and Income
       2002                                              3.91%              0.95% to 2.55%          -24.45% to -23.00%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   Alliance Premier Growth
       2002                                                -                0.95% to 2.55%          -32.66% to -31.52%
       2001                                               **                0.95% to 2.40%                  **
       2000                                               **                      **                        **

                                      231j

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
   Fidelity(R) VIP GrowtH
       2002                                                 0.02%              0.90% to 2.55%         -32.32% to -30.79%
       2001                                                  **                0.95% to 1.90%                 **
       2000                                                  **                      **                       **

   Fidelity(R) VIP Equity-Income
       2002                                                 1.09%              0.75% to 2.55%         -18.95% to -17.69%
       2001                                                  **                0.95% to 2.20%                 **
       2000                                                  **                      **                       **

   Fidelity(R)VIP Contrafund(R)
       2002                                                 0.37%              0.75% to 2.55%         -12.19% to -10.28%
       2001                                                  **                0.95% to 1.90%                 **
       2000                                                  **                      **                       **

   Fidelity(R) VIP Overseas
       2002                                                  ***                    0.75%                     ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
      TRUST:
   Franklin Small Cap Value Securities
       2002                                                  ***               0.75% to 0.95%                 ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

   GREENWICH STREET SERIES FUND:
   Greenwich Appreciation
       2002                                                 1.50%              1.25% to 1.40%         -18.69% to -18.58%
       2001                                                 1.15%              1.25% to 1.40%          -5.32% to -5.18%
       2000                                                   *                       *                        *

                                      231k

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GALAXY VIP FUND:
   Galaxy VIP Asset Allocation
       2002                                              2.08%              1.40% to 1.80%          -17.44% to -17.17%
       2001                                              2.29%              1.40% to 1.80%           -9.13% to -8.72%
       2000                                                *                       *                        *

   Galaxy VIP Equity
       2002                                              0.23%              1.40% to 1.90%          -29.17% to -28.66%
       2001                                                -                1.40% to 1.80%             '-19.72% to
                                                                                                         -19.28%
       2000                                                *                       *                        *

   Galaxy VIP Growth and Income
       2002                                              0.09%              1.40% to 1.90%          -27.84% to -27.31%
       2001                                              0.15%              1.40% to 1.80%           -5.67% to -5.28%
       2000                                                *                       *                        *

   Galaxy VIP High Quality Bond
       2002                                              4.71%              1.40% to 1.80%            8.36% to 8.89%
       2001                                              5.35%              1.40% to 1.80%            5.88% to 5.89%
       2000                                                *                       *                        *

   Galaxy VIP Small Company Growth
       2002                                                -                1.40% to 1.90%          -34.18% to -33.87%
       2001                                                -                1.40% to 1.90%           -2.11% to -1.57%
       2000                                                *                       *                        *

   ING GET FUND:
   ING GET Fund - Series N
       2002                                              1.35%              0.95% to 1.90%           -2.73% to -1.75%
       2001                                              2.25%              0.95% to 1.90%                  **
       2000                                               **                      **                        **

                                      231l

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING GET FUND (CONTINUED):
   ING GET Fund - Series P
       2002                                              0.07%              0.75% to 2.55%           -1.80% to -0.20%
       2001                                               **                0.95% to 2.55%                  **
       2000                                               **                      **                        **

   ING GET Fund - Series Q
       2002                                              2.51%              0.75% to 2.55%           -0.70% to 1.20%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   ING GET Fund - Series R
       2002                                               ***               0.75% to 2.55%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING GET Fund - Series S
       2002                                               ***               0.75% to 2.55%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING GET Fund - Series T
       2002                                               ***               0.75% to 2.55%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING GET Fund - Series U
       2002                                               ***               0.75% to 2.20%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231m

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING PARTNERS, INC.:
   ING Alger Growth
       2002                                                ***                    0.75%                     ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   ING American Century Small Cap Value
       2002                                                ***                    0.95%                     ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   ING J.P. Morgan Mid Cap Value
       2002                                                ***               0.95% to 2.55%                 ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   ING MFS(R)Capital Opportunities (Initial Class)
       2002                                                 -                0.95% to 2.40%         -37.64% to -32.29%
       2001                                                **                0.95% to 1.90%                 **
       2000                                                **                      **                       **

   ING MFS(R)Capital Opportunities (Sevice Class)
       2002                                                ***                    0.75%                     ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   ING MFS(R) Global Growth
       2002                                                ***               0.75% to 2.20%                 ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

                                      231n

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING PARTNERS, INC. (CONTINUED):
   ING OpCap Balanced Value
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING PIMCO Total Return
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING Salomon Bros. Capital
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING Salomon Bros. Investors Value
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING Scudder International Growth
       2002                                               ***               0.75% to 0.95%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING T. Rowe Price Growth Equity
       2002                                               ***               0.75% to 0.95%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING UBS Tactical Asset Allocation Division
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231o

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING PARTNERS, INC. (CONTINUED):
   ING Van Kampen Comstock Division
       2002                                               ***               0.75% to 2.40%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING VARIABLE INSURANCE TRUST:
   ING VP Worldwide Growth
       2002                                              0.02%              0.90% to 2.55%          -27.02% to -25.42%
       2001                                                -                0.90% to 2.25%          -20.18% to -19.36%
       2000                                                *                       *                        *

   ING VP BOND PORTFOLIO:
   ING VP Bond
       2002                                               ***               0.80% to 2.25%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING VARIABLE PORTFOLIOS, INC.:
   ING VP Growth
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING VP Index Plus LargeCap
       2002                                              0.15%              0.75% to 2.55%          -29.03% to -22.23%
       2001                                              2.73%              0.95% to 1.90%                  **
       2000                                               **                      **                        **

   ING VP Index Plus MidCap
       2002                                              0.31%              0.75% to 2.55%          -14.79 to -12.82%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

                                      231p

                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING VARIABLE PORTFOLIOS, INC. (CONTINUED):
   ING VP Index Plus SmallCap
       2002                                              0.36%              0.75% to 2.55%          -15.89% to -13.95%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   ING VP Small Company
       2002                                               ***               0.75% to 0.95%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING VP Value Opportunity
       2002                                              0.40%              0.75% to 2.55%          -28.22% to -26.66%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   ING VARIABLE PRODUCTS TRUST:
    ING VP Convertible
       2002                                              3.17%              0.95% to 2.55%           -9.37% to -7.79%
       2001                                             -10.36%             0.95% to 2.20%                  **
       2000                                               **                      **                        **

   ING VP Growth Opportunities
       2002                                                -                0.75% to 2.25%          -33.03% to -32.10%
       2001                                               **                0.90% to 2.25%                  **
       2000                                               **                      **                        **

   ING VP International Value
       2002                                               ***               0.75% to 0.95%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231q

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING VARIABLE PRODUCTS TRUST (CONTINUED):
   ING VP Large Company Value
       2002                                              1.28%              0.95% to 2.55%          -24.40% to -23.16%
       2001                                              0.92%              0.95% to 2.55%                  **
       2000                                               **                      **                        **

   ING VP LargeCap Growth
       2002                                              0.48%              0.95% to 2.25%          -36.68% to -35.45%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   ING VP MagnaCap
       2002                                              1.02%              0.90% to 2.25%          -24.73% to -23.74%
       2001                                              1.36%              0.90% to 2.25%                  **
       2000                                               **                      **                        **

   ING VP MidCap Opportunities
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING VP SmallCap Opportunities
       2002                                              0.00%              0.75% to 2.25%          -45.05% to -44.14%
       2001                                               **                0.90% to 2.25%                  **
       2000                                               **                      **                        **

   INVESCO VARIABLE INVESTMENT FUNDS, INC.:
   INVESCO VIF - Financial Services
       2002                                              1.15%              0.90% to 2.55%          -17.15% to -15.76%
       2001                                              2.70%              0.95% to 2.25%                  **
       2000                                               **                      **                        **

                                      231r

                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   INVESCO VARIABLE INVESTMENT FUNDS, INC.
     (CONTINUED):
   INVESCO VIF - Health Sciences
       2002                                                   -                0.90% to 2.55%         -26.42% to -24.98%
       2001                                                 3.60%              0.95% to 2.55%                 **
       2000                                                  **                      **                       **

   INVESCO VIF - Leisure
       2002                                                  ***               0.95% to 2.25%                 ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

   INVESCO VIF - Utilities
       2002                                                 1.12%              0.95% to 2.55%         -22.62% to -20.91%
       2001                                                 3.07%              0.95% to 1.90%                 **
       2000                                                  **                      **                       **

   JANUS ASPEN SERIES:
   Janus Aspen Series Balanced
       2002                                                  ***               0.75% to 1.10%                 ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

   Janus Aspen Series Flexible Income
       2002                                                  ***               0.75% to 0.95%                 ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

   Janus Aspen Series Growth
       2002                                                  ***                    0.75%                     ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

                                      231s

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   JANUS ASPEN SERIES (CONTINUED):
   Janus Aspen Series Worldwide Growth
       2002                                               0.52%              0.75% to 2.55%          -27.58% to 26.20%
       2001                                               0.33%              0.95% to 2.40%                 **
       2000                                                **                      **                       **

   OPPENHEIMER VARIABLE ACCOUNTS FUND:
   Oppenheimer Global Securities
       2002                                                ***               0.75% to 1.10%                 ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   Oppenheimer Strategic Bond
       2002                                                ***               0.75% to 0.95%                 ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   PIMCO VARIABLE INSURANCE TRUST:
   PIMCO High Yield
       2002                                               8.20%              0.80% to 2.55%          -4.80% to -1.63%
       2001                                               7.91%              0.50% to 2.25%           0.30% to 1.57%
       2000                                                 *                       *                        *

   PIMCO StocksPLUS Growth and Income
       2002                                               2.69%              0.80% to 2.25%         -22.00% to -20.84%
       2001                                               4.22%              0.80% to 2.25%         -13.15% to -12.17%
       2000                                                 *                       *                        *

   PIONEER VARIABLE CONTRACTS TRUST:
    Pioneer Equity-Income VCT
       2002                                                ***               0.75% to 0.95%                 ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

                                      231t

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   PIONEER VARIABLE CONTRACTS TRUST (CONTINUED):
   Pioneer Fund VCT
       2002                                              1.08%              0.80% to 2.55%          -21.47% to -19.87%
       2001                                              0.91%              0.95% to 1.90%                  **
       2000                                               **                      **                        **

   Pioneer Mid-Cap Value VCT
       2002                                              0.56%              0.75% to 2.25%          -13.36% to -12.03%
       2001                                               **                1.25% to 2.25%                  **
       2000                                               **                      **                        **

   Pioneer Small Company VCT
       2002                                              0.03%              0.95% to 2.55%          -19.29% to -17.90%
       2001                                               **                0.95% to 2.55%                  **
       2000                                               **                      **                        **

   PROFUNDS VP:
   ProFund VP Bull
       2002                                                -                0.90% to 2.25%          -25.68% to -24.66%
       2001                                               **                1.25% to 2.25%                  **
       2000                                               **                      **                        **

   ProFund VP Europe 30
       2002                                                -                0.90% to 2.25%          -27.49% to -26.42%
       2001                                               **                0.90% to 2.25%                  **
       2000                                               **                      **                        **

   ProFund VP Small-Cap
       2002                                                -                0.90% to 2.25%          -24.20% to -23.15%
       2001                                               **                1.25% to 2.25%                  **
       2000                                               **                      **                        **

                                      231u

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   PRUDENTIAL SERIES FUND, INC.:
   Prudential Jennison
       2002                                                -                0.90% to 2.55%          -33.33% to -31.81%
       2001                                                -                0.90% to 2.25%          -20.20% to -19.62%
       2000                                                *                       *                        *

   Prudential SP Jennison International Growth
       2002                                                -                0.90% to 2.55%          -25.05% to -23.53%
       2001                                              0.24%              0.90% to 2.25%          -37.19% to -36.52%
       2000                                                *                       *                        *

   PUTNAM VARIABLE TRUST:
   Putnam VT Growth and Income
       2002                                              1.62%              0.95% to 2.55%          -21.30% to -19.79%
       2001                                               **                0.95% to 2.20%                  **
       2000                                               **                      **                        **

   Putnam VT International Growth and Income
       2002                                              0.28%              0.95% to 2.55%          -16.21% to -14.65%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   Putnam VT Voyager Fund II
       2002                                              0.00%              0.95% to 2.55%          -31.34% to -30.22%
       2001                                               **                0.95% to 2.40%                  **
       2000                                               **                      **                        **

   TRAVELERS SERIES FUND INC.:
   Smith Barney High Income
       2002                                             24.02%              1.25% to 1.40%           -4.57% to -4.44%
       2001                                             12.01%              1.25% to 1.40%           -5.14% to -4.94%
       2000                                                *                       *                        *

                                      231v

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   TRAVELERS SERIES FUND INC. (CONTINUED):
   Smith Barney International All Cap Growth
       2002                                               0.95%              1.25% to 1.40%         -26.74% to -26.64%
       2001                                                 -                1.25% to 1.40%         -32.13% to -32.03%
       2000                                                 *                       *                        *

   Smith Barney Large Cap Value
       2002                                               3.74%              1.25% to 1.40%         -26.46% to -26.30%
       2001                                               1.39%              1.25% to 1.40%          -9.45% to -9.33%
       2000                                                 *                       *                        *

   Smith Barney Money Market
       2002                                               1.30%              1.25% to 1.40%           -0.16% to 0.00%
       2001                                               3.49%              1.25% to 1.40%           2.28% to 2.42%
       2000                                                 *                       *                        *

   UBS SERIES TRUST:
   UBS Tactical Allocation
       2002                                               0.45%              0.95% to 2.55%         -25.08% to -23.67%
       2001                                                **                0.95% to 2.20%                 **
       2000                                                **                      **                       **


        *       Not provided for 2000.
        **      As this Division is new in 2001, this data is not meaningful and is therefore not presented.
        ***     As this Division is new in 2002, this data is not meaningful and is therefore not presented

                                      231w

                       STATEMENT OF ADDITIONAL INFORMATION


                              GOLDENSELECT LEGENDS


                          DEFERRED COMBINATION VARIABLE
                           AND FIXED ANNUITY CONTRACT




                                    ISSUED BY
                               SEPARATE ACCOUNT B


                                       OF
                   ING USA ANNUITY AND LIFE INSURANCE COMPANY


This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus for the ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) Deferred Variable Annuity Contract, which is referred to herein. The Prospectus sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus, send a written request to ING USA Annuity and Life Insurance Company, Customer Service Center, P.O. Box 9271 Des Moines, IA 50306-9271 or telephone 1-800-366-0066.



                               DATE OF PROSPECTUS
                                       AND
                      STATEMENT OF ADDITIONAL INFORMATION:

                                February 13, 2004

                                Table of Contents

         Item                                                         Page

Introduction.......................................................
Description of ING USA Annuity and Life Insurance Company..........
Separate Account B ................................................
Safekeeping of Assets .............................................
The Administrator..................................................
Independent Auditors...............................................
Distribution of Contracts..........................................
IRA Partial Withdrawal Option......................................
Other Information..................................................
Financial Statements of Golden American Life Insurance Company.....
Financial Statements of Golden American Separate Account B.........

INTRODUCTION

This Statement of Additional Information provides background information regarding Separate Account B.


DESCRIPTION OF ING USA ANNUITY AND LIFE INSURANCE COMPANY

ING USA Annuity and Life Insurance Company (formerly Golden American Life Insurance Company) ("ING USA") is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING USA is a wholly owned subsidiary of Lion Connecticut Holdings, Inc. ("Lion Connecticut"), which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. ING USA is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. Golden American's consolidated financial statements appear in the Statement of Additional Information.

As of December 31, 2002, ING USA had approximately $999.1 million in stockholder's equity and approximately $17.6 billion in total assets, including approximately $11 billion of separate account assets. ING USA is authorized to do business in all jurisdictions except New York. ING USA offers variable insurance products. ReliaStar Life Insurance Company of New York ("RLNY") an affiliate of ING is licensed to do variable annuity business in the state of New York.


SEPARATE ACCOUNT B

Separate Account B is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contracts. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.


SAFEKEEPING OF ASSETS

Golden American acts as its own custodian for Separate Account B.


THE ADMINISTRATOR

Effective January 1, 1997, Equitable Life Insurance Company of Iowa ("Equitable Life") and ING USA became parties to a service agreement pursuant to which Equitable Life agreed to provide certain accounting, actuarial, tax, underwriting, sales, management and other services to ING USA. Expenses incurred by Equitable Life in relation to this service agreement were reimbursed by ING USA on an allocated cost basis. Equitable Life billed ING USA $570,000 and $309,000 pursuant to the service agreement in 2002 and 2001, respectively. Effective January 1, 2004, Equitable Life was merged into ING USA.


INDEPENDENT AUDITORS

Ernst & Young LLP, independent auditors, performs annual audits of ING USA (formerly Golden American Life Insurance Company) and Separate Account B.


DISTRIBUTION OF CONTRACTS

The offering of contracts under the prospectus associated with this Statement of Additional Information is continuous. Directed Services, Inc. ("DSI"), an affiliate of ING USA, acts as the principal underwriter (as defined in the Securities Act of 1933 and the Investment Company Act of 1940, as amended) of the variable insurance products (the "variable insurance products") issued by ING USA. The contracts are distributed through registered representatives of other broker-dealers who have entered into selling agreements with DSI. For the years ended 2002, 2001 and 2000 commissions paid by ING USA, including amounts paid by its affiliated Company, RLNY, to DSI aggregated $287,208,000, $223,321,000 and $208,883,000, respectively. All commissions received by the distributor were passed through to the broker-dealers who sold the contracts. DSI is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.

Under a management services agreement, last amended in 1995, ING USA provides to DSI certain of its personnel to perform management, administrative and clerical services and the use of certain facilities. ING USA charges DSI for such expenses and all other general and administrative costs, first on the basis of direct charges when identifiable, and the remainder allocated based on the estimated amount of time spent by ING USA's employees on behalf of DSI. In the opinion of management, this method of cost allocation is reasonable. This fee, calculated as a percentage of average assets in the variable separate accounts, was $25,914,000, $23,138,000, and $21,296,000 for the years ended 2002, 2001, and 2000, respectively.


PUBLISHED RATINGS
From time to time, the rating of ING USA as an insurance company by A.M. Best may be referred to in advertisements or in reports to contract owners. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Best's ratings range from A+ + to F. An A++ and A+ ratings mean, in the opinion of A.M. Best, that the insurer has demonstrated the strongest ability to meet its respective policyholder and other contractual obligations.

ACCUMULATION UNIT VALUE
The calculation of the Accumulation Unit Value ("AUV") is discussed in the prospectus for the Contracts under Condensed Financial Information. Note that in your Contract, accumulation unit value is referred to as the Index of Investment Experience. The following illustrations show a calculation of a new AUV and the purchase of Units (using hypothetical examples). Note that the examples below are calculated for a Contract issued with the death benefit option with the highest mortality and expense risk charge. The mortality and expense risk charge associated with other death benefit options are lower than that used in the examples and would result in higher AUV's or contract values.


Illustration of Calculation of AUV
         Example 1.

1.   AUV, beginning of period                                           $ 10.00
2.   Value of securities, beginning of period                           $ 10.00
3.   Change in value of securities                                      $  0.10
4.   Gross investment return (3) divided by (2)                            0.01
5.   Less daily mortality and expense charge                         0.00004280
6.   Less asset based administrative charge                          0.00000411
7.   Net investment return (4) minus (5) minus (6)                  0.009953092
8.   Net investment factor (1.000000) plus (7)                      1.009953092
9.   AUV, end of period  (1) multiplied by (8)                    $ 10.09953092

Illustration of Purchase of Units (Assuming no state premium tax)
         Example 2.

1.   Initial premium payment                                            $ 1,000
2.   AUV on effective date of purchase (see Example 1)                  $ 10.00
3.   Number of units purchased (1) divided by (2)                           100
4.   AUV for valuation date following purchase
     (see Example 1)                                              $ 10.09953092
5.   Contract Value in account for valuation date
     following purchase (3) multiplied by (4)                        $ 1,009.95


IRA PARTIAL WITHDRAWAL OPTION

If the contract owner has an IRA contract and will attain age 70 1/2 in the current calendar year, distributions will be made in accordance with the requirements of Federal tax law. This option is available to assure that the required minimum distributions from qualified plans under the Internal Revenue Code (the "Code") are made. Under the Code, distributions must begin no later than April 1st of the calendar year following the calendar year in which the contract owner attains age 70 1/2. If the required minimum distribution is not withdrawn, there may be a penalty tax in an amount equal to 50% of the difference between the amount required to be withdrawn and the amount actually withdrawn. Even if the IRA Partial Withdrawal Option is not elected, distributions must nonetheless be made in accordance with the requirements of Federal tax law.

ING USA notifies the contract owner of these regulations with a letter mailed in the calendar year in which the contract owner reaches age 70 1/2 which explains the IRA Partial Withdrawal Option and supplies an election form. If electing this option, the owner specifies whether the withdrawal amount will be based on a life expectancy calculated on a single life basis (contract owner's life only) or, if the contract owner is married, on a joint life basis (contract owner's and spouse's lives combined). The contract owner selects the payment mode on a monthly, quarterly or annual basis. If the payment mode selected on the election form is more frequent than annually, the payments in the first calendar year in which the option is in effect will be based on the amount of payment modes remaining when ING USA receives the completed election form. ING USA calculates the IRA Partial Withdrawal amount each year based on the minimum distribution rules. We do this by dividing the contract value by the life expectancy. In the first year withdrawals begin; we use the contract value as of the date of the first payment. Thereafter, we use the contract value on December 31st of each year. The life expectancy is recalculated each year. Certain minimum distribution rules govern payouts if the designated beneficiary is other than the contract owner's spouse and the beneficiary is more than ten years younger than the contract owner.

OTHER INFORMATION

Registration statements have been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the registration statements, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

CONSOLIDATED FINANCIAL STATEMENTS OF GOLDEN AMERICAN LIFE INSURANCE COMPANY (NOW ING USA ANNUITY AND LIFE INSURANCE COMPANY)

The consolidated financial statements of Golden American Life Insurance Company, (as of January 1, 2004 now named ING USA Annuity and Life Insurance Company) are listed below and are included in this Statement of Additional
Information:

Audited Consolidated Financial Statements
Report of Independent Auditors
     Consolidated Income Statements for the years ended December 31,
     2002, 2001 and 2000 Consolidated Balance Sheets as of December 31,
     2002 and 2001 Consolidated Statements of Changes in Shareholder's
     Equity for the years ended December 31, 2002, 2001 and 2000
     Consolidated Statements of Cash Flows for the years ended December
     31, 2002, 2001 and 2000
Unaudited Condensed Consolidated Financial Statements
     Unaudited Condensed Consolidated Statements of Income for the
         three and nine months ended September 30, 2003 and 2002
     Unaudited Condensed Consolidated Balance Sheets as of September 30, 2003 Unaudited Condensed Consolidated Statements of Changes in
         Shareholder's Equity for the nine months ended September 30, 2003 and 2002
     Unaudited Condensed Consolidated Statements of Cash Flows for the
         nine months ended September 30, 2003 and 2002
     Notes to Unaudited Condensed Consolidated Financial Statements
Other Financial Statements and Exhibits
     Financial Statements of Business Acquired
     Unaudited Pro Forma Financial Information in Accordance with Accounting
         Principles Generally Accepted in the United States of America Financial Statements-Statutory Basis of Ameribest Life Insurance Company
         as of December 31, 2002 and 2001
     Financial Statements-Statutory Basis of Equitable Life Insurance
         Company of Iowa as of December 31, 2002 and 2001
     Financial Statements-Statutory Basis of United Life and Annuity
         Insurance Company as of December 31, 2002 and 2001
     Financial Statements-Statutory Basis of USG Annuity & Life Company as of
         December 31, 2002 and 2001

FINANCIAL STATEMENTS OF SEPARATE ACCOUNT B

The audited financial statements of Golden American Life Insurance Company Separate Account B, (as of January 1, 2004 now named ING USA Annuity and Life Insurance Company) are listed below and are included in this Statement of Additional Information:

         Audited Financial Statements of Separate Account B
         Report of Independent Auditors
              Statement of Assets and Liabilities as of December 31, 2002 Statement of Operations for the year ended December 31, 2002 Statements of Changes in Net Assets for the years ended December 31, 2002 and 2001
         Unaudited Financial Statements of Separate Account B
              Unaudited Statement of Assets and Liabilities as of September 30, 2003 Unaudited Statement of Operations for the nine months ended September 30, 2003 Unaudited Statement of Changes in Net Assets for the quarter ended September 30, 2003 Notes to Unaudited Financial Statements

Financial Statements-Unaudited
Golden American Life Insurance Company
Separate Account B
Nine months ended September 30, 2003

                       This page intentionally left blank.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                              Financial Statements
                      Nine months ended September 30, 2003



                                    Contents


Statement of Assets and Liabilities-Unaudited                                  1
Statement of Operations-Unaudited                                             35
Statements of Changes in Net Assets-Unaudited                                 69
Notes to Financial Statements-Unaudited                                      112

                       This page intentionally left blank.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                   AIM V.I.
                                                     AIM V.I.        AIM V.I.        Dent                            AIM V.I.
                                                     Capital          Core        Demographic       AIM V.I.         Premier
                                                  Appreciation       Equity          Trends         Growth           Equity
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $          58   $         155   $      40,460   $       1,759   $         131
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                                58             155          40,460           1,759             131

Liabilities
Payable to Golden American Life
  Insurance Company                                          -               -               8               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            -               -               8               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                       $          58   $         155   $      40,452   $       1,759   $         131
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $          58   $         155   $      40,452   $       1,759   $         131
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $          58   $         155   $      40,452   $       1,759   $         131
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                       3,054           8,168       8,663,765         132,383           7,180
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $          59   $         144   $      37,587   $       1,606   $         124
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                   Alliance        Alliance
                                                   Bernstein       Bernstein       Alliance
                                                  Growth and       Premier         Bernstein     Fidelity(R)VIP  Fidelity(R)VIP
                                                    Income          Growth           Value        Contrafund(R)   Equity-Income
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $       7,971   $       3,241   $       5,197   $      13,309   $      87,373
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                             7,971           3,241           5,197          13,309          87,373

Liabilities
Payable to Golden American Life
  Insurance Company                                          1               -               1               1              13
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            1               -               1               1              13
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                       $       7,970   $       3,241   $       5,196   $      13,308   $      87,360
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $       7,970   $       3,241   $       5,196   $      13,308   $      87,360
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $       7,970   $       3,241   $       5,196   $      13,308   $      87,360
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                     411,523        164,6664         527,061         646,672       4,353.407
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $       7,943   $       3,045   $       4,892   $      12,393   $      82,504
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                   Franklin
                                                                   Fidelity (R)    Small Cap
                                                Fidelity(R) VIP        VIP           Value         Greenwich
                                                     Growth         Overseas       Securities     Appreciation
                                                 --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $     123,248   $          32   $         200   $         605
                                                 --------------  --------------  --------------  --------------

Total assets                                           123,248              32             200             605

Liabilities
Payable to Golden American Life
  Insurance Company                                         18               -               -               -
                                                 --------------  --------------  --------------  --------------

Total liabilities                                           18               -               -               -
                                                 --------------  --------------  --------------  --------------
Net assets                                       $     123,230   $          32   $         200   $         605
                                                 ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $     123,230   $          32   $         200   $         605
Contracts in payout
  (annuitization) period                                     -               -               -               -
                                                 --------------  --------------  --------------  --------------
Total net assets                                 $      23,230   $          32   $         200   $         605
                                                 ==============  ==============  ==============  ==============
Total number of mutual fund shares                   4,457,431           2,424          18,555          30,587
                                                 ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $      15,063   $          31   $         197   $         640
                                                 ==============  ==============  ==============  ==============



   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                    ING GET         ING GET         ING GET         ING GET          ING GET
                                                     Fund-           Fund-           Fund-           Fund-            Fund-
                                                    Series N        Series P        Series Q        Series R         Series S
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $      25,630   $     119,323   $     138,451   $     140,725   $     173,164
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                            25,630         119,323         138,451         140,725         173,164

Liabilities
Payable to Golden American Life
  Insurance Company                                          -              23              25              18               9
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            -              23              25              18               9
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                              25,630         119,300         138,426         140,707         173,155
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $      25,630   $     119,300   $     138,426   $     140,707   $     173,155
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $      25,630   $     119,300   $     138,426   $     149,707   $     173,155
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                   2,517,647      11,675,397      13,274,275      13,389,654      16,539,019
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $      25,375   $     117,312   $     133,102   $     134,150   $     165,782
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                                                    ING GET
                                                                                                    ING GET        U.S. Core
                                                    ING GET         ING GET        ING GET         U.S. Core       Portfolio-
                                                     Fund-           Fund-          Fund-          Portfolio-       Series 2
                                                    Series T        Series U       Series V         Series 1      (Guaranteed)
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $     170,176   $     178,613   $     360,499   $     237,648   $       2,191
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                           170,176         178,613         360,499         237,648           2,191

Liabilities
Payable to Golden American Life
  Insurance Company                                         44              40              61              19               -
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                           44              40              61              19               -
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                             170,132         178,573         360,438         237,629           2,191
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $     170,132   $     178,853   $     360,438   $     237,629   $       2,191
Contracts in payout
 (annuitization) period                                      -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $     170,132   $     178,573   $     360,438  $      237,629   $       2,191
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                  16,238,196      17,075,854      36,936,396      23,646,550           2,191
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $      25,375   $     117,312   $     133,102   $     134,150   $     165,782
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                     ING AIM                     ING Alliance
                                                     ING AIM         Mid-Cap     ING Alliance        Mid-Cap          ING
                                                     Mid-Cap         Growth         Mid-Cap          Growth         American
                                                     Growth          Advisor         Growth          Advisor          Funds
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $     182,362   $       1,756   $     380,377   $       2,444   $      15,129
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                           182,362           1,756         380,377           2,444          15,129

Liabilities
Payable to Golden American Life
  Insurance Company                                         54               -              95               -               2
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                           54               -              95               -               2
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                             182,308           1,756         380,282           2,444          15,127
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $     182,141   $       1,756   $     380,282   $       2,444   $      15,127
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $     182,308   $       1,756   $     380,282  $        2,444   $      15,127
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                  16,024,805         154,594      29,810,078         191,652         373,284
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $     155,197   $       1,631   $     288,224   $       2,197   $      15,642
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                                   ING Capital
                                                                                   ING Capital       Guardian       ING Capital
                                                 ING American    ING American       Guardian        Large Cap        Guardian
                                                     Funds           Funds          Large Cap         Value           Managed
                                                 Growth-Income   International        Value          Advisor          Global
                                                 --------------  --------------  --------------  --------------  --------------


Assets
Investments in mutual funds
  at fair value                                  $      12,536   $       4,371   $     455,675   $       4,732   $     292,382
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                            12,536           4,371         455,675           4,732         292,382

Liabilities
Payable to Golden American Life
  Insurance Company                                          1               -              85               -              58
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            1               -              85               -              58
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                              12,535           4,371         455,590           4,732         292,324
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $      12,535   $       4,371   $     455,590   $       4,732   $     292,223
Contracts in payout
  (annuitization) period                                     -               -               -               -             101
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $      12,535   $       4,371   $     455,590  $        4,732   $     292,324
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                     417,465         369,813      48,631,305         504,501      29,623,282
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $      12,794   $       4,428   $     454,352   $       4,250   $     287,934
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                   ING Capital
                                                    Guardian                      ING Capital                         ING
                                                     Managed      ING Capital      Guardian          ING           Developing
                                                     Global        Guardian        Small Cap      Developing          World
                                                     Advisor       Small Cap         Advisor         World           Advisor
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $         975   $     450,238   $       2,301   $      80,397   $       1,051
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                               975         450,238           2,301          80,397           1,051

Liabilities
Payable to Golden American Life
  Insurance Company                                          -             113               -              21               -
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            -             113               -              21               -
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                                 975         450,125           2,301          80,376           1,051
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $         975   $     450,094   $       2,301   $      80,306   $       1,051
Contracts in payout
  (annuitization) period                                     -              31               -              70               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $         975   $     450,125   $       2,301  $       80,376   $       1,051
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                      98,930      46,368,440         236,926       9,999,679         130,998
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $         911   $     375,397   $       2,103   $      68,549   $         909
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                   ING Eagle                       ING FMR            ING
                                                   ING Eagle      Asset Value       ING FMR       Diversified     Goldman Sachs
                                                  Asset Value       Equity        Diversified       Mid-Cap         Internet
                                                     Equity         Advisor         Mid-Cap         Advisor        Tollkeeper
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $     183,411   $         754   $     135,719   $       2,646   $      36,843
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                           183,411             754         135,719           2,646          36,843

Liabilities
Payable to Golden American Life
  Insurance Company                                         43               -              26               -               6
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                           43               -              26               -               6
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                             183,368             754         135,693           2,646          36,837
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $     183,355   $         754   $     135,693   $       2,646   $      36,837
Contracts in payout
  (annuitization) period                                    13               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $     193,368   $         754   $     135,693   $       2,646   $      36,837
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                  12,980,258          53,393      15,599,939         303,790       6,234,018
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $     191,753   $         709   $     133,204   $       2,427   $      33,328
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)





                                                      ING
                                                  Goldman Sachs                       ING
                                                    Internet          ING             Hard                            ING
                                                   Tollkeeper         Hard           Assets           ING        International
                                                     Advisor         Assets          Advisor     International       Advisor
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $       1,432   $      95,582   $       1,600   $     141,696   $       3,005
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                             1,432          95,852           1,600         141,696           3,005

Liabilities
Payable to Golden American Life
  Insurance Company                                          -              19               -              33               -
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            -              19               -              33               -
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                               1,432           95,833          1,600         141,663           3,005
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $       1,432   $      95,809   $       1,600   $     141,663   $       3,005
Contracts in payout
  (annuitization) period                                     -              24               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $       1,432   $      95,833   $       1,600   $     141,663   $       3,005
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                     242,786       7,863,144         131,113      18,004,544         381,368
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $       1,391   $      80,721   $       1,393   $     135,595   $       2,678
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                      ING
                                                      ING         Janus Growth                     ING Janus     ING Jennison
                                                  Janus Growth     and Income      ING Janus    Special Equity      Equity
                                                   and Income       Advisor      Special Equity     Advisor      Opportunities
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $     201,439   $       5,427   $      42,189   $         445   $     288,272
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                           201,439           5,427          42,189             445         288,272

Liabilities
Payable to Golden American Life
  Insurance Company                                         40               1              10               -              82
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                           40               1              10               -              82
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                             201,399           5,426          42,179             445         288,190
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $     201,399   $       5,426   $      42,179   $         445   $     287,990
Contracts in payout
  (annuitization) period                                     -               -               -               -             200
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $     201,399   $       5,426   $      42,179   $         445   $     288,190
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                  25,370,136         683,527       5,138,691          54,148      25,198,617
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $     211,169   $       5,177   $      41,558   $         406   $     298,818
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                 ING JPMorgan
                                                 ING Jennison     ING JPMorgan      Fleming                            ING
                                                    Equity          Fleming        Small Cap         ING           Julius Baer
                                                 Opportunities     Small Cap        Equity        Julius Baer        Foreign
                                                    Advisor          Equity         Advisor         Foreign          Advisor
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $       1,092   $      40,914   $       6,606   $      18,811   $       1,544
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                             1,092          40,914           6,606          18,811           1,544

Liabilities
Payable to Golden American Life
  Insurance Company                                          -               5               1               3               -
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            -               5               1               3               -
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                               1,092          40,909           6,605          18,808           1,544
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $       1,092   $      40,909   $       6,605   $      18,808   $       1,544
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $       1,092   $      40,909   $       6,605   $      18,808   $       1,544
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                      95,364       4,380,549         708,773       2,011,911         164,967
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $       1,013   $      37,279   $       6,035   $      18,150   $       1,427
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                      ING                             ING                              ING
                                                    Limited           ING            Liquid           ING            Marisco
                                                    Maturity         Liquid          Assets          Marisco         Growth
                                                      Bond           Assets          Advisor         Growth          Advisor
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $     570,781   $     927,814   $       8,382   $     694,080   $       5,531
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                           570,781         927,814           8,382         694,080           5,531

Liabilities
Payable to Golden American Life
  Insurance Company                                        107             156               1             220               -
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                          107             156               1             220               -
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                             570,674         927,658           8,381         693,860           5,531
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $     570,537   $     927,599   $       8,381   $     693,860   $       5,531
Contracts in payout
  (annuitization) period                                   137              59               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $     570,674   $     927,658   $       8,381   $     693,860   $       5,531
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                  48,659,956     927,814,340       8,382,010      58,522,729         466,719
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $     553,823   $     927,814   $       8,382   $     591,143   $       5,092
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                      ING                             ING
                                                      ING           Mercury           ING           Mercury
                                                    Mercury          Focus          Mercury       Fundamental        ING MFS
                                                     Focus           Value        Fundamental       Growth           Mid-Cap
                                                     Value          Advisor          Growth         Advisor          Growth
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $      17,357   $         506   $       9,602   $         622   $     568,198
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                            17,357             506           9,602             622         568,198

Liabilities
Payable to Golden American Life
  Insurance Company                                          3               -               2               -             166
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            3               -               2               -             166
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                              17,354             560           9,600             622         568,032
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $      17,354   $         506   $       9,600   $         622   $     567,969
Contracts in payout
  (annuitization) period                                     -               -               -               -              63
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $      17,354   $         506   $       9,600   $         622   $     568,032
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                   1,772,981          51,821       1,044,826          67,747      62,234,183
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $      16,142   $         479   $       8,799   $         573   $     476,390
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                     ING MFS                                                        ING MFS
                                                     Mid-Cap                       ING MFS          ING MFS          Total
                                                     Growth         ING MFS       Research           Total          Return
                                                     Advisor        Research       Advisor           Return         Advisor
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $       5,881   $      45,985   $       1,501   $   1,036,164   $      11,606
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                             5,881          45,985           1,501       1,036,164          11,606

Liabilities
Payable to Golden American Life
  Insurance Company                                          1             124               -             216               1
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            1             124               -             216               1
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                               5,880         454,861           1,501       1,035,948          11,605
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $       5,880   $     454,861   $       1,501   $   1,035,948   $      11,605
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $       5,880   $     454,861   $       1,501   $   1,035,948   $      11,605
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                     664,834      33,827,889         111,583      64,158,755         719,978
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $       5,365   $     496,185   $       1,419   $   1,041,724   $      11,137
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                      ING                         ING Salomon
                                                       ING           PIMCO        ING Salomon      Brothers       ING Salomon
                                                      PIMCO        Core Bond       Brothers         All Cap         Brothers
                                                    Core Bond       Advisor         All Cap         Advisor        Investors
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $     514,923   $      13,416   $     351,608   $       3,634   $     116,158
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                           514,923          13,416         351,608           3,634         116,158

Liabilities
Payable to Golden American Life
  Insurance Company                                         87               1              73               -              20
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                           87               1              73               -              20
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                             514,836          13,415         351,535           3,634         116,138
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $     514,836   $      13,415   $     351,535   $       3,634   $     116,138
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $     514,836   $      13,415   $     351,535   $       3,634   $     116,138
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                  47,502,114       1,237,615      33,646,652         347,418      12,490,120
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $     491,004   $      13,127   $     366,444   $       3,337   $     124,909
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                      ING
                                                   ING Salomon         ING        T. Rowe Price                        ING
                                                    Brothers     T. Rowe Price      Capital           ING         T. Rowe Price
                                                    Investors        Capital      Appreciation   T. Rowe Price    Equity Income
                                                     Advisor      Appreciation      Advisor      Equity Income      Advisor
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $         800   $   1,152,674   $      12,815   $     524,204   $       7,200
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                               800       1,152,674          12,815         524,204           7,200

Liabilities
Payable to Golden American Life
  Insurance Company                                          -             233               1             104               1
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            -             233               1             104               1
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                                 800       1,152,441          12,814         524,100           7,199
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $         800   $   1,151,915   $      12,814   $     523,564   $       7,199
Contracts in payout
  (annuitization) period                                     -             526               -             536               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $         800   $   1,152,441   $      12,814   $     524,100   $       7,199
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                      85,884         672,016      60,412,659      48,627,427         668,520
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $         733   $      12,044   $   1,062,135   $     544,180   $       6,775
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                                     ING               ING
                                                                    ING UBS          ING          Van Kampen       Van Kampen
                                                     ING UBS     U.S. Balanced    Van Kampen     Equity Growth        Global
                                                  U.S. Balanced     Advisor      Equity Growth      Advisor         Franchise
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $      56,436   $         318   $      20,480   $       4,311   $      40,493
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                            56,436             318          20,480           4,311          40,493

Liabilities
Payable to Golden American Life
  Insurance Company                                         12               -               3               1               6
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                           12               -               3               1               6
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                              56,424             318          20,477           4,310          40,487
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $      56,424   $         318   $      20,477   $       4,310   $      40,487
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $      56,424   $         318   $      20,477   $       4,310   $      40,487
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                   7,036,896          39,638       2,306,317         485,459       4,148,840
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $      59,702   $         318   $      19,420   $       4,139   $      37,750
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                       ING                            ING
                                                    Van Kampen         ING         Van Kampen                         ING
                                                      Global        Van Kampen     Growth and        ING           Van Kampen
                                                    Franchise       Growth and       Income       Van Kampen       Real Estate
                                                     Advisor          Income         Advisor      Real Estate        Advisor
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $       9,653   $     617,433   $      15,516   $     280,831   $       4,352
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                             9,653         617,433          15,516         280,831           4,352

Liabilities
Payable to Golden American Life
  Insurance Company                                          1             155               2              60               -
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            1             155               2              60               -
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                               9,652         617,278          15,514         280,771           4,352
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $       9,652   $     617,161   $      15,514   $     280,685   $       4,352
Contracts in payout
  (annuitization) period                                     -             117               -              86               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $       9,652   $     617,278   $      15,514   $     280,771   $       4,352
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                     990,033      31,744,629         797,726      14,772,810         228,795
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $       8,976   $     712,224   $      14,486   $     241,788   $       3,815
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                     ING
                                                                                   American           ING
                                                    ING Alger                       Century           Baron      ING JPMorgan
                                                   Aggressive      ING Alger       Small Cap        Small Cap       Fleming
                                                     Growth          Growth          Value           Growth      International
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $         342   $         115   $         123   $         521   $       2,099
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                               342             115             123             521           2,099

Liabilities
Payable to Golden American Life
  Insurance Company                                          -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                                 342             115             123             521           2,099
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $         342   $         115   $         123   $         521   $       2,099
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $         342   $         115   $         123   $         521   $       2,099
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                      52,510          14,588          12,729          49,270         233,758
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $         322   $         109   $         113   $         492   $       2,127
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                      ING              ING
                                                 ING JPMorgan    MFS(R)Capital    MFS(R)Capital       ING             ING
                                                    Mid Cap      Opportunities    Opportunities  MFS(R) Global    MFS Research
                                                     Value      (Initial Class)  (Service Class)     Growth          Equity
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $       2,835   $       1,869   $         283   $         568   $          84
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                             2,835           1,869             283             568              84

Liabilities
Payable to Golden American Life
  Insurance Company                                          -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                               2,835           1,869             283             568             84
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $       2,835   $       1,869   $         283   $         568   $          84
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $       2,835   $       1,869   $         283   $         568   $          84
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                     262,723          85,269          12,955          58,212          12,364
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $       2,712   $       1,862   $         276   $         531   $          80
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                  ING Salomon     ING Salomon      ING Salomon
                                                   ING OpCap                       Brothers         Brothers         Brothers
                                                   Balanced        ING PIMCO      Aggressive      Fundamental       Investors
                                                     Value        Total Return       Growth          Value            Value
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $         322   $       1,449   $       2,476   $         428   $         292
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                               322           1,449           2,476             428             292

Liabilities
Payable to Golden American Life
  Insurance Company                                          -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                                 322           1,449           2,476             428             292
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $         322   $       1,449   $       2,476   $         428   $         292
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $         322   $       1,449   $       2,476   $         428   $         292
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                      28,526         132,978          75,436          29,247          25,550
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $         302   $       1,428   $       2,540   $         415   $         289
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                       ING
                                                  T. Rowe Price      ING UBS          ING            ING VIT
                                                     Growth      Tactical Asset    Van Kampen       Worldwide         ING VP
                                                     Equity        Allocation       Comstock         Growth          Balanced
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $       1,700   $          46   $      23,958   $      41,706   $         686
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                             1,700              46          23,958          41,706             686

Liabilities
Payable to Golden American Life
  Insurance Company                                          -               -               3               9               -
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            -               -               3               9               -
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                               1,700              46          23,955          41,697             686
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $       1,700   $          46   $      23,955   $      41,697   $         686
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $       1,700   $          46   $      23,955   $      41,697   $         686
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                      42,086           1,717       2,472,428       6,651,624          58,972
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $       1,615   $          43   $      22,236   $      40,642   $         676
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                    ING VP          ING VP           ING VP
                                                     ING VP          ING VP       Index Plus      Index Plus       Index Plus
                                                      Bond           Growth        LargeCap          MidCap         SmallCap
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $      72,193   $         267   $      35,285   $      11,607   $       8,242
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                            72,193             267          35,285          11,607           8,242

Liabilities
Payable to Golden American Life
  Insurance Company                                         14               -               4               1               1
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                           14               -               4               1               1
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                              72,179             267          35,281          11,606           8,241
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $      72,179   $         267   $      35,281   $      11,606   $       8,241
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $      72,179   $         267   $      35,281   $      11,606   $       8,241
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                     164,003          33,172       2,925,793         840,454         697,844
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $      71,533   $         258   $      34,799   $      10,436   $       7,319
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                      ING VP         ING VP          ING VP                          ING VP
                                                   International     Small           Value           ING VP        Growth and
                                                     Equity         Company       Opportunity      Convertible       Income
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $          57   $         660   $       1,734   $       3,209   $       1,357
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                                57             660           1,734           3,209           1,357

Liabilities
Payable to Golden American Life
  Insurance Company                                          -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            -               -               1               1               1
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                                  57             660           1,734           3,209           1,357
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $          57   $         660   $       1,734   $       3,209   $       1,357
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $          57   $         660   $       1,734   $       3,209   $       1,357
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                       8,719          41,878         161,747         301,598          83,915
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $          50   $         618   $       1,839   $       3,067   $       1,355
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                     ING VP          ING VP          ING VP          ING VP
                                                     Growth       International   Large Company     LargeCap         ING VP
                                                  Opportunities       Value          Value           Growth         MagnaCap
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $      19,923   $         361   $       1,686   $       1,888   $      19,502
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                            19,923             361           1,686           1,888          19,502

Liabilities
Payable to Golden American Life
  Insurance Company                                          4               -               -               -               3
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            4               -               -               -               3
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                              19,919             361           1,686           1,888          19,499
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $      19,919   $         361   $       1,686   $       1,888   $      19,499
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $      19,919   $         361   $       1,686   $       1,888   $      19,499
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                   4,467,019          36,418         188,748         251,712       2,490,731
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $      19,667   $         311   $       1,591   $       1,671   $      19,384
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                    INVESCO        INVESCO
                                                     ING VP         ING VP            VIF -          VIF -           INVESCO
                                                     MidCap        SmallCap         Financial        Health            VIF -
                                                 Opportunities   Opportunities      Services        Sciences         Leisure
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $         250   $      66,685   $      46,707   $      66,253   $      22,455
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                               250          66,685          46,707          66,253          22,455

Liabilities
Payable to Golden American Life
  Insurance Company                                          -              12               8              12               4
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            -              12               8              12               4
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                                 250          66,673          46,699          66,241          22,451
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $         250   $      66,673   $      46,699   $      66,241   $      22,451
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $         250   $      66,673   $      46,699   $      66,241   $      22,451
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                      45,735       5,059,555       3,837,910       4,201,190       2,314,940
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $         237   $      67,830   $      43,662   $      62,961   $      21,010
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                  Janus Aspen                     Janus Aspen
                                                    INVESCO       Janus Aspen        Series       Janus Aspen        Series
                                                      VIF -          Series         Flexible         Series         Worldwide
                                                    Utilities       Balanced         Income          Growth          Growth
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $      20,274   $       4,261   $       1,763   $         832   $       6,416
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                            20,274           4,261           1,763             832           6,416

Liabilities
Payable to Golden American Life
  Insurance Company                                          3               -               -               -               1
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            3               -               -               -               1
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                              20,371           4,261           1,763             832           6,415
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $      20,377   $       4,261   $       1,763   $         832   $       6,415
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $      20,371   $       4,261   $       1,763   $         832   $       6,415
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                   1,685,230         189,281         132,383          49,357         281,160
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $      19,307   $       4,191   $       1,727   $         807   $       6,372
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                    Colonial         Liberty                        Liberty          Liberty
                                                   Small Cap          Asset         Liberty         Federal       Small Company
                                                     Value         Allocation        Equity        Securities        Growth
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $      10,813   $         560   $         595   $          88   $          65
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                            10,813             560             595              88              65

Liabilities
Payable to Golden American Life
  Insurance Company                                          1               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            1               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                              10,812             560             595              88              65
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $      10,812   $         560   $         595   $          88   $          65
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $      10,812   $         560   $         595   $          88   $          65
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                     871,978          43,943          45,590           7,821           7,629
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $      10,729   $         501   $         882   $          86   $          50
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                                   PIMCO
                                                  Oppenheimer     Oppenheimer        PIMCO       StocksPLUS        Pioneer
                                                     Global        Strategic         High        Growth and      Equity-Income
                                                   Securities         Bond           Yield          Income            VCT
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $       1,775   $         233   $     536,843   $     177,771   $         860
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                             1,775             233         536,843         177,771             860

Liabilities
Payable to Golden American Life
  Insurance Company                                          -               -              92              43               -
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            -               -              92              43               -
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                               1,775             230         536,751       177,728             860
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $       1,775   $         233   $     536,751   $     177,728   $         860
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $       1,775   $         233   $     536,751   $     177,728   $         860
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                      83,086          47,193      67,868,892      21,315,473          52,575
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $       1,641   $         225   $     509,367   $     179,074   $         852
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                    Pioneer
                                                     Pioneer        Mid-Cap         Pioneer
                                                      Fund           Value       Small Company     ProFund VP     ProFund VP
                                                      VCT             VCT             VCT             Bull         Europe 30
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $      46,883   $     123,034   $       4,803   $      47,317   $      13,774
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                            46,883         123,034           4,803          47,317          13,774

Liabilities
Payable to Golden American Life
  Insurance Company                                          6              18               1              11               2
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            6              18               1              11               2
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                              46,877         123,016           4,802          47,306          13,772
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $      46,877   $     123,016   $       4,802   $      47,306   $      13,772
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $      46,877   $     123,016   $       4,802   $      47,306   $      13,772
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                   2,814,122       6,955,010         467,236       2,051,915         663,473
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $      44,634   $     115,853   $       4,778   $      47,538   $      13,798
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                   ProFund VP                                     SP Jennison       Putnam VT
                                                  Rising Rates     ProFund VP      Prudential    International      Discovery
                                                   Opportunity      Small Cap       Jennison         Growth          Growth
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $      13,017   $      87,196   $      52,041   $      42,666   $       2,805
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                            13,017          87,196          52,041          42,666           2,805

Liabilities
Payable to Golden American Life
  Insurance Company                                          2              18              10               6               -
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            2              18              10               6               -
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                              13,015          87,178          52,031          42,660           2,805
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $      13,015   $      87,178   $      52,031   $      42,660   $       2,805
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $      13,015   $      87,178   $      52,031   $      42,660   $       2,805
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                     566,190       3,145,603       3,504,456       8,333,181         656,916
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $      13,539   $      88,184   $      47,538   $      40,528   $       2,732
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                   Putnam VT                     Smith Barney
                                                   Putnam VT     International                   International    Smith Barney
                                                   Growth and      Growth and     Smith Barney       All Cap          Large
                                                     Income          Income        High Income       Growth         Cap Value
                                                 --------------  --------------  --------------  --------------  --------------

Assets
Investments in mutual funds
  at fair value                                  $       2,776   $       3,407   $         302   $         201   $         386
                                                 --------------  --------------  --------------  --------------  --------------
Total assets                                             2,776           3,407             302             201             386

Liabilities
Payable to Golden American Life
  Insurance Company                                          -               1               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total liabilities                                            -               1               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Net assets                                               2,776           3,406             302             201             368
                                                 ==============  ==============  ==============  ==============  ==============

Net assets

Accumulation units                               $       2,776   $       3,406   $         302   $         201   $         368
Contracts in payout
  (annuitization) period                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total net assets                                 $       2,776   $       3,406   $         302   $         201   $         368
                                                 ==============  ==============  ==============  ==============  ==============
Total number of mutual fund shares                     135,396         354,146          39,039          20,039          24,856
                                                 ==============  ==============  ==============  ==============  ==============
Cost of mutual fund shares                       $       2,775   $       3,215   $         384   $         317   $         483
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                 Statements of Assets and Liabilities-Unaudited
                               September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                  Smith Barney    UBS Tactical
                                                     Money            Asset
                                                     Market        Allocation
                                                 --------------  --------------


Assets
Investments in mutual funds
  at fair value                                  $          84   $       3,253
                                                 --------------  --------------
Total assets                                                84           3,253

Liabilities
Payable to Golden American Life
  Insurance Company                                          -               -
                                                 --------------  --------------
Total liabilities                                            -               -
                                                 --------------  --------------
Net assets                                                  84           3,253
                                                 ==============  ==============

Net assets

Accumulation units                               $          84   $       3,253
Contracts in payout
  (annuitization) period                                     -               -
                                                 --------------  --------------
Total net assets                                 $          84   $       3,253
                                                 ==============  ==============
Total number of mutual fund shares                      84,300         296,311
                                                 ==============  ==============
Cost of mutual fund shares                       $          84   $       3,253
                                                 ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                   AIM V.I.
                                                     AIM V.I.       AIM V.I.         Dent                            AIM V.I.
                                                     Capital          Core        Demographic       AIM V.I.         Premier
                                                   Appreciation      Equity          Trends          Growth          Equity
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                            -               1             299              12               1
  Annual administrative charges                              -               -              11               -               -
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          -               -               8               -               -
  Other contract charges                                     -               -              51               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                               -               1             369              12               1
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                                 -              (1)           (369)            (12)             (1)

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                     (6)              -            (738)            (62)             (7)
Net unrealized appreciation (depreciation)
  of investments                                             6              14           5,002             237              15
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $           -   $          13   $       3,895   $         163   $           7
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                    Alliance        Alliance
                                                    Berntein        Berntein       Alliance
                                                   Growth and        Premier       Berntein      Fidelity(R)VIP  Fidelity(R)VIP
                                                     Income          Growth          Value       Contrafund(R)   Equity-Income
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $          50   $           -   $          32   $          17   $         401
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                     50               -              32              17             401

Expenses:
  Mortality and expense risk and
    other charges                                           65              31              46              83             566
  Annual administrative charges                              1               1               1               2              16
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          3               1               2               1              13
  Other contract charges                                     -               -               -               -              83
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                              69              33              49              86             678
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                               (19)            (33)            (17)            (69)           (277)

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                   (142)             26             (78)             (2)            856
Net unrealized appreciation (depreciation)
  of investments                                         1,003             300             528           1,196           4,744
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $         842   $         293   $         433   $       1,125   $       5,323
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                   Franklin
                                                                                   Small Cap                       Galaxy VIP
                                                Fidelity(R) VIP  Fidelity(R) VIP     Value         Greenwich          Asset
                                                     Growth         Overseas       Securities     Appreciation     Allocation
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $          33   $           -   $           -   $           -   $           4
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                     33               -               -               -               4

Expenses:
  Mortality and expense risk and
    other charges                                          752               -               -               6               2
  Annual administrative charges                             23               -               -               1               -
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                         22               -               -               -               1
  Other contract charges                                   105               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                             902               -               -               7               3
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                              (869)              -               -              (7)              1

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                    139               5               -             (15)           (237
Net unrealized appreciation (depreciation)
  of investments                                         9,386               1               6              80             245
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $       8,656   $           6   $           6   $          58   $           9
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                   Galaxy VIP      Galaxy VIP      Galaxy VIP       ING GET         ING GET
                                                   Growth and     High Quality      Small Co.        Fund-            Fund-
                                                     Income            Bond           Growth        Series N         Series P
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $           -   $           2   $           -   $         711   $       3,275
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               2               -             711           3,275

Expenses:
  Mortality and expense risk and
    other charges                                            -               1               -             419           2,047
  Annual administrative charges                              -               -               -               4           1,445
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          -               -               -              20             130
  Other contract charges                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                               -               1               -             443           3,622
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                                 -               1               -             268            (347)

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                    (53)              5             (37)             65             784
Net unrealized appreciation (depreciation)
  of investments                                            49              (7)             34             132              73
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $         (4)   $          (4)  $          (3)  $         465   $         510
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                    ING GET         ING GET         ING GET         ING GET         ING GET
                                                     Fund-           Fund-           Fund-           Fund-           Fund-
                                                    Series Q        Series R        Series S        Series T        Series U
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $           3   $          21   $         181   $         266   $           2
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      3              21             181             266               2

Expenses:
  Mortality and expense risk and
    other charges                                        2,450           2,529           3,245           3,391           2,675
  Annual administrative charges                             29              32              37              41              43
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                        149              64              76             113              37
  Other contract charges                                     -               -               -               4               5
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                           2,628           2,625           3,258           3,549           2,760
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                            (2,625)         (2,604)         (3,177)         (3,283)         (2,758)

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                  1,137           1,444           2,012           3,054           4,539
Net unrealized appreciation (depreciation)
  of investments                                         5,132           5,219           6,369           5,092           7,571
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $       3,644   $       4,059   $       5,204   $       4,863   $       9,352
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                    ING GET
                                                                    ING GET        U.S. Core                         ING AIM
                                                    ING GET        U.S. Core       Portfolio-        ING AIM         Mid-Cap
                                                     Fund-         Portfolio-       Series 2         Mid-Cap         Growth
                                                    Series V        Series 1      (Guaranteed)       Growth          Advisor
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                        2,449             301               1           1,878               9
  Annual administrative charges                             72              21               -             150               -
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                         82               9               -              65               -
  Other contract charges                                     2               -               -             168               2
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                           2,605             331               1           2,261              11
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                            (2,605)           (331)             (1)         (2,261)            (11)

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                   (598)              5               -           8,989               3
Net unrealized appreciation (depreciation)
  of investments                                        (9,327)          1,041               -          27,030             127
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $     (12,530)  $         715   $          (1)  $      33,758   $         119
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                  ING Alliance
                                                  ING Alliance       Mid-Cap                     ING American    ING American
                                                     Mid-Cap         Growth      ING American        Funds           Funds
                                                     Growth          Advisor         Funds       Growth-Income   International
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                        3,638              11               9               7               2
  Annual administrative charges                            233               -               2               1               -
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                        191               -               -               -               -
  Other contract charges                                   203               2               1               1               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                           4,265              13              12               9               2
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                            (4,265)            (13)            (12)             (9)             (2)

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                 14,705               7               -               -               3
Net unrealized appreciation (depreciation)
  of investments                                        90,661             253            (513)           (257)            (57)
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $     101,101   $         247   $        (525)  $        (266)  $         (56)
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                   ING Capital                     ING Capital
                                                  ING Capital       Guardian      ING Capital       Guardian
                                                   Guardian         Large Cap      Guardian          Managed       ING Capital
                                                   Large Cap          Value         Managed          Global         Guardian
                                                     Value           Advisor        Global           Advisor        Small Cap
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                        4,531              32           2,933               5           4,565
  Annual administrative charges                            136               -             122               -             250
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                        161               -              84               -             156
  Other contract charges                                   606               8             317               1             394
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                           5,434              40           3,456               6           5,365
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                            (5,434)            (40)         (3,456)             (6)         (5,365)

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                 (4,567)            (32)         (2,801)              8         (18,250)
Net unrealized appreciation (depreciation)
  of investments                                        70,125             496          46,677              66          98,880
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $      60,124   $         424   $      40,420   $          68   $      75,265
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                   ING Capital                         ING                          ING Eagle
                                                    Guardian            ING         Developing      ING Eagle      Asset Value
                                                    Small Cap        Developing       World        Asset Value       Equity
                                                     Advisor           World         Advisor         Equity          Advisor
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                           13             755               5           2,075               6
  Annual administrative charges                              -              40               -              95               -
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          -              23               -              82               -
  Other contract charges                                     3              67               1             157               1
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                              16             885               6           2,409               7
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                               (16)           (885)             (6)         (2,409)             (7)

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                      1          (2,630)              2          (8,550)              -
Net unrealized appreciation (depreciation)
  of investments                                           197          18,404             143          25,221              48
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $         182   $      14,889   $         139   $      14,262   $          41
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                      ING             ING
                                                                     ING FMR        Goldman      Goldman Sachs
                                                    ING FMR        Diversified       Sachs          Internet         ING
                                                  Diversified        Mid-Cap        Internet       Tollkeeper        Hard
                                                    Mid-Cap          Advisor       Tollkeeper        Advisor         Assets
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                        1,396              16             290               6             897
  Annual administrative charges                             38               -               8               -              35
  Minimum death benefit guarantee charges                    -               -               -               -               1
  Contingent deferred sales charges                         39               -               9               -              27
  Other contract charges                                   221               4              57               1              72
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                           1,694              20             364               7           1,032
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                            (1,694)            (20)           (364)             (7)         (1,032)

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                   (976)              -             571               6          (3,190)
Net unrealized appreciation (depreciation)
  of investments                                        18,666             222           3,484              45          20,073
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $      15,996   $         202   $       3,691   $          44   $      15,851
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                      ING                                                             ING
                                                      Hard                            ING              ING        Janus Growth
                                                     Assets           ING        International    Janus Growth     and Income
                                                     Advisor      International      Advisor       and Income        Advisor
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                            8           1,510              19           2,079              38
  Annual administrative charges                              -              79               -              57               1
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          -              55               -              72               -
  Other contract charges                                     2             102               5             323              10
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                              10           1,746              24           2,531              49
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                               (10)         (1,746)            (24)         (2,531)            (49)

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                      1          14,759               2           (879)               4
Net unrealized appreciation (depreciation)
  of investments                                           205           2,937             327          16,107             266
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $         196   $      15,950   $         305   $      12,697   $         221
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                      ING                                              ING
                                                      ING            Janus                       ING Jennison        JPMorgan
                                                     Janus          Special      ING Jennison       Equity           Fleming
                                                    Special         Equity          Equity       Opportunities      Small Cap
                                                    Equity          Advisor      Opportunities       Advisor         Equity
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                          349               2           3,259               6             270
  Annual administrative charges                             14               -             207               -               7
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          8               -             139               -               3
  Other contract charges                                    58               1             254               1              47
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                             429               3           3,859               7             327
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                              (429)             (3)         (3,859)             (7)           (327)

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                   (704)              3         (47,580)              1             (85)
Net unrealized appreciation (depreciation)
  of investments                                         7,982              40          83,764              79           4,046
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $       7,982   $          40   $      32,325   $          73   $       3,634
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                  ING JPMorgan
                                                     Fleming                          ING             ING
                                                    Small Cap          ING        Julius Baer       Limited           ING
                                                     Equity        Julius Baer      Foreign         Maturity         Liquid
                                                     Advisor         Foreign        Advisor           Bond           Assets
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           -   $       5,640
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -           5,640

Expenses:
  Mortality and expense risk and
    other charges                                          349             136              10           7,099          11,664
  Annual administrative charges                              1               3               -             193             472
  Minimum death benefit guarantee charges                    -               -               -               1               3
  Contingent deferred sales charges                          -               2               -             377          20,515
  Other contract charges                                     9              26               3             493             715
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                              46             167              13           8,163          33,369
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                               (46)           (167)            (13)         (8,163)        (27,729)

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                      1             952               2           6,819               -
Net unrealized appreciation (depreciation)
  of investments                                           579             632             118           7,967               -
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $         534   $       1,417   $         107   $       6,623   $     (27,729
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                                                       ING
                                                     ING                             ING             ING             Mercury
                                                    Liquid             ING          Marisco        Mercury            Focus
                                                    Assets           Marisco        Growth          Focus             Value
                                                    Advisor          Growth         Advisor         Value            Advisor
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $          20   $           -   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                     20               -               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                           61           7,251              29             126               3
  Annual administrative charges                              1             636               -               3               -
  Minimum death benefit guarantee charges                    -               -               -               1               -
  Contingent deferred sales charges                         10             361               -               3               -
  Other contract charges                                    17             499               8              22               1
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                              89           8,747              37             154               4
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                               (69)         (8,747)            (37)           (154)             (4)

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                      -         (13,050)              2             (66)              3
Net unrealized appreciation (depreciation)
  of investments                                             -         131,609             443           1,305              29
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $         (69)  $     109,812   $         408   $       1,085   $          28
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                      ING
                                                      ING            Mercury                        ING MFS
                                                    Mercury        Fundamental       ING MFS        Mid-Cap
                                                  Fundamental        Growth          Mid-Cap        Growth          ING MFS
                                                     Growth          Advisor         Growth         Advisor         Research
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                           77               4           5,995              35           5,239
  Annual administrative charges                              2               -             468               1             327
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          3               -             248               -             263
  Other contract charges                                    17               1             558               9             404
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                              46             167              13           8,163           6,233
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                               (99)             (5)         (7,269)            (45)         (6,233)

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                    (25)              -         (82,076)             13        (112,102)
Net unrealized appreciation (depreciation)
  of investments                                           917              54         192,868             525         162,272
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $         793   $          49   $     103,523   $         493   $      43,937
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                     ING MFS                           ING
                                                    ING MFS         ING MFS          Total            ING             PIMCO
                                                    Research         Total           Return          PIMCO          Core Bond
                                                     Advisor         Return          Advisor       Core Bond         Advisor
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                           11          11,171              73           6,602             107
  Annual administrative charges                              -             417               1             139               1
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          -             441               -             257               -
  Other contract charges                                     2             924              18             797              29
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                              13          12,953              92           7,795             137
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                               (13)        (12,953)            (92)         (7,795)           (137)

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                      3          (1,925)             (6)          9,311              20
Net unrealized appreciation (depreciation)
  of investments                                            85          81,075             498          12,129             292
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $          75   $      66,197   $         400   $      12,129   $         292
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                  ING Salomon                      ING Salomon         ING
                                                  ING Salomon       Brothers      ING Salomon        Brothers     T. Rowe Price
                                                    Brothers         All Cap        Brothers        Investors        Capital
                                                    All Cap          Advisor        Investors        Advisor      Appreciation
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                        3,664              20           1,270               6          12,362
  Annual administrative charges                            123               -              31               -             404
  Minimum death benefit guarantee charges                    -               -               -               -               1
  Contingent deferred sales charges                        128               -              49               -             462
  Other contract charges                                   506               5             185               1           1,276
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                           4,421              25           1,535               7          14,505
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                            (4,421)            (25)         (1,535)             (7)        (14,505)

Realized and unrealized gain (loss)
  on investments
Net realized gain (loss) on investments                 (7,397)              2          (4,178)              -           3,824
Net unrealized appreciation (depreciation)
  of investments                                        63,667             298          18,417              66         106,633
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $      51,849   $         275   $      12,704   $          59   $      95,952
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                       ING
                                                  T. Rowe Price                         ING
                                                     Capital           ING         T. Rowe Price                     ING UBS
                                                  Appreciation    T. Rowe Price    Equity Income     ING UBS      U.S. Balanced
                                                     Advisor      Equity Income       Advisor     U.S. Balanced      Advisor
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                           80           5,321              45             608               -
  Annual administrative charges                              1             208               1              17               -
  Minimum death benefit guarantee charges                    -               2               -               -               -
  Contingent deferred sales charges                          -             167               1              18               -
  Other contract charges                                    20             545              11              91               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                             101           6,243              57             734               -
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                              (101)         (6,243)            (57)           (734)              -

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                     30          (3,791)            (10)         (1,346)              -
Net unrealized appreciation (depreciation)
  of investments                                           791          49,307             445           5,411               -
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $         720   $      39,273   $         378   $       3,331   $           -
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                                      ING
                                                                       ING            ING          Van Kampen         ING
                                                      ING           Van Kampen     Van Kampen        Global        Van Kampen
                                                   Van Kampen     Equity Growth      Global        Franchise       Growth and
                                                 Equity Growth       Advisor        Franchise        Advisor         Income
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                          140              25             316              58           6,739
  Annual administrative charges                              4               1               8               1             376
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          3               -               4               -             275
  Other contract charges                                    25               6              55              15             371
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                             172              32             383              74           7,761
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                              (172)            (32)           (383)            (74)         (7,761)

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                    (37)              1             106              (3)        (15,775)
Net unrealized appreciation (depreciation)
  of investments                                         1,230             194           2,951             670          83,753
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $       1,021   $         163   $       2,674   $         593   $      60,217
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                      ING
                                                   Van Kampen                         ING
                                                   Growth and         ING          Van Kampen      ING Alger
                                                     Income        Van Kampen     Real Estate      Aggressive       ING Alger
                                                     Advisor       Real Estate       Advisor         Growth           Growth
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                           97           2,631              24               1               -
  Annual administrative charges                              2             107               -               -               -
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          2             104               1               -               -
  Other contract charges                                    22             296               7               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                             123           3,138              32               1               -
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                              (123)         (3,138)            (32)             (1)              -

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                     (3)           (510)              1               -               -
Net unrealized appreciation (depreciation)
  of investments                                         1,041          54,474             538              20              10
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $         915   $      50,826   $         507   $          19   $          10
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                     ING
                                                   American           ING             ING             ING             ING
                                                    Century          Baron          JPMorgan        JPMorgan      MFS(R)Capital
                                                   Small Cap       Small Cap         Fleming         Mid Cap     Opportunities
                                                     Value           Growth       International       Value      (Initial Class)
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $           -   $           -   $           2   $           -   $           3
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               2               -               3

Expenses:
  Mortality and expense risk and
    other charges                                            -               1               2              10              17
  Annual administrative charges                              -               -               -               -               -
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          -               -               -               -               1
  Other contract charges                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                               -               1               2              10              18
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                                 -              (1)              -             (10)            (15)

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                      -               -              13               7             (99)
Net unrealized appreciation (depreciation)
  of investments                                            10              30             (27)            116             289
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $          10   $          29   $         (14)  $         113   $         175
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)



                                                       ING                                            ING
                                                  MFS(R) Capital       ING            ING            Op Cap
                                                  Opportunities    MFS(R)Global   MFS Research      Balanced       ING PIMCO
                                                 (Service Class)      Growth         Equity          Value        Total Return
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           6   $           8
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               6               8

Expenses:
  Mortality and expense risk and
    other charges                                            1               3               -               1               6
  Annual administrative charges                              -               -               -               -               -
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          -               -               -               -               1
  Other contract charges                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                               1               3               -               -               6
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                                (1)             (3)              -               5               2

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                      -              11               -               -               2
Net unrealized appreciation (depreciation)
  of investments                                            20              38               4              25              26
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $          19   $          46   $           4   $          30   $          30
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                  ING Salomon      ING Salomon    ING Salomon         ING
                                                    Brothers         Brothers       Brothers     T. Rowe Price      ING UBS
                                                   Aggressive      Fundamental     Investors        Growth       Tactical Asset
                                                     Growth           Value          Value          Equity         Allocation
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $           -   $           5   $           1   $           2   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               5               1               2               -

Expenses:
  Mortality and expense risk and
    other charges                                            2               1               -               4               -
  Annual administrative charges                              -               -               -               -               -
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          -               -               -               -               -
  Other contract charges                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                               2               1               -               4               -
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                                (2)              4               1              (2)              -

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                     10               -               -              (2)              -
Net unrealized appreciation (depreciation)
  of investments                                           (65)             13               4             104               3
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $         (57)  $          17   $           5   $         100   $           3
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                      ING           ING VIT
                                                   Van Kampen      Worldwide        ING VP           ING VP          ING VP
                                                    Comstock         Growth        Balanced           Bond           Growth
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $       1,301   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -           1,301               -

Expenses:
  Mortality and expense risk and
    other charges                                          141             426               1             917               1
  Annual administrative charges                              3              13               -              21               -
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          -              13               -              63               -
  Other contract charges                                    30              83               -             126               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                             174             535               1           1,127               1
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                              (174)           (535)             (1)            174              (1)

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                     37          (1,359)              -           1,042               1
Net unrealized appreciation (depreciation)
  of investments                                         1,716           6,537              10             855              14
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $       1,579   $       4,643   $           9   $       2,071   $          14
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                     ING VP         ING VP         ING VP           ING VP          ING VP
                                                   Index Plus     Index Plus     Index Plus      International       Small
                                                    LargeCap         MidCap        SmallCap          Equity         Company
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $         157   $          27   $           6   $           -   $           1
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                    157              27               6               -               1

Expenses:
  Mortality and expense risk and
    other charges                                          139              83              60               -               2
  Annual administrative charges                              5               2               2               -               -
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          3               2               2               -               -
  Other contract charges                                     8               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                             155              87              64               -               2
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                                 2             (60)            (58)              -              (1)

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                    117            (116)             45               -              (6)
Net unrealized appreciation (depreciation)
  of investments                                           569           1,315             956               7              96
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $         688   $       1,139   $         943   $           7   $          89
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                    ING VP                          ING VP          ING VP           ING VP
                                                     Value          ING VP        Growth and        Growth       International
                                                  Opportunity     Convertible        Income      Opportunities       Value
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $          10   $          20   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                     10              20               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                           15              18               2             176               1
  Annual administrative charges                              1               -               -               6               -
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          -               -               -               3               -
  Other contract charges                                     -               -               -              32               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                              16              18               2             217               1
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                                (6)              2              (2)           (217)             (1)

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                    (23)             (5)              -            (422)             (2)
Net unrealized appreciation (depreciation)
  of investments                                           145             193               2           2,677              40
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $         116   $         190   $           -   $       2,038   $          37
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                    ING VP           ING VP                         ING VP           ING VP
                                                 Large Company      LargeCap        ING VP          MidCap          SmallCap
                                                     Value           Growth        MagnaCap      Opportunities   Opportunities
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $           2   $           -   $          74   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      2               -              74               -               -

Expenses:
  Mortality and expense risk and
    other charges                                           13              15             198               1             557
  Annual administrative charges                              -               -               5               -              16
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          -               -               4               -              10
  Other contract charges                                     -               -              28               -             117
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                              13              15             235               1             700
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                               (11)            (15)           (161)             (1)           (700)

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                   (110)            (14)           (231)              -            (603)
Net unrealized appreciation (depreciation)
  of investments                                           253             265           2,321              17          10,840
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $         132   $         236   $       1,929   $          16   $       9,537
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                   INVESCO         INVESCO
                                                     VIF -           VIF -         INVESCO        INVESCO        Janus Aspen
                                                   Financial         Health          VIF -          VIF -           Series
                                                    Services        Sciences        Leisure        Utilities        Balanced
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $           -   $           -   $           -   $           -   $          19
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -              19

Expenses:
  Mortality and expense risk and
    other charges                                          394             576             162             155              11
  Annual administrative charges                             11              16               5               4               -
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                         12              14               2               3               -
  Other contract charges                                    63              86              31              24               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                             480             692             200             186              11
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                               690            (186)            (27)           (396)             (1)

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                    690            (186)            (27)           (369)             (1)
Net unrealized appreciation (depreciation)
  of investments                                         3,602           4,989           1,428           1,271              99
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $       3,812   $       4,111   $       1,201   $         716   $         106
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                   Janus Aspen                    Janus Aspen
                                                     Series       Janus Aspen        Series        Colonial        Liberty
                                                    Flexible         Series        Worldwide       Small Cap        Asset
                                                     Income          Growth          Growth          Value        Allocation
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $           9   $           -   $          31   $         115   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      9               -              31             115               -

Expenses:
  Mortality and expense risk and
    other charges                                            4               2              50               8               4
  Annual administrative charges                              -               -               1               2               -
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          -               -               -               -               -
  Other contract charges                                     -               -               -               3               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                               4               2              51              13               4
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                                 5              (2)            (20)            102              (4)

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                     16              (8)            444              53               4
Net unrealized appreciation (depreciation)
  of investments                                            27              57             148              84              60
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $          48   $          47   $         572   $         239   $          60
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                    Liberty         Liberty        Oppenheimer     Oppenheimer
                                                     Liberty        Federal      Small Company       Global         Strategic
                                                     Equity        Securities       Growth         Securities         Bond
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $           19  $           -   $           -   $           3   $           2
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      1               -               -               3               2

Expenses:
  Mortality and expense risk and
    other charges                                            6               1               -               4               1
  Annual administrative charges                              1               -               -               -               -
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          -               -               -               -               -
  Other contract charges                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                               7               1               -               4               1
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                                (6)             (1)              -              (1)              1

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                    (53)              1               3              (5)              5
Net unrealized appreciation (depreciation)
  of investments                                           134               2              15             173               7
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $          75   $           2   $          18   $         167   $          13
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                    PIMCO                                          Pioneer
                                                     PIMCO        StocksPLUS        Pioneer         Pioneer        Mid-Cap
                                                     High         Growth and     Equity-Income       Fund            Value
                                                     Yield           Income           VCT             VCT             VCT
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $      24,059  $        2,108   $           7   $         209   $         209
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                 24,059           2,108               7             209             209

Expenses:
  Mortality and expense risk and
    other charges                                        5,361           2,257               3             381             978
  Annual administrative charges                            166             107               -               8              25
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                        255             182               -              11              26
  Other contract charges                                   486             173               -              69             140
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                           6,238           2,719               3             469           1,169
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                            17,821            (611)              4            (260)           (960)

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                 (4,405)        (31,574)             (1)           (673)           (332)
Net unrealized appreciation (depreciation)
  of investments                                        42,196          58,046              28           3,588          14,053
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $      55,612   $      25,861   $          31   $       2,655   $      12,761
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                     Pioneer                                      ProFund VP
                                                  Small Company     ProFund VP    ProFund VP     Rising Rates     ProFund VP
                                                       VCT             Bull        Europe 30      Opportunity      Small Cap
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $           -  $            -   $           -   $           -   $           -
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               -               -

Expenses:
  Mortality and expense risk and
    other charges                                           43             550             164               7             562
  Annual administrative charges                              1              16               3               2              22
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          -              16               5               -              21
  Other contract charges                                     -              56              13               -              73
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                              44             638               3             469             678
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                               (44)           (638)           (185)             (9)           (678)

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                    (70)          4,914           1,071              (9)          6,368
Net unrealized appreciation (depreciation)
  of investments                                           554             588             317            (523)            453
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $         440   $       4,864   $       1,203   $        (541)  $       6,143
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                                                                   Putnam VT
                                                                  SP Jennison      Putnam VT       Putnam VT     International
                                                   Prudential    International     Discovery       Growth and      Growth and
                                                    Jennison         Growth         Growth           Income          Income
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $           -  $            -   $           -   $          34   $          51
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -              34              51

Expenses:
  Mortality and expense risk and
    other charges                                          566             285              24              22              35
  Annual administrative charges                             15               8               1               -               1
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                         12               6               1               -               -
  Other contract charges                                    89              41               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                             682             340              26              22              36
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                              (682)           (340)            (26)             12              15

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                    297           2,370             (40)            (64)           (137)
Net unrealized appreciation (depreciation)
  of investments                                         6,499           2,715             457             241             588
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $       6,114   $       4,864   $       1,203   $        (541)  $         466
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                       Statements of Operations-Unaudited
                  For the nine months ended September 30, 2003
                  (Dollars in thousands, except for unit data)




                                                                 Smith Barney
                                                                 International   Smith Barney    Smith Barney     UBS Tactical
                                                  Smith Barney       All Cap         Large          Money             Asset
                                                   High Income       Growth        Cap Value        Market         Allocation
                                                 --------------  --------------  --------------  --------------  --------------

Net invest income (loss)
Income:
  Dividends                                      $           -  $            -   $           -   $           1   $          15
                                                 --------------  --------------  --------------  --------------  --------------
Total investment income                                      -               -               -               1              15

Expenses:
  Mortality and expense risk and
    other charges                                            3               2               4               1              23
  Annual administrative charges                              -               -               1               -               -
  Minimum death benefit guarantee charges                    -               -               -               -               -
  Contingent deferred sales charges                          -               -               -               8               -
  Other contract charges                                     -               -               -               -               -
                                                 --------------  --------------  --------------  --------------  --------------
Total expenses                                               3               2               5               9              23
                                                 --------------  --------------  --------------  --------------  --------------

Net investment income (loss)                                (3)             (2)             (5)             (8)             (8)

Realized and unrealized gain (loss
  on investments
Net realized gain (loss) on investments                    (74)            (23)            (37)              -             (42)
Net unrealized appreciation (depreciation)
  of investments                                           131              48              77               -             272
                                                 --------------  --------------  --------------  --------------  --------------
Net increase (decrease) in net assets
  resulting from operations                      $          54   $          23   $          35   $          (8)  $         222
                                                 ==============  ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                                    AIM V.I.
                                                                    AIM V.I.        AIM V.I.         Dent
                                                                    Capital           Core        Demographic       AIM V.I.
                                                                  Appreciation       Equity          Trends          Growth
                                                                 --------------  --------------  --------------  --------------
Net assets at January 1, 2002                                    $           -   $           -   $       3,550   $         443

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               -               -            (159)            (11)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -               -          (1,222)           (108)
  Net unrealized appreciation (depreciation) of
    investments                                                             (7)             (3)         (2,117)           (102)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       (7)             (3)         (3,498)           (221)

Changes from contract transactions:
  Purchase payments                                                         24              41           9,229             663
  Contract distributions and terminations                                    -               -            (223)            (18)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                     10               3           2,287             (19)
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                    34              44          11,283             626
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                   27              41           7,785             405
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                             27              41          11,335             848

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               -              (1)           (369)            (12)
  Net realized gain (loss) on investments
    and capital gains distributions                                         (6)              -            (738)            (62)
  Net unrealized appreciation (depreciation) of
    investments                                                              6              14           5,002             237
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                        -              13           3,895             163

Changes from contract transactions:
  Purchase payments                                                         37              97          15,481             599
  Contract distributions and terminations                                    -               -            (570)            (30)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                     (6)              4          10,311             179
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                    31             101          25,222             748
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                   31             114          29,117             911
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $          58   $         155   $      40,452   $       1,759
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                   Alliance         Alliance
                                                                     AIM V.I.      Bernstein        Bernstein       Alliance
                                                                     Premier      Growth and         Premier        Bernstein
                                                                     Equity         Income           Growth           Value
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $       4,653   $       1,091   $         595

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               -              86             (26)            (24)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -             (72)           (413)            (19)
  Net unrealized appreciation (depreciation) of
    investments                                                             (7)         (1,016)           (166)           (241)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       (7)         (1,002)           (605)           (284)

Changes from contract transactions:
  Purchase payments                                                         69           3,457             942           1,019
  Contract distributions and terminations                                    -            (100)            (74)            (44)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                     18             722             740           1,423
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                    87           4,079           1,608           2,398
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                   80           3,077           1,003           2,114
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                             80           4,730           2,094           2,709

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                              (1)            (19)            (33)            (17)
  Net realized gain (loss) on investments
    and capital gains distributions                                         (7)           (142)             26             (78)
  Net unrealized appreciation (depreciation) of
    investments                                                             15           1,003             300             528
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                        7             842             293             433

Changes from contract transactions:
  Purchase payments                                                         60           1,600             510           1,314
  Contract distributions and terminations                                    -            (214)            (83)           (206)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    (16)          1,012             427             946
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                    44           2,398             854           2,054
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                   51           3,240           1,147           2,487
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $         131   $       7,970   $       3,241   $       5,196
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                 Fidelity(R) VIP Fidelity(R) VIP   Fidelity(R)     Fidelity(R)
                                                                  Contrafund(R)  Equity-Income     VIP Growth     VIP Overseas
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $       1,183   $       1,949   $         693   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                             (35)            (53)           (130)              -
  Net realized gain (loss) on investments
    and capital gains distributions                                        (35)         (1,606)           (725)              -
  Net unrealized appreciation (depreciation) of
    investments                                                           (331)             62          (1,237)              -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                     (401)         (1,597)         (2,092)              -

Changes from contract transactions:
  Purchase payments                                                      3,038          12,283          13,555               9
  Contract distributions and terminations                                  (57)           (287)           (197)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    675          11,503          11,253               -
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 3,656          23,499          24,611               9
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                3,255          21,902          22,519               9
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                          4,438          23,851          23,212               9

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                             (69)           (277)           (869)              -
  Net realized gain (loss) on investments
    and capital gains distributions                                         (2)           (856)            139               5
  Net unrealized appreciation (depreciation) of
    investments                                                          1,196           4,744           9,386               1
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                    1,125           5,323           8,656               6

Changes from contract transactions:
  Purchase payments                                                      6,251          41,273          56,344              98
  Contract distributions and terminations                                 (118)         (1,178)         (1,290)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                  1,612          18,091          36,308             (81)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 7,745          58,186          91,362              17
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                8,870          63,509         100,018              23
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $      13,308   $      87,360   $     123,230   $          32
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                    Franklin
                                                                    Small Cap                      Galaxy VIP      Galaxy VIP
                                                                      Value        Greenwich         Asset         Growth and
                                                                   Securities     Appreciation     Allocation        Income
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $         723   $       1,260   $         201

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               -               -               4              (2)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -             (11)           (192)             (5)
  Net unrealized appreciation (depreciation) of
    investments                                                             (3)           (130)            (40)            (42)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       (3)           (141)           (228)            (49)

Changes from contract transactions:
  Purchase payments                                                         20              15               1               4
  Contract distributions and terminations                                    -              (5)            (25)            (14)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                      -              (3)           (377)            (20)
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                    20               7            (401)            (30)
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                   17            (134)           (629)            (79)
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                             17             589             631             122

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               -              (7)              1               -
  Net realized gain (loss) on investments
    and capital gains distributions                                          -             (15)           (237)            (53)
  Net unrealized appreciation (depreciation) of
    investments                                                              6              80             245              49
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                        6              58               9              (4)

Changes from contract transactions:
  Purchase payments                                                        178               5               -               -
  Contract distributions and terminations                                    -             (18)            (23)             (2)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                     (1)            (29)           (617)           (116)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   177             (42)           (640)           (118)
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  183              16            (631)           (122)
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $         200   $         605   $           -   $           -
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                   Galaxy VIP      Galaxy VIP        ING GET        ING GET
                                                                  High Quality      Small Co.         Fund-          Fund-
                                                                      Bond           Growth         Series N        Series P
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $         152   $          84   $      30,868   $     153,045

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               4              (1)           (225)         (1,613)
  Net realized gain (loss) on investments
    and capital gains distributions                                          2              (7)              1             (70)
  Net unrealized appreciation (depreciation) of
    investments                                                              3             (23)           (538)         (1,644)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                        9             (31)           (762)            (39)

Changes from contract transactions:
  Purchase payments                                                          -              12              (8)           (437)
  Contract distributions and terminations                                   (4)             (5)           (792)         (3,496)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    (27)             (3)           (645)         (5,227)
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   (31)              4          (1,445)         (9,160)
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                   22             (27)         (2,207)         (9,199)
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                            130              57          28,661         143,846

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               1               -             268            (347)
  Net realized gain (loss) on investments
    and capital gains distributions                                          5             (37)             65             784
  Net unrealized appreciation (depreciation) of
    investments                                                             (7)             34             132              73
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       (1)             (3)            465             510

Changes from contract transactions:
  Purchase payments                                                          -               -              (9)            (67)
  Contract distributions and terminations                                    -              (1)           (656)         (3,795)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                   (129)            (53)         (2,831)        (21,194)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                  (129)            (54)         (3,496)        (21,194)
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                 (130)            (57)         (3,031)        (24,546)
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $           -   $           -   $      25,630   $     119,300
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                    ING GET         ING GET         ING GET         ING GET
                                                                     Fund-           Fund-           Fund-           Fund-
                                                                    Series Q        Series R        Series S        Series T
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $       1,904   $           -   $           -   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                             335             320            (132)           (298)
  Net realized gain (loss) on investments
    and capital gains distributions                                         (3)             48             (15)              8
  Net unrealized appreciation (depreciation) of
    investments                                                            217           1,356           1,013           2,300
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                      549           1,724             866           2,010

Changes from contract transactions:
  Purchase payments                                                      2,717           2,413           3,067           6,518
  Contract distributions and terminations                               (2,304)         (2,081)         (1,591)           (152)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                166,163         168,470         216,928         229,572
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                               166,576         168,802         218,404         235,938
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                              167,125         170,526         219,270         237,948
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                        169,029         170,526         219,270         237,948

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                          (2,625)         (2,604)         (3,177)         (3,283)
  Net realized gain (loss) on investments
    and capital gains distributions                                      1,137           1,444           2,012           3,054
  Net unrealized appreciation (depreciation) of
    investments                                                          5,132           5,219           6,369           5,092
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                    3,644           4,059           5,204           4,863

Changes from contract transactions:
  Purchase payments                                                       (115)            (52)            (71)           (240)
  Contract distributions and terminations                               (5,419)         (3,143)         (4,077)         (5,455)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                (28,713)        (30,683)        (47,171)        (66,984)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                               (34,247)        (33,878)        (51,319)        (72,679)
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                              (30,603)        (29,819)        (46,115)        (67,816)
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $     138,426   $     140,707   $     173,155   $     170,132
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                                                    ING GET
                                                                                                    ING GET        U.S. Core
                                                                    ING GET          ING GET       U.S. Core       Portfolio-
                                                                     Fund-            Fund-        Portfolio-       Series 2
                                                                    Series U         Series V       Series 1      (Guaranteed)
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $           -   $           -   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               -               -               -               -
  Net realized gain (loss) on investments
    and capital gains distributions                                          -               -               -               -
  Net unrealized appreciation (depreciation) of
    investments                                                              -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                        -               -               -               -

Changes from contract transactions:
  Purchase payments                                                        466               -               -               -
  Contract distributions and terminations                                    -               -               -               -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    582               -               -               -
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 1,048               -               -               -
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                1,048               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                          1,048               -               -               -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                          (2,758)         (2,605)           (331)             (1)
  Net realized gain (loss) on investments
    and capital gains distributions                                      4,539            (598)              5               -
  Net unrealized appreciation (depreciation) of
    investments                                                          7,571          (9,327)          1,041               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                    9,352         (12,530)            715              (1)

Changes from contract transactions:
  Purchase payments                                                      5,929          12,269           6,002              96
  Contract distributions and terminations                               (2,550)         (2,437)           (374)            (10)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                164,794         363,136         231,286           2,106
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                               168,173         372,968         236,914           2,192
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                              177,525         360,438         237,629           2,191
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $     178,573   $     360,438   $     237,629   $       2,191
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                    ING AIM                       ING Alliance
                                                                     ING AIM        Mid-Cap       ING Alliance       Mid-Cap
                                                                     Mid-Cap        Growth           Mid-Cap         Growth
                                                                     Growth         Advisor          Growth         Advisor
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $     259,382   $           -   $     395,434   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                          (3,672)              -          (5,491)              -
  Net realized gain (loss) on investments
    and capital gains distributions                                   (113,239)              -        (211,562)              -
  Net unrealized appreciation (depreciation) of
    investments                                                         38,088              (1)         97,211              (6)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                  (78,823)             (1)       (119,842)             (6)

Changes from contract transactions:
  Purchase payments                                                     15,000              61          22,649             150
  Contract distributions and terminations                               (9,725)              -         (16,524)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                (45,983)             18         (34,948)              4
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   1               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                               (40,707)             79         (28,823)            154
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                             (119,530)             78        (148,665)            148
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                        139,852              78         246,769             148

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                          (2,261)            (11)         (4,265)            (13)
  Net realized gain (loss) on investments
    and capital gains distributions                                      8,989               3          14,705               7
  Net unrealized appreciation (depreciation) of
    investments                                                         27,030             127          90,661             253
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                   33,758             119         101,101             247

Changes from contract transactions:
  Purchase payments                                                     17,220           1,504          25,377           1,816
  Contract distributions and terminations                               (5,661)             (3)        (13,228)             (1)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                 (2,861)             58          20,263             234
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 8,698           1,559          32,412           2,049
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               42,456           1,678         133,513           2,296
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $     182,308   $       1,756   $     380,282   $       2,444
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                                                   ING Capital
                                                                  ING American    ING American    ING American      Guardian
                                                                      Funds          Funds           Funds          Large Cap
                                                                     Growth      Growth-Income    International       Value
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $           -   $           -   $     275,489

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               -               -               -          (4,985)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -               -               -         (12,529)
  Net unrealized appreciation (depreciation) of
    investments                                                              -               -               -         (66,466)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                        -               -               -         (83,980)

Changes from contract transactions:
  Purchase payments                                                          -               -               -          90,790
  Contract distributions and terminations                                    -               -               -         (11,843)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                      -               -               -          25,232
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                     -               -               -         104,179
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                    -               -               -          20,199
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                              -               -               -         295,688

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                             (12)             (9)             (2)         (5,434)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -               -               3          (4,567)
  Net unrealized appreciation (depreciation) of
    investments                                                           (513)           (257)            (57)         70,125
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                     (525)           (266)            (56)         60,124

Changes from contract transactions:
  Purchase payments                                                      5,473           4,676           1,948         (79,043)
  Contract distributions and terminations                                   (7)             (5)              -         (12,560)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                 10,186           8,130           2,479          33,295
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                15,652          12,801           4,427          99,778
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               15,127          12,535           4,371         159,902
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $      15,127   $      12,535   $       4,371   $     455,590
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                  ING Capital                      ING Capital
                                                                    Guardian      ING Capital       Guardian
                                                                    Large Cap      Guardian          Managed       ING Capital
                                                                      Value         Managed          Global         Guardian
                                                                     Advisor        Global           Advisor        Small Cap
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $     250,388   $           -   $     480,513

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                              (1)         (3,977)              -          (7,335)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -          (2,654)              -         (87,705)
  Net unrealized appreciation (depreciation) of
    investments                                                            (14)        (50,119)             (2)        (39,390)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                      (15)        (56,750)             (2)       (134,430)

Changes from contract transactions:
  Purchase payments                                                        307          48,234              31          64,429
  Contract distributions and terminations                                    -         (12,917)              -         (23,540)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                     41          (5,872)             21         (45,826)
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               1               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   348          29,446              52          (4,937)
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  333         (27,304)             50        (139,367)
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                            333         223,084              50         341,146

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                             (40)         (3,456)             (6)         (5,365)
  Net realized gain (loss) on investments
    and capital gains distributions                                        (32)         (2,801)              8         (18,250)
  Net unrealized appreciation (depreciation) of
    investments                                                            496          46,677              66          98,880
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                      424          40,420              68          75,265

Changes from contract transactions:
  Purchase payments                                                      4,080          35,583             844          41,174
  Contract distributions and terminations                                 (460)         (8,721)            (33)        (12,700)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    355           1,958              46           5,240
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 3,975          28,820             857          33,714
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                4,399          69,240             925         108,979
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $       4,732   $     292,324   $         975   $     450,125
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                  ING Capital                         ING
                                                                    Guardian          ING           Developing      ING Eagle
                                                                   Small Cap       Developing         World        Asset Value
                                                                     Advisor         World           Advisor          Equity
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $      71,466   $           -   $     199,039

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               -          (1,356)              -          (2,233)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -           1,932               -         (11,165)
  Net unrealized appreciation (depreciation) of
    investments                                                              1          (8,556)             (2)        (27,107)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                        1          (7,980)             (2)        (40,505)

Changes from contract transactions:
  Purchase payments                                                         85          11,601              81          24,266
  Contract distributions and terminations                                    -          (4,659)              -          (9,725)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    235         (10,428)              -             164
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               1               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   320          (3,486)             81          14,705
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  321         (11,466)             79         (25,800)
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                            321          60,000              79         173,239

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                             (16)           (885)             (6)         (2,409)
  Net realized gain (loss) on investments
    and capital gains distributions                                          1          (2,630)              2          (8,550)
  Net unrealized appreciation (depreciation) of
    investments                                                            197          18,404             143          25,221
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                      182          14,889             139          14,262

Changes from contract transactions:
  Purchase payments                                                      1,634           8,037             700          15,891
  Contract distributions and terminations                                   (5)         (2,362)              -          (6,914)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    169            (188)            133         (13,110)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 1,798           5,487             833          (4,133)
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                1,980          20,376             972          10,129
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $       2,301   $      80,376   $       1,051   $     183,368
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                   ING Eagle                         ING FMR          ING
                                                                  Asset Value        ING FMR       Diversified    Goldman Sachs
                                                                    Equity         Diversified       Mid-Cap        Internet
                                                                    Advisor          Mid-Cap         Advisor       Tollkeeper
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $      57,814   $           -   $       5,389

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               1          (1,405)              -            (169)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -          (1,645)              -          (3,259)
  Net unrealized appreciation (depreciation) of
    investments                                                             (3)        (16,949)             (4)             32
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       (2)        (19,999)             (4)         (3,396)

Changes from contract transactions:
  Purchase payments                                                         62          38,230             136           7,425
  Contract distributions and terminations                                    -          (3,572)              -            (281)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                     47          18,686              88           3,665
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   109          53,344             224          10,809
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  107          33,345             220           7,413
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                            107          91,159             220          12,802

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                              (7)         (1,694)            (20)           (364)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -            (976)              -             571
  Net unrealized appreciation (depreciation) of
    investments                                                             48          18,666             222           3,484
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       41          15,996             202           3,691

Changes from contract transactions:
  Purchase payments                                                        560          29,839           2,097          13,529
  Contract distributions and terminations                                   (3)         (2,745)            (17)           (596)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                     49           1,444             144           7,411
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   606          28,538           2,224          20,344
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  647          44,534           2,426          24,035
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $         754   $     135,693   $       2,426   $      36,837
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                      ING
                                                                 Goldman Sachs                        ING
                                                                   Internet           ING            Hard
                                                                  Tollkeeper          Hard          Assets           ING
                                                                    Advisor          Assets         Advisor      International
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $      33,209   $           -   $     144,061

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               -            (642)              -          (1,510)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -          (2,333)              -         (18,218)
  Net unrealized appreciation (depreciation) of
    investments                                                             (4)         (1,937)              1          (1,709)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       (4)         (4,912)              1         (21,437)

Changes from contract transactions:
  Purchase payments                                                         42          10,388              63          15,966
  Contract distributions and terminations                                    -          (2,996)              -          (6,869)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                     15          32,064              33         (11,244)
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                    57          39,456              96          (2,147)
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                   53          34,544              96         (23,584)
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                             53          67,753              97         120,477

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                              (7)         (1,032)            (10)         (1,746)
  Net realized gain (loss) on investments
    and capital gains distributions                                          6          (3,190)              1          14,759
  Net unrealized appreciation (depreciation) of
    investments                                                             45          20,073             205           2,937
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       44          15,851             196          15,950

Changes from contract transactions:
  Purchase payments                                                      1,180           8,950           1,128          13,786
  Contract distributions and terminations                                  (62)         (3,673)              -          (3,913)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    217           6,952             179          (4,637)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 1,335          12,229           1,307           5,236
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                1,379          28,080           1,503          21,186
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $       1,432   $      95,833   $       1,600   $     141,663
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                                      ING
                                                                      ING              ING       Janus Growth
                                                                 International    Janus Growth    and Income        ING Janus
                                                                    Advisor        and Income       Advisor      Special Equity
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $      92,720   $           -   $      24,325

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               1          (1,869)              -            (504)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -          (4,040)              -          (1,565)
  Net unrealized appreciation (depreciation) of
    investments                                                              -         (22,039)            (15)         (6,229)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                        1         (27,948)            (15)         (8,298)

Changes from contract transactions:
  Purchase payments                                                        218          55,155             541           6,311
  Contract distributions and terminations                                    -          (4,880)              -            (834)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                     35          15,298              61             290
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   253          65,573             602           5,767
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  254          37,625             587          (2,531)
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                            254         130,345             587          21,794

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                             (24)         (2,531)            (49)           (429)
  Net realized gain (loss) on investments
    and capital gains distributions                                          2            (879)              4            (704)
  Net unrealized appreciation (depreciation) of
    investments                                                            327          16,107             266           7,982
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                      305          12,697             221           6,849

Changes from contract transactions:
  Purchase payments                                                      2,262          48,575           4,335           7,416
  Contract distributions and terminations                                   (5)         (4,085)            (36)           (718)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    189          13,867             319           6,838
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 2,446          58,357           4,618          13,536
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                2,751          71,054           4,839          20,385
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $       3,005   $     201,399   $       5,426   $      42,179
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                                  ING Jennison    ING JPMorgan
                                                                    ING Janus    ING Jennison        Equity          Fleming
                                                                 Special Equity     Equity       Opportunities      Small Cap
                                                                     Advisor     Opportunities       Advisor         Equity
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $     440,209   $           -   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               -          (5,971)              -             (56)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -        (150,767)              -             (90)
  Net unrealized appreciation (depreciation) of
    investments                                                             (1)         21,921               -            (411)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       (1)       (134,817)              -            (557)

Changes from contract transactions:
  Purchase payments                                                         36          34,448              32           5,453
  Contract distributions and terminations                                    -         (17,174)              -            (116)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                     21         (41,715)              2           4,710
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               3               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                    57         (24,438)             34          10,047
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                   56        (159,255)             34           9,490
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                             56         280,954              34           9,490

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                              (3)         (3,859)             (7)           (327)
  Net realized gain (loss) on investments
    and capital gains distributions                                          3         (47,580)              1             (85)
  Net unrealized appreciation (depreciation) of
    investments                                                             40          83,764              79           4,046
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       40          32,325              73           3,634

Changes from contract transactions:
  Purchase payments                                                        276           9,978             813          18,769
  Contract distributions and terminations                                   (5)        (11,857)             (8)           (255)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                     78         (23,210)            180           9,271
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   349         (25,089)            985          27,785
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  389           7,236           1,058          31,419
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $         445   $     288,190   $       1,092   $      40,909
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                  ING JPMorgan
                                                                    Fleming                           ING              ING
                                                                    Small Cap          ING         Julius Baer       Limited
                                                                     Equity        Julius Baer       Foreign        Maturity
                                                                     Advisor         Foreign         Advisor          Bond
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $           -   $           -   $     364,062

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                              (1)            (24)              -           8,171
  Net realized gain (loss) on investments
    and capital gains distributions                                          -            (285)              -           6,401
  Net unrealized appreciation (depreciation) of
    investments                                                             (9)             29              (1)          9,830
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                      (10)           (280)             (1)         24,402

Changes from contract transactions:
  Purchase payments                                                        462           2,749             166          96,571
  Contract distributions and terminations                                    -             (61)              -         (30,028)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                     59           2,582               -         103,934
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   521           5,270             166         170,477
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  511           4,990             165         194,879
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                            511           4,990             165         558,941

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                             (46)           (167)            (13)         (8,163)
  Net realized gain (loss) on investments
    and capital gains distributions                                          1             952               2           6,819
  Net unrealized appreciation (depreciation) of
    investments                                                            579             632             118           7,967
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                      534           1,417             107           6,623

Changes from contract transactions:
  Purchase payments                                                      5,093           7,325           1,145          92,473
  Contract distributions and terminations                                  (38)           (199)             (2)        (29,014)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    505           5,275             129         (58,349)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 5,560          12,401           1,272           5,110
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                6,094          13,818           1,379          11,733
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $       6,605   $      18,808   $       1,544   $     570,674
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                       ING                             ING
                                                                      ING            Liquid            ING           Marisco
                                                                     Liquid          Assets          Marisco          Growth
                                                                     Assets          Advisor         Growth          Advisor
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $   1,071,485   $           -   $   1,002,892   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                         (35,023)             (2)        (13,950)              -
  Net realized gain (loss) on investments
    and capital gains distributions                                          -               -        (524,085)              -
  Net unrealized appreciation (depreciation) of
    investments                                                              -               -         244,425              (5)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                      (10)             (2)       (293,610)             (5)

Changes from contract transactions:
  Purchase payments                                                    454,243           3,191          56,919              68
  Contract distributions and terminations                             (594,093)              -         (35,962)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                126,567          (1,389)       (170,198)             29
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                               (13,283)          1,802        (149,241)             97
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                              (48,306)          1,800        (442,851)             92
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                      1,023,179           1,800         560,041              92

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                         (27,729)            (69)         (8,747)            (37)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -               -         (13,050)              2
  Net unrealized appreciation (depreciation) of
    investments                                                              -               -         131,609             443
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                  (27,729)            (69)        109,812             408

Changes from contract transactions:
  Purchase payments                                                    309,661           8,215          52,040           4,064
  Contract distributions and terminations                             (436,427)           (421)        (23,310)            (43)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                 58,974          (1,144)         (4,723)          1,010
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                               (67,792)          6,650          24,007           5,031
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                              (95,521)          6,581         133,819           5,439
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $     927,658   $       8,381   $     693,860   $       5,531
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                       ING                            ING
                                                                      ING            Mercury           ING          Mercury
                                                                    Mercury           Focus          Mercury      Fundamental
                                                                     Focus            Value        Fundamental       Growth
                                                                     Value           Advisor         Growth         Advisor
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $           -   $           -   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                             (39)              -             (12)              -
  Net realized gain (loss) on investments
    and capital gains distributions                                       (201)              -             (17)              -
  Net unrealized appreciation (depreciation) of
    investments                                                            (90)             (2)           (114)             (5)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                     (330)             (2)           (143)             (5)

Changes from contract transactions:
  Purchase payments                                                      3,044              23           1,709              99
  Contract distributions and terminations                                  (96)              -             (21)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                  3,313              27           1,197              14
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 6,261              50           2,885             113
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                5,931              48           2,742             108
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                          5,931              48           2,742             108

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                            (154)             (4)            (99)             (5)
  Net realized gain (loss) on investments
    and capital gains distributions                                        (66)              3             (25)              -
  Net unrealized appreciation (depreciation) of
    investments                                                          1,305              29             917              54
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                    1,085              28             793              49

Changes from contract transactions:
  Purchase payments                                                      6,465             353           4,313             339
  Contract distributions and terminations                                 (166)             (1)           (155)             (4)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                  4,039              78           1,907             130
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                10,338             430           6,065             465
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               11,423             458           6,858             514
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $      17,354   $         506   $       9,600   $         622
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                    ING MFS
                                                                     ING MFS        Mid-Cap                         ING MFS
                                                                     Mid-Cap         Growth         ING MFS         Research
                                                                     Growth         Advisor         Research        Advisor
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $     928,290   $           -   $     637,711   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                         (11,581)              -          (7,743)              -
  Net realized gain (loss) on investments
    and capital gains distributions                                   (502,998)              -        (159,946)              -
  Net unrealized appreciation (depreciation) of
    investments                                                         41,552              (9)          3,501              (3)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                 (473,027)             (9)       (164,188)             (3)

Changes from contract transactions:
  Purchase payments                                                     86,280             231          51,406             254
  Contract distributions and terminations                              (30,288)              -         (28,260)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                (75,674)            327         (75,634)             75
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                               (19,682)            558         (52,488)            329
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                             (492,709)            549        (261,676)            326
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                        435,581             549         421,035             326

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                          (7,269)            (45)         (6,233)            (13)
  Net realized gain (loss) on investments
    and capital gains distributions                                    (82,076)             13        (112,102)              3
  Net unrealized appreciation (depreciation) of
    investments                                                        192,868             525         162,272              85
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                  103,523             493          43,937              75

Changes from contract transactions:
  Purchase payments                                                     47,877           4,345          33,995           1,029
  Contract distributions and terminations                              (18,860)             (4)        (17,876)            (12)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    (89)            497         (26,230)             83
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                28,928           4,838         (10,111)          1,100
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                              132,451           5,331          33,826           1,175
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $     568,032   $       5,880   $     454,861   $       1,501
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                    ING MFS                           ING
                                                                    ING MFS          Total            ING            PIMCO
                                                                     Total           Return          PIMCO         Core Bond
                                                                     Return         Advisor        Core Bond        Advisor
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $     793,394   $           -   $     114,996   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                           4,052              17           4,398              15
  Net realized gain (loss) on investments
    and capital gains distributions                                        704               1           2,237               1
  Net unrealized appreciation (depreciation) of
    investments                                                        (67,592)            (29)         10,717              (3)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                  (62,836)            (11)        (17,352)             13

Changes from contract transactions:
  Purchase payments                                                    155,432             976         135,019             872
  Contract distributions and terminations                              (47,311)              -         (11,442)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                (14,587)            (10)        169,200             107
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                               122,708             966         292,777             979
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               59,872             955         310,129             992
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                        853,266             955         425,125             992

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                         (12,953)            (92)         (7,795)           (137)
  Net realized gain (loss) on investments
    and capital gains distributions                                     (1,925)             (6)          9,311              20
  Net unrealized appreciation (depreciation) of
    investments                                                         81,075             498          12,129             292
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                   66,197             400          13,645             175

Changes from contract transactions:
  Purchase payments                                                    130,103           8,813         124,241          12,262
  Contract distributions and terminations                              (40,101)            (16)        (20,703)           (130)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                 26,483           1,453         (27,472)            116
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                               116,485          10,250          76,066          12,248
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                              182,682          10,650          89,711          12,423
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $   1,035,948   $      11,605   $     514,836   $      13,415
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                  ING Salomon                     ING Salomon
                                                                  ING Salomon       Brothers      ING Salomon       Brothers
                                                                   Brothers         All Cap        Brothers        Investors
                                                                    All Cap         Advisor        Investors        Advisor
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $     299,314   $           -   $      91,400   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                          (5,038)              -          (1,156)              1
  Net realized gain (loss) on investments
    and capital gains distributions                                    (14,267)              -          (2,693)              -
  Net unrealized appreciation (depreciation) of
    investments                                                        (74,887)             (1)        (23,933)              -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                  (94,192)             (1)        (27,782)              1

Changes from contract transactions:
  Purchase payments                                                     83,489             136          33,925             872
  Contract distributions and terminations                              (12,299)              -          (3,916)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                (28,572)             41          (1,491)             107
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                42,618             177          28,518             296
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                              (51,574)            176             736             297
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                        247,740             176          92,136             297

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                          (4,421)            (25)         (1,535)             (7)
  Net realized gain (loss) on investments
    and capital gains distributions                                     (7,397)              2          (4,178)              -
  Net unrealized appreciation (depreciation) of
    investments                                                         63,667             298          18,417              66
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                   51,849             275          12,704              59

Changes from contract transactions:
  Purchase payments                                                     45,710           2,848          16,648             349
  Contract distributions and terminations                               (8,941)             (5)         (3,229)            (10)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                 15,177             340          (2,121)            105
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                51,946           3,183          11,298             444
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                              103,795           3,458          24,002             503
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $     351,535   $       3,634   $     116,138   $         800
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                      ING
                                                                       ING        T. Rowe Price                       ING
                                                                  T. Rowe Price      Capital         ING         T. Rowe Price
                                                                     Capital      Appreciation   T. Rowe Price    Equity Income
                                                                  Appreciation       Advisor     Equity Income      Advisor
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $     644,971   $           -   $     416,763   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                          (1,345)              9          (1,888)              6
  Net realized gain (loss) on investments
    and capital gains distributions                                     13,721               9         (13,856)              3
  Net unrealized appreciation (depreciation) of
    investments                                                        (34,916)            (20)        (56,537)            (20)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                  (22,540)             (2)        (72,281)            (11)

Changes from contract transactions:
  Purchase payments                                                    223,105             900          85,631             591
  Contract distributions and terminations                              (43,624)              -         (20,848)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                133,166              (4)            403              60
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   1               -               2               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                               312,648             896          65,188             651
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                              290,108             894          (7,093)            640
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                        935,079             894         709,670             640

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                         (14,505)           (101)         (6,243)            (57)
  Net realized gain (loss) on investments
    and capital gains distributions                                      3,824              30          (3,791)            (10)
  Net unrealized appreciation (depreciation) of
    investments                                                        106,633             791          49,307             445
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                   95,952             720          39,273             378

Changes from contract transactions:
  Purchase payments                                                    169,599          10,288          83,313           5,526
  Contract distributions and terminations                              (43,537)           (189)        (17,564)             (6)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                 (4,652)          1,101           9,408             661
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                               121,410          11,200          75,157           6,181
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                              217,362          11,920         114,430           6,559
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $   1,152,441   $      12,814   $     524,100   $       7,199
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                                                       ING
                                                                                    ING UBS           ING           Van Kampen
                                                                    ING UBS      U.S. Balanced     Van Kampen     Equity Growth
                                                                 U.S. Balanced       Advisor      Equity Growth       Advisor
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $      49,242   $           -   $           -   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                            (511)              -             (19)             (1)
  Net realized gain (loss) on investments
    and capital gains distributions                                     (2,018)              -             (88)              -
  Net unrealized appreciation (depreciation) of
    investments                                                         (8,019)              -            (170)            (22)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                  (10,548)              -            (277)            (23)

Changes from contract transactions:
  Purchase payments                                                     11,948               -           2,518             468
  Contract distributions and terminations                               (2,730)              -             (48)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                   (671)              -           2,169              13
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 8,547               -           4,639             481
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               (2,001)              -           4,362             458
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                         47,241               -           4,362             458

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                            (734)              -            (172)            (32)
  Net realized gain (loss) on investments
    and capital gains distributions                                     (1,346)              -             (37)              1
  Net unrealized appreciation (depreciation) of
    investments                                                          5,411               -           1,230             194
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                    3,331               -           1,021             163

Changes from contract transactions:
  Purchase payments                                                      5,042             288          10,441           3,234
  Contract distributions and terminations                               (1,536)              -            (155)            (12)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                  2,346              30           4,808             467
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 5,852             318          15,094           3,689
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                9,183             318          16,115           3,852
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $      56,424   $         318   $      20,477   $       4,310
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                      ING                             ING
                                                                      ING          Van Kampen         ING          Van Kampen
                                                                   Van Kampen        Global        Van Kampen      Growth and
                                                                     Global        Franchise       Growth and        Income
                                                                   Franchise        Advisor          Income         Advisor
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $           -   $     732,049   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                             (84)             (1)         (6,430)              5
  Net realized gain (loss) on investments
    and capital gains distributions                                       (154)              -          (9,833)              1
  Net unrealized appreciation (depreciation) of
    investments                                                           (208)              6        (100,836)             12
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                     (446)              5        (117,099)             (6)

Changes from contract transactions:
  Purchase payments                                                      7,816             690          44,218             960
  Contract distributions and terminations                                 (161)              -         (36,216)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                  7,461              13         (68,345)             36
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               1               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                15,116             703         (60,342)            996
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               14,670             708        (177,441)            990
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                         14,670             708         554,608             990

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                            (383)            (74)         (7,761)           (123)
  Net realized gain (loss) on investments
    and capital gains distributions                                        106              (3)        (15,775)             (3)
  Net unrealized appreciation (depreciation) of
    investments                                                          2,951             670          83,753           1,041
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                    2,674             593          60,217             915

Changes from contract transactions:
  Purchase payments                                                     18,244           7,197          45,329          12,238
  Contract distributions and terminations                                 (422)            (81)        (25,535)           (239)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                  5,321           1,235         (17,341)          1,610
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                23,143           8,351           2,453          13,609
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               25,817           8,944          62,670          14,524
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $      40,487   $       9,652   $     617,278   $      15,514
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                      ING
                                                                      ING          Van Kampen      ING Alger
                                                                   Van Kampen     Real Estate      Aggressive       ING Alger
                                                                  Real Estate       Advisor          Growth          Growth
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $     126,169   $           -   $           -   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                           3,164               7               -               -
  Net realized gain (loss) on investments
    and capital gains distributions                                      5,522               2               -               -
  Net unrealized appreciation (depreciation) of
    investments                                                        (16,719)             (2)              -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                   (8,033)              5               -               -

Changes from contract transactions:
  Purchase payments                                                     44,924             243               -              43
  Contract distributions and terminations                               (8,734)              -               -               -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                 33,281              26               -               -
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                69,471             269               -              43
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               61,438             276               -              39
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                        187,607             276               -              39

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                          (3,138)            (32)             (1)              -
  Net realized gain (loss) on investments
    and capital gains distributions                                       (510)              1               -               -
  Net unrealized appreciation (depreciation) of
    investments                                                         54,474             538              20              10
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                   50,826             507              19              10

Changes from contract transactions:
  Purchase payments                                                     37,307           3,038             308              67
  Contract distributions and terminations                               (8,960)             (4)              -              (1)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                 13,991             535              15               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                42,338           3,569             323              66
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               93,164           4,076             342              76
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $     280,771   $       4,352   $         342   $         115
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                      ING
                                                                    American          ING
                                                                    Century          Baron        ING JPMorgan    ING JPMorgan
                                                                   Small Cap        Small Cap        Fleming         Mid Cap
                                                                     Value           Growth       International       Value
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $           -   $           -   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               -               -               -               -
  Net realized gain (loss) on investments
    and capital gains distributions                                          -               -               -              (4)
  Net unrealized appreciation (depreciation) of
    investments                                                              -               -               -               7
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                        -               -               -               3

Changes from contract transactions:
  Purchase payments                                                          2               -               7             140
  Contract distributions and terminations                                    -               -               -               -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                      -               -               -             158
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                     2               -               7             298
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                    2               -               7             301
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                              2               -               7             301

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               -              (1)              -             (10)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -               -              13               7
  Net unrealized appreciation (depreciation) of
    investments                                                             10              30             (27)            116
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       10              29             (14)            113

Changes from contract transactions:
  Purchase payments                                                        112             477             693           1,126
  Contract distributions and terminations                                   (1)              -              (3)             (8)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                      -              15           1,416           1,303
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   111             492           2,106           2,421
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  121             521           2,092           2,534
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $         123   $         521   $       2,099   $       2,835
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                      ING             ING
                                                                     MFS(R)          MFS(R)
                                                                    Capital         Capital           ING             ING
                                                                 Opportunities   Opportunities    MFS(R) Global   MFS Research
                                                                (Initial Class)  (Service Class)     Growth         Equity
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $         698   $           -   $           -   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                             (17)              -               -               -
  Net realized gain (loss) on investments
    and capital gains distributions                                        (59)              -               -               -
  Net unrealized appreciation (depreciation) of
    investments                                                           (329)            (13)              -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                     (405)            (13)              -               -

Changes from contract transactions:
  Purchase payments                                                        717              85              66               -
  Contract distributions and terminations                                  (25)              -               -               -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    295               -               9               -
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   987              85              75               -
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  582              72              75               -
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                          1,280              72              75               -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                             (15)             (1)             (3)              -
  Net realized gain (loss) on investments
    and capital gains distributions                                        (99)              -              11               -
  Net unrealized appreciation (depreciation) of
    investments                                                            289              20              38               4
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                      175              19              46               4

Changes from contract transactions:
  Purchase payments                                                        336             192             277              80
  Contract distributions and terminations                                  (38)              -              (6)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    116               -             176               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   414             192             447              80
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  589             211             493              84
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $       1,869   $         283   $         568   $          84
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                                  ING Salomon      ING Salomon
                                                                   ING OpCap                        Brothers         Brothers
                                                                    Balanced       ING PIMCO       Aggressive      Fundamental
                                                                     Value        Total Return       Growth           Value
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $           -   $           -   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               -              13               -               -
  Net realized gain (loss) on investments
    and capital gains distributions                                          -               1               -               -
  Net unrealized appreciation (depreciation) of
    investments                                                             (5)             (5)              -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       (5)             (9)              -               -

Changes from contract transactions:
  Purchase payments                                                        131             585               -               9
  Contract distributions and terminations                                    -               -               -               -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                      -              (1)              -               -
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   131             584               -               9
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  126             593               -               9
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                            126             593               -               9

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               5               2              (2)              4
  Net realized gain (loss) on investments
    and capital gains distributions                                          -               2              10               -
  Net unrealized appreciation (depreciation) of
    investments                                                             25              26             (65)             13
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       60              30             (57)             17

Changes from contract transactions:
  Purchase payments                                                        124             998           1,235             360
  Contract distributions and terminations                                    -             (46)              -               -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                     42            (126)          1,298              42
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   166             826           2,533             402
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  196             856           2,476             419
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $         322   $       1,449   $       2,476   $         428
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                  ING Salomon         ING
                                                                    Brothers     T. Rowe Price      ING UBS           ING
                                                                   Investors         Growth      Tactical Asset    Van Kampen
                                                                     Value           Equity        Allocation       Comstock
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $           -   $           -   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               -               -               -               2
  Net realized gain (loss) on investments
    and capital gains distributions                                          -               -               -               -
  Net unrealized appreciation (depreciation) of
    investments                                                              -             (19)              -               7
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                        -             (19)              -               9

Changes from contract transactions:
  Purchase payments                                                          4             163               -           1,591
  Contract distributions and terminations                                    -               -               -             (13)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                      -               -               2             150
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                     4             163               2           1,728
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                    4             144               2           1,737
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                              4             144               2           1,737

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               1              (2)              -            (174)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -              (2)              -              37
  Net unrealized appreciation (depreciation) of
    investments                                                              4             104               3           1,716
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                        5             100               3           1,579

Changes from contract transactions:
  Purchase payments                                                        242           1,428              43          18,950
  Contract distributions and terminations                                   (1)            (12)             (2)           (614)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                     42              40               -           2,303
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   283           1,456              41          20,639
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  288           1,556              44          22,218
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $         292   $       1,700   $          46   $      23,955
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                    ING VIT
                                                                   Worldwide         ING VP         ING VP           ING VP
                                                                     Growth         Balanced         Bond            Growth
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $      20,014   $           -   $           -   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                            (536)              -           1,106               -
  Net realized gain (loss) on investments
    and capital gains distributions                                     (2,830)              -             134               -
  Net unrealized appreciation (depreciation) of
    investments                                                         (4,792)              -            (195)             (5)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                   (8,158)              -          (1,045)             (5)

Changes from contract transactions:
  Purchase payments                                                     15,820               -          11,426              51
  Contract distributions and terminations                                 (673)              -            (720)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    355               -          37,839               -
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                15,502               -          48,545              51
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                7,344               -          49,590              46
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                         27,358               -          49,590              46

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                            (535)             (1)            174              (1)
  Net realized gain (loss) on investments
    and capital gains distributions                                     (1,359)              -           1,042               1
  Net unrealized appreciation (depreciation) of
    investments                                                          6,537              10             855              14
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                    4,643               9           2,071              14

Changes from contract transactions:
  Purchase payments                                                     10,202             677          30,405             201
  Contract distributions and terminations                                 (853)              -          (3,153)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    347              10             855              14
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 9,696             677          20,518             207
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               14,339             686          22,589             221
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $      41,697   $         686   $      72,179   $         267
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                     ING VP          ING VP          ING VP         ING VP
                                                                   Index Plus      Index Plus      Index Plus    International
                                                                    LargeCap         MidCap         SmallCap        Equity
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $         812   $         820   $         680   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                             (31)            (48)            (32)              -
  Net realized gain (loss) on investments
    and capital gains distributions                                       (505)           (505)           (394)              -
  Net unrealized appreciation (depreciation) of
    investments                                                           (104)           (180)            (90)              -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                     (640)           (733)           (516)              -

Changes from contract transactions:
  Purchase payments                                                      3,070           4,161           3,269               -
  Contract distributions and terminations                                  (85)            (74)            (43)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                  1,432           1,735             615               -
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 4,417           5,822           3,841               -
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                3,777           5,089           3,325               -
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                          4,589           5,909           4,005               -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               2             (60)            (58)              -
  Net realized gain (loss) on investments
    and capital gains distributions                                        117            (116)             45               -
  Net unrealized appreciation (depreciation) of
    investments                                                            569           1,315             956               7
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                      688           1,139             943               7

Changes from contract transactions:
  Purchase payments                                                     18,894           4,474           2,915               -
  Contract distributions and terminations                                 (271)           (110)            (73)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                 11,381             194             451               7
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                30,004           4,558           3,293              50
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               30,692           5,697           4,236              57
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $      35,281   $      11,606   $       8,241   $          57
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                     ING VP          ING VP                          ING VP
                                                                     Small           Value           ING VP        Growth and
                                                                    Company       Opportunity      Convertible       Income
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $         298   $         194   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               -             (12)             12               -
  Net realized gain (loss) on investments
    and capital gains distributions                                         (5)            (45)            (15)              -
  Net unrealized appreciation (depreciation) of
    investments                                                            (53)           (250)            (53)              -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                      (58)           (307)            (56)              -

Changes from contract transactions:
  Purchase payments                                                        237             981             673               -
  Contract distributions and terminations                                    -             (24)            (11)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    (23)            138             234               -
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   214           1,095             896               -
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  156             788             840               -
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                            156           1,086           1,034               -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                              (1)             (6)              2              (2)
  Net realized gain (loss) on investments
    and capital gains distributions                                         (6)            (23)             (5)               -
  Net unrealized appreciation (depreciation) of
    investments                                                             96             145             193               2
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       89             116             190               -

Changes from contract transactions:
  Purchase payments                                                        429             475             824           1,357
  Contract distributions and terminations                                   (3)            (23)            (42)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    (11)             80           1,203               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   415             532           1,985           1,357
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  504             648           2,175           1,357
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $         660   $       1,734   $       3,209   $       1,357
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                    ING VP           ING VP          ING VP          ING VP
                                                                    Growth       International    Large Company     LargeCap
                                                                 Opportunities       Value            Value          Growth
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $       5,219   $           -   $         156   $         533

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                            (170)              -              (1)             (9)
  Net realized gain (loss) on investments
    and capital gains distributions                                       (662)              -             (40)           (292)
  Net unrealized appreciation (depreciation) of
    investments                                                         (2,425)            (10)           (163)            (52)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                   (3,257)            (10)           (204)           (353)

Changes from contract transactions:
  Purchase payments                                                      6,716              52             575               -
  Contract distributions and terminations                                 (246)              -             (15)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                  1,486               -             446             147
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 7,956              52           1,006             826
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                4,699              42             802             473
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                          9,918              42             958           1,006

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                            (217)             (1)            (11)            (15)
  Net realized gain (loss) on investments
    and capital gains distributions                                       (422)             (2)           (110)            (14)
  Net unrealized appreciation (depreciation) of
    investments                                                          2,677              40             253             265
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                    2,038              37             132             236

Changes from contract transactions:
  Purchase payments                                                      6,070             293             519             544
  Contract distributions and terminations                                 (249)             (1)            (89)            (23)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                  2,142             (10)            166             125
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 7,963             282             596             646
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               10,001             319             728             882
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $      19,919   $         361   $       1,686   $       1,888
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                                                     INVESCO
                                                                                    ING VP           ING VP           VIF -
                                                                     ING VP         MidCap          SmallCap        Financial
                                                                    MagnaCap     Opportunities    Opportunities     Services
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $       5,402   $           -   $      14,437   $       2,404

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                             (96)              -            (493)            (96)
  Net realized gain (loss) on investments
    and capital gains distributions                                       (437)              -          (1,185)         (1,999)
  Net unrealized appreciation (depreciation) of
    investments                                                         (2,222)             (4)        (12,282)           (590)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                   (2,755)             (4)        (13,960)         (2,685)

Changes from contract transactions:
  Purchase payments                                                      7,453              16          24,037          11,708
  Contract distributions and terminations                                 (335)              -            (584)           (419)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                  2,573               -           6,188          11,933
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 9,691              16          29,641          23,222
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                6,936              12          15,681          20,537
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                         12,338              12          30,118          22,941

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                            (161)             (1)           (700)           (480)
  Net realized gain (loss) on investments
    and capital gains distributions                                       (231)              -            (603)            690
  Net unrealized appreciation (depreciation) of
    investments                                                          2,321              17          10,840           3,602
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                    1,929              16           9,537           3,812

Changes from contract transactions:
  Purchase payments                                                      4,649             219          21,326          14,700
  Contract distributions and terminations                                 (381)              -            (832)           (809)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    964               3           6,524           6,055
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 5,232             222          27,018          19,946
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                7,161             238          36,555          23,758
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $      19,499   $         250   $      66,673   $      46,699
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                    INVESCO
                                                                     VIF -          INVESCO         INVESCO        Janus Aspen
                                                                     Health          VIF -           VIF -           Series
                                                                    Sciences        Leisure        Utilities        Balanced
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $      10,790   $           -   $         964   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                            (434)            (40)            (28)              6
  Net realized gain (loss) on investments
    and capital gains distributions                                     (4,162)           (157)           (205)             (3)
  Net unrealized appreciation (depreciation) of
    investments                                                         (1,617)             16            (198)            (29)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                   (6,213)           (181)           (431)            (26)

Changes from contract transactions:
  Purchase payments                                                     14,819           4,483           2,753             548
  Contract distributions and terminations                               (1,044)            (74)           (128)             (2)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                 12,206           1,869           4,625             (24)
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                25,981           6,278           7,250             522
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               19,768           6,097           6,819             496
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                         30,558           6,097           7,783             496

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                            (692)           (200)           (186)              8
  Net realized gain (loss) on investments
    and capital gains distributions                                       (186)            (27)           (369)             (1)
  Net unrealized appreciation (depreciation) of
    investments                                                          4,989           1,428           1,271              99
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                    4,111           1,201             716             106

Changes from contract transactions:
  Purchase payments                                                     25,291          10,475           7,834           3,551
  Contract distributions and terminations                               (1,174)           (290)           (328)             (9)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                  7,455           4,968           4,366             117
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                31,572          15,153          11,872           3,659
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               35,683          16,354          12,588           3,765
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $      66,241   $      22,451   $      20,371   $       4,261
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                  Janus Aspen                     Janus Aspen
                                                                     Series       Janus Aspen       Series         Colonial
                                                                    Flexible         Series        Worldwide       Small Cap
                                                                     Income          Growth          Growth          Value
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $           -   $       1,298   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               5              (1)            (40)              -
  Net realized gain (loss) on investments
    and capital gains distributions                                          -               -            (682)              -
  Net unrealized appreciation (depreciation) of
    investments                                                             10             (32)           (169)              -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       15             (33)           (891)              -

Changes from contract transactions:
  Purchase payments                                                        270             225           3,277               -
  Contract distributions and terminations                                   (1)              -            (141)              -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                     (1)              -              (9)              -
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   268             225           3,127               -
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  283             192           2,236               -
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                            283             192           3,534               -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               5              (2)            (20)            102
  Net realized gain (loss) on investments
    and capital gains distributions                                         16              (8)            444              53
  Net unrealized appreciation (depreciation) of
    investments                                                             27              57             148              84
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       48              47             572             239

Changes from contract transactions:
  Purchase payments                                                      1,555             679           2,874           4,912
  Contract distributions and terminations                                   (9)              -            (183)            (37)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                   (114)            (86)           (382)          5,6987
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 1,432             593           2,309          10,573
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                1,480             640           2,881          10,812
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $       1,763   $         832   $       6,415   $      10,812
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                    Liberty                         Liberty         Liberty
                                                                     Asset          Liberty         Federal       Small Company
                                                                   Allocation        Equity        Securities        Growth
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $         807   $           -   $           -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               -             (11)              -               -
  Net realized gain (loss) on investments
    and capital gains distributions                                          -             (84)              -               -
  Net unrealized appreciation (depreciation) of
    investments                                                              -            (126)              -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                        -            (221)              -               -

Changes from contract transactions:
  Purchase payments                                                          -              15               -               -
  Contract distributions and terminations                                    -             (33)              -               -
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                      -             (81)              -               -
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                     -             (99)              -               -
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                    -            (320)              -               -
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                              -             487               -               -

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                              (4)             (6)             (1)              -
  Net realized gain (loss) on investments
    and capital gains distributions                                          4             (53)              1               3
  Net unrealized appreciation (depreciation) of
    investments                                                             60             134               2              15
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       60              75               2              18

Changes from contract transactions:
  Purchase payments                                                          -               -               -               -
  Contract distributions and terminations                                   (6)             (9)             (1)             (1)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    506              42              87              48
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   500              33              86              47
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  560             108              88              65
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $         560   $         595   $          88   $          65
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                                                     PIMCO
                                                                   Oppenheimer     Oppenheimer       PIMCO        StocksPLUS
                                                                     Global         Strategic         High        Growth and
                                                                   Securities         Bond           Yield          Income
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $           -   $     236,343   $     241,065

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                              (1)              -          16,659           1,636
  Net realized gain (loss) on investments
    and capital gains distributions                                         (6)             (1)        (18,706)        (63,970)
  Net unrealized appreciation (depreciation) of
    investments                                                            (38)              1          (3,581)         10,124
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                      (45)              -          (5,628)        (52,210)

Changes from contract transactions:
  Purchase payments                                                        273              51          55,612          25,548
  Contract distributions and terminations                                   (3)              -         (15,056)        (10,918)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    (20)            (35)         33,966         (21,848)
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   250              16          74,522          (7,218)
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  205              16          68,894         (59,428)
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                            205              16         305,237         181,637

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                              (1)              1          17,821            (611)
  Net realized gain (loss) on investments
    and capital gains distributions                                         (5)              5          (4,405)        (31,574)
  Net unrealized appreciation (depreciation) of
    investments                                                            173               7          42,196          58,046
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                      167              13          55,612          25,861

Changes from contract transactions:
  Purchase payments                                                      1,361             273         100,778          12,997
  Contract distributions and terminations                                   (1)              1         (18,056)         (9,118)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                     43             (70)         93,180         (33,649)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 1,403             204         175,902         (29,770)
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                1,570             217         231,514          (3,909)
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $       1,775   $         233   $     536,751   $     177,728
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                                    Pioneer
                                                                     Pioneer        Pioneer         Mid-Cap          Pioneer
                                                                  Equity-Income      Fund            Value        Small Company
                                                                       VCT            VCT             VCT              VCT
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $           -   $       2,275   $       5,139   $         938

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               2             (98)           (478)            (39)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -          (1,493)             76             (35)
  Net unrealized appreciation (depreciation) of
    investments                                                            (21)         (1,359)         (6,968)           (577)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                      (19)         (2,950)         (7,370)           (651)

Changes from contract transactions:
  Purchase payments                                                        198          10,991          22,661           2,180
  Contract distributions and terminations                                    -            (339)         (1,418)            (56)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                      -          10,087          34,050           1,006
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   198          20,739          55,293           3,130
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  179          17,789          47,923           2,479
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                            179          20,064          53,062           3,417

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                               4            (260)           (960)            (44)
  Net realized gain (loss) on investments
    and capital gains distributions                                         (1)           (673)           (332)            (70)
  Net unrealized appreciation (depreciation) of
    investments                                                             28           3,588          14,053             554
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                       31           2,655          12,761             440

Changes from contract transactions:
  Purchase payments                                                        647          17,973          42,838             645
  Contract distributions and terminations                                    -            (726)         (1,955)            (36)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                      3           6,911          16,310             336
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   650          24,158          57,193             945
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  681          26,813          69,954           1,385
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $         860   $      46,877   $     123,016   $       4,802
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                                  ProFund VP
                                                                   ProFund VP      ProFund VP    Rising Rates      ProFund VP
                                                                      Bull         Europe 30      Opportunity      Small Cap
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $      20,583   $       6,312   $           -   $      19,968

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                            (488)           (191)              -            (628)
  Net realized gain (loss) on investments
    and capital gains distributions                                     (7,045)         (1,793)              -          (6,274)
  Net unrealized appreciation (depreciation) of
    investments                                                         (1,022)           (425)              -          (1,582)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                   (8,555)         (2,409)              -          (8,484)

Changes from contract transactions:
  Purchase payments                                                      5,734           2,797               -          11,484
  Contract distributions and terminations                               (1,352)           (941)              -          (4,103)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                 14,855           9,868               -          19,747
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                19,237          11,724               -          27,128
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               10,682           9,315               -          18,644
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                         31,265          15,627               -          38,612

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                            (638)           (185)             (9)           (678)
  Net realized gain (loss) on investments
    and capital gains distributions                                      4,914           1,071              (9)          6,368
  Net unrealized appreciation (depreciation) of
    investments                                                            588             317            (523)            453
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                    4,864           1,203            (541)          6,143

Changes from contract transactions:
  Purchase payments                                                     10,256           2,597             188          11,823
  Contract distributions and terminations                               (1,320)           (504)             (9)         (1,575)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                  2,241          (5,151)         13,377          32,175
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                11,177          (3,058)         13,556          42,423
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               16,041          (1,855)         13,015          48,566
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $      47,306   $      13,772   $      13,015   $      87,178
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                                  SP Jennison       Putnam VT       Putnam VT
                                                                   Prudential    International      Discovery      Growth and
                                                                    Jennison        Growth           Growth          Income
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $      45,991   $      11,310   $         577   $         455

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                            (821)           (297)            (20)              -
  Net realized gain (loss) on investments
    and capital gains distributions                                    (12,816)         (2,827)             (8)            (30)
  Net unrealized appreciation (depreciation) of
    investments                                                         (2,790)           (897)           (431)           (254)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                  (16,427)         (4,021)           (459)           (284)

Changes from contract transactions:
  Purchase payments                                                     16,384           7,906           1,233           1,270
  Contract distributions and terminations                               (2,130)           (550)            (19)            (94)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                 (6,070)            696             313             315
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 8,184           8,052           1,527           1,491
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               (8,243)          4,031           1,068           1,207
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                         37,748          15,341           1,645           1,662

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                            (682)           (340)            (26)             12
  Net realized gain (loss) on investments
    and capital gains distributions                                        297           2,370             (40)            (64)
  Net unrealized appreciation (depreciation) of
    investments                                                          6,499           2,715             457             241
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                    6,114           4,745             391             189

Changes from contract transactions:
  Purchase payments                                                      8,682          14,612             640             956
  Contract distributions and terminations                               (1,206)           (411)            (54)            (62)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    693           8,403             183              31
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 8,169          22,574             769             925
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                               14,283          27,319           1,160           1,114
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $      52,031   $      42,660   $       2,805   $       2,776
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                   Putnam VT                      Smith Barney
                                                                 International                    International   Smith Barney
                                                                   Growth and     Smith Barney       All Cap       Large Cap
                                                                     Income        High Income       Growth          Value
                                                                 --------------  --------------  --------------  --------------

Net assets at January 1, 2002                                    $         604   $         370   $         300   $         563

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                             (29)             77              (1)             11
  Net realized gain (loss) on investments
    and capital gains distributions                                        (12)            (33)             (9)            (24)
  Net unrealized appreciation (depreciation) of
    investments                                                           (412)            (62)            (67)           (133)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                     (453)            (18)            (77)           (146)

Changes from contract transactions:
  Purchase payments                                                      2,192               -               -               -
  Contract distributions and terminations                                  (25)            (17)             (3)             (9)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                   (663)            (16)            (19)            (37)
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -               -               -
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                 2,830             (33)            (22)            (46)
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                2,377             (51)            (99)           (192)
                                                                 --------------  --------------  --------------  --------------
Net assets at December 31, 2002                                          2,981             319             201             371

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                              15              (3)             (2)             (5)
  Net realized gain (loss) on investments
    and capital gains distributions                                       (137)            (74)            (23)            (37)
  Net unrealized appreciation (depreciation) of
    investments                                                            588             131              48              77
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets from operations                      466              54              23              35

Changes from contract transactions:
  Purchase payments                                                        574               -               -               -
  Contract distributions and terminations                                  (25)            (16)             (4)            (18)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                   (590)            (55)            (19)            (20)
                                                                 --------------  --------------  --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   (41)            (71)            (23)            (38)
                                                                 --------------  --------------  --------------  --------------
Total increase (decrease)                                                  425             (17)              -              (3)
                                                                 --------------  --------------  --------------  --------------
Net assets at September 30, 2003                                 $       3,406   $         302   $         201   $         368
                                                                 ==============  ==============  ==============  ==============


   The accompanying notes are an integral part of these financial statements.

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT B
                  Statements of Changes in Net Assets-Unaudited
                  For the nine months ended September 30, 2003
                      and the year ended December 31, 2002
                  (Dollars in thousands, except for unit data)




                                                                  Smith Barney         UBS
                                                                     Money          Tactical
                                                                     Market        Allocation
                                                                 --------------  --------------

Net assets at January 1, 2002                                    $         221   $         787

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                              (8)            (12)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -             (15)
  Net unrealized appreciation (depreciation) of
    investments                                                              -            (299)
                                                                 --------------  --------------
Net increase (decrease) in net assets from operations                       (8)           (326)

Changes from contract transactions:
  Purchase payments                                                          -             768
  Contract distributions and terminations                                 (174)            (87)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    104             406
  Additions to assets retained in the Account by
    Golden American Life Insurance Company                                   -               -
                                                                 --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   (70)          1,087
                                                                 --------------  --------------
Total increase (decrease)                                                  (78)            761
                                                                 --------------  --------------
Net assets at December 31, 2002                                            143           1,548

Increase (decrease) in net assets from operations
Operations:
  Net investment income (loss)                                              (8)             (8)
  Net realized gain (loss) on investments
    and capital gains distributions                                          -             (42)
  Net unrealized appreciation (depreciation) of
    investments                                                              -             272
                                                                 --------------  --------------
Net increase (decrease) in net assets from operations                       (8)            222

Changes from contract transactions:
  Purchase payments                                                          -             507
  Contract distributions and terminations                                 (266)           (106)
  Transfer payments from (to) other Divisions
    (including the fixed accounts), net                                    215           1,082
                                                                 --------------  --------------
Net increase (decrease) in net assets derived from
  principal transactions                                                   (51)          1,483
                                                                 --------------  --------------
Total increase (decrease)                                                  (59)          1,705
                                                                 --------------  --------------
Net assets at September 30, 2003                                 $          84   $       3,253
                                                                 ==============  ==============


   The accompanying notes are an integral part of these financial statements.

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------

1.   Organization

     Golden American Life Insurance Company Separate Account B (the "Account") was established by Golden American Life Insurance Company ("Golden American" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

     The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Golden American provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the Golden American guaranteed interest division, the Golden American fixed interest division, and the fixed separate account, which are not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business Golden American may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Golden American. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Golden American.

     During the first nine months of 2003, the Account had GoldenSelect Contracts, SmartDesign Contracts, ING Rollover Choice Contracts, ING Focus Variable Annuity ("Focus VA")Contracts, and Wells Fargo ING Contracts. GoldenSelect Contracts sold by Golden American during 2002 included Access, Premium Plus, ESII, Access One, Landmark, Generations, and Opportunitites Contracts. SmartDesign Contracts included Variable Annuity ("VA"),
     Advantage, and Signature Contracts. Wells Fargo ING Contracts included Opportunities Contracts and Landmark Contracts.

     The Account discontinued offering DVA 80 Contracts in May 1991 and discontinued registering DVA and DVA Series 100 Contracts for sale to the public as of May 1, 2000.

     The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------

     At September 30, 2003, the Account had 166 investment divisions (the "Divisions"), 49 of which invest in independently managed mutual funds and 117 of which invest in mutual funds managed by affiliates, either Direct Services, Inc., ING Investments, LLC, or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as "Portfolio" or "Fund") of various investment trusts (the "Trusts"). Investment Divisions at September 30, 2002 and related Trusts are as follows:



     AIM Variable Insurance Funds:                              ING Investors Trust (continued):
      AIM V.I. Capital Appreciation Fund (Class II)*             ING Van Kampen Equity Growth Portfolio (Service Class)*
      AIM V.I. Core Equity Fund (Class II)*                      ING Van Kampen Equity Growth Portfolio (Advisor Class)*
      AIM V.I. Dent Demographic Trends Fund (Class II)           ING Van Kampen Global Franchise Portfolio (Service Class)*
      AIM V.I. Growth Fund (Class II)                            ING Van Kampen Global Franchise Portfolio (Advisor Class)*
      AIM V.I. Premier Equity Fund (Class II)*                   ING Van Kampen Growth and Income Portfolio (Service Class)
     AllianceBernstein Variable Products Series Fund, Inc.:      ING Van Kampen Growth and Income Portfolio (Advisor Class)*
      AllianceBernstein Growth and Income Portfolio (Class B)    ING Van Kampen Real Estate Portfolio (Service Class)
      AllianceBernstein Premier Growth Portfolio (Class B)       ING Van Kampen Real Estate Portfolio (Advisor Class)*
      AllianceBernstein Value Portfolio (Class B)               ING Partners, Inc.:
     Fidelity Variable Insurance Products Fund:                  ING Alger Aggressive Growth Portfolio (Service Class)**
      Fidelity(R) VIP Contrafund(R) Portfolio (Class S2)         ING Alger Growth Portfolio (Service Class)*
      Fidelity(R) VIP Equity-Income Portfolio (Class S2)         ING American Century Small Cap Value Portfolio (Service Class)*
      Fidelity(R) VIP Growth Portfolio (Class S2)                ING Baron Small Cap Growth Portfolio (Service Class)**
      Fidelity(R) VIP Overseas Portfolio (Class S2)*             ING JPMorgan Fleming International Portfolio (Service Class)*
     Franklin Templeton Variable Insurance Products Trust:       ING JPMorgan Mid Cap Value Portfolio (Service Class)*
      Franklin Small Cap Value Securities Fund (Class 2)*        ING MFS(R) Capital Opportunities Portfolio (Initial Class)
     Greenwich Street Series Fund:                               ING MFS(R) Capital Opportunities Portfolio (Service Class)*
      Greenwich Appreciation Portfolio                           ING MFS(R) Global Growth Portfolio (Service Class)*
     The Galaxy VIP Fund:                                        ING MFS(R) Research Equity Portfolio (Service Class)**
      Galaxy VIP Asset Allocation Fund                           ING OpCap Balanced Value Portfolio (Service Class)*
      Galaxy VIP Growth and Income Fund                          ING PIMCO Total Return Portfolio (Service Class)*
      Galaxy VIP High Quality Bond Fund                          ING Salomon Brothers Aggressive Growth Portfolio (Service Class)**
      Galaxy VIP Small Company Growth Fund                       ING Salomon Brothers Fundamental Value Portfolio (Service Class)*
      Galaxy VIP Small Company Growth Fund                       ING Salomon Brothers Investors Value Portfolio (Service Class)*
     ING GET Fund:                                               ING T. Rowe Price Growth Equity Portfolio (Service Class)*
      ING GET Fund - Series N                                    ING UBS Tactical Asset Allocation Portfolio (Service Class)*
      ING GET Fund - Series P                                    ING Van Kampen Comstock Fund (Service Class)*
      ING GET Fund - Series Q                                  ING Variable Insurance Trust:
      ING GET Fund - Series R*                                   ING VIT Worldwide Growth
      ING GET Fund - Series S*
      ING GET Fund - Series T*
      ING GET Fund - Series U*
      ING GET Fund - Series V
      ING GET U.S. Core Portfolio - Series 1**
      ING GET U.S. Core Portfolio - Series 2 (Guaranteed)**


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     ING Investors Trust:                                               ING Variable Portfolios, Inc.:
      ING AIM Mid-Cap Growth Portfolio (Service Class)                   ING VP Balanced Portfolio (Service Class)**
      ING AIM Mid-Cap Growth Portfolio (Advisor Class)*                  ING VP Bond Portfolio (Service Class)*
      ING Alliance Mid-Cap Growth Portfolio (Service Class)              ING VP Growth Portfolio (Service Class)*
      ING Alliance Mid-Cap Growth Portfolio (Advisor Class)*             ING VP Index Plus LargeCap Portfolio (Service Class)
      ING American Funds Growth Portfolio (Service Class)**              ING VP Index Plus MidCap Portfolio (Service Class)
      ING American Funds Growth-Income Portfolio (Service Class)**       ING VP Index Plus SmallCap Portfolio (Service Class)
      ING American Funds International Portfolio (Service Class)**       ING VP International Equity Portfolio (Service Class)**
      ING Capital Guardian Large Cap Value Portfolio (Service Class)     ING VP Small Company Portfolio (Service Class)*
      ING Capital Guardian Large Cap Value Portfolio (Advisor Class)*    ING VP Value Opportunity Portfolio (Service Class)
      ING Capital Guardian Managed Global Portfolio (Service Class)     ING Variable Products Trust:
      ING Capital Guardian Managed Global Portfolio (Advisor Class)*     ING VP Convertible Portfolio (Service Class)
      ING Capital Guardian Small Cap Portfolio (Service Class)           ING VP Growth and Income Portfolio (Service Class)**
      ING Capital Guardian Small Cap Portfolio (Advisor Class)*          ING VP Growth Opportunities Portfolio (Service Class)
      ING Developing World Portfolio (Service Class)                     ING VP International Value Portfolio (Service Class)*
      ING Developing World Portfolio (Advisor Class)*                    ING VP Large Company Value Portfolio (Service Class)
      ING Eagle Asset Value Equity Portfolio (Service Class)             ING VP LargeCap Growth Portfolio (Service Class)
      ING Eagle Asset Value Equity Portfolio (Advisor Class)*            ING VP MagnaCap Portfolio (Service Class)
      ING FMR Diversified Mid-Cap Portfolio (Service Class)              ING VP MidCap Opportunities Portfolio (Service Class)*
      ING FMR Diversified Mid-Cap Portfolio (Advisor Class)*             ING VP SmallCap Opportunities Portfolio (Service Class)
      ING Goldman Sachs Internet Tollkeeper Portfolio (Service Class)   INVESCO Variable Investment Funds, Inc.:
      ING Goldman Sachs Internet Tollkeeper Portfolio (Advisor Class)*   INVESCO VIF - Financial Services Fund
      ING Hard Assets Portfolio (Service Class)                          INVESCO VIF - Health Sciences Fund
      ING Hard Assets Portfolio (Advisor Class)*                         INVESCO VIF - Leisure Fund*
      ING International Portfolio (Service Class)                        INVESCO VIF - Utilities Fund
      ING International Portfolio (Advisor Class)*                      Janus Aspen Series:
      ING Janus Growth and Income Portfolio (Service Class)              Janus Aspen Series Balanced Portfolio (Class S)*
      ING Janus Growth and Income Portfolio (Advisor Class)*             Janus Aspen Series Flexible Income Portfolio (Class S)*
      ING Janus Special Equity Portfolio (Service Class)                 Janus Aspen Series Growth Portfolio (Class S)*
      ING Janus Special Equity Portfolio (Advisor Class)*                Janus Aspen Series Worldwide Growth Portfolio (Class S)
      ING Jennison Equity Opportunities Portfolio (Service Class)       Liberty Variable Insurance Trust:
      ING Jennison Equity Opportunities Portfolio (Advisor Class)*       Colonial Small Cap Value Fund (Class B)**
      ING JPMorgan Fleming Small Cap Equity Portfolio (Service Class)*  Liberty Variable Series:
      ING JPMorgan Fleming Small Cap Equity Portfolio (Advisor Class)*   Liberty Asset Allocation Fund Variable Series (Class A)**
      ING Julius Baer Foreign Portfolio (Service Class)*                 Liberty Equity Fund Variable Series (Class A)
      ING Julius Baer Foreign Portfolio (Advisor Class)*                 Liberty Federal Securities Fund Variable Series (Class A)**
      ING Limited Maturity Bond Portfolio (Service Class)                Liberty Small Company Growth Fund Variable
      ING Liquid Assets Portfolio (Service Class)                         Series (Class A)**
      ING Liquid Assets Portfolio (Advisor Class)*                      Oppenheimer Variable Accounts Fund:
      ING Marisco Growth Portfolio (Service Class)                       Oppenheimer Global Securities Fund/VA (Class S)*
      ING Marisco Growth Portfolio (Advisor Class)*                      Oppenheimer Strategic Bond Fund/VA (Class S)*
      ING Mercury Focus Value Portfolio (Service Class)*                PIMCO Variable Insurance Trust:
      ING Mercury Focus Value Portfolio (Advisor Class)*                 PIMCO High Yield Portfolio
      ING Mercury Fundamental Growth Portfolio (Service Class)*          PIMCO StocksPLUS Growth and Income Portfolio
      ING Mercury Fundamental Growth Portfolio (Advisor Class)*         Pioneer Variable Contracts Trust:
      ING MFS(R) Mid-Cap Growth Portfolio (Service Class)                Pioneer Equity-Income VCT Portfolio (Class II)*
      ING MFS(R) Mid-Cap Growth Portfolio (Advisor Class)*               Pioneer Fund VCT Portfolio (Class II)
                                                                         Pioneer Mid-Cap Value VCT
                                                                         Pioneer Small Company VCT Portfolio (Class II)


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



      ING Investors Trust:
        ING MFS(R) Research Portfolio (Service Class)                        ProFunds VP:
        ING MFS(R) Research Portfolio (Advisor Class)*                         ProFund VP Bull
        ING MFS(R) Total Return Portfolio (Service Class)                      ProFund VP Europe 30
        ING MFS(R) Total Return Portfolio (Advisor Class)*                     ProFund VP Rising Rates Opportunity **
        ING PIMCO Core Bond Portfolio (Service Class)                          ProFund VP Small Cap
        ING PIMCO Core Bond Portfolio (Advisor Class)*                       Prudential Series Fund, Inc.:
        ING Salomon Brothers All Cap Portfolio (Service Class)                 Prudential Jennison Portfolio (Class II)
        ING Salomon Brothers All Cap Portfolio (Advisor Class)*                SP Jennison International Growth Portfolio (Class II)
        ING Salomon Brothers Investors Portfolio (Service Class)             Putnam Variable Trust:
        ING Salomon Brothers Investors Portfolio (Advisor Class)*              Putnam VT Discovery Growth Fund (Class IB)
        ING T. Rowe Price Capital Appreciation Portfolio (Service Class)       Putnam VT Growth and Income (Class IB)
        ING T. Rowe Price Capital Appreciation Portfolio (Advisor Class)*      Putnam VT International Growth and Income (Class IB)
        ING T. Rowe Price Equity Income Portfolio (Service Class)            Travelers Series Fund Inc.:
        ING T. Rowe Price Equity Income Portfolio (Advisor Class)*             Smith Barney High Income
        ING UBS U.S. Balanced Portfolio (Service Class)                        Smith Barney International All Cap Growth
        ING UBS U.S. Balanced Portfolio (Advisor Class)**                      Smith Barney Large Cap Value
                                                                               Smith Barney Money Market
      *    Division added in 2002.                                           UBS Series Trust:
      **   Division added in 2003.                                             UBS Tactical Allocation Portfolio (Class I)


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------

     The names of certain Divisions were changed during 2003. The following is a summary of current and former names for those Divisions:



                      Current Name                                             Former Name
----------------------------------------------------------  --------------------------------------------------

  ING Investors Trust (continued):                          The GCG Trust (continued):
    ING AIM Mid-Cap Growth                                    Strategic Equity
    ING AIM Mid-Cap Growth Advisor                            Strategic Equity Advisor
    ING Alliance Mid-Cap Growth                               Capital Growth
    ING Alliance Mid-Cap Growth Advisor                       Capital Growth Advisor
    ING Capital Guardian Large Cap Value                      Large Cap Value
    ING Capital Guardian Large Cap Value Advisor              Large Cap Value Advisor
    ING Capital Guardian Managed Global                       Managed Global
    ING Capital Guardian Managed Global Advisor               Managed Global Advisor
    ING Capital Guardian Small Cap                            Capital Guardian Small Cap
    ING Capital Guardian Small Cap Advisor                    Capital Guardian Small Cap Advisor
    ING Developing World                                      Developing World
    ING Developing World Advisor                              Developing World Advisor
    ING Eagle Asset Value Equity                              Value Equity
    ING Eagle Asset Value Equity Advisor                      Value Equity Advisor
    ING FMR Diversified Mid-Cap                               Diversified Mid-Cap
    ING FMR Diversified Mid-Cap Advisor                       Diversified Mid-Cap Advisor
    ING Goldman Sachs Internet Tollkeeper                     Internet Tollkeeper
    ING Goldman Sachs Internet Tollkeeper Advisor             Internet Tollkeeper Advisor
    ING Hard Assets                                           Hard Assets
    ING Hard Assets Advisor                                   Hard Assets Advisor
    ING International                                         International Equity
    ING International Advisor                                 International Equity Advisor
    ING Janus Growth and Income                               Janus Growth and Income
    ING Janus Growth and Income Advisor                       Janus Growth and Income Advisor
    ING Janus Special Equity                                  Special Situations
    ING Janus Special Equity Advisor                          Special Situations Advisor
    ING Jennison Equity Opportunities                         Equity Opportunity
    ING Jennison Equity Opportunities Advisor                 Equity Opportunity Advisor
    ING JPMorgan Fleming Small Cap Equity                     JPMorgan Fleming Small Cap Equity
    ING JPMorgan Fleming Small Cap Equity Advisor             JPMorgan Fleming Small Cap Equity Advisor
    ING Julius Baer Foreign                                   International Enhanced EAFE
    ING Julius Baer Foreign Advisor                           International Enhanced EAFE Advisor
    ING Limited Maturity Bond                                 Limited Maturity Bond
    ING Liquid Assets                                         Liquid Assets
    ING Liquid Assets Advisor                                 Liquid Assets Advisor
    ING Marisco Growth                                        Growth
    ING Marisco Growth Advisor                                Growth Advisor


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------


               Current Name                                              Former Name
---------------------------------------------------         ------------------------------------

  ING Investors Trust:                                      The GCG Trust:
    ING Marisco Growth Advisor                                Growth Advisor
    ING Mercury Focus Value                                   Focus Value
    ING Mercury Focus Value Advisor                           Focus Value Advisor
    ING Mercury Fundamental Growth                            Fundamental Growth Focus
    ING Mercury Fundamental Growth Advisor                    Fundamental Growth Focus Advisor
    ING MFS Mid-Cap Growth                                    Mid-Cap Growth
    ING MFS Mid-Cap Growth Advisor                            Mid-Cap Growth Advisor
    ING MFS Research                                          Research
    ING MFS Research Advisor                                  Research Advisor
    ING MFS Total Return                                      Total Return
    ING MFS Total Return Advisor                              Total Return Advisor
    ING PIMCO Core Bond                                       Core Bond
    ING PIMCO Core Bond Advisor                               Core Bond Advisor
    ING Salomon Brothers All Cap                              All Cap
    ING Salomon Brothers All Cap Advisor                      All Cap Advisor
    ING Salomon Brothers Investors                            Investors
    ING Salomon Brothers Investors Advisor                    Investors Advisor
    ING T. Rowe Price Capital Appreciation                    Fully Managed
    ING T. Rowe Price Capital Appreciation Advisor            Fully Managed Advisor
    ING T. Rowe Price Equity Income                           Equity Income
    ING T. Rowe Price Equity Income Advisor                   Equity Income Advisor
    ING UBS U.S. Balanced                                     Asset Allocation Growth
    ING Van Kampen Equity Growth                              Equity Growth
    ING Van Kampen Equity Growth Advisor                      Equity Growth Advisor
    ING Van Kampen Global Franchise                           Global Franchise
    ING Van Kampen Global Franchise Advisor                   Global Franchise Advisor
    ING Van Kampen Growth and Income                          Van Kampen Growth and Income
    ING Van Kampen Growth and Income Advisor                  Van Kampen Growth and Income Advisor
    ING Van Kampen Real Estate                                Real Estate
    ING Van Kampen Real Estate Advisor                        Real Estate Advisor
  ING Partners, Inc.:                                       ING Partners, Inc.:
    ING JPMorgan Fleming International                        ING Scudder International Growth
    ING Salomon Brothers Fundamental Value                    ING Salomon Bros. Capital
  Liberty Variable Series:                                  The Galaxy VIP Fund:
    Liberty Equity                                            Galaxy VIP Equity
  Putnam Variable Trust:                                    Putnam Variable Trust:
    Putnam VT Discovery Growth                                Putnam Voyager


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------

2.   Significant Accounting Policies

     The following is a summary of the  significant  accounting  policies of the
     Account:

     Use of Estimates

     The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

     Investments

     Investments are made in shares of a Series or Portfolio of the Trusts and are recorded at fair value, determined by the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

     Federal Income Taxes

     Operations of the Account form a part of, and are taxed with, the total operations of Golden American, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of Golden American.

     Transfers

     Transfers between the Account and Golden American relate to gains and losses resulting from actual mortality experience, the full responsibility for which is assumed by Golden American, Contractowner transfers between the general account and the Divisions, and other Contractowner activity, including Contract deposits and withdrawals. Unsettled transactions as of the reporting date appear on a net basis in the line Payable to Golden American Life Insurance Company on the Statement of Assets and Liabilities.

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------

3.   Charges and Fees

     Prior to February 1, 2000, DVA Plus, Access, and Premium Plus Contracts each had three different death benefit options referred to as Standard, Annual Ratchet, and 7% Solution; however, in the state of Washington, the 5.5% Solution is offered instead of the 7% Solution. After February 1, 2000, DVA Plus, Access and Premium Plus each had four different death benefit options referred to as Standard, Annual Ratchet, 7% Solution and Max 7. In the state of Washington, the 5.5% Solution is offered instead of the 7% Solution and Max 5.5 is offered instead of Max 7 after February 1, 2000. ES II, Generations, Landmark and Opportunities contracts each have four different death benefit options referred to as Standard, Annual Ratchet, 7% Solution and Max 7. In the state of Washington, the 5.5%
     Solution is offered instead of the 7% Solution and Max 5.5 is offered instead of Max 7. Granite PrimElite has two death benefit options referred to as Standard and Annual Ratchet.

     Under the terms of all Contracts, certain charges are allocated to the Contracts to cover Golden American's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

     Mortality and Expense Risk Charges

     Golden American assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

     Daily charges deducted at annual rates to cover these risks follows:



                            Series                                  Annual Rates
     ---------------------------------------------------------      ------------

     DVA 80                                                           0.80 %
     DVA                                                              0.90
     DVA Series 100                                                   1.25
     DVA Plus (pre February 2000) Standard                            1.10
     DVA Plus (post January 2000) Standard                            1.15
     DVA Plus (post 2000) Standard                                    1.15
     DVA Plus (pre February 2000) Annual Ratchet                      1.25
     DVA Plus (pre February 2000) 5.5% Solution                       1.25
     DVA Plus (post January 2000) 5.5% Solution                       1.25
     DVA Plus (post 2000) 5.5% Solution                               1.30
     DVA Plus (post January 2000) Annual Ratchet                      1.30
     DVA Plus (pre February 2000) 7% Solution                         1.40
     DVA Plus (post January 2000) Max 5.5                             1.40
     DVA Plus (post 2000) Annual Ratchet                              1.40
     DVA Plus (post 2000) Max 5.5                                     1.45
     DVA Plus (post January 2000) 7% Solution                         1.50
     DVA Plus (post 2000) 7% Solution                                 1.50
     DVA Plus (post January 2000) Max 7                               1.60


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                            Series                                  Annual Rates
     ---------------------------------------------------------      ------------

     DVA Plus (post 2000) Max 7                                       1.60 %
     Access (pre February 2000) Standard                              1.25
     Access (post January 2000) Standard                              1.30
     Access (post 2000) Standard                                      1.30
     Access (pre February 2000) Annual Ratchet                        1.40
     Access (pre February 2000) 5.5% Solution                         1.40
     Access (post January 2000) Annual Ratchet                        1.45
     Access (post January 2000) 5.5 % Solution                        1.45
     Access (post 2000) 5.5% Solution                                 1.45
     Access (pre February 2000) 7% Solution                           1.55
     Access (post January 2000) Max 5.5                               1.55
     Access (post 2000) Annual Ratchet                                1.55
     Access (post 2000) Max 5.5                                       1.60
     Access (post January 2000) 7% Solution                           1.65
     Access (post 2000) 7% Solution                                   1.65
     Access (post April 2001) Standard                                1.65
     Access (post January 2000) Max 7                                 1.75
     Access (post 2000) Max 7                                         1.75
     Access (post April 2001) 5.5% Solution                           1.80
     Access (post April 2001) Annual Ratchet                          1.90
     Access (post April 2001) Max 5.5                                 1.95
     Access (post April 2001) 7% Solution                             2.00
     Access (post April 2001) Max 7                                   2.10
     Premium Plus (pre February 2000) Standard                        1.25
     Premium Plus (post January 2000) Standard                        1.30
     Premium Plus (post 2000) Standard                                1.30
     Premium Plus (pre February 2000) Annual Ratchet                  1.40
     Premium Plus (pre February 2000) 5.5% Solution                   1.40
     Premium Plus (post January 2000) Annual Ratchet                  1.45
     Premium Plus (post January 2000) 5.5% Solution                   1.45
     Premium Plus (post 2000) 5.5% Solution                           1.45
     Premium Plus (pre February 2000) 7% Solution                     1.55
     Premium Plus (post January 2000) Max 5.5                         1.55
     Premium Plus (post 2000) Annual Ratchet                          1.55
     Premium Plus (post 2000) Max 5.5                                 1.60
     Premium Plus (post January 2000) 7% Solution                     1.65
     Premium Plus (post 2000) 7% Solution                             1.65
     Premium Plus (post January 2000) Max 7                           1.75
     Premium Plus (post 2000) Max 7                                   1.75
     ES II (pre 2001)                                                 1.25
     ES II (post 2000) Standard                                       1.25
     ES II (post 2000) Deferred Ratchet                               1.30
     ES II (post 2000) 5.5%                                           1.40
     ES II (post 2000) Annual Ratchet                                 1.50
     ES II (post 2000) Max 5.5                                        1.55


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                            Series                                  Annual Rates
     ---------------------------------------------------------      ------------

     ES II (post 2000) 7% Solution                                    1.60 %
     ES II (post 2000) Max 7                                          1.70
     Value Standard                                                   0.75
     Access One                                                       0.35
     Granite PrimElite-Standard                                       1.10
     Granite PrimElite-Annual Ratchet                                 1.25
     Generations-Standard                                             1.25
     Generations-Deferred Ratchet                                     1.30
     Generations-Annual Ratchet                                       1.50
     Generations-7% Solution                                          1.60
     Generations-Max 7                                                1.70
     Landmark-Standard                                                1.50
     Landmark-5.5% Solution                                           1.65
     Landmark-Annual Ratchet                                          1.75
     Landmark-Max 5.5                                                 1.80
     Landmark-7% Solution                                             1.85
     Landmark-Max 7                                                   1.95
     VA Option I                                                      0.80
     VA Option II                                                     1.10
     VA Option III                                                    1.25
     VA Bonus Option I                                                1.30
     VA Bonus Option II                                               1.60
     VA Bonus Option III                                              1.75
     Advantage Option I                                               2.05
     Advantage Option II                                              2.25
     Advantage Option III                                             2.40
     Rollover Choice Option I                                         0.60
     Rollover Choice Option II                                        0.80
     Rollover Choice Option III                                       0.95
     Opportunities-Standard                                           1.25
     Opportunities-5.5% Solution                                      1.40
     Opportunities-Annual Ratchet                                     1.50
     Opportunities-7% Solution                                        1.60
     Opportunities-Max 5.5                                            1.55
     Opportunities-Max 7                                              1.70
     Signature Option I                                               1.10
     Signature Option II                                              1.30
     Signature Option III                                             1.45
     Focus VA Option I                                                0.60
     Focus VA Option II                                               0.80



GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------

     Asset Based Administrative Charges

     A daily charge at an annual rate of 0.10% is deducted from assets attributable to DVA and DVA Series 100 Contracts. A daily charge at an annual rate of 0.15% is deducted from the assets attributable to the DVA Plus, Access, Premium Plus, ESII, Value, Access One, Granite PrimElite, Generations, Landmark, VA, Advantage, Rollover Choice, Focus VA, and Opportunities Contracts.

     Administrative Charges

     An administrative charge is deducted from the accumulation value of deferred annuity contracts to cover ongoing administrative expenses. The charge is $30 per Contract year for ES II, Value, VA, Advantage, and Rollover Choice Contracts. For DVA Series 100 and Access One Contracts there is no charge. For all other Contracts, the charge is $0. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge had been waived for certain offerings of the Contracts.

     For certain Contracts, a minimum death benefit guarantee charge of up to $1.20 per $1.000 of guaranteed death benefit per Contract year is deducted from the accumulation value of each Contract on its anniversary date.

     Contingent Deferred Sales Charges

     Under DVA 80, DVA, DVA Plus, Premium Plus, ES II, Value, Granite PrimElite, Landmark, VA, Advantage, Rollover Choice, Focus VA, and Opportunities Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken. The following table reflects the Surrender Charge that is assessed based upon the date a premium payment is received.




    Complete                Granite
 Years Elapsed             PrimElite           Opportunities,
 Since Premium    DVA 80     & DVA    Premium     ES II &                                    Signature  Rollover
    Payment       & DVA      Plus       Plus     Generations    Value   Advantage  Landmark    & VA      Choice    Focus VA
---------------  --------  ---------  -------  --------------  -------  ---------  --------  ---------  --------   --------

       0            6%         7%        8%          8%           6%        6%        6%         7%         7%         3%
       1            5          7         8           7            6         5         5          7          6          2
       2            4          6         8           6            6         4         4          6          5          1
       3            3          5         8           5            5         -         3          6          4          -
       4            2          4         7           4            4         -         -          5          3          -
       5            1          3         6           3            3         -         -          4          2          -
       6            -          1         5           2            1         -         -          3          1          -
       7            -          -         3           1            -         -         -          -          -          -
       8            -          -         1           -            -         -         -          -          -          -
       9+           -          -         -           -            -         -         -          -          -          -


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------

     Other Contract Charges

     Under DVA 80, DVA, and DVA Series 100 Contracts, a charge is deducted from the accumulation value for Contractowners taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA Contracts, annual distribution fees are deducted from the Contracts' accumulation values.

     Deferred Sales Load

     Under Contracts offered prior to October 1995, a sales load of up to 7.5% was assessed against each premium payment for sales-related expenses, as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA Contracts, although the sales load is chargeable to each premium when Golden American receives it, the amount of such charge is initially advanced by Golden American to Contractowners and included in the accumulation value and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

     Premium Taxes

     For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the Contractowner's state of residence and currently ranges up to 3.5% of premiums.

     Fees Waived by Golden American

     Certain  charges  and fees for various  types of  Contracts  are  currently waived by Golden American. Golden American reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------

     Net Assets  Retained  in the  Account  by Golden  American  Life  Insurance
     Company

     A summary of the net assets retained in the Account, representing the unamortized deferred sales load and premium taxes advanced by Golden American previously noted, follows:



                                                                                      Year ended
                                                                                   December 31, 2002
                                                                                  --------------------
                                                                                  Dollars In Thousands

     Balance at beginning of year                                                 $                135
     Sales load advanced                                                                             9
     Amortization of deferred sales load and premium tax                                          (144)
                                                                                  ---------------------
     Balance at end of year                                                       $                  -
                                                                                  =====================



4.   Related Party Transactions

During the nine months ended September 30, 2003, management and service fees were paid indirectly to Directed Services, Inc., an affiliate of the Company, in its capacity as investment manager to the ING Investors Trust. The Trust's advisory agreement provided for a fee at annual rates ranging from 0.23% to 0.96% of the average net assets of each respective Series. In addition, management and service fees were paid to ING Investments, LLC, in its capacity as investment adviser to the ING GET Fund, the ING Variable Insurance Trust, ING VP Bond Portfolio, ING Variable Portfolios, Inc., and the ING Variable Products Trust. The Trusts' advisory agreement provided for fees at annual rates ranging from 0.25% to 1.00% of the average net assets of each respective Portfolio. Management and service fees were paid to ING Life Insurance and Annuity Company, an affiliate of the Company, in its capacity as investment adviser to ING Partners, Inc. The Trust's advisory agreement provided for a fee at annual rates ranging from 0.50% to 1.00% of the average net assets of each respective Portfolio.

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------

5.   Purchases and Sale of Investment Securities

     The aggregate cost of purchases and proceeds from sales of investments follows:



                                                                                    Nine months ended             Year ended
                                                                                    September 30, 2003         December 31, 2002
                                                                                  -----------------------   -----------------------
                                                                                   Purchases      Sales      Purchases      Sales
                                                                                   ---------    ---------    ---------    ---------
                                                                                                 (Dollars In Thousands)

     AIM Variable Insurance Funds:
       AIM V.I. Capital Appreciation                                               $     55     $     24     $     34     $      -
       AIM V.I. Core Equity                                                             100            -           44            -
       AIM V.I. Dent Demographic Trends                                              27,532        2,674       16,368        5,241
       AIM V.I. Growth                                                                1,150          414          987          372
       AIM V.I. Premier Equity                                                           61           17           87            -
     AllianceBernstein Variable Products Series Fund, Inc.:
       AllianceBernstein Growth and Income                                            2,985          606        4,785          619
       AllianceBernstein Premier Growth                                               2,519        1,699        3,175        1,593
       AllianceBernstein Value                                                        2,918          880        2,631          257
     Fidelity Variable Insurance Products Fund:
       Fidelity(R)VIP Contrafund(R)                                                   8,029          354        4,406          783
       Fidelity(R) VIP Equity-Income                                                 73,303       15,385       62,498       39,048
       Fidelity(R) VIP Growth                                                       128,940       38,433       48,243       23,758
       Fidelity(R) VIP Overseas                                                         104           87            9            -
     Franklin Templeton Variable Insurance Products Trust:
       Franklin Small Cap Value Securities                                              179            2           20            -
     Greenwich Street Series Fund:
       Greenwich Appreciation                                                            29           78           81           74
     The Galaxy VIP Fund:
       Galaxy VIP Asset Allocation                                                        -          638           33          431
       Galaxy VIP Growth and Income                                                       -          118            -           32
       Galaxy VIP High Quality Bond                                                       -          129           32           58
       Galaxy VIP Small Company Growth                                                    -           53           13           11
     ING GET Fund:
       ING GET Fund - Series N                                                          719        3,949          733        2,401
       ING GET Fund - Series P                                                        3,277       27,241        6,579       18,769
       ING GET Fund - Series Q                                                          143       37,023      182,185       15,241
       ING GET Fund - Series R                                                          311       36,809      184,803       15,647
       ING GET Fund - Series S                                                          210       54,724      227,944        9,645
       ING GET Fund - Series T                                                          841       76,774      237,424        1,768
       ING GET Fund - Series U                                                      260,019       94,563        1,047            -
       ING GET Fund - Series V                                                      385,427       15,003            -            -
     ING GET U.S. Core Portfolio - Series 1                                         238,564        1,963            -            -
     ING GET U.S. Core Portfolio - Series 2 (Guaranteed)                              2,191            -            -            -
     ING Investors Trust:
       ING AIM Mid-Cap Growth                                                       120,273      113,766      403,752      448,147
       ING AIM Mid-Cap Growth Advisor                                                 1,589           40           79            -
       ING Alliance Mid-Cap Growth                                                  150,440      122,192      271,861      306,181
       ING Alliance Mid-Cap Growth Advisor                                            2,082           46          154            -


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                                                    Nine months ended             Year ended
                                                                                    September 30, 2003         December 31, 2002
                                                                                  -----------------------   -----------------------
                                                                                   Purchases      Sales      Purchases      Sales
                                                                                   ---------    ---------    ---------    ---------
                                                                                                (Dollars In Thousands)

     ING Investors Trust (continued):
       ING American Funds Growth                                                   $ 15,642     $      -     $      -     $      -
       ING American Funds Growth-Income                                              12,794            -            -            -
       ING American Funds International                                               4,944          519            -            -
       ING Capital Guardian Large Cap Value                                         109,851       15,476      137,118       37,870
       ING Capital Guardian Large Cap Value Advisor                                   4,487          552          347            -
       ING Capital Guardian Managed Global                                           56,978       31,573      439,191      413,705
       ING Capital Guardian Managed Global Advisor                                      955          103           51            -
       ING Capital Guardian Small Cap                                               151,175      122,740      830,463      842,708
       ING Capital Guardian Small Cap Advisor                                         1,786            4          320            -
       ING Developing World                                                          43,795       39,181      256,419      261,252
       ING Developing World Advisor                                                     837           11           81            -
       ING Eagle Asset Value Equity                                                  25,766       32,279      102,513       90,027
       ING Eagle Asset Value Equity Advisor                                             708          109          110            -
       ING FMR Diversified Mid-Cap                                                   30,845        3,994       58,638        6,680
       ING FMR Diversified Mid-Cap Advisor                                            2,312          109          224            -
       ING Goldman Sachs Internet Tollkeeper                                         24,629        4,645       16,754        6,112
       ING Goldman Sachs Internet Tollkeeper Advisor                                  1,388           60           57            -
       ING Hard Assets                                                               55,787       44,580      102,835       64,011
       ING Hard Assets Advisor                                                        1,326           29           95            -
       ING International                                                            268,990      265,470      684,796      688,451
       ING International Advisor                                                      2,436           14          254            -
       ING Janus Growth and Income                                                   58,733        2,898       77,366       13,632
       ING Janus Growth and Income Advisor                                            5,163          592          602            -
       ING Janus Special Equity                                                      15,481        2,371       11,468        6,198
       ING Janus Special Equity Advisor                                                 385           38           56            -
       ING Jennison Equity Opportunities                                             41,691       70,559      147,404      177,811
       ING Jennison Equity Opportunities Advisor                                        987            9           34            -
       ING JPMorgan Fleming Small Cap Equity                                         28,542        1,080       10,549          557
       ING JPMorgan Fleming Small Cap Equity Advisor                                  5,591           77          520            -
       ING Julius Baer Foreign                                                       26,426       14,189       18,536       13,290
       ING Julius Baer Foreign Advisor                                                1,286           27          166            -
       ING Limited Maturity Bond                                                    112,283      115,308      289,313      109,521
       ING Liquid Assets                                                          1,477,808    1,573,265    6,067,854    6,116,068
       ING Liquid Assets Advisor                                                     11,460        4,878        3,353        1,553
       ING Marisco Growth I                                                         104,462       88,910      922,370    1,085,634
       ING Marisco Growth Advisor                                                     5,010           17           97            -
       ING Mercury Focus Value                                                       11,202        1,016        6,954          731
       ING Mercury Focus Value Advisor                                                  451           25           50            -
       ING Mercury Fundamental Growth                                                 6,528          560        3,288          415


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------


                                                                                    Nine months ended             Year ended
                                                                                    September 30, 2003         December 31, 2002
                                                                                  -----------------------   -----------------------
                                                                                   Purchases      Sales      Purchases      Sales
                                                                                   ---------    ---------    ---------    ---------
                                                                                                (Dollars In Thousands)

     ING Investors Trust (continued):
       ING Mercury Fundamental Growth Advisor                                      $    468     $      8     $    113     $      -
       ING MFS Mid-Cap Growth                                                       206,055      184,173      672,311      703,631
       ING MFS Mid-Cap Growth Advisor                                                 4,974          180          558            -
       ING MFS Research                                                              98,619      114,830      171,313      231,552
       ING MFS Research Advisor                                                       1,169           82          329            -
       ING MFS Total Return                                                          37,914      268,590      141,319
       ING MFS Total Return Advisor                                                  10,302          143        1,034           51
       ING PIMCO Core Bond                                                          178,450      110,156      332,380       34,599
       ING PIMCO Core Bond Advisor                                                   13,468        1,356          995            -
       ING Salomon Brothers All Cap                                                  77,091       29,540       99,898       62,269
       ING Salomon Brothers All Cap Advisor                                           3,171           13          177            -
       ING Salomon Brothers Investors                                                19,336        9,569       37,278        9,900
       ING Salomon Brothers Investors Advisor                                           440            4          297            -
       ING T. Rowe Price Capital Appreciation                                       142,504       35,525      383,713       62,233
       ING T. Rowe Price Capital Appreciation Advisor                                11,521          420          946           34
       ING T. Rowe Price Equity Income                                               94,679       25,701      166,618      101,344
       ING T. Rowe Price Equity Income Advisor                                        6,673          548          673           13
       ING UBS U.S. Balanced                                                         10,675        5,558       18,227       10,179
       ING UBS U.S. Balanced Advisor                                                    323            5            -            -
       ING Van Kampen Equity Growth                                                  15,356          432        5,244          623
       ING Van Kampen Equity Growth Advisor                                           3,669           11          480            -
       ING Van Kampen Global Franchise                                               28,237        5,474       19,859        4,824
       ING Van Kampen Global Franchise Advisor                                        8,419          142          744           42
       ING Van Kampen Growth and Income                                              46,476       51,637       60,273      127,038
       ING Van Kampen Growth and Income Advisor                                      14,393          905        1,031           31
       ING Van Kampen Real Estate                                                    76,810       37,581      137,466       62,909
       ING Van Kampen Real Estate Advisor                                             3,543            7          278            -
     ING Partners, Inc.:
       ING Alger Aggressive Growth                                                      323            1            -            -
       ING Alger Growth                                                                  66            -           43            -
       ING American Century Small Cap Value                                             111            -            2            -
       ING Baron Small Cap Growth                                                       493            1            -            -
       ING JPMorgan Fleming International                                             3,666        1,560            8            -
       ING JPMorgan Mid Cap Value                                                     2,478           66          357           60
       ING MFS(R)Capital Opportunities (Initial Class)                                  720          320        1,163          193
       ING MFS(R)Capital Opportunities (Service Class)                                  192            1           85            -
       ING MFS(R)Global Growth                                                          577          132           76            1
       ING MFS Research Equity                                                           80            -            -            -
       ING OpCap Balanced Value                                                         172            1          131            -


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------


                                                                                    Nine months ended             Year ended
                                                                                    September 30, 2003         December 31, 2002
                                                                                  -----------------------   -----------------------
                                                                                   Purchases      Sales      Purchases      Sales
                                                                                   ---------    ---------    ---------    ---------
                                                                                                (Dollars In Thousands)

     ING Partners, Inc. (continued):
       ING PIMCO Total Return                                                      $  1,034     $    207     $    627     $     29
       ING Salomon Brothers Aggressive Growth                                         3,195          665            -            -
       ING Salomon Brothers Fundamental Value                                           407            1            9            -
       ING Salomon Brothers Investors Value                                             285            -            4            -
       ING T. Rowe Price Growth Equity                                                1,471           16          162            -
       ING UBS Tactical Asset Allocation                                                 43            2            2            -
       ING Van Kampen Comstock                                                       21,713        1,244        1,785           55
     ING Variable Insurance Trust:
       ING VIT Worldwide Growth                                                      15,209        6,047       24,169        9,196
     ING Variable Portfolios, Inc.:
       ING VP Balanced                                                                  679            3            -            -
       ING VP Bond                                                                   72,380       51,680       63,496       13,839
       ING VP Growth                                                                    238           31           51            1
       ING VP Index Plus LargeCap                                                    37,879        7,870        7,078        2,691
       ING VP Index Plus MidCap                                                       9,576        5,078        9,240        3,466
       ING VP Index Plus SmallCap                                                     6,926        3,693        8,715        4,883
       ING VP International Equity                                                       56            6            -            -
       ING VP Small Company                                                             434           19          251           37
       ING VP Value Opportunity                                                         590           63        1,251          169
     ING Variable Products Trust:
       ING VP Convertible                                                             2,207          221        1,096          187
       ING VP Growth and Income                                                       1,423           68            -            -
       ING VP Growth Opportunities                                                    8,930        1,184       10,173        2,384
       ING VP International Value                                                       295           14           53            1
       ING VP Large Company Value                                                       951          366        1,376          372
       ING VP LargeCap Growth                                                         1,194          563        1,869        1,053
       ING VP MagnaCap                                                                6,105        1,032       13,443        3,846
       ING VP MidCap Opportunities                                                      222            1           16            -
       ING VP SmallCap Opportunities                                                 27,616        1,293       31,124        1,969
     INVESCO Variable Investment Funds, Inc.:
       INVESCO VIF - Financial Services                                              48,336       28,866       63,673       40,543
       INVESCO VIF - Health Sciences                                                 66,192       35,307       83,757       58,204
       INVESCO VIF - Leisure                                                         16,173        1,218        7,516        1,277
       INVESCO VIF - Utilities                                                       14,298        2,610        8,167          944
     Janus Aspen Series:
       Janus Aspen Series Balanced                                                    3,688           21          565           37
       Janus Aspen Series Flexible Income                                             1,642          204          276            3
       Janus Aspen Series Growth                                                        662           71          225            1
       Janus Aspen Series Worldwide Growth                                           19,533       17,244      104,529      101,442


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------


                                                                                    Nine months ended             Year ended
                                                                                    September 30, 2003         December 31, 2002
                                                                                  -----------------------   -----------------------
                                                                                   Purchases      Sales      Purchases      Sales
                                                                                   ---------    ---------    ---------    ---------
                                                                                                (Dollars In Thousands)

     Liberty Variable Insurance Trust:
       Colonial Small Cap Value                                                    $ 11,186     $    510     $      -     $      -
     Liberty Variable Series:
       Liberty Asset Allocation                                                         575           78            -            -
       Liberty Equity                                                                    97           69            -            -
       Liberty Federal Securities                                                       124           39            -            -
       Liberty Small Company Growth                                                      63           16            -            -
     Oppenheimer Variable Accounts Fund:
       Oppenheimer Global Securities                                                  1,415           13          274           24
       Oppenheimer Strategic Bond                                                       290           86           53           36
     PIMCO Variable Insurance Trust:
       PIMCO High Yield                                                             330,420      136,643      217,839      126,620
       PIMCO StocksPLUS Growth and Income                                            25,819       56,160       92,182       97,761
     Pioneer Variable Contracts Trust:
       Pioneer Equity-Income VCT                                                        657            3          200            1
       Pioneer Fund VCT                                                              30,095        6,194       27,454        6,810
       Pioneer Mid-Cap Value VCT                                                     57,719        1,478       69,537       13,624
       Pioneer Small Company VCT                                                      1,471          570        3,491          398
     ProFunds VP:
       ProFund VP Bull                                                              155,875      145,333      114,057       95,299
       ProFund VP Europe 30                                                          97,186      100,429      318,634      307,100
       ProFund VP Rising Rates Opportunity                                           13,727          179            -            -
       ProFund VP Small Cap                                                         195,851      154,096      321,292      294,784
     Prudential Series Fund, Inc.:
       Prudential Jennison                                                           16,284        8,796      223,318      215,947
       SP Jennison International Growth                                              51,686       29,449       44,084       36,323
     Putnam Variable Trust:
       Putnam VT Discovery Growth                                                       961          219        1,601           94
       Putnam VT Growth and Income                                                    1,183          246        1,662          172
       Putnam VT International Growth and Income                                      1,106        1,132        3,063          261
     Travelers Series Fund Inc.:
       Smith Barney High Income                                                           3           78           82           38
       Smith Barney International All Cap Growth                                          7           32            4           26
       Smith Barney Large Cap Value                                                      25           68           19           54
       Smith Barney Money Market                                                         30           89            2           80
     UBS Series Trust:
       UBS Tactical Allocation                                                        1,721          246        1,316          240


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------

6.   Changes in Units

     The changes in units outstanding for the nine months ended September 30, 2003 and the year ended December 31, 2002 are shown in the following table. The activity includes Contractowners electing to update a DVA 100 or DVA Series 100 Contract to a DVA Contract. Updates to DVA Contracts resulted in both a redemption (surrender of the old Contract) and an issue (acquisition of the new Contract).



                                                            Nine months ended                             Year ended
                                                            September 30, 2003                         December 31, 2002
                                                 ---------------------------------------  ------------------------------------------
                                                                                 Net                                       Net
                                                    Units         Units       Increase       Units         Units         Increase
                                                    Issued       Redeemed    (Decrease)      Issued       Redeemed       (Decrease)
                                                 ------------  ------------  -----------  ------------  -------------  -------------

     AIM Variable Insurance Funds:
       AIM V.I. Capital Appreciation                   6,285         3,184        3,101         3,701              -          3,701
       AIM V.I. Core Equity                           11,781             3       11,778         4,961              -          4,961
       AIM V.I. Dent Demographic Trends            4,480,794     1,498,586    2,982,208     2,175,335        948,298      1,227,037
       AIM V.I. Growth                               178,082        83,723       94,359       129,633         51,493         78,140
       AIM V.I. Premier Equity                         8,192         3,834        4,358        11,714              -         11,714
     AllianceBernstein Variable Products
       Series Fund, Inc.:
       AllianceBernstein Growth and Income           445,783       162,550      283,233       585,752        114,322        471,430
       AllianceBernstein Premier Growth              403,971       282,829      121,142       467,717        260,296        207,421
       AllianceBernstein Value                       393,284       168,869      224,415       298,200         42,183        256,017
     Fidelity Variable Insurance
       Products Fund:
       Fidelity(R) VIP Contrafund(R)               1,067,328       231,751      835,577       540,071        148,494        391,577
       Fidelity(R) VIP Equity-Income              11,859,284     4,946,893    6,912,391     8,251,501      5,400,874      2,850,627
       Fidelity(R) VIP Growth                     27,171,779    14,349,940   12,821,839     8,076,321      4,495,778      3,580,543
       Fidelity(R) VIP Overseas                       12,374        10,343        2,031         1,171              -          1,171
     Franklin Templeton Variable Insurance
       Products Trust:
       Franklin Small Cap Value Securities            18,140           141       17,999         1,965             25          1,940
     Greenwich Street Series Fund:
       Greenwich Appreciation                          2,047         5,363       (3,316)        4,624          4,584             40
     The Galaxy VIP Fund:
       Galaxy VIP Asset Allocation                        21        77,732      (77,711)        1,789         52,447        (50,658)
       Galaxy VIP Growth and Income                        9        16,214      (16,205)          561          3,752         (3,191)
       Galaxy VIP High Quality Bond                        -        10,297      (10,297)        2,096          4,759         (2,663)
       Galaxy VIP Small Company Growth                 1,243         7,800       (6,557)        1,172          1,052            120
     ING GET Fund:
       ING GET Fund - Series N                         2,799       349,479     (346,680)       43,042        189,804       (146,762)
       ING GET Fund - Series P                       339,039     2,832,048   (2,493,009)      772,618      1,720,085       (947,467)
       ING GET Fund - Series Q                       526,654     3,886,909   (3,360,255)   18,122,750      1,458,265     16,664,485
       ING GET Fund - Series R                       503,415     3,793,434   (3,290,019)   18,803,947      1,893,348     16,910,599
       ING GET Fund - Series S                       609,463     5,613,162   (5,003,699)   22,953,264      1,085,776     21,867,488
       ING GET Fund - Series T                     1,030,418     8,099,407   (7,068,989)   23,875,059        232,370     23,642,689
       ING GET Fund - Series U                    27,282,617    10,032,236   17,250,381       104,774              -        104,774
       ING GET Fund - Series V                    39,278,413     1,946,876   37,331,537             -                             -
       ING GET U.S. Core Portfolio - Series 1     24,156,457       381,372   23,775,085             -                             -
       ING GET U.S. Core Portfolio - Series 2
         (Guaranteed)                                222,709         3,478      219,231             -                             -


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                            Nine months ended                             Year ended
                                                            September 30, 2003                         December 31, 2002
                                                 ---------------------------------------  ------------------------------------------
                                                                                 Net                                       Net
                                                    Units         Units       Increase       Units         Units         Increase
                                                    Issued       Redeemed    (Decrease)      Issued       Redeemed       (Decrease)
                                                 ------------  ------------  -----------  ------------  -------------  -------------

     ING Investors Trust:
       ING AIM Mid-Cap Growth                     16,605,320    15,972,934      632,386    39,062,471     42,593,565     (3,531,094)
       ING AIM Mid-Cap Growth Advisor                147,828         9,727      138,101         8,044              -          8,044
       ING Alliance Mid-Cap Growth                23,786,698    21,507,080    2,279,618     2,673,641     14,350,360     (1,676,719)
       ING Alliance Mid-Cap Growth Advisor           164,626        13,059      151,567         3,459              -          3,459
       ING American Funds Growth                   1,650,487        80,020    1,570,467             -              -              -
       ING American Funds Growth-Income            1,310,570        35,798    1,274,772             -              -              -
       ING American Funds International              577,554       148,306      429,248             -              -              -
       ING Capital Guardian Large Cap Value       23,010,603    11,562,415   11,448,188    22,131,127     10,157,539     11,973,588
       ING Capital Guardian Large Cap
         Value Advisor                               509,093       155,331      353,762        32,499              -         32,499
       ING Capital Guardian Managed Global         7,285,832     5,368,149    1,917,683    29,219,248     27,211,114      2,008,134
       ING Capital Guardian Managed
         Global Advisor                               85,621         9,259       76,362         4,848              -          4,848
       ING Capital Guardian Small Cap             18,489,811    16,391,539    2,098,272    31,167,383     33,693,558     (2,526,175)
       ING Capital Guardian Small Cap Advisor        167,838         6,826      161,012        14,125              -         14,125
       ING Developing World                        9,582,349     8,904,817      677,532    31,632,928      7,268,250     24,364,678
       ING Developing World Advisor                   81,137         2,612       78,525        96,894            124         96,770
       ING Eagle Asset Value Equity                4,341,601     4,674,309     (332,708)    8,835,743      8,086,769        748,974
       ING Eagle Asset Value Equity Advisor           75,053        14,064       60,989        12,051            923         11,128
       ING FMR Diversified Mid-Cap                 7,077,189     3,471,402    3,605,787    38,357,135     38,795,832       (438,697)
       ING FMR Diversified Mid-Cap Advisor           243,143        25,008      218,135         8,162              3          8,159
       ING Goldman Sachs Internet Tollkeeper       6,209,456     2,478,113    3,731,343     3,969,315      1,909,841      2,059,474
       ING Goldman Sachs Internet Tollkeeper
         Advisor                                     114,304          6,91      107,388         5,119              -          5,119
       ING Hard Assets                             6,305,469     5,525,444      780,025     8,767,576      6,176,025      2,591,551
       ING Hard Assets Advisor                       130,437         7,480      122,957         9,841              -          9,841
       ING Internationa                           41,748,746    41,016,359      732,387    88,470,226     88,235,675        234,551
       ING International Advisor                     255,821         9,522      246,299        25,956              3         25,953
       ING Janus Growth and Income                12,743,212     4,946,182    7,797,030    11,879,305      3,750,330      8,128,975
       ING Janus Growth and Income Advisor           554,089        99,965      454,124        60,374              -         60,374
       ING Janus Special Equity                    3,143,482     1,368,318    1,775,164     2,057,335      1,380,067        677,268
       ING Janus Special Equity Advisor               33,409         3,548       29,861         5,773              -          5,773
       ING Jennison Equity Opportunities           5,824,429     7,522,114   (1,697,685)   10,707,624      7,860,701      2,846,923
       ING Jennison Equity Opportunities Advisor      99,170         3,086       96,084        68,680          3,462         65,218
       ING JPMorgan Fleming Small Cap Equity       4,253,313       979,140    3,274,173     1,450,310        238,479      1,211,831
       ING JPMorgan Fleming Small Cap Equity
         Advisor                                     581,023        35,458      545,565        53,904              3         53,901
       ING Julius Baer Foreign                     3,802,644     2,355,823    1,446,821     2,304,452      1,696,647        607,805
       ING Julius Baer Foreign Advisor               138,342        12,916      125,426        16,921             29         16,892
       ING Limited Maturity Bond                  17,774,730    17,474,829      299,901    19,089,421     10,093,155      8,996,266
       ING Liquid Assets                         211,271,053   217,182,906   (5,911,853)  432,718,159    435,462,419     (2,744,260)
       ING Liquid Assets Advisor                   1,390,395       723,917      666,478       376,779        196,446        180,333
       ING Marisco Growth                         20,247,265    18,673,218    1,574,047    88,418,811    101,385,523    (12,966,712)
       ING Marisco Growth Advisor                    494,656        33,905      460,751         9,416              -          9,416
       ING Mercury Focus Value                     1,535,444       429,097    1,106,347       927,802        217,748        710,054
       ING Mercury Focus Value Advisor                41,946         3,082       38,864         4,735              -          4,735
       ING Mercury Fundamental Growth                969,276       243,736      725,540       412,537         67,974        344,563


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                            Nine months ended                             Year ended
                                                            September 30, 2003                         December 31, 2002
                                                 ---------------------------------------  ------------------------------------------
                                                                                 Net                                       Net
                                                    Units         Units       Increase       Units         Units         Increase
                                                    Issued       Redeemed    (Decrease)      Issued       Redeemed       (Decrease)
                                                 ------------  ------------  -----------  ------------  -------------  -------------

     ING Investors Trust (continued):
       ING Mercury Fundamental Growth Advisor         51,327         4,280       47,047        11,445              7         11,438
       ING MFS Mid-Cap Growth                     21,323,749    19,911,353    1,412,396    37,536,301     39,509,334     (1,973,033)
       ING MFS Mid-Cap Growth Advisor                479,402        49,645      429,757        56,277              2         56,275
       ING MFS Research                           11,459,043    12,210,625     (751,582)   14,355,356     17,693,135     (3,337,779)
       ING MFS Research Advisor                      121,672        15,708      105,964        33,623              -         33,623
       ING MFS Total Return                       17,088,255    11,280,277    5,807,978    17,689,754     11,652,054      6,037,700
       ING MFS Total Return Advisor                1,039,750        58,115      981,635       100,210          5,006         95,204
       ING PIMCO Core Bond                        33,219,184    27,216,378    6,002,806    58,286,404     59,112,337       (825,933)
       ING PIMCO Core Bond Advisor                 1,603,273       427,844    1,175,429        32,995             27         32,968
       ING Salomon Brothers All Cap               16,573,184    11,400,698    5,172,486    14,295,321     10,877,332      3,417,989
       ING Salomon Brothers All Cap Advisor          312,023        13,808      298,215        18,492              -         18,492
       ING Salomon Brothers Investors              4,366,654     3,205,493    1,161,161     5,380,431      2,510,400      2,870,031
       ING Salomon Brothers Investors Advisor         43,801         2,602       41,199        30,514             17         30,497
       ING T. Rowe Price Capital Appreciation     13,543,756     9,307,321    4,236,435    16,893,498      5,743,297     11,150,201
       ING T. Rowe Price Capital Appreciation
         Advisor                                   1,160,833        82,173    1,078,660        92,813          3,431         89,382
       ING T. Rowe Price Equity Income             9,863,485     6,315,606    3,547,879       715,898        157,257        558,641
       ING T. Rowe Price Equity Income Advisor       706,726       101,291      605,435        47,562              -         47,562
       ING UBS U.S. Balanced                       2,065,825     1,374,217      691,608     2,524,223      1,691,382        832,841
       ING UBS U.S. Balanced Advisor                  30,603           518       30,085             -              -              -
       ING Van Kampen Equity Growth                2,356,338       554,180    1,802,158     8,678,192      2,364,577      6,313,615
       ING Van Kampen Equity Growth Advisor          371,341        15,747      355,594        23,763            590         23,173
       ING Van Kampen Global Franchise             4,340,912     1,752,856    2,588,056     2,512,607        851,207      1,661,400
       ING Van Kampen Global Franchise Advisor       961,501        94,581      866,920        78,879          4,514         74,365
       ING Van Kampen Growth and Income            7,394,779     7,406,917      (12,138)    5,686,825     8 ,964,808     (3,277,983)
       ING Van Kampen Growth and Income Advisor    1,583,558       259,259    1,324,299       105,373          4,220        101,153
       ING Van Kampen Real Estate                  5,501,168     4,146,646    1,354,522     6,070,387      3,723,970      2,346,417
       ING Van Kampen Real Estate Advisor            362,541        29,418      333,123        28,719              3         28,716
     ING Partners, Inc.:
       ING Alger Aggressive Growth                    38,736             -       38,736             -              -              -
       ING Alger Growth                               11,033         2,782        8,251         5,956              -          5,956
       ING American Century Small Cap Value           12,875           268       12,607           215              -            215
       ING Baron Small Cap Growth                     51,081         1,238       49,843             -              -              -
       ING JPMorgan Fleming International            413,930       207,386      206,544         1,232              -          1,232
       ING JPMorgan Mid Cap Value                    257,021        21,326      235,695           950             31            919
       ING MFS(R)Capital Opportunities
         (Initial Class)                             119,495        61,831       57,664        39,538          6,696         32,842
       ING MFS(R)Capital Opportunities
         (Service Class)                              25,291             1       25,290       169,917         39,170        130,747
       ING MFS(R) Global Growth                       67,476        17,064       50,412        10,569              -         10,569
       ING MFS Research Equity                        10,051            37       10,014             -              -              -
       ING OpCap Balanced Value                       18,498             2       18,496         9,184            144          9,040


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SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                            Nine months ended                             Year ended
                                                            September 30, 2003                         December 31, 2002
                                                 ---------------------------------------  ------------------------------------------
                                                                                 Net                                       Net
                                                    Units         Units       Increase       Units         Units         Increase
                                                    Issued       Redeemed    (Decrease)      Issued       Redeemed       (Decrease)
                                                 ------------  ------------  -----------  ------------  -------------  -------------

     ING Partners, Inc. (continued):
       ING PIMCO Total Return                        112,374        36,885       75,489        16,208              -         16,208
       ING Salomon Brothers Aggressive Growth        364,395       112,520      251,875             -              -              -
       ING Salomon Brothers Fundamental Value         50,700         5,531       45,169        57,930          2,748         55,182
       ING Salomon Brothers Investors Value           34,292         1,408       32,884           487              -            487
       ING T. Rowe Price Growth Equity               188,933        15,559      173,374        19,085              -         19,085
       ING UBS Tactical Asset Allocation               5,414           254        5,160           297              -            297
       ING Van Kampen Comstock                     2,904,637       593,257    2,311,380       218,552          8,852        209,700
     ING Variable Insurance Trust:
       ING VIT Worldwide Growth                    4,167,455     2,431,336    1,736,119     4,884,109      2,447,811      2,436,298
     ING Variable Portfolios, Inc.:
       ING VP Balanced                                65,235           305       64,930             -              -              -
       ING VP Bond                                11,942,637    10,052,957    1,889,680     7,230,384      2,562,132      4,668,252
       ING VP Growth                                  37,851        11,575       26,276         6,679            110          6,569
       ING VP Index Plus LargeCap                  5,656,893     1,905,775    3,751,118       989,798        442,688        547,110
       ING VP Index Plus MidCap                    1,301,242       825,224      476,018     1,075,901        467,221        608,680
       ING VP Index Plus SmallCap                    880,415       534,682      345,733     1,032,462        634,554        397,908
       ING VP International Equity                     8,974         2,092        6,882             -              -              -
       ING VP Small Company                           56,080         7,136       48,944        27,484          6,772         20,712
       ING VP Value Opportunity                      101,133        25,631       75,502       162,657         30,086        132,571
     ING Variable Products Trust:
       ING VP Convertible                            224,406        36,239      188,167       111,643         22,720         88,923
       ING VP Growth and Income                      141,563        15,347      126,216             -              -              -
       ING VP Growth Opportunities                 2,177,757       822,369    1,355,388     1,984,390        760,395      1,223,995
       ING VP International Value                     36,671         4,460       32,211         5,020             82          4,938
       ING VP Large Company Value                    135,837        66,958       68,879       151,517         46,425        105,092
       ING VP LargeCap Growth                        190,860        95,542       95,318       281,373        173,739        107,634
       ING VP MagnaCap                             1,197,768       511,020      686,748     1,873,780        706,779      1,167,001
       ING VP MidCap Opportunities                    26,710             1       26,709         1,700              -          1,700
       ING VP SmallCap Opportunities               7,991,532     2,720,960    5,270,572     6,167,933      1,352,225      4,815,708
     INVESCO Variable Investment Funds, Inc.:
       INVESCO VIF - Financial Services            8,119,580     5,835,338    2,284,242     8,952,534      6,278,761      2,673,773
       INVESCO VIF - Health Sciences              12,527,705     8,863,401    3,664,304     1,553,067      8,591,990      2,961,077
       INVESCO VIF - Leisure                       2,155,253       507,216    1,648,037     1,002,159        278,062        724,097
       INVESCO VIF - Utilities                     3,084,826     1,308,328    1,776,498     1,413,473        305,358      1,108,115
     Janus Aspen Series:
       Janus Aspen Series Balanced                   404,760        23,578      381,182        57,501          3,830         53,671
       Janus Aspen Series Flexible Income            146,159        18,942      127,217        25,934            170         25,764
       Janus Aspen Series Growth                      86,059        14,952       71,107        26,711             20         26,691
       Janus Aspen Series Worldwide Growth         3,016,609     2,674,504      342,105    13,323,220     12,946,666        376,554


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                            Nine months ended                             Year ended
                                                            September 30, 2003                         December 31, 2002
                                                 ---------------------------------------  ------------------------------------------
                                                                                 Net                                       Net
                                                    Units         Units       Increase       Units         Units         Increase
                                                    Issued       Redeemed    (Decrease)      Issued       Redeemed       (Decrease)
                                                 ------------  ------------  -----------  ------------  -------------  -------------

     Liberty Variable Insurance Trust:
       Colonial Small Cap Value                    1,123,294       219,498      903,796             -              -              -
     Liberty Variable Series:
       Liberty Asset Allocation                       58,336         7,914       50,422             -              -              -
       Liberty Equity                                 17,879        11,051        6,828         2,539         15,793        (13,254)
       Liberty Federal Securities                     12,472         3,823        8,649             -              -              -
       Liberty Small Company Growth                    6,299         1,259        5,040             -              -              -
     Oppenheimer Variable Accounts Fund:
       Oppenheimer Global Securities                 169,683         8,058      161,625        29,681          2,882         26,799
       Oppenheimer Strategic Bond                     25,509         7,220       18,289         5,028          3,500          1,528
     PIMCO Variable Insurance Trust:
       PIMCO High Yield                           54,787,311    38,227,882   16,559,429    27,197,895     19,409,516      7,788,379
       PIMCO StocksPLUS Growth and Income          7,941,473    11,305,593   (3,364,120)   13,357,877     14,285,763       (927,886)
     Pioneer Variable Contracts Trust:
       Pioneer Equity-Income VCT                      85,819        12,931       72,888        21,635             61         21,574
       Pioneer Fund VCT                            5,004,209     1,897,149    3,107,060     3,769,608      1,315,200      2,454,408
       Pioneer Mid-Cap Value VCT                   7,909,855     2,407,785    5,502,070     7,875,737      2,670,048      5,205,689
       Pioneer Small Company VCT                     238,833       127,674      111,159       431,876         92,472        339,404
     ProFunds VP:
       ProFund VP Bull                            30,823,336    29,119,522    1,703,814    18,816,487     16,427,269      2,389,218
       ProFund VP Europe 30                       19,807,740    20,386,733     (578,993)   50,746,741     48,922,218      1,824,523
       ProFund VP Rising Rates Opportunity         1,449,534        43,894    1,405,640             -              -              -
       ProFund VP Small Cap                       34,001,609    29,552,982    4,448,627    44,254,935     41,001,972      3,252,963
     Prudential Series Fund, Inc.:
       Prudential Jennison                         5,686,844     3,955,174    1,731,670    45,072,785     43,503,839      1,568,946
       SP Jennison International Growth           14,478,997     9,582,201    4,896,796    10,464,472      8,810,383      1,654,089
     Putnam Variable Trust:
       Putnam VT Discovery Growth                    166,811        54,201      112,610       227,745         22,636        205,109
       Putnam VT Growth and Income                   184,654        73,770      110,884       199,811         27,845        171,966
       Putnam VT International Growth and Income     158,418       164,113       (5,695)      355,859         48,525        307,334
     Travelers Series Fund Inc.:
       Smith Barney High Income                          421         6,277       (5,856)           35          3,035         (3,000)
       Smith Barney International All Cap Growth         996         3,566       (2,570)           80          2,233         (2,153)
       Smith Barney Large Cap Value                    1,738         4,514       (2,776)          114          3,173         (3,059)
       Smith Barney Money Market                      17,181        21,728       (4,547)           16          6,191         (6,175)
     UBS Series Trust:
       UBS Tactical Allocation                       236,929        49,778      187,151       165,483         32,046        133,437


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------

7.   Unit Summary

     Accumulation unit value information for units outstanding, by Contract type, as of September 30, 2003 follows:



     Division/Contract                                        Units           Unit Value         Extended Value
     --------------------------------------------        ---------------     ---------------     ----------------

     AIM V.I. Capital Appreciation
     Contracts in accumulation period:
       Band 35                                                6,102.149      $         8.51      $        51,929
       Band 37                                                  700.056                8.46                5,922
                                                         ---------------                         ----------------
                                                              6,802.204                          $        57,851
                                                         ===============                         ================

     AIM V.I. Core Equity
     Contracts in accumulation period:
       Band 35                                               15,740.942      $         9.21      $       144,974
       Band 38                                                  998.303               10.29               10,273
                                                         ---------------                         ----------------
                                                             16,739.245                          $       155,247
                                                         ===============                         ================

     AIM V.I. Dent Demographic Trends
     Contracts in accumulation period:
       Band 2                                                12,821.853      $         9.05      $       116,038
       Band 4                                                 9,129.347                9.00               82,164
       Band 5                                                61,692.609                8.99              554,617
       Band 6                                               637,232.767                8.98            5,722,350
       Band 7                                               757,636.474                8.97            6,795,999
       Band 8                                               143,773.718                8.95            1,286,775
       Band 9                                                69,729.198                8.94              623,379
       Band 10                                              263,962.936                8.93            2,357,189
       Band 11                                              364,987.246                8.92            3,255,686
       Band 12                                              243,906.023                8.91            2,173,203
       Band 13                                              466,188.255                8.91            4,153,737
       Band 14                                              698,421.013                8.89            6,208,963
       Band 15                                               12,685.057                8.88              112,643
       Band 16                                               31,047.946                8.86              275,085
       Band 17                                              111,616.786                8.85              987,809
       Band 18                                               13,360.880                8.84              118,110
       Band 19                                              122,074.208                8.83            1,077,915
       Band 20                                              353,281.615                8.90            3,144,206
       Band 21                                               50,355.771                8.87              446,656
       Band 25                                                2,766.322                9.07               25,091


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     AIM V.I. Dent Demographic Trends (continued)
       Band 26                                               10,984.436      $         9.06      $        99,519
       Band 27                                                1,735.600                9.00               15,620
       Band 28                                                1,088.148                8.98                9,772
       Band 29                                               37,031.494                8.97              332,173
       Band 30                                                9,835.826                8.91               87,637
       Band 31                                               13,683.653                8.89              121,648
       Band 32                                               19,831.356                8.84              175,309
       Band 33                                                8,089.835                8.80               71,191
       Band 34                                                3,386.922                8.77               29,703
                                                         ---------------                         ----------------
                                                          4,532,337.294                          $    40,460,187
                                                         ===============                         ================

     AIM V.I. Growth
     Contracts in accumulation period:
       Band 9                                                 2,076.148      $         8.16      $        16,941
       Band 13                                                7,597.165                8.13               61,765
       Band 15                                                1,769.330                8.10               14,332
       Band 26                                               37,521.850                8.26              309,930
       Band 27                                               11,594.494                8.22               95,307
       Band 28                                                5,829.104                8.19               47,740
       Band 29                                               72,509.718                8.18              593,129
       Band 30                                               26,065.141                8.13              211,910
       Band 31                                               32,855.173                8.11              266,455
       Band 32                                               11,986.114                8.06               96,608
       Band 33                                                4,393.549                8.03               35,280
       Band 34                                                1,198.332                8.01                9,599
                                                         ---------------                         ----------------
                                                            215,396.119                          $     1,758,996
                                                         ===============                         ================

     AIM V.I. Premier Equity
     Contracts in accumulation period:
       Band 35                                                7,417.406      $         7.69      $        57,040
       Band 36                                                5,600.805                7.66               42,902
       Band 39                                                3,053.811               10.28               31,393
                                                         ---------------                         ----------------
                                                             16,072.022                          $       131,335
                                                         ===============                         ================

     AllianceBernstein Growth and Income
     Contracts in accumulation period:
       Band 9                                                23,424.573      $         8.58      $       200,983
       Band 13                                               15,525.412                8.54              132,587
       Band 15                                               25,534.878                8.51              217,302
       Band 26                                              168,873.724                8.70            1,469,201


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     AllianceBernstein Growth and Income (continued)
       Band 27                                              112,754.237     $          8.65      $       975,324
       Band 28                                               49,639.153                8.62              427,889
       Band 29                                              236,796.875                8.61            2,038,821
       Band 30                                              155,044.888                8.55            1,325,634
       Band 31                                               84,571.900                8.52              720,553
       Band 32                                               24,651.815                8.47              208,801
       Band 33                                               13,211.558                8.43              111,373
       Band 34                                               17,018.120                8.40              142,952
                                                         ---------------                         ----------------
                                                            927,047.133                          $     7,971,420
                                                         ===============                         ================

     AllianceBernstein Premier Growth
     Contracts in accumulation period:
       Band 9                                                12,132.740      $         7.31      $        88,690
       Band 13                                               10,224.481                7.28               74,434
       Band 15                                                  244.623                7.25                1,774
       Band 26                                               61,734.876                7.42              458,073
       Band 27                                               98,603.963                7.37              726,711
       Band 28                                               10,929.929                7.34               80,226
       Band 29                                               60,929.192                7.34              447,220
       Band 30                                               93,887.437                7.29              684,439
       Band 31                                               53,613.299                7.26              389,233
       Band 32                                               15,640.280                7.21              112,766
       Band 33                                               20,573.304                7.18              147,716
       Band 34                                                4,144.160                7.16               29,672
                                                         ---------------                         ----------------
                                                            442,658.160                          $     3,240,954
                                                         ===============                         ================

     AllianceBernstein Value
     Contracts in accumulation period:
       Band 9                                                15,916.139      $         9.62      $       153,113
       Band 13                                                7,796.245                9.58               74,688
       Band 15                                               22,378.410                9.54              213,490
       Band 26                                               67,410.475                9.76              657,926
       Band 27                                               57,629.559                9.69              558,430
       Band 28                                               11,988.835                9.66              115,812
       Band 29                                              141,557.396                9.65            1,366,029
       Band 30                                              129,051.279                9.59            1,237,602
       Band 31                                               48,848.072                9.55              466,499
       Band 32                                               18,199.931                9.49              172,717
       Band 33                                                8,958.694                9.45               84,660
       Band 34                                               10,169.346                9.42               95,795
                                                         ---------------                         ----------------
                                                            539,904.381                          $     5,196,761
                                                         ===============                         ================


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     Fidelity(R) VIP Contrafund(R)
     Contracts in accumulation period:
       Band 9                                                27,919.756     $          9.81      $       273,873
       Band 13                                               31,678.560                9.76              309,183
       Band 15                                               59,016.091                9.73              574,227
       Band 26                                              232,237.627                9.95            2,310,764
       Band 27                                              133,082.773                9.88            1,314,858
       Band 28                                               19,752.555                9.85              194,563
       Band 29                                              261,900.923                9.84            2,577,105
       Band 30                                              161,297.852                9.77            1,575,880
       Band 31                                               52,489.684                9.74              511,250
       Band 32                                               32,168.148                9.68              311,388
       Band 33                                               38,377.536                9.63              369,576
       Band 34                                               17,640.133                9.60              169,345
       Band 35                                              219,389.799                9.99            2,191,704
       Band 36                                               39,634.226                9.95              394,361
       Band 37                                                8,347.475                9.92               82,807
       Band 38                                                9,287.663               10.45               97,056
       Band 39                                                4,131.980               10.45               43,179
       Band 40                                                  712.954               10.45                7,450
                                                         ---------------                         ----------------
                                                          1,349,065.735                          $    13,308,589
                                                         ===============                         ================

     Fidelity(R) VIP Equity-Income
     Contracts in accumulation period:
       Band 2                                                15,332.779      $         8.89      $       136,308
       Band 3                                                 1,016.004                8.82                8,961
       Band 4                                                22,842.695                8.84              201,929
       Band 5                                               105,759.306                8.83              933,855
       Band 6                                             1,402,433.397                8.81           12,355,438
       Band 7                                             1,431,354.269                8.80           12,595,918
       Band 8                                               329,246.637                8.78            2,890,785
       Band 9                                               124,006.863                8.77            1,087,540
       Band 10                                              685,135.121                8.76            6,001,784
       Band 11                                              686,393.984                8.75            6,005,947
       Band 12                                              542,313.328                8.74            4,739,818
       Band 13                                              818,202.511                8.73            7,142,908
       Band 14                                            1,123,584.011                8.71            9,786,417
       Band 15                                               30,572.327                8.70              265,979
       Band 16                                               37,296.160                8.68              323,731
       Band 17                                              260,663.579                8.67            2,259,953


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     Fidelity(R) VIP Contrafund(R) (continued)
       Band 18                                               92,074.263     $          8.66      $       797,363
       Band 19                                               53,475.143                8.64              462,025
       Band 20                                              753,417.346                8.72            6,569,799
       Band 21                                              114,109.834                8.69              991,614
       Band 25                                               11,881.644                8.91              105,865
       Band 26                                              234,001.903                8.90            2,082,617
       Band 27                                              111,622.496                8.84              986,743
       Band 28                                               26,651.474                8.81              234,799
       Band 29                                              265,389.402                8.80            2,335,427
       Band 30                                              225,491.763                8.74            1,970,798
       Band 31                                               45,040.486                8.71              392,303
       Band 32                                               28,153.267                8.66              243,807
       Band 33                                               26,435.916                8.62              227,878
       Band 34                                               25,472.731                8.59              218,811
       Band 35                                              323,421.956                8.94            2,891,392
       Band 36                                                6,940.411                8.90               61,770
       Band 37                                                3,417.557                8.87               30,314
       Band 38                                                3 123.435               10.28               32,109
                                                         ---------------                         ----------------
                                                          9,966,273.998                          $    13,308,589
                                                         ===============                         ================

     Fidelity(R) VIP Growth
     Contracts in accumulation period:
       Band 1                                                   562.275      $         7.62      $         4,285
       Band 2                                                12,746.083                7.59               96,743
       Band 4                                                29,174.656                7.55              220,269
       Band 5                                                83,208.315                7.54              627,391
       Band 6                                             2,376,552.941                7.52           17,871,678
       Band 7                                             2,463,463.537                7.51           18,500,611
       Band 8                                               524,690.519                7.50            3,935,179
       Band 9                                               137,053.275                7.49            1,026,529
       Band 10                                            1,019,054.515                7.48            7,622,528
       Band 11                                            1,307,855.266                7.47            9,769,679
       Band 12                                              720,383.865                7.46            5,374,064
       Band 13                                            1,775,877.276                7.46           13,248,044
       Band 14                                            2,291,682.792                7.44           17,050,120
       Band 15                                               45,600.980                7.43              338,815
       Band 16                                               48,815.497                7.41              361,723


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     Fidelity(R) VIP Growth (continued)
       Band 17                                              569,433.983     $          7.40      $     4,213,811
       Band 18                                              203,382.099                7.40            1,505,028
       Band 19                                              132,715.176                7.38              979,438
       Band 20                                            1,392,639.517                7.45           10,375,164
       Band 21                                              230,763.237                7.42            1,712,263
       Band 25                                               22,974.111                7.61              174,833
       Band 26                                              224,180.662                7.60            1,703,773
       Band 27                                               55,521.445                7.55              419,187
       Band 28                                               25,572.253                7.52              192,303
       Band 29                                              254,017.340                7.51            1,907,670
       Band 30                                              102,793.965                7.46              766,843
       Band 31                                               80,331.200                7.44              597,664
       Band 32                                               45,551.383                7.39              336,625
       Band 33                                               33,391.232                7.36              245,759
       Band 34                                               11,607.488                7.33               85,083
       Band 35                                              235,765.427                7.63            1,798,890
       Band 36                                                4,539.134                7.60               34,497
       Band 37                                                2,908.747                7.57               22,019
       Band 38                                               11,543.862               10.51              121,326
       Band 39                                                  801.576               10.51                8,425
                                                         ---------------                         ----------------
                                                         16,477,155.629                          $   123,248,259
                                                         ===============                         ================

     Fidelity(R) VIP Overseas
     Contracts in accumulation period:
       Band 35                                                2,036.998      $         9.65      $        19,657
       Band 38                                                1,164.656               10.87               12,660
                                                         ---------------                         ----------------
                                                              3,201.654                          $        32,317

     Franklin Small Cap Value Securities
     Contracts in accumulation period:
       Band 35                                               10,983.325      $        10.04      $       110,273
       Band 36                                                8,955.071               10.00               89,551
                                                         ---------------                         ----------------
                                                             19,938.396                          $       199,824
                                                         ===============                         ================

     Greenwich Appreciation
     Contracts in accumulation period:
       Band 22                                                  405.442      $        15.64      $         6,341
       Band 23                                               38,726.652               15.46              598,714
                                                         ---------------                         ----------------
                                                              3,201.654                          $       605,714
                                                         ===============                         ================


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING GET Fund - Series N
       Band 26                                              346,817.187     $         10.32      $     3,579,153
       Band 27                                              211,610.182               10.25            2,169,004
       Band 28                                              115,171.648               10.21            1,175,903
       Band 29                                              843,315.441               10.20            8,601,817
       Band 30                                              583,646.407               10.13            5,912,338
       Band 31                                              415,046.749               10.10            4,191,972
                                                         ---------------                         ----------------
                                                          2,515,607.614                          $    25,630,187
                                                         ===============                         ================

     ING GET Fund - Series P
     Contracts in accumulation period:
       Band 9                                                67,022.085      $        10.07      $       674,912
       Band 13                                               10,498.431               10.03              105,299
       Band 15                                                3,680.066               10.00               36,801
       Band 26                                            1,444,443.916               10.20           14,733,328
       Band 27                                              895,041.605               10.14            9,075,722
       Band 28                                              364,222.913               10.11            3,682,294
       Band 29                                            3,976,456.795               10.10           40,162,214
       Band 30                                            3,097,338.583               10.04           31,097,279
       Band 31                                            1,806,809.528               10.00           18,068,095
       Band 32                                              108,331.070                9.95            1,077,894
       Band 33                                               35,615.268                9.91              352,947
       Band 34                                               25,975.879                9.88              256,642
                                                         ---------------                         ----------------
                                                         11,835,436.139                          $   119,323,427
                                                         ===============                         ================

     ING GET Fund - Series Q
     Contracts in accumulation period:
       Band 9                                               530,422.691      $        10.26      $     5,442,137
       Band 13                                              278,911.586               10.22            2,850,476
       Band 15                                               77,265.652               10.19              787,337
       Band 26                                            1,672,501.554               10.38           17,360,566
       Band 27                                            1,237,108.807               10.32           12,766,963
       Band 28                                              370,590.740               10.29            3,813,379
       Band 29                                            3,639,529.894               10.28           37,414,367
       Band 30                                            2,949,071.734               10.23           30,169,004
       Band 31                                            1,481,283.660               10.20           15,109,093


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING GET Fund - Series Q (continued)
       Band 32                                              845,265,421     $        10.14       $    8,570,991
       Band 33                                              176,553.467              10.11            1,784,956
       Band 34                                              233,700.471              10.08            2,355,701
       Band 35                                                2,495.394              10.42               26,002
                                                         ---------------                         ----------------
                                                         13,494,701.071                          $     8,570,991
                                                         ===============                         ================

     ING GET Fund - Series R
     Cntracts in accumulation period:
       Band 9                                               932,004.415      $        10.33      $     9,627,606
       Band 13                                              186,494.771               10.30            1,920,896
       Band 15                                               91,729.410               10.28              924,978
       Band 26                                            1,716,717.064               10.44           17,922,526
       Band 27                                              857,508.447               10.39            8,909,513
       Band 28                                              465,630.500               10.37            4,828,588
       Band 29                                            3,354,330.139               10.36           34,750,860
       Band 30                                            2,749,571.924               10.31           28,348,087
       Band 31                                            1,480,789.216               10.28           15,222,513
       Band 32                                              879,300.382               10.24            9,004,036
       Band 33                                              404,475.846               10.21            4,129.698
       Band 34                                              478,213.613               10.18            4,868,215
       Band 35                                               19,649.602               10.47              205,731
       Band 36                                                4,164.678               10.44               43,479
                                                         ---------------                         ----------------
                                                         13,620,580.007                          $   140,724,726
                                                         ===============                         ================

     ING GET Fund - Series S
     Cntracts in accumulation period:
       Band 9                                               924,696.578      $        10.28      $     9,505,881
       Band 13                                              518,239.687               10.25            5,311,957
       Band 15                                              232,492.941               10.23            2,378,403
       Band 26                                            2,164,754.001               10.36           22,426,851
       Band 27                                              824,717.764               10.32            8,511,087
       Band 28                                              419,187.800               10.30            4,317,634
       Band 29                                            4,475,735.876               10.29           46,055,322
       Band 30                                            2,849,093.019               10.25           29,203,203
       Band 31                                            1,717,590.990               10.23           17,570,956
       Band 32                                            1,447,558.482               10.20           14,765,097


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING GET Fund - Series S (continued)
       Band 33                                              942,172.449     $         10.17      $     9,581.894
       Band 34                                              312,862.610               10.15            3,175,555
       Band 35                                               29,897.431               10.39              310,634
       Band 36                                                4,790.846               10.36               49,633
                                                         ---------------                         ----------------
                                                         13,620,580.007                          $   173,164,107
                                                         ===============                         ================

     ING GET Fund - Series T
     Cntracts in accumulation period:
       Band 6                                                40,092.161      $        10.30      $       412,949
       Band 9                                             1,212,216.368               10.28           12,461,584
       Band 10                                               19,504.483               10.27              200,311
       Band 12                                              128,545.369               10.26            1,318,875
       Band 13                                              437,139.795               10.26            4,485,054
       Band 15                                              292,926.997               10.24            2,999,572
       Band 20                                               77,895.993               10.25              798,434
       Band 26                                            1,588,532.303               10.35           16,441,309
       Band 27                                              797,806.972               10.32            8,233,368
       Band 28                                              301,974.858               10.30            3,110,341
       Band 29                                            4,193,109.843               10.29           43,147,100
       Band 30                                            2,407,533.454               10.26           24,701,293
       Band 31                                            1,837,992.557               10.24           18,821,044
       Band 32                                            1,637,138.643               10.21           16,715,186
       Band 33                                              964,516.892               10.19            9,828,427
       Band 34                                              537,286.742               10.18            5,469,579
       Band 35                                               98,092.390               10.37            1,017,218
       Band 36                                                1,394.438               10.35               14,432
                                                         ---------------                         ----------------
                                                         13,573,700.258                          $   170,176,076
                                                         ===============                         ================

     ING GET Fund - Series U
     Contracts in accumulation period:
       Band 6                                               271,431.296      $        10.31      $     2,798,457
       Band 9                                             2,182,646.329               10.30           22,481,257
       Band 10                                                6,375.860               10.29               65,608
       Band 12                                               48,054.519               10.28              494,000
       Band 13                                              489,895.583               10.28            5,036,127
       Band 15                                              411,413.697               10.27            4,225,219
       Band 20                                              205,609.379               10.28            2,113,664


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING GET Fund - Series U (continued)
       Band 26                                            1,683,861.607     $        10.35       $    17,427,968
       Band 27                                              618,302.323              10.33             6,387,063
       Band 28                                              562,644.052              10.31             5,800,860
       Band 29                                            3,886,584.650              10.31            40,070,688
       Band 30                                            1,982,796.441              10.28            20,383,147
       Band 31                                            1,358,902.658              10.27            13,955,930
       Band 32                                            1,596,799.090              10.25            16,367,191
       Band 33                                              996,661.512              10.23            10,195,847
       Band 34                                              743,193.342              10.22             7,595,436
       Band 35                                              303,940.895              10.37             3,151,867
       Band 36                                                6,041.413              10.35                62,529
                                                         ---------------                         ----------------
                                                         17,355,154.646                          $   178,612,858
                                                         ===============                         ================

     ING GET Fund - Series V
     Contracts in accumulation period:
       Band 6                                               377,244.314     $         9.67       $     3,647,953
       Band 7                                                10,497.617               9.67               101,512
       Band 9                                             3,428,970.733               9.66            33,123,857
       Band 10                                               57,039.003               9.66               550,997
       Band 12                                               78,393.283               9.65               756,495
       Band 13                                              703,332.197               9.65             6,787,156
       Band 14                                               15,362.651               9.64               148,096
       Band 15                                              981,424.412               9.64             9,460,931
       Band 17                                              109,012.095               9.63             1,049,786
       Band 19                                                7,048.612               9.62                67,808
       Band 20                                              102,611.756               9.65               990,203
       Band 26                                            4,074,560.819               9.69            39,482,494
       Band 27                                            1,110,623.526               9.68            10,750,836
       Band 28                                              704,233.623               9.67             6,809,939
       Band 29                                            9,900,191.789               9.67            95,734,855
       Band 30                                            5,082,333.144               9.65            49,044,515
       Band 31                                            3,016,197.737               9.64            29,076,146
       Band 32                                            3,471,177.374               9.63            33,427,438
       Band 33                                            1,464,434.784               9.62            14,087,863
       Band 34                                            1,960,483.000               9.61            18,840,242
       Band 35                                              637,242.621               9.70             6,181,253
       Band 36                                               19,701.868               9.69               190,911
       Band 37                                               19,420.185               9.69               188,182
                                                         ---------------                         ----------------
                                                         37,331,537.143                          $   360,499,468
                                                         ===============                         ================


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING GET U.S. Core Portfolio - Series 1
     Contracts in accumulation period:
       Band 6                                               163,804.383     $        10.00       $     1,638,044
       Band 7                                                24,798.867              10.00               247,989
       Band 9                                             2,217,292.351              10.00            22,172,924
       Band 10                                               56,856.117              10.00               568,561
       Band 12                                               34,784.826               9.99               347,500
       Band 13                                              640,734.600               9.99             6,400,939
       Band 14                                               22,846.028               9.99               228,232
       Band 15                                              573,376.356               9.99             5,728,030
       Band 17                                               17,031.101               9.98               169,970
       Band 20                                              104,149.236               9.99             1,040,451
       Band 26                                            2,144,780.385              10.02            21,490,699
       Band 27                                              725,261.978              10.01             7,259,872
       Band 28                                              248,015.600              10.00             2,480,156
       Band 29                                            7,055,188.995              10.00            70,551,890
       Band 30                                            2,671,357.671               9.99            26,686,863
       Band 31                                            2,438,858.879               9.99            24,364,200
       Band 32                                            2,505,847.339               9.98            25,008,356
       Band 33                                              798,852.736               9.97             7,964,562
       Band 34                                              815,458.858               9.97             8,130,125
       Band 35                                              465,345.307              10.02             4,662,760
       Band 36                                               31,548.698              10.02               316,118
       Band 38                                                5,140.212              10.03                51,556
       Band 39                                               13,753.981              10.02               137,815
                                                         ---------------                         ----------------
                                                         23,775,089,504                          $   237,647,612
                                                         ===============                         ================

     ING GET U.S. Core Portfolio -
       Series 2 (Guaranteed)
     Contracts in accumulation period:
       Band 9                                                10,378.187     $         9.99       $       103,678
       Band 26                                               19,311.921              10.00               193,119
       Band 27                                                2,086.634              10.00                20,866
       Band 28                                                4,059.487               9.99                40,554
       Band 29                                               61,533.123               9.99               614,716
       Band 30                                               48,432.670               9.99               483,842
       Band 31                                                1,867.466               9.99                18,656
       Band 32                                                7,887.951               9.99                78,801
       Band 33                                               33,248.408               9.99               332,152
       Band 35                                               30,425.624              10.00               304,256
                                                         ---------------                         ----------------
                                                            219,231.471                          $   237,647,612
                                                         ===============                         ================


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING AIM Mid-Cap Growth
     Currently payable annuity contracts:
       Band 2                                                13,059.308     $        12.80       $      167,159
     Contracts in accumulation period:
       Band 1                                                 9,840.382              13.01              128,023
       Band 2                                               119,877.596              12.80            1,534,433
       Band 3                                                 6,084.709              12.44               75,694
       Band 4                                               227,055.443              12.56            2,851,816
       Band 5                                               143,503.211              12.49            1,792,355
       Band 6                                             2,885,504.413              12.41           35,809,110
       Band 7                                             2,051,506.253              12.34           25,315,587
       Band 8                                             1,829,439.986              12.26           22,428,934
       Band 9                                               692,121.024              12.19            8,436,955
       Band 10                                              409,298.277              12.14            4,968,881
       Band 11                                            2,487,789.909              12.10           30,102,258
       Band 12                                              498,769.911              12.05            6,010,177
       Band 13                                            1,308,912.019              12.00           15,706,944
       Band 14                                            1,612,128.921              11.90           19,184,334
       Band 15                                                1,248.872              11.85               14,799
       Band 16                                               28,478.999              11.76              334,913
       Band 17                                              137,484.505              11.71            1,609,944
       Band 18                                               47,950.035              11.66              559,097
       Band 19                                               46,314.455              11.56              535,395
       Band 20                                              309,293.839              11.95            3,696,061
       Band 21                                               67,927.877              11.80              801,549
       Band 25                                               23,073.363              12.90              297,646
                                                         ---------------                         ---------------
                                                         14,956,663.307                          $  182,362,064
                                                         ===============                         ===============

     ING AIM Mid-Cap Growth Advisor
     Contracts in accumulation period:
       Band 6                                                24,871.698     $        12.06       $      299,953
       Band 10                                               18,295.428              12.03              220,094
       Band 12                                               13,566.462              12.02              163,069
       Band 20                                               89,411.022              12.00            1,072,932
                                                         ---------------                         ---------------
                                                            146,144.610                          $    1,756,048
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Alliance Mid-Cap Growth Advisor
     Contracts in accumulation period:
       Band 6                                                49,248.174     $        14.80       $      728,873
       Band 10                                                9,370.681              14.76              138,311
       Band 12                                               21,392.147              14.74              315,320
       Band 20                                               85,681.019              14.72            1,261,225
                                                         ---------------                         ---------------
                                                            165,692.021                          $    2,443,729
                                                         ===============                         ===============

     ING Alliance Mid-Cap Growth
     Contracts in accumulation period:
       Band 1                                                 1,223.307     $        14.95       $       18,288
       Band 2                                               139,563.639              14.73            2,055,772
       Band 3                                                 6,979.559              14.34              100,087
       Band 4                                               309,696.109              14.46            4,478,206
       Band 5                                               199,293.211              14.40            2,869,822
       Band 6                                             5,356,643.058              14.29           76,546,429
       Band 7                                             2,585,435.297              14.24           36,816,599
       Band 8                                             4,257,509.044              14.13           60,158,603
       Band 9                                               689,087.697              14.08            9,702,355
       Band 10                                              686,844.209              14.02            9,629,556
       Band 11                                            6,005,659.326              13.97           83,899,061
       Band 12                                              828,673.617              13.92           11,535,137
       Band 13                                            2,141,749.767              13.86           29,684,652
       Band 14                                            2,529,646.114              13.76           34,807,931
       Band 16                                               61,159.360              13.60              831,767
       Band 17                                              338,225.650              13.55            4,582,958
       Band 18                                               73,822.965              13.50              996,610
       Band 19                                              150,284.285              13.39            2,012,307
       Band 20                                              506,582.256              13.81            6,995,901
       Band 21                                              118,109.330              13.65            1,612,192
       Band 25                                               70,254.019              14.84            1,042,570
                                                         ---------------                         ---------------
                                                         27,056,441.819                          $  380,376,803
                                                         ===============                         ===============

     ING American Funds Growth
     Contracts in accumulation period:
       Band 4                                                   511.656     $         9.64       $        4,932
       Band 5                                                11,647.877               9.64              112,286
       Band 6                                               250,858.014               9.64            2,418,271
       Band 7                                               278,012.499               9.64            2,680,040


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING American Funds Growth (continued)
       Band 8                                                61,693.424     $         9.63       $      594,108
       Band 9                                                12,847.368               9.63              123,720
       Band 10                                              190,686.663               9.63            1,836,313
       Band 11                                               63,784.642               9.63              614,246
       Band 12                                              108,577.059               9.63            1,045,597
       Band 13                                               74,114.066               9.63              713,718
       Band 14                                              152,892.286               9.63            1,472,353
       Band 15                                                1,582.926               9.63               15,244
       Band 16                                                8,744.378               9.63               84,208
       Band 17                                               92,829.742               9.63              893,950
       Band 18                                                  198.232               9.63                1,909
       Band 19                                               30,573.233               9.63              294,420
       Band 20                                               90,214.302               9.63              868,764
       Band 21                                               12,802.293               9.63              123,286
       Band 26                                                4,124.782               9.64               39,763
       Band 27                                                6,285.703               9.64               60,594
       Band 28                                                  126.187               9.64                1,216
       Band 29                                               31,565.881               9.64              304,295
       Band 30                                               29,439.564               9.63              283,503
       Band 31                                               11,775.086               9.63              113,394
       Band 32                                               18,286.814               9.63              176,102
       Band 33                                                4,278.883               9.63               41,206
       Band 34                                               22,013.665               9.63              211,992
                                                         ---------------                         ----------------
                                                          1,570,467.225                          $   15,129,430
                                                         ===============                         ================

     ING American Funds Growth-Income
     Contracts in accumulation period:
       Band 4                                                16,173.582     $         9.84       $      159,148
       Band 5                                                 4,136.087               9.84               40,699
       Band 6                                               153,489.357               9.84            1,510,335
       Band 7                                               175,771.494               9.84            1,729,592
       Band 8                                                79,747.599               9.84              784,716
       Band 9                                                12,528.422               9.84              123,280
       Band 10                                               73,652.180               9.83              724,001
       Band 11                                               55,906.571               9.83              549,562
       Band 12                                               99,928.531               9.83              982,297


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING American Funds Growth-Income (continued)
       Band 13                                               91,700.925     $         9.83       $      901,420
       Band 14                                              184,990.290               9.83            1,818,455
       Band 16                                               19,884.558               9.83              195,465
       Band 17                                               57,716.840               9.83              567,357
       Band 18                                                1,519.920               9.83               14,941
       Band 19                                               34,140.436               9.83              335,600
       Band 20                                               64,013.463               9.83              629,252
       Band 21                                               41,676.316               9.83              409,678
       Band 26                                               11,273.354               9.84              110,930
       Band 27                                                5,674.513               9.84               55,837
       Band 28                                                  125.205               9.84                1,232
       Band 29                                               26,108.908               9.84              256,912
       Band 30                                               27,168.479               9.83              267,066
       Band 31                                                8,885.724               9.83               87,347
       Band 32                                               18,060.392               9.83              177,534
       Band 33                                                4,569.135               9.83               44,915
       Band 34                                                5,929.271               9.83               58,285
                                                         ---------------                         ---------------
                                                          1,274,771.552                          $   12,535,856
                                                         ===============                         ===============

     ING American Funds International
     Contracts in accumulation period:
       Band 4                                                    80.313     $        10.19       $          818
       Band 5                                                 3,122.207              10.19               31,815
       Band 6                                                59,180.136              10.19              603,046
       Band 7                                                72,869.190              10.19              742,537
       Band 8                                                41,709.892              10.18              424,607
       Band 9                                                 6,167.805              10.18               62,788
       Band 10                                               43,384.047              10.18              441,650
       Band 11                                               21,598.738              10.18              219,875
       Band 12                                               22,806.975              10.18              232,175
       Band 13                                               33,041.817              10.18              336,366
       Band 14                                               39,070.032              10.18              397,733
       Band 16                                                6,260.596              10.18               63,733
       Band 17                                               28,868.793              10.18              293,884
       Band 18                                                  298.722              10.18                3,041
       Band 19                                                9,209.905              10.18               93,757
       Band 20                                               23,237.821              10.18              236,561
       Band 21                                                5,222.989              10.18               53,170
       Band 26                                                  490.214              10.19                4,995


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING American Funds International (continued)
       Band 27                                           $    1,268.548     $        10.19       $       12,927
       Band 28                                                   30.491              10.19                  311
       Band 29                                                6,383.439              10.19               65,047
       Band 33                                                4,945.019              10.18               50,340
                                                         ---------------                         ---------------
                                                            429,247.689                          $    4,371,176
                                                         ===============                         ===============

     ING Capital Guardian Large Cap Value
     Contracts in accumulation period:
       Band 2                                             $   65,063.238     $         9.15       $      595,329
       Band 3                                                 2,149.696                9.04               19,433
       Band 4                                               172,638.319                9.07            1,565,830
       Band 5                                               754,719.743                9.05            6,830,214
       Band 6                                             5,915,476.985                9.02           53,357,602
       Band 7                                             8,513,563.850                9.00           76,622,075
       Band 8                                             2,368,188.739                8.97           21,242,653
       Band 9                                             1,385,438.608                8.95           12,399,676
       Band 10                                            3,535,570.136                8.94           31,607,997
       Band 11                                            4,827,305.891                8.92           43,059,569
       Band 12                                            3,721,321.465                8.90           33,119,761
       Band 13                                            6,284,063.923                8.89           55,865,328
       Band 14                                            7,796,869.947                8.85           69,002,299
       Band 15                                                3,598.536                8.84               31,811
       Band 16                                              218,381.947                8.80            1,921,761
       Band 17                                            1,713,068.772                8.79           15,057,875
       Band 18                                              257,162.287                8.77            2,255,313
       Band 19                                              531,185.924                8.74            4,642,565
       Band 20                                            2,052,167.897                8.87           18,202,729
       Band 21                                              779,862.118                8.82            6,878,384
       Band 24                                                1,323.253                9.32               12,333
       Band 25                                              150,618.045                9.19            1,384,180
                                                         ---------------                         ---------------
                                                         51,049,739.319                          $   455,674,717
                                                         ===============                         ===============

     ING Capital Guardian Large Cap Value Advisor
     Contracts in accumulation period:
       Band 6                                               166,010.657     $      12.28         $    2,038,611
       Band 10                                               11,352.324            12.25                139,066


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Capital Guardian Large Cap Value Advisor
       (continued)
       Band 11                                                  790.458     $        12.24       $        9,675
       Band 12                                                55,508.351             12.24              679,422
       Band 20                                               152,599.697             12.22            1,864,768
                                                         ----------------                        ---------------
                                                             386,261.487                         $    4,731,542
                                                         ================                        ===============

     ING Capital Guardian Managed Global
     Currently payable annuity contracts:
       Band 2                                                  5,958.304    $        17.00       $      101,291
     Contracts in accumulation period:
       Band 1                                                  9,467.516             17.38              164,545
       Band 2                                              1,061,551.907             17.00           18,046,383
       Band 3                                                 15,065.699             16.37              246,625
       Band 4                                                362,948.634             16.53            5,999,541
       Band 5                                                319,244.897             16.42            5,242,001
       Band 6                                              2,132,895.890             16.26           34,680,887
       Band 7                                              2,707,959.945             16.15           43,733,553
       Band 8                                              2,570,606.984             15.99           41,104,006
       Band 9                                                597,992.962             15.88            9,496,128
       Band 10                                             1,369,153.713             15.80           21,632,629
       Band 11                                             1,288,530.770             15.71           20,242,818
       Band 12                                               754,251.539             15.62           11,781,409
       Band 13                                             1,826,834.406             15.53           28,370,738
       Band 14                                             1,848,520.305             15.36           28,393,272
       Band 15                                                   139.335             15.28                2,129
       Band 16                                                57,458.161             15.11              868,193
       Band 17                                               360,079.105             15.02            5,408,388
       Band 18                                                75,007.673             14.94            1,120,615
       Band 19                                               123,020.043             14.77            1,817,006
       Band 20                                               577,595.802             15.45            8,923,855
       Band 21                                               180,605.628             15.19            2,743,399
       Band 24                                                 1,150.600             17.94               20,642
       Band 25                                               130,636.017             17.16            2,241,714
                                                         ----------------                        ---------------
                                                          18,376,675.835                         $  292,381,767
                                                         ================                        ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------
GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Capital Guardian Managed Global Advisor
     Contracts in accumulation period:
       Band 6                                                16,999.411     $        12.05       $      204,843
       Band 7                                                   650.253              12.05                7,836
       Band 10                                                4,353.946              12.02               52,334
       Band 12                                               17,951.252              12.01              215,595
       Band 20                                               41,255.577              11.99              494,654
                                                         ---------------                         ---------------
                                                             81,210.439                          $      975,262
                                                         ===============                         ===============

     ING Capital Guardian Small Cap
     Currently payable annuity contracts:
       Band 2                                                 1,882.371     $        16.61       $       31,266
     Contracts in accumulation period:
       Band 1                                                13,599.686              16.88              229,563
       Band 2                                               196,355.416              16.61            3,261,464
       Band 3                                                11,301.121              16.16              182,626
       Band 4                                               300,574.173              16.29            4,896,353
       Band 5                                               268,785.070              16.23            4,362,382
       Band 6                                             5,595,026.037              16.10           90,079,919
       Band 7                                             3,547,584.641              16.04           56,903,258
       Band 8                                             3,853,882.256              15.91           61,315,267
       Band 9                                               940,925.635              15.85           14,913,671
       Band 10                                            1,172,778.319              15.79           18,518,170
       Band 11                                            4,087,382.738              15.73           64,294,530
       Band 12                                            1,084,035.433              15.67           16,986,835
       Band 13                                            2,641,635.704              15.61           41,235,933
       Band 14                                            2,833,904.958              15.48           43,868,849
       Band 15                                                1,813.334              15.42               27,962
       Band 16                                               70,604.733              15.30            1,080,252
       Band 17                                              574,261.523              15.24            8,751,746
       Band 18                                               88,957.247              15.18            1,350,371
       Band 19                                              116,568.889              15.06            1,755,527
       Band 20                                              756,862.580              15.54           11,761,644
       Band 21                                              174,581.887              15.36            2,681,578
       Band 24                                                1,339.815              17.28               23,152
       Band 25                                              103,091.450              16.74            1,725,751
                                                         ---------------                         ---------------
                                                         28,437,735.016                          $  450,238,069
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Capital Guardian Small Cap Advisor
     Contracts in accumulation period:
       Band 6                                                50,542.704     $        11.90       $      601,458
       Band 7                                                 6,163.820              11.89               73,288
       Band 10                                               11,917.101              11.87              141,456
       Band 11                                                  791.519              11.86                9,387
       Band 12                                               14,988.280              11.85              177,611
       Band 20                                              109,576.996              11.84            1,297,392
                                                         ---------------                         ---------------
                                                            193,980.420                          $    2,300,592
                                                         ===============                         ===============

     ING Developing World
     Currently payable annuity contracts:
       Band 2                                                 8,697.737     $         8.00       $       69,582
     Contracts in accumulation period:
       Band 1                                                13,676.360               8.09              110,642
       Band 2                                               412,152.143               8.00            3,297,217
       Band 3                                                13,040.590               7.84              102,238
       Band 4                                               174,900.306               7.89            1,379,963
       Band 5                                               147,786.757               7.87            1,163,082
       Band 6                                             2,008,403.007               7.82           15,705,712
       Band 7                                             1,577,302.749               7.80           12,302,961
       Band 8                                             1,291,626.299               7.76           10,023,020
       Band 9                                               443,237.341               7.73            3,426,225
       Band 10                                              352,555.426               7.71            2,718,202
       Band 11                                            1,298,676.743               7.69            9,986,824
       Band 12                                              365,415.488               7.67            2,802,737
       Band 13                                              768,264.480               7.65            5,877,223
       Band 14                                              984,143.672               7.60            7,479,492
       Band 15                                                   87.811               7.58                  666
       Band 16                                               45,611.968               7.54              343,914
       Band 17                                              138,315.121               7.52            1,040,130
       Band 18                                               22,509.553               7.49              168,597
       Band 19                                               37,488.078               7.45              279,286
       Band 20                                              184,727.593               7.62            1,407,624
       Band 21                                               47,175.028               7.56              356,643
       Band 25                                               44,058.665               8.05              354,672
                                                         ---------------                         ---------------
                                                         10,379,852.915                          $   80,396,652
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Developing World Advisor
     Contracts in accumulation period:
       Band 6                                                16,210.243     $        12.16       $      197,117
       Band 7                                                 6,450.957              12.15               78,379
       Band 10                                               15,451.432              12.12              187,271
       Band 11                                                  433.646              12.12                5,256
       Band 12                                               17,680.743              12.11              214,114
       Band 20                                               30,456.864              12.10              368,528
                                                         ---------------                         ---------------
                                                             86,683.885                          $    1,050,665
                                                         ===============                         ===============

     ING Eagle Asset Value Equity
     Currently payable annuity contracts:
       Band 1                                                   157.636     $        17.25       $        2,719
       Band 2                                                   627.152              16.95               10,630
     Contracts in accumulation period:
       Band 1                                                 4,793.846              17.25               82,694
       Band 2                                               220,170.566              16.95            3,731,891
       Band 3                                                 9,919.900              16.43              162,984
       Band 4                                               215,758.228              16.60            3,581,587
       Band 5                                               110,804.741              16.51            1,829,386
       Band 6                                             2,121,405.334              16.38           34,748,619
       Band 7                                             1,210,119.912              16.29           19,712,853
       Band 8                                             1,946,183.151              16.17           31,469,782
       Band 9                                               244,939.859              16.07            3,936,184
       Band 10                                              336,124.854              16.00            5,377,998
       Band 11                                            1,952,805.555              15.93           31,108,192
       Band 12                                              386,320.463              15.86            6,127,043
       Band 13                                              964,941.172              15.79           15,236,421
       Band 14                                              976,133.998              15.65           15,276,497
       Band 15                                               14,779.115              15.58              230,259
       Band 16                                               28,973.366              15.44              447,349
       Band 17                                              203,437.462              15.38            3,128,868
       Band 18                                               22,158.953              15.31              339,254
       Band 19                                               49,989.304              15.17              758,338
       Band 20                                              222,516.295              15.72            3,497,956
       Band 21                                               74,381.776              15.51            1,153,661
       Band 25                                               12,260.268              17.09              209,528
       Band 26                                               14,394.881              17.02              245,001
       Band 27                                                8,412.051              16.58              139,472


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Eagle Asset Value Equity (continued)
       Band 28                                                  562.809     $        16.36       $        9,208
       Band 29                                               16,203.540              16.28              263,794
       Band 30                                               18,110.209              15.86              287,228
       Band 31                                               10,417.106              15.65              163,028
       Band 32                                                7,273.792              15.25              110,925
       Band 33                                                1,577.431              14.98               23,630
       Band 34                                                  542.149              14.78                8,013
                                                         ---------------                         ---------------
                                                         11,404,196.874                          $  183,410,992
                                                         ===============                         ===============

     ING Eagle Asset Value Equity Advisor
     Contracts in accumulation period:
       Band 6                                                13,513.832     $        10.50       $      141,895
       Band 7                                                   452.730              10.49                4,749
       Band 10                                                  185.578              10.47                1,943
       Band 12                                               15,364.516              10.46              160,713
       Band 20                                               42,600.374              10.45              445,174
                                                         ---------------                         ---------------
                                                             72,117.030                          $      754,474
                                                         ===============                         ===============

     ING FMR Diversified Mid-Cap
     Contracts in accumulation period:
       Band 2                                                13,945.244     $         8.50       $      118,535
       Band 3                                                   523.099               8.41                4,399
       Band 4                                                54,374.032               8.44              458,917
       Band 5                                               172,157.378               8.43            1,451,287
       Band 6                                             1,910,477.013               8.40           16,048,007
       Band 7                                             2,727,862.255               8.39           22,886,764
       Band 8                                               476,740.483               8.36            3,985,550
       Band 9                                               228,680.928               8.35            1,909,486
       Band 10                                            1,162,052.038               8.34            9,691,514
       Band 11                                            1,364,655.447               8.33           11,367,580
       Band 12                                            1,103,887.197               8.31            9,173,303
       Band 13                                            1,980,392.946               8.30           16,437,261
       Band 14                                            2,852,366.265               8.27           23,589,069
       Band 16                                              91,589.750                8.24              754,700
       Band 17                                              667,237.063               8.22            5,484,689
       Band 18                                              108,209.470               8.21              888,400


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING FMR Diversified Mid-Cap (continued)
       Band 19                                              207,163.010     $         8.19       $    1,696,665
       Band 20                                              945,638.103               8.29            7,839,340
       Band 21                                              189,078.804               8.25            1,559,900
       Band 25                                               43,775.809               8.53              373,408
                                                         ---------------                         ---------------
                                                         16,300,806.334                          $  135,718,774
                                                         ===============                         ===============

     ING FMR Diversified Mid-Cap Advisor
     Contracts in accumulation period:
       Band 6                                                67,159.696     $        11.00       $      738,757
       Band 7                                                   778.775              10.99                8,559
       Band 10                                               13,745.805              10.97              150,791
       Band 11                                                  912.661              10.96               10,003
       Band 12                                               41,441.327              10.96              454,197
       Band 20                                              117,269.796              10.95            1,284,104
                                                         ---------------                         ---------------
                                                            241,308.060                          $    2,646,411
                                                         ===============                         ===============

     ING Goldman Sachs Internet Tollkeeper
     Contracts in accumulation period:
       Band 2                                                 1,884.374     $         5.77       $       10,873
       Band 3                                                 1,486.247               5.72                8,501
       Band 4                                                12,852.576               5.73               73,645
       Band 5                                                34,485.877               5.73              197,604
       Band 6                                               801,218.627               5.71            4,574,958
       Band 7                                             1,129,323.725               5.70            6,437,145
       Band 8                                               219,757.673               5.69            1,250,421
       Band 9                                                89,595.932               5.68              508,905
       Band 10                                              417,614.918               5.68            2,372,053
       Band 11                                              414,648.848               5.67            2,351,059
       Band 12                                              383,871.655               5.66            2,172,714
       Band 13                                              658,648.824               5.66            3,727,952
       Band 14                                            1,291,421.389               5.64            7,283,617
       Band 15                                                5,317.482               5.63               29,937
       Band 16                                               72,351.944               5.62              406,618
       Band 17                                              224,293.109               5.61            1,258,284


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Goldman Sachs Internet Tollkeeper (continued)
       Band 18                                               42,087.713     $         5.61       $      236,112
       Band 19                                              134,615.446               5.59              752,500
       Band 20                                              501,027.772               5.65            2,830,807
       Band 21                                               50,151.798               5.63              282,355
       Band 25                                               13,225.235               5.78               76,442
                                                         ---------------                         ---------------
                                                          6,499,881.164                          $   36,842,502
                                                         ===============                         ===============

    ING Goldman Sachs Internet Tollkeeper Advisor
    Contracts in accumulation period:
       Band 6                                                25,239.758     $        12.78       $      322,564
       Band 10                                                3,876.500              12.74               49,387
       Band 11                                                  262.718              12.73                3,344
       Band 12                                               26,567.779              12.73              338,208
       Band 20                                               56,559.816              12.71              718,875
                                                         ---------------                         ---------------
                                                            112,506.571                          $    1,432,378
                                                         ===============                         ===============

     ING Hard Assets
     Currently payable annuity contracts:
       Band 2                                                 1,297.101     $        18.31       $       23,750
     Contracts in accumulation period:
       Band 1                                                36,024.246              18.86              679,417
       Band 2                                               189,691.642              18.31            3,473,254
       Band 3                                                10,757.846              17.38              186,971
       Band 4                                                51,681.224              17.67              913,207
       Band 5                                                33,739.107              17.52              591,109
       Band 6                                               633,092.955              17.28           10,939,846
       Band 7                                               581,103.193              17.13            9,954,298
       Band 8                                               518,749.815              16.90            8,766,872
       Band 9                                                68,131.427              16.75            1,141,201
       Band 10                                              185,462.621              16.63            3,084,243
       Band 11                                              959,828.823              16.50           15,837,176
       Band 12                                              163,206.076              16.38            2,673,316
       Band 13                                              335,043.911              16.26            5,447,814
       Band 14                                            1,181,759.514              16.02           18,931,787
       Band 15                                                   43.208              15.90                  687
       Band 16                                               15,563.241              15.66              243,720


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Hard Assets (continued)
       Band 17                                               86,484.352     $        15.55       $    1,344,832
       Band 18                                               16,417.477              15.43              253,322
       Band 19                                               36,680.424              15.20              557,542
       Band 20                                              567,291.216              16.14            9,156,080
       Band 21                                               35,681.754              15.78              563,058
       Band 25                                               58,561.840              18.59            1,088,665
                                                         ---------------                         ---------------
                                                          5,766,293.013                          $   95,852,167
                                                         ===============                         ===============

     ING Hard Assets Advisor
     Contracts in accumulation period:
       Band 6                                                32,859.624     $        12.09       $      397,273
       Band 7                                                    25.541              12.08                  309
       Band 10                                                8,708.641              12.05              104,939
       Band 12                                               23,225.923              12.04              279,640
       Band 20                                               67,978.337              12.03              817,779
                                                         ---------------                         ---------------
                                                            132,798.066                          $    1,599,940
                                                         ===============                         ===============

     ING International
     Contracts in accumulation period:
       Band 1                                                   352.801     $         8.53       $        3,009
       Band 2                                                15,851.747               8.40              133,155
       Band 4                                                 8,847.416               8.25               72,991
       Band 5                                                95,157.102               8.21              781,240
       Band 6                                             4,065,569.366               8.10           32,931,112
       Band 7                                             2,197,169.480               8.12           17,841,016
       Band 8                                             1,598,557.106               8.06           12,884,370
       Band 9                                               600,875.329               8.03            4,825,029
       Band 10                                              394,602.976               8.00            3,156,824
       Band 11                                            3,857,302.603               7.97           30,742,702
       Band 12                                              478,636.709               7.94            3,800,375
       Band 13                                            1,524,068.123               7.91           12,055,379
       Band 14                                            1,949,623.428               7.85           15,304,544
       Band 16                                               16,456.503               7.76              127,702
       Band 17                                              232,350.823               7.73            1,796,072


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING International (continued)
       Band 18                                               52,113.689     $         7.70       $      401,275
       Band 19                                               49,623.640               7.64              379,125
       Band 20                                              357,964.858               7.88            2,820,763
       Band 21                                              156,616.232               7.79            1,220,040
       Band 25                                               49,444.466               8.47              418,795
                                                         ---------------                         ---------------
                                                         17,701,184.397                          $  141,695,518
                                                         ===============                         ===============

     ING International Advisor
     Contracts in accumulation period:
       Band 6                                                49,543.322     $         11.08      $      548,940
       Band 10                                               11,674.214               11.05             129,000
       Band 12                                               85,626.316               11.04             945,315
       Band 20                                              125,408.579               11.02           1,382,003
                                                         ---------------                         ---------------
                                                            272,252.431                          $    3,005,258
                                                         ===============                         ===============

     ING Janus Growth and Income
     Contracts in accumulation period:
       Band 2                                                19,929.203     $          7.79      $       155,248
       Band 3                                                 3,728.499                7.71               28,747
       Band 4                                               124,655.238                7.73              963,585
       Band 5                                               343,653.181                7.72            2,653,003
       Band 6                                             2,753,970.127                7.69           21,178,030
       Band 7                                             4,332,158.774                7.68           33,270,979
       Band 8                                               800,229.447                7.66            6,129,758
       Band 9                                               340,299.298                7.65            2,603,290
       Band 10                                            2,011,787.445                7.64           15,370,056
       Band 11                                            2,230,742.833                7.62           16,998,260
       Band 12                                            2,109,228.250                7.61           16,051,227
       Band 13                                            3,574,410.652                7.60           27,165,521
       Band 14                                            4,091,951.885                7.58           31,016,995
       Band 15                                               30,493.794                7.57              230,838
       Band 16                                              158,874.351                7.54            1,197,913
       Band 17                                              868,568.240                7.53            6,540,319
       Band 18                                              157,138.230                7.52            1,181,679


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Janus Growth and Income (continued)
       Band 19                                              303,885.419     $         7.50       $    2,279,141
       Band 20                                            1,255,462.175               7.59            9,528,958
       Band 21                                              295,312.690               7.55            2,229,611
       Band 25                                               59,216.905               7.81              462,484
       Band 26                                              130,927.765               7.80            1,021,237
       Band 27                                               58,030.174               7.73              448,573
       Band 28                                               13,770.289               7.69              105,894
       Band 29                                              177,671.859               7.68            1,364,520
       Band 30                                               87,605.609               7.61              666,679
       Band 31                                               45,946.453               7.58              348,274
       Band 32                                                7,752.805               7.51               58,224
       Band 33                                               20,892.002               7.46              155,854
       Band 34                                                4,527.721               7.43               33,641
                                                         ---------------                         ---------------
                                                         26,412,821.313                          $  201,438,538
                                                         ===============                         ===============

     ING Janus Growth and Income Advisor
     Contracts in accumulation period:
       Band 6                                               121,647.622     $        10.58       $    1,287,032
       Band 7                                                 1,544.050              10.58               16,336
       Band 10                                               48,712.979              10.56              514,409
       Band 11                                                1,462.381              10.55               15,428
       Band 12                                              141,672.216              10.54            1,493,225
       Band 20                                              199,459.049              10.53            2,100,304
                                                         ---------------                         ---------------
                                                            514,498.297                          $    5,426,734
                                                         ===============                         ===============

     ING Janus Special Equity
     Contracts in accumulation period:
       Band 2                                                15,009.793     $         8.00       $      120,078
       Band 4                                                 6,411.802               7.94               50,910
       Band 5                                                90,775.318               7.92              718,941
       Band 6                                               838,717.863               7.90            6,625,871
       Band 7                                               816,370.770               7.89            6,441,165
       Band 8                                               230,813.422               7.86            1,814,193
       Band 9                                               175,217.494               7.85            1,375,457
       Band 10                                              331,008.310               7.84            2,595,105


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Janus Special Equity (continued)
       Band 11                                              507,165.142     $         7.83       $    3,971,103
       Band 12                                              358,029.086               7.82            2,799,787
       Band 13                                              568,297.306               7.80            4,432,719
       Band 14                                              878,371.254               7.78            6,833,728
       Band 15                                                1,910.811               7.77               14,847
       Band 16                                               12,174.259               7.74               94,229
       Band 17                                              104,779.343               7.73              809,944
       Band 18                                               30,078.999               7.72              232,210
       Band 19                                               61,646.237               7.70              474,676
       Band 20                                              281,160.281               7.79            2,190,239
       Band 21                                               65,486.704               7.76              508,177
       Band 25                                               10,713.988               8.02               85,926
                                                         ---------------                         ---------------
                                                          5,384,138.182                          $   42,189,305
                                                         ===============                         ===============

     ING Janus Special Equity Advisor
     Contracts in accumulation period:
       Band 6                                                 5,961.123     $        12.52       $       74,633
       Band 10                                                  262.503              12.49                3,279
       Band 12                                               15,780.178              12.47              196,779
       Band 20                                               13,630.616              12.46              169,837
                                                         ---------------                         ---------------
                                                             35,634.420                          $      444,528
                                                         ===============                         ===============

     ING Jennison Equity Opportunities
     Currently payable annuity contracts:
       Band 2                                                11,224.919     $        17.78       $      199,579
     Contracts in accumulation period:
       Band 1                                                14,117.436              18.19              256,796
       Band 2                                             1,032,279.704              17.78           18,353,933
       Band 3                                                15,258.416              17.07              260,461
       Band 4                                               239,764.281              17.30            4,147,922
       Band 5                                               177,290.449              17.18            3,045,850
       Band 6                                             2,580,239.132              17.00           43,864,065
       Band 7                                             1,818,573.059              16.88           30,697,513
       Band 8                                             2,587,578.629              16.71           43,238,439
       Band 9                                               627,514.382              16.59           10,410,464


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Jennison Equity Opportunities (continued)
       Band 10                                              447,326.691     $        16.49       $    7,376,417
       Band 11                                            3,112,437.620              16.40           51,043,977
       Band 12                                              592,814.321              16.30            9,662,873
       Band 13                                            1,510,752.234              16.21           24,489,294
       Band 14                                            1,895,113.638              16.02           30,359,720
       Band 16                                               41,204.669              15.75              648,974
       Band 17                                              165,321.100              15.65            2,587,275
       Band 18                                               37,018.933              15.56              576,015
       Band 19                                               53,950.904              15.38              829,765
       Band 20                                              282,994.792              16.12            4,561,876
       Band 21                                               59,372.525              15.84              940,461
       Band 25                                               40,054.788              17.99              720,586
                                                         ---------------                         ---------------
                                                         17,342,202.622                          $  288,272,255
                                                         ===============                         ===============
     ING Jennison Equity Opportunities Advisor
     Contracts in accumulation period:
       Band 6                                                25,694.184     $        11.01       $      282,893
       Band 10                                                2,442.369              10.98               26,817
       Band 11                                                  696.576              10.97                7,641
       Band 12                                               13,270.257              10.97              145,575
       Band 20                                               57,440.048              10.95              628,969
                                                         ---------------                         ---------------
                                                             99,543.434                          $    1,091,895
                                                         ===============                         ===============
     ING JPMorgan Fleming Small Cap Equity
     Contracts in accumulation period:
       Band 2                                                 6,116.121     $         9.21       $       56,329
       Band 4                                                 2,795.939               9.18               25,667
       Band 5                                                56,210.317               9.17              515,449
       Band 6                                               590,238.783               9.16            5,406,587
       Band 7                                               846,344.847               9.15            7,744,055
       Band 8                                                86,569.328               9.14              791,244
       Band 9                                                28,858.970               9.13              263,482
       Band 10                                              374,291.044               9.12            3,413,534
       Band 11                                              404,500.324               9.12            3,689,043


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING JPMorgan Fleming Small Cap Equity (continued)
       Band 12                                              198,056.786     $         9.11       $    1,804,297
       Band 13                                              511,410.778               9.10            4,653,838
       Band 14                                              711,076.528               9.09            6,463,686
       Band 15                                               12,516.686               9.08              113,652
       Band 16                                                9,199.034               9.07               83,435
       Band 17                                              153,726.508               9.06            1,392,762
       Band 18                                               15,430.299               9.06              139,799
       Band 19                                               51,576.603               9.04              466,252
       Band 20                                              212,449.218               9.10            1,933,288
       Band 21                                               68,036.460               9.08              617,771
       Band 25                                               13,979.220               9.22              128,888
       Band 26                                               23,446.979               9.21              215,947
       Band 27                                               18,332.941               9.17              168,113
       Band 28                                                  184.774               9.16                1,693
       Band 29                                               31,751.514               9.15              290,526
       Band 30                                               10,924.608               9.11               99,523
       Band 31                                               37,743.506               9.09              343,088
       Band 32                                                2,135.875               9.05               19,330
       Band 33                                                4,623.441               9.03               41,750
       Band 34                                                3,477.581               9.01               31,333
                                                         ---------------                         ---------------
                                                          4,486,005.012                          $   40,914,361
                                                         ===============                         ===============

     ING JPMorgan Fleming Small Cap Equity Advisor
     Contracts in accumulation period:
       Band 6                                               206,334.661     $        11.05       $    2,280,009
       Band 7                                                   966.269              11.04               10,668
       Band 10                                               49,077.269              11.02              540,832
       Band 12                                               93,691.446              11.01            1,031,543
       Band 20                                              249,397.284              11.00            2,743,370
                                                         ---------------                         ---------------
                                                            599,467.929                          $    6,606,422
                                                         ===============                         ===============

     ING Julius Baer Foreign
     Contracts in accumulation period:
       Band 2                                                   802.475     $         9.24       $        7,415
       Band 4                                                 4,904.197               9.21               45,168
       Band 5                                                21,426.998               9.20              197,128


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Julius Baer Foreign (continued)
       Band 6                                               347,808.887     $         9.19       $    3,196,364
       Band 7                                               331,738.560               9.18            3,045,360
       Band 8                                                79,675.047               9.17              730,620
       Band 9                                                11,052.789               9.16              101,244
       Band 10                                              183,224.944               9.16            1,678,340
       Band 11                                              117,279.457               9.15            1,073,107
       Band 12                                              112,736.950               9.14            1,030,416
       Band 13                                              159,275.160               9.14            1,455,775
       Band 14                                              379,326.085               9.12            3,459,454
       Band 15                                               15,207.782               9.12              138,695
       Band 16                                                3,688.505               9.10               33,565
       Band 17                                               50,642.545               9.10              460,847
       Band 18                                                8,146.924               9.09               74,056
       Band 19                                               25,183.818               9.08              228,669
       Band 20                                               68,818.036               9.13              628,309
       Band 21                                               23,864.645               9.11              217,407
       Band 25                                                4,904.200               9.26               45,413
       Band 26                                               24,281.765               9.25              224,606
       Band 27                                               25,858.165               9.21              238,154
       Band 28                                                  693.697               9.19                6,375
       Band 29                                               22,207.701               9.18              203,867
       Band 30                                               16,743.255               9.14              153,033
       Band 31                                                5,028.423               9.12               45,859
       Band 32                                                7,664.501               9.09               69,670
       Band 33                                                  408.261               9.06                3,699
       Band 34                                                2,031.430               9.04               18,364
                                                         ---------------                         ---------------
                                                          2,054,625.202                          $   18,810,979
                                                         ===============                         ===============

     ING Julius Baer Foreign Advisor
     Contracts in accumulation period:
       Band 6                                                18,415.619     $        10.89       $      200,546
       Band 7                                                 8,942.346              10.88               97,293
       Band 10                                                6,683.516              10.86               72,583
       Band 12                                               36,366.899              10.85              394,581
       Band 20                                               71,909.233              10.84              779,496
                                                         ---------------                         ---------------
                                                            142,317.613                           $   1,544,499
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Limited Maturity Bond
     Currently payable annuity contracts:
       Band 1                                                 1,845.100     $        22.30        $      41,146
       Band 2                                                 4,440.581              21.65               96,139
     Contracts in accumulation period:
       Band 1                                                28,149.880              22.30              627,742
       Band 2                                               740,085.703              21.65           16,022,855
       Band 3                                                14,057.246              20.55              288,876
       Band 4                                               327,592.549              20.91            6,849,960
       Band 5                                               334,748.389              20.69            6,925,944
       Band 6                                             5,825,609.633              20.45          119,133,717
       Band 7                                             4,299,433.878              20.24           87,020,542
       Band 8                                             2,636,990.127              20.00           52,739,803
       Band 9                                               524,098.573              19.79           10,371,911
       Band 10                                            1,072,463.062              19.64           21,063,175
       Band 11                                            3,998,003.257              19.53           78,081,004
       Band 12                                            1,091,172.787              19.35           21,114,193
       Band 13                                            2,963,417.148              19.21           56,927,243
       Band 14                                            3,063,754.180              18.92           57,966,229
       Band 15                                                  957.369              18.81               18,008
       Band 16                                              115,694.111              18.54            2,144,969
       Band 17                                              376,664.335              18.40            6,930,624
       Band 18                                              152,184.274              18.26            2,778,885
       Band 19                                              176,417.212              17.99            3,173,746
       Band 20                                              752,121.287              19.10           14,365,517
       Band 21                                              189,663.896              18.67            3,541,025
       Band 24                                                5,352.888              23.33              124,883
       Band 25                                              110,641.161              21.99            2,432,999
                                                         ---------------                         ---------------
                                                         28,805,558.626                          $  570,781,135
                                                         ===============                         ===============

     ING Liquid Assets
     Currently payable annuity contracts:
       Band 1                                                 2,247.063     $        17.21       $       38,672
       Band 2                                                 1,193.609              16.71               19,945
     Contracts in accumulation period:
       Band 1                                               177,631.822              17.21            3,057,044
       Band 2                                               607,110.736              16.71           10,144,821
       Band 3                                                40,357.972              15.86              640,077
       Band 4                                               604,220.928              16.12            9,740,041


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Liquid Assets (continued)
       Band 5                                               340,826.297     $        15.93       $    5,429,363
       Band 6                                            10,113,688.198              15.77          159,492,863
       Band 7                                            11,441,608.626              15.58          178,260,262
       Band 8                                             4,627,214.055              15.42           71,351,641
       Band 9                                             2,090,934.964              15.24           31,865,849
       Band 10                                            1,937,763.952              15.13           29,318,369
       Band 11                                            7,363,267.276              15.06          110,890,805
       Band 12                                            1,553,393.850              14.90           23,145,568
       Band 13                                            7,592,316.901              14.79          112,290,367
       Band 14                                            6,878,603.985              14.57          100,221,260
       Band 15                                               54,563.028              14.51              791,710
       Band 16                                              413,119.514              14.29            5,903,478
       Band 17                                              725,645.016              14.19           10,296,903
       Band 18                                              145,755.901              14.08            2,052,243
       Band 19                                              354,592.030              13.87            4,918,191
       Band 20                                            1,335,558.179              14.73           19,672,772
       Band 21                                              313,206.161              14.40            4,510,169
       Band 24                                              156,356.525              17.99            2,812,854
       Band 25                                               71,619.947              16.96            1,214,674
       Band 26                                              212,443.032              16.83            3,575,416
       Band 27                                              115,340.980              16.10            1,856,990
       Band 28                                               22,142.239              15.74              348,519
       Band 29                                              707,812.184              15.63           11,063,104
       Band 30                                              218,129.874              14.94            3,258,860
       Band 31                                              299,350.555              14.61            4,373,512
       Band 32                                              206,794.688              13.99            2,893,058
       Band 33                                               48,246.270              13.58              655,184
       Band 34                                               52,893.588              13.28              702,427
       Band 35                                               55,409.190              17.34              960,795
       Band 36                                                1,753.545              16.84               29,530
       Band 39                                                1,668.691               9.99               16,670
                                                         ---------------                         ---------------
                                                         60,884,781.371                          $  927,814,006
                                                         ===============                         ===============

     ING Liquid Assets Advisor
     Contracts in accumulation period:
       Band 6                                               156,221.697      $        9.93       $    1,551,281
       Band 7                                                17,535.037               9.93              174,123


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Liquid Assets Advisor (continued)
       Band 10                                               24,034.681     $         9.91       $      238,184
       Band 12                                              286,349.978               9.90            2,834,865
       Band 20                                              362,670.806               9.88            3,583,188
                                                         ---------------                         ---------------
                                                            846,812.199                          $    8,381,641
                                                         ===============                         ===============

     ING Marisco Growth
     Contracts in accumulation period:
       Band 1                                                12,753.336     $        13.29        $     169,492
       Band 2                                               327,521.752              13.09            4,287,260
       Band 3                                                 8,759.613              12.74              111,597
       Band 4                                               521,599.198              12.84            6,697,334
       Band 5                                               500,621.158              12.79            6,402,945
       Band 6                                            11,824,516.615              12.70          150,171,361
       Band 7                                             6,352,318.980              12.65           80,356,835
       Band 8                                             7,551,140.285              12.55           94,766,811
       Band 9                                             2,206,303.987              12.51           27,600,863
       Band 10                                            1,667,820.910              12.46           20,781,049
       Band 11                                           10,437,557.233              12.41          129,530,085
       Band 12                                            1,578,482.126              12.36           19,510,039
       Band 13                                            5,085,355.921              12.32           62,651,585
       Band 14                                            4,934,806.870              12.22           60,303,340
       Band 15                                                4,458.114              12.18               54,300
       Band 16                                              132,848.319              12.08            1,604,808
       Band 17                                              636,491.421              12.04            7,663,357
       Band 18                                               85,203.498              11.99            1,021,590
       Band 19                                              212,583.546              11.90            2,529,744
       Band 20                                            1,020,361.407              12.27           12,519,834
       Band 21                                              267,445.838              12.13            3,244,118
       Band 24                                                  808.074              13.59               10,982
       Band 25                                              158,528.722              13.19            2,090,994
                                                         ---------------                         ---------------
                                                         55,528,286.923                          $  694,080,323
                                                         ===============                         ===============

     ING Marisco Growth Advisor
     Contracts in accumulation period:
       Band 6                                                85,406.023     $        11.80       $    1,007,791
       Band 7                                                 5,138.458              11.80               60,634
       Band 10                                               27,999.682              11.77              329,556


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Marisco Growth Advisor (continued)
       Band 11                                                1,312.519     $        11.77       $       15,448
       Band 12                                               97,846.195              11.76            1,150,671
       Band 20                                              252,464.489              11.75            2,966,458
                                                         ---------------                         ---------------
                                                            470,167.366                          $    5,530,558
                                                         ===============                         ===============

     ING Mercury Focus Value
     Contracts in accumulation period:
       Band 2                                                    63.224     $         9.65        $         610
       Band 3                                                   400.078               9.60                3,841
       Band 4                                                 5,532.336               9.62               53,221
       Band 5                                                 8,365.071               9.61               80,388
       Band 6                                               242,290.037               9.60            2,325,984
       Band 7                                               332,361.240               9.59            3,187,344
       Band 8                                                62,955.082               9.58              603,110
       Band 9                                                22,614.332               9.57              216,419
       Band 10                                               71,071.120               9.56              679,440
       Band 11                                              156,146.759               9.56            1,492,763
       Band 12                                               90,729.596               9.55              866,468
       Band 13                                              150,724.922               9.54            1,437,916
       Band 14                                              303,331.634               9.53            2,890,750
       Band 16                                                6,419.836               9.51               61,053
       Band 17                                               43,351.250               9.50              411,837
       Band 18                                               75,042.348               9.49              712,152
       Band 19                                               33,263.115               9.48              315,334
       Band 20                                              195,157.872               9.53            1,859,855
       Band 21                                               13,579.926               9.51              129,145
       Band 25                                                3,001.165               9.67               29,021
                                                         ---------------                         ---------------
                                                          1,816,400.943                          $   17,356,651
                                                         ===============                         ===============

     ING Mercury Focus Value Advisor
     Contracts in accumulation period:
       Band 6                                                 7,652.739     $        11.65       $       89,154
       Band 10                                                  994.848              11.62               11,560
       Band 11                                                  291.356              11.62                3,386
       Band 12                                               15,967.338              11.61              185,381
       Band 20                                               18,693.103              11.60              216,840
                                                         ---------------                         ---------------
                                                             43,599.384                          $      506,321
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Mercury Fundamental Growth
     Contracts in accumulation period:
       Band 2                                                 1,263.411     $         9.06       $       11,447
       Band 5                                                10,183.159               9.02               91,852
       Band 6                                               123,585.997               9.01            1,113,510
       Band 7                                               204,674.143               9.00            1,842,067
       Band 8                                                28,894.723               8.99              259,764
       Band 9                                                 2,816.423               8.98               25,291
       Band 10                                              117,199.610               8.98            1,052,452
       Band 11                                               99,495.016               8.97              892,470
       Band 12                                              110,021.348               8.96              985,791
       Band 13                                              100,393.293               8.96              899,524
       Band 14                                              137,005.065               8.94            1,224,825
       Band 16                                                1,085.296               8.92                9,681
       Band 17                                               31,292.633               8.92              279,130
       Band 18                                                2,718.156               8.91               24,219
       Band 19                                                6,371.745               8.90               56,709
       Band 20                                               71,764.712               8.95              642,294
       Band 21                                               20,776.441               8.93              185,534
       Band 25                                                  562.716               9.07                5,104
                                                         ---------------                         ---------------
                                                          1,070,103.887                          $    9,601,664
                                                         ===============                         ===============

     ING Mercury Fundamental Growth Advisor
     Contracts in accumulation period:
       Band 6                                                16,833.519     $        10.67       $      179,614
       Band 10                                                  829.234              10.64                8,823
       Band 12                                               22,670.277              10.63              240,985
       Band 20                                               18,152.373              10.61              192,597
                                                         ---------------                         ---------------
                                                             58,485.403                          $      622,019
                                                         ===============                         ===============

     ING MFS Mid-Cap Growth
     Currently payable annuity contracts:
       Band 2                                                 3,022.607     $        20.74       $       62,689
     Contracts in accumulation period:
       Band 1                                                24,855.978              21.12              524,958
       Band 2                                               598,080.853              20.74           12,404,197


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING MFS Mid-Cap Growth (continued)
       Band 3                                                 9,715.076     $        20.09       $      195,176
       Band 4                                               301,940.511              20.28            6,123,354
       Band 5                                               279,203.585              20.19            5,637,120
       Band 6                                             5,410,953.301              19.98          108,110,847
       Band 7                                             3,659,549.507              19.91           72,861,631
       Band 8                                             3,507,928.016              19.73           69,211,420
       Band 9                                             1,007,865.122              19.64           19,794,471
       Band 10                                            1,077,169.784              19.55           21,058,669
       Band 11                                            4,460,989.091              19.47           86,855,458
       Band 12                                            1,033,558.451              19.38           20,030,363
       Band 13                                            2,492,714.096              19.29           48,084,455
       Band 14                                            3,350,910.911              19.11           64,035,908
       Band 15                                                2,227.014              19.03               42,380
       Band 16                                               83,154.761              18.85            1,567,467
       Band 17                                              447,057.635              18.77            8,391,272
       Band 18                                               83,958.400              18.68            1,568,343
       Band 19                                              147,669.952              18.51            2,733,371
       Band 20                                              728,723.788              19.20           13,991,497
       Band 21                                              140,752.279              18.94            2,665,848
       Band 22                                                2,280.581              20.28               46,250
       Band 23                                               19,219.689              19.98              384,009
       Band 24                                                   52.657              21.71                1,143
       Band 25                                               86,727.623              20.93            1,815,209
                                                         ---------------                         ---------------
                                                         28,960,281.268                          $  568,197,505
                                                         ===============                         ===============

     ING MFS Mid-Cap Growth Advisor
     Contracts in accumulation period:
       Band 6                                               108,027.475     $        12.14       $    1,311,454
       Band 7                                                 6,855.126              12.14               83,221
       Band 8                                                   203.150              12.12                2,462
       Band 10                                               20,400.121              12.11              247,045
       Band 11                                                1,367.500              12.10               16,547
       Band 12                                               87,318.393              12.10            1,056,553
       Band 20                                              261,860.088              12.08            3,163,270
                                                         ---------------                         ---------------
                                                            486,031.853                          $    5,880,552
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING MFS Research
     Contracts in accumulation period:
       Band 1                                                 4,184.417     $        17.78       $       74,399
       Band 2                                               139,860.570              17.46            2,441,966
       Band 3                                                12,265.930              16.91              207,417
       Band 4                                               376,060.174              17.07            6,419,347
       Band 5                                               202,886.731              16.99            3,447,046
       Band 6                                             5,462,809.936              16.85           92,048,347
       Band 7                                             2,761,071.867              16.76           46,275,564
       Band 8                                             4,490,584.930              16.61           74,588,616
       Band 9                                               743,711.822              16.54           12,300,994
       Band 10                                            1,017,979.185              16.46           16,755,937
       Band 11                                            5,439,562.921              16.39           89,154,436
       Band 12                                              926,835.314              16.31           15,116,684
       Band 13                                            2,097,093.878              16.24           34,056,805
       Band 14                                            2,286,277.096              16.09           36,786,198
       Band 15                                               11,519.397              16.02              184,541
       Band 16                                               47,173.688              15.87              748,646
       Band 17                                              345,777.502              15.80            5,463,285
       Band 18                                               57,152.140              15.73              899,003
       Band 19                                              108,264.502              15.58            1,686,761
       Band 20                                              586,969.980              16.16            9,485,435
       Band 21                                              156,280.126              15.94            2,491,105
       Band 22                                                2,446.082              17.07               41,755
       Band 23                                               25,424.986              16.85              428,411
       Band 25                                               75,055.242              17.62            1,322,473
       Band 26                                               16,436.229              17.54              288,291
       Band 27                                                7,522.933              17.07              128,416
       Band 28                                                7,121.488              16.84              119,926
       Band 29                                               47,157.716              16.76              790,363
       Band 30                                               34,156.846              16.31              557,098
       Band 31                                               15,983.656              16.09              257,177
       Band 32                                                3,979.477              15.67               62,358
       Band 33                                                1,329.262              15.38               20,444
       Band 34                                               22,160.163              15.17              336,170
                                                         ---------------                         ---------------
                                                         27,533,096.186                          $  454,985,414
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING MFS Research Advisor
     Contracts in accumulation period:
       Band 6                                                17,587.217     $        10.79       $      189,766
       Band 7                                                 2,018.087              10.79               21,775
       Band 10                                                3,885.533              10.77               41,847
       Band 12                                               34,041.313              10.75              365,944
       Band 20                                               82,054.663              10.74              881,267
                                                         ---------------                         ---------------
                                                            139,586.813                          $    1,500,599
                                                         ===============                         ===============

     ING MFS Total Return
     Contracts in accumulation period:
       Band 1                                                 4,498.202     $        21.91       $       98,556
       Band 2                                               189,444.592              21.51            4,074,953
       Band 3                                                 4,141.631              20.84               86,312
       Band 4                                               536,063.496              21.03           11,273,415
       Band 5                                               495,622.910              20.94           10,378,344
       Band 6                                             9,058,435.584              20.76          188,053,123
       Band 7                                             6,342,841.095              20.66          131,043,097
       Band 8                                             5,544,381.440              20.47          113,493,488
       Band 9                                               913,690.781              20.38           18,621,018
       Band 10                                            2,198,287.029              20.28           44,581,261
       Band 11                                            8,560,707.646              20.19          172,840,687
       Band 12                                            2,569,888.634              20.10           51,654,762
       Band 13                                            4,689,951.127              20.01           93,845,922
       Band 14                                            5,132,365.127              19.82          101,723,477
       Band 15                                               28,171.181              19.73              555,817
       Band 16                                              150,299.265              19.55            2,938,351
       Band 17                                              954,589.550              19.47           18,585,859
       Band 18                                              194,122.210              19.38            3,762,088
       Band 19                                              317,522.096              19.20            6,096,424
       Band 20                                            1,492,071.701              19.92           29,722,068
       Band 21                                              486,532.569              19.64            9,555,500
       Band 22                                                3,046.447              21.03               64,067


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING MFS Total Return (continued)
       Band 23                                               28,799.554     $        20.76       $      597,879
       Band 24                                                  243.729              22.51                5,486
       Band 25                                              121,020.923              21.71            2,627,364
       Band 26                                              169,397.713              21.61            3,660,685
       Band 27                                               90,898.263              21.03            1,911,590
       Band 28                                               15,815.037              20.75              328,162
       Band 29                                              248,745.917              20.65            5,136,603
       Band 30                                              212,783.548              20.09            4,274,821
       Band 31                                               63,264.310              19.82            1,253,899
       Band 32                                               44,378.970              19.30              856,514
       Band 33                                               18,700.754              18.95              354,379
       Band 34                                               29,149.790              18.70              545,101
       Band 35                                               67,144.763              22.01            1,477,856
       Band 36                                                  231.279              21.61                4,998
       Band 37                                                2,923.246              21.32               62,324
       Band 38                                                1,737.257              10.23               17,772
                                                         ---------------                         ---------------
                                                         50,981,909.366                          $1,036,164,022
                                                         ===============                         ===============

     ING MFS Total Return Advisor
     Contracts in accumulation period:
       Band 6                                               240,234.773     $        10.81       $    2,596,938
       Band 7                                                81,138.645              10.81              877,109
       Band 10                                               65,998.310              10.78              711,462
       Band 11                                                5,360.748              10.78               57,789
       Band 12                                              218,694.628              10.77            2,355,341
       Band 20                                              465,411.689              10.76            5,007,830
                                                         ---------------                         ---------------
                                                          1,076,838.793                          $   11,606,469
                                                         ===============                         ===============

     ING PIMCO Core Bond
     Contracts in accumulation period:
       Band 1                                                   356.113     $        13.85       $        4,932
       Band 2                                               102,762.627              13.60            1,397,572
       Band 3                                                 1,887.372              13.17               24,857
       Band 4                                               174,335.222              13.30            2,318,658
       Band 5                                               377,918.112              13.24            5,003,636


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING PIMCO Core Bond (continued)
       Band 6                                             5,217,754.247     $        13.12       $   68,456,936
       Band 7                                             5,814,186.666              13.06           75,933,278
       Band 8                                             1,992,296.232              12.94           25,780,313
       Band 9                                               640,910.958              12.88            8,254,933
       Band 10                                            2,418,620.120              12.82           31,006,710
       Band 11                                            4,552,852.299              12.76           58,094,395
       Band 12                                            1,983,777.271              12.70           25,193,971
       Band 13                                            4,219,184.947              12.65           53,372,690
       Band 14                                            6,247,436.664              12.53           78,280,381
       Band 15                                               74,901.270              12.47              934,019
       Band 16                                              158,819.607              12.36            1,963,010
       Band 17                                            1,145,673.809              12.30           14,091,788
       Band 18                                              283,759.577              12.25            3,476,055
       Band 19                                              415,260.440              12.14            5,041,262
       Band 20                                            1,855,600.654              12.59           23,362,012
       Band 21                                              680,383.333              12.42            8,450,361
       Band 25                                               86,373.321              13.73            1,185,906
       Band 26                                              312,570.467              13.66            4,269,713
       Band 27                                              172,015.431              13.29            2,286,085
       Band 28                                               67,976.895              13.11              891,177
       Band 29                                              498,598.037              13.05            6,506,704
       Band 30                                              414,074.239              12.70            5,258,743
       Band 31                                              128,069.380              12.53            1,604,709
       Band 32                                               74,819.723              12.20              912,801
       Band 33                                               45,273.606              11.98              542,378
       Band 34                                               51,384.948              11.82              607,370
       Band 35                                               22,781.531              13.91              316,891
       Band 36                                                4,798.957              13.66               65,554
       Band 39                                                3,204.333              10.26               32,876
                                                         ---------------                         ---------------
                                                         40,240,618.408                          $  514,922,676
                                                         ===============                         ===============

     ING PIMCO Core Bond Advisor
     Contracts in accumulation period:
       Band 6                                               234,669.475     $        10.58       $    2,482,803
       Band 7                                                52,423.008              10.58              554,635


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING PIMCO Core Bond Advisor (continued)
       Band 10                                               51,809.872     $         10.55      $      546,594
       Band 11                                                1,888.854               10.55              19,927
       Band 12                                              393,726.363               10.54           4,149,876
       Band 20                                              537,681.288               10.53           5,661,784
                                                         ---------------                         ---------------
                                                          1,272,198.860                          $   13,415,619
                                                         ===============                         ===============

     ING Salomon Brothers All Cap
     Contracts in accumulation period:
       Band 2                                                53,903.976     $         10.48      $      564,914
       Band 3                                                 3,115.839               10.35              32,249
       Band 4                                               153,664.783               10.39           1,596,577
       Band 5                                               413,518.279               10.37           4,288,185
       Band 6                                             4,297,387.686               10.33          44,392,015
       Band 7                                             5,443,579.943               10.31          56,123,309
       Band 8                                             1,655,990.866               10.27          17,007,026
       Band 9                                               916,699.696               10.25           9,396,172
       Band 10                                            2,031,717.232               10.23          20,784,467
       Band 11                                            3,750,770.420               10.21          38,295,366
       Band 12                                            1,700,836.983               10.19          17,331,529
       Band 13                                            3,825,922.837               10.18          38,947,894
       Band 14                                            6,491,546.809               10.14          65,824,285
       Band 15                                                5,137.157               10.12              51,988
       Band 16                                              187,560.900               10.08           1,890,614
       Band 17                                            1,285,130.726               10.06          12,928,415
       Band 18                                              153,803.896               10.04           1,544,191
       Band 19                                              427,055.239               10.01           4,274,823
       Band 20                                            1,157,681.418               10.16          11,762,043
       Band 21                                              365,262.078               10.10           3,689,147
       Band 25                                               81,973.549               10.52             862,362
       Band 30                                                  176.527                9.83               1,735
       Band 31                                                1,942.457                9.83              19,094
                                                         ---------------                         ---------------
                                                         34,404,379.296                          $  351,608,400
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Salomon Brothers All Cap Advisor
     Contracts in accumulation period:
       Band 6                                                58,143.884     $        11.51       $      669,236
       Band 7                                                 1,801.919              11.51               20,740
       Band 10                                               30,182.493              11.48              346,495
       Band 11                                                2,126.107              11.48               24,408
       Band 12                                               77,632.288              11.47              890,442
       Band 20                                              146,821.251              11.46            1,682,572
                                                         ---------------                         ---------------
                                                            316,707.942                          $    3,633,893
                                                         ===============                         ===============

     ING Salomon Brothers Investors
     Contracts in accumulation period:
       Band 2                                                 6,730.549     $         9.40       $       63,267
       Band 3                                                   484.124               9.28                4,493
       Band 4                                                40,966.075               9.31              381,394
       Band 5                                               216,015.106               9.30            2,008,940
       Band 6                                             1,462,538.132               9.26           13,543,103
       Band 7                                             2,001,121.219               9.24           18,490,360
       Band 8                                               556,515.018               9.21            5,125,503
       Band 9                                               316,145.980               9.19            2,905,382
       Band 10                                            1,069,813.673               9.18            9,820,890
       Band 11                                            1,335,828.516               9.16           12,236,189
       Band 12                                              638,092.439               9.14            5,832,165
       Band 13                                            1,265,020.963               9.12           11,536,991
       Band 14                                            2,298,381.420               9.09           20,892,287
       Band 15                                                2,450.947               9.07               22,230
       Band 16                                               54,691.171               9.04              494,408
       Band 17                                              426,633.690               9.02            3,848,236
       Band 18                                               44,795.691               9.01              403,609
       Band 19                                              221,511.562               8.97            1,986,959
       Band 20                                              485,621.702               9.11            4,424,014
       Band 21                                              172,848.300               9.06            1,566,006
       Band 25                                               60,579.939               9.43              571,269
                                                         ---------------                         ---------------
                                                         12,676,786.216                          $  116,157,695
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Salomon Brothers Investors Advisor
     Contracts in accumulation period:
       Band 6                                                 9,701.827     $        11.19       $      108,563
       Band 7                                                   675.241              11.19                7,556
       Band 10                                               11,001.413              11.16              122,776
       Band 12                                                8,196.003              11.15               91,385
       Band 20                                               42,121.849              11.14              469,237
                                                         ---------------                         ---------------
                                                             71,696.333                          $      799,517
                                                         ===============                         ===============

     ING T. Rowe Price Capital Appreciation
     Currently payable annuity contracts:
       Band 1                                                   339.639     $        33.63       $       11,422
       Band 2                                                15,773.281              32.65              514,998
     Contracts in accumulation period:
       Band 1                                                40,044.500              33.63            1,346,697
       Band 2                                               991,088.413              32.65           32,359,036
       Band 3                                                20,241.466              30.99              627,283
       Band 4                                               393,367.478              31.50           12,391,076
       Band 5                                               329,192.777              31.23           10,280,690
       Band 6                                             5,831,682.748              30.81          179,674,145
       Band 7                                             5,304,196.986              30.54          161,990,176
       Band 8                                             3,780,823.940              30.14          113,954,034
       Band 9                                               658,130.809              29.87           19,658,367
       Band 10                                            1,691,253.823              29.65           50,145,676
       Band 11                                            5,198,973.564              29.43          153,005,792
       Band 12                                            1,961,924.834              29.21           57,307,824
       Band 13                                            4,221,994.487              28.99          122,395,620
       Band 14                                            4,781,606.518              28.56          136,562,682
       Band 15                                               11,754.018              28.35              333,226
       Band 16                                              151,335.963              27.93            4,226,813
       Band 17                                              711,562.292              27.72           19,724,507
       Band 18                                              233,859.891              27.51            6,433,486
       Band 19                                              269,799.267              27.10            7,311,560
       Band 20                                            1,721,398.149              28.78           49,541,839
       Band 21                                              346,357.275              28.14            9,746,494
       Band 25                                               94,464.954              33.14            3,130,569
                                                         ---------------                         ---------------
                                                         38,761,167.072                          $ 1,152,674,012
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING T. Rowe Price Capital Appreciation Advisor
     Contracts in accumulation period:
       Band 6                                                54,320.789     $        11.01       $    1,699,072
       Band 7                                                 3,341.553              11.00               36,757
       Band 10                                               54,940.814              10.98              603,250
       Band 11                                                2,346.123              10.98               25,760
       Band 12                                              425,041.375              10.97            4,662,704
       Band 20                                              528,050.002              10.96            5,787,428
                                                         ---------------                         ---------------
                                                          1,168,040.656                          $   12,814,971
                                                         ===============                         ===============

     ING T. Rowe Price Equity Income
     Currently payable annuity contracts:
       Band 1                                                 1,143.309     $        24.50       $       28,011
       Band 2                                                21,353.872              23.78              507,795
     Contracts in accumulation period:
       Band 1                                               106,794.214     $        24.50       $    2,616,458
       Band 2                                             1,835,224.648              23.78           43,641,642
       Band 3                                                29,022.048              22.58              655,318
       Band 4                                               206,839.926              22.95            4,746,976
       Band 5                                               243,597.918              22.75            5,541,853
       Band 6                                             3,124,477.528              22.45           70,144,521
       Band 7                                             2,914,223.375              22.25           64,841,470
       Band 8                                             2,139,700.119              21.95           46,966,418
       Band 9                                               373,463.725              21.76            8,126,571
       Band 10                                            1,235,307.976              21.60           26,682,652
       Band 11                                            3,304,785.745              21.44           70,854,606
       Band 12                                            1,169,276.767              21.28           24,882,210
       Band 13                                            2,194,520.081              21.12           46,348,264
       Band 14                                            2,908,311.365              20.81           60,521,960
       Band 15                                                  197.990              20.65                4,088
       Band 16                                               83,643.219              20.35            1,702,140
       Band 17                                              688,901.022              20.19           13,908,912
       Band 18                                              127,684.773              20.04            2,558,803
       Band 19                                              156,124.429              19.74            3,081,896


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING T. Rowe Price Equity Income (continued)
       Band 20                                              900,407.360     $        20.96       $   18,872,538
       Band 21                                              261,230.997              20.50            5,355,235
       Band 24                                                  875.356              25.61               22,418
       Band 25                                               65,916.779              24.14            1,591,231
                                                         ---------------                         ---------------
                                                         24,093,024.541                          $  524,203,986
                                                         ===============                         ===============

     ING T. Rowe Price Equity Income Advisor
     Contracts in accumulation period:
       Band 6                                               131,774.532     $        10.77       $    1,419,212
       Band 10                                               68,183.906              10.75              732,977
       Band 11                                                1,731.203              10.74               18,593
       Band 12                                              161,897.581              10.73            1,737,161
       Band 20                                              307,066.008              10.72            3,291,748
                                                         ---------------                         ---------------
                                                            670,653.230                          $    7,199,691
                                                         ===============                         ===============

     ING UBS U.S. Balanced
     Contracts in accumulation period:
       Band 2                                                16,606.854     $         7.96       $      132,191
       Band 4                                                24,497.414               7.90              193,530
       Band 5                                                74,030.961               7.89              584,104
       Band 6                                               752,663.077               7.86            5,915,932
       Band 7                                             1,292,704.182               7.85           10,147,728
       Band 8                                               195,852.089               7.83            1,533,522
       Band 9                                               184,411.824               7.82            1,442,100
       Band 10                                              390,002.935               7.80            3,042,023
       Band 11                                              619,002.102               7.79            4,822,026
       Band 12                                              474,799.888               7.78            3,693,943
       Band 13                                            1,010,009.813               7.77            7,847,776
       Band 14                                            1,433,689.547               7.74           11,096,757
       Band 16                                               34,821.373               7.71              268,473
       Band 17                                              243,014.587               7.70            1,871,212
       Band 18                                               38,701.818               7.69              297,617
       Band 19                                               80,115.586               7.66              613,685


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING UBS U.S. Balanced (continued)
       Band 20                                              248,344.409     $         7.76       $    1,927,153
       Band 21                                              108,550.019               7.72              838,006
       Band 25                                               21,041.507               7.98              167,911
                                                         ---------------                         ---------------
                                                          7,242,859.985                          $   56,435,689
                                                         ===============                         ===============

     ING UBS U.S. Balanced Advisor
     Contracts in accumulation period:
       Band 6                                                16,785.583     $        10.57       $      177,424
       Band 10                                                  518.813              10.56                5,479
       Band 12                                                5,222.472              10.56               55,149
       Band 20                                                7,558.186              10.55               79,739
                                                         ---------------                         ---------------
                                                             30,085.054                          $      317,791
                                                         ===============                         ===============

     ING Van Kampen Equity Growth
     Contracts in accumulation period:
       Band 2                                                 8,287.096     $         8.76       $       72,595
       Band 4                                                 3,927.341               8.73               34,286
       Band 5                                                26,384.853               8.72              230,076
       Band 6                                               273,749.840               8.71            2,384,361
       Band 7                                               474,267.195               8.70            4,126,125
       Band 8                                               119,307.406               8.69            1,036,781
       Band 9                                                30,421.940               8.69              264,367
       Band 10                                              110,862.979               8.68              962,291
       Band 11                                              221,452.774               8.67            1,919,996
       Band 12                                              184,736.231               8.67            1,601,663
       Band 13                                              243,271.651               8.66            2,106,732
       Band 14                                              361,923.534               8.65            3,130,639
       Band 16                                                3,577.784               8.63               30,876
       Band 17                                               68,745.384               8.62              592,585
       Band 18                                               10,575.215               8.62               91,158
       Band 19                                               28,301.171               8.60              243,390
       Band 20                                              135,120.215               8.65            1,168,790
       Band 21                                               53,797.609               8.64              464,811
       Band 25                                                2,088.398               8.77               18,315
                                                         ---------------                         ---------------
                                                          2,360,798.616                          $   20,479,837
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Van Kampen Equity Growth Advisor
     Contracts in accumulation period:
       Band 6                                                65,742.777     $        10.73       $      705,420
       Band 10                                               40,294.427              10.71              431,553
       Band 11                                                2,424.807              10.70               25,945
       Band 12                                               58,139.186              10.69              621,508
       Band 20                                              236,554.303              10.68            2,526,400
                                                         ---------------                         ---------------
                                                            403,155.500                          $    4,310,826
                                                         ===============                         ===============

     ING Van Kampen Global Franchise
     Contracts in accumulation period:
       Band 1                                                   312.947     $         9.65       $        3,020
       Band 2                                                 1,343.991               9.62               12,929
       Band 4                                                 7,523.808               9.59               72,153
       Band 5                                                53,646.848               9.58              513,937
       Band 6                                               623,339.263               9.57            5,965,357
       Band 7                                               710,018.571               9.56            6,787,778
       Band 8                                               184,985.441               9.55            1,766,611
       Band 9                                                40,210.361               9.54              383,607
       Band 10                                              328,558.999               9.53            3,131,167
       Band 11                                              359,206.646               9.53            3,423,239
       Band 12                                              172,069.840               9.52            1,638,105
       Band 13                                              388,293.756               9.51            3,692,674
       Band 14                                              747,902.235               9.50            7,105,071
       Band 16                                               13,751.319               9.48              130,363
       Band 17                                              140,883.946               9.47            1,334,171
       Band 18                                               15,172.252               9.46              143,530
       Band 19                                               90,572.694               9.45              855,912
       Band 20                                              294,293.808               9.51            2,798,734
       Band 21                                               67,164.961               9.48              636,724
       Band 25                                               10,204.560               9.64               98,372
                                                         ---------------                         ---------------
                                                          4,249,456.246                          $   40,493,454
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Van Kampen Global Franchise Advisor
     Contracts in accumulation period:
       Band 6                                               253,139.020     $        10.28       $    2,602,269
       Band 7                                                 4,077.726              10.28               41,919
       Band 8                                                   246.391              10.27                2,530
       Band 10                                               68,843.084              10.26              706,330
       Band 11                                                1,769.381              10.25               18,136
       Band 12                                              212,187.682              10.25            2,174,924
       Band 20                                              401,020.902              10.24            4,106,454
                                                         ---------------                         ---------------
                                                            941,284.186                          $    9,652,562
                                                         ===============                         ===============

     ING Van Kampen Growth and Income
     Currently payable annuity contracts:
       Band 1                                                   347.162     $        21.56       $        7,485
       Band 2                                                 5,203.704              21.13              109,954
     Contracts in accumulation period:
       Band 1                                                11,051.538              21.56              238,271
       Band 2                                             1,016,034.458              21.13           21,468,808
       Band 3                                                38,672.252              20.39              788,527
       Band 4                                               690,104.159              20.63           14,236,849
       Band 5                                               261,286.871              20.50            5,356,381
       Band 6                                             5,751,754.187              20.32          116,875,645
       Band 7                                             2,414,847.455              20.19           48,755,770
       Band 8                                             6,322,638.582              20.02          126,579,224
       Band 9                                               470,109.625              19.89            9,350,480
       Band 10                                              960,026.244              19.79           18,998,919
       Band 11                                            6,696,510.138              19.69          131,854,285
       Band 12                                              789,238.555              19.59           15,461,183
       Band 13                                            1,906,953.965              19.49           37,166,533
       Band 14                                            2,292,878.779              19.29           44,229,632
       Band 15                                                  838.302              19.19               16,087
       Band 16                                               47,174.272              19.00              896,311
       Band 17                                              353,336.027              18.90            6,678,051
       Band 18                                               84,081.406              18.81            1,581,571
       Band 19                                               97,177.376              18.62            1,809,443


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Van Kampen Growth and Income (continued)
       Band 20                                              513,247.736     $        19.39       $    9,951,874
       Band 21                                              204,129.884              19.10            3,898,881
       Band 24                                                   48.633              22.22                1,081
       Band 25                                               52,531.434              21.35            1,121,546
                                                         ---------------                         ---------------
                                                         30,980,222.744                          $  617,432,791
                                                         ===============                         ===============

     ING Van Kampen Growth and Income Advisor
     Contracts in accumulation period:
       Band 6                                               320,677.417     $        10.92       $    3,501,797
       Band 7                                                10,903.467              10.92              119,066
       Band 10                                               60,768.791              10.89              661,772
       Band 11                                                1,868.536              10.89               20,348
       Band 12                                              311,281.332              10.88            3,386,741
       Band 20                                              719,952.386              10.87            7,825,882
                                                         ---------------                         ---------------
                                                          1,425,451.929                          $   15,515,606
                                                         ===============                         ===============

     ING Van Kampen Real Estate
     Currently payable annuity contracts:
       Band 2                                                 2,299.980     $        37.36       $       85,927
      Contracts in accumulation period:
       Band 1                                                11,632.465              38.48              447,617
       Band 2                                               254,493.095              37.36            9,507,862
       Band 3                                                 3,510.658              35.46              124,488
       Band 4                                                89,574.559              36.05            3,229,163
       Band 5                                                78,618.018              35.74            2,809,808
       Band 6                                             1,314,857.144              35.26           46,361,863
       Band 7                                             1,302,782.749              34.95           45,532,257
       Band 8                                               751,956.275              34.48           25,927,452
       Band 9                                               160,253.652              34.18            5,477,470
       Band 10                                              323,492.583              33.92           10,972,868
       Band 11                                              993,132.015              33.67           33,438,755
       Band 12                                              370,862.163              33.42           12,394,213
       Band 13                                              826,918.072              33.17           27,428,872
       Band 14                                            1,071,373.529              32.68           35,012,487
       Band 15                                                  681.022              32.44               22,092
       Band 16                                               34,061.118              31.96            1,088,593
       Band 17                                              121,221.030              31.72            3,845,131
       Band 18                                               29,883.506              31.48              940,733


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Van Kampen Real Estate (continued)
       Band 19                                               71,047.992     $        31.01       $    2,203,198
       Band 20                                              359,746.361              32.93           11,846,448
       Band 21                                               48,364.321              32.20            1,557,331
       Band 24                                                   73.330              40.23                2,950
       Band 25                                               15,119.115              37.92              573,317
                                                         ---------------                         ---------------
                                                          8,235,954.752                          $  280,830,895
                                                         ===============                         ===============

     ING Van Kampen Real Estate Advisor
     Contracts in accumulation period:
       Band 6                                                74,823.020     $        12.07       $      903,114
       Band 7                                                11,652.281              12.06              140,527
       Band 10                                               16,095.677              12.03              193,631
       Band 12                                               72,794.647              12.02              874,992
       Band 20                                              186,473.565              12.01            2,239,548
                                                         ---------------                         ---------------
                                                            361,839.190                          $    4,351,812
                                                         ===============                         ===============

     ING Alger Aggressive Growth
     Contracts in accumulation period:
       Band 35                                               35,076.615     $         8.73       $      306,219
       Band 36                                                1,720.680               8.70               14,970
       Band 38                                                1,938.324              10.67               20,682
                                                         ---------------                         ---------------
                                                             38,735.619                          $      341,871
                                                         ===============                         ===============

     ING Alger Growth
     Contracts in accumulation period:
       Band 35                                               12,627.636     $         7.82       $       98,748
       Band 38                                                1,579.140              10.45               16,502
                                                         ---------------                         ---------------
                                                             14,206.776                          $      115,250
                                                         ===============                         ===============

     ING American Century Small Cap Value
     Contracts in accumulation period:
       Band 35                                               11,454.494     $         9.55       $      109,390
       Band 36                                                  873.064               9.52                8,312
       Band 39                                                  494.749              10.36                5,126
                                                         ---------------                         ---------------
                                                             12,822.307                          $      122,828
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Baron Small Cap Growth
     Contracts in accumulation period:
       Band 35                                               35,036.053     $        10.47       $      366,827
       Band 36                                               12,493.227              10.44              130,429
       Band 37                                                  500.686              10.42                5,217
       Band 39                                                1,813.036              10.43               18,910
                                                         ---------------                         ---------------
                                                             49,843.002                          $      521,383
                                                         ===============                         ===============

     ING JPMorgan Fleming International
     Contracts in accumulation period:
       Band 5                                                   978.538     $        10.25       $       10,030
       Band 6                                                 8,986.588              10.25               92,113
       Band 7                                                 4,118.670              10.25               42,216
       Band 8                                                 1,968.967              10.25               20,182
       Band 9                                                   601.829              10.25                6,169
       Band 10                                               11,719.901              10.25              120,129
       Band 11                                                3,892.502              10.25               39,898
       Band 12                                                5,786.668              10.25               59,313
       Band 13                                               84,036.032              10.25              861,369
       Band 14                                               34,661.447              10.25              355,280
       Band 15                                                1,309.564              10.25               13,423
       Band 17                                                2,757.482              10.24               28,237
       Band 18                                                  697.659              10.24                7,144
       Band 19                                                8,538.207              10.24               87,431
       Band 20                                                9,185.191              10.25               94,148
       Band 21                                                4,607.554              10.24               47,181
       Band 26                                                  659.099              10.25                6,756
       Band 27                                                   22.823              10.25                  234
       Band 29                                                  289.621              10.25                2,969
       Band 35                                               21,115.123               9.01              190,247
       Band 36                                                  740.755               8.98                6,652
       Band 38                                                  789.607              10.55                8,330
                                                         ---------------                         ---------------
                                                             207,463.827                         $    2,099,451
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING JPMorgan Mid Cap Value
     Contracts in accumulation period:
       Band 9                                                 5,075.746     $        10.57       $       53,651
       Band 13                                                  575.654              10.54                6,067
       Band 15                                               16,758.376              10.51              176,131
       Band 26                                               34,265.581              10.66              365,271
       Band 27                                                8,418.741              10.62               89,407
       Band 28                                                3,265.250              10.60               34,612
       Band 29                                               59,847.857              10.59              633,789
       Band 30                                               28,653.961              10.54              302,013
       Band 31                                               67,900.116              10.52              714,309
       Band 32                                                6,645.438              10.48               69,644
       Band 33                                                7,852.459              10.45               82,058
       Band 34                                               19,365.410              10.42              201,788
       Band 35                                                8,473.467              10.69               90,581
       Band 36                                                1,438.732              10.66               15,337
                                                         ---------------                         ---------------
                                                            268,536.788                          $    2,834,658
                                                         ===============                         ===============

     ING MFS(R) Capital Opportunities (Initial Class)
     Contracts in accumulation period:
       Band 9                                                12,442.079     $         7.01       $       87,219
       Band 13                                                6,101.487               6.98               42,588
       Band 15                                               23,765.748               6.95              165,172
       Band 26                                               25,371.809               7.11              180,394
       Band 27                                               22,945.610               7.06              161,996
       Band 28                                               16,331.519               7.04              114,974
       Band 29                                               67,694.550               7.03              475,893
       Band 30                                               37,970.416               6.98              265,034
       Band 31                                               37,003.674               6.96              257,546
       Band 32                                               11,411.253               6.91               78,852
       Band 33                                                1,214.920               6.88                8,359
       Band 34                                                4,468.816               6.86               30,656
                                                         ---------------                         ---------------
                                                            266,721.881                          $    1,868,683
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING MFS(R) Capital Opportunities (Service Class)
     Contracts in accumulation period:
       Band 35                                               35,858.550     $         7.89       $      282,924
                                                         ---------------                         ---------------
                                                             35,858.550                          $      282,924
                                                         ===============                         ===============

     ING MFS(R) Global Growth
     Contracts in accumulation period:
       Band 9                                                 1,799.948     $         9.54       $       17,172
       Band 13                                                1,041.328               9.51                9,903
       Band 15                                                    1.759               9.49                   17
       Band 26                                               12,865.929               9.63              123,899
       Band 27                                                4,027.812               9.59               38,627
       Band 28                                                1,151.193               9.57               11,017
       Band 29                                               12,976.263               9.56              124,053
       Band 30                                                9,148.524               9.52               87,094
       Band 31                                                4,731.304               9.50               44,947
       Band 32                                                3,130.453               9.46               29,614
       Band 33                                                3,018.908               9.43               28,468
       Band 34                                                1,074.687               9.41               10,113
       Band 35                                                3,127.420               9.66               30,211
       Band 36                                                1,356.723               9.63               13,065
                                                         ---------------                         ---------------
                                                             59,452.251                          $      568,200
                                                         ===============                         ===============

     ING MFS Research Equity
     Contracts in accumulation period:
       Band 35                                                7,241.889     $         8.23       $       59,601
       Band 37                                                2,041.391               8.18               16,699
       Band 40                                                  730.531              10.19                7,444
                                                         ---------------                         ---------------
                                                             10,013.811                          $       83,744
                                                         ===============                         ===============

     ING OpCap Balanced Value
     Contracts in accumulation period:
       Band 35                                               34,704.124     $         9.28       $      322,054
                                                         ---------------                         ---------------
                                                             34,704.124                          $      322,054
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING PIMCO Total Return
     Contracts in accumulation period:
       Band 35                                              125,388.140     $        11.11       $    1,393,029
       Band 36                                                1,664.912              11.08               18,447
       Band 37                                                1,150.475              11.05               12,713
       Band 39                                                2,470.481              10.23               25,273
                                                         ---------------                         ---------------
                                                            130,671.008                          $    1,449,462
                                                         ===============                         ===============

     ING Salomon Brothers Aggressive Growth
     Contracts in accumulation period:
       Band 2                                                   678.429     $         9.84       $        6,676
       Band 5                                                 3,594.310               9.83               35,332
       Band 6                                                21,638.591               9.83              212,707
       Band 7                                                77,557.393               9.83              762,389
       Band 8                                                   868.851               9.83                8,541
       Band 9                                                   827.332               9.83                8,133
       Band 10                                               15,612.608               9.83              153,472
       Band 11                                               11,385.476               9.83              111,919
       Band 12                                               10,979.497               9.83              107,928
       Band 13                                                3,229.240               9.83               31,743
       Band 14                                               54,619.018               9.83              536,905
       Band 15                                                1,539.247               9.83               15,131
       Band 17                                               22,244.664               9.83              218,665
       Band 18                                                1,936.372               9.83               19,035
       Band 19                                                2,756.740               9.82               27,071
       Band 20                                               11,491.019               9.83              112,957
       Band 21                                                  162.772               9.83                1,600
       Band 29                                               10,647.129               9.83              104,661
       Band 31                                                  106.597               9.83                1,048
                                                         ---------------                         ---------------
                                                            251,875.285                          $    2,475,913
                                                         ===============                         ===============

     ING Salomon Brothers Fundamental Value
     Contracts in accumulation period:
       Band 35                                               43,515.971     $         9.14       $      397,736
       Band 36                                                  128.548               9.11                1,171
       Band 38                                                2,756.216              10.48               28,885
                                                         ---------------                         ---------------
                                                             46,400.735                          $      427,792
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Salomon Brothers Investors Value
     Contracts in accumulation period:
       Band 35                                               32,254.542     $         8.76       $      282,550
       Band 37                                                1,116.346               8.71                9,723
                                                         ---------------                         ---------------
                                                             33,370.888                          $      292,273
                                                         ===============                         ===============

     ING T. Rowe Price Growth Equity
     Contracts in accumulation period:
       Band 35                                              161,515.375     $         8.75       $    1,413,260
       Band 36                                               18,613.107               8.72              162,306
       Band 37                                                1,597.478               8.69               13,882
       Band 38                                               10,230.089              10.34              105,779
       Band 39                                                  502.797              10.33                5,194
                                                         ---------------                         ---------------
                                                            192,458.846                          $    1,700,421
                                                         ===============                         ===============

     ING UBS Tactical Asset Allocation
     Contracts in accumulation period:
       Band 35                                                5,456.890     $         8.52       $       46,493
                                                         ---------------                         ---------------
                                                              5,456.890                                  46,493
                                                         ===============                         ===============

     ING Van Kampen Comstock
     Contracts in accumulation period:
       Band 6                                               422,385.198     $         9.54       $    4,029,555
       Band 7                                                24,074.085               9.54              229,667
       Band 9                                                10,750.766               9.51              102,240
       Band 10                                               93,657.448               9.51              890,682
       Band 11                                                3,598.687               9.50               34,188
       Band 12                                              395,669.821               9.49            3,754,907
       Band 13                                                8,599.969               9.49               81,614
       Band 15                                               23,516.695               9.47              222,703
       Band 20                                            1,121,196.422               9.48           10,628,942
       Band 26                                               49,737.311               9.60              477,478
       Band 27                                               40,714.518               9.56              389,231
       Band 28                                                4,728.207               9.54               45,107
       Band 29                                               89,855.351               9.53              856,321
       Band 30                                               45,374.674               9.49              430,606


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING Van Kampen Comstock (continued)
       Band 31                                               41,963.611     $         9.47       $      397,395
       Band 32                                               24,324.280               9.43              229,378
       Band 33                                               10,300.416               9.41               96,927
       Band 34                                               22,574.700               9.39              211,976
       Band 35                                               79,396.597               9.63              764,589
       Band 36                                                7,335.201               9.60               70,418
       Band 39                                                1,325.826              10.40               13,789
                                                         ---------------                         ---------------
                                                          2,521,079.783                          $   23,957,713
                                                         ===============                         ===============

     ING VIT Worldwide Growth
     Contracts in accumulation period:
       Band 2                                                 4,652.870     $         6.08       $       28,289
       Band 4                                                12,313.330               6.03               74,249
       Band 5                                                96,202.528               6.01              578,177
       Band 6                                               696,900.127               5.99            4,174,432
       Band 7                                             1,168,484.511               5.98            6,987,537
       Band 8                                               130,357.817               5.96              776,933
       Band 9                                               112,426.067               5.95              668,935
       Band 10                                              394,398.768               5.94            2,342,729
       Band 11                                              391,532.559               5.93            2,321,788
       Band 12                                              516,632.718               5.92            3,058,466
       Band 13                                              867,061.319               5.91            5,124,332
       Band 14                                            1,389,805.290               5.89            8,185,953
       Band 15                                                3,247.216               5.88               19,094
       Band 16                                               38,223.542               5.86              223,990
       Band 17                                              242,415.304               5.85            1,418,130
       Band 18                                               58,499.398               5.84              341,636
       Band 19                                              102,789.519               5.82              598,235
       Band 20                                              490,353.547               5.90            2,893,086
       Band 21                                              112,694.258               5.87              661,515
       Band 25                                               30,333.580               6.10              185,035
       Band 26                                               25,365.834               6.09              154,478
       Band 27                                               21,088.921               6.02              126,955
       Band 28                                                3,304.662               5.99               19,795
       Band 29                                               41,934.438               5.98              250,768


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING VIT Worldwide Growth (continued)
       Band 30                                               22,211.435     $         5.92       $      131,492
       Band 31                                                8,440.465               5.89               49,714
       Band 32                                                8,272.812               5.83               48,230
       Band 33                                               42,446.263               5.79              245,764
       Band 34                                                2,764.658               5.76               15,924
                                                         ---------------                         ---------------
                                                          7,035,153.756                          $   41,705,661
                                                         ===============                         ===============

     ING VP Balanced
     Contracts in accumulation period:
       Band 35                                               59,840.650     $        10.58       $      633,114
       Band 37                                                1,226.822              10.56               12,955
       Band 38                                                3,556.438              10.31               36,667
       Band 39                                                  305.974              10.31                3,155
                                                         ---------------                         ---------------
                                                             64,929.884                          $      685,891
                                                         ===============                         ===============

     ING VP Bond
     Contracts in accumulation period:
       Band 1                                                 7,635.872     $        11.15       $       85,140
       Band 2                                                13,832.569              11.11              153,680
       Band 3                                                   440.015              11.06                4,867
       Band 4                                                15,870.389              11.07              175,685
       Band 5                                                71,799.135              11.07              794,816
       Band 6                                             1,087,957.738              11.05           12,021,933
       Band 7                                               879,053.019              11.04            9,704,745
       Band 8                                               324,900.645              11.03            3,583,654
       Band 9                                                51,783.734              11.02              570,657
       Band 10                                              275,808.231              11.01            3,036,649
       Band 11                                              674,400.792              11.00            7,418,409
       Band 12                                              262,275.244              10.99            2,882,405
       Band 13                                              720,135.273              10.99            7,914,287
       Band 14                                              952,412.873              10.97           10,447,969
       Band 16                                               26,538.893              10.95              290,601
       Band 17                                              144,411.130              10.94            1,579,858
       Band 18                                               73,827.521              10.93              806,935
       Band 19                                               34,086.533              10.92              372,225


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING VP Bond (continued)
       Band 20                                              756,373.404     $        10.98       $    8,304,980
       Band 21                                               53,820.225              10.96              589,870
       Band 25                                               10,419.411              11.13              115,968
       Band 35                                              113,917.804              11.15            1,270,184
       Band 36                                                3,637.195              11.12               40,446
       Band 38                                                1,859.027              10.27               19,092
       Band 40                                                  735.167              10.27                7,550
                                                         ---------------                         ---------------
                                                          6,557,931.839                          $   72,192,605
                                                         ===============                         ===============

     ING VP Growth
     Contracts in accumulation period:
       Band 35                                               26,618.371     $         8.15       $      216,940
       Band 37                                                6,226.812               8.10               50,437
                                                         ---------------                         ---------------
                                                             32,845.183                          $      267,377
                                                         ===============                         ===============

     ING VP Index Plus LargeCap
     Contracts in accumulation period:
       Band 4                                                29,434.258     $         8.08       $      237,829
       Band 5                                                61,395.272               8.07              495,460
       Band 6                                               316,190.702               8.06            2,548,497
       Band 7                                               469,369.642               8.05            3,778,426
       Band 8                                                64,547.227               8.03              518,314
       Band 9                                                33,778.038               8.02              270,900
       Band 10                                              130,428.169               8.01            1,044,730
       Band 11                                              391,326.676               8.00            3,130,613
       Band 12                                               65,342.363               7.99              522,085
       Band 13                                              170,197.246               7.98            1,358,174
       Band 14                                              455,758.437               7.96            3,627,837
       Band 15                                               32,381.462               7.96              257,756
       Band 16                                                8,238.395               7.94               65,413
       Band 17                                              177,267.372               7.93            1,405,730
       Band 18                                               13,900.472               7.92              110,092
       Band 19                                              116,011.206               7.90              916,489


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING VP Index Plus LargeCap (continued)
       Band 20                                             195,114.843      $         7.97       $    1,555,065
       Band 21                                              26,558.478                7.95              211,140
       Band 26                                             263,891.043                8.14            2,148,073
       Band 27                                              71,843.238                8.08              580,493
       Band 28                                              34,505.587                8.05              277,770
       Band 29                                             327,232.293                8.05            2,634,220
       Band 30                                              75,143.991                7.99              600,400
       Band 31                                              48,436.925                7.96              385,558
       Band 32                                              27,977.659                7.91              221,303
       Band 33                                              18,966.907                7.88              149,459
       Band 34                                              19,670.564                7.85              154,414
       Band 35                                             681,557.157                8.17            5,568,322
       Band 36                                              30,716.272                8.14              250,030
       Band 37                                              10,674.312                8.11               86,569
       Band 38                                              11,395.447               10.29              117,259
       Band 39                                               5,508.972               10.29               56,687
                                                         --------------                          ---------------
                                                         4,384,760.625                           $   35,285,107
                                                         ==============                          ===============

     ING VP Index Plus MidCap
     Contracts in accumulation period:
       Band 9                                                33,018.35     $          9.87       $      325,888
       Band 13                                              13,562.445                9.83              133,319
       Band 15                                              33,652.890                9.80              329,798
       Band 26                                             195,200.909               10.02            1,955,913
       Band 27                                              95,872.102                9.95              953,927
       Band 28                                              30,496.358                9.92              302,524
       Band 29                                             189,864.711                9.91            1,881,559
       Band 30                                             139,400.342                9.84            1,371,699
       Band 31                                              82,815.651                9.81              812,422
       Band 32                                              23,962.319                9.74              233,393
       Band 33                                              17,134.370                9.70              166,203
       Band 34                                              20,100.673                9.67              194,374


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING VP Index Plus MidCap (continued)
       Band 35                                              249,734.418     $        10.06       $    2,512,328
       Band 36                                               31,981.564              10.02              320,455
       Band 37                                                1,568.324               9.98               15,652
       Band 38                                                6,849.479              10.56               72,330
       Band 39                                                2,398.983              10.56               25,333
                                                         ---------------                         ---------------
                                                          1,167,613.573                          $   11,607,117
                                                         ===============                         ===============

     ING VP Index Plus SmallCap
     Contracts in accumulation period:
       Band 9                                                38,475.087     $        10.12       $      389,368
       Band 13                                               10,056.812              10.07              101,272
       Band 15                                               16,508.284              10.04              165,743
       Band 26                                              134,891.679              10.27            1,385,338
       Band 27                                               82,500.806              10.20              841,508
       Band 28                                               16,076.910              10.16              163,341
       Band 29                                              158,949.618              10.15            1,613,339
       Band 30                                               92,121.771              10.08              928,587
       Band 31                                               74,605.223              10.05              749,782
       Band 32                                               21,879.509               9.98              218,357
       Band 33                                               18,442.495               9.94              183,318
       Band 34                                               20,899.706               9.90              206,907
       Band 35                                              121,335.596              10.31            1,250,970
       Band 36                                                3,167.027              10.27               32,525
       Band 37                                                  541.596              10.23                5,541
       Band 39                                                  591.526              10.54                6,235
                                                         ---------------                         ---------------
                                                            811,043.645                          $    8,242,131
                                                         ===============                         ===============

     ING VP International Equity
     Contracts in accumulation period:
       Band 35                                                6,882.143     $         8.23       $       56,640
                                                         ---------------                         ---------------
                                                              6,882.143                          $       56,640
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING VP Small Companu
     Contracts in accumulation period:
       Band 35                                               54,643.419     $         9.33       $      509,823
       Band 36                                                4,206.515               9.30               39,121
       Band 37                                                3,097.695               9.28               28,747
       Band 38                                                5,282.323              10.70               56,521
       Band 39                                                1,965.812              10.70               21,034
       Band 40                                                  460.540              10.70                4,928
                                                         ---------------                         ---------------
                                                             69,656.304                          $      660,174
                                                         ===============                         ===============

     ING VP Value Opportunity
     Contracts in accumulation period:
       Band 9                                                 4,007.510     $         7.16       $       28,694
       Band 13                                                1,596.110               7.13               11,380
       Band 15                                                3,065.091               7.11               21,793
       Band 26                                               44,752.397               7.27              325,350
       Band 27                                               17,265.834               7.22              124,659
       Band 28                                                7,107.926               7.20               51,177
       Band 29                                               50,391.852               7.19              362,317
       Band 30                                               30,695.307               7.14              219,164
       Band 31                                                5,412.945               7.12               38,540
       Band 32                                               20,856.990               7.07              147,459
       Band 33                                                1,526.390               7.04               10,746
       Band 34                                               16,767.905               7.01              117,543
       Band 35                                               37,518.214               7.30              273,883
       Band 36                                                  159.067               7.27                1,156
                                                         ---------------                         ---------------
                                                            241,123.538                          $    1,733,861
                                                         ===============                         ===============

     ING VP Convertible
     Contracts in accumulation period:
       Band 9                                                 7,734.491     $        10.83       $       83,765
       Band 13                                                4,750.123              10.79               51,254
       Band 15                                                5,808.591              10.75               62,442
       Band 26                                               81,936.767              10.99              900,485
       Band 27                                               32,816.944              10.92              358,361
       Band 28                                                3,743.904              10.88               40,734


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING VP Convertible (continued)
       Band 29                                               59,168.156     $        10.87       $      643,162
       Band 30                                               43,874.550              10.80              473,845
       Band 31                                                7,544.442              10.76               81,178
       Band 32                                               24,412.068              10.69              260,965
       Band 33                                               20,675.578              10.64              219,988
       Band 34                                                3,058.722              10.61               32,453
                                                         ---------------                         ---------------
                                                            295,524.696                          $    3,208,632
                                                         ===============                         ===============
     ING VP Growth and Income
     Contracts in accumulation period:
       Band 35                                              121,951.584     $        10.77       $    1,313,419
       Band 38                                                4,264.117              10.26               43,750
                                                         ---------------                         ---------------
                                                            126,215.701                          $    1,357,169
                                                         ===============                         ===============

     ING VP Growth Opportunities
     Contracts in accumulation period:
       Band 4                                                 3,376.443     $         6.20       $       20,934
       Band 5                                                24,402.517               6.19              151,052
       Band 6                                               286,551.077               6.18            1,770,886
       Band 7                                               612,566.757               6.17            3,779,537
       Band 8                                               108,386.612               6.15              666,578
       Band 9                                                39,328.948               6.15              241,873
       Band 10                                              211,886.112               6.14            1,300,981
       Band 11                                              251,505.822               6.13            1,541,731
       Band 12                                              218,657.816               6.12            1,338,186
       Band 13                                              347,452.057               6.11            2,122,932
       Band 14                                              575,288.993               6.10            3,509,263
       Band 16                                               14,377.054               6.08               87,412
       Band 17                                              118,444.665               6.07              718,959
       Band 18                                               21,800.844               6.06              132,113
       Band 19                                               85,336.298               6.05              516,285
       Band 20                                              274,361.972               6.11            1,676,352
       Band 21                                               48,469.999               6.08              294,698
       Band 25                                                3,212.799               6.25               20,080
       Band 35                                                5,351.655               6.27               33,555
                                                         ---------------                         ---------------
                                                          3,250,758.440                          $   19,923,407
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING VP International Value
     Contracts in accumulation period:
       Band 35                                               36,021.660     $         9.70       $      349,410
       Band 36                                                  351.025               9.67                3,394
       Band 38                                                  776.106              10.73                8,328
                                                         ---------------                         ---------------
                                                             37,148.791                          $      361,132
                                                         ===============                         ===============

   ING VP Large Company Value
   Contracts in accumulation period:
     Band 9                                                   8,992.532     $         8.91       $       80,123
     Band 13                                                  3,392.700               8.87               30,093
     Band 15                                                  7,516.338               8.84               66,444
     Band 26                                                 30,299.533               9.04              273,908
     Band 27                                                 24,445.871               8.98              219,524
     Band 28                                                 14,120.587               8.95              126,379
     Band 29                                                 50,984.153               8.94              455,798
     Band 30                                                 19,533.804               8.88              173,460
     Band 31                                                  9,240.336               8.85               81,777
     Band 32                                                  3,933.658               8.79               34,577
     Band 33                                                 10,206.005               8.75               89,303
     Band 34                                                  6,290.373               8.72               54,852
                                                         ---------------                         ---------------
                                                            188,955.890                          $    1,686,238
                                                         ===============                         ===============

      ING VP LargeCap Growth
      Contracts in accumulation period:
       Band 9                                                 5,005.227     $         7.27       $       36,388
       Band 13                                                  380.502               7.24                2,755
       Band 15                                               11,810.676               7.21               85,155
       Band 26                                               77,848.758               7.38              574,524
       Band 27                                               35,016.031               7.33              256,668
       Band 28                                                6,658.764               7.30               48,609
       Band 29                                               52,351.213               7.29              381,640
       Band 30                                               40,583.907               7.24              293,827


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING VP LargeCap Growth (continued)
       Band 31                                               18,946.653     $         7.22       $      136,795
       Band 32                                                5,667.865               7.17               40,639
       Band 33                                                2,317.559               7.14               16,547
       Band 34                                                2,008.009               7.12               14,297
                                                         ---------------                         ---------------
                                                            258,595.164                          $    1,887,844
                                                         ===============                         ===============

     ING VP MagnaCap
     Contracts in accumulation period:
       Band 2                                                 5,811.613     $         8.15       $       47,365
       Band 4                                                 4,160.013               8.10               33,696
       Band 5                                                15,976.529               8.09              129,250
       Band 6                                               291,116.740               8.07            2,349,312
       Band 7                                               490,703.352               8.06            3,955,069
       Band 8                                                42,805.122               8.04              344,153
       Band 9                                                39,474.495               8.03              316,980
       Band 10                                              203,558.631               8.02            1,632,540
       Band 11                                              192,176.773               8.01            1,539,336
       Band 12                                              132,420.577               8.00            1,059,365
       Band 13                                              251,979.753               7.99            2,013,318
       Band 14                                              361,923.617               7.97            2,884,531
       Band 15                                                4,535.600               7.96               36,103
       Band 16                                               21,885.449               7.94              173,770
       Band 17                                               59,770.619               7.93              473,981
       Band 18                                               12,185.579               7.92               96,510
       Band 19                                               17,081.603               7.90              134,945
       Band 20                                              163,711.732               7.98            1,306,420
       Band 21                                               31,958.529               7.95              254,070
       Band 25                                                5,401.293               8.17               44,129
       Band 26                                               27,509.795               8.16              224,480
       Band 27                                                3,804.833               8.10               30,819
       Band 28                                                4,976.938               8.07               40,164
       Band 29                                               26,644.023               8.06              214,751
       Band 30                                                7,881.218               8.00               63,050


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ING VP MagnaCap (continued)
       Band 31                                               11,335.671     $         7.97       $       90,345
       Band 32                                                1,471.448               7.92               11,654
       Band 34                                                  247.663               7.85                1,944
                                                         ---------------                         ---------------
                                                          2,432,509.208                          $   19,502,050
                                                         ===============                         ===============

     ING VP MidCap Opportunities
     Contracts in accumulation period:
       Band 35                                               28,408.570     $         8.81       $      250,280
                                                         ---------------                         ---------------
                                                             28,408.570                          $      250,280
                                                         ===============                         ===============

     ING VP SmallCap Opportunities
     Contracts in accumulation period:
       Band 2                                                 8,630.106     $         5.74       $       49,537
       Band 4                                                19,843.902               5.70              113,110
       Band 5                                               149,148.983               5.69              848,658
       Band 6                                             1,527,979.918               5.68            8,678,926
       Band 7                                             2,016,405.621               5.67           11,433,020
       Band 8                                               193,158.009               5.66            1,093,274
       Band 9                                                67,575.406               5.65              381,801
       Band 10                                              813,182.761               5.65            4,594,483
       Band 11                                              870,835.009               5.64            4,911,509
       Band 12                                              898,354.291               5.63            5,057,735
       Band 13                                            1,341,237.679               5.63            7,551,168
       Band 14                                            2,015,369.944               5.61           11,306,225
       Band 15                                                4,604.837               5.60               25,787
       Band 16                                               77,038.199               5.59              430,644
       Band 17                                              359,413.401               5.58            2,005,527
       Band 18                                               52,703.807               5.58              294,087
       Band 19                                              186,607.698               5.56            1,037,539
       Band 20                                              929,948.421               5.62            5,226,310
       Band 21                                              206,789.718               5.60            1,158,022
       Band 25                                               65,474.421               5.75              376,478
       Band 35                                               19,271.623               5.77              111,197
                                                         ---------------                         ---------------
                                                         11,823,573.754                           $  66,685,037
                                                         ===============                        ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     INVESCO VIF - Financial Services
     Contracts in accumulation period:
       Band 1                                                   532.426      $        9.13       $        4,861
       Band 2                                                 2,023.366               9.09               18,392
       Band 3                                                   645.750               9.02                5,825
       Band 4                                                 4,472.622               9.04               40,433
       Band 5                                                17,781.092               9.03              160,563
       Band 6                                               753,750.575               9.01            6,791,293
       Band 7                                             1,070,512.140               9.00            9,634,609
       Band 8                                               134,662.950               8.98            1,209,273
       Band 9                                                49,075.630               8.97              440,208
       Band 10                                              296,108.504               8.96            2,653,132
       Band 11                                              331,044.880               8.95            2,962,852
       Band 12                                              233,695.468               8.94            2,089,237
       Band 13                                              553,000.343               8.93            4,938,293
       Band 14                                              923,190.515               8.91            8,225,627
       Band 15                                                2,626.143               8.90               23,373
       Band 16                                               60,398.709               8.88              536,341
       Band 17                                               94,168.793               8.87              835,277
       Band 18                                               10,431.114               8.86               92,420
       Band 19                                               42,699.765               8.84              377,466
       Band 20                                              382,488.177               8.92            3,411,795
       Band 21                                               80,590.441               8.89              716,449
       Band 25                                                6,492.623               9.11               59,148
       Band 26                                               35,460.168               9.10              322,688
       Band 27                                               13,976.669               9.04              126,349
       Band 28                                                4,770.579               9.01               42,983
       Band 29                                               50,014.957               9.00              450,135
       Band 30                                               32,389.326               8.94              289,561
       Band 31                                               18,545.631               8.91              165,242
       Band 32                                                4,197.532               8.85               37,148
       Band 33                                                4,471.155               8.81               39,391
       Band 34                                                  722.124               8.78                6,340
                                                         ---------------                         ---------------
                                                          5,214,940.167                          $   46,706,704
                                                         ===============                        ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     INVESCO VIF - Health Sciences
     Contracts in accumulation period:
       Band 1                                                 9,644.641     $         8.80       $       84,873
       Band 2                                                 1,998.517               8.76               17,507
       Band 3                                                   516.922               8.69                4,492
       Band 4                                                12,150.611               8.71              105,832
       Band 5                                                50,329.371               8.70              437,866
       Band 6                                               942,364.871               8.68            8,179,727
       Band 7                                             1,505,388.526               8.67           13,051,719
       Band 8                                               162,106.073               8.65            1,402,218
       Band 9                                                89,068.025               8.65              770,438
       Band 10                                              361,657.420               8.64            3,124,720
       Band 11                                              601,358.427               8.63            5,189,723
       Band 12                                              415,766.447               8.62            3,583,907
       Band 13                                              718,413.392               8.61            6,185,539
       Band 14                                            1,288,826.915               8.59           11,071,023
       Band 15                                                4,414.366               8.58               37,875
       Band 16                                               53,455.023               8.56              457,575
       Band 17                                              214,738.633               8.55            1,836,015
       Band 18                                               51,105.490               8.54              436,441
       Band 19                                              102,433.117               8.52              872,730
       Band 20                                              587,929.384               8.60            5,056,193
       Band 21                                              155,317.823               8.57            1,331,074
       Band 25                                               14,378.652               8.78              126,245
       Band 26                                               53,350.555               8.77              467,884
       Band 27                                               26,696.647               8.71              232,528
       Band 28                                                9,044.757               8.68               78,508
       Band 29                                               85,129.653               8.67              738,074
       Band 30                                               574,635.760               8.62              470,960
       Band 31                                               70,505.197               8.59              605,640
       Band 32                                               21,837.705               8.53              186,276
       Band 33                                                8,229.246               8.49               69,866
       Band 34                                                4,725.225               8.46               39,975
                                                         ---------------                         ---------------
                                                          7,677,517.391                          $   66,253,443
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     INVESCO VIF - Leisure
     Contracts in accumulation period:
       Band 4                                                 5,819.196     $         9.53       $       55,457
       Band 5                                                25,987.447               9.52              247,400
       Band 6                                               284,755.522               9.51            2,708,025
       Band 7                                               394,119.249               9.50            3,744,133
       Band 8                                                71,531.704               9.49              678,836
       Band 9                                                27,752.500               9.48              263,094
       Band 10                                              145,409.689               9.47            1,377,030
       Band 11                                              100,480.083               9.47              951,546
       Band 12                                              147,916.096               9.46            1,399,286
       Band 13                                              220,600.141               9.45            2,084,671
       Band 14                                              411,183.143               9.44            3,881,569
       Band 15                                                4,129.396               9.43               38,940
       Band 16                                               15,452.862               9.42              145,566
       Band 17                                               71,112.257               9.41              669,166
       Band 18                                               71,477.613               9.41              672,604
       Band 19                                               18,309.561               9.39              171,927
       Band 20                                              262,895.761               9.45            2,484,365
       Band 21                                               39,359.039               9.43              371,156
       Band 26                                                2,103.900               9.57               20,134
       Band 27                                                5,903.955               9.53               56,265
       Band 28                                                  789.266               9.51                7,506
       Band 29                                               23,857.912               9.50              226,650
       Band 30                                               12,342.235               9.46              116,758
       Band 31                                                4,463.718               9.44               42,137
       Band 32                                                1,691.283               9.40               15,898
       Band 33                                                  902.991               9.37                8,461
       Band 34                                                1,786.338               9.35               16,702
                                                         ---------------                         ---------------
                                                          2,372,132.857                          $   22,455,282
                                                         ===============                         ===============

     INVESCO VIF - Utilities
     Contracts in accumulation period:
       Band 1                                                    32.022     $         6.92       $          222
       Band 2                                                   415.595               6.89                2,863


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     INVESCO VIF - Utilities (continued)
       Band 4                                                 3,310.954     $         6.85       $       22,680
       Band 5                                                23,366.802               6.84              159,829
       Band 6                                               302,852.759               6.83            2,068,484
       Band 7                                               401,919.238               6.82            2,741,089
       Band 8                                               121,161.711               6.81              825,111
       Band 9                                                64,986.460               6.80              441,908
       Band 10                                              151,116.697               6.79            1,026,082
       Band 11                                              317,616.089               6.78            2,153,437
       Band 12                                              194,793.899               6.77            1,318,755
       Band 13                                              304,872.847               6.77            2,063,989
       Band 14                                              472,314.362               6.75            3,188,122
       Band 15                                                3,698.211               6.74               24,926
       Band 16                                                9,224.814               6.73               62,083
       Band 17                                              106,463.312               6.72              715,433
       Band 18                                                8,771.315               6.71               58,856
       Band 19                                               28,531.769               6.70              191,163
       Band 20                                              283,822.945               6.76            1,918,643
       Band 21                                               60,661.001               6.74              408,855
       Band 26                                               26,970.885               6.90              186,099
       Band 27                                               23,527.089               6.85              161,161
       Band 28                                                2,158.293               6.83               14,741
       Band 29                                               60,424.799               6.82              412,097
       Band 30                                               17,497.643               6.77              118,459
       Band 31                                                8,404.734               6.75               56,732
       Band 32                                                  591.114               6.71                3,966
       Band 33                                                1,086.104               6.68                7,255
       Band 34                                                3,098.557               6.65               20,605
                                                         ---------------                         ---------------
                                                          3,003,692.020                          $   20,373,645
                                                         ===============                         ===============

     Janus Aspen Series Balanced
     Contracts in accumulation period:
       Band 35                                              401,903.086     $         9.80       $    3,938,650
       Band 36                                               22,424.549               9.76              218,864


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     Janus Aspen Series Balanced (continued)
       Band 37                                                8,982.593     $         9.73       $       87,401
       Band 38                                                  919.456              10.24                9,415
       Band 39                                                  623.077              10.24                6,380
                                                         ---------------                         ---------------
                                                            434,852.761                          $    4,260,710
                                                         ===============                         ===============

     Janus Aspen Series Flexible Income
     Contracts in accumulation period:
       Band 35                                              143,290.209     $        11.54       $    1,653,569
       Band 36                                                6,677.814              11.50               76,795
       Band 37                                                1,105.729              11.47               12,683
       Band 39                                                1,906.890              10.27               19,584
                                                         ---------------                         ---------------
                                                            152,980.642                          $    1,762,631
                                                         ===============                         ===============

     Janus Aspen Series Growth
     Contracts in accumulation period:
       Band 35                                               85,819.668     $         8.31       $      713,161
       Band 37                                                2,288.822               8.26               18,906
       Band 38                                                9,689.167              10.35              100,283
                                                         ---------------                         ---------------
                                                             97,797.657                          $      832,350
                                                         ===============                         ===============

     Janus Aspen Series Worldwide Growth
     Contracts in accumulation period:
       Band 9                                                 6,044.312     $         7.41       $       44,788
       Band 13                                                8,389.558               7.37               61,831
       Band 15                                               11,273.494               7.35               82,860
       Band 26                                              127,091.555               7.52              955,728
       Band 27                                               56,832.436               7.47              424,538
       Band 28                                               15,030.979               7.44              111,830
       Band 29                                              161,799.680               7.43            1,202,172
       Band 30                                               74,011.454               7.38              546,205
       Band 31                                               63,644.864               7.36              468,426
       Band 32                                                8,321.091               7.31               60,827
       Band 33                                               15,663.142               7.28              114,028
       Band 34                                                3,125.574               7.25               22,660


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     Janus Aspen Series Worldwide Growth (continued)
       Band 35                                              290,769.316     $         7.55       $    2,195,308
       Band 36                                                7,649.116               7.52               5,521
       Band 37                                                4,205.522               7.49               31,499
       Band 38                                                2,333.211              10.31               24,055
       Band 39                                                1,136.290              10.30               11,704
                                                         ---------------                         ---------------
                                                            857,321.594                          $    6,415,980
                                                         ===============                         ===============

     Colonial Small Cap Value
     Contracts in accumulation period:
       Band 4                                                 4,944.145     $        11.99       $       59,280
       Band 5                                                 5,854.178              11.98               70,133
       Band 6                                               117,678.015              11.98            1,409,783
       Band 7                                               135,331.608              11.98            1,621,273
       Band 8                                                51,201.537              11.97              612,882
       Band 9                                                 4,315.122              11.97               51,652
       Band 10                                               53,956.426              11.97              645,858
       Band 11                                               73,669.089              11.96              881,082
       Band 12                                               62,507.886              11.96              747,594
       Band 13                                               67,951.742              11.96              812,703
       Band 14                                              155,655.499              11.95            1,860,083
       Band 16                                                6,249.507              11.95               74,682
       Band 17                                               54,486.367              11.94              650,567
       Band 18                                                2,863.967              11.94               34,196
       Band 19                                                7,947.186              11.94               94,889
       Band 20                                               71,398.341              11.96              853,924
       Band 21                                               27,785.071              11.95              332,032
                                                         ---------------                         ---------------
                                                            903,795.686                          $   10,812,613
                                                         ===============                         ===============

     Liberty Asset Allocation
     Contracts in accumulation period:
       Band 6                                                10,814.425     $        11.12       $      120,256
       Band 7                                                24,518.117              11.11              272,396


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     Liberty Asset Allocation (continued)
       Band 8                                                 3,320.146     $        11.11       $       36,887
       Band 9                                                 6,248.380              11.11               69,420
       Band 11                                                2,444.038              11.10               27,129
       Band 13                                                3,077.084              11.10               34,156
                                                         ---------------                         ---------------
                                                             50,422.190                          $      560,244
                                                         ===============                         ===============

     Liberty Equity
     Contracts in accumulation period:
       Band 6                                                11,643.369     $         7.35       $       85,579
       Band 7                                                44,153.897               7.34              324,090
       Band 8                                                 8,748.408               7.31               63,951
       Band 9                                                 3,451.831               7.29               25,164
       Band 11                                                4,229.557               7.26               30,707
       Band 13                                                6,483.340               7.24               46,939
       Band 14                                                2,635.756               7.21               19,004
                                                         ---------------                         ---------------
                                                             81,346.158                          $      595,434
                                                         ===============                         ===============

     Liberty Federal Securities
     Contracts in accumulation period:
       Band 6                                                 4,048.806     $        10.12       $       40,974
       Band 7                                                 3,091.373              10.12               31,285
       Band 9                                                 1,206.535              10.11               12,198
       Band 11                                                  302.468              10.11                3,058
                                                         ---------------                         ---------------
                                                              8,649.182                          $       87,515
                                                         ===============                         ===============

     Liberty Small Company Growth
     Contracts in accumulation period:
       Band 6                                                 1,432.100     $        12.95       $       18,546
       Band 7                                                 1,019.053              12.94               13,187
       Band 8                                                 1,232.256              12.94               15,945
       Band 9                                                   413.177              12.94                5,347
       Band 13                                                  944.299              12.92               12,200
                                                         ---------------                         ---------------
                                                              5,040.885                          $       65,225
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     Oppenheimer Global Securities
     Contracts in accumulation period:
       Band 35                                              140,767.486     $         9.32       $    1,311,953
       Band 36                                               26,378.362               9.29              245,055
       Band 37                                                7,513.168               9.26               69,572
       Band 38                                                8,998.179              10.76               96,820
       Band 39                                                4,307.417              10.76               46,348
       Band 40                                                  459.648              10.76                4,946
                                                         ---------------                         ---------------
                                                            180,424.260                          $    1,774,694
                                                         ===============                         ===============

     Oppenheimer Strategic Bond
     Contracts in accumulation period:
       Band 35                                               16,337.789     $        11.94       $      195,073
       Band 36                                                  694.854              11.90                8,269
       Band 38                                                1,829.126              10.52               19,242
       Band 40                                                  954.929              10.51               10,036
                                                         ---------------                         ---------------
                                                             19,816.698                          $      232,620
                                                         ===============                         ===============

     PIMCO High Yield
     Contracts in accumulation period:
       Band 1                                                 2,423.621     $        11.74       $       28,453
       Band 2                                               110,637.828              11.61            1,284,505
       Band 4                                               397,522.184              11.45            4,551,629
       Band 5                                               426,990.909              11.42            4,876,236
       Band 6                                             8,132,492.462              11.36           92,385,114
       Band 7                                             6,233,739.938              11.33           70,628,273
       Band 8                                             3,584,426.054              11.27           40,396,482
       Band 9                                               750,468.772              11.23            8,427,764
       Band 10                                            2,738,980.544              11.20           30,676,582
       Band 11                                            6,772,734.041              11.17           75,651,439
       Band 12                                            2,062,053.764              11.14           22,971,279
       Band 13                                            5,699,177.829              11.11           63,317,866
       Band 14                                            5,666,718.727              11.05           62,617,242


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     PIMCO High Yield (continued)
       Band 15                                               34,766.915     $        11.02       $      383,131
       Band 16                                              340,546.339              10.96            3,732,388
       Band 17                                            1,061,076.201              10.93           11,597,563
       Band 18                                              158,558.726              10.90            1,728,290
       Band 19                                              374,173.354              10.84            4,056,039
       Band 20                                            1,742,557.813              11.08           19,307,541
       Band 21                                              481,138.013              10.99            5,287,707
       Band 24                                                3,970.461              11.93               47,368
       Band 25                                              133,774.939              11.68            1,562,491
       Band 26                                              247,536.162              11.64            2,881,321
       Band 27                                               63,736.061              11.45              729,778
       Band 28                                               60,987.159              11.36              692,814
       Band 29                                              266,400.293              11.33            3,018,315
       Band 30                                              150,426.690              11.14            1,675,753
       Band 31                                               67,524.921              11.05              746,150
       Band 32                                               62,252.416              10.87              676,684
       Band 33                                               58,597.207              10.76              630,506
       Band 34                                               25,874.552              10.67              276,081
                                                         ---------------                         ---------------
                                                         47,912,264.895                          $  536,842,784
                                                         ===============                         ===============

     PIMCO StocksPLUS Growth and Income
     Contracts in accumulation period:
       Band 1                                                   396.396     $         9.58       $        3,797
       Band 2                                                57,929.129               9.47              548,589
       Band 3                                                 1,738.807               9.29               16,154
       Band 4                                               132,551.288               9.34            1,238,029
       Band 5                                               134,133.532               9.32            1,250,125
       Band 6                                             3,856,031.365               9.27           35,745,411
       Band 7                                             1,885,681.503               9.24           17,423,697
       Band 8                                             2,755,180.408               9.19           25,320,108
       Band 9                                               394,653.759               9.16            3,615,028
       Band 10                                              698,980.908               9.14            6,388,685
       Band 11                                            4,413,331.733               9.11           40,205,452


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     PIMCO StocksPLUS Growth and Income
      Band 12                                               818,931.359     $         9.09       $    7,444,086
      Band 13                                             1,576,132.284               9.06           14,279,758
      Band 14                                             1,796,238.839               9.01           16,184,112
      Band 16                                                14,893.488               8.94              133,148
      Band 17                                               268,044.348               8.92            2,390,956
      Band 18                                                45,047.619               8.89              400,473
      Band 19                                               124,514.358               8.84            1,100,707
      Band 20                                               281,259.336               9.04            2,542,584
      Band 21                                               150,385.466               8.97            1,348,958
      Band 25                                                20,084.645               9.52              191,206
                                                         ---------------                         ---------------
                                                         19,426,140.570                          $  177,771,063
                                                         ===============                         ===============

     Pioneer Equity-Income VCT
     Contracts in accumulation period:
       Band 35                                               54,908.583     $         9.01       $      494,726
       Band 36                                               27,477.565               8.98              246,749
       Band 37                                                3,658.063               8.96               32,776
       Band 38                                                2,083.240              10.18               21,207
       Band 39                                                5,598.708              10.18               56,995
       Band 40                                                  735.038              10.18                7,483
                                                         ---------------                         ---------------
                                                             94,461.197                          $      859,936
                                                         ===============                         ===============

     Pioneer Fund VCT
     Contracts in accumulation period:
       Band 1                                                 1,283.658     $         8.24       $       10,577
       Band 2                                                   617.925               8.20                5,067
       Band 4                                                 4,284.520               8.16               34,962
       Band 5                                                77,678.873               8.15              633,083
       Band 6                                               796,860.449               8.13            6,478,475
       Band 7                                               674,935.126               8.12            5,480,473
       Band 8                                               222,233.175               8.10            1,800,089
       Band 9                                                69,056.792               8.09              558,669
       Band 10                                              452,156.484               8.08            3,653,424


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     Pioneer Fund VCT (continued)
       Band 11                                              458,947.532     $         8.07       $    3,703,707
       Band 12                                              286,634.793               8.06            2,310,276
       Band 13                                              540,741.301               8.06            4,358,375
       Band 14                                            1,028,578.666               8.04            8,269,772
       Band 15                                               23,777.976               8.03              190,937
       Band 16                                                6,973.450               8.01               55,857
       Band 17                                              261,033.624               8.00            2,088,269
       Band 18                                               22,331.839               7.99              178,431
       Band 19                                               32,326.763               7.97              257,644
       Band 20                                              396,956.260               8.05            3,195,498
       Band 21                                               97,373.428               8.02              780,935
       Band 25                                                3,257.749               8.22               26,779
       Band 26                                               83,110.186               8.21              682,335
       Band 27                                               26,116.491               8.16              213,111
       Band 28                                               13,849.126               8.13              112,593
       Band 29                                               91,096.933               8.12              739,707
       Band 30                                               53,062.606               8.06              427,685
       Band 31                                               33,268.305               8.04              267,477
       Band 32                                               14,700.177               7.98              117,307
       Band 33                                                2,491.778               7.95               19,810
       Band 34                                                4,970.135               7.92               39,363
       Band 35                                               23,311.340               8.25              192,319
                                                         ---------------                         ---------------
                                                          5,804,017.460                          $   46,883.006
                                                         ===============                         ===============

     Pioneer Mid-Cap Value VCT
     Contracts in accumulation period:
       Band 1                                                   265.422     $        11.19       $        2,970
       Band 2                                                21,348.434              11.14              237,822
       Band 4                                                34,869.306              11.09              386,701
       Band 5                                               114,330.145              11.08            1,266,778
       Band 6                                             1,628,717.000              11.06           18,013,610
       Band 7                                             1,681,956.165              11.05           18,585,616
       Band 8                                               547,668.705              11.03            6,040,786


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     Pioneer Mid-Cap Value VCT (continued)
       Band 9                                               131,130.478     $        11.01       $    1,443,747
       Band 10                                              881,936.767              11.00            9,701,304
       Band 11                                            1,072,929.535              10.99           11,791,496
       Band 12                                              543,935.889              10.98            5,972,416
       Band 13                                            1,090,208.664              10.97           11,959,589
       Band 14                                            1,686,415.917              10.95           18,466,254
       Band 15                                                1,363.989              10.94               14,922
       Band 16                                               44,953.742              10.92              490,895
       Band 17                                              422,188.745              10.91            4,606,079
       Band 18                                               63,006.192              10.90              686,767
       Band 19                                              144,342.582              10.88            1,570,447
       Band 20                                              843,095.029              10.96            9,240,322
       Band 21                                              186,320.302              10.93            2,036,481
       Band 25                                               15,131.392              11.16              168,866
       Band 35                                               27,713.102              11.20              310,387
       Band 36                                                1,728.835              11.15               19,277
       Band 37                                                  548.281              11.12                6,097
       Band 38                                                1,378.255              10.43               14,375
                                                         ---------------                         ---------------
                                                         11,187,482.873                          $  123,034,004
                                                         ===============                         ===============

     Pioneer Small Company VCT
     Contracts in accumulation period:
       Band 9                                                16,499.775     $         8.75       $      143,507
       Band 13                                                4,514.149               8.71               39,318
       Band 15                                               22,230.421               8.68              192,960
       Band 26                                              109,774.589               8.88              974,798
       Band 27                                               40,524.175               8.82              357,423
       Band 28                                                9,600.595               8.79               84,389
       Band 29                                              146,522.028               8.78            1,286,463
       Band 30                                               58,390.372               8.72              509,164
       Band 31                                               88,553.422               8.69              769,529
       Band 32                                               20,202.326               8.63              174,346
       Band 33                                                9,533.057               8.59               81,889
       Band 34                                               22,123.366               8.57              189,597
                                                         ---------------                         ---------------
                                                            548,369.275                          $    4,803,383
                                                         ===============                         ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ProFund VP Bull
     Contracts in accumulation period:
       Band 2                                                 2,237.603     $         7.50       $       16,782
       Band 4                                                19,107.500               7.46              142,542
       Band 5                                                21,256.380               7.45              158,360
       Band 6                                             1,256,666.897               7.43            9,337,035
       Band 7                                             1,088,697.015               7.42            8,078,132
       Band 8                                               336,663.995               7.40            2,491,314
       Band 9                                                72,550.838               7.39              536,151
       Band 10                                              145,576.927               7.38            1,074,358
       Band 11                                              441,987.906               7.37            3,257,451
       Band 12                                              444,668.946               7.37            3,277,210
       Band 13                                              761,284.934               7.36            5,603,057
       Band 14                                            1,013,207.387               7.34            7,436,942
       Band 15                                                  304.024               7.33                2,228
       Band 16                                               52,746.696               7.31              385,578
       Band 17                                               66,719.415               7.30              487,052
       Band 18                                               68,908.248               7.29              502,341
       Band 19                                               54,195.905               7.28              394,546
       Band 20                                              454,480.327               7.35            3,340,430
       Band 21                                               81,410.458               7.32              595,925
       Band 25                                               12,152.366               7.52               91,386
       Band 26                                                1,317.555               7.51                9,895
       Band 29                                                6,989.928               7.42               51,865
       Band 30                                                4,733.596               7.36               34,839
       Band 31                                                1,312.828               7.34                9,636
       Band 32                                                  252.220               7.29                1,839
                                                         ---------------                         ---------------
                                                          6,409,429.894                          $   47,316,894
                                                         ===============                         ===============

     ProFund VP Europe 30
     Contracts in accumulation period:
       Band 2                                                 1,421.982     $         6.97       $        9,911
       Band 3                                                 2,081.203               6.91               14,381
       Band 4                                                 2,995.147               6.93               20,756
       Band 5                                                36,642.573               6.92              253,567


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ProFund VP Europe 30 (continued)
       Band 6                                               236,594.779     $         6.90       $    1,632,504
       Band 7                                               463,243.548               6.89            3,191,748
       Band 8                                                48,086.222               6.88              330,833
       Band 9                                                24,823.364               6.87              170,537
       Band 10                                               74,747.353               6.86              512,767
       Band 11                                              185,294.717               6.85            1,269,269
       Band 12                                              129,523.690               6.84              885,942
       Band 13                                              189,021.105               6.83            1,291,014
       Band 14                                              217,536.245               6.82            1,483,597
       Band 16                                              134,198.331               6.79              911,207
       Band 17                                               40,757.519               6.78              276,336
       Band 18                                                1,278.815               6.78                8,670
       Band 19                                               35,939.147               6.76              242,949
       Band 20                                              154,459.956               6.83            1,054,961
       Band 21                                               19,925.124               6.80              135,491
       Band 25                                                  203.928               6.99                1,425
       Band 27                                                  325.284               6.93                2,254
       Band 29                                                9,501.921               6.89               65,468
       Band 30                                                1,094.476               6.84                7,486
       Band 32                                                  119.081               6.77                  806
                                                         ---------------                         ---------------
                                                          2,009,815.510                          $   13,773,879
                                                         ===============                         ===============

     ProFund VP Rising Rates Opportunity
     Contracts in accumulation period:
       Band 6                                                30,856.718     $         9.27       $      286,042
       Band 7                                                30,110.722               9.27              279,126
       Band 8                                                90,948.588               9.26              842,184
       Band 9                                                 2,193.983               9.26               20,316
       Band 10                                                1,439.991               9.26               13,334
       Band 11                                              312,575.897               9.26            2,894,453
       Band 12                                               11,806.616               9.26              109,329
       Band 13                                               10,410.068               9.26               96,397
       Band 14                                              553,565.958               9.26            5,126,021
       Band 17                                                5,533.064               9.26               51,236


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ProFund VP Rising Rates Opportunity (continued)
       Band 20                                              346,134.469     $         9.26       $    3,205,205
       Band 21                                                1,507.758               9.26               13,962
       Band 26                                                1,021.626               9.27                9,470
       Band 27                                                6,608.458               9.27               61,260
       Band 29                                                  490.513               9.27                4,547
       Band 30                                                  435.333               9.26                4,031
                                                         ---------------                         ---------------
                                                          1,405,639.762                          $   13,016,913
                                                         ===============                         ===============

     ProFund VP Small Cap
     Contracts in accumulation period:
       Band 2                                               15,361.278      $         9.02       $      138,559
       Band 4                                               19,507.205                8.96              174,785
       Band 5                                               84,716.666                8.95              758,214
       Band 6                                            2,367,571.366                8.93           21,142,412
       Band 7                                            1,951,183.809                8.92           17,404,560
       Band 8                                              272,093.533                8.90            2,421,632
       Band 9                                              139,634.212                8.89            1,241,348
       Band 10                                             475,619.284                8.88            4,223,499
       Band 11                                             928,752.082                8.86            8,228,743
       Band 12                                             352,833.183                8.85            3,122,574
       Band 13                                             892,477.922                8.84            7,889,505
       Band 14                                           1,241,576.158                8.82           10,950,702
       Band 15                                               1,675.538                8.81               14,761
       Band 16                                             134,739.759                8.79            1,184,362
       Band 17                                             204,238.148                8.78            1,793,211
       Band 18                                              36,741.294                8.77              322,221
       Band 19                                             110,175.517                8.75              964,036
       Band 20                                             475,812.087                8.83            4,201,421
       Band 21                                              56,615.373                8.80              498,215
       Band 25                                               6,912.805                9.04               62,492
       Band 26                                               3,422.595                9.03               30,906
       Band 29                                              15,892.574                8.92              141,762
       Band 30                                              13,058.134                8.85              115,564


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     ProFund VP Small Cap (continued)
       Band 31                                                8,968.501     $         8.82       $       79,102
       Band 32                                                4,685.933               8.76               41,049
       Band 33                                                4,790.208               8.71               41,723
       Band 34                                                1,016.195               8.68                8,821
                                                         ---------------                         ---------------
                                                          9,820,071.359                          $   87,196,179
                                                         ===============                         ===============

     Prudential Jennison
     Contracts in accumulation period:
       Band 2                                                14,166.982     $         5.01       $       70,977
       Band 4                                                18,345.586               4.97               91,178
       Band 5                                               226,725.096               4.96            1,124,556
       Band 6                                             1,072,952.063               4.94            5,300,383
       Band 7                                             1,611,171.438               4.94            7,959,187
       Band 8                                               339,945.901               4.92            1,672,534
       Band 9                                               226,057.933               4.91            1,109,944
       Band 10                                              645,056.407               4.90            3,160,776
       Band 11                                              956,670.227               4.89            4,678,117
       Band 12                                              697,759.749               4.88            3,405,068
       Band 13                                              926,297.144               4.88            4,520,330
       Band 14                                            2,339,997.126               4.86           11,372,386
       Band 15                                                3,604.131               4.85               17,480
       Band 16                                               21,380.840               4.83              103,269
       Band 17                                              405,817.036               4.83            1,960,096
       Band 18                                              164,236.834               4.82              791,622
       Band 19                                              149,125.978               4.80              715,805
       Band 20                                              482,461.364               4.87            2,349,587
       Band 21                                              126,685.286               4.84              613,157
       Band 25                                               37,988.283               5.03              191,081
       Band 26                                               38,301.664               5.02              192,274
       Band 27                                               16,956.897               4.97               84,276
       Band 28                                                2,872.561               4.94               14,190
       Band 29                                               54,285.456               4.94              268,170
       Band 30                                               38,124.743               4.88              186,049
       Band 31                                                4,918.605               4.86               23,904


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

      Prudential Jennison (continued)
       Band 32                                                8,240.101     $         4.81       $      39,635
       Band 33                                                2,963.522               4.78              14,166
       Band 34                                                2,370.808               4.75              11,261
                                                         ---------------                        ---------------
                                                         10,635,479.761                         $   52,041,458
                                                         ===============                        ===============

     SP Jennison International Growth
     Contracts in accumulation period:
       Band 2                                                 1,624.696     $         5.04      $        8,188
       Band 4                                                18,000.086               5.00              90,000
       Band 5                                               137,420.685               4.99             685,729
       Band 6                                             1,224,200.448               4.98           6,096,518
       Band 7                                             1,327,427.702               4.97           6,597,316
       Band 8                                               145,887.173               4.95             722,142
       Band 9                                                85,029.257               4.95             420,895
       Band 10                                              547,165.286               4.94           2,702,997
       Band 11                                              666,122.820               4.93           3,283,986
       Band 12                                              544,406.729               4.92           2,678,481
       Band 13                                            1,072,010.101               4.92           5,274,290
       Band 14                                            1,418,736.024               4.90           6,951,807
       Band 15                                                7,719.311               4.89              37,747
       Band 16                                               53,287.773               4.88             260,044
       Band 17                                              430,691.353               4.87           2,097,467
       Band 18                                               39,878.209               4.86             193,808
       Band 19                                               91,090.447               4.85             441,789
       Band 20                                              429,645.231               4.91           2,109,558
       Band 21                                              185,619.799               4.89             907,681
       Band 25                                               60,059.676               5.05             303,301
       Band 26                                               32,081.117               5.04             161,689
       Band 27                                               16,004.917               5.00              80,025
       Band 28                                                2,271.361               4.98              11,311
       Band 29                                               47,133.900               4.97             234,255
       Band 30                                               30,368.289               4.92             149,412
       Band 31                                               20,535.120               4.90             100,622


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     SP Jennison International Growth
       Band 32                                                1,615.080     $         4.86       $        7,849
       Band 33                                                3,455.304               4.83               16,689
       Band 34                                                8,417.281               4.81               40,487
                                                         ---------------                         ---------------
                                                          8,647,905.175                          $   42,666,083
                                                         ===============                         ===============

     Putnam VT Discovery Growth
     Contracts in accumulation period:
       Band 9                                                 7,420.223     $         7.30       $       54,168
       Band 13                                                2,620.547               7.27               19,051
       Band 15                                               17,083.479               7.25              123,855
       Band 26                                               61,997.758               7.41              459,403
       Band 27                                               33,201.127               7.36              244,360
       Band 28                                                8,062.109               7.34               59,176
       Band 29                                              130,293.597               7.33              955,052
       Band 30                                               47,686.290               7.28              347,156
       Band 31                                               21,769.088               7.26              158,044
       Band 32                                               13,819.458               7.21               99,638
       Band 33                                               35,342.271               7.18              253,758
       Band 34                                                4,410.943               7.15               31,538
                                                         ---------------                         ---------------
                                                            383,706.890                          $    2,805,199
                                                         ===============                         ===============

     Putnam VT Growth and Income
     Contracts in accumulation period:
       Band 9                                                 7,334.916     $         8.21       $       60,220
       Band 13                                                6,442.819               8.17               52,638
       Band 15                                                3,582.148               8.14               29,159
       Band 26                                               92,431.050               8.50              785,664
       Band 27                                               10,808.713               8.44               91,226
       Band 28                                                1,020.950               8.41                8,586
       Band 29                                              112,313.453               8.40              943,433
       Band 30                                               53,590.675               8.35              447,482


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     Putnam VT Growth and Income (continued)
       Band 31                                               22,582.043     $         8.32       $      187,883
       Band 32                                               12,511.830               8.10              101,346
       Band 33                                                5,690.621               8.06               45,866
       Band 34                                                2,752.740               8.03               22,105
                                                         ---------------                         ---------------
                                                            331,061.958                          $    2,775,608
                                                         ===============                         ===============

     Putnam VT International Growth and Income
     Contracts in accumulation period:
       Band 9                                                 8,951.570     $         9.30       $       83,250
       Band 13                                                2,377.166               9.26               22,013
       Band 15                                               17,829.063               9.23              164,562
       Band 26                                               95,630.350               9.44              902,751
       Band 27                                               23,264.749               9.37              217,991
       Band 28                                                9,606.056               9.34               89,721
       Band 29                                              110,681.368               9.33            1,032,657
       Band 30                                               26,660.083               9.27              247,139
       Band 31                                               38,563.760               9.24              356,329
       Band 32                                                7,063.957               9.18               64,847
       Band 33                                                3,075.694               9.14               28,112
       Band 34                                               21,716.322               9.11              197,836
                                                         ---------------                         ---------------
                                                            365,420.138                          $    3,407,208
                                                         ===============                         ===============

     Smith Barney High Income
     Contracts in accumulation period:
       Band 22                                                3,135.294     $        13.63       $       42,734
       Band 23                                               19,230.899              13.46             258,848
                                                         ---------------                         --------------
                                                             22,366.193                          $     301,582
                                                         ===============                         ==============

     Smith Barney International All Cap Growth
     Contracts in accumulation period:
       Band 22                                                1,478.766     $        10.09       $      14,921
       Band 23                                               18,681.368               9.96             186,066
                                                         ---------------                        --------------
                                                            20,160.1134                          $     200,987
                                                         ===============                        ===============


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



     Division/Contract                                        Units           Unit Value         Extended Value
     -----------------------------------------------     ---------------    ---------------      ---------------

     Smith Barney Large Cap Value
     Contracts in accumulation period:
       Band 22                                                2,195.864     $        15.83       $       34,761
       Band 23                                               21,341.402              15.63              333,566
                                                         ---------------                         ---------------
                                                             23,537.266                          $      368,327
                                                         ===============                         ===============

     Smith Barney Money Market
     Contracts in accumulation period:
       Band 23                                                6,764.424     $        12.46       $       84,285
                                                         ---------------                         ---------------
                                                              6,764.424                                  84,285
                                                         ===============                         ===============

     UBS Tactical Allocation
     Contracts in accumulation period:
       Band 9                                                10,183.990     $         8.01       $       81,574
       Band 13                                               10,600.710               7.98               84,594
       Band 15                                                9,221.153               7.95               73,308
       Band 26                                              119,820.726               8.13              974,143
       Band 27                                               35,190.184               8.07              283,985
       Band 28                                               17,923.326               8.05              144,283
       Band 29                                              111,400.295               8.04              895,658
       Band 30                                               44,765.975               7.98              357,232
       Band 31                                               27,051.718               7.96              215,332
       Band 32                                                7,455.241               7.91               58,971
       Band 33                                               10,395.464               7.87               81,812
       Band 34                                                  316.237               7.84                2,479
                                                         ---------------                        ----------------
                                                            404,325.019                          $    3,253,371
                                                         ===============                        ================


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



      Bands                                                Products
-------------------  --------------------------------------------------------------------------------------

Band 1               DVA 80
Band 2               DVA
Band 3               DVA Series 100
Band 4               DVA Plus - Standard (pre February 2000)
Band 5               DVA Plus - Standard (post January 2000 & post 2000)
Band 6               DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000 and
                     post January 2000), Access - Standard (pre February 2000),  Premium Plus - Standard
                     (pre February 2000), ES II (pre 2001), ES II - Standard (post 2000), Generations -
                     Standard, Opportunities - Standard
Band 7               DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post 2000),
                     Access - Standard (post January 2000 and post 2000), Premium Plus - Standard (post
                     January 2000 and post 2000), ES II - Deferred Ratchet (post 2000), Generations -
                     Deferred Ratchet
Band 8               DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post  2000),
                     DVA Plus - Max 5.5 (post January 2000), Access - Annual Ratchet (pre February 2000)
                     and 5.5% Solution (pre Feburary 2000), Premium Plus - Annual Ratchet (pre February
                     2000) and 5.5% Solution (pre February 2000), ES II - 5.5% Solution (post 2000),
                     Opportunities - 5.5% Solution
Band 9               DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000), Access
                     - 5.5% Solution (post January 2000 and post 2000), Premium Plus - Annual Ratchet
                     (post January 2000), Premium Plus - 5.5% Solution (post January 2000 and post 2000)
Band 10              DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual Ratchet
                     (post 2000), Generations - Annual Ratchet, Landmark - Standard, Opportunities -
                     Annual Ratchet
Band 11              Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
                     Access - Max 5.5 (post January 2000), DVA Plus - Annual Ratchet (post 2000), ES II -
                     Max 5.5 (post 2000), Premium Plus - 7% Solution (pre February 2000), Premium Plus -
                     Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post January 2000),
                     Opportunities - Max 5.5
Band 12              Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post 2000),
                     Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000), Generations -
                     7% Solution, Opportunities - 7% Solution
Band 13              Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
                     April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000), Landmark
                     - 5.5% Solution
Band 14              Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post January
                     2000 and post 2000), Landmark - Annual Ratchet
Band 15              Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%
Band 16              Access - Annual Ratchet (post April 2001)
Band 17              Access - Max 5.5 (post April 2001), Landmark - Max 7
Band 18              Access - 7% Solution (post April 2001)
Band 19              Access  - Max 7 (post April 2001)
Band 20              ES II - Max 7 (post 2000), Generations - Max 7, Opportunities - Max 7

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SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



      Bands                                                Products
-------------------  --------------------------------------------------------------------------------------

Band 21              Landmark - 7% Solution
Band 22              Granite PrimElite - Standard
Band 23              Granite PrimElite - Annual Ratchet
Band 24              Access One
Band 25              Value
Band 26              VA Option I
Band 27              VA Option II
Band 28              VA Option III
Band 29              VA Bonus Option I
Band 30              VA Bonus Option II
Band 31              VA Bonus Option III
Band 32              SmartDesign Advantage Option I
Band 33              SmartDesign Advantage Option II
Band 34              SmartDesign Advantage Option III
Band 35              Rollover Choice Option I, Focus VA Option I
Band 36              Rollover Choice Option II, Focus VA Option II
Band 37              Rollover Choice Option III
Band 38              Signature Option I
Band 39              Signature Option II
Band 40              Signature Option III


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SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------

8.   Financial Highlights

     A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the nine months ended September 30, 2003 and the years ended December 31, 2002 and 2001, along with unit values and units outstanding for the year ended December 31, 2000, follows:



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

AIM V.I. Capital Appreciation
  2003                                         7    $8.46 to $8.51   $      58       -   %     0.75% to 1.10%           15.00%
  2002                                         4        $7.40               27      ***             0.75%                ***
  2001                                       ***         ***               ***      ***              ***                 ***
  2000                                       ***         ***               ***      ***              ***                 ***

AIM V.I. Core Equity
  2003                                        16    $9.21 to $10.25        155       -         0.75% to 1.00%           11.50%
  2002                                         5        $8.26               41      ***             0.75%                ***
  2001                                       ***         ***               ***      ***              ***                 ***
  2000                                       ***         ***               ***      ***              ***                 ***

AIM V.I. Dent Demographic Trends
  2003                                     4,532   $8.77 to $9.07       40,452       -        0.90% to 2.55%      21.13% to 22.76%
  2002                                     1,550   $7.24 to $7.38       11,335       -        0.95% to 2.55%     -34.00% to -32.91%
  2001                                       323   $10.97 to $11.00      3,550      **         0.95% to 2.25%             **
  2000                                       ***         ***               ***      **               **                   **

AIM V.I. Growth
  2003                                       215    $8.01 to $8.26       1,759       -         0.95% to 2.55%      15.75% to 17.00%
  2002                                       121    $6.92 to $7.06         848       -         0.95% to 2.55%     -32.94% to -31.79%
  2001                                        43   $10.32 to $10.35        443     1.09        0.95% to 1.90%             **
  2000                                        **          **                **      **               **                   **


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SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

AIM V.I. Premier Equity
  2003                                        16    $7.66 to $10.28  $     131       -   %     0.75% to 1.20%      12.32% to 12.43%
  2002                                        12    $6.82 to $6.84          80      ***        0.75% to 0.95%            ***
  2001                                       ***         ***               ***      ***              ***                 ***
  2000                                       ***         ***               ***      ***              ***                 ***

AllianceBernstein Growth and Income
  2003                                       927    $8.40 to $8.70       7,970     0.79        0.95% to 2.55%      16.18% to 17.57%
  2002                                       644    $7.23 to $7.40       4,730     3.91        0.95% to 2.55%     -24.45% to -23.00%
  2001                                       172    $9.57 to $9.61       1,653      **         0.95% to 1.90%             **
  2000                                        **          **                **      **               **                   **

Alliance Bernstein Premier Growth
  2003                                       443    $7.16 to $7.42       3,241       -         0.95% to 2.55%      11.66% to 13.11%
  2002                                       322    $6.41 to $6.56       2,094       -         0.95% to 2.55%     -32.66% to -31.52%
  2001                                       114    $9.52 to $9.58       1,091      **         0.95% to 2.40%             **
  2000                                        **          **                **      **               **                   **

AllianceBernstein Value
  2003                                       540    $9.42 to $9.76       5,196     0.81        0.95% to 2.55%      11.35% to 12.70%
  2002                                       315    $8.46 to $8.66       2,709     0.80        0.95% to 2.55%     -15.23% to -13.83%
  2001                                        59    $9.98 to $10.05        595      **         0.95% to 2.40%             **
  2000                                        **          **                **      **               **                   **

Fidelity(R) VIP Contrafund(R)
  2003                                     1,349    $9.60 to $10.45     13,308     0.19        0.75% to 2.55%      12.94% to 14.43%
  2002                                       513    $8.50 to $8.73       4,438     0.37        0.75% to 2.55%     -12.19% to -10.28%
  2001                                       122    $9.68 to $9.73       1,183      **         0.95% to 1.90%             **
  2000                                        **          **                **      **               **                   **


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SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

Fidelity(R) Equity-Income
  2003                                     9,966    $8.59 to $10.28  $  87,360     0.72  %     0.75% to 2.55%      11.56% to 13.02%
  2002                                     3,054    $7.70 to $7.91      23,851     1.09        0.75% to 2.55%     -18.95% to -17.69%
  2001                                       203    $9.55 to $9.61       1,949      **         0.95% to 2.20%             **
  2000                                        **          **                **      **               **                   **

Fidelity(R) VIP Growth
  2003                                    16,477    $7.33 to $10.51    123,230     0.05        0.75% to 2.55%      17.09% to 18.66%
  2002                                     3,655    $6.26 to $6.43      23,212     0.02        0.90% to 2.55%     -32.32% to 30.79%
  2001                                        75    $9.25 to $9.29         693      **         0.95% to 1.90%             **
  2000                                        **          **                **      **               **                   **

Fidelity(R) VIP Overseas
  2003                                         3    $9.65 to $10.87         32       -         0.75% to 1.00%            22.31%
  2002                                         1        $7.89                9     ***              0.75%                ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

Franklin SmallCap Value Securities
  2003                                        20   $10.00 to $10.04        200       -         0.75% to 0.95%      11.48% to 11.68%
  2002                                         2    $8.97 to $8.99          17     ***         0.75% to 0.95%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

Greenwich Appreciation
  2003                                        39   $15.46 to $15.64        605       -         1.25% to 1.40%      11.38% to 11.55%
  2002                                        42   $13.88 to $14.02        589     1.50        1.25% to 1.40%     -18.69% to -18.58%
  2001                                        42   $17.07 to $17.22        723     1.15        1.25% to 1.40%      -5.32% to -5.18%
  2000                                        46   $18.03 to $18.16        831      *                 *                    *


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SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

Galaxy VIP Asset Allocation
  2003                                         -           -         $       -     1.27  %            -                    -
  2002                                        78    $8.05 to $8.15         631     2.08        1.40% to 1.80%     -17.44% to -17.17%
  2001                                       128    $9.75 to $9.84       1,260     2.29        1.40% to 1.80%      -9.13% to -8.72%
  2000                                       129   $10.73 to $10.78      1,387      *                 *                    *

Galaxy VIP Growth and Income
  2003                                         -           -                 -      -                 -                    -
  2002                                        16    $7.44 to $7.56         122     0.09        1.40% to 1.90%     -27.84% to -27.31%
  2001                                        19   $10.31 to $10.40        201     0.15        1.40% to 1.80%      -5.67% to -5.28%
  2000                                        26   $10.93 to $10.98        284      *                 *                    *

Galaxy VIP High Quality Bond
  2003                                         -           -                 -     3.08               -                    -
  2002                                        10   $12.57 to $12.74        130     4.71        1.40% to 1.80%       8.36% to 8.89%
  2001                                        13   $11.60 to $11.70        152     5.35        1.40% to 1.80%       5.88% to 5.89%
  2000                                         7   $11.04 to $11.05         78      *                 *                    *

Galaxy VIP Small Company Growth
  2003                                         -           -                 -      -                 -                    -
  2002                                         7    $8.55 to $8.69          57      -          1.40% to 1.90%     -34.18% to -33.87%
  2001                                         6   $12.99 to $13.14         84      -          1.40% to 1.90%      -2.11% to -1.57%
  2000                                         5   $13.27 to $13.35         72      *                 *                    *

ING GET Fund - Series N
  2003                                     2,516   $10.10 to $10.32     25,630     2.62        1.45% to 2.40%       1.41% to 2.18%
  2002                                     2,862    $9.66 to $10.10     28,661     1.35        0.95% to 1.90%      -2.73% to -1.75%
  2001                                     3,009   $10.24 to $10.28     30,868     2.25        0.95% to 1.90%             **
  2000                                        **          **                **      **               **                   **


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SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING GET Fund - Series P
  2003                                    11,835    $9.88 to $10.20  $ 119,300     2.49 %      1.45% to 3.05%       0.71% to 1.80%
  2002                                    14,328    $9.81 to $10.02    143,846     0.07        0.75% to 2.55%      -1.80% to -0.20%
  2001                                    15,276    $9.99 to $10.04    153,045      **         0.95% to 2.55%             **
  2000                                        **          **                **      **               **                   **

ING GET Fund - Series Q
  2003                                    13,495   $10.08 to $10.42    138,426      -          1.25% to 3.05%       1.51% to 2.96%
  2002                                    16,855    $9.93 to $10.12    169,029     2.51        0.75% to 2.55%      -0.70% to 1.20%
  2001                                       190        $10.00           1,904      **         0.95% to 1.90%             **
  2000                                        **          **                **      **               **                   **

ING GET Fund - Series R
  2003                                    13,621   $10.18 to $10.47    140,707     0.01        1.25% to 3.05%       1.70% to 3.05%
  2002                                    16,911   $10.01 to $10.16    170,526     ***         0.75% to 2.55%            ***
  2001                                       ***         ***               ***     ***               ***                 ***
  2000                                       ***         ***               ***     ***               ***                 ***

ING Get Fund - Series S
  2003                                    16,864   $10.15 to $10.39    173,155     0.09        1.25% to 3.05%       1.70% to 3.08%
  2002                                    21,867    $9.98 to $10.08    219,270     ***         0.75% to 2.55%            ***
  2001                                       ***         ***               ***     ***               ***                 ***
  2000                                       ***         ***               ***     ***               ***                 ***

ING GET Fund - Series T
  2003                                    16,574   $10.18 to $10.37    170,132     0.13        1.25% to 3.05%       1.39% to 2.67%
  2002                                    23,643   $10.04 to $10.10    237,948     ***         0.75% to 2.55%            ***
  2001                                       ***         ***               ***     ***               ***                 ***
  2000                                       ***         ***               ***     ***               ***                 ***


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SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING GET Fund - Series U
  2003                                    17,355   $10.22 to $10.37  $ 178,573      -   %      1.25% to 3.05%       2.30% to 3.70%
  2002                                       105    $9.99 to $10.00      1,048     ***         0.75% to 2.20%            ***
  2001                                       ***         ***               ***     ***               ***                 ***
  2000                                       ***         ***               ***     ***               ***                 ***

ING GET Fund - Series V
  2003                                    37,332    $9.61 to $9.70     360,438     ****        1.25% to 3.05%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****

ING GET U.S. Core Portfolio - Series 1
  2003                                    23,775    $9.97 to $10.03    237,629     ****        1.25% to 3.05%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****

ING GET U.S. Core Portfolio - Series 2
  (Guaranteed)
  2003                                       219    $9.99 to $10.00      2,191     ****        1.25% to 3.05%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****

ING AIM Mid-Cap Growth
  2003                                    14,957   $11.56 to $13.01    182,308      -          0.80% to 2.25%      24.43% to 25.82%
  2002                                    14,324    $9.29 to $10.34    139,852      -          0.80% to 2.25%     -33.26% to -32.24%
  2001                                    17,855   $13.92 to $15.26    259,382      -          0.80% to 2.25%     -22.66% to -21.78%
  2000                                    19,182   $18.40 to $19.51    359,734      *                 *                    *


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SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING AIM Mid-Cap Growth Advisor
  2003                                       146   $12.00 to $12.06  $   1,756      -   %      1.40% to 1.85%      24.61% to 24.97%
  2002                                         8    $9.63 to $9.65          78     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***               ***                 ***
  2000                                       ***         ***               ***     ***               ***                 ***

ING Alliance Mid-Cap Growth
  2003                                    27,056   $13.39 to $14.95    380,282      -          0.80% to 2.25%      40.65% to 42.11%
  2002                                    24,777    $9.52 to $10.52    246,769      -          0.80% to 2.25%     -31.66% to -30.56%
  2001                                    27,303   $13.93 to $15.15    395,434      -          0.80% to 2.25%     -15.42% to -14.46%
  2000                                    27,139   $16.80 to $17.71    463,399      *                 *                    *

ING Alliance Mid-Cap Growth Advisor
  2003                                       166   $13.39 to $14.95      2,444      -          0.80% to 2.25%      40.86% to 41.49%
  2002                                        14   $10.45 to $10.46        148     ***               ***                 ***
  2001                                       ***         ***               ***     ***               ***                 ***
  2000                                       ***         ***               ***     ***               ***                 ***

ING American Funds Growth
  (Guaranteed)
  2003                                     1,570    $9.63 to $9.64      15,127     ****        0.95% to 2.55%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****

ING American Funds Growth-Income
  2003                                     1,275    $9.83 to $9.84      12,535     ****        0.95% to 2.55%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****


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SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING American Funds International
  2003                                       429   $10.18 to $10.19  $   4,371     **** %      0.95% to 2.40%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****

ING Capital Guardian Large Cap Value
  2003                                    51,050    $8.74 to $9.32     455,590      -          0.50% to 2.25%      19.07% to 20.57%
  2002                                    39,602    $7.34 to $7.73     295,688     0.25        0.50% to 2.25%     -25.48% to -24.22%
  2001                                    27,628    $9.85 to $10.20    275,489     0.25        0.50% to 2.25%      -5.43% to -4.44%
  2000                                     9,362   $10.50 to $10.59     98,545      *                 *                    *

ING Capital Guardian Large Cap Value
  Advisor
  2003                                       386   $12.22 to $12.28      4,732      -          1.40% to 1.85%      19.22% to 19.57%
  2002                                        32   $10.25 to $10.27        333     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***               ***                 ***
  2000                                       ***         ***               ***     ***               ***                 ***

ING Capital Guardian Managed Global
  2003                                    18,377   $14.77 to $17.94    292,324      -          0.50% to 2.25%      17.04% to 18.65%
  2002                                    16,459   $12.62 to $15.12    223,084     0.13        0.50% to 2.25%     -22.00% to -20.59%
  2001                                    14,451   $16.18 to $19.04    250,388     0.13        0.50% to 2.25%     -13.60% to -12.34%
  2000                                    11,365   $19.34 to $21.72    228,347      *                 *                    *

ING Capital Guardian Managed Global
  Advisor
  2003                                        81   $11.99 to $12.05        975      -          1.40% to 1.85%      17.20% to 17.68%
  2002                                         5        $10.23              50     ***         1.75% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***


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SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING Capital Guardian Small Cap
  2003                                    28,438   $15.06 to $17.28  $ 150,125      -   %      0.50% to 2.25%      21.75% to 23.43%
  2002                                    26,339   $12.37 to $14.00    341,146     0.12        0.80% to 2.25%     -27.11% to -25.80%
  2001                                    27,165   $16.97 to $18.87    480,513     0.13        0.50% to 2.25%      -3.40% to -1.97%
  2000                                    23,107   $17.94 to $19.25    422,097      *                 *                    *

ING Capital Guardian Small Cap Advisor
  2003                                       194   $11.84 to $11.90      2,301      -          1.40% to 1.85%      21.81% to 22.30%
  2002                                        33    $9.72 to $9.73         321     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Developing World
  2003                                    10,380    $7.45 to $8.09      80,376      -          0.80% to 2.25%      24.58% to 26.01%
  2002                                     9,702    $5.98 to $6.42      60,000      -          0.80% to 2.25%     -12.70% to -11.45%
  2001                                    10,141    $6.85 to $7.25      71,466     1.18        0.80% to 2.25%       -7.10 to -5.97%
  2000                                     7,211    $7.47 to $7.71      54,398      *                 *                    *

ING Developing World Advisor
  2003                                        87   $12.10 to $12.16      1,051      -          1.40% to 1.85%      24.74% to 25.23%
  2002                                         8    $9.70 to $9.71          79     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Eagle Asset Value Equity
  2003                                    11,407   $14.78 to $17.25    183,368      -          0.80% to 2.25%       8.28% to 9.73%
  2002                                    11,740   $13.65 to $15.72    173,239     0.69        0.80% to 2.25%     -20.82% to -17.70%
  2001                                    10,991   $17.24 to $19.10    199,039     0.85        0.80% to 2.25%      -6.21% to -5.21%
  2000                                     9,358   $18.85 to $20.15    180,722      *                 *                    *


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SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING Eagle Asset Value Equity Advisor
  2003                                        72   $10.45 to $10.50  $     754      -   %      1.40% to 1.85%       8.73% to 9.03%
  2002                                        11    $9.61 to $9.63         107     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING FMR Diversified Mid-Cap
  2003                                    16,301    $8.19 to $8.53     135,693      -          0.90% to 2.25%      15.45% to 16.69%
  2002                                    12,695    $7.09 to $7.31      91,159     0.29        0.90% to 2.25%     -21.13% to -20.11%
  2001                                     6,381    $8.99 to $9.15      59,814     0.48        0.90% to 2.25%      -8.41% to -7.79%
  2000                                     1,150    $9.87 to $9.88      11,358      *                 *                    *

ING FMR Diversified Mid-Cap Advisor
  2003                                       241   $10.95 to $11.00      2,646      -          1.40% to 1.85%      15.63% to 16.03%
  2002                                        23    $9.47 to $9.48         220     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Goldman Sachs Internet Tollkeeper
  2003                                     6,500    $5.59 to $5.78      36,837      -          0.90% to 2.25%      22.05% to 23.29%
  2002                                     2,769    $4.58 to $4.69      12,802      -          0.90% to 2.25%     -39.50% to -38.61%
  2001                                       709    $7.57 to $7.64       5,389      **         0.90% to 2.25%             **
  2000                                        **          **                **      **               **                   **

ING Goldman Sachs Internet Tollkeeper
  Advisor
  2003                                       113   $12.71 to $12.78      1,432      -          1.40% to 1.85%      22.21% to 22.65%
  2002                                         5   $10.40 to $10.42         53     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***


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SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING Hard Assets
  2003                                     5,766   $15.20 to $18.86  $  95,833      -   %      0.80% to 2.25%      22.19% to 23.51%
  2002                                     4,986   $12.44 to $15.93     67,753     0.68        0.50% to 2.25%      -1.50% to 4.32%
  2001                                     2,395   $12.63 to $15.27     33,209      -          0.80% to 2.25%     -13.82% to -12.84%
  2000                                     2,584   $15.34 to $17.52     41,509      *                 *                    *

ING Hard Assets Advisor
  2003                                       133   $12.03 to $12.09      1,600      -          1.40% to 1.85%      22.51% to 22.99%
  2002                                        10    $9.82 to $9.83          97     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING International
  2003                                    17,701    $7.64 to $8.53     141,663      -          0.80% to 2.25%      12.35% to 13.58%
  2002                                    16,969    $6.80 to $7.46     120,477     0.75        0.90% to 2.25%     -18.76% to -16.93%
  2001                                    16,734    $8.37 to $8.98     144,061      -          0.90% to 2.10%     -24.87% to -22.18%
  2000                                    17,171   $11.23 to $11.73    194,618      *                 *                    *

ING International Advisor
  2003                                       272   $11.02 to $11.08      3,005      -          1.40% to 1.85%      12.56% to 13.06%
  2002                                        26    $9.79 to $9.80         254     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Janus Growth and Income
  Advisor
  2003                                    26,413    $7.43 to $7.81     201,399      -          0.90% to 2.55%       8.15% to 9.56%
  2002                                    18,616    $6.87 to $7.13     130,345     0.45        0.90% to 2.55%     -21.75% to -20.16%
  2001                                    10,487    $8.78 to $8.93      92,720     1.02        0.90% to 2.55%     -11.18% to -10.34%
  2000                                     1,280    $9.93 to $9.96      12,726      *                 *                    *


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SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING Janus Growth and Income Advisor
  2003                                       514   $10.53 to $10.58  $   5,426      -   %      1.40% to 1.85%       8.44% to 8.85%
  2002                                        60    $9.71 to $9.73         587     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Janus Special Equity
  2003                                     5,384    $7.70 to $8.02      42,179      -          0.90% to 2.25%      29.19% to 30.51%
  2002                                     3,609    $5.96 to $6.15      21,794     ***         0.90% to 2.25%     -27.58% to -26.61%
  2001                                     2,932    $8.23 to $8.38      24,325     0.37        0.90% to 2.25%      -6.87% to -6.19%
  2000                                       663    $8.88 to $8.89       5,891      *                 *                    *

ING Janus Special Equity Advisor
  2003                                        36   $12.46 to $12.52        445      -          1.40% to 1.85%      29.52% to 30.01%
  2002                                         6    $9.62 to $9.63          56     ***         1.40% to 1.75%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Jennison Equity Opportunities
  2003                                    17,342   $15.38 to $18.19    288,190      -          0.80% to 2.25%      12.10% to 13.33%
  2002                                    19,040   $13.72 to $16.05    280,954     0.13        0.80% to 2.25%     -30.85% to -29.82%
  2001                                    20,717   $19.84 to $22.87    440,209     0.07        0.80% to 2.25%     -14.67% to -13.67%
  2000                                    19,193   $24.06 to $26.49    477,934      *                 *                    *

ING Jennison Equity Opportunities
  Advisor
  2003                                       100   $10.95 to $11.01      1,092      -          1.40% to 1.85%      12.42% to 12.92%
  2002                                         3    $9.74 to $9.75          34     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING JPMorgan Fleming Small Cap Equity
  2003                                     4,486    $9.01 to $9.22   $  40,909      -   %      0.90% to 2.55%      15.81% to 17.15%
  2002                                     1,212    $7.79 to $7.87       9,490     ***         0.90% to 2.40%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING JPMorgan Fleming Small Cap Equity
  Advisor
  2003                                       599   $11.00 to $11.05      6,605      -          1.40% to 1.85%      16.03% to 16.44%
  2002                                        54    $9.48 to $9.49         511     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Julius Baer Foreign
  2003                                     2,055    $9.04 to $9.26      18,808      -          0.90% to 2.55%      10.78% to 12.24%
  2002                                       608    $8.17 to $8.25       4,990     ***         0.90% to 2.40%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Julius Baer Foreign Advisor
  2003                                       142   $10.84 to $10.89      1,544      -          1.40% to 1.85%      11.28% to 11.58%
  2002                                        17    $9.74 to $9.76         165     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Limited Maturity Bond
  2003                                    28,806   $17.99 to $23.33    570,674      -          0.50% to 2.25%       0.84% to 2.15%
  2002                                    28,506   $17.84 to $22.84    558,941     3.62        0.50% to 2.25%       4.82% to 6.68%
  2001                                    19,509   $17.02 to $21.41    364,062     4.84        0.50% to 2.25%       6.78% to 8.30%
  2000                                    11,438   $16.67 to $19.77    200,958      *                 *                    *


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING Liquid Assets
  2003                                    60,885    $9.99 to $17.99  $ 927,658     0.58 %      0.50% to 2.55%      -1.34% to 0.17%
  2002                                    66,797   $13.46 to $17.34  1,023,179     1.42        0.50% to 2.55%      -1.34% to 0.96%
  2001                                    69,541   $13.62 to $17.79  1,071,485     3.59        0.50% to 2.55%       1.86% to 3.01%
  2000                                    44,678   $14.50 to $16.61    679,666      *                 *                    *

ING Liquid Assets Advisor
  2003                                       846    $9.88 to $9.93       8,381     0.39        1.40% to 1.85%      -1.00% to -0.60%
  2002                                       180    $9.98 to $9.99       1,800     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Marisco Growth
  2003                                    55,528   $11.90 to $13.56    693,860      -          0.50% to 2.25%      19.96% to 21.56%
  2002                                    53,954    $9.92 to $11.18    560,041      -          0.50% to 2.25%     -31.16% to -29.91%
  2001                                    66,921   $14.41 to $15.95  1,002,892      -          0.50% to 2.25%     -31.55% to -30.59%
  2000                                    67,525   $21.49 to $22.98  1,474,980      *                 *                    *

ING Marisco Growth Advisor
  2003                                       470   $11.75 to $11.80      5,531      -          1.40% to 1.85%      20.39% to 20.78%
  2002                                         9    $9.76 to $9.78          92     ***         1.40% to 1.75%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Mercury Focus Value
  2003                                     1,816    $9.48 to $9.67      17,534      -          0.90% to 2.25%      13.93% to 15.12%
  2002                                       710    $8.32 to $8.40       5,931     ***         0.90% to 2.25%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING Mercury Focus Value Advisor
  2003                                        44   $11.60 to $11.65  $     506      -   %      1.40% to 1.85%      14.17% to 14.55%
  2002                                         5   $10.16 to $10.17         48     ***         1.65% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Mercury Fundamental Growth
  2003                                     1,070    $8.90 to $9.07       9,600      -          0.90% to 2.25%      12.23% to 13.38%
  2002                                       345    $7.93 to $8.00       2,742     ***         0.90% to 2.15%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Mercury Fundamental Growth Advisor
  2003                                        58   $10.61 to $10.67        622      -          1.40% to 1.85%      12.39% to 12.91%
  2002                                        11    $9.44 to $9.45         108     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING MFS Mid-Cap Growth
  2003                                    28,960   $18.51 to $21.71    568,032      -          0.50% to 2.25%      23.65% to 25.35%
  2002                                    27,548   $14.97 to $17.32    435,581      -          0.50% to 2.25%     -49.97% to -49.07%
  2001                                    29,521   $29.92 to $34.01    928,290     0.37        0.50% to 2.25%     -25.09% to -24.25%
  2000                                    27,623   $40.98 to $43.92  1,158,061      *                 *                    *

ING MFS Mid-Cap Growth Advisor
  2003                                       486   $12.08 to $12.14      5,880      -          1.40% to 1.85%      23.90% to 24.26%
  2002                                        56    $9.75 to $9.77         549     ***         1.40% to 1.80%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING MFS Research
  2003                                    27,533   $15.17 to $17.78  $ 454,861      -   %      0.80% to 2.55%      10.33% to 11.75%
  2002                                    28,285   $13.75 to $15.91    421,035     0.41        0.80% to 2.55%     -28.35% to -25.45%
  2001                                    31,622   $19.19 to $21.34    637,711     0.12        0.80% to 2.25%     -22.97% to -22.09%
  2000                                    30,638   $25.56 to $27.39    800,528      *                 *                    *

ING MFS Research Advisor
  2003                                       140   $10.74 to $10.79      1,501      -          1.40% to 1.85%      10.71% to 11.12%
  2002                                        34    $9.70 to $9.72         326     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING MFS Total Return
  2003                                    50,981   $10.23 to $22.51  1,035,948      -          0.50% to 2.55%       6.98% to 8.64%
  2002                                    45,174   $17.48 to $20.72    853,266     2.36        0.50% to 2.55%      -7.51% to -5.56%
  2001                                    39,136   $18.90 to $21.94    793,394     4.88        0.50% to 2.55%      -1.44% to -0.32%
  2000                                    29,621   $20.10 to $21.54    608,868      *                 *                    *

ING MFS Total Return Advisor
  2003                                     1,077   $10.76 to $10.81     11,605      -          1.40% to 1.85%       7.28% to 7.67%
  2002                                        95   $10.03 to $10.04        955     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING PIMCO Core Bond
  2003                                    40,241   $10.26 to $13.91    514,836      -          0.75% to 2.55%       2.34% to 3.75%
  2002                                    34,238   $11.55 to $13.41    425,125     3.72        0.80% to 2.55%       3.69% to 8.23%
  2001                                     9,873   $11.14 to $12.39    114,996     0.40        0.80% to 2.55%       0.53% to 1.64%
  2000                                     3,438   $11.37 to $12.19     40,000      *                 *                    *


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING PIMCO Core Bond Advisor
  2003                                     1,272   $10.53 to $10.58  $  13,415      -   %      1.40% to 1.85%       2.83% to 3.12%
  2002                                        97   $10.24 to $10.26        992     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Salomon Brothers All Cap
  2003                                    34,404    $9.83 to $10.52    351,535      -          0.90% to 2.25%      20.02% to 21.20%
  2002                                    29,232    $8.34 to $8.68     247,740     0.22        0.90% to 2.25%     -27.23% to -26.19%
  2001                                    25,814   $11.46 to $11.76    299,314     1.47        0.90% to 2.25%       0.00% to 0.94%
  2000                                     9,062   $11.54 to $11.65    104,883      *                 *                    *

ING Salomon Brothers All Cap Advisor
  2003                                       317   $11.46 to $11.51      3,634      -          1.40% to 1.85%      20.38% to 20.78%
  2002                                        18    $9.52 to $9.53         176     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Salomon Brother Investors
  2003                                    12,677    $8.97 to $9.43     116,138      -          0.90% to 2.25%      13.98% to 15.14%
  2002                                    11,516    $7.87 to $8.19      92,136     0.81        0.90% to 2.25%     -24.69% to -23.67%
  2001                                     8,646   $10.45 to $10.73     91,400     1.30        0.90% to 2.25%      -6.16% to -5.13%
  2000                                     1,917   $11.21 to $11.31     21,558      *                 *                    *

ING Salomon Brother Investors Advisor
  2003                                        72   $11.14 to $11.19        800      -          1.40% to 1.85%      14.36% to 14.65%
  2002                                        30    $9.74 to $9.75         297     ***         1.65% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING T. Rowe Price Capital Appreciation
  2003                                    38,761   $27.10 to $33.63  1,152,441      -   %      0.80% to 2.25%       9.49% to 10.73%
  2002                                    34,525   $24.75 to $30.37    935,079     1.72        0.80% to 2.25%      -1.79% to -0.33%
  2001                                    23,375   $25.20 to $30.47    644,971     3.34        0.80% to 2.25%       7.85% to 9.02%
  2000                                    13,395   $24.47 to $27.95    345,651      *                 *                    *

ING T. Rowe Price Capital Appreciation
  Advisor
  2003                                     1,168   $10.96 to $11.01     12,814      -          1.40% to 1.85%       9.70% to 9.99%
  2002                                        89    $9.99 to $10.01        894     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING T. Rowe Price Equity Income
  2003                                    24,093   $19.74 to $25.61    524,100      -          0.50% to 2.25%       9.00% to 10.48%
  2002                                    20,545   $81.11 to $23.18    409,670     1.34        0.50% to 2.25%     -15.14% to -13.64%
  2001                                    17,698   $21.34 to $26.84    416,763     1.95        0.50% to 2.25%      -0.58% to 1.46%
  2000                                    12,207   $22.48 to $26.61    291,793      *                 *                    *

ING T. Rowe Price Equity Income Advisor
  2003                                       671   $10.72 to $10.77      7,199      -          1.40% to 1.85%       9.27% to 9.56%
  2002                                        65    $9.81 to $9.83         640     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING UBS U.S. Balanced
  2003                                     7,243    $7.66 to $7.98      56,424      -          0.90% to 2.25%       7.58% to 8.59%
  2002                                     6,551    $7.12 to $7.35      47,241     1.11        0.90% to 2.25%     -16.73% to -15.52%
  2001                                     5,718    $8.55 to $8.70      49,242     1.78        0.90% to 2.25%      -8.32% to -7.68%
  2000                                       501    $9.37 to $9.38       4,696      *                 *                    *


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING UBS U.S. Balanced Advisor
  2003                                        30   $10.55 to $10.57  $     318     **** %      1.40% to 1.85%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****

ING Van Kampen Equity Growth
  2003                                     2,361    $8.60 to $8.77      20,477      -          0.90% to 2.25%      10.54% to 11.73%
  2002                                       559    $7.78 to $7.85       4,362     ***         0.90% to 2.25%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Van Kampen Equity Growth Advisor
  2003                                       403   $10.68 to $10.74      4,310      -          1.40% to 1.85%      10.90% to 11.31%
  2002                                        48    $9.63 to $9.64         458     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Van Kampen Global Franchise
  2003                                     4,249    $9.45 to $9.65      40,487      -          0.80% to 2.25%       7.39% to 8.67%
  2002                                     1,661    $8.80 to $8.88      14,670     ***         0.80% to 2.25%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Van Kampen Global Franchise Advisor
  2003                                       941   $10.24 to $10.28      9,652      -          1.40% to 1.85%       7.68% to 7.99%
  2002                                        74    $9.51 to $9.52         708     ***         1.40% to 1.85%            ***%
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING Van Kampen Growth and Income
  2003                                    30,980   $18.62 to $22.22  $ 617,278      -   %      0.50% to 2.25%      11.03% to 12.45%
  2002                                    30,992   $16.77 to $19.76    554,608     0.84        0.50% to 2.25%     -16.69% to -15.19%
  2001                                    34,270   $20.13 to $23.30    732,049     0.30        0.50% to 2.25%     -13.63% to -12.68%
  2000                                    34,836   $24.00 to $26.02    860,338      *                 *                    *

ING Van Kampen Growth and Income
  Advisor
  2003                                     1,425   $10.87 to $10.92     15,514      -          1.40% to 1.85%      11.15% to 1.54%
  2002                                       101    $9.78 to $9.79         990     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Van Kampen Real Estate
  2003                                     8,236   $31.01 to $40.23    280,771      -          0.50% to 2.25%      24.84% to 26.51%
  2002                                     6,881   $24.84 to $31.80    187,607     3.73        0.50% to 2.25%      -2.05% to 0.31%
  2001                                     4,535   $25.36 to $31.90    126,169     4.29        0.50% to 2.25%       6.07% to 7.28%
  2000                                     3,804   $25.04 to $28.59    100,303      *                 *                    *

ING Van Kampen Real Estate Advisor
  2003                                       362   $12.01 to $12.07      4,352      -          1.40% to 1.85%      25.10% to 25.60%
  2002                                        29    $9.60 to $9.61         276     ***         1.40% to 1.85%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Alger Aggressive Growth
  2003                                        39    $8.70 to $10.67        342     ****        0.75% to 1.00%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING Alger Growth
  2003                                        14    $7.82 to $10.45  $     115      -   %      0.75% to 1.00%           19.21%
  2002                                         6        $6.56               39     ***              0.75%                ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING American Century Small Cap Value
  2003                                        13    $9.52 to $10.36        123      -          0.75% to 1.20%           17.53%
  2002                                         -        $8.10                2     ***              0.95%                ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Baron Small Cap Growth
  2003                                        50   $10.42 to $10.47        521     ****        0.75% to 1.20%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****

ING JPMorgan Fleming International
  2003                                       207    $8.98 to $10.55      2,099     0.19        0.75% to 2.25%      10.46% to 10.69%
  2002                                         1    $8.13 to $8.14           7     ***         0.75% to 0.95%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING JPMorgan Mid Cap Value
  2003                                       269   $10.42 to $10.69      2,835      -          0.75% to 2.55%      14.63% to 16.20%
  2002                                        33    $9.09 to $9.19         301     ***         0.95% to 2.55%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING MFS(R) Capital Opportunities
  (Initial Class)
  2003                                       267    $6.86 to $7.11   $   1,869     0.19 %      0.95% to 2.55%      13.76% to 15.05%
  2002                                       209    $6.04 to $6.18       1,280      -          0.95% to 2.40%     -37.64% to -32.29%
  2001                                        78    $8.92 to $9.91         698      **         0.95% to 1.90%             **
  2000                                        **          **                **      **               **                   **

ING MFS(R) Capital Opportunities
  (Service Class)
  2003                                        36        $7.89              283      -               0.75%               15.18%
  2002                                        11        $6.85               72     ***              0.75%                ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING MFS Global Growth
  2003                                        59    $9.41 to $9.66         568      -          0.75% to 2.55%      14.06% to 15.69%
  2002                                         9    $8.27 to $8.35          75     ***         0.75% to 2.20%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING MFS Research Equity
  2003                                        10    $8.18 to $10.19         84     ****        0.75% to 1.35%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****

ING OpCap Balanced Value
  2003                                        35        $9.28              322     2.68             0.75%               18.97%
  2002                                        16        $7.80              126     ***              0.75%                ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING PIMCO Total Return
  2003                                       131   $10.23 to $11.11  $   1,449     0.78 %      0.75% to 1.20%            3.35%
  2002                                        55       $10.75              593     ***              0.75%                ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Salomon Brothers Aggressive Growth
  2003                                       252    $8.82 to $9.84       2,476     ****        1.00% to 2.25%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****

ING Salomon Brothers Fundamental Value
  2003                                        46    $9.11 to $9.48         428     2.29        0.75% to 1.10%           23.35%
  2002                                         1        $7.41                9     ***              0.75%                ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Salomon Brothers Investors Value
  2003                                        33    $8.71 to $8.76         292     0.68        0.75% to 1.10%           15.11%
  2002                                         -        $7.61                4     ***              0.75%                ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING T. Rowe Price Growth Equity
  2003                                       192    $8.69 to $10.34      1,700     0.22       15.87% to 16.36%      0.75% to 1.20%
  2002                                        19    $7.51 to $7.52         144     ***         0.75% to 0.95%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING UBS Tactical Asset Allocation
  2003                                         5        $8.52        $      46      -   %           0.75%               13.00%
  2002                                         -        $7.54                2     ***              0.75%                ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING Van Kampen Comstock
  2003                                     2,521    $9.39 to $10.40     23,955      -          0.75% to 2.55%      13.96% to 15.47%
  2002                                       210    $8.24 to $8.34       1,737     ***         0.75% to 2.40%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING VIT Worldwide Growth
  2003                                     7,035    $5.76 to $6.10      41,697      -          0.90% to 2.55%      14.06% to 15.59%
  2002                                     5,299    $5.05 to $5.28      27,358     2.00        0.90% to 2.55%     -27.02% to -25.42%
  2001                                     2,863    $6.92 to $7.08      20,014      -          0.90% to 2.25%     -20.18% to -19.36%
  2000                                       635    $8.72 to $8.78       5,554      *                 *                    *

ING VP Balanced
  2003                                        65   $10.31 to $10.58        686     ****        0.75% to 1.20%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****

ING VP Bond
  2003                                     6,558   $10.27 to $11.15     72,179     2.14        0.75% to 2.25%       3.21% to 4.30%
  2002                                     4,668   $10.58 to $10.69     49,590     ***         0.80% to 2.25%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING VP Growth
  2003                                        33    $8.10 to $8.15   $     267      -   %      0.75% to 1.10%           17.44%
  2002                                         7        $6.94               46     ***              0.75%                ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING VP Index Plus LargeCap
  2003                                     4,385    $7.85 to $10.29     35,281     0.79        0.75% to 2.55%      10.41% to 11.81%
  2002                                       634    $7.11 to $7.31       4,589     0.15        0.75% to 2.55%     -29.03% to -22.23%
  2001                                        87    $9.36 to $9.40         812     2.73        0.95% to 1.90%             **
  2000                                        **          **                **      **               **                   **

ING VP Index Plus MidCap
  2003                                     1,168    $9.67 to $10.65     11,606     0.31        0.75% to 2.55%      14.98% to 16.44%
  2002                                       692    $8.41 to $8.64       5,909     0.31        0.75% to 2.55%     -14.79% to -12.82%
  2001                                        83    $9.87 to $9.91         820      **         0.95% to 1.90%             **
  2000                                        **          **                **      **               **                   **

ING VP Index Plus SmallCap
  2003                                       811    $9.90 to $10.54      8,241     0.10        0.75% to 2.55%      16.88% to 18.51%
  2002                                       465    $8.47 to $8.70       4,005     0.36        0.75% to 2.55%     -15.89% to -13.95%
  2001                                        67   $10.07 to $10.11        680      **         0.95% to 1.90%             **
  2000                                        **          **                **      **               **                   **

ING VP International Equity
  2003                                         7        $8.23               57     ****             0.75%                ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING VP Small Company
  2003                                        70    $9.28 to $10.70  $     660     0.25 %      0.75% to 1.35%      23.24% to 23.41%
  2002                                        21    $7.54 to $7.56         156     ***         0.75% to 0.95%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING VP Value Opportunity
  2003                                       241    $7.01 to $7.30       1,734     0.71        0.75% to 2.55%       8.51% to 10.11%
  2002                                       166    $6.46 to $6.63       1,086     0.40        0.75% to 2.55%     -28.22% to -26.66%
  2001                                        33    $9.00 to $9.04         298      **         0.95% to 1.90%             **
  2000                                        **          **                **      **               **                   **

ING VP Convertible
  2003                                       296   $10.61 to $10.99      3,209     0.94        0.95% to 2.55%      11.92% to 13.30%
  2002                                       107    $9.48 to $9.70       1,034     3.17        0.95% to 2.55%      -9.37% to -7.79%
  2001                                        18   $10.46 to $10.52        194   (10.36)       0.95% to 2.20%             **
  2000                                        **          **                **      **               **                   **

ING VP Growth and Income
  2003                                       126   $10.26 to $10.77      1,357     ****        0.75% to 1.00%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****

ING VP Growth Opportunities
  2003                                     3,251    $6.05 to $6.27      19,919      -          0.75% to 2.25%      16.57% to 17.86%
  2002                                     1,895    $5.19 to $5.32       9,918      -          0.75% to 2.25%     -33.03% to -32.10%
  2001                                       671    $7.75 to $7.82       5,219      **         0.90% to 2.25%             **
  2000                                        **          **                **      **               **                   **


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING International Value
  2003                                        37    $9.67 to $10.73  $     361      -   %      0.75% to 1.00%      14.44% to 14.52%
  2002                                         5    $8.45 to $8.47          42     ***         0.75% to 0.95%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

ING VP Large Company Value
  2003                                       189    $8.72 to $9.04       1,686     0.15        0.95% to 2.55%      11.22% to 12.58%
  2002                                       120    $7.84 to $8.03         958     1.28        0.95% to 2.55%     -24.40% to -23.16%
  2001                                        15   $10.37 to $10.45        156     0.92        0.95% to 2.55%             **
  2000                                        **          **                **      **               **                   **

ING VP LargeCap Growth
  2003                                       259    $7.12 to $7.38       1,888      -          0.95% to 2.25%      17.43% to 18.84%
  2002                                       163    $6.06 to $6.21       1,006     0.48        0.95% to 2.25%     -36.68% to -35.45%
  2001                                        56    $9.57 to $9.62         533      **         0.95% to 2.25%             **
  2000                                        **          **                **      **               **                   **

ING VP MagnaCap
  2003                                     2,433    $7.85 to $8.17      19,499     0.46        0.90% to 2.55%      12.63% to 14.11%
  2002                                     1,746    $7.00 to $7.16      12,338     1.02        0.90% to 2.25%     -24.73% to -23.74%
  2001                                       579    $9.30 to $9.39       5,402     1.36        0.90% to 2.25%             **
  2000                                        **          **                **      **               **                   **

ING VP MidCap Opportunities
  2003                                        28        $8.81              250      -               0.75%                4.01%
  2002                                         2        $7.24               12     ***              0.75%                ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ING VP SmallCap Opportunities
  2003                                    11,824    $5.56 to $5.77   $  66,673      -   %      0.75% to 2.25%      22.10% to 23.55%
  2002                                     6,553    $4.55 to $4.67      30,118      -          0.75% to 2.25%     -45.05% to -44.14%
  2001                                     1,737    $8.28 to $8.36      14,437      **         0.90% to 2.25%             **
  2000                                        **          **                **      **               **                   **

INVESCO VIF - Financial Services
  2003                                     5,215    $8.78 to $9.13      46,699      -          0.80% to 2.55%      13.58% to 15.13%
  2002                                     2,931    $7.73 to $7.92      22,941     1.15        0.90% to 2.55%     -17.15% to -15.76%
  2001                                       256    $9.33 to $9.39       2,404     2.70        0.95% to 2.25%             **
  2000                                        **          **                **      **               **                   **

INVESCO VIF - Health Sciences
  2003                                     7,678    $8.46 to $8.80      66,241      -          0.80% to 2.55%      12.50% to 13.99%
  2002                                     4,013    $7.52 to $7.72      30,558      -          0.90% to 2.55%     -26.42% to -24.98%
  2001                                     1,052   $10.22 to $10.29     10,790     3.60        0.95% to 2.55%             **
  2000                                        **          **                **      **               **                   **

INVESCO VIF - Leisure
  2003                                     2,372    $9.35 to $9.57      22,451      -          0.95% to 2.55%      11.71% to 12.99%
  2002                                       724    $8.39 to $8.47       6,097     ***         0.95% to 2.25%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

INVESCO VIF - Utilities
  2003                                     3,004    $6.65 to $6.92      20,371      -          0.80% to 2.55%       6.23% to 7.64%
  2002                                     1,227    $6.26 to $6.43       7,783     1.12        0.95% to 2.55%     -22.62% to -20.91%
  2001                                       119    $8.09 to $8.13         964     3.07        0.95% to 1.90%             **
  2000                                        **          **                **      **               **                   **


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

Janus Aspen Series Balanced
  2003                                       435    $9.73 to $10.24  $   4,261     0.80 %      0.75% to 1.20%       5.65% to 5.95%
  2002                                        54    $9.21 to $9.25         496     ***         0.75% to 1.10%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

Janus Aspen Series Flexible Income
  2003                                       153   $10.27 to $11.54      1,763     0.88        0.75% to 1.20%       4.75% to 5.00%
  2002                                        26   $10.97 to $10.99        283     ***         0.75% to 0.95%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

Janus Aspen Series Growth
  2003                                        98    $8.26 to $10.35        832      -          0.75% to 1.10%      15.36% to 15.58%
  2002                                        27        $7.19              192     ***              0.75%                ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

Janus Aspen Series Worldwide Growth
  2003                                       857    $7.25 to $10.31      6,415     0.62        0.75% to 2.55%       7.41% to 8.95%
  2002                                       515    $6.75 to $6.93       3,534     0.52        0.75% to 2.55%     -27.58% to 26.20%
  2001                                       139    $9.32 to $9.39       1,298     0.33        0.95% to 2.40%             **
  2000                                        **          **                **      **               **                   **

Colonial Small Cap Value
  2003                                       904   $11.94 to $11.99     10,812     ****        1.25% to 2.25%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

Liberty Asset Allocation
  2003                                        50   $11.10 to $11.12  $     560     **** %      1.40% to 1.80%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****

LIberty Equity
  2003                                        81    $7.21 to $7.35         595      -          1.40% to 1.90%      11.61% to 11.89%
  2002                                        75    $6.46 to $6.57         487     0.23        1.40% to 1.90%     -29.17% to -28.66%
  2001                                        88    $9.12 to $9.21         807      -          1.40% to 1.80%     -19.72% to -19.28%
  2000                                        94   $11.36 to $11.41      1,071      *                 *                    *

Liberty Federal Securities
  2003                                         9   $10.11 to $12.95         88     ****        0.75% to 1.70%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****

Liberty Small Company Growth
  2003                                         5    $9.32 to $12.92         65     ****        0.75% to 1.80%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****

Oppenheimer Global Securities
  2003                                       188    $9.26 to $10.76      1,775     0.30        0.75% to 1.35%      21.20% to 21.51%
  2002                                        27    $7.64 to $7.67         205     ***         0.75% to 1.10%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

Oppenheimer Strategic Bond
  2003                                        20   $10.51 to $11.94  $     233     1.61 %      0.75% to 1.35%      11.74% to 11.90%
  2002                                         2   $10.65 to $10.67         16     ***         0.75% to 0.95%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

PIMCO High Yield
  2003                                    47,912   $10.67 to $11.93    536,751     5.71        0.50% to 2.55%      14.48% to 16.16%
  2002                                    31,353    $9.32 to $10.27    305,237     8.20        0.80% to 2.55%      -4.80% to -1.63%
  2001                                    23,564    $9.79 to $10.44    236,343     7.91        0.50% to 2.25%     -19.72% to -19.28%
  2000                                    16,336    $9.88 to $10.17    162,857      *                 *             0.30% to 1.57%

PIMCO StocksPLUS Growth and Income
  2003                                    19,426    $8.84 to $9.58     177,728     1.17        0.80% to 2.25%      14.36% to 15.70%
  2002                                    22,790    $7.73 to $8.28     181,637     2.69        0.80% to 2.25%     -22.00% to -20.84%
  2001                                    23,718    $9.91 to $10.46    241,065     4.22        0.80% to 2.25%     -13.15% to -12.17%
  2000                                    22,158   $11.56 to $11.91    257,484      *                 *                    *

Pioneer Equity-Income VCT
  2003                                        94    $8.96 to $10.18        860     1.35        0.75% to 1.35%       8.59% to 8.82%
  2002                                        22    $8.27 to $8.28         179     ***         0.75% to 0.95%            ***
  2001                                       ***         ***               ***     ***              ***                  ***
  2000                                       ***         ***               ***     ***              ***                  ***

Pioneer Fund VCT
  2003                                     5,804    $7.92 to $8.25      46,877     0.62        0.75% to 2.55%       7.76% to 9.42%
  2002                                     2,697    $7.35 to $7.54      20,064     1.08        0.80% to 2.55%     -21.47% to -19.87%
  2001                                       243    $9.36 to $9.41       2,275     0.91        0.95% to 1.90%             **
  2000                                        **          **                **      **               **                   **


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

Pioneer Mid-Cap Value VCT
  2003                                    11,187   $10.43 to $11.20  $ 123,016     0.24 %      0.75% to 2.25%      17.37% to 18.77%
  2002                                     5,685    $9.27 to $9.43      53,062     0.56        0.75% to 2.25%     -13.36% to -12.03%
  2001                                       480   $10.70 to $10.72      5,139      **         1.25% to 2.25%             **
  2000                                        **          **                **      **               **                   **

Pioneer Small Company VCT
  2003                                       548    $8.57 to $8.88       4,802      -          0.95% to 2.55%      11.27% to 12.55%
  2002                                       437    $7.70 to $7.89       3,417     0.03        0.95% to 2.55%     -19.29% to -17.90%
  2001                                        98    $9.54 to $9.61         938      **         0.95% to 2.55%             **
  2000                                        **          **                **      **               **                   **

ProFund VP Bull
  2003                                     6,409    $7.28 to $7.52      47,306      -          0.90% to 2.25%      10.77% to 11.90%
  2002                                     4,706    $6.57 to $6.72      31,265      -          0.90% to 2.25%     -25.68% to -24.66%
  2001                                     2,316    $8.84 to $8.92      20,583      **         1.25% to 2.25%             **
  2000                                        **          **                **      **               **                   **

ProFund VP Europe 30
  2003                                     2,010    $6.76 to $6.99      13,772      -          0.90% to 2.25%      13.38% to 14.59%
  2002                                     2,589    $5.96 to $6.10      15,627      -          0.90% to 2.25%     -27.49% to -26.42%
  2001                                       764    $8.22 to $8.29       6,312      **         0.90% to 2.25%             **
  2000                                        **          **                **      **               **                   **

ProFund VP Rising Rates Opportunity
  2003                                     1,406    $9.26 to $9.27      13,015     ****        0.95% to 2.10%            ****
  2002                                      ****         ****             ****     ****             ****                 ****
  2001                                      ****         ****             ****     ****             ****                 ****
  2000                                      ****         ****             ****     ****             ****                 ****


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

ProFund VP Small Cap
  2003                                     9,820    $8.68 to $9.04   $  87,178      -   %      0.90% to 2.55%      23.07% to 24.35%
  2002                                     5,371    $7.11 to $7.27      38,612      -          0.90% to 2.25%     -24.20% to -23.15%
  2001                                     2,118    $9.38 to $9.46      19,968      **         1.25% to 2.25%             **
  2000                                        **          **                **      **               **                   **

Prudential Jennison
  2003                                    10,635    $4.75 to $5.03      52,031      -          0.90% to 2.55%      14.73% to 16.17%
  2002                                     8,904    $4.14 to $4.33      37,748      -          0.90% to 2.55%     -33.33% to -31.81%
  2001                                     7,335    $6.21 to $6.35      45,991      -          0.90% to 2.55%     -20.20% to -19.62%
  2000                                       987    $7.82 to $7.85       7,732      *                 *                    *

SP Jennison International Growth
  2003                                     8,648    $4.81 to $5.05      42,660      -          0.90% to 2.55%      19.95% to 21.45%
  2002                                     3,751    $4.01 to $4.16      15,341      -          0.90% to 2.55%     -25.05% to -23.53%
  2001                                     2,097    $5.35 to $5.44      11,310     0.24        0.90% to 2.25%     -37.19% to -36.52%
  2000                                       318    $8.55 to $8.57       2,720      *                 *                   **

Putnam VT Discovery Growth
  2003                                       384    $7.15 to $7.41       2,805      -          0.95% to 2.55%      19.57% to 21.08%
  2002                                       271    $5.98 to $6.12       1,645      -          0.95% to 2.55%     -31.34% to -30.22%
  2001                                        66    $8.71 to $8.77         577      **         0.95% to 2.40%             **
  2000                                        **          **                **      **               **                   **

Putnam VT Growth and Income
  2003                                       331    $8.03 to $8.50       2,776     1.53        0.95% to 2.55%      10.30% to 11.55%
  2002                                       220    $7.28 to $7.62       1,662     1.62        0.95% to 2.55%     -21.30% to -19.79%
  2001                                        48    $9.25 to $9.50         455      **         0.95% to 2.20%             **
  2000                                        **          **                **      **               **                   **


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

Putnam VT International Growth
  and Income
  2003                                       365    $9.11 to $9.44   $   3,406     1.60 %      0.95% to 2.55%      15.17% to 16.54%
  2002                                       371    $7.91 to $8.10       2,981     0.28        0.95% to 2.55%     -16.21% to -14.65%
  2001                                        64    $9.44 to $9.49         604      **         0.95% to 1.90%             **
  2000                                        **          **                **      **               **                   **

Smith Barney High Income
  2003                                        22   $13.46 to $13.63        302      -          1.25% to 1.40%      19.33% to 19.46%
  2002                                        28   $11.28 to $11.41        319    24.02        1.25% to 1.40%      -4.57% to -4.44%
  2001                                        31   $11.82 to $11.94        370    12.01        1.25% to 1.40%      -5.14% to -4.94%
  2000                                        36   $12.46 to $12.56        446      *                 *                    *

Smith Barney International All Cap
  Growth
  2003                                        20    $9.96 to $10.09        201      -          1.25% to 1.40%      12.93% to 13.12%
  2002                                        23    $8.82 to $8.92         201     0.95        1.25% to 1.40%     -26.74% to -26.64%
  2001                                        25   $12.04 to $12.16        300      -          1.25% to 1.40%     -32.13% to -32.03%
  2000                                        26   $17.74 to $17.89        455      *                 *                    *

Smith Barney Large Cap Value
  2003                                        24   $15.63 to $15.83        368      -          1.25% to 1.40%      10.93% to 11.01%
  2002                                        26   $14.09 to $14.26        371     3.74        1.25% to 1.40%     -26.46% to -26.30%
  2001                                        29   $19.16 to $19.35        563     1.39        1.25% to 1.40%      -9.45% to -9.33%
  2000                                        33   $21.16 to $21.34        692      *                 *                    *

Smith Barney Money Market
  2003                                         7       $12.46               84     0.88             1.40%               -0.56%
  2002                                        11   $12.53 to $12.68        143     1.30        1.25% to 1.40%      -0.16% to -0.00%
  2001                                        17   $12.55 to $12.68        221     3.49        1.25% to 1.40%       2.28% to 2.42%
  2000                                        13   $12.27 to $12.38        156      *                 *                    *


GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
Notes to Financial Statements-Unaudited
--------------------------------------------------------------------------------



                                                      Unit Fair         Net     Investment
                                          Units     Value (lowest     Assets      Income       Expense Ratio        Total Return
                Division                 (000's)     to highest)      (000's)     Ratio     (lowest to highest)  (lowest to highest)
---------------------------------------  --------  ----------------  ---------  ----------  -------------------  -------------------

UBS Tactical Allocation
  2003                                       404    $7.84 to $8.13   $   3,253     0.62 %      0.95% to 2.55%      11.68% to 13.07%
  2002                                       217    $7.02 to $7.19       1,548     0.45        0.95% to 2.55%     -25.08% to -23.67%
  2001                                        84    $9.37 to $9.42         787      **         0.95% to 2.20%             **
  2000                                        **          **                **      **               **                   **


                   UNAUDITED CONDENSED CONSOLIDATED
                          FINANCIAL STATEMENTS

                                 INDEX



                                                                           Page
                                                                           ----
PART I.        FINANCIAL INFORMATION (Unaudited)

Item 1.        Financial Statements:
                Condensed Consolidated Statements of Income                F-1
                Condensed Consolidated Balance Sheets                      F-2
                Condensed Consolidated Statements of Changes in
                  Shareholder's Equity                                     F-3
                Condensed Consolidated Statements of Cash Flows            F-4
                Notes to Condensed Consolidated Financial Statements       F-5

Item 2.        Management's Narrative Analysis of the Results of
                 Operations and Financial Condition                       F-11

Item 4.        Controls and Procedures                                    F-20

PART II.       OTHER INFORMATION

Item 1.        Legal Proceedings                                          F-21

Item 6.        Exhibits and Reports on Form 8-K                           F-21

Signatures                                                                F-22

PART I.       FINANCIAL INFORMATION (UNAUDITED)

Item 1.       Financial Statements



             GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)



                   Condensed Consolidated Statements of Income
                                   (Unaudited)
                                   (Millions)



                                               Three months ended September 30,    Nine months ended September 30,
                                                   2003              2002               2003             2002
                                              ----------------  ----------------  ----------------  ----------------
Revenue:
    Fee income                                  $       89.4      $       58.2      $      221.2      $      167.3
    Net investment income                               52.7              58.0             167.8             132.3
    Net realized capital gains                          15.6              25.2              87.8               0.4
    Other loss                                             -                 -              (0.1)                -
                                              ----------------  ----------------  ----------------  ----------------
Total revenue                                          157.7             141.4             476.7             300.0
                                              ----------------  ----------------  ----------------  ----------------
Benefits, losses and expenses:
    Benefits:
      Interest credited and other
        benefits to policyholders                      108.5             100.9             271.7             212.1
    Underwriting, acquisition, and
      insurance expenses:
        General expenses                                28.7              31.8              81.7             106.1
        Commissions                                     72.4              75.9             175.2             239.8
        Policy acquisition costs deferred              (58.4)            (86.4)           (150.3)           (242.9)
    Amortization of deferred policy
      acquisition costs and value of
      business acquired                                 41.7              96.5             129.9             129.2
    Other:
      Expense and charges reimbursed
        under modified coinsurance
        agreements                                     (37.7)            (20.4)            (88.8)            (77.6)
      Interest expense                                   3.5               3.3              10.3              12.7
                                              ----------------  ----------------  ----------------  ----------------
Total benefits, losses and expenses                    158.7             201.6             429.7             379.4
                                              ----------------  ----------------  ----------------  ----------------
(Loss) income before income taxes
    and cumulative effect of change in
    accounting principle                                (1.0)            (60.2)             47.0             (79.4)
Income tax (benefit) expense                            (7.8)            (19.2)              7.3             (25.7)
                                              ----------------   ---------------  ----------------  ----------------
Income (loss) before cumulative effect of
    change in accounting principle                       6.8             (41.0)             39.7             (53.7)
Cumulative effect of change in
    accounting principle                                   -                 -                 -            (135.3)
                                              ----------------  ----------------  ----------------  ----------------
Net income (loss)                               $        6.8      $      (41.0)     $       39.7      $     (189.0)
                                              ================  ================  ================  ================


   The accompanying notes are an integral part of these financial statements.

             GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)


                      Condensed Consolidated Balance Sheets
                          (Millions, except share data)



                                                                                   September 30,
                                                                                        2003          December 31,
                                                                                    (Unaudited)           2002
                                                                                  ----------------  ----------------
Assets
Investments:
  Fixed maturities, available for sale, at
    fair value (amortized cost of $5,229.3 at 2003 and $4,720.1 at 2002)            $    5,458.8      $    4,936.4
  Equity securities, at fair value:
    Investment in mutual funds (cost of $9.9 at 2003 and $22.9 at 2002)                      9.3              19.0
  Mortgage loans on real estate                                                            770.3             482.4
  Policy loans                                                                              17.2              16.0
  Other investments                                                                         26.6               2.2
                                                                                  ----------------  ----------------
Total investments                                                                        6,282.2           5,456.0
Cash and cash equivalents                                                                   55.5             148.5
Accrued investment income                                                                   64.5              61.9
Reinsurance recoverable                                                                     14.3             196.9
Receivable for securities sold                                                              21.7                 -
Deferred policy acquisition costs                                                          796.9             678.0
Value of business acquired                                                                   8.7               8.5
Other assets                                                                                16.2               5.3
Assets held in separate accounts                                                        14,692.5          11,029.3
                                                                                  ----------------  ----------------
Total assets                                                                        $   21,952.5      $   17,584.4
                                                                                  ================  ================
Liabilities and Shareholder's Equity
Policy liabilities and accruals:
  Future policy benefits and claims reserves                                        $    5,395.9      $    5,159.1
Notes to affiliates                                                                        170.0             170.0
Due to affiliates                                                                            9.1                 -
Payables for securities purchased                                                           42.4                 -
Dollar roll obligations                                                                    111.0              40.0
Current income taxes                                                                        22.2              42.4
Deferred income taxes                                                                      129.3              79.8
Other liabilities                                                                           36.4              64.7
Liabilities related to separate accounts                                                14,692.5          11,029.3
                                                                                  ----------------  ----------------
Total liabilities                                                                       20,608.8          16,585.3
                                                                                  ----------------  ----------------
Shareholder's equity
    Common stock (250,000 shares authorized, issued and
      outstanding; $10.00 per share par value)                                               2.5               2.5
    Additional paid-in capital                                                           1,358.4           1,128.4
    Accumulated other comprehensive income                                                  77.0               2.1
    Retained deficit                                                                       (94.2)           (133.9)
                                                                                  ----------------  ----------------
Total shareholder's equity                                                               1,343.7             999.1
                                                                                  ----------------  ----------------
Total liabilities and shareholder's equity                                          $   21,952.5      $   17,584.4
                                                                                  ================  ================



   The accompanying notes are an integral part of these financial statements.

             GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)


     Condensed Consolidated Statements of Changes in Shareholder's Equity
                                   (Unaudited)
                                   (Millions)



                                                                                    Nine Months Ended September 30,
                                                                                         2003                2002
                                                                                  ----------------  ----------------

Shareholder's equity, beginning of period                                           $      999.1      $      817.8
Comprehensive income (loss):
    Net income (loss)                                                                       39.7            (189.0)
    Other comprehensive income net of tax: unrealized gain
      on securities ($115.2 and $20.8, pretax year to date)                                 74.9              13.5
                                                                                  ----------------  ----------------
Total comprehensive income (loss)                                                          114.6            (175.5)
Loss on sale to affiliate                                                                     -               (3.0)
Contribution of capital                                                                    230.0             239.7
                                                                                  ----------------  ----------------
Shareholder's equity, end of period                                                 $    1,343.7      $      879.0
                                                                                  ================  ================



   The accompanying notes are an integral part of these financial statements.

             GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES
     (A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)


                 Condensed Consolidated Statements of Cash Flows
                                   (Unaudited)
                                   (Millions)


                                                                                     Nine months ended September 30,
                                                                                         2003               2002
                                                                                  ----------------  ----------------
Net cash provided by operating activities                                           $      260.0      $       92.0

Cash Flows from Investing Activities
  Proceeds from the sale, maturity, or repayment of:
    Fixed maturities available for sale                                                  5,696.4           5,534.2
      Equity securities                                                                     11.4                 -
      Mortgage loans on real estate                                                         36.5              12.4
  Acquisition of investments:
    Fixed maturities available for sale                                                 (6,126.8)         (8,043.7)
    Equity securities                                                                          -             (22.8)
    Mortgage loans on real estate                                                         (324.4)           (135.1)
    Other investments                                                                      (24.4)             (0.1)
  Disposal of subsidiary at book value                                                         -             (31.6)
  Proceeds from sale of interest in subsidiary                                                 -              27.7
  (Increase) decrease in policy loans                                                       (1.2)             (0.9)
  Purchase of property and equipment                                                        (0.6)             (0.4)
                                                                                  ----------------  ----------------
Net cash used in investing activities                                                     (733.1)         (2,660.3)
                                                                                  ----------------  ----------------
Cash Flows from Financing Activities
    Deposits and interest credited for investment contracts                              1,152.7           3,345.4
    Maturities and withdrawals from insurance and investment contracts                    (249.0)           (136.1)
    Transfers to separate accounts                                                        (888.1)           (791.6)
    Repayment of notes payable                                                                 -             (76.4)
    Cash received on reinsurance recapture                                                 134.5                 -
    Contribution of capital from parent                                                    230.0             245.0
                                                                                  ----------------  ----------------
Net cash provided by financing activities                                                  380.1           2,586.3
                                                                                  ----------------  ----------------
Net (decrease) increase in cash and cash equivalents                                       (93.0)             18.0

Cash and cash equivalents, beginning of period                                             148.5             195.7
                                                                                  ----------------  ----------------
Cash and cash equivalents, end of period                                            $       55.5      $      213.7
                                                                                  ================  ================



   The accompanying notes are an integral part of these financial statements.

GOLDEN AMERICAN LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)
Notes to Condensed Financial Statements (Unaudited)
--------------------------------------------------------------------------------

1.   Basis of Presentation

     Golden American Life Insurance Company ("Golden American") and through April 1, 2002, its wholly-owned subsidiary, First Golden American Life Insurance Company of New York ("First Golden") (collectively the "Company") are providers of financial products and services in the United States. Golden American, a wholly-owned subsidiary of Equitable Life Insurance Company of Iowa ("Equitable Life" or the "Parent"), is a stock life insurance company organized under the laws of the State of Delaware. Golden American was originally incorporated under the laws of the State of Minnesota on January 2, 1973, in the name of St. Paul Life Insurance Company. Equitable Life is a wholly-owned subsidiary of Lion Connecticut Holding, Inc. ("Lion Connecticut") which is an indirect wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands.

     On June 25, 2003, each Board of Directors and each sole shareholder of Equitable Life Insurance Company of Iowa, United Life & Annuity Insurance Company and USG Annuity & Life Company (the "Merger Companies") and the Board of Directors and sole shareholder of the Company approved a plan to merge the Merger Companies with and into the Company. It is anticipated that the merger will be effective on January 1, 2004 (the "merger date"), subject to certain regulatory approvals. As of the merger date, the Merger Companies will cease to exist and will be succeeded by the Company. The Merger Companies, as well as the Company, are indirect, wholly-owned subsidiaries of ING. The Company is currently a Delaware stock life insurance company. Immediately prior to the merger, it is anticipated that the Company will become an Iowa insurance company. It is also anticipated that upon the merger the Company will be renamed ING USA Annuity and Life Insurance Company. On July 21, 2003, the Insurance Division of the State of Iowa approved the Articles of Merger of Golden American with the Merger Companies. Also on July 21, 2003, the Insurance Division of the State of Iowa approved the Restated Articles of Incorporation, effectively approving the re-domestication of the Company upon merger.

     The condensed consolidated financial statements and notes as of September 30, 2003 and December 31, 2002 and for the three and nine-month periods ended September 30, 2003 and 2002 ("interim periods") have been prepared in accordance with accounting principles generally accepted in the United States of America and are unaudited. The condensed consolidated financial statements reflect all adjustments (consisting only of normal recurring accruals) which are, in the opinion of management, necessary for the fair presentation of the consolidated financial position, results of operations and cash flows for the interim periods. These condensed consolidated financial statements and notes should be read in conjunction with the consolidated financial statements and related notes as presented in the Company's 2002 Annual Report on Form 10-K. The results of operations for the interim periods should not be considered indicative of results to be expected for the full year. Certain reclassifications have been made to 2002 financial information to conform to the 2003 presentation.

     The Company conducts its business through one operating segment, U.S. Financial Services ("USFS"), and revenue reported by the Company is predominantly derived from external customers.


2.   Recently Adopted Accounting Standards

     Accounting for Goodwill and Other Intangible Assets

     During 2002,  the Company  adopted  Financial  Accounting  Standards  Board
     ("FASB") Statement of Financial Accounting Standards ("FAS") No. 142, Goodwill and Other Intangible Assets ("FAS No.142"). Effective January 1, 2002, the Company applied the non-amortization provision of the new standard, therefore, the Company's net income is comparable for all periods presented.

     The adoption of this standard resulted in an impairment loss of $135.3 million, which was recorded by the Company in the fourth quarter of 2002. This impairment loss represented the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge was shown as a change in accounting principle on the December 31, 2002 Consolidated Income Statement.

     In accordance with FAS No. 142, a transitional impairment loss for goodwill should be recognized in the first interim period of the year of initial adoption, regardless of the period in which it was measured. The aggregate amount of the accounting change should be included in restated net income of the first interim period, and each subsequent period of that year should be presented on the restated basis. As such, net income for the nine months ended September 30, 2002, has been restated to reflect the January 1, 2002 impairment charge, which was recorded in the fourth quarter of 2002.


3.   New Accounting Pronouncements

     In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, which the Company intends to adopt on January 1, 2004. The impact on the financial statements is not known at this time.

     The Derivative Implementation Group ("DIG") responsible for issuing guidance on behalf of the FASB for implementation of FAS No. 133, Accounting for Derivative Instruments and Hedging Activities recently issued Statement Implementation Issue No. B36, Embedded Derivatives:
     Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Credit Worthiness of the Obligor under Those Instruments ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or total return debt index may be determined to contain embedded derivatives that are required to be bifurcated. The required date of adoption of DIG B36 for the Company is October 1, 2003. The Company has completed its evaluation of DIG B36 and determined that the Company has modified coinsurance treaties that are applicable to require implementation of the guidance. The applicable contracts, however, have been determined to generate embedded derivatives with a fair value of zero. Therefore, the guidance, while implemented, will have no impact on the Company's financial position, results of operations or cash flows.


4.   Deferred Policy Acquisition Costs and Value of Business Acquired

     Deferred Policy Acquisition Costs ("DAC") is an asset, which represents certain costs of acquiring certain insurance business, which are deferred and amortized. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain underwriting and contract issuance expenses, and certain agency expenses. Value of business acquired ("VOBA") is an asset, which represents the present value of estimated net cash flows embedded in the Company's contracts, which existed at the time the Company was acquired by ING. DAC and VOBA are evaluated for recoverability at each balance sheet date and these assets would be reduced to the extent that gross profits are inadequate to recover the asset.

     The amortization methodology varies by product type based upon two accounting standards: FAS No. 60, Accounting and Reporting by Insurance Enterprises ("FAS No. 60") and FAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and Realized Gains and Losses from the Sale of Investments ("FAS No. 97").

     Under FAS No. 60, acquisition costs for traditional life insurance products, which primarily include whole life and term life insurance contracts, are amortized over the premium payment period in proportion to the premium revenue recognition.

     Under FAS No. 97, acquisition costs for universal life and investment-type products, which include universal life policies and fixed and variable deferred annuities, are amortized over the life of the blocks of policies (usually 25 years) in relation to the emergence of estimated gross profits from surrender charges, investment margins, mortality and expense margins, asset-based fee income, and actual realized gains (losses) on investments. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

     VOBA activity for the nine months ended September 30, 2003 was as follows:



         (Millions)
         ----------
         Balance at December 31, 2002                                               $        8.5
             Adjustment for FAS No. 115                                                     (8.8)
             Interest accrued at 7%                                                          0.4
             Amortization                                                                    8.6
                                                                                  ----------------
         Balance at Sepember 30, 2003                                               $        8.7
                                                                                  ================


5.   Investments

     Impairments

     During the three months ended September 30, 2003, the Company determined that no fixed maturities had other than temporary impairments. During the three months ended September 30, 2002, the Company determined that four fixed maturities had other than temporary impairments. As a result, for the three months ended September 30, 2002, the Company recognized a pre-tax loss of $0.3 million to reduce the carrying value of the fixed maturities to their fair value at the time of impairment.

     During the first nine months of 2003, the Company determined that five fixed maturities had other than temporary impairments. As a result, for the nine months ended September 30, 2003, the Company recognized a pre-tax loss of $5.7 million to reduce the carrying value of the fixed maturities to their fair value at the time of impairment. During the first nine months of 2002, the Company determined that ten fixed maturities had other than temporary impairments. As a result, for the nine months ended September 30, 2002, the Company recognized a pre-tax loss of $7.2 million to reduce the carrying value of the fixed maturities to their fair value at the time of impairment.

     The fair value of the remaining impaired fixed maturities at September 30, 2003 and 2002 is $1.5 million and $4.1 million, respectively.

6.   Severance

     In December 2001, ING announced its intentions to further integrate and streamline the U.S.-based operations of ING Americas (which includes the Company) in order to build a more customer-focused organization. During the first quarter 2003, the Company performed a detail analysis of its severance accrual. As part of this analysis, the Company corrected the initial planned number of people to eliminate from 252 to 228 (corrected from the 2002 Annual Report on Form 10K) and extended the date of expected completion for severance actions to June 30, 2003. Activity for the nine months ended September 30, 2003 within the severance liability and positions eliminated related to such actions were as follows:




         (Millions, except positions data)                                            Liability           Positions
         ---------------------------------                                        -----------------  ----------------
         Balance at December 31, 2002                                               $         0.8              34.0
             Payments                                                                        (0.8)                -
             Positions eliminated due to internal replacement jobs                              -             (34.0)
                                                                                  ----------------  -----------------
         Balance at September 30, 2003                                              $           -                 -
                                                                                  ================  =================


7.   Income Taxes

     The effective tax rates for the three months ended September 30, 2003 and September 30, 2002 were 780.0% and 31.9%, respectively. The change in the three months rate was primarily caused by an increase in the deduction allowed for dividends received combined with a decrease in pre-tax income. The Company's effective tax rates for the nine months ended September 30, 2003 and 2002 were 15.5% and 32.4%, respectively. The change in the year-to-date rate was primarily caused by an increase in the deduction allowed for dividends received.


8.   Commitments and Contingent Liabilities

     Commitments

     Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At September 30, 2003 and December 31, 2002, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $113.6 million and $77.0 million, respectively.

     Litigation

     The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.


9.   Reinsurance

     In March 2003, the Company amended its reinsurance agreement with Security Life of Denver International ("SLDI"), an affiliate. Under this amendment, the Company terminated the reinsurance agreement for all inforce and new business and recaptured all in force business reinsured under the reinsurance agreement between the Company and SLDI retroactive to January 1, 2003. SLDI was released from all of its liabilities under the reinsurance agreement retroactive to January 1, 2003 and the Company reduced its reinsurance recoverable related to these liabilities by $150.1 million. On March 28, 2003, SLDI transferred assets to the Company in the amount of $185.6 million. The difference in amounts transferred on March 28, 2003 and the reduction of the reinsurance recoverable as of January 1, 2003 reflects adjustments on the investment income on the assets and letter of credit costs between January 1, 2003 and the date of the asset transfer. It also encompasses the net effect of a recapture fee paid in the amount of $5.0 million offset by the receipt of a $24.1 million negative ceding commission. The net impact of which was deferred in policy acquisition costs and is being amortized over the period of estimated future profits.

Item 2. Management's Narrative Analysis of the Results of Operations and Financial Condition

          Overview

          The following narrative analysis of the results of operations and financial condition presents a review of Golden American Life Insurance Company ("Golden American") and through April 1, 2002, its wholly-owned subsidiary, First Golden American Life Insurance Company of New York ("First Golden") (collectively the "Company") as of September 30, 2003 and December 31, 2002 and for the three and nine-month periods ended September 30, 2003 and 2002. This review should be read in conjunction with the condensed consolidated financial statements and other data presented herein, as well as the "Management's Narrative Analysis of the Results of Operations and Financial Condition" section contained in the Company's 2002 Annual Report on Form 10-K.

          On June 25, 2003, each Board of Directors and each sole shareholder of Equitable Life Insurance Company of Iowa, United Life & Annuity
          Insurance Company and USG Annuity & Life Company (the "Merger Companies") and the Board of Directors and sole shareholder of the Company approved a plan to merge the Merger Companies with and into the Company. It is anticipated that the merger will be effective on January 1, 2004 (the "merger date"), subject to certain regulatory approvals. As of the merger date, the Merger Companies will cease to exist and will be succeeded by the Company. The Merger Companies, as well as the Company, are indirect, wholly-owned subsidiaries of ING. The Company is currently a Delaware stock life insurance company. Immediately prior to the merger, it is anticipated that the Company will become an Iowa insurance company. It is also anticipated that upon the merger the Company will be renamed ING USA Annuity and Life Insurance Company.

          Nature of Business

          The Company offers a portfolio of variable and fixed insurance products designed to meet customer needs for tax-advantaged savings for retirement and protection from death. The Company's variable and fixed insurance products are marketed by broker/dealers, financial institutions, and insurance agents. The Company's primary customers are consumers and corporations.

          Recently Adopted Accounting Standards

          Accounting for Goodwill and Other Intangible Assets

          During 2002, the Company adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("FAS") No. 142, "Goodwill and Other Intangible Assets" ("FAS No.142"). Effective January 1, 2002, the Company applied the non-amortization provision of the new standard, therefore, the Company's net income is comparable for all periods presented.

          The adoption of this standard resulted in an impairment loss of $135.3 million which was recorded by the Company in the fourth quarter of 2002. This impairment loss represented the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge was shown as a change in accounting principle on the December 31, 2002 Consolidated Income Statement.

          In accordance with FAS No. 142, a transitional impairment loss for goodwill should be recognized in the first interim period of the year of initial adoption, regardless of the period in which it was measured. The aggregate amount of the accounting change should be included in restated net income of the first interim period, and each subsequent period of that year should be presented on the restated basis. As such, net income for the nine months ended September 30, 2002, has been restated to reflect the January 1, 2002 impairment charge, which was recorded in the fourth quarter of 2002.

          New Accounting Pronouncements

          In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, Accounting and
          Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, which the Company intends to adopt on January 1, 2004. The impact on the financial statements is not known at this time.

          The Derivative Implementation Group ("DIG") responsible for issuing guidance on behalf of the FASB for implementation of FAS No. 133, Accounting for Derivative Instruments and Hedging Activities recently issued Statement Implementation Issue No. B36, Embedded Derivatives:
          Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Credit Worthiness of the Obligor under Those Instruments ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or total return debt index may be determined to contain embedded derivatives that are required to be bifurcated. The required date of adoption of DIG B36 for the Company is October 1, 2003. The Company has completed its evaluation of DIG B36 and determined that the Company has modified coinsurance treaties that are applicable to require implementation of the guidance. The applicable contracts, however, have been determined to generate embedded derivatives with a fair value of zero. Therefore, the guidance, while implemented, will have no impact on the Company's financial position, results of operations or cash flows.

          Critical Accounting Policies

          General

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the use of estimates and assumptions in certain circumstances that affect amounts reported in the accompanying consolidated financial statements and related footnotes. These estimates and assumptions are evaluated on an on-going basis based on historical developments, market conditions, industry trends and other information that is reasonable under the circumstances. There can be no assurance that actual results will conform to estimates and assumptions, and that reported results of operations will not be affected in a materially adverse manner by the need to make future accounting adjustments to reflect changes in these estimates and assumptions from time to time.

          The Company has identified the following estimates as critical in that they involve a higher degree of judgment and are subject to a significant degree of variability. In developing these estimates management makes subjective and complex judgments that are inherently uncertain and subject to material changes as facts and circumstances develop. Although variability is inherent in these estimates, management believes the amounts provided are appropriate based upon the facts available upon compilation of the condensed consolidated financial statements.

          Investment Impairment Testing

          The Company reviews the general account investments for impairments by considering the length of the time and the extent to which the market value has been less than cost; the financial condition and near term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. Based on the facts and circumstances of each case, management uses judgment in deciding whether any calculated impairments are temporary or other than temporary. For those impairments judged to be other than temporary, the Company reduces the carrying value of those investments to the current fair value and records impairment losses for the difference.

          Amortization of Deferred Acquisition Costs and Value of Business Acquired

          Deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA") are amortized with interest over the life of the contracts (usually 25 years) in relation to the present value of estimated gross profits from projected interest margins, asset-based fees, policy administration and surrender charges less policy maintenance fees.

          Changes in assumptions can have a significant impact on the calculation of DAC/VOBA and its related amortization patterns. Due to the relative size of the DAC/VOBA balance and the sensitivity of the calculation to minor changes in the underlying assumptions and the related volatility that could result in the reported DAC/VOBA balance, the Company performs a quarterly analysis of DAC/VOBA. At each balance sheet date, actual historical gross profits are reflected and expected future gross profits and related assumptions are evaluated for continued reasonableness.

          Any adjustment in estimated profit requires that the amortization rate be revised retroactively to the date of policy or contract issuance ("unlocking"), which could be significant. The cumulative difference related to prior periods is recognized as a component of the current period's amortization, along with amortization associated with the actual gross profits of the period. In general, increases in estimated returns result in increased expected future profitability and may lower the rate of amortization, while increases in lapse/surrender and mortality assumptions or decreases in returns reduce the expected future profitability of the underlying business and may increase the rate of amortization.

          One of the most significant assumptions involved in the estimation of future gross profits for variable universal life and variable deferred annuity products is the assumed return associated with future separate account performance. To reflect the near-term and long-term volatility in the equity markets this assumption involves a combination of near-term expectations and a long-term assumption about market performance. The overall return generated by the separate account is dependent on several factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds as well as equity sector weightings.

          Forward-Looking Information/Risk Factors

          In connection with the "safe harbor" provisions of the Private Securities Litigation Reform Act of 1995, the Company cautions readers regarding certain forward-looking statements contained in this report and in any other statements made by, or on behalf of, the Company, whether or not in future filings with the Securities and Exchange Commission ("SEC"). Forward-looking statements are statements not based on historical information and which relate to future operations, strategies, financial results, or other developments. Statements using verbs such as "expect," "anticipate," "believe" or words of similar import generally involve forward-looking statements. Without limiting the foregoing, forward-looking statements include statements which represent the Company's beliefs concerning future levels of sales and redemptions of the Company's products, investment spreads and yields, or the earnings and profitability of the Company's activities.

          Forward-looking statements are necessarily based on estimates and assumptions that are inherently subject to significant business, economic and competitive uncertainties and contingencies, many of which are beyond the Company's control and many of which are subject to change. These uncertainties and contingencies could cause actual results to differ materially from those expressed in any forward-looking statements made by, or on behalf of, the Company.

          Whether or not actual results differ materially from forward-looking statements may depend on numerous foreseeable and unforeseeable developments. Some may be national in scope, such as general economic conditions, changes in tax law and changes in interest rates (for additional information, see the Legislative Initiatives section below). Some may relate to the insurance industry generally, such as pricing competition, regulatory developments and industry consolidation. Others may relate to the Company specifically, such as credit, volatility and other risks associated with the Company's investment portfolio. Investors are also directed to consider other risks and uncertainties discussed in documents filed by the Company with the SEC. The Company disclaims any obligation to update forward-looking information.

          Results of Operations

          Fee income increased by $31.2 million and $53.9 million for the three and nine months ended September 30, 2003, respectively, compared to the same periods ended September 30, 2002. The increase is primarily due to an increase in average variable assets under management between the respective time periods.

          Net investment income decreased by $5.3 million for the three months ended September 30, 2003 compared to the same period in 2002, primarily due to lower yields and futures losses. Net investment income increased by $35.5 million for the nine months ended September 30, 2003 compared to the same period in 2002, primarily due to an increase in investment asset levels, partially offset by futures losses and lower yields.

          Net realized capital gains for the three months ended September 30, 2003 decreased by $9.6 million compared to the same period in 2002, primarily due to an increasing treasury rate during the three months ended September 30, 2003, versus a decreasing treasury rate during the same period in 2002. The 10-year treasury yield (constant maturities) decreased from 4.8% to 3.6% during the three months ended September 30, 2002 and increased from 3.5% to 3.9% during the three months ended September 30, 2003. Net realized capital gains for the nine months ended September 30, 2003 increased by $87.4 million compared to the same period in 2002 primarily due to a decrease in the year-to-date average interest rate. A year-to-date average interest rate measurement is used when interest rates do not show either a steady increase or decrease over time. In a declining rate environment, the market value of fixed maturities held in the Company's portfolio increases, assuming no credit deterioration. In a rising rate environment, the market value of fixed maturities held decreases. The fluctuations in net realized gains reflect the impact of the interest rate environment on the overall sale of fixed maturities during the respective time periods.

          Other income for the three and nine months ended September 30, 2003, respectively, is comparable to that for the same periods in 2002.

          Interest credited and other benefits to policyholders increased $7.6 million and $59.6 million for the three and nine months ended September 30, 2003, respectively, compared to the same periods ended September 30, 2002. The increase is primarily due to an overall increase in fixed inforce business, partially offset by a reduction in the guarantee benefits reserve associated with the recovery of the equity markets.

          General expenses decreased $3.1 million and $24.4 million for the three and nine months ended September 30, 2003, respectively, compared to the same periods ended September 30, 2002. The decrease is primarily due to a decline in fixed business sales resulting in lower general expenses. Also contributing to the decrease is a lower allocation of corporate and service charges from the Company's parent and other affiliates who provide services to the Company, as a result of increased efficiencies gained from ING's company-wide cost reduction efforts.

          Commissions decreased $3.5 million and $64.6 million for the three and nine months ended September 30, 2003, respectively, compared to the same periods ended September 30, 2002. The decrease is primarily due to lower sales resulting in less commission. Also contributing to the decrease in commissions for the nine months ended September 30, 2003 is a negative ceding commission as a part of the recapture of a reinsurance agreement that was deferred in the policy acquisition costs deferred line.

          Policy acquisition costs deferred decreased $28.0 million and $92.6 million for the three and nine months ended September 30, 2003, respectively, compared to the same periods ended September 30, 2002. The decrease was primarily due to lower sales during the respective periods as well as to the deferral of a net gain attributed to the recapture of a reinsurance agreement.

          Amortization of deferred policy acquisition costs and value of business acquired for the three months ended September 30, 2003, decreased by $54.8 million, compared to the same period in 2002. Amortization of long-duration products is recorded in proportion to actual and estimated future gross profits. Estimated gross profits are computed based on underlying assumptions related to the underlying contracts, including but not limited to interest margins, mortality, lapse, premium persistency, expenses, and asset growth. The decrease in the amortization of deferred policy acquisition costs and value of insurance acquired reflects the impact of these variables on the overall book of business. Amortization of deferred policy acquisition costs and value of business acquired for the nine months ended September 30, 2003, is comparable to that for the same period in 2002.

          Expenses and charges reimbursed under modified coinsurance ("MODCO") agreements increased $17.3 million and $11.2 million for the three and nine months ended September 30, 2003, respectively, compared to the same periods ended September 30, 2002. The increase is primarily due to an increase in expense allowances as a result of new business written and covered by MODCO.

          Interest expense for the three months ended September 30, 2003 is comparable to that for the same period in 2002. The decrease of $2.4 million for the nine months ended September 30, 2003, compared to the same period in 2002, however, is primarily due to the redemption of two notes on June 28, 2002.

          The cumulative effect of the change in accounting principle for the nine months ended September 30, 2002 was a loss of $135.3 million. As noted in the Recently Adopted Accounting Standards section, this write down is related to FAS No. 142, which addresses the value of goodwill and other intangible assets.

          Net income increased by $47.9 million and $228.7 million for the three and nine months ended September 30, 2003, respectively, compared to the same periods in 2002. Higher earnings for the three months ended September 30, 2003 are primarily the result of increased fee income, reduced amortization of deferred acquisition costs and value of business acquired, partially offset by decreased policy acquisition costs deferred. Higher earnings for the nine months ended September 30, 2003, are primarily the result of increased fee income, increased net investment income, increased net realized capital gains, combined with a decrease of general expenses and commissions, partially offset by decreased policy acquisition costs deferred. In addition, the earnings for the nine months ended September 30, 2002 were reduced by $132.3 million as a result of a cumulative effect of a change in accounting principle resulting from the write off of goodwill in accordance with FAS No. 142.

          Financial Condition

          Investments

          Fixed Maturities

          At September 30, 2003 and December 31, 2002, the Company's carrying value of available for sale fixed maturities represented 86.9% and 90.5%, respectively, the total general account invested assets. Total fixed maturities reflected net unrealized capital gains of $229.5 million and $216.3 million at September 30, 2003 and December 31, 2002, respectively.

          It is management's objective that the portfolio of fixed maturities be of high quality and be well diversified by market sector. The fixed maturities in the Company's portfolio are generally rated by external rating agencies and, if not externally rated, are rated by the Company on a basis believed to be similar to that used by the rating agencies. The average quality rating of the Company's fixed maturities portfolio was A+ at September 30, 2003 and December 31, 2002.

          Fixed maturities rated BBB and below may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer to make principal and interest payments than is the case with higher rated fixed maturities.

          The percentage of total fixed maturities by quality rating category is as follows:

                                                                                    September 30,    December 31,
                                                                                         2003             2002
                                                                                  ----------------  ----------------
              AAA                                                                         34.6  %           34.1  %
              AA                                                                           4.3               9.2
              A                                                                           22.8              23.4
              BBB                                                                         34.9              30.2
              BB                                                                           2.5               2.3
              B and below                                                                  0.9               0.8
                                                                                  ----------------  ----------------
              Total                                                                      100.0  %          100.0  %
                                                                                  ================  ================

          The percentage of total fixed maturities by market sector is as follows:

                                                                                    September 30,     December 31,
                                                                                          2003            2002
                                                                                  ----------------  ----------------
              U.S. Corporate                                                              56.5  %           59.8  %
              Residential Mortgaged-backed                                                14.6              13.2
              Commercial/Multifamily Mortgage-backed                                       6.5               6.0
              Foreign (1)                                                                 13.2              10.7
              U.S. Treasuries/Agencies                                                     0.3               4.2
              Asset-backed                                                                 8.9               6.1
                                                                                  ----------------  ----------------
              Total                                                                      100.0  %          100.0  %
                                                                                  ================  ================

          (1)  Primarily U.S. dollar denominated

          The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis in accordance with FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management considers the length of the time and the extent to which the market value has been less than cost; the financial condition and near term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a fixed maturity investment will not be collected, an other than temporary impairment is considered to have occurred.

          When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

          Liquidity and Capital Resources

          Liquidity is the ability of the Company to generate sufficient cash flows to meet the cash requirements of operating, investing, and financing activities. The Company's principal sources of liquidity are annuity premiums and product charges, investment income, maturing investments, proceeds from debt issuance, and capital contributions. Primary uses of these funds are payments of commissions and operating expenses, interest and premium credits, investment purchases, repayment of debt, as well as withdrawals and surrenders.

          The Company's liquidity position is managed by maintaining adequate levels of liquid assets, such as cash or cash equivalents and short-term investments. Additional sources of liquidity include borrowing facilities to meet short-term cash requirements. The Company maintains a $40.0 million revolving loan agreement with ING America Insurance Holdings, Inc. ("ING AIH"), an affiliate of the Company, and the Company has established a $75.0 million revolving note facility with a national bank. Management believes that its sources of liquidity are adequate to meet the Company's short-term cash obligations.

          The National Association of Insurance Commissioners' ("NAIC") risk-based capital requirements require insurance companies to calculate and report information under a risk-based capital formula. These requirements are intended to allow insurance regulators to monitor the capitalization of insurance companies based upon the type and mixture of risks inherent in a Company's operations. The formula includes components for asset risk, liability risk, interest rate exposure, and other factors. The Company has complied with the NAIC's risk-based capital reporting requirements. Amounts reported indicate that the Company has total adjusted capital above all required capital levels.

          During the nine months ended September 30, 2003 and during the year ended December 31, 2002, the Company received capital contributions of $230.0 million and $356.3 million, respectively.

          Under the MODCO agreement, Golden American received a net reimbursement of expenses and charges of $89.3 million for the nine months ended September 30, 2003 and $100.9 million for the year ended December 31, 2002. The Company had a receivable from Equitable Life of $6.0 million as of September 30, 2003 and a payable to Equitable Life of $7.1 million as of December 31, 2002, each for a remaining amount of net cash settlement for the modified coinsurance agreement.

          Legislative Initiatives

          The Jobs and Growth Tax Relief Reconciliation Act of 2003 which was enacted in the second quarter may impact the Company. The Act's provisions, which reduce the tax rates on long-term capital gains and corporate dividends, impact the relative competitiveness of the Company's products especially variable annuities.

          Other legislative proposals under consideration include repealing the estate tax, changing the taxation of products, changing life insurance company taxation and making changes to nonqualified deferred compensation arrangements. Some of these proposals, if enacted, could have a material effect on life insurance, annuity and other retirement savings product sales.

          The impact on the Company's tax position and products cannot be predicted.

Item 4.   Controls and Procedures

          a) The Company carried out an evaluation, under the supervision and with the participation of its management, including its Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Company's disclosure controls and procedures (as defined in Rule 13a-15(e) and 15d-15(e)) of the Securities Exchange Act of 1934) as of the end of the period covered by this report. Based on that evaluation, the Chief Executive Officer and the Chief Financial Officer have concluded that the Company's current disclosure controls and procedures are effective in ensuring that material information relating to the Company required to be disclosed in the Company's periodic SEC filings is made known to them in a timely manner.

          b) There has not been any change in the internal controls over financial reporting of the Company that occurred during the period covered by this report that has materially affected or is reasonably likely to materially affect these internal controls.

PART II.  OTHER INFORMATION

Item 1.   Legal Proceedings

          The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.

          As with many financial services companies, affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.


Item 6.   Exhibits and reports on Form 8-K

          (a)  Exhibits

               31.1 Certificate of David A. Wheat pursuant to Section 302 of the
                    Sarbanes-Oxley Act of 2002.

               31.2 Certificate  of Keith Gubbay  pursuant to Section 302 of the
                    Sarbanes-Oxley Act of 2002.

               32.1 Certificate of David A. Wheat pursuant to Section 906 of the
                    Sarbanes-Oxley Act of 2002.

               32.2 Certificate  of Keith Gubbay  pursuant to Section 906 of the
                    Sarbanes-Oxley Act of 2002.

               A Third Amendment to Asset Management Agreement dated as of August 18, 2003, between ING Investment Management LLC and Golden American Life Insurance Company

          (b)  Reports on Form 8-K

               None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                            GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                           (Registrant)


November 12, 2003           By /s/ David A. Wheat
-----------------              -------------------------------------------------
      (Date)                   David A. Wheat
                               Senior Vice President and Chief Financial Officer

                                                                    Exhibit 31.1


                                  CERTIFICATION

I, David A. Wheat, certify that:

1. I have reviewed this quarterly report on Form 10-Q of Golden American Life Insurance Company;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations and cash flows of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Exchange Act Rules 13a-15(e) and 15d-15(e)) for the registrant and have:

     a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of the end of the period covered by this report based on such evaluation; and

     c) disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter (the registrant's fourth fiscal quarter in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed, based on our most recent evaluation of internal control over financial reporting, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize and report financial information; and

     b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date      November 12, 2003
          -------------------


By        /s/ David A. Wheat
          --------------------------------------------------------
          David A. Wheat
          Senior Vice President and Chief Financial Officer
          (Duly Authorized Officer and Principal Financial Officer)

                    OTHER FINANCIAL STATEMENTS AND INFORMATION

                                      INDEX



                                                                           Page
                                                                           ----

Item 2.   Acquisition or Disposition of Assets                               3

Item 5.   Other Events                                                       3

Item 7.   Financial Statements and Exhibits                                  5

          (a) Financial Statements of Business Acquired                      5
          (b) Pro Forma Financial Information in Accordance
              with Accounting  Principles Generally Accepted
              in the United States of America                                5
          (c) Exhibits                                                      14


Item 2.   Acquisition or Disposition of Assets

          On January 1, 2004 (the "merger date"), Equitable Life Insurance Company of Iowa ("ELIC"), USG Annuity & Life Company ("USG"), and
          United Life & Annuity Insurance Company ("ULA") (the "Merger Companies"), merged with and into Golden American Life Insurance
          Company ("Golden"). Also on January 1, 2004, immediately after the merger, Golden changed its name to ING USA Annuity and Life Insurance Company ("ING USA" or the "Company"). As of the merger date, the Merger Companies ceased to exist and were succeeded by the Company. ING USA is domiciled in Iowa and is a wholly-owned subsidiary of Lion Connecticut Holdings Inc., which is an indirect, wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands.

          Statement of Financial Accounting Standards No. 141, Business Combinations, excludes transfers of net assets or exchanges of shares between entities under common control, and notes that certain provisions under Accounting Principles Board Opinion No. 16, Business Combinations ("APB 16"), provide a source of guidance for such transactions. In accordance with APB 16, financial information of the combined entity is presented as if the entities had been combined for the full year, and all comparative financial statements are restated and presented as if the entities had previously been combined, in a manner similar to a pooling-of-interests.

          Prior to the merger date, the Merger Companies were affiliated companies of ING USA and indirect, wholly-owned subsidiaries of ING. ELIC was domiciled in Iowa and offered various insurance products, including deferred and immediate annuities, variable annuities, and interest sensitive and traditional life insurance. ULA was also domiciled in Iowa and primarily offered annuity related insurance products, as well as life and health insurance that was ceded to other insurers. USG was domiciled in Oklahoma and offered various insurance products, including deferred fixed annuities, immediate annuities, and interest-sensitive life insurance.

          Each Board of Directors and each sole shareholder of the Merger Companies and the Board of Directors and sole shareholder of the Company approved the merger plan on June 25, 2003 (see Exhibit 99.8). The State of Iowa Insurance Division and the Department of Insurance of the State of Oklahoma also approved the merger.


Item 5.   Other Events

          Golden was renamed from "Golden American Life Insurance Company" to "ING USA Annuity and Life Insurance Company." The name change occurred immediately after the merger of ELIC, USG, and ULA with and into Golden, with the Company remaining as the surviving corporation under the name ING USA Annuity and Life Insurance Company.

          The Company, formerly a Delaware insurance company, changed its state of domicile from Delaware to Iowa and became an Iowa insurance company immediately prior to the merger of ELIC, USG, and ULA, with and into Golden. On July 16, 2003, the Insurance Division of the State of Iowa approved the Restated Articles of Incorporation, effectively approving the re-domestication of the Company. The re-domestication was effective on January 1, 2004.

Item 7.   Financial Statements and Exhibits

          (a)  Financial Statements of Businesses Acquired

               Included are the financial statements of ELIC (the survivor to the merger with Ameribest Life Insurance Company, an affiliate, on January 1, 2003), USG, and ULA, prepared in conformity with statutory accounting principles ("SAP") (financial statements for these entities were not historically prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP")). These statements include audited statutory basis financial statements for the years ended December 31, 2002 and 2001, as well as unaudited statutory basis financial statements for the nine months ended September 30, 2003 and September 30, 2002 (financial statements for the three months ended September 30 are not required for statutory purposes).

               See (c) Exhibits for financial statements.

          (b) Pro Forma Financial Information in Accordance with Accounting Principles Generally Accepted in the United States of America

               Unaudited Pro Forma  Condensed  Consolidated  Balance Sheet as of
                 September  30, 2003
               Unaudited Pro Forma Condensed  Consolidated  Statements of Income
                 for the Nine Months Ended September 30, 2003 and 2002
               Unaudited Pro Forma Condensed  Consolidated  Statements of Income
                 for the Years Ended December 31, 2002, 2001, and 2000
               Notes to Unaudited  Pro Forma  Condensed  Consolidated  Financial
                 Statements as of September 30, 2003, and for the periods ended December 31, 2002, 2001, and 2000, and September 30, 2003 and 2002

               The following unaudited pro forma condensed consolidated financial information is based on the historical financial statements of ING USA, ELIC, USG, and ULA, and has been prepared to illustrate the effects of the merger of ELIC, USG, and ULA, with and into Golden. The unaudited pro forma condensed consolidated financial information is presented for illustration purposes only, and is not necessarily indicative of the operating results or financial position that would have occurred if the merger had been consummated, nor is it necessarily indicative of future operating results or financial position of the consolidated company.

Unaudited Pro Forma Condensed Consolidated Balance Sheet as of
September 30, 2003
--------------------------------------------------------------------------------



                                                                                                        Pro Forma       Pro Forma
(Millions)                                      ING USA         ELIC          USG          ULA         Adjustments     Consolidated
                                             -------------  ------------  ------------  ---------  -----------------   -------------
Assets
Investments:
  Fixed maturities, available for sale,
    at fair value                            $    5,458.8   $   3,800.2   $   6,337.5   $  611.7   $        -          $   16,208.2
  Equity securities, at fair value:
    Common stock                                        -          20.5             -          -            -                  20.5
    Preferred stock                                     -           0.4           1.3          -            -                   1.7
    Investment in mutual funds                        9.3         120.0             -          -            -                 129.3
    Investment in subsidiaries                          -       1,878.8             -          -     (1,878.8)(1)                 -
    Mortgage loans on real estate                   770.3         954.3       1,501.3       38.0            -               3,263.9
    Real estate                                         -           3.0           3.7          -            -                   6.7
    Policy loans                                     17.2         127.9          31.9        0.9            -                 177.9
    Short-term investments                              -         127.2          22.0          -            -                 149.2
    Other investments                                26.6         207.0         (77.3)       8.4       (135.0)(2)              29.7
                                             -------------  ------------  ------------  ---------  -----------------   -------------
Total investments                                 6,282.2       7,239.3       7,820.4      659.0     (2,013.8)             19,987.1

Cash and cash equivalents                            55.5          22.3         570.7        2.0            -                 650.5
Accrued investment income                            64.5          48.5          77.8        7.0            -                 197.8
Reinsurance recoverable                              14.3           6.4           0.7          -            -                  21.4
Receivable for securities sold                       21.7          37.5          58.1       14.9            -                 132.2
Deferred policy acquisition costs                   796.9         791.5         145.8        2.8            -               1,737.0
Value of business acquired                            8.7          70.2          33.8        3.3            -                 116.0
Other assets                                         16.2           9.4           1.4       (0.1)           -                  26.9
Assets held in separate accounts                 14,692.5         980.4             -       60.8            -              15,733.7
                                             -------------  ------------  ------------  ---------  -----------------   -------------
Total assets                                 $   21,952.5   $   9,205.5   $   8,708.7   $  749.7   $ (2,013.8)         $   38,602.6
                                             =============  ============  ============  =========  =================   =============

Liabilities and Shareholder's Equity
Policy liabilities and accruals:
  Future policy benefits and
    claims reserves                          $    5,395.9   $   5,449.0   $   7,266.4   $  577.5   $        -          $   18,688.8
Notes to affiliates                                 170.0             -             -          -       (135.0)(2)              35.0
Due to affiliates                                     9.1          22.2          20.7        1.3            -                  53.3
Payables for securities purchased                    42.4          66.6          83.3       14.8            -                 207.1
Borrowed money                                      111.0         207.8         784.6          -            -               1,103.4
Current income taxes                                 22.2         (19.3)        (22.4)      (1.7)           -                 (21.2)
Deferred income taxes                               129.3         (75.2)        (47.8)      (8.9)           -                  (2.6)
Other liabilities                                    36.4          99.4          88.8        1.7            -                 226.3
Liabilities related to separate accounts         14,692.5         980.4             -       60.7            -              15,733.6
                                             -------------  ------------  ------------  ---------  -----------------   -------------
Total liabilities                                20,608.8       6,730.9       8,173.6      645.4       (135.0)             36,023.7
                                             -------------  ------------  ------------  ---------  -----------------   -------------
Shareholder's equity
  Common stock                                        2.5           5.0           2.5        8.4        (15.9)(1)(3)            2.5
  Additional paid-in capital                      1,358.4       3,600.3       1,468.2      188.7     (2,815.7)(1)(3)        3,799.9
  Accumulated other comprehensive income             77.0         289.7         130.6       13.6       (207.6)(1)             303.3
  Retained deficit                                  (94.2)     (1,420.4)     (1,066.2)    (106.4)     1,160.4 (1)          (1,526.8)
                                             -------------  ------------  ------------  ---------  -----------------   -------------
Total shareholder's equity                        1,343.7       2,474.6         535.1      104.3     (1,878.8)              2,578.9
                                             -------------  ------------  ------------  ---------  -----------------   -------------
Total liabilities and shareholder's equity   $   21,952.5   $   9,205.5   $   8,708.7   $  749.7   $ (2,013.8)         $   38,602.6
                                             =============  ============  ============  =========  =================   =============

Unaudited Pro Forma Condensed Consolidated Statement of Income for the
9 Months Ended September 30, 2003
--------------------------------------------------------------------------------


                                                                                                        Pro Forma        Pro Forma
(Millions)                                      ING USA         ELIC          USG          ULA         Adjustments     Consolidated
                                             -------------  ------------  -----------  -----------  ----------------   -------------
Revenue:
  Premiums                                   $          -   $      20.6   $      0.7   $        -   $         -        $       21.3
  Fee income                                        221.2          35.6         11.2          1.8             -               269.8
  Net investment income                             167.8         221.1        345.9         27.3          (7.6)(2)           754.5
  Net realized capital gains (losses)                87.8          (1.5)        (0.6)         8.9             -                94.6
  Other income (loss)                                (0.1)          6.3          1.0            -             -                 7.2
                                             -------------  ------------  -----------  -----------  ----------------   -------------
Total revenue                                       476.7         282.1        358.2         38.0          (7.6)            1,147.4
                                             -------------  ------------  -----------  -----------  ----------------   -------------
Benefits, losses and expenses:
  Benefits:
    Interest credited and other
      benefits to policyholders                     271.7         226.0        276.3         20.0             -               794.0
  Underwriting, acquisition, and
    insurance expenses:
      General expenses                               81.7          45.0         26.2          2.4             -               155.3
      Commissions                                   175.2          26.6         34.1          0.4             -               236.3
      Policy acquisition costs deferred            (150.3)       (151.3)       (43.3)        (0.3)            -              (345.2)
  Amortization of deferred policy
     acquisition costs and value of
     business acquired                              129.9          56.1         44.5          5.7             -               236.2
  Other:
    Expense and charges reimbursed
      under modified coinsurance agreements         (88.8)         89.3            -            -             -                 0.5
    Interest expense                                 10.3           5.0          4.6            -          (7.6)(2)            12.3
                                             -------------  ------------  -----------  -----------  ----------------   -------------
Total benefits, losses and expenses                 429.7         296.7        342.4         28.2          (7.6)            1,089.4
                                             -------------  ------------  -----------  -----------  ----------------   -------------
Income (loss) before income taxes                    47.0         (14.6)        15.8          9.8             -                58.0
Income tax expense (benefit)                          7.3          (5.6)         5.5          3.4             -                10.6
Equity in subsidiaries                                  -          50.0            -            -         (50.0)(4)               -
                                             -------------  ------------  -----------  -----------  ----------------   -------------
Net income (loss)                            $       39.7   $      41.0   $     10.3   $      6.4   $     (50.0)       $       47.4
                                             =============  ============  ===========  ===========  ================   =============

Unaudited Pro Forma Condensed Consolidated Statement of Income for the
9 Months Ended September 30, 2002
--------------------------------------------------------------------------------



                                                                                                        Pro Forma       Pro Forma
(Millions)                                      ING USA         ELIC          USG          ULA         Adjustments     Consolidated
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Revenue:
  Premiums                                   $          -   $      23.4   $      0.9   $        -   $         -        $       24.3
  Fee income                                        167.3          42.0         16.1          3.0             -               228.4
  Net investment income                             132.3         162.9        293.8         33.3          (9.6)(2)           612.7
  Net realized capital gains (losses)                 0.4         (34.3)       (55.2)        (6.9)            -               (96.0)
  Other income (loss)                                   -           6.3          2.0            -             -                 8.3
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Total revenue                                       300.0         200.3        257.6         29.4          (9.6)              777.7
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Benefits, losses and expenses:
  Benefits:
    Interest credited and other
      benefits to policyholders                     212.1         178.3        274.2         20.3             -               684.9
  Underwriting, acquisition, and
    insurance expenses:
      General expenses                              106.1          36.2         24.4          1.2             -               167.9
      Commissions                                   239.8          33.7         60.3          0.4             -               334.2
      Policy acquisition costs deferred            (242.9)       (145.3)       (66.2)           -             -              (454.4)
  Amortization of deferred policy
    acquisition costs and value of
    business acquired                               129.2          72.5         36.3          3.4             -               241.4
  Other:
    Expense and charges reimbursed
      under modified coinsurance
      agreements                                    (77.6)         74.1            -            -             -                (3.5)
    Interest expense                                 12.7           5.1          4.6            -          (9.6)(2)            12.8
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Total benefits, losses and expenses                 379.4         254.6        333.6         25.3          (9.6)              983.3
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Income (loss) before income taxes                   (79.4)        (54.3)       (76.0)         4.1             -              (205.6)
Income tax expense (benefit)                        (25.7)        (19.5)       (26.6)         1.4             -               (70.4)
Equity in subsidiaries                                  -        (103.1)           -            -         103.1(4)                -
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Income (loss) before cumulative effect
  of change in accounting principle          $      (53.7)  $    (137.9)  $    (49.4)  $      2.7   $     103.1        $     (135.2)
                                             =============  ============  ===========  ===========  =================  =============

Unaudited Pro Forma Condensed Consolidated Statement of Income for the
Year Ended December 31, 2002
--------------------------------------------------------------------------------



                                                                                                        Pro Forma        Pro Forma
(Millions)                                      ING USA         ELIC          USG          ULA         Adjustments     Consolidated
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Revenue:
  Premiums                                   $          -   $      30.2   $      1.1   $        -   $           -      $       31.3
  Fee income                                        204.0          54.0         20.0          3.7               -             281.7
  Net investment income                             197.7         249.7        416.6         44.1           (12.2)(2)         895.9
  Net realized capital gains (losses)                 4.2         (43.7)       (65.7)         2.1               -            (103.1)
  Other income (loss)                                 3.5          10.3          2.4          0.1               -              16.3
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Total revenue                                       409.4         300.5        374.4         50.0           (12.2)          1,122.1
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Benefits, losses and expenses:
  Benefits:
    Interest credited and other
      benefits to policyholders                     276.5         246.0        370.5         26.8               -             919.8
  Underwriting, acquisition, and
    insurance expenses:
      General expenses                              139.7          46.5         33.0          1.0               -             220.2
      Commissions                                   288.7          41.5         71.7          0.6               -             402.5
      Policy acquisition costs deferred            (292.2)       (186.6)       (80.2)           -               -            (559.0)
  Amortization of deferred policy
    acquisition costs and value
    of business acquired                            127.8         126.0         44.5          3.8               -             302.1
  Other:
    Expense and charges reimbursed
      under modified coinsurance
      agreements                                   (104.9)        100.9            -            -               -              (4.0)
    Interest expense                                 16.0           6.9          6.1            -           (12.2)(2)          16.8
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Total benefits, losses and expenses                 451.6         381.2        445.6         32.2           (12.2)          1,298.4
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Income (loss) before income taxes                   (42.2)        (80.7)       (71.2)        17.8               -            (176.3)
Income tax expense (benefit)                        (12.5)        (29.0)       (24.9)         6.2               -             (60.2)
Equity in subsidiaries                                  -         (76.0)           -            -            76.0(4)              -
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Income (loss) before cumulative effect
  of change in accounting principle          $      (29.7)  $    (127.7)  $    (46.3)  $     11.6   $        76.0      $    (116.1)
                                             =============  ============  ===========  ===========  =================  =============

Unaudited Pro Forma Condensed Consolidated Statement of Income for the
Year Ended December 31, 2001
--------------------------------------------------------------------------------



                                                                                                        Pro Forma        Pro Forma
(Millions)                                      ING USA         ELIC           USG         ULA         Adjustments     Consolidated
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Revenue:
  Premiums                                   $          -   $      33.2   $      1.1   $        -   $           -      $       34.3
  Fee income                                        188.9          56.7         23.9          4.8               -             274.3
  Net investment income                              94.4         234.7        481.0         54.1           (14.3)(2)         849.9
  Net realized capital gains (losses)                (6.5)        (32.7)       (55.5)         1.3               -             (93.4)
  Other income (loss)                                   -           9.4          1.4            -               -              10.8
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Total revenue                                       276.8         301.3        451.9         60.2           (14.3)          1,075.9
                                             -------------  ------------  -----------  -----------  -----------------  -------------

Benefits, losses and expenses:
  Benefits:
    Interest credited and other
      benefits to policyholders                     209.0         179.2        356.1         38.9               -             783.2
  Underwriting, acquisition, and
    insurance expenses:
      General expenses                              119.9          94.7         23.3          3.3               -             241.2
      Commissions  C                                232.4          51.0         35.4          0.7               -             319.5
      Policy acquisition costs deferred            (128.2)       (312.6)       (47.1)        (0.6)              -            (488.5)
  Amortization of deferred policy
    acquisition costs and value of
    business acquired                                49.6          55.6         65.3          4.4               -             174.9
  Goodwill                                            4.2          13.0         19.1          1.1               -              37.4
  Other:
    Expense and charges reimbursed
      under modified coinsurance
      agreements                                   (225.6)        224.6            -            -               -              (1.0)
    Interest expense                                 19.4           7.3         10.8          0.3           (14.3)(2)          23.5
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Total benefits, losses and expenses                 280.7         312.8        462.9         48.1           (14.3)          1,090.2
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Income (loss) before income taxes                    (3.9)        (11.5)       (11.0)        12.1               -             (14.3)
Income tax expense (benefit)                          0.1           0.5          2.8          4.6               -               8.0
Equity in subsidiaries                                  -         (17.8)           -            -            17.8(4)              -
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Net income (loss)                            $       (4.0)  $     (29.8)  $    (13.8)  $      7.5   $        17.8      $      (22.3)
                                             =============  ============  ===========  ===========  =================  =============

Unaudited Pro Forma Condensed Consolidated Statement of Income for the
Year Ended December 31, 2000
--------------------------------------------------------------------------------


                                                                                                        Pro Forma        Pro Forma
(Millions)                                       ING USA         ELIC         USG          ULA         Adjustments     Consolidated
                                             -------------  ------------  -----------  -----------  -----------------  -------------

Revenue:
  Premiums                                   $          -   $      33.0   $      2.3   $        -   $           -      $       35.3
  Fee income                                        167.9          68.7         42.5          7.6               -             286.7
  Net investment income                              64.1         198.6        506.1         60.8           (14.3)(2)         815.3
  Net realized capital gains (losses)                (6.6)        (25.8)       (84.8)        (8.2)              -            (125.4)
  Other income (loss)                                   -          10.0          1.4            -               -              11.4
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Total revenue                                       225.4         284.5        467.5         60.2           (14.3)          1,023.3
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Benefits, losses and expenses:
  Benefits:
    Interest credited and other
      benefits to policyholders                     199.9         183.7        352.6         44.1               -             780.3
  Underwriting, acquisition, and
    insurance expenses:
      General expenses                               89.5          86.4         10.8          2.5               -             189.2
      Commissions                                   213.7          70.7         41.3          3.9               -             329.6
      Policy acquisition costs deferred            (168.4)       (303.1)       (59.3)        (4.1)              -            (534.9)
   Amortization of deferred policy
     acquisition costs and value of
     business acquired                               60.0          31.8         18.8          2.9               -             113.5
   Goodwill                                           4.2          13.0         19.1          1.1               -              37.4
   Other:
     Expense and charges reimbursed
       under modified coinsurance
       agreements                                  (225.8)        218.8            -            -               -              (7.0)
     Interest expense                                19.9           2.8          0.8            -           (14.3)(2)           9.2
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Total benefits, losses and expenses                 193.0         304.1        384.1         50.4           (14.3)            917.3
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Income (loss) before income taxes                    32.4         (19.6)        83.4          9.8               -             106.0
Income tax expense (benefit)                         13.2          (2.2)        35.8          3.8               -              50.6
Equity in subsidiaries                                  -          66.8            -            -           (66.8)(4)             -
                                             -------------  ------------  -----------  -----------  -----------------  -------------
Net income (loss)                            $       19.2   $      49.4   $     47.6   $      6.0   $       (66.8)     $       55.4
                                             =============  ============  ===========  ===========  =================  =============

1.   Pro Forma Consolidation

     Statement of Financial Accounting Standards No. 141, Business Combinations ("FAS 141"), excludes transfers of net assets or exchanges of shares between entities under common control, and notes that certain provisions under Accounting Principles Board Opinion No. 16, Business Combinations ("APB 16"), provide a source of guidance for such transactions. In accordance with APB 16, financial information of the combined entity is presented as if the entities had been combined for the full year, and all comparative financial statements are restated and presented as if the entities had previously been combined, in a manner similar to a pooling-of-interests.

     The unaudited pro forma condensed consolidated financial statements have been prepared in a manner similar to a pooling-of-interests, in accordance with the provisions of APB 16 in order to present the condensed financial position and results of operations of ING USA Annuity and Life Insurance Company ("ING USA"), Equitable Life Insurance Company of Iowa ("ELIC"), United Life & Annuity Insurance Company ("ULA"), and USG Annuity & Life Company ("USG"), as if the entities had previously been combined. The unaudited pro forma condensed consolidated balance sheet and income statements give effect to the consolidation transaction as if it had occurred on September 30, 2003 and January 1, 2000, respectively.

     Following is a description of the pro forma adjustments that have been made to the financial statements. All pro forma adjustments are elimination entries related to intercompany transactions between the entities, as required by accounting principles generally accepted in the United States of America. There were no other pro forma adjustments.

     (1) Prior to the merger, ING USA and USG were wholly owned subsidiaries of ELIC. The pro forma adjustment eliminates the ELIC investment in ING USA and USG subsidiaries.

     (2) Prior to the merger, ING USA had an outstanding surplus note payable to ELIC. The pro forma adjustment eliminates the surplus note and related interest between ING USA and ELIC.

     (3) All of the shares of capital stock of ELIC, USG, and ULA, will be canceled and retired, and ceased to exist, as of the merger with ING USA.

     (4) Prior to the merger, ING USA and USG were wholly owned subsidiaries of ELIC. The pro forma adjustment eliminates the ELIC equity in ING USA and USG income.

2.   Accounting for Goodwill and Intangible Assets

     The cumulative effect of change in accounting principle for the unaudited pro forma condensed consolidated income statements for the nine months ended September 30, 2002, and the year ended December 31, 2002, reflects the adoption of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets, ("FAS 142"). During 2002, ING USA and the Merger Companies adopted FAS 142.

     The adoption of this standard resulted in an impairment loss of $1,298.5 million in 2002. This impairment loss represented the entire carrying amount of goodwill, net of accumulated amortization, and is recorded as a change in accounting principle for the nine months ended September 30, 2002 and the year ended December 31, 2002.

     Effective January 1, 2002, ING USA and the Merger Companies applied the non-amortization provision (net of tax) of the new standard, which resulted in an increase in net income of $37.0 million for the twelve months ended December 31, 2002. Had ING USA and the Merger Companies been accounting for goodwill under FAS 142 for all periods presented, the Company's net income
     (loss) would have been as follows:



                                                                                    Year ended        Year ended
                                                                                   December 31,      December 31,
     (Millions)                                                                        2001              2000
                                                                                  --------------    --------------

     Pro forma consolidated net income (loss)                                     $      (22.3)     $        55.4

     Add back goodwill amortization, net of tax                                           37.0               37.0
                                                                                  --------------    --------------
     Adjusted pro forma consolidated net income                                   $       14.7      $        92.4
                                                                                  ==============    ==============


3.   Statutory Merger

     On January 1, 2003, Ameribest Life Insurance Company ("AMB"), an affiliated life insurance company domiciled in Georgia, was merged with ELIC.

     As FAS 141 excludes transfers of net assets or exchanges of shares between entities under common control, the merger was based on certain provisions under APB 16, which provide a source of guidance for such transactions.

     The unaudited pro forma condensed consolidated financial statements have been prepared in a manner similar to a pooling-of-interests, in accordance with the provisions of APB 16, in order to present the condensed results of operations of ELIC and AMB as if the entities had previously been combined. The pro forma condensed consolidated income statements give effect to the consolidation transaction as if it had occurred on January 1, 2000.

     The September 30, 2002, balances within the September 30, 2003, statutory financial statements have been restated as a result of this merger (see
     Exhibit 99.5).



     (c)    Exhibits

            Reference
            Number            Page       Exhibit Description

            99.1              1-44       Audited statutory basis financial  statements for the years ended December 31,  2002 and
                                         2001,  for Equitable  Life Insurance  Company of Iowa,  including  Report of Independent
                                         Auditors.

            99.2              1-27       Audited statutory  basis financial statements for the years  ended December 31, 2002 and
                                         2001, for Ameribest Life Insurance Company, including Report of Independent Auditors.

            99.3              1-4        Unaudited  statutory basis financial  statements for the nine months ended September 30,
                                         2003 and 2002, for Equitable Life  Insurance  Company of Iowa  (including the effects of the merger with Ameribest Life Insurance Company, an affiliate).

            99.4              1-35       Audited statutory basis financial  statements for the years ended December 31,  2002 and
                                         2001, for USG Annuity & Life Company, including Report of Independent Auditors.

            99.5              1-4        Unaudited statutory  basis financial  statements for the nine months ended September 30,
                                         2003 and 2002, for USG Annuity & Life Company.

            99.6              1-34       Audited statutory basis financial  statements for the years ended December 31,  2002 and
                                         2001,  for United Life & Annuity  Insurance  Company,  including  Report of  Independent
                                         Auditors.

            99.7              1-4        Unaudited  statutory basis financial  statements for the nine months ended September 30,
                                         2003 and 2002, for United Life & Annuity Insurance Company.

            99.8              1-4        Agreement  and plan of  merger  of USG  Annuity  & Life  Company,  United  Life & Annuity
                                         Insurance  Company,  and Equitable  Life Insurance  Company of Iowa into Golden  American
                                         Life Insurance Company to be renamed ING USA Annuity & Life Insurance Company

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.



                               ING USA Annuity and Life Insurance Company
                               -------------------------------------------------
                                                (Registrant)



Date  January 2, 2004          /s/ David A. Wheat
      ---------------          -------------------------------------------------
                               David A. Wheat
                               Senior Vice President and Chief Financial Officer



                               /s/ Keith Gubbay
                               -------------------------------------------------
                               Keith Gubbay
                               President

                                                                    Exhibit 99.1


                         Report of Independent Auditors


Board of Directors and Stockholder
Equitable Life Insurance Company of Iowa

We have audited the accompanying statutory basis balance sheets of Equitable Life Insurance Company of Iowa ("the Company" and a wholly owned subsidiary of ING America Insurance Holdings, Inc.) as of December 31, 2002 and 2001, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Iowa Department of Regulatory Agencies of the State of Iowa, Iowa Insurance Division, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Equitable Life Insurance Company of Iowa at December 31, 2002 and 2001 or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Equitable Life Insurance Company of Iowa at December 31, 2002 and 2001, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Iowa Insurance Division.

As discussed in Note 3 to the financial statements, in 2001 the Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Iowa Insurance Division.


                                                           /s/ Ernst & Young LLP



March 21, 2003

                    Equitable Life Insurance Company of Iowa
                        Balance Sheets - Statutory Basis
--------------------------------------------------------------------------------

                                                                                              December 31
                                                                                        2002                2001
                                                                                  ---------------     ---------------
                                                                                             (In Thousands)


Admitted assets
Cash and invested assets:
     Bonds                                                                        $    2,925,958      $    2,628,098
     Preferred stocks                                                                        441                 490
     Common stocks                                                                       120,285                 306
     Subsidiaries                                                                        811,079             761,039
     Mortgage loans                                                                      859,953             842,253
     Real estate, less accumulated depreciation
       (2002 - $339; 2001- $531)                                                           3,651               5,254
     Policy loans                                                                        130,790             139,826
     Other invested assets                                                               180,117             266,358
     Cash and short-term investments                                                      25,102              67,592
                                                                                  ---------------     ---------------
Total cash and invested assets                                                         5,057,376           4,711,216

Deferred and uncollected premiums, less loading
   (2002 - $785, 2001 - $751)                                                             64,607               5,736
Accrued investment income                                                                 43,330              40,604
Reinsurance balances recoverable                                                             785               1,020
Data processing equipment, less accumulated
   depreciation (2002-$5,459; 2001-$3,243)                                                   186                 373
Indebtedness from related parties                                                        107,057              29,687
Federal income tax recoverable                                                            50,531              34,688
Separate account assets                                                                  959,377           1,406,693
Other assets                                                                             303,168             273,482
                                                                                  ---------------     ---------------
Total admitted assets                                                             $    6,586,417      $    6,503,499
                                                                                  ===============     ===============


See accompanying notes - statutory basis.

                    Equitable Life Insurance Company of Iowa
                  Balance Sheets - Statutory Basis (continued)
--------------------------------------------------------------------------------

                                                                                              December 31
                                                                                        2002                2001
                                                                                  ---------------     ---------------
                                                                                              (In Thousands,
                                                                                          except share amounts)


Liabilities and capital and surplus
Liabilities:
     Policy and contract liabilities:
         Life and annuity reserves                                                $    4,015,244      $    3,580,706
         Deposit type contracts                                                          189,296             152,193
         Policyholders' funds                                                                310                 282
         Dividends payable                                                                23,795              24,385
         Unpaid claims                                                                     2,227               8,122
                                                                                  ---------------     ---------------
     Total policy and contract liabilities                                             4,230,872           3,765,688

     Accounts payable and accrued expenses                                                26,439              26,012
     Indebtedness to related parties                                                      66,200              21,091
     Asset valuation reserve                                                              25,738              26,060
     Interest maintenance reserve                                                         13,573              17,123
     Borrowed money                                                                      148,996             135,948
     Other liabilities                                                                   (14,220)             66,062
     Separate account liabilities                                                        959,377           1,406,693
                                                                                  ---------------     ---------------
Total liabilities                                                                      5,456,975           5,464,677

Capital and surplus:
     Common stock: $1.00 par value; authorized 7,500,000
       shares, issued and outstanding 5,000,300 shares                                     5,000               5,000
     Additional paid-in capital                                                        1,215,324             700,324
     Unassigned (deficit) surplus                                                        (90,882)            333,498
                                                                                  ---------------     ---------------
Total capital and surplus                                                              1,129,442           1,038,822
                                                                                  ---------------     ---------------
Total liabilities and capital and surplus                                         $    6,586,417      $    6,503,499
                                                                                  ===============     ===============


See accompanying notes - statutory basis.

                    Equitable Life Insurance Company of Iowa
                   Statements of Operations - Statutory Basis
--------------------------------------------------------------------------------


                                                                                          Year ended December 31
                                                                                         2002                2001
                                                                                  ---------------     ---------------
                                                                                             (In Thousands)

Premiums and other revenues:
     Life, annuity, and accident and health premiums                              $    1,832,175       $    2,645,375
     Policy proceeds and dividends left on deposit                                         1,840                1,263
     Net investment income                                                               228,150              232,779
     Amortization of interest maintenance reserve                                         (2,570)               2,299
     Commissions, expense allowances and reserve adjustments on
       reinsurance ceded                                                                     (80)                  91
     Other income                                                                         23,058               41,581
                                                                                  ---------------      ---------------
Total premiums and other revenues                                                      2,082,573            2,923,388

Benefits paid or provided:
     Death benefits                                                                       44,630               41,922
     Annuity benefits                                                                    119,150              103,305
     Surrender benefits                                                                  638,053              464,583
     Interest on policy or contract funds                                                  6,192                7,043
     Other benefits                                                                        7,209                6,906
     Life contract withdrawals                                                            47,009               49,110
Increase in life, annuity, and accident and health reserves                            1,186,223            2,055,065
Net transfers from separate accounts                                                    (135,686)             (98,628)
                                                                                  ---------------      ---------------
Total benefits paid or provided                                                        1,912,780            2,629,306

Insurance expenses:
     Commissions                                                                         157,842              205,363
     General expenses                                                                     45,159               81,288
     Insurance taxes, licenses and fees, excluding federal income
       taxes                                                                               3,801                9,080
                                                                                  ---------------      ---------------
Total insurance expenses                                                                 206,802              295,731
                                                                                  ---------------      ---------------
Loss from operations before policyholder dividends,                                      (37,009)              (1,649)
   federal income taxes and net realized capital losses


                     Equitable Life Insurance Company of Iowa
                   Statements of Operations - Statutory Basis (continued)
--------------------------------------------------------------------------------


                                                                                          Year ended December 31
                                                                                         2002                2001
                                                                                  ---------------     ---------------
                                                                                             (In Thousands)


Dividends to policyholders                                                                23,406              25,228
                                                                                  ---------------     ---------------
Loss from operations before federal income taxes and                                     (60,415)            (26,877)
   net realized capital losses
Federal income taxes                                                                      38,715              (1,605)
                                                                                  ---------------     ---------------
Loss from operations before net realized capital losses                                  (99,130)            (25,272)
Net realized capital losses net of income taxes 2002 - $(10,288);
   2001 - $(7,441) and excluding net transfers to the interest
   maintenance reserve 2002- $3,295; 2001- $3,720                                        (20,665)            (37,807)
                                                                                  ---------------     ---------------
Net loss                                                                          $     (119,795)     $      (63,079)
                                                                                  ===============     ===============



See accompanying notes - statutory basis.

                    Equitable Life Insurance Company of Iowa
         Statements of Changes in Capital and Surplus - Statutory Basis
--------------------------------------------------------------------------------


                                                                                          Year ended December 31
                                                                                         2002                2001
                                                                                  ---------------     ---------------
                                                                                             (In Thousands)

Common stock:
   Balance at beginning and end of year                                           $        5,000      $         5,000
                                                                                  ===============     ================

Paid-in and contributed surplus:
   Balance at beginning of year                                                          700,324              248,743
   Capital contributions                                                                 515,000              451,581
                                                                                  ---------------     ----------------
   Balance at end of year                                                         $    1,215,324      $       700,324
                                                                                  ===============     ================

Unassigned deficit:
     Balance at beginning of year                                                        333,498              344,924
     Net loss                                                                           (119,795)             (63,079)
     Change in net unrealized capital gains or losses                                   (307,450)              35,976
     Change in nonadmitted assets                                                        (58,477)              65,659
     Change in asset valuation reserve                                                       322               12,378
     Change in net deferred income tax excluding tax effect
       of nonadmitted assets                                                              61,020               30,125
     Change in accounting principle, net of tax                                                -               (6,073)
     Transfer of prepaid pension assets                                                        -              (87,412)
     Cession of existing risks, net of tax                                                     -                1,000
                                                                                  ---------------     ----------------
     Balance at end of year                                                       $      (90,882)     $       333,498
                                                                                  ===============     ================
Total capital and surplus                                                         $    1,129,442      $     1,038,822
                                                                                  ===============     ================

See accompanying notes - statutory basis.

                    Equitable Life Insurance Company of Iowa
                   Statements of Cash Flows - Statutory Basis
--------------------------------------------------------------------------------


                                                                                          Year ended December 31
                                                                                         2002                2001
                                                                                  ---------------     ---------------
                                                                                             (In Thousands)

Operations
Premiums, policy proceeds, and other considerations received,
   net of reinsurance paid                                                        $    1,775,113      $    2,647,810
Net investment income received                                                           274,233             243,697
Commission and expense allowances received on reinsurance ceded                              (54)                 91
Benefits paid                                                                           (862,628)           (673,320)
Net transfers to separate accounts                                                       148,848             111,689
Insurance expenses paid                                                                 (199,451)           (274,085)
Dividends paid to policyholders                                                          (23,568)            (25,413)
Federal income taxes (paid) received                                                     (45,836)             71,450
Net other (expenses) revenues                                                           (697,081)             41,873
                                                                                  ---------------     ---------------
Net cash provided by operations                                                          369,576           2,143,792

Investments
Proceeds from sales, maturities, or repayments of investments:
     Bonds                                                                             3,559,637           2,401,946
     Preferred stocks                                                                        357              11,844
     Common stocks                                                                       103,451              61,428
     Mortgage loans                                                                        2,241                   -
     Other invested assets                                                                51,647               6,951
     Miscellaneous proceeds                                                               84,561               1,989
     Net tax on capital gains                                                                  -              (7,441)
                                                                                  ---------------     ---------------
Net proceeds from sales, maturities, or repayments of investments                      3,801,894           2,476,717
Cost of investments acquired:
     Bonds                                                                             3,938,840           2,938,801
     Preferred stocks                                                                    556,492             451,581
     Mortgage loans                                                                      121,122             179,837
     Other invested assets                                                                   844               3,835
     Miscellaneous applications                                                          106,945                   -
                                                                                  ---------------     ---------------
Total cost of investments acquired                                                     4,724,243           3,574,054
Net (decrease) increase in policy loans                                                   (9,656)              1,185
                                                                                  ---------------     ---------------
Net cash used in investment activities                                                  (912,693)         (1,098,522)


                    Equitable Life Insurance Company of Iowa
             Statements of Cash Flows - Statutory Basis (continued)
--------------------------------------------------------------------------------


                                                                                          Year ended December 31
                                                                                         2002                2001
                                                                                  ---------------     ---------------
                                                                                             (In Thousands)


Financing and miscellaneous activities
Cash provided:
     Capital and surplus paid-in                                                         506,300             446,508
     Borrowed money                                                                       13,008              13,660
     Premium and other deposit type funds                                                 20,799             (21,565)
     Other uses                                                                          (39,480)         (1,699,700)
                                                                                  ---------------     ---------------
Net cash provided by (used in) financing and
   miscellaneous activities                                                              500,627          (1,261,097)
                                                                                  ---------------     ---------------
Net decrease in cash and short-term investments                                          (42,490)           (215,827)
Cash and short-term investments:
     Beginning of year                                                                    67,592             283,419
                                                                                  ---------------     ---------------
     End of year                                                                  $       25,102      $       67,592
                                                                                  ===============     ===============

See accompanying notes - statutory basis.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies

     Equitable Life Insurance Company of Iowa (the Company) is domiciled in Iowa and is a wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"). The Company offers various insurance products including deferred and immediate annuities, variable annuities, and interest sensitive and traditional life insurance. These products are marketed by the Company's career agency force, independent insurance agents, broker/dealers, and financial institutions. The Company's primary customers are individuals. The Company is presently licensed in 49 states, the District of Columbia and Puerto Rico.

     The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

     Basis of Presentation

     The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the State of Iowa (Iowa Insurance Division), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The most significant variances from GAAP are as follows:

     Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder's equity for those designated as available-for-sale.

     For structured securities, when a negative yield results from a revaluation based on new prepayment assumptions (i.e., undiscounted cash flows are less than current book value), an other than temporary impairment is considered to have occurred and the asset is written down to the value of the undiscounted cash flows. For GAAP, assets are re-evaluated based on the discounted cash flows using a current market rate. Impairments are recognized when there has been an adverse change in cash flows and the fair value is less than book. The asset is then written down to fair value.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Basis of Presentation (continued)

     Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP.

     Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholders' equity rather than to income as required for fair value hedges.

     In addition, the Company invests in structured securities including mortgage-backed securities/collateralized mortgage obligations, asset-backed securities, collateralized debt obligations, and commercial mortgage-backed securities. For these structured securities, management compares the undiscounted cash flows to the carrying value. An other than temporary impairment is considered to have occurred when the undiscounted cash flows are less than the carrying value.

     Valuation Reserves: The asset valuation reserve ("AVR") is determined by an NAIC-prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

     Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral is reported as the interest maintenance reserve
     (IMR) in the accompanying balance sheets.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Basis of Presentation (continued)

     Realized gains and losses on investments are reported in operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines is charged to income.

     Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

     The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

     Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

     Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Basis of Presentation (continued)

     Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

     Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners' Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

     Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the
     treaty  be  recorded  as  an  offsetting   liability  and  charged  against
     unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

     Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

     Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

     Subsidiaries: The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Basis of Presentation (continued)

     Nonadmitted Assets: Certain assets designated as "nonadmitted," principally deferred federal income tax assets, disallowed interest maintenance reserves, non-operating software, past-due agents' balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

     Employee Benefits: For purposes of calculating the Company's postretirement benefit obligation, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently vested are also included.

     Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

     Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

     Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are non-admitted.
     Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

     Surplus Notes: Surplus notes are reported as a component of surplus. Under statutory accounting practices, no interest is recorded on the surplus notes until payment has been approved by the Iowa Division of Insurance. Under GAAP, surplus notes are reported as liabilities and the related interest is reported as a charge to earnings over the term of the note.

     Statements of Cash Flows: Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

     Reconciliation to GAAP

     The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

     Other significant accounting practices are as follows:

     Investments

     Bonds,   preferred  stocks,  common  stocks,   short-term  investments  and
     derivative instruments are stated at values prescribed by the NAIC, as follows:

          Bonds not backed by other loans are principally stated at amortized cost using the interest method.

          Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher-risk asset backed securities, which are valued using the prospective method.

          Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value. Nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the Securities Valuation Office of the NAIC ("SVO").

          Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/(losses) are reported in unassigned surplus along with adjustment for federal income taxes.

          The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of the time and the extent to which the market value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Investments (continued)

          The Company uses interest rate swaps, caps and floors, options and certain other derivatives as part of its overall interest rate risk management strategy for certain life insurance and annuity products. As the Company only uses derivatives for hedging purposes, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

          Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

          Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short-term assets or liabilities. The initial cost of any such agreement is amortized to net investment income over the life of the agreement. Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged items.

          The derivatives are reported in a manner that is consistent with the hedged asset or liability. All derivatives are reported at amortized cost with the exception of the S&P Options. The S&P Options are reported at fair value since the liabilities that are being hedged are reported at fair value. The unrealized gains or losses from the S&P Options are reported in investment income. Upon termination of a derivative that qualified for hedge accounting, the gain or loss is deferred in IMR or adjusts the basis of the hedged item.

          The Company's insurance subsidiaries are reported at their underlying statutory basis net assets plus the admitted portion of goodwill. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses.

          Mortgage loans are reported at amortized cost, less allowance for impairments.

          Policy loans are reported at unpaid principal balances.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Investments (continued)

          Land is reported at cost. Real estate occupied by the company is reported at depreciated cost; other real estate is reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

          For reverse repurchase agreements, Company policies require a minimum of 102% of the fair value of securities purchased under reverse repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in miscellaneous liabilities.

          Rollover dollar repurchase agreements are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

          Short-term investments are reported at amortized cost. Short-term investments include investments with maturities of less than one year at the date of acquisition.

          Other invested assets are reported at amortized cost using the effective interest method. Other invested assets primarily consist of residual collateralized mortgage obligations and partnership interests.

          Realized capital gains and losses are determined using the specific identification basis.

     Aggregate Reserve for Life Policies and Contracts

     Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2.25% to 10%.

     The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company's practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Aggregate Reserve for Life Policies and Contracts (continued)

     The methods used in valuation of substandard policies are as follows:

          For life, endowment and term policies issued substandard, the standard reserve during the premium-paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

          For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating. For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

     The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the State of Iowa is $246,911,000 at December 31, 2002. The amount of reserves for policies on which gross premiums are less than the net premiums deficiency reserves is $1,617,000 at December 31, 2002.

     The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The tabular interest of funds not involving life contingencies is calculated as the current year reserves, plus payments, less prior year reserves, less funds added.

     Guaranteed Minimum Death Benefits

     Guaranteed minimum death benefits ("GMDB") are features offered with a variable annuity contract that provide a minimum level of proceeds, regardless of account balance, in the event of the policyholder's death. The GMDB can either remain constant or increase, depending on the underlying guarantee. The GMDB features of many companies' variable annuity contracts contain a "dollar-for-dollar" withdrawal provision, which provides for a reduction in the GMDB on a dollar-for-dollar basis when a partial withdrawal occurs.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Guaranteed Minimum Death Benefits (continued)

     As a result of the equity market performance over the past several years, a number of variable annuity policies could have account values that are less than the GMDB. A policy holder with a sizeable minimum death benefit and a policy with a dollar-for-dollar withdrawal provision could withdraw all but a required minimal account value or transfer a portion of their variable annuity contract to another carrier, while maintaining a significant GMDB.

     For Statutory reserves, Actuarial Guideline 33, "Determining CARVM Reserves for Annuity Contract with Elective Benefits" (AG 33), defines the methodology and assumptions that are to be used to determine the minimum statutory reserves for annuity contracts. The purpose of Actuarial Guideline 34, "Variable Annuity Minimum Guaranteed Death Benefit Reserves" (AG 34) is "to interpret the standards for the valuation of reserves for Minimum Guaranteed Death Benefits included in variable annuity contracts."

     There is currently discussion whether AG 34 supersedes AG 33 when calculating the GMDB reserves or whether AG 33 and AG 34 should be applied jointly. Given the inherent ambiguity and controversy as to whether AG 34 supersedes AG 33 or whether AG 33 and AG 34 both apply in determining the appropriate reserves, and given the heightened interest of rating agencies regarding this issue, the Company has performed an initial assessment of its potential exposure related to GMDB's under the dollar-for-dollar features of its variable annuity products. The difference in interpretation as to the appropriate integration of AG 33 and AG 34 computational guidance could result in higher statutory reserve balances of approximately $35,000,000 as of December 31, 2002. The company has a wholly owned insurance subsidiary in which the difference in interpretation could result in higher reserve balances of approximately $85,000,000 as of December 31, 2002.

     Reinsurance

     Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contract and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Electronic Data Processing Equipment

     Electronic data processing equipment is carried at cost less accumulated depreciation. Depreciation for major classes of assets is calculated on a straight-line basis over the estimated useful lives of the assets.

     Participating Insurance

     Participating business approximates less than 11% of the Company's ordinary life insurance in force and 2% of premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividends of $23,406,000 and $25,228,000 were incurred 2002 and 2001, respectively.

     Pension Plans

     The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plan. The Company also provides a contributory retirement plan for substantially all employees.

     Nonadmitted Assets

     Nonadmitted assets are summarized as follows:

                                                                                              December 31
                                                                                        2002                2001
                                                                                  ---------------     ---------------
                                                                                              (In Thousands)


     Deferred federal income taxes                                                $      157,392       $      94,807
     Agents' debit balances                                                                  253                 705
     Furniture and equipment                                                               4,337               6,411
     Leasehold improvements                                                                1,033                   -
     Deferred and uncollected premium                                                        426                 372
     Commuted commission                                                                   1,108                   -
     Suspense debts                                                                        3,586               5,135
     Other                                                                                   231               2,459
                                                                                  ---------------      --------------
     Total nonadmitted assets                                                     $      168,366       $     109,889
                                                                                  ===============      ==============


     Changes in nonadmitted assets are generally reported directly in surplus as an increase or decrease in nonadmitted assets. Certain changes are reported directly in surplus as a change in unrealized capital gains or losses.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Cash Flow Information

     Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments (with a maturity of less than one year at date of acquisition).

     The Company borrowed  $1,253,710,000 and repaid $1,253,710,000 in 2002, and
     borrowed   $784,500,000  and  repaid  $784,500,000   during,   2001.  These
     borrowings were on a short-term basis, at an interest rate that approximated current money market rates and exclude borrowings from reverse dollar repurchase transactions. Interest paid on borrowed money was $204,000 and $1,646,000 during 2002 and 2001, respectively.

     Separate Accounts

     Separate account assets and liabilities held by the Company represent funds held for the benefit of the Company's variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders' account values. The assets and liabilities of these accounts are carried at fair value.

     Reserves related to the Company's mortality risk associated with these policies are included in life and annuity reserves. The operations of the separate accounts are not included in the accompanying statements of operations.

     Reclassifications

     Certain prior year amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2002 financial statement presentation.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

2.   Permitted Statutory Basis Accounting Practices

     The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the State of Iowa. The Iowa State Insurance Division recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency in under the Iowa Insurance Laws. The National Association of Insurance Commissioners' (NAIC) Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the state of Iowa. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

     The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Iowa Division of Insurance. As of December 31, 2002 and 2001, the Company had no such permitted accounting practices.


3.   Accounting Changes

     The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Iowa.
     Effective January 1, 2001, the State of Iowa required that insurance companies domiciled in the State of Iowa prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Iowa insurance commissioner.

     Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.

     As a result of these changes, the Company reported a change of accounting principle, as an adjustment that decreased unassigned funds surplus, by $6,073,000 as of January 1, 2001. Included in this total adjustment is a reduction in unassigned funds of approximately $12,670,000 related to guaranty funds, post retirement benefits and other assessments and an increase in unassigned funds of approximately $6,597,000 related to mortgage loans and bonds.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

4.   Investments

     The amortized cost and fair value of bonds and equity securities are as follows:



                                                                                  Gross                Gross
                                                               Amortized        Unrealized           Unrealized           Fair
                                                                  Cost             Gains               Losses             Value
                                                            ---------------    ---------------    ---------------    ---------------
                                                                                         (In Thousands)

     At December 31, 2002:
     U.S. Treasury securities and obligations of
       U.S. government corporations and agencies            $        6,605     $          643     $            -     $        7,248
     States, municipalities, and political
       subdivisions                                                    248                 11                  -                259
     Foreign government                                            172,130             12,466              4,538            180,058
     Public utilities securities                                   185,449              8,495              3,681            190,263
     Corporate securities                                        1,324,320             85,202             12,026          1,397,496
     Mortgage-backed securities                                    874,791             38,253             20,820            892,224
     Other structured securities                                   363,055             22,346             19,667            365,734
                                                            ---------------    ---------------    ---------------    ---------------
     Total fixed maturities                                      2,926,598            167,416             60,732          3,033,282

     Preferred stocks                                                  441                  -                  -                441
     Common stocks                                                 120,051                234                  -            120,285
                                                            ---------------    ---------------    ---------------    ---------------
     Total equity securities                                      120,492                234                  -             120,726
                                                            ---------------    ---------------    ---------------    ---------------
     Total                                                  $    3,047,090     $      167,650     $       60,732     $    3,154,008
                                                            ===============    ===============    ===============    ===============

     At December 31, 2001:
     U.S. Treasury securities and obligations of
       U.S. government corporations and agencies            $       35,463     $          306     $          730     $       35,039
     States, municipalities, and political
       subdivisions                                                    248                  -                  1                247
     Foreign government                                            111,157              3,952              3,077            112,032
     Public utilities securities                                   103,304              1,839              4,541            100,602
     Corporate securities                                        1,130,256             37,173             22,792          1,144,637
     Mortgage-backed securities                                    873,372             27,484             17,543            883,313
     Other structured securities                                   374,298             13,007             20,626            366,679
                                                            ---------------   ----------------    ---------------   ----------------
     Total fixed maturities                                      2,628,098             83,761             69,310          2,642,549

     Preferred stocks                                                  490                  -                  -                490
     Common stocks                                                     306                  -                  -                306
                                                            ---------------   ----------------    ---------------   ----------------
     Total equity securities                                           796                  -                  -                796
                                                            ---------------   ----------------    ---------------   ----------------
     Total                                                  $    2,628,894    $        83,761     $       69,310    $     2,643,345
                                                            ===============   ================    ===============   ================

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

4.   Investments (continued)

     The amortized cost and fair value of investments in bonds at December 31, 2002, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.



                                                                                     Amortized              Fair
                                                                                        Cost                Value
                                                                                  ---------------      ---------------
                                                                                              (In Thousands)


     December 31, 2002
     Maturity:
        Due in 1 year or less                                                     $       16,683       $       16,833
        Due after 1 year through 5 years                                                 499,720              530,636
        Due after 5 years through 10 years                                               863,485              909,340
        Due after 10 years                                                               308,864              318,514
                                                                                  ---------------      ---------------
                                                                                       1,688,752            1,775,323
     Mortgage-backed securities                                                          874,791              892,225
     Other structured securities                                                         363,055              365,734
                                                                                  ---------------      ---------------
     Total                                                                        $    2,926,598       $    3,033,282
                                                                                  ===============      ===============


     At December 31, 2002, investments in certificates of deposit and bonds, with an admitted asset value of $3,809,000, were on deposit with state insurance departments to satisfy regulatory requirements.

     Reconciliation of bonds from amortized cost to carrying value as of December 31, 2002 and 2001 is as follows:

                                                                                              December 31
                                                                                        2002                2001
                                                                                  ---------------     ---------------
                                                                                              (In Thousands)


     Amortized cost                                                               $    2,926,598       $   2,628,098
     Less nonadmitted bonds                                                                 (640)                  -
                                                                                  ---------------      --------------
     Carrying value                                                               $    2,925,958       $   2,628,098
                                                                                  ===============      ==============


     Proceeds from the sales of investments in bonds and other fixed maturity interest securities were $1,740,357,000 and $797,331,000 in 2002 and 2001, respectively. Gross gains of $37,919,000 and $22,517,000 and gross losses of $36,614,000 and $10,345,000 during 2002 and 2001, respectively, were realized on those sales. A portion of the gains realized in 2002 and 2001 has been deferred to future periods in the interest maintenance reserve.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

4. Investments (continued)

     Major categories of net investment income are summarized as follows:

                                                                                              December 31
                                                                                        2002                2001
                                                                                  ---------------     ---------------
                                                                                              (In Thousands)


     Equity securities - affiliated                                               $           35       $         351
     Equity securities - unaffiliated                                                          -              26,000
     Bonds                                                                               230,384             205,052
     Mortgage loans                                                                       65,648              62,637
     Contract loans                                                                        7,840               7,844
     Real estate                                                                             757                 362
     Other                                                                               (58,410)            (51,849)
                                                                                  ---------------      --------------
     Total investment income                                                             246,254             250,397

     Investment expenses                                                                 (18,104)            (17,618)
                                                                                  ---------------      --------------
     Net investment income                                                        $      228,150       $     232,779
                                                                                  ===============      ==============

     As part of its overall investment strategy, the Company has entered into agreements to purchase securities as follows:

                                                                                              December 31
                                                                                        2002                2001
                                                                                  ---------------     ---------------
                                                                                              (In Thousands)


     Investment purchase commitments                                              $       47,317       $      14,909


     The Company entered into reverse dollar repurchase transactions to increase its return on investments and improve liquidity. Reverse dollar repurchases involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The reverse dollar repurchases are accounted for as short term collateralized financing and the repurchase obligation is reported in borrowed money. The repurchase obligation totaled $95,801,000 at December 31, 2002. The securities underlying these agreements are mortgage-backed securities with a book value and fair value of $95,936,000 at December 31, 2002. The securities have a weighted average coupon of 5.6% and have maturities ranging from December 2017 through December 2032. The primary risk associated with short-term collateralized borrowings is that the counterparty may be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, which was not material at December 31, 2002. The Company believes the counterparties to the reverse dollar repurchase agreements are financially responsible and that the counterparty risk is minimal.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

4.   Investments (continued)

     The Company participates in reverse repurchase transactions. Such transactions include the sale of corporate securities to a major securities dealer and a simultaneous agreement to repurchase the same security in the near term. The proceeds are invested in new securities of intermediate durations. The terms of the reverse repurchase agreements call for payment of interest at a rate of 1.4%. The agreements mature prior to the end of January 2003. At December 31, 2002 the amount due on these agreements included in borrowed money is $3,000,000. The securities underlying these agreements are mortgage-backed securities with a book value and fair value of $3,176,000. The securities have a weighted average coupon of 6.0% and have a maturity of November 2032.

     The maximum and minimum lending rates for long-term mortgage loans during 2002 were 7.7% and 3.0%. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

     The maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 81.9% on commercial properties. As of December 31, 2002, the Company held no mortgages with interest more than 180 days overdue. Total interest due on mortgages as of December 31, 2002 is $23,000.


5.   Derivative Financial Instruments Held for Purposes Other than Trading

     The Company enters into interest rate and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks, which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to, assets, liabilities, or future cash flows, which the Company has acquired or incurred. Hedge accounting practices are supported by cash flow matching, scenario testing and duration matching.

     The Company uses interest rate swaps to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities. Interest rate swap agreements generally involve the exchange of fixed and floating interest payments over the life of the agreement without an exchange of the underlying principal amount. Currency swap agreements generally involve the exchange of local and foreign currency payments over the life of the agreements without an exchange of the underlying principal amount. Interest rate cap and interest rate floor agreements owned entitle the Company to receive payments to the extent reference interest rates exceed or fall below strike levels in the contracts based on the notional amounts.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

5. Derivative Financial Instruments Held for Purposes Other than Trading (continued)

     Premiums paid for the purchase of interest rate contracts are included in other invested assets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

     Amounts paid or received, if any, from such contracts are included in interest expense or income. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets.

     Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

     Interest rate contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives are recorded as investment income. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties' credit standing, collateral agreements, and master netting agreements.

     The Company is exposed to credit loss in the event of nonperformance by counterparties on interest rate contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts.

     The table below summarizes the Company's interest rate contracts included in other invested assets at December 31, 2002 and 2001:


                                                                                                  December 31, 2002
                                                                                  -------------------------------------------------
                                                                                    Notional            Carrying            Fair
                                                                                     Amount               Value             Value
                                                                                  ---------------     -------------    ------------
                                                                                                    (In Thousands)


     Interest rate contracts:
          Swaps                                                                   $      266,098       $         -     $    (4,428)
          Caps owned                                                                     743,000             2,508             908
          Options owned                                                                  856,438            30,325          30,325
                                                                                  ---------------      ------------    ------------
     Total derivatives                                                            $    1,865,536       $    32,833     $    26,805
                                                                                  ===============      ============    ============

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

5. Derivative Financial Instruments Held for Purposes Other than Trading (continued)


                                                                                                  December 31, 2001
                                                                                  -------------------------------------------------
                                                                                    Notional            Carrying           Fair
                                                                                     Amount               Value            Value
                                                                                  ---------------     -------------    ------------
                                                                                                    (In Thousands)


     Interest rate contracts:
          Swaps                                                                   $       50,000      $        69      $         2
          Caps owned                                                                   1,115,000            2,547            2,256
          Options owned                                                                  762,920           60,495           45,720
                                                                                  ---------------     ------------     ------------
     Total derivatives                                                            $    1,927,920      $    63,111      $    47,978
                                                                                  ===============     ============     ============


6.   Concentrations of Credit Risk

     The Company held less-than-investment-grade corporate bonds with an aggregate book value of $215,727,000 and $251,252,000 and with an aggregate market value of $200,968,000 and $236,887,000 at December 31, 2002 and
     2001, respectively. Those holdings amounted to 7.4% of the Company's investments in bonds and 3.37% of total admitted assets at December 31, 2002. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

     The Company held unrated bonds of $68,548,000 and $196,630,000 with an aggregate NAIC market value of $73,861,000 and $199,043,000 at December 31, 2002 and 2001, respectively. The carrying value of these holdings amounted to 2.3% of the Company's investment in bonds and 1.0% of the Company's total admitted assets at December 31, 2002.

     At December 31, 2002, the Company's commercial mortgages involved a concentration of properties located in California (17.7%) and Texas (8%). The remaining commercial mortgages relate to properties located in 38 other states. The portfolio is well diversified; covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $17,353,000.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

7.   Annuity Reserves

     At December 31, 2002 and 2001, the Company's annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                           December 31, 2002
                                                                                      Amount               Percent
                                                                                  ---------------      ---------------
                                                                                             (In Thousands)


     Subject to discretionary withdrawal (with adjustment):
        With market value adjustment                                              $    1,538,465              34%
        At book value less surrender charge                                              846,121              18
        At fair value                                                                  1,079,649              23
                                                                                  ---------------      ---------------
     Subtotal                                                                          3,464,235              75
     Subject to discretionary withdrawal (without adjustment)
        at book value with minimal or no charge or adjustment                            447,961              10
     Not subject to discretionary withdrawal                                             664,896              15
                                                                                  ---------------      ---------------
     Total annuity reserves and deposit fund liabilities before reinsurance            4,577,092             100%
                                                                                                       ===============
     Less reinsurance ceded                                                              559,044
                                                                                  ---------------
     Net annuity reserves and deposit fund liabilities                            $    4,018,048
                                                                                  ===============



                                                                                           December 31, 2001
                                                                                      Amount               Percent
                                                                                  ---------------      ---------------
                                                                                             (In Thousands)


     Subject to discretionary withdrawal (with adjustment):
        With market value adjustment                                              $    1,329,562              30%
        At book value less surrender charge                                              718,764              16
        At fair value                                                                  1,365,750              30
                                                                                  ---------------      ---------------
     Subtotal                                                                          3,414,076              76
     Subject to discretionary withdrawal (without adjustment)
        at book value with minimal or no charge or adjustment                            452,336              10
     Not subject to discretionary withdrawal                                             653,795              14
                                                                                  ---------------      ---------------
     Total annuity reserves and deposit fund liabilities before reinsurance            4,520,207             100%
                                                                                                       ===============
     Less reinsurance ceded                                                              542,676
                                                                                  ---------------
     Net annuity reserves and deposit fund liabilities                            $    3,977,531
                                                                                  ===============


                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

8.   Employee Benefit Plans

     Pension Plan and Postretirement Benefits

     Effective December 31, 2001, the qualified noncontributory defined benefit retirement plans of the Company, along with certain other US subsidiaries of ING AIH, were merged into one plan which is recognized in ING AIH's financial statements. As a result of this plan merger, the Company transferred its qualified pension asset to ING North America Insurance Corporation, an affiliate. In addition, the Company maintains a nonqualified unfunded Supplemental Employees Retirement Plan ("SERP").

     The Company also provides certain health care and life insurance benefits for retired employees.


                                                                                       Pension Benefits         Other Benefits
                                                                                     2002         2001        2002         2001
                                                                                  ----------   ----------  ----------   ----------
                                                                                                   (In Thousands)


     Change in plan assets
     Fair value of plan assets at beginning of year                               $       -    $ 151,069   $       -    $       -
     Actual return on plan assets                                                         -       (7,383)          -            -
     Employer contribution                                                              301          199         471          383
     Plan participants' contributions                                                     -            -         376          234
     Benefits paid                                                                     (301)      (5,086)       (847)        (617)
     Business combinations, divestitures and
        settlements                                                                       -     (138,799)          -            -
                                                                                  ----------   ----------  ----------   ----------
     Fair value of plan assets at end of year                                     $       -    $       -   $       -    $       -
                                                                                  ==========   ==========  ==========   ==========

     Funded status
     Unamortized prior service credit                                             $     318    $     346   $     746    $     844
     Unrecognized net (gain) or loss                                                  3,715       (2,539)     (2,566)         885
     Remaining net obligation at initial date of
        application                                                                     (31)         (33)          -       (3,341)
     Accrued liabilities                                                            (12,117)     (10,789)     (4,874)      (3,771)
                                                                                  ----------   ----------  ----------   ----------
     Net liability recorded                                                       $  (8,115)   $ (13,015)  $  (6,694)   $  (5,383)
                                                                                  ==========   ==========  ==========   ==========

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------
8.   Employee Benefit Plans (continued)

     Pension Plan and Postretirement Benefits (continued)

     A summary of assets, obligations and assumptions of the Pension and Other Postretirement Benefits Plans are as follows:



                                                                                       Pension Benefits         Other Benefits
                                                                                     2002         2001        2002         2001
                                                                                  ----------  ----------  ----------   ----------
                                                                                                   (In Thousands)


     Change in benefit obligation
     Benefit obligation at beginning of year                                       $  13,015  $  73,510   $   5,383    $   7,452
     Service cost                                                                        546      1,820         210          211
     Interest cost                                                                     1,008      5,643         400          564
     Contribution by plan participants                                                     -          -         376          234
     Actuarial gain (loss)                                                            (6,153)     5,767         373       (2,811)
     Benefits paid                                                                      (301)    (5,085)       (847)        (618)
     Plan amendments                                                                       -       (114)        799            -
     Business combinations, divestitures,
       curtailments, settlements and special
       termination benefits                                                                -    (68,526)          -          351
                                                                                  ----------  ----------  ----------   ----------
     Benefit obligation at end of year                                            $    8,115  $  13,015   $   6,694    $   5,383
                                                                                  ==========  ==========  ==========   ==========

     Components of net periodic benefit cost
     Service cost                                                                 $      546    $  1,820  $     210    $     212
     Interest cost                                                                     1,008       5,643        400          565
     Expected return on plan assets                                                        -     (13,750)         -            -
     Amortization of recognized transition obligation
       or transition asset                                                                 2      (2,452)       304          304
     Amount of recognized gains and losses                                               100           -        (42)         109
     Amount of prior service cost recognized                                             (28)          -        701          (98)
     Amount of gain or loss recognized due to a
       settlement or curtailment                                                          -            -          -          351
                                                                                  ----------  ----------  ----------  ----------
     Total net periodic benefit cost                                               $   1,628  $  (8,739)  $   1,573   $   1,443
                                                                                  ==========  ==========  ==========  ==========

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

8.   Employee Benefit Plans (continued)

     Pension Plan and Postretirement Benefits (continued)

     In addition, the Company has a pension benefit obligation and another benefits obligation for non-vested employees as of December 31, 2002 and 2001 in the amount of $682,000 and $842,000, and $2,633,000 and $1,708,000
     (OPEB obligation), respectively.

     Assumptions used in determining the accounting for the defined benefit plans and other post-retirement benefit plans as of December 31, 2002 and 2001 were as follows:

                                                                                       2002                  2001
                                                                                  ---------------      ---------------


     Weighted-average discount rate                                                     6.75%               7.50%
     Rate of increase in compensation level                                             3.75%               4.50%
     Expected long-term rate of return on assets                                        9.00%               9.25%


     The annual assumed rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) for the medical plan is 10% graded to 5.0% thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 2002 by $1,159,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation for the medical plan as of December 31, 2002 by $1,139,000.

     401(k) Plan

     The Savings Plan is a defined contribution plan, which is available to substantially all employees. Participants may make contributions to the plan through salary reductions up to a maximum of $11,000 for 2002 and $10,500 for 2001. Such contributions are not currently taxable to the participants. The Company matches up to 6% of pre-tax eligible pay at 100%. Company matching contributions were $681,000 and $522,000 for 2002 and 2001, respectively.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

9.   Separate Accounts

     Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. All such policies are of a nonguaranteed return nature. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

     A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                                              December 31,
                                                                                        2002                 2001
                                                                                  ---------------      ---------------
                                                                                             (In Thousands)


     Transfers as reported in the summary of operations of the Separate Accounts
        Statement:
          Transfers to separate accounts                                          $       33,970        $      52,388
          Transfers from separate accounts                                                169,689             151,018
                                                                                  ---------------       ---------------
     Net transfers from separate accounts                                               (135,719)              (98,630)

     Reconciling adjustments:
        Miscellaneous transfers                                                               33                     2
                                                                                  ---------------       ---------------
     Transfers as reported in the Statement of Operations                         $     (135,686)       $      (98,628)
                                                                                  ===============       ===============


                                                                                              December 31,
                                                                                        2002                 2001
                                                                                  ---------------       ---------------
                                                                                             (In Thousands)

      Reserves for separate accounts by withdrawal characteristics:
      Subject to discretionary withdrawal:
           With market value adjustment                                           $            -       $            -
           At book value without market value adjustment less current surrender charge
             of 5% or more                                                               931,533            1,365,751
           At market value                                                                     -                    -
           At book value without market value adjustment less current surrender charge
             of less than 5%                                                                   -                    -
     Subtotal                                                                                  -                    -
     Not subject to discretionary withdrawal                                                   -                    -
                                                                                  ---------------       --------------
     Total separate account reserves                                              $      931,533        $   1,365,751
                                                                                  ===============       ==============

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

10.  Reinsurance

     The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. As of December 31, 2002, the Company's retention limit for acceptance of risk on life insurance policies had been set at various levels up to $500,000.

     To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

     Assumed premiums amounted to $1,299,151,000 and $2,113,275,000 for the years ended December 31, 2002 and 2001, respectively.

     The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

                                                                                              December 31,
                                                                                        2002                 2001
                                                                                  ---------------      ---------------
                                                                                             (In Thousands)


     Premiums                                                                     $        4,833        $       4,080
     Benefits paid or provided                                                             7,821                8,023
     Policy and contract liabilities at year end                                         586,918              592,643


     During 2002 and 2001, the Company had ceded blocks of insurance under reinsurance treaties to provide funds for financing and other purposes. These reinsurance transactions, generally known as "financial reinsurance," represent financing arrangements. Financial reinsurance has the effect of increasing current statutory surplus while reducing future statutory surplus as the reinsurers recapture amounts.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

11.  Federal Income Taxes

     The Company files a consolidated federal income tax return with its subsidiaries. The method of tax allocation is governed by a written tax sharing agreement. The tax sharing agreement provides that each member of the consolidated return shall reimburse the Company for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate.

     The components of the net deferred tax asset/(liability) at December 31 are as follows:

                                                                                              December 31,
                                                                                        2002                 2001
                                                                                  ---------------      ---------------
                                                                                             (In Thousands)


     Total gross deferred tax assets                                              $      162,399       $      102,914
     Total deferred tax liabilities                                                       (5,007)              (6,542)
                                                                                  ---------------      ---------------
     Net deferred tax asset                                                              157,392               96,372
     Deferred tax asset nonadmitted                                                     (157,392)             (94,807)
                                                                                  ---------------      ---------------
     Net admitted deferred tax asset                                                           -                1,565
                                                                                  ===============      ===============
     (Increase) in nonadmitted asset                                              $      (62,585)      $      (28,560)
                                                                                  ===============      ===============

     Current income taxes incurred consist of the following major components:

                                                                                              December 31,
                                                                                        2002                 2001
                                                                                  ---------------      ---------------
                                                                                             (In Thousands)


     Federal taxes on stand alone operations                                      $      (17,296)      $       (1,605)
     Federal taxes paid to affiliates under tax sharing agreement                         67,278                    -
     Consolidated operations loss carryback utilized                                     (11,267)                   -
                                                                                  ---------------      ---------------
     Total taxes on operations                                                            38,715               (1,605)
     Federal taxes on capital gains                                                       (1,559)                7,441
     Federal taxes paid to affiliates under tax sharing agreement                          3,896                     -
     Consolidated capital loss carrybacks utilized                                       (12,625)                    -
                                                                                  ---------------      ----------------
     Total current taxes incurred                                                 $        28,427      $         5,836
                                                                                  ================     ================

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

11.  Federal Income Taxes (continued)

     The main components of deferred tax assets and deferred tax liabilities are as follows:

                                                                                              December 31,
                                                                                        2002                 2001
                                                                                  ---------------      ---------------
                                                                                             (In Thousands)


     Deferred tax assets resulting from book/tax differences in:
        Operations loss carryforwards                                             $       72,725       $            -
        Deferred acquisition costs                                                        30,319               23,779
        Investments                                                                       19,753               24,545
        Insurance reserves                                                                19,428              36,376
        Policyholder dividends                                                             8,328               8,535
        Nonadmitted assets                                                                 3,709               4,886
        Unrealized loss on investments                                                       704                 288
        Other                                                                              7,433               4,505
                                                                                  ---------------      --------------
     Total deferred tax assets                                                           162,399             102,914
     Deferred tax assets nonadmitted                                                    (157,392)            (94,807)
                                                                                  ---------------      --------------
     Admitted deferred tax assets                                                 $        5,007       $       8,107
                                                                                  ===============      ==============

     Deferred tax liabilities resulting from book/tax differences in:
        Due & deferred premiums                                                   $        2,488       $       2,410
        Fixed assets                                                                       2,164               3,516
        Other                                                                                355                 616
                                                                                  ---------------      --------------
     Total deferred tax liabilities                                                        5,007               6,542
                                                                                  ---------------      --------------
     Net admitted deferred tax asset                                              $            -       $       1,565
                                                                                  ===============      ==============

     The change in net deferred income taxes is comprised of the following:

                                                                                              December 31,
                                                                                        2002                 2001          Change
                                                                                  ---------------      ---------------   ----------
                                                                                                    (In Thousands)


     Total deferred tax assets                                                    $      162,399       $      102,914     $ 59,485
     Total deferred tax liabilities                                                        5,007                6,542       (1,535)
                                                                                  ---------------      ---------------    ---------
     Net deferred tax asset                                                       $      157,392       $       96,372       61,020
                                                                                  ===============      ===============
     Tax effect of items in surplus:
        Unrealized gains (losses)                                                                                             (416)
     Change in non-admitted assets                                                                                           1,191
                                                                                                                          ---------
     Change in net deferred income tax                                                                                    $  61,795
                                                                                                                          =========


                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

11.  Federal Income Taxes (continued)

     The provision for federal income tax expense and change in deferred taxes differs from the amount obtained applying the statutory Federal income tax rate to income (including capital losses) before income taxes for the following reasons:

                                                                                    Year Ended
                                                                                    December 31,
                                                                                        2002
                                                                                  ---------------
                                                                                   (In Thousands)


     Ordinary income                                                              $      (60,415)
     Capital gains (losses)                                                              (37,073)
                                                                                  ---------------
     Total pre-tax book income                                                    $      (97,488)
                                                                                  ===============

     Provision computed at statutory rate                                         $      (34,121)
     Interest maintenance reserve                                                            900
     Other                                                                                  (147)
                                                                                  ---------------
     Total                                                                        $      (33,368)
                                                                                  ===============

     Federal income taxes incurred                                                $       28,427
     Change in net deferred income taxes                                                 (61,795)
                                                                                  ---------------
     Total statutory income taxes                                                 $      (33,368)
                                                                                  ===============


     The amount of federal income taxes incurred that will be available for recoupment in event of future net losses is $12,514,000 from 2001.

     The Company has operations loss carryforwards of $207,784,000, which expire in 2017.

     The Company has a receivable from United States Treasury of $52,531,000 and $34,688,000 for federal income taxes as of December 31, 2002 and 2001, respectively.

     Prior to 1984, the Company was allowed certain special deductions for federal income tax reporting purposes that were required to be accumulated in a "policyholders' surplus account" (PSA). In the event those amounts are distributed to shareholders, or the balance of the account exceeds certain limitations prescribed by the Internal Revenue Code, the excess amounts would be subject to income tax at current rates. Income taxes also would be payable at current rates if the Company ceases to qualify as a life insurance company for tax reporting purposes, or if the income tax deferral status of the PSA is modified by future tax legislation. Management does not intend to take any actions nor does management expect any events to occur that would cause income taxes to become payable on the PSA balance. Accordingly, the Company has not accrued income taxes on the PSA balance of $14,388,000 at December 31, 2002. However, if such taxes were assessed, the amount of the taxes payable would be $5,036,000. No deferred tax liabilities are recognized related to the PSA.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

12.  Investment in and Advances to Subsidiaries

     Amounts invested in and advanced to the Company's subsidiaries are summarized as follows:

                                                                                              December 31,
                                                                                        2002                 2001
                                                                                  ---------------      ---------------
                                                                                             (In Thousands)


     Common stock                                                                 $      811,079       $      761,038
     (Payable) receivable from subsidiaries                                                2,102                2,445

     Summarized financial information for these subsidiaries is as follows:

                                                                                              December 31,
                                                                                        2002                 2001
                                                                                  ---------------      ---------------
                                                                                             (In Thousands)


     Revenue  s                                                                   $    7,929,991       $    5,911,580
     Income before net realized gains on investments                                    (235,729)             (75,842)
     Net loss                                                                           (277,136)            (126,933)
     Admitted assets                                                                  24,301,380           20,556,877
     Liabilities                                                                      23,490,301           19,795,838


13.  Capital and Surplus

     Under Iowa insurance regulations, the Company is required to maintain a minimum total capital and surplus which is the lower of $5,000,000 or risk based capital. Additionally, the amount of dividends which can be paid by the Company to its stockholder without prior approval of the Iowa Division of Insurance is limited to the greater of 10% of statutory surplus or the statutory net gain from operations.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

14.  Fair Values of Financial Instruments

     Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts. The carrying amounts and fair values of the Company's financial instruments are summarized as follows:


                                                                                         December 31
                                                                            2002                                  2001
                                                          ------------------------------------ -------------------------------------
                                                          ------------------ ----------------- ------------------ ------------------
                                                                Carrying             Fair            Carrying             Fair
                                                                 Amount              Value            Amount              Value
                                                          ------------------ ----------------- ------------------ ------------------
                                                                                           (In Thousands)


     Assets:
       Bonds                                              $       2,925,958  $      3,033,282  $       2,628,098  $       2,642,549
       Preferred stocks                                                 441               441                490                490
       Unaffiliated common stocks                                       285               285                306                306
       Mortgage loans                                               859,953           943,421            842,243            875,493
       Policy loans                                                 130,790           130,790            139,826            139,826
       Derivative securities                                         32,833            26,805             63,111             47,978
       Short-term investments                                        19,971            19,971             53,000             53,000
       Cash                                                           5,131             5,131             14,592             14,592
       Investment in surplus notes                                  135,000           191,228            185,000            268,149
       Indebtedness from related
         parties                                                    107,057           107,056             29,867             29,867
       Separate account assets                                      959,377           959,377          1,406,693          1,406,693
       Receivable for securities                                        207               207              3,950              3,950

     Liabilities:
       Individual and group annuities                             2,852,482         2,794,933          2,611,782          2,439,374
       Deposit type contract                                        189,296           190,706            152,194            152,194
       Policyholder funds                                            26,333            26,333             26,893             26,893
       Indebtedness to related parties                               66,200            66,200             21,091             21,091
       Separate account liabilities                                 959,377           959,377          1,406,693          1,406,693
       Payable for securities                                             -                 -             56,485             56,485


                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

14.  Fair Values of Financial Instruments (continued)

     The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

          Cash and short-term investments:  The carrying amounts reported in the
          accompanying   balance   sheets   for  these   financial   instruments
          approximate their fair values.

          Fixed maturities and equity securities: The fair values for bonds, preferred stocks and common stocks, reported herein, are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, collateralized mortgage obligations and other mortgage derivative investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 2% and 15% over the total portfolio. Fair values determined on this basis can differ from values published by the NAIC Securities Valuation Office. Fair value as determined by the NAIC as of December 31, 2002 and 2001 is $3,945,966,000 and $3,402,211,000 respectively.

          Mortgage loans: Estimated fair values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

          Derivative financial instruments: Fair values for on-balance-sheet derivative financial instruments (caps, options and floors) and off-balance-sheet derivative financial instruments (swaps) are based on broker/dealer valuations or on internal discounted cash flow pricing models taking into account current cash flow assumptions and the counterparties' credit standing.

          Investment in surplus notes: Estimated fair values for investment in surplus notes are generated using a discounted cash flow approach. Cash flows were discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on surplus notes with similar characteristics.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

14.  Fair Values of Financial Instruments (continued)

          Guaranteed investment contracts: The fair values of the Company's guaranteed investment contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

          Other investment-type insurance contracts: The fair values of the Company's deferred annuity contracts are estimated based on the cash surrender values. The carrying values of other policyholder liabilities, including immediate annuities, dividend accumulations, supplementary contracts without life contingencies, and premium deposits, approximate their fair values.

          The carrying value of all other financial instruments approximates their fair value.


15.  Commitments and Contingencies

     The Company leases its home office space and certain other equipment under operating leases that expire through 2017. During the years ended December 31, 2002 and 2001, rent expense totaled $4,951,000 and $3,254,000, respectively. At December 31, 2002 minimum rental payments due under all non-cancelable operating leases are: 2003- $5,268,000, 2004 - $5,324,000,
     2005 - $5,324,000,  2006 - $5,324,000,  2007 - $5,135,000  and  $47,414,000
     thereafter.

     Litigation

     The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of pending lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

16.  Financing Agreements

     The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which expires July 31, 2003, the Company can borrow up to $100,000,000 from the Bank. Interest on any borrowing accrues at an annual rate equal to the cost of funds for the Bank for the period applicable for the advance plus 0.225% or a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $171,000 for the year ended December 31, 2002. At December 31, 2002, the Company had $0 payable to the Bank.

     The Company also maintains a revolving loan agreement with Bank of New York, New York (the "Bank"). Under this agreement, the Company can borrow up to $100,000,000 from the Bank. Interest on any of the Company borrowing accrues at an annual rate equal to the cost of funds for the Bank for the period applicable for the advance plus 0.225% or a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $16,000 for the year ended December 31, 2002. At December 31, 2002, the Company had $0 payable to the Bank.


17.  Related Party Transactions

     Affiliates

     Management and service contracts and all cost sharing arrangements with other affiliated ING US life insurance companies are allocated among companies in accordance with normal, generally accepted expense and cost allocation methods.

     Investment Management: The Company has entered into an investment advisory agreement and an administrative services agreement with ING Investment Management, LLC ("IIM") under which IIM provides the Company with investment management and asset liability management services. Total fees under the agreement were approximately $10,395,000 and $9,730,000 for the year ended December 31, 2002 and 2001, respectfully.

     Inter-insurer Services Agreement: The Company has entered into a services agreement with certain of its affiliated insurance companies in the United States ("affiliated insurers") whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting and other services to each other. Net amounts received (paid) under these agreements were $3,292,000 and $16,610,000 for the year ended December 31, 2002 and 2001, respectfully.

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

17.  Related Party Transactions (continued)

     Affiliates (continued)

     Reciprocal Loan Agreement: The Company has entered into a reciprocal or revolving loan agreement with ING AIH, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2007, the Company and ING AIH can borrow up to $104,000,000 from one another. Interest on any borrowing is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, the Company incurred interest expense of $170,000 and interest income of $615,000 for the year ended December 31, 2002. At December 31, 2002, the Company had $0 payable to ING AIH and $0 receivable from ING AIH.

     Tax Sharing Agreements: The Company has entered into federal tax sharing agreements with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The Company has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax or other tax return on a consolidated, combined or unitary basis.

     Service Agreement with ING Financial Adviser, LLC: The Company has entered into a services agreement with ING Financial Advisors, LLC ("ING FA") to provide certain administrative, management, professional advisory, consulting and other services to the Company for the benefit of its customers. Charges for these services are to be determined in accordance with fair and reasonable standards with neither party realizing a profit nor incurring a loss as a result of the services provided to the Company. The Company will reimburse ING FA for direct and indirect costs incurred on behalf of the Company.

     Subsidiaries

     The Company owns, as of December 31, 2002, the capital stock of, valued on the equity basis, USG Annuity and Life Insurance Company (an Oklahoma domestic insurer) and Golden American Life Insurance Company (a Delaware domestic insurer).

                    Equitable Life Insurance Company of Iowa
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

18.  Guaranty Fund Assessments

     Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premiums companies collect in that state.

     The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (NOLHGA) and the amount of premiums written in each state. The Company reduces the accrual by credits allowed in some states to reduce future premium taxes by a portion of assessments in that state. The Company has estimated this liability to be $3,465,000 and $3,759,000 as of December 31, 2002 and 2001,
     respectively and has recorded a reserve. The Company has also recorded an asset of $473,000 and $771,000 as of December 31, 2002 and 2001,
     respectively, for future credits to premium taxes for assessments already paid.


19.  Regulatory Risk-Based Capital

     Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2002, the Company met the RBC requirements.

                                                                    EXHIBIT 99.2


                         Report of Independent Auditors

Board of Directors and Stockholder
Equitable Life Insurance Company of Iowa

We have audited the accompanying statutory basis balance sheets of Ameribest Life Insurance Company ("the Company," which, effective January 1, 2003, merged into an affiliate, Equitable Life Insurance Company of Iowa, a wholly owned subsidiary of ING America Insurance Holdings, Inc.) as of December 31, 2002 and 2001, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Office of Commissioner of Insurance of the State of Georgia (Georgia Insurance Department), which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of Ameribest Life Insurance Company at December 31, 2002 and 2001 or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Ameribest Life Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Georgia Insurance Department.

As discussed in Note 3 to the financial statements, in 2001 the Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Georgia Insurance Department.


                                                           /s/ Ernst & Young LLP


April 25, 2003

                        Ameribest Life Insurance Company
                        Balance Sheets - Statutory Basis
--------------------------------------------------------------------------------

                                                                                            December 31
                                                                                       2002             2001
                                                                                  ---------------  --------------
                                                                                          (In Thousands)


     Admitted assets
       Cash and invested assets:
         Bonds                                                                    $      281,391   $     259,073
         Mortgage loans                                                                    4,644           4,761
         Policy loans                                                                          -              10
         Other invested assets                                                                 3              87
         Cash and short-term investments                                                    ,900          17,812
                                                                                  ---------------  ---------------
     Total cash and invested assets                                                      288,938          281,743

     Accrued investment income                                                             3,677            3,561
     Indebtedness from related parties                                                     1,263              105
     Federal  income tax including  net admitted deferred
       tax asset for 2002 - $571; 2001 - $409                                              3,381              572
     Other assets                                                                              -               28
                                                                                  ---------------  ---------------
     Total admitted assets                                                        $      297,259   $      286,009
                                                                                  ===============  ===============

                        Ameribest Life Insurance Company
                  Balance Sheets - Statutory Basis (continued)
--------------------------------------------------------------------------------

                                                                                             December 31
                                                                                        2002            2001
                                                                                  ---------------  ---------------
                                                                                           (In Thousands,
                                                                                       except share amounts)


     Liabilities and capital and surplus
     Liabilities:
       Policy and contract liabilities:
         Life and annuity reserves                                                $      279,079   $      264,158
         Deposit type contracts                                                              905              121
                                                                                  ---------------  ---------------
     Total policy and contract liabilities                                               279,984          264,279

        Interest maintenance reserve                                                       1,899            2,400
        Accounts payable and accrued expenses                                                146            1,324
        Indebtedness to related parties                                                       65              367
        Asset valuation reserve                                                              385              733
        Other liabilities                                                                     12                -
                                                                                  ---------------  ---------------
     Total liabilities                                                                   282,491          269,103

     Capital and surplus:
       Common stock: authorized - 3,000,000 shares of
       $1.50 par value; 1,666,667 shares issued and outstanding                            2,500            2,500
       Additional paid-in capital                                                         18,808           18,808
       Unassigned deficit                                                                 (6,540)          (4,402)
                                                                                  ---------------  ---------------
     Total capital and surplus                                                            14,768           16,906
                                                                                  ---------------  ---------------
     Total liabilities and capital and surplus                                    $      297,259   $      286,009
                                                                                  ===============  ===============


     See accompanying notes - statutory basis.

                        Ameribest Life Insurance Company
                  Statements of Operations - Statutory Basis
--------------------------------------------------------------------------------

                                                                                       Year ended December 31
                                                                                        2002            2001
                                                                                  ---------------  ---------------
                                                                                           (In Thousands)

     Premiums and other revenues:
       Life, annuity, and accident and health premiums                            $        7,643   $       72,077
       Net investment income                                                              19,043           19,930
       Amortization of interest maintenance reserve                                          640              206
       Commissions, expense allowances and reserve adjustments
        on reinsurance ceded                                                                 259            1,757
                                                                                  ---------------  ---------------
     Total premiums and other revenues                                                    27,585           93,970

     Benefits paid or provided:
       Annuity benefits                                                                    5,440            3,452
       Surrender benefits                                                                  7,880            6,391
       Interest on policy or contract funds                                                  (18)              (3)
       Increase in life, annuity, and accident and health reserves                        14,921           76,332
                                                                                  ---------------  ---------------
     Total benefits paid or provided                                                      28,223           86,172

     Insurance expenses:
       Commissions                                                                           691            3,738
       General expenses                                                                      348            2,038
       Insurance taxes, licenses and fees, excluding federal
         income taxes                                                                         23              183
                                                                                  ---------------  ---------------
     Total insurance expenses                                                              1,062            5,959
                                                                                  ---------------  ---------------
     (Loss) gain from operations before federal income taxes
       and net realized capital losses                                                    (1,700)           1,839
     Federal income tax benefit                                                             (905)               -
                                                                                  ---------------  ---------------
     (Loss) gain from operations before net realized capital losses                         (795)           1,839
     Net realized capital (losses) gains net of income taxes 2002 -
       $(258); 2001 - $ (729) and excluding net transfers to the
       interest maintenance reserve 2002- $(138); 2001- $(2,925)                          (1,856)             846
                                                                                  ---------------  ---------------
     Net income                                                                   $       (2,651)  $        2,685
                                                                                  ===============  ===============

     See accompanying notes - statutory basis.

                        Ameribest Life Insurance Company
         Statements of Changes in Capital and Surplus - Statutory Basis
--------------------------------------------------------------------------------

                                                                                       Year ended December 31
                                                                                        2002            2001
                                                                                  ---------------  ---------------
                                                                                           (In Thousands)


     Common stock:
       Balance at beginning and end of year                                       $        2,500   $        2,500
                                                                                  ---------------  ---------------
     Paid-in and contributed surplus:
       Balance at beginning and end of year                                               18,808           18,808
                                                                                  ---------------  ---------------
     Unassigned deficit:
       Balance at beginning of year                                                       (4,402)          (7,421)
       Net income                                                                         (2,651)           2,685
       Change in nonadmitted assets                                                         (419)           2,630
       Change in asset valuation reserve                                                     348             (459)
       Change in net deferred income tax                                                     584           (1,418)
       Change in accounting principle, net of tax                                              -              215
       Other                                                                                   -             (634)
                                                                                  ---------------  ---------------
       Balance at end of year                                                             (6,540)          (4,402)
                                                                                  ---------------  ---------------
     Total capital and surplus                                                    $       14,768   $       16,906
                                                                                  ===============  ===============


     See accompanying notes - statutory basis.

                        Ameribest Life Insurance Company
                   Statements of Cash Flows - Statutory Basis
--------------------------------------------------------------------------------

                                                                                       Year ended December 31
                                                                                        2002            2001
                                                                                  ---------------  ---------------
                                                                                           (In Thousands)


     Operations
     Premiums, policy proceeds, and other considerations received,
       net of reinsurance paid                                                    $        7,643   $       72,076
     Net investment income received                                                       19,205           19,249
     Commission and expense allowances received on reinsurance ceded                         260            1,757
     Benefits paid                                                                       (12,488)          (9,843)
     Insurance expenses paid                                                              (1,131)          (5,995)
     Federal income taxes paid                                                            (2,000)            (163)
     Other revenues in excess of (expenses) other                                             28              (28)
                                                                                  ---------------  ---------------
     Net cash provided by operations                                                      11,517           77,053

     Investments
     Proceeds from sales, maturities, or repayments of investments:
       Bonds                                                                             154,954          223,743
       Mortgage Loans                                                                        116              994
       Miscellaneous proceeds                                                                 87              (47)
       Net tax on capital gains                                                                -             (729)
                                                                                  ---------------  ---------------
     Net proceeds from sales, maturities, or
       repayments of investments                                                         155,157          223,961

     Cost of investments acquired:
       Bonds                                                                             179,003          280,372
       Mortgage loans                                                                          -            5,754
       Miscellaneous applications (receipts)                                                  32                -
                                                                                  ---------------  ---------------
     Total cost of investments acquired                                                  179,035          286,126

     Net decrease (increase) in policy loans                                                  10              (10)
                                                                                  ---------------  ---------------
     Net cash used in investment activities                                              (23,868)         (62,175)


                        Ameribest Life Insurance Company
             Statements of Cash Flows - Statutory Basis (continued)
--------------------------------------------------------------------------------

                                                                                       Year ended December 31
                                                                                        2002            2001
                                                                                  ---------------  ---------------
                                                                                           (In Thousands)



     Financing and miscellaneous activities
     Cash provided:
       Capital and surplus paid-in                                                $            -   $          215
       Borrowed money                                                                        817              124
       Other sources                                                                      (3,378)         (11,210)
                                                                                  ---------------  ---------------
     Net cash used in financing and miscellaneous activities                              (2,561)         (10,871)
                                                                                  ---------------  ---------------
     Net (decrease) increase in cash and short-term investments                          (14,912)           4,007
     Cash and short-term investments:
       Beginning of year                                                                  17,812           13,805
                                                                                  ---------------  ---------------
       End of year                                                                $        2,900   $       17,812
                                                                                  ===============  ===============


     See accompanying notes - statutory basis.

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies

     Ameribest Life Insurance Company (the Company) is domiciled in Georgia. Effective January 1, 2003, the Company merged into an affiliate, Equitable Life Insurance Company of Iowa, a wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"). The Company offers fixed annuity products. Operations are conducted in the United States and the Company is presently licensed in 46 states.

     The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

     Basis of Presentation

     The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Office of Commissioner of Insurance of the State of Georgia (Georgia Insurance Department), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The most significant variances from GAAP are as follows:

     Investments: Investments in bonds are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale.
     Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder's equity for those designated as available-for-sale.

     The Company invests in structured securities including mortgage-backed securities/collateralized mortgage obligations, asset-backed securities, collateralized debt obligations, and commercial mortgage-backed securities. For structured securities, when a negative yield results from a revaluation based on new prepayment assumptions (i.e. undiscounted cash flows are less than current book value), an other than temporary impairment is considered to have occurred and the asset is written down to the value of the undiscounted cash flows. For GAAP, assets are reevaluated based on the discounted cash flows using a current market rate. Impairments are recognized when there has been an adverse change in cash flows and the fair value is less than book. The asset is then written down to fair value.

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Basis of Presentation (continued)

     Valuation Reserves: The asset valuation reserve ("AVR") is determined by an NAIC-prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus. Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets.

     Realized gains and losses on investments are reported in operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines is charged to income.

     Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

     The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

     Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Basis of Presentation (continued)

     Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

     Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

     Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners' Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

     Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the
     treaty  be  recorded  as  an  offsetting   liability  and  charged  against
     unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

     Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

     Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Basis of Presentation (continued)

     Nonadmitted Assets: Certain assets designated as "nonadmitted," principally deferred federal income tax assets, disallowed interest maintenance reserves, non-operating software, past-due agents' balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

     Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

     Deferred Income Taxes Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are non-admitted.
     Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

     Statements of Cash Flows: Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

     The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

     Other significant accounting practices are as follows:

     Investments

     Bonds,   preferred  stocks,  common  stocks,   short-term  investments  and
     derivative instruments are stated at values prescribed by the NAIC, as follows:

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Investments (continued)

          Bonds not backed by other loans are principally stated at amortized cost using the interest method.

          Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher-risk asset backed securities, which are valued using the prospective method.

          The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of the time and the extent to which the market value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amount due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

          In addition, the Company invests in structured securities including mortgage-backed securities/collateralized mortgage obligations, asset-backed securities, collateralized debt obligations, and commercial mortgage-backed securities. For these structured securities, management compares the undiscounted cash flows to the carrying value. An other than temporary impairment is considered to have occurred when the undiscounted cash flows are less than the carrying value.

          When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss accounted for as a realized loss.

          Mortgage loans are reported at amortized cost, less allowance for impairments.

          Policy loans are reported at unpaid principal balances.

          Short-term investments are reported at amortized cost. Short-term investments include investments with maturities of less than one year at the date of acquisition.

          Realized capital gains and losses are determined using the specific identification basis.

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Aggregate Reserve for Life Policies and Contracts

     Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 3.00% to 7.50%.

     The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company's practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

     The methods used in valuation of substandard policies are as follows:

          For life, endowment and term policies issued substandard, the standard reserve during the premium-paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

          For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

     For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

     The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The tabular interest of funds not involving life contingencies is calculated as the current year reserves, plus payments, less prior year reserves, less funds added.

     Reinsurance

     Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contract and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Nonadmitted Assets

     Nonadmitted assets are summarized as follows:

                                                                                             December 31
                                                                                       2002              2001
                                                                                  ---------------  ---------------
                                                                                           (In Thousands)


     Deferred federal income taxes                                                $        3,098   $        2,676
     Agents' debit balances                                                                   14               17
                                                                                  ---------------  ---------------
     Total nonadmitted assets                                                     $        3,112   $        2,693
                                                                                  ===============  ===============

     Changes in nonadmitted assets are generally reported directly in surplus as an increase or decrease in nonadmitted assets. Certain changes are reported directly in surplus as a change in unrealized capital gains or losses.

     Claims and Claims Adjustment Expenses

     Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2002. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claims payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company's obligations for claims incurred but unpaid as of December 31, 2002.

     Cash Flow Information

     Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments (with a maturity of less than one year at date of acquisition).

     The Company borrowed $13,825,000 and repaid $13,825,000 in 2002, borrowed $27,000,000 and repaid $27,000,000 during 2001. These borrowings were on a short-term basis, at an interest rate that approximated current money market rates and exclude borrowings from reverse dollar repurchase transactions. Interest paid on borrowed money was $2,000 and $8,000 during 2002 and 2001, respectively.

     Reclassifications

     Certain prior year amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2002 financial statement presentation.

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

2.   Permitted Statutory Basis Accounting Practices

     The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Georgia Insurance Department. The Georgia Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of Georgia for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency in under the Georgia Insurance Laws. The National Association of Insurance Commissioners' (NAIC) Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the state of Georgia. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

     The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Georgia Department of Insurance. As of December 31, 2002 and 2001, the Company had no such permitted accounting practices.


3.   Accounting Changes

     The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Georgia. Effective January 1, 2001, the Georgia Insurance Department required that insurance companies domiciled in the State of Georgia prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Georgia insurance commissioner.

     Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned deficit in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.

     As a result of these changes, the Company reported a change of accounting principle, as an adjustment that decreased unassigned deficit, by $215,000 as of January 1, 2001.

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

4.   Investments

     The amortized cost and fair value of bonds and equity securities are as follows:

                                                                                                 Gross       Gross
                                                                                   Amortized  Unrealized  Unrealized     Fair
                                                                                     Cost        Gains      Losses       Value
                                                                                  ----------  ----------  ----------  ----------
                                                                                                   (In Thousands)


     At December 31, 2002:
     U.S. Treasury securities and obligations of
       U.S. government corporations and agencies                                  $  16,917   $     974   $       -   $  17,891
     Public utilities securities                                                     28,304       1,532          41      29,795
     Corporate securities                                                           184,124      12,389         380     196,133
     Other structured securities                                                     15,468         767           -      16,235
     Commercial mortgage-backed securities                                           36,578       3,386           -      39,964
                                                                                  ----------  ----------  ----------  ----------
     Total fixed maturities                                                       $ 281,391   $  19,048   $     421   $ 300,018
                                                                                  ==========  ==========  ==========  ==========

     At December 31, 2001:
     U.S. Treasury securities and obligations of
       U.S. government corporations and agencies                                  $  11,087   $     456   $      70   $  11,473
     Public utilities securities                                                     10,289         621           -      10,910
     Corporate securities                                                           188,501       5,664       2,305     191,860
     Other structured securities                                                     23,980         800           -      24,780
     Commercial mortgage-backed securities                                           25,216       1,054           -      26,270
                                                                                  ----------  ----------  ----------  ----------
     Total fixed maturities                                                       $ 259,073   $   8,595   $   2,375   $ 265,293
                                                                                  ==========  ==========  ==========  ==========

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

4.   Investments (continued)

     The amortized cost and fair value of investments in bonds at December 31, 2002, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                     Amortized         Fair
                                                                                        Cost           Value
                                                                                  ---------------  ---------------
                                                                                           (In Thousands)


     December 31, 2002
     Maturity:
       Due in 1 year or less                                                      $            -   $            -
       Due after 1 year through 5 years                                                  118,229          125,133
       Due after 5 years through 10 years                                                 96,562          102,989
       Due after 10 years                                                                 14,554           15,697
                                                                                  ---------------  ---------------
                                                                                         229,345          243,819
     Mortgage-backed securities                                                                -                -
     Other structured securities                                                          15,468           16,235
     Commercial mortgage-backed securities                                                36,578           39,964
                                                                                  ---------------  ---------------
     Total                                                                        $      281,391   $      300,018
                                                                                  ===============  ===============

     At December 31, 2002, investments in certificates of deposit and bonds, with an admitted asset value of $6,802,000 were on deposit with state insurance departments to satisfy regulatory requirements.

     Proceeds from the sales of investments in bonds and other fixed maturity interest securities were $140,855,000 and $205,473,000 in 2002 and 2001, respectively. Gross gains of $2,693,000 and $6,015,000 and gross losses of $3,959,000 and $1,515,000 during 2002 and 2001, respectively, were realized on those sales. A portion of the gains realized in 2002 and 2001 has been deferred to future periods in the interest maintenance reserve.

     Major categories of net investment income are summarized as follows:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------- ---------------
                                                                                         (In Thousands)


     Income:
       Bonds                                                                      $       19,304   $      19,813
       Mortgage loans                                                                        356             409
       Other                                                                                 119             378
                                                                                  ---------------  --------------
     Total investment income                                                              19,779          20,600
     Investment expenses                                                                    (736)           (670)
                                                                                  ---------------  --------------
     Net investment income                                                        $       19,043   $      19,930
                                                                                  ===============  ==============

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

4.   Investments (continued)

     As part of its overall investment strategy, the Company has entered into agreements to purchase securities as follows:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  ---------------  ---------------
                                                                                           (In Thousands)


     Investment Purchase Commitments                                              $            -   $       10,000


     There were no new loans during 2002. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings. As of December 31, 2002, the Company held no mortgages with interest more than 180 days overdue.


5.   Concentrations of Credit Risk

     The Company held less-than-investment-grade bonds with an aggregate book value of $240,000 and $11,537,000 and with an aggregate market value of $240,000 and $11,432,000 at December 31, 2002 and 2001, respectively. Those holdings amounted to 0.1% of the Company's investments in bonds and 0.1% of total admitted assets at December 31, 2002. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

     The Company held unrated bonds of $5,000,000 and $17,903,000 with an aggregate NAIC market value of $5,195,000 and $17,782,000 at December 31, 2002 and 2001, respectively. The carrying value of these holdings amounted to 1.8% of the Company's investment in bonds and 1.7% of the Company's total admitted assets at December 31, 2002.

     At December 31, 2002, the Company's commercial mortgages involved a concentration of properties located in California (59.4%) and Arizona (40.6%). The portfolio is well diversified; covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $1,887,000.

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

6.   Annuity Reserves

     At December 31, 2002 and 2001, the Company's annuity reserves, including deposit fund liabilities that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                         December 31, 2002
                                                                                       Amount          Percent
                                                                                  ---------------  ---------------
                                                                                           (In Thousands)


     Subject to discretionary withdrawal (with adjustment):
       With market value adjustment                                               $      275,105         92.4%
       At book value less surrender charge                                                17,936          6.0
                                                                                  ---------------  ---------------
     Subtotal                                                                            293,041         98.4
     Subject to discretionary withdrawal (without adjustment)
       at book value with minimal or no charge or adjustment                                   -            -
     Not subject to discretionary withdrawal                                               4,879          1.6
                                                                                  ---------------  ---------------
     Total annuity reserves and deposit fund liabilities before reinsurance              297,920        100.0%
                                                                                                   ===============
     Less reinsurance ceded                                                               17,936
                                                                                  ---------------
     Net annuity reserves and deposit fund liabilities                            $      279,984
                                                                                  ===============

                                                                                         December 31, 2001
                                                                                       Amount          Percent
                                                                                  ---------------  ---------------
                                                                                           (In Thousands)


     Subject to discretionary withdrawal (with adjustment):
       With market value adjustment                                               $      261,524         92.4%
       At book value less surrender charge                                                18,699          6.6
                                                                                  ---------------  ---------------
     Subtotal                                                                     $      280,223         99.0
     Subject to discretionary withdrawal (without adjustment)
       at book value with minimal or no charge or adjustment                                   -            -
     Not subject to discretionary withdrawal                                               2,755          1.0
                                                                                  ---------------  ---------------
     Total annuity reserves and deposit fund liabilities before reinsurance              282,978        100.0%
                                                                                                   ===============
     Less reinsurance ceded                                                               18,699
                                                                                  ---------------
     Net annuity reserves and deposit fund liabilities                            $      264,279
                                                                                  ===============

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

7.   Reinsurance

     The Company is involved in ceded reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

     The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

                                                                                          December 31, 2002
                                                                                       Amount           Percent
                                                                                  ---------------  ---------------
                                                                                           (In Thousands)


     Premiums                                                                     $          390   $       11,440
     Benefits paid or provided                                                               660              192
     Policy and contract liabilities at year end                                          17,943           18,705



8.   Federal Income Taxes

     The Company files a separate federal income tax return.

     The components of the net deferred tax asset (liability) at December 31 are as follows:

                                                                                        2002             2001
                                                                                  ---------------  ---------------
                                                                                           (In Thousands)


     Total gross deferred tax assets                                              $        3,801   $        3,085
     Total deferred tax liabilities                                                         (132)               -
                                                                                  ---------------  ---------------
     Net deferred tax asset                                                                3,669            3,085
     Deferred tax asset nonadmitted                                                       (3,098)          (2,676)
                                                                                  ---------------  ---------------
     Net admitted deferred tax asset                                              $          571   $          409
                                                                                  ===============  ===============
     (Increase) decrease in nonadmitted asset                                     $         (422)  $       (1,827)
                                                                                  ===============  ===============

     Significant components of income taxes incurred as of December 31 are:

                                                                                        2002             2001
                                                                                  ---------------  ---------------
                                                                                           (In Thousands)


     Current income taxes incurred consist of the following major components:

     Federal taxes on operations                                                  $         (905)  $          810
     Operations loss carryovers utilized                                                       -             (810)
     Federal tax on capital gains                                                            258            1,575
     Capital loss carryovers utilized                                                          -             (846)
                                                                                  ---------------  ---------------
     Total current taxes incurred                                                 $         (647)  $          729
                                                                                  ===============  ===============

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

8.   Federal Income Taxes (continued)

     The main components of deferred tax assets and deferred tax liabilities are as follows:

                                                                                             December 31
                                                                                        2002             2001
                                                                                  ---------------  ---------------
                                                                                           (In Thousands)


     Deferred tax assets resulting from book/tax differences in:
       Deferred acquisition costs                                                 $          919   $          963
       Insurance reserves                                                                  1,822            1,161
       Goodwill                                                                              880              961
       Operations loss carry forward                                                         165                -
       Other                                                                                  15                -
                                                                                  ---------------  ---------------
       Total deferred tax assets                                                           3,801            3,085

     Deferred tax assets nonadmitted                                                      (3,098)          (2,676)
                                                                                  ---------------  ---------------
     Admitted deferred tax assets                                                 $          703   $          409
                                                                                  ---------------  ---------------
     Deferred tax liabilities resulting from book/tax differences in:
       Other                                                                      $          132   $            -
                                                                                  ---------------  ---------------
       Total deferred tax liabilities                                                        132                -
                                                                                  ---------------  ---------------
     Net admitted deferred tax asset                                              $          571   $          409
                                                                                  ===============  ===============

     The change in net deferred income taxes is comprised of the following:

                                                                                                    December 31
                                                                                       2002             2001            Change
                                                                                  ---------------  ---------------  ---------------
                                                                                                    (In Thousands)


     Total deferred tax assets                                                    $        3,801   $        3,085   $          716
     Total deferred tax liabilities                                                         (132)               -             (132)
                                                                                  ---------------  ---------------  ---------------
     Net deferred tax asset (liability)                                           $        3,669   $        3,085   $          584
                                                                                  ===============  ===============
     Tax effect of items in surplus:
       Nonadmitted assets                                                                                                       (5)
                                                                                                                    ---------------
     Change in net deferred income tax                                                                              $          579
                                                                                                                    ===============

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

8.   Federal Income Taxes (continued)

     The provision for federal income taxes expense and change in deferred taxes differs from the amount obtained by applying the statutory Federal income tax rate to income (including capital losses) before income taxes for the following reasons:



                                                                                     Year Ended
                                                                                  December 31, 2002
                                                                                  -----------------
                                                                                   (In Thousands)


     Ordinary income                                                              $         (1,700)
     Capital gains (losses)                                                                 (1,460)
                                                                                  -----------------
     Total pre-tax book income                                                    $         (3,160)
                                                                                  =================

     Provisions computed at statutory rate                                        $         (1,106)
     Interest maintenance reserve                                                             (224)
     Nondeductible general expense                                                              82
     Other                                                                                      22
                                                                                  -----------------
     Total                                                                        $         (1,226)
                                                                                  =================

     Federal income taxes incurred                                                $           (647)
     Change in net deferred income taxes                                                      (579)
                                                                                  -----------------
     Total statutory income taxes                                                 $         (1,226)
                                                                                  =================

     The Company has a recoverable of $2,810,000 at December 31, 2002 and $163,000 at December 31, 2001 from the United States Treasury for federal income taxes.

     The Company has operating loss carryforwards of $473,000 that expire in 2017.


9.   Capital and Surplus

     Under Georgia insurance regulations, the Company is required to maintain a minimum total capital and surplus of $3,000,000. Additionally, the amount of dividends that can be paid by the Company to its stockholder without prior approval of the Georgia Insurance Department is limited to the greater of 10% of statutory surplus or statutory net gain from operations.

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

10.  Fair Values of Financial Instruments

     In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

     Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts. The carrying amounts and fair values of the Company's financial instruments are summarized as follows:

                                                                                                    December 31
                                                                                           2002                      2001
                                                                                  ------------------------  ------------------------
                                                                                    Carrying       Fair       Carrying       Fair
                                                                                     Amount        Value       Amount        Value
                                                                                  -----------  -----------  -----------  -----------
                                                                                                    (In Thousands)


       Assets:
         Bonds                                                                    $  281,391   $  300,018   $  259,073   $  265,293
         Mortgage loans                                                                4,644        5,329        4,761        4,950
         Policy loans                                                                      -            -           10           10
         Short-term investments                                                        2,850        2,850            -            -
         Cash                                                                             50           50       17,812       17,812
         Indebtedness from related parties                                             1,263        1,263          105          105
         Receivable for securities                                                         3            3           87           87

       Liabilities:
         Individual and group annuities                                              279,079      257,978      264,158      243,639
         Deposit type contract                                                           905          971          121          130
         Indebtedness to related parties                                                  65           65          367          367


                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

10.  Fair Values of Financial Instruments (continued)

     The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

     Cash and short-term investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

     Fixed maturities and equity securities: The fair values for bonds, preferred stocks and common stocks, reported herein, are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, collateralized mortgage obligations and other mortgage derivative investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 0% and 15% over the total portfolio. Fair values determined on this basis can differ from values published by the NAIC Securities Valuation Office.

     Market value as determined by the NAIC as of December 31, 2002 and 2001 is $286,211,000 and $264,074,000 respectively.

     Mortgage loans: Estimated market values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

     Other investment-type insurance contracts: The fair values of the Company's deferred annuity contracts are estimated based on the cash surrender values. The carrying values of other policyholder liabilities, including immediate annuities, dividend accumulations, supplementary contracts without life contingencies, and premium deposits, approximate their fair values.

     The carrying value of all other financial instruments approximates their fair value.

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

11.  Commitments and Contingencies

     The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of pending lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.

12.  Financing Agreements

     The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which expires July 31, 2003, the Company can borrow up to $10,000,000 from the Bank. Interest on any borrowing accrues at an annual rate equal to the cost of funds for the Bank for the period applicable for the advance plus 0.225% or a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $677 for the year ended December 31, 2002. At December 31, 2002, the Company had $0 payable to the Bank.

     The Company also maintains a revolving loan agreement with Bank of New York, New York (the "Bank"). Under this agreement, the Company can borrow up to $5,000,000 from the Bank. Interest on any of the Company borrowing accrues at an annual rate equal to the cost of funds for the Bank for the period applicable for the advance plus 0.225% or a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $0 for the year ended December 31, 2002. At December 31, 2002, the Company had $0 payable to the Bank.

13.  Related Party Transactions

     Affiliates

     Management and service contracts and all cost sharing arrangements with other affiliated ING US life insurance companies are allocated among companies in accordance with normal, generally accepted expense and cost allocation methods.

     Investment Management: The Company has entered into an investment advisory agreement and an administrative services agreement with ING Investment Management, LLC ("IIM") under which IIM provides the Company with investment management and asset liability management services. Total fees under the agreement were approximately $723,000 and $643,000 for the year ended December 2002 and 2001, respectively.

                        Ameribest Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

13.  Related Party Transactions (continued)

     Affiliates (continued)

     Inter-insurer Services Agreement: The Company has entered into a services agreement with certain of its affiliated insurance companies in the United States ("affiliated insurers") whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting and other services to each other. Net amounts received (paid) under these agreements were ($263,000) and $1,807,000 for the year ended December 31, 2002 and 2001, respectively.

     Reciprocal Loan Agreement: The Company has entered into a reciprocal or revolving loan agreement with ING AIH, a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2008, the Company can borrow up to $1,400,000 from ING AIH. Interest on any borrowing is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Under this agreement, the company incurred interest expense of $1,274 for the year ended December 31, 2002. At December 31, 2002, the company had $0 payable to ING AIH.

14.  Guaranty Fund Assessments

     Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premiums companies collect in that state.

     The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (NOLHGA) and the amount of premiums written in each state. The Company reduces the accrual by credits allowed in some states to reduce future premium taxes by a portion of assessments in that state. The Company has estimated this liability to be $29,000 and $100,000 as of December 31, 2002 and 2001, respectively and has recorded a reserve. The Company has also recorded an asset of $0 and $28,000 as of December 31, 2002 and 2001, respectively, for future credits to premium taxes for assessments already paid.

15.  Regulatory Risk-Based Capital

     Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2002, the Company meets the RBC requirements.

                                                                    Exhibit 99.3

                    Equitable Life Insurance Company of Iowa
                         Balance Sheet - Statutory Basis
--------------------------------------------------------------------------------

                                                                                   September 30,
                                                                                       2003
                                                                                  --------------
                                                                                  (In Thousands)


Admitted assets
Cash and invested assets:
    Bonds                                                                          $  3,658,954
    Preferred stocks                                                                        441
    Common stocks                                                                     1,232,540
    Mortgage loans                                                                      950,456
    Real Estate                                                                           2,968
    Policy loans                                                                        127,934
    Other invested assets                                                               251,805
    Cash and short-term investments                                                     149,468
                                                                                  --------------
Total cash and invested assets                                                        6,374,566

Deferred and uncollected premiums                                                         4,954
Accrued investment income                                                                48,458
Reinsurance balances recoverable                                                          5,797
Data processing equipment                                                                    92
Indebtedness from related parties                                                        34,330
Federal income tax recoverable                                                           19,328
Separate account assets                                                                 980,432
Other assets                                                                            376,094
                                                                                  --------------
Total admitted assets                                                              $  7,844,051
                                                                                  ==============
Liabilities and capital and surplus
Liabilities:
    Policy and contract liabilities:
      Life and annuity reserves                                                       4,639,169
      Deposit type contracts                                                            620,616
      Policyholders' funds                                                                  301
      Dividend payable                                                                   16,935
      Unpaid claims                                                                       3,445
                                                                                  --------------
    Total policy and contract liabilities                                             5,280,466

    Accounts payable and accrued expenses                                                28,110
    Indebtedness to related parties                                                      50,703
    Interest maintenance reserve                                                         25,466
    Asset valuation reserve                                                              33,398
    Borrowed money                                                                      207,767
    Other liabilities                                                                    65,941
    Separate account liabilities                                                        980,432
                                                                                  --------------
Total liabilities                                                                     6,672,283

Capital and surplus:
    Common stock                                                                          5,000
    Additional paid-in capital                                                        1,236,632
    Unassigned surplus                                                                  (69,864)

Total capital and surplus                                                             1,171,768
                                                                                  --------------
Total liabilities and capital and surplus                                          $  7,844,051
                                                                                  ==============

                    Equitable Life Insurance Company of Iowa
                   Statements of Operations - Statutory Basis
--------------------------------------------------------------------------------

                                                                                  Nine months ended September 30,
                                                                                       2003             2002
                                                                                  --------------   --------------
                                                                                           (In Thousands)


Premiums and other revenues:
    Life, annuity, and accident and health premiums                                $  1,465,594     $  1,459,082
    Policy proceeds and dividends left on deposit                                         1,615            1,528
    Net investment income                                                               219,545          159,853
    Amortization of interest maintenance reserve                                         (1,996)          (1,694)
    Commissions, expense allowances and reserve adjustments
      on reinsurance ceded                                                                   56              393
    Other income                                                                         13,255           24,526
                                                                                  --------------   --------------
Total premiums and other revenues                                                     1,698,069        1,643,688

Benefits paid or provided:
    Death benefits                                                                       33,945           33,338
    Annuity benefits                                                                     85,821          100,014
    Surrender benefits                                                                  512,112          500,073
    Interest on policy or contract funds                                                  7,410            4,897
    Other benefits                                                                          121            1,469
    Life contract withdrawals                                                             4,608            4,625
    Change in life, annuity, and accident and health reserves                           344,825          410,507
    Net transfers to separate accounts                                                  (95,353)        (100,078)
                                                                                  --------------   --------------
Total benefits paid or provided                                                         893,489          954,845

Insurance expenses:
    Commissions                                                                         128,805          118,638
    General expenses                                                                     41,281           36,435
    Insurance taxes, licenses and fees, excluding
      federal income taxes                                                                1,933            3,201
    Other                                                                               629,060          598,866
                                                                                  --------------   --------------

Total insurance expenses                                                                801,079          757,140
                                                                                  --------------   --------------
Gain (loss) from operations before policyholder dividends,
  federal income taxes and net realized capital losses                                    3,501          (68,298)

Dividends to policyholders                                                                9,272           17,618
                                                                                  --------------   --------------

Gain (loss) from operations before federal income taxes
  and net realized capital losses                                                        (5,771)         (85,916)

Federal income taxes                                                                     (2,842)          27,581
                                                                                  --------------   --------------
Gain from operations before net realized capital losses                                  (2,929)        (113,497)
Net realized capital gains or (losses), net of income
  taxes 2003 - $3,633; 2002 - $(6,927) and excluding net
  transfers to the interest maintenance reserve 2003- $4,307; 2002- $1,856              (17,564)         (19,005)
                                                                                  --------------   --------------
Net income (loss)                                                                  $    (20,493)    $   (132,502)
                                                                                  ==============   ==============

                    Equitable Life Insurance Company of Iowa
         Statements of Changes in Capital and Surplus - Statutory Basis
--------------------------------------------------------------------------------

                                                                                  Nine months ended September 30,
                                                                                       2003             2002
                                                                                  --------------   --------------
                                                                                           (In Thousands)

Common stock:
    Balance at beginning and end of year                                           $      5,000     $      5,000

Paid-in and contributed surplus:
    Balance at beginning of year                                                      1,236,632          721,632
    Capital contributions                                                                     -          195,000
                                                                                  --------------   --------------
    Balance at end of year                                                            1,236,632          916,632

Unassigned surplus:
    Balance at beginning of year                                                        (97,422)         329,096
    Net income                                                                          (20,493)        (132,502)
    Change in net unrealized capital gains or losses                                     54,643         (297,737)
    Change in nonadmitted assets                                                        (12,433)          20,696
    Change in asset valuation reserve                                                    (7,274)           4,783
    Change in net deferred income tax                                                    13,115          (10,971)
                                                                                  --------------   --------------
    Balance at end of year                                                              (69,864)         (86,635)

Total capital and surplus                                                          $  1,171,768     $    834,997
                                                                                  ==============   ==============

                    Equitable Life Insurance Company of Iowa
                   Statements of Cash Flows - Statutory Basis
--------------------------------------------------------------------------------

                                                                                  Nine months ended September 30,
                                                                                       2003             2002
                                                                                  --------------   --------------
                                                                                           (In Thousands)


Operations
Premiums, policy proceeds, and other considerations
    received, net of reinsurance paid                                              $  1,462,703     $  1,450,381
Net investment income received                                                          263,891          254,823
Commission and expense allowances received on reinsurance ceded                               -              393
Benefits paid                                                                          (729,890)        (643,942)
Net transfers to separate accounts                                                       98,088          114,056
Insurance expenses paid                                                                (778,614)        (151,228)
Dividends paid to policyholders                                                         (15,966)         (17,942)
Federal income taxes (paid) received                                                     28,915          (57,692)
Net other (expenses) revenues                                                            14,300         (573,936)
                                                                                  --------------   --------------
Net cash provided by operations
                                                                                        343,427          374,913
Investments
Proceeds from sales, maturities, or repayments of investments:
    Bonds                                                                             3,039,822        2,688,381
    Stocks                                                                                    -              357
    Mortgage loans                                                                      132,417           66,595
    Real estate                                                                             750              491
    Other invested assets                                                                   828           52,576
    Miscellaneous proceeds                                                               66,555          (20,336)
    Net gains or (losses) on cash and short-term investments                               (169)               -
    Net tax on capital gains                                                                  -            6,927
                                                                                  --------------   --------------
Net proceeds from sales, maturities, or repayments of investments                     3,240,203        2,794,991

Cost of investments acquired:
    Bonds                                                                             3,535,481        3,147,911
    Preferred stocks                                                                    246,024          245,192
    Mortgage loans                                                                      218,253           51,840
    Other invested assets                                                                   460              804
    Miscellaneous applications                                                           73,382           28,163
                                                                                  --------------   --------------
Total cost of investments acquired                                                    4,073,600        3,473,910
Net increase (decrease)  in policy loans                                                  2,857           (9,373)
                                                                                  --------------   --------------
Net cash used in investment activities                                                 (830,540)        (669,546)

Financing and miscellaneous activities Cash provided (used):
    Capital and surplus paid-in                                                               -          195,000
    Borrowed money                                                                       58,771           48,416
    Net deposits on deposit-type contract funds                                         430,415             (822)
    Other sources                                                                       119,393           12,406
                                                                                  --------------   --------------
Net cash provided by financing and miscellaneous activities                             608,579          255,000

Net change in cash and short-term investments                                           121,466          (39,633)
Cash and short-term investments:
    Beginning of year                                                                    28,002           85,403
                                                                                  --------------   --------------
    End of year                                                                    $    149,468     $     45,770
                                                                                  ==============   ==============

                                                                    EXHIBIT 99.4


                         Report of Independent Auditors


Board of Directors and Stockholder
USG Annuity & Life Company

We have audited the accompanying statutory basis balance sheets of USG Annuity & Life Company ("the Company" and a wholly owned subsidiary of ING America
Insurance Holdings, Inc.) as of December 31, 2002 and 2001, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Commissioner of Insurance of the State of Oklahoma (Oklahoma Insurance Department), which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of USG Annuity & Life Company at December 31, 2002 and 2001 or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of USG Annuity & Life Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Oklahoma Insurance Department.

As discussed in Note 3 to the financial statements, in 2001 the Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Oklahoma Insurance Department.


                                                           /s/ Ernst & Young LLP


April 25, 2003

                           USG Annuity & Life Company
                        Balance Sheets - Statutory Basis
--------------------------------------------------------------------------------

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                          (In Thousands)


Admitted assets
Cash and invested assets:
   Bonds                                                                          $   6,116,495    $   5,285,956
   Preferred stocks                                                                       1,088              134
   Common stocks                                                                              -               22
   Mortgage loans                                                                     1,483,855        1,659,518
   Real estate, less accumulated depreciation  (2002- $304,
     2001-$242)                                                                           1,477            2,964
   Policy loans                                                                          32,454           32,732
   Other invested assets                                                                 47,704           40,847
   Cash and short-term investments                                                        9,116          102,848
                                                                                  --------------   --------------
Total cash and invested assets                                                        7,692,189        7,125,021

Deferred and uncollected premiums, less loading (2002- ($58),
   2001- $49)                                                                               386            1,304
Accrued investment income                                                                77,674           72,706
Reinsurance balances recoverable                                                            335               90
Indebtedness from related parties                                                            25            3,945
Federal income tax recoverable, including a deferred
   tax asset (2002 - $15,601, 2001 - $6,976)                                             22,163            6,976

Other assets                                                                              2,451            5,484
                                                                                  --------------   --------------
Total admitted assets                                                             $   7,795,223    $   7,215,526
                                                                                  ==============   ==============

                           USG Annuity & Life Company
                  Balance Sheets - Statutory Basis (continued)
--------------------------------------------------------------------------------



                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                          (In Thousands)
                                                                                      except share amounts)


Liabilities and capital and surplus
Liabilities:
   Policy and contract liabilities:
       Life and annuity reserves                                                  $   6,859,914    $   6,211,216
       Deposit type contracts                                                           246,501          232,745
       Policyholders' funds                                                                  53               33
       Unpaid claims                                                                      3,622            3,930
                                                                                  --------------   --------------
   Total policy and contract liabilities                                              7,110,090        6,447,924

   Interest maintenance reserve                                                          11,799            4,992
   Accounts payable and accrued expenses                                                 27,197           69,739
   Indebtedness to related parties                                                       22,147            6,548
   Contingency reserve                                                                      876            1,907
   Asset valuation reserve                                                               50,634           71,621
   Borrowed money                                                                       184,450          183,094
   Other liabilities                                                                      1,844          120,244
                                                                                  --------------   --------------
Total liabilities                                                                     7,409,037        6,906,069

Capital and surplus:
   Common stock: authorized - 1,000 shares of $3,000 par value;
     833 issued and outstanding                                                           2,500            2,500
   Additional paid-in capital                                                           316,963          286,963
   Unassigned surplus                                                                    66,723           19,994
                                                                                  --------------   --------------
Total capital and surplus                                                               386,186          309,457
                                                                                  --------------   --------------
Total liabilities and capital and surplus                                         $   7,795,223    $   7,215,526
                                                                                  ==============   ==============

See accompanying notes - statutory basis.

                           USG Annuity & Life Company
                   Statements of Operations - Statutory Basis
--------------------------------------------------------------------------------

                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                          (In Thousands)


Premiums and other revenues:
   Life, annuity, and accident and health premiums                                $   1,285,640    $     833,347
   Policy proceeds and dividends left on deposit                                          9,267           11,396
   Net investment income                                                                536,206          520,614
   Amortization of interest maintenance reserve                                          (7,446)           2,383
   Commissions, expense allowances and reserve adjustments
     on reinsurance ceded                                                                14,159           23,933
   Other income                                                                           1,619           17,445
                                                                                  --------------   --------------
Total premiums and other revenues                                                     1,839,445        1,409,118

Benefits paid or provided:
   Death benefits                                                                       112,299          141,633
   Annuity benefits                                                                     250,411          274,447
   Surrender benefits                                                                   582,708          739,979
   Interest on policy or contract funds                                                   8,033           11,409
   Other benefits:
       Life contract withdrawals                                                          8,968            6,081
       Increase in life, annuity, and accident and
         health reserves                                                                648,698           25,124
                                                                                  --------------   --------------
Total benefits paid or provided                                                       1,611,117        1,198,673

Insurance expenses:
   Commissions                                                                           86,074           59,252
   General expenses                                                                      33,272           22,962
   Insurance taxes, licenses and fees, excluding
     federal income taxes                                                                  (231)          (1,827)
   Other                                                                                    856             (291)
                                                                                  --------------   --------------
Total insurance expenses                                                                119,971           80,096


                           USG Annuity & Life Company
             Statements of Operations - Statutory Basis (continued)
--------------------------------------------------------------------------------

                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                          (In Thousands)


Gain from operations before federal income taxes and
   net realized capital losses                                                          108,357          130,349
Federal income taxes                                                                     41,015           49,747
                                                                                  --------------   --------------
Gain from operations before net realized capital losses                                  67,342           80,602
Net realized capital losses net of income taxes 2002 - $6,049;
   2001 - $ (7,981) and excluding net transfers to the interest
   maintenance reserve 2002- $638; 2001- $(13,377)                                      (41,467)         (51,090)
                                                                                  --------------   --------------
Net income                                                                        $      25,875    $      29,512
                                                                                  ==============   ==============

See accompanying notes - statutory basis.

                           USG Annuity & Life Company
          Statements of Changes in Capital and Surplus--Statutory Basis
--------------------------------------------------------------------------------

                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                          (In Thousands)


Common stock:
   Balance at beginning and end of year                                           $       2,500    $       2,500
                                                                                  --------------   --------------
Paid-in and contributed surplus:
     Balance at beginning and end of year                                               286,963          286,963
     Capital contributions                                                               30,000                -
                                                                                  --------------   --------------
     Balance at end of year                                                             316,963          286,963

Unassigned surplus (deficit):
     Balance at beginning of year                                                        19,994          (16,701)
     Net income                                                                          25,875           29,512
     Change in net unrealized capital losses                                             (7,240)          (1,001)
     Change in non-admitted assets                                                        3,284          (15,515)
     Change in asset valuation reserve                                                   20,987           18,143
     Change in net deferred income tax                                                    3,480           26,376
     Change in accounting principle, net of tax                                               -            5,180
     Dividends to stockholder                                                                 -          (26,000)
     Other                                                                                  343                -
                                                                                  --------------   --------------
     Balance at end of year                                                              66,723           19,994
                                                                                  --------------   --------------
Total capital and surplus                                                         $     386,186    $     309,457
                                                                                  ==============   ==============

See accompanying notes - statutory basis.

                           USG Annuity & Life Company
                    Statements of Cash Flows--Statutory Basis
--------------------------------------------------------------------------------

                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                          (In Thousands)


Operations
Premiums, policy proceeds, and other considerations received,
   net of reinsurance paid                                                        $   1,295,738    $     844,992
Net investment income received                                                          647,957          565,770
Commission and expense allowances received on reinsurance ceded                          14,159           23,933
Benefits paid                                                                          (998,100)      (1,195,459)
Insurance expenses paid                                                                (122,791)         (70,176)
Federal income taxes paid                                                               (58,643)         (41,271)
Net other revenue                                                                            89           10,907
                                                                                  --------------   --------------
Net cash provided by operations                                                         778,409          138,696
                                                                                  --------------   --------------
Investments
Proceeds from sales, maturities, or repayments of investments:
   Bonds                                                                              8,709,883        5,845,574
   Preferred stocks                                                                         133              961
   Common stocks                                                                            224           46,233
   Mortgage loans                                                                       275,949          170,155
   Other invested assets                                                                  6,856            7,254
   Net loss on cash and short term investment                                                 -              (75)
   Net tax on capital gains                                                               4,947            3,874
                                                                                  --------------   --------------
Net proceeds from sales, maturities, or repayments of investments                     8,997,992        6,073,976

Cost of investments acquired:
   Bonds                                                                              9,713,052        6,229,459
   Preferred stocks                                                                      17,047            2,085
   Common stocks                                                                        (15,817)          (2,085)
   Mortgage loans                                                                       100,251           93,125
   Other invested assets                                                                 14,594           19,254
                                                                                  --------------   --------------
Total cost of investments acquired                                                    9,829,127        6,341,838

Net decrease (increase) in policy loans                                                     279             (938)
                                                                                  --------------   --------------
Net cash used in investment activities                                                 (830,856)        (268,800)


                           USG Annuity & Life Company
              Statements of Cash Flows--Statutory Basis (continued)
--------------------------------------------------------------------------------

                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                          (In Thousands)


Financing and miscellaneous activities
Cash provided:
   Capital and surplus paid-in                                                           30,000                -
   Borrowed money                                                                         1,356          135,270
   Net deposits on deposit-type contract funds                                               (8)         (38,422)
   Interest paid on indebtedness                                                           (254)               -
   Other (uses) sources                                                                 (72,379)         124,461
   Dividends to stockholder                                                                   -          (26,000)
                                                                                  --------------   --------------
Net cash (used in) provided by financing and miscellaneous
  activities                                                                            (41,285)          195,309

Net (decrease) increase in cash and short-term investments                              (93,732)           65,205
Cash and short-term investments:
   Beginning of year                                                                    102,848            37,643
                                                                                  --------------   ---------------
   End of year                                                                    $       9,116    $      102,848
                                                                                  ==============   ===============

See accompanying notes - statutory basis.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies

     USG Annuity & Life Company (the "Company") is domiciled in Oklahoma and is a wholly owned subsidiary of Equitable Life Insurance Company of Iowa ("Equitable"), an Iowa domiciled insurance company. Equitable, in turn, is a wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH").

     The Company offers various insurance products including deferred fixed annuities, immediate annuities, and interest-sensitive life insurance. These products are primarily marketed to individuals by independent insurance broker/dealers, financial institutions, and the career agency force. The Company is licensed in 48 states and the District of Columbia.

     The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

     Basis of Presentation

     The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Commissioner of Insurance of the State of Oklahoma (Oklahoma Insurance
     Department), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The most significant variances from GAAP are as follows:

     Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a component of other comprehensive income in stockholder's equity for those designated as available-for-sale.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Basis of Presentation (continued)

     Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP.

     Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholders' equity rather than to income as required for fair value hedges.

     The Company invests in structured securities including mortgage-backed securities/collateralized mortgage obligations, asset-backed securities, collateralized debt obligations, and commercial mortgage-backed securities. For these structured securities, management compares the undiscounted cash flows to the carrying value. An other than temporary impairment is considered to have occurred when the undiscounted cash flows are less than the carrying value. For structured securities, when a negative yield results from a revaluation based on new prepayment assumptions (i.e., undiscounted cash flows are less than current book value), an other than temporary impairment is considered to have occurred and the asset is written down to the value of the undiscounted cash flows. For GAAP, assets are re-evaluated based on the discounted cash flows using a current market rate. Impairments are recognized when there has been an adverse change in cash flows and the fair value is less than book. The asset is then written down to fair value.

     When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss accounted for as a realized loss.

     Valuation Reserves: The asset valuation reserve ("AVR") is determined by an NAIC-prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Basis of Presentation (continued)

     Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral is reported as the interest maintenance reserve
     (IMR) in the accompanying balance sheets.

     Realized gains and losses on investments are reported in operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines is charged to income.

     Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

     The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

     Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

     Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Basis of Presentation (continued)

     Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

     Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners' Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

     Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the
     treaty  be  recorded  as  an  offsetting   liability  and  charged  against
     unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

     Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

     Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

     Nonadmitted Assets: Certain assets designated as "nonadmitted," principally deferred federal income tax assets, disallowed interest maintenance reserves, non-operating software, past-due agents' balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Basis of Presentation (continued)

     Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

     Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are non-admitted.
     Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

     Statements of Cash Flows: Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

     Reconciliation to GAAP

     The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

     Other significant accounting practices are as follows:

     Investments

     Bonds,   preferred  stocks,  common  stocks,   short-term  investments  and
     derivative instruments are stated at values prescribed by the NAIC, as follows:

     Bonds not backed by other loans are principally stated at amortized cost using the interest method.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Investments (continued)

     Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher-risk asset backed securities, which are valued using the prospective method.

     Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the Securities Valuation Office of the NAIC ("SVO").

     Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/(losses) are reported in unassigned surplus along with adjustment for federal income taxes.

     The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of the time and the extent to which the market value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

     In addition, the Company invests in structured securities including mortgage-backed securities/collateralized mortgage obligations, asset-backed securities, collateralized debt obligations, and commercial mortgage-backed securities. For these structured securities, management compares the undiscounted cash flows to the carrying value. An other than temporary impairment is considered to have occurred when the undiscounted cash flows are less than the carrying value.

     When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss accounted for as a realized loss.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Investments (continued)

     The Company uses interest rate swaps, caps and floors, options and certain other derivatives as part of its overall interest rate risk management strategy for certain life insurance and annuity products. As the Company only uses derivatives for hedging purposes, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

     Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

     Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short-term assets or liabilities. The initial cost of any such agreement is amortized to net investment income over the life of the agreement. Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged items.

     Mortgage  loans  are  reported  at  amortized   cost,  less  allowance  for
     impairments.

     Policy loans are reported at unpaid principal balances.

     Land is reported at cost. Real estate occupied by the company is reported at depreciated cost; other real estate is reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

     For reverse repurchase agreements, Company policies require a minimum of 102% of the fair value of securities purchased under reverse repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in miscellaneous liabilities.

     Reverse dollar repurchase agreements are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Investments (continued)

     The Company engages in securities lending whereby certain domestic bonds from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The Company does not have access to the collateral. The Company's policy requires a minimum of 102% of the fair value of securities loaned to be maintained as collateral. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates.

     At December 31, 2002 and 2001, the Company had loaned securities (which are reflected as invested assets on the Balance Sheets) with a market value of approximately $32,662,000 and $62,905,000, respectively.

     Short-term   investments  are  reported  at  amortized   cost.   Short-term
     investments include investments with maturities of less than one year at the date of acquisition.

     Other invested assets are reported at amortized cost using the effective interest method. Other invested assets primarily consist of residual collateralized mortgage obligations and partnership interests.

     Realized capital gains and losses are determined using the specific identification basis.

     Aggregate Reserve for Life Policies and Contracts

     Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 4.00% to 8.75%.

     The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company's practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Aggregate Reserve for Life Policies and Contracts (continued)

     The methods used in valuation of substandard policies are as follows:

          For life, endowment and term policies issued substandard, the standard reserve during the premium-paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

          For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

     For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

     The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The tabular interest of funds not involving life contingencies is calculated as the current year reserves, plus payments, less prior year reserves, less funds added.

     Reinsurance

     Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contract and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Nonadmitted Assets

     Nonadmitted assets are summarized as follows:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                          (In Thousands)


     Deferred federal income taxes                                                $      54,496    $      55,833
     Agents' debit balances                                                                 519              255
     Deferred and uncollected premium                                                       119              120
     Other                                                                                  885            3,095
                                                                                  --------------   --------------
     Total nonadmitted assets                                                     $      56,019    $      59,303
                                                                                  ==============   ==============

     Changes in nonadmitted assets are generally reported directly in surplus as an increase or decrease in nonadmitted assets. Certain changes are reported directly in surplus as a change in unrealized capital gains or losses.

     Claims and Claims Adjustment Expenses

     Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2002. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claims payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company's obligations for claims incurred but unpaid as of December 31, 2002.

     Cash Flow Information

     Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments (with a maturity of less than one year at date of acquisition).

     The Company borrowed $1,021,035,000 and repaid $1,021,035,000 in 2002 and borrowed $880,600,000 and repaid $928,400,000 during 2001. These borrowings were on a short-term basis, at an interest rate that approximated current money market rates and exclude borrowings from reverse dollar repurchase transactions. Interest paid on borrowed money was $109,000 and $645,000 during 2002 and 2001, respectively.

     Reclassifications

     Certain prior year amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2002 financial statement presentation.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

2.   Permitted Statutory Basis Accounting Practices

     The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Oklahoma Insurance Department. The Oklahoma Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of Oklahoma for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under the Oklahoma Insurance Laws. NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the state of Oklahoma. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

     The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Oklahoma Insurance Department. As of December 31, 2002 and 2001, the Company had no such permitted accounting practices.


3.   Accounting Changes

     The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Oklahoma. Effective January 1, 2001, the State of Oklahoma required that insurance companies domiciled in the State of Oklahoma prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Oklahoma insurance commissioner.

     Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.

     As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased unassigned surplus, by $5,180,000 as of January 1, 2001. These changes are primarily attributed to an increase in unassigned surplus of approximately $5,911,000 related to deferred tax assets, $15,384,000 related to prepayment penalties on bonds and mortgage loans released from the IMR liability. Offsetting this increase is a reduction of approximately $15,988,000 to guaranty fund assessment and $127,000 to cost of collection of premiums.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

4.   Investments

     The amortized cost and fair value of bonds and equity securities are as follows:


                                                                                                   Gross         Gross
                                                                                   Amortized    Unrealized    Unrealized    Fair
                                                                                     Cost          Gains        Losses      Value
                                                                                  -----------  -----------  -----------  -----------
                                                                                                    (In Thousands)


     At December 31, 2002:
     U.S. Treasury securities and obligations of
       U.S. government corporations and agencies                                  $  285,347   $    4,998   $       36   $  290,309
     States, municipalities, and political subdivisions                                    -            -            -            -
     Foreign government                                                              120,649        4,200        2,385      122,464
     Public utilities securities                                                     270,390       14,526        4,008      280,908
     Corporate securities                                                          3,244,826      182,420       34,973    3,392,273
     Mortgage-backed securities                                                    1,668,901       90,300       46,006    1,713,195
     Other structured securities                                                     320,274        9,786       28,080      301,980
     Commercial mortgage-backed securities                                           217,028       18,254           76      235,206
                                                                                  -----------  -----------  -----------  -----------
     Total fixed maturities                                                        6,127,415      324,484      115,564    6,336,335

     Preferred stocks                                                                  1,088            -            -        1,088
                                                                                  -----------  -----------  -----------  -----------
     Total equity securities                                                           1,088            -            -        1,088
                                                                                  -----------  -----------  -----------  -----------
     Total                                                                        $6,128,503   $  324,484   $  115,564   $6,337,423
                                                                                  ===========  ===========  ===========  ===========

     At December 31, 2001:
     U.S. Treasury securities and obligations of
       U.S. government corporations and agencies                                  $   38,620   $      244   $       82   $   38,782
     Public utilities securities                                                     136,285        3,665        4,478      135,472
     Corporate securities                                                          2,785,911       97,406       68,734    2,814,583
     Mortgage-backed securities                                                    1,700,989      163,964      118,566    1,746,387
     Other structured securities                                                     463,485       12,125       27,898      447,712
     Commercial mortgage-backed securities                                           161,939        6,507        1,499      166,947
                                                                                  -----------  -----------  -----------  -----------
     Total fixed maturities                                                        5,287,229      283,911      221,257    5,349,883

     Preferred stocks                                                                    134            -            -          134
     Common stocks                                                                        22            -            -           22
                                                                                  -----------  -----------  -----------  -----------
     Total equity securities                                                             156            -            -          156
                                                                                  -----------  -----------  -----------  -----------
     Total                                                                        $5,287,385   $  283,911   $  221,257   $5,350,039
                                                                                  ===========  ===========  ===========  ===========

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

4.   Investments (continued)

     The amortized cost and fair value of investments in bonds at December 31, 2002, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                    Amortized          Fair
                                                                                       Cost            Value
                                                                                  --------------   --------------

     December 31, 2002                                                                    (In Thousands)
     Maturity:
       Due in 1 year or less                                                      $      44,173    $      45,096
       Due after 1 year through 5 years                                               1,118,169        1,177,925
       Due after 5 years through 10 years                                             1,886,593        1,962,788
       Due after 10 years                                                               872,277          900,145
                                                                                  --------------   --------------
       Total Maturity                                                                 3,921,212        4,085,954
     Mortgage-backed securities                                                       1,668,901        1,713,195
     Other structured securities                                                        320,274          301,980
     Commercial mortgage-backed securities                                              217,028          235,206
                                                                                  --------------   --------------
     Total                                                                        $   6,127,415    $   6,336,335
                                                                                  ==============   ==============


     At December 31, 2002, investments in certificates of deposit and bonds, with an admitted asset value of $3,285,000, were on deposit with state insurance departments to satisfy regulatory requirements.

     Reconciliation of bonds from amortized cost to carrying value as of December 31, 2002 and 2001 is as follows:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                          (In Thousands)


     Amortized cost                                                               $   6,127,415    $   5,287,229
     Less nonadmitted bonds                                                              10,920            1,273
                                                                                  --------------   --------------
     Carrying value                                                               $   6,116,495    $   5,285,956
                                                                                  ==============   ==============

     Proceeds from the sales of investments in bonds and other fixed maturity interest securities were $4,334,623,000 and $1,852,588,000 in 2002 and
     2001, respectively. Gross gains of $109,772,000 and $49,178,000 and gross losses of $97,962,000 and $34,222,000 during 2002 and 2001, respectively, were realized on those sales. A portion of the gains realized in 2002 and 2001 has been deferred to future periods in the interest maintenance reserve.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

4.   Investments (continued)

     Major categories of net investment income are summarized as follows:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                          (In Thousands)


     Income:
       Bonds                                                                      $     459,813    $     415,872
       Mortgage loans                                                                   128,230          137,032
       Policy loans                                                                       1,091            1,199
       Company-occupied property                                                            376              204
       Other                                                                            (26,548)          (4,625)
                                                                                  --------------   --------------
     Total investment income                                                            562,962          549,682
     Investment expenses                                                                 26,756           29,068
                                                                                  --------------   --------------
     Net investment income                                                        $     536,206    $     520,614
                                                                                  ==============   ==============

     As part of its overall investment strategy, the Company has entered into agreements to purchase securities as follows:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                          (In Thousands)


     Investment purchase commitments                                              $      87,963    $      55,776
                                                                                  ==============   ==============

     The Company entered into reverse dollar repurchase transactions to increase its return on investments and improve liquidity. Reverse dollar repurchases involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The reverse dollar repurchases are accounted for as short term collateralized financing and the repurchase obligation is reported in borrowed money. The repurchase obligation totaled $173,189,000 and $177,558,000 at December 31, 2002 and 2001, respectively.
     The securities underlying these agreements are mortgage-backed securities with a book value and fair value of $173,245,000 at December 31, 2002. The securities have a weighted average coupon of 5.99% and have maturities ranging from December 2017 through December 2032. The primary risk associated with short-term collateralized borrowings is that the counterparty may be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, which was not material at December 31, 2002. The Company believes the counterparties to the reverse dollar repurchase agreements are financially responsible and that the counterparty risk is minimal.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

4.   Investments (continued)

     The Company participates in reverse repurchase transactions. Such transactions include the sale of corporate securities to a major securities dealer and a simultaneous agreement to repurchase the same security in the near term. The proceeds are invested in new securities of intermediate durations. The terms of the reverse repurchase agreements call for payment of interest at a rate of 1.4%. The agreements mature prior to the end of January 2003. The amount due on these agreements included in borrowed money is $11,000,000. The securities underlying these agreements are mortgage-backed securities with a book value and fair value of $12,687,000. The securities have a weighted average coupon of 6.5% and have a maturity of August 2032.

     The maximum and minimum lending rates for long-term mortgage loans during 2002 were 7.66% and 2.99%. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

     The maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 66.7% on commercial properties. As of December 31, 2002, the Company held no mortgages with interest more than 180 days overdue. Total interest due, as of December 31, 2002 is $0.


5.   Derivative Financial Instruments Held for Purposes Other than Trading

     The Company enters into interest rate and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks, which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to, assets, liabilities, or future cash flows, which the Company has acquired or incurred. Hedge accounting practices are supported by cash flow matching, scenario testing and duration matching.

     The Company uses interest rate swaps to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities. Interest rate swap agreements generally involve the exchange of fixed and floating interest payments over the life of the agreement without an exchange of the underlying principal amount. Currency swap agreements generally involve the exchange of local and foreign currency payments over the life of the agreements without an exchange of the underlying principal amount. Interest rate cap and interest rate floor agreements owned entitle the Company to receive payments to the extent reference interest rates exceed or fall below strike levels in the contracts based on the notional amounts.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

5. Derivative Financial Instruments Held for Purposes Other than Trading (continued)

     Premiums paid for the purchase of interest rate contracts are included in other invested assets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

     Amounts paid or received, if any, from such contracts are included in interest expense or income. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets.

     Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

     Interest rate contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives are recorded as investment income. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties' credit standing, collateral agreements, and master netting agreements.

     The Company is exposed to credit loss in the event of nonperformance by counterparties on interest rate contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

5. Derivative Financial Instruments Held for Purposes Other than Trading (continued)

     The table below summarizes the Company's interest rate contracts included in other invested assets at December 31, 2002 and 2001:

                                                                                  Notional Amount  Carrying Value     Fair Value
                                                                                  ---------------  ---------------  ---------------
                                                                                                   (In Thousands)


     December 31, 2002
     Interest rate contracts
       Swaps                                                                      $    1,146,498   $            -   $     (138,473)
       Caps and floors                                                                   548,465            3,393            1,296
                                                                                  ---------------  ---------------  ---------------
     Total derivatives                                                            $    1,694,963   $        3,393   $     (137,177)
                                                                                  ===============  ===============  ===============


                                                                                  Notional Amount  Carrying Value     Fair Value
                                                                                  ---------------  ---------------  ---------------
                                                                                                   (In Thousands)
     December 31, 2001
     Interest rate contracts:
       Swaps                                                                      $      921,000   $          936   $      (56,090)
       Caps and floors                                                                   298,465              547            2,302
                                                                                  ---------------  ---------------  ---------------
     Total derivatives                                                            $    1,219,465   $        1,483   $      (53,788)
                                                                                  ===============  ===============  ===============


6.   Concentrations of Credit Risk

     The Company held less-than-investment-grade bonds with an aggregate book value of $435,061,000 and $520,834,000 and with an aggregate market value of $413,437,000 and $477,494,000 at December 31, 2002 and 2001,
     respectively. Those holdings amounted to 7.1% of the Company's investments in bonds and 5.6% of total admitted assets at December 31, 2002. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

     The Company held unrated bonds of $204,268,000 and $357,815,000 with an aggregate NAIC market value of $208,297,000 and $356,506,000 at December 31, 2002 and 2001, respectively. The carrying value of these holdings amounted to 3.3% of the Company's investment in bonds and 2.6% of the Company's total admitted assets at December 31, 2002.

     At December 31, 2002, the Company's commercial mortgages involved a concentration of properties located in California (11.6%) and Pennsylvania (9.9%). The remaining commercial mortgages relate to properties located in 37 other states. The portfolio is well diversified; covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $23,935,000.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

7.   Annuity Reserves

     At December 31, 2002 and 2001, the Company's annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                                         December 31, 2002
                                                                                      Amount           Percent
                                                                                  --------------   --------------
                                                                                  (In Thousands)


     Subject to discretionary withdrawal (with adjustment):
       With market value adjustment                                               $   4,447,295          56%
       At book value less surrender charge                                            1,635,038          21
                                                                                  --------------   --------------
     Subtotal                                                                         6,082,333          77
     Subject to discretionary withdrawal (without adjustment) at book
       value with minimal or no charge or adjustment                                  1,194,281          15
     Not subject to discretionary withdrawal                                            641,496           8
                                                                                  --------------   --------------
     Total annuity reserves and deposit fund liabilities before reinsurance           7,918,110         100%
                                                                                                   ==============
     Less reinsurance ceded                                                             895,734
                                                                                  --------------
     Net annuity reserves and deposit fund liabilities                            $   7,022,376
                                                                                  ==============



                                                                                         December 31, 2001
                                                                                      Amount           Percent
                                                                                  --------------   --------------
                                                                                  (In Thousands)


     Subject to discretionary withdrawal (with adjustment):
       With market value adjustment                                               $   3,927,063          55%
       At book value less surrender charge                                            1,568,029          22
                                                                                  --------------   --------------
     Subtotal                                                                         5,495,092          77
     Subject to discretionary withdrawal (without adjustment) at book
       value with minimal or no charge or adjustment                                  1,030,501          15
     Not subject to discretionary withdrawal                                            588,714           8
                                                                                  --------------   --------------
     Total annuity reserves and deposit fund liabilities before reinsurance           7,114,307         100%
                                                                                                   ==============
     Less reinsurance ceded                                                             744,333
                                                                                  --------------
     Net annuity reserves and deposit fund liabilities                            $   6,369,974
                                                                                  ==============

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

8.   Reinsurance

     The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. As of December 31, 2002, the Company's retention limit for acceptance of risk on life insurance policies had been set at various levels up to $500,000.

     To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

     Assumed premiums amounted to $136,400,000 and $147,163,000 for the years ended December 31, 2002 and 2001, respectively.

     The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                          (In Thousands)


     Premiums                                                                     $     260,544    $     234,110
     Benefits paid or provided                                                           9,447            6,950
     Policy and contract liabilities at year end                                  $     896,762    $     775,452



9.   Federal Income Taxes

     The Company joins in filing a consolidated federal income tax return with its parent, Equitable, and other affiliates. The method of tax allocation is governed by a written tax sharing agreement. The tax sharing agreement provides that each member of the consolidated return shall reimburse Equitable for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate.

     Significant components of income taxes incurred as of December 31 are:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                          (In Thousands)


     Current income taxes incurred consist of the following major components:
       Federal taxes on operations                                                $      41,015    $      49,747
       Federal taxes on capital gains                                                    (6,049)           7,981
                                                                                  --------------   --------------
     Total current taxes incurred                                                 $      34,966    $      57,728
                                                                                  ==============   ==============

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

9.   Federal Income Taxes (continued)

     The components of the net deferred tax asset/(liability) at December 31 are as follows:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                          (In Thousands)


     Total gross deferred tax assets                                              $      70,328    $      63,290
     Total deferred tax liabilities                                                        (231)            (481)
                                                                                  --------------   --------------
     Net deferred tax asset                                                              70,097           62,809
     Deferred tax asset non-admitted                                                    (54,496)         (55,833)
                                                                                  --------------   --------------
     Net admitted deferred tax asset                                                     15,601            6,976
                                                                                  ==============   ==============
     Decrease (increase) in non-admitted asset                                    $       1,337    $     (25,312)
                                                                                  ==============   ==============

     The main components of deferred tax assets and deferred tax liabilities are as follows:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                          (In Thousands)


     Deferred tax assets resulting from book/tax differences in:
       Investments                                                                $      32,290    $      17,875
       Deferred acquisition costs                                                        23,431           26,735
       Guaranty assessments                                                               4,339            5,596
       Insurance reserves                                                                 8,423            8,957
       Unrealized loss on investments                                                       499            3,309
       Other                                                                              1,346              818
                                                                                  --------------   --------------
     Total deferred tax assets                                                           70,328           63,290
     Deferred tax assets non-admitted                                                   (54,496)         (55,833)
                                                                                  --------------   --------------
     Admitted deferred tax assets                                                        15,832            7,457

     Deferred tax liabilities resulting from book/tax differences in:
       Due and deferred premiums                                                            231              481
                                                                                  --------------   --------------
     Total deferred tax liabilities                                                         231              481
                                                                                  --------------   --------------
     Net admitted deferred tax asset                                              $      15,601    $       6,976
                                                                                  ==============   ==============

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

9.   Federal Income Taxes (continued)

     The change in net deferred income taxes in comprised of the following:

                                                                                                    December 31
                                                                                       2002             2001            Change
                                                                                  --------------   --------------   --------------
                                                                                                   (In Thousands)


     Total deferred tax assets                                                    $      70,328    $      63,290    $       7,038
     Total deferred tax liabilities                                                         231              481             (250)
                                                                                  --------------   --------------   --------------
     Net deferred tax asset                                                       $      70,097    $      62,809            7,288
                                                                                  ==============   ==============
     Tax effect of items in surplus:
       Unrealized gains (losses)                                                                                            2,278
                                                                                                                    --------------
     Change in net deferred income tax                                                                              $       9,566
                                                                                                                    ==============

     The provision for federal income taxes expense and change in deferred taxes differs from the amount obtained applying the statutory federal income tax rate to income (including capital losses) before income taxes for the following reasons:

                                                                                   Year ended
                                                                                   December 31,
                                                                                       2002
                                                                                  --------------
                                                                                  (In Thousands)


     Ordinary income                                                              $     108,357
     Capital losses                                                                     (48,154)
                                                                                  --------------
     Total pre-tax book income                                                    $      60,203
                                                                                  ==============

     Provision computed at statutory rate                                         $      21,071
     Audit settlement not provided for                                                    5,185
     Interest maintenance reserve                                                         2,606
     Nondeductible general expenses                                                          22
     Refinement of deferred tax balances                                                 (3,488)
     Other                                                                                    4
                                                                                 ---------------
     Total                                                                       $       25,400
                                                                                 ===============

     Federal income taxes incurred                                               $       34,966
     Change in net deferred income taxes                                                 (9,566)
                                                                                 ---------------
     Total statutory income taxes                                                $       25,400
                                                                                 ===============

     The amount of federal income taxes incurred that will be available for recoupment in the event of future net losses is $0 and $6,791,473 from 2002 and 2001, respectively.

     The Company has a recoverable of $6,561,673 at December 31, 2002 and had a payable of $17,114,498 at December 31, 2001 for federal income taxes under the intercompany tax sharing agreement.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

10.  Capital and Surplus

     Under Oklahoma insurance regulations, the Company is required to maintain a minimum total capital and surplus of $750,000. Additionally, the amount of dividends which can be paid by the Company to its stockholder without prior approval of the Oklahoma Insurance Department is limited to the greater of 10% of statutory surplus or the statutory net gain from operations.


11.  Fair Values of Financial Instruments

     Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts. The carrying amounts and fair values of the Company's financial instruments are summarized as follows:


                                                                                    December 31, 2002         December 31, 2001
                                                                                  --------------------------------------------------
                                                                                   Carrying       Fair       Carrying       Fair
                                                                                     Amount       Value        Amount       Value
                                                                                  -----------  -----------  -----------  -----------
                                                                                                    (In Thousands)


     Assets:
       Bonds                                                                      $6,116,495   $6,336,335   $5,285,956   $5,349,883
       Preferred stocks                                                                1,088        1,088          134          134
       Unaffiliated common stocks                                                          -            -           22           22
       Mortgage loans                                                              1,483,855    1,632,720    1,659,518    1,738,458
       Policy loans                                                                   32,454       32,454       32,732       32,732
       Derivative securities                                                           3,393     (137,177)       1,483      (53,788)
       Short-term investments                                                          5,650        5,650       84,678       84,678
       Cash                                                                            3,466        3,466       18,170       18,170
       Indebtedness from related parties                                                  25           25        3,945        3,945
       Receivable for securities                                                       2,873        2,873        4,268        4,268

     Liabilities:
       Individual and group annuities                                              6,775,875    6,621,753    6,339,976    6,218,709
       Deposit type contract                                                         246,501      258,945      232,745      247,377
       Indebtedness to related parties                                                22,147       22,147        6,548        6,548
       Payable for securities                                                              -            -      101,206      101,206


     The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

11.  Fair Values of Financial Instruments (continued)

          Cash and short-term investments:  The carrying amounts reported in the
          accompanying   balance   sheets   for  these   financial   instruments
          approximate their fair values.

          Fixed maturities and equity securities: The fair values for bonds, preferred stocks and common stocks, reported herein, are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, collateralized mortgage obligations and other mortgage derivative investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 0% and 15% over the total portfolio. Fair values determined on this basis can differ from values published by the NAIC Securities Valuation Office. Market value as determined by the NAIC as of December 31, 2002 and 2001 is $6,154,770,000 and $5,317,444,000,
          respectively.

          Mortgage loans: Estimated market values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

          Derivative financial instruments: Fair values for on-balance-sheet derivative financial instruments (caps, options and floors) and off-balance-sheet derivative financial instruments (swaps) are based on broker/dealer valuations or on internal discounted cash flow pricing models taking into account current cash flow assumptions and the counterparties' credit standing.

          Other investment-type insurance contracts: The fair values of the Company's deferred annuity contracts are estimated based on the cash surrender values. The carrying values of other policyholder liabilities, including immediate annuities, dividend accumulations, supplementary contracts without life contingencies, and premium deposits, approximate their fair values.

          The carrying value of all other financial instruments approximates their fair value.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

12.  Commitments and Contingencies

     The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of pending lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.

     The Company has committed to provide additional capital contributions of $42,012,000 in partnership investments at December 31, 2002.


13.  Financing Agreements

     The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which expires July 31, 2003, the Company can borrow up to $75,000,000 from the Bank. Interest on any borrowing accrues at an annual rate equal to: the cost of funds for the Bank for the period applicable for the advance plus 0.225% or a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $20,000 for the year ended December 31, 2002. At December 31, 2002, the Company had $0 payable to the Bank.

     The Company also maintains a revolving loan agreement with Bank of New York, New York (the "Bank"). Under this agreement, the Company can borrow up to $100,000,000 from the Bank. Interest on any of the Company borrowing accrues at an annual rate equal to: the cost of funds for the Bank for the period applicable for the advance plus 0.225% or a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $31,000 for the year ended December 31, 2002. At December 31, 2002, the Company had $0 payable to the Bank.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

14.  Related Party Transactions

     Affiliates

     Management and service contracts and all cost sharing arrangements with other affiliated ING US life insurance companies are allocated among companies in accordance with normal, generally accepted expense and cost allocation methods.

     Investment Management: The Company has entered into an investment advisory agreement and an administrative services agreement with ING Investment Management, LLC ("IIM") under which IIM provides the Company with investment management and asset liability management services. Total fees under the agreement were approximately $19,698,000 and $17,852,000 for the year ended December 31, 2002 and 2001, respectively.

     Inter-insurer Services Agreement: The Company has entered into a services agreement with certain of its affiliated insurance companies in the United States ("affiliated insurers") whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting and other services to each other. Net amounts received under these agreements were $31,437,000 and $19,154,000 for the year ended December 31, 2002 and 2001, respectively.

     Tax Sharing Agreements: The Company has entered into federal tax sharing agreements with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The Company has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax or other tax return on a consolidated, combined or unitary basis.

                           USG Annuity & Life Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

15.  Guaranty Fund Assessments

     Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premiums companies collect in that state.

     The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (NOLHGA) and the amount of premiums written in each state. The Company reduces the accrual by credits allowed in some states to reduce future premium taxes by a portion of assessments in that state. The Company has estimated this liability to be $12,397,000 and 15,988,000 as of December 31, 2002 and 2001, respectively and has recorded a reserve. The Company has also recorded an asset of $2,451,000 and $5,447,000 as of December 31, 2002 and 2001, respectively, for future credits to premium taxes for assessments already paid.


16.  Regulatory Risk-Based Capital

     Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2002, USG Annuity & Life Company meets the RBC requirements.

                                                                    EXHIBIT 99.5

                          USG Annuity & Life Company
                         Balance Sheet - Statutory Basis
--------------------------------------------------------------------------------

                                                                                  September 30,
                                                                                      2003
                                                                                 (In Thousands)
                                                                                 --------------


Admitted assets Cash and invested assets:
    Bonds                                                                         $  6,118,513
    Preferred stocks                                                                     1,273
    Mortgage loans                                                                   1,494,360
    Real estate                                                                          3,743
    Policy loans                                                                        31,921
    Other invested assets                                                              102,237
    Cash and short-term investments                                                     38,475
                                                                                  -------------
Total cash and invested assets                                                       7,790,522

Deferred and uncollected premiums                                                          360
Accrued investment income                                                               77,796
Reinsurance balances recoverable                                                           597
Indebtedness from related parties                                                          384
Federal income tax recoverable                                                          39,903
Other assets                                                                             1,576
                                                                                  -------------
Total admitted assets                                                             $  7,911,138
                                                                                  =============
Liabilities and capital and surplus
Liabilities:
    Policy and contract liabilities:
      Life and annuity reserves                                                      6,863,230
      Deposit type contracts                                                           230,684
      Policyholders' funds                                                                  43
      Unpaid claims                                                                        957
                                                                                  -------------
    Total policy and contract liabilities                                            7,094,914

    Accounts payable and accrued expenses                                               41,931
    Indebtedness to related parties                                                     21,035
    Interest maintenance reserve                                                        33,230
    Contingency reserve                                                                     75
    Asset valuation reserve                                                             53,269
    Borrowed money                                                                     230,447
    Payable for securities                                                              83,330
                                                                                  -------------
    Total liabilities                                                                7,558,231

Capital and surplus:
    Common stock                                                                         2,500
    Additional paid-in capital                                                         316,963
    Unassigned surplus                                                                  33,444
                                                                                  -------------
Total capital and surplus                                                              352,907
                                                                                  -------------
Total liabilities and capital and surplus                                         $  7,911,138
                                                                                  =============

                           USG Annuity & Life Company
                   Statements of Operations - Statutory Basis
--------------------------------------------------------------------------------

                                                                                  Nine months ended September 30,
                                                                                        2003            2002
                                                                                  --------------   --------------
                                                                                          (In Thousands)


Premiums and other revenues:
  Life, annuity, and accident and health premiums                                 $     279,075    $   1,151,696
  Policy proceeds and dividends left on deposit                                           5,877            6,694
  Net investment income                                                                 346,810          411,994
  Amortization of interest maintenance reserve                                           (3,298)          (6,073)
  Commissions, expense allowances and reserve adjustments
    on reinsurance ceded                                                                 16,395           10,725
  Other income                                                                              203            9,108
                                                                                  --------------   --------------
Total premiums and other revenues                                                       645,062        1,584,144

Benefits paid or provided:
  Death benefits                                                                          3,933          110,810
  Annuity benefits                                                                      191,961          194,775
  Surrender benefits                                                                    389,140          435,457
  Interest on policy or contract funds                                                    4,541            5,111
  Other benefits                                                                              3                8
  Life contract withdrawals                                                               5,200            4,698
Change in life, annuity, and accident and health reserves                                 3,316          653,995
                                                                                  --------------   --------------
Total benefits paid or provided                                                         598,094        1,404,854

Insurance expenses:
  Commissions                                                                            50,487           71,220
  General expenses                                                                       24,408           23,635
  Insurance taxes, licenses and fees, excluding federal income taxes                      1,782              767
  Other                                                                                     (36)             933
                                                                                  --------------   --------------
Total insurance expenses                                                                 76,641           96,555
                                                                                  --------------   --------------
Gain (loss) from operations before federal income
  taxes and net realized capital losses                                                 (29,673)          82,735

Federal income taxes                                                                    (21,514)          35,765
                                                                                  --------------   --------------
Gain from operations before net realized capital losses                                  (8,159)          46,970

Net realized capital gains or (losses), net of income
  taxes 2003 - $14,234; 2002 - $0 and excluding net
  transfers to the interest maintenance reserve 2003 - $(9,764); 2002 - $0
                                                                                        (29,176)         (29,856)
                                                                                  --------------   --------------
Net income (loss)                                                                 $     (37,335)   $      17,114
                                                                                  ==============   ==============

                           USG Annuity & Life Company
         Statements of Changes in Capital and Surplus - Statutory Basis
--------------------------------------------------------------------------------

                                                                                  Nine months ended September 30,
                                                                                        2003            2002
                                                                                  --------------   --------------
                                                                                          (In Thousands)


Common stock:
  Balance at beginning and end of year                                            $       2,500    $       2,500

Paid-in and contributed surplus:
  Balance at beginning and end of year                                                  316,963          286,963

Unassigned surplus:
  Balance at beginning of year                                                           66,723           19,994
  Net income                                                                            (37,335)          17,114
  Change in net unrealized capital gains or losses                                        3,085           (8,420)
  Change in nonadmitted assets                                                            3,844           (7,012)
  Change in asset valuation reserve                                                      (2,635)          13,348
  Change in net deferred income tax                                                        (238)           8,456
  Other adjustments                                                                           -              344
                                                                                  --------------   --------------
  Balance at end of year                                                                 33,444           43,824

Total capital and surplus                                                         $     352,907    $     333,287
                                                                                  ==============   ==============

                           USG Annuity & Life Company
         Statements of Changes in Capital and Surplus - Statutory Basis
--------------------------------------------------------------------------------

                                                                                  Nine months ended September 30,
                                                                                        2003            2002
                                                                                  --------------   --------------
                                                                                          (In Thousands)


Operations
Premiums, policy proceeds, and other
  considerations received, net of reinsurance paid                                $     279,055    $   1,158,497
Net investment income received                                                          453,000          470,113
Commission and expense allowances received on reinsurance ceded                         (76,234)          10,725
Benefits paid                                                                          (597,706)        (766,933)
Insurance expenses paid                                                                       -          (87,379)
Federal income taxes (paid) received                                                     (7,368)         (41,719)
Net other (expenses) revenues                                                            23,350            7,774
                                                                                  --------------   --------------
Net cash provided by operations                                                          74,097          751,078

Investments
Proceeds from sales, maturities, or repayments of investments:
  Bonds                                                                               6,410,635        6,569,984
  Stocks                                                                                      -              357
  Mortgage loans                                                                        239,479          180,517
  Other invested assets                                                                   2,643            6,190
  Miscellaneous proceeds                                                                 86,405                -
  Net tax on capital gains                                                                    -            2,375
                                                                                  --------------   --------------
Net proceeds from sales, maturities, or repayments of investments                     6,739,162        6,759,423

Cost of investments acquired:
  Bonds                                                                               6,509,956        7,668,436
  Preferred stocks                                                                          185              142
  Mortgage loans                                                                        249,957           23,347
  Real estate                                                                             2,708                -
  Other invested assets                                                                   5,599           11,911
  Miscellaneous applications                                                             56,243                -
                                                                                  --------------   --------------
Total cost of investments acquired                                                    6,824,648        7,703,836

Net increase (decrease)  in policy loans                                                 (1,309)             441
                                                                                  --------------   --------------
Net cash used in investment activities                                                   86,876         (944,854)

Financing and miscellaneous activities
Cash provided (used):
  Borrowed money                                                                         45,998          147,060
  Net deposits on deposit-type contract funds                                           (15,814)         (28,233)
  Other sources                                                                          11,954          (11,699)
                                                                                  --------------   --------------
Net cash provided by financing and miscellaneous activities                              42,138          107,128

Net change in cash and short-term investments                                            29,359          (86,648)
Cash and short-term investments:
  Beginning of year                                                                       9,116          102,848
                                                                                  --------------   --------------
  End of year                                                                     $      38,475    $      16,200
                                                                                  ==============   ==============

                                                                    EXHIBIT 99.6


                         Report of Independent Auditors


Board of Directors and Stockholder
United Life & Annuity Insurance Company

We have audited the accompanying statutory basis balance sheets of United Life & Annuity Insurance Company ("the Company" and a wholly owned subsidiary of ING
America Insurance Holdings, Inc.) as of December 31, 2002 and 2001, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Iowa (Iowa Insurance Department), which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are described in
Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of United Life & Annuity Insurance Company at December 31, 2002 and 2001 or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of United Life & Annuity Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Iowa Insurance Department.

As discussed in Note 3 to the financial statements, in 2001 the Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Iowa Insurance Department.


                                                           /s/ Ernst & Young LLP

April 25, 2003

                     United Life & Annuity Insurance Company
                        Balance Sheets - Statutory Basis
--------------------------------------------------------------------------------

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                           (In Thousands)


Admitted assets Cash and invested assets:
     Bonds                                                                        $     608,870    $     673,753
     Common stocks                                                                           10              145
     Subsidiary                                                                              25               25
     Mortgage loans                                                                      34,829           31,004
     Real estate, properties held for sale                                                    -               37
     Policy loans                                                                           933            1,028
     Other invested assets                                                               13,908            8,323
     Cash and short-term investments                                                     14,741           18,299
                                                                                  --------------   --------------
Total cash and invested assets                                                          673,316          732,614

Deferred and uncollected premiums                                                           (30)               -
Accrued investment income                                                                 8,523           10,002
Reinsurance balances recoverable                                                            112                -
Indebtedness from related parties                                                             -               19
Federal income tax recoverable, including a deferred
   tax asset of $5,385                                                                    6,791            4,761
Separate account assets                                                                  64,410          103,520
Other assets                                                                                375              117
                                                                                  --------------   --------------
Total admitted assets                                                             $     753,497    $     851,033
                                                                                  ==============   ==============

                                        3

                     United Life & Annuity Insurance Company
                  Balance Sheets - Statutory Basis (continued)
--------------------------------------------------------------------------------

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                           (In Thousands)
                                                                                       except share amounts)


Liabilities and capital and surplus
Liabilities:
  Policy and contract liabilities:
     Life and annuity reserves                                                    $     586,755    $     655,796
     Deposit type contracts                                                              14,926           16,982
     Unpaid claims                                                                           25                -
                                                                                  --------------   --------------
  Total policy and contract liabilities                                                 601,706          672,778

     Interest maintenance reserve                                                           188                -
     Accounts payable and accrued expenses                                                1,485            2,369
     Indebtedness to related parties                                                      1,634              926
     Asset valuation reserve                                                              5,743            8,652
     Other liabilities                                                                   (2,875)          (3,851)
     Separate account liabilities                                                        64,410          103,520
                                                                                  --------------   --------------
Total liabilities                                                                       672,291          784,394

Capital and surplus:
   Common stock: authorized - 4,200,528 shares of $2.00 par
     value, 4,200,528 issued and outstanding                                              8,401            8,401
   Additional paid-in capital                                                            41,241           41,241
   Unassigned surplus                                                                    31,564           16,997
                                                                                  --------------   --------------
Total capital and surplus                                                                81,206           66,639
                                                                                  --------------   --------------
Total liabilities and capital and surplus                                         $     753,497    $     851,033
                                                                                  ==============   ==============

See accompanying notes - statutory basis.

                     United Life & Annuity Insurance Company
                   Statements of Operations - Statutory Basis
--------------------------------------------------------------------------------

                                                                                      Year ended December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                           (In Thousands)


Premiums and other revenues:
   Life, annuity, and accident and health premiums                                $       1,228    $       2,205
   Policy proceeds and dividends left on deposit                                            205              217
   Net investment income                                                                 44,256           55,342
   Amortization of interest maintenance reserve                                           1,656              922
   Commissions, expense allowances and reserve adjustments
      on reinsurance ceded                                                                  502              643
   Other income                                                                           1,598            4,052
                                                                                  --------------   --------------
Total premiums and other revenues                                                 $      49,445    $      63,381
                                                                                  ---------------  --------------
Benefits paid or provided:
   Annuity benefits                                                                      20,309           25,765
   Surrender benefits                                                                   100,443          150,071
   Interest on policy or contract funds                                                     598           (2,997)
   Other benefits                                                                            25                -
   Life contract withdrawals                                                              1,170              596
   Decrease in life, annuity, and accident and health reserves                          (69,041)        (112,483)
   Net transfers from separate accounts                                                 (17,382)         (18,868)
                                                                                  --------------   --------------
Total benefits paid or provided                                                          36,122           42,084

Insurance expenses:
   Commissions                                                                              611              695
   General expenses                                                                       1,877            3,649
   Insurance taxes, licenses and fees, excluding federal
     income taxes                                                                          (536)             231
   Other                                                                                      4              655
                                                                                  --------------   --------------
Total insurance expenses                                                                  1,956            5,230
                                                                                  --------------   --------------
                                                                                         38,078           47,314
                                                                                  --------------   --------------

                                        5

                     United Life & Annuity Insurance Company
             Statements of Operations - Statutory Basis (continued)
--------------------------------------------------------------------------------

                                                                                      Year ended December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                           (In Thousands)


Gain from operations before federal income taxes and net
   realized capital (losses) gains
                                                                                  $      11,367    $      16,067
Federal income taxes                                                                     (5,786)           3,039
                                                                                  --------------   --------------
Gain from operations before net realized capital (losses) gains                          17,153           13,028
Net realized capital (losses) gains net of income taxes 2002 -
  ($3,926), 2001 - $0 and excluding net transfers to the
  interest maintenance reserve 2002- ($2,310); 2001- ($5,545)                            (5,602)             333
                                                                                  --------------   --------------
Net income                                                                        $      11,551    $      13,361
                                                                                  ==============   ==============

See accompanying notes - statutory basis.

                     United Life & Annuity Insurance Company
          Statements of Changes in Capital and Surplus-Statutory Basis
--------------------------------------------------------------------------------

                                                                                      Year ended December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                           (In Thousands)


Common stock:
   Balance at beginning and end of year                                           $       8,401    $       8,401
                                                                                  --------------   --------------
Additional paid-in capital:
   Balance at beginning and end of year                                                  41,241           41,241
                                                                                  --------------   --------------
Unassigned surplus:
   Balance at beginning of year                                                          16,997             (226)
   Net income                                                                            11,551           13,361
   Change in net unrealized capital gains or losses                                      (1,396)           1,927
   Change in nonadmitted assets                                                          (5,406)           7,268
   Change in asset valuation reserve                                                      2,909           (1,277)
   Change in net deferred income tax                                                      7,388             (505)
   Change in accounting principle, net of tax                                                 -            1,528
   Other adjustments                                                                       (479)          (5,079)
                                                                                  --------------   --------------
   Balance at end of year                                                                31,564           16,997
                                                                                  --------------   --------------
Total capital and surplus                                                         $      81,206    $      66,639
                                                                                  ==============   ==============

See accompanying notes - statutory basis.

                     United Life & Annuity Insurance Company
                   Statements of Cash Flows - Statutory Basis
--------------------------------------------------------------------------------

                                                                                      Year ended December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                           (In Thousands)


Operations
Premiums, policy proceeds, and other considerations received,
  net of reinsurance paid                                                         $       1,424    $         715
Net investment income received                                                           47,009           55,810
Commission and expense allowances received on reinsurance ceded                              27              643
Benefits paid                                                                          (125,136)        (173,108)
Net transfers from separate accounts                                                     19,650           21,767
Insurance expenses paid                                                                  (2,613)          (4,891)
Federal income taxes received (paid)                                                      1,697           (6,898)
Other revenues in excess of expenses                                                      1,252            1,593
                                                                                  --------------   --------------
Net cash used in operations                                                             (56,690)        (104,369)

Investments
Proceeds from sales, maturities, or repayments of investments:
   Bonds                                                                                697,696          509,231
   Common stocks                                                                              -              121
   Mortgage loans                                                                         3,117           10,319
   Real estate                                                                               53                -
   Other invested assets                                                                     82              139
   Net losses on cash & short term investments                                             (262)            (150)
   Miscellaneous proceeds                                                                   607             (296)
                                                                                  --------------   --------------
Net proceeds from sales, maturities, or repayment of investments                        701,293          519,364

Cost of investments acquired:
   Bonds                                                                                632,726          407,492
   Mortgage loans                                                                         7,078           13,140
   Real estate                                                                                -              280
   Other invested assets                                                                    229              528
   Miscellaneous applications                                                             9,273                -
                                                                                  --------------   --------------
Total cost of investments acquired                                                      649,306          421,440

Net decrease in policy loans                                                                 95              734
                                                                                  --------------   --------------
Net cash provided by investment activities                                        $      52,082    $      98,658


                     United Life & Annuity Insurance Company
             Statements of Cash Flows - Statutory Basis (continued)
--------------------------------------------------------------------------------

                                                                                      Year ended December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                           (In Thousands)


Financing and miscellaneous activities
Cash provided:
   Capital and surplus paid-in                                                    $           -    $       1,528
   Borrowed money                                                                             -                4
   Net deposits on deposit-type contract funds                                           (2,938)          (5,592)
   Other sources                                                                          3,988           16,762
                                                                                  --------------   --------------
Net cash provided by financing and miscellaneous activities                               1,050           12,702
                                                                                  --------------   --------------
Net (decrease) increase in cash and short-term investments                               (3,558)           6,991
Cash and short-term investments:
   Beginning of year                                                                     18,299           11,308
                                                                                  --------------   --------------
   End of year                                                                    $      14,741    $      18,299
                                                                                  ==============   ==============

See accompanying notes - statutory basis.

                     United Life & Annuity Insurance Company
                 Notes to Financial Statements - Statutory Basis
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies

     United Life & Annuity Insurance Company (the Company) is domiciled in Iowa and is a wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"). The primary insurance products offered by the Company are annuity related. The Company also offers life and health insurance products, however all life and health business is ceded to other insurers. The Company is presently licensed in 47 states, the District of Columbia and Puerto Rico.

     The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

     Basis of Presentation

     The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Iowa (Iowa Insurance Department), which practices differ from accounting principles generally accepted in the United States ("GAAP"). The most significant variances from GAAP are as follows:

     Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder's equity for those designated as available-for-sale.

     Investments in real estate are reported net of related obligations rather than on a gross basis as under GAAP. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Basis of Presentation (continued)

     The Company invests in structured securities including mortgage-backed securities/collateralized mortgage obligations, asset-backed securities, collateralized debt obligations, and commercial mortgage-backed securities. For these structured securities, management compares the undiscounted cash flows to the carrying value. An other than temporary impairment is considered to have occurred when the undiscounted cash flows are less than the carrying value. For structured securities, when a negative yield results from a revaluation based on new prepayment assumptions (i.e., undiscounted cash flows are less than current book value), an other than temporary impairment is considered to have occurred and the asset is written down to the value of the undiscounted cash flows. For GAAP, assets are re-evaluated based on the discounted cash flows using a current market rate. Impairments are recognized when there has been an adverse change in cash flows and the fair value is less than book. The asset is then written down to fair value.

     When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss accounted for as a realized loss.

     Valuation Reserves: The asset valuation reserve ("AVR") is determined by an NAIC-prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

     Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral is reported as the interest maintenance reserve
     (IMR) in the accompanying balance sheets.

     Realized gains and losses on investments are reported in operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines is charged to income.

     Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Basis of Presentation (continued)

     The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

     Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

     Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

     Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

     Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners' Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Basis of Presentation (continued)

     Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the
     treaty  be  recorded  as  an  offsetting   liability  and  charged  against
     unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

     Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

     Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

     Subsidiary: The accounts and operations of the Company's subsidiary are not consolidated with the accounts and operations of the Company as would be required under GAAP.

     Nonadmitted Assets: Certain assets designated as "nonadmitted," principally deferred federal income tax assets, disallowed interest maintenance reserves, non-operating software, past-due agents' balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet.

     Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Basis of Presentation (continued)

     Deferred Income Taxes Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are non-admitted.
     Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

     Statements of Cash Flows: Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

     Reconciliation to GAAP

     The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

     Other significant accounting practices are as follows:

     Investments

     Bonds,   preferred  stocks,  common  stocks,   short-term  investments  and
     derivative instruments are stated at values prescribed by the NAIC, as follows:

          Bonds not backed by other loans are principally stated at amortized cost using the interest method.

          Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher-risk asset backed securities, which are valued using the prospective method.

          Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/(losses) are reported in unassigned surplus along with adjustment for federal income taxes.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Investments (continued)

          The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of the time and the extent to which the market value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amount due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

          In addition, the Company invests in structured securities including mortgage-backed securities/collateralized mortgage obligations, asset-backed securities, collateralized debt obligations, and commercial mortgage-backed securities. For these structured securities, management compares the undiscounted cash flows to the carrying value. An other than temporary impairment is considered to have occurred when the undiscounted cash flows are less than the carrying value.

          When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss accounted for as a realized loss.

          The Company's noninsurance subsidiary is carried at cost.

          Mortgage loans are reported at amortized cost, less allowance for impairments.

          Policy loans are reported at unpaid principal balances.

          Real  estate  is  reported  at  depreciated   cost.   Depreciation  is
          calculated on a straight-line basis over the estimated useful lives of the properties.

          Short-term investments are reported at amortized cost. Short-term investments include investments with maturities of less than one year at the date of acquisition.

          Other invested assets are reported at amortized cost using the effective interest method. Other invested assets primarily consist of joint ventures and partnership interests.

          Realized capital gains and losses are determined using the specific identification basis.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Aggregate Reserve for Life Policies and Contracts

     Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 3.00% to 10.00%.

     The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company's practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

     The methods used in valuation of substandard policies are as follows:

          For life, endowment and term policies issued substandard, the standard reserve during the premium-paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

          For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating.

     For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

     The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The tabular interest of funds not involving life contingencies is calculated as the current year reserves, plus payments, less prior year reserves, less funds added.

     Reinsurance

     Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contract and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Nonadmitted Assets

     Nonadmitted assets are summarized as follows:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                           (In Thousands)
                                                                                       except share amounts)


     Deferred federal income taxes                                                $      12,176    $       5,639
     Agents' debit balances                                                                  22               37
     Disallowed Interest Maintenance Reserves                                                 -              466
     Other                                                                                  180              830
                                                                                  --------------   --------------
     Total nonadmitted assets                                                     $      12,378    $       6,972
                                                                                  ==============   ==============

     Changes in nonadmitted assets are generally reported directly in surplus as an increase or decrease in nonadmitted assets. Certain changes are reported directly in surplus as a change in unrealized capital gains or losses.

     Claims and Claims Adjustment Expenses

     Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2002. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claims payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company's obligations for claims incurred but unpaid as of December 31, 2002.

     Cash Flow Information

     Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments (with a maturity of less than one year at date of acquisition).

     The Company borrowed $91,220,000 and repaid $91,220,000 in 2002 and borrowed $28,650,000 and repaid $28,650,000 during 2001. These borrowings were on a short-term basis, at an interest rate that approximated current money market rates and exclude borrowings from reverse dollar repurchase transactions. Interest paid on borrowed money was $13,000 and $14,000 during 2002 and 2001, respectively.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

1.   Nature of Operations and Significant Accounting Policies (continued)

     Separate Accounts

     Separate account assets and liabilities held by the Company represent funds held for the benefit of the Company's variable annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders' account values. The assets and liabilities of these accounts are carried at fair value.

     Reserves related to the Company's mortality risk associated with these policies are included in annuity reserves. The operations of the separate accounts are not included in the accompanying statements of operations.

     Reclassifications

     Certain prior year amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2002 financial statement presentation.


2.   Permitted Statutory Basis Accounting Practices

     The  financial  statements  of the  Company are  presented  on the basis of
     accounting   practices  prescribed  or  permitted  by  the  Iowa  Insurance
     Department. The Iowa Insurance Department recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under the Iowa Insurance Laws. The National Association of Insurance Commissioners' (NAIC) Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Iowa . The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

     The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Iowa Department of Insurance. As of December 31, 2002 and 2001, the Company had no such permitted accounting practices.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

3.   Accounting Changes and Corrections of Errors

     The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Iowa.
     Effective January 1, 2001, the State of Iowa required that insurance companies domiciled in the State of Iowa prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Iowa insurance commissioner.

     Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.

     As a result of these changes,  the Company  reported a change of accounting
     principle,   as  an  adjustment  that  increased   unassigned  surplus,  by
     $1,528,000 as of January 1, 2001.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

4.   Investments

     The amortized cost and fair value of bonds and equity securities are as follows:


                                                                                                  Gross       Gross
                                                                                  Amortized    Unrealized   Unrealized     Fair
                                                                                     Cost         Gains       Losses       Value
                                                                                  ----------   ----------   ----------   ----------
                                                                                                   (In Thousands)


     At December 31, 2002:
     U.S. Treasury securities and obligations of U.S. government
       corporations and agencies                                                  $ 112,154    $   3,593    $       -    $ 115,747
     States, municipalities, and political subdivisions                                 452           39            -          491
     Public utilities securities                                                     22,776          853          780       22,849
     Corporate securities                                                           288,160       12,781        1,452      299,489
     Mortgage-backed securities                                                     128,750        6,063        1,149      133,664
     Other structured securities                                                     32,357          330        6,202       26,485
     Commercial mortgage-backed securities                                           24,221        1,465           62       25,624
                                                                                  ----------   ----------   ----------   ----------
     Total fixed maturities                                                         608,870       25,124        9,645      624,349
     Common stocks                                                                       20            8           18           10
                                                                                  ----------   ----------   ----------   ----------
     Total equity securities                                                             20            8           18           10
                                                                                  ----------   ----------   ----------   ----------
     Total                                                                        $ 608,890    $  25,132    $   9,663    $ 624,359
                                                                                  ==========   ==========   ==========   ==========



     At December 31, 2001:
     U.S. Treasury securities and obligations of U.S. government
       corporations and agencies                                                  $  83,712    $   1,013    $     662    $  84,063
     States, municipalities, and political subdivisions                                 430           22            -          452
     Public utilities securities                                                      1,392           58            -        1,450
     Corporate securities                                                           336,745       10,010        4,478      342,277
     Mortgage-backed securities                                                     184,916        6,257        2,031      189,142
     Other structured securities                                                     43,242          370        6,608       37,004
     Commercial mortgage-backed securities                                           23,381          211        1,815       21,777
                                                                                  ----------   ----------   ----------   ----------
     Total fixed maturities                                                         673,818       17,941       15,594      676,165
     Common stocks                                                                       67          120           42          145
                                                                                  ----------   ----------   ----------   ----------
     Total equity securities                                                             67          120           42          145
                                                                                  ----------   ----------   ----------   ----------
     Total                                                                        $ 673,885    $  18,061    $  15,636    $ 676,310
                                                                                  ==========   ==========   ==========   ==========

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

4.   Investments (continued)

     The amortized cost and fair value of investments in bonds at December 31, 2002, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                    Amortized           Fair
                                                                                       Cost             Value
                                                                                  --------------   --------------
                                                                                          (In Thousands)

     December 31, 2002
     Maturity:
       Due in 1 year or less                                                      $      45,649    $      46,347
       Due after 1 year through 5 years                                                 176,154          184,182
       Due after 5 years through 10 years                                               138,555          143,770
       Due after 10 years                                                                63,184           64,277
                                                                                  --------------   --------------
                                                                                        423,542          438,576
     Mortgage-backed securities                                                         128,750          133,664
     Other structured securities                                                         32,357           26,485
     Commercial mortgage-backed securities                                               24,221           25,624
                                                                                  --------------   --------------
     Total                                                                        $     608,870    $     624,349
                                                                                  ==============   ==============

     At December 31, 2002, investments in certificates of deposit and bonds, with an admitted asset value of $23,570,000, were on deposit with state insurance departments to satisfy regulatory requirements.

     Reconciliation of bonds from amortized cost to carrying value as of December 31, 2002 and 2001 is as follows:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                           (In Thousands)


     Amortized cost                                                               $     608,870    $     673,818
     Less nonadmitted bonds                                                                   -               65
                                                                                  --------------   --------------
     Carrying value                                                               $     608,870    $     673,753
                                                                                  ==============   ==============

     Proceeds from the sales of investments in bonds and other fixed maturity interest securities were $578,426,000 and $340,168,000 in 2002 and 2001, respectively. Gross gains of $14,407,000 and $9,174,000 and gross losses of $12,961,000 and $4,778,000 during 2002 and 2001, respectively, were realized on those sales. A portion of the gains realized in 2002 and 2001 has been deferred to future periods in the interest maintenance reserve.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

4.   Investments (continued)

     Major categories of net investment income are summarized as follows:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                           (In Thousands)


     Income:
       Bonds                                                                      $      42,754    $      53,574
       Mortgage loans                                                                     2,617            2,683
       Policy loans                                                                          27                7
       Company-occupied property                                                              -               40
       Other                                                                                635              979
                                                                                  --------------   --------------
     Total investment income                                                             46,033           57,283

     Investment expenses                                                                  1,777            1,941
                                                                                  --------------   --------------
     Net investment income                                                        $      44,256    $      55,342
                                                                                  ==============   ==============

     As part of its overall investment strategy, the Company has entered into agreements to purchase securities as follows:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                           (In Thousands)


     Investment purchase commitments                                              $         558    $       3,182
                                                                                  ==============   ==============


     The maximum and minimum lending rates for long-term mortgage loans during 2002 were 7.13% and 3.04%. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

     The maximum percentage of any loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages, was 57.0% on commercial properties. As of December 31, 2002, the Company held no mortgages with interest more than 180 days overdue.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

5.   Concentrations of Credit Risk

     The Company held less-than-investment-grade bonds with an aggregate book value of $40,723,000 and $65,103,000 and with an aggregate market value of $40,582,000 and $60,181,000 at December 31, 2002 and 2001, respectively.
     Those holdings amounted to 6.69% of the Company's investments in bonds and 5.40% of total admitted assets at December 31, 2002. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

     The Company held unrated bonds of $17,624,000 and $17,683,000 with an aggregate NAIC market value of $17,726,000 and $17,206,000 at December 31, 2002 and 2001, respectively. The carrying value of these holdings amounted to 2.89% of the Company's investment in bonds and 2.34% of the Company's total admitted assets at December 31, 2002.

     At December 31, 2002, the Company's commercial mortgages involved a concentration of properties located in California (50%) and Pennsylvania (14%). The remaining commercial mortgages relate to properties located in 10 other states. The portfolio is well diversified; covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $6,430,000.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

6.   Annuity Reserves

     At December 31, 2002 and 2001, the Company's annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:



                                                                                         December 31, 2002
                                                                                      Amount           Percent
                                                                                  --------------   --------------
                                                                                           (In Thousands)


     Subject to discretionary withdrawal (with adjustment):
       With market value adjustment                                               $         890           - %
       At book value less surrender charge                                               94,326          14
       At fair value                                                                     61,499           9
                                                                                  --------------   --------------
     Subtotal                                                                           156,715          23
     Subject to discretionary withdrawal (without adjustment)
       at book value with minimal or no charge or adjustment                            482,267          73
     Not subject to discretionary withdrawal                                             25,543           4
                                                                                  --------------   --------------
     Total annuity reserves and deposit fund liabilities
       before reinsurance                                                               664,525         100 %
                                                                                                   ==============
     Less reinsurance ceded                                                               1,925
                                                                                  --------------
     Net annuity reserves and deposit fund liabilities                            $     662,600
                                                                                  ==============



                                                                                         December 31, 2001
                                                                                      Amount           Percent
                                                                                  --------------   --------------
                                                                                           (In Thousands)
     Subject to discretionary withdrawal (with adjustment):
       With market value adjustment                                               $         701           - %
       At book value less surrender charge                                              130,812          17
       At fair value                                                                     98,449          13
                                                                                  --------------   --------------
     Subtotal                                                                           229,962          30
     Subject to discretionary withdrawal (without adjustment)
       at book value with minimal or no charge or adjustment                            515,134          66
     Not subject to discretionary withdrawal                                             28,311           4
                                                                                  --------------   --------------
     Total annuity reserves and deposit fund liabilities
        before reinsurance                                                              773,407         100 %
                                                                                                   ==============
        Less reinsurance ceded                                                            2,391
                                                                                  --------------
     Net annuity reserves and deposit fund liabilities                            $     771,016
                                                                                  ==============

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

7.   Separate Accounts

     Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company's variable life and annuity policy and contract holders who bear all the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders' account values. The assets of these accounts are carried at fair value.

     Premiums, deposits, and other considerations received for the years ended December 31, 2002 and 2001 were $408,000 and $1,022,000, respectively.

     A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                           (In Thousands)


     Transfers as reported in the summary of operations
       of the Separate Accounts Statement:
         Transfers to separate accounts                                           $         408    $       1,022
         Transfers from separate accounts                                                17,790           19,908
                                                                                  --------------   --------------
     Net transfers from separate accounts                                               (17,382)         (18,886)

     Reconciling adjustments:
       Miscellaneous transfers                                                                -               18
                                                                                  --------------   --------------
     Transfers as reported in the Statement of Operations                         $     (17,382)   $     (18,868)
                                                                                  ==============   ==============
     Reserves for separate accounts by withdrawal characteristics:

       Subject to discretionary withdrawal:
         With market value adjustment                                             $           -    $           -
         At book value without market value adjustment less current
           surrender charge of 5% or more                                                     -                -
         At market value                                                                 61,500           98,450
         At book value without market value adjustment less current
           surrender charge of less than 5%                                                   -                -
                                                                                  --------------   --------------
     Subtotal                                                                            61,500           98,450

     Not subject to discretionary withdrawal                                                  -                -
                                                                                  --------------   --------------
     Total separate account liabilities                                           $      61,500    $      98,450
                                                                                  ==============   ==============

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

8.   Reinsurance

     The Company is involved in ceded reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

     The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                           (In Thousands)


     Premiums                                                                     $       2,832    $       3,090
     Benefits paid or provided                                                            6,101            6,440
     Policy and contract liabilities at year end                                         91,095           92,451



9.   Federal Income Taxes

     The Company files a separate Federal income tax return.

     Significant components of income taxes incurred as of December 31 are:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                           (In Thousands)


     Current income taxes incurred for the year ended December 31, consist of the following major components:
         Federal tax on operations                                                $      (5,786)   $       3,039
         Federal tax on capital gains                                                     3,926                -
         Capital loss on carryovers utilized                                               (675)               -
                                                                                  --------------   --------------
     Total current taxes incurred                                                 $      (2,535)   $       3,039
                                                                                  ==============   ==============

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

9.   Federal Income Taxes (continued)

     The components of deferred tax assets and deferred tax liabilities as of December 31 are as follows:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                           (In Thousands)


     Deferred tax assets resulting from book/tax differences in:
       Deferred acquisition costs                                                 $       1,096    $       1,304
       Insurance reserves                                                                   113            1,324
       Investments                                                                        3,270                -
       Capital loss carry forward                                                         3,445            6,282
       Present value of insurance in force                                                8,751                -
       Unrealized loss on investments                                                     1,019                5
       Other                                                                                725              538
                                                                                  --------------   --------------
     Total deferred tax assets                                                           18,419            9,453

     Deferred tax assets nonadmitted                                                     12,175            5,640
                                                                                  --------------   --------------
     Admitted deferred tax assets                                                 $       6,244    $       3,813
                                                                                  ==============   ==============
     Deferred tax liabilities resulting from book/tax differences in:
       Investments                                                                $         725    $         295
       Other                                                                                134                -
                                                                                  --------------   --------------
     Total deferred tax liabilities                                                         859              295
                                                                                  --------------   --------------
     Net admitted deferred tax asset                                              $       5,385    $       3,518
                                                                                  ==============   ==============

     The change in net deferred income taxes is comprised of the following:


                                                                                                   December 31
                                                                                       2002             2001            Change
                                                                                  --------------   --------------   --------------
                                                                                                   (In Thousands)


     Total deferred tax assets                                                    $      18,419    $       9,453    $       8,966
     Total deferred tax liabilities                                                         859              295              564
                                                                                  --------------   --------------   --------------
     Net deferred tax asset                                                       $      17,560    $       9,158            8,402
                                                                                  ==============   ==============
     Tax effect of items in surplus:
       Nonadmitted assets                                                                                                     241
       Unrealized losses                                                                                                   (1,014)
                                                                                                                    --------------
     Change in net deferred income tax                                                                              $       7,629
                                                                                                                    ==============

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

9.   Federal Income Taxes (continued)

     The provision for federal income taxes expense and change in deferred taxes differs from the amount obtained by applying the statutory Federal income tax rate to income (including capital losses) before income taxes for the following reasons:



                                                                                    Year ended
                                                                                    December 31,
                                                                                        2002
                                                                                  --------------
     Ordinary income                                                              $      11,367
     Capital gains                                                                          634
                                                                                  --------------
     Total pre-tax book income                                                    $      12,001
                                                                                  ==============
     Provision computed at statutory rate                                         $       4,200
     Refinement of deferred tax balances                                                (14,813)
     Interest maintenance reserve                                                          (579)
     Other                                                                                1,028
                                                                                  --------------
     Total                                                                        $     (10,164)
                                                                                  ==============

     Federal income taxes incurred                                                $      (2,535)
     Change in net deferred income taxes                                                 (7,629)
                                                                                  --------------
     Total statutory income taxes                                                 $     (10,164)
                                                                                  ==============

     The amount of federal income taxes incurred that will be available for recoupment in the event of future net losses is $1,285,000 and $1,366,000 from 2002 and 2001 respectively.

     The Company has a recoverable of $1,406,000 at December 31, 2002 and $3,976,000 at December 31, 2001 from the United States Treasury for federal income taxes.

     The Company has capital loss carry forwards, which expire as follows:

                       Expiration Year       Amount
                       ---------------  ----------------
                             2005       $     9,844,000

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

10.  Investment in and Advances to Subsidiaries

     The Company has one wholly owned noninsurance subsidiary at December 31, 2002, United Variable Services, Inc.

     Amounts invested in and advanced to the Company's subsidiary is summarized as follows:

                                                                                            December 31
                                                                                       2002             2001
                                                                                  --------------   --------------
                                                                                           (In Thousands)


     Common stock (cost-$25,000 in 2002 and 2001)                                 $          25    $          25
     (Payable) receivable from subsidiary                                                     -                -


11.  Capital and Surplus

     Under Iowa insurance regulations, the Company is required to maintain a minimum total capital and surplus of $7,806,000. Additionally, the amount of dividends which can be paid by the Company to its stockholder without prior approval of the Iowa Insurance Department is limited to the greater of 10% of statutory surplus or the statutory net gain from operations.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

12.  Fair Values of Financial Instruments

     Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts. The carrying amounts and fair values of the Company's financial instruments are summarized as follows:



                                                                                                     December 31
                                                                                            2002                      2001
                                                                                  -----------------------   -----------------------
                                                                                   Carrying      Fair       Carrying       Fair
                                                                                    Amount       Value        Amount       Value
                                                                                  ----------   ----------   ----------   ----------
                                                                                                   (In Thousands)


     Assets:
       Bonds                                                                      $ 608,870    $ 624,349    $ 673,753    $ 676,101
       Unaffiliated common stocks                                                        10           10          145          145
       Mortgage loans                                                                34,829       39,729       31,004       29,900
       Policy loans                                                                     933          933        1,028        1,028
       Short-term investments                                                        14,450       14,450        4,000        4,000
       Cash                                                                             291          291       14,299       14,299
       Indebtedness from related parties                                                  -            -           19           19
       Separate account assets                                                       64,410       64,410      103,520      103,520
       Receivable for securities                                                      8,308        8,308          476          476

     Liabilities:
       Individual and group annuities                                               578,170      575,913      646,841      675,314
       Deposit type contract                                                         14,926       14,939       16,982       17,907
       Indebtedness to related parties                                                1,634        1,634          926          926
       Separate account liabilities                                                  64,410       64,410      103,520      103,520
       Payable for securities                                                             -            -        1,000        1,000


     The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

          Cash and short-term investments:  The carrying amounts reported in the
          accompanying   balance   sheets   for  these   financial   instruments
          approximate their fair values.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

12.  Fair Values of Financial Instruments (continued)

          Fixed maturities and equity securities: The fair values for bonds and common stocks, reported herein, are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, collateralized mortgage obligations and other mortgage derivative investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 2% and 15% over the total portfolio. Fair values determined on this basis can differ from values published by the NAIC Securities Valuation Office. Market value as determined by the NAIC as of December 31, 2002 and 2001 is $611,948,000 and $676,788,000, respectively.

          Mortgage loans: Estimated market values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

          Other investment-type insurance contracts: The fair values of the Company's deferred annuity contracts are estimated based on the cash surrender values. The carrying values of other policyholder liabilities, including immediate annuities, dividend accumulations, supplementary contracts without life contingencies, and premium deposits, approximate their fair values.

          The carrying value of all other financial instruments approximates their fair value.


13.  Commitments and Contingencies

     The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of pending lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

14.  Financing Agreements

     The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which expires July 31, 2003, the Company can borrow up to $75,000,000 from the Bank. Interest on any borrowing accrues at an annual rate equal to the cost of funds for the Bank for the period applicable for the advance plus 0.225% or a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $3,000 for the year ended December 31, 2002. At December 31, 2002, the Company had $0 payable to the Bank.

     The Company also maintains a revolving loan agreement with Bank of New York, New York (the "Bank"). Under this agreement, the Company can borrow up to $50,000,000 from the Bank. Interest on any of the Company borrowing accrues at an annual rate equal to: the cost of funds for the Bank for the period applicable for the advance plus 0.225% or a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred no interest expense for the year ended December 31, 2002. At December 31, 2002, the Company had $0 payable to the Bank.


15.  Related Party Transactions

     Affiliates

     Management and service contracts and all cost sharing arrangements with other affiliated ING US life insurance companies are allocated among companies in accordance with normal, generally accepted expense and cost allocation methods.

     Investment Management: The Company has entered into an investment advisory agreement and an administrative services agreement with ING Investment Management, LLC ("IIM") under which IIM provides the Company with investment management and asset liability management services. Total fees under this agreement were approximately $1,617,000 and $1,287,000 for the year ended December 31, 2002 and 2001, respectively.

     Inter-insurer Services Agreement: The Company has entered into a services agreement with certain of its affiliated insurance companies in the United States ("affiliated insurers") whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting and other services to each other. Net amounts paid under these agreements were $384,000 and $816,000 for the year ended December 31, 2002 and 2001, respectively.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

15.  Related Party Transactions (continued)

     Reciprocal Loan Agreement: The Company has entered into a reciprocal or revolving loan agreement with ING America Insurance Holdings, Inc. ("ING AIH") a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires April 1, 2011, the Company and ING AIH can borrow up to $22,400,000 from one another. Interest on any borrowing is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at the rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, the company incurred interest expense of $10,000 and interest income of $40,000 for the year ended December 31, 2002. At December 31, 2002, the company had $0 payable to ING AIH and $0 receivable from ING AIH.


16.  Guaranty Fund Assessments

     Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premiums companies collect in that state.

     The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (NOLHGA) and the amount of premiums written in each state. The Company reduces the accrual by credits allowed in some states to reduce future premium taxes by a portion of assessments in that state. The Company has estimated this liability to be $474,000 and $474,000 as of December 31, 2002 and 2001, respectively and has recorded a reserve. The Company has also recorded an asset of $351,000 and $95,000 as of December 31, 2002 and 2001,
     respectively, for future credits to premium taxes for assessments already paid.


17.  Regulatory Risk-Based Capital

     Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2002, the Company meets the RBC requirements.

                     United Life & Annuity Insurance Company
           Notes to Financial Statements - Statutory Basis (continued)
--------------------------------------------------------------------------------

18.  Reconciliation to the Annual Statement

     Subsequent to the filing of the 2001 Annual Statement, the Company discovered adjustments that were recorded in the 2001 audited financial statement but not the 2001 Annual Statement. During 2002, the Company corrected these adjustments in its Summary of Operations in the 2002 Annual Statement. As a result, the differences below exist between the 2002 Annual Statement and the accompanying statutory basis financial statements:


                                                                                                    Capital and
                                                                                    Net Income         Surplus
                                                                                  --------------   --------------
                                                                                           (In Thousands)

     Amounts as reported in the 2002 Annual Statement                             $       8,817    $      82,852
     Capital gains tax                                                                   (1,935)               -
     Mortgage loan income                                                                   198                -
     Federal income taxes                                                                 4,471                -
     Asset valuation reserve                                                                  -           (1,646)
                                                                                  --------------   --------------
                                                                                  $      11,551    $      81,206
                                                                                  ==============   ==============

     At December 31, 2001, differences in amounts reported in the 2001 Annual Statement, as revised, and amounts in the accompanying statutory-basis financial statements are due to the following:


                                                                                                    Capital and
                                                                                    Net Income         Surplus
                                                                                  --------------   --------------
                                                                                           (In Thousands)

     Amounts as reported in the 2001 Annual Statement                             $      11,058    $      67,443
     Capital gains tax benefit                                                            1,935            1,935
     Mortgage loan income                                                                   368             (198)
     Deferred tax asset                                                                       -            1,930
     Federal income tax recoverable                                                           -           (4,471)
                                                                                  --------------   --------------
                                                                                  $      13,361    $      66,639
                                                                                  ==============   ==============

                                                                    Exhibit 99.7

                     United Life & Annuity Insurance Company
                         Balance Sheet - Statutory Basis
--------------------------------------------------------------------------------

                                                                                   September 30,
                                                                                       2003
                                                                                  --------------
                                                                                  (In Thousands)


Admitted assets
Cash and invested assets:
  Bonds                                                                           $     595,547
  Common stocks                                                                               2
  Subsidiaries                                                                               25
  Mortgage loans                                                                         38,032
  Policy loans                                                                              930
  Other invested assets                                                                  20,530
  Cash and short-term investments                                                         1,944
                                                                                  --------------
Total cash and invested assets                                                          657,010
Deferred and uncollected premiums                                                           (27)
Accrued investment income                                                                 7,021
Reinsurance balances recoverable                                                             53
Federal income tax recoverable                                                            1,709
Net deferred tax asset                                                                    2,805
Separate account assets                                                                  60,745
Other assets                                                                                 90
                                                                                  --------------
Total admitted assets                                                             $     729,406
                                                                                  ==============

Liabilities and capital and surplus
Liabilities:
  Policy and contract liabilities:
    Life and annuity reserves                                                           556,238
    Deposit type contracts                                                               13,959
                                                                                  --------------
  Total policy and contract liabilities                                                 570,197

  Accounts payable and accrued expenses                                                   1,434
  Indebtedness to related parties                                                         1,219
  Interest maintenance reserve                                                            5,262
  Asset valuation reserve                                                                 5,018
  Other liabilities                                                                      11,344
  Separate account liabilities                                                           60,745
                                                                                  --------------
Total liabilities                                                                       655,219

Capital and surplus:
  Common stock                                                                            8,401
  Additional paid-in capital                                                             41,241
  Unassigned surplus                                                                     24,545
                                                                                  --------------
Total capital and surplus                                                                74,187
                                                                                  --------------
Total liabilities and capital and surplus                                         $     729,406
                                                                                  ==============

                     United Life & Annuity Insurance Company
                   Statements of Operations - Statutory Basis
--------------------------------------------------------------------------------

                                                                                  Nine months ended September 30,
                                                                                       2003            2002
                                                                                  --------------  --------------
                                                                                          (In Thousands)


Premiums and other revenues:
  Life, annuity, and accident and health premiums                                 $       1,469   $       1,027
  Policy proceeds and dividends left on deposit                                             462             179
  Net investment income                                                                  26,962          33,648
  Amortization of interest maintenance reserve                                            1,498             990
  Commissions, expense allowances and reserve adjustments
    on reinsurance ceded                                                                    286             374
  Other income                                                                              887           2,064
                                                                                  --------------  --------------
Total premiums and other revenues                                                        31,564          38,282

Benefits paid or provided:
  Annuity benefits                                                                       15,542          16,562
  Surrender benefits                                                                     49,821          82,125
  Interest on policy or contract funds                                                       55             497
  Other benefits                                                                            (25)              -
  Life contract withdrawals                                                                 877             887
Change in life, annuity, and accident and health reserves                               (30,518)        (57,279)
Net transfers to separate accounts                                                      (10,229)        (13,329)
                                                                                  --------------  --------------
Total benefits paid or provided                                                          25,523          29,463

Insurance expenses:
  Commissions                                                                               426             443
  General expenses                                                                        1,940           1,556
  Insurance taxes, licenses and fees, excluding federal
    income taxes                                                                            337              43
                                                                                  --------------  --------------
Total insurance expenses                                                                  2,703           2,042
                                                                                  --------------  --------------
Gain (loss) from operations before federal income
  taxes and net realized capital losses                                                   3,338           6,777

Federal income taxes                                                                     (1,298)         (1,873)
                                                                                  --------------  --------------
Gain from operations before net realized capital losses                                   4,636           8,650

Net realized capital gains or (losses), net of income
  taxes 2003 - $0; 2002 - $1,992 and excluding net transfers
  to the interest maintenance reserve 2003 - $0; 2002 - $3,003                            2,862          (6,482)
                                                                                  --------------  --------------
Net income (loss)                                                                 $       7,498   $       2,168
                                                                                  ==============  ==============

                     United Life & Annuity Insurance Company
         Statements of Changes in Capital and Surplus - Statutory Basis
--------------------------------------------------------------------------------

                                                                                  Nine months ended September 30,
                                                                                       2003            2002
                                                                                  --------------  --------------
                                                                                          (In Thousands)


Common stock:
  Balance at beginning and end of year                                            $       8,401   $       8,401

Additional paid-in capital:
  Balance at beginning and end of year                                                   41,241          41,241

Unassigned surplus:
  Balance at beginning and end of year                                                   33,210          17,800
  Net income                                                                              7,498           2,168
  Change in net unrealized capital gains or losses                                           78          (2,178)
  Change in nonadmitted assets                                                            1,030          (9,847)
  Change in asset valuation reserve                                                        (921)          4,529
  Change in net deferred income tax                                                      (3,680)         12,811
  Dividends to stockholders                                                             (12,400)              -
  Other adjustments                                                                        (270)           (356)
                                                                                  --------------  --------------
  Balance at end of year                                                                 24,545          24,927

Total capital and surplus                                                         $      74,187   $      74,569
                                                                                  ==============  ==============

                     United Life & Annuity Insurance Company
                   Statements of Cash Flows - Statutory Basis
--------------------------------------------------------------------------------

                                                                                  Nine months ended September 30,
                                                                                       2003            2002
                                                                                  --------------  --------------
                                                                                          (In Thousands)


Operations
Premiums, policy proceeds, and other considerations
   received, net of reinsurance paid                                              $       1,469   $       1,198
Net investment income received                                                           28,981          36,526
Commission and expense allowances received on reinsurance ceded                          (2,802)            374
Benefits paid                                                                           (67,204)        (84,529)
Net transfers to separate accounts                                                        9,675          15,206
Insurance expenses paid                                                                       -          (2,164)
Federal income taxes (paid) received                                                        995           4,590
Net other (expenses) revenues                                                             1,594           2,158
                                                                                  --------------  --------------
Net cash used in operations                                                             (27,292)        (26,641)

Investments
Proceeds from sales, maturities, or repayments of investments:
  Bonds                                                                                 816,936         433,061
  Mortgage loans                                                                          1,277           1,789
  Real estate                                                                                 -              54
  Other invested assets                                                                      64              81
  Net gain or (losses) on cash and short-term investments                                     -            (264)
  Miscellaneous proceeds                                                                 14,659          (4,722)
  Net tax on capital gains                                                                    -          (1,992)
                                                                                  --------------  --------------
Net proceeds from sales, maturities, or repayments of investments                       832,936         428,007

Cost of investments acquired:
  Bonds                                                                                 794,630         388,217
  Mortgage loans                                                                          4,480           7,106
  Other invested assets                                                                       -              99
  Miscellaneous applications                                                              6,582               -
                                                                                  --------------  --------------
Total cost of investments acquired                                                      805,692         395,422

Net increase (decrease)  in policy loans                                                     (6)            (68)
                                                                                  --------------  --------------
Net cash used in investment activities                                                   27,238          32,653

Financing and miscellaneous activities
Cash provided (used):
  Net deposits on deposit-type contract funds                                              (967)              -
  Dividends to stockholders                                                             (12,400)              -
  Other sources                                                                             624         (19,537)
                                                                                  --------------  --------------
Net cash used in financing and miscellaneous activities                                 (12,743)        (19,537)

Net change in cash and short-term investments                                           (12,797)        (13,525)
Cash and short-term investments:
  Beginning of year                                                                      14,741          18,299
                                                                                  --------------  --------------
   End of year                                                                    $       1,944   $       4,774
                                                                                  ==============  ==============

                                                                   Exhibit 99.8


                          AGREEMENT AND PLAN OF MERGER
                                       OF
                           USG ANNUITY & LIFE COMPANY
                     UNITED LIFE & ANNUITY INSURANCE COMPANY
                                       AND
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                                      INTO
                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
                                  TO BE RENAMED
                   ING USA ANNUITY AND LIFE INSURANCE COMPANY


     AGREEMENT AND PLAN OF MERGER, dated as of June 25, 2003 (the "Agreement"), by and between USG Annuity & Life Company ("USG"), an Oklahoma stock life insurance company, United Life & Annuity Insurance Company ("ULA"), an Iowa stock life insurance company, Equitable Life Insurance Company of Iowa ("ELIC"), an Iowa stock life insurance company, and Golden American Life Insurance Company ("GALIC"), a Delaware stock life insurance company, each having its primary office for books and records at 909 Locust Street, Des Moines, Iowa 50309;

     WHEREAS, each of USG, ULA, ELIC and GALIC is a wholly owned subsidiary of Lion Connecticut Holdings Inc.; and

     WHEREAS, on the date of the Merger but prior to the Effective Time (as hereinafter defined), GALIC shall have been duly redomesticated to Iowa in accordance with the applicable provisions of the laws of the State of Delaware and the State of Iowa (the "Redomestication");

     NOW, THEREFORE, in consideration of the mutual agreements, covenants and provisions contained herein, the parties hereto agree as follows:

                                    ARTICLE I
                                   THE MERGER

     Section 1.1. The Merger. At the Effective Time (as hereinafter defined) USG, pursuant to Title 18, Oklahoma Statutes, and ULA and ELIC, pursuant to Chapter 490, Code of Iowa, will be statutorily merged with and into GALIC and the separate corporate existence of USG, ULA and ELIC shall cease. GALIC as it exists from and after the Effective Time is sometimes referred to as the "Surviving Corporation."

     Section 1.2. Effective Time of the Merger. Subject to the terms and conditions of this Agreement, Articles of Merger shall be duly prepared, executed and acknowledged by USG, ULA, ELIC and GALIC and shall be filed with the Commissioner of the Iowa Insurance Division and a Certificate of Merger, as prescribed by Oklahoma law, shall be duly prepared, executed and acknowledged by GALIC and shall be filed with the Insurance Commissioner for the State of Oklahoma. The merger described in Section 1.1 (the "Merger") shall become effective upon the last to occur of (a) 12:02 a.m., January 1, 2004, (b) 12:02 a.m. on the date on which the Articles of Merger are filed with the Iowa Secretary of State, or (c) 12:02 a.m. on the date on which the Certificate of Merger is filed with the Oklahoma Secretary of State, provided the Articles of Merger have been approved by the Commissioner of the Iowa Insurance Division and the Certificate of Merger has been approved be the Insurance Commissioner for the State of Oklahoma and, provided further, that the Redomestication shall have been duly effected pursuant to Section 508.12 Code of Iowa and Delaware Code Title 18 Section 4946. The date and time when the Merger shall become effective is hereinafter referred to as the "Effective Time."

     Section 1.3. Effects of the Merger. The Merger shall have the effects as follows:


     1. The parties to this Agreement shall be one insurance corporation which shall be GALIC, the Surviving Corporation, which by virtue of the Redomestication, shall be an Iowa stock life insurance company.

     2.   The separate existence of USG, ULA and ELIC shall cease.

     3. The title to real estate and other property owned by each of USG, ULA and ELIC is vested in GALIC without reversion or impairment.

     4.   GALIC has all liabilities of each corporation party to the Merger.

     5. A proceeding pending against any of USG, ULA or ELIC may be continued as if the merger did not occur or the Surviving Corporation may be substituted in the proceeding for USG, ULA or ELIC, respectively.

                                   ARTICLE II
                            THE SURVIVING CORPORATION

     Section 2.1. Articles of Incorporation. The Articles of Incorporation of GALIC as in effect at the Effective Time shall be and remain the Articles of Incorporation of the Surviving Corporation and the name of the Surviving Corporation shall be ING USA Annuity and Life Insurance Company.

     Section 2.2. Bylaws. The Bylaws of GALIC in effect at the Effective Time shall be and remain the Bylaws of the Surviving Corporation until altered, amended or repealed in accordance with their terms and as provided by the Articles of Incorporation of the Surviving Corporation.

     Section 2.3. Directors and Officers. The directors and officers of GALIC in office at the Effective Time shall continue in office and shall constitute the directors and officers of the Surviving Corporation for the terms for which such persons have been elected and until their respective successors shall be elected or appointed and qualified.


                                   ARTICLE III
                                 CAPITALIZATION

     All of the shares of capital stock of USG, ULA and ELIC which are issued and outstanding immediately prior to the Effective Time, by virtue of the Merger and by operation of law and without any action on the part of the holder thereof, shall no longer be outstanding, shall be canceled and retired, and cease to exist, and each holder of a certificate representing any such shares of capital stock of USG, ULA and ELIC shall thereafter cease to have any rights with respect to such shares of capital stock thereof.


                                   ARTICLE IV
                                  MISCELLANEOUS

     Section 4.1. Cooperation. Each of USG, ULA, ELIC and GALIC shall take, or cause to be taken, all action or do or cause to be done, all things necessary, proper or advisable under the laws of the State of Oklahoma and the State of Iowa to consummate and effectuate the Merger, subject, however, to the appropriate vote or consent of the Board of Directors of each of USG, ULA, ELIC and GALIC in accordance with the requirements of the applicable provisions of the laws of the State of Oklahoma and the State of Iowa.

     Section 4.2. Counterparts. This Agreement may be executed in two or more counterparts, each of which shall be deemed to be an original, but all of which shall constitute one and the same agreement.

     Section 4.3. Governing Law. This Agreement shall be governed by and construed under the laws of the State of Iowa, without regard to the conflict of laws principles thereof.

     IN WITNESS WHEREOF, each of USG, ULA, ELIC and GALIC have executed this Agreement as of the date first written above.



                                  USG Annuity & Life Company

                 By:              /s/ Keith Gubbay
                 Name:            Keith Gubbay
                 Its:             President


                                  United Life & Annuity Insurance Company

                 By:              /s/ Keith Gubbay
                 Name:            Keith Gubbay
                 Its:             President



                                  Equitable Life Insurance Company of Iowa

                 By:              /s/ Keith Gubbay
                 Name:            Keith Gubbay
                 Its:             President


                                  Golden American Life Insurance Company

                 By:              /s/ Keith Gubbay
                 Name:            Keith Gubbay
                 Its:             President


                   FINANCIAL STATEMENTS AND SUPPLEMENTARY DATA

                   INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                                                                        Page
                                                                    ------------

Report of Independent Auditors ....................................      F-2

  Consolidated Financial Statements:

  Consolidated Income Statements for the years ended December 31,
  2002, 2001, and 2000.............................................      F-3


  Consolidated Balance Sheets as of December 31, 2002 and 2001.....      F-4

  Consolidated Statements of Changes in Shareholder's Equity for
  the years ended December 31, 2002, 2001, and 2000................      F-5


  Consolidated Statements of Cash Flows for the years ended
  December 31, 2002,
  2001, and 2000...................................................      F-6


  Notes to Consolidated Financial Statements.......................      F-7

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
Golden American Life Insurance Company

We have audited the accompanying consolidated balance sheets of Golden American Life Insurance Company and Subsidiary as of December 31, 2002 and 2001, and the related income statements, statements of changes in shareholder's equity, and statements of cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Golden American Life Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the financial statements, the Company changed the accounting principle for goodwill and other intangible assets effective January 1, 2002.


                                                    /s/ Ernst & Young LLP

Atlanta, Georgia
March 21, 2003



                            GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY
                   (A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)

                                       CONSOLIDATED INCOME STATEMENTS
                                                 (Millions)

                                                                      For the Years Ended December 31,
                                                              ------------------------------------------------

                                                                    2002              2001              2000
                                                              -------------    --------------    -------------
Revenues:
   Fee income                                                   $  204.0          $  188.9         $   167.9
   Net investment income                                           197.7              94.4              64.1
   Net realized capital gains (losses)                               4.2              (6.5)             (6.6)
   Other income                                                      3.5               -                 -
                                                              -------------    --------------    -------------
            Total revenue                                          409.4             276.8             225.4
                                                              -------------    --------------    -------------

Benefits, losses and expenses:
   Benefits:
       Interest credited and other benefits to
         policyholders                                             276.5             209.0             199.9
   Underwriting, acquisition, and insurance expenses:
       General expenses                                            139.7             119.9              89.5
       Commissions                                                 288.7             232.4             213.7
       Policy acquisition costs deferred                          (292.2)           (128.2)           (168.4)
   Amortization:
       Deferred policy acquisition costs and
         value of business acquired                                127.8              49.6              60.0
   Goodwill                                                          -                 4.2               4.2
   Other:
       Expense and charges reimbursed under
         modified coinsurance agreements                          (104.9)           (225.6)           (225.8)
       Interest expense                                             16.0              19.4              19.9
                                                              -------------    --------------    -------------
            Total benefits, losses and expenses                    451.6             280.7             193.0
                                                              -------------    --------------    -------------
Income (loss) before income taxes                                  (42.2)             (3.9)             32.4

   Income tax expense (benefit)                                    (12.5)              0.1              13.2
                                                              -------------    --------------    -------------

Income (loss) before cumulative effect of change in
   accounting principle                                            (29.7)             (4.0)             19.2
Cumulative effect of change in accounting principle               (135.3)              -                 -
                                                              -------------    --------------    -------------
Net income (loss)                                              $  (165.0)         $   (4.0)          $  19.2
                                                              =============    ==============    =============

                                   See Notes to Consolidated Financial Statements

                                                        F-3


                            GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY
                   (A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)

                                         CONSOLIDATED BALANCE SHEETS
                                        (Millions, except share data)


                                                                                As of December 31,
                                                                       -------------------------------------
      Assets                                                                 2002                 2001
      ------                                                           -----------------    ----------------
      Investments:
        Fixed maturities, available for sale, at fair value
          (amortized cost of $4,720.1 at 2002 and $1,982.5 at 2001)    $     4,936.4            $1,994.9
         Equity securities, at fair value:
         Investment in mutual funds (cost of $22.9 at 2002)                     19.0                 -
         Mortgage loans on real estate                                         482.4               213.9
         Policy loans                                                           16.0               14.8
         Short-term investments                                                  2.2               10.1
                                                                       -----------------    ----------------
                   Total investments                                         5,456.0            2,233.7

      Cash and cash equivalents                                                148.5              195.7
      Accrued investment income                                                 61.9               22.8
      Reinsurance recoverable                                                  196.9               56.0
      Deferred policy acquisition costs                                        678.0              709.0
      Value of  business acquired                                                8.5               20.2
      Goodwill (net of accumulated amortization of $17.6 at 2001)                -                151.3
      Other assets                                                               5.3               23.7
      Assets held in separate accounts                                      11,029.3           10,958.2
                                                                       -----------------    ----------------

                    Total assets                                       $     17,584.4         $14,370.6
                                                                       =================    ================
      Liabilities and Shareholder's Equity
      ------------------------------------
      Policy liabilities and accruals:
         Future policy benefits and claims reserves                    $      5,159.1          $2,185.3
                                                                       -----------------    ----------------
      Total policy liabilities and accruals                                   5,159.1           2,185.3

      Surplus notes                                                             170.0             245.0
      Due to affiliates                                                           -                25.1
      Payables for securities purchased                                           -                36.4
      Current income taxes                                                       42.4               -
      Deferred income taxes                                                      79.8              12.6
      Dollar roll obligations                                                    40.0               3.9
      Other borrowed money                                                        -                 1.4
      Other liabilities                                                          64.7              84.9
      Liabilities related to separate accounts                               11,029.3          10,958.2
                                                                       -----------------    ----------------
                    Total liabilities                                        16,585.3          13,552.8
                                                                       -----------------    ----------------

      Shareholder's equity:
         Common stock (250,000 shares authorized, issued and
           outstanding; $10.00 per share par value)                               2.5               2.5
         Additional paid-in capital                                           1,128.4             780.4
         Accumulated other comprehensive income                                   2.1               3.8
         Retained earnings (deficit)                                           (133.9)             31.1
                                                                       -----------------    ----------------
                    Total shareholder's equity                                  999.1             817.8
                                                                       -----------------    ----------------
                    Total liabilities and shareholder's equity          $    17,584.4        $ 14,370.6
                                                                       =================    ================


                                 See Notes to Consolidated Financial Statements


                                                        F-4


                                        GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY
                               (A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)

                                     CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                                             (Millions)

                                                                                    Accumulated                           Total
                                                                 Additional            Other             Retained         Share-
                                                  Common          Paid-in-         Comprehensive         Earnings        holder's
                                                  Stock         Paid-in-Capit      Income (loss)         (Deficit)        Equity
                                                ------------    -------------    ------------------     -----------    ------------
Balance at December 31, 1999                    $     2.5       $    468.6       $     (9.2)            $    15.9      $   477.8
Contribution of capital                                              115.0                                                 115.0
Comprehensive income:
   Net income                                         -                -                -                    19.2           19.2
   Other comprehensive income net of tax:
      Unrealized gain on securities
      ($9.8 pretax)                                   -                -                5.1                   -              5.1
                                                                                                                       ------------
Comprehensive income                                                                                                        24.3
                                                ------------    -------------    ------------------     -----------    ------------
Balance at December 31, 2000                          2.5            583.6             (4.1)                 35.1          617.1
Contribution of capital                                              196.8                                                 196.8
Comprehensive income:
   Net (loss)                                         -                -                -                    (4.0)          (4.0)
   Other comprehensive income net of tax:
      Unrealized gain on securities
      ($12.2 pretax)                                   -               -                7.9                   -              7.9
                                                                                                                       ------------
Comprehensive income                                                                                                         3.9
                                                ------------    -------------    ------------------     -----------    ------------
Balance at December 31, 2001                           2.5             780.4             3.8                  31.1          817.8
Contribution of capital                                                356.3                                                356.3
Other                                                                   (8.3)                                                (8.3)
Comprehensive income:
     Net (loss)                                        -                   -              -                 (165.0)        (165.0)
Other comprehensive income net of tax:
     Unrealized (loss) on securities
     ($(2.6) pretax)                                   -                   -             (1.7)                 -             (1.7)
                                                                                                                       ------------
Comprehensive (loss)                                                                                                       (166.7)
                                                ------------    -------------    ------------------     -----------    ------------
Balance at December 31, 2002                    $     2.5       $  1,128.4       $       2.1            $ (133.9)      $   999.1
                                                ============    =============    ==================     ===========    ============

                                           See Notes to Consolidated Financial Statements

                                                                 F-5

                                        GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY
                               (A wholly-owned subsidiary of Equitable Life Insurance Company of Iowa)
                                                CONSOLIDATED STATEMENTS OF CASH FLOWS
                                                             (Millions)

                                                                            For the years Ended December 31,
                                                                       2002                2001             2000
                                                                  ----------------    -------------    ---------------
Cash Flows from Operating Activities:
Net income (loss)                                                 $   (165.0)          $   (4.0)         $   19.2
Adjustments to reconcile net income to net cash provided
    by operating activities:
    Interest credited and charges on interest sensitive products       282.2              191.0             183.1
    Net realized capital (gains) losses                                 (4.2)               6.5               6.6
    Accrued investment income                                          (39.5)             (13.2)              1.6
    Increase in guaranteed benefits reserve                            107.1               28.2              26.7
    Acquisition costs deferred                                        (292.2)            (128.2)           (168.4)
    Amortization of deferred policy acquisition costs                  121.2               45.2              55.2
    Amortization of value of business acquired                           6.6                4.4               4.8
    Impairment of Goodwill                                             151.3                -                 -
    Change in other assets and liabilities                              21.3              110.6             (69.4)
    Provision for deferred income taxes                                (85.7)              (0.6)             13.3
                                                                  ----------------    -------------    ---------------
Net cash provided by operating activities                              103.1              239.9              72.7

Cash Flows from Investing Activities:
    Proceeds from the sale of:
          Fixed maturities available for sale                        7,297.1              880.7             205.1
          Equity securities                                              7.8                6.9               6.1
          Mortgages                                                    285.0              136.0              12.7
    Acquisition of investments:
          Fixed maturities available for sale                      (10,068.3)          (2,070.8)           (154.0)
          Equity securities                                            (22.8)               -                 -
          Short-term investments                                           -               (4.7)             (5.3)
          Mortgages                                                   (553.7)            (250.3)            (12.9)
    Increase (decrease) in policy  loans                                (1.2)              (1.5)              0.8
    Increase (decrease) in property and equipment                        1.1                1.2              (3.2)
    Proceeds from sale of interest in subsidiary                        27.7                -                 -
    Loss on valuation of interest in subsidiary                          3.0                -                 -
    Other                                                                0.6                -                 -
                                                                  ----------------    -------------    ---------------
Net cash (used for) provided by investing activities                (3,023.7)          (1,302.5)            49.3

Cash Flows from Financing Activities:
    Deposits and interest credited for investment contracts          3,818.5            1,933.1            801.8
    Maturities and withdrawals from insurance contracts               (171.2)            (134.8)          (141.5)
    Transfers from (to) separate accounts                           (1,053.8)            (902.9)          (825.8)
    Proceeds of notes payable                                            -                  3.1             67.2
    Repayment of notes payable                                          (1.4)              (1.7)           (68.6)
    Proceeds from reciprocal loan agreement borrowings                   -                 69.3            178.9
    Repayment of reciprocal loan agreement borrowings                  (75.0)             (69.3)          (178.9)
    Contributions of capital by parent                                 356.3              196.8            115.0
                                                                  ----------------    -------------    ---------------
Net cash provided by (used for) financing activities                 2,873.4            1,093.6            (51.9)
                                                                  ----------------    -------------    ---------------

Net increase (decrease) in cash and cash equivalents                   (47.2)              31.0             70.1
Cash and cash equivalents, beginning of period                         195.7              164.7             94.6
                                                                  ----------------    -------------    ---------------
Cash and cash equivalents, end of period                            $  148.5           $  195.7         $  164.7
                                                                  ================    =============    ===============


                                     See Notes to Consolidated Financial Statements

                                                                 F-6

GOLDEN AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARY
(A WHOLLY-OWNED SUBSIDIARY OF EQUITABLE LIFE INSURANCE COMPANY OF IOWA) NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1.   SIGNIFICANT ACCOUNTING POLICIES

PRINCIPLES OF CONSOLIDATION

Golden American Life Insurance Company ("Golden American"), a wholly-owned subsidiary of Equitable Life Insurance Company of Iowa ("Equitable Life" or the "Parent"), is a stock life insurance company organized under the laws of the State of Delaware. Golden American was originally incorporated under the laws of the State of Minnesota on January 2, 1973, in the name of St. Paul Life
Insurance Company. Equitable Life is a wholly-owned subsidiary of Lion Connecticut Holding Inc. ("Lion Connecticut") which is an indirect wholly-owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. Golden American is authorized to do business in the District of Columbia and all states except New York. Golden American's wholly-owned life insurance subsidiary, First Golden American Life Insurance Company of New York ("First Golden,") and collectively with Golden American, the ("Company"), is licensed as a life insurance company under the laws of the States of New York and Delaware. There is no public trading market for the Registrant's of common stock.

Formerly, from October 24, 1997, until December 30, 2001, Equitable of Iowa Company, Inc. ("EIC" or "Former Holding Company"), directly owned 100% of Golden American's stock. On December 3, 2001, the Board of Directors of the Former Holding Company approved a plan to contribute its holding of stock of Golden American to another wholly-owned subsidiary, Equitable Life. The contribution of stock occurred on December 31, 2001, following approval granted by the Insurance Department of the State of Delaware. There is no public trading market for the Registrant's common stock.

As of April 1, 2002, Golden American sold First Golden to its sister company, ReliaStar Life Insurance Company ("ReliaStar"). ReliaStar Life, the parent of Security-Connecticut Life Insurance Company ("Security-Connecticut") which in turn is the parent of ReliaStar Life Insurance Company of New York ("RLNY"), merged the First Golden business into RLNY operations and dissolved First Golden at book value for $27.7 million in cash and a receivable totaling $0.2 million from RLNY. The receivable from RLNY was assumed by Equitable Life, and ultimately by ING. The consideration was based on First Golden's statutory-basis book value. RLNY's payable to the Company was assumed by ING and subsequently forgiven. Golden American realized a loss of $3.0 million related to the sale of First Golden, which was recorded as a capital transaction. Approval for the merger was obtained from the Insurance Departments of the States of New York and Delaware.

Statement of Financial Accounting Standards ("FAS") No. 141 "Business Combinations" excludes transfers of net assets or exchanges of shares between entities under common control and is therefore covered by Accounting Principles Board ("APB") Opinion No. 16 "Business Combinations." Since RLNY presented combined results of operations including First Golden activity as of the beginning of the period ending December 31, 2002. The first three months of First Golden activity is not reflected in the Golden statement of financial position or other financial information for the period ended December 31, 2002, as the amounts were not material.

DESCRIPTION OF BUSINESS

The Company offers a portfolio of variable and fixed insurance products designed to meet customer needs for a tax-advantaged saving for retirement and protection from death. The Company's variable and fixed insurance products are marketed by broker/dealers, financial institutions, and insurance agents. The Company's primary customers are consumers and corporations.

NEW ACCOUNTING STANDARDS

ACCOUNTING FOR GOODWILL AND INTANGIBLE ASSETS

In June 2001, the Financial  Accounting  Standards Board ("FASB") issued FAS No.
142, "Goodwill and Other Intangible Assets," effective for fiscal years beginning after December 15, 2001. Under FAS No. 142, goodwill and intangible assets deemed to have indefinite lives will no longer be amortized but will be subject to annual impairment tests. Other intangible assets are still amortized over their estimated useful lives. The Company adopted the new standard effective January 1, 2002.

As required under FAS No. 142, the Company completed the first of the required impairment tests as of January 1, 2002. Step one of the impairment test was a screen for potential impairment, while step two measured the amount of the impairment. All of the Company's operations fall under one reporting unit, USFS, due to the consolidated nature of the Company's operations. Step one of the impairment test required the Company to estimate the fair value of the reporting unit and compare the estimated fair value to its carrying value. The Company determined the estimated fair value utilizing a discounted cash flow approach and applying a discount rate equivalent to the Company's weighted average cost of capital. Fair value was determined to be less than carrying value which required the Company to complete step two of the test. In step two, the Company allocated the fair value of the reporting unit determined in step one to the assets and liabilities of the reporting unit resulting in an implied fair value of goodwill of zero.

The comparison of the fair value amount allocated to goodwill and the carrying value of goodwill resulted in an impairment loss of $135.3 million net of taxes, which represents the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge is shown as a change in accounting principle on the Consolidated Statements of Income.

Application of the nonamortization provision (net of tax) of the new standard resulted in an increase in net income of $3.8 million for the twelve months ended December 31, 2002. Had the Company been accounting for goodwill under FAS No. 142 for all periods presented, the Company's net (loss) income would have been as follows:

     (Millions)                          Year ended           Year ended
                                      December 31, 2001    December 31, 2001
     ------------------------------------------------------------------------
     Reported net income (loss)           $   (4.0)           $  19.2
     Add back goodwill amortization,
       net of tax                              3.8                3.8
     ------------------------------------------------------------------------
     Adjusted net income                  $   (0.2)           $  23.0
     ========================================================================

ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

In June 1998, the FASB issued FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," as amended and interpreted by FAS No. 137, "Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement 133, FAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities - an Amendment of FASB 133, and certain FAS 133 implementation issues." This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS No. 133 was effective for the Company's financial statements beginning January 1, 2001. Adoption of FAS No. 133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative and embedded derivative holdings.

The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition, the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contracts, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument. The Company did not have embedded derivatives at December 31, 2002.

GUARANTEES

In November 2002, the FASB issued Interpretation No.45 ("FIN 45"), "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others," to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2002. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provision is to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002. The Company has performed an assessment of its guarantees and believes that all of its guarantees are excluded from the scope of this interpretation.

In January 2003, the FASB issued Interpretation No. 46 ("FIN 46"), Consolidation of Variable Interest Entities ("VIE"), an interpretation of Accounting Research Bulletin ("ARB") No. 51. This Interpretation addresses consolidation by business enterprises of variable interest entities, which have one or both of the following characteristics: a) insufficient equity investment at risk, or b) insufficient control by equity investors. This guidance is effective for VIEs created after January 31, 2003 and for existing VIEs as of July 1, 2003. An entity with variable interests in VIEs created before February 1, 2003 shall apply the guidance no later than the beginning of the first interim or annual reporting period beginning after June 15, 2003.

In conjunction with the issuance of this guidance, the Company conducted a review of its involvement with VIEs and does not believe it has any significant investments or ownership in VIEs.

FUTURE ACCOUNTING STANDARDS

EMBEDDED DERIVATIVES

The FASB issued FAS No.133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133") in 1998 and continues to issue guidance for implementation through its Derivative Implementation Group ("DIG"). DIG recently released a draft of FASB Statement 133 Implementation Issue B36 "Embedded
Derivatives: Bifurcation of a Debt Instrument That Incorporates Both Interest Rate Risk and Credit Risk Exposures That are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of That Instrument" ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or total return debt index may be determined to contain bifurcatable embedded derivatives. The required date of adoption of DIG B36 has not been determined. If the guidance is finalized in its current form, the Company has determined that certain of its existing reinsurance receivables (payables), investments or insurance products contain embedded derivatives that may require bifurcation. The Company has not yet completed its evaluation of the potential impact, if any, on its consolidated financial positions, results of operations, or cash flows.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

INVESTMENTS

All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related charges in deferred policy acquisition costs, value of business acquired, and deferred income taxes.

The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis in accordance with FAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." Management considers the length of the time and the extent to which the market value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

Realized capital gains and losses on all other investments are reflected in the Company's results of operations.

Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Fair values for fixed maturity securities are obtained from independent pricing services or broker/dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. The fair values for equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Reverse   dollar   repurchase   agreement  and  reverse   repurchase   agreement
transactions are accounted for as collateralized borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

The investment in mutual funds represents an investment in mutual funds managed by the Company, and is carried at fair value.

Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss.

Policy loans are carried at unpaid principal balances, net of impairment reserves.

Short-term investments, consisting primarily of money market instruments and other fixed maturity securities issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

On occasion, the Company sells call options written on underlying securities that are carried at fair value. Changes in fair value of these options are recorded in net realized capital gains or losses.

DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

Deferred Policy Acquisition Costs ("DAC") is an asset, which represents certain costs of acquiring certain insurance business, which are deferred and amortized. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain underwriting and contract issuance expenses, and certain agency expenses. Value of Business Acquired ("VOBA") is an asset, which represents the present value of estimated net cash flows embedded in the Company's contracts, which existed at the time the Company was acquired by ING. DAC and VOBA are evaluated for recoverability at each balance sheet date and these assets would be reduced to the extent that gross profits are inadequate to recover the asset.

The amortization methodology varies by product type based upon two accounting standards: FAS No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS No. 60") and FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and Realized Gains and Losses from the Sale of Investments" ("FAS No. 97").

Under FAS No. 60, acquisition costs for traditional life insurance products, which primarily include whole life and term life insurance contracts, are amortized over the premium payment period in proportion to the premium revenue recognition.

Under FAS No. 97, acquisition costs for universal life and investment-type products, which include universal life policies and fixed and variable deferred annuities, are amortized over the life of the blocks of policies (usually 25 years) in relation to the emergence of estimated gross profits from surrender charges, investment margins, mortality and expense margins, asset-based fee income, and actual realized gains (losses) on investments. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

Activity for the year-ended December 31, 2002 within VOBA was as follows:

       (Millions)
       -------------------------------------------------------------------
                  Balance at December 31,2001            $     20.2
                  Adjustment for FAS No. 115                   (5.1)
                  Additions                                    (3.3)
                  Interest accrued at 7%                        1.3
                  Amortization                                 (4.6)
       -------------------------------------------------------------------
                  Balance at December 31,2002            $      8.5
       ===================================================================

The estimated amount of VOBA to be amortized, net of interest, over the next five years is $3.0 million, $2.0 million, $1.5 million, $1.5 million and $1.1 million and $1.0 million for the years 2003, 2004, 2005, 2006 and 2007, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

As part of the regular analysis of DAC/VOBA, at the end of third quarter 2002, the Company unlocked its assumptions by resetting its near term and long-term assumptions for the separate account returns to 9% (gross before fund management fees and mortality and expense and other policy charges), reflecting a blended return of equity and other sub-accounts. This unlocking adjustment was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. For the year ended December 31, 2002, the Company recorded an acceleration of DAC/VOBA amortization totaling $91.5 million before tax, or $59.5 million, net of $32.0 million of federal income tax benefit.

POLICY LIABILITIES AND ACCRUALS

Reserves for immediate annuities with life contingent payout contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 3.0% to 3.5% for all years presented. Investment yield is based on the Company's experience.

Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

Other policyholders' funds include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 2.4% to 11.0% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest.

REVENUE RECOGNITION

For certain annuity contracts, charges assessed against policyholders' funds for the cost of insurance, surrender, expenses, actuarial margin and other fees are recorded as revenue as charges are assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Income Statement.

SEPARATE ACCOUNTS

Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

Separate Account assets supporting variable options under universal life and annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

Separate Account assets are carried at fair value. At December 31, 2002 and 2001, unrealized gains of $133.4 million and of $6.9 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

Separate Account liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 2.4% to 11.0% in 2002 and 2.4% to 14.0% in 2001.

Separate Account assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

REINSURANCE

The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Balance Sheets.

INCOME TAXES

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.




2.   INVESTMENTS

Fixed maturities available for sale as of December 31 were as follows:

                                                                          Gross          Gross
                                                          Amortized     Unrealized    Unrealized       Fair
     2002 (Millions)                                        Cost          Gains         Losses        Value
     -----------------------------------------------------------------------------------------------------------
     U.S. government and government agencies and
      authorities                                         $  207.3       $    2.3      $    0.1      $  209.5

     U.S. corporate securities:
       Public utilities                                      335.7           15.5           1.9         349.3
       Other corporate securities                           3,012.0         178.7           7.8       3,182.9
     -----------------------------------------------------------------------------------------------------------
          Total U.S. corporate securities                   3,347.7         194.2           9.7       3,532.2
     -----------------------------------------------------------------------------------------------------------

     Foreign securities:
       Government                                             64.8            2.9           -            67.7
        Other                                                163.8           12.2           1.2         174.8
     -----------------------------------------------------------------------------------------------------------
          Total foreign securities                           228.6           15.1           1.2         242.5
     -----------------------------------------------------------------------------------------------------------

     Mortgage-backed securities                              641.7           12.0           0.2         653.5

     Other asset-backed securities                           294.8            7.0           3.1         298.7

     -----------------------------------------------------------------------------------------------------------
     Total fixed maturities, including fixed
      maturities pledged to creditors                      4,720.1          230.6          14.3       4,936.4
     Less: Fixed maturities pledged to creditors               -              -             -             -
     -----------------------------------------------------------------------------------------------------------

     Fixed maturities                                     $4,720.1       $  230.6      $   14.3      $ 4,936.4
     ===========================================================================================================




                                                        F-16



Fixed maturities available for sale as of December 31 were as follows:

                                                                          Gross          Gross
                                                          Amortized     Unrealized    Unrealized       Fair
     2001 (Millions)                                        Cost          Gains         Losses        Value
     -----------------------------------------------------------------------------------------------------------
     U.S. government and government agencies and
      authorities                                         $  132.1       $    0.5      $    3.4    $     129.2

     U.S. corporate securities:
       Public utilities                                       39.8            0.3           1.4           38.7
       Other corporate securities                          1,111.8           15.2          10.1        1,116.9
     -----------------------------------------------------------------------------------------------------------
          Total U.S. corporate securities                  1,151.6           15.5          11.5        1,155.6
     -----------------------------------------------------------------------------------------------------------

     Foreign securities:
       Government                                            143.6            3.3           0.2           146.7
     -----------------------------------------------------------------------------------------------------------
          Total foreign securities                           143.6            3.3           0.2           146.7
     -----------------------------------------------------------------------------------------------------------

     Mortgage-backed securities                              167.0            3.6           0.9           169.7

     Other asset-backed securities                           388.2            7.2           1.7           393.7

     -----------------------------------------------------------------------------------------------------------
     Total fixed maturities, including fixed
      maturities pledged to creditors                      1,982.5           30.1          17.7        1,994.9
     Less: Fixed maturities pledged to creditors               -              -             -              -
     -----------------------------------------------------------------------------------------------------------

     Fixed maturities                                     $1,982.5       $   30.1      $   17.7    $   1,994.9
     ===========================================================================================================

The amortized cost and fair value of total fixed maturities for the year-ended December 31, 2002 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

     (Millions)                           Amortized Cost     Fair Value
     ------------------------------------------------------------------------
     Due to mature:
       One year or less                   $       -           $    -
       After one year through five years        401.0            419.7
       After five years through ten years     1,681.3          1,773.1
       After ten years                        1,701.3          1,791.4
       Mortgage-backed securities               641.7            653.5
       Other asset-backed securities            294.8            298.7
     ------------------------------------------------------------------------
     ------------------------------------------------------------------------
     Fixed maturities                        $4,720.1         $4,936.4
     ========================================================================

At December 31, 2002 and 2001, fixed maturities with carrying values of $6.5 million and $6.9 million, respectively, were on deposit as required by regulatory authorities.

The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2002.

Beginning in April 2001, the Company entered into reverse dollar repurchase agreement and reverse repurchase agreement transactions to increase its return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The dollar rolls and reverse repurchase agreements are accounted for as short-term collateralized financings and the repurchase obligation is reported on the Consolidated Balance Sheets. The repurchase obligation totaled $40.0 and $3.9 million at December 31, 2002 and 2001, respectively.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2001. The Company believes the counterparties to the dollar roll and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

During 2002, the Company determined that thirteen fixed maturities had other than temporary impairments. As a result, at December 31, 2002, the Company recognized a pre-tax loss of $8.9 million to reduce the carrying value of the fixed maturities to their combined fair value of $123.5 million. During 2001, the Company determined that ten fixed maturities had other than temporary impairments. As a result, at December 31, 2001, the Company recognized a pre-tax loss of $0.7 million to reduce the carrying value of the fixed maturities to their fair value of $0.07 million.

3.   FINANCIAL INSTRUMENTS

ESTIMATED FAIR VALUE

The following disclosures are made in accordance with the requirements of FAS No. 107, "Disclosures about Fair Value of Financial Instruments." FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques.

Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

FAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the above financial instruments:

FIXED MATURITIES SECURITIES: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. Fair values for privately placed bonds are determined through consideration of factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.

EQUITY SECURITIES: Fair values of these securities are based upon quoted market value.

MORTGAGE LOANS ON REAL ESTATE: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amounts for these assets approximate the assets' fair values.

ASSETS HELD IN SEPARATE ACCOUNTS: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

SURPLUS NOTES: Estimated fair value of the Company's surplus notes were based upon discounted future cash flows using a discount rate approximating the current market value.

INVESTMENT CONTRACT LIABILITIES (INCLUDED IN FUTURE POLICY BENEFITS AND CLAIMS RESERVES):

SUPPLEMENTARY CONTRACTS AND IMMEDIATE ANNUITIES: Estimated fair values of the Company's liabilities for future policy benefits for the divisions of the variable annuity products with fixed interest guarantees and for supplemental contracts without life contingencies are stated at cash surrender value, the cost the Company would incur to extinguish the liability.

LIABILITIES RELATED TO SEPARATE ACCOUNTS: Liabilities related to separate accounts are reported at full account value in the Company's historical balance sheet. Estimated fair values of separate account liabilities are equal to their carrying amount.

The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2002 and 2001 were as follows:

                                                         2002                               2001
     --------------------------------------------------------------------------------------------------------
                                              Carrying         Fair               Carrying            Fair
     (Millions)                                 Value          Value                Value             Value
     --------------------------------------------------------------------------------------------------------
     Assets:
        Fixed maturities                    $  4,936.4         $4,936.4            $ 1,994.9       $ 1,994.9
        Equity securities                         19.0             19.0                  -               -
        Mortgage loans on real estate            482.4            522.2                213.9           219.2
        Policy loans                              16.0             16.0                 14.8            14.8
        Cash and short-term investments          150.7            150.7                205.8           205.8
        Assets held in separate accounts      11,029.3         11,029.3             10,958.2        10,958.2

     Liabilities:
        Surplus notes                           (170.0)          (260.0)              (245.0)         (358.1)
        Investment contract liabilities:
        Deferred annuities                    (5,128.0)        (4,802.9)            (2,155.3)       (1,976.7)
        Supplementary contracts and
          immediate annuities                     (8.0)            (8.0)                (7.1)           (7.1)
        Liabilities related to separate
          accounts                           (11,029.3)       (11,029.3)           (10,958.2)      (10,958.2)
     --------------------------------------------------------------------------------------------------------

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

4.   NET INVESTMENT INCOME

     Sources of net investment income were as follows:

                                 Year Ended      Year Ended     Year Ended
                                 December 31,   December 31,   December 31,
     (Millions)                      2002           2001           2000
     -------------------------------------------------------------------------
     Fixed maturities           $     185.6   $      83.7    $      55.3
     Mortgage loans                    19.6          11.2            7.8
     Policy loans                       0.6           0.8            0.5
     Short term investments and
        cash equivalents                2.6           2.6            2.3
     Other                              0.4           0.6            0.7
     -------------------------------------------------------------------------
     Gross investment income          208.8          98.9           66.6
     Less: investment expenses         11.1           4.5            2.5
     -------------------------------------------------------------------------
     Net investment income      $     197.7   $      94.4    $      64.1
     =========================================================================


5.   DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

The ability of Golden American to pay dividends to the Parent is restricted. Prior approval of insurance regulatory authorities is required for payment of dividends to the stockholder which exceed an annual limit. During 2002, Golden American cannot pay dividends to Equitable Life without prior approval of statutory authorities. Golden American did not pay common stock dividends during 2002, 2001, or 2000.

The Department recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net (loss) income was $(303.0) million, $(156.4) million and $(71.1) million for the years ended December 31, 2002, 2001, and 2000, respectively. Statutory capital and surplus was $424.9 million and $451.6 million as of December 31, 2002 and 2001, respectively.

As of December 31, 2002, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

For 2001, the Company was required to implement statutory accounting changes ("Codification") ratified by the National Association of Insurance Commissioners ("NAIC") and state insurance departments. The cumulative effect of Codification to the Company's statutory surplus as of January 1, 2001 was a decrease of $5.9 million.

The Company maintains a $40.0 million reciprocal loan agreement with ING AIH (refer to Note 10), a perpetual $75.0 million revolving note facility with Bank of New York and a $75.0 million revolving note facility with SunTrust Bank which expires on July 31, 2003.

6.       CAPITAL GAINS AND LOSSES ON INVESTMENT OPERATIONS

Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold. Net realized capital (losses) gains on investments were as follows:



                                                 Year ended     Year ended     Year ended
                                                December 31,   December 31,   December 31,
     (Millions)                                     2002           2001           2000
     --------------------------------------------------------------------------------------
     Fixed maturities                           $    4.2         $  (4.9)    $    (6.3)
     Equity securities                               -              (1.6)         (0.2)
     Mortgage loans on real estate                   -               -            (0.1)
     --------------------------------------------------------------------------------------
     Pretax realized capital gains (losses)     $    4.2         $  (6.5)    $    (6.6)
     ======================================================================================
     After-tax realized capital gains (losses)  $    2.7         $  (4.2)    $    (4.3)
     ======================================================================================


Proceeds from the sale of total fixed maturities and the related gross gains and losses were as follows:

                                Year ended        Year ended        Year ended
                               December 31,      December 31,      December 31,
     (Millions)                    2002              2001              2000
     ---------------------------------------------------------------------------
     Proceeds on sales          $ 7,297.1        $   880.7        $    205.1
     Gross gains                     76.8              6.9               0.2
     Gross losses                    72.6             11.8               6.5

Changes in shareholder's equity related to changes in accumulated other comprehensive income were as follows:

     (Millions)                                 2002        2001       2000
     --------------------------------------------------------------------------
     Fixed maturities                        $ 204.0        $18.4      $12.4
     Equity securities                          (3.9)         -          -
     DAC/VOBA                                 (202.8)        (8.4)     (10.4)
     --------------------------------------------------------------------------
                                                (2.7)        10.0        2.0
     Increase (decrease) in deferred income
        taxes                                   (1.0)         2.1       (3.1)
     --------------------------------------------------------------------------
     Net changes in accumulated other
      comprehensive income (loss)            $  (1.7)    $    7.9  $     5.1
     --------------------------------------------------------------------------

Shareholder's equity included the following accumulated other comprehensive income (loss), at December 31:

     (Millions)                                 2002          2001        2000
     ---------------------------------------------------------------------------
     Net unrealized capital gains (losses):
       Fixed maturities                     $   216.3   $     12.3   $    (6.1)
       Equity securities                         (3.9)         -           -
       DAC/VOBA                                (209.2)        (6.4)        2.0
     ---------------------------------------------------------------------------
                                                  3.2          5.9        (4.1)
     Deferred income taxes                        1.1          2.1         -
     ---------------------------------------------------------------------------
     Net accumulated other comprehensive
          income (loss)                     $     2.1    $     3.8    $   (4.1)
     ===========================================================================

Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, were as follows:


     (Millions)                                     2002       2001        2000
     ---------------------------------------------------------------------------
     Unrealized holding gains (losses) arising   $  (8.7)  $   11.1    $    6.9
        the year (1)
     Less: reclassification adjustment for
        gains  (losses) and other items
        included in net income (2)                   7.0       (3.2)       (1.8)
     ---------------------------------------------------------------------------
     Net unrealized gains (losses) on securities $  (1.7)  $    7.9    $    5.1
     ===========================================================================

     (1) Pretax unrealized holding gains (losses) arising during the year were $13.4 million, $17.1 million and $10.6 million for the years ended December 31, 2002, 2001 and 2000, respectively.
     (2) Pretax reclassification adjustments for gains (losses) and other items included in net income were $10.8 million, $(4.9) million and $(2.8) million for the years ended December 31, 2002, 2001 and 2000, respectively.

7.   SEVERANCE

In December 2001, ING announced its intentions to further integrate and streamline the U.S. based operations of ING Americas, (which includes the Company), in order to build a more customer-focused organization. In connection with these actions, the Company recorded a charge of $4.9 million pretax. The severance portion of this charge ($4.8 million pretax) is based on a plan to eliminate 260 positions (primarily operations, information technology and other administrative/staff support personnel). Severance actions are expected to be substantially complete by March 31, 2003. The facilities portion ($.1 million pretax) of the charge represents the amount to be incurred by the Company to terminate a contractual lease obligation.

Activity for the year ended December 31, 2002 within the severance liability and positions eliminated related to such actions were as follows:

     (Millions)                        Severance Liability  Positions
     ---------------------------------------------------------------------
     Balance at December 31, 2001          $     4.8           252
     Actions taken                              (3.4)         (194)
     ---------------------------------------------------------------------
     Balance at December 31, 2002          $     1.4            58
     =====================================================================

8.   INCOME TAXES

Starting in 2002, Golden American Life Insurance Company joins in the filing of a consolidated federal income tax return with its parent, Equitable Life and other affiliates. The Company has a tax allocation agreement with Equitable Life whereby the Company is charged for taxes it would have incurred were it not a member of the consolidated group and is credited for losses at the statutory tax rate. Prior to joining the Equitable Life consolidated group, the Company was the parent of a different consolidated group.

At December 31, 2002, the Company has net operating loss carryforwards of approximately $369.2 million for federal income tax purposes which are available to offset future taxable income. If not used, these carryforwards will expire between 2011 and 2016.

Income tax expense (benefit) from continuing operations included in the consolidated financial statements are as follows:

                                     Year ended    Year ended    Year ended
                                    December 31,  December 31,  December 31,
  (Millions)                            2002          2001          2000
  ---------------------------------------------------------------------------
    Current taxes (benefits):
        Federal                   $     (98.2)   $      0.6    $     (0.1)
  ---------------------------------------------------------------------------
           Total current taxes
           (benefits)                   (98.2)          0.6          (0.1)
  ---------------------------------------------------------------------------
    Deferred taxes (benefits):
        Federal                          85.7          (0.5)         13.3
  ---------------------------------------------------------------------------
           Total deferred taxes
           (benefits)                    85.7          (0.5)         13.3
  ---------------------------------------------------------------------------
    Total                         $     (12.5)   $      0.1    $     13.2
  ============================================================================

Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:


                                               Year ended     Year ended    Year ended
                                              December 31,   December 31,  December 31,
     (Millions)                                   2002           2001          2000
     ------------------------------------------------------------------------------------
       Income before income taxes            $    (42.2)    $    (3.9)     $      32.4
       Tax rate                                      35%           35%             35%
     ------------------------------------------------------------------------------------
       Income tax at federal statutory rate       (14.8)         (1.4)           11.3
       Tax effect of:
          Goodwill amortization                     -             1.0             1.0
          Meals and entertainment                   0.6           0.5             0.3
          Other                                     1.7           -               0.6
     ------------------------------------------------------------------------------------
        Income tax expense (benefit)         $    (12.5)    $     0.1      $     13.2
     ------------------------------------------------------------------------------------

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

     (Millions)                                                 2002          2001
     ------------------------------------------------------------------------------------
     Deferred tax assets:
        Operations and capital loss carryforwards            $     125.6    $   121.7
        Future policy benefits                                     214.1        176.3
        Goodwill                                                    11.1          -
        Investments                                                  0.2          0.1
     ------------------------------------------------------------------------------------
                                                                   351.0        298.1
     Deferred tax liabilities:
        Goodwill                                                     -           (3.5)
        Unrealized gains on investments                             (1.1)        (2.1)
        Deferred policy acquisition cost                          (254.8)      (222.8)
        Value of purchased insurance in force                       (5.0)        (6.9)
        Other                                                     (169.9)       (75.4)
     ------------------------------------------------------------------------------------
     Deferred tax liability before allowance                      (430.8)      (310.7)
     ------------------------------------------------------------------------------------
     Valuation allowance                                             -            -
     ------------------------------------------------------------------------------------
     Net deferred income tax liability                       $     (79.8)   $   (12.6)
     ====================================================================================

The Company establishes reserves for possible proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against any such adjustments.

The Company establishes reserves for possible proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against any such adjustments.

9. BENEFIT PLANS

DEFINED BENEFIT PLANS

Prior to December 31, 2001, the Company's employees were covered by the ING Retirement Plan for Employees of Equitable Life ("Equitable Plan"), a qualified, defined contribution pension plan. The Company was allocated its share of the pension liability associated with employees.

As of December 31, 2001, the qualified pension benefit plans of certain United States subsidiaries of ING North America Insurance Corporation ("ING North America"), including Equitable Life, were merged into the ING Americas Retirement Plan. The Company transferred its pension liabilities to the Parent at that date. In exchange for these liabilities, the Company received a capital contribution, net of taxes, from the Parent. The costs allocated to the Company for its members' participation in the ING Pension Plan were $3.0 million for 2002.

The following tables summarize the benefit obligations and the funded status for pension benefits related to the Equitable Plan for the two-year period ended December 31, 2001:

(Millions)                                                        2001
------------------------------------------------------------------------------

    Change in benefit obligation:
      Benefit obligation at January 1                     $        7.9
      Service cost                                                 2.0
      Interest cost                                                0.8
      Actuarial (gain) loss                                       (2.7)
      Plan Amendments                                             (0.2)
      Transfer of benefit obligation to the Parent                (7.8)
                                                        ----------------------
      Benefit obligation at December 31                   $        -
                                                        ======================

    Funded status:
      Funded status at December 31 prior to the transfer
         of the benefit obligation to the Parent          $       (7.8)
      Unrecognized past service cost                              (1.1)
      Unrecognized net loss                                        -
      Transfer of the funded status to the Parent                  8.9
                                                        ----------------------
      Net amount recognized                               $        -
                                                        ======================

Prior to the merger of the qualified benefit plans of ING's U.S. subsidiaries at December 31, 2001, Equitable Life, held the plan assets.

The weighted-average assumptions used in the measurement of the Company's' December 31, 2001 benefit obligation, prior to the merger of the qualified benefit plans of ING, follows:

                                                               2001
------------------------------------------------------------------------------

    Discount rate                                             7.50%
    Expected return on plan assets                            9.25
    Rate of compensation increase                             4.50

The following table provides the net periodic benefit cost for the fiscal years 2001 and 2000:

Year Ended December 31,                    2001            2000
------------------------------------------------------------------------
(MILLIONS)

    Service cost                       $    2.0           $    1.6
    Interest cost                           0.8                0.5
    Unrecognized past service cost          -                  -
                                    ------------------------------------
    Net periodic benefit cost          $    2.8           $    2.1
                                    ====================================

There were no gains or losses resulting from curtailments or settlements during 2001 or 2000.

The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $0 as of December 31, 2001.

10. RELATED PARTY TRANSACTIONS

     OPERATING AGREEMENTS:

     The Company has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

     o Resources and services are provided to Security Life of Denver Insurance Company ("SLDIC) and Southland Life Insurance Company ("SLIC"). For the years ended December 31, 2002, 2001, and 2000 revenues for these services, which reduced general expenses incurred, were $4.2 million, $0.3 million and $0.3 million, respectively for SLDIC and $1.0 million, $0.1 million and $0.1 million, respectively for SLIC.
     o Underwriting and distribution agreement with Directed Services, Inc. ("DSI"), for the variable insurance products issued by the Company. DSI is authorized to enter into agreements with broker/dealers to distribute the Company's' variable products and appoint representatives of the broker/dealers as agents. For the years ended December 31, 2002, 2001 and 2000 commission expenses were incurred in the amounts of $282.9 million, $229.7 million, and $208.9 million, respectively.
     o Asset management agreement with ING Investment Management LLC ("IIM"), in which IIM provides asset management and accounting services. The Company records a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2002, 2001, and 2000 expenses were incurred in the amounts of $11.0 million, $4.4 million, and $2.5 million, respectively.
     o Service agreement with Equitable Life in which administrative and financial related services are provided. For the years ended December 31, 2002, 2001, and 2000 expenses were incurred in the amounts of $0.6 million, $0.3 million, and $1.3 million, respectively.

          Golden American has certain agreements whereby it generates revenues and incurs expenses with affiliated entities.

         The agreements are as follows:

     o Managerial and supervisory services to DSI. The fee paid by DSI for these services is calculated as a percentage of average assets in the variable separate accounts. For the years ended December 31, 2002, 2001, and 2000 revenue for these services was $23.7 million, $23.1 million, and $21.3 million, respectively.
     o Advisory, computer, and other resources and services are provided to Equitable Life and United Life & Annuity Insurance Company ("ULAIC"). For the years ended December 31, 2002, 2001, and 2000 revenues for these services, which reduced general expenses incurred, totaled $9.8 million, $8.2 million, and $6.2 million, respectively for Equitable Life and $0.3 million, $0.4 million and $0.6 million, respectively for ULAIC.
     o Expense sharing agreements with ING America Insurance Holdings, Inc. ("ING AIH") for administrative, management, financial, and information technology services, which were approved in 2001. For the years ended December 31, 2002 and 2001, Golden American incurred expenses of $41.0 million and $23.2 million, respectively.
     o Guaranty agreement with Equitable Life. In consideration of an annual fee, payable June 30, Equitable Life guarantees that it will make funds available, if needed, to pay the contractual claims made under the provisions of Golden American's life insurance and annuity contracts. The agreement is not, and nothing contained therein or done pursuant thereto by Equitable Life shall be deemed to constitute, a direct or indirect guaranty by Equitable Life of the payment of any debt or other obligation, indebtedness, or liability, of any kind or character whatsoever, of Golden American. The agreement does not guarantee the value of the underlying assets held in separate accounts in which funds of variable life insurance and variable annuity policies have been invested. The calculation of the annual fee is based on risk based capital. No amounts were payable under this agreement as of December 31, 2002, 2001 and 2000.

REINSURANCE AGREEMENTS:

Golden American participates in a modified coinsurance agreement with Equitable Life, covering a considerable portion of Golden American's variable annuities issued on or after January 1, 2000, excluding those with an interest rate guarantee. The financial statements are presented net of the effects of the agreement.

Under this agreement, Golden American received a net reimbursement of expenses and charges of $100.9 million, $224.5 million and $218.8 million for the years ended December 31, 2002, 2001, and 2000, respectively. This was offset by a decrease in policy acquisition costs deferred of $143.5 million, $257.5 million and $223.7 million, respectively, for the same periods. As at December 31, 2002, 2001 and 2000, Golden American also had a payable to Equitable Life of $7.1 million, $22.6 million and $16.3 million, respectively, due to the overpayment by Equitable Life of the cash settlement for the modified coinsurance agreement.

Golden American entered into a reinsurance agreement with Security Life of Denver International, Ltd., an affiliate, covering variable annuity minimum guaranteed death benefits and minimum guaranteed living benefits of variable annuities issued after January 1, 2000. Golden American also obtained an irrevocable letter of credit in the amount of $25 million related to this agreement. In addition, the Company obtained a standby letter of credit in the amount of $75 million.

RECIPROCAL LOAN AGREEMENT:

Golden American maintains a reciprocal loan agreement with ING AIH, a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2007, Golden American and ING AIH can borrow up to $40.0 million from one another. Prior to lending funds to ING AIH, Golden American must obtain the approval from the Department of Insurance of the State of Delaware. Interest on any Golden American borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, Golden American incurred interest expense of $33,000, $26,000, and $481,000 for the years ended December 31, 2002, 2001 and 2000, respectively. At December 31, 2002, 2001, and 2000, Golden American did not have any borrowings or receivables from ING AIH under this agreement.

SURPLUS NOTES:

Golden American issued multiple 30-year surplus notes (see below table). Payment of the notes and related accrued interest is subordinate to payments due to policyholders, claimant and beneficiary claims, as well as debts owed to all other classes of debtors, other than surplus note holders, of Golden American. Any payment of principal and/or interest made is subject to the prior approval of the Delaware Insurance Commissioner. Interest expense for the years ended December 31:

(Millions)
-----------------------------------------------------------------------------------------------------------------------
     Surplus                                                              Maturity
      Note          Amount                    Affiliate                     Date         2002        2001        2000
-----------------------------------------------------------------------------------------------------------------------
       8.2%           50.0    *Equitable Life                             12/29/29        2.0         4.1         4.1
       8.0            35.0     Security Life of Denver                    12/07/29        2.8         2.8         3.0
       7.8            75.0     Equitable Life                             09/29/29        5.8         5.8         5.8
       7.3            60.0     Equitable Life                             12/29/28        4.4         4.4         4.4
       8.3            25.0    *Equitable Life                             12/17/26        1.0         2.1         2.1
-----------------------------------------------------------------------------------------------------------------------

*Surplus notes redeemed June 28, 2002.

STOCKHOLDER'S EQUITY:

During 2002, 2001, and 2000, Golden American received capital contributions of $356.3 million, $196.8 million, and $115.0 million respectively.

11. REINSURANCE

At December 31, 2002, Golden American had reinsurance treaties with four unaffiliated reinsurers and three affiliated reinsurers covering a significant portion of the mortality risks and guaranteed death and living benefits under its variable contracts. Golden American remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

Reinsurance ceded in force for life mortality risks were $90.7 million and $94.8 million at December 31, 2002 and 2001, respectively. At December 31, 2002 and 2001, the Company had net receivables of $196.9 million and $56.0 million, respectively for reinsurance claims, reserve credits, or other receivables from these reinsurers. At December 31, 2002 and 2001, respectively, these net receivables were comprised of the following: $36.7 and $7.8 million for claims recoverable from reinsurers; $6.3 and $3.4 million for payable for reinsurance premiums; $137.2 million and $28.8 million for reserve credits; and $24.0 million and $22.7 million for reinsured surrenders and allowances due from an unaffiliated reinsurer. Included in the accompanying consolidated financial statements, excluding the modified coinsurance agreements, are net considerations to reinsurers of $50.8 million, $30.3 million and $21.7 million and net policy benefits recoveries of $49.5 million, $21.8 million and $8.9 million for the years ended December 21, 2002, 2001 and 2000, respectively.

Golden participates in a modified coinsurance agreement with an unaffiliated reinsurer. The accompanying consolidated financial statements are presented net of the effects of the treaty which increased (decreased) income by $(2.9) million, $(0.5) million and $1.7 million for the years ended December 31, 2002, 2001 and 2000, respectively.

12. COMMITMENTS AND CONTINGENT LIABILITIES

LEASES

For the year ended December 31, 2002 rent expense for leases was $4.6 million. The future net minimum payments under noncancelable leases for the years ended December 31, 2003 through 2007 are estimated to be $2.3 million, $2.3 million, $2.4 million, $2.4 million and $2.4 million, respectively, and $2.4 million, thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

COMMITMENTS

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2002 and 2001, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $39.0 million and $25.2 million, respectively. The Company makes investments in limited partnerships on a subscription basis. At December 31, 2002 and 2001, the Company had to fund the subscriptions of $38.0 million and $0.0 million, respectively.

LITIGATION

The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.




QUARTERLY DATA (UNAUDITED)

2002 (Millions)                                  First         Second          Third          Fourth
------------------------------------------------------------------------------------------------------

  Total Revenue                             $      69.4   $      89.2    $     141.4     $     109.4
------------------------------------------------------------------------------------------------------
  Income (loss) before income taxes                (3.2)        (16.0)         (60.2)           37.2
  Income taxes (benefit)                           (1.0)         (5.5)         (19.2)           13.2
------------------------------------------------------------------------------------------------------
  Income (loss) before cumulative effect
   of change in accounting principal               (2.2)        (10.5)         (41.0)           24.0
  Cumulative effect of change in
   accounting principle                             -             -              -            (135.3)
------------------------------------------------------------------------------------------------------
  Net income (loss)                         $      (2.2)  $     (10.5)   $     (41.0)    $    (111.3)
======================================================================================================

2001 (Millions)                                  First         Second          Third          Fourth
------------------------------------------------------------------------------------------------------
  Total Revenue                             $      72.1   $      65.4    $      70.1     $      69.2
------------------------------------------------------------------------------------------------------
  Income (loss) before income taxes                14.2           5.6          (14.3)           (9.4)
  Income taxes                                      5.3           2.4           (5.6)           (2.0)
------------------------------------------------------------------------------------------------------
  Net income (loss)                         $       8.9   $       3.2    $      (8.7)    $      (7.4)
======================================================================================================


                                                  F-32

FINANCIAL STATEMENTS
Golden American Life Insurance Company
Separate Account B
YEAR ENDED DECEMBER 31, 2002
WITH REPORT OF INDEPENDENT AUDITORS

                     Golden American Life Insurance Company
                               Separate Account B

                              Financial Statements

                          Year ended December 31, 2002




                                    CONTENTS


Report of Independent Auditors.............................................1

Audited Financial Statements

Statement of Assets and Liabilities........................................4
Statement of Operations...................................................32
Statements of Changes in Net Assets.......................................60
Notes to Financial Statements.............................................88

                         Report of Independent Auditors

The Board of Directors and Participants
Golden American Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Golden American Life Insurance Company Separate Account B (the "Account") as of December 31, 2002, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

The GCG Trust:                                             The GCG Trust (continued):
   All Cap                                                    Internet Tollkeeper Advisor
   All Cap Advisor                                            Investors
   Asset Allocation Growth                                    Investors Advisor
   Capital Growth                                             J.P. Morgan Fleming Small Cap Equity
   Capital Growth Advisor                                     J.P. Morgan Fleming Small Cap Advisor
   Capital Guardian Small Cap                                 Janus Growth and Income
   Capital Guardian Small Cap Advisor                         Janus Growth and Income Advisor
   Core Bond                                                  Large Cap Value
   Core Bond Advisor                                          Large Cap Value Advisor
   Developing World                                           Limited Maturity Bond
   Developing World Advisor                                   Liquid Asset
   Diversified Mid-Cap                                        Liquid Asset Advisor
   Diversified Mid-Cap Advisor                                Managed Global
   Emerging Markets                                           Managed Global Advisor
   Equity Growth                                              Market Manager
   Equity Growth Advisor                                      Mid-Cap Growth
   Equity Income                                              Mid-Cap Growth Advisor
   Equity Income Advisor                                      Real Estate
   Equity Opportunity                                         Real Estate Advisor
   Equity Opportunity Advisor                                 Research
   Focus Value                                                Research Advisor
   Focus Value Advisor                                        Special Situations
   Fully Managed                                              Special Situations Advisor
   Fully Managed Advisor                                      Strategic Equity
   Fundamental Growth Focus                                   Strategic Equity Advisor
   Fundamental Growth Advisor                                 Total Return
   Global Franchise                                           Total Return Advisor
   Global Franchise Advisor                                   Value Equity
   Growth                                                     Value Equity Advisor
   Growth Advisor                                             Van Kampen Growth and Income
   Hard Assets                                                Van Kampen Growth and Income Advisor
   Hard Assets Advisor                                     AIM Variable Insurance Funds:
   International Enhanced EAFE                                AIM V.I. Dent Demographic Trends
   International Enhanced EAFE Advisor                        AIM V.I. Growth
   International Equity                                       AIM V.I. Capital Appreciation
   International Equity Advisor                               AIM V.I. Core Equity
   Internet Tollkeeper                                        AIM V.I. Premier Equity



Alliance Variable Products Series Fund, Inc.:               ING Variable Portfolios, Inc. (continued):
   Alliance Bernstein Value                                   ING VP Small Company
   Alliance Growth and Income                                 ING VP Value Opportunity
   Alliance Premier Growth                                  ING Variable Products Trust:
Fidelity(R) Variable Insurance Products Fund:                 ING VP Convertible
   Fidelity(R) VIP Growth                                     ING VP Growth Opportunities
   Fidelity(R) VIP Equity-Income                              ING VP International Value
   Fidelity(R) VIP Contrafund(R)                              ING VP Large Company Value
   Fidelity(R) VIP Overseas                                   ING VP LargeCap Growth
Franklin Templeton Variable Insurance Products Trust:         ING VP MagnaCap
   Franklin Small Cap Value Securities                        ING VP MidCap Opportunities
Greenwich Street Series Fund:                                 ING VP SmallCap Opportunities
   Greenwich Appreciation                                   INVESCO Variable Investment Funds, Inc.:
The Galaxy VIP Fund:                                          INVESCO VIF - Financial Services
   Galaxy VIP Asset Allocation                                INVESCO VIF - Health Sciences
   Galaxy VIP Equity                                          INVESCO VIF - Leisure
   Galaxy VIP Growth and Income                               INVESCO VIF - Utilities
   Galaxy VIP High Quality Bond                             Janus Aspen Series:
   Galaxy VIP Small Company Growth                            Janus Aspen Series Balanced
ING GET Fund:                                                 Janus Aspen Series Flexible Income
   ING GET Fund - Series N                                    Janus Aspen Series Growth
   ING GET Fund - Series P                                    Janus Aspen Series Worldwide Growth
   ING GET Fund - Series Q                                  Oppenheimer Variable Accounts Fund:
   ING GET Fund - Series R                                    Oppenheimer Global Securities
   ING GET Fund - Series S                                    Oppenheimer Strategic Bond
   ING GET Fund - Series T                                  PIMCO Variable Insurance Trust:
   ING GET Fund - Series U                                    PIMCO High Yield
ING Partners, Inc.:                                           PIMCO StocksPLUS Growth and Income
   ING Alger Growth                                         Pioneer Variable Contracts Trust:
   ING American Century Small Cap Value                       Pioneer Equity-Income VCT
   ING J.P. Morgan Mid Cap Value                              Pioneer Fund VCT
   ING MFS(R)Capital Opportunities (Initial Class)            Pioneer Mid-Cap Value VCT
   ING MFS(R)Capital Opportunities (Service Class)            Pioneer Small Company VCT
   ING MFS(R)Global Growth                                  ProFunds VP:
   ING OpCap Balanced Value                                   ProFund VP Bull
   ING PIMCO Total Return                                     ProFund VP Europe 30
   ING Salomon Bros. Capital                                  ProFund VP Small-Cap
   ING Salomon Bros. Investors Value                        Prudential Series Fund, Inc.:
   ING Scudder International Growth                           Prudential Jennison
   ING T. Rowe Price Growth Equity                            Prudential SP Jennison International Growth
   ING UBS Tactical Asset Allocation                        Putnam Variable Trust:
   ING Van Kampen Comstock                                    Putnam VT Growth and Income
ING Variable Insurance Trust:                                 Putnam VT International Growth and Income
   ING VP Worldwide Growth                                    Putnam VT Voyager II


ING VP Bond Portfolio:                                      Travelers Series Fund Inc.:
   ING VP Bond                                                Smith Barney High Income
ING Variable Portfolios, Inc.:                                Smith Barney International All Cap Growth
   ING VP Growth                                              Smith Barney Large Cap Value
   ING VP Index Plus LargeCap                                 Smith Barney Money Market
   ING VP Index Plus MidCap                                 UBS Series Trust:
   ING VP Index Plus SmallCap                                 UBS Tactical Allocation


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the Golden American Life Insurance Company Separate Account B at December 31, 2002, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.


/s/ ERNST & YOUNG LLP
Atlanta, Georgia
March 14, 2003

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                 GCG TRUST                  GCG TRUST    GCG TRUST
                                                   GCG TRUST       ASSET      GCG TRUST      CAPITAL      CAPITAL
                                      GCG TRUST     ALL CAP     ALLOCATION     CAPITAL       GROWTH       GUARDIAN
                                       ALL CAP      ADVISOR       GROWTH        GROWTH       ADVISOR     SMALL CAP
                                    ---------------------------------------------------------------------------------

ASSETS
    Investments in mutual funds at
      fair value                         $247,786         $176       $47,253     $246,763          $148     $341,173
                                    ---------------------------------------------------------------------------------
Total assets                              247,786          176        47,253      246,763           148      341,173

LIABILITIES
    Payable to Golden American
      Life Insurance Company                   46            -            12          (6)             -           27
                                    ---------------------------------------------------------------------------------
Total liabilities                              46            -            12          (6)             -           27
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $247,740         $176       $47,241     $246,769          $148     $341,146
                                    =================================================================================

NET ASSETS
   Accumulation units                    $247,740         $176       $47,241     $246,769          $148     $341,115
   Contracts in payout
     (annuitization) period                     -            -             -            -             -           31
                                    ---------------------------------------------------------------------------------
Total net assets                         $247,740         $176       $47,241     $246,769          $148     $341,146
                                    =================================================================================

Total number of mutual fund shares     28,947,007       20,551     6,446,580   27,663,981        16,548   43,516,942
                                    =================================================================================

Cost of mutual fund shares               $326,290         $177       $55,931     $245,271          $154     $365,212
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                      GCG TRUST
                                       CAPITAL
                                      GUARDIAN                   GCG TRUST    GCG TRUST     GCG TRUST    GCG TRUST
                                      SMALL CAP    GCG TRUST     CORE BOND    DEVELOPING   DEVELOPING    DIVERSIFIED
                                       ADVISOR     CORE BOND      ADVISOR       WORLD     WORLD ADVISOR    MID-CAP
                                    ---------------------------------------------------------------------------------

ASSETS
    Investments in mutual funds at
      fair value                             $321     $425,187          $992      $60,010           $79      $91,178
                                    ---------------------------------------------------------------------------------
Total assets                                  321      425,187           992       60,010            79       91,178

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -           62             -           10             -           19
                                    ---------------------------------------------------------------------------------
Total liabilities                               -           62             -           10             -           19
                                    ---------------------------------------------------------------------------------

NET ASSETS                                   $321     $425,125          $992      $60,000           $79      $91,159
                                    =================================================================================

NET ASSETS
    Accumulation units                       $321     $425,125          $992      $59,922           $79      $91,159
    Contracts in payout
      (annuitization) period                    -            -             -           78             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                             $321     $425,125          $992      $60,000           $79      $91,159
                                    =================================================================================

Total number of mutual fund shares         40,778   40,927,570        95,384    9,463,043        12,488   12,304,724
                                    =================================================================================

Cost of mutual fund shares                   $320     $413,399          $995      $66,565           $81     $107,329
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                      GCG TRUST                  GCG TRUST                 GCG TRUST
                                     DIVERSIFIED   GCG TRUST      EQUITY      GCG TRUST      EQUITY      GCG TRUST
                                       MID-CAP       EQUITY       GROWTH        EQUITY       INCOME        EQUITY
                                       ADVISOR       GROWTH       ADVISOR       INCOME       ADVISOR    OPPORTUNITY
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                             $220       $4,363          $458     $409,709          $640     $280,956
                                    ---------------------------------------------------------------------------------
Total assets                                  220        4,363           458      409,709           640      280,956

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            1             -           39             -            2
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            1             -           39             -            2
                                    ---------------------------------------------------------------------------------

NET ASSETS                                   $220       $4,362          $458     $409,670          $640     $280,954
                                    =================================================================================

NET ASSETS
    Accumulation units                       $220       $4,362          $458     $409,087          $640     $280,954
    Contracts in payout
      (annuitization) period                    -            -             -          583             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                             $220       $4,362          $458     $409,670          $640     $280,954
                                    =================================================================================

Total number of mutual fund shares         29,088      553,027        58,036   42,151,267        65,893   28,011,556
                                    =================================================================================

Cost of mutual fund shares                   $224       $4,533          $480     $478,993          $660     $375,266
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                      GCG TRUST                                             GCG TRUST    GCG TRUST
                                       EQUITY                    GCG TRUST    GCG TRUST       FULLY     FUNDAMENTAL
                                     OPPORTUNITY   GCG TRUST    FOCUS VALUE     FULLY        MANAGED       GROWTH
                                       ADVISOR    FOCUS VALUE     ADVISOR      MANAGED       ADVISOR       FOCUS
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $34       $5,932           $48     $935,237          $894       $2,742
                                    ---------------------------------------------------------------------------------
Total assets                                   34        5,932            48      935,237           894        2,742

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            1             -          158             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            1             -          158             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $34       $5,931           $48     $935,079          $894       $2,742
                                    =================================================================================

NET ASSETS
    Accumulation units                        $34       $5,931           $48     $934,553          $894       $2,742
    Contracts in payout
      (annuitization) period                    -            -             -          526             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $34       $5,931           $48     $935,079          $894       $2,742
                                    =================================================================================

Total number of mutual fund shares          3,356      702,000         5,700   54,596,475        52,102      340,663
                                    =================================================================================

Cost of mutual fund shares                    $34       $6,022           $50     $951,332          $913       $2,856
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                      GCG TRUST                  GCG TRUST
                                     FUNDAMENTAL   GCG TRUST      GLOBAL                   GCG TRUST
                                       GROWTH        GLOBAL      FRANCHISE     GCG TRUST     GROWTH      GCG TRUST
                                       ADVISOR     FRANCHISE      ADVISOR       GROWTH       ADVISOR    HARD ASSETS
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                             $108      $14,672          $708     $559,968           $92      $67,762
                                    ---------------------------------------------------------------------------------
Total assets                                  108       14,672           708      559,968            92       67,762

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            2             -         (73)             -            9
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            2             -         (73)             -            9
                                    ---------------------------------------------------------------------------------

NET ASSETS                                   $108      $14,670          $708     $560,041           $92      $67,753
                                    =================================================================================

NET ASSETS
    Accumulation units                       $108      $14,670          $708     $560,041           $92      $67,731
    Contracts in payout
      (annuitization) period                    -            -             -            -             -           22
                                    ---------------------------------------------------------------------------------
Total net assets                             $108      $14,670          $708     $560,041           $92      $67,753
                                    =================================================================================

Total number of mutual fund shares         13,419    1,643,031        78,863   57,609,909         9,474    6,907,479
                                    =================================================================================

Cost of mutual fund shares                   $113      $14,881          $702     $588,641           $97      $72,704
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                   GCG TRUST     GCG TRUST                  GCG TRUST
                                      GCG TRUST  INTERNATIONAL INTERNATIONAL   GCG TRUST  INTERNATIONAL  GCG TRUST
                                     HARD ASSETS    ENHANCED     ENHANCED    INTERNATIONAL   EQUITY       INTERNET
                                       ADVISOR        EAFE     EAFE ADVISOR     EQUITY       ADVISOR     TOLLKEEPER
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $97       $4,990          $165     $120,479          $254      $12,805
                                    ---------------------------------------------------------------------------------
Total assets                                   97        4,990           165      120,479           254       12,805

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            2             -            3
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            2             -            3
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $97       $4,990          $165     $120,477          $254      $12,802
                                    =================================================================================

NET ASSETS
    Accumulation units                        $97       $4,990          $165     $120,477          $254      $12,802
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $97       $4,990          $165     $120,477          $254      $12,802
                                    =================================================================================

Total number of mutual fund shares          9,842      602,666        19,839   17,486,179        36,824    2,690,088
                                    =================================================================================

Cost of mutual fund shares                    $95       $4,961          $166     $117,316          $254      $12,773
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                                              GCG TRUST  GCG TRUST J.P.
                                     GCG TRUST                               J.P. MORGAN     MORGAN      GCG TRUST
                                      INTERNET                   GCG TRUST     FLEMING       FLEMING       JANUS
                                     TOLLKEEPER    GCG TRUST     INVESTORS    SMALL CAP     SMALL CAP    GROWTH AND
                                       ADVISOR     INVESTORS      ADVISOR       EQUITY       ADVISOR       INCOME
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $53      $92,152          $297       $9,491          $511     $130,375
                                    ---------------------------------------------------------------------------------
Total assets                                   53       92,152           297        9,491           511      130,375

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -           16             -            1             -           30
                                    ---------------------------------------------------------------------------------
Total liabilities                               -           16             -            1             -           30
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $53      $92,136          $297       $9,490          $511     $130,345
                                    =================================================================================

NET ASSETS
    Accumulation units                        $53      $92,136          $297       $9,490          $511     $130,345
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $53      $92,136          $297       $9,490          $511     $130,345
                                    =================================================================================

Total number of mutual fund shares         11,189   11,490,287        37,008    1,198,388        64,524   18,107,685
                                    =================================================================================

Cost of mutual fund shares                    $57     $119,320          $297       $9,902          $520     $156,213
                                    =================================================================================

SEE ACCOMPANYING NOTES.




                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                      GCG TRUST                               GCG TRUST                  GCG TRUST
                                    JANUS GROWTH   GCG TRUST    GCG TRUST      LIMITED                     LIQUID
                                     AND INCOME    LARGE CAP     LARGE CAP     MATURITY    GCG TRUST       ASSET
                                       ADVISOR       VALUE     VALUE ADVISOR     BOND     LIQUID ASSET    ADVISOR
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                             $587     $295,742          $333     $559,019    $1,023,271       $1,800
                                    ---------------------------------------------------------------------------------
Total assets                                  587      295,742           333      559,019     1,023,271        1,800

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -           54             -           78            92            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -           54             -           78            92            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                   $587     $295,688          $333     $558,941    $1,023,179       $1,800
                                    =================================================================================

NET ASSETS
    Accumulation units                       $587     $295,688          $333     $558,749    $1,023,108       $1,800
    Contracts in payout
      (annuitization) period                    -            -             -          192            71            -
                                    ---------------------------------------------------------------------------------
Total net assets                             $587     $295,688          $333     $558,941    $1,023,179       $1,800
                                    =================================================================================

Total number of mutual fund shares         81,270   38,209,569        42,967   48,864,682 1,023,271,242    1,799,891
                                    =================================================================================

Cost of mutual fund shares                   $602     $364,544          $347     $550,029    $1,023,271       $1,800
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                   GCG TRUST                  GCG TRUST
                                      GCG TRUST      MANAGED     GCG TRUST     MID-CAP                   GCG TRUST
                                       MANAGED       GLOBAL       MID-CAP       GROWTH      GCG TRUST   REAL ESTATE
                                       GLOBAL       ADVISOR       GROWTH       ADVISOR     REAL ESTATE    ADVISOR
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                         $223,101          $50      $435,524         $549      $187,637         $276
                                    ---------------------------------------------------------------------------------
Total assets                              223,101           50       435,524          549       187,637          276

LIABILITIES
    Payable to Golden American
      Life Insurance Company                   17            -          (57)            -            30            -
                                    ---------------------------------------------------------------------------------
Total liabilities                              17            -          (57)            -            30            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $223,084          $50      $435,581         $549      $187,607         $276
                                    =================================================================================

NET ASSETS
    Accumulation units                   $222,985          $50      $435,520         $549      $187,529         $276
    Contracts in payout
      (annuitization) period                   99            -            61            -            78            -
                                    ---------------------------------------------------------------------------------
Total net assets                         $223,084          $50      $435,581         $549      $187,607         $276
                                    =================================================================================

Total number of mutual fund shares     26,911,933        5,981    59,989,440       75,620    12,534,302       18,400
                                    =================================================================================

Cost of mutual fund shares               $265,330          $51      $536,584         $558      $203,069         $278
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                                              GCG TRUST                  GCG TRUST
                                                    GCG TRUST    GCG TRUST     SPECIAL      GCG TRUST    STRATEGIC
                                      GCG TRUST     RESEARCH      SPECIAL     SITUATIONS    STRATEGIC      EQUITY
                                      RESEARCH      ADVISOR     SITUATIONS     ADVISOR       EQUITY       ADVISOR
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                         $421,026         $326       $21,800          $56      $139,837          $78
                                    ---------------------------------------------------------------------------------
Total assets                              421,026          326        21,800           56       139,837           78

LIABILITIES
    Payable to Golden American
      Life Insurance Company                  (9)            -             6            -          (15)            -
                                    ---------------------------------------------------------------------------------
Total liabilities                             (9)            -             6            -          (15)            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $421,035         $326       $21,794          $56      $139,852          $78
                                    =================================================================================

NET ASSETS
    Accumulation units                   $421,035         $326       $21,794          $56      $139,689          $78
    Contracts in payout
      (annuitization) period                    -            -             -            -           163            -
                                    ---------------------------------------------------------------------------------
Total net assets                         $421,035         $326       $21,794          $56      $139,852          $78
                                    =================================================================================

Total number of mutual fund shares     35,202,892       27,238     3,488,059        8,892    15,554,763        8,627
                                    =================================================================================

Cost of mutual fund shares               $624,498         $329       $29,152          $56      $139,701          $79
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                                                                         GCG TRUST
                                                   GCG TRUST                  GCG TRUST    GCG TRUST     VAN KAMPEN
                                                     TOTAL        GCG TRUST     VALUE      VAN KAMPEN    GROWTH AND
                                      GCG TRUST     RETURN         VALUE       EQUITY      GROWTH AND      INCOME
                                    TOTAL RETURN    ADVISOR        EQUITY      ADVISOR       INCOME        ADVISOR
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                         $853,368         $955      $173,253         $107      $554,615         $990
                                    ---------------------------------------------------------------------------------
Total assets                              853,368          955       173,253          107       554,615          990

LIABILITIES
    Payable to Golden American
      Life Insurance Company                  102            -            14            -             7            -
                                    ---------------------------------------------------------------------------------
Total liabilities                             102            -            14            -             7            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $853,266         $955      $173,239         $107      $554,608         $990
                                    =================================================================================

NET ASSETS
    Accumulation units                   $853,266         $955      $173,226         $107      $554,483         $990
    Contracts in payout
      (annuitization) period                    -            -            13            -           125            -
                                    ---------------------------------------------------------------------------------
Total net assets                         $853,266         $955      $173,239         $107      $554,608         $990
                                    =================================================================================

Total number of mutual fund shares     57,621,059       64,473    13,535,386        8,350    32,188,897       57,364
                                    =================================================================================

Cost of mutual fund shares               $940,003         $984      $206,816         $110      $733,160       $1,001
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                       AIM V.I.
                                        DENT                     AIM V.I.                   AIM V.I.     ALLIANCE
                                     DEMOGRAPHIC    AIM V.I.      CAPITAL     AIM V.I.      PREMIER      BERNSTEIN
                                       TRENDS        GROWTH    APPRECIATION  CORE EQUITY     EQUITY        VALUE
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                          $11,338         $848           $27          $41           $80       $2,709
                                    ---------------------------------------------------------------------------------
Total assets                               11,338          848            27           41            80        2,709

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    3            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               3            -             -            -             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                $11,335         $848           $27          $41           $80       $2,709
                                    =================================================================================

NET ASSETS
    Accumulation units                    $11,335         $848           $27          $41           $80       $2,709
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                          $11,335         $848           $27          $41           $80       $2,709
                                    =================================================================================

Total number of mutual fund shares      2,999,480       75,286         1,672        2,417         4,947      309,651
                                    =================================================================================

Cost of mutual fund shares                $13,467         $932           $34          $44           $87       $2,932
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                      ALLIANCE      ALLIANCE                  FIDELITY(R)   FIDELITY(R)  FIDELITY(R)
                                     GROWTH AND     PREMIER     FIDELITY(R)      VIP           VIP          VIP
                                       INCOME        GROWTH     VIP GROWTH   EQUITY-INCOME CONTRAFUND(R)  OVERSEAS
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                           $4,731       $2,094       $23,216      $23,855        $4,439           $9
                                    ---------------------------------------------------------------------------------
Total assets                                4,731        2,094        23,216       23,855         4,439            9

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    1            -             4            4             1            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               1            -             4            4             1            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                 $4,730       $2,094       $23,212      $23,851        $4,438           $9
                                    =================================================================================

NET ASSETS
    Accumulation units                     $4,730       $2,094       $23,212      $23,851        $4,438           $9
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                           $4,730       $2,094       $23,212      $23,851        $4,438           $9
                                    =================================================================================

Total number of mutual fund shares        286,931      121,132     1,000,254    1,325,264       247,315          848
                                    =================================================================================

Cost of mutual fund shares                 $5,706       $2,199       $24,417      $23,730        $4,720           $9
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                      FRANKLIN                                                           GALAXY VIP
                                      SMALL CAP                  GALAXY VIP                 GALAXY VIP      HIGH
                                        VALUE      GREENWICH      ASSET        GALAXY VIP   GROWTH AND     QUALITY
                                     SECURITIES   APPRECIATION  ALLOCATION      EQUITY       INCOME         BOND
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $17         $589          $631         $487          $122         $130
                                    ---------------------------------------------------------------------------------
Total assets                                   17          589           631          487           122          130

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $17         $589          $631         $487          $122         $130
                                    =================================================================================

NET ASSETS
    Accumulation units                        $17         $589          $631         $487          $122         $130
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $17         $589          $631         $487          $122         $130
                                    =================================================================================

Total number of mutual fund shares          1,814       33,520        52,433       43,112        15,339       11,785
                                    =================================================================================

Cost of mutual fund shares                    $20         $704          $875         $907          $171         $124
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                     GALAXY VIP
                                        SMALL       ING GET      ING GET      ING GET      ING GET      ING GET
                                       COMPANY       FUND -       FUND -       FUND -       FUND -       FUND -
                                       GROWTH       SERIES N     SERIES P     SERIES Q     SERIES R     SERIES S
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $57      $28,663      $142,429     $169,061      $170,561     $219,297
                                    ---------------------------------------------------------------------------------
Total assets                                   57       28,663       142,429      169,061       170,561      219,297

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            2       (1,417)           32            35           27
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            2       (1,417)           32            35           27
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $57      $28,661      $143,846     $169,029      $170,526     $219,270
                                    =================================================================================

NET ASSETS
    Accumulation units                        $57      $28,661      $143,846     $169,029      $170,526     $219,270
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $57      $28,661      $143,846     $169,029      $170,526     $219,270
                                    =================================================================================

Total number of mutual fund shares          7,252    2,832,289    13,991,036   16,838,766    16,887,183   21,777,267
                                    =================================================================================

Cost of mutual fund shares                    $90      $28,540      $140,492     $168,845      $169,204     $218,284
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                                 ING                     ING MFS(R)
                                                                               AMERICAN                   CAPITAL
                                       ING GET       ING GET                   CENTURY      ING J.P.   OPPORTUNITIES
                                        FUND -       FUND -      ING ALGER    SMALL CAP    MORGAN MID     (INITIAL
                                       SERIES T     SERIES U      GROWTH        VALUE      CAP VALUE      CLASS)
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                         $237,964       $1,048           $39           $2          $301       $1,280
                                    ---------------------------------------------------------------------------------
Total assets                              237,964        1,048            39            2           301        1,280

LIABILITIES
    Payable to Golden American
      Life Insurance Company                   16            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                              16            -             -            -             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $237,948       $1,048           $39           $2          $301       $1,280
                                    =================================================================================

NET ASSETS
    Accumulation units                   $237,948       $1,048           $39           $2          $301       $1,280
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                         $237,948       $1,048           $39           $2          $301       $1,280
                                    =================================================================================

Total number of mutual fund shares     23,514,212      104,710         5,928          214        32,577       67,567
                                    =================================================================================

Cost of mutual fund shares               $235,664       $1,047           $43           $2          $293       $1,561
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                      ING MFS(R)
                                       CAPITAL                                                             ING SALOMON
                                    OPPORTUNITIES   ING MFS(R)     ING OPCAP     ING PIMCO    ING SALOMON     BROS.
                                      (SERVICE       GLOBAL         BALANCED       TOTAL         BROS.      INVESTORS
                                       CLASS)        GROWTH         VALUE          RETURN       CAPITAL        VALUE
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $72          $75          $126         $593            $9           $4
                                    ---------------------------------------------------------------------------------
Total assets                                   72           75           126          593             9            4

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $72          $75          $126         $593            $9           $4
                                    =================================================================================

NET ASSETS
    Accumulation units                        $72          $75          $126         $593            $9           $4
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $72          $75          $126         $593            $9           $4
                                    =================================================================================

Total number of mutual fund shares          3,834        8,956        13,107       56,245           762          373
                                    =================================================================================

Cost of mutual fund shares                    $85          $75          $131         $599            $9           $4
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                   ING T. ROWE    ING UBS
                                     ING SCUDDER      PRICE       TACTICAL      ING VAN       ING VP
                                    INTERNATIONAL    GROWTH        ASSET        KAMPEN      WORLDWIDE       ING VP
                                       GROWTH        EQUITY     ALLOCATION     COMSTOCK      GROWTH          BOND
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                               $7         $144            $2       $1,737       $27,365      $49,597
                                    ---------------------------------------------------------------------------------
Total assets                                    7          144             2        1,737        27,365       49,597

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            -             7            7
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            -             7            7
                                    ---------------------------------------------------------------------------------

NET ASSETS                                     $7         $144            $2       $1,737       $27,358      $49,590
                                    =================================================================================

NET ASSETS
    Accumulation units                         $7         $144            $2       $1,737       $27,358      $49,590
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                               $7         $144            $2       $1,737       $27,358      $49,590
                                    =================================================================================

Total number of mutual fund shares            918        4,150            94      208,228     5,077,001    3,665,695
                                    =================================================================================

Cost of mutual fund shares                     $8         $162            $2       $1,730       $32,839      $49,791
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                     ING VP        ING VP        ING VP                    ING VP
                                       ING VP      INDEX PLUS      INDEX       INDEX PLUS  ING VP SMALL     VALUE
                                       GROWTH       LARGECAP     PLUS MIDCAP    SMALLCAP      COMPANY    OPPORTUNITY
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $46       $4,590        $5,910       $4,006          $156       $1,086
                                    ---------------------------------------------------------------------------------
Total assets                                   46        4,590         5,910        4,006           156        1,086

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            1             1            1             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            1             1            1             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $46       $4,589        $5,909       $4,005          $156       $1,086
                                    =================================================================================

NET ASSETS
    Accumulation units                        $46       $4,589        $5,909       $4,005          $156       $1,086
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $46       $4,589        $5,909       $4,005          $156       $1,086
                                    =================================================================================

Total number of mutual fund shares          6,680      423,812       499,540      403,834        13,756      111,346
                                    =================================================================================

Cost of mutual fund shares                    $50       $4,673        $6,054       $4,041          $209       $1,335
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                                  ING VP
                                                     ING VP          ING VP        LARGE        ING VP
                                       ING VP        GROWTH       INTERNATIONAL   COMPANY      LARGECAP       ING VP
                                     CONVERTIBLE   OPPORTUNITIES      VALUE        VALUE        GROWTH       MAGNACAP
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                           $1,034       $9,921           $42         $958        $1,006      $12,340
                                    ---------------------------------------------------------------------------------
Total assets                                1,034        9,921            42          958         1,006       12,340

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            3             -            -             -            2
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            3             -            -             -            2
                                    ---------------------------------------------------------------------------------

NET ASSETS                                 $1,034       $9,918           $42         $958        $1,006      $12,338
                                    =================================================================================

NET ASSETS
    Accumulation units                     $1,034       $9,918           $42         $958        $1,006      $12,338
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                           $1,034       $9,918           $42         $958        $1,006      $12,338
                                    =================================================================================

Total number of mutual fund shares        109,462    2,638,582         4,816      120,960       160,390    1,801,417
                                    =================================================================================

Cost of mutual fund shares                 $1,086      $12,343           $52       $1,116        $1,054      $14,542
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                       ING VP        ING VP     INVESCO VIF  INVESCO VIF
                                       MIDCAP       SMALLCAP    - FINANCIAL    - HEALTH    INVESCO VIF  INVESCO VIF
                                    OPPORTUNITIES OPPORTUNITIES  SERVICES      SCIENCES     - LEISURE   - UTILITIES
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                              $12      $30,125       $22,946      $30,564        $6,098       $7,784
                                    ---------------------------------------------------------------------------------
Total assets                                   12       30,125        22,946       30,564         6,098        7,784

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            7             5            6             1            1
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            7             5            6             1            1
                                    ---------------------------------------------------------------------------------

NET ASSETS                                    $12      $30,118       $22,941      $30,558        $6,097       $7,783
                                    =================================================================================

NET ASSETS
    Accumulation units                        $12      $30,118       $22,941      $30,558        $6,097       $7,783
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                              $12      $30,118       $22,941      $30,558        $6,097       $7,783
                                    =================================================================================

Total number of mutual fund shares          2,752    2,840,607     2,185,295    2,222,861       715,754      697,486
                                    =================================================================================

Cost of mutual fund shares                    $16      $42,110       $23,502      $32,262        $6,082       $7,988
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                   JANUS ASPEN               JANUS ASPEN
                                     JANUS ASPEN     SERIES     JANUS ASPEN    SERIES     OPPENHEIMER   OPPENHEIMER
                                       SERIES       FLEXIBLE      SERIES      WORLDWIDE      GLOBAL      STRATEGIC
                                      BALANCED       INCOME       GROWTH        GROWTH     SECURITIES       BOND
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                             $496         $283          $192       $3,535          $205          $16
                                    ---------------------------------------------------------------------------------
Total assets                                  496          283           192        3,535           205           16

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            1             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            1             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                   $496         $283          $192       $3,534          $205          $16
                                    =================================================================================

NET ASSETS
    Accumulation units                       $496         $283          $192       $3,534          $205          $16
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                             $496         $283          $192       $3,534          $205          $16
                                    =================================================================================

Total number of mutual fund shares         23,270       22,071        13,244      168,746        11,665        3,487
                                    =================================================================================

Cost of mutual fund shares                   $525         $273          $224       $3,639          $244          $16
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                     PIMCO
                                        PIMCO      STOCKSPLUS     PIONEER                    PIONEER      PIONEER
                                        HIGH       GROWTH AND  EQUITY-INCOME   PIONEER       MID-CAP       SMALL
                                        YIELD        INCOME         VCT        FUND VCT     VALUE VCT   COMPANY VCT
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                         $305,275     $181,641          $179      $20,067       $53,073       $3,418
                                    ---------------------------------------------------------------------------------
Total assets                              305,275      181,641           179       20,067        53,073        3,418

LIABILITIES
    Payable to Golden American
      Life Insurance Company                   38            4             -            3            11            1
                                    ---------------------------------------------------------------------------------
Total liabilities                              38            4             -            3            11            1
                                    ---------------------------------------------------------------------------------

NET ASSETS                               $305,237     $181,637          $179      $20,064       $53,062       $3,417
                                    =================================================================================

NET ASSETS
    Accumulation units                   $305,237     $181,637          $179      $20,064       $53,062       $3,417
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                         $305,237     $181,637          $179      $20,064       $53,062       $3,417
                                    =================================================================================

Total number of mutual fund shares     42,576,723   25,044,953        11,764    1,315,882     3,571,539      376,869
                                    =================================================================================

Cost of mutual fund shares               $319,995     $240,989          $199      $21,406       $59,944       $3,947
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                                            PRUDENTIAL
                                                                                           SP JENNISON    PUTNAM VT
                                     PROFUND VP    PROFUND VP   PROFUND VP    PRUDENTIAL   INTERNATIONAL  GROWTH AND
                                        BULL       EUROPE 30     SMALL-CAP     JENNISON       GROWTH        INCOME
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                          $31,273      $15,629       $38,620      $37,756       $15,344       $1,662
                                    ---------------------------------------------------------------------------------
Total assets                               31,273       15,629        38,620       37,756        15,344        1,662

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    8            2             8            8             3            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               8            2             8            8             3            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                $31,265      $15,627       $38,612      $37,748       $15,341       $1,662
                                    =================================================================================

NET ASSETS
    Accumulation units                    $31,265      $15,627       $38,612      $37,748       $15,341       $1,662
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                          $31,265      $15,627       $38,612      $37,748       $15,341       $1,662
                                    =================================================================================

Total number of mutual fund shares      1,527,025      867,774     1,743,448    2,972,899     3,661,627       89,142
                                    =================================================================================

Cost of mutual fund shares                $32,082      $15,970       $40,061      $39,753       $15,921       $1,902
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)

                                                                                SMITH
                                      PUTNAM VT                                BARNEY                       SMITH
                                    INTERNATIONAL                            INTERNATIONAL SMITH BARNEY     BARNEY
                                     GROWTH AND     PUTNAM VT   SMITH BARNEY   ALL CAP       LARGE CAP      MONEY
                                       INCOME      VOYAGER II   HIGH INCOME     GROWTH         VALUE        MARKET
                                    ---------------------------------------------------------------------------------
ASSETS
    Investments in mutual funds at
      fair value                           $2,981       $1,645          $319         $201          $371         $143
                                    ---------------------------------------------------------------------------------
Total assets                                2,981        1,645           319          201           371          143

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total liabilities                               -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------

NET ASSETS                                 $2,981       $1,645          $319         $201          $371         $143
                                    =================================================================================

NET ASSETS
    Accumulation units                     $2,981       $1,645          $319         $201          $371         $143
    Contracts in payout
      (annuitization) period                    -            -             -            -             -            -
                                    ---------------------------------------------------------------------------------
Total net assets                           $2,981       $1,645          $319         $201          $371         $143
                                    =================================================================================

Total number of mutual fund shares        357,012      470,066        50,922       22,831        28,077      142,697
                                    =================================================================================

Cost of mutual fund shares                 $3,378       $2,030          $533         $365          $563         $143
                                    =================================================================================

SEE ACCOMPANYING NOTES.

                    Golden American Life Insurance Company
                               Separate Account B

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                    UBS TACTICAL
                                     ALLOCATION
                                    --------------
ASSETS
    Investments in mutual funds at
      fair value                           $1,548
                                    --------------
Total assets                                1,548

LIABILITIES
    Payable to Golden American
      Life Insurance Company                    -
                                    --------------
Total liabilities                               -
                                    --------------

NET ASSETS                                 $1,548
                                    ==============

NET ASSETS
    Accumulation units                     $1,548
    Contracts in payout
      (annuitization) period                    -
                                    --------------
Total net assets                           $1,548
                                    ==============

Total number of mutual fund shares        159,134
                                    ==============

Cost of mutual fund shares                 $1,802
                                    ==============

SEE ACCOMPANYING NOTES.

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                                       28

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                                       29

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                                       30

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                                       31

                     Golden American Life Insurance Company
                               Separate Account B

                             Statement of Operations

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                            GCG TRUST                  GCG TRUST    GCG TRUST
                                                               GCG TRUST      ASSET      GCG TRUST      CAPITAL      CAPITAL
                                                  GCG TRUST     ALL CAP     ALLOCATION    CAPITAL       GROWTH       GUARDIAN
                                                   ALL CAP      ADVISOR       GROWTH       GROWTH       ADVISOR     SMALL CAP
                                                 -------------------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $632         $-           $602           $-         $-            $523
                                                 -------------------------------------------------------------------------------
Total investment income                                  632          -            602            -          -             523

Expenses:
   Mortality and expense risk and other charges        4,742          -            929        4,657          -           6,716
     Annual administrative charges                       161          -             32          159          -             248
     Minimum death benefit guarantee charges               -          -              -            -          -               -
     Contingent deferred sales charges                   286          -             32          520          -             523
     Other contract charges                              481          -            120          154          -             368
     Amortization of deferred charges related
      to:
        Deferred sales load                                -          -              -            1          -               3
        Premium taxes                                      -          -              -            -          -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                         5,670          -          1,113        5,491          -           7,858
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                          (5,038)         -           (511)      (5,491)         -          (7,335)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments              (14,269)         -         (2,018)    (211,562)         -         (87,705)
Capital gains distributions                                2          -              -            -          -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                       (14,267)         -         (2,018)    (211,562)         -         (87,705)

Net unrealized appreciation (depreciation) of
   investments                                       (74,887)        (1)        (8,019)      97,211         (6)        (39,390)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                  $(94,192)       $(1)      $(10,548)   $(119,842)       $(6)      $(134,430)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                  GCG TRUST
                                                   CAPITAL
                                                   GUARDIAN                 GCG TRUST    GCG TRUST     GCG TRUST    GCG TRUST
                                                  SMALL CAP    GCG TRUST    CORE BOND    DEVELOPING   DEVELOPING   DIVERSIFIED
                                                   ADVISOR     CORE BOND     ADVISOR       WORLD     WORLD ADVISOR   MID-CAP
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-         $9,185        $16             $-         $-            $228
                                                 -------------------------------------------------------------------------------
Total investment income                                  -          9,185         16              -          -             228

Expenses:
   Mortality and expense risk and other charges          -          4,101          1          1,144          -           1,361
     Annual administrative charges                       -            124          -             50          -              43
     Minimum death benefit guarantee charges             -              -          -              -          -               -
     Contingent deferred sales charges                   -            185          -             93          -              62
     Other contract charges                              -            376          -             68          -             167
     Amortization of deferred charges related
      to:
        Deferred sales load                              -              1          -              1          -               -
        Premium taxes                                    -              -          -              -          -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -          4,787          1          1,356          -           1,633
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          4,398         15         (1,356)         -          (1,405)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -          1,692          -          1,932          -          (1,645)
Capital gains distributions                              -            545          1              -          -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -          2,237          1          1,932          -          (1,645)

Net unrealized appreciation (depreciation) of
   investments                                           1         10,717         (3)        (8,556)        (2)        (16,949)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                      $1        $17,352        $13        $(7,980)       $(2)       $(19,999)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                  GCG TRUST                 GCG TRUST                  GCG TRUST
                                                 DIVERSIFIED   GCG TRUST     EQUITY      GCG TRUST      EQUITY      GCG TRUST
                                                   MID-CAP       EQUITY      GROWTH        EQUITY       INCOME       EQUITY
                                                   ADVISOR       GROWTH      ADVISOR       INCOME       ADVISOR    OPPORTUNITY
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $3           $-         $5,698         $7            $437
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            3            -          5,698          7             437

Expenses:
   Mortality and expense risk and other charges          -           19            1          6,536          1           5,459
     Annual administrative charges                       -            1            -            217          -             191
     Minimum death benefit guarantee charges             -            -            -              3          -               -
     Contingent deferred sales charges                   -            -            -            413          -             459
     Other contract charges                              -            2            -            399          -             287
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -             18          -              12
        Premium taxes                                    -            -            -              -          -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           22            1          7,586          1           6,408
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          (19)          (1)        (1,888)         6          (5,971)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -          (88)           -        (15,791)         -        (150,767)
Capital gains distributions                              -            -            -          1,935          3               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -          (88)           -        (13,856)         3        (150,767)

Net unrealized appreciation (depreciation) of
   investments                                          (4)        (170)         (22)       (56,537)       (20)         21,921
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(4)       $(277)        $(23)      $(72,281)      $(11)      $(134,817)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                  GCG TRUST                                            GCG TRUST    GCG TRUST
                                                    EQUITY     GCG TRUST    GCG TRUST    GCG TRUST       FULLY     FUNDAMENTAL
                                                 OPPORTUNITY     FOCUS     FOCUS VALUE     FULLY        MANAGED       GROWTH
                                                   ADVISOR       VALUE       ADVISOR      MANAGED       ADVISOR       FOCUS
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $-           $-        $14,219          $10            $-
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            -            -         14,219           10             -

Expenses:
   Mortality and expense risk and other charges          -           33            -         13,275            1            11
     Annual administrative charges                       -            1            -            486            -             -
     Minimum death benefit guarantee charges             -            -            -              1            -             -
     Contingent deferred sales charges                   -            1            -            905            -             -
     Other contract charges                              -            4            -            881            -             1
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -             15            -             -
        Premium taxes                                    -            -            -              1            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           39            -         15,564            1            12
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          (39)           -         (1,345)           9           (12)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (201)           -          3,703            1           (17)
Capital gains distributions                              -            -            -         10,018            8             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (201)           -         13,721            9           (17)

Net unrealized appreciation (depreciation) of
   investments                                           -          (90)          (2)       (34,916)         (20)         (114)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                      $-        $(330)         $(2)      $(22,540)         $(2)        $(143)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                  GCG TRUST                 GCG TRUST
                                                 FUNDAMENTAL   GCG TRUST     GLOBAL                    GCG TRUST
                                                    GROWTH      GLOBAL      FRANCHISE    GCG TRUST      GROWTH      GCG TRUST
                                                   ADVISOR     FRANCHISE     ADVISOR       GROWTH       ADVISOR    HARD ASSETS
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $-           $-             $-         $-            $386
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            -            -              -          -             386

Expenses:
   Mortality and expense risk and other charges          -           70            1         11,796          -             912
     Annual administrative charges                       -            3            -            421          -              33
     Minimum death benefit guarantee charges             -            -            -              -          -               1
     Contingent deferred sales charges                   -            2            -          1,183          -              39
     Other contract charges                              -            9            -            545          -              42
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -              5          -               1
        Premium taxes                                    -            -            -              -          -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           84            1         13,950          -           1,028
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          (84)          (1)       (13,950)         -            (642)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (154)           -       (524,085)         -          (2,333)
Capital gains distributions                              -            -            -              -          -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (154)           -       (524,085)         -          (2,333)

Net unrealized appreciation (depreciation) of
   investments                                          (5)        (208)           6        244,425         (5)         (1,937)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(5)       $(446)          $5      $(293,610)       $(5)        $(4,912)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                               GCG TRUST    GCG TRUST                  GCG TRUST
                                                  GCG TRUST  INTERNATIONAL INTERNATIONAL  GCG TRUST  INTERNATIONAL   GCG TRUST
                                                 HARD ASSETS    ENHANCED     ENHANCED   INTERNATIONAL   EQUITY       INTERNET
                                                   ADVISOR        EAFE     EAFE ADVISOR    EQUITY       ADVISOR     TOLLKEEPER
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-          $13           $-         $1,039         $2              $-
                                                 -------------------------------------------------------------------------------
Total investment income                                  -           13            -          1,039          2               -

Expenses:
   Mortality and expense risk and other charges          -           31            -          2,195          1             142
     Annual administrative charges                       -            1            -             68          -               5
     Minimum death benefit guarantee charges             -            -            -              -          -               -
     Contingent deferred sales charges                   -            -            -            205          -               3
     Other contract charges                              -            5            -             81          -              19
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -              -          -               -
        Premium taxes                                    -            -            -              -          -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           37            -          2,549          1             169
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          (24)           -         (1,510)         1            (169)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (285)           -        (18,218)         -          (3,259)
Capital gains distributions                              -            -            -              -          -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (285)           -        (18,218)         -          (3,259)

Net unrealized appreciation (depreciation) of
   investments                                           1           29           (1)        (1,709)         -              32
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                      $1        $(280)         $(1)      $(21,437)        $1         $(3,396)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                         GCG TRUST  GCG TRUST J.P.
                                                  GCG TRUST                             J.P. MORGAN     MORGAN      GCG TRUST
                                                   INTERNET                 GCG TRUST     FLEMING       FLEMING       JANUS
                                                  TOLLKEEPER   GCG TRUST    INVESTORS    SMALL CAP     SMALL CAP    GROWTH AND
                                                   ADVISOR     INVESTORS     ADVISOR       EQUITY       ADVISOR       INCOME
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $771         $1           $-           $-            $527
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            771          1            -            -             527

Expenses:
   Mortality and expense risk and other charges          -          1,619          -           47            1           1,971
     Annual administrative charges                       -             45          -            2            -              69
     Minimum death benefit guarantee charges             -              -          -            -            -               -
     Contingent deferred sales charges                   -             98          -            1            -             130
     Other contract charges                              -            165          -            6            -             226
     Amortization of deferred charges related
      to:
        Deferred sales load                              -              -          -            -            -               -
        Premium taxes                                    -              -          -            -            -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -          1,927          -           56            1           2,396
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -         (1,156)         1          (56)          (1)         (1,869)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (2,693)         -          (90)           -          (4,040)
Capital gains distributions                              -              -          -            -            -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (2,693)         -          (90)           -          (4,040)

Net unrealized appreciation (depreciation) of
   investments                                          (4)       (23,933)         -         (411)          (9)        (22,039)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(4)      $(27,782)        $1        $(557)        $(10)       $(27,948)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                  GCG TRUST
                                                    JANUS                   GCG TRUST    GCG TRUST                   GCG TRUST
                                                  GROWTH AND   GCG TRUST    LARGE CAP     LIMITED                     LIQUID
                                                    INCOME     LARGE CAP      VALUE       MATURITY    GCG TRUST       ASSET
                                                   ADVISOR       VALUE       ADVISOR        BOND     LIQUID ASSET    ADVISOR
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $1           $695         $-        $16,692      $14,926          $2
                                                 -------------------------------------------------------------------------------
Total investment income                                  1            695          -         16,692       14,926           2

Expenses:
   Mortality and expense risk and other charges          1          4,710          1          7,274       16,952           4
     Annual administrative charges                       -            154          -            236          607           -
     Minimum death benefit guarantee charges             -              -          -              1            4           -
     Contingent deferred sales charges                   -            343          -            650       31,673           -
     Other contract charges                              -            473          -            352          686           -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -              -          -              7           20           -
        Premium taxes                                    -              -          -              1            7           -
                                                 -------------------------------------------------------------------------------
Total expenses                                           1          5,680          1          8,521       49,949           4
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -         (4,985)        (1)         8,171      (35,023)         (2)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -        (12,529)         -          5,336            -           -
Capital gains distributions                              -              -          -          1,065            -           -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -        (12,529)         -          6,401            -           -

Net unrealized appreciation (depreciation) of
   investments                                         (15)       (66,466)       (14)         9,830            -           -
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $(15)      $(83,980)      $(15)       $24,402     $(35,023)        $(2)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                               GCG TRUST               GCG TRUST
                                                  GCG TRUST     MANAGED     GCG TRUST   MID-CAP                    GCG TRUST
                                                   MANAGED      GLOBAL       MID-CAP     GROWTH       GCG TRUST   REAL ESTATE
                                                   GLOBAL       ADVISOR      GROWTH      ADVISOR     REAL ESTATE    ADVISOR
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $306         $-             $-         $-         $6,320          $7
                                                 -------------------------------------------------------------------------------
Total investment income                                  306          -              -          -          6,320           7

Expenses:
   Mortality and expense risk and other charges        3,679          -          9,857          -          2,682           -
     Annual administrative charges                       115          -            303          -            104           -
     Minimum death benefit guarantee charges               -          -              1          -              -           -
     Contingent deferred sales charges                   215          -            836          -            181           -
     Other contract charges                              267          -            578          -            184           -
     Amortization of deferred charges related
      to:
        Deferred sales load                                7          -              6          -              5           -
        Premium taxes                                      -          -              -          -              -           -
                                                 -------------------------------------------------------------------------------
Total expenses                                         4,283          -         11,581          -          3,156           -
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                          (3,977)         -        (11,581)         -          3,164           7

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments               (2,654)         -       (502,998)         -          3,631           -
Capital gains distributions                                -          -              -          -          1,891           2
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                        (2,654)         -       (502,998)         -          5,522           2

Net unrealized appreciation (depreciation) of
   investments                                       (50,119)        (2)        41,552         (9)       (16,719)         (2)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                  $(56,750)       $(2)     $(473,027)       $(9)       $(8,033)         $7
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                        GCG TRUST                   GCG TRUST
                                                               GCG TRUST    GCG TRUST     SPECIAL      GCG TRUST    STRATEGIC
                                                   GCG TRUST    RESEARCH     SPECIAL     SITUATIONS    STRATEGIC     EQUITY
                                                   RESEARCH     ADVISOR     SITUATIONS    ADVISOR       EQUITY       ADVISOR
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                          $2,140         $-             $-         $-             $-          $-
                                                 -------------------------------------------------------------------------------
Total investment income                                2,140          -              -          -              -           -

Expenses:
   Mortality and expense risk and other charges        8,315          -            411          -          3,062           -
     Annual administrative charges                       274          -             17          -            104           -
     Minimum death benefit guarantee charges               -          -              -          -              -           -
     Contingent deferred sales charges                   895          -             23          -            320           -
     Other contract charges                              398          -             53          -            184           -
     Amortization of deferred charges related
      to:
        Deferred sales load                                1          -              -          -              2           -
        Premium taxes                                      -          -              -          -              -           -
                                                 -------------------------------------------------------------------------------
Total expenses                                         9,883          -            504          -          3,672           -
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                          (7,743)         -           (504)         -         (3,672)          -

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments             (159,946)         -         (1,565)         -       (113,239)          -
Capital gains distributions                                -          -              -          -              -           -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                      (159,946)         -         (1,565)         -       (113,239)          -

Net unrealized appreciation (depreciation) of
   investments                                         3,501         (3)        (6,229)        (1)        38,088          (1)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                 $(164,188)       $(3)       $(8,298)       $(1)      $(78,823)        $(1)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                                                    GCG TRUST
                                                               GCG TRUST                 GCG TRUST    GCG TRUST     VAN KAMPEN
                                                  GCG TRUST      TOTAL      GCG TRUST      VALUE      VAN KAMPEN    GROWTH AND
                                                    TOTAL        RETURN       VALUE        EQUITY     GROWTH AND      INCOME
                                                    RETURN      ADVISOR       EQUITY      ADVISOR       INCOME       ADVISOR
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                         $19,811        $18         $1,325         $1         $5,457          $6
                                                 -------------------------------------------------------------------------------
Total investment income                               19,811         18          1,325          1          5,457           6

Expenses:
   Mortality and expense risk and other charges       13,476          1          3,024          -         10,153           1
     Annual administrative charges                       457          -            102          -            334           -
     Minimum death benefit guarantee charges               -          -              -          -              -           -
     Contingent deferred sales charges                 1,115          -            279          -          1,058           -
     Other contract charges                              705          -            150          -            323           -
     Amortization of deferred charges related
      to:
        Deferred sales load                                5          -              3          -             18           -
        Premium taxes                                      1          -              -          -              1           -
                                                 -------------------------------------------------------------------------------
Total expenses                                        15,759          1          3,558          -         11,887           1
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                           4,052         17         (2,233)         1         (6,430)          5

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  295          1        (11,165)         -         (9,833)          1
Capital gains distributions                              409          -              -          -              -           -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           704          1        (11,165)         -         (9,833)          1

Net unrealized appreciation (depreciation) of
   investments                                       (67,592)       (29)       (27,107)        (3)      (100,836)        (12)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                  $(62,836)      $(11)      $(40,505)       $(2)     $(117,099)        $(6)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                   AIM V.I.
                                                     DENT                    AIM V.I.                   AIM V.I.     ALLIANCE
                                                 DEMOGRAPHIC    AIM V.I.     CAPITAL      AIM V.I.      PREMIER      BERNSTEIN
                                                    TRENDS       GROWTH    APPRECIATION CORE EQUITY     EQUITY         VALUE
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                              $-         $-           $-           $-           $-            $3
                                                 -------------------------------------------------------------------------------
Total investment income                                    -          -            -            -            -             3

Expenses:
   Mortality and expense risk and other charges          140         11            -            -            -            26
     Annual administrative charges                         5          -            -            -            -             1
     Minimum death benefit guarantee charges               -          -            -            -            -             -
     Contingent deferred sales charges                     3          -            -            -            -             -
     Other contract charges                               11          -            -            -            -             -
     Amortization of deferred charges related
      to:
        Deferred sales load                                -          -            -            -            -             -
        Premium taxes                                      -          -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           159         11            -            -            -            27
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                            (159)       (11)           -            -            -           (24)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments               (1,222)      (108)           -            -            -           (19)
Capital gains distributions                                -          -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                        (1,222)      (108)           -            -            -           (19)

Net unrealized appreciation (depreciation) of
   investments                                        (2,117)      (102)          (7)          (3)          (7)         (241)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                   $(3,498)     $(221)         $(7)         $(3)         $(7)        $(284)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                   ALLIANCE     ALLIANCE    FIDELITY(R)  FIDELITY(R)   FIDELITY(R)  FIDELITY(R)
                                                  GROWTH AND    PREMIER                     VIP           VIP          VIP
                                                    INCOME       GROWTH     VIP GROWTH  EQUITY-INCOME CONTRAFUND(R)  OVERSEAS
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $144           $-           $1         $102          $11          $-
                                                 -------------------------------------------------------------------------------
Total investment income                                  144            -            1          102           11           -

Expenses:
   Mortality and expense risk and other charges           54           25          114          140           44           -
     Annual administrative charges                         1            1            5            5            1           -
     Minimum death benefit guarantee charges               -            -            -            -            -           -
     Contingent deferred sales charges                     3            -            4            4            1           -
     Other contract charges                                -            -            8            6            -           -
     Amortization of deferred charges related
      to:
        Deferred sales load                                -            -            -            -            -           -
        Premium taxes                                      -            -            -            -            -           -
                                                 -------------------------------------------------------------------------------
Total expenses                                            58           26          131          155           46           -
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                              86          (26)        (130)         (53)         (35)          -

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  (72)        (413)        (725)      (1,606)         (35)          -
Capital gains distributions                                -            -            -            -            -           -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           (72)        (413)        (725)      (1,606)         (35)          -

Net unrealized appreciation (depreciation) of
   investments                                        (1,016)        (166)      (1,237)          62         (331)          -
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                   $(1,002)       $(605)     $(2,092)     $(1,597)       $(401)         $-
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                                                                    GALAXY VIP
                                                  FRANKLIN                  GALAXY VIP                GALAXY VIP       HIGH
                                                  SMALL CAP    GREENWICH      ASSET      GALAXY VIP   GROWTH AND     QUALITY
                                                    VALUE     APPRECIATION  ALLOCATION     EQUITY       INCOME         BOND
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-          $10          $20           $1           $-            $6
                                                 -------------------------------------------------------------------------------
Total investment income                                  -           10           20            1            -             6

Expenses:
   Mortality and expense risk and other charges          -            9           15           10            2             2
     Annual administrative charges                       -            1            1            1            -             -
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            -            1            -             -
     Other contract charges                              -            -            -            -            -             -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           10           16           12            2             2
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -            -            4          (11)          (2)            4

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -          (11)        (192)         (84)          (5)            2
Capital gains distributions                              -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -          (11)        (192)         (84)          (5)            2

Net unrealized appreciation (depreciation) of
   investments                                          (3)        (130)         (40)        (126)         (42)            3
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(3)       $(141)       $(228)       $(221)        $(49)           $9
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                  GALAXY VIP
                                                    SMALL       ING GET      ING GET      ING GET      ING GET       ING GET
                                                   COMPANY       FUND -       FUND -       FUND -       FUND -        FUND -
                                                    GROWTH      SERIES N     SERIES P     SERIES Q     SERIES R      SERIES S
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-         $396         $109       $3,320         $2,458      $1,400
                                                 -------------------------------------------------------------------------------
Total investment income                                  -          396          109        3,320          2,458       1,400

Expenses:
   Mortality and expense risk and other charges          1          597        3,008        2,883          2,050       1,464
     Annual administrative charges                       -            8       (1,381)          42             36          28
     Minimum death benefit guarantee charges             -            -            -            -              -           -
     Contingent deferred sales charges                   -           16           95           60             52          40
     Other contract charges                              -            -            -            -              -           -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -              -           -
        Premium taxes                                    -            -            -            -              -           -
                                                 -------------------------------------------------------------------------------
Total expenses                                           1          621        1,722        2,985          2,138       1,532
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                            (1)        (225)      (1,613)         335            320        (132)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                 (7)           1          (70)          (3)            48         (15)
Capital gains distributions                              -            -            -            -              -           -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                          (7)           1          (70)          (3)            48         (15)

Net unrealized appreciation (depreciation) of
   investments                                         (23)        (538)       1,644          217          1,356       1,013
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $(31)       $(762)        $(39)        $549         $1,724        $866
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                            ING                     ING MFS(R)
                                                                                          AMERICAN                   CAPITAL
                                                   ING GET      ING GET                   CENTURY      ING J.P.   OPPORTUNITIES
                                                    FUND -       FUND -      ING ALGER   SMALL CAP    MORGAN MID     (INITIAL
                                                   SERIES T     SERIES U      GROWTH       VALUE       CAP VALUE      CLASS)
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                             $26         $-           $-           $-           $1              $-
                                                 -------------------------------------------------------------------------------
Total investment income                                   26          -            -            -            1               -

Expenses:
   Mortality and expense risk and other charges          304          -            -            -            1              17
     Annual administrative charges                        17          -            -            -            -               -
     Minimum death benefit guarantee charges               -          -            -            -            -               -
     Contingent deferred sales charges                     3          -            -            -            -               -
     Other contract charges                                -          -            -            -            -               -
     Amortization of deferred charges related
      to:
        Deferred sales load                                -          -            -            -            -               -
        Premium taxes                                      -          -            -            -            -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                           324          -            -            -            1              17
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                            (298)         -            -            -            -             (17)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                    8          -            -            -           (4)            (59)
Capital gains distributions                                -          -            -            -            -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                             8          -            -            -           (4)            (59)

Net unrealized appreciation (depreciation) of
   investments                                         2,300          -           (4)           -            7            (329)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $2,010         $-          $(4)          $-           $3           $(405)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                   ING MFS(R)
                                                   CAPITAL                                                         ING SALOMON
                                                 OPPORTUNITIES  ING MFS(R)  ING OPCAP     ING PIMCO   ING SALOMON      BROS.
                                                   (SERVICE      GLOBAL      BALANCED      TOTAL         BROS.      INVESTORS
                                                    CLASS)       GROWTH       VALUE        RETURN       CAPITAL        VALUE
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $-           $-          $14           $-            $-
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            -            -           14            -             -

Expenses:
   Mortality and expense risk and other charges          -            -            -            1            -             -
     Annual administrative charges                       -            -            -            -            -             -
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            -            -            -             -
     Other contract charges                              -            -            -            -            -             -
     Amortization of deferred charges related
       to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -            -            -            1            -             -
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -            -            -           13            -             -

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -            -            -            1            -             -
Capital gains distributions                              -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -            -            -            1            -             -

Net unrealized appreciation (depreciation) of
   investments                                         (13)           -           (5)          (5)           -             -
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $(13)          $-          $(5)          $9           $-            $-
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                               ING T. ROWE   ING UBS
                                                  ING SCUDDER     PRICE     TACTICAL     ING VAN       ING VP
                                                 INTERNATIONAL   GROWTH       ASSET       KAMPEN      WORLDWIDE      ING VP
                                                    GROWTH       EQUITY    ALLOCATION    COMSTOCK      GROWTH         BOND
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $-           $-           $7           $4        $1,391
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            -            -            7            4         1,391

Expenses:
   Mortality and expense risk and other charges          -            -            -            4          443           220
     Annual administrative charges                       -            -            -            -           16            11
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            -            1           16            33
     Other contract charges                              -            -            -            -           65            21
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -            -            -            5          540           285
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -            -            -            2         (536)        1,106

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -            -            -            -       (2,830)          134
Capital gains distributions                              -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -            -            -            -       (2,830)          134

Net unrealized appreciation (depreciation) of
   investments                                           -          (19)           -            7       (4,792)         (195)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                      $-         $(19)          $-           $9      $(8,158)       $1,045
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                 ING VP       ING VP       ING VP                    ING VP
                                                    ING VP     INDEX PLUS   INDEX PLUS   INDEX PLUS  ING VP SMALL    VALUE
                                                    GROWTH      LARGECAP      MIDCAP      SMALLCAP      COMPANY    OPPORTUNITY
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-           $4          $11          $10           $1            $3
                                                 -------------------------------------------------------------------------------
Total investment income                                  -            4           11           10            1             3

Expenses:
   Mortality and expense risk and other charges          -           34           57           40            1            14
     Annual administrative charges                       -            1            1            1            -             1
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            1            1            -             -
     Other contract charges                              -            -            -            -            -             -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -           35           59           42            1            15
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -          (31)         (48)         (32)           -           (12)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (505)        (505)        (416)          (5)          (45)
Capital gains distributions                              -            -            -           22            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (505)        (505)        (394)          (5)          (45)

Net unrealized appreciation (depreciation) of
   investments                                          (5)        (104)        (180)         (90)         (53)         (250)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(5)       $(640)       $(733)       $(516)        $(58)        $(307)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                          ING VP
                                                                 ING VP       ING VP      LARGE         ING VP
                                                    ING VP       GROWTH    INTERNATIONAL  COMPANY      LARGECAP       ING VP
                                                 CONVERTIBLE  OPPORTUNITIES   VALUE        VALUE        GROWTH        MAGNACAP
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                           $23             $-         $-           $9           $4             $99
                                                 -------------------------------------------------------------------------------
Total investment income                                 23              -          -            9            4              99

Expenses:
   Mortality and expense risk and other charges         11            141          -           10           13             166
     Annual administrative charges                       -              5          -            -            -               5
     Minimum death benefit guarantee charges             -              -          -            -            -               -
     Contingent deferred sales charges                   -              4          -            -            -               8
     Other contract charges                              -             20          -            -            -              16
     Amortization of deferred charges related
      to:
        Deferred sales load                              -              -          -            -            -               -
        Premium taxes                                    -              -          -            -            -               -
                                                 -------------------------------------------------------------------------------
Total expenses                                          11            170          -           10           13             195
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                            12           (170)         -           (1)          (9)            (96)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                (15)          (662)         -          (40)        (292)           (437)
Capital gains distributions                              -              -          -            -            -               -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                         (15)          (662)         -          (40)        (292)           (437)

Net unrealized appreciation (depreciation) of
   investments                                         (53)        (2,425)       (10)        (163)         (52)         (2,222)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $(56)       $(3,257)      $(10)       $(204)       $(353)        $(2,755)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                    ING VP        ING VP    INVESCO VIF  INVESCO VIF
                                                    MIDCAP       SMALLCAP   - FINANCIAL   - HEALTH     INVESCO VIF  INVESCO VIF
                                                 OPPORTUNITIES OPPORTUNITIES  SERVICES     SCIENCES     - LEISURE   - UTILITIES
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $-             $-         $148           $-           $-           $40
                                                 -------------------------------------------------------------------------------
Total investment income                                  -              -          148            -            -            40

Expenses:
   Mortality and expense risk and other charges          -            408          211          389           33            58
     Annual administrative charges                       -             12            8           12            1             2
     Minimum death benefit guarantee charges             -              -            -            -            -             -
     Contingent deferred sales charges                   -              8            7           10            1             2
     Other contract charges                              -             65           18           23            5             6
     Amortization of deferred charges related
      to:
        Deferred sales load                              -              -            -            -            -             -
        Premium taxes                                    -              -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           -            493          244          434           40            68
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             -           (493)         (96)        (434)         (40)          (28)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  -         (1,185)      (1,999)      (4,162)        (157)         (205)
Capital gains distributions                              -              -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                           -         (1,185)      (1,999)      (4,162)        (157)         (205)

Net unrealized appreciation (depreciation) of
   investments                                          (4)       (12,282)        (590)      (1,617)          16          (198)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                     $(4)      $(13,960)     $(2,685)     $(6,213)       $(181)        $(431)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                                                          JANUS
                                                               JANUS ASPEN                ASPEN
                                                  JANUS ASPEN    SERIES     JANUS ASPEN   SERIES     OPPENHEIMER   OPPENHEIMER
                                                    SERIES      FLEXIBLE      SERIES     WORLDWIDE      GLOBAL      STRATEGIC
                                                   BALANCED      INCOME       GROWTH      GROWTH      SECURITIES      BOND
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $8           $6           $-          $21           $-            $-
                                                 -------------------------------------------------------------------------------
Total investment income                                  8            6            -           21            -             -

Expenses:
   Mortality and expense risk and other charges          2            1            1           60            1             -
     Annual administrative charges                       -            -            -            1            -             -
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            -            -            -             -
     Other contract charges                              -            -            -            -            -             -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           2            1            1           61            1             -
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                             6            5           (1)         (40)          (1)            -

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                 (3)           -            -         (682)          (6)           (1)
Capital gains distributions                              -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                          (3)           -            -         (682)          (6)           (1)

Net unrealized appreciation (depreciation) of
   investments                                         (29)          10          (32)        (169)         (38)            1
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                    $(26)         $15         $(33)       $(891)        $(45)           $-
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                 PIMCO
                                                               STOCKSPLUS    PIONEER                    PIONEER      PIONEER
                                                  PIMCO HIGH   GROWTH AND  EQUITY-INCOME  PIONEER       MID-CAP       SMALL
                                                    YIELD        INCOME        VCT        FUND VCT     VALUE VCT   COMPANY VCT
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                         $21,664       $5,561           $3         $124         $195            $1
                                                 -------------------------------------------------------------------------------
Total investment income                               21,664        5,561            3          124          195             1

Expenses:
   Mortality and expense risk and other charges        4,283        3,303            1          191          584            39
     Annual administrative charges                       133           96            -            5           23             1
     Minimum death benefit guarantee charges               -            -            -            -            -             -
     Contingent deferred sales charges                   340          374            -            3           18             -
     Other contract charges                              248          151            -           23           48             -
     Amortization of deferred charges related
      to:
        Deferred sales load                                1            1            -            -            -             -
        Premium taxes                                      -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                         5,005        3,925            1          222          673            40
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                          16,659        1,636            2          (98)        (478)          (39)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments              (18,706)     (63,970)           -       (1,493)      (1,011)          (35)
Capital gains distributions                                -            -            -            -        1,087             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                       (18,706)     (63,970)           -       (1,493)          76           (35)

Net unrealized appreciation (depreciation) of
   investments                                        (3,581)      10,124          (21)      (1,359)      (6,968)         (577)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                   $(5,628)    $(52,210)        $(19)     $(2,950)     $(7,370)        $(651)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                                       PRUDENTIAL
                                                                                                      SP JENNISON   PUTNAM VT
                                                   PROFUND VP  PROFUND VP   PROFUND VP   PRUDENTIAL  INTERNATIONAL  GROWTH AND
                                                     BULL      EUROPE 30    SMALL-CAP     JENNISON      GROWTH        INCOME
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                              $-           $-           $-           $-           $-           $19
                                                 -------------------------------------------------------------------------------
Total investment income                                    -            -            -            -            -            19

Expenses:
   Mortality and expense risk and other charges          422          151          516          691          251            19
     Annual administrative charges                        19            3           17           20            8             -
     Minimum death benefit guarantee charges               -            -            -            -            -             -
     Contingent deferred sales charges                    20           31           58           28           12             -
     Other contract charges                               27            6           37           82           26             -
     Amortization of deferred charges related
      to:
        Deferred sales load                                -            -            -            -            -             -
        Premium taxes                                      -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                           488          191          628          821          297            19
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                            (488)        (191)        (628)        (821)        (297)            -

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments               (7,045)      (1,793)      (6,274)     (12,816)      (2,827)          (30)
Capital gains distributions                                -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                        (7,045)      (1,793)      (6,274)     (12,816)      (2,827)          (30)

Net unrealized appreciation (depreciation) of
   investments                                        (1,022)        (425)      (1,582)      (2,790)        (897)         (254)
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                   $(8,555)     $(2,409)     $(8,484)    $(16,427)     $(4,021)        $(284)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)



                                                                                           SMITH
                                                  PUTNAM VT                               BARNEY                      SMITH
                                                 INTERNATIONAL                SMITH     INTERNATIONAL SMITH BARNEY    BARNEY
                                                  GROWTH AND   PUTNAM VT   BARNEY HIGH    ALL CAP      LARGE CAP      MONEY
                                                    INCOME     VOYAGER II     INCOME       GROWTH        VALUE        MARKET
                                                 -------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $6           $-          $82           $2          $18            $2
                                                 -------------------------------------------------------------------------------
Total investment income                                  6            -           82            2           18             2

Expenses:
   Mortality and expense risk and other charges         34           19            5            3            7             2
     Annual administrative charges                       1            1            -            -            -             -
     Minimum death benefit guarantee charges             -            -            -            -            -             -
     Contingent deferred sales charges                   -            -            -            -            -             8
     Other contract charges                              -            -            -            -            -             -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -            -            -            -            -             -
        Premium taxes                                    -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Total expenses                                          35           20            5            3            7            10
                                                 -------------------------------------------------------------------------------
Net investment income (loss)                           (29)         (20)          77           (1)          11            (8)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                (12)          (8)         (33)          (9)         (24)            -
Capital gains distributions                              -            -            -            -            -             -
                                                 -------------------------------------------------------------------------------
Net realized gain (loss) on investments and
   capital gains distributions                         (12)          (8)         (33)          (9)         (24)            -

Net unrealized appreciation (depreciation) of
   investments                                        (412)        (431)         (62)         (67)        (133)            -
                                                 -------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting
   from operations                                   $(453)       $(459)        $(18)        $(77)       $(146)          $(8)
                                                 ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (DOLLARS IN THOUSANDS)


                                                     UBS
                                                   TACTICAL
                                                  ALLOCATION
                                                 --------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $5
                                                 --------------
Total investment income                                  5

Expenses:
   Mortality and expense risk and other charges         17
     Annual administrative charges                       -
     Minimum death benefit guarantee charges             -
     Contingent deferred sales charges                   -
     Other contract charges                              -
     Amortization of deferred charges related
      to:
        Deferred sales load                              -
        Premium taxes                                    -
                                                 --------------
Total expenses                                          17
                                                 --------------
Net investment income (loss)                           (12)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                (15)
Capital gains distributions                              -
                                                 --------------
Net realized gain (loss) on investments and
   capital gains distributions                         (15)

Net unrealized appreciation (depreciation) of
   investments                                        (299)
                                                 --------------

Net increase (decrease) in net assets resulting
   from operations                                   $(326)
                                                 ==============

SEE ACCOMPANYING NOTES.


This page is intentionally left blank.

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                                       59

                    Golden American Life Insurance Company
                               Separate Account B

                       Statements of Changes in Net Assets

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                                GCG TRUST              GCG TRUST    GCG TRUST
                                                                    GCG TRUST     ASSET     GCG TRUST   CAPITAL      CAPITAL
                                                       GCG TRUST     ALL CAP   ALLOCATION    CAPITAL    GROWTH       GUARDIAN
                                                        ALL CAP      ADVISOR     GROWTH       GROWTH    ADVISOR      SMALL CAP
                                                     ---------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                           $104,883           $-      $4,696     $463,399           $-   $422,097
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                            (818)           -         (27)      (7,708)           -     (7,294)
    Net realized gain (loss) on investments and
        capital gains distributions                         (209)           -         (61)     (21,430)           -   (283,317)
    Net unrealized appreciation (depreciation) of
        investments                                       (2,272)           -        (644)     (46,715)           -    276,874
                                                     ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                        (3,299)           -        (732)     (75,853)           -    (13,737)

Changes from principal transactions:
    Purchase payments                                    110,856            -      30,995       40,288            -     72,626
    Contract distributions and terminations               (9,054)           -        (753)     (22,815)           -    (19,753)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               95,928            -      15,035       (9,586)           -     19,278
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           1            1            -          2
                                                     ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                           197,730            -      45,278        7,888            -     72,153
                                                     ---------------------------------------------------------------------------
Total increase (decrease)                                194,431            -      44,546      (67,965)           -     58,416
                                                     ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                          299,314            -      49,242      395,434            -    480,513

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                          (5,038)           -        (511)      (5,491)           -     (7,335)
    Net realized gain (loss) on investments and
        capital gains distributions                      (14,267)           -      (2,018)    (211,562)           -    (87,705)
    Net unrealized appreciation (depreciation) of
        investments                                      (74,887)          (1)     (8,019)      97,211           (6)   (39,390)
                                                     ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                       (94,192)          (1)    (10,548)    (119,842)          (6)  (134,430)

Changes from principal transactions:
    Purchase payments                                     83,489          136      11,948       22,649          150     64,429
    Contract distributions and terminations              (12,299)           -      (2,730)     (16,524)           -    (23,540)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net              (28,572)          41        (671)     (34,948)           4    (45,826)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -          -
                                                     ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            42,618          177       8,547      (28,823)         154     (4,937)
                                                     ---------------------------------------------------------------------------
Total increase (decrease)                                (51,574)         176      (2,001)    (148,665)         148   (139,367)
                                                     ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                         $247,740         $176     $47,241     $246,769         $148   $341,146
                                                     ===========================================================================

SEE ACCOMPANYING NOTES.



                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                       GCG TRUST
                                                        CAPITAL                                             GCG TRUST
                                                       GUARDIAN                  GCG TRUST    GCG TRUST    DEVELOPING    GCG TRUST
                                                       SMALL CAP    GCG TRUST    CORE BOND    DEVELOPING      WORLD     DIVERSIFIED
                                                        ADVISOR     CORE BOND     ADVISOR        WORLD       ADVISOR      MID-CAP
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-       $40,000           $-      $54,398            $-      $11,358
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -          (857)           -         (422)            -         (408)
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (1,057)           -       (8,712)            -         (602)
    Net unrealized appreciation (depreciation) of
        investments                                            -         2,969            -        4,320             -          668
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -         1,055            -       (4,814)            -         (342)

Changes from principal transactions:
    Purchase payments                                          -        45,161            -       11,440             -       33,892
    Contract distributions and terminations                    -        (3,062)           -       (3,183)            -         (956)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -        31,839            -       13,624             -       13,862
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             3            -            1             -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -        73,941            -       21,882             -       46,798
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -        74,996            -       17,068             -       46,456
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -       114,996            -       71,466             -       57,814

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -         4,398           15       (1,356)            -       (1,405)
    Net realized gain (loss) on investments and
        capital gains distributions                            -         2,237            1        1,932             -       (1,645)
    Net unrealized appreciation (depreciation) of
        investments                                            1        10,717           (3)      (8,556)           (2)     (16,949)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             1        17,352           13       (7,980)           (2)     (19,999)

Changes from principal transactions:
    Purchase payments                                         85       135,019          872       11,601            81       38,230
    Contract distributions and terminations                    -       (11,442)           -       (4,659)            -       (3,572)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  235       169,200          107      (10,428)            -       18,686
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -             -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               320       292,777          979       (3,486)           81       53,344
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    321       310,129          992      (11,466)           79       33,345
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $321      $425,125         $992      $60,000           $79      $91,159
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.



                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                       GCG TRUST                              GCG TRUST                  GCG TRUST
                                                      DIVERSIFIED   GCG TRUST    GCG TRUST     EQUITY      GCG TRUST      EQUITY
                                                        MID-CAP      EMERGING      EQUITY      GROWTH        EQUITY       INCOME
                                                        ADVISOR      MARKETS       GROWTH      ADVISOR       INCOME       ADVISOR
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-       $19,953           $-           $-    $ 291,793            $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -           (46)           -            -          814             -
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (1,106)           -            -       (1,482)            -
    Net unrealized appreciation (depreciation) of
        investments                                            -           898            -            -         (822)            -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -          (254)           -            -       (1,490)            -

Changes from principal transactions:                                                      -            -       78,113             -
    Purchase payments                                          -           305            -            -      (19,657)            -
    Contract distributions and terminations                    -          (580)           -            -       68,000             -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -       (19,424)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            4             -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -       (19,699)           -            -      126,460             -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -       (19,953)           -            -      124,970             -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -             -            -            -      416,763             -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -             -          (19)          (1)      (1,888)            6
    Net realized gain (loss) on investments and
        capital gains distributions                            -             -          (88)           -      (13,856)            3
    Net unrealized appreciation (depreciation) of
        investments                                           (4)            -         (170)         (22)     (56,537)          (20)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            (4)            -         (277)         (23)     (72,281)          (11)

Changes from principal transactions:
    Purchase payments                                        136             -        2,518          468       85,631           591
    Contract distributions and terminations                    -             -          (48)           -      (20,848)            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   88             -        2,169           13          403            60
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            2             -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               224             -        4,639          481       65,188           651
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    220             -        4,362          458       (7,093)          640
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $220            $-       $4,362         $458     $409,670          $640
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                                    GCG TRUST                                            GCG TRUST
                                                       GCG TRUST     EQUITY                   GCG TRUST     GCG TRUST     FULLY
                                                        EQUITY     OPPORTUNITY   GCG TRUST   FOCUS VALUE      FULLY       MANAGED
                                                      OPPORTUNITY    ADVISOR    FOCUS VALUE    ADVISOR       MANAGED      ADVISOR
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                           $477,934            $-           $-           $-     $345,651            $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                          (7,700)            -            -            -        7,691             -
    Net realized gain (loss) on investments and
        capital gains distributions                      (15,294)            -            -            -       21,548             -
    Net unrealized appreciation (depreciation) of
        investments                                      (50,801)            -            -            -        1,318             -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                       (73,795)            -            -            -       30,557             -

Changes from principal transactions:
    Purchase payments                                     75,117             -            -            -      146,482             -
    Contract distributions and terminations              (21,611)            -            -            -      (26,120)            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net              (17,438)            -            -            -      148,392             -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  2             -            -            -            9             -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            36,070             -            -            -      268,763             -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                (37,725)            -            -            -      299,320             -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                          440,209             -            -            -      644,971             -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                          (5,971)            -          (39)           -       (1,345)            9
    Net realized gain (loss) on investments and
        capital gains distributions                     (150,767)            -         (201)           -       13,721             9
    Net unrealized appreciation (depreciation) of
        investments                                       21,921             -          (90)          (2)     (34,916)          (20)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                      (134,817)            -         (330)          (2)     (22,540)           (2)

Changes from principal transactions:
    Purchase payments                                     34,448            32        3,044           23      223,105           900
    Contract distributions and terminations              (17,174)            -          (96)           -      (43,624)            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net              (41,715)            2        3,313           27      133,166            (4)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  3             -            -            -            1             -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                           (24,438)           34        6,261           50      312,648           896
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                               (159,255)           34        5,931           48      290,108           894
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                         $280,954           $34       $5,931          $48     $935,079          $894
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                                    GCG TRUST                GCG TRUST
                                                       GCG TRUST   FUNDAMENTAL   GCG TRUST    GLOBAL                    GCG TRUST
                                                      FUNDAMENTAL     GROWTH      GLOBAL     FRANCHISE    GCG TRUST      GROWTH
                                                     GROWTH FOCUS    ADVISOR     FRANCHISE    ADVISOR       GROWTH       ADVISOR
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-            $-           $-           $-   $1,474,980           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -             -            -            -      (21,671)           -
    Net realized gain (loss) on investments and
        capital gains distributions                            -             -            -            -     (652,014)           -
    Net unrealized appreciation (depreciation) of
        investments                                            -             -            -            -      196,709            -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -             -            -            -     (476,976)           -

Changes from principal transactions:
    Purchase payments                                          -             -            -            -      150,918            -
    Contract distributions and terminations                    -             -            -            -      (53,998)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -             -            -            -      (92,035)           -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            3            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -             -            -            -        4,888            -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -             -            -            -     (472,088)           -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -             -            -            -    1,002,892            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (12)            -          (84)          (1)     (13,950)           -
    Net realized gain (loss) on investments and
        capital gains distributions                          (17)            -         (154)           -     (524,085)           -
    Net unrealized appreciation (depreciation) of
        investments                                         (114)           (5)        (208)           6      244,425           (5)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (143)           (5)        (446)           5     (293,610)          (5)

Changes from principal transactions:
    Purchase payments                                      1,709            99        7,816          690       56,919           68
    Contract distributions and terminations                  (21)            -         (161)           -      (35,962)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                1,197            14        7,461           13     (170,198)          29
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             2,885           113       15,116          703     (149,241)          97
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                  2,742           108       14,670          708     (442,851)          92
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                           $2,742          $108      $14,670         $708     $560,041          $92
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                                                              GCG TRUST     GCG TRUST
                                                       GCG TRUST                 GCG TRUST  INTERNATIONAL INTERNATIONAL  GCG TRUST
                                                        GROWTH      GCG TRUST   HARD ASSETS   ENHANCED      ENHANCED   INTERNATIONAL
                                                        ADVISOR    HARD ASSETS    ADVISOR       EAFE      EAFE ADVISOR    EQUITY
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-       $41,509           $-           $-           $-     $194,618
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -          (662)           -            -            -       (3,180)
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (1,681)           -            -            -      (66,811)
    Net unrealized appreciation (depreciation) of
        investments                                            -        (3,365)           -            -            -       30,006
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -        (5,708)           -            -            -      (39,985)

Changes from principal transactions:
    Purchase payments                                          -         6,781            -            -            -       21,029
    Contract distributions and terminations                    -        (1,927)           -            -            -       (7,978)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -        (7,446)           -            -            -      (23,623)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -        (2,592)           -            -            -      (10,572)
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -        (8,300)           -            -            -      (50,557)
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -        33,209            -            -            -      144,061

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -          (642)           -          (24)           -       (1,510)
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (2,333)           -         (285)           -      (18,218)
    Net unrealized appreciation (depreciation) of
        investments                                           (5)       (1,937)           1           29           (1)      (1,709)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            (5)       (4,912)           1         (280)          (1)     (21,437)

Changes from principal transactions:
    Purchase payments                                         68        10,388           63        2,749          166       15,966
    Contract distributions and terminations                    -        (2,996)           -          (61)           -       (6,869)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   29        32,064           33        2,582            -      (11,244)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                97        39,456           96        5,270          166       (2,147)
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                     92        34,544           97        4,990          165      (23,584)
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                              $92       $67,753          $97       $4,990         $165     $120,477
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                                                                         GCG TRUST
                                                      GCG TRUST                  GCG TRUST                             J.P. MORGAN
                                                     INTERNATIONAL   GCG TRUST    INTERNET                 GCG TRUST      FLEMING
                                                        EQUITY       INTERNET    TOLLKEEPER   GCG TRUST    INVESTORS     SMALL CAP
                                                        ADVISOR     TOLLKEEPER    ADVISOR     INVESTORS     ADVISOR       EQUITY
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-            $-           $-      $21,558           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -           (27)           -         (325)           -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            -          (152)           -         (368)           -            -
    Net unrealized appreciation (depreciation) of
        investments                                            -            (1)           -       (3,000)           -            -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -          (180)           -       (3,693)           -            -

Changes from principal transactions:
    Purchase payments                                          -         3,417            -       41,981            -            -
    Contract distributions and terminations                    -           (36)           -       (2,329)           -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -         2,188            -       33,883            -            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -         5,569            -       73,535            -            -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -         5,389            -       69,842            -            -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -         5,389            -       91,400            -            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               1          (169)           -       (1,156)           1          (56)
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (3,259)           -       (2,693)           -          (90)
    Net unrealized appreciation (depreciation) of
        investments                                            -            32           (4)     (23,933)           -         (411)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             1        (3,396)          (4)     (27,782)           1         (557)

Changes from principal transactions:
    Purchase payments                                        218         7,425           42       33,925          267        5,453
    Contract distributions and terminations                    -          (281)           -       (3,916)           -         (116)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   35         3,665           15       (1,491)          29        4,710
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               253        10,809           57       28,518          296       10,047
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    254         7,413           53          736          297        9,490
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $254       $12,802          $53      $92,136         $297       $9,490
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                     GCG TRUST J.P                 GCG TRUST
                                                        MORGAN      GCG TRUST      JANUS                   GCG TRUST     GCG TRUST
                                                        FLEMING       JANUS      GROWTH AND   GCG TRUST    LARGE CAP      LIMITED
                                                       SMALL CAP    GROWTH AND     INCOME     LARGE CAP      VALUE       MATURITY
                                                        ADVISOR       INCOME      ADVISOR       VALUE       ADVISOR        BOND
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-       $12,726           $-      $98,545           $-     $200,958
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -          (420)           -       (2,813)           -        8,924
    Net realized gain (loss) on investments and
        capital gains distributions                            -          (175)           -         (343)           -        4,818
    Net unrealized appreciation (depreciation) of
        investments                                            -        (3,724)           -       (1,637)           -        3,378
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -        (4,319)           -       (4,793)           -       17,120

Changes from principal transactions:
    Purchase payments                                          -        56,119            -      114,157            -       94,671
    Contract distributions and terminations                    -        (1,615)           -       (6,489)           -      (16,054)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -        29,809            -       74,069            -       67,367
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -        84,313            -      181,737            -      145,984
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                      -        79,994            -      176,944            -      163,104
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -        92,720            -      275,489            -      364,062

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (1)       (1,869)           -       (4,985)          (1)       8,171
    Net realized gain (loss) on investments and
        capital gains distributions                            -        (4,040)           -      (12,529)           -        6,401
    Net unrealized appreciation (depreciation) of
        investments                                           (9)      (22,039)         (15)     (66,466)         (14)       9,830
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from               (10)      (27,948)         (15)     (83,980)         (15)      24,402
        operations

Changes from principal transactions:
    Purchase payments                                        462        55,155          541       90,790          307       96,571
    Contract distributions and terminations                    -        (4,880)           -      (11,843)           -      (30,028)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   59        15,298           61       25,232           41      103,934
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               521        65,573          602      104,179          348      170,477
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    511        37,625          587       20,199          333      194,879
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $511      $130,345         $587     $295,688         $333     $558,941
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                      GCG TRUST               GCG TRUST                  GCG TRUST
                                                                       LIQUID    GCG TRUST      MANAGED    GCG TRUST      MID-CAP
                                                       GCG TRUST       ASSET      MANAGED       GLOBAL      MID-CAP       GROWTH
                                                      LIQUID ASSET    ADVISOR      GLOBAL      ADVISOR       GROWTH      ADVISOR
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                             $679,666         $-      $228,347           $-   $1,158,061           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                            (1,253)         -        (3,832)           -      (14,522)           -
    Net realized gain (loss) on investments and
        capital gains distributions                              -          -       (98,932)           -     (607,476)           -
    Net unrealized appreciation (depreciation) of
        investments                                              -          -        72,788            -      312,790            -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (1,253)         -       (29,976)           -     (309,208)           -

Changes from principal transactions:
    Purchase payments                                      591,523          -        58,076            -      180,227            -
    Contract distributions and terminations               (449,815)         -       (10,294)           -      (45,653)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                251,363          -         4,232            -      (55,138)           -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                    1          -             3            -            1            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             393,072          -        52,017            -       79,437            -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                  391,819          -        22,041            -     (229,771)           -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                          1,071,485          -       250,388            -      928,290            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                           (35,023)        (2)       (3,977)           -      (11,581)           -
    Net realized gain (loss) on investments and
        capital gains distributions                              -          -        (2,654)           -     (502,998)           -
    Net unrealized appreciation (depreciation) of
        investments                                              -          -       (50,119)          (2)      41,552           (9)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                         (35,023)        (2)      (56,750)          (2)    (473,027)          (9)

Changes from principal transactions:
    Purchase payments                                      454,243      3,191        48,234           31       86,280          231
    Contract distributions and terminations               (594,093)         -       (12,917)           -      (30,288)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                126,567     (1,389)       (5,872)          21      (75,674)         327
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                    -          -             1            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             (13,283)     1,802        29,446           52      (19,682)         558
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                  (48,306)     1,800       (27,304)          50     (492,709)         549
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                         $1,023,179     $1,800      $223,084          $50     $435,581         $549
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)





                                                       GCG TRUST                 GCG TRUST                 GCG TRUST    GCG TRUST
                                                        MARKET      GCG TRUST   REAL ESTATE   GCG TRUST     RESEARCH     SPECIAL
                                                        MANAGER    REAL ESTATE    ADVISOR      RESEARCH     ADVISOR     SITUATIONS
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                            $6,619      $100,303           $-     $800,528           $-       $5,891
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                           (545)        2,682            -      (11,613)           -         (241)
    Net realized gain (loss) on investments and
        capital gains distributions                       3,429         6,128            -        2,768            -         (359)
    Net unrealized appreciation (depreciation) of
        investments                                      (3,695)       (3,608)           -     (178,581)           -         (769)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                         (811)        5,202            -     (187,426)           -       (1,369)

Changes from principal transactions:
    Purchase payments                                      (168)       23,104            -       98,910            -       12,758
    Contract distributions and terminations                 (10)       (4,974)           -      (32,070)           -         (535)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net              (5,630)        2,531            -      (42,232)           -        7,580
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             3            -            1            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                           (5,808)       20,664            -       24,609            -       19,803
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                (6,619)       25,866            -     (162,817)           -       18,434
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                               -       126,169            -      637,711            -       24,325

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -         3,164            7       (7,743)           -         (504)
    Net realized gain (loss) on investments and
        capital gains distributions                           -         5,522            2     (159,946)           -       (1,565)
    Net unrealized appreciation (depreciation) of
        investments                                           -       (16,719)          (2)       3,501           (3)      (6,229)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            -        (8,033)           7     (164,188)          (3)      (8,298)

Changes from principal transactions:
    Purchase payments                                         -        44,924          243       51,406          254        6,311
    Contract distributions and terminations                   -        (8,734)           -      (28,260)           -         (834)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   -        33,281           26      (75,634)          75          290
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                -        69,471          269      (52,488)         329        5,767
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                     -        61,438          276     (216,676)         326       (2,531)
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                              $-      $187,607         $276     $421,035         $326      $21,794
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)





                                                      GCG TRUST                   GCG TRUST                GCG TRUST
                                                       SPECIAL      GCG TRUST     STRATEGIC    GCG TRUST     TOTAL      GCG TRUST
                                                      SITUATIONS    STRATEGIC      EQUITY       TOTAL        RETURN       VALUE
                                                       ADVISOR       EQUITY        ADVISOR      RETURN      ADVISOR       EQUITY
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                $-     $359,734            $-     $608,868           $-     $180,722
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -       (5,301)            -       21,062            -       (1,768)
    Net realized gain (loss) on investments and
        capital gains distributions                           -     (127,454)            -       17,228            -          265
    Net unrealized appreciation (depreciation) of
        investments                                           -       52,004             -      (46,531)           -      (14,146)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            -      (80,751)            -       (8,241)           -      (15,649)

Changes from principal transactions:
    Purchase payments                                         -       38,833             -      174,830            -       32,137
    Contract distributions and terminations                   -      (13,819)            -      (38,220)           -       (9,292)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   -      (44,615)            -       56,153            -       11,120
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -            -             -            4            -            1
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                -      (19,601)            -      192,767            -       33,966
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                     -     (100,352)            -      184,526            -       18,317
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                               -      259,382             -      793,394            -      199,039

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -       (3,672)            -        4,052           17       (2,233)
    Net realized gain (loss) on investments and
        capital gains distributions                           -     (113,239)            -          704            1      (11,165)
    Net unrealized appreciation (depreciation) of
        investments                                          (1)      38,088            (1)     (67,592)         (29)     (27,107)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           (1)     (78,823)           (1)     (62,836)         (11)     (40,505)

Changes from principal transactions:
    Purchase payments                                        36       15,000            61      155,432          976       24,266
    Contract distributions and terminations                   -       (9,725)            -      (47,311)           -       (9,725)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  21      (45,983)           18       14,587          (10)         164
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -            1             -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               57      (40,707)           79      122,708          966       14,705
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    56     (119,530)           78       59,872          955      (25,800)
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $56     $139,852           $78     $853,266         $955     $173,239
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                                 GCG TRUST
                                                                    GCG TRUST   VAN KAMPEN     AIM V.I.
                                                       GCG TRUST    VAN KAMPEN    GROWTH &      DENT                     AIM V.I.
                                                     VALUE EQUITY   GROWTH AND     INCOME    DEMOGRAPHIC    AIM V.I.     CAPITAL
                                                        ADVISOR       INCOME      ADVISOR       TRENDS       GROWTH    APPRECIATION
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                $-      $860,338           $-           $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -       (11,298)           -           (3)           -            -
    Net realized gain (loss) on investments and
        capital gains distributions                           -        30,166            -            3            -            -
    Net unrealized appreciation (depreciation) of
        investments                                           -      (137,786)           -          (12)          18            -
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            -      (118,918)           -          (12)          18            -

Changes from principal transactions:
    Purchase payments                                         -        70,829            -          404          137            -
    Contract distributions and terminations                   -       (39,067)           -           (5)          (1)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   -       (41,139)           -        3,163          289            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             6            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                -        (9,371)           -        3,562          425            -
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                     -      (128,289)           -        3,550          443            -
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                               -       732,049            -        3,550          443            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              1        (6,430)           5         (159)         (11)           -
    Net realized gain (loss) on investments and
        capital gains distributions                           -        (9,833)           1       (1,222)        (108)           -
    Net unrealized appreciation (depreciation) of
        investments                                          (3)     (100,836)         (12)      (2,117)        (102)          (7)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           (2)     (117,099)          (6)      (3,498)        (221)          (7)

Changes from principal transactions:
    Purchase payments                                        62        44,218          960        9,229          663           24
    Contract distributions and terminations                   -       (36,216)           -         (233)         (18)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  47       (68,345)          36        2,287          (19)          10
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             1            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from          109       (60,342)         996       11,283          626           34
        principal transactions
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                   107      (177,441)         990        7,785          405           27
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                            $107      $554,608         $990      $11,335         $848          $27
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                                      AIM V.I.    ALLIANCE     ALLIANCE     ALLIANCE   FIDELITY(R)
                                                        AIM V.I.      PREMIER     BERNSTEIN    GROWTH AND    PREMIER        VIP
                                                      CORE EQUITY     EQUITY       VALUE        INCOME       GROWTH       GROWTH
                                                     -------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                $-            $-           $-           $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -             -           (2)          (4)          (3)          (2)
    Net realized gain (loss) on investments and
        capital gains distributions                           -             -           (5)          (3)          (6)          (4)
    Net unrealized appreciation (depreciation) of
        investments                                           -             -           18           41           61           36
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            -             -           11           34           52           30

Changes from principal transactions:
    Purchase payments                                         -             -          463        1,467          921          578
    Contract distributions and terminations                   -             -           (1)          (3)          (1)         (12)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   -             -          122          155          119           97
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                -             -          584        1,619        1,039          663
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                     -             -          595        1,653        1,091          693
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                               -             -          595        1,653        1,091          693

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              -             -          (24)          86          (26)        (130)
    Net realized gain (loss) on investments and
        capital gains distributions                           -             -          (19)         (72)        (413)        (725)
    Net unrealized appreciation (depreciation) of
        investments                                          (3)           (7)        (241)      (1,016)        (166)      (1,237)
                                                     -------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           (3)           (7)        (284)      (1,002)        (605)      (2,092)

Changes from principal transactions:
    Purchase payments                                        41            69        1,019        3,457          942       13,555
    Contract distributions and terminations                   -             -          (44)        (100)         (74)        (197)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   3            18        1,423          722          740       11,253
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                 -             -            -            -            -            -
                                                     -------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               44            87        2,398        4,079        1,608       24,611
                                                     -------------------------------------------------------------------------------
Total increase (decrease)                                    41            80        2,114        3,077        1,003       22,519
                                                     -------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $41           $80       $2,709       $4,730       $2,094      $23,212
                                                     ===============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)




                                                                                                FRANKLIN
                                                        FIDELITY(R)   FIDELITY(R)  FIDELITY(R)  SMALL CAP                 GALAXY VIP
                                                           VIP           VIP          VIP         VALUE      GREENWICH      ASSET
                                                      EQUITY-INCOME  CONTRAFUND(R)  OVERSEAS    SECURITIES  APPRECIATION  ALLOCATION
                                                      ------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-           $-           $-         $831       $1,387
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (5)          (3)           -            -           (7)           5
    Net realized gain (loss) on investments and
        capital gains distributions                           (4)           -            -            -            1          (14)
    Net unrealized appreciation (depreciation) of
        investments                                           63           51            -            -          (46)        (136)
                                                      ------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            54           48            -            -          (52)        (145)

Changes from principal transactions:
    Purchase payments                                      1,658        1,001            -            -            5          105
    Contract distributions and terminations                  (10)          (2)           -            -          (44)         (76)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  247          136            -            -          (17)         (11)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -            -            -            -
                                                      ------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             1,895        1,135            -            -          (56)          18
                                                      ------------------------------------------------------------------------------
Total increase (decrease)                                  1,949        1,183            -            -         (108)        (127)
                                                      ------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                            1,949        1,183            -            -          723        1,260

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (53)         (35)           -            -            -            4
    Net realized gain (loss) on investments and
        capital gains distributions                       (1,606)         (35)           -            -          (11)        (192)
    Net unrealized appreciation (depreciation) of
        investments                                           62         (331)           -           (3)        (130)         (40)
                                                      ------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                        (1,597)        (401)           -           (3)        (141)        (228)

Changes from principal transactions:
    Purchase payments                                     12,283        3,038            9           20           15            1
    Contract distributions and terminations                 (287)         (57)           -            -           (5)         (25)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               11,503          675            -            -           (3)        (377)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -            -            -            -
                                                      ------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            23,499        3,656            9           20            7         (401)
                                                      ------------------------------------------------------------------------------
Total increase (decrease)                                 21,902        3,255            9           17         (134)        (629)
                                                      ------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                          $23,851       $4,438           $9          $17         $589         $631
                                                      ==============================================================================

SEE ACCOMPANYING NOTES.



                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                                 GALAXY VIP   GALAXY VIP
                                                                    GALAXY VIP      HIGH        SMALL      ING GET      ING GET
                                                       GALAXY VIP   GROWTH AND    QUALITY      COMPANY       FUND -       FUND -
                                                         EQUITY       INCOME        BOND        GROWTH      SERIES N     SERIES P
                                                      ------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                             $1,071        $ 284          $78          $72           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (20)          (4)           5           (1)          28          (79)
    Net realized gain (loss) on investments and
        capital gains distributions                          (45)          (9)           1           (1)          72            -
    Net unrealized appreciation (depreciation) of
        investments                                         (162)         (14)           1            1          661          293
                                                      ------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (227)         (27)           7           (1)         761          214

Changes from principal transactions:
    Purchase payments                                         87           48           33            9        1,687        6,196
    Contract distributions and terminations                  (87)         (11)          (4)           -         (135)        (202)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  (37)         (93)          38            4       28,555      146,837
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -            -            -            -
                                                      ------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               (37)         (56)          67           13       30,107      152,831
                                                      ------------------------------------------------------------------------------
Total increase (decrease)                                   (264)         (83)          74           12       30,868      153,045
                                                      ------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                              807          201          152           84       30,868      153,045

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (11)          (2)           4           (1)        (225)      (1,613)
    Net realized gain (loss) on investments and
        capital gains distributions                          (84)          (5)           2           (7)           1          (70)
    Net unrealized appreciation (depreciation) of
        investments                                         (126)         (42)           3          (23)        (538)       1,644
                                                      ------------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (221)         (49)           9          (31)        (762)         (39)

Changes from principal transactions:
    Purchase payments                                         15            4            -           12           (8)        (437)
    Contract distributions and terminations                  (33)         (14)          (4)          (5)        (792)      (3,496)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  (81)         (20)         (27)          (3)        (645)      (5,227)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -            -            -            -
                                                      ------------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               (99)         (30)         (31)           4       (1,445)      (9,160)
                                                      ------------------------------------------------------------------------------
Total increase (decrease)                                   (320)         (79)         (22)         (27)      (2,207)      (9,199)
                                                      ------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $487         $122         $130          $57      $28,661     $143,846
                                                      ==============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                        ING GET      ING GET      ING GET     ING GET      ING GET
                                                         FUND -       FUND -      FUND -       FUND -       FUND -      ING ALGER
                                                        SERIES Q     SERIES R    SERIES S     SERIES T     SERIES U      GROWTH
                                                      -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-           $-          $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -            -            -           -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            -            -            -           -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                            -            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -            -            -           -            -            -

Changes from principal transactions:
    Purchase payments                                          -            -            -           -            -            -
    Contract distributions and terminations                    -            -            -           -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                1,904            -            -           -            -            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             1,904            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                  1,904            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                            1,904            -            -           -            -            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             335          320         (132)       (298)           -            -
    Net realized gain (loss) on investments and
        capital gains distributions                           (3)          48          (15)          8            -            -
    Net unrealized appreciation (depreciation) of
        investments                                          217        1,356        1,013       2,300            -           (4)
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           549        1,724          866       2,010            -           (4)

Changes from principal transactions:
    Purchase payments                                      2,717        2,413        3,067       6,518          466           43
    Contract distributions and terminations               (2,304)      (2,081)      (1,591)       (152)           -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net              166,163      168,470      216,928     229,572          582            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                           166,576      168,802      218,404     235,938        1,048           43
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                167,125      170,526      219,270     237,948        1,048           39
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                         $169,029     $170,526     $219,270    $237,948       $1,048          $39
                                                      =============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                          ING                   ING MFS(R)     ING MFS(R)
                                                        AMERICAN                  CAPITAL      CAPITAL
                                                        CENTURY      ING J.P.  OPPORTUNITIES OPPORTUNITIES   ING MFS(R)  ING OPCAP
                                                       SMALL CAP    MORGAN MID   (INITIAL       (SERVICE      GLOBAL      BALANCED
                                                         VALUE      CAP VALUE     CLASS)         CLASS)       GROWTH       VALUE
                                                      -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-           $-          $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -            -           (2)          -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            -            -           (2)          -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                            -            -           48           -            -            -
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -            -           44           -            -            -

Changes from principal transactions:
    Purchase payments                                          -            -          625           -            -            -
    Contract distributions and terminations                    -            -           (3)          -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -            -           32           -            -            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -            -          654           -            -            -
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                      -            -          698           -            -            -
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -            -          698           -            -            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -            -          (17)          -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            -           (4)         (59)          -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                            -            7         (329)        (13)           -           (5)
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -            3         (405)        (13)           -           (5)

Changes from principal transactions:
    Purchase payments                                          2          140          717          85           66          131
    Contract distributions and terminations                    -            -          (25)          -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -          158          295           -            9            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -            -           -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 2          298          987          85           75          131
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                      2          301          582          72           75          126
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                               $2         $301       $1,280         $72          $75         $126
                                                      =============================================================================

SEE ACCOMPANYING NOTES.

                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                       ING     ING SALOMON                ING T. ROWE   ING UBS
                                                        ING PIMCO    SALOMON      BROS.      ING SCUDDER    PRICE       TACTICAL
                                                         TOTAL        BROS.     INVESTORS   INTERNATIONAL   GROWTH       ASSET
                                                         RETURN      CAPITAL      VALUE        GROWTH       EQUITY     ALLOCATION
                                                      -----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-          $-           $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -            -           -            -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            -            -           -            -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                            -            -           -            -            -            -
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -            -           -            -            -            -

Changes from principal transactions:
    Purchase payments                                          -            -           -            -            -            -
    Contract distributions and terminations                    -            -           -            -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -            -           -            -            -            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -            -           -            -            -            -
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                      -            -           -            -            -            -
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -            -           -            -            -            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              13            -           -            -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                            1            -           -            -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                           (5)           -           -            -          (19)           -
                                                      -----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             9            -           -            -          (19)           -

Changes from principal transactions:
    Purchase payments                                        585            9           4            7          163            -
    Contract distributions and terminations                    -            -           -            -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   (1)           -           -            -            -            2
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      -----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               584            9           4            7          163            2
                                                      -----------------------------------------------------------------------------
Total increase (decrease)                                    593            9           4            7          144            2
                                                      -----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $593           $9          $4           $7         $144           $2
                                                      =============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                        ING VAN      ING VP                                  ING VP       ING VP
                                                         KAMPEN     WORLDWIDE       ING VP        ING VP    INDEX PLUS   INDEX PLUS
                                                        COMSTOCK     GROWTH          BOND         GROWTH     LARGECAP      MIDCAP
                                                      ----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-      $ 5,554          $-           $-           $-          $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -         (237)          -            -            2          (2)
    Net realized gain (loss) on investments and
        capital gains distributions                            -       (1,558)          -            -           (4)         (5)
    Net unrealized appreciation (depreciation) of
        investments                                            -         (466)          -            -           21          35
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             -       (2,261)          -            -           19          28

Changes from principal transactions:
    Purchase payments                                          -       12,903           -            -          834         684
    Contract distributions and terminations                    -         (485)          -            -            -           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                    -        4,303           -            -          (41)        108
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -           -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                 -       16,721           -            -          793         792
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                      -       14,460           -            -          812         820
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                -       20,014           -            -          812         820

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               2         (536)      1,106            -          (31)        (48)
    Net realized gain (loss) on investments and
        capital gains distributions                            -       (2,830)        134            -         (505)       (505)
    Net unrealized appreciation (depreciation) of
        investments                                            7       (4,792)       (195)          (5)        (104)       (180)
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             9       (8,158)      1,045           (5)        (640)       (733)

Changes from principal transactions:
    Purchase payments                                      1,591       15,820      11,426           51        3,070       4,161
    Contract distributions and terminations                  (13)        (673)       (720)           -          (85)        (74)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  150          355      37,839            -        1,432       1,735
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -           -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             1,728       15,502      48,545           51        4,417       5,822
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                  1,737        7,344      49,590           46        3,777       5,089
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                           $1,737      $27,358     $49,590          $46       $4,589      $5,909
                                                      ============================================================================

SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                         ING VP      ING VP       ING VP                   ING VP       ING VP
                                                       INDEX PLUS     SMALL       VALUE       ING VP       GROWTH    INTERNATIONAL
                                                        SMALLCAP     COMPANY   OPPORTUNITY  CONVERTIBLE  OPPORTUNITIES   VALUE
                                                      ----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-          $-           $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (2)           -          (1)          (4)         (27)           -
    Net realized gain (loss) on investments and
        capital gains distributions                           (2)           -          (1)           5         (189)           -
    Net unrealized appreciation (depreciation) of
        investments                                           55            -           -            2            3            -
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            51            -          (2)           3         (213)           -

Changes from principal transactions:
    Purchase payments                                        489            -         289          146        3,287            -
    Contract distributions and terminations                    -            -           -            -          (61)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  140            -          11           45        2,206            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               629            -         300          191        5,432            -
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                    680            -         298          194        5,219            -
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                              680            -         298          194        5,219            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (32)           -         (12)          12         (170)           -
    Net realized gain (loss) on investments and
        capital gains distributions                         (394)          (5)        (45)         (15)        (662)           -
    Net unrealized appreciation (depreciation) of
        investments                                          (90)         (53)       (250)         (53)      (2,425)         (10)
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (516)         (58)       (307)         (56)      (3,257)         (10)

Changes from principal transactions:
    Purchase payments                                      3,269          237         981          673        6,716           52
    Contract distributions and terminations                  (43)           -         (24)         (11)        (246)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  615          (23)        138          234        1,486            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             3,841          214       1,095          896        7,956           52
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                  3,325          156         788          840        4,699           42
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                           $4,005         $156      $1,086       $1,034       $9,918          $42
                                                      ============================================================================



SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                         ING VP
                                                         LARGE      ING VP                      ING VP      ING VP    INVESCO VIF
                                                        COMPANY     LARGECAP      ING VP        MIDCAP     SMALLCAP   - FINANCIAL
                                                         VALUE       GROWTH      MAGNACAP  OPPORTUNITIES OPPORTUNITIES  SERVICES
                                                      ----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-          $-           $-           $-          $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (1)          (2)         (6)           -          (80)          5
    Net realized gain (loss) on investments and
        capital gains distributions                            2            -          (8)           -         (918)         25
    Net unrealized appreciation (depreciation) of
        investments                                            4            3          20            -          297          33
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                             5            1           6            -         (701)         63

Changes from principal transactions:
    Purchase payments                                        343          488       3,746            -        8,651         822
    Contract distributions and terminations                   (1)           -        (117)           -         (133)         (4)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                 (191)          44       1,767            -        6,620       1,523
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -           -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               151          532       5,396            -       15,138       2,341
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                    156          533       5,402            -       14,437       2,404
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                              156          533       5,402            -       14,437       2,404

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (1)          (9)        (96)           -         (493)        (96)
    Net realized gain (loss) on investments and
        capital gains distributions                          (40)        (292)       (437)           -       (1,185)     (1,999)
    Net unrealized appreciation (depreciation) of
        investments                                         (163)         (52)     (2,222)          (4)     (12,282)       (590)
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (204)        (353)     (2,755)          (4)     (13,960)     (2,685)

Changes from principal transactions:
    Purchase payments                                        575          719       7,453           16       24,037      11,708
    Contract distributions and terminations                  (15)         (40)       (335)           -         (584)       (419)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  446          147       2,573            -        6,188      11,933
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -           -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             1,006          826       9,691           16       29,641      23,222
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                    802          473       6,936           12       15,681      20,537
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $958       $1,006     $12,338          $12      $30,118     $22,941
                                                      ============================================================================



SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                                                         JANUS ASPEN    JANUS
                                                       INVESCO VIF   INVESCO                JANUS ASPEN     SERIES      ASPEN
                                                        - HEALTH       VIF -   INVESCO VIF     SERIES      FLEXIBLE     SERIES
                                                        SCIENCES     LEISURE   - UTILITIES    BALANCED      INCOME      GROWTH
                                                      ----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-          $-           $-           $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              22            -           3            -            -            -
    Net realized gain (loss) on investments and
        capital gains distributions                           16            -           4            -            -            -
    Net unrealized appreciation (depreciation) of
        investments                                          (81)           -          (6)           -            -            -
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           (43)           -           1            -            -            -

Changes from principal transactions:
    Purchase payments                                      1,234            -         325            -            -            -
    Contract distributions and terminations                  (55)           -           -            -            -            -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                9,654            -         638            -            -            -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            10,833            -         963            -            -            -
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                 10,790            -         964            -            -            -
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                           10,790            -         964            -            -            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                            (434)         (40)        (28)           6            5           (1)
    Net realized gain (loss) on investments and
        capital gains distributions                       (4,162)        (157)       (205)          (3)           -            -
    Net unrealized appreciation (depreciation) of
        investments                                       (1,617)          16        (198)         (29)          10          (32)
                                                      ----------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                        (6,213)        (181)       (431)         (26)          15          (33)

Changes from principal transactions:
    Purchase payments                                     14,819        4,483       2,753          548          270          225
    Contract distributions and terminations               (1,044)         (74)       (128)          (2)          (1)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               12,206        1,869       4,625          (24)          (1)           -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -            -            -
                                                      ----------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            25,981        6,278       7,250          522          268          225
                                                      ----------------------------------------------------------------------------
Total increase (decrease)                                 19,768        6,097       6,819          496          283          192
                                                      ----------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                          $30,558       $6,097      $7,783         $496         $283         $192
                                                      ============================================================================



SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                       JANUS ASPEN                                         PIMCO
                                                         SERIES    OPPENHEIMER OPPENHEIMER               STOCKSPLUS     PIONEER
                                                       WORLDWIDE     GLOBAL     STRATEGIC   PIMCO HIGH   GROWTH AND  EQUITY-INCOME
                                                         GROWTH    SECURITIES      BOND        YIELD       INCOME        VCT
                                                      ---------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-           $-          $-     $162,857    $258,484           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (2)           -           -       12,879       5,699            -
    Net realized gain (loss) on investments and
        capital gains distributions                           (4)           -           -      (12,967)    (21,014)           -
    Net unrealized appreciation (depreciation) of
        investments                                           64            -           -          448     (20,466)           -
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            58            -           -          360     (35,781)           -

Changes from principal transactions:
    Purchase payments                                      1,166            -           -       56,951      34,841            -
    Contract distributions and terminations                   (7)           -           -      (12,056)    (11,973)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   81            -           -       28,231      (4,506)           -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             1,240            -           -       73,126      18,362            -
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                  1,298            -           -       73,486     (17,419)           -
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                            1,298            -           -      236,343     241,065            -

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (40)          (1)          -       16,659       1,636            2
    Net realized gain (loss) on investments and
        capital gains distributions                         (682)          (6)         (1)     (18,706)    (63,970)           -
    Net unrealized appreciation (depreciation) of
        investments                                         (169)         (38)          1       (3,581)     10,124          (21)
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (891)         (45)          -       (5,628)    (52,210)         (19)

Changes from principal transactions:
    Purchase payments                                      3,277          273          51       55,612      25,548          198
    Contract distributions and terminations                 (141)          (3)          -      (15,056)    (10,918)           -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   (9)         (20)        (35)      33,966     (21,848)           -
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -            -           -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             3,127          250          16       74,522      (7,218)         198
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                  2,236          205          16       68,894     (59,428)         179
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                           $3,534         $205         $16     $305,237    $181,637         $179
                                                      ===========================================================================


SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                    PIONEER      PIONEER
                                                       PIONEER      MID-CAP       SMALL     PROFUND VP   PROFUND VP  PROFUND VP
                                                       FUND VCT    VALUE VCT   COMPANY VCT     BULL      EUROPE 30    SMALL-CAP
                                                      ---------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                 $-          $-           $-           $-          $-           $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                               -          (4)          (3)         (82)        (88)         (94)
    Net realized gain (loss) on investments and
        capital gains distributions                            3           -           (7)        (640)     (4,198)      (1,538)
    Net unrealized appreciation (depreciation) of
        investments                                           20          97           49          214          83          141
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                            23          93           39         (508)     (4,203)      (1,491)

Changes from principal transactions:
    Purchase payments                                      1,074         620          857        3,580       1,157        2,754
    Contract distributions and terminations                   (6)         (6)           -         (153)       (293)        (281)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                1,184       4,432           42       17,664       9,651       18,986
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             2,252       5,046          899       21,091      10,515       21,459
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                  2,275       5,139          938       20,583       6,312       19,968
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                            2,275       5,139          938       20,583       6,312       19,968

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                             (98)       (478)         (39)        (488)       (191)        (628)
    Net realized gain (loss) on investments and
        capital gains distributions                       (1,493)         76          (35)      (7,045)     (1,793)      (6,274)
    Net unrealized appreciation (depreciation) of
        investments                                       (1,359)     (6,968)        (577)      (1,022)       (425)      (1,582)
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                        (2,950)     (7,370)        (651)      (8,555)     (2,409)      (8,484)

Changes from principal transactions:
    Purchase payments                                     10,991      22,661        2,180        5,734       2,797       11,484
    Contract distributions and terminations                 (339)     (1,418)         (56)      (1,352)       (941)      (4,103)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               10,087      34,050        1,006       14,855       9,868       19,747
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            20,739      55,293        3,130       19,237      11,724       27,128
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                 17,789      47,923        2,479       10,682       9,315       18,644
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                          $20,064     $53,062       $3,417      $31,265     $15,627      $38,612
                                                      ===========================================================================



SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                                   PRUDENTIAL               PUTNAM VT                  SMITH
                                                                  SP JENNISON   PUTNAM VT INTERNATIONAL                BARNEY
                                                       PRUDENTIAL INTERNATIONAL GROWTH AND  GROWTH AND   PUTNAM VT      HIGH
                                                       JENNISON      GROWTH       INCOME      INCOME     VOYAGER II    INCOME
                                                      ---------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                            $ 7,732     $ 2,720           $-           $-          $-        $ 446
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                            (407)       (126)          (1)          (2)         (1)          44
    Net realized gain (loss) on investments and
        capital gains distributions                       (5,401)     (3,123)          (1)          (4)          -          (32)
    Net unrealized appreciation (depreciation) of
        investments                                        2,985         418           13           16          46          (32)
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                        (2,823)     (2,831)          11           10          45          (20)

Changes from principal transactions:
    Purchase payments                                     16,595       7,856          450          488         456            -
    Contract distributions and terminations                 (945)       (448)           -            -          (1)         (25)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               25,432       4,013           (6)         106          77          (31)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                            41,082      11,421          444          594         532          (56)
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                 38,259       8,590          455          604         577          (76)
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                           45,991      11,310          455          604         577          370

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                            (821)       (297)           -          (29)        (20)          77
    Net realized gain (loss) on investments and
        capital gains distributions                      (12,816)     (2,827)         (30)         (12)         (8)         (33)
    Net unrealized appreciation (depreciation) of
        investments                                       (2,790)       (897)        (254)        (412)       (431)         (62)
                                                      ---------------------------------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                       (16,427)     (4,021)        (284)        (453)       (459)         (18)

Changes from principal transactions:
    Purchase payments                                     16,384       7,906        1,270        2,192       1,233            -
    Contract distributions and terminations               (2,130)       (550)         (94)         (25)        (19)         (17)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net               (6,070)        696          315          663         313          (16)
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -            -           -            -
                                                      ---------------------------------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                             8,184       8,052        1,491        2,830       1,527          (33)
                                                      ---------------------------------------------------------------------------
Total increase (decrease)                                 (8,243)      4,031        1,207        2,377       1,068          (51)
                                                      ---------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                          $37,748     $15,341       $1,662       $2,981      $1,645         $319
                                                      ===========================================================================


SEE ACCOMPANYING NOTES.


                     Golden American Life Insurance Company
                               Separate Account B

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (DOLLARS IN THOUSANDS)



                                                         SMITH
                                                        BARNEY       SMITH       SMITH
                                                      INTERNATIONAL  BARNEY      BARNEY        UBS
                                                        ALL CAP     LARGE CAP    MONEY       TACTICAL
                                                        GROWTH       VALUE       MARKET     ALLOCATION
                                                      --------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                               $455       $ 692         $156          $-
Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (5)         (1)         (12)         (2)
    Net realized gain (loss) on investments and
        capital gains distributions                            1          13            -          (4)
    Net unrealized appreciation (depreciation) of
        investments                                         (142)        (79)           -          46
                                                      --------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                          (146)        (67)         (12)         40

Changes from principal transactions:
    Purchase payments                                          -           -            -         718
    Contract distributions and terminations                   (4)        (15)        (241)          -
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                   (5)        (47)         318          29
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -           -
                                                      --------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                                (9)        (62)          77         747
                                                      --------------------------------------------------
Total increase (decrease)                                   (155)       (129)          65         787
                                                      --------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                              300         563          221         787

Increase (decrease) in net assets:
Operations:
    Net investment income (loss)                              (1)         11           (8)        (12)
    Net realized gain (loss) on investments and
        capital gains distributions                           (9)        (24)           -         (15)
    Net unrealized appreciation (depreciation) of
        investments                                          (67)       (133)           -        (299)
                                                      --------------------------------------------------
    Net increase (decrease) in net assets from
        operations                                           (77)       (146)          (8)       (326)

Changes from principal transactions:
    Purchase payments                                          -           -            -         768
    Contract distributions and terminations                   (3)         (9)        (174)        (87)
    Transfer payments from (to) other Divisions
        (including the fixed accounts), net                  (19)        (37)         104         406
    Additions to assets retained in the Account by
       Golden American Life Insurance Company                  -           -            -           -
                                                      --------------------------------------------------
    Increase (decrease) in net assets derived from
        principal transactions                               (22)        (46)         (70)      1,087
                                                      --------------------------------------------------
Total increase (decrease)                                    (99)       (192)         (78)        761
                                                      --------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                             $201        $371         $143      $1,548
                                                      ==================================================


SEE ACCOMPANYING NOTES.

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                                       86

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                                       87

                     Golden American Life Insurance Company
                               Separate Account B

                          Notes To Financial Statements

                                December 31, 2002

1. ORGANIZATION

Golden American Life Insurance Company Separate Account B (the "Account") was established by Golden American Life Insurance Company ("Golden American" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Golden American provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the Golden American guaranteed interest division, the Golden American fixed interest division, and the fixed separate account, which are not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business Golden American may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of Golden American. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Golden American.

During 2002, the Account had GoldenSelect Contracts, Granite PrimElite Contracts, SmartDesign Contracts, and ING Rollover Choice Contracts.
GoldenSelect Contracts sold by Golden American during 2002 included DVA Plus, Access, Premium Plus, ESII, Value, Access One, Landmark, and Generations Contracts. SmartDesign Contracts included Variable Annuity ("VA") and Advantage Contracts.

The Account discontinued offering DVA 80 Contracts in May 1991 and discontinued registering DVA and DVA Series 100 Contracts for sale to the public as of May 1, 2000.

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)





1. ORGANIZATION (CONTINUED)

The Account also includes The Fund For Life Division, which is not included in the accompanying financial statements, and which ceased to accept new Contracts effective December 31, 1994.

At December 31, 2002, the Account had 151 investment divisions (the "Divisions") 44 of which invest in independently managed mutual funds and 107 of which invest in mutual funds managed by affiliates, either Direct Services, Inc., ING Investments, LLC, or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated series ("Series," which may also be referred to as "Portfolio" or "Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2002 and related Trusts are as follows:


The GCG Trust:                                      The GCG Trust (continued):
   All Cap Series                                      Global Franchise Series (S Class) **
   All Cap Advisor Series **                           Global Franchise Advisor Series **
   Asset Allocation Growth Series                      Growth Series
   Capital Growth Series                               Growth Advisor Series **
   Capital Growth Advisor Series **                    Hard Assets Series
   Capital Guardian Small Cap Series                   Hard Assets Advisor Series **
   Capital Guardian Small Cap Advisor Series **        International Enhanced EAFE Series (S Class) **
   Core Bond Series                                    International Enhanced EAFE Advisor Series **
   Core Bond Advisor Series **                         International Equity Series
   Developing World Series                             International Equity Advisor Series **
   Developing World Advisor Series **                  Internet Tollkeeper Series
   Diversified Mid-Cap Series                          Internet Tollkeeper Advisor Series **
   Diversified Mid-Cap Advisor Series **               Investors Series
   Equity Growth Series (S Class) **                   Investors Advisor Series **
   Equity Growth Series Advisor Series **              J.P. Morgan Fleming Small Cap Equity Series (S Class) **
   Equity Income Series                                J.P. Morgan Fleming Small Cap Equity Advisor Series **
   Equity Income Advisor Series **                     Janus Growth and Income Series
   Equity Opportunity Series                           Janus Growth and Income Advisor Series **
   Equity Opportunity Series Advisor Series **         Large Cap Value Series
   Focus Value Series (S Class) **                     Large Cap Value Advisor Series **
   Focus Value Series Advisor Series **                Limited Maturity Bond Series
   Fully Managed Series                                Liquid Asset Series
   Fully Managed Advisor Series **                     Liquid Asset Advisor Series **
   Fundamental Growth Focus Series (S Class) **        Managed Global Series
   Fundamental Growth Advisor Series **                Managed Global Advisor Series **


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


1.  ORGANIZATION (CONTINUED)

The GCG Trust (continued):                                      ING GET Fund:
   Mid-Cap Growth Series                                           ING GET Fund - Series N *
   Mid-Cap Growth Advisor Series **                                ING GET Fund - Series P *
   Real Estate Series                                              ING GET Fund - Series Q **
   Real Estate Advisor Series **                                   ING GET Fund - Series R **
   Research Series                                                 ING GET Fund - Series S **
   Research Advisor Series **                                      ING GET Fund - Series T **
   Special Situations Series                                       ING GET Fund - Series U **
   Special Situations Advisor Series **                         ING Partners, Inc.:
   Strategic Equity Series                                         ING Alger Growth Portfolio (Service Class) **
   Strategic Equity Advisor Series **                              ING American Century Small Cap Value Portfolio (Service Class) **
   Total Return Series                                             ING J.P. Morgan Mid Cap Value Portfolio (Service Class) **
   Total Return Advisor Series **                                  ING MFS(R)Capital Opportunities Portfolio (Initial Class) *
   Value Equity Series                                             ING MFS(R)Capital Opportunities Portfolio (Service Class) **
   Value Equity Advisor Series **                                  ING MFS(R)Global Growth Portfolio (Service Class) **
   Van Kampen Growth and Income Series                             ING OpCap Balanced Value Portfolio (Service Class) **
   Van Kampen Growth & Income Advisor Series **                    ING PIMCO Total Return Portfolio (Service Class) **
AIM Variable Insurance Funds:                                      ING Salomon Bros. Capital Portfolio (Service Class) **
   AIM V.I. Dent Demographic Trends Fund (Class II Shares) *       ING Salomon Bros. Investors Value Portfolio (Service Class) **
   AIM V.I. Growth Fund (Series II) *                              ING Scudder International Growth Portfolio (Service Class) **
   AIM V.I. Capital Appreciation Fund (Series II) **               ING T. Rowe Price Growth Equity Portfolio (Service Class) **
   AIM V.I. Core Equity Fund (Series II) **                        ING UBS Tactical Asset Allocation Portfolio (Service Class) **
   AIM V.I. Premier Equity Fund (Series II) **                     ING Van Kampen Comstock Portfolio (Service Class) **
Alliance Variable Products Series Fund, Inc.:                   ING Variable Insurance Trust:
   Alliance Bernstein Value Portfolio (Class B) *                  ING VP Worldwide Growth Portfolio (Service Shares)
   Alliance Growth and Income Portfolio (Class B) *             ING VP Bond Portfolio:
   Alliance Premier Growth Portfolio (Class B) *                   ING VP Bond Portfolio (Class S Shares) **
Fidelity(R)Variable Insurance Products Fund:                    ING Variable Portfolios, Inc.:
   Fidelity(R) VIP Growth Portfolio  (Service Class 2) *           ING VP Growth Portfolio (S Class) **
   Fidelity(R) VIP Equity-Income  Portfolio (Service Class 2) *    ING VP Index Plus LargeCap  Portfolio  (Class S) *
   Fidelity(R) VIP  Contrafund(R)Portfolio  (Service Class 2) *    ING VP Index Plus MidCap Portfolio (Class S) *
   Fidelity(R) VIP Overseas  Portfolio  (Service  Class 2) **      ING VP Index Plus SmallCap Portfolio (Class S) *
Franklin Templeton Variable Insurance Products Trust:              ING VP Small Company Portfolio (Class S) **
   Franklin Small Cap Value Securities Fund (Class 2) **           ING VP Value Opportunity Portfolio (Class S) *
Greenwich Street Series Fund:                                   ING Variable Products Trust:
   Greenwich Appreciation Portfolio                                ING VP Convertible Portfolio (Class S) *
The Galaxy VIP Fund:                                               ING VP Growth Opportunities Portfolio (Service Shares) *
   Galaxy VIP Asset Allocation Fund                                ING VP International Value Portfolio (Class S) **
   Galaxy VIP Equity Fund                                          ING VP Large Company Value Portfolio (Class S) *
   Galaxy VIP Growth and Income Fund                               ING VP LargeCap Growth Portfolio (Class S) *
   Galaxy VIP High Quality Bond Fund                               ING VP MagnaCap Portfolio (Service Shares) *
   Galaxy VIP Small Company Growth Fund                            ING VP MidCap Opportunities Portfolio (Class S) **

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


1.  ORGANIZATION (CONTINUED)

ING Variable Products Trust (continued):                                 ProFunds VP:
   ING VP SmallCap Opportunities Portfolio (Service Shares) *               ProFund VP Bull *
INVESCO Variable  Investment Funds,  Inc.:                                  ProFund VP Europe 30 *
   INVESCO VIF - Financial  Services  Fund *                                ProFund  VP  Small-Cap  *
   INVESCO  VIF - Health Sciences Fund *                                 Prudential  Series Fund, Inc.:
   INVESCO VIF - Leisure Fund **                                            Prudential  Jennison Portfolio (Class II Shares)
   INVESCO VIF - Utilities Fund*                                            Prudential SP Jennison International Growth
Janus Aspen  Series:                                                           Portfolio  (Class II Shares)
   Janus Aspen Series  Balanced Portfolio  (Service  Class) **           Putnam  Variable  Trust:
   Janus  Aspen  Series Flexible  Income  Portfolio  (Service  Class) **    Putnam VT Growth  and Income (Class IB) *
   Janus Aspen Series Growth Portfolio (Service Class) **                   Putnam VT International  Growth and Income  (Class IB) *
   Janus Aspen  Series  Worldwide Growth Portfolio (Service Class) *        Putnam VT Voyager Fund II (Class IB) *
Oppenheimer Variable Accounts Fund:                                      Travelers Series Fund Inc.:
   Oppenheimer Global Securities Fund/VA (Service Class) **                 Smith Barney High Income Portfolio
   Oppenheimer Strategic Bond Fund/VA (Service Class) **                    Smith Barney International All Cap Growth Portfolio
PIMCO Variable Insurance Trust:                                             Smith Barney Large Cap Value Portfolio
   PIMCO High Yield Portfolio                                               Smith Barney Money Market Portfolio
   PIMCO StocksPLUS Growth and Income Portfolio                          UBS Series Trust:
Pioneer Variable Contracts Trust:                                           UBS Tactical Allocation Portfolio (Class I) *
   Pioneer Equity-Income VCT Portfolio (Class II) **
   Pioneer Fund VCT Portfolio (Class II Shares) *
   Pioneer Mid-Cap Value VCT Portfolio (Class II Shares) *
   Pioneer Small Company VCT Portfolio (Class II) *

*   Division was new in 2001.
**  Division was new in 2002.


The GCG Trust Market Manager Division was open for investment for only a brief period during 1994 and 1995. This Division is now closed and Contractowners are not permitted to direct their investments into this Division. On March 6, 2001, all remaining proceeds in the Market Manager Division were liquidated and Contractowner holdings were reallocated to the Liquid Asset Division as described in the Contract prospectus.

On April 27, 2001, following approval by it shareholders, all remaining proceeds in the GCG Trust Emerging Markets Division were liquidated and Contractowner holdings were reallocated to the GCG Trust Developing World Division as described in the Contract prospectus.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


1. ORGANIZATION (CONTINUED)

On December 14, 2001, the consolidation of the Warburg Pincus International Equity Portfolio into the GCG Trust International Equity Series took place at no cost to Contractowners. Shares of GCG Trust International Equity Series were substituted for shares of Warburg Pincus International Equity Portfolio.

The names of certain Divisions were changed during 2002. The following is a summary of current and former names for those Divisions:

               CURRENT NAME                                FORMER NAME
--------------------------------------------------------------------------------
ING MFS(R)Capital Opportunities             PPI MFS Capital Opportunities
ING VP Worldwide Growth                     Pilgrim Worldwide Growth
ING VP Index Plus LargeCap                  Aetna Index Plus LargeCap
ING VP Index Plus MidCap                    Aetna Index Plus MidCap
ING VP Index Plus SmallCap                  Aetna Index Plus SmallCap
ING VP Value Opportunity                    Aetna Value Opportunity
ING VP Convertible                          Pilgrim Convertible
ING VP Growth Opportunities                 Pilgrim Growth Opportunities
ING VP Large Company Value                  Pilgrim Growth and Income
ING VP LargeCap Growth                      Pilgrim LargeCap Growth
ING VP MagnaCap                             Pilgrim MagnaCap
ING VP SmallCap Opportunities               Pilgrim SmallCap Opportunities

2. SIGNIFICANT ACCOUNTING POLICIES

The  following  is a  summary  of the  significant  accounting  policies  of the
Account:

USE OF ESTIMATES

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS

Investments are made in shares of a Series or Portfolio of the Trusts and are recorded at fair value, determined by the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains from each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

FEDERAL INCOME TAXES

Operations of the Account form a part of, and are taxed with, the total operations of Golden American, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of Golden American.

TRANSFERS

Transfers between the Account and Golden American relate to gains and losses resulting from actual mortality experience, the full responsibility for which is assumed by Golden American, Contractowner transfers between the general account and the Divisions, and other Contractowner activity including contract deposits and withdrawals. Unsettled transactions as of the reporting date appear on a net basis in the line Payable to Golden American Life Insurance Company on the Statement of Assets and Liabilities.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES

Prior to February 1, 2000, DVA Plus, Access, and Premium Plus Contracts each had three different death benefit options referred to as Standard, Annual Ratchet, and 7% Solution; however, in the state of Washington, the 5.5% Solution is offered instead of the 7% Solution. After February 1, 2000, DVA Plus, Access and Premium Plus each had four different death benefit options referred to as Standard, Annual Ratchet, 7% Solution and Max 7. Granite PrimElite has two death benefit options referred to as Standard and Annual Ratchet. Golden American discontinued external sales of DVA 80 in May 1991. Golden American has also discontinued external sales of DVA 100, DVA Series 100, and Granite PremElite.

Under the terms of all Contracts, certain charges are allocated to the Contracts to cover Golden American's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES

Golden American assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

Daily charges deducted at annual rates to cover these risks follows:

SERIES                                                            ANNUAL RATES
                                                               -----------------

DVA 80                                                                0.80%
DVA                                                                   0.90
DVA Series 100                                                        1.25
DVA Plus (pre February 2000) - Standard                               1.10
DVA Plus (post January 2000) - Standard                               1.15
DVA Plus (post 2000) - Standard                                       1.15
DVA Plus (pre February 2000) - Annual Ratchet                         1.25
DVA Plus (pre February 2000) - 5.5% Solution                          1.25
DVA Plus (post January 2000) - 5.5% Solution                          1.25
DVA Plus (post 2000) - 5.5% Solution                                  1.30
DVA Plus (post January 2000) - Annual Ratchet                         1.30
DVA Plus (pre February 2000) - 7% Solution                            1.40

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

MORTALITY AND EXPENSE RISK CHARGES (CONTINUED)


 SERIES                                                           ANNUAL RATES
                                                               -----------------

DVA Plus (post January 2000) - Max 5.5                                  1.40%
DVA Plus (post 2000) - Annual Ratchet                                   1.40
DVA Plus (post 2000) - Max 5.5                                          1.45
DVA Plus (post January 2000) - 7% Solution                              1.50
DVA Plus (post 2000) - 7% Solution                                      1.50
DVA Plus (post January 2000) - Max 7                                    1.60
DVA Plus (post 2000) - Max 7                                            1.60
Access (pre February 2000) - Standard                                   1.25
Access (post January 2000) - Standard                                   1.30
Access (post 2000) - Standard                                           1.30
Access (pre February 2000) - Annual Ratchet                             1.40
Access (pre February 2000) - 5.5% Solution                              1.40
Access (post January 2000) - Annual Ratchet                             1.45
Access (post January 2000) - 5.5% Solution                              1.45
Access (post 2000) - 5.5% Solution                                      1.45
Access (pre February 2000) - 7% Solution                                1.55
Access (post January 2000) - Max 5.5                                    1.55
Access (post 2000) - Annual Ratchet                                     1.55
Access (post 2000) - Max 5.5                                            1.60
Access (post January 2000) - 7% Solution                                1.65
Access (post 2000) - 7% Solution                                        1.65
Access (post April 2001) - Standard                                     1.65
Access (post January 2000) - Max 7                                      1.75
Access (post 2000) - Max 7                                              1.75
Access (post April 2001) - 5.5% Solution                                1.80
Access (post April 2001) - Annual Ratchet                               1.90
Access (post April 2001) - Max 5.5                                      1.95
Access (post April 2001) - 7% Solution                                  2.00
Access (post April 2001) - Max 7                                        2.10
Premium Plus (pre February 2000) - Standard                             1.25
Premium Plus (post January 2000) - Standard                             1.30

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

MORTALITY AND EXPENSE RISK CHARGES (CONTINUED)

SERIES                                                           ANNUAL RATES
                                                                 ---------------

Premium Plus (post 2000) - Standard                                    1.30%
Premium Plus (pre February 2000) - Annual Ratchet                      1.40
Premium Plus (pre February 2000) - 5.5% Solution                       1.40
Premium Plus (post January 2000) - Annual Ratchet                      1.45
Premium Plus (post January 2000) - 5.5% Solution                       1.45
Premium Plus (post 2000) - 5.5% Solution                               1.45
Premium Plus (pre February 2000) - 7% Solution                         1.55
Premium Plus (post January 2000) - Max 5.5                             1.55
Premium Plus (post 2000) - Annual Ratchet                              1.55
Premium Plus (post 2000) - Max 5.5                                     1.60
Premium Plus (post January 2000) - 7% Solution                         1.65
Premium Plus (post 2000) - 7% Solution                                 1.65
Premium Plus (post January 2000) - Max 7                               1.75
Premium Plus (post 2000) - Max 7                                       1.75
ES II (pre 2001)                                                       1.25
ES II (post 2000) - Standard                                           1.25
ES II (post 2000) - Deferred Ratchet                                   1.30
ES II (post 2000) - 5.5% Solution                                      1.40
ES II (post 2000) - Annual Ratchet                                     1.50
ES II (post 2000) - Max 5.5                                            1.55
ES II (post 2000) - 7% Solution                                        1.60
ES II (post 2000) - Max 7                                              1.70
Value - Standard                                                       0.75
Access One                                                             0.35
Granite PrimElite - Standard                                           1.10
Granite PrimElite - Annual Ratchet                                     1.25
Generations - Standard                                                 1.25
Generations - Deferred Ratchet                                         1.30
Generations - Annual Ratchet                                           1.50
Generations - 7% Solution                                              1.60
Generations - Max 7                                                    1.70
Landmark - Standard                                                    1.50

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

MORTALITY AND EXPENSE RISK CHARGES (CONTINUED)

SERIES                                                            ANNUAL RATES
                                                               -----------------

Landmark - 5.5% Solution                                              1.65%
Landmark - Annual Ratchet                                             1.75
Landmark - Max 5.5                                                    1.80
Landmark - 7% Solution                                                1.85
Landmark - Max 7                                                      1.95
VA Option I                                                           0.80
VA Option II                                                          1.10
VA Option III                                                         1.25
VA Bonus Option I                                                     1.30
VA Bonus Option II                                                    1.60
VA Bonus Option III                                                   1.75
Advantage Option I                                                    2.05
Advantage Option II                                                   2.25
Advantage Option III                                                  2.30
Rollover Choice Option I                                              0.60
Rollover Choice Option II                                             0.80
Rollover Choice Option III                                            0.95

ASSET BASED ADMINISTRATIVE CHARGES

A daily charge at an annual rate of 0.10% is deducted from assets attributable to DVA and DVA Series 100 Contracts. A daily charge at an annual rate of 0.15% is deducted from the assets attributable to the DVA Plus, Access, Premium Plus, ESII, Value, Access One, Granite PrimElite, Generations, Landmark, VA, Advantage, and Rollover Choice Contracts.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


 3. CHARGES AND FEES (CONTINUED)

ADMINISTRATIVE CHARGES

An administrative charge is deducted from the accumulation value of deferred annuity Contracts to cover ongoing administrative expenses. The charge is $30 per Contract year for ES II, Value, VA, Advantage, and Rollover Choice Contracts. For DVA Series 100 and Access One Contracts there is no charge. For all other Contracts the charge is $40. The charge is incurred at the beginning of the Contract processing period and deducted at the end of the Contract processing period. This charge had been waived for certain offerings of the Contracts.

For certain Contracts, a minimum death benefit guarantee charge of up to $1.20 per $1,000 of guaranteed death benefit per Contract year is deducted from the accumulation value of each Contract on its anniversary date.

CONTINGENT DEFERRED SALES CHARGES

Under DVA 80, DVA, DVA Plus, Premium Plus, ES II, Value, Granite PrimElite, Landmark, VA, Advantage, and Rollover Choice Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken. The following table reflects the Surrender Charge that is assessed based upon the date a premium payment is received.


  COMPLETE YEARS                 GRANITE
  ELAPSED SINCE         DVA     PRIMELITE
 PREMIUM PAYMENT        80          &       PREMIUM       ES II &                                              ROLLOVER
                      & DVA      DVA PLUS     PLUS     GENERATIONS   VALUE    ADVANTAGE     LANDMARK   VA       CHOICE
-------------------- -------- ------------ ---------- ------------- -------- ------------ ------------ ------ ----------
        0               6%        7%            8%          8%          6%         6%           6%      7%        6%
        1               5         7             8           7           6          5            5       7         6
        2               4         6             8           6           6          4            4       6         5
        3               3         5             8           5           5          -            3       6         4
        4               2         4             7           4           4          -            -       5         3
        5               1         3             6           3           3          -            -       4         2
        6               -         1             5           2           1          -            -       3         1
        7               -         -             3           1           -          -            -       -         -
        8               -         -             1           -           -          -            -       -         -
       9+               -         -             -           -           -          -            -       -         -
-------------------- -------- ------------ ---------- ------------- -------- ------------ ------------ ------ ----------


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

OTHER CONTRACT CHARGES

Under DVA 80, DVA, and DVA Series 100 Contracts, a charge is deducted from the accumulation value for Contractowners taking more than one conventional partial withdrawal during a Contract year. For DVA 80 and DVA Contracts, annual distribution fees are deducted from the Contracts' accumulation values.

DEFERRED SALES LOAD

Under Contracts offered prior to October 1995, a sales load of up to 7.5% was assessed against each premium payment for sales-related expenses as specified in the Contracts. For DVA Series 100, the sales load is deducted in equal annual installments over the period the Contract is in force, not to exceed 10 years. For DVA 80 and DVA Contracts, although the sales load is chargeable to each premium when it is received by Golden American, the amount of such charge is initially advanced by Golden American to Contractowners and included in the accumulation value and then deducted in equal installments on each Contract anniversary date over a period of six years. Upon surrender of the Contract, the unamortized deferred sales load is deducted from the accumulation value. In addition, when partial withdrawal limits are exceeded, a portion of the unamortized deferred sales load is deducted.

PREMIUM TAXES

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the Contractowner's state of residence and currently ranges up to 3.5% of premiums.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


3. CHARGES AND FEES (CONTINUED)

FEES WAIVED BY GOLDEN AMERICAN

Certain charges and fees for various types of Contracts are currently waived by Golden American. Golden American reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.


NET ASSETS RETAINED IN THE ACCOUNT BY GOLDEN AMERICAN LIFE INSURANCE COMPANY

A summary of the net assets retained in the Account, representing the unamortized deferred sales load and premium taxes advanced by Golden American previously noted, follows:

                                               YEAR ENDED
                                      -----------------------------
                                           2002            2001
                                      --------------- -------------
                                        (DOLLARS IN THOUSANDS)

Balance at beginning of year              $ 135          $  813
Sales load advanced                           9              46
Amortization of deferred
   sales load and premium tax              (144)           (724)
                                      --------------- -------------
Balance at end of year                  $     -        $   135
                                      =============== =============

4.  RELATED PARTY TRANSACTIONS

During the year ended December 31, 2002, management and service fees were paid indirectly to Directed Services, Inc., an affiliate of the Company, in its capacity as investment manager to the GCG Trust. The Trust's advisory agreement provided for a fee at annual rates ranging from 0.53% to 1.85% of the average net assets of each respective Series. In addition, management and service fees were paid to ING Investments, LLC, in its capacity as investment adviser to the ING GET Fund, the ING Variable Insurance Trust, ING VP Bond Portfolio, ING Variable Portfolios, Inc., and the ING Variable Products Trust. The Trusts' advisory agreement provided for fees at annual rates ranging from 0.35% to 1.00% of the average net assets of each respective Portfolio. Management and service fees were paid to ING Life Insurance and Annuity Company, an affiliate of the Company, in its capacity as investment adviser to ING Partners, Inc. The Trust's advisory agreement provided for a fee at annual rates ranging from 0.50% to 1.00% of the average net assets of each respective Portfolio.

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments follows:




                                                                                YEAR ENDED DECEMBER 31
                                                                          2002                           2001
                                                             --------------------------------------------------------------
                                                               PURCHASES         SALES         PURCHASES        SALES
                                                             --------------------------------------------------------------
                                                                                (DOLLARS IN THOUSANDS)
The GCG Trust:
   All Cap                                                          $99,898        $62,269        $215,529         $18,161
   All Cap Advisor                                                      177              -               -               -
   Asset Allocation Growth                                           18,227         10,179          46,049             798
   Capital Growth                                                   271,861        306,181         150,331         150,151
   Capital Growth Advisor                                               154              -               -               -
   Capital Guardian Small Cap                                       830,463        842,708         474,975         410,116
   Capital Guardian Small Cap Advisor                                   320              -               -               -
   Core Bond                                                        332,380         34,599          96,443          23,096
   Core Bond Advisor                                                    995              -               -               -
   Developing World                                                 256,419        261,252         514,464         492,886
   Developing World Advisor                                              81              -               -               -
   Diversified Mid-Cap                                               58,638          6,680          51,740           5,350
   Diversified Mid-Cap Advisor                                          224              -               -               -
   Emerging Markets                                                       -              -          49,902          69,646
   Equity Growth                                                      5,244            623               -               -
   Equity Growth Advisor                                                480              -               -               -
   Equity Income                                                    166,618        101,344         216,341          81,506
   Equity Income Advisor                                                673             13               -               -
   Equity Opportunity                                               147,404        177,811         142,512         114,142
   Equity Opportunity Advisor                                            34              -               -               -
   Focus Value                                                        6,954            731               -               -
   Focus Value Advisor                                                   50              -               -               -
   Fully Managed                                                    383,713         62,233         377,005          90,177
   Fully Managed Advisor                                                946             34               -               -
   Fundamental Growth Focus                                           3,288            415               -               -
   Fundamental Growth Advisor                                           113              -               -               -
   Global Franchise                                                  19,859          4,824               -               -
   Global Franchise Advisor                                             744             42               -               -
   Growth                                                           922,370      1,085,634         838,003         854,786
   Growth Advisor                                                        97              -               -               -
   Hard Assets                                                      102,835         64,011          15,759          19,014
   Hard Assets Advisor                                                   95              -               -               -
   International Enhanced EAFE                                       18,536         13,290               -               -
   International Enhanced EAFE Advisor                                  166              -               -               -
   International Equity                                             684,796        688,451       1,288,757       1,304,170

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


                                                                                YEAR ENDED DECEMBER 31
                                                                          2002                           2001
                                                             --------------------------------------------------------------
                                                               PURCHASES         SALES         PURCHASES        SALES
                                                             --------------------------------------------------------------
                                                                                (DOLLARS IN THOUSANDS)
The GCG Trust (continued):
   International Equity Advisor                                       $ 254             $-             $ -             $ -
   Internet Tollkeeper                                               16,754          6,112           5,934             392
   Internet Tollkeeper Advisor                                           57              -               -               -
   Investors                                                         37,278          9,900          79,313           6,102
   Investors Advisor                                                    297              -               -               -
   J.P. Morgan Fleming Small Cap Equity                              10,549            557               -               -
   J.P. Morgan Fleming Small Cap Advisor                                520              -               -               -
   Janus Growth and Income                                           77,366         13,632          85,909           2,016
   Janus Growth and Income Advisor                                      602              -               -               -
   Large Cap Value                                                  137,118         37,870         192,419          13,495
   Large Cap Value Advisor                                              347              -               -               -
   Limited Maturity Bond                                            289,313        109,521         320,388         165,480
   Liquid Asset                                                   6,067,854      6,116,068       5,778,907       5,387,088
   Liquid Asset Advisor                                               3,353          1,553               -               -
   Managed Global Series                                            439,191        413,705         994,534         946,349
   Managed Global Advisor                                                51              -               -               -
   Market Manager                                                         -              -           3,388           8,410
   Mid-Cap Growth                                                   672,311        703,631         813,977         747,789
   Mid-Cap Growth Advisor                                               558              -               -               -
   Real Estate                                                      137,466         62,909          71,207          46,270
   Real Estate Advisor                                                  278              -               -               -
   Research                                                         171,313        231,552         208,240         178,793
   Research Advisor                                                     329              -               -               -
   Special Situations                                                11,468          6,198          21,339           1,778
   Special Situations Advisor                                            56              -               -               -
   Strategic Equity                                                 403,752        448,147         199,079         223,594
   Strategic Equity Advisor                                              79              -               -               -
   Total Return                                                     268,590        141,319         303,584          73,267
   Total Return Advisor                                               1,034             51               -               -
   Value Equity                                                     102,513         90,027         109,345          74,755
   Value Equity Advisor                                                 110              -               -               -
   Van Kampen Growth and Income                                      60,273        127,038          60,251          72,471
   Van Kampen Growth and Income Advisor                               1,031             31               -               -
AIM Variable Insurance Funds:
   AIM V.I. Dent Demographic Trends                                  16,368          5,241           3,649              90
   AIM V.I. Growth                                                      987            372             427               2
   AIM V.I. Capital Appreciation                                         34              -               -               -
   AIM V.I. Core Equity                                                  44              -               -               -
   AIM V.I. Premier Equity                                               87              -               -               -

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENT SECURITIES (CONTINUED)

                                                                                 YEAR ENDED DECEMBER 31
                                                                           2002                           2001
                                                              --------------------------------------------------------------
                                                                PURCHASES         SALES         PURCHASES        SALES
                                                              --------------------------------------------------------------
                                                                                 (DOLLARS IN THOUSANDS)
Alliance Variable Products Series Fund, Inc.:
   Alliance Bernstein Value                                          $ 2,631          $ 257           $ 648            $ 66
   Alliance Growth and Income                                          4,785            619           1,659              44
   Alliance Premier Growth                                             3,175          1,593           1,115              79
Fidelity(R)Variable Insurance Products Fund:
   Fidelity(R)VIP Growth                                               48,243         23,758             705              44
   Fidelity(R)VIP Equity-Income                                        62,498         39,048           1,945              55
   Fidelity(R)VIP Contrafund(R)                                         4,406            783           1,568             436
   Fidelity(R)VIP Overseas                                                  9              -               -               -
Franklin Templeton Variable Insurance Products Trust:
   Franklin Small Cap Value Securities                                    20              -               -               -
Greenwich Street Series Fund:
   Greenwich Appreciation                                                 81             74              54             116
The Galaxy VIP Fund:
   Galaxy VIP Asset Allocation                                            33            431             214             191
   Galaxy VIP Equity                                                      22            132             130             187
   Galaxy VIP Growth and Income                                            -             32              59             119
   Galaxy VIP High Quality Bond                                           32             58              90              18
   Galaxy VIP Small Company Growth                                        13             11              19               6
ING GET Fund:
   ING GET Fund - Series N                                               733          2,401          33,144           3,009
   ING GET Fund - Series P                                             6,579         18,769         152,998             246
   ING GET Fund - Series Q                                           182,185         15,241           1,904               -
   ING GET Fund - Series R                                           184,803         15,647               -               -
   ING GET Fund - Series S                                           227,944          9,645               -               -
   ING GET Fund - Series T                                           237,424          1,768               -               -
   ING GET Fund - Series U                                             1,047              -               -               -
ING Partners, Inc.:
   ING Alger Growth                                                       43              -               -               -
   ING American Century Small Cap Value                                    2              -               -               -
   ING J.P. Morgan Mid Cap Value                                         357             60               -               -
   ING MFS(R)Capital Opportunities                                     1,163            193             661               9
   ING MFS(R)Capital Opportunities                                        85              -               -               -
   ING MFS(R)Global Growth                                                76              1               -               -
   ING OpCap Balanced Value                                              131              -               -               -
   ING PIMCO Total Return                                                627             29               -               -
   ING Salomon Bros. Capital                                               9              -               -               -

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENT SECURITIES (CONTINUED)

                                                                                YEAR ENDED DECEMBER 31
                                                                          2002                           2001
                                                             --------------------------------------------------------------
                                                               PURCHASES         SALES         PURCHASES        SALES
                                                             --------------------------------------------------------------
                                                                                (DOLLARS IN THOUSANDS)
ING Partners, Inc. (continued):
   ING Salomon Bros. Investors Value                                    $ 4            $ -              $-             $ -
   ING Scudder International Growth                                       8              -               -               -
   ING T. Rowe Price Growth Equity                                      162              -               -               -
   ING UBS Tactical Asset Allocation                                      2              -               -               -
   ING Van Kampen Comstock                                            1,785             55               -               -
ING Variable Insurance Trust:
   ING VP Worldwide Growth                                           24,169          9,196          24,855           8,371
ING VP Bond Portfolio:
   ING VP Bond                                                       63,496         13,839               -               -
ING Variable Portfolios, Inc.:
   ING VP Growth                                                         51              1               -               -
   ING VP Index Plus LargeCap                                         7,078          2,691             896             101
   ING VP Index Plus MidCap                                           9,240          3,466             852              62
   ING VP Index Plus SmallCap                                         8,715          4,883             854             227
   ING VP Small Company                                                 251             37               -               -
   ING VP Value Opportunity                                           1,251            169             314              15
ING Variable Products Trust:
   ING VP Convertible                                                 1,096            187             195               3
   ING VP Growth Opportunities                                       10,173          2,384           7,080           1,675
   ING VP International Value                                            53              1               -               -
   ING VP Large Company Value                                         1,376            372             442             291
   ING VP LargeCap Growth                                             1,869          1,053             538               8
   ING VP MagnaCap                                                   13,443          3,846           5,521             131
   ING VP MidCap Opportunities                                           16              -               -               -
   ING VP SmallCap Opportunities                                     31,124          1,969          20,495           5,437
INVESCO Variable Investment Funds, Inc.:
   INVESCO VIF - Financial Services                                  63,673         40,543           3,684           1,338
   INVESCO VIF - Health Sciences                                     83,757         58,204          13,606           2,751
   INVESCO VIF - Leisure                                              7,516          1,277               -               -
   INVESCO VIF - Utilities                                            8,167            944           1,085             117
Janus Aspen Series:
   Janus Aspen Series Balanced                                          565             37               -               -
   Janus Aspen Series Flexible Income                                   276              3               -               -
   Janus Aspen Series Growth                                            225              1               -               -
   Janus Aspen Series Worldwide Growth                              104,529        101,442           1,300              62

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


5. PURCHASES AND SALES OF INVESTMENT SECURITIES (CONTINUED)

                                                                                YEAR ENDED DECEMBER 31
                                                                          2002                           2001
                                                             --------------------------------------------------------------
                                                               PURCHASES         SALES         PURCHASES        SALES
                                                             --------------------------------------------------------------
                                                                                (DOLLARS IN THOUSANDS)
Oppenheimer Variable Accounts Fund:
   Oppenheimer Global Securities                                      $ 274            $24             $ -             $ -
   Oppenheimer Strategic Bond                                            53             36               -               -
PIMCO Variable Insurance Trust:
   PIMCO High Yield                                                 217,839        126,620         187,456         101,450
   PIMCO StocksPLUS Growth and Income                                92,182         97,761          78,983          54,922
Pioneer Variable Contracts Trust:
   Pioneer Equity-Income VCT                                            200              1               -               -
   Pioneer Fund VCT                                                  27,454          6,810           2,403             151
   Pioneer Mid-Cap Value VCT                                         69,537         13,624           5,058              16
   Pioneer Small Company VCT                                          3,491            398             978              82
ProFunds VP:
   ProFund VP Bull                                                  114,057         95,299          41,559          20,550
   ProFund VP Europe 30                                             318,634        307,100         179,473         169,046
   ProFund VP Small-Cap                                             321,292        294,784         202,340         180,975
Prudential Series Fund, Inc.:
   Prudential Jennison                                              223,318        215,947         161,864         120,999
   Prudential SP Jennison International Growth                       44,081         36,323          72,009          60,714
Putnam Variable Trust:
   Putnam VT Growth and Income                                        1,662            172             456              13
   Putnam VT International Growth and Income                          3,063            261             625              33
   Putnam VT Voyager II                                               1,601             94             539               8
Travelers Series Fund Inc.:
   Smith Barney High Income                                              82             38              51              62
   Smith Barney International All Cap Growth                              4             26               4              19
   Smith Barney Large Cap Value                                          19             54              30              71
   Smith Barney Money Market                                              2             80             194             129
UBS Series Trust:
   UBS Tactical Allocation                                            1,316            240             794              49

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



6. CHANGES IN UNITS

The changes in units outstanding for the years ended December 31, 2002 and 2001 are shown in the following table. The activity includes Contractowners electing to update a DVA 100 or DVA Series 100 Contract to a DVA PLUS Contract. Updates to DVA PLUS Contracts resulted in both a redemption (surrender of the old Contract) and an issue (acquisition of the new Contract). All of the units issued for the GCG Trust Market Manager Division resulted from such updates.


                                                                        FOR THE YEAR ENDED DECEMBER 31
                                                                2002                                        2001
                                            ---------------------------------------------------------------------------------------
                                                                                  NET                                     NET
                                                   UNITS           UNITS        INCREASE      UNITS          UNITS      INCREASE
                                                   ISSUED         REDEEMED     (DECREASE)     ISSUED        REDEEMED   (DECREASE)
                                            ---------------------------------------------------------------------------------------
The GCG Trust:
   All Cap                                        14,295,321    10,877,332     3,417,989     20,782,291    4,029,958   16,752,333
   All Cap Advisor                                    18,492             -        18,492              -            -            -
   Asset Allocation Growth                         2,524,223     1,691,382       832,841      5,576,656      359,275    5,217,381
   Capital Growth                                 12,673,641    14,350,360    (1,676,719)     9,170,101    7,646,399    1,523,702
   Capital Growth Advisor                              3,459             -         3,459              -            -            -
   Capital Guardian Small Cap                     31,167,383    33,693,558    (2,526,175)    12,516,724   12,352,679      164,045
   Capital Guardian Small Cap Advisor                 14,125             -        14,125              -            -            -
   Core Bond                                      58,286,404    59,112,337      (825,933)    32,782,567   28,723,840    4,058,727
   Core Bond Advisor                                  32,995            27        32,968              -            -            -
   Developing World                               31,632,928     7,268,250    24,364,678      9,464,453    3,028,846    6,435,607
   Developing World Advisor                           96,894           124        96,770              -            -            -
   Diversified Mid-Cap                            38,357,135    38,795,832      (438,697)    77,143,940   74,214,198    2,929,742
   Diversified Mid-Cap Advisor                         8,162             3         8,159              -            -            -
   Emerging Markets                                8,678,192     2,364,577     6,313,615      6,501,025    1,269,887    5,231,138
   Equity Growth                                      23,763           590        23,173              -            -            -
   Equity Growth Advisor                                   -             -             -      7,053,917    9,615,850   (2,561,933)
   Equity Income                                     715,898       157,257       558,641              -            -            -
   Equity Income Advisor                              47,562             -        47,562              -            -            -
   Equity Opportunity                             10,707,624     7,860,701     2,846,923     11,244,435    5,753,173    5,491,262
   Equity Opportunity Advisor                         68,680         3,462        65,218              -            -            -
   Focus Value                                       927,802       217,748       710,054              -            -            -
   Focus Value Advisor                                 4,735             -         4,735              -            -            -
   Fully Managed                                  16,893,498     5,743,297    11,150,201     15,753,519    5,774,203    9,979,316
   Fully Managed Advisor                              92,813         3,431        89,382              -            -            -
   Fundamental Growth Focus                          412,537        67,974       344,563              -            -            -
   Fundamental Growth Advisor                         11,445             7        11,438              -            -            -
   Global Franchise                                2,512,607       851,207     1,661,400              -            -            -
   Global Franchise Advisor                           78,879         4,514        74,365              -            -            -
   Growth                                         88,418,811   101,385,523   (12,966,712)    56,738,599   57,342,210     (603,611)
   Growth Advisor                                      9,416             -         9,416              -            -            -
   Hard Assets                                     8,767,576     6,176,025     2,591,551      1,479,521    1,669,257     (189,736)
   Hard Assets Advisor                                 9,841             -         9,841              -            -            -
   International Enhanced EAFE                     2,304,452     1,696,647       607,805              -            -            -

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


6. CHANGES IN UNITS (CONTINUED)

                                                                       FOR THE YEAR ENDED DECEMBER 31
                                                                2002                                        2001
                                            ---------------------------------------------------------------------------------------
                                                                                  NET                                     NET
                                                   UNITS           UNITS        INCREASE      UNITS          UNITS      INCREASE
                                                   ISSUED         REDEEMED     (DECREASE)     ISSUED        REDEEMED   (DECREASE)
                                            ---------------------------------------------------------------------------------------
The GCG Trust (continued):
   International Enhanced EAFE Advisor                16,921            29        16,892              -            -            -
   International Equity                           88,470,226    88,235,675       234,551    140,797,564  141,233,941     (436,377)
   International Equity Advisor                       25,956             3        25,953              -            -            -
   Internet Tollkeeper                             3,969,315     1,909,841     2,059,474        867,730      158,666      709,064
   Internet Tollkeeper Advisor                         5,119             -         5,119              -            -            -
   Investors                                       5,380,431     2,510,400     2,870,031      8,174,409    1,445,937    6,728,472
   Investors Advisor                                  30,514            17        30,497              -            -            -
   J.P. Morgan Fleming Small Cap Equity            1,450,310       238,479     1,211,831              -            -            -
   J.P. Morgan Fleming Small Cap Advisor              53,904             3        53,901              -            -            -
   Janus Growth and Income                        11,879,305     3,750,330     8,128,975     10,214,159    1,007,740    9,206,419
   Janus Growth and Income Advisor                    60,374             -        60,374              -            -            -
   Large Cap Value                                22,131,127    10,157,539    11,973,588     21,298,417    3,032,221   18,266,196
   Large Cap Value Advisor                            32,499             -        32,499              -            -            -
   Limited Maturity Bond                          19,089,421    10,093,155     8,996,266     21,094,466   13,022,965    8,071,501
   Liquid Asset                                  432,718,159   435,462,419    (2,744,260)   406,837,337  381,974,408   24,862,929
   Liquid Asset Advisor                              376,779       196,446       180,333              -            -            -
   Managed Global                                 29,219,248    27,211,114     2,008,134     57,913,358   54,827,286    3,086,072
   Managed Global Advisor                              4,848             -         4,848              -            -            -
   Market Manager                                          -             -             -              -      238,516     (238,516)
   Mid-Cap Growth                                 37,536,301    39,509,334    (1,973,033)    26,837,412   24,939,789    1,897,623
   Mid-Cap Growth Advisor                             56,277             2        56,275              -            -            -
   Real Estate                                     6,070,387     3,723,970     2,346,417      3,276,661    2,545,459      731,202
   Real Estate Advisor                                28,719             3        28,716              -            -            -
   Research                                       14,355,356    17,693,135    (3,337,779)    11,109,168   10,124,605      984,563
   Research Advisor                                   33,623             -        33,623              -            -            -
   Special Situations                              2,057,335     1,380,067       677,268      3,020,279      751,676    2,268,603
   Special Situations Advisor                          5,773             -         5,773              -            -            -
   Strategic Equity                               39,062,471    42,593,565    (3,531,094)    18,048,284   19,375,073   (1,326,789)
   Strategic Equity Advisor                            8,044             -         8,044              -            -            -
   Total Return                                   17,689,754    11,652,054     6,037,700     16,341,446    6,826,503    9,514,943
   Total Return Advisor                              100,210         5,006        95,204              -            -            -
   Value Equity                                    8,835,743     8,086,769       748,974      7,284,108    5,650,995    1,633,113
   Value Equity Advisor                               12,051           923        11,128              -            -            -
   Van Kampen Growth and Income                    5,686,825     8,964,808    (3,277,983)     5,403,189    5,969,298     (566,109)
   Van Kampen Growth and Income Advisor              105,373         4,220       101,153              -            -            -
AIM Variable Insurance Funds:
   AIM V.I. Dent Demographic Trends                2,175,335       948,298     1,227,037        339,548       16,457      323,091
   AIM V.I. Growth                                   129,633        51,493        78,140         42,954           57       42,897
   AIM V.I. Capital Appreciation                       3,701             -         3,701              -            -            -
   AIM V.I. Core Equity                                4,961             -         4,961              -            -            -
   AIM V.I. Premier Equity                            11,714             -        11,714              -            -            -
Alliance Variable Products Series Fund, Inc.
   Alliance Bernstein Value                          298,200        42,183       256,017         71,653       12,180       59,473
   Alliance Growth and Income                        585,752       114,322       471,430        181,005        8,620      172,385
   Alliance Premier Growth                           467,717       260,296       207,421        123,347        9,253      114,094


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


6. CHANGES IN UNITS (CONTINUED)

                                                                       FOR THE YEAR ENDED DECEMBER 31
                                                                2002                                        2001
                                            ---------------------------------------------------------------------------------------
                                                                                  NET                                     NET
                                                   UNITS           UNITS        INCREASE      UNITS          UNITS      INCREASE
                                                   ISSUED         REDEEMED     (DECREASE)     ISSUED        REDEEMED   (DECREASE)
                                            ---------------------------------------------------------------------------------------
Fidelity(R)Variable Insurance Products Fund:
   Fidelity(R)VIP Growth                           8,076,321      4,495,778     3,580,543        80,283        5,508       74,775
   Fidelity(R)VIP Equity-Income                    8,251,501      5,400,874     2,850,627       214,691       11,435      203,256
   Fidelity(R)VIP Contrafund(R)                      540,071        148,494       391,577       171,166       49,255      121,911
   Fidelity(R)VIP Overseas                             1,171              -         1,171
Franklin Templeton Variable Insurance Products Trust:
   Franklin Small Cap Value Securities                 1,965             25         1,940             -            -            -
Greenwich Street Series Fund:
   Greenwich Appreciation                              4,624          4,584            40         2,637        6,303       (3,666)
The Galaxy VIP Fund:
   Galaxy VIP Asset Allocation                         1,789         52,447       (50,658)       19,007       19,492         (485)
   Galaxy VIP Equity                                   2,539         15,793       (13,254)       11,685       17,902       (6,217)
   Galaxy VIP Growth and Income                          561          3,752        (3,191)        5,606       12,104       (6,498)
   Galaxy VIP High Quality Bond                        2,096          4,759        (2,663)        7,406        1,490        5,916
   Galaxy VIP Small Company Growth                     1,172          1,052           120         1,341          329        1,012
ING GET Fund:
   ING GET Fund - Series N                            43,042        189,804      (146,762)    3,305,373      296,325    3,009,048
   ING GET Fund - Series P                           772,618      1,720,085      (947,467)   15,403,642      127,730   15,275,912
   ING GET Fund - Series Q                        18,122,750      1,458,265    16,664,485       190,471            -      190,471
   ING GET Fund - Series R                        18,803,947      1,893,348    16,910,599             -            -            -
   ING GET Fund - Series S                        22,953,264      1,085,776    21,867,488             -            -            -
   ING GET Fund - Series T                        23,875,059        232,370    23,642,689             -            -            -
   ING GET Fund - Series U                           104,774              -       104,774             -            -            -
ING Partners, Inc.:
   ING Alger Growth                                    5,956              -         5,956             -            -            -
   ING American Century Small Cap Value                  215              -           215             -            -            -
   ING J.P. Morgan Mid Cap Value                         950             31           919             -            -            -
   ING MFS(R)Capital Opportunities (Initial Class)    39,538          6,696        32,842             -            -            -
   ING MFS(R)Capital Opportunities (Service Class)   169,917         39,170       130,747        79,584        1,274       78,310
   ING MFS(R)Global Growth                            10,569              -        10,569             -            -            -
   ING OpCap Balanced Value                            9,184            144         9,040             -            -            -
   ING PIMCO Total Return                             16,208              -        16,208             -            -            -
   ING Salomon Bros. Capital                          57,930          2,748        55,182             -            -            -
   ING Salomon Bros. Investors Value                     487              -           487             -            -            -
   ING Scudder International Growth                    1,232              -         1,232             -            -            -
   ING T. Rowe Price Growth Equity                    19,085              -        19,085             -            -            -
   ING UBS Tactical Asset Allocation                     297              -           297             -            -            -
   ING Van Kampen Comstock                           218,552          8,852       209,700             -            -            -
ING Variable Insurance Trust:
   ING VP Worldwide Growth                         4,884,109      2,447,811     2,436,298     3,791,068    1,563,623    2,227,445
ING VP Bond Portfolio:
   ING VP Bond                                     7,230,384      2,562,132     4,668,252             -            -            -
ING Variable Portfolios, Inc.:
   ING VP Growth                                       6,679            110         6,569             -            -            -
   ING VP Index Plus LargeCap                        989,798        442,688       547,110        99,176       12,643       86,533
   ING VP Index Plus MidCap                        1,075,901        467,221       608,680        90,604        7,688       82,916

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


6. CHANGES IN UNITS (CONTINUED)

                                                                       FOR THE YEAR ENDED DECEMBER 31
                                                                2002                                        2001
                                            ---------------------------------------------------------------------------------------
                                                                                  NET                                     NET
                                                   UNITS           UNITS        INCREASE      UNITS          UNITS      INCREASE
                                                   ISSUED         REDEEMED     (DECREASE)     ISSUED        REDEEMED   (DECREASE)
                                            ---------------------------------------------------------------------------------------
ING Variable Portfolios, Inc. (continued):
   ING VP Index Plus SmallCap                      1,032,462       634,554       397,908         96,255       28,852       67,403
   ING VP Small Company                               27,484         6,772        20,712              -            -            -
   ING VP Value Opportunity                          162,657        30,086       132,571         34,696        1,645       33,051
ING Variable Products Trust:
   ING VP Convertible                                111,643        22,720        88,923         18,782          347       18,435
   ING VP Growth Opportunities                     1,984,390       760,395     1,223,995        931,175      259,800      671,375
   ING VP International Value                          5,020            82         4,938              -            -            -
   ING VP Large Company Value                        151,517        46,425       105,092         45,138       30,153       14,985
   ING VP LargeCap Growth                            281,373       173,739       107,634         56,377          733       55,644
   ING VP MagnaCap                                 1,873,780       706,779     1,167,001        632,349       53,590      578,759
   ING VP MidCap Opportunities                         1,700             -         1,700              -            -            -
   ING VP SmallCap Opportunities                   6,167,933     1,352,225     4,815,708      2,548,996      811,701    1,737,295
INVESCO Variable Investment Funds, Inc.:
   INVESCO VIF - Financial Services                8,952,534     6,278,761     2,673,773        434,280      177,355      256,925
   INVESCO VIF - Health Sciences                  11,553,067     8,591,990     2,961,077      1,421,950      369,814    1,052,136
   INVESCO VIF - Leisure                           1,002,159       278,062       724,097              -            -            -
   INVESCO VIF - Utilities                         1,413,473       305,358     1,108,115        141,238       22,159      119,079
Janus Aspen Series:
   Janus Aspen Series Balanced                        57,501         3,830        53,671              -            -            -
   Janus Aspen Series Flexible Income                 25,934           170        25,764              -            -            -
   Janus Aspen Series Growth                          26,711            20        26,691              -            -            -
   Janus Aspen Series Worldwide Growth            13,323,220    12,946,666       376,554        146,938        8,275      138,663
Oppenheimer Variable Accounts Fund:
   Oppenheimer Global Securities                      29,681         2,882        26,799              -            -            -
   Oppenheimer Strategic Bond                          5,028         3,500         1,528              -            -            -
PIMCO Variable Insurance Trust:
   PIMCO High Yield                               27,197,895    19,409,516     7,788,379     21,217,537   13,988,901    7,228,636
   PIMCO StocksPLUS Growth and Income             13,357,877    14,285,763      (927,886)     8,925,373    7,365,612    1,559,761
Pioneer Variable Contracts Trust:
   Pioneer Equity-Income VCT                          21,635            61        21,574              -            -            -
   Pioneer Fund VCT                                3,769,608     1,315,200     2,454,408        268,899       26,350      242,549
   Pioneer Mid-Cap Value VCT                       7,875,737     2,670,048     5,205,689        576,552       96,828      479,724
   Pioneer Small Company VCT                         431,876        92,472       339,404        107,907       10,101       97,806
ProFunds VP:
   ProFund VP Bull                                18,816,487    16,427,269     2,389,218      4,686,896    2,370,498    2,316,398
   ProFund VP Europe 30                           50,746,741    48,922,218     1,824,523     23,135,968   22,371,682      764,286
   ProFund VP Small-Cap                           44,254,935    41,001,972     3,252,963     21,972,144   19,853,663    2,118,481
Prudential Series Fund, Inc.:
   Prudential Jennison                            45,072,785    43,503,839     1,568,946     26,252,187   19,904,133    6,348,054
   Prudential SP Jennison International
      Growth                                      10,464,472     8,810,383     1,654,089     12,383,699   10,604,474    1,779,225
Putnam Variable Trust:
   Putnam VT Growth and Income                       199,811        27,845       171,966         50,302        2,090       48,212
   Putnam VT International Growth and Income         355,859        48,525       307,334         70,513        6,733       63,780
   Putnam VT Voyager II                              227,745        22,636       205,109         68,823        2,835       65,988


                                      109

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


6. CHANGES IN UNITS (CONTINUED)

                                                                       FOR THE YEAR ENDED DECEMBER 31
                                                                2002                                        2001
                                            ---------------------------------------------------------------------------------------
                                                                                  NET                                     NET
                                                   UNITS           UNITS        INCREASE      UNITS          UNITS      INCREASE
                                                   ISSUED         REDEEMED     (DECREASE)     ISSUED        REDEEMED   (DECREASE)
                                            ---------------------------------------------------------------------------------------
Travelers Series Fund Inc.:
   Smith Barney High Income                               35         3,035        (3,000)            93        4,626       (4,533)
   Smith Barney International All Cap Growth              80         2,233        (2,153)           277        1,051         (774)
   Smith Barney Large Cap Value                          114         3,173        (3,059)             6        3,282       (3,276)
   Smith Barney Money Market                              16         6,191        (6,175)        15,005       10,129        4,876
UBS Series Trust:
   UBS Tactical Allocation                           165,483        32,046       133,437         89,352        5,615       83,737

                                      110

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY

Accumulation unit value information for units outstanding, by Contract type, as of December 31, 2002 follows:

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST ALL CAP
Contracts in accumulation period:
DVA                                                                                   41,458.754   $8.65         $358,618
DVA Series 100                                                                         3,137.705    8.56           26,859
DVA Plus - Standard (pre February 2000)                                               94,490.061    8.59          811,670
DVA Plus - Standard (post January 2000 & post 2000)                                  355,697.642    8.57        3,048,329
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              3,519,149.243    8.55       30,088,726
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            4,205,675.709    8.54       35,916,471
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        1,646,986.989    8.51       14,015,859
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        957,911.527    8.50        8,142,248
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           1,505,988.275    8.49       12,785,840
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    3,652,427.624    8.47       30,936,062
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        1,438,659.230    8.46       12,171,057
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  3,308,447.252    8.45       27,956,379
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           5,615,264.398    8.42       47,280,526
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,104.907    8.41           26,112
Access - Annual Ratchet (post April 2001)                                            186,268.904    8.39        1,562,796
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 892,250.465    8.37        7,468,136

                                      111

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST ALL CAP (CONTINUED)
Access - 7% Solution (post April 2001)                                               142,957.557   $8.36       $1,195,125
Access  - Max 7 (post April 2001)                                                    381,029.823    8.34        3,177,789
ES II - Max 7 (post 2000), Generations - Max 7                                       915,050.379    8.44        7,723,025
Landmark - 7% Solution                                                               294,227.794    8.40        2,471,513
Value                                                                                 71,708.265    8.68          622,428
                                                                                -----------------        -----------------
                                                                                  29,231,892.503             $247,785,568
                                                                                =================        =================

GCG TRUST ALL CAP ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  3,130.121   $9.53          $29,830
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                   75.548    9.53              720
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               2,247.033    9.53           21,414
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            8,123.878    9.52           77,339
ES II - Max 7 (post 2000), Generations - Max 7                                         4,915.691    9.52           46,797
                                                                                -----------------        -----------------
                                                                                      18,492.271                 $176,100
                                                                                =================        =================

GCG TRUST ASSET ALLOCATION GROWTH
Contracts in accumulation period:
DVA                                                                                    2,027.410   $7.33          $14,861
DVA Plus - Standard (pre February 2000)                                               26,126.263    7.29          190,460
DVA Plus - Standard (post January 2000 & post 2000)                                   70,920.996    7.28          516,305
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                660,455.843    7.26        4,794,909
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,194,266.289    7.25        8,658,431
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          169,483.674    7.24        1,227,062

                                      112

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST ASSET ALLOCATION GROWTH (CONTINUED)
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        187,063.134   $7.23       $1,352,466
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             337,704.673    7.22        2,438,228
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      501,198.187    7.21        3,613,639
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          446,755.295    7.20        3,216,638
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    987,291.899    7.20        7,108,502
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,284,001.843    7.18        9,219,133
Access - Annual Ratchet (post April 2001)                                             51,903.335    7.16          371,628
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 224,828.378    7.15        1,607,523
Access - 7% Solution (post April 2001)                                                31,656.908    7.14          226,030
Access  - Max 7 (post April 2001)                                                     69,349.514    7.12          493,769
ES II - Max 7 (post 2000), Generations - Max 7                                       241,486.345    7.19        1,736,287
Landmark - 7% Solution                                                                48,142.273    7.16          344,699
Value                                                                                 16,589.694    7.35          121,934
                                                                                -----------------        -----------------
                                                                                   6,551,251.953              $47,252,504
                                                                                =================        =================

GCG TRUST CAPITAL GROWTH
Contracts in accumulation period:
DVA 80                                                                                 1,607.870  $10.52          $16,915
DVA                                                                                  153,146.430   10.37        1,588,128
DVA Series 100                                                                         8,227.787   10.13           83,347
DVA Plus - Standard (pre February 2000)                                              380,316.760   10.20        3,879,231
DVA Plus - Standard (post January 2000 & post 2000)                                  142,766.855   10.17        1,451,939
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              5,368,760.600   10.10       54,224,482
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,918,853.410   10.06       19,303,665

                                      113

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST CAPITAL GROWTH (CONTINUED)
DVA Plus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        4,478,808.490   $9.99      $44,743,297
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        749,731.689    9.96        7,467,328
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             481,010.436    9.92        4,771,624
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    6,139,683.548    9.89       60,721,470
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          616,585.888    9.86        6,079,537
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  1,761,535.292    9.82       17,298,277
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,863,527.950    9.76       18,188,033
Access - Annual Ratchet (post April 2001)                                             30,974.973    9.66          299,218
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 184,178.500    9.62        1,771,797
Access - 7% Solution (post April 2001)                                                58,702.850    9.59          562,960
Access  - Max 7 (post April 2001)                                                     67,393.152    9.52          641,583
ES II - Max 7 (post 2000), Generations - Max 7                                       249,302.116    9.79        2,440,668
Landmark - 7% Solution                                                                56,387.454    9.69          546,394
Value                                                                                 65,321.974   10.45          682,615
                                                                                -----------------        -----------------
                                                                                  24,776,824.024             $246,762,508
                                                                                =================        =================

GCG TRUST CAPITAL GROWTH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  1,843.350  $10.46          $19,281
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                 341.182   10.45            3,565

                                      114

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST CAPITAL GROWTH ADVISOR (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            6,840.247  $10.45          $71,481
ES II - Max 7 (post 2000), Generations - Max 7                                         5,100.584   10.45           53,301
                                                                                -----------------        -----------------
                                                                                      14,125.363                 $147,628
                                                                                =================        =================
GCG TRUST CAPITAL GUARDIAN SMALL CAP
Currently payable annuity products:
DVA                                                                                    2,297.593  $13.52          $31,063
Contracts in accumulation period:
DVA 80                                                                                14,858.695   13.71          203,713
DVA                                                                                  214,874.378   13.52        2,905,102
DVA Series 100                                                                        13,572.305   13.18          178,883
DVA Plus - Standard (pre February 2000)                                              343,421.977   13.28        4,560,644
DVA Plus - Standard (post January 2000 & post 2000)                                  235,631.961   13.23        3,117,411
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              5,592,780.344   13.14       73,489,134
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            2,987,430.595   13.09       39,105,466
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        4,048,976.100   13.00       52,636,689
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,000,666.713   12.95       12,958,634
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             874,016.460   12.91       11,283,552
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    4,163,677.792   12.86       53,544,896
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          857,077.537   12.82       10,987,734
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  2,319,409.725   12.77       29,618,862

                                      115

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST CAPITAL GUARDIAN SMALL CAP (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           2,389,035.932  $12.68      $30,292,976
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          1,453.358   12.64           18,370
Access - Annual Ratchet (post April 2001)                                             61,290.156   12.55          769,191
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 350,648.747   12.50        4,383,109
Access - 7% Solution (post April 2001)                                                54,701.732   12.46          681,584
Access  - Max 7 (post April 2001)                                                     69,007.571   12.37          853,624
ES II - Max 7 (post 2000), Generations - Max 7                                       518,748.741   12.73        6,603,671
Landmark - 7% Solution                                                               123,957.985   12.59        1,560,631
Access One                                                                             1,141.000   14.00           15,974
Value                                                                                100,785.890   13.61        1,371,696
                                                                                -----------------        -----------------
                                                                                  26,339,463.287             $341,172,609
                                                                                =================        =================

GCG TRUST CAPITAL GUARDIAN SMALL CAP ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  5,340.969   $9.73          $51,968
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            1,152.595    9.72           11,203
ES II - Max 7 (post 2000), Generations - Max 7                                        26,474.859    9.72          257,336
                                                                                -----------------        -----------------
                                                                                      32,968.423                 $320,507
                                                                                =================        =================

GCG TRUST CORE BOND
Contracts in accumulation period:
DVA 80                                                                                   753.424  $13.35          $10,058
DVA                                                                                   90,062.736   13.13        1,182,524
DVA Series 100                                                                           738.171   12.76            9,419
DVA Plus - Standard (pre February 2000)                                              223,688.583   12.87        2,878,872
DVA Plus - Standard (post January 2000 & post 2000)                                  284,926.081   12.81        3,649,903
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              4,410,374.581   12.71       56,055,861
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            4,516,489.676   12.65       57,133,594
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        2,142,594.793   12.55       26,889,565

                                      116

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST CORE BOND (CONTINUED)
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      689,474.728    $12.49      $8,611,539
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard         1,936,105.724     12.44      24,085,155
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                  4,423,425.565     12.39      54,806,243
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                      1,446,384.844     12.34      17,848,389
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                3,457,226.108     12.29      42,489,309
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                         5,600,336.870     12.19      68,268,106
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                       32,107.716     12.13         389,467
Access - Annual Ratchet (post April 2001)                                          134,069.579     12.03       1,612,857
Access - Max 5.5 (post April 2001), Landmark - Max 7                               836,450.736     11.98      10,020,680
Access - 7% Solution (post April 2001)                                             299,610.090     11.93       3,574,348
Access  - Max 7 (post April 2001)                                                  390,105.072     11.83       4,614,943
ES II - Max 7 (post 2000), Generations - Max 7                                   1,325,734.470     12.24      16,226,990
Landmark - 7% Solution                                                             529,439.956     12.08       6,395,635
Value                                                                               71,442.238     13.24         945,895
VA Option I                                                                        161,643.514     13.19       2,132,078
VA Option II                                                                       104,350.003     12.86       1,341,941
VA Option III                                                                       78,978.140     12.70       1,003,022
VA Bonus Option I                                                                  410,566.626     12.65       5,193,668
VA Bonus Option II                                                                 238,795.640     12.34       2,946,738
VA Bonus Option III                                                                280,007.129     12.18       3,410,487
SmartDesign Advantage Option I                                                      41,826.052     11.89         497,312
SmartDesign Advantage Option II                                                     33,654.867     11.69         393,425
SmartDesign Advantage Option III                                                    27,833.585     11.55         321,478
Rollover Choice Option I                                                            11,209.365     13.41         150,318
Rollover Choice Option II                                                            7,405.249     13.19          97,675
                                                                                ---------------          ----------------
                                                                                34,237,811.911              $425,187,494
                                                                                ===============          ================

GCG TRUST CORE BOND ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                               27,862.818    $10.26        $285,873

                                      117

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST CORE BOND ADVISOR  (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              4,219.045    $10.26        $43,287
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             6,367.528     10.25         65,267
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         48,272.777     10.25        494,796
ES II - Max 7 (post 2000), Generations - Max 7                                      10,048.284     10.24        102,894
                                                                                ---------------          ---------------
                                                                                    96,770.452                 $992,117
                                                                                ===============          ===============

GCG TRUST DEVELOPING WORLD
Currently payable annuity products:
DVA                                                                                 12,255.773     $6.36        $77,947
Contracts in accumulation period:
DVA 80                                                                              14,178.783      6.42         91,028
DVA                                                                                475,932.987      6.36      3,026,934
DVA Series 100                                                                      18,313.765      6.25        114,461
DVA Plus - Standard (pre February 2000)                                            207,165.986      6.28      1,301,002
DVA Plus - Standard (post January 2000 & post 2000)                                144,724.137      6.26        905,973
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                            1,925,891.221      6.23     11,998,302
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          1,365,017.451      6.22      8,490,409
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                      1,372,716.295      6.19      8,497,114
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      474,427.290      6.17      2,927,216
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           249,735.938      6.16      1,538,373

                                      118

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST DEVELOPING WORLD (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                  1,283,289.404     $6.14     $7,879,397
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        256,922.106      6.13      1,574,933
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  690,414.368      6.11      4,218,432
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           847,173.047      6.08      5,150,812
Access - Annual Ratchet (post April 2001)                                           45,608.548      6.04        275,476
Access - Max 5.5 (post April 2001), Landmark - Max 7                                87,622.124      6.02        527,485
Access - 7% Solution (post April 2001)                                              14,127.458      6.01         84,906
Access  - Max 7 (post April 2001)                                                   39,283.433      5.98        234,915
ES II - Max 7 (post 2000), Generations - Max 7                                      89,889.364      6.10        548,325
Landmark - 7% Solution                                                              40,885.379      6.05        247,357
Value                                                                               46,745.779      6.39        298,706
                                                                                ---------------          ---------------
                                                                                 9,702,320.636              $60,009,503
                                                                                ===============          ===============

GCG TRUST DEVELOPING WORLD ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  520.886     $9.71         $5,058
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             5,949.670      9.70         57,712
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            504.135      9.70          4,890
ES II - Max 7 (post 2000), Generations - Max 7                                       1,184.808      9.70         11,493
                                                                                ---------------          ---------------
                                                                                     8,159.499                  $79,153
                                                                                ===============          ===============

GCG TRUST DIVERSIFIED MID-CAP Contracts in accumulation period:
DVA                                                                                 14,377.938     $7.30       $104,959
DVA Series 100                                                                         547.871      7.24          3,967
DVA Plus - Standard (pre February 2000)                                             52,084.982      7.26        378,137
DVA Plus - Standard (post January 2000 & post 2000)                                107,226.771      7.25        777,394
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                            1,436,693.678      7.23     10,387,295

                                      119

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST DIVERSIFIED MID-CAP (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          1,947,601.094     $7.22    $14,061,680
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        504,098.037      7.21      3,634,547
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      239,616.364      7.20      1,725,238
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           877,091.558      7.19      6,306,288
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                  1,210,498.995      7.18      8,691,383
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        839,243.527      7.17      6,017,376
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                1,611,467.331      7.17     11,554,221
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                         2,302,130.917      7.15     16,460,236
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                        1,418.819      7.14         10,130
Access - Annual Ratchet (post April 2001)                                           78,293.863      7.12        557,452
Access - Max 5.5 (post April 2001), Landmark - Max 7                               492,026.422      7.12      3,503,228
Access - 7% Solution (post April 2001)                                              74,631.497      7.11        530,630
Access  - Max 7 (post April 2001)                                                  181,302.263      7.09      1,285,433
ES II - Max 7 (post 2000), Generations - Max 7                                     532,775.028      7.16      3,814,669
Landmark - 7% Solution                                                             163,816.671      7.13      1,168,013
Value                                                                               28,075.151      7.31        205,229
                                                                                ---------------          ---------------
                                                                                12,695,018.777              $91,177,505
                                                                                ===============          ===============

GCG TRUST DIVERSIFIED MID-CAP ADVISOR Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                5,407.942     $9.48        $51,267

                                      120

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST DIVERSIFIED MID-CAP ADVISOR (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                432.092     $9.48         $4,096
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               243.004      9.47          2,301
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         12,952.240      9.47        122,658
ES II - Max 7 (post 2000), Generations - Max 7                                       4,137.894      9.47         39,186
                                                                                ---------------          ---------------
                                                                                    23,173.172                 $219,508
                                                                                ===============          ===============

GCG TRUST EQUITY GROWTH Contracts in accumulation period:
DVA                                                                                  3,698.022     $7.84        $28,992
DVA Plus - Standard (pre February 2000)                                              2,799.601      7.83         21,921
DVA Plus - Standard (post January 2000 & post 2000)                                 10,978.003      7.83         85,958
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              124,180.866      7.82        971,094
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            115,969.157      7.82        906,879
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                         36,456.517      7.81        284,725
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                       16,317.558      7.81        127,440
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            28,455.347      7.81        222,236
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                     62,875.801      7.81        491,060
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         20,987.840      7.80        163,705

                                      121

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST EQUITY GROWTH (CONTINUED)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                   37,951.928     $7.80       $296,025
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            67,606.323      7.79        526,653
Access - Max 5.5 (post April 2001), Landmark - Max 7                                10,421.530      7.78         81,080
Access  - Max 7 (post April 2001)                                                      852.028      7.78          6,629
ES II - Max 7 (post 2000), Generations - Max 7                                      10,170.532      7.80         79,330
Landmark - 7% Solution                                                               8,348.943      7.79         65,038
Value                                                                                  571.100      7.85          4,483
                                                                                ---------------          ---------------
                                                                                   558,641.096               $4,363,248
                                                                                ===============          ===============

GCG TRUST EQUITY GROWTH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  500.893     $9.64         $4,829
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            15,788.036      9.63        152,039
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          2,058.799      9.63         19,826
ES II - Max 7 (post 2000), Generations - Max 7                                      29,214.728      9.63        281,338
                                                                                ---------------          ---------------
                                                                                    47,562.456                 $458,032
                                                                                ===============          ===============

GCG TRUST EQUITY INCOME
Currently payable annuity products:
DVA 80                                                                               1,348.359    $22.22        $29,661
DVA                                                                                 25,612.255     21.61        553,481
Contracts in accumulation period:
DVA 80                                                                             121,213.832     22.22      2,693,671
DVA                                                                              2,051,786.851     21.61     44,339,114
DVA Series 100                                                                      32,304.604     20.57        664,506
DVA Plus - Standard (pre February 2000)                                            255,606.846     20.89      5,339,627
DVA Plus - Standard (post January 2000 & post 2000)                                159,632.560     20.72      3,307,587
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                            2,796,771.768     20.45     57,193,983
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          2,137,260.309     20.28     43,343,639

                                      122

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST EQUITY INCOME (CONTINUED)
DVA Plus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                      2,226,227.787    $20.03    $44,591,343
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      375,190.550     19.86      7,451,284
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           814,591.599     19.72     16,063,746
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                  3,360,009.304     19.58     65,788,982
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        773,224.228     19.44     15,031,479
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                1,769,553.969     19.30     34,152,392
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                         2,273,204.350     19.03     43,259,079
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          192.692     18.90          3,642
Access - Annual Ratchet (post April 2001)                                           69,736.079     18.63      1,299,183
Access - Max 5.5 (post April 2001), Landmark - Max 7                               425,111.213     18.50      7,864,557
Access - 7% Solution (post April 2001)                                              90,035.804     18.37      1,653,958
Access  - Max 7 (post April 2001)                                                   94,236.389     18.11      1,706,621
ES II - Max 7 (post 2000), Generations - Max 7                                     479,847.384     19.17      9,198,674
Landmark - 7% Solution                                                             151,475.992     18.76      2,841,690
Access One                                                                             875.000     23.18         20,283
Value                                                                               60,096.515     21.92      1,317,316
                                                                                ---------------          ---------------
                                                                                20,545,146.239             $409,709,498
                                                                                ===============          ===============

GCG TRUST EQUITY INCOME ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                               14,864.732     $9.83       $146,120
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            18,285.717      9.82        179,566

                                      123

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST EQUITY INCOME ADVISOR (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         21,139.474     $9.82       $207,590
ES II - Max 7 (post 2000), Generations - Max 7                                      10,928.226      9.81        107,206
                                                                                ---------------          ---------------
                                                                                    65,218.149                 $640,482
                                                                                ===============          ===============

GCG TRUST EQUITY OPPORTUNITY
Currently payable annuity products:
DVA                                                                                 14,478.487    $15.71       $227,457
Contracts in accumulation period:
DVA 80                                                                              15,404.039     16.05        247,235
DVA                                                                              1,154,948.305     15.71     18,144,238
DVA Series 100                                                                      16,405.052     15.12        248,044
DVA Plus - Standard (pre February 2000)                                            284,899.727     15.31      4,361,815
DVA Plus - Standard (post January 2000 & post 2000)                                184,671.967     15.21      2,808,861
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                            2,929,610.455     15.06     44,119,933
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          1,951,375.489     14.96     29,192,577
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                      2,915,535.853     14.82     43,208,241
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      692,996.783     14.72     10,200,913
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           479,670.392     14.64      7,022,375
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                  3,453,225.380     14.56     50,278,962
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        577,200.232     14.48      8,357,859
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                1,643,361.524     14.41     23,680,840

                                      124

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST EQUITY OPPORTUNITY (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           2,091,212.810     $14.25    $29,799,783
Access - Annual Ratchet (post April 2001)                                             41,941.988      14.02        588,027
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 132,555.663      13.94      1,847,826
Access - 7% Solution (post April 2001)                                                34,165.539      13.87        473,876
Access  - Max 7 (post April 2001)                                                     61,196.435      13.72        839,615
ES II - Max 7 (post 2000), Generations - Max 7                                       263,932.617      14.33      3,782,154
Landmark - 7% Solution                                                                44,959.241      14.10        633,925
Value                                                                                 56,140.426      15.88        891,510
                                                                                -----------------           ---------------
                                                                                  19,039,888.404              $280,956,066
                                                                                =================           ===============

GCG TRUST EQUITY OPPORTUNITY ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                    169.464      $9.75         $1,652
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            2,428.703       9.74         23,656
ES II - Max 7 (post 2000), Generations - Max 7                                           860.908       9.74          8,385
                                                                                -----------------           ---------------
                                                                                       3,459.075                   $33,693
                                                                                =================           ===============

GCG TRUST FOCUS VALUE Contracts in accumulation period:
DVA Series 100                                                                           403.111      $8.37         $3,374
DVA Plus - Standard (post January 2000 & post 2000)                                       88.979       8.38            746
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 93,267.838       8.37        780,652
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               91,570.714       8.37        766,447
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           69,302.448       8.36        579,368
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         22,197.693       8.36        185,573
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              36,243.979       8.36        303,000

                                      125

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST FOCUS VALUE (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                     94,260.227     $8.35       $787,073
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         16,518.844      8.35        137,932
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                   53,879.191      8.35        449,891
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            94,082.902      8.34        784,651
Access - Annual Ratchet (post April 2001)                                            5,396.319      8.33         44,951
Access - Max 5.5 (post April 2001), Landmark - Max 7                                15,877.599      8.33        132,260
Access - 7% Solution (post April 2001)                                              20,649.316      8.33        172,009
Access  - Max 7 (post April 2001)                                                    8,470.384      8.32         70,474
ES II - Max 7 (post 2000), Generations - Max 7                                      84,874.579      8.35        708,703
Landmark - 7% Solution                                                               1,398.706      8.34         11,665
Value                                                                                1,571.082      8.40         13,197
                                                                                ---------------          ---------------
                                                                                   710,053.911               $5,931,966
                                                                                ===============          ===============

GCG TRUST FOCUS VALUE ADVISOR
Contracts in accumulation period:
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               222.890    $10.17         $2,267
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          1,252.965     10.16         12,730
ES II - Max 7 (post 2000), Generations - Max 7                                       3,259.390     10.16         33,115
                                                                                ---------------          ---------------
                                                                                     4,735.245                  $48,112
                                                                                ===============          ===============

GCG TRUST FULLY MANAGED
Currently payable annuity products:
DVA 80                                                                                 476.959    $30.37        $14,885
DVA                                                                                 17,327.473     29.53        511,680
Contracts in accumulation period:
DVA 80                                                                              46,348.529     30.37      1,407,205
DVA                                                                              1,134,176.173     29.53     33,492,223
DVA Series 100                                                                      21,165.295     28.11        594,956
DVA Plus - Standard (pre February 2000)                                            435,649.731     28.55     12,437,800
DVA Plus - Standard (post January 2000 & post 2000)                                281,689.371     28.32      7,977,443
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                            5,326,018.141     27.96    148,915,467

                                      126

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST FULLY MANAGED (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                             4,380,116.820    $27.72    $121,416,838
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                         4,093,955.209     27.37     112,051,554
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         639,976.992     27.14      17,368,976
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            1,232,631.081     26.95      33,219,408
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                     5,387,390.525     26.76     144,166,570
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         1,345,841.222     26.57      35,759,001
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                          3,716,909.826     26.38      98,052,081
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            3,927,374.682     26.01     102,151,015
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          12,094.796     25.83         312,409
Access - Annual Ratchet (post April 2001)                                             122,475.644     25.46       3,118,230
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  442,656.923     25.28      11,190,367
Access - 7% Solution (post April 2001)                                                164,221.185     25.10       4,121,952
Access  - Max 7 (post April 2001)                                                     217,796.256     24.75       5,390,457
ES II - Max 7 (post 2000), Generations - Max 7                                      1,256,046.260     26.20      32,908,412
Landmark - 7% Solution                                                                232,111.293     25.65       5,953,655
Value                                                                                  90,281.116     29.95       2,703,919
                                                                                 -----------------          ----------------
                                                                                   34,524,731.502              $935,236,503
                                                                                 =================          ================

GCG TRUST FULLY MANAGED ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                         8,749.639    $10.01         $87,584

                                      127

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST FULLY MANAGED ADVISOR (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                1,656.240   $10.01        $16,579
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              11,784.255    10.00        117,843
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           51,407.699    10.00        514,077
ES II - Max 7 (post 2000), Generations - Max 7                                        15,783.663     9.99        157,679
                                                                                 ----------------         ---------------
                                                                                      89,381.496                $893,762
                                                                                 ================         ===============

GCG TRUST FUNDAMENTAL GROWTH FOCUS
Contracts in accumulation period:
DVA Plus - Standard (post January 2000 & post 2000)                                    4,821.861    $7.98        $38,478
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                       44,772.613     7.97        356,838
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               27,663.603     7.97        220,479
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           18,057.041     7.97        143,915
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                            754.698     7.96          6,007
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              60,486.886     7.96        481,476
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       44,257.084     7.96        352,286
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           16,838.025     7.96        134,031
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                            27,465.089     7.95        218,347

                                      128

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST FUNDAMENTAL GROWTH FOCUS (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                              62,915.346   $7.95     $500,177
Access - Max 5.5 (post April 2001), Landmark - Max 7                                   8,896.164    7.94       70,636
Access - 7% Solution (post April 2001)                                                   297.033    7.93        2,355
ES II - Max 7 (post 2000), Generations - Max 7                                        26,080.260    7.95      207,338
Landmark - 7% Solution                                                                 1,011.739    7.94        8,033
Value                                                                                    246.288    8.00        1,970
                                                                                 ----------------        -------------
                                                                                     344,563.730           $2,742,366
                                                                                 ================        =============

GCG TRUST FUNDAMENTAL GROWTH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        4,049.598   $9.45      $38,269
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            6,209.274    9.44       58,616
ES II - Max 7 (post 2000), Generations - Max 7                                         1,178.801    9.44       11,128
                                                                                 ----------------        -------------
                                                                                      11,437.673             $108,013
                                                                                 ================        =============

GCG TRUST GLOBAL FRANCHISE
Contracts in accumulation period:
DVA 80                                                                                 1,187.427   $8.88      $10,544
DVA                                                                                      640.174    8.87        5,678
DVA Plus - Standard (pre February 2000)                                               11,623.141    8.86      102,981
DVA Plus - Standard (post January 2000 & post 2000)                                   23,085.952    8.85      204,311
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                      220,958.044    8.85    1,955,479
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              255,200.584    8.84    2,255,973
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          135,600.201    8.84    1,198,706
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         27,705.332    8.83      244,638

                                      129

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST GLOBAL FRANCHISE (CONTINUED)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              136,897.046   $8.83     $1,208,801
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       222,557.194    8.83      1,965,180
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            53,322.828    8.83        470,841
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                            133,793.649    8.82      1,180,060
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                              201,785.907    8.82      1,779,752
Access - Annual Ratchet (post April 2001)                                               5,968.492    8.81         52,582
Access - Max 5.5 (post April 2001), Landmark - Max 7                                   40,257.987    8.80        354,270
Access - 7% Solution (post April 2001)                                                  1,758.151    8.80         15,472
Access  - Max 7 (post April 2001)                                                      34,645.719    8.80        304,882
ES II - Max 7 (post 2000), Generations - Max 7                                        130,191.636    8.82      1,148,290
Landmark - 7% Solution                                                                 14,613.060    8.81        128,741
Value                                                                                   9,607.419    8.88         85,314
                                                                                 -----------------        ---------------
                                                                                    1,661,399.943            $14,672,495
                                                                                 =================        ===============

GCG TRUST GLOBAL FRANCHISE ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        29,031.188   $9.52       $276,377
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                   412.034    9.52          3,923
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                1,167.197    9.51         11,100
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            26,238.388    9.51        249,527
ES II - Max 7 (post 2000), Generations - Max 7                                         17,515.525    9.51        166,573
                                                                                 -----------------        ---------------
                                                                                       74,364.332               $707,500
                                                                                 =================        ===============

                                      130

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST GROWTH
Contracts in accumulation period:
DVA 80                                                                                 12,857.714  $10.95      $140,792
DVA                                                                                   368,583.831   10.81     3,984,391
DVA Series 100                                                                         10,762.408   10.55       113,543
DVA Plus - Standard (pre February 2000)                                               566,759.980   10.62     6,018,991
DVA Plus - Standard (post January 2000 & post 2000)                                   445,014.880   10.59     4,712,708
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                    12,372,394.796   10.52   130,157,593
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                             5,599,656.965   10.48    58,684,405
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                         8,151,063.532   10.41    84,852,571
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                       2,302,846.613   10.37    23,880,519
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            1,434,608.045   10.34    14,833,847
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    11,094,010.020   10.30   114,268,303
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         1,379,115.515   10.27    14,163,516
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                          4,731,610.364   10.23    48,404,374
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            4,149,073.607   10.16    42,154,588
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                           1,801.069   10.13        18,245
Access - Annual Ratchet (post April 2001)                                              60,336.832   10.06       606,989
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  311,442.281   10.02     3,120,652
Access - 7% Solution (post April 2001)                                                 62,459.653    9.99       623,972
Access  - Max 7 (post April 2001)                                                     134,109.863    9.92     1,330,370
ES II - Max 7 (post 2000), Generations - Max 7                                        464,260.700   10.20     4,735,459

                                      131

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST GROWTH (CONTINUED)
Landmark - 7% Solution                                                                149,093.481  $10.09     $1,504,353
Access One                                                                                808.000   11.18          9,033
Value                                                                                 151,569.894   10.88      1,649,080
                                                                                 -----------------        ---------------
                                                                                   53,954,240.043           $559,968,294
                                                                                 =================        ===============

GCG TRUST GROWTH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                         4,337.665   $9.78        $42,422
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                2,872.645    9.77         28,066
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                             2,205.411    9.76         21,525
                                                                                 -----------------        ---------------
                                                                                        9,415.721                $92,013
                                                                                 =================        ===============

GCG TRUST HARD ASSETS
Currently payable annuity products:
DVA                                                                                     1,451.663  $14.85        $21,557
Contracts in accumulation period:
DVA 80                                                                                 35,342.359   15.27        539,678
DVA                                                                                   217,667.924   14.85      3,232,369
DVA Series 100                                                                         11,963.287   14.13        169,041
DVA Plus - Standard (pre February 2000)                                                64,493.201   14.35        925,477
DVA Plus - Standard (post January 2000 & post 2000)                                    36,131.929   14.23        514,157
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                       575,255.091   14.05      8,082,334
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               436,184.996   13.94      6,080,419
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           561,649.827   13.76      7,728,302
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          62,770.602   13.64        856,191

                                      132

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST HARD ASSETS (CONTINUED)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              108,459.704    $13.55    $1,469,629
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       968,858.495     13.45    13,031,147
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           120,307.849     13.36     1,607,313
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                            302,601.665     13.26     4,012,498
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                              932,326.908     13.08    12,194,836
Access - Annual Ratchet (post April 2001)                                              23,531.967     12.80       301,209
Access - Max 5.5 (post April 2001), Landmark - Max 7                                   43,248.118     12.71       549,684
Access - 7% Solution (post April 2001)                                                 11,014.885     12.62       139,008
Access  - Max 7 (post April 2001)                                                      23,773.123     12.44       295,738
ES II - Max 7 (post 2000), Generations - Max 7                                        389,188.424     13.17     5,125,612
Landmark - 7% Solution                                                                 14,039.187     12.89       180,965
Access One                                                                             14,311.339     15.93       227,980
Value                                                                                  31,695.351     15.06       477,332
                                                                                 -----------------          --------------
                                                                                    4,986,267.894             $67,762,476
                                                                                 =================          ==============

GCG TRUST HARD ASSETS ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                         1,119.434     $9.83       $11,004
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                    25.690      9.83           253
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                  239.543      9.82         2,352
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                             7,945.259      9.82        78,022
ES II - Max 7 (post 2000), Generations - Max 7                                            511.225      9.82         5,020
                                                                                 -----------------          --------------
                                                                                        9,841.151                 $96,651
                                                                                 =================          ==============


                                      133

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INTERNATIONAL ENHANCED EAFE
Contracts in accumulation period:
DVA                                                                                    2,423.918      $8.25       $19,997
DVA Plus - Standard (pre February 2000)                                                4,118.741       8.23        33,897
DVA Plus - Standard (post January 2000 & post 2000)                                    2,548.665       8.23        20,976
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                       72,897.915       8.22       599,221
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              106,211.466       8.22       873,058
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           33,208.173       8.22       272,971
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          4,278.309       8.21        35,125
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              81,976.969       8.21       673,031
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       52,606.310       8.21       431,898
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            9,890.018       8.21        81,197
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                            51,442.150       8.20       421,826
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             138,594.248       8.20     1,136,473
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            466.576       8.19         3,821
Access - Annual Ratchet (post April 2001)                                              1,612.722       8.19        13,208
Access - Max 5.5 (post April 2001), Landmark - Max 7                                   6,369.326       8.19        52,165
Access - 7% Solution (post April 2001)                                                 4,136.609       8.18        33,837
Access  - Max 7 (post April 2001)                                                      3,184.248       8.18        26,047
ES II - Max 7 (post 2000), Generations - Max 7                                        12,518.879       8.20       102,655
Landmark - 7% Solution                                                                 8,531.245       8.19        69,871
Value                                                                                  1,514.364       8.25        12,494
VA Option I                                                                            3,925.552       8.25        32,386
VA Option II                                                                              42.615       8.23           351

                                      134

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INTERNATIONAL ENHANCED EAFE (CONTINUED)
VA Bonus Option I                                                                      1,123.321    $8.22        $9,234
VA Bonus Option II                                                                       806.164     8.21         6,619
VA Bonus Option III                                                                    2,716.806     8.20        22,278
SmartDesign Advantage Option I                                                            71.304     8.18           583
SmartDesign Advantage Option II                                                          587.775     8.17         4,802
                                                                                 ----------------         --------------
                                                                                     607,804.388             $4,990,021
                                                                                 ================         ==============

GCG TRUST INTERNATIONAL ENHANCED EAFE ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        3,935.485    $9.76       $38,410
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            9,208.703     9.75        89,785
ES II - Max 7 (post 2000), Generations - Max 7                                         3,747.359     9.74        36,499
                                                                                 ----------------         --------------
                                                                                      16,891.547               $164,694
                                                                                 ================         ==============

GCG TRUST INTERNATIONAL EQUITY
Contracts in accumulation period:
DVA                                                                                   14,806.091    $7.41      $109,713
DVA Plus - Standard (pre February 2000)                                                5,838.470     7.29        42,562
DVA Plus - Standard (post January 2000 & post 2000)                                   41,512.023     7.26       301,377
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                    4,449,069.007     7.16    31,855,334
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,834,152.254     7.19    13,187,555
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        1,745,092.452     7.14    12,459,960
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        700,469.554     7.11     4,980,339
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             244,423.432     7.09     1,732,962

                                      135

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INTERNATIONAL EQUITY (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                     4,107,916.003   $7.07     $29,042,966
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           261,177.037    7.04       1,838,686
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                          1,565,174.958    7.02      10,987,528
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            1,470,429.332    6.97      10,248,892
Access - Annual Ratchet (post April 2001)                                               8,794.725    6.90          60,684
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  132,382.931    6.87         909,471
Access - 7% Solution (post April 2001)                                                 28,442.290    6.85         194,830
Access  - Max 7 (post April 2001)                                                      28,306.916    6.80         192,487
ES II - Max 7 (post 2000), Generations - Max 7                                        221,112.964    6.99       1,545,580
Landmark - 7% Solution                                                                 55,117.980    6.92         381,416
Value                                                                                  54,578.332    7.46         407,154
                                                                                 -----------------        ----------------
                                                                                   16,968,796.751            $120,479,496
                                                                                 =================        ================

GCG TRUST INTERNATIONAL EQUITY ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                         2,275.003   $9.80         $22,295
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                             7,027.611    9.79          68,800
ES II - Max 7 (post 2000), Generations - Max 7                                         16,649.992    9.79         163,003
                                                                                 -----------------        ----------------
                                                                                       25,952.606                $254,098
                                                                                 =================        ================

GCG TRUST INTERNET TOLLKEEPER
Contracts in accumulation period:
DVA                                                                                     2,033.594   $4.68          $9,517
DVA Series 100                                                                          1,507.485    4.65           7,010
DVA Plus - Standard (pre February 2000)                                                 3,020.064    4.66          14,073
DVA Plus - Standard (post January 2000 & post 2000)                                     9,099.556    4.66          42,404
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                       387,485.791    4.65       1,801,809

                                      136

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INTERNET TOLLKEEPER (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               519,243.692   $4.64     $2,409,291
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           109,776.291    4.64        509,362
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          18,672.457    4.63         86,453
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              240,376.369    4.63      1,112,943
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       151,985.088    4.63        703,691
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           181,314.866    4.62        837,675
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                            220,934.965    4.62      1,020,720
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                              447,885.199    4.61      2,064,751
Access - Annual Ratchet (post April 2001)                                              41,859.479    4.60        192,554
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  141,022.746    4.59        647,294
Access - 7% Solution (post April 2001)                                                 23,045.661    4.59        105,780
Access  - Max 7 (post April 2001)                                                      80,239.506    4.58        367,497
ES II - Max 7 (post 2000), Generations - Max 7                                        161,332.193    4.61        743,741
Landmark - 7% Solution                                                                 22,077.083    4.60        101,555
Value                                                                                   5,625.439    4.69         26,383
                                                                                 -----------------        ---------------
                                                                                    2,768,537.524            $12,804,503
                                                                                 =================        ===============

GCG TRUST INTERNET TOLLKEEPER ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                           335.041  $10.42         $3,491

                                      137

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INTERNET TOLLKEEPER ADVISOR (CONTINUED)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                1,329.443  $10.41       $13,840
ES II - Max 7 (post 2000), Generations - Max 7                                          3,454.704   10.40        35,929
                                                                                 -----------------        --------------
                                                                                        5,119.188               $53,260
                                                                                 =================        ==============

GCG TRUST INVESTORS
Contracts in accumulation period:
DVA                                                                                     5,944.138   $8.17       $48,564
DVA Plus - Standard (pre February 2000)                                                37,817.102    8.11       306,697
DVA Plus - Standard (post January 2000 & post 2000)                                   169,038.915    8.09     1,367,525
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                     1,177,891.614    8.07     9,505,585
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                             1,674,081.360    8.06    13,493,096
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           590,391.269    8.04     4,746,746
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         330,087.985    8.02     2,647,306
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            1,030,210.891    8.01     8,251,989
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                     1,371,276.985    8.00    10,970,216
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           534,292.847    7.99     4,269,000
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                          1,333,386.702    7.98    10,640,426
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                            2,079,376.721    7.95    16,531,045
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                           2,596.183    7.94        20,614

                                      138

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST INVESTORS (CONTINUED)
Access - Annual Ratchet (post April 2001)                                             88,534.000   $7.92       $701,189
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 294,204.803    7.91      2,327,160
Access - 7% Solution (post April 2001)                                                33,193.925    7.89        261,900
Access  - Max 7 (post April 2001)                                                    215,194.574    7.87      1,693,581
ES II - Max 7 (post 2000), Generations - Max 7                                       336,121.073    7.96      2,675,524
Landmark - 7% Solution                                                               160,813.629    7.93      1,275,252
Value                                                                                 51,170.187    8.19        419,084
                                                                                -----------------        ---------------
                                                                                  11,515,624.903            $92,152,499
                                                                                =================        ===============

GCG TRUST INVESTORS ADVISOR
Contracts in accumulation period:
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               5,609.111   $9.75        $54,689
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            2,588.611    9.75         25,239
ES II - Max 7 (post 2000), Generations - Max 7                                        22,298.988    9.74        217,192
                                                                                -----------------        ---------------
                                                                                      30,496.710               $297,120
                                                                                =================        ===============

GCG TRUST J.P. MORGAN FLEMING SMALL CAP EQUITY
Contracts in accumulation period:
DVA                                                                                    3,893.026   $7.87        $30,638
DVA Plus - Standard (pre February 2000)                                                6,459.288    7.85         50,705
DVA Plus - Standard (post January 2000 & post 2000)                                   13,266.013    7.85        104,138
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                169,670.331    7.85      1,331,912
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              209,858.323    7.84      1,645,289
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           31,083.841    7.84        243,697
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         14,675.334    7.83        114,908
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             114,379.561    7.83        895,592

                                      139

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST J.P. MORGAN FLEMING SMALL CAP EQUITY (CONTINUED)
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      166,809.449   $7.83     $1,306,118
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           72,176.099    7.83        565,139
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                     95,249.109    7.82        744,848
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             155,619.727    7.82      1,216,946
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,107.867    7.82         16,484
Access - Annual Ratchet (post April 2001)                                              5,346.492    7.81         41,756
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  37,673.562    7.81        294,231
Access - 7% Solution (post April 2001)                                                    47.133    7.81            368
Access  - Max 7 (post April 2001)                                                      8,558.644    7.80         66,757
ES II - Max 7 (post 2000), Generations - Max 7                                        54,217.816    7.82        423,983
Landmark - 7% Solution                                                                18,981.527    7.81        148,246
Value                                                                                  9,884.594    7.87         77,792
VA Option I                                                                            2,395.075    7.87         18,849
VA Option II                                                                             202.769    7.85          1,592
VA Option III                                                                             74.699    7.85            586
VA Bonus Option I                                                                     11,543.916    7.84         90,504
VA Bonus Option II                                                                     2,705.468    7.83         21,184
VA Bonus Option III                                                                    2,734.971    7.82         21,387
SmartDesign Advantage Option I                                                           277.276    7.80          2,163
SmartDesign Advantage Option II                                                        1,939.734    7.79         15,111
                                                                                -----------------        ---------------
                                                                                   1,211,831.644             $9,490,923
                                                                                =================        ===============

GCG TRUST J.P. MORGAN FLEMING SMALL CAP ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 12,546.872   $9.49       $119,070
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                   51.434    9.49            488
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              11,332.630    9.48        107,433

                                      140

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST J.P. MORGAN FLEMING SMALL CAP ADVISOR (CONTINUED)
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           12,802.704   $9.48       $121,370
ES II - Max 7 (post 2000), Generations - Max 7                                        17,168.053    9.48        162,753
                                                                                -----------------        ---------------
                                                                                      53,901.693               $511,114
                                                                                =================        ===============

GCG TRUST JANUS GROWTH AND INCOME
Contracts in accumulation period:
DVA                                                                                   19,775.056   $7.11       $140,601
DVA Series 100                                                                         3,746.840    7.06         26,453
DVA Plus - Standard (pre February 2000)                                               78,084.441    7.07        552,057
DVA Plus - Standard (post January 2000 & post 2000)                                  257,195.925    7.07      1,818,375
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,676,922.509    7.05     11,822,304
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            2,831,574.297    7.04     19,934,283
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          719,851.323    7.03      5,060,555
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        315,169.992    7.02      2,212,493
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           1,160,151.753    7.01      8,132,664
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    1,909,356.758    7.00     13,365,497
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        1,307,255.573    6.99      9,137,716
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  2,513,591.776    6.99     17,570,007
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           3,186,621.478    6.97     22,210,752

                                      141

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST JANUS GROWTH AND INCOME (CONTINUED)
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          5,288.195   $6.96         $36,806
Access - Annual Ratchet (post April 2001)                                            132,023.878    6.95         917,566
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 584,691.147    6.94       4,057,757
Access - 7% Solution (post April 2001)                                               103,609.107    6.93         718,011
Access  - Max 7 (post April 2001)                                                    255,764.423    6.91       1,767,332
ES II - Max 7 (post 2000), Generations - Max 7                                       803,023.067    6.98       5,605,101
Landmark - 7% Solution                                                               184,660.669    6.95       1,283,392
Value                                                                                 54,814.567    7.13         390,828
VA Option I                                                                          150,753.831    7.12       1,073,367
VA Option II                                                                          48,439.217    7.07         342,465
VA Option III                                                                         17,896.151    7.05         126,168
VA Bonus Option I                                                                    167,273.116    7.04       1,177,603
VA Bonus Option II                                                                    75,159.946    6.99         525,368
VA Bonus Option III                                                                   38,566.865    6.97         268,811
SmartDesign Advantage Option I                                                         4,647.962    6.92          32,164
SmartDesign Advantage Option II                                                        7,683.653    6.89          52,940
SmartDesign Advantage Option III                                                       2,197.487    6.87          15,097
                                                                                -----------------        ----------------
                                                                                  18,615,791.002            $130,374,533
                                                                                =================        ================

GCG TRUST JANUS GROWTH AND INCOME ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 20,265.683   $9.73        $197,185
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               6,270.030    9.72          60,945
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           24,716.980    9.72         240,249
ES II - Max 7 (post 2000), Generations - Max 7                                         9,121.503    9.71          88,570
                                                                                -----------------        ----------------
                                                                                      60,374.196                $586,949
                                                                                =================        ================

GCG TRUST LARGE CAP VALUE
Contracts in accumulation period:
DVA                                                                                   45,296.402   $7.62        $345,159
DVA Series 100                                                                         2,185.539    7.54          16,479
DVA Plus - Standard (pre February 2000)                                              154,789.655    7.56       1,170,210
DVA Plus - Standard (post January 2000 & post 2000)                                  533,166.943    7.55       4,025,410
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              4,513,819.120    7.53      33,989,058

                                      142

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST LARGE CAP VALUE (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            6,465,372.229   $7.52     $48,619,599
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        2,128,387.026    7.50      15,962,903
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,328,528.910    7.48       9,937,396
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           2,660,134.746    7.47      19,871,207
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    4,117,976.668    7.46      30,720,106
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        2,719,020.902    7.45      20,256,706
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  5,103,820.816    7.44      37,972,427
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           6,279,536.964    7.42      46,594,164
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            685.718    7.41           5,081
Access - Annual Ratchet (post April 2001)                                            153,495.420    7.39       1,134,331
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 916,295.246    7.37       6,753,096
Access - 7% Solution (post April 2001)                                               190,461.403    7.36       1,401,796
Access  - Max 7 (post April 2001)                                                    486,302.358    7.34       3,569,459
ES II - Max 7 (post 2000), Generations - Max 7                                     1,216,648.520    7.43       9,039,699
Landmark - 7% Solution                                                               483,293.216    7.40       3,576,370
Access One                                                                               185.000    7.73           1,430
Value                                                                                102,148.307    7.64         780,413
                                                                                -----------------        ----------------
                                                                                  39,601,551.108            $295,742,499
                                                                                =================        ================


                                      143

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST LARGE CAP VALUE ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  8,771.780  $10.27        $90,086
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard                 220.967   10.26          2,267
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            9,363.630   10.26         96,071
ES II - Max 7 (post 2000), Generations - Max 7                                        14,142.339   10.25        144,959
                                                                                -----------------        ---------------
                                                                                      32,498.716               $333,383
                                                                                =================        ===============

GCG TRUST LIMITED MATURITY BOND
Currently payable annuity products:
DVA 80                                                                                 2,359.019  $21.88        $51,615
DVA                                                                                    6,619.882   21.27        140,805
Contracts in accumulation period:
DVA 80                                                                                34,224.282   21.88        748,828
DVA                                                                                  846,602.221   21.27     18,007,229
DVA Series 100                                                                        12,011.152   20.25        243,226
DVA Plus - Standard (pre February 2000)                                              431,757.457   20.58      8,885,568
DVA Plus - Standard (post January 2000 & post 2000)                                  325,166.054   20.38      6,626,884
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              6,261,694.220   20.16    126,235,755
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            3,840,532.602   19.95     76,618,625
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        3,063,485.056   19.73     60,442,560
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        629,610.846   19.53     12,296,300
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             917,937.051   19.40     17,807,979

                                      144

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST LIMITED MATURITY BOND (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    4,436,722.906  $19.29     $85,584,385
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        1,001,052.596   19.12      19,140,126
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  2,793,640.320   18.99      53,051,230
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           2,647,004.840   18.72      49,551,931
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          6,404.724   18.62         119,256
Access - Annual Ratchet (post April 2001)                                            115,924.795   18.36       2,128,379
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 187,662.150   18.23       3,421,081
Access - 7% Solution (post April 2001)                                               102,237.878   18.10       1,850,506
Access  - Max 7 (post April 2001)                                                    117,719.660   17.84       2,100,119
ES II - Max 7 (post 2000), Generations - Max 7                                       457,642.573   18.89       8,644,868
Landmark - 7% Solution                                                               148,372.597   18.49       2,743,409
Access One                                                                             1,261.000   22.84          28,801
Value                                                                                118,011.620   21.60       2,549,051
                                                                                -----------------        ----------------
                                                                                  28,505,657.501            $559,018,516
                                                                                =================        ================

GCG TRUST LIQUID ASSET
Currently payable annuity products:
DVA 80                                                                                 2,612.969  $17.21         $44,969
DVA                                                                                    1,526.708   16.74          25,557
Contracts in accumulation period:
DVA 80                                                                               149,703.142   17.21       2,576,391
DVA                                                                                  679,365.487   16.74      11,372,578
DVA Series 100                                                                        44,784.895   15.93         713,423
DVA Plus - Standard (pre February 2000)                                              695,808.213   16.18      11,258,177
DVA Plus - Standard (post January 2000 & post 2000)                                  337,508.715   16.00       5,400,139
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                             12,089,343.159   15.84     191,495,196
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                           10,877,062.661   15.66     170,334,801

                                      145

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST LIQUID ASSET (CONTINUED)
DVA Plus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        5,577,965.813  $15.51      $86,514,250
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      2,297,033.266   15.33       35,213,520
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           1,599,933.376   15.23       24,366,985
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    8,964,021.189   15.17      135,984,201
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        1,590,575.818   15.01       23,874,543
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                 10,613,767.944   14.91      158,251,280
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           7,015,870.143   14.70      103,133,291
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         19,321.100   14.64          282,861
Access - Annual Ratchet (post April 2001)                                            327,508.915   14.43        4,725,954
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 514,408.939   14.33        7,371,480
Access - 7% Solution (post April 2001)                                               102,402.302   14.23        1,457,185
Access  - Max 7 (post April 2001)                                                    300,237.886   14.03        4,212,338
ES II - Max 7 (post 2000), Generations - Max 7                                       749,575.552   14.85       11,131,197
Landmark - 7% Solution                                                               246,747.572   14.54        3,587,710
Value                                                                                117,368.795   16.98        1,992,922
VA Option I                                                                          125,681.154   16.86        2,118,984
VA Option II                                                                          65,629.633   16.16        1,060,575
VA Option III                                                                         17,951.798   15.82          283,997
VA Bonus Option I                                                                    379,646.273   15.71        5,964,243
VA Bonus Option II                                                                   116,033.602   15.05        1,746,306
VA Bonus Option III                                                                  130,082.443   14.74        1,917,415
SmartDesign Advantage Option I                                                       948,016.951   14.15       13,414,440
SmartDesign Advantage Option II                                                       44,327.639   13.75          609,505
SmartDesign Advantage Option III                                                      29,720.969   13.46          400,044
Rollover Choice Option I                                                              25,088.627   17.34          435,037
                                                                                -----------------        -----------------
                                                                                  66,796,633.647           $1,023,271,494
                                                                                =================        =================


                                      146

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST LIQUID ASSET ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 28,048.150   $9.99        $280,201
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               14,084.319    9.99         140,702
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              14,647.450    9.98         146,182
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           65,111.528    9.98         649,813
ES II - Max 7 (post 2000), Generations - Max 7                                        58,442.123    9.98         583,252
                                                                                -----------------        ----------------
                                                                                     180,333.570              $1,800,150
                                                                                =================        ================

GCG TRUST MANAGED GLOBAL
Currently payable annuity products:
DVA                                                                                    6,904.811  $14.39         $99,360
Contracts in accumulation period:
DVA 80                                                                                12,796.817   14.69         187,985
DVA                                                                                1,163,854.594   14.39      16,747,868
DVA Series 100                                                                        19,801.323   13.89         275,040
DVA Plus - Standard (pre February 2000)                                              392,630.543   14.02       5,504,680
DVA Plus - Standard (post January 2000 & post 2000)                                  262,335.765   13.93       3,654,337
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,965,665.844   13.80      27,126,189
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            2,246,689.590   13.71      30,802,114
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        2,796,757.957   13.59      38,007,941
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        629,167.687   13.50       8,493,764

                                      147

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST MANAGED GLOBAL (CONTINUED)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           1,121,603.349  $13.43     $15,063,133
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    1,143,491.481   13.36      15,277,046
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          592,153.300   13.29       7,869,717
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  1,564,387.791   13.23      20,696,850
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,515,103.147   13.09      19,832,700
Access - Annual Ratchet (post April 2001)                                             44,003.244   12.89         567,202
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 210,410.956   12.82       2,697,468
Access - 7% Solution (post April 2001)                                                59,805.081   12.75         762,515
Access  - Max 7 (post April 2001)                                                    102,390.142   12.62       1,292,164
ES II - Max 7 (post 2000), Generations - Max 7                                       367,449.857   13.16       4,835,640
Landmark - 7% Solution                                                               127,169.390   12.95       1,646,844
Access One                                                                               953.000   15.12          14,409
Value                                                                                113,467.340   14.51       1,646,411
                                                                                -----------------        ----------------
                                                                                  16,458,993.009            $223,101,377
                                                                                =================        ================

GCG TRUST MANAGED GLOBAL ADVISOR
Contracts in accumulation period:
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            3,121.056  $10.23         $31,928
ES II - Max 7 (post 2000), Generations - Max 7                                         1,726.583   10.23          17,663
                                                                                -----------------        ----------------
                                                                                       4,847.639                 $49,591
                                                                                =================        ================

GCG TRUST MID-CAP GROWTH
Currenlty payable annuity products:
DVA                                                                                    3,693.891  $16.62         $61,392
Contracts in accumulation period:
DVA 80                                                                                24,281.313   16.90         410,354
DVA                                                                                  658,498.563   16.62      10,944,247
DVA Series 100                                                                        11,781.116   16.14         190,147
DVA Plus - Standard (pre February 2000)                                              356,065.245   16.28       5,796,742
DVA Plus - Standard (post January 2000 & post 2000)                                  262,443.098   16.21       4,254,203

                                      148

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST MID-CAP GROWTH (CONTINUED)
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              5,485,147.242  $16.05     $88,036,613
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            3,084,371.759   16.01      49,380,792
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        3,781,797.316   15.88      60,054,941
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,067,107.577   15.81      16,870,971
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             844,739.953   15.74      13,296,207
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    4,651,809.596   15.68      72,940,374
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          911,394.113   15.61      14,226,862
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  2,356,960.176   15.55      36,650,731
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           2,751,560.359   15.42      42,429,061
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          1,307.595   15.35          20,072
Access - Annual Ratchet (post April 2001)                                             59,471.114   15.22         905,150
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 309,800.690   15.16       4,696,578
Access - 7% Solution (post April 2001)                                                60,108.378   15.10         907,637
Access  - Max 7 (post April 2001)                                                    106,351.561   14.97       1,592,083
ES II - Max 7 (post 2000), Generations - Max 7                                       511,368.087   15.48       7,915,978
Landmark - 7% Solution                                                               130,301.492   15.29       1,992,310
Granite PrimElite - Standard                                                           2,558.699   16.28          41,656
Granite PrimElite - Annual Ratchet                                                    24,641.442   16.05         395,495
Access One                                                                                53.000   17.32             918
Value                                                                                 90,271.530   16.76       1,512,951
                                                                                -----------------        ----------------
                                                                                  27,547,884.905            $435,524,465
                                                                                =================        ================


                                      149

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST MID-CAP GROWTH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  2,630.831   $9.77        $25,703
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               1,465.638    9.76         14,305
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           11,583.092    9.76        113,051
ES II - Max 7 (post 2000), Generations - Max 7                                        40,595.693    9.75        395,808
                                                                                -----------------        ---------------
                                                                                      56,275.254               $548,867
                                                                                =================        ===============

GCG TRUST REAL ESTATE
Currently payable annuity products:
DVA                                                                                    2,632.724  $29.64        $78,034
Contracts in accumulation period:
DVA 80                                                                                14,372.816   30.48        438,083
DVA                                                                                  294,492.593   29.64      8,728,760
DVA Series 100                                                                         6,317.688   28.21        178,222
DVA Plus - Standard (pre February 2000)                                               99,481.407   28.65      2,850,142
DVA Plus - Standard (post January 2000 & post 2000)                                   71,426.257   28.42      2,029,934
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,167,126.261   28.06     32,749,563
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              947,489.751   27.82     26,359,165
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          784,788.188   27.47     21,558,132
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        149,145.345   27.24      4,062,719
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             242,782.471   27.05      6,567,266

                                      150

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST REAL ESTATE (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      977,817.612  $26.86     $26,264,181
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          271,008.977   26.67       7,227,809
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    639,503.760   26.48      16,934,060
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             768,502.886   26.11      20,065,610
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            695.890   25.92          18,037
Access - Annual Ratchet (post April 2001)                                             28,955.148   25.56         740,094
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  77,757.492   25.38       1,973,485
Access - 7% Solution (post April 2001)                                                17,947.437   25.20         452,275
Access  - Max 7 (post April 2001)                                                     48,340.758   24.84       1,200,784
ES II - Max 7 (post 2000), Generations - Max 7                                       222,334.059   26.29       5,845,162
Landmark - 7% Solution                                                                33,005.212   25.74         849,554
Access One                                                                                74.000   31.80           2,353
Value                                                                                 15,433.848   30.06         463,941
                                                                                -----------------        ----------------
                                                                                   6,881,432.580            $187,637,365
                                                                                =================        ================

GCG TRUST REAL ESTATE ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 12,247.451   $9.61        $117,698
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               2,275.170    9.60          21,842
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            9,555.238    9.60          91,730
ES II - Max 7 (post 2000), Generations - Max 7                                         4,638.384    9.60          44,528
                                                                                -----------------        ----------------
                                                                                      28,716.243                $275,798
                                                                                =================        ================

GCG TRUST RESEARCH
Contracts in accumulation period:
DVA 80                                                                                 3,627.670  $15.91         $57,716
DVA                                                                                  162,961.471   15.64       2,548,717
DVA Series 100                                                                        13,646.311   15.19         207,287
DVA Plus - Standard (pre February 2000)                                              440,910.844   15.32       6,754,754
DVA Plus - Standard (post January 2000 & post 2000)                                  171,543.554   15.26       2,617,755

                                      151

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST RESEARCH (CONTINUED)
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              5,913,309.306  $15.14     $89,527,503
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            2,475,752.225   15.07      37,309,586
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        4,975,285.355   14.95      74,380,516
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        838,520.000   14.88      12,477,178
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             921,348.789   14.82      13,654,389
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    6,171,512.045   14.76      91,091,518
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          792,215.685   14.70      11,645,571
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  2,132,959.006   14.64      31,226,520
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           2,110,644.796   14.51      30,625,456
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          1,027.237   14.45          14,844
Access - Annual Ratchet (post April 2001)                                             52,293.527   14.33         749,366
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 215,282.859   14.27       3,072,086
Access - 7% Solution (post April 2001)                                                58,224.072   14.21         827,364
Access  - Max 7 (post April 2001)                                                     87,204.903   14.09       1,228,717
ES II - Max 7 (post 2000), Generations - Max 7                                       377,645.580   14.58       5,506,073
Landmark - 7% Solution                                                               131,250.673   14.39       1,888,697
Granite PrimElite - Standard                                                           2,602.459   15.32          39,870
Granite PrimElite - Annual Ratchet                                                    29,978.465   15.14         453,874
Value                                                                                 78,969.334   15.78       1,246,136
VA Option I                                                                           12,098.531   15.71         190,068
VA Option II                                                                           8,360.616   15.32         128,085

                                      152

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST RESEARCH (CONTINUED)
VA Option III                                                                          6,455.986  $15.13         $97,679
VA Bonus Option I                                                                     45,514.654   15.07         685,906
VA Bonus Option II                                                                    25,547.390   14.69         375,291
VA Bonus Option III                                                                   15,015.861   14.51         217,880
SmartDesign Advantage Option I                                                         3,982.031   14.16          56,386
SmartDesign Advantage Option II                                                          743.776   13.93          10,361
SmartDesign Advantage Option III                                                       8,243.250   13.75         113,345
                                                                                -----------------        ----------------
                                                                                  28,284,678.261            $421,026,494
                                                                                =================        ================

GCG TRUST RESEARCH ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  3,274.243   $9.72         $31,826
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               2,960.691    9.71          28,748
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            5,729.442    9.71          55,633
ES II - Max 7 (post 2000), Generations - Max 7                                        21,658.874    9.70         210,091
                                                                                -----------------        ----------------
                                                                                      33,623.250                $326,298
                                                                                =================        ================

GCG TRUST SPECIAL SITUATIONS
Contracts in accumulation period:
DVA                                                                                    2,870.905   $6.13         $17,599
DVA Plus - Standard (pre February 2000)                                                6,734.067    6.10          41,078
DVA Plus - Standard (post January 2000 & post 2000)                                   65,939.323    6.09         401,570
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                464,522.134    6.08       2,824,295
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              610,059.047    6.07       3,703,058
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          162,394.418    6.06         984,110
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        123,276.130    6.05         745,821

                                      153

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST SPECIAL SITUATIONS (CONTINUED)
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             246,923.594   $6.04     $1,491,419
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      327,689.607    6.04      1,979,245
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          292,321.465    6.03      1,762,698
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    401,444.438    6.02      2,416,696
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             520,898.404    6.01      3,130,599
Access - Annual Ratchet (post April 2001)                                             13,630.437    5.99         81,646
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  96,354.913    5.98        576,202
Access - 7% Solution (post April 2001)                                                 7,583.310    5.97         45,272
Access  - Max 7 (post April 2001)                                                     19,023.473    5.96        113,380
ES II - Max 7 (post 2000), Generations - Max 7                                       170,016.196    6.01      1,021,797
Landmark - 7% Solution                                                                70,820.281    5.99        424,213
Value                                                                                  6,471.533    6.15         39,800
                                                                                -----------------        ---------------
                                                                                   3,608,973.675            $21,800,498
                                                                                =================        ===============

GCG TRUST SPECIAL SITUATIONS ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  2,145.777   $9.63        $20,664
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            3,627.415    9.62         34,896
                                                                                -----------------        ---------------
                                                                                       5,773.192                $55,560
                                                                                =================        ===============

GCG TRUST STRATEGIC EQUITY
Currently payable annuity products:
DVA                                                                                   16,012.956  $10.19       $163,172
Contracts in accumulation period:
DVA 80                                                                                11,734.623   10.34        121,336
DVA                                                                                  134,063.017   10.19      1,366,102
DVA Series 100                                                                         6,136.461    9.93         60,935

                                      154

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST STRATEGIC EQUITY (CONTINUED)
DVA Plus - Standard (pre February 2000)                                            275,485.690   $10.01      $2,757,612
DVA Plus - Standard (post January 2000 & post 2000)                                126,033.889     9.97       1,256,558
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II -
  Standard (post 2000), Generations - Standard                                   2,906,118.345     9.91      28,799,633
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          1,870,964.685     9.86      18,447,712
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                      1,999,021.919     9.80      19,590,415
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      748,019.466     9.75       7,293,190
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           335,993.421     9.71       3,262,496
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
  2000),  Access - Max 5.5 (post January 2000),  DVA Plus - Annual Ratchet (post
  2000),  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February
  2000), Premium Plus - Annual Ratchet (post 2000), Premium Plus -
  Max 5.5 (post January 2000)                                                    2,578,304.124     9.68      24,957,984
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        398,841.111     9.64       3,844,828
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                1,196,567.061     9.61      11,499,009
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                         1,357,779.373     9.54      12,953,215
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          430.560     9.50           4,090
Access - Annual Ratchet (post April 2001)                                           22,031.797     9.43         207,760
Access - Max 5.5 (post April 2001), Landmark - Max 7                                63,802.164     9.40         599,740
Access - 7% Solution (post April 2001)                                              20,218.871     9.36         189,249
Access  - Max 7 (post April 2001)                                                   28,983.967     9.29         269,261
ES II - Max 7 (post 2000), Generations - Max 7                                     179,597.574     9.57       1,718,749
Landmark - 7% Solution                                                              24,833.591     9.47         235,174
Value                                                                               23,302.730    10.26         239,086
                                                                               ----------------         ----------------
                                                                                14,324,277.395             $139,837,306
                                                                               ================         ================


                                      155

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST STRATEGIC EQUITY ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II -
  Standard (post 2000), Generations - Standard                                       4,899.546    $9.65         $47,281
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             1,511.374     9.64          14,570
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          1,318.982     9.63          12,702
ES II - Max 7 (post 2000), Generations - Max 7                                         314.201     9.63           3,026
                                                                               ----------------         ----------------
                                                                                     8,044.103                  $77,579
                                                                               ================         ================

GCG TRUST TOTAL RETURN
Contracts in accumulation period:
DVA 80                                                                              16,067.433   $20.21        $324,723
DVA                                                                                206,393.471    19.88       4,103,102
DVA Series 100                                                                       3,973.499    19.31          76,728
DVA Plus - Standard (pre February 2000)                                            631,444.743    19.47      12,294,229
DVA Plus - Standard (post January 2000 & post 2000)                                447,612.150    19.39       8,679,200
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II -
  Standard (post 2000), Generations - Standard                                   9,138,044.633    19.23     175,724,598
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                          4,962,122.568    19.15      95,024,647
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                      5,740,869.851    18.99     109,019,118
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      859,681.681    18.91      16,256,581
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard         1,672,476.623    18.83      31,492,735
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
  2000),  Access - Max 5.5 (post January 2000),  DVA Plus - Annual Ratchet (post
  2000),  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February
  2000), Premium Plus - Annual Ratchet (post 2000), Premium Plus -
  Max 5.5 (post January 2000)                                                    8,722,390.414    18.75     163,544,820

                                      156

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST TOTAL RETURN (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000),  Premium Plus - Max 5.5 (post 2000),  ES II - 7% Solution  (post 2000),
  Generations
  - 7% Solution                                                                        1,806,440.987  $18.68      $33,744,318
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             3,921,172.749   18.60       72,933,813
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                               4,012,552.154   18.44       73,991,462
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                             19,957.847   18.37          366,626
Access - Annual Ratchet (post April 2001)                                                108,560.173   18.21        1,976,881
Access - Max 5.5 (post April 2001), Landmark - Max 7                                     687,305.380   18.14       12,467,720
Access - 7% Solution (post April 2001)                                                   123,964.300   18.06        2,238,795
Access  - Max 7 (post April 2001)                                                        192,906.695   17.91        3,454,959
ES II - Max 7 (post 2000), Generations - Max 7                                           865,414.745   18.52       16,027,481
Landmark - 7% Solution                                                                   311,823.735   18.29        5,703,256
Granite PrimElite - Standard                                                               3,436.014   19.47           66,899
Granite PrimElite - Annual Ratchet                                                        24,501.483   19.23          471,164
Access One                                                                                   243.000   20.72            5,035
Value                                                                                    124,189.496   20.05        2,489,999
VA Option I                                                                              100,966.989   19.96        2,015,301
VA Option II                                                                              58,151.220   19.47        1,132,204
VA Option III                                                                             20,971.311   19.23          403,278
VA Bonus Option I                                                                        129,465.341   19.15        2,479,261
VA Bonus Option II                                                                       136,882.391   18.67        2,555,594
VA Bonus Option III                                                                       58,555.225   18.44        1,079,758
SmartDesign Advantage Option I                                                            19,792.659   18.00          356,268
SmartDesign Advantage Option II                                                            7,434.941   17.70          131,598
SmartDesign Advantage Option III                                                          13,605.955   17.48          237,832
Rollover Choice Option I                                                                  24,144.989   20.30          490,143
Rollover Choice Option II                                                                    414.379   19.96            8,271
                                                                                     ----------------        -----------------
                                                                                      45,173,931.224             $853,368,397
                                                                                     ================        =================

GCG TRUST TOTAL RETURN ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post 2000),
  Generations - Standard                                                                  14,499.387  $10.04         $145,574
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard  (post  January 2000 and post 2000),  ES II - Deferred  Ratchet (post
  2000),
  Generations - Deferred Ratchet                                                          19,781.090   10.04          198,602
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post 2000),
  Premium  Plus  - Max  5.5  (post  2000),  ES  II - 7%  Solution  (post  2000),
Generations
  - 7% Solution                                                                           42,679.276   10.03          428,073
ES II - Max 7 (post 2000), Generations - Max 7                                            18,244.240   10.03          182,990
                                                                                     ----------------        -----------------
                                                                                          95,203.993                 $955,239
                                                                                     ================        =================

                                      157

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST VALUE EQUITY
Currently payable annuity products:
DVA 80                                                                                   196.196  $15.72         $3,084
DVA                                                                                      625.357   15.47          9,674
Contracts in accumulation period:
DVA 80                                                                                14,757.269   15.72        231,984
DVA                                                                                  255,627.944   15.47      3,954,565
DVA Series 100                                                                        10,613.579   15.04        159,628
DVA Plus - Standard (pre February 2000)                                              263,973.651   15.18      4,007,120
DVA Plus - Standard (post January 2000 & post 2000)                                   87,727.524   15.10      1,324,686
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                    2,314,069.828   15.00     34,711,047
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,201,589.403   14.92     17,927,714
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        2,133,007.485   14.82     31,611,171
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        259,140.361   14.74      3,819,729
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             318,879.888   14.68      4,681,157
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    2,165,514.354   14.61     31,638,165
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          307,027.413   14.56      4,470,319
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                           923,702.340   14.50     13,393,684
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             983,702.944   14.38     14,145,648
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          5,517.456   14.32         79,010
Access - Annual Ratchet (post April 2001)                                             20,452.084   14.21        290,624
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 131,098.668   14.15      1,855,046

                                      158

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST VALUE EQUITY (CONTINUED)
Access - 7% Solution (post April 2001)                                                19,840.272  $14.09        $279,549
Access  - Max 7 (post April 2001)                                                     48,682.166   13.98         680,577
ES II - Max 7 (post 2000), Generations - Max 7                                       160,511.984   14.44       2,317,793
Landmark - 7% Solution                                                                56,537.908   14.27         806,796
Value                                                                                 12,716.963   15.59         198,257
VA Option I                                                                            5,697.794   15.53          88,487
VA Option II                                                                           6,030.913   15.16          91,429
VA Option III                                                                            701.727   14.97          10,505
VA Bonus Option I                                                                     13,323.533   14.91         198,654
VA Bonus Option II                                                                     7,148.366   14.56         104,080
VA Bonus Option III                                                                    7,163.305   14.38         103,008
SmartDesign Advantage Option I                                                         2,513.045   14.05          35,308
SmartDesign Advantage Option II                                                        1,441.150   13.82          19,917
SmartDesign Advantage Option III                                                         372.008   13.65           5,078
                                                                                -----------------        ----------------
                                                                                  11,739,904.878            $173,253,493
                                                                                =================        ================

GCG TRUST VALUE EQUITY ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                  4,330.312   $9.63         $41,701
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                            4,121.280    9.62          39,647
ES II - Max 7 (post 2000), Generations - Max 7                                         2,676.572    9.61          25,722
                                                                                -----------------        ----------------
                                                                                      11,128.164                $107,070
                                                                                =================        ================

GCG TRUST VAN KAMPEN GROWTH AND INCOME
Currently payable annuity products:
DVA 80                                                                                   487.525  $19.21          $9,365
DVA                                                                                    6,153.091   18.86         116,047
Contracts in accumulation period:
DVA 80                                                                                12,569.800   19.21         241,466
DVA                                                                                1,174,899.843   18.86      22,158,611
DVA Series 100                                                                        41,044.682   18.25         749,065
DVA Plus - Standard (pre February 2000)                                              802,103.676   18.45      14,798,813
DVA Plus - Standard (post January 2000 & post 2000)                                  212,478.908   18.34       3,896,863
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              6,183,620.626   18.19     112,480,059

                                      159

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST VAN KAMPEN GROWTH AND INCOME (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,951,606.925  $18.08     $35,285,053
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        6,933,408.861   17.94     124,385,355
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        478,279.632   17.83       8,527,726
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             835,107.303   17.75      14,823,155
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    7,350,027.957   17.67     129,874,994
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          616,372.946   17.58      10,835,836
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  1,678,850.979   17.50      29,379,892
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,920,555.207   17.34      33,302,427
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            834.783   17.26          14,408
Access - Annual Ratchet (post April 2001)                                             40,928.330   17.09         699,465
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 180,352.195   17.01       3,067,791
Access - 7% Solution (post April 2001)                                                38,925.362   16.93         659,006
Access  - Max 7 (post April 2001)                                                     69,527.951   16.77       1,165,984
ES II - Max 7 (post 2000), Generations - Max 7                                       274,359.681   17.42       4,779,346
Landmark - 7% Solution                                                               134,276.152   17.17       2,305,522
Access One                                                                                48.000   19.76             948
Value                                                                                 55,540.097   19.04       1,057,483
                                                                                -----------------        ----------------
                                                                                  30,992,360.512            $554,614,680
                                                                                =================        ================


                                      160

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)



7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GCG TRUST VAN KAMPEN GROWTH AND INCOME ADVISOR
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 42,614.234   $9.79       $417,193
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                1,609.802    9.79         15,760
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              10,565.924    9.78        103,335
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           20,751.329    9.78        202,948
ES II - Max 7 (post 2000), Generations - Max 7                                        25,611.638    9.78        250,482
                                                                                -----------------        ---------------
                                                                                     101,152.927               $989,718
                                                                                =================        ===============



AIM V.I. DENT DEMOGRAPHIC TRENDS
Contracts in accumulation period:
DVA Plus - Standard (pre February 2000)                                                1,885.585   $7.36        $13,878
DVA Plus - Standard (post January 2000 & post 2000)                                   25,365.346    7.35        186,435
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                218,093.842    7.34      1,600,809
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              226,139.250    7.34      1,659,862
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           43,073.626    7.33        315,730
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         25,792.732    7.32        188,803
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              95,004.921    7.32        695,436

                                      161

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

AIM V.I. DENT DEMOGRAPHIC TRENDS (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       94,533.265   $7.32      $691,983
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           76,298.756    7.31       557,744
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    144,579.250    7.31     1,056,874
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             237,697.824    7.30     1,735,194
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,380.753    7.29        17,356
Access - Annual Ratchet (post April 2001)                                             36,436.265    7.28       265,256
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  11,617.804    7.28        84,578
Access - 7% Solution (post April 2001)                                                 8,919.249    7.27        64,843
Access  - Max 7 (post April 2001)                                                    109,981.346    7.27       799,564
ES II - Max 7 (post 2000), Generations - Max 7                                       132,570.005    7.30       967,761
Landmark - 7% Solution                                                                20,619.001    7.29       150,313
VA Option I                                                                            2,751.497    7.38        20,306
VA Option II                                                                           1,639.386    7.36        12,066
VA Bonus Option I                                                                     10,729.473    7.34        78,754
VA Bonus Option II                                                                     4,182.723    7.31        30,576
VA Bonus Option III                                                                    7,735.578    7.30        56,470
SmartDesign Advantage Option I                                                         9,033.164    7.27        65,671
SmartDesign Advantage Option II                                                        2,133.782    7.25        15,470
SmartDesign Advantage Option III                                                         934.452    7.24         6,765
                                                                                -----------------        --------------
                                                                                   1,550,128.875           $11,338,497
                                                                                =================        ==============

AIM V.I. GROWTH
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          1,399.031   $7.00        $9,793
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      6,965.519    6.98        48,619
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            984.776    6.97         6,864
VA Option I                                                                           26,221.846    7.06       185,126
VA Option II                                                                          20,010.222    7.03       140,672
VA Option III                                                                          1,160.532    7.02         8,147
VA Bonus Option I                                                                     15,898.460    7.02       111,607
VA Bonus Option II                                                                    34,050.283    6.99       238,011

                                      162

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

AIM V.I. GROWTH (CONTINUED)
VA Bonus Option III                                                                       797.868    $6.98        $5,569
SmartDesign Advantage Option I                                                          9,991.085     6.95        69,438
SmartDesign Advantage Option II                                                         3,408.679     6.93        23,622
SmartDesign Advantage Option III                                                          148.669     6.92         1,029
                                                                                 -----------------         --------------
                                                                                      121,036.970               $848,497
                                                                                 =================         ==============

AIM V.I. CAPITAL APPRECIATION
Contracts in accumulation period:
Rollover Choice Option I                                                                3,701.273    $7.40       $27,389
                                                                                 -----------------         --------------
                                                                                        3,701.273                $27,389
                                                                                 =================         ==============

AIM V.I. CORE EQUITY
Contracts in accumulation period:
Rollover Choice Option I                                                                4,960.602    $8.26       $40,975
                                                                                 -----------------         --------------
                                                                                        4,960.602                $40,975
                                                                                 =================         ==============

AIM V.I. PREMIER EQUITY
Contracts in accumulation period:
Rollover Choice Option I                                                                6,113.296    $6.84       $41,815
Rollover Choice Option II                                                               5,600.805     6.82        38,197
                                                                                 -----------------         --------------
                                                                                       11,714.101                $80,012
                                                                                 =================         ==============

ALLIANCE BERNSTEIN VALUE
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                           5,317.948    $8.58       $45,628
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                              8,584.788     8.55        73,400
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                           5,498.975     8.53        46,906
VA Option I                                                                            53,589.426     8.66       464,084
VA Option II                                                                           41,567.535     8.62       358,312
VA Option III                                                                          16,435.620     8.60       141,346
VA Bonus Option I                                                                      69,917.676     8.60       601,292
VA Bonus Option II                                                                     71,475.693     8.56       611,832
VA Bonus Option III                                                                    17,783.469     8.54       151,871
SmartDesign Advantage Option I                                                         12,252.266     8.50       104,144
SmartDesign Advantage Option II                                                         6,907.718     8.48        58,577
SmartDesign Advantage Option III                                                        6,158.098     8.46        52,098
                                                                                 -----------------         --------------
                                                                                      315,489.212             $2,709,490
                                                                                 =================         ==============


                                      163

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ALLIANCE GROWTH AND INCOME
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         11,011.021    $7.33      $80,711
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             5,073.118     7.31       37,084
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,048.890     7.29       14,936
VA Option I                                                                          111,625.699     7.40      826,030
VA Option II                                                                         107,568.702     7.37      792,781
VA Option III                                                                         37,970.848     7.35      279,086
VA Bonus Option I                                                                    187,892.497     7.35    1,381,010
VA Bonus Option II                                                                   110,199.338     7.32      806,659
VA Bonus Option III                                                                   49,729.010     7.30      363,022
SmartDesign Advantage Option I                                                         7,581.492     7.27       55,117
SmartDesign Advantage Option II                                                       11,489.341     7.25       83,298
SmartDesign Advantage Option III                                                       1,624.503     7.23       11,745
                                                                                 ----------------         -------------
                                                                                     643,814.459            $4,731,479
                                                                                 ================         =============

ALLIANCE PREMIER GROWTH
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         18,699.611    $6.50     $121,547
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             4,096.233     6.48       26,544
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            242.415     6.47        1,568
VA Option I                                                                           41,282.713     6.56      270,815
VA Option II                                                                          87,298.365     6.54      570,931
VA Option III                                                                         21,482.259     6.52      140,064
VA Bonus Option I                                                                     48,076.653     6.52      313,460
VA Bonus Option II                                                                    63,675.099     6.49      413,251
VA Bonus Option III                                                                   13,118.794     6.47       84,879
SmartDesign Advantage Option I                                                        10,347.731     6.44       66,639
SmartDesign Advantage Option II                                                       10,463.152     6.43       67,278
SmartDesign Advantage Option III                                                       2,733.252     6.41       17,520
                                                                                 ----------------         -------------
                                                                                     321,516.277            $2,094,496
                                                                                 ================         =============




                                      164

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP GROWTH
Contracts in accumulation period:
DVA                                                                                    6,391.315    $6.41       $40,968
DVA Plus - Standard (pre February 2000)                                                9,787.230     6.39        62,540
DVA Plus - Standard (post January 2000 & post 2000)                                   14,326.050     6.38        91,400
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                      523,176.282     6.37     3,332,633
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              534,217.197     6.37     3,402,964
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          219,814.733     6.36     1,398,022
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         69,147.668     6.35       439,088
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             202,568.992     6.35     1,286,313
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      256,320.522     6.34     1,625,072
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          138,234.806     6.34       876,409
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                           244,585.622     6.33     1,548,227
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             473,546.962     6.33     2,997,552
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          7,612.918     6.32        48,114
Access - Annual Ratchet (post April 2001)                                              4,842.214     6.31        30,554
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 107,164.703     6.31       676,209
Access - 7% Solution (post April 2001)                                                72,400.853     6.30       456,125
Access  - Max 7 (post April 2001)                                                     13,477.384     6.29        84,773
ES II - Max 7 (post 2000), Generations - Max 7                                       147,714.687     6.33       935,034
Landmark - 7% Solution                                                                72,837.366     6.32       460,332
Value                                                                                 16,144.991     6.42       103,651
VA Option I                                                                          117,835.906     6.42       756,507

                                      165

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP GROWTH (CONTINUED)
VA Option II                                                                          41,737.349   $6.39       $266,702
VA Option III                                                                         15,098.206    6.37         96,176
VA Bonus Option I                                                                    156,999.146    6.37      1,000,085
VA Bonus Option II                                                                    74,614.341    6.34        473,055
VA Bonus Option III                                                                   53,634.764    6.32        338,972
SmartDesign Advantage Option I                                                        14,612.297    6.30         92,057
SmartDesign Advantage Option II                                                        8,816.847    6.28         55,370
SmartDesign Advantage Option III                                                       2,814.395    6.26         17,618
Rollover Choice Option I                                                              30,532.901    6.43        196,327
Rollover Choice Option II                                                              3,701.211    6.42         23,762
Rollover Choice Option III                                                               607.274    6.40          3,887
                                                                                 ----------------        ---------------
                                                                                   3,655,317.132            $23,216,498
                                                                                 ================        ===============

FIDELITY(R) VIP EQUITY-INCOME
Contracts in accumulation period:
DVA                                                                                    4,246.161   $7.88        $33,460
DVA Series 100                                                                           525.907    7.84          4,123
DVA Plus - Standard (pre February 2000)                                                5,651.143    7.85         44,361
DVA Plus - Standard (post January 2000 & post 2000)                                   37,470.212    7.85        294,141
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                      478,394.663    7.83      3,745,830
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              321,871.933    7.83      2,520,257
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          185,664.648    7.82      1,451,898
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         70,101.597    7.81        547,493
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             177,882.505    7.80      1,387,484
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      338,456.229    7.80      2,639,959

                                      166

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP EQUITY-INCOME (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          139,297.067   $7.79     $1,085,124
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                           178,751.984    7.79      1,392,478
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             250,947.059    7.78      1,952,368
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          9,459.360    7.77         73,499
Access - Annual Ratchet (post April 2001)                                             18,935.799    7.76        146,942
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  54,903.954    7.75        425,506
Access - 7% Solution (post April 2001)                                                46,318.279    7.75        358,967
Access  - Max 7 (post April 2001)                                                      7,498.006    7.74         58,035
ES II - Max 7 (post 2000), Generations - Max 7                                        70,753.511    7.78        550,462
Landmark - 7% Solution                                                                19,711.625    7.76        152,962
Value                                                                                  3,346.119    7.89         26,401
VA Option I                                                                          137,710.507    7.89      1,086,536
VA Option II                                                                          67,873.888    7.85        532,810
VA Option III                                                                         26,357.099    7.83        206,376
VA Bonus Option I                                                                    178,215.219    7.83      1,395,425
VA Bonus Option II                                                                   140,603.473    7.79      1,095,301
VA Bonus Option III                                                                   24,656.472    7.78        191,827
SmartDesign Advantage Option I                                                        15,527.727    7.74        120,185
SmartDesign Advantage Option II                                                       10,722.407    7.72         82,777
SmartDesign Advantage Option III                                                       7,831.391    7.70         60,302
Rollover Choice Option I                                                              21,033.949    7.91        166,379
Rollover Choice Option II                                                              2,414.475    7.89         19,050
Rollover Choice Option III                                                               748.840    7.87          5,893
                                                                                 ----------------        ---------------
                                                                                   3,053,883.208            $23,854,611
                                                                                 ================        ===============

FIDELITY(R) VIP CONTRAFUND(R)
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         10,193.484   $8.63        $87,970
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             8,870.371    8.60         76,285
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         19,392.267    8.58        166,386
VA Option I                                                                           86,387.123    8.71        752,432
VA Option II                                                                          77,060.412    8.67        668,114
VA Option III                                                                         17,280.541    8.65        149,477
VA Bonus Option I                                                                    141,706.160    8.64      1,224,341
VA Bonus Option II                                                                    80,927.058    8.61        696,782

                                      167

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

FIDELITY(R) VIP CONTRAFUND(R) (CONTINUED)
VA Bonus Option III                                                                    26,329.715    $8.59      $226,172
SmartDesign Advantage Option I                                                          5,170.226     8.55        44,205
SmartDesign Advantage Option II                                                        11,635.946     8.52        99,138
SmartDesign Advantage Option III                                                        5,478.254     8.50        46,565
Rollover Choice Option I                                                               18,394.766     8.73       160,586
Rollover Choice Option II                                                               4,124.316     8.71        35,923
Rollover Choice Option III                                                                537.961     8.69         4,675
                                                                                   ---------------         --------------
                                                                                      513,488.600             $4,439,051
                                                                                   ===============         ==============

FIDELITY(R) VIP OVERSEAS
Contracts in accumulation period:
Rollover Choice Option I                                                                1,171.175    $7.89        $9,241
                                                                                   ---------------         --------------
                                                                                        1,171.175                 $9,241
                                                                                   ===============         ==============

FRANKLIN SMALL CAP VALUE SECURITIES
Contracts in accumulation period:
Rollover Choice Option I                                                                1,802.105    $8.99       $16,201
Rollover Choice Option II                                                                 137.390     8.97         1,232
                                                                                   ---------------         --------------
                                                                                        1,939.495                $17,433
                                                                                   ===============         ==============

GREENWICH APPRECIATION
Contracts in accumulation period:
Granite PrimElite - Standard                                                              410.469   $14.02        $5,755
Granite PrimElite - Annual Ratchet                                                     42,037.067    13.88       583,474
                                                                                   ---------------         --------------
                                                                                       42,447.536               $589,229
                                                                                   ===============         ==============

GALAXY VIP ASSET ALLOCATION
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post 2000),
  Generations - Standard                                                               14,470.820    $8.15      $117,937
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                41,973.587     8.14       341,665
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February  2000) and 5.5% Solution  (pre February  2000),  ES II -
  5.5%
  Solution (post 2000)                                                                  4,092.860     8.11        33,193

                                      168

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GALAXY VIP ASSET ALLOCATION (CONTINUED)
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          7,686.299   $8.10        $62,259
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                        3,094.826    8.07         24,975
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             6,392.631    8.05         51,461
                                                                                 ----------------        ---------------
                                                                                      77,711.023               $631,490
                                                                                 ================        ===============

GALAXY VIP EQUITY
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        6,146.836   $6.57        $40,385
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                               41,997.580    6.56        275,504
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                            9,438.274    6.54         61,726
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          2,533.499    6.53         16,544
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                        2,842.961    6.50         18,479
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             9,491.052    6.48         61,502
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                               2,067.330    6.46         13,355
                                                                                 ----------------        ---------------
                                                                                      74,517.532               $487,495
                                                                                 ================        ===============


                                      169

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GALAXY VIP GROWTH AND INCOME
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        4,973.536   $7.56        $37,600
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                6,935.812    7.55         52,365
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                            941.925    7.51          7,074
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                        2,055.178    7.49         15,393
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                               778.183    7.46          5,805
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                                 520.260    7.44          3,871
                                                                                 ----------------        ---------------
                                                                                      16,204.894               $122,108
                                                                                 ================        ===============

GALAXY VIP HIGH QUALITY BOND
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        3,333.820  $12.74        $42,473
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                2,441.177   12.72         31,052
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          1,264.887   12.65         16,001

                                      170

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

GALAXY VIP HIGH QUALITY BOND (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                          261.886  $12.61         $3,302
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             2,995.152   12.57         37,649
                                                                                 ----------------        ---------------
                                                                                      10,296.922               $130,477
                                                                                 ================        ===============

GALAXY VIP SMALL COMPANY GROWTH
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard (post
  2000), Generations - Standard                                                        1,744.000   $8.69        $15,155
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                                1,318.134    8.67         11,428
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                            1,508.000    8.65         13,044
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                            506.975    8.63          4,375
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             1,382.134    8.57         11,845
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                                  98.104    8.55            839
                                                                                 ----------------        ---------------
                                                                                       6,557.347                $56,686
                                                                                 ================        ===============

ING GET FUND - SERIES N
Contracts in accumulation period:
VA Option I                                                                          390,804.171  $10.10     $3,947,122
VA Option II                                                                         213,031.411   10.05      2,140,966
VA Option III                                                                        117,577.827   10.03      1,179,306
VA Bonus Option I                                                                    972,908.364   10.02      9,748,542
VA Bonus Option II                                                                   682,003.499    9.98      6,806,395
VA Bonus Option III                                                                  485,961.261    9.96      4,840,174
                                                                                 ----------------        ---------------
                                                                                   2,862,286.533            $28,662,505
                                                                                 ================        ===============


                                      171

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING GET FUND - SERIES P
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         67,854.231   $9.93        $673,793
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                     10,497.941    9.91         104,035
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,684.163    9.89          36,436
VA Option I                                                                        1,705,435.036   10.02      17,088,459
VA Option II                                                                         972,549.749    9.98       9,706,046
VA Option III                                                                        401,541.204    9.96       3,999,350
VA Bonus Option I                                                                  5,315,976.104    9.95      52,893,962
VA Bonus Option II                                                                 3,474,689.314    9.91      34,434,171
VA Bonus Option III                                                                2,205,103.224    9.89      21,808,471
SmartDesign Advantage Option I                                                       108,591.586    9.86       1,070,713
SmartDesign Advantage Option II                                                       35,661.831    9.83         350,556
SmartDesign Advantage Option III                                                      26,860.854    9.81         263,505
                                                                                -----------------        ----------------
                                                                                  14,328,445.237            $142,429,497
                                                                                =================        ================

ING GET FUND - SERIES Q
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        562,383.289  $10.03      $5,640,704
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    284,409.580   10.01       2,846,940
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         83,909.189    9.99         838,253
VA Option I                                                                        1,999,208.942   10.10      20,192,010
VA Option II                                                                       1,409,733.467   10.07      14,196,016
VA Option III                                                                        491,168.651   10.05       4,936,245
VA Bonus Option I                                                                  4,783,644.544   10.04      48,027,791
VA Bonus Option II                                                                 3,845,316.589   10.01      38,491,619
VA Bonus Option III                                                                1,887,729.911   10.00      18,877,299
SmartDesign Advantage Option I                                                     1,028,249.267    9.97      10,251,645
SmartDesign Advantage Option II                                                      217,938.548    9.94       2,166,309
SmartDesign Advantage Option III                                                     253,781.731    9.93       2,520,053
Rollover Choice Option I                                                               2,541.246   10.12          25,717
Rollover Choice Option II                                                              4,941.125   10.10          49,905
                                                                                -----------------        ----------------
                                                                                  16,854,956.079            $169,060,506
                                                                                =================        ================


                                      172

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING GET FUND - SERIES R
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,074,925.572  $10.09     $10,845,999
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    257,403.873   10.07       2,592,057
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                        115,167.896   10.06       1,158,589
VA Option I                                                                        2,104,589.356   10.14      21,340,536
VA Option II                                                                         988,297.070   10.12      10,001,566
VA Option III                                                                        506,820.458   10.10       5,118,887
VA Bonus Option I                                                                  4,259,757.948   10.10      43,023,555
VA Bonus Option II                                                                 3,262,756.657   10.08      32,888,587
VA Bonus Option III                                                                1,891,866.395   10.06      19,032,176
SmartDesign Advantage Option I                                                     1,141,597.398   10.04      11,461,638
SmartDesign Advantage Option II                                                      716,661.831   10.02       7,180,952
SmartDesign Advantage Option III                                                     566,849.087   10.01       5,674,159
Rollover Choice Option I                                                              19,740.797   10.16         200,566
Rollover Choice Option II                                                              4,164.678   10.14          42,230
                                                                                -----------------        ----------------
                                                                                  16,910,599.016            $170,561,497
                                                                                =================        ================

ING GET FUND - SERIES S
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,272,002.001  $10.03     $12,758,180
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    714,136.233   10.02       7,155,645
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                        253,670.431   10.01       2,539,241
VA Option I                                                                        2,645,718.489   10.07      26,642,385
VA Option II                                                                       1,006,108.528   10.05      10,111,391
VA Option III                                                                        531,316.937   10.04       5,334,422
VA Bonus Option I                                                                  5,903,407.361   10.04      59,270,210
VA Bonus Option II                                                                 3,536,752.857   10.02      35,438,264
VA Bonus Option III                                                                2,276,351.650   10.01      22,786,280
SmartDesign Advantage Option I                                                     1,993,960.945   10.00      19,939,609
SmartDesign Advantage Option II                                                    1,229,819.186    9.99      12,285,894
SmartDesign Advantage Option III                                                     467,734.302    9.98       4,667,988
Rollover Choice Option I                                                              31,718.983   10.08         319,727
Rollover Choice Option II                                                              4,790.846   10.07          48,244
                                                                                -----------------        ----------------
                                                                                  21,867,488.749            $219,297,480
                                                                                =================        ================


                                      173

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING GET FUND - SERIES T
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 50,400.668  $10.08        $508,039
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                      1,558,991.778   10.07      15,699,047
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              19,504.482   10.07         196,410
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          171,909.156   10.06       1,729,406
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    508,430.836   10.06       5,114,814
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                        402,293.548   10.06       4,047,073
ES II - Max 7 (post 2000), Generations - Max 7                                        95,839.486   10.06         964,145
VA Option I                                                                        2,265,324.445   10.09      22,857,124
VA Option II                                                                         986,184.393   10.08       9,940,739
VA Option III                                                                        395,886.131   10.08       3,990,532
VA Bonus Option I                                                                  6,903,091.797   10.07      69,514,134
VA Bonus Option II                                                                 3,462,362.180   10.06      34,831,364
VA Bonus Option III                                                                2,223,311.868   10.06      22,366,517
SmartDesign Advantage Option I                                                     2,313,192.394   10.05      23,247,584
SmartDesign Advantage Option II                                                    1,164,309.907   10.04      11,689,671
SmartDesign Advantage Option III                                                   1,014,350.218   10.04      10,184,076
Rollover Choice Option I                                                             105,907.907   10.10       1,069,670
Rollover Choice Option II                                                              1,397.340   10.09          14,099
                                                                                -----------------        ----------------
                                                                                  23,642,688.533            $237,964,444
                                                                                =================        ================

ING GET FUND - SERIES U
Contracts in accumulation period:
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      1,187.025  $10.00         $11,870
VA Option I                                                                            1,571.485   10.00          15,715
VA Option II                                                                           6,507.823   10.00          65,078
VA Option III                                                                          1,409.047   10.00          14,090
VA Bonus Option I                                                                     36,166.923   10.00         361,669
VA Bonus Option II                                                                     8,169.053   10.00          81,691
SmartDesign Advantage Option I                                                         3,233.024    9.99          32,298
Rollover Choice Option I                                                              46,529.254   10.00         465,293
                                                                                -----------------        ----------------
                                                                                     104,773.634              $1,047,704
                                                                                =================        ================


                                      174

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING ALGER GROWTH
Contracts in accumulation period:
Rollover Choice Option I                                                               5,955.720   $6.56        $39,070
                                                                                -----------------        ---------------
                                                                                       5,955.720                $39,070
                                                                                =================        ===============

ING AMERICAN CENTURY SMALL CAP VALUE
Contracts in accumulation period:
Rollover Choice Option II                                                                215.415   $8.10         $1,745
                                                                                -----------------        ---------------
                                                                                         215.415                 $1,745
                                                                                =================        ===============

ING J.P. MORGAN MID CAP VALUE
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          1,313.035   $9.15        $12,014
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                        105.865    9.14            968
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            279.120    9.13          2,548
VA Option I                                                                            7,703.109    9.19         70,792
VA Option II                                                                             325.073    9.17          2,981
VA Option III                                                                            871.507    9.16          7,983
VA Bonus Option I                                                                     12,516.020    9.16        114,647
VA Bonus Option II                                                                     6,147.437    9.14         56,188
VA Bonus Option III                                                                    2,029.335    9.13         18,528
SmartDesign Advantage Option I                                                           525.395    9.11          4,786
SmartDesign Advantage Option II                                                          500.283    9.10          4,553
SmartDesign Advantage Option III                                                         525.629    9.09          4,778
                                                                                -----------------        ---------------
                                                                                      32,841.808               $300,766
                                                                                =================        ===============

ING MFS(R)  CAPITAL  OPPORTUNITIES  (INITIAL  CLASS)
Contracts in  accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          9,202.920   $6.12        $56,322
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      1,495.904    6.10          9,125
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          6,820.488    6.08         41,469
VA Option I                                                                           24,402.739    6.18        150,809
VA Option II                                                                          24,352.603    6.15        149,769
VA Option III                                                                          9,183.824    6.13         56,297
VA Bonus Option I                                                                     51,742.510    6.13        317,182

                                      175

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING MFS(R) CAPITAL OPPORTUNITIES (INITIAL CLASS) (CONTINUED)
VA Bonus Option II                                                                  45,652.230     $6.10      $278,479
VA Bonus Option III                                                                 27,827.914      6.09       169,472
SmartDesign Advantage Option I                                                       7,426.711      6.06        45,006
SmartDesign Advantage Option II                                                        949.187      6.04         5,733
                                                                                ---------------          --------------
                                                                                   209,057.030              $1,279,663
                                                                                ===============          ==============

ING MFS(R)  CAPITAL  OPPORTUNITIES  (SERVICE  CLASS)
Contracts in  accumulation period:
Rollover Choice Option I                                                            10,569.482     $6.85       $72,401
                                                                                ---------------          --------------
                                                                                    10,569.482                 $72,401
                                                                                ===============          ==============

ING MFS(R) GLOBAL GROWTH
Contracts in accumulation period:
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      110.304     $8.29          $914
VA Option I                                                                          1,482.246      8.34        12,362
VA Option II                                                                         1,343.372      8.32        11,177
VA Bonus Option I                                                                    4,797.670      8.31        39,869
VA Bonus Option II                                                                     295.240      8.29         2,448
VA Bonus Option III                                                                    192.981      8.28         1,598
SmartDesign Advantage Option I                                                         595.582      8.27         4,925
Rollover Choice Option I                                                               222.879      8.35         1,861
                                                                                ---------------          --------------
                                                                                     9,040.274                 $75,154
                                                                                ===============          ==============

ING OPCAP BALANCED VALUE
Contracts in accumulation period:
Rollover Choice Option I                                                            16,208.427     $7.80      $126,426
                                                                                ---------------          --------------
                                                                                    16,208.427                $126,426
                                                                                ===============          ==============

ING PIMCO TOTAL RETURN
Contracts in accumulation period:
Rollover Choice Option I                                                            55,182.425    $10.75      $593,211
                                                                                ---------------          --------------
                                                                                    55,182.425                $593,211
                                                                                ===============          ==============

ING SALOMON BROS. CAPITAL
Contracts in accumulation period:
Rollover Choice Option I                                                             1,231.608     $7.41        $9,126
                                                                                ---------------          --------------
                                                                                     1,231.608                  $9,126
                                                                                ===============          ==============

ING SALOMON BROS. INVESTORS VALUE
Contracts in accumulation period:
Rollover Choice Option I                                                               487.219     $7.61        $3,708
                                                                                ---------------          --------------
                                                                                       487.219                  $3,708
                                                                                ===============          ==============

                                      176

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING SCUDDER INTERNATIONAL GROWTH
Contracts in accumulation period:
Rollover Choice Option I                                                               534.407    $8.14          $4,350
Rollover Choice Option II                                                              385.164     8.13           3,131
                                                                                ---------------         ----------------
                                                                                       919.571                   $7,481
                                                                                ===============         ================

ING T. ROWE PRICE GROWTH EQUITY
Rollover Choice Option I                                                            18,694.132    $7.52        $140,580
Rollover Choice Option II                                                              390.902     7.51           2,936
                                                                                ---------------         ----------------
                                                                                    19,085.034                 $143,516
                                                                                ===============         ================

ING UBS TACTICAL ASSET ALLOCATION
Contracts in accumulation period:
Rollover Choice Option I                                                               297.448    $7.54          $2,243
                                                                                ---------------         ----------------
                                                                                       297.448                   $2,243
                                                                                ===============         ================

ING VAN KAMPEN COMSTOCK
Contracts in accumulation period:
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February 2000
  and post January 2000), Access - Standard (pre February 2000),  Premium Plus -
  Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                               28,765.909    $8.30        $238,757
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              2,563.257     8.30          21,275
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        4,117.380     8.29          34,133
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard               283.320     8.29           2,349
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         29,823.131     8.28         246,936
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    1,649.302     8.28          13,656
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                        4,188.813     8.27          34,641
ES II - Max 7 (post 2000), Generations - Max 7                                     105,532.227     8.27         872,752
VA Option I                                                                          6,159.801     8.32          51,250
VA Option II                                                                         4,430.488     8.31          36,817
VA Option III                                                                          109.415     8.30             908
VA Bonus Option I                                                                    5,134.250     8.30          42,614
VA Bonus Option II                                                                   6,396.200     8.28          52,961
VA Bonus Option III                                                                  2,101.826     8.27          17,382

                                      177

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VAN KAMPEN COMSTOCK (CONTINUED)
SmartDesign Advantage Option I                                                         1,514.971    $8.25        $12,499
SmartDesign Advantage Option II                                                        2,191.557     8.24         18,058
Rollover Choice Option I                                                               4,737.926     8.34         39,514
                                                                                -----------------         ---------------
                                                                                     209,699.773              $1,736,502
                                                                                =================         ===============

ING VP WORLDWIDE GROWTH
Contracts in accumulation period:
DVA                                                                                    5,517.312    $5.26        $29,021
DVA Plus - Standard (pre February 2000)                                               12,358.456     5.23         64,635
DVA Plus - Standard (post January 2000 & post 2000)                                   49,480.801     5.22        258,290
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                467,246.705     5.21      2,434,355
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              859,281.375     5.20      4,468,263
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          142,057.864     5.19        737,280
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        116,508.310     5.18        603,513
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             322,466.194     5.17      1,667,150
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      361,646.549     5.16      1,866,096
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          349,870.710     5.16      1,805,333
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    598,427.686     5.15      3,081,903
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,083,707.075     5.14      5,570,254
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          1,003.284     5.13          5,147
Access - Annual Ratchet (post April 2001)                                             39,020.638     5.12        199,786

                                      178

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP WORLDWIDE GROWTH (CONTINUED)
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 138,853.238   $5.11       $709,540
Access - 7% Solution (post April 2001)                                                57,393.340    5.10        292,706
Access  - Max 7 (post April 2001)                                                     78,477.936    5.09        399,453
ES II - Max 7 (post 2000), Generations - Max 7                                       382,518.737    5.14      1,966,146
Landmark - 7% Solution                                                               100,549.031    5.12        514,811
Value                                                                                 31,341.713    5.28        165,484
VA Option I                                                                           13,906.179    5.27         73,286
VA Option II                                                                          22,034.369    5.23        115,240
VA Option III                                                                          3,808.449    5.21         19,842
VA Bonus Option I                                                                     25,910.251    5.20        134,733
VA Bonus Option II                                                                    20,896.200    5.16        107,824
VA Bonus Option III                                                                    6,582.348    5.14         33,833
SmartDesign Advantage Option I                                                         5,942.421    5.10         30,306
SmartDesign Advantage Option II                                                          819.595    5.07          4,155
SmartDesign Advantage Option III                                                       1,408.659    5.05          7,114
                                                                                -----------------        ---------------
                                                                                   5,299,035.425            $27,365,499
                                                                                =================        ===============

ING VP BOND
Contracts in accumulation period:
DVA 80                                                                                 5,835.705  $10.69        $62,384
DVA                                                                                    1,384.830   10.67         14,776
DVA Series 100                                                                           460.852   10.65          4,908
DVA Plus - Standard (pre February 2000)                                               13,699.520   10.65        145,900
DVA Plus - Standard (post January 2000 & post 2000)                                   65,448.385   10.65        697,025
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                719,278.721   10.64      7,653,126
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              665,314.190   10.64      7,078,943
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          290,354.137   10.63      3,086,464
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         48,128.304   10.63        511,604
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              88,274.683   10.63        938,360

                                      179

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP BOND (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      707,083.140   $10.62    $7,509,223
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          218,866.859    10.62     2,324,366
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                           616,916.853    10.62     6,551,657
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             456,890.838    10.61     4,847,612
Access - Annual Ratchet (post April 2001)                                              9,276.800    10.60        98,334
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  20,543.142    10.59       217,552
Access - 7% Solution (post April 2001)                                                45,161.920    10.59       478,265
Access  - Max 7 (post April 2001)                                                     93,174.370    10.58       985,785
ES II - Max 7 (post 2000), Generations - Max 7                                       564,471.057    10.61     5,989,038
Landmark - 7% Solution                                                                16,610.577    10.60       176,072
Value                                                                                 21,077.526    10.68       225,108
                                                                                 ----------------         --------------
                                                                                   4,668,252.409            $49,596,502
                                                                                 ================         ==============

ING VP GROWTH
Contracts in accumulation period:
Rollover Choice Option I                                                               6,569.234    $6.94       $45,590
                                                                                 ----------------         --------------
                                                                                       6,569.234                $45,590
                                                                                 ================         ==============

ING VP INDEX PLUS LARGECAP
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         12,557.733    $7.21       $90,541
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             6,179.958     7.19        44,434
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,963.889     7.18        28,461
VA Option I                                                                          141,983.350     7.28     1,033,639
VA Option II                                                                          46,368.062     7.25       336,168
VA Option III                                                                         34,433.300     7.24       249,297
VA Bonus Option I                                                                    224,198.353     7.23     1,620,954
VA Bonus Option II                                                                    35,518.020     7.20       255,730
VA Bonus Option III                                                                   26,792.477     7.18       192,370
SmartDesign Advantage Option I                                                        10,195.872     7.15        72,900
SmartDesign Advantage Option II                                                        8,441.439     7.13        60,187

                                      180

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP INDEX PLUS LARGECAP (CONTINUED)
SmartDesign Advantage Option III                                                       8,987.585    $7.11       $63,902
Rollover Choice Option I                                                              71,089.664     7.31       519,665
Rollover Choice Option II                                                              2,369.346     7.28        17,249
Rollover Choice Option III                                                               564.067     7.27         4,101
                                                                                 ----------------         --------------
                                                                                     633,643.115             $4,589,598
                                                                                 ================         ==============

ING VP INDEX PLUS MIDCAP
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         13,930.296    $8.53      $118,825
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             7,367.210     8.51        62,695
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         19,361.288     8.49       164,377
VA Option I                                                                          133,786.073     8.61     1,151,898
VA Option II                                                                          61,372.138     8.58       526,573
VA Option III                                                                         19,210.554     8.56       164,442
VA Bonus Option I                                                                    177,302.397     8.55     1,515,935
VA Bonus Option II                                                                    94,503.966     8.51       804,229
VA Bonus Option III                                                                   97,939.999     8.49       831,511
SmartDesign Advantage Option I                                                        11,177.803     8.46        94,564
SmartDesign Advantage Option II                                                       10,167.267     8.43        85,710
SmartDesign Advantage Option III                                                      17,384.130     8.41       146,201
Rollover Choice Option I                                                              22,538.459     8.64       194,732
Rollover Choice Option II                                                              5,073.425     8.61        43,682
Rollover Choice Option III                                                               480.800     8.59         4,130
                                                                                 ----------------         --------------
                                                                                     691,595.805             $5,909,504
                                                                                 ================         ==============

ING VP INDEX PLUS SMALLCAP
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         24,464.385    $8.59      $210,149
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                             3,622.813     8.57        31,048
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,254.460     8.55        27,826
VA Option I                                                                           97,303.653     8.67       843,623
VA Option II                                                                          45,701.551     8.64       394,861
VA Option III                                                                          8,401.252     8.62        72,419
VA Bonus Option I                                                                    119,426.433     8.61     1,028,262
VA Bonus Option II                                                                    50,587.854     8.57       433,538

                                      181

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP INDEX PLUS SMALLCAP (CONTINUED)
VA Bonus Option III                                                                    69,820.561    $8.55      $596,966
SmartDesign Advantage Option I                                                          5,086.437     8.52        43,336
SmartDesign Advantage Option II                                                         9,017.544     8.49        76,559
SmartDesign Advantage Option III                                                        9,049.582     8.47        76,650
Rollover Choice Option I                                                               18,191.748     8.70       158,268
Rollover Choice Option II                                                               1,382.428     8.68        11,999
                                                                                  ----------------         --------------
                                                                                      465,310.701             $4,005,504
                                                                                  ================         ==============

ING VP SMALL COMPANY
Contracts in accumulation period:
Rollover Choice Option I                                                               16,504.399    $7.56      $124,773
Rollover Choice Option II                                                               4,207.514     7.54        31,725
                                                                                  ----------------         --------------
                                                                                       20,711.913               $156,498
                                                                                  ================         ==============

ING VP VALUE OPPORTUNITY
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post January
  2000 and post 2000)                                                                   1,312.844    $6.55        $8,599
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                              1,588.561     6.53        10,373
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                           2,346.537     6.52        15,299
VA Option I                                                                            31,204.909     6.62       206,576
VA Option II                                                                           13,742.756     6.59        90,565
VA Option III                                                                           4,227.538     6.57        27,775
VA Bonus Option I                                                                      32,953.774     6.57       216,506
VA Bonus Option II                                                                     28,741.641     6.54       187,970
VA Bonus Option III                                                                     7,083.223     6.52        46,183
SmartDesign Advantage Option I                                                         17,731.744     6.49       115,079
SmartDesign Advantage Option II                                                         1,235.020     6.47         7,991
SmartDesign Advantage Option III                                                       14,687.082     6.46        94,879
Rollover Choice Option I                                                                8,766.617     6.63        58,123
                                                                                  ----------------         --------------
                                                                                      165,622.247             $1,085,918
                                                                                  ================         ==============

ING VP CONVERTIBLE
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post January
  2000 and post 2000)                                                                   1,417.757    $9.61       $13,625
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                                571.190     9.58         5,472

                                       182

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP CONVERTIBLE (CONTINUED)
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         2,962.680    $9.56       $28,323
VA Option I                                                                          27,864.868     9.70       270,289
VA Option II                                                                         23,212.677     9.66       224,234
VA Bonus Option I                                                                    24,891.586     9.63       239,706
VA Bonus Option II                                                                   16,097.635     9.59       154,376
VA Bonus Option III                                                                   1,293.425     9.57        12,378
SmartDesign Advantage Option I                                                        3,125.116     9.52        29,751
SmartDesign Advantage Option II                                                       5,397.937     9.50        51,280
SmartDesign Advantage Option III                                                        522.665     9.48         4,955
                                                                               -----------------         --------------
                                                                                    107,357.536             $1,034,389
                                                                               =================         ==============
ING VP GROWTH OPPORTUNITIES
Contracts in accumulation period:
DVA                                                                                     508.000    $5.30        $2,692
DVA Plus - Standard (pre February 2000)                                                 589.526     5.27         3,107
DVA Plus - Standard (post January 2000 & post 2000)                                  11,903.518     5.27        62,732
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II -
  Standard (post 2000), Generations - Standard                                      143,306.638     5.26       753,793
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                             297,926.064     5.26     1,567,091
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                         134,511.899     5.25       706,187
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        30,250.239     5.24       158,511
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard            157,970.166     5.24       827,764
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post
  2000),  Access - Max 5.5 (post January 2000),  DVA Plus - Annual Ratchet (post
  2000),  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February
  2000), Premium Plus - Annual Ratchet (post 2000), Premium Plus -
  Max 5.5 (post January 2000)                                                       151,542.584     5.23       792,568
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                         149,494.282     5.23       781,855
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                   178,992.222     5.23       936,129

                                      183

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP GROWTH OPPORTUNITIES (CONTINUED)
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             355,700.276    $5.22    $1,856,755
Access - Annual Ratchet (post April 2001)                                              4,918.441     5.20        25,576
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  68,490.561     5.20       356,151
Access - 7% Solution (post April 2001)                                                11,587.039     5.19        60,137
Access  - Max 7 (post April 2001)                                                     49,552.666     5.19       257,178
ES II - Max 7 (post 2000), Generations - Max 7                                       109,759.285     5.22       572,943
Landmark - 7% Solution                                                                34,246.496     5.21       178,424
Value                                                                                  1,365.563     5.31         7,251
Rollover Choice Option I                                                               2,754.175     5.32        14,652
                                                                                 ----------------         --------------
                                                                                   1,895,369.640             $9,921,496
                                                                                 ================         ==============

ING VP INTERNATIONAL VALUE
Contracts in accumulation period:
Rollover Choice Option I                                                               4,649.081    $8.47       $39,378
Rollover Choice Option II                                                                288.667     8.45         2,439
                                                                                 ----------------         --------------
                                                                                       4,937.748                $41,817
                                                                                 ================         ==============

ING VP LARGE COMPANY VALUE
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          6,796.009    $7.95       $54,028
Access - 7% Solution (post January 2000 and post 2000), Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                               888.555     7.93         7,046
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,895.920     7.91        22,907
VA Option I                                                                           31,277.430     8.03       251,158
VA Option II                                                                          18,070.271     7.99       144,381
VA Option III                                                                         14,141.043     7.98       112,846
VA Bonus Option I                                                                     26,066.797     7.97       207,752
VA Bonus Option II                                                                    10,660.289     7.93        84,536
VA Bonus Option III                                                                    4,544.920     7.92        35,996
SmartDesign Advantage Option I                                                         3,927.934     7.88        30,952
SmartDesign Advantage Option II                                                           80.251     7.86           631
SmartDesign Advantage Option III                                                         727.650     7.84         5,705
                                                                                 ----------------         --------------
                                                                                     120,077.069               $957,938
                                                                                 ================         ==============

ING VP LARGECAP GROWTH
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          4,324.788    $6.15       $26,597

                                      184

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP LARGECAP GROWTH (CONTINUED)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post 2000),
  Landmark - 5.5% Solution                                                               148.376    $6.13          $910
VA Option I                                                                           17,334.479     6.21       107,647
VA Option II                                                                          31,441.028     6.18       194,306
VA Option III                                                                          7,410.080     6.17        45,720
VA Bonus Option I                                                                     41,753.715     6.16       257,203
VA Bonus Option II                                                                    42,851.444     6.14       263,108
VA Bonus Option III                                                                   11,187.257     6.12        68,466
SmartDesign Advantage Option I                                                         4,073.044     6.10        24,846
SmartDesign Advantage Option II                                                        1,059.501     6.08         6,442
SmartDesign Advantage Option III                                                       1,693.678     6.06        10,264
                                                                                 ----------------         --------------
                                                                                     163,277.390             $1,005,509
                                                                                 ================         ==============

ING VP MAGNACAP
Contracts in accumulation period:
DVA                                                                                    6,555.686   $7.15        $46,873
DVA Plus - Standard (pre February 2000)                                                6,549.431    7.12         46,632
DVA Plus - Standard (post January 2000 & post 2000)                                   10,551.443    7.11         75,021
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                211,733.236    7.10      1,503,306
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              307,643.277    7.10      2,184,267
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           20,061.852    7.08        142,038
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         17,210.413    7.08        121,850
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             153,013.266    7.07      1,081,804
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      125,575.174    7.07        887,816
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          102,496.200    7.06        723,623

                                      185

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP MAGNACAP (CONTINUED)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    190,988.256   $7.05     $1,346,467
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             295,511.233    7.04      2,080,399
Access - Annual Ratchet (post April 2001)                                             18,131.585    7.02        127,284
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  41,228.581    7.02        289,425
Access - 7% Solution (post April 2001)                                                12,375.694    7.01         86,754
Access  - Max 7 (post April 2001)                                                     27,970.406    7.00        195,793
ES II - Max 7 (post 2000), Generations - Max 7                                       108,901.970    7.05        767,759
Landmark - 7% Solution                                                                31,708.981    7.03        222,914
Value                                                                                  4,070.367    7.16         29,144
VA Option I                                                                           20,708.864    7.16        148,275
VA Option II                                                                             284.124    7.12          2,023
VA Option III                                                                            630.457    7.10          4,476
VA Bonus Option I                                                                     19,500.998    7.10        138,457
VA Bonus Option II                                                                     6,930.236    7.06         48,927
VA Bonus Option III                                                                    3,957.580    7.04         27,861
SmartDesign Advantage Option I                                                         1,471.448    7.01         10,315
                                                                                -----------------        ---------------
                                                                                   1,745,760.759            $12,339,503
                                                                                =================        ===============

ING VP MIDCAP OPPORTUNITIES
Contracts in accumulation period:
Rollover Choice Option I                                                               1,699.815   $7.24        $12,307
                                                                                -----------------        ---------------
                                                                                       1,699.815                $12,307
                                                                                =================        ===============

ING VP SMALLCAP OPPORTUNITIES
Contracts in accumulation period:
DVA                                                                                    7,081.683   $4.65        $32,930
DVA Plus - Standard (pre February 2000)                                                4,958.507    4.63         22,958
DVA Plus - Standard (post January 2000 & post 2000)                                   59,275.642    4.63        274,446
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                774,556.649    4.62      3,578,452
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,042,745.581    4.62      4,817,485
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          139,362.310    4.61        642,460


                                      186

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

ING VP SMALLCAP OPPORTUNITIES (CONTINUED)
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         48,062.812   $4.61       $221,570
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             563,708.902    4.60      2,593,061
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      483,572.111    4.60      2,224,432
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          454,391.883    4.59      2,085,659
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    696,664.441    4.59      3,197,690
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,196,796.823    4.58      5,481,329
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            345.077    4.58          1,580
Access - Annual Ratchet (post April 2001)                                             54,432.709    4.57        248,757
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 249,713.741    4.57      1,141,192
Access - 7% Solution (post April 2001)                                                46,045.780    4.56        209,969
Access  - Max 7 (post April 2001)                                                    177,134.824    4.55        805,963
ES II - Max 7 (post 2000), Generations - Max 7                                       374,677.088    4.59      1,719,768
Landmark - 7% Solution                                                               117,675.900    4.57        537,779
Value                                                                                 58,728.870    4.66        273,677
Rollover Choice Option I                                                               3,071.070    4.67         14,342
                                                                                -----------------        ---------------
                                                                                   6,553,002.403            $30,125,499
                                                                                =================        ===============

INVESCO VIF - FINANCIAL SERVICES
Contracts in accumulation period:
DVA                                                                                      406.061   $7.90         $3,208
DVA Series 100                                                                           670.845    7.86          5,273
DVA Plus - Standard (pre February 2000)                                                5,407.333    7.88         42,610
DVA Plus - Standard (post January 2000 & post 2000)                                   19,155.514    7.87        150,754
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                584,089.237    7.86      4,590,941
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              491,868.834    7.85      3,861,170

                                      187

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

INVESCO VIF - FINANCIAL SERVICES (CONTINUED)
DVA Plus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          117,511.348   $7.84       $921,289
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         44,675.520    7.83        349,809
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             200,145.811    7.83      1,567,142
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      182,155.631    7.82      1,424,457
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          110,702.021    7.82        865,690
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    284,060.139    7.81      2,218,510
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             407,036.399    7.80      3,174,884
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            667.125    7.79          5,197
Access - Annual Ratchet (post April 2001)                                             36,848.113    7.78        286,678
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  84,291.461    7.78        655,788
Access - 7% Solution (post April 2001)                                                 8,073.622    7.77         62,732
Access  - Max 7 (post April 2001)                                                     32,860.169    7.76        254,995
ES II - Max 7 (post 2000), Generations - Max 7                                        91,597.737    7.81        715,378
Landmark - 7% Solution                                                                47,920.623    7.79        373,302
Value                                                                                  5,012.313    7.92         39,698
VA Option I                                                                           28,312.555    7.91        223,952
VA Option II                                                                          17,476.529    7.88        137,715
VA Option III                                                                          2,929.158    7.86         23,023
VA Bonus Option I                                                                     40,079.602    7.85        314,625
VA Bonus Option II                                                                    39,578.360    7.82        309,503
VA Bonus Option III                                                                   41,939.098    7.80        327,125
SmartDesign Advantage Option I                                                           786.478    7.77          6,111
SmartDesign Advantage Option II                                                        3,904.827    7.74         30,223
SmartDesign Advantage Option III                                                         535.466    7.73          4,139
                                                                                -----------------        ---------------
                                                                                   2,930,697.929            $22,945,921
                                                                                =================        ===============

INVESCO VIF - HEALTH SCIENCES
Contracts in accumulation period:
DVA 80                                                                                 9,089.241   $7.72        $70,169

                                      188

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

INVESCO VIF - HEALTH SCIENCES (CONTINUED)
DVA                                                                                      540.527   $7.70         $4,162
DVA Series 100                                                                           541.402    7.66          4,147
DVA Plus - Standard (pre February 2000)                                               14,310.616    7.67        109,762
DVA Plus - Standard (post January 2000 & post 2000)                                   22,197.466    7.66        170,033
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                351,424.377    7.65      2,688,396
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              481,392.756    7.65      3,682,655
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          166,542.609    7.63      1,270,720
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         35,809.566    7.63        273,227
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             183,978.442    7.62      1,401,916
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      493,957.606    7.62      3,763,957
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          271,523.360    7.61      2,066,293
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    375,101.966    7.61      2,854,526
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             736,095.750    7.59      5,586,967
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,088.348    7.59         15,851
Access - Annual Ratchet (post April 2001)                                             15,338.008    7.58        116,262
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 151,076.855    7.57      1,143,652
Access - 7% Solution (post April 2001)                                                 9,189.497    7.57         69,564
Access  - Max 7 (post April 2001)                                                     45,837.467    7.56        346,531
ES II - Max 7 (post 2000), Generations - Max 7                                       306,734.060    7.60      2,331,179
Landmark - 7% Solution                                                                94,313.253    7.58        714,894
Value                                                                                 10,080.927    7.71         77,724
VA Option I                                                                           33,864.629    7.70        260,758
VA Option II                                                                          24,596.088    7.67        188,652

                                      189

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

INVESCO VIF - HEALTH SCIENCES (CONTINUED)
VA Option III                                                                          9,104.697   $7.65        $69,651
VA Bonus Option I                                                                     44,853.153    7.65        343,127
VA Bonus Option II                                                                    46,036.519    7.61        350,338
VA Bonus Option III                                                                   66,227.851    7.59        502,669
SmartDesign Advantage Option I                                                         4,098.527    7.56         30,985
SmartDesign Advantage Option II                                                        4,279.783    7.54         32,270
SmartDesign Advantage Option III                                                       2,987.645    7.52         22,467
                                                                                -----------------        ---------------
                                                                                   4,013,212.991            $30,563,504
                                                                                =================        ===============

INVESCO VIF - LEISURE
Contracts in accumulation period:
DVA Plus - Standard (pre February 2000)                                                2,494.057   $8.45        $21,075
DVA Plus - Standard (post January 2000 & post 2000)                                    1,919.924    8.45         16,223
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                 69,606.717    8.44        587,481
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              132,018.982    8.44      1,114,240
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           28,020.116    8.43        236,210
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          1,463.630    8.43         12,338
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              65,381.973    8.43        551,170
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                       30,006.613    8.42        252,656
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           41,607.549    8.42        350,336
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                     54,250.341    8.42        456,788
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             100,698.931    8.41        846,878
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            757.891    8.41          6,374

                                      190

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

INVESCO VIF - LEISURE (CONTINUED)
Access - Annual Ratchet (post April 2001)                                              3,611.911   $8.40         $30,340
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  40,591.830    8.40         340,971
Access - 7% Solution (post April 2001)                                                17,360.124    8.40         145,825
Access  - Max 7 (post April 2001)                                                      7,579.148    8.39          63,589
ES II - Max 7 (post 2000), Generations - Max 7                                        94,573.834    8.41         795,366
Landmark - 7% Solution                                                                24,347.114    8.41         204,759
VA Option I                                                                              749.048    8.47           6,344
VA Option II                                                                             695.822    8.45           5,880
VA Option III                                                                            767.220    8.44           6,475
VA Bonus Option I                                                                      4,265.438    8.44          36,000
VA Bonus Option II                                                                     1,327.969    8.42          11,181
                                                                                -----------------        ----------------
                                                                                     724,096.182              $6,098,499
                                                                                =================        ================

INVESCO VIF - UTILITIES
Contracts in accumulation period:
DVA 80                                                                                 1,587.040   $6.43         $10,205
DVA Plus - Standard (pre February 2000)                                                   63.189    6.38             403
DVA Plus - Standard (post January 2000 & post 2000)                                   11,472.225    6.38          73,193
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                127,144.822    6.37         809,913
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              152,797.244    6.37         973,318
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                           86,524.213    6.36         550,294
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         18,051.925    6.35         114,630
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              51,660.421    6.35         328,044
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      103,373.775    6.34         655,390

                                      191

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

INVESCO VIF - UTILITIES (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                           94,265.565   $6.34       $597,644
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    167,758.159    6.33      1,061,909
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             173,345.603    6.32      1,095,544
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          2,187.610    6.32         13,826
Access - Annual Ratchet (post April 2001)                                                814.005    6.31          5,136
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  52,670.628    6.30        331,825
Access - 7% Solution (post April 2001)                                                24,927.137    6.30        157,041
Access  - Max 7 (post April 2001)                                                      2,946.473    6.29         18,533
ES II - Max 7 (post 2000), Generations - Max 7                                        34,605.984    6.33        219,056
Landmark - 7% Solution                                                                30,198.224    6.31        190,551
VA Option I                                                                           14,992.194    6.41         96,100
VA Option II                                                                          18,841.260    6.38        120,207
VA Option III                                                                          1,930.007    6.37         12,294
VA Bonus Option I                                                                     33,452.942    6.36        212,761
VA Bonus Option II                                                                     8,961.746    6.34         56,817
VA Bonus Option III                                                                   11,546.075    6.32         72,971
SmartDesign Advantage Option I                                                           523.745    6.29          3,294
SmartDesign Advantage Option II                                                          133.928    6.28            841
SmartDesign Advantage Option III                                                         417.793    6.26          2,615
                                                                                -----------------        ---------------
                                                                                   1,227,193.932             $7,784,355
                                                                                =================        ===============

JANUS ASPEN SERIES BALANCED
Contracts in accumulation period:
Rollover Choice Option I                                                              47,037.671   $9.25       $435,098
Rollover Choice Option II                                                              6,041.602    9.23         55,764
Rollover Choice Option III                                                               591.682    9.21          5,449
                                                                                -----------------        ---------------
                                                                                      53,670.955               $496,311
                                                                                =================        ===============

JANUS ASPEN SERIES FLEXIBLE INCOME
Contracts in accumulation period:
Rollover Choice Option I                                                              19,824.232  $10.99       $217,868
Rollover Choice Option II                                                              5,939.558   10.97         65,157
                                                                                -----------------        ---------------
                                                                                      25,763.790               $283,025
                                                                                =================        ===============

JANUS ASPEN SERIES GROWTH
Contracts in accumulation period:
Rollover Choice Option I                                                              26,690.842   $7.19       $191,907
                                                                                -----------------        ---------------
                                                                                      26,690.842               $191,907
                                                                                =================        ===============


                                      192

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN SERIES WORLDWIDE GROWTH
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          3,936.633   $6.84        $26,927
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      2,893.741    6.82         19,735
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          5,871.582    6.81         39,985
VA Option I                                                                          105,069.103    6.91        726,028
VA Option II                                                                          53,631.991    6.88        368,988
VA Option III                                                                         14,254.337    6.86         97,785
VA Bonus Option I                                                                    150,684.827    6.86      1,033,698
VA Bonus Option II                                                                    65,555.286    6.83        447,743
VA Bonus Option III                                                                   58,756.313    6.81        400,130
SmartDesign Advantage Option I                                                         7,229.106    6.78         49,013
SmartDesign Advantage Option II                                                       11,630.857    6.76         78,625
SmartDesign Advantage Option III                                                       3,174.425    6.75         21,427
Rollover Choice Option I                                                              31,947.524    6.93        221,396
Rollover Choice Option II                                                                581.133    6.91          4,016
                                                                                -----------------        ---------------
                                                                                     515,216.858             $3,535,496
                                                                                =================        ===============

OPPENHEIMER GLOBAL SECURITIES
Contracts in accumulation period:
Rollover Choice Option I                                                              23,286.992   $7.67       $178,611
Rollover Choice Option II                                                              2,448.302    7.65         18,730
Rollover Choice Option III                                                             1,064.000    7.64          8,129
                                                                                -----------------        ---------------
                                                                                      26,799.294               $205,470
                                                                                =================        ===============

OPPENHEIMER STRATEGIC BOND
Contracts in accumulation period:
Rollover Choice Option I                                                                 832.001  $10.67         $8,877
Rollover Choice Option II                                                                696.170   10.65          7,414
                                                                                -----------------        ---------------
                                                                                       1,528.171                $16,291
                                                                                =================        ===============

PIMCO HIGH YIELD
Contracts in accumulation period:
DVA 80                                                                                 2,477.364  $10.12        $25,071
DVA                                                                                  102,400.716   10.03      1,027,079
DVA Series 100                                                                           940.098    9.87          9,279
DVA Plus - Standard (pre February 2000)                                              281,240.079    9.91      2,787,089
DVA Plus - Standard (post January 2000 & post 2000)                                  278,564.887    9.89      2,755,007
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              6,193,058.219    9.84     60,939,693

                                      193

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIMCO HIGH YIELD (CONTINUED)
DVA Plus - Annual  Ratchet (post January  2000),  DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            3,925,319.594   $9.82    $38,546,638
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        3,053,445.935    9.77     29,832,167
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        657,117.954    9.75      6,406,900
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard           1,388,956.102    9.73     13,514,543
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    5,428,136.230    9.70     52,652,921
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                        1,004,329.863    9.68      9,721,913
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  3,639,544.850    9.66     35,158,003
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           3,093,339.354    9.61     29,726,991
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          4,447.208    9.59         42,649
Access - Annual Ratchet (post April 2001)                                            186,395.537    9.54      1,778,213
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 423,832.352    9.52      4,034,884
Access - 7% Solution (post April 2001)                                                64,823.416    9.50        615,822
Access  - Max 7 (post April 2001)                                                    218,537.943    9.45      2,065,184
ES II - Max 7 (post 2000), Generations - Max 7                                       624,871.926    9.63      6,017,517
Landmark - 7% Solution                                                               272,347.815    9.57      2,606,369
Access One                                                                             3,970.224   10.27         40,774
Value                                                                                114,778.115   10.08      1,156,963
VA Option I                                                                           78,297.774   10.05        786,893
VA Option II                                                                          31,300.139    9.91        310,184
VA Option III                                                                         15,357.631    9.84        151,119
VA Bonus Option I                                                                    113,201.558    9.82      1,111,639
VA Bonus Option II                                                                    71,352.805    9.68        690,695
VA Bonus Option III                                                                   27,719.473    9.61        266,384

                                      194

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIMCO HIGH YIELD (CONTINUED)
SmartDesign Advantage Option I                                                        16,988.722   $9.48        $161,053
SmartDesign Advantage Option II                                                       25,014.302    9.39         234,884
SmartDesign Advantage Option III                                                      10,727.585    9.32          99,981
                                                                                -----------------        ----------------
                                                                                  31,352,835.770            $305,274,501
                                                                                =================        ================

PIMCO STOCKSPLUS GROWTH AND INCOME
Contracts in accumulation period:
DVA 80                                                                                   396.590   $8.28          $3,284
DVA                                                                                   68,010.499    8.20         557,686
DVA Series 100                                                                         1,768.555    8.07          14,272
DVA Plus - Standard (pre February 2000)                                              154,632.792    8.11       1,254,072
DVA Plus - Standard (post January 2000 & post 2000)                                  146,940.984    8.09       1,188,753
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              4,911,148.898    8.05      39,534,749
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            2,241,995.580    8.03      18,003,225
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                        3,392,261.204    7.99      27,104,167
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        562,721.076    7.97       4,484,887
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             745,489.553    7.95       5,926,642
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                    5,327,507.941    7.94      42,300,413
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          777,891.760    7.92       6,160,903
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                  1,932,333.312    7.90      15,265,433
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,702,074.897    7.86      13,378,309

                                      195

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIMCO STOCKSPLUS GROWTH AND INCOME (CONTINUED)
Access - Annual Ratchet (post April 2001)                                             24,968.654   $7.80        $194,756
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 218,962.411    7.79       1,705,717
Access - 7% Solution (post April 2001)                                                59,533.277    7.77         462,574
Access  - Max 7 (post April 2001)                                                    103,647.174    7.73         801,193
ES II - Max 7 (post 2000), Generations - Max 7                                       312,246.133    7.88       2,460,500
Landmark - 7% Solution                                                                76,765.128    7.82         600,303
Value                                                                                 28,964.179    8.24         238,665
                                                                                -----------------        ----------------
                                                                                  22,790,260.597            $181,640,503
                                                                                =================        ================

PIONEER EQUITY-INCOME VCT
Contracts in accumulation period:
Rollover Choice Option I                                                              15,836.215   $8.28        $131,124
Rollover Choice Option II                                                              5,737.063    8.27          47,446
                                                                                -----------------        ----------------
                                                                                      21,573.278                 178,570
                                                                                =================        ================

PIONEER FUND VCT
Contracts in accumulation period:
DVA 80                                                                                 1,285.499   $7.54          $9,693
DVA Plus - Standard (pre February 2000)                                                1,732.586    7.49          12,977
DVA Plus - Standard (post January 2000 & post 2000)                                   10,928.441    7.48          81,745
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                291,460.540    7.47       2,177,210
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              295,687.608    7.47       2,208,786
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          144,234.289    7.46       1,075,988
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         62,576.065    7.45         466,192
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             184,118.536    7.44       1,369,842
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      297,004.743    7.44       2,209,715

                                      196

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIONEER FUND VCT (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          135,708.029   $7.43     $1,008,311
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    229,508.353    7.43      1,705,247
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             562,117.242    7.42      4,170,910
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          6,686.900    7.41         49,550
Access - Annual Ratchet (post April 2001)                                              8,140.811    7.40         60,242
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  57,294.293    7.39        423,405
Access - 7% Solution (post April 2001)                                                19,166.357    7.39        141,639
Access  - Max 7 (post April 2001)                                                     21,066.987    7.38        155,474
ES II - Max 7 (post 2000), Generations - Max 7                                        79,240.223    7.42        587,962
Landmark - 7% Solution                                                                91,407.752    7.41        677,331
Value                                                                                  1,654.898    7.53         12,461
VA Option I                                                                           38,807.073    7.52        291,829
VA Option II                                                                          19,828.989    7.49        148,519
VA Option III                                                                          6,500.233    7.47         48,557
VA Bonus Option I                                                                     47,948.431    7.47        358,175
VA Bonus Option II                                                                    50,245.101    7.43        373,321
VA Bonus Option III                                                                   19,852.051    7.42        147,302
SmartDesign Advantage Option I                                                         4,167.994    7.38         30,760
SmartDesign Advantage Option II                                                        2,168.327    7.36         15,959
SmartDesign Advantage Option III                                                         857.708    7.35          6,304
Rollover Choice Option I                                                               5,561.288    7.54         41,932
                                                                                -----------------        ---------------
                                                                                   2,696,957.347            $20,067,338
                                                                                =================        ===============

PIONEER MID-CAP VALUE VCT
Contracts in accumulation period:
DVA                                                                                   17,509.307   $9.41       $164,763
DVA Plus - Standard (pre February 2000)                                               29,446.556    9.38        276,209
DVA Plus - Standard (post January 2000 & post 2000)                                   45,975.704    9.37        430,792
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                983,243.301    9.36      9,203,157
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              728,410.430    9.36      6,817,922

                                      197

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIONEER MID-CAP VALUE VCT (CONTINUED)
DVA Plus - 7% Solution  (pre  February  2000),  DVA Plus - Annual  Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          509,210.033   $9.35     $4,761,114
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        113,225.368    9.34      1,057,525
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             338,219.386    9.34      3,158,969
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      796,390.778    9.33      7,430,326
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          218,154.631    9.32      2,033,201
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    503,891.718    9.32      4,696,271
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             740,866.746    9.31      6,897,469
Access - Annual Ratchet (post April 2001)                                             28,194.228    9.29        261,924
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 145,462.672    9.29      1,351,348
Access - 7% Solution (post April 2001)                                                25,874.832    9.28        240,118
Access  - Max 7 (post April 2001)                                                     74,644.120    9.27        691,951
ES II - Max 7 (post 2000), Generations - Max 7                                       245,270.337    9.31      2,283,467
Landmark - 7% Solution                                                               127,116.070    9.30      1,182,179
Value                                                                                 11,515.180    9.42        108,473
Rollover Choice Option I                                                               2,421.894    9.43         22,838
Rollover Choice Option II                                                                369.982    9.41          3,482
                                                                                -----------------        ---------------
                                                                                   5,685,413.273            $53,073,498
                                                                                =================        ===============

PIONEER SMALL COMPANY VCT
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         13,596.414   $7.81       $106,188
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                     11,749.693    7.79         91,530
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                         16,355.281    7.77        127,081

                                      198

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PIONEER SMALL COMPANY VCT (CONTINUED)
VA Option I                                                                           80,077.498   $7.89       $631,811
VA Option II                                                                          34,919.722    7.85        274,120
VA Option III                                                                          9,445.248    7.84         74,051
VA Bonus Option I                                                                    122,885.683    7.83        962,195
VA Bonus Option II                                                                    57,105.530    7.80        445,423
VA Bonus Option III                                                                   50,553.725    7.78        393,308
SmartDesign Advantage Option I                                                         8,317.144    7.74         64,375
SmartDesign Advantage Option II                                                        8,192.585    7.72         63,247
SmartDesign Advantage Option III                                                      24,011.644    7.70        184,890
                                                                                -----------------        ---------------
                                                                                     437,210.167             $3,418,219
                                                                                =================        ===============

PROFUND VP BULL
Contracts in accumulation period:
DVA                                                                                    1,672.331   $6.71        $11,221
DVA Plus - Standard (pre February 2000)                                                8,556.341    6.68         57,156
DVA Plus - Standard (post January 2000 & post 2000)                                   18,623.407    6.68        124,404
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,231,932.938    6.67      8,216,993
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,271,888.411    6.66      8,470,777
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          194,394.055    6.65      1,292,720
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        117,319.332    6.64        779,000
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             127,499.175    6.64        846,595
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      342,069.817    6.63      2,267,923
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          185,752.318    6.63      1,231,538

                                      199

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PROFUND VP BULL (CONTINUED)
Access - 7% Solution (post January 2000 and post 2000),  Access - Standard (post
  April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    475,784.662   $6.62     $3,149,694
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             491,041.711    6.61      3,245,786
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                            304.523    6.61          2,013
Access - Annual Ratchet (post April 2001)                                             29,583.240    6.59        194,954
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  23,782.886    6.59        156,729
Access - 7% Solution (post April 2001)                                                32,743.236    6.58        215,450
Access  - Max 7 (post April 2001)                                                     19,326.241    6.57        126,973
ES II - Max 7 (post 2000), Generations - Max 7                                       114,753.182    6.62        759,666
Landmark - 7% Solution                                                                16,668.657    6.60        110,013
Value                                                                                  1,919.612    6.72         12,900
                                                                                -----------------        ---------------
                                                                                   4,705,616.075            $31,272,505
                                                                                =================        ===============

PROFUND VP EUROPE 30
Contracts in accumulation period:
DVA Series 100                                                                         2,091.440   $6.06        $12,674
DVA Plus - Standard (pre February 2000)                                                2,703.205    6.07         16,408
DVA Plus - Standard (post January 2000 & post 2000)                                   11,286.811    6.06         68,398
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                257,910.120    6.05      1,560,356
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,365,500.420    6.05      8,261,278
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          156,756.190    6.04        946,807
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         42,457.449    6.03        256,018
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard              64,316.959    6.03        387,831
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      181,952.664    6.02      1,095,355

                                      200

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PROFUND VP EUROPE 30 (CONTINUED)
Access - Max 5.5  (post  2000),  DVA  Plus - Max 7 (post  January  2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          105,639.573   $6.02       $635,950
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    103,963.433    6.01        624,820
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             218,082.990    6.00      1,308,498
Access - Annual Ratchet (post April 2001)                                              8,143.705    5.98         48,699
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  17,650.043    5.98        105,547
Access - 7% Solution (post April 2001)                                                 1,104.440    5.97          6,594
Access  - Max 7 (post April 2001)                                                     30,091.610    5.96        179,346
ES II - Max 7 (post 2000), Generations - Max 7                                        13,789.452    6.00         82,737
Landmark - 7% Solution                                                                 5,164.325    5.99         30,934
Value                                                                                    204.139    6.10          1,245
                                                                                -----------------        ---------------
                                                                                   2,588,808.968            $15,629,495
                                                                                =================        ===============

PROFUND VP SMALL CAP
Contracts in accumulation period:
DVA                                                                                    2,329.512   $7.26        $16,912
DVA Plus - Standard (pre February 2000)                                               41,515.869    7.23        300,160
DVA Plus - Standard (post January 2000 & post 2000)                                   31,843.836    7.22        229,912
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,755,935.865    7.21     12,660,298
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,133,338.695    7.21      8,171,372
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          269,439.892    7.19      1,937,273
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         72,216.551    7.19        519,237
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             236,885.358    7.18      1,700,837

                                      201

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PROFUND VP SMALL CAP (CONTINUED)
Access - 7% Solution (pre February  2000),  Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      499,605.632   $7.17     $3,582,172
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          182,535.627    7.17      1,308,780
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    420,431.165    7.16      3,010,287
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             374,257.847    7.15      2,675,944
Access - Annual Ratchet (post April 2001)                                              7,373.061    7.13         52,570
Access - Max 5.5 (post April 2001), Landmark - Max 7                                  68,579.360    7.13        488,971
Access - 7% Solution (post April 2001)                                                12,461.032    7.12         88,723
Access  - Max 7 (post April 2001)                                                     83,442.202    7.11        593,274
ES II - Max 7 (post 2000), Generations - Max 7                                       114,433.002    7.16        819,340
Landmark - 7% Solution                                                                59,952.995    7.14        428,064
Value                                                                                  4,866.239    7.27         35,378
                                                                                -----------------        ---------------
                                                                                   5,371,443.740            $38,619,504
                                                                                =================        ===============


PRUDENTIAL JENNISON
Contracts in accumulation period:
DVA                                                                                   11,366.432   $4.32        $49,103
DVA Plus - Standard (pre February 2000)                                               23,359.674    4.29        100,213
DVA Plus - Standard (post January 2000 & post 2000)                                  171,751.231    4.28        735,095
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                              1,009,407.882    4.27      4,310,172
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                            1,366,873.798    4.27      5,836,551
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          322,010.407    4.26      1,371,764

                                      202

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PRUDENTIAL JENNISON (CONTINUED)
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                        222,330.396   $4.25       $944,904
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             522,739.562    4.24      2,216,416
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      840,344.480    4.24      3,563,061
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          565,738.494    4.23      2,393,074
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    934,116.055    4.23      3,951,311
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                           1,916,839.330    4.22      8,089,062
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          5,385.239    4.21         22,672
Access - Annual Ratchet (post April 2001)                                             22,367.313    4.20         93,943
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 265,343.797    4.19      1,111,791
Access - 7% Solution (post April 2001)                                                78,263.500    4.19        327,924
Access  - Max 7 (post April 2001)                                                    158,536.137    4.18        662,681
ES II - Max 7 (post 2000), Generations - Max 7                                       259,117.120    4.22      1,093,474
Landmark - 7% Solution                                                                69,926.920    4.20        293,693
Value                                                                                 30,964.333    4.33        134,076
VA Option I                                                                            8,151.859    4.33         35,298
VA Option II                                                                          15,799.358    4.29         67,779
VA Bonus Option I                                                                     35,940.756    4.27        153,467
VA Bonus Option II                                                                    37,135.007    4.23        157,081
VA Bonus Option III                                                                    4,306.427    4.22         18,173
SmartDesign Advantage Option I                                                         2,115.980    4.18          8,845
SmartDesign Advantage Option II                                                        2,970.195    4.16         12,356
SmartDesign Advantage Option III                                                         608.533    4.14          2,519
                                                                                -----------------        ---------------
                                                                                   8,903,810.215            $37,756,498
                                                                                =================        ===============

PRUDENTIAL SP JENNISON INTERNATIONAL GROWTH
Contracts in accumulation period:
DVA                                                                                    1,624.864   $4.15         $6,743
DVA Plus - Standard (pre February 2000)                                               15,070.093    4.13         62,239
DVA Plus - Standard (post January 2000 & post 2000)                                   88,237.466    4.13        364,421

                                      203

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PRUDENTIAL SP JENNISON INTERNATIONAL GROWTH (CONTINUED)
DVA Plus - Annual Ratchet (pre February 2000) & 5.5% Solution (pre February
  2000 and post January 2000),  Access - Standard (pre February  2000),  Premium
  Plus - Standard (pre February 2000), ES II (pre 2001), ES II - Standard
  (post 2000), Generations - Standard                                                535,933.282   $4.12     $2,208,045
DVA Plus - Annual Ratchet (post January 2000), DVA Plus - 5.5% Solution (post
  2000),  Access - Standard  (post  January 2000 and post 2000),  Premium Plus -
  Standard (post January 2000 and post 2000), ES II - Deferred Ratchet (post
  2000), Generations - Deferred Ratchet                                              519,699.551    4.11      2,135,965
DVA Plus - 7% Solution (pre February 2000), DVA Plus - Annual Ratchet (post
  2000),  DVA Plus - Max 5.5 (post January  2000),  Access - Annual Ratchet (pre
  February  2000) and 5.5% Solution (pre February  2000),  Premium Plus - Annual
  Ratchet (pre February 2000) and 5.5% Solution (pre February 2000), ES II -
  5.5% Solution (post 2000)                                                          120,333.463    4.10        493,367
DVA Plus - Max 5.5 (post 2000), Access - Annual Ratchet (post January 2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                         46,748.068    4.10        191,667
DVA Plus - 7% Solution (post January 2000 and post 2000), ES II - Annual
  Ratchet (post 2000), Generations - Annual Ratchet, Landmark - Standard             243,443.935    4.09        995,686
Access - 7% Solution (pre February 2000), Access - Annual Ratchet (post 2000),
  Access - Max 5.5 (post January  2000),  DVA Plus - Annual Ratchet (post 2000),
  ES II - Max 5.5 (post 2000),  Premium Plus - 7% Solution (pre February  2000),
  Premium Plus - Annual Ratchet (post 2000), Premium Plus - Max 5.5 (post
  January 2000)                                                                      393,653.448    4.09      1,610,043
Access - Max 5.5 (post 2000), DVA Plus - Max 7 (post January 2000 and post
  2000), Premium Plus - Max 5.5 (post 2000), ES II - 7% Solution (post 2000),
  Generations - 7% Solution                                                          235,551.818    4.08        961,051
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                    360,088.600    4.08      1,469,161
Access - Max 7 (post January 2000 and post 2000), Premium Plus - Max 7 (post
  January 2000 and post 2000), Landmark - Annual Ratchet                             636,058.487    4.07      2,588,758
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,559.403    4.06         14,451
Access - Annual Ratchet (post April 2001)                                             34,976.884    4.05        141,656
Access - Max 5.5 (post April 2001), Landmark - Max 7                                 156,993.562    4.05        635,824
Access - 7% Solution (post April 2001)                                                16,084.015    4.05         65,140
Access  - Max 7 (post April 2001)                                                     39,549.231    4.04        159,779
ES II - Max 7 (post 2000), Generations - Max 7                                        98,449.075    4.07        400,688
Landmark - 7% Solution                                                                89,981.934    4.06        365,327
Value                                                                                 54,114.150    4.16        225,115
VA Option I                                                                            5,285.109    4.16         21,986
VA Option II                                                                          12,259.907    4.13         50,633
VA Bonus Option I                                                                     13,713.568    4.11         56,363

                                      204

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PRUDENTIAL SP JENNISON INTERNATIONAL GROWTH (CONTINUED)
VA Bonus Option II                                                                     4,728.844   $4.08        $19,294
VA Bonus Option III                                                                   15,437.133    4.07         62,829
SmartDesign Advantage Option I                                                         1,182.895    4.04          4,779
SmartDesign Advantage Option II                                                          356.962    4.02          1,435
SmartDesign Advantage Option III                                                       7,993.599    4.01         32,054
                                                                                -----------------        ---------------
                                                                                   3,751,109.346            $15,344,499
                                                                                =================        ===============

PUTNAM VT GROWTH AND INCOME
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                            613.560   $7.40         $4,540
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      3,518.706    7.38         25,968
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          1,355.145    7.36          9,974
VA Option I                                                                           47,269.102    7.62        360,191
VA Option II                                                                           9,757.789    7.59         74,062
VA Option III                                                                          1,001.492    7.57          7,581
VA Bonus Option I                                                                     71,543.199    7.56        540,867
VA Bonus Option II                                                                    50,353.513    7.53        379,162
VA Bonus Option III                                                                   24,513.938    7.51        184,100
SmartDesign Advantage Option I                                                         8,057.360    7.33         59,060
SmartDesign Advantage Option II                                                        1,505.661    7.30         10,991
SmartDesign Advantage Option III                                                         688.406    7.28          5,012
                                                                                -----------------        ---------------
                                                                                     220,177.871             $1,661,508
                                                                                =================        ===============

PUTNAM VT INTERNATIONAL GROWTH AND INCOME
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          7,080.219   $8.03        $56,854
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                        743.400    8.00          5,947
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          4,603.594    7.98         36,737
VA Option I                                                                           88,504.950    8.10        716,890
VA Option II                                                                          18,195.578    8.07        146,838
VA Option III                                                                          7,142.668    8.05         57,498
VA Bonus Option I                                                                     94,100.599    8.04        756,569
VA Bonus Option II                                                                    24,314.533    8.01        194,759
VA Bonus Option III                                                                  101,982.647    7.99        814,841

                                      205

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

PUTNAM VT INTERNATIONAL GROWTH AND INCOME (CONTINUED)
SmartDesign Advantage Option I                                                         6,043.072   $7.95        $48,042
SmartDesign Advantage Option II                                                        2,280.679    7.93         18,086
SmartDesign Advantage Option III                                                      16,122.611    7.91        127,530
                                                                                -----------------        ---------------
                                                                                     371,114.550             $2,980,591
                                                                                =================        ===============

PUTNAM VT VOYAGER II
Contracts in accumulation period:
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          5,242.644   $6.06        $31,770
Access - 7% Solution (post January 2000 and post 2000), Access - Standard
  (post April 2001), Premium Plus - 7% Solution (post January 2000 and post
  2000), Landmark - 5.5% Solution                                                      2,365.637    6.04         14,288
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          3,579.319    6.03         21,583
VA Option I                                                                           44,148.219    6.12        270,187
VA Option II                                                                          33,313.466    6.09        202,879
VA Option III                                                                          4,631.701    6.08         28,161
VA Bonus Option I                                                                     96,271.677    6.07        584,369
VA Bonus Option II                                                                    38,339.846    6.05        231,956
VA Bonus Option III                                                                   21,456.980    6.03        129,386
SmartDesign Advantage Option I                                                         8,448.608    6.01         50,776
SmartDesign Advantage Option II                                                       12,435.747    5.99         74,490
SmartDesign Advantage Option III                                                         863.315    5.98          5,163
                                                                                -----------------        ---------------
                                                                                     271,097.159             $1,645,008
                                                                                =================        ===============

SMITH BARNEY HIGH INCOME
Contracts in accumulation period:
Granite PrimElite - Standard                                                           3,602.132  $11.41        $41,100
Granite PrimElite - Annual Ratchet                                                    24,619.405   11.28        277,707
                                                                                -----------------        ---------------
                                                                                      28,221.537               $318,807
                                                                                =================        ===============

SMITH BARNEY INTERNATIONAL ALL CAP GROWTH
Contracts in accumulation period:
Granite PrimElite - Standard                                                           1,685.183   $8.92        $15,032
Granite PrimElite - Annual Ratchet                                                    21,044.795    8.82        185,615
                                                                                -----------------        ---------------
                                                                                      22,729.978               $200,647
                                                                                =================        ===============

SMITH BARNEY LARGE CAP VALUE
Contracts in accumulation period:
Granite PrimElite - Standard                                                           2,504.960  $14.26        $35,721
Granite PrimElite - Annual Ratchet                                                    23,808.210   14.09        335,458
                                                                                -----------------        ---------------
                                                                                      26,313.170               $371,179
                                                                                =================        ===============


                                      206

                     Golden American Life Insurance Company
                               Separate Account B

                    Notes to Financial Statements (continued)


7. UNIT SUMMARY (CONTINUED)

                                                                                                  UNIT          EXTENDED
                               DIVISION/CONTRACT                                     UNITS        VALUE           VALUE
--------------------------------------------------------------------------------------------------------------------------

SMITH BARNEY MONEY MARKET
Contracts in accumulation period:
Granite PrimElite - Standard                                                           6,864.600  $12.68        $87,043
Granite PrimElite - Annual Ratchet                                                     4,446.085   12.53         55,709
                                                                                -----------------        ---------------
                                                                                      11,310.685               $142,752
                                                                                =================        ===============

UBS TACTICAL ALLOCATION
DVA Plus - Max 5.5 (post 2000),  Access - Annual  Ratchet (post  January  2000),
  Access - 5.5%  Solution  (post  January  2000 and post 2000),  Premium  Plus -
  Annual Ratchet (post January 2000), Premium Plus - 5.5% Solution (post
  January 2000 and post 2000)                                                          4,476.111   $7.12        $31,870
Access - 5.5% Solution (post April 2001), Landmark - Max 5.5%                          9,383.635    7.08         66,436
VA Option I                                                                           46,001.622    7.19        330,752
VA Option II                                                                          16,031.679    7.16        114,787
VA Option III                                                                          7,474.126    7.14         53,365
VA Bonus Option I                                                                     58,942.255    7.14        420,848
VA Bonus Option II                                                                    38,953.675    7.10        276,571
VA Bonus Option III                                                                   18,471.861    7.09        130,965
SmartDesign Advantage Option I                                                         6,768.805    7.06         47,788
SmartDesign Advantage Option II                                                       10,343.837    7.04         72,821
SmartDesign Advantage Option III                                                         326.855    7.02          2,295
                                                                                -----------------        ---------------
                                                                                     217,174.461             $1,548,498
                                                                                =================        ===============

                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS

   A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December, 31, 2002 and 2001, along with unit values and units outstanding for the year ended December 31, 2000, follows:

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST:
   All Cap
       2002                                            29,232       $8.34 to $8.68          $  247,740
       2001                                            25,814      $11.46 to $11.76            299,314
       2000                                             9,062      $11.54 to $11.65            104,883

   All Cap Advisor
       2002                                                18       $9.52 to $9.53                 176
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Asset Allocation Growth
       2002                                             6,551       $7.12 to $7.35              47,241
       2001                                             5,718       $8.55 to $8.70              49,242
       2000                                               501       $9.37 to $9.38               4,696

   Capital Growth
       2002                                            24,777       $9.52 to $10.52            246,769
       2001                                            27,303      $13.93 to $15.15            395,434
       2000                                            27,139      $16.80 to $17.71            463,399

   Capital Growth Advisor
       2002                                                14      $10.45 to $10.46                148
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Capital Guardian Small Cap
       2002                                            26,339      $12.37 to $14.00          $ 341,146
       2001                                            27,165      $16.97 to $18.87            480,513
       2000                                            23,107      $17.94 to $19.25            422,097

   Capital Guardian Small Cap Advisor
       2002                                                33       $9.72 to $9.73                 321
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Core Bond
       2002                                            34,238      $11.55 to $13.41            425,125
       2001                                             9,873      $11.14 to $12.39            114,996
       2000                                             3,438      $11.37 to $12.19             40,000

   Core Bond Advisor
       2002                                                97      $10.24 to $10.26                992
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Developing World
       2002                                             9,702       $5.98 to $6.42              60,000
       2001                                            10,141       $6.85 to $7.25              71,466
       2000                                             7,211       $7.47 to $7.71              54,398

   Developing World Advisor
       2002                                                 8       $9.70 to $9.71                  79
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Diversified Mid-Cap
       2002                                            12,695       $7.09 to $7.31              91,159
       2001                                             6,381       $8.99 to $9.15              57,814
       2000                                             1,150       $9.87 to $9.88              11,358


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Diversified Mid-Cap Advisor
       2002                                                23       $9.47 to $9.48         $       220
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Equity Growth
       2002                                               559       $7.78 to $7.85               4,362
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Equity Growth Advisor
       2002                                                48       $9.63 to $9.64                 458
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Equity Income
       2002                                            20,545      $18.11 to $23.18            409,670
       2001                                            17,698      $21.34 to $26.84            416,763
       2000                                            12,207      $22.48 to $26.61            291,793

   Equity Income Advisor
       2002                                                65       $9.81 to $9.83                 640
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Equity Opportunity
       2002                                            19,040      $13.72 to $16.05            280,954
       2001                                            20,717      $19.84 to $22.87            440,209
       2000                                            19,193      $24.06 to $26.49            477,934

   Equity Opportunity Advisor
       2002                                                 3       $9.74 to $9.75                  34
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Focus Value
       2002                                               710       $8.32 to $8.40      $        5,931
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Focus Value Advisor
       2002                                                 5      $10.16 to $10.17                 48
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Fully Managed
       2002                                            34,525      $24.75 to $30.37            935,079
       2001                                            23,375      $25.20 to $30.47            644,971
       2000                                            13,395      $24.47 to $27.95            345,651

   Fully Managed Advisor
       2002                                                89       $9.99 to $10.01                894
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Fundamental Growth Focus
       2002                                               345       $7.93 to $8.00               2,742
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Fundamental Growth Advisor
       2002                                                11       $9.44 to $9.45                 108
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Global Franchise
       2002                                             1,661       $8.80 to $8.88              14,670
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Global Franchise Advisor
       2002                                                74       $9.51 to $9.52      $          708
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Growth
       2002                                            53,954       $9.92 to $11.18            560,041
       2001                                            66,921      $14.41 to $15.95          1,002,892
       2000                                            67,525      $21.49 to $22.98          1,474,980

   Growth Advisor
       2002                                              9          $9.76 to $9.78                  92
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Hard Assets
       2002                                             4,986      $12.44 to $15.93             67,753
       2001                                             2,395      $12.63 to $15.27             33,209
       2000                                             2,584      $15.34 to $17.52             41,509

   Hard Assets Advisor
       2002                                                10       $9.82 to $9.83                  97
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   International Enhanced EAFE
       2002                                               608       $8.17 to $8.25               4,990
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   International Enhanced EAFE Advisor
       2002                                                17       $9.74 to $9.76                 165
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   International Equity
       2002                                            16,969       $6.80 to $7.46           $ 120,477
       2001                                            16,734       $8.37 to $8.98             144,061
       2000                                            17,171      $11.23 to $11.73            194,618

   International Equity Advisor
       2002                                                26       $9.79 to $9.80                 254
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Internet Tollkeeper
       2002                                             2,769       $4.58 to $4.69              12,802
       2001                                               709       $7.57 to $7.64               5,389
       2000                                                **             **                        **

   Internet Tollkeeper Advisor
       2002                                                 5      $10.40 to $10.42                 53
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Investors
       2002                                            11,516       $7.87 to $8.19              92,136
       2001                                             8,646      $10.45 to $10.73             91,400
       2000                                             1,917      $11.21 to $11.31             21,558

   Investors Advisor
       2002                                                30       $9.74 to $9.75                 297
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   J.P. Morgan Fleming Small Cap Equity
       2002                                             1,212       $7.79 to $7.87               9,490
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   J.P. Morgan Fleming Small Cap Advisor
       2002                                                54       $9.48 to $9.49        $        511
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Janus Growth and Income
       2002                                            18,616       $6.87 to $7.13             130,345
       2001                                            10,487       $8.78 to $8.93              92,720
       2000                                             1,280       $9.93 to $9.96              12,726

   Janus Growth and Income Advisor
       2002                                                60       $9.71 to $9.73                 587
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Large Cap Value
       2002                                            39,602       $7.34 to $7.73             295,688
       2001                                            27,628       $9.85 to $10.20            275,489
       2000                                             9,362      $10.50 to $10.59             98,545

   Large Cap Value Advisor
       2002                                                32      $10.25 to $10.27                333
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Limited Maturity Bond
       2002                                            28,506      $17.84 to $22.84            558,941
       2001                                            19,509      $17.02 to $21.41            364,062
       2000                                            11,438      $16.67 to $19.77            200,958

   Liquid Asset
       2002                                            66,797      $13.46 to $17.34          1,023,179
       2001                                            69,541      $13.62 to $17.79          1,071,485
       2000                                            44,678      $14.50 to $16.61            679,666

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Liquid Asset Advisor
       2002                                               180       $9.98 to $9.99        $      1,800
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Managed Global
       2002                                            16,459      $12.62 to $15.12            223,084
       2001                                            14,451      $16.18 to $19.04            250,388
       2000                                            11,365      $19.34 to $21.72            228,347

   Managed Global Advisor
       2002                                                 5           $10.23                      50
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Mid-Cap Growth
       2002                                            27,548      $14.97 to $17.32            435,581
       2001                                            29,521      $29.92 to $34.01            928,290
       2000                                            27,623      $40.98 to $43.92          1,158,061

   Mid-Cap Growth Advisor
       2002                                                56       $9.75 to $9.77                 549
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Real Estate
       2002                                             6,881      $24.84 to $31.80            187,607
       2001                                             4,535      $25.36 to $31.90            126,169
       2000                                             3,804      $25.04 to $28.59            100,303

   Real Estate Advisor
       2002                                                29       $9.60 to $9.61                 276
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Research
       2002                                            28,285      $13.75 to $15.91         $  421,035
       2001                                            31,622      $19.19 to $21.34            637,711
       2000                                            30,638      $25.56 to $27.39            800,528

   Research Advisor
       2002                                                34       $9.70 to $9.72                 326
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Special Situations
       2002                                             3,609       $5.96 to $6.15              21,794
       2001                                             2,932       $8.23 to $8.38              24,325
       2000                                               663       $8.88 to $8.89               5,891

   Special Situations Advisor
       2002                                                 6       $9.62 to $9.63                  56
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Strategic Equity
       2002                                            14,324       $9.29 to $10.34            139,852
       2001                                            17,855      $13.92 to $15.26            259,382
       2000                                            19,182      $18.40 to $19.51            359,734

   Strategic Equity Advisor
       2002                                                 8       $9.63 to $9.65                  78
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Total Return
       2002                                            45,174      $17.48 to $20.72            853,266
       2001                                            39,136      $18.90 to $21.94            793,394
       2000                                            29,621      $20.10 to $21.54            608,868

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GCG TRUST (CONTINUED):
   Total Return Advisor
       2002                                                95       10.03 to $10.04        $       955
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Value Equity
       2002                                            11,740      $13.65 to $15.72            173,239
       2001                                            10,991      $17.24 to $19.10            199,039
       2000                                             9,358      $18.85 to $20.15            180,722

   Value Equity Advisor
       2002                                                11       $9.61 to $9.63                 107
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Van Kampen Growth and Income
       2002                                            30,992      $16.77 to $19.76            554,608
       2001                                            34,270      $20.13 to $23.30            732,049
       2000                                            34,836      $24.00 to $26.02            860,338

   Van Kampen Growth and Income Advisor
       2002                                               101       $9.78 to $9.79                 990
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   AIM VARIABLE INSURANCE FUNDS:
   AIM V.I. Dent Demographic Trends
       2002                                             1,550       $7.24 to $7.38              11,335
       2001                                               323      $10.97 to $11.00              3,550
       2000                                                **             **                        **


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   AIM VARIABLE INSURANCE FUNDS (CONTINUED):
   AIM V.I. Growth
       2002                                               121       $6.92 to $7.06             $   848
       2001                                                43      $10.32 to $10.35                443
       2000                                                **             **                        **

   AIM V.I. Capital Appreciation
       2002                                                 4            $7.40                      27
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   AIM V.I. Core Equity
       2002                                                 5            $8.26                      41
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   AIM V.I. Premier Equity
       2002                                                12       $6.82 to $6.84                  80
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:
   Alliance Bernstein Value
       2002                                               315       $8.46 to $8.66               2,709
       2001                                                59       $9.98 to $10.05                595
       2000                                                **             **                        **

   Alliance Growth and Income
       2002                                               644       $7.23 to $7.40               4,730
       2001                                               172       $9.57 to $9.61               1,653
       2000                                                **             **                        **

   Alliance Premier Growth
       2002                                               322       $6.41 to $6.56               2,094
       2001                                               114       $9.52 to $9.58               1,091
       2000                                                **             **                        **

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
   Fidelity(R) VIP GrowtH
       2002                                             3,655       $6.26 to $6.43           $  23,212
       2001                                                75       $9.25 to $9.29                 693
       2000                                                **             **                        **

   Fidelity(R) VIP Equity-Income
       2002                                             3,054       $7.70 to $7.91              23,851
       2001                                               203       $9.55 to $9.61               1,949
       2000                                                **             **                        **

   Fidelity(R)VIP Contrafund(R)
       2002                                               513       $8.50 to $8.73               4,438
       2001                                               122       $9.68 to $9.73               1,183
       2000                                                **             **                        **

   Fidelity(R) VIP Overseas
       2002                                                 1            $7.89                       9
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
   Franklin Small Cap Value Securities
       2002                                                 2       $8.97 to $8.99                  17
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   GREENWICH STREET SERIES FUND:
   Greenwich Appreciation
       2002                                                42      $13.88 to $14.02                589
       2001                                                42      $17.07 to $17.22                723
       2000                                                46      $18.03 to $18.16                831


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   THE GALAXY VIP FUND:
   Galaxy VIP Asset Allocation
       2002                                                78       $8.05 to $8.15          $      631
       2001                                               128       $9.75 to $9.84               1,260
       2000                                               129      $10.73 to $10.78              1,387

   Galaxy VIP Equity
       2002                                                75       $6.46 to $6.57                 487
       2001                                                88       $9.12 to $9.21                 807
       2000                                                94      $11.36 to $11.41              1,071

   Galaxy VIP Growth and Income
       2002                                                16       $7.44 to $7.56                 122
       2001                                                19      $10.31 to $10.40                201
       2000                                                26      $10.93 to $10.98                284

   Galaxy VIP High Quality Bond
       2002                                                10      $12.57 to $12.74                130
       2001                                                13      $11.60 to $11.70                152
       2000                                                 7      $11.04 to $11.05                 78

   Galaxy VIP Small Company Growth
       2002                                                 7       $8.55 to $8.69                  57
       2001                                                 6      $12.99 to $13.14                 84
       2000                                                 5      $13.27 to $13.35                 72

   ING GET FUND:
   ING GET Fund - Series N
       2002                                             2,862       $9.96 to $10.10             28,661
       2001                                             3,009      $10.24 to $10.28             30,868
       2000                                                **             **                        **


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING GET FUND (CONTINUED):
   ING GET Fund - Series P
       2002                                            14,328       $9.81 to $10.02          $ 143,846
       2001                                            15,276       $9.99 to $10.04            153,045
       2000                                                **             **                        **

   ING GET Fund - Series Q
       2002                                            16,855       $9.93 to $10.12            169,029
       2001                                               190           $10.00                   1,904
       2000                                                **             **                        **

   ING GET Fund - Series R
       2002                                            16,911      $10.01 to $10.16            170,526
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING GET Fund - Series S
       2002                                            21,867       $9.98 to $10.08            219,270
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING GET Fund - Series T
       2002                                            23,643      $10.04 to $10.10            237,948
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING GET Fund - Series U
       2002                                               105       $9.99 to $10.00              1,048
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING PARTNERS, INC.:
   ING Alger Growth
       2002                                                 6            $6.56                $     39
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING American Century Small Cap Value
       2002                                                 -            $8.10                       2
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING J.P. Morgan Mid Cap Value
       2002                                                33       $9.09 to $9.19                 301
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING MFS(R)Capital Opportunities (Initial Class)
       2002                                               209       $6.04 to $6.18               1,280
       2001                                                78       $8.92 to $9.91                 698
       2000                                                **             **                        **

   ING MFS(R)Capital Opportunities (Sevice Class)
       2002                                                11            $6.85                      72
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING MFS(R) Global Growth
       2002                                                 9       $8.27 to $8.35                  75
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING PARTNERS, INC. (CONTINUED):
   ING OpCap Balanced Value
       2002                                                16            $7.80                  $  126
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING PIMCO Total Return
       2002                                                55           $10.75                     593
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING Salomon Bros. Capital
       2002                                                 1            $7.41                       9
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING Salomon Bros. Investors Value
       2002                                                 -            $7.61                       4
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING Scudder International Growth
       2002                                                 1       $8.13 to $8.14                   7
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING T. Rowe Price Growth Equity
       2002                                                19       $7.51 to $7.52                 144
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING UBS Tactical Asset Allocation Division
       2002                                                 -            $7.54                       2
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING PARTNERS, INC. (CONTINUED):
   ING Van Kampen Comstock Division
       2002                                               210       $8.24 to $8.34            $  1,737
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING VARIABLE INSURANCE TRUST:
   ING VP Worldwide Growth
       2002                                             5,299       $5.05 to $5.28              27,358
       2001                                             2,863       $6.92 to $7.08              20,014
       2000                                               635       $8.72 to $8.78               5,554

   ING VP BOND PORTFOLIO:
   ING VP Bond
       2002                                             4,668      $10.58 to $10.69             49,590
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING VARIABLE PORTFOLIOS, INC.:
   ING VP Growth
       2002                                                 7            $6.94                      46
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING VP Index Plus LargeCap
       2002                                               634       $7.11 to $7.31               4,589
       2001                                                87       $9.36 to $9.40                 812
       2000                                                **             **                        **

   ING VP Index Plus MidCap
       2002                                               692       $8.41 to $8.64               5,909
       2001                                                83       $9.87 to $9.91                 820
       2000                                                **             **                        **


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING VARIABLE PORTFOLIOS, INC. (CONTINUED):
   ING VP Index Plus SmallCap
       2002                                               465       $8.47 to $8.70            $  4,005
       2001                                                67      $10.07 to $10.11                680
       2000                                                **             **                        **

   ING VP Small Company
       2002                                                21       $7.54 to $7.56                 156
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING VP Value Opportunity
       2002                                               166       $6.46 to $6.63               1,086
       2001                                                33       $9.00 to $9.04                 298
       2000                                                **             **                        **

   ING VARIABLE PRODUCTS TRUST:
    ING VP Convertible
       2002                                               107       $9.48 to $9.70               1,034
       2001                                                18      $10.46 to $10.52                194
       2000                                                **             **                        **

   ING VP Growth Opportunities
       2002                                             1,895       $5.19 to $5.32               9,918
       2001                                               671       $7.75 to $7.82               5,219
       2000                                                **             **                        **

   ING VP International Value
       2002                                                 5       $8.45 to $8.47                  42
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   ING VARIABLE PRODUCTS TRUST (CONTINUED):
   ING VP Large Company Value
       2002                                               120       $7.84 to $8.03           $     958
       2001                                                15      $10.37 to $10.45                156
       2000                                                **             **                        **

   ING VP LargeCap Growth
       2002                                               163       $6.06 to $6.21               1,006
       2001                                                56       $9.57 to $9.62                 533
       2000                                                **             **                        **

   ING VP MagnaCap
       2002                                             1,746       $7.00 to $7.16              12,338
       2001                                               579       $9.30 to $9.39               5,402
       2000                                                **             **                        **

   ING VP MidCap Opportunities
       2002                                                 2            $7.24                      12
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   ING VP SmallCap Opportunities
       2002                                             6,553       $4.55 to $4.67              30,118
       2001                                             1,737       $8.28 to $8.36              14,437
       2000                                                **             **                        **

   INVESCO VARIABLE INVESTMENT FUNDS, INC.:
   INVESCO VIF - Financial Services
       2002                                             2,931       $7.73 to $7.92              22,941
       2001                                               256       $9.33 to $9.39               2,404
       2000                                                **             **                        **


                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   INVESCO VARIABLE INVESTMENT FUNDS, INC. (CONTINUED):
   INVESCO VIF - Health Sciences
       2002                                             4,013       $7.52 to $7.72           $  30,558
       2001                                             1,052      $10.22 to $10.29             10,790
       2000                                                **             **                        **

   INVESCO VIF - Leisure
       2002                                               724       $8.39 to $8.47               6,097
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   INVESCO VIF - Utilities
       2002                                             1,227       $6.26 to $6.43               7,783
       2001                                               119       $8.09 to $8.13                 964
       2000                                                **             **                        **

   JANUS ASPEN SERIES:
   Janus Aspen Series Balanced
       2002                                                54       $9.21 to $9.25                 496
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Janus Aspen Series Flexible Income
       2002                                                26      $10.97 to $10.99                283
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Janus Aspen Series Growth
       2002                                                27            $7.19                     192
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   JANUS ASPEN SERIES (CONTINUED):
   Janus Aspen Series Worldwide Growth
       2002                                               515       $6.75 to $6.93           $   3,534
       2001                                               139       $9.32 to $9.39               1,298
       2000                                                **             **                        **

   OPPENHEIMER VARIABLE ACCOUNTS FUND:
   Oppenheimer Global Securities
       2002                                                27       $7.64 to $7.67                 205
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   Oppenheimer Strategic Bond
       2002                                                 2      $10.65 to $10.67                 16
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***

   PIMCO VARIABLE INSURANCE TRUST:
   PIMCO High Yield
       2002                                            31,353       $9.32 to $10.27            305,237
       2001                                            23,564       $9.79 to $10.44            236,343
       2000                                            16,336       $9.88 to $10.17            162,857

   PIMCO StocksPLUS Growth and Income
       2002                                            22,790       $7.73 to $8.28             181,637
       2001                                            23,718       $9.91 to $10.46            241,065
       2000                                            22,158      $11.56 to $11.91            258,484

   PIONEER VARIABLE CONTRACTS TRUST:
    Pioneer Equity-Income VCT
       2002                                                22       $8.27 to $8.28                 179
       2001                                               ***             ***                      ***
       2000                                               ***             ***                      ***


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   PIONEER VARIABLE CONTRACTS TRUST (CONTINUED):
   Pioneer Fund VCT
       2002                                             2,697       $7.35 to $7.54            $ 20,064
       2001                                               243       $9.36 to $9.41               2,275
       2000                                                **             **                        **

   Pioneer Mid-Cap Value VCT
       2002                                             5,685       $9.27 to $9.43              53,062
       2001                                               480      $10.70 to $10.72              5,139
       2000                                                **             **                        **

   Pioneer Small Company VCT
       2002                                               437       $7.70 to $7.89               3,417
       2001                                                98       $9.54 to $9.61                 938
       2000                                                **             **                        **

   PROFUNDS VP:
   ProFund VP Bull
       2002                                             4,706       $6.57 to $6.72              31,265
       2001                                             2,316       $8.84 to $8.92              20,583
       2000                                                **             **                        **

   ProFund VP Europe 30
       2002                                             2,589       $5.96 to $6.10              15,627
       2001                                               764       $8.22 to $8.29               6,312
       2000                                                **             **                        **

   ProFund VP Small-Cap
       2002                                             5,371       $7.11 to $7.27              38,612
       2001                                             2,118       $9.38 to $9.46              19,968
       2000                                                **             **                        **


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   PRUDENTIAL SERIES FUND, INC.:
   Prudential Jennison
       2002                                             8,904       $4.14 to $4.33            $ 37,748
       2001                                             7,335       $6.21 to $6.35              45,991
       2000                                               987       $7.82 to $7.85               7,732

   Prudential SP Jennison International Growth
       2002                                             3,751       $4.01 to $4.16              15,341
       2001                                             2,097       $5.35 to $5.44              11,310
       2000                                               318       $8.55 to $8.57               2,720

   PUTNAM VARIABLE TRUST:
   Putnam VT Growth and Income
       2002                                               220       $7.28 to $7.62               1,662
       2001                                                48       $9.25 to $9.50                 455
       2000                                                **             **                        **

   Putnam VT International Growth and Income
       2002                                               371       $7.91 to $8.10               2,981
       2001                                                64       $9.44 to $9.49                 604
       2000                                                **             **                        **

   Putnam VT Voyager Fund II
       2002                                               271       $5.98 to $6.12               1,645
       2001                                                66       $8.71 to $8.77                 577
       2000                                                **             **                        **

   TRAVELERS SERIES FUND INC.:
   Smith Barney High Income
       2002                                                28      $11.28 to $11.41                319
       2001                                                31      $11.82 to $11.94                370
       2000                                                36      $12.46 to $12.56                446


                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                                       UNITS        UNIT FAIR VALUE         NET ASSETS
                     DIVISION                         (000S)       LOWEST TO HIGHEST          (000S)
   ----------------------------------------------   ------------  --------------------  --------------------
   TRAVELERS SERIES FUND INC. (CONTINUED):
   Smith Barney International All Cap Growth
       2002                                                23       $8.82 to $8.92            $    201
       2001                                                25      $12.04 to $12.16                300
       2000                                                26      $17.74 to $17.89                455

   Smith Barney Large Cap Value
       2002                                                26      $14.09 to $14.26                371
       2001                                                29      $19.16 to $19.35                563
       2000                                                33      $21.16 to $21.34                692

   Smith Barney Money Market
       2002                                                11      $12.53 to $12.68                143
       2001                                                17      $12.55 to $12.68                221
       2000                                                13      $12.27 to $12.38                156

   UBS SERIES TRUST:
   UBS Tactical Allocation
       2002                                               217       $7.02 to $7.19               1,548
       2001                                                84       $9.37 to $9.42                 787
       2000                                                **             **                        **



                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST:
   All Cap
       2002                                              0.22%              0.90% to 2.25%          -27.23% to -26.19%
       2001                                              1.47%              0.90% to 2.25%            0.00% to 0.94%
       2000                                                *                       *                        *

   All Cap Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Asset Allocation Growth
       2002                                              1.11%              0.90% to 2.25%          -16.73% to -15.52%
       2001                                              1.78%              0.90% to 2.25%           -8.32% to -7.68%
       2000                                                *                       *                        *

   Capital Growth
       2002                                                -                0.80% to 2.25%          -31.66% to -30.56%
       2001                                                -                0.80% to 2.25%          -15.42% to -14.46%
       2000                                                *                       *                        *

   Capital Growth Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***


                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Capital Guardian Small Cap
       2002                                              0.12%              0.80% to 2.25%              -27.11% to
                                                                                                         -25.80%
       2001                                              0.13%              0.50% to 2.25%           -3.40% to -1.97%
       2000                                                *                       *                        *

   Capital Guardian Small Cap Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Core Bond
       2002                                              3.72%              0.80% to 2.55%            3.69% to 8.23%
       2001                                              0.40%              0.80% to 2.25%            0.53% to 1.64%
       2000                                                *                       *                        *

   Core Bond Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Developing World
       2002                                                -                0.80% to 2.25%          -12.70% to -11.45%
       2001                                              1.18%              0.80% to 2.25%           -7.10% to -5.97%
       2000                                                *                       *                        *

   Developing World Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Diversified Mid-Cap
       2002                                              0.29%              0.90% to 2.25%          -21.13% to -20.11%
       2001                                              0.48%              0.90% to 2.25%           -8.41% to -7.79%
       2000                                                *                       *                        *

                                      231a

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Diversified Mid-Cap Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Equity Growth
       2002                                               ***               0.90% to 2.25%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Equity Growth Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Equity Income
       2002                                              1.34%              0.50% to 2.25%          -15.14% to -13.64%
       2001                                              1.95%              0.50% to 2.25%           -0.58% to 1.46%
       2000                                                *                       *                        *

   Equity Income Advisor
       2002                                               ***               1.40% to 1..85%                ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Equity Opportunity
       2002                                              0.13%              0.80% to 2.25%              -30.85% to
                                                                                                         -29.82%
       2001                                              0.07%              0.80% to 2.25%          -14.67% to -13.67%
       2000                                                *                       *                        *

   Equity Opportunity Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231b

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Focus Value
       2002                                               ***               0.90% to 2.25%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Focus Value Advisor
       2002                                               ***               1.65% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Fully Managed
       2002                                              1.72%              0.80% to 2.25%           -1.79% to -0.33%
       2001                                              3.34%              0.80% to 2.25%            7.85% to 9.02%
       2000                                                *                       *                        *

   Fully Managed Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Fundamental Growth Focus
       2002                                               ***               0.90% to 2.15%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Fundamental Growth Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Global Franchise
       2002                                               ***               0.80% to 2.25%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      213c

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Global Franchise Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Growth
       2002                                                -                0.50% to 2.25%          -31.16% to -29.91%
       2001                                                -                0.50% to 2.25%          -31.55% to -30.59%
       2000                                                *                       *                        *

   Growth Advisor
       2002                                               ***               1.40% to 1.75%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Hard Assets
       2002                                              0.68%              0.50% to 2.25%           -1.50% to 4.32%
       2001                                                -                0.80% to 2.25%          -13.82% to -12.84%
       2000                                                *                       *                        *

   Hard Assets Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   International Enhanced EAFE
       2002                                               ***               0.90% to 2.40%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   International Enhanced EAFE Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231d

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   International Equity
       2002                                              0.75%              0.90% to 2.25%          -18.76% to -16.93%
       2001                                                -                0.90% to 2.10%          -24.87% to -22.18%
       2000                                                *                       *                        *

   International Equity Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Internet Tollkeeper
       2002                                                -                0.90% to 2.25%          -39.50% to -38.61%
       2001                                               **                0.90% to 2.25%                  **
       2000                                               **                      **                        **

   Internet Tollkeeper Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Investors
       2002                                              0.81%              0.90% to 2.25%          -24.69% to -23.67%
       2001                                              1.30%              0.90% to 2.25%           -6.16% to -5.13%
       2000                                                *                       *                        *

   Investors Advisor
       2002                                               ***               1.65% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   J.P. Morgan Fleming Small Cap Equity
       2002                                               ***               0.90% to 2.40%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231e

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   J.P. Morgan Fleming Small Cap Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Janus Growth and Income
       2002                                              0.45%              0.90% to 2.55%              -21.75% to
                                                                                                         -20.16%
       2001                                              1.02%              0.90% to 2.25%          -11.18% to -10.34%
       2000                                                *                       *                        *

   Janus Growth and Income Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Large Cap Value
       2002                                              0.25%              0.50% to 2.25%              -25.48% to
                                                                                                         -24.22%
       2001                                              0.25%              0.50% to 2.25%           -5.43% to -4.44%
       2000                                                *                       *                        *

   Large Cap Value Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Limited Maturity Bond
       2002                                              3.62%              0.50% to 2.25%            4.82% to 6.68%
       2001                                              4.84%              0.50% to 2.25%            6.78% to 8.30%
       2000                                                *                       *                        *

   Liquid Asset
       2002                                              1.42%              0.50% to 2.55%           -1.17% to 0.96%
       2001                                              3.59%              0.50% to 2.55%            1.86% to 3.01%
       2000                                                *                       *                        *

                                      231f

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Liquid Asset Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Managed Global
       2002                                              0.13%              0.50% to 2.25%          -22.00% to -20.59%
       2001                                              0.13%              0.50% to 2.25%          -13.60% to -12.34%
       2000                                                *                       *                        *

   Managed Global Advisor
       2002                                               ***               1.75% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Mid-Cap Growth
       2002                                                -                0.50% to 2.25%          -49.97% to -49.07%
       2001                                              0.37%              0.50% to 2.25%          -25.09% to -24.25%
       2000                                                *                       *                        *

   Mid-Cap Growth Advisor
       2002                                               ***               1.40% to 1.80%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Real Estate
       2002                                              3.73%              0.50% to 2.25%           -2.05% to 0.31%
       2001                                              4.29%              0.50% to 2.25%            6.07% to 7.28%
       2000                                                *                       *                        *

   Real Estate Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231g

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Research
       2002                                              0.41%              0.80% to 2.55%          -28.35% to -25.45%
       2001                                              0.12%              0.80% to 2.25%          -22.97% to -22.09%
       2000                                                *                       *                        *

   Research Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Special Situations
       2002                                                -                0.90% to 2.25%          -27.58% to -26.61%
       2001                                              0.37%              0.90% to 2.25%           -6.87% to -6.19%
       2000                                                *                       *                        *

   Special Situations Advisor
       2002                                               ***               1.40% to 1.75%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Strategic Equity
       2002                                                -                0.80% to 2.25%          -33.26% to -32.24%
       2001                                                -                0.80% to 2.25%          -22.66% to -21.78%
       2000                                                *                       *                        *

   Strategic Equity Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Total Return
       2002                                              2.36%              0.50% to 2.55%           -7.51% to -5.56%
       2001                                              4.88%              0.50% to 2.55%           -1.44% to -0.32%
       2000                                                *                       *                        *

                                      231h

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GCG TRUST (CONTINUED):
   Total Return Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Value Equity
       2002                                              0.69%              0.80% to 2.55%          -20.82% to -17.70%
       2001                                              0.85%              0.80% to 2.25%           -6.21% to -5.21%
       2000                                                *                       *                        *

   Value Equity Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   Van Kampen Growth and Income
       2002                                              0.84%              0.50% to 2.25%          -16.69% to -15.19%
       2001                                              0.30%              0.50% to 2.25%          -13.63% to -12.68%
       2000                                                *                       *                        *

   Van Kampen Growth and Income Advisor
       2002                                               ***               1.40% to 1.85%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   AIM VARIABLE INSURANCE FUNDS:
   AIM V.I. Dent Demographic Trends
       2002                                              0.00%              0.95% to 2.55%          -34.00% to -32.91%
       2001                                               **                0.95% to 2.25%                  **
       2000                                               **                      **                        **

                                      231i

                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   AIM VARIABLE INSURANCE FUNDS (CONTINUED):
   AIM V.I. Growth
       2002                                                -                0.95% to 2.55%          -32.94% to -31.79%
       2001                                              1.09%              0.95% to 1.90%                  **
       2000                                               **                      **                        **

   AIM V.I. Capital Appreciation
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   AIM V.I. Core Equity
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   AIM V.I. Premier Equity
       2002                                               ***               0.75 % to 0.95%                ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.:
   Alliance Bernstein Value
       2002                                              0.17%              0.95% to 2.55%          -15.23% to -13.83%
       2001                                               **                0.95% to 2.40%                  **
       2000                                               **                      **                        **

   Alliance Growth and Income
       2002                                              3.91%              0.95% to 2.55%          -24.45% to -23.00%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   Alliance Premier Growth
       2002                                                -                0.95% to 2.55%          -32.66% to -31.52%
       2001                                               **                0.95% to 2.40%                  **
       2000                                               **                      **                        **

                                      231j

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
   Fidelity(R) VIP GrowtH
       2002                                                 0.02%              0.90% to 2.55%         -32.32% to -30.79%
       2001                                                  **                0.95% to 1.90%                 **
       2000                                                  **                      **                       **

   Fidelity(R) VIP Equity-Income
       2002                                                 1.09%              0.75% to 2.55%         -18.95% to -17.69%
       2001                                                  **                0.95% to 2.20%                 **
       2000                                                  **                      **                       **

   Fidelity(R)VIP Contrafund(R)
       2002                                                 0.37%              0.75% to 2.55%         -12.19% to -10.28%
       2001                                                  **                0.95% to 1.90%                 **
       2000                                                  **                      **                       **

   Fidelity(R) VIP Overseas
       2002                                                  ***                    0.75%                     ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

   FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
      TRUST:
   Franklin Small Cap Value Securities
       2002                                                  ***               0.75% to 0.95%                 ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

   GREENWICH STREET SERIES FUND:
   Greenwich Appreciation
       2002                                                 1.50%              1.25% to 1.40%         -18.69% to -18.58%
       2001                                                 1.15%              1.25% to 1.40%          -5.32% to -5.18%
       2000                                                   *                       *                        *

                                      231k

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   THE GALAXY VIP FUND:
   Galaxy VIP Asset Allocation
       2002                                              2.08%              1.40% to 1.80%          -17.44% to -17.17%
       2001                                              2.29%              1.40% to 1.80%           -9.13% to -8.72%
       2000                                                *                       *                        *

   Galaxy VIP Equity
       2002                                              0.23%              1.40% to 1.90%          -29.17% to -28.66%
       2001                                                -                1.40% to 1.80%             '-19.72% to
                                                                                                         -19.28%
       2000                                                *                       *                        *

   Galaxy VIP Growth and Income
       2002                                              0.09%              1.40% to 1.90%          -27.84% to -27.31%
       2001                                              0.15%              1.40% to 1.80%           -5.67% to -5.28%
       2000                                                *                       *                        *

   Galaxy VIP High Quality Bond
       2002                                              4.71%              1.40% to 1.80%            8.36% to 8.89%
       2001                                              5.35%              1.40% to 1.80%            5.88% to 5.89%
       2000                                                *                       *                        *

   Galaxy VIP Small Company Growth
       2002                                                -                1.40% to 1.90%          -34.18% to -33.87%
       2001                                                -                1.40% to 1.90%           -2.11% to -1.57%
       2000                                                *                       *                        *

   ING GET FUND:
   ING GET Fund - Series N
       2002                                              1.35%              0.95% to 1.90%           -2.73% to -1.75%
       2001                                              2.25%              0.95% to 1.90%                  **
       2000                                               **                      **                        **

                                      231l

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING GET FUND (CONTINUED):
   ING GET Fund - Series P
       2002                                              0.07%              0.75% to 2.55%           -1.80% to -0.20%
       2001                                               **                0.95% to 2.55%                  **
       2000                                               **                      **                        **

   ING GET Fund - Series Q
       2002                                              2.51%              0.75% to 2.55%           -0.70% to 1.20%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   ING GET Fund - Series R
       2002                                               ***               0.75% to 2.55%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING GET Fund - Series S
       2002                                               ***               0.75% to 2.55%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING GET Fund - Series T
       2002                                               ***               0.75% to 2.55%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING GET Fund - Series U
       2002                                               ***               0.75% to 2.20%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231m

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING PARTNERS, INC.:
   ING Alger Growth
       2002                                                ***                    0.75%                     ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   ING American Century Small Cap Value
       2002                                                ***                    0.95%                     ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   ING J.P. Morgan Mid Cap Value
       2002                                                ***               0.95% to 2.55%                 ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   ING MFS(R)Capital Opportunities (Initial Class)
       2002                                                 -                0.95% to 2.40%         -37.64% to -32.29%
       2001                                                **                0.95% to 1.90%                 **
       2000                                                **                      **                       **

   ING MFS(R)Capital Opportunities (Sevice Class)
       2002                                                ***                    0.75%                     ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   ING MFS(R) Global Growth
       2002                                                ***               0.75% to 2.20%                 ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

                                      231n

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING PARTNERS, INC. (CONTINUED):
   ING OpCap Balanced Value
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING PIMCO Total Return
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING Salomon Bros. Capital
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING Salomon Bros. Investors Value
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING Scudder International Growth
       2002                                               ***               0.75% to 0.95%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING T. Rowe Price Growth Equity
       2002                                               ***               0.75% to 0.95%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING UBS Tactical Asset Allocation Division
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231o

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING PARTNERS, INC. (CONTINUED):
   ING Van Kampen Comstock Division
       2002                                               ***               0.75% to 2.40%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING VARIABLE INSURANCE TRUST:
   ING VP Worldwide Growth
       2002                                              0.02%              0.90% to 2.55%          -27.02% to -25.42%
       2001                                                -                0.90% to 2.25%          -20.18% to -19.36%
       2000                                                *                       *                        *

   ING VP BOND PORTFOLIO:
   ING VP Bond
       2002                                               ***               0.80% to 2.25%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING VARIABLE PORTFOLIOS, INC.:
   ING VP Growth
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING VP Index Plus LargeCap
       2002                                              0.15%              0.75% to 2.55%          -29.03% to -22.23%
       2001                                              2.73%              0.95% to 1.90%                  **
       2000                                               **                      **                        **

   ING VP Index Plus MidCap
       2002                                              0.31%              0.75% to 2.55%          -14.79 to -12.82%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

                                      231p

                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING VARIABLE PORTFOLIOS, INC. (CONTINUED):
   ING VP Index Plus SmallCap
       2002                                              0.36%              0.75% to 2.55%          -15.89% to -13.95%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   ING VP Small Company
       2002                                               ***               0.75% to 0.95%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING VP Value Opportunity
       2002                                              0.40%              0.75% to 2.55%          -28.22% to -26.66%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   ING VARIABLE PRODUCTS TRUST:
    ING VP Convertible
       2002                                              3.17%              0.95% to 2.55%           -9.37% to -7.79%
       2001                                             -10.36%             0.95% to 2.20%                  **
       2000                                               **                      **                        **

   ING VP Growth Opportunities
       2002                                                -                0.75% to 2.25%          -33.03% to -32.10%
       2001                                               **                0.90% to 2.25%                  **
       2000                                               **                      **                        **

   ING VP International Value
       2002                                               ***               0.75% to 0.95%                 ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

                                      231q

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   ING VARIABLE PRODUCTS TRUST (CONTINUED):
   ING VP Large Company Value
       2002                                              1.28%              0.95% to 2.55%          -24.40% to -23.16%
       2001                                              0.92%              0.95% to 2.55%                  **
       2000                                               **                      **                        **

   ING VP LargeCap Growth
       2002                                              0.48%              0.95% to 2.25%          -36.68% to -35.45%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   ING VP MagnaCap
       2002                                              1.02%              0.90% to 2.25%          -24.73% to -23.74%
       2001                                              1.36%              0.90% to 2.25%                  **
       2000                                               **                      **                        **

   ING VP MidCap Opportunities
       2002                                               ***                    0.75%                     ***
       2001                                               ***                     ***                      ***
       2000                                               ***                     ***                      ***

   ING VP SmallCap Opportunities
       2002                                              0.00%              0.75% to 2.25%          -45.05% to -44.14%
       2001                                               **                0.90% to 2.25%                  **
       2000                                               **                      **                        **

   INVESCO VARIABLE INVESTMENT FUNDS, INC.:
   INVESCO VIF - Financial Services
       2002                                              1.15%              0.90% to 2.55%          -17.15% to -15.76%
       2001                                              2.70%              0.95% to 2.25%                  **
       2000                                               **                      **                        **

                                      231r

                    Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   INVESCO VARIABLE INVESTMENT FUNDS, INC.
     (CONTINUED):
   INVESCO VIF - Health Sciences
       2002                                                   -                0.90% to 2.55%         -26.42% to -24.98%
       2001                                                 3.60%              0.95% to 2.55%                 **
       2000                                                  **                      **                       **

   INVESCO VIF - Leisure
       2002                                                  ***               0.95% to 2.25%                 ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

   INVESCO VIF - Utilities
       2002                                                 1.12%              0.95% to 2.55%         -22.62% to -20.91%
       2001                                                 3.07%              0.95% to 1.90%                 **
       2000                                                  **                      **                       **

   JANUS ASPEN SERIES:
   Janus Aspen Series Balanced
       2002                                                  ***               0.75% to 1.10%                 ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

   Janus Aspen Series Flexible Income
       2002                                                  ***               0.75% to 0.95%                 ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

   Janus Aspen Series Growth
       2002                                                  ***                    0.75%                     ***
       2001                                                  ***                     ***                      ***
       2000                                                  ***                     ***                      ***

                                      231s

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   JANUS ASPEN SERIES (CONTINUED):
   Janus Aspen Series Worldwide Growth
       2002                                               0.52%              0.75% to 2.55%          -27.58% to 26.20%
       2001                                               0.33%              0.95% to 2.40%                 **
       2000                                                **                      **                       **

   OPPENHEIMER VARIABLE ACCOUNTS FUND:
   Oppenheimer Global Securities
       2002                                                ***               0.75% to 1.10%                 ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   Oppenheimer Strategic Bond
       2002                                                ***               0.75% to 0.95%                 ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

   PIMCO VARIABLE INSURANCE TRUST:
   PIMCO High Yield
       2002                                               8.20%              0.80% to 2.55%          -4.80% to -1.63%
       2001                                               7.91%              0.50% to 2.25%           0.30% to 1.57%
       2000                                                 *                       *                        *

   PIMCO StocksPLUS Growth and Income
       2002                                               2.69%              0.80% to 2.25%         -22.00% to -20.84%
       2001                                               4.22%              0.80% to 2.25%         -13.15% to -12.17%
       2000                                                 *                       *                        *

   PIONEER VARIABLE CONTRACTS TRUST:
    Pioneer Equity-Income VCT
       2002                                                ***               0.75% to 0.95%                 ***
       2001                                                ***                     ***                      ***
       2000                                                ***                     ***                      ***

                                      231t

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   PIONEER VARIABLE CONTRACTS TRUST (CONTINUED):
   Pioneer Fund VCT
       2002                                              1.08%              0.80% to 2.55%          -21.47% to -19.87%
       2001                                              0.91%              0.95% to 1.90%                  **
       2000                                               **                      **                        **

   Pioneer Mid-Cap Value VCT
       2002                                              0.56%              0.75% to 2.25%          -13.36% to -12.03%
       2001                                               **                1.25% to 2.25%                  **
       2000                                               **                      **                        **

   Pioneer Small Company VCT
       2002                                              0.03%              0.95% to 2.55%          -19.29% to -17.90%
       2001                                               **                0.95% to 2.55%                  **
       2000                                               **                      **                        **

   PROFUNDS VP:
   ProFund VP Bull
       2002                                                -                0.90% to 2.25%          -25.68% to -24.66%
       2001                                               **                1.25% to 2.25%                  **
       2000                                               **                      **                        **

   ProFund VP Europe 30
       2002                                                -                0.90% to 2.25%          -27.49% to -26.42%
       2001                                               **                0.90% to 2.25%                  **
       2000                                               **                      **                        **

   ProFund VP Small-Cap
       2002                                                -                0.90% to 2.25%          -24.20% to -23.15%
       2001                                               **                1.25% to 2.25%                  **
       2000                                               **                      **                        **

                                      231u

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   PRUDENTIAL SERIES FUND, INC.:
   Prudential Jennison
       2002                                                -                0.90% to 2.55%          -33.33% to -31.81%
       2001                                                -                0.90% to 2.25%          -20.20% to -19.62%
       2000                                                *                       *                        *

   Prudential SP Jennison International Growth
       2002                                                -                0.90% to 2.55%          -25.05% to -23.53%
       2001                                              0.24%              0.90% to 2.25%          -37.19% to -36.52%
       2000                                                *                       *                        *

   PUTNAM VARIABLE TRUST:
   Putnam VT Growth and Income
       2002                                              1.62%              0.95% to 2.55%          -21.30% to -19.79%
       2001                                               **                0.95% to 2.20%                  **
       2000                                               **                      **                        **

   Putnam VT International Growth and Income
       2002                                              0.28%              0.95% to 2.55%          -16.21% to -14.65%
       2001                                               **                0.95% to 1.90%                  **
       2000                                               **                      **                        **

   Putnam VT Voyager Fund II
       2002                                              0.00%              0.95% to 2.55%          -31.34% to -30.22%
       2001                                               **                0.95% to 2.40%                  **
       2000                                               **                      **                        **

   TRAVELERS SERIES FUND INC.:
   Smith Barney High Income
       2002                                             24.02%              1.25% to 1.40%           -4.57% to -4.44%
       2001                                             12.01%              1.25% to 1.40%           -5.14% to -4.94%
       2000                                                *                       *                        *

                                      231v

                   Golden American Life Insurance Company
                               Separate Account B

                    Notes To Financial Statements (continued)


   8.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                                      INVESTMENT             EXPENSE RATIO             TOTAL RETURN
                     DIVISION                        INCOME RATIO          LOWEST TO HIGHEST        LOWEST TO HIGHEST
   ----------------------------------------------  ------------------  --------------------------   -------------------
   TRAVELERS SERIES FUND INC. (CONTINUED):
   Smith Barney International All Cap Growth
       2002                                               0.95%              1.25% to 1.40%         -26.74% to -26.64%
       2001                                                 -                1.25% to 1.40%         -32.13% to -32.03%
       2000                                                 *                       *                        *

   Smith Barney Large Cap Value
       2002                                               3.74%              1.25% to 1.40%         -26.46% to -26.30%
       2001                                               1.39%              1.25% to 1.40%          -9.45% to -9.33%
       2000                                                 *                       *                        *

   Smith Barney Money Market
       2002                                               1.30%              1.25% to 1.40%           -0.16% to 0.00%
       2001                                               3.49%              1.25% to 1.40%           2.28% to 2.42%
       2000                                                 *                       *                        *

   UBS SERIES TRUST:
   UBS Tactical Allocation
       2002                                               0.45%              0.95% to 2.55%         -25.08% to -23.67%
       2001                                                **                0.95% to 2.20%                 **
       2000                                                **                      **                       **


        *       Not provided for 2000.
        **      As this Division is new in 2001, this data is not meaningful and is therefore not presented.
        ***     As this Division is new in 2002, this data is not meaningful and is therefore not presented

                                      231w

                           PART C -- OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

FINANCIAL STATEMENTS

(a) (1) All financial statements are included in the Prospectus or the Statement of Additional Information as indicated therein
    (2) Schedules I and IV follow. All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are omitted because they are not applicable or because the information is included elsewhere in the consolidated financial statements or notes thereto.



                                                      SCHEDULE I
                             Summary of Investments - Other than Investments in Affiliates
                                                As of December 31, 2002
                                                      (Millions)

                                                                                                  Amount shown
                                                                                                   on Balance
     Type of Investment                                                Cost          Value*          Sheet
     -----------------------------------------------------------------------------------------------------------
     Fixed maturities:
     U.S. government and government agencies and authorities       $      207.3    $      209.5    $     209.5
     Public Utilities Securities                                          335.7           349.3          349.3
     U.S. corporate securities                                          3,012.0         3,182.9        3,182.9
     Foreign securities (1)                                               228.6           242.5          242.5
     Mortgage-backed securities                                           641.7           653.5          653.5
     Other asset-backed securities                                        294.8           298.7          298.7
     Less: Fixed maturities pledged to creditors                            -               -              -
                                                                  ----------------------------------------------
            Total fixed maturities                                  $   4,720.1    $    4,936.4  $     4,936.4
                                                                  ----------------------------------------------

     Equity securities:
                                                                  ----------------------------------------------
            Total equity securities                                        22.9            19.0           19.0
                                                                  ----------------------------------------------

     Short term investments                                                 2.2             2.2            2.2
     Mortgage loans                                                       482.4           482.4          482.4
     Policy loans                                                          16.0            16.0           16.0
                                                                  ----------------------------------------------
            Total other investments                                 $     500.6     $     500.6    $     500.6
     ===========================================================================================================

 * See Notes 2 and 3 of Notes to Consolidated Financial Statements.

(1)  The  term  "foreign"  includes  foreign   governments,   foreign  political
     subdivisions,  foreign  public  utilities  and all other  bonds of  foreign
     issuers.   Substantially  all  of  the  Company's  foreign  securities  are denominated in U.S. dollars.



                                                        SCHEDULE IV
                                                  Reinsurance Information
                              As of and for the years ended December 31, 2002, 2001 and 2000
                                                        (Millions)



(Millions)                                              Ceded to         Assumed                        Percentage of
                                       Gross             Other          from Other          Net        Amount assumed
                                       Amount          Companies        Companies         Amount           to net
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
AT DECEMBER 31, 2002
Life insurance in Force              $   158.7      $       90.7      $       -        $      68.0         0.0%

AT DECEMBER 31, 2001
Life insurance in Force              $   169.3      $       94.8      $       -        $      74.5         0.0%

AT DECEMBER 31, 2000
Life insurance in Force              $   196.3      $      105.3      $       -        $      91.0         0.0%


EXHIBITS

(b)

1 Resolution of the Board of Directors of Depositor authorizing the establishment of the Registrant (1)

2         Not Applicable

3    (a)  Distribution  Agreement between the Depositor and Directed
          Services,  Inc. (1)
     (b)  Form of Dealers Agreement (1)
     (c)  Organizational Agreement (1)
     (d)  Form of Assignment Agreement for Organizational Agreement (1)

4    (a)  Deferred Combination Variable and Fixed Annuity Group Master
          Contract (4)
     (b) Flexible Premium Individual Deferred Combination Variable and Fixed Annuity Contract (4)
     (c) Flexible Premium Deferred Combination Variable and Fixed Annuity Certificate (4)
     (d)  Flexible Premium Individual Deferred Variable Annuity Contract (4)
     (e)  Individual Retirement Annuity Rider (9)
     (f)  ROTH Individual Retirement Annuity Rider (9)
     (g)  Minimum Guaranteed Accumulation Benefit Rider (REV) (5)
     (h)  Minimum Guaranteed Income Benefit Rider (REV) (8)
     (i)  Minimum Guaranteed Withdrawal Benefit Rider (REV) (5)
     (j)  Minimum Guaranteed Withdrawal Benefit Rider
     (k)  Death Benefit Endorsement No.1 (REV)(7% Solution Enhanced) (5)
     (l)  Death Benefit Endorsement No.2 (Ratchet Enhanced)
     (m)  Death Benefit Endorsement No.3 (REV)(Standard) (5)
     (n)  Death Benefit Endorsement No.4 (Max 7 Enhanced)
     (o)  Death Benefit Endorsement No.5 (Base Death Benefit) (5)
     (p)  Earnings Enhancement Death Benefit Rider (5)
     (q)  Simple Retirement Account Rider (9)
     (r)  403(b) Rider (9)

5    (a)  Individual Deferred  Combination Variable and Fixed Annuity
          Application (12)
     (b)  Group Deferred  Combination Variable and Fixed Annuity Enrollment
          Form (4)

(6)  (a)  Amended and Restated Articles of Incorporation of
          ING USA Annuity and Life Insurance Company, dated (01/01/04).
     (b) Amended and Restated By-Laws of ING USA annuity and Life Insurance Company, dated (01/01/04).
     (c) Resolution of the board of directors for Powers of Attorney, dated (04/23/99) (1)
     (d)  Articles of Merger and Agreement and Plan of Merger of
          USGALC, ULAIC, ELICI into GALIC and renamed ING USA Annuity and Life Insurance Company, dated (06/25/03).

7         Not applicable

8    (a)  Administrative Services Agreement between Golden American and
          Equitable of Iowa companies (1)
     (b)  Service Agreement between Golden American and Directed Services,
          Inc. (1)
     (c) Asset Management Agreement between Golden American and ING Investment Management LLC (1)
     (d) Reciprocal Loan Agreement between Golden American and ING America Insurance Holdings, Inc. (1)
     (e)  Revolving Note Payable between Golden American and SunTrust Bank (1)
     (f) Surplus Note, dated 12/17/96, between Golden American and Equitable of Iowa Companies (2)
     (g) Surplus Note, dated 12/30/98, between Golden American and Equitable Life Insurance Company of Iowa (2)
     (h)  Surplus Note, dated 09/30/99, between Golden American and ING AIH (2)
     (i) Surplus Note, dated 12/08/99, between Golden American and First Columbine Life Insurance Company (1)
     (j) Surplus Note, dated, 12/30/99, between Golden American and Equitable Life Insurance Company of Iowa (1)
     (k) Reinsurance Agreement, dated 06/30/00, between Golden American and Equitable Life Insurance Company of Iowa (3)
     (l) Renewal of Revolving Note Payable between Golden American and SunTrust Bank as of July 31, 2000 and expiring July 31, 2001 (3)
     (m) Participation Agreement between Golden American and PIMCO Variable Insurance Trust (4)
     (n) Participation Agreement between Golden American and Prudential Series Fund, Inc. (4)
     (o) Participation Agreement between Golden American and ING Variable Insurance Trust (4)
     (p) Amendment to the Participation Agreement between Golden American and Prudential Series Fund, Inc. (4)
     (q) Reinsurance Agreement, effective 01/01/00, between Golden American and Security Life of Denver International Limited (5)
     (r) Letter of Credit between Security Life of Denver International Limited and The Bank of New York for the benefit of Golden American (5)
     (s)  Form of Participation  Agreement  between Golden American and
          ProFunds (5)
     (t) Amendment to the Reinsurance Agreement, amended 09/28/01, between Golden American and Security Life of Denver International Limited (6)
     (u) Renewal of Revolving Note Payable between Golden American and SunTrust Bank as of April 30, 2001 and expiring May 31, 2002 (6)
     (v) Participation Agreement between Golden American and ING Variable Products Trust (7)
     (w) Participation Agreement between Golden American and Pioneer Variable Contracts Trust (7)
     (x) Participation Agreement between Golden American and Fidelity Distributors Corporation (7)
     (y) Participation Agreement between Golden American and ING Variable Insurance Trust (7)
     (z) Participation Agreement between Golden American and AIM Variable Insurance Funds, Inc. (7)
     (aa) Participation Agreement between Golden American and INVESCO Variable Investment Funds, Inc. (7)
     (ab) Participation Agreement between Golden American and The Prudential Series Fund, Inc. (7)
     (ac) Form of Participation Agreement between Golden American, American Funds Insurance Series and Capital Research and Management
          Company (11)

    (9)   Opinion and Consent of Kimberly J. Smith

(10)  (a) Consent of Ernst & Young LLP, Independent Auditors
      (b) Consent of Kimberly J. Smith, incorporated in Item 9 of this Part C, together with the Opinion of Kimberly J. Smith.

(11)      Not applicable

(12)      Not applicable

(13)      Schedule of Performance Data (5)

(14)      Not applicable

(15)      Powers of Attorney (10)

(1) Incorporated herein by reference to the initial filing of a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 11, 2000 (File Nos. 333-30180, 811-5626).

(2) Incorporated herein by reference to Pre-Effective Amendment No. 2 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on May 10, 2000 (File Nos. 333-30180, 811-5626).

(3) Incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on September 13, 2000 (File Nos. 333-30180, 811-5626).

(4) Incorporated herein by reference to Post-Effective Amendment No. 2 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on February 26, 2001 (File Nos. 333-30180, 811-5626).

(5) Incorporated herein by reference to Post-Effective Amendment No. 3 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on or about April 23, 2001 (File Nos. 333-30180, 811-5626).

(6) Incorporated herein by reference to Post-Effective Amendment No. 4 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on or about October 26, 2001 (File Nos. 333-30180, 811-5626).

(7) Incorporated herein by reference to Post-Effective Amendment No. 32 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on or about April 29, 2002 (File Nos. 033-23351, 811-5626).

(8) Incorporated herein by reference to Post-Effective Amendment No. 9 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on or about October 28, 2002 (File Nos. 333-30180, 811-5626).

(9) Incorporated herein by reference to Post-Effective Amendment No. 34 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on April 15, 2003 (File Nos. 033-23351, 811-5626).

(10) Incorporated by reference to Post-Effective Amendment No. 3 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on June 5, 2003 (File Nos. 333-70600, 811-5626).

(11) Incorporated herein by Reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-6, for ReliaStar Life Insurance Company Select * Life Variable Account filed with the Securities and Exchange Commission on July 17, 2003 (File Number 333-105319)

(12) Incorporated herein by reference to Post-Effective Amendment No. 14 to a Registration Statement on Form N-4 for Golden American Life Insurance Company Separate Account B filed with the Securities and Exchange Commission on or about November 12, 2003 (File Nos. 333-30180, 811-5626).

ITEM 25:  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                           Principal                    Position(s)
Name                    Business Address                with Depositor
----                    ----------------                --------------

Keith Gubbay           ING Insurance Operations         Director and President
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Boyd G. Combs          ING Insurance Operations         Senior Vice President
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Jacques de Vaucleroy   ING Insurance Operations         Director and Senior
                       5780 Powers Ferry Road           Vice President
                       Atlanta, GA  30327-4390

Shaun P. Mathews       ING Financial Services           Senior Vice President
                       151 Farmington Avenue
                       Hartford, CT  06156

James R. Gelder        ReliaStar Life Insurance Co.     Senior Vice President
                       20 Washington Avenue South
                       Minneapolis, MN  55402

James R. McInnis       ING USA Annuity & Life Ins. Co.  Senior Vice President
                       1475 Dunwoody Drive
                       West Chester, PA  19380

Stephen J. Preston     ING USA Annuity & Life Ins. Co.  Senior Vice President
                       1475 Dunwoody Drive
                       West Chester, PA  19380

Kathleen A. Murphy     ING Insurance Operations         Director
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

Thomas J. McInerney    ING Insurance Operations         Director and CEO
                       5780 Powers Ferry Road
                       Atlanta, GA  30327-4390

David A. Wheat         ING Insurance Operations         Chief Financial Officer
                       5780 Powers Ferry Road           Director
                       Atlanta, GA  30327-4390

David L. Jacobson      ING USA Annuity & Life Ins. Co.  Vice President, Chief
                       1475 Dunwoody Drive              Compliance Officer and
                       West Chester, PA  19380          Assistant Secretary

David S. Pendergrass   ING Insurance Operations         Vice President and
                       5780 Powers Ferry Road           Treasurer
                       Atlanta, GA  30327-4390

Paula Cludray-Engelke  ReliaStar Life Insurance Co.     Secretary
                       20 Washington Avenue South
                       Minneapolis, MN  55402

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The following persons control or are under common control with the Depositor:

DIRECTED SERVICES, INC. ("DSI") - This corporation is a general business corporation organized under the laws of the State of New York, and is wholly owned by ING Groep, N.V. ("ING"). The primary purpose of DSI is to act as a broker-dealer in securities. It acts as the principal underwriter and distributor of variable insurance products including variable annuities as required by the SEC. The contracts are issued by the Depositor. DSI also has the power to carry on a general financial, securities, distribution, advisory or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation. DSI is also registered with the SEC as an investment adviser.

The Depositor is under common control with a New York company, ReliaStar Life Insurance Company of New York ("RLNY"). The primary purpose of RLNY is to offer variable products in the state of New York.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding stock is owned and controlled by ING. Various companies and other entities controlled by ING may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organizational chart.

Subsidiaries of ING Groep N.V. incorporated herein by reference to Item 26 in Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003 for Variable Annuity Account C of ING Life Insurance and Annuity Company.

ITEM 27:  NUMBER OF CONTRACT OWNERS

As of January 30, 2004, there are 167,188 qualified contract owners and 171,692 non-qualified contract owners in ING USA's Separate Account B.

ITEM 28: INDEMNIFICATION

ING USA shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of ING USA as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

ING USA may also, to the extent permitted by law, indemnify any other person who is or was serving ING USA in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

ING USA or its parents may purchase and maintain insurance on behalf of any such person or persons to be indemnified under the provision in the above paragraphs, against any such liability to the extent permitted by law.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services, Inc. ("DSI"), the Registrant's Distributor, serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company. DSI is the principal underwriter for Separate Account A, Separate Account B, Separate Account EQ (formerly known as Equitable Life Insurance Company of Iowa Separate Account A), ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of ING USA and the ING Investors Trust.

(b) The following information is furnished with respect to the principal officers and directors of Directed Services, Inc., the Registrant's Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal             Positions and Offices
Business Address               with Underwriter
--------------------            ---------------------

James R. McInnis               Director and President

Alan G. Hoden                  Director

Stephen J. Preston             Director

David S. Pendergrass           Vice President and Treasurer
ING Insurance Operations
5780 Powers Ferry Road
Atlanta, GA  30327-4390

David L. Jacobson              Senior Vice President

Kimberly J. Smith              Secretary

(c)
             2002 Net
Name of      Underwriting   Compensation
Principal    Discounts and      on        Brokerage
Underwriter  Commissions    Redemption    Commissions  Compensation
-----------  ------------   ------------- -----------  ------------
DSI          $287,208,066       $0            $0           $0


ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

Accounts and records are maintained by ING USA Annuity and Life Insurance Company at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478, 909 Locust Street, Des Moines, Iowa 50309, and at ING Americas at 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS

1. The account meets the definition of a "separate account" under federal securities laws.

2. ING USA Annuity and Life Insurance Company hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                             SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 and has caused this Post-Effective Amendment to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania on this 13th day of February, 2004.




                                      SEPARATE ACCOUNT B
                                       (Registrant)

                                 By:  ING USA ANNUITY AND LIFE
                                      INSURANCE COMPANY
                                      (Depositor)

                                 By:
                                     --------------------
                                     Keith Gubbay*
                                     President and Director

Attest: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on February 13, 2004.


Signature                     Title
---------                     -----

                             President and Director
--------------------
Keith Gubbay*




                DIRECTORS OF DEPOSITOR


----------------------
David A. Wheat*


----------------------
Thomas J. McInerney*


----------------------
Kathleen A. Murphy


----------------------
Jacques de Vaucleroy


Attest: /s/ Linda E. Senker
        ------------------------
         Linda E. Senker
         Counsel of Depositor

*Executed by Linda E. Senker on behalf of those indicated pursuant to Power of Attorney.

                                  EXHIBIT INDEX

ITEM      EXHIBIT                                                  PAGE #
----      -------                                                  ------

4(i)      Minimum Guaranteed Withdrawal Benefit Rider              EX-99.B4I

4(j)      Minimum Guaranteed Withdrawal Benefit with Reset
           and Step Up Option                                      EX-99.B4J

4(m)      Death Benefit Endorsement No.2 (Ratchet Enhanced)        EX-99.B4M

4(o)      Death Benefit Endorsement No.4 (Max 7 Enhanced)          EX-99.B4O

4(u)      Company Address and Name Change Endorsement              EX-99.B4U

6(a)      Amended and Restated Articles of Incorporation           EX-99.B6A

6(b)      Amended and Restated By-Laws                             EX-99.B6B

6(d)      Articles of Merger and Agreement and Plan of Merger      EX-99.B6D

9         Opinion and Consent of Kimberly J. Smith                 EX-99.B9

10(a)     Consent of Ernst & Young LLP, Independent Auditors       EX-99.B10A